Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	October 31, 2018
Date of reporting period:	April 30, 2018

ITEM 1 – REPORT TO STOCKHOLDERS

Institutional, J, & R Share Classes

Semiannual Report

April 30, 2018

Note: If your shares are not held directly with Principal Funds but through a brokerage firm, please contact your broker for electronic delivery options available.

Principal[SM]

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information

EE11865PFI | 01/2017

Table of Contents

Financial Statements	1
Notes to Financial Statements	111
Schedules of Investments	158
Financial Highlights (Includes performance information)	446
Shareholder Expense Example	554
Supplemental Information	563

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2018 (unaudited)

	California		Core Plus Bond		Diversified
Amounts in thousands, except per share amounts	Municipal Fund		Fund		International Fund
Investment in securities--at cost	$400,242		$3,278,720		$9,992,053
Investment in affiliated Funds--at cost	$–		$163,041		$436,186
Foreign currency--at cost	$–		$1,497		$86,672
Assets
Investment in securities--at value	$405,689		$3,198,542		$12,151,354
Investment in affiliated Funds--at value	–		163,041		436,186
Foreign currency--at value	–		1,474		86,522
Cash	4,112		2,875		3,287
Deposits with counterparty	–		290		–
Receivables:
Dividends and interest	5,295		25,646		67,937
Expense reimbursement from Manager	5		164		1
Expense reimbursement from Distributor	–		3		5
Foreign currency contracts	–		1,416		–
Fund shares sold	2,185		9,275		1,957
Investment securities sold	5,341		9,526		308,533
Variation margin on futures	–		143		–
Variation margin on swaps	–		123		–
Other assets	–		7		5
Prepaid directors' expenses	–		4		6
Total Assets	422,627		3,412,529		13,055,793
Liabilities
Accrued management and investment advisory fees	149		1,338		8,364
Accrued administrative service fees	–		4		5
Accrued distribution fees	87		49		101
Accrued service fees	–		18		26
Accrued transfer agent fees	36		105		227
Accrued chief compliance officer fees	–		1		2
Accrued directors' expenses	1		–		–
Accrued professional fees	17		24		10
Accrued other expenses	2		31		194
Deposits from counterparty	–		650		–
Payables:
Deferred foreign tax	–		–		1,847
Dividends payable	1,036		8,836		–
Foreign currency contracts	–		426		–
Fund shares redeemed	1,084		3,542		7,949
Interest expense and fees payable	75		–		–
Investment securities purchased	6,389		183,830		420,256
Unrealized loss on unfunded loan commitments	–		–		–
Variation margin on futures	–		97		–
Floating rate notes issued	11,291		–		–
Total Liabilities	20,167		198,951		438,981
Net Assets Applicable to Outstanding Shares	$402,460		$3,213,578		$12,616,812
Net Assets Consist of:
Capital shares and additional paid-in-capital	$411,666		$3,322,627		$10,062,571
Accumulated undistributed (overdistributed) net investment income (loss)	2,452		6,931		(8,110)
Accumulated undistributed (overdistributed) net realized gain (loss)	(17,105)		(37,049)		405,615
Net unrealized appreciation (depreciation) of investments	5,447		(79,898)		2,157,454
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		967		(718)
Total Net Assets	$402,460		$3,213,578		$12,616,812
Capital Stock (par value: $.01 per share):
Shares authorized	700,000		1,160,000		1,925,000
Net Asset Value Per Share:
Class A: Net Assets	$280,297		$84,352		$256,232
Shares Issued and Outstanding	27,268		7,952		18,260
Net Asset Value per share	$10.28		$10.61		$14.03
Maximum Offering Price	$10.68		$11.02		$14.85
Class C: Net Assets	$35,645		$7,866		$18,721
Shares Issued and Outstanding	3,461		741		1,335
Net Asset Value per share	$10.30	(a)	$10.61	(a)	$14.02	(a)
Class J: Net Assets	N/A		$138,842		$190,628
Shares Issued and Outstanding			12,999		13,743
Net Asset Value per share			$10.68	(a)	$13.87	(a)
Institutional: Net Assets	$86,518		$2,894,226		$12,024,033
Shares Issued and Outstanding	8,412		272,990		861,192
Net Asset Value per share	$10.29		$10.60		$13.96
R-1: Net Assets	N/A		$4,501		$4,405
Shares Issued and Outstanding			425		315
Net Asset Value per share			$10.60		$13.99
R-2: Net Assets	N/A		$4,397		$5,329
Shares Issued and Outstanding			419		383
Net Asset Value per share			$10.49		$13.93
R-3: Net Assets	N/A		$18,550		$23,662
Shares Issued and Outstanding			1,760		1,693
Net Asset Value per share			$10.54		$13.98
R-4: Net Assets	N/A		$13,795		$37,147
Shares Issued and Outstanding			1,284		2,623
Net Asset Value per share			$10.75		$14.16
R-5: Net Assets	N/A		$47,049		$56,655
Shares Issued and Outstanding			4,460		4,008
Net Asset Value per share			$10.55		$14.13

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2018 (unaudited)

			Finisterre
			Unconstrained
			Emerging Markets	Global Diversified
Amounts in thousands, except per share amounts	Equity Income Fund		Bond Fund	Income Fund
Investment in securities--at cost	$4,083,157		$26,848	$11,996,763
Investment in affiliated Funds--at cost	$93,186		$–	$213,606
Foreign currency--at cost	$–		$38	$21,082
Assets
Investment in securities--at value	$6,526,843		$26,721	$11,918,430
Investment in affiliated Funds--at value	93,186		–	213,606
Foreign currency--at value	–		38	20,778
Cash	–		1,427	16,751
Deposits with counterparty	–		799	17,828
Receivables:
Dividends and interest	15,913		334	109,422
Expense reimbursement from Manager	27		6	421
Foreign currency contracts	–		52	3,850
Fund shares sold	1,133		199	10,073
Investment securities sold	–		2,134	122,552
OTC swap agreements--at value (premiums paid $0, $123 and $0)	–		144	–
Unrealized gain on unfunded loan commitments	–		–	3
Variation margin on futures	–		–	3
Variation margin on swaps	–		–	4
Other assets	1		–	–
Prepaid directors' expenses	8		–	–
Prepaid expenses	52		–	–
Total Assets	6,637,163		31,854	12,433,721
Liabilities
Accrued management and investment advisory fees	2,764		25	7,191
Accrued administrative service fees	6		–	–
Accrued distribution fees	358		–	2,138
Accrued service fees	43		–	–
Accrued transfer agent fees	298		–	1,367
Accrued chief compliance officer fees	1		–	3
Accrued directors' expenses	–		1	2
Accrued professional fees	26		18	33
Accrued other expenses	–		7	8
Deposits from counterparty	–		–	–
Payables:
Foreign currency contracts	–		4	5,114
Fund shares redeemed	2,853		–	12,120
Investment securities purchased	–		1,786	202,921
Options and swaptions contracts written (premiums received $0, $0 and $39,073)	–		–	30,947
OTC swap agreements--at value (premiums received $0, $116 and $0)	–		113	–
Unrealized loss on unfunded loan commitments	–		–	–
Variation margin on futures	–		8	95
Total Liabilities	6,349		1,962	261,939
Net Assets Applicable to Outstanding Shares	$6,630,814		$29,892	$12,171,782
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,002,535		$29,863	$12,252,724
Accumulated undistributed (overdistributed) net investment income (loss)	59,771		74	(20,022)
Accumulated undistributed (overdistributed) net realized gain (loss)	124,822		(7)	10,641
Net unrealized appreciation (depreciation) of investments	2,443,686		(86)	(69,579)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		48	(1,982)
Total Net Assets	$6,630,814		$29,892	$12,171,782
Capital Stock (par value: $.01 per share):
Shares authorized	1,800,000		300,000	2,350,000
Net Asset Value Per Share:
Class A: Net Assets	$939,909		$1,379	$1,818,208
Shares Issued and Outstanding	30,614		138	130,998
Net Asset Value per share	$30.70		$10.01	$13.88
Maximum Offering Price	$32.49		$10.40	$14.42
Class C: Net Assets	$181,542		N/A	$2,117,782

Shares Issued and Outstanding	6,070	(a)		153,554 (a)
Net Asset Value per share	$29.91			$13.79
Class T: Net Assets	N/A		N/A	$10
Shares Issued and Outstanding				1
Net Asset Value per share				$13.96
Maximum Offering Price				$14.32
Institutional: Net Assets	$5,301,078		$28,513	$5,859,556
Shares Issued and Outstanding	172,407		2,840	424,074
Net Asset Value per share	$30.75		$10.04	$13.82
R-1: Net Assets	$2,673		N/A	N/A
Shares Issued and Outstanding	87
Net Asset Value per share	$30.57
R-2: Net Assets	$4,079		N/A	N/A
Shares Issued and Outstanding	133
Net Asset Value per share	$30.69
R-3: Net Assets	$40,828		N/A	N/A
Shares Issued and Outstanding	1,334
Net Asset Value per share	$30.60
R-4: Net Assets	$39,498		N/A	N/A
Shares Issued and Outstanding	1,288
Net Asset Value per share	$30.66
R-5: Net Assets	$121,207		N/A	N/A
Shares Issued and Outstanding	3,947
Net Asset Value per share	$30.71
R-6: Net Assets	N/A		N/A	$2,376,226
Shares Issued and Outstanding				172,020
Net Asset Value per share				$13.81

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2018 (unaudited)

	Global Real Estate	Government & High	Government Money
Amounts in thousands, except per share amounts	Securities Fund	Quality Bond Fund	Market Fund
Investment in securities--at cost	$2,620,721	$1,543,019	$3,540,527
Investment in affiliated Funds--at cost	$41,666	$18,280	$–
Assets
Investment in securities--at value	$2,818,649	$1,480,195	$3,540,527
Investment in affiliated Funds--at value	41,666	18,280	–
Cash	–	–	106
Receivables:
Dividends and interest	8,704	6,818	353
Expense reimbursement from Manager	72	5	65
Expense reimbursement from Distributor	–	23	–
Fund shares sold	8,366	4,815	–
Investment securities sold	3,659	6,493	–
Other assets	–	19	–
Prepaid directors' expenses	2	2	–
Prepaid expenses	93	–	–
Total Assets	2,881,211	1,516,650	3,541,051
Liabilities
Accrued management and investment advisory fees	1,989	617	420
Accrued administrative service fees	–	3	–
Accrued distribution fees	50	106	–
Accrued service fees	–	11	–
Accrued transfer agent fees	76	144	–
Accrued chief compliance officer fees	–	–	1
Accrued directors' expenses	–	–	2
Accrued professional fees	20	18	11
Accrued other expenses	–	56	71
Cash overdraft	–	123	–
Deposits from counterparty	–	–	–
Payables:
Dividends payable	–	3,503	4,124
Fund shares redeemed	3,105	2,798	–
Investment securities purchased	7,976	13,536	–
Total Liabilities	13,216	20,915	4,629
Net Assets Applicable to Outstanding Shares	$2,867,995	$1,495,735	$3,536,422
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,677,904	$1,621,562	$3,536,422
Accumulated undistributed (overdistributed) net investment income (loss)	(18,276)	(9,954)	–
Accumulated undistributed (overdistributed) net realized gain (loss)	10,515	(53,049)	–
Net unrealized appreciation (depreciation) of investments	197,928	(62,824)	–
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(76)	–	–
Total Net Assets	$2,867,995	$1,495,735	$3,536,422
Capital Stock (par value: $.01 per share):
Shares authorized	1,250,000	1,275,000	10,000,000
Net Asset Value Per Share:
Class A: Net Assets	$99,447	$247,604	N/A
Shares Issued and Outstanding	11,216	24,512
Net Asset Value per share	$8.87	$10.10
Maximum Offering Price	$9.39	$10.33
Class C: Net Assets	$35,411	$42,126	N/A
Shares Issued and Outstanding	4,134	4,172
Net Asset Value per share	$8.57 (a)	$10.10 (a)
Class J: Net Assets	N/A	$107,790	N/A
Shares Issued and Outstanding		10,644
Net Asset Value per share		$10.13 (a)
Institutional: Net Assets	$2,168,379	$1,042,705	$3,536,422
Shares Issued and Outstanding	227,941	103,065	3,536,422
Net Asset Value per share	$9.51	$10.12	$1.00
R-1: Net Assets	N/A	$2,366	N/A
Shares Issued and Outstanding		234
Net Asset Value per share		$10.13
R-2: Net Assets	N/A	$7,256	N/A
Shares Issued and Outstanding		716
Net Asset Value per share		$10.12
R-3: Net Assets	$278	$11,295	N/A
Shares Issued and Outstanding	29	1,115
Net Asset Value per share	$9.50	$10.12
R-4: Net Assets	$63	$14,494	N/A
Shares Issued and Outstanding	6	1,431
Net Asset Value per share	$9.50	$10.13
R-5: Net Assets	$12	$20,099	N/A
Shares Issued and Outstanding	1	1,983
Net Asset Value per share	$9.52	$10.13
R-6: Net Assets	$564,405	N/A	N/A
Shares Issued and Outstanding	59,335
Net Asset Value per share	$9.51

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2018 (unaudited)

Amounts in thousands, except per share amounts	High Yield Fund	High Yield Fund I	Income Fund
Investment in securities--at cost	$3,218,296	$1,104,771	$3,056,434
Investment in affiliated Funds--at cost	$109,792	$17,236	$62,931
Foreign currency--at cost	$3,459	$–	$–
Assets
Investment in securities--at value	$3,161,027	$1,079,828	$3,066,742
Investment in affiliated Funds--at value	109,792	17,236	62,931
Foreign currency--at value	3,376	–	–
Cash	1,154	1,024	–
Deposits with counterparty	–	1,621	–
Receivables:
Dividends and interest	51,599	17,126	25,915
Expense reimbursement from Manager	4	2	–
Expense reimbursement from Distributor	–	–	2
Foreign currency contracts	91	–	–
Fund shares sold	19,636	124	9,602
Investment securities sold	2,685	3,447	–
Prepaid directors' expenses	1	1	8
Total Assets	3,349,365	1,120,409	3,165,200
Liabilities
Accrued management and investment advisory fees	1,370	588	1,253
Accrued administrative service fees	–	–	7
Accrued distribution fees	393	2	122
Accrued service fees	–	–	25
Accrued transfer agent fees	1,109	20	115
Accrued chief compliance officer fees	1	1	1
Accrued professional fees	35	22	19
Accrued other expenses	95	2	50
Cash overdraft	–	–	1
Deposits from counterparty	–	–	–
Payables:
Dividends payable	14,689	–	8,813
Foreign currency contracts	7	–	–
Fund shares redeemed	6,132	720	2,854
Investment securities purchased	25,416	4,462	–
Unrealized loss on unfunded loan commitments	–	–	–
Variation margin on swaps	–	14	–
Total Liabilities	49,247	5,831	13,260
Net Assets Applicable to Outstanding Shares	$3,300,118	$1,114,578	$3,151,940
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,465,106	$1,181,371	$3,223,638
Accumulated undistributed (overdistributed) net investment income (loss)	(4,913)	33	(18,556)
Accumulated undistributed (overdistributed) net realized gain (loss)	(102,806)	(42,039)	(63,450)
Net unrealized appreciation (depreciation) of investments	(57,269)	(24,787)	10,308
Total Net Assets	$3,300,118	$1,114,578	$3,151,940
Capital Stock (par value: $.01 per share):
Shares authorized	1,900,000	400,000	1,550,000
Net Asset Value Per Share:
Class A: Net Assets	$730,862	$6,964	$239,894
Shares Issued and Outstanding	100,014	720	25,747
Net Asset Value per share	$7.30	$9.67	$9.32
Maximum Offering Price	$7.58	$10.05	$9.53
Class C: Net Assets	$298,477	N/A	$57,009
Shares Issued and Outstanding	40,419		6,082
Net Asset Value per share	$7.38 (a)		$9.37	(a)
Class J: Net Assets	N/A	N/A	$89,308
Shares Issued and Outstanding			9,562
Net Asset Value per share			$9.34	(a)
Class T: Net Assets	$10	N/A	N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$7.25
Maximum Offering Price	$7.44
Institutional: Net Assets	$1,809,536	$1,107,614	$438,315
Shares Issued and Outstanding	249,327	114,507	46,904
Net Asset Value per share	$7.25	$9.67	$9.34
R-1: Net Assets	N/A	N/A	$17,914
Shares Issued and Outstanding			1,916
Net Asset Value per share			$9.35
R-2: Net Assets	N/A	N/A	$2,617
Shares Issued and Outstanding			280
Net Asset Value per share			$9.36
R-3: Net Assets	N/A	N/A	$27,816
Shares Issued and Outstanding			2,971
Net Asset Value per share			$9.36
R-4: Net Assets	N/A	N/A	$26,801
Shares Issued and Outstanding			2,864
Net Asset Value per share			$9.36
R-5: Net Assets	N/A	N/A	$48,276
Shares Issued and Outstanding			5,169
Net Asset Value per share			$9.34
R-6: Net Assets	$461,233	N/A	$2,203,990
Shares Issued and Outstanding	63,558		236,067
Net Asset Value per share	$7.25		$9.34

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2018 (unaudited)

			International
	Inflation Protection		Emerging Markets
Amounts in thousands, except per share amounts	Fund		Fund		International Fund I
Investment in securities--at cost	$1,578,515		$791,166		$368,466
Investment in affiliated Funds--at cost	$23,621		$13,907		$24,787
Foreign currency--at cost	$1,089		$653		$2
Assets
Investment in securities--at value	$1,563,785		$962,349		$466,839
Investment in affiliated Funds--at value	23,621		13,907		24,787
Foreign currency--at value	1,077		650		2
Cash	4		–		–
Deposits with counterparty	8,352		–		2,708
Receivables:
Dividends and interest	1,669		1,781		2,562
Expense reimbursement from Manager	3		27		6
Expense reimbursement from Distributor	–		3		–
Foreign currency contracts	2,438		–		–
Foreign tax refund	–		1,823		–
Fund shares sold	135		405		920
Investment securities sold	35,617		3,875		–
OTC swap agreements--at value (premiums paid $0, $0 and $0)	1,428		–		–
Variation margin on futures	169		–		–
Variation margin on swaps	120		–		–
Prepaid directors' expenses	5		–		–
Total Assets	1,638,423		984,820		497,824
Liabilities
Accrued management and investment advisory fees	490		967		360
Accrued administrative service fees	1		2		1
Accrued distribution fees	8		56		5
Accrued service fees	3		10		4
Accrued transfer agent fees	17		143		36
Accrued professional fees	18		16		12
Accrued other expenses	16		103		26
Deposits from counterparty	1,300		–		–
Payables:
Deferred foreign tax	–		1,177		–
Foreign currency contracts	86		–		–
Fund shares redeemed	1,681		1,319		26
Investment securities purchased	55,795		–		–
Options and swaptions contracts written (premiums received $3,746, $0 and $0)	3,697		–		–
Variation margin on futures	226		–		154
Variation margin on swaps	320		–		–
Total Liabilities	63,658		3,793		624
Net Assets Applicable to Outstanding Shares	$1,574,765		$981,027		$497,200
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,617,093		$780,629		$383,454
Accumulated undistributed (overdistributed) net investment income (loss)	10,890		(2,552)		1,418
Accumulated undistributed (overdistributed) net realized gain (loss)	(43,481)		31,100		14,077
Net unrealized appreciation (depreciation) of investments	(12,075)		171,829		98,285
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	2,338		21		(34)
Total Net Assets	$1,574,765		$981,027		$497,200
Capital Stock (par value: $.01 per share):
Shares authorized	1,000,000		1,000,000		900,000
Net Asset Value Per Share:
Class A: Net Assets	$10,781		$107,847		$10,298
Shares Issued and Outstanding	1,294		3,595		608
Net Asset Value per share	$8.33		$30.00		$16.94
Maximum Offering Price	$8.65		$31.75		$17.93
Class C: Net Assets	$3,249		$15,171		N/A
Shares Issued and Outstanding	410		531
Net Asset Value per share	$7.91	(a)	$28.57	(a)
Class J: Net Assets	$7,122		$133,282		N/A
Shares Issued and Outstanding	875		4,615
Net Asset Value per share	$8.14	(a)	$28.88	(a)
Institutional: Net Assets	$1,540,003		$98,293		$185,404
Shares Issued and Outstanding	181,654		3,310		10,884
Net Asset Value per share	$8.48		$29.69		$17.03
R-1: Net Assets	$1,118		$2,881		$2,695
Shares Issued and Outstanding	140		97		159
Net Asset Value per share	$7.99		$29.60		$16.98
R-2: Net Assets	$811		$3,173		$2,657
Shares Issued and Outstanding	101		108		156
Net Asset Value per share	$8.05		$29.43		$17.03
R-3: Net Assets	$6,456		$10,881		$5,369
Shares Issued and Outstanding	792		367		316
Net Asset Value per share	$8.15		$29.61		$17.00
R-4: Net Assets	$1,559		$12,083		$3,705
Shares Issued and Outstanding	189		406		218
Net Asset Value per share	$8.25		$29.75		$17.03
R-5: Net Assets	$3,666		$17,237		$4,922
Shares Issued and Outstanding	440		579		290
Net Asset Value per share	$8.33		$29.79		$17.00
R-6: Net Assets	N/A		$580,179		$282,150
Shares Issued and Outstanding			19,532		16,574
Net Asset Value per share			$29.70		$17.02

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2018 (unaudited)

	LargeCap Growth		LargeCap Growth		LargeCap S&P 500
Amounts in thousands, except per share amounts	Fund		Fund I		Index Fund
Investment in securities--at cost	$504,748		$5,185,147		$2,944,624
Investment in affiliated Funds--at cost	$7,297		$231,394		$75,033
Assets
Investment in securities--at value	$619,862		$7,847,544		$5,251,679
Investment in affiliated Funds--at value	7,297		231,394		75,033
Cash	–		18		–
Deposits with counterparty	–		11,861		3,323
Receivables:
Dividends and interest	351		1,673		4,614
Expense reimbursement from Manager	10		121		–
Expense reimbursement from Distributor	2		4		16
Fund shares sold	396		1,502		1,616
Investment securities sold	6,348		48,745		–
Other assets	12		–		3
Prepaid directors' expenses	2		–		3
Prepaid expenses	–		20		–
Total Assets	634,280		8,142,882		5,336,287
Liabilities
Accrued management and investment advisory fees	348		4,000		660
Accrued administrative service fees	3		13		27
Accrued distribution fees	110		58		241
Accrued service fees	14		101		163
Accrued transfer agent fees	268		412		215
Accrued chief compliance officer fees	1		2		1
Accrued directors' expenses	–		2		–
Accrued professional fees	13		32		16
Accrued other expenses	47		–		67
Cash overdraft	–		–		1
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	631		4,206		8,782
Investment securities purchased	5,043		17,219		–
Variation margin on futures	–		2,182		720
Total Liabilities	6,478		28,227		10,893
Net Assets Applicable to Outstanding Shares	$627,802		$8,114,655		$5,325,394
Net Assets Consist of:
Capital shares and additional paid-in-capital	$188,995		$4,862,531		$2,827,064
Accumulated undistributed (overdistributed) net investment income (loss)	(1,632)		164		23,740
Accumulated undistributed (overdistributed) net realized gain (loss)	325,325		592,877		166,839
Net unrealized appreciation (depreciation) of investments	115,114		2,659,083		2,307,751
Total Net Assets	$627,802		$8,114,655		$5,325,394
Capital Stock (par value: $.01 per share):
Shares authorized	1,335,000		1,595,000		950,000
Net Asset Value Per Share:
Class A: Net Assets	$394,217		$29,350		$373,197
Shares Issued and Outstanding	41,470		1,965		21,403
Net Asset Value per share	$9.51		$14.94		$17.44
Maximum Offering Price	$10.06		$15.81		$17.71
Class C: Net Assets	$16,540		N/A		$59,454
Shares Issued and Outstanding	2,039				3,487
Net Asset Value per share	$8.11	(a)			$17.05	(a)
Class J: Net Assets	$82,572		$164,942		$648,191
Shares Issued and Outstanding	9,423		12,913		37,548
Net Asset Value per share	$8.76	(a)	$12.77	(a)	$17.26	(a)
Institutional: Net Assets	$65,026		$2,230,543		$3,461,049
Shares Issued and Outstanding	6,427		145,174		198,570
Net Asset Value per share	$10.12		$15.36		$17.43
R-1: Net Assets	$4,555		$7,431		$16,482
Shares Issued and Outstanding	515		559		949
Net Asset Value per share	$8.84		$13.29		$17.37
R-2: Net Assets	$1,658		$7,739		$23,386
Shares Issued and Outstanding	183		597		1,335
Net Asset Value per share	$9.10		$12.98		$17.51
R-3: Net Assets	$10,794		$104,868		$198,378
Shares Issued and Outstanding	1,040		7,465		11,369
Net Asset Value per share	$10.38		$14.05		$17.45
R-4: Net Assets	$7,991		$79,333		$172,002
Shares Issued and Outstanding	772		5,550		9,827
Net Asset Value per share	$10.35		$14.30		$17.50
R-5: Net Assets	$44,449		$292,374		$373,255
Shares Issued and Outstanding	4,350		19,730		21,136
Net Asset Value per share	$10.22		$14.82		$17.66
R-6: Net Assets	N/A		$5,198,075		N/A
Shares Issued and Outstanding			338,560
Net Asset Value per share			$15.35

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2018 (unaudited)

	LargeCap Value		LargeCap Value
Amounts in thousands, except per share amounts	Fund		Fund III		MidCap Fund
Investment in securities--at cost	$272,482		$1,835,713		$10,526,116
Investment in affiliated Funds--at cost	$146		$60,299		$1,223
Investment in affiliated securities--at cost	$–		$–		$271,947
Assets
Investment in securities--at value	$295,785		$2,064,250		$15,186,402
Investment in affiliated Funds--at value	146		60,299		1,223
Investment in affiliated securities--at value	–		–		196,490
Cash	–		–		80
Deposits with counterparty	–		6,227		–
Receivables:
Dividends and interest	251		2,994		5,076
Expense reimbursement from Manager	5		109		–
Expense reimbursement from Distributor	2		2		7
Fund shares sold	38		51		16,659
Investment securities sold	–		4,980		49,170
Other assets	28		–		6
Prepaid directors' expenses	–		4		–
Prepaid expenses	–		2		–
Total Assets	296,255		2,138,918		15,455,113
Liabilities
Accrued management and investment advisory fees	110		1,356		7,439
Accrued administrative service fees	1		2		36
Accrued distribution fees	55		13		660
Accrued service fees	2		6		143
Accrued transfer agent fees	89		18		1,854
Accrued chief compliance officer fees	1		–		3
Accrued directors' expenses	–		–		16
Accrued professional fees	54		17		32
Accrued other expenses	8		–		424
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	542		1,615		10,558
Investment securities purchased	–		–		48,971
Variation margin on futures	–		617		–
Total Liabilities	862		3,644		70,136
Net Assets Applicable to Outstanding Shares	$295,393		$2,135,274		$15,384,977
Net Assets Consist of:
Capital shares and additional paid-in-capital	$36,346		$1,828,301		$10,355,328
Accumulated undistributed (overdistributed) net investment income (loss)	2,393		9,287		15,580
Accumulated undistributed (overdistributed) net realized gain (loss)	233,351		71,096		429,240
Net unrealized appreciation (depreciation) of investments	23,303		226,590		4,584,829
Total Net Assets	$295,393		$2,135,274		$15,384,977
Capital Stock (par value: $.01 per share):
Shares authorized	1,000,000		520,000		1,975,000
Net Asset Value Per Share:
Class A: Net Assets	$191,234		N/A		$1,585,087
Shares Issued and Outstanding	17,650				60,274
Net Asset Value per share	$10.84				$26.30
Maximum Offering Price	$11.47				$27.83
Class C: Net Assets	$6,674		N/A		$277,933
Shares Issued and Outstanding	637				11,621
Net Asset Value per share	$10.47	(a)			$23.92	(a)
Class J: Net Assets	$67,263		$73,966		$289,536
Shares Issued and Outstanding	6,366		4,498		11,424
Net Asset Value per share	$10.57	(a)	$16.44	(a)	$25.35	(a)
Institutional: Net Assets	$18,474		$2,030,707		$11,579,279
Shares Issued and Outstanding	1,710		121,826		430,912
Net Asset Value per share	$10.81		$16.67		$26.87
R-1: Net Assets	$1,198		$4,545		$86,243
Shares Issued and Outstanding	112		274		3,518
Net Asset Value per share	$10.70		$16.61		$24.52
R-2: Net Assets	$2,156		$2,328		$25,239
Shares Issued and Outstanding	200		140		1,014
Net Asset Value per share	$10.76		$16.67		$24.89
R-3: Net Assets	$3,448		$8,810		$112,458
Shares Issued and Outstanding	322		507		4,364
Net Asset Value per share	$10.70		$17.38		$25.77
R-4: Net Assets	$1,037		$4,778		$98,922
Shares Issued and Outstanding	97		287		3,701
Net Asset Value per share	$10.70		$16.66		$26.73
R-5: Net Assets	$3,909		$10,140		$365,581
Shares Issued and Outstanding	361		604		13,770
Net Asset Value per share	$10.84		$16.79		$26.55
R-6: Net Assets	N/A		N/A		$964,699
Shares Issued and Outstanding					35,938
Net Asset Value per share					$26.84

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2018 (unaudited)

	MidCap Growth		MidCap Growth		MidCap S&P 400
Amounts in thousands, except per share amounts	Fund		Fund III		Index Fund
Investment in securities--at cost	$146,804		$845,763		$1,055,910
Investment in affiliated Funds--at cost	$3,164		$37,657		$11,782
Assets
Investment in securities--at value	$173,984		$1,011,027		$1,364,061
Investment in affiliated Funds--at value	3,164		37,657		11,782
Deposits with counterparty	–		3,814		465
Receivables:
Dividends and interest	19		269		667
Expense reimbursement from Manager	1		70		–
Expense reimbursement from Distributor	2		1		3
Fund shares sold	97		24		1,215
Investment securities sold	716		13,648		950
Prepaid directors' expenses	–		1		–
Total Assets	177,983		1,066,511		1,379,143
Liabilities
Accrued management and investment advisory fees	94		861		172
Accrued administrative service fees	2		1		16
Accrued distribution fees	13		7		53
Accrued service fees	9		4		87
Accrued transfer agent fees	20		9		117
Accrued directors' expenses	1		–		–
Accrued professional fees	12		15		14
Accrued other expenses	5		2		18
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	173		713		2,215
Investment securities purchased	3,059		5,783		2,647
Variation margin on futures	–		468		131
Total Liabilities	3,388		7,863		5,470
Net Assets Applicable to Outstanding Shares	$174,595		$1,058,648		$1,373,673
Net Assets Consist of:
Capital shares and additional paid-in-capital	$132,313		$836,228		$1,003,279
Accumulated undistributed (overdistributed) net investment income (loss)	(614)		(1,267)		3,392
Accumulated undistributed (overdistributed) net realized gain (loss)	15,716		59,093		58,977
Net unrealized appreciation (depreciation) of investments	27,180		164,594		308,025
Total Net Assets	$174,595		$1,058,648		$1,373,673
Capital Stock (par value: $.01 per share):
Shares authorized	325,000		625,000		525,000
Net Asset Value Per Share:
Class J: Net Assets	$67,384		$36,750		$127,549
Shares Issued and Outstanding	9,578		3,973		6,191
Net Asset Value per share	$7.04	(a)	$9.25	(a)	$20.60	(a)
Institutional: Net Assets	$63,384		$1,003,161		$445,776
Shares Issued and Outstanding	7,128		88,299		21,058
Net Asset Value per share	$8.89		$11.36		$21.17
R-1: Net Assets	$1,307		$1,955		$11,150
Shares Issued and Outstanding	179		210		533
Net Asset Value per share	$7.30		$9.31		$20.95
R-2: Net Assets	$2,535		$1,987		$21,878
Shares Issued and Outstanding	322		203		1,013
Net Asset Value per share	$7.87		$9.75		$21.61
R-3: Net Assets	$12,594		$5,339		$102,446
Shares Issued and Outstanding	1,505		503		4,759
Net Asset Value per share	$8.37		$10.62		$21.53
R-4: Net Assets	$6,656		$3,296		$82,668
Shares Issued and Outstanding	753		301		3,828
Net Asset Value per share	$8.84		$10.95		$21.60
R-5: Net Assets	$20,735		$6,160		$203,324
Shares Issued and Outstanding	2,260		538		9,338
Net Asset Value per share	$9.17		$11.44		$21.77
R-6: Net Assets	N/A		N/A		$378,882
Shares Issued and Outstanding					17,910
Net Asset Value per share					$21.16

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

		MidCap Value Fund		MidCap Value Fund		Money Market
Amounts in thousands, except per share amounts		I		III		Fund
Investment in securities--at cost		$827,411		$1,062,303		$483,311
Investment in affiliated Funds--at cost		$30,228		$25,767		$–
Assets
Investment in securities--at value		$927,051		$1,164,782		$483,311
Investment in affiliated Funds--at value		30,228		25,767		–
Cash		–		2		14
Deposits with counterparty		3,221		2,412		–
Receivables:
Dividends and interest		658		736		166
Expense reimbursement from Manager		95		11		21
Expense reimbursement from Distributor		2		2		31
Fund shares sold		224		161		2,856
Investment securities sold		2,833		7,538		–
Other assets		–		–		26
Prepaid directors' expenses		1		2		–
	Total Assets	964,313		1,201,413		486,425
Liabilities
Accrued management and investment advisory fees		783		629		158
Accrued administrative service fees		3		2		–
Accrued distribution fees		14		22		31
Accrued service fees		13		11		–
Accrued transfer agent fees		96		111		133
Accrued professional fees		15		29		17
Accrued other expenses		24		23		14
Deposits from counterparty		–		–		–
Payables:
Dividends payable		–		–		547
Fund shares redeemed		945		1,353		1,767
Investment securities purchased		8,063		8,802		–
Variation margin on futures		359		306		–
	Total Liabilities	10,315		11,288		2,667
Net Assets Applicable to Outstanding Shares		$953,998		$1,190,125		$483,758
Net Assets Consist of:
Capital shares and additional paid-in-capital		$806,638		$1,033,922		$483,758
Accumulated undistributed (overdistributed) net investment income (loss)		1,642		3,538		–
Accumulated undistributed (overdistributed) net realized gain (loss)		46,524		50,257		–
Net unrealized appreciation (depreciation) of investments		99,194		102,408		–
	Total Net Assets	$953,998		$1,190,125		$483,758
Capital Stock (par value: $.01 per share):
Shares authorized		525,000		675,000		8,400,000
Net Asset Value Per Share:
Class A: Net Assets		N/A		$27,521		$234,463
Shares Issued and Outstanding				1,365		234,463
Net Asset Value per share				$20.17		$1.00
Maximum Offering Price				$21.34		$1.00
Class J: Net Assets		$69,798		$100,124		$249,295
Shares Issued and Outstanding		4,755		5,244		249,295
Net Asset Value per share		$14.68	(a)	$19.09	(a)	$1.00	(a)
Institutional: Net Assets		$821,641		$126,440		N/A
Shares Issued and Outstanding		55,385		6,214
Net Asset Value per share		$14.84		$20.35
R-1: Net Assets		$4,228		$491		N/A
Shares Issued and Outstanding		297		26
Net Asset Value per share		$14.23		$19.21
R-2: Net Assets		$3,134		$1,415		N/A
Shares Issued and Outstanding		218		73
Net Asset Value per share		$14.36		$19.36
R-3: Net Assets		$11,570		$9,576		N/A
Shares Issued and Outstanding		791		499
Net Asset Value per share		$14.62		$19.19
R-4: Net Assets		$11,267		$14,406		N/A
Shares Issued and Outstanding		769		759
Net Asset Value per share		$14.66		$18.99
R-5: Net Assets		$32,360		$21,919		N/A
Shares Issued and Outstanding		2,196		1,142
Net Asset Value per share		$14.73		$19.20
R-6: Net Assets		N/A		$888,233		N/A
Shares Issued and Outstanding				43,413
Net Asset Value per share				$20.46

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2018 (unaudited)

		Principal Capital		Principal LifeTime
Amounts in thousands, except per share amounts	Overseas Fund	Appreciation Fund		2010 Fund
Investment in securities--at cost	2,981,070	$937,981		$–
Investment in affiliated Funds--at cost	$73,082	$26,938		$791,740
Foreign currency--at cost	$4,004	$–		$–
Assets
Investment in securities--at value	3,303,962	$1,761,174		$–
Investment in affiliated Funds--at value	73,082	26,938		891,875
Foreign currency--at value	3,999	–		–
Deposits with counterparty	7,735	–		–
Receivables:
Dividends and interest	25,400	1,136		669
Expense reimbursement from Manager	180	23		2
Expense reimbursement from Distributor	–	–		6
Fund shares sold	586	374		80
Investment securities sold	5,867	–		514
Variation margin on futures	10	–		–
Other assets	–	5		–
Prepaid directors' expenses	–	1		1
	3,420,821	1,789,651		893,147
Liabilities
Accrued management and investment advisory fees	2,935	709		–
Accrued administrative service fees	–	3		5
Accrued distribution fees	–	249		47
Accrued service fees	1	18		24
Accrued transfer agent fees	40	270		24
Accrued chief compliance officer fees	1	1		–
Accrued directors' expenses	13	–		–
Accrued professional fees	16	15		11
Accrued other expenses	56	69		15
Deposits from counterparty	–	–		–
Payables:
Fund shares redeemed	1,658	1,820		594
Investment securities purchased	13,411	–		669
Variation margin on futures	519	–		–
	18,650	3,154		1,389
Net Assets Applicable to Outstanding Shares	3,402,171	$1,786,497		$891,758
Net Assets Consist of:
Capital shares and additional paid-in-capital	2,912,353	$447,812		$769,207
Accumulated undistributed (overdistributed) net investment income (loss)	25,032	6,005		3,457
Accumulated undistributed (overdistributed) net realized gain (loss)	142,210	509,487		18,959
Net unrealized appreciation (depreciation) of investments	322,792	823,193		100,135
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(216)	–		–
	3,402,171	$1,786,497		$891,758
Capital Stock (par value: $.01 per share):
Shares authorized	600,000	1,000,000		650,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$954,876		$29,022
Shares Issued and Outstanding		15,621		2,145
Net Asset Value per share		$61.13		$13.53
Maximum Offering Price		$64.69		$14.06
Class C: Net Assets	N/A	$52,373		N/A
Shares Issued and Outstanding		1,102
Net Asset Value per share		$47.51	(a)
Class J: Net Assets	N/A	N/A		$231,004
Shares Issued and Outstanding				17,253
Net Asset Value per share				$13.39	(a)
Institutional: Net Assets	3,400,125	$692,883		$517,877
Shares Issued and Outstanding	296,683	11,128		38,543
Net Asset Value per share	11.46	$62.26		$13.44
R-1: Net Assets	18	$2,323		$5,933
Shares Issued and Outstanding	2	38		442
Net Asset Value per share	11.38	$61.13		$13.41
R-2: Net Assets	14	$3,806		$6,151
Shares Issued and Outstanding	1	62		459
Net Asset Value per share	11.40	$61.18		$13.41
R-3: Net Assets	751	$22,889		$36,113
Shares Issued and Outstanding	66	374		2,708
Net Asset Value per share	11.36	$61.17		$13.34
R-4: Net Assets	555	$20,277		$19,773
Shares Issued and Outstanding	49	329		1,479
Net Asset Value per share	11.41	$61.66		$13.37
R-5: Net Assets	708	$37,070		$45,885
Shares Issued and Outstanding	62	599		3,428
Net Asset Value per share	11.41	$61.87		$13.39

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2018 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2015	Fund	2020 Fund		2025 Fund
Investment in affiliated Funds--at cost	$453,733		$4,110,891		$1,396,430
Assets
Investment in affiliated Funds--at value	$557,057		$4,826,099		$1,681,790
Receivables:
Dividends and interest	355		2,531		712
Expense reimbursement from Distributor	–		23		–
Fund shares sold	132		356		614
Investment securities sold	301		6,624		508
Prepaid directors' expenses	1		11		1
Prepaid expenses	13		–		21
Total Assets	557,859		4,835,644		1,683,646
Liabilities
Accrued administrative service fees	7		29		18
Accrued distribution fees	17		208		47
Accrued service fees	31		132		85
Accrued transfer agent fees	4		100		14
Accrued chief compliance officer fees	–		2		1
Accrued professional fees	11		14		12
Accrued other expenses	–		20		–
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	432		6,979		1,121
Investment securities purchased	355		2,531		712
Total Liabilities	857		10,015		2,010
Net Assets Applicable to Outstanding Shares	$557,002		$4,825,629		$1,681,636
Net Assets Consist of:
Capital shares and additional paid-in-capital	$434,334		$3,969,077		$1,356,339
Accumulated undistributed (overdistributed) net investment income (loss)	1,806		13,070		3,577
Accumulated undistributed (overdistributed) net realized gain (loss)	17,538		128,274		36,360
Net unrealized appreciation (depreciation) of investments	103,324		715,208		285,360
Total Net Assets	$557,002		$4,825,629		$1,681,636
Capital Stock (par value: $.01 per share):
Shares authorized	400,000		1,125,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$106,680		N/A
Shares Issued and Outstanding			7,487
Net Asset Value per share			$14.25
Maximum Offering Price			$15.08
Class J: Net Assets	N/A		$944,809		N/A
Shares Issued and Outstanding			67,092
Net Asset Value per share			$14.08	(a)
Institutional: Net Assets	$408,081		$3,135,193		$1,266,596
Shares Issued and Outstanding	39,431		221,488		110,706
Net Asset Value per share	$10.35		$14.16		$11.44
R-1: Net Assets	$5,663		$32,654		$14,590
Shares Issued and Outstanding	561		2,321		1,304
Net Asset Value per share	$10.10		$14.07		$11.19
R-2: Net Assets	$5,539		$38,220		$16,213
Shares Issued and Outstanding	545		2,721		1,444
Net Asset Value per share	$10.17		$14.05		$11.23
R-3: Net Assets	$52,731		$179,937		$153,696
Shares Issued and Outstanding	5,209		12,833		13,699
Net Asset Value per share	$10.12		$14.02		$11.22
R-4: Net Assets	$30,791		$140,119		$91,436
Shares Issued and Outstanding	3,017		9,973		8,072
Net Asset Value per share	$10.20		$14.05		$11.33
R-5: Net Assets	$54,197		$248,017		$139,105
Shares Issued and Outstanding	5,305		17,605		12,238
Net Asset Value per share	$10.22		$14.09		$11.37

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

Principal LifeTime			Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2030	Fund	2035 Fund	2040 Fund
Investment in affiliated Funds--at cost	$4,889,957		$1,043,744	$3,151,807
Assets
Investment in affiliated Funds--at value	$5,892,334		$1,294,718	$3,989,759
Receivables:
Dividends and interest	1,876		401	913
Expense reimbursement from Manager	5		–	4
Expense reimbursement from Distributor	30		–	18
Fund shares sold	551		747	611
Investment securities sold	2,792		618	2,935
Prepaid directors' expenses	11		1	7
Prepaid expenses	–		14	–
Total Assets	5,897,599		1,296,499	3,994,247
Liabilities
Accrued administrative service fees	31		14	22
Accrued distribution fees	249		35	161
Accrued service fees	143		64	99
Accrued transfer agent fees	141		16	112
Accrued chief compliance officer fees	2		–	1
Accrued professional fees	14		12	12
Accrued other expenses	27		–	15
Deposits from counterparty	–		–	–
Payables:
Fund shares redeemed	3,335		1,363	3,564
Investment securities purchased	1,876		400	913
Total Liabilities	5,818		1,904	4,899
Net Assets Applicable to Outstanding Shares	$5,891,781		$1,294,595	$3,989,348
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,655,313		$992,202	$2,951,037
Accumulated undistributed (overdistributed) net investment income (loss)	8,908		2,080	4,645
Accumulated undistributed (overdistributed) net realized gain (loss)	225,183		49,339	195,714
Net unrealized appreciation (depreciation) of investments	1,002,377		250,974	837,952
Total Net Assets	$5,891,781		$1,294,595	$3,989,348
Capital Stock (par value: $.01 per share):
Shares authorized	1,225,000		400,000	1,050,000
Net Asset Value Per Share:
Class A: Net Assets	$120,220		N/A	$90,170
Shares Issued and Outstanding	8,149			5,839
Net Asset Value per share	$14.75			$15.44
Maximum Offering Price	$15.61			$16.34
Class J: Net Assets	$1,221,517		N/A	$743,826
Shares Issued and Outstanding	83,267			47,689
Net Asset Value per share	$14.67	(a)		$15.60	(a)
Institutional: Net Assets	$3,855,244		$983,739	$2,676,705
Shares Issued and Outstanding	262,036		80,035	170,201
Net Asset Value per share	$14.71		$12.29	$15.73
R-1: Net Assets	$30,433		$12,460	$22,402
Shares Issued and Outstanding	2,084		1,033	1,438
Net Asset Value per share	$14.60		$12.06	$15.58
R-2: Net Assets	$41,482		$14,024	$34,375
Shares Issued and Outstanding	2,832		1,163	2,207
Net Asset Value per share	$14.65		$12.05	$15.57
R-3: Net Assets	$190,836		$103,961	$123,882
Shares Issued and Outstanding	13,029		8,590	7,979
Net Asset Value per share	$14.65		$12.10	$15.53
R-4: Net Assets	$161,885		$68,763	$110,445
Shares Issued and Outstanding	10,687		5,640	7,101
Net Asset Value per share	$15.15		$12.19	$15.55
R-5: Net Assets	$270,164		$111,648	$187,543
Shares Issued and Outstanding	18,380		9,130	11,980
Net Asset Value per share	$14.70		$12.23	$15.65

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

Principal LifeTime			Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2045	Fund	2050	Fund	2055	Fund
Investment in affiliated Funds--at cost	$737,614		$1,805,370		$344,298
Assets
Investment in affiliated Funds--at value	$907,196		$2,288,998		$401,245
Receivables:
Dividends and interest	153		288		34
Expense reimbursement from Manager	–		8		–
Expense reimbursement from Distributor	–		6		–
Fund shares sold	143		188		170
Investment securities sold	1,012		767		169
Prepaid expenses	12		–		6
Total Assets	908,516		2,290,255		401,624
Liabilities
Accrued administrative service fees	10		14		4
Accrued distribution fees	24		77		10
Accrued service fees	44		60		18
Accrued transfer agent fees	12		69		3
Accrued chief compliance officer fees	–		1		–
Accrued directors' expenses	–		–		2
Accrued professional fees	12		11		11
Accrued other expenses	–		19		–
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	1,152		913		337
Investment securities purchased	153		288		35
Total Liabilities	1,407		1,452		420
Net Assets Applicable to Outstanding Shares	$907,109		$2,288,803		$401,204
Net Assets Consist of:
Capital shares and additional paid-in-capital	$700,462		$1,690,350		$329,553
Accumulated undistributed (overdistributed) net investment income (loss)	710		1,407		167
Accumulated undistributed (overdistributed) net realized gain (loss)	36,355		113,418		14,537
Net unrealized appreciation (depreciation) of investments	169,582		483,628		56,947
Total Net Assets	$907,109		$2,288,803		$401,204
Capital Stock (par value: $.01 per share):
Shares authorized	400,000		825,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$74,671		N/A
Shares Issued and Outstanding			4,727
Net Asset Value per share			$15.80
Maximum Offering Price			$16.72
Class J: Net Assets	N/A		$233,392		N/A
Shares Issued and Outstanding			15,256
Net Asset Value per share			$15.30	(a)
Institutional: Net Assets	$692,126		$1,690,105		$311,485
Shares Issued and Outstanding	53,710		107,473		22,802
Net Asset Value per share	$12.89		$15.73		$13.66
R-1: Net Assets	$7,514		$15,766		$3,512
Shares Issued and Outstanding	600		1,014		266
Net Asset Value per share	$12.52		$15.56		$13.21
R-2: Net Assets	$11,325		$24,900		$4,395
Shares Issued and Outstanding	905		1,603		332
Net Asset Value per share	$12.51		$15.54		$13.25
R-3: Net Assets	$74,234		$75,438		$30,955
Shares Issued and Outstanding	5,899		4,854		2,323
Net Asset Value per share	$12.58		$15.54		$13.32
R-4: Net Assets	$45,442		$61,297		$22,636
Shares Issued and Outstanding	3,581		3,922		1,684
Net Asset Value per share	$12.69		$15.63		$13.44
R-5: Net Assets	$76,468		$113,234		$28,221
Shares Issued and Outstanding	6,014		7,226		2,091
Net Asset Value per share	$12.72		$15.67		$13.50

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

Principal LifeTime			Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2060	Fund	2065	Fund	Hybrid 2015 Fund
Investment in affiliated Funds--at cost	$242,058		$5,740		$43,788
Assets
Investment in affiliated Funds--at value	$267,894		$5,805		$44,975
Receivables:
Dividends and interest	19		–		10
Expense reimbursement from Manager	2		2		6
Fund shares sold	165		44		11
Investment securities sold	–		–		64
Prepaid expenses	12		–		5
Total Assets	268,092		5,851		45,071
Liabilities
Accrued administrative service fees	1		–		–
Accrued distribution fees	5		–		–
Accrued service fees	7		1		–
Accrued transfer agent fees	3		3		2
Accrued directors' expenses	1		–		1
Accrued professional fees	11		12		11
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	76		–		75
Investment securities purchased	109		44		9
Total Liabilities	213		60		98
Net Assets Applicable to Outstanding Shares	$267,879		$5,791		$44,973
Net Assets Consist of:
Capital shares and additional paid-in-capital	$233,113		$5,626		$43,248
Accumulated undistributed (overdistributed) net investment income (loss)	117		2		68
Accumulated undistributed (overdistributed) net realized gain (loss)	8,813		98		470
Net unrealized appreciation (depreciation) of investments	25,836		65		1,187
Total Net Assets	$267,879		$5,791		$44,973
Capital Stock (par value: $.01 per share):
Shares authorized	500,000		325,000		450,000
Net Asset Value Per Share:
Class J: Net Assets	$9,257		N/A		$719
Shares Issued and Outstanding	653				67
Net Asset Value per share	$14.17	(a)			$10.80	(a)
Institutional: Net Assets	$223,411		$3,549		$30,566
Shares Issued and Outstanding	15,668		335		2,830
Net Asset Value per share	$14.26		$10.61		$10.80
R-1: Net Assets	$1,817		$101		N/A
Shares Issued and Outstanding	130		10
Net Asset Value per share	$13.94		$10.56
R-2: Net Assets	$2,044		$22		N/A
Shares Issued and Outstanding	146		2
Net Asset Value per share	$13.99		$10.55
R-3: Net Assets	$9,513		$1,108		N/A
Shares Issued and Outstanding	674		105
Net Asset Value per share	$14.11		$10.58
R-4: Net Assets	$8,133		$89		N/A
Shares Issued and Outstanding	575		8
Net Asset Value per share	$14.13		$10.59
R-5: Net Assets	$13,704		$922		N/A
Shares Issued and Outstanding	967		87
Net Asset Value per share	$14.17		$10.60
R-6: Net Assets	N/A		N/A		$13,688
Shares Issued and Outstanding					1,265
Net Asset Value per share					$10.82

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

Principal LifeTime			Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	Hybrid 2020 Fund		Hybrid 2025 Fund		Hybrid 2030 Fund
Investment in affiliated Funds--at cost	$130,167		$103,671		$141,007
Assets
Investment in affiliated Funds--at value	$136,172		$107,291		$148,646
Receivables:
Dividends and interest	15		5		1
Expense reimbursement from Manager	5		4		4
Fund shares sold	329		160		84
Prepaid expenses	5		5		7
Total Assets	136,526		107,465		148,742
Liabilities
Accrued transfer agent fees	2		2		2
Accrued directors' expenses	1		1		1
Accrued professional fees	10		10		10
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	23		73		2
Investment securities purchased	322		92		82
Total Liabilities	358		178		97
Net Assets Applicable to Outstanding Shares	$136,168		$107,287		$148,645
Net Assets Consist of:
Capital shares and additional paid-in-capital	$127,808		$101,730		$138,136
Accumulated undistributed (overdistributed) net investment income (loss)	147		74		49
Accumulated undistributed (overdistributed) net realized gain (loss)	2,208		1,863		2,821
Net unrealized appreciation (depreciation) of investments	6,005		3,620		7,639
Total Net Assets	$136,168		$107,287		$148,645
Capital Stock (par value: $.01 per share):
Shares authorized	450,000		450,000		450,000
Net Asset Value Per Share:
Class J: Net Assets	$917		$2,734		$1,458
Shares Issued and Outstanding	83		241		126
Net Asset Value per share	$11.05	(a)	$11.35	(a)	$11.54	(a)
Institutional: Net Assets	$100,041		$74,404		$96,156
Shares Issued and Outstanding	9,042		6,556		8,327
Net Asset Value per share	$11.06		$11.35		$11.55
R-6: Net Assets	$35,210		$30,149		$51,031
Shares Issued and Outstanding	3,181		2,654		4,421
Net Asset Value per share	$11.07		$11.36		$11.54

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

Principal LifeTime			Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	Hybrid 2035 Fund		Hybrid 2040 Fund		Hybrid 2045 Fund
Investment in affiliated Funds--at cost	$80,336		$96,994		$49,588
Assets
Investment in affiliated Funds--at value	$83,868		$102,423		$52,212
Receivables:
Expense reimbursement from Manager	5		5		6
Fund shares sold	250		26		162
Prepaid expenses	5		6		5
Total Assets	84,128		102,460		52,385
Liabilities
Accrued transfer agent fees	2		1		1
Accrued directors' expenses	1		1		1
Accrued professional fees	11		10		11
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	23		–		4
Investment securities purchased	226		26		158
Total Liabilities	263		38		175
Net Assets Applicable to Outstanding Shares	$83,865		$102,422		$52,210
Net Assets Consist of:
Capital shares and additional paid-in-capital	$78,404		$94,513		$48,247
Accumulated undistributed (overdistributed) net investment income (loss)	42		38		11
Accumulated undistributed (overdistributed) net realized gain (loss)	1,887		2,442		1,328
Net unrealized appreciation (depreciation) of investments	3,532		5,429		2,624
Total Net Assets	$83,865		$102,422		$52,210
Capital Stock (par value: $.01 per share):
Shares authorized	450,000		450,000		450,000
Net Asset Value Per Share:
Class J: Net Assets	$807		$1,094		$395
Shares Issued and Outstanding	68		92		33
Net Asset Value per share	$11.79	(a)	$11.92	(a)	$12.07	(a)
Institutional: Net Assets	$55,359		$66,514		$36,857
Shares Issued and Outstanding	4,693		5,574		3,051
Net Asset Value per share	$11.80		$11.93		$12.08
R-6: Net Assets	$27,699		$34,814		$14,958
Shares Issued and Outstanding	2,345		2,914		1,237
Net Asset Value per share	$11.81		$11.95		$12.09

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

Principal LifeTime			Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	Hybrid 2050 Fund		Hybrid 2055 Fund		Hybrid 2060 Fund
Investment in affiliated Funds--at cost	$45,601		$13,397		$3,258
Assets
Investment in affiliated Funds--at value	$48,756		$14,125		$3,403
Receivables:
Expense reimbursement from Manager	6		7		7
Fund shares sold	17		31		3
Prepaid expenses	6		4		3
Total Assets	48,785		14,167		3,416
Liabilities
Accrued transfer agent fees	1		1		1
Accrued directors' expenses	1		1		1
Accrued professional fees	11		11		10
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	–		–		2
Investment securities purchased	17		31		1
Total Liabilities	30		44		15
Net Assets Applicable to Outstanding Shares	$48,755		$14,123		$3,401
Net Assets Consist of:
Capital shares and additional paid-in-capital	$44,358		$13,019		$3,181
Accumulated undistributed (overdistributed) net investment income (loss)	8		3		1
Accumulated undistributed (overdistributed) net realized gain (loss)	1,234		373		74
Net unrealized appreciation (depreciation) of investments	3,155		728		145
Total Net Assets	$48,755		$14,123		$3,401
Capital Stock (par value: $.01 per share):
Shares authorized	450,000		450,000		450,000
Net Asset Value Per Share:
Class J: Net Assets	$512		$125		$42
Shares Issued and Outstanding	42		10		3
Net Asset Value per share	$12.16	(a)	$12.30	(a)	$12.31	(a)
Institutional: Net Assets	$37,214		$11,494		$2,335
Shares Issued and Outstanding	3,064		934		189
Net Asset Value per share	$12.15		$12.30		$12.32
R-6: Net Assets	$11,029		$2,504		$1,024
Shares Issued and Outstanding	908		203		83
Net Asset Value per share	$12.15		$12.31		$12.34

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

			Principal LifeTime		Principal LifeTime
Principal LifeTime			Hybrid Income		Strategic Income
Amounts in thousands, except per share amounts	Hybrid 2065 Fund		Fund		Fund
Investment in affiliated Funds--at cost	$4,427		$25,670		$441,253
Assets
Investment in affiliated Funds--at value	$4,331		$25,875		$483,456
Receivables:
Dividends and interest	–		9		455
Expense reimbursement from Manager	6		6		3
Expense reimbursement from Distributor	–		–		2
Fund shares sold	–		23		91
Investment securities sold	–		–		44
Prepaid expenses	17		4		–
Total Assets	4,354		25,917		484,051
Liabilities
Accrued administrative service fees	–		–		3
Accrued distribution fees	–		–		20
Accrued service fees	–		–		12
Accrued transfer agent fees	1		1		10
Accrued directors' expenses	–		1		–
Accrued professional fees	12		10		10
Accrued other expenses	–		–		5
Deposits from counterparty	–		–		–
Payables:
Fund shares redeemed	–		7		135
Investment securities purchased	–		25		456
Total Liabilities	13		44		651
Net Assets Applicable to Outstanding Shares	$4,341		$25,873		$483,400
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,435		$25,418		$432,078
Accumulated undistributed (overdistributed) net investment income (loss)	1		57		2,409
Accumulated undistributed (overdistributed) net realized gain (loss)	1		193		6,710
Net unrealized appreciation (depreciation) of investments	(96)		205		42,203
Total Net Assets	$4,341		$25,873		$483,400
Capital Stock (par value: $.01 per share):
Shares authorized	325,000		450,000		750,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		N/A		$17,061
Shares Issued and Outstanding					1,382
Net Asset Value per share					$12.35
Maximum Offering Price					$12.83
Class J: Net Assets	$226		$234		$73,754
Shares Issued and Outstanding	21		23		6,055
Net Asset Value per share	$10.55	(a)	$10.26	(a)	$12.18	(a)
Institutional: Net Assets	$38		$16,418		$333,290
Shares Issued and Outstanding	4		1,600		27,228
Net Asset Value per share	$10.56		$10.26		$12.24
R-1: Net Assets	N/A		N/A		$3,557
Shares Issued and Outstanding					290
Net Asset Value per share					$12.27
R-2: Net Assets	N/A		N/A		$4,289
Shares Issued and Outstanding					350
Net Asset Value per share					$12.27
R-3: Net Assets	N/A		N/A		$20,272
Shares Issued and Outstanding					1,670
Net Asset Value per share					$12.14
R-4: Net Assets	N/A		N/A		$9,654
Shares Issued and Outstanding					794
Net Asset Value per share					$12.16
R-5: Net Assets	N/A		N/A		$21,523
Shares Issued and Outstanding					1,759
Net Asset Value per share					$12.24
R-6: Net Assets	$4,077		$9,221		N/A
Shares Issued and Outstanding	386		898
Net Asset Value per share	$10.56		$10.27

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2018 (unaudited)

		Real Estate		SAM Balanced		SAM Conservative
Amounts in thousands, except per share amounts		Securities Fund		Portfolio		Balanced Portfolio
Investment in securities--at cost		$2,857,073		$–		$–
Investment in affiliated Funds--at cost		$75,491		$4,065,880		$1,601,748
Assets
Investment in securities--at value		$3,479,210		$–		$–
Investment in affiliated Funds--at value		75,491		4,745,540		1,756,145
Receivables:
Dividends and interest		956		3,286		1,908
Expense reimbursement from Manager		–		–		14
Expense reimbursement from Distributor		4		27		16
Fund shares sold		8,440		2,080		725
Investment securities sold		–		936		2,107
Prepaid directors' expenses		5		6		1
Prepaid expenses		73		–		–
	Total Assets	3,564,179		4,751,875		1,760,916
Liabilities
Accrued management and investment advisory fees		2,298		1,069		396
Accrued administrative service fees		9		4		2
Accrued distribution fees		131		1,154		393
Accrued service fees		53		24		13
Accrued transfer agent fees		480		464		111
Accrued chief compliance officer fees		2		1		1
Accrued professional fees		14		14		11
Accrued other expenses		–		101		37
Deposits from counterparty		–		–		–
Payables:
Fund shares redeemed		4,491		2,925		2,837
Investment securities purchased		13,545		3,240		1,894
	Total Liabilities	21,023		8,996		5,695
Net Assets Applicable to Outstanding Shares		$3,543,156		$4,742,879		$1,755,221
Net Assets Consist of:
Capital shares and additional paid-in-capital		$2,907,455		$3,780,300		$1,529,566
Accumulated undistributed (overdistributed) net investment income (loss)		3,491		5,053		2,490
Accumulated undistributed (overdistributed) net realized gain (loss)		10,073		277,866		68,768
Net unrealized appreciation (depreciation) of investments		622,137		679,660		154,397
	Total Net Assets	$3,543,156		$4,742,879		$1,755,221
Capital Stock (par value: $.01 per share):
Shares authorized		1,150,000		2,125,000		1,825,000
Net Asset Value Per Share:
Class A: Net Assets		$281,106		$2,063,076		$514,370
Shares Issued and Outstanding		12,451		130,314		42,505
Net Asset Value per share		$22.58		$15.83		$12.10
Maximum Offering Price		$23.89		$16.75		$12.80
Class C: Net Assets		$45,715		$708,809		$247,694
Shares Issued and Outstanding		2,063		45,481		20,695
Net Asset Value per share		$22.16	(a)	$15.58	(a)	$11.97	(a)
Class J: Net Assets		$153,263		$1,089,555		$626,131
Shares Issued and Outstanding		6,989		71,166		52,416
Net Asset Value per share		$21.93	(a)	$15.31	(a)	$11.95	(a)
Institutional: Net Assets		$1,779,394		$763,370		$304,981
Shares Issued and Outstanding		78,733		48,985		25,446
Net Asset Value per share		$22.60		$15.58		$11.99
R-1: Net Assets		$4,552		$3,141		$2,747
Shares Issued and Outstanding		204		202		230
Net Asset Value per share		$22.29		$15.54		$11.94
R-2: Net Assets		$17,306		$3,890		$622
Shares Issued and Outstanding		806		251		52
Net Asset Value per share		$21.48		$15.49		$12.03
R-3: Net Assets		$39,034		$29,564		$11,716
Shares Issued and Outstanding		1,772		1,903		980
Net Asset Value per share		$22.02		$15.53		$11.96
R-4: Net Assets		$48,665		$30,008		$22,799
Shares Issued and Outstanding		2,234		1,928		1,904
Net Asset Value per share		$21.78		$15.56		$11.97
R-5: Net Assets		$152,507		$51,466		$24,161
Shares Issued and Outstanding		6,986		3,308		2,017
Net Asset Value per share		$21.83		$15.56		$11.97
R-6: Net Assets		$1,021,614		N/A		N/A
Shares Issued and Outstanding		45,210
Net Asset Value per share		$22.60

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

SAM Conservative			SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio		Income Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$2,686,677		$2,601,592		$1,721,956
Assets
Investment in affiliated Funds--at value	$3,172,960		$2,678,985		$1,963,215
Receivables:
Dividends and interest	980		3,908		66
Expense reimbursement from Distributor	14		28		8
Fund shares sold	1,147		6,901		700
Investment securities sold	5,596		2,854		408
Prepaid directors' expenses	4		3		2
Total Assets	3,180,701		2,692,679		1,964,399
Liabilities
Accrued management and investment advisory fees	715		604		443
Accrued administrative service fees	3		1		2
Accrued distribution fees	818		625		513
Accrued service fees	15		6		10
Accrued transfer agent fees	317		134		205
Accrued chief compliance officer fees	1		1		–
Accrued professional fees	12		11		11
Accrued other expenses	81		41		104
Deposits from counterparty	–		–		–
Payables:
Dividends payable	–		4,964		–
Expense reimbursement to Manager	5		12		11
Fund shares redeemed	6,374		3,840		1,173
Investment securities purchased	966		3,849		62
Total Liabilities	9,307		14,088		2,534
Net Assets Applicable to Outstanding Shares	$3,171,394		$2,678,591		$1,961,865
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,370,908		$2,510,080		$1,444,633
Accumulated undistributed (overdistributed) net investment income (loss)	5,667		(289)		11,725
Accumulated undistributed (overdistributed) net realized gain (loss)	308,536		91,407		264,248
Net unrealized appreciation (depreciation) of investments	486,283		77,393		241,259
Total Net Assets	$3,171,394		$2,678,591		$1,961,865
Capital Stock (par value: $.01 per share):
Shares authorized	2,025,000		2,000,000		2,225,000
Net Asset Value Per Share:
Class A: Net Assets	$1,524,006		$957,012		$1,017,575
Shares Issued and Outstanding	83,928		78,005		49,584
Net Asset Value per share	$18.16		$12.27		$20.52
Maximum Offering Price	$19.22		$12.75		$21.71
Class C: Net Assets	$517,868		$347,186		$316,372
Shares Issued and Outstanding	30,674		28,590		16,917
Net Asset Value per share	$16.88	(a)	$12.14	(a)	$18.70	(a)
Class J: Net Assets	$573,833		$1,131,197		$307,838
Shares Issued and Outstanding	32,740		92,983		15,516
Net Asset Value per share	$17.53	(a)	$12.17	(a)	$19.84	(a)
Institutional: Net Assets	$481,878		$214,915		$272,726
Shares Issued and Outstanding	27,131		17,573		13,600
Net Asset Value per share	$17.76		$12.23		$20.05
R-1: Net Assets	$2,026		$1,444		$1,430
Shares Issued and Outstanding	116		119		72
Net Asset Value per share	$17.53		$12.17		$19.86
R-2: Net Assets	$2,198		$667		$2,303
Shares Issued and Outstanding	125		55		116
Net Asset Value per share	$17.56		$12.21		$19.82
R-3: Net Assets	$21,427		$5,675		$11,328
Shares Issued and Outstanding	1,223		465		572
Net Asset Value per share	$17.51		$12.20		$19.80
R-4: Net Assets	$13,601		$5,371		$15,567
Shares Issued and Outstanding	769		440		781
Net Asset Value per share	$17.69		$12.21		$19.93
R-5: Net Assets	$34,557		$15,124		$16,726
Shares Issued and Outstanding	1,957		1,239		841
Net Asset Value per share	$17.66		$12.21		$19.89

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

Short-Term Income					SmallCap Growth
Amounts in thousands, except per share amounts	Fund		SmallCap Fund		Fund I
Investment in securities--at cost	$4,255,538		$483,205		$1,144,491
Investment in affiliated Funds--at cost	$13,969		$7,323		$93,994
Assets
Investment in securities--at value	$4,211,602		$620,408		$1,521,754
Investment in affiliated Funds--at value	13,969		7,323		93,994
Cash	20		–		11,851
Deposits with counterparty	–		–		4,826
Receivables:
Dividends and interest	21,396		15		193
Expense reimbursement from Manager	3		6		124
Expense reimbursement from Distributor	3		5		2
Fund shares sold	9,202		528		693
Investment securities sold	2		3,825		4,414
Other assets	–		1		–
Prepaid directors' expenses	4		–		2
Total Assets	4,256,201		632,111		1,637,853
Liabilities
Accrued management and investment advisory fees	1,423		384		1,451
Accrued administrative service fees	2		4		3
Accrued distribution fees	114		105		13
Accrued service fees	7		13		14
Accrued transfer agent fees	168		153		73
Accrued chief compliance officer fees	1		–		–
Accrued professional fees	18		27		30
Accrued other expenses	44		63		2
Deposits from counterparty	–		–		–
Payables:
Dividends payable	7,121		–		–
Fund shares redeemed	5,255		931		934
Investment securities purchased	6,704		3,575		6,172
Variation margin on futures	–		–		1,041
Total Liabilities	20,857		5,255		9,733
Net Assets Applicable to Outstanding Shares	$4,235,344		$626,856		$1,628,120
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,286,085		$451,581		$1,166,972
Accumulated undistributed (overdistributed) net investment income (loss)	1,394		(301)		(9,108)
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,199)		38,373		94,509
Net unrealized appreciation (depreciation) of investments	(43,936)		137,203		375,747
Total Net Assets	$4,235,344		$626,856		$1,628,120
Capital Stock (par value: $.01 per share):
Shares authorized	1,095,000		925,000		870,000
Net Asset Value Per Share:
Class A: Net Assets	$294,298		$224,493		N/A
Shares Issued and Outstanding	24,431		9,582
Net Asset Value per share	$12.05		$23.43
Maximum Offering Price	$12.33		$24.79
Class C: Net Assets	$69,764		$32,657		N/A
Shares Issued and Outstanding	5,788		1,544
Net Asset Value per share	$12.05	(a)	$21.15	(a)
Class J: Net Assets	$126,921		$203,549		$60,376
Shares Issued and Outstanding	10,542		9,071		5,661
Net Asset Value per share	$12.04	(a)	$22.44	(a)	$10.66	(a)
Class T: Net Assets	$10		N/A		N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$12.04
Maximum Offering Price	$12.35
Institutional: Net Assets	$3,707,823		$75,324		$192,220
Shares Issued and Outstanding	307,971		3,000		13,464
Net Asset Value per share	$12.04		$25.11		$14.28
R-1: Net Assets	$810		$2,913		$2,331
Shares Issued and Outstanding	67		131		199
Net Asset Value per share	$12.04		$22.30		$11.73
R-2: Net Assets	$2,626		$10,422		$3,662
Shares Issued and Outstanding	218		462		321
Net Asset Value per share	$12.04		$22.54		$11.40
R-3: Net Assets	$13,742		$13,934		$14,637
Shares Issued and Outstanding	1,141		596		1,210
Net Asset Value per share	$12.05		$23.39		$12.10
R-4: Net Assets	$9,459		$15,306		$11,702
Shares Issued and Outstanding	786		630		911
Net Asset Value per share	$12.04		$24.31		$12.84
R-5: Net Assets	$9,891		$19,360		$37,165
Shares Issued and Outstanding	821		779		2,771
Net Asset Value per share	$12.05		$24.86		$13.41
R-6: Net Assets	N/A		$28,898		$1,306,027
Shares Issued and Outstanding			1,152		91,620
Net Asset Value per share			$25.09		$14.25

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

SmallCap S&P 600			SmallCap Value		Tax-Exempt Bond
Amounts in thousands, except per share amounts	Index Fund		Fund II		Fund
Investment in securities--at cost	$969,624		$939,998		$351,776
Investment in affiliated Funds--at cost	$30,761		$60,357		$–
Assets
Investment in securities--at value	$1,265,157		$1,092,258		$354,300
Investment in affiliated Funds--at value	30,761		60,357		–
Cash	–		–		151
Deposits with counterparty	1,390		3,319		–
Receivables:
Dividends and interest	458		444		5,371
Expense reimbursement from Manager	–		40		4
Expense reimbursement from Distributor	5		–		–
Fund shares sold	1,209		760		1,397
Investment securities sold	578		7,771		–
Other assets	–		–		9
Prepaid directors' expenses	1		3		–
Total Assets	1,299,559		1,164,952		361,232
Liabilities
Accrued management and investment advisory fees	161		944		127
Accrued administrative service fees	15		2		–
Accrued distribution fees	59		8		77
Accrued service fees	84		10		–
Accrued transfer agent fees	108		106		47
Accrued professional fees	14		16		17
Accrued other expenses	23		49		7
Cash overdraft	1		1		–
Deposits from counterparty	–		–		–
Payables:
Dividends payable	–		–		1,013
Fund shares redeemed	1,699		1,855		526
Interest expense and fees payable	–		–		54
Investment securities purchased	3,075		4,685		990
Variation margin on futures	302		603		–
Floating rate notes issued	–		–		12,471
Total Liabilities	5,541		8,279		15,329
Net Assets Applicable to Outstanding Shares	$1,294,018		$1,156,673		$345,903
Net Assets Consist of:
Capital shares and additional paid-in-capital	$904,915		$960,635		$353,589
Accumulated undistributed (overdistributed) net investment income (loss)	2,220		(156)		1,783
Accumulated undistributed (overdistributed) net realized gain (loss)	91,708		44,863		(11,993)
Net unrealized appreciation (depreciation) of investments	295,175		151,331		2,524
Total Net Assets	$1,294,018		$1,156,673		$345,903
Capital Stock (par value: $.01 per share):
Shares authorized	425,000		875,000		700,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$7,811		$273,430
Shares Issued and Outstanding			607		38,500
Net Asset Value per share			$12.88		$7.10
Maximum Offering Price			$13.63		$7.38
Class C: Net Assets	N/A		N/A		$25,576
Shares Issued and Outstanding					3,590
Net Asset Value per share					$7.12	(a)
Class J: Net Assets	$182,103		$18,005		N/A
Shares Issued and Outstanding	6,984		1,420
Net Asset Value per share	$26.08	(a)	$12.68	(a)
Institutional: Net Assets	$351,928		$196,176		$46,897
Shares Issued and Outstanding	12,804		15,078		6,598
Net Asset Value per share	$27.49		$13.01		$7.11
R-1: Net Assets	$12,795		$1,081		N/A
Shares Issued and Outstanding	473		91
Net Asset Value per share	$27.04		$11.83
R-2: Net Assets	$14,267		$3,158		N/A
Shares Issued and Outstanding	514		263
Net Asset Value per share	$27.78		$12.03
R-3: Net Assets	$109,317		$10,805		N/A
Shares Issued and Outstanding	3,904		865
Net Asset Value per share	$28.00		$12.49
R-4: Net Assets	$81,650		$6,520		N/A
Shares Issued and Outstanding	2,888		515
Net Asset Value per share	$28.28		$12.67
R-5: Net Assets	$188,642		$27,022		N/A
Shares Issued and Outstanding	6,637		2,111
Net Asset Value per share	$28.43		$12.80
R-6: Net Assets	$353,316		$886,095		N/A
Shares Issued and Outstanding	12,859		68,151
Net Asset Value per share	$27.48		$13.00

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	California Municipal	Core Plus Bond	Diversified
Amounts in thousands	Fund	Fund	International Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$546	$1,385
Dividends	5	528	176,906
Withholding tax	–	–	(18,208)
Interest	9,034	59,745	–
Total Income	9,039	60,819	160,083
Expenses:
Management and investment advisory fees	939	8,530	50,134
Distribution fees - Class A	360	109	321
Distribution fees - Class C	186	42	87
Distribution fees - Class J	N/A	107	144
Distribution fees - R-1	N/A	8	8
Distribution fees - R-2	N/A	8	9
Distribution fees - R-3	N/A	24	31
Distribution fees - R-4	N/A	7	20
Administrative service fees - R-1	N/A	7	6
Administrative service fees - R-2	N/A	5	6
Administrative service fees - R-3	N/A	7	9
Administrative service fees - R-4	N/A	2	6
Administrative service fees - R-5	N/A	2	3
Registration fees - Class A	10	8	9
Registration fees - Class C	9	10	8
Registration fees - Class J	N/A	7	8
Registration fees - Institutional	11	14	11
Service fees - R-1	N/A	6	6
Service fees - R-2	N/A	7	8
Service fees - R-3	N/A	24	31
Service fees - R-4	N/A	18	48
Service fees - R-5	N/A	63	72
Shareholder reports - Class A	3	13	38
Shareholder reports - Class C	1	1	3
Shareholder reports - Class J	N/A	20	26
Shareholder reports - Institutional	1	7	10
Transfer agent fees - Class A	71	91	246
Transfer agent fees - Class C	16	11	19
Transfer agent fees - Class J	N/A	130	150
Transfer agent fees - Institutional	29	86	119
Chief compliance officer fees	–	3	9
Custodian fees	–	23	744
Directors' expenses	5	23	88
Interest expense and fees	127	–	–
Professional fees	15	23	45
Other expenses	4	10	37
Total Gross Expenses	1,787	9,456	52,519
Less: Reimbursement from Manager	–	1,022	–
Less: Reimbursement from Manager - Class A	–	31	–
Less: Reimbursement from Manager - Class C	–	10	7
Less: Reimbursement from Manager - Institutional	19	–	–
Less: Reimbursement from Distributor - Class J	N/A	21	29
Total Net Expenses	1,768	8,372	52,483
Net Investment Income (Loss)	7,271	52,447	107,600

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $0 and $17, respectively)	(3,179)	(10,374)	412,916
Foreign currency contracts	–	(1,003)	–
Foreign currency transactions	–	(468)	(2,015)
Futures contracts	–	5,402	–
Swap agreements	–	(2,698)	–
Net change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $1,847,
respectively)	(7,865)	(108,288)	(273,509)
Foreign currency contracts	–	801	–
Futures contracts	–	(734)	–
Swap agreements	–	1,636	–
Translation of assets and liabilities in foreign currencies	–	(7)	(321)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(11,044)	(115,733)	137,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,773)	$(63,286)	$244,671

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

		Finisterre
		Unconstrained
		Emerging Markets	Global Diversified
Amounts in thousands	Equity Income Fund	Bond Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$365	$–	$1,313
Dividends	100,663	–	77,147
Withholding tax	(2,629)	(1)	(3,473)
Interest	18	651	259,888
Total Income	98,417	650	334,875
Expenses:
Management and investment advisory fees	17,174	142	43,911
Distribution fees - Class A	1,212	1	2,345
Distribution fees - Class C	948	N/A	10,982
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	6	N/A	N/A
Distribution fees - R-3	57	N/A	N/A
Distribution fees - R-4	21	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	4	N/A	N/A
Administrative service fees - R-3	16	N/A	N/A
Administrative service fees - R-4	6	N/A	N/A
Administrative service fees - R-5	6	N/A	N/A
Registration fees - Class A	13	7	31
Registration fees - Class C	8	N/A	20
Registration fees - Class T	N/A	N/A	3
Registration fees - Institutional	49	10	88
Registration fees - R-6	N/A	N/A	4
Service fees - R-1	3	N/A	N/A
Service fees - R-2	5	N/A	N/A
Service fees - R-3	57	N/A	N/A
Service fees - R-4	52	N/A	N/A
Service fees - R-5	157	N/A	N/A
Shareholder reports - Class A	52	–	44
Shareholder reports - Class C	10	N/A	63
Shareholder reports - Institutional	8	–	151
Transfer agent fees - Class A	520	5	843
Transfer agent fees - Class C	95	N/A	1,057
Transfer agent fees - Class T	N/A	N/A	4
Transfer agent fees - Institutional	298	–	1,862
Chief compliance officer fees	5	–	10
Custodian fees	72	7	367
Directors' expenses	44	1	92
Dividends and interest on securities sold short	–	–	612
Professional fees	27	17	49
Short sale fees	–	–	24
Other expenses	31	2	50
Total Gross Expenses	20,965	192	62,612
Less: Reimbursement from Manager	–	–	615
Less: Reimbursement from Manager - Class A	–	12	–
Less: Reimbursement from Manager - Class T	N/A	N/A	8
Less: Reimbursement from Manager - Institutional	105	22	1,028
Total Net Expenses	20,860	158	60,961
Net Investment Income (Loss)	77,557	492	273,914

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	143,177	2	99,319
Foreign currency contracts	–	(277)	1,409
Foreign currency transactions	–	20	(404)
Futures contracts	–	91	8,664
Options and swaptions	–	–	(17,185)
Short sales	–	–	(1,080)
Swap agreements	–	162	206
Net change in unrealized appreciation/depreciation of:
Investments	(23,616)	(306)	(342,163)
Foreign currency contracts	–	(19)	(990)
Futures contracts	–	17	(1,531)
Options and swaptions	–	–	8,861
Swap agreements	–	(80)	(175)
Translation of assets and liabilities in foreign currencies	–	2	(129)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	119,561	(388)	(245,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	$197,118	$104	$28,716

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Global Real Estate	Government & High	Government Money
Amounts in thousands	Securities Fund	Quality Bond Fund	Market Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$241	$78	$–
Dividends	44,188	31	–
Withholding tax	(1,872)	–	–
Interest	2	21,967	17,516
Total Income	42,559	22,076	17,516
Expenses:
Management and investment advisory fees	11,055	3,777	1,815
Distribution fees - Class A	135	323	N/A
Distribution fees - Class C	180	227	N/A
Distribution fees - Class J	N/A	83	N/A
Distribution fees - R-1	N/A	4	N/A
Distribution fees - R-2	N/A	14	N/A
Distribution fees - R-3	–	15	N/A
Distribution fees - R-4	–	7	N/A
Administrative service fees - R-1	N/A	4	N/A
Administrative service fees - R-2	N/A	9	N/A
Administrative service fees - R-3	–	4	N/A
Administrative service fees - R-4	–	2	N/A
Administrative service fees - R-5	–	1	N/A
Registration fees - Class A	8	13	N/A
Registration fees - Class C	8	8	N/A
Registration fees - Class J	N/A	8	N/A
Registration fees - Institutional	83	16	84
Registration fees - R-6	8	N/A	N/A
Service fees - R-1	N/A	3	N/A
Service fees - R-2	N/A	11	N/A
Service fees - R-3	–	15	N/A
Service fees - R-4	–	18	N/A
Service fees - R-5	–	23	N/A
Shareholder reports - Class A	5	24	N/A
Shareholder reports - Class C	3	4	N/A
Shareholder reports - Class J	N/A	13	N/A
Shareholder reports - Institutional	39	9	–
Transfer agent fees - Class A	106	175	N/A
Transfer agent fees - Class C	33	33	N/A
Transfer agent fees - Class J	N/A	92	N/A
Transfer agent fees - Institutional	601	103	–
Chief compliance officer fees	2	1	2
Custodian fees	59	3	4
Directors' expenses	18	11	23
Professional fees	29	16	11
Other expenses	8	6	14
Total Gross Expenses	12,380	5,075	1,953
Less: Reimbursement from Manager	–	–	145
Less: Reimbursement from Manager - Class C	–	17	N/A
Less: Reimbursement from Manager - Institutional	106	–	139
Less: Reimbursement from Manager - R-1	N/A	1	N/A
Less: Reimbursement from Manager - R-2	N/A	4	N/A
Less: Reimbursement from Manager - R-3	–	6	N/A
Less: Reimbursement from Manager - R-4	–	7	N/A
Less: Reimbursement from Manager - R-5	–	9	N/A
Less: Reimbursement from Distributor - Class A	–	129	N/A
Less: Reimbursement from Distributor - Class J	N/A	17	N/A
Total Net Expenses	12,274	4,885	1,669
Net Investment Income (Loss)	30,285	17,191	15,847

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	18,896	(26,737)	–
Foreign currency transactions	314	–	–
Net change in unrealized appreciation/depreciation of:
Investments	55,776	(15,827)	–
Translation of assets and liabilities in foreign currencies	(35)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	74,951	(42,564)	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$105,236	$(25,373)	$15,847

(a)	Period from December 20, 2017, date operations commenced, through April 30, 2018.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

Amounts in thousands	High Yield Fund	High Yield Fund I	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$335	$121	$416
Dividends	224	247	88
Interest	102,889	37,032	58,082
Total Income	103,448	37,400	58,586
Expenses:
Management and investment advisory fees	8,642	3,661	7,670
Distribution fees - Class A	933	8	308
Distribution fees - Class C	1,586	N/A	297
Distribution fees - Class J	N/A	N/A	69
Distribution fees - R-1	N/A	N/A	33
Distribution fees - R-2	N/A	N/A	4
Distribution fees - R-3	N/A	N/A	36
Distribution fees - R-4	N/A	N/A	14
Administrative service fees - R-1	N/A	N/A	26
Administrative service fees - R-2	N/A	N/A	3
Administrative service fees - R-3	N/A	N/A	10
Administrative service fees - R-4	N/A	N/A	4
Administrative service fees - R-5	N/A	N/A	3
Registration fees - Class A	24	9	12
Registration fees - Class C	10	N/A	8
Registration fees - Class J	N/A	N/A	8
Registration fees - Class T	4	N/A	N/A
Registration fees - Institutional	49	12	26
Registration fees - R-6	26	N/A	14
Service fees - R-1	N/A	N/A	23
Service fees - R-2	N/A	N/A	3
Service fees - R-3	N/A	N/A	36
Service fees - R-4	N/A	N/A	35
Service fees - R-5	N/A	N/A	61
Shareholder reports - Class A	41	1	17
Shareholder reports - Class C	15	N/A	6
Shareholder reports - Class J	N/A	N/A	6
Shareholder reports - Institutional	77	1	10
Transfer agent fees - Class A	570	8	147
Transfer agent fees - Class C	184	N/A	48
Transfer agent fees - Class J	N/A	N/A	44
Transfer agent fees - Class T	4	N/A	N/A
Transfer agent fees - Institutional	865	27	154
Chief compliance officer fees	3	1	3
Custodian fees	7	23	2
Directors' expenses	26	9	20
Professional fees	27	21	18
Other expenses	31	7	11
Total Gross Expenses	13,124	3,788	9,189
Less: Reimbursement from Manager - Class A	–	13	–
Less: Reimbursement from Manager - Class T	8	N/A	N/A
Less: Reimbursement from Manager - Institutional	97	–	–
Less: Reimbursement from Distributor - Class J	N/A	N/A	14
Total Net Expenses	13,019	3,775	9,175
Net Investment Income (Loss)	90,429	33,625	49,411

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	10,239	(5,627)	1,616
Foreign currency contracts	138	–	–
Foreign currency transactions	23	–	–
Swap agreements	–	(3)	–
Net change in unrealized appreciation/depreciation of:
Investments	(120,811)	(29,361)	(82,531)
Foreign currency contracts	(316)	–	–
Swap agreements	–	133	–
Translation of assets and liabilities in foreign currencies	3	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(110,724)	(34,858)	(80,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,295)	$(1,233)	$(31,504)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

		International
	Inflation Protection	Emerging Markets
Amounts in thousands	Fund	Fund	International Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$92	$55	$109
Dividends	12	9,233	4,684
Withholding tax	–	(944)	(404)
Interest	22,812	56	4
Total Income	22,916	8,400	4,393
Expenses:
Management and investment advisory fees	2,954	5,965	2,160
Distribution fees - Class A	14	134	10
Distribution fees - Class C	16	73	N/A
Distribution fees - Class J	5	103	N/A
Distribution fees - R-1	2	5	5
Distribution fees - R-2	1	6	5
Distribution fees - R-3	7	14	7
Distribution fees - R-4	1	6	2
Administrative service fees - R-1	2	4	4
Administrative service fees - R-2	1	4	3
Administrative service fees - R-3	2	4	2
Administrative service fees - R-4	–	2	1
Administrative service fees - R-5	–	1	–
Registration fees - Class A	8	10	7
Registration fees - Class C	8	8	N/A
Registration fees - Class J	7	7	N/A
Registration fees - Institutional	9	11	19
Registration fees - R-6	N/A	7	7
Service fees - R-1	1	4	3
Service fees - R-2	1	5	4
Service fees - R-3	8	14	7
Service fees - R-4	2	16	5
Service fees - R-5	5	23	7
Shareholder reports - Class A	3	15	1
Shareholder reports - Class C	1	2	N/A
Shareholder reports - Class J	2	16	N/A
Shareholder reports - Institutional	–	8	5
Transfer agent fees - Class A	13	110	10
Transfer agent fees - Class C	8	19	N/A
Transfer agent fees - Class J	11	107	N/A
Transfer agent fees - Institutional	2	72	63
Chief compliance officer fees	1	1	–
Custodian fees	14	168	43
Directors' expenses	9	7	4
Professional fees	16	45	33
Other expenses	6	63	6
Total Gross Expenses	3,140	7,059	2,423
Less: Reimbursement from Manager - Class A	9	67	7
Less: Reimbursement from Manager - Class C	12	–	N/A
Less: Reimbursement from Manager - Class J	–	17	N/A
Less: Reimbursement from Manager - Institutional	–	49	39
Less: Reimbursement from Manager - R-6	N/A	84	27
Less: Reimbursement from Distributor - Class J	1	21	N/A
Total Net Expenses	3,118	6,821	2,350
Net Investment Income (Loss)	19,798	1,579	2,043

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $308 and $0, respectively)	(1,381)	92,284	23,352
Foreign currency contracts	(2,279)	–	–
Foreign currency transactions	439	(844)	(116)
Futures contracts	4,344	–	1,145
Options and swaptions	(858)	–	–
Swap agreements	1,962	–	–
Net change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $1,177 and $0,
respectively)	(12,662)	(55,740)	(12,520)
Foreign currency contracts	(60)	–	–
Futures contracts	(1,270)	–	(531)
Options and swaptions	155	–	–
Swap agreements	303	–	–
Translation of assets and liabilities in foreign currencies	52	(20)	35
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(11,255)	35,680	11,365
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,543	$37,259	$13,408

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	LargeCap Growth	LargeCap Growth	LargeCap S&P 500
Amounts in thousands	Fund	Fund I	Index Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$43	$1,031	$350
Dividends	3,120	28,009	52,872
Withholding tax	(2)	(74)	–
Interest	1	45	14
Total Income	3,162	29,011	53,236
Expenses:
Management and investment advisory fees	2,846	24,471	4,171
Distribution fees - Class A	489	33	277
Distribution fees - Class C	83	N/A	297
Distribution fees - Class J	59	116	494
Distribution fees - R-1	8	13	33
Distribution fees - R-2	3	14	41
Distribution fees - R-3	14	139	267
Distribution fees - R-4	4	40	93
Administrative service fees - R-1	7	10	26
Administrative service fees - R-2	2	10	27
Administrative service fees - R-3	4	39	75
Administrative service fees - R-4	1	12	28
Administrative service fees - R-5	2	15	20
Registration fees - Class A	10	8	13
Registration fees - Class C	7	N/A	10
Registration fees - Class J	8	9	12
Registration fees - Institutional	11	37	28
Registration fees - R-6	N/A	25	N/A
Service fees - R-1	6	9	24
Service fees - R-2	2	12	34
Service fees - R-3	14	139	267
Service fees - R-4	10	99	232
Service fees - R-5	55	376	492
Shareholder reports - Class A	41	2	28
Shareholder reports - Class C	2	N/A	3
Shareholder reports - Class J	6	8	32
Shareholder reports - Institutional	1	1	10
Transfer agent fees - Class A	298	23	202
Transfer agent fees - Class C	16	N/A	32
Transfer agent fees - Class J	43	60	239
Transfer agent fees - Institutional	24	888	113
Chief compliance officer fees	1	6	4
Custodian fees	2	10	6
Directors' expenses	6	65	40
Professional fees	12	20	14
Other expenses	9	28	48
Total Gross Expenses	4,106	26,737	7,732
Less: Reimbursement from Manager	–	651	–
Less: Reimbursement from Manager - Class C	–	N/A	3
Less: Reimbursement from Manager - Institutional	22	137	–
Less: Reimbursement from Distributor - Class J	12	23	99
Total Net Expenses	4,072	25,926	7,630
Net Investment Income (Loss)	(910)	3,085	45,606

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	253,224	611,836	197,047
Futures contracts	–	10,784	9,676
Net change in unrealized appreciation/depreciation of:
Investments	(173,455)	128,824	(44,645)
Futures contracts	–	(8,115)	(66)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	79,769	743,329	162,012
Net Increase (Decrease) in Net Assets Resulting from Operations	$78,859	$746,414	$207,618

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	LargeCap Value	LargeCap Value
Amounts in thousands	Fund	Fund III	MidCap Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$10	$422	$40
Dividends	10,457	24,405	69,441
Withholding tax	–	–	(1,640)
Interest	–	24	1
Total Income	10,467	24,851	67,842
Expenses:
Management and investment advisory fees	1,751	8,441	45,404
Distribution fees - Class A	244	N/A	2,086
Distribution fees - Class C	36	N/A	1,470
Distribution fees - Class J	51	57	225
Distribution fees - R-1	2	8	154
Distribution fees - R-2	3	4	41
Distribution fees - R-3	4	12	148
Distribution fees - R-4	1	3	56
Administrative service fees - R-1	2	6	123
Administrative service fees - R-2	2	3	28
Administrative service fees - R-3	1	3	41
Administrative service fees - R-4	–	1	17
Administrative service fees - R-5	–	1	19
Registration fees - Class A	8	N/A	24
Registration fees - Class C	8	N/A	9
Registration fees - Class J	7	7	8
Registration fees - Institutional	17	11	354
Registration fees - R-6	N/A	N/A	9
Service fees - R-1	1	6	110
Service fees - R-2	3	3	34
Service fees - R-3	4	11	148
Service fees - R-4	2	7	139
Service fees - R-5	5	12	470
Shareholder reports - Class A	21	N/A	155
Shareholder reports - Class C	1	N/A	12
Shareholder reports - Class J	7	8	17
Shareholder reports - Institutional	8	–	502
Transfer agent fees - Class A	143	N/A	1,153
Transfer agent fees - Class C	10	N/A	150
Transfer agent fees - Class J	44	55	125
Transfer agent fees - Institutional	1	1	4,409
Chief compliance officer fees	1	2	12
Custodian fees	3	9	4
Directors' expenses	9	13	133
Professional fees	12	14	22
Other expenses	7	7	93
Total Gross Expenses	2,419	8,705	57,904
Less: Reimbursement from Manager	–	681	–
Less: Reimbursement from Manager - Class C	10	N/A	–
Less: Reimbursement from Manager - Institutional	56	–	–
Less: Reimbursement from Distributor - Class J	10	11	45
Total Net Expenses	2,343	8,013	57,859
Net Investment Income (Loss)	8,124	16,838	9,983

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	234,124	75,207	436,263
Investment transactions in affiliated securities	–	–	(1,289)
Futures contracts	161	6,878	–
Net change in unrealized appreciation/depreciation of:
Investments	(173,546)	(16,681)	(205,022)
Investment in affiliated securities	–	–	(66,608)
Futures contracts	–	(2,846)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	60,739	62,558	163,344
Net Increase (Decrease) in Net Assets Resulting from Operations	$68,863	$79,396	$173,327

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	MidCap Growth	MidCap Growth	MidCap S&P 400
Amounts in thousands	Fund	Fund III	Index Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$15	$194	$50
Dividends	528	3,645	11,020
Withholding tax	(1)	(8)	(6)
Interest	–	10	2
Total Income	542	3,841	11,066
Expenses:
Management and investment advisory fees	574	5,383	1,061
Distribution fees - Class J	51	28	99
Distribution fees - R-1	2	4	21
Distribution fees - R-2	5	3	34
Distribution fees - R-3	15	6	138
Distribution fees - R-4	4	2	44
Administrative service fees - R-1	2	3	17
Administrative service fees - R-2	3	2	23
Administrative service fees - R-3	4	2	39
Administrative service fees - R-4	1	1	13
Administrative service fees - R-5	1	–	10
Registration fees - Class J	8	7	9
Registration fees - Institutional	8	12	22
Registration fees - R-6	N/A	N/A	7
Service fees - R-1	2	3	15
Service fees - R-2	4	2	29
Service fees - R-3	15	7	138
Service fees - R-4	9	5	111
Service fees - R-5	26	8	263
Shareholder reports - Class J	5	5	8
Shareholder reports - Institutional	–	–	12
Transfer agent fees - Class J	35	28	56
Transfer agent fees - Institutional	20	–	121
Chief compliance officer fees	–	1	1
Custodian fees	1	8	6
Directors' expenses	2	7	11
Professional fees	10	12	11
Other expenses	1	4	15
Total Gross Expenses	808	5,543	2,334
Less: Reimbursement from Manager	–	441	–
Less: Reimbursement from Manager - Institutional	2	–	–
Less: Reimbursement from Distributor - Class J	10	6	20
Total Net Expenses	796	5,096	2,314
Net Investment Income (Loss)	(254)	(1,255)	8,752

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	15,892	60,927	63,779
Futures contracts	–	1,749	19
Net change in unrealized appreciation/depreciation of:
Investments	(10,524)	2,160	(34,088)
Futures contracts	–	(1,231)	(205)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	5,368	63,605	29,505
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,114	$62,350	$38,257

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

MidCap Value Fund		MidCap Value Fund	Money Market
Amounts in thousands	I	III	Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$140	$192	$–
Dividends	9,081	13,026	8
Withholding tax	(5)	(77)	–
Interest	13	9	3,832
Total Income	9,229	13,150	3,840
Expenses:
Management and investment advisory fees	5,012	4,113	959
Distribution fees - Class A	N/A	34	–
Distribution fees - Class C	N/A	N/A	52
Distribution fees - Class J	54	79	179
Distribution fees - R-1	7	1	N/A
Distribution fees - R-2	6	3	N/A
Distribution fees - R-3	17	15	N/A
Distribution fees - R-4	6	10	N/A
Administrative service fees - R-1	6	1	N/A
Administrative service fees - R-2	4	2	N/A
Administrative service fees - R-3	4	4	N/A
Administrative service fees - R-4	2	3	N/A
Administrative service fees - R-5	2	1	N/A
Registration fees - Class A	N/A	8	40
Registration fees - Class C	N/A	N/A	8
Registration fees - Class J	5	7	15
Registration fees - Institutional	21	16	12
Registration fees - R-6	N/A	7	N/A
Service fees - R-1	5	1	N/A
Service fees - R-2	5	2	N/A
Service fees - R-3	17	15	N/A
Service fees - R-4	16	25	N/A
Service fees - R-5	42	30	N/A
Shareholder reports - Class A	N/A	3	28
Shareholder reports - Class C	N/A	N/A	1
Shareholder reports - Class J	9	9	35
Shareholder reports - Institutional	14	4	–
Transfer agent fees - Class A	N/A	30	176
Transfer agent fees - Class C	N/A	N/A	4
Transfer agent fees - Class J	53	65	152
Transfer agent fees - Institutional	108	78	–
Chief compliance officer fees	1	1	1
Custodian fees	13	9	5
Directors' expenses	8	10	4
Professional fees	12	16	15
Other expenses	6	5	5
Total Gross Expenses	5,455	4,607	1,691
Less: Reimbursement from Manager	608	91	–
Less: Reimbursement from Manager - Class A	N/A	–	95
Less: Reimbursement from Manager - Institutional	–	8	13
Less: Reimbursement from Distributor - Class C	N/A	N/A	52
Less: Reimbursement from Distributor - Class J	11	16	179
Total Net Expenses	4,836	4,492	1,352
Net Investment Income (Loss)	4,393	8,658	2,488

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	51,002	52,269	–
Futures contracts	1,651	2,082	–
Net change in unrealized appreciation/depreciation of:
Investments	(28,156)	(74,116)	–
Futures contracts	(1,074)	(1,255)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	23,423	(21,020)	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,816	$(12,362)	$2,488

(a) Class C and Institutional shares discontinued operations on March 23, 2018.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

		Principal Capital	Principal LifeTime
Amounts in thousands	Overseas Fund	Appreciation Fund	2010 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$444	$130	$20,091
Dividends	55,480	18,418	–
Withholding tax	(4,224)	(14)	–
Interest	19	2	–
Total Income	51,719	18,536	20,091
Expenses:
Management and investment advisory fees	18,607	4,862	N/A
Distribution fees - Class A	N/A	1,226	39
Distribution fees - Class C	N/A	270	N/A
Distribution fees - Class J	N/A	N/A	180
Distribution fees - R-1	–	4	11
Distribution fees - R-2	–	6	9
Distribution fees - R-3	1	30	49
Distribution fees - R-4	–	10	11
Administrative service fees - R-1	–	4	8
Administrative service fees - R-2	–	4	6
Administrative service fees - R-3	–	8	14
Administrative service fees - R-4	–	3	3
Administrative service fees - R-5	–	2	3
Registration fees - Class A	N/A	23	7
Registration fees - Class C	N/A	9	N/A
Registration fees - Class J	N/A	N/A	8
Registration fees - Institutional	18	23	18
Service fees - R-1	–	3	7
Service fees - R-2	–	5	8
Service fees - R-3	1	30	49
Service fees - R-4	–	26	27
Service fees - R-5	1	50	62
Shareholder reports - Class A	N/A	56	1
Shareholder reports - Class C	N/A	4	N/A
Shareholder reports - Class J	N/A	N/A	6
Shareholder reports - Institutional	9	7	–
Transfer agent fees - Class A	N/A	468	16
Transfer agent fees - Class C	N/A	38	N/A
Transfer agent fees - Class J	N/A	N/A	48
Transfer agent fees - Institutional	90	89	7
Chief compliance officer fees	3	2	1
Custodian fees	183	1	–
Directors' expenses	39	16	7
Professional fees	36	12	8
Other expenses	9	10	5
Total Gross Expenses	18,997	7,301	618
Less: Reimbursement from Manager	1,144	–	–
Less: Reimbursement from Manager - Class A	N/A	–	6
Less: Reimbursement from Manager - Institutional	–	102	–
Less: Reimbursement from Distributor - Class J	N/A	N/A	36
Total Net Expenses	17,853	7,199	576
Net Investment Income (Loss)	33,866	11,337	19,515

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	174,438	516,977	–
Investment transactions in affiliated Funds	–	–	9,752
Foreign currency transactions	(148)	–	–
Futures contracts	6,161	–	–
Capital gain distribution received from affiliated Funds	–	–	10,141
Net change in unrealized appreciation/depreciation of:
Investments	(120,831)	(434,222)	–
Investments in affiliated Funds	–	–	(31,038)
Futures contracts	(2,462)	–	–
Translation of assets and liabilities in foreign currencies	3	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	57,161	82,755	(11,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	$91,027	$94,092	$8,370

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2015	Fund	2020	Fund	2025	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$13,230		$116,876		$39,518
Total Income	13,230		116,876		39,518
Expenses:
Distribution fees - Class A	N/A		147		N/A
Distribution fees - Class J	N/A		723		N/A
Distribution fees - R-1	11		59		27
Distribution fees - R-2	8		61		24
Distribution fees - R-3	75		244		207
Distribution fees - R-4	16		71		44
Administrative service fees - R-1	9		47		22
Administrative service fees - R-2	5		41		16
Administrative service fees - R-3	21		69		58
Administrative service fees - R-4	5		21		13
Administrative service fees - R-5	3		13		7
Registration fees - Class A	N/A		9		N/A
Registration fees - Class J	N/A		14		N/A
Registration fees - Institutional	16		58		27
Service fees - R-1	8		42		20
Service fees - R-2	7		51		20
Service fees - R-3	75		244		207
Service fees - R-4	39		178		110
Service fees - R-5	69		333		178
Shareholder reports - Class A	N/A		5		N/A
Shareholder reports - Class J	N/A		23		N/A
Shareholder reports - Institutional	–		1		1
Transfer agent fees - Class A	N/A		61		N/A
Transfer agent fees - Class J	N/A		163		N/A
Transfer agent fees - Institutional	4		38		17
Chief compliance officer fees	1		5		1
Directors' expenses	4		33		13
Professional fees	9		11		9
Other expenses	3		24		7
Total Gross Expenses	388		2,789		1,028
Less: Reimbursement from Distributor - Class J	N/A		145		N/A
Total Net Expenses	388		2,644		1,028
Net Investment Income (Loss)	12,842		114,232		38,490

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	9,855		51,774		6,411
Capital gain distribution received from affiliated Funds	7,911		81,364		30,439
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(23,065)		(161,000)		(42,692)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(5,299)		(27,862)		(5,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,543		$86,370		$32,648

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2030	Fund	2035	Fund	2040	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$151,107		$27,436		$90,886
Total Income	151,107		27,436		90,886
Expenses:
Distribution fees - Class A	169		N/A		122
Distribution fees - Class J	924		N/A		560
Distribution fees - R-1	56		22		40
Distribution fees - R-2	63		21		53
Distribution fees - R-3	254		139		167
Distribution fees - R-4	82		34		56
Administrative service fees - R-1	45		18		32
Administrative service fees - R-2	42		14		35
Administrative service fees - R-3	71		39		47
Administrative service fees - R-4	25		10		17
Administrative service fees - R-5	14		5		10
Registration fees - Class A	10		N/A		9
Registration fees - Class J	14		N/A		12
Registration fees - Institutional	66		23		55
Service fees - R-1	40		16		29
Service fees - R-2	53		18		44
Service fees - R-3	254		138		167
Service fees - R-4	205		85		140
Service fees - R-5	356		140		248
Shareholder reports - Class A	8		N/A		7
Shareholder reports - Class J	34		N/A		27
Shareholder reports - Institutional	1		1		2
Transfer agent fees - Class A	79		N/A		69
Transfer agent fees - Class J	254		N/A		185
Transfer agent fees - Institutional	43		17		40
Chief compliance officer fees	5		1		4
Directors' expenses	42		10		29
Professional fees	11		9		10
Other expenses	27		6		19
Total Gross Expenses	3,247		766		2,235
Less: Reimbursement from Manager - Class A	10		N/A		23
Less: Reimbursement from Distributor - Class J	185		N/A		112
Total Net Expenses	3,052		766		2,100
Net Investment Income (Loss)	148,055		26,670		88,786

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	105,053		14,431		73,313
Capital gain distribution received from affiliated Funds	133,736		35,206		124,868
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(232,205)		(40,091)		(150,255)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	6,584		9,546		47,926
Net Increase (Decrease) in Net Assets Resulting from Operations	$154,639		$36,216		$136,712

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2045	Fund	2050	Fund	2055	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$19,198		$52,208		$8,212
Total Income	19,198		52,208		8,212
Expenses:
Distribution fees - Class A	N/A		105		N/A
Distribution fees - Class J	N/A		176		N/A
Distribution fees - R-1	13		28		6
Distribution fees - R-2	16		37		6
Distribution fees - R-3	98		100		39
Distribution fees - R-4	23		31		11
Administrative service fees - R-1	10		22		5
Administrative service fees - R-2	11		25		4
Administrative service fees - R-3	27		28		11
Administrative service fees - R-4	7		9		3
Administrative service fees - R-5	4		6		2
Registration fees - Class A	N/A		9		N/A
Registration fees - Class J	N/A		10		N/A
Registration fees - Institutional	22		45		17
Service fees - R-1	9		20		4
Service fees - R-2	14		31		5
Service fees - R-3	98		100		39
Service fees - R-4	57		77		27
Service fees - R-5	95		140		34
Shareholder reports - Class A	N/A		7		N/A
Shareholder reports - Class J	N/A		14		N/A
Shareholder reports - Institutional	2		2		2
Transfer agent fees - Class A	N/A		65		N/A
Transfer agent fees - Class J	N/A		88		N/A
Transfer agent fees - Institutional	13		29		4
Chief compliance officer fees	1		2		–
Directors' expenses	7		19		4
Professional fees	9		9		8
Other expenses	4		11		2
Total Gross Expenses	540		1,245		233
Less: Reimbursement from Manager - Class A	N/A		29		N/A
Less: Reimbursement from Distributor - Class J	N/A		35		N/A
Total Net Expenses	540		1,181		233
Net Investment Income (Loss)	18,658		51,027		7,979

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	9,440		37,948		2,505
Capital gain distribution received from affiliated Funds	27,211		76,868		12,213
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(25,643)		(78,397)		(9,020)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	11,008		36,419		5,698
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,666		$87,446		$13,677

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2060	Fund	2065	Fund	Hybrid 2015 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$5,539		$6		$712
Total Income	5,539		6		712
Expenses:
Distribution fees - Class J	6		N/A		–
Distribution fees - R-1	3		–		N/A
Distribution fees - R-2	3		–		N/A
Distribution fees - R-3	12		1		N/A
Distribution fees - R-4	4		–		N/A
Administrative service fees - R-1	2		–		N/A
Administrative service fees - R-2	2		–		N/A
Administrative service fees - R-3	3		–		N/A
Administrative service fees - R-4	1		–		N/A
Administrative service fees - R-5	1		–		N/A
Registration fees - Class J	8		N/A		4
Registration fees - Institutional	16		4		8
Registration fees - R-6	N/A		N/A		9
Service fees - R-1	2		–		N/A
Service fees - R-2	2		–		N/A
Service fees - R-3	12		1		N/A
Service fees - R-4	10		–		N/A
Service fees - R-5	16		–		N/A
Shareholder reports - Class J	1		N/A		–
Transfer agent fees - Class J	10		N/A		1
Transfer agent fees - Institutional	2		3		2
Directors' expenses	3		–		1
Professional fees	8		9		8
Other expenses	1		–		1
Total Gross Expenses	128		18		34
Less: Reimbursement from Manager - Class J	7		N/A		5
Less: Reimbursement from Manager - Institutional	–		10		11
Less: Reimbursement from Manager - R-1	–		1		N/A
Less: Reimbursement from Manager - R-2	–		1		N/A
Less: Reimbursement from Manager - R-3	–		1		N/A
Less: Reimbursement from Manager - R-4	–		1		N/A
Less: Reimbursement from Manager - R-5	–		1		N/A
Less: Reimbursement from Manager - R-6	N/A		N/A		10
Less: Reimbursement from Distributor - Class J	1		N/A		–
Total Net Expenses	120		3		8
Net Investment Income (Loss)	5,419		3		704

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	618		96		8
Capital gain distribution received from affiliated Funds	8,273		2		484
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(5,359)		62		(1,083)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,532		160		(591)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,951		$163		$113

(a) Class J shares commenced operations on March 1, 2018.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2020 Fund(a)	Hybrid 2025 Fund(a)	Hybrid 2030 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$2,508	$1,873	$2,511
Total Income	2,508	1,873	2,511
Expenses:
Registration fees - Class J	4	4	4
Registration fees - Institutional	12	9	10
Registration fees - R-6	9	9	9
Transfer agent fees - Class J	1	1	1
Transfer agent fees - Institutional	9	5	4
Directors' expenses	2	2	2
Professional fees	8	8	8
Other expenses	1	1	1
Total Gross Expenses	46	39	39
Less: Reimbursement from Manager - Class J	5	5	5
Less: Reimbursement from Manager - Institutional	4	4	–
Less: Reimbursement from Manager - R-6	9	9	9
Total Net Expenses	28	21	25
Net Investment Income (Loss)	2,480	1,852	2,486

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	79	24	43
Capital gain distribution received from affiliated Funds	2,151	1,848	2,816
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(3,400)	(2,630)	(3,538)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(1,170)	(758)	(679)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,310	$1,094	$1,807

(a) Class J shares commenced operations on March 1, 2018.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2035 Fund(a)	Hybrid 2040 Fund(a)	Hybrid 2045 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$1,459	$1,770	$889
Total Income	1,459	1,770	889
Expenses:
Registration fees - Class J	4	4	4
Registration fees - Institutional	9	10	8
Registration fees - R-6	8	9	9
Transfer agent fees - Class J	1	1	1
Transfer agent fees - Institutional	4	3	2
Directors' expenses	2	2	1
Professional fees	8	8	8
Other expenses	1	1	1
Total Gross Expenses	37	38	34
Less: Reimbursement from Manager - Class J	5	5	5
Less: Reimbursement from Manager - Institutional	6	4	9
Less: Reimbursement from Manager - R-6	9	9	10
Total Net Expenses	17	20	10
Net Investment Income (Loss)	1,442	1,750	879

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	30	11	19
Capital gain distribution received from affiliated Funds	1,864	2,451	1,314
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(2,159)	(2,449)	(1,212)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(265)	13	121
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,177	$1,763	$1,000

(a) Class J shares commenced operations on March 1, 2018.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2050 Fund(a)	Hybrid 2055 Fund(a)	Hybrid 2060 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$798	$234	$46
Total Income	798	234	46
Expenses:
Registration fees - Class J	4	4	4
Registration fees - Institutional	9	8	8
Registration fees - R-6	8	8	8
Transfer agent fees - Class J	2	1	2
Transfer agent fees - Institutional	1	1	–
Directors' expenses	1	1	1
Professional fees	8	8	8
Other expenses	1	1	1
Total Gross Expenses	34	32	32
Less: Reimbursement from Manager - Class J	5	5	5
Less: Reimbursement from Manager - Institutional	9	15	16
Less: Reimbursement from Manager - R-6	10	10	10
Total Net Expenses	10	2	1
Net Investment Income (Loss)	788	232	45

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	8	3	2
Capital gain distribution received from affiliated Funds	1,231	371	72
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(1,088)	(319)	(64)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	151	55	10
Net Increase (Decrease) in Net Assets Resulting from Operations	$939	$287	$55

(a) Class J shares commenced operations on March 1, 2018.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

		Principal LifeTime	Principal LifeTime
	Principal LifeTime	Hybrid Income	Strategic Income
Amounts in thousands	Hybrid 2065 Fund(a)	Fund(a)	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$2	$467	$10,199
Total Income	2	467	10,199
Expenses:
Distribution fees - Class A	N/A	N/A	24
Distribution fees - Class J	–	–	57
Distribution fees - R-1	N/A	N/A	6
Distribution fees - R-2	N/A	N/A	7
Distribution fees - R-3	N/A	N/A	27
Distribution fees - R-4	N/A	N/A	5
Administrative service fees - R-1	N/A	N/A	5
Administrative service fees - R-2	N/A	N/A	4
Administrative service fees - R-3	N/A	N/A	8
Administrative service fees - R-4	N/A	N/A	2
Administrative service fees - R-5	N/A	N/A	1
Registration fees - Class A	N/A	N/A	8
Registration fees - Class J	4	4	8
Registration fees - Institutional	3	8	16
Registration fees - R-6	3	8	N/A
Service fees - R-1	N/A	N/A	4
Service fees - R-2	N/A	N/A	6
Service fees - R-3	N/A	N/A	27
Service fees - R-4	N/A	N/A	13
Service fees - R-5	N/A	N/A	29
Shareholder reports - Class A	N/A	N/A	1
Shareholder reports - Class J	–	–	3
Transfer agent fees - Class A	N/A	N/A	13
Transfer agent fees - Class J	1	1	23
Transfer agent fees - Institutional	–	1	7
Directors' expenses	–	1	4
Professional fees	9	8	7
Other expenses	1	1	3
Total Gross Expenses	21	32	318
Less: Reimbursement from Manager - Class A	N/A	N/A	10
Less: Reimbursement from Manager - Class J	5	5	–
Less: Reimbursement from Manager - Institutional	7	12	–
Less: Reimbursement from Manager - R-6	8	10	N/A
Less: Reimbursement from Distributor - Class J	–	–	11
Total Net Expenses	1	5	297
Net Investment Income (Loss)	1	462	9,902

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	–	23	3,609
Capital gain distribution received from affiliated Funds	1	177	3,477
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(97)	(681)	(15,637)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(96)	(481)	(8,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(95)	$(19)	$1,351

(a) Class J shares commenced operations on March 1, 2018.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Real Estate	SAM Balanced	SAM Conservative
Amounts in thousands	Securities Fund	Portfolio	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$162	$93,054	$34,995
Dividends	46,464	42	9
Total Income	46,626	93,096	35,004
Expenses:
Management and investment advisory fees	14,017	6,549	2,419
Distribution fees - Class A	356	2,619	652
Distribution fees - Class C	238	3,634	1,258
Distribution fees - Class J	120	829	473
Distribution fees - R-1	9	6	5
Distribution fees - R-2	28	6	1
Distribution fees - R-3	55	40	15
Distribution fees - R-4	27	15	11
Administrative service fees - R-1	7	4	4
Administrative service fees - R-2	18	4	1
Administrative service fees - R-3	16	11	4
Administrative service fees - R-4	8	5	3
Administrative service fees - R-5	8	3	1
Registration fees - Class A	10	20	15
Registration fees - Class C	8	13	10
Registration fees - Class J	8	17	16
Registration fees - Institutional	38	18	17
Registration fees - R-6	28	N/A	N/A
Service fees - R-1	6	4	4
Service fees - R-2	23	5	1
Service fees - R-3	56	40	15
Service fees - R-4	67	38	28
Service fees - R-5	193	68	31
Shareholder meeting expense - Class A	–	1	–
Shareholder reports - Class A	31	89	23
Shareholder reports - Class C	6	31	11
Shareholder reports - Class J	18	26	14
Shareholder reports - Institutional	53	1	1
Transfer agent fees - Class A	277	757	182
Transfer agent fees - Class C	46	248	95
Transfer agent fees - Class J	133	178	87
Transfer agent fees - Institutional	601	11	4
Chief compliance officer fees	3	4	1
Custodian fees	1	–	–
Directors' expenses	26	33	13
Professional fees	12	11	9
Other expenses	16	21	9
Total Gross Expenses	16,567	15,359	5,433
Less: Reimbursement from Manager - Class A	–	–	1
Less: Reimbursement from Manager - Class C	–	–	7
Less: Reimbursement from Manager - Class J	–	–	8
Less: Reimbursement from Manager - Institutional	–	–	22
Less: Reimbursement from Manager - R-3	–	–	1
Less: Reimbursement from Manager - R-4	–	–	1
Less: Reimbursement from Manager - R-5	–	–	1
Less: Reimbursement from Distributor - Class J	24	166	95
Total Net Expenses	16,543	15,193	5,297
Net Investment Income (Loss)	30,083	77,903	29,707

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	31,009	–	–
Investment transactions in affiliated Funds	–	265,635	64,242
Capital gain distribution received from affiliated Funds	–	80,943	21,134
Net change in unrealized appreciation/depreciation of:
Investments	(108,764)	–	–
Investments in affiliated Funds	–	(347,196)	(102,621)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(77,755)	(618)	(17,245)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(47,672)	$77,285	$12,462

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$66,180	$50,531	$41,935
Dividends	33	25	19
Total Income	66,213	50,556	41,954
Expenses:
Management and investment advisory fees	4,376	3,691	2,704
Distribution fees - Class A	1,927	1,211	1,288
Distribution fees - Class C	2,652	1,775	1,618
Distribution fees - Class J	432	864	234
Distribution fees - R-1	4	2	2
Distribution fees - R-2	3	1	4
Distribution fees - R-3	27	7	15
Distribution fees - R-4	8	3	8
Administrative service fees - R-1	3	2	2
Administrative service fees - R-2	2	–	3
Administrative service fees - R-3	8	2	4
Administrative service fees - R-4	2	1	2
Administrative service fees - R-5	2	1	1
Registration fees - Class A	16	25	13
Registration fees - Class C	10	13	9
Registration fees - Class J	14	10	11
Registration fees - Institutional	17	28	16
Service fees - R-1	3	2	2
Service fees - R-2	3	1	3
Service fees - R-3	26	7	15
Service fees - R-4	19	7	19
Service fees - R-5	45	19	22
Shareholder meeting expense - Class A	1	1	1
Shareholder reports - Class A	72	30	63
Shareholder reports - Class C	26	16	19
Shareholder reports - Class J	14	20	11
Shareholder reports - Institutional	–	1	–
Transfer agent fees - Class A	577	269	423
Transfer agent fees - Class C	206	131	144
Transfer agent fees - Class J	92	145	66
Transfer agent fees - Institutional	7	12	5
Chief compliance officer fees	3	2	2
Directors' expenses	23	19	14
Professional fees	11	10	10
Other expenses	14	12	9
Total Gross Expenses	10,645	8,340	6,762
Less: Reimbursement from Manager - Class C	–	6	–
Less: Reimbursement from Manager - Institutional	–	11	21
Less: Reimbursement from Manager - R-3	–	–	1
Less: Reimbursement from Manager - R-4	–	–	1
Less: Reimbursement from Manager - R-5	–	–	1
Less: Reimbursement from Distributor - Class J	86	173	47
Total Net Expenses	10,559	8,150	6,691
Net Investment Income (Loss)	55,654	42,406	35,263

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	265,363	91,278	240,455
Capital gain distribution received from affiliated Funds	75,006	21,963	50,976
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(319,386)	(155,046)	(273,484)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	20,983	(41,805)	17,947
Net Increase (Decrease) in Net Assets Resulting from Operations	$76,637	$601	$53,210

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2018 (unaudited)

	Short-Term Income		SmallCap Growth
Amounts in thousands	Fund	SmallCap Fund	Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$149	$34	$335
Dividends	100	3,732	3,305
Withholding tax	–	–	(13)
Interest	52,959	–	17
Total Income	53,208	3,766	3,644
Expenses:
Management and investment advisory fees	8,683	2,344	8,738
Distribution fees - Class A	228	281	N/A
Distribution fees - Class C	365	162	N/A
Distribution fees - Class J	99	153	45
Distribution fees - R-1	1	5	4
Distribution fees - R-2	3	17	6
Distribution fees - R-3	17	17	21
Distribution fees - R-4	5	8	6
Administrative service fees - R-1	1	4	3
Administrative service fees - R-2	2	12	4
Administrative service fees - R-3	5	5	6
Administrative service fees - R-4	1	2	2
Administrative service fees - R-5	1	1	2
Registration fees - Class A	18	9	N/A
Registration fees - Class C	8	8	N/A
Registration fees - Class J	9	13	8
Registration fees - Class T	4	N/A	N/A
Registration fees - Institutional	26	14	15
Registration fees - R-6	N/A	8	13
Service fees - R-1	–	4	3
Service fees - R-2	3	15	5
Service fees - R-3	17	17	21
Service fees - R-4	12	19	15
Service fees - R-5	12	26	47
Shareholder reports - Class A	20	26	N/A
Shareholder reports - Class C	7	3	N/A
Shareholder reports - Class J	11	18	5
Shareholder reports - Institutional	15	4	7
Transfer agent fees - Class A	156	177	N/A
Transfer agent fees - Class C	51	29	N/A
Transfer agent fees - Class J	59	127	41
Transfer agent fees - Class T	5	N/A	N/A
Transfer agent fees - Institutional	249	31	58
Chief compliance officer fees	3	–	1
Custodian fees	5	2	19
Directors' expenses	31	6	12
Professional fees	17	15	18
Other expenses	16	4	6
Total Gross Expenses	10,165	3,586	9,131
Less: Reimbursement from Manager	–	–	746
Less: Reimbursement from Manager - Class T	8	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	33	56
Less: Reimbursement from Manager - R-6	N/A	6	–
Less: Reimbursement from Distributor - Class J	20	30	9
Total Net Expenses	10,137	3,517	8,320
Net Investment Income (Loss)	43,071	249	(4,676)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(7,839)	38,396	101,972
Futures contracts	–	–	9,618
Net change in unrealized appreciation/depreciation of:
Investments	(49,217)	(4,958)	(5,781)
Futures contracts	–	–	(5,873)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(57,056)	33,438	99,936
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,985)	$33,687	$95,260

See accompanying notes.

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

	SmallCap S&P 600	SmallCap Value	Tax-Exempt Bond
Amounts in thousands	Index Fund	Fund II	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$113	$223	$ –
Dividends	8,605	8,740	–
Withholding tax	(1)	(2)	–
Interest	3	10	8,283
Total Income	8,720	8,971	8,283
Expenses:
Management and investment advisory fees	982	5,885	778
Distribution fees - Class A	N/A	9	344
Distribution fees - Class C	N/A	N/A	132
Distribution fees - Class J	137	14	N/A
Distribution fees - R-1	23	2	N/A
Distribution fees - R-2	23	6	N/A
Distribution fees - R-3	143	14	N/A
Distribution fees - R-4	43	3	N/A
Administrative service fees - R-1	18	2	N/A
Administrative service fees - R-2	15	4	N/A
Administrative service fees - R-3	40	4	N/A
Administrative service fees - R-4	13	1	N/A
Administrative service fees - R-5	10	1	N/A
Registration fees - Class A	N/A	8	19
Registration fees - Class C	N/A	N/A	9
Registration fees - Class J	9	8	N/A
Registration fees - Institutional	17	21	12
Registration fees - R-6	10	12	N/A
Service fees - R-1	17	1	N/A
Service fees - R-2	19	5	N/A
Service fees - R-3	143	14	N/A
Service fees - R-4	108	8	N/A
Service fees - R-5	238	37	N/A
Shareholder reports - Class A	N/A	1	4
Shareholder reports - Class C	N/A	N/A	1
Shareholder reports - Class J	11	2	N/A
Shareholder reports - Institutional	11	7	2
Shareholder reports - R-6	–	1	N/A
Transfer agent fees - Class A	N/A	12	74
Transfer agent fees - Class C	N/A	N/A	15
Transfer agent fees - Class J	83	17	N/A
Transfer agent fees - Institutional	139	89	13
Chief compliance officer fees	1	1	–
Custodian fees	6	32	–
Directors' expenses	10	8	3
Interest expense and fees	–	–	122
Professional fees	11	12	15
Other expenses	12	6	3
Total Gross Expenses	2,292	6,247	1,546
Less: Reimbursement from Manager	–	218	–
Less: Reimbursement from Manager - Class A	N/A	13	–
Less: Reimbursement from Manager - Class C	N/A	N/A	7
Less: Reimbursement from Manager - Institutional	–	76	14
Less: Reimbursement from Distributor - Class J	27	3	N/A
Total Net Expenses	2,265	5,937	1,525
Net Investment Income (Loss)	6,455	3,034	6,758

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	102,941	53,315	(951)
Futures contracts	(230)	3,585	–
Net change in unrealized appreciation/depreciation of:
Investments	(52,692)	(49,772)	(6,525)
Futures contracts	(350)	(2,482)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	49,669	4,646	(7,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,124	$7,680	$(718)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							California Municipal Fund

							Period Ended	Year Ended
							April 30, 2018	October 31, 2017
Operations
Net investment income (loss)							$7,271	$14,143
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(3,179)	(3,727)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(7,865)	(5,194)
			Net Increase (Decrease) in Net Assets Resulting from Operations				(3,773)	5,222

Dividends and Distributions to Shareholders
From net investment income							(6,602)	(13,050)
						Total Dividends and Distributions	(6,602)	(13,050)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(9,325)	(32,462)
						Total Increase (Decrease) in Net Assets	(19,700)	(40,290)

Net Assets
Beginning of period							422,160	462,450
End of period (including undistributed net investment income as set forth below)							$402,460	$422,160
Undistributed (overdistributed) net investment income (loss)							$2,452	$1,783

	Class A		Class C		Class P(a)	Institutional
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$41,156		$3,011		N/A	$27,090
Reinvested	4,186		386		N/A	1,163
Redeemed	(50,141)		(6,102)		N/A	(30,074)
Net Increase (Decrease)	$(4,799	) $	(2,705)		N/A	$(1,821)
Shares:
Sold	3,923		289		N/A	2,581
Reinvested	402		37		N/A	112
Redeemed	(4,803)		(584)		N/A	(2,888)
Net Increase (Decrease)	(478)		(258)		N/A	(195)
Year Ended October 31, 2017
Dollars:
Sold	$97,381		$7,451		$23,651	$98,254
Reinvested	8,680		892		731	901
Redeemed	(142,853)		(16,704)		(96,861)	(13,985)
Net Increase (Decrease)	$(36,792	) $	(8,361	) $	(72,479)	$85,170
Shares:
Sold	9,373		713		2,295	9,314
Reinvested	835		86		71	86
Redeemed	(13,787)		(1,611)		(9,278)	(1,333)
Net Increase (Decrease)	(3,579)		(812)		(6,912)	8,067

Distributions:
Period Ended April 30, 2018
From net investment income $	(4,586	) $	(438)		N/A	$(1,578)
From net realized gain on
investments	–		–		N/A	–
Total Dividends and Distributions $	(4,586	) $	(438)		N/A	$(1,578)
Year Ended October 31, 2017
From net investment income $	(9,544	) $	(1,004	) $	(1,320)	$(1,182)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(9,544	) $	(1,004	) $	(1,320)	$(1,182)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														Core Plus Bond Fund

													Period Ended		Year Ended
													April 30, 2018		October 31, 2017
Operations
Net investment income (loss)													$	52,447	$108,070
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														(9,141)	4,683
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(106,592)	(29,469)
			Net Increase (Decrease) in Net Assets Resulting from Operations											(63,286)	83,284

Dividends and Distributions to Shareholders
From net investment income														(54,547)	(109,280)
							Total Dividends and Distributions							(54,547)	(109,280)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(238,977)	(419,269)
						Total Increase (Decrease) in Net Assets								(356,810)	(445,265)

Net Assets
Beginning of period														3,570,388	4,015,653
End of period (including undistributed net investment income as set forth below)														$3,213,578	$3,570,388
Undistributed (overdistributed) net investment income (loss)													$	6,931	$9,031

	Class A	Class C			Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$3,366		$681		$3,834	$199,225	$718		$413		$2,107		$2,321	$4,277
Reinvested	1,166		76		2,048	49,835	56		66		260		204	755
Redeemed	(7,852)		(1,184)		(10,446)	(468,305)	(1,068)		(2,350)		(4,070)		(4,050)	(11,060)
Net Increase (Decrease)	$(3,320	) $	(427	) $	(4,564)	$ (219,245)	$(294	) $	(1,871	) $	(1,703	) $	(1,525)	$(6,028)
Shares:
Sold	310		63		351	18,274	67		39		195		212	396
Reinvested	108		7		188	4,615	5		6		24		19	70
Redeemed	(725)		(110)		(959)	(43,179)	(99)		(219)		(376)		(369)	(1,025)
Net Increase (Decrease)	(307)		(40)		(420)	(20,290)	(27)		(174)		(157)		(138)	(559)
Year Ended October 31, 2017
Dollars:
Sold	$8,744		$1,264		$9,284	$346,505	$1,049		$1,300		$4,318		$5,012	$12,083
Reinvested	2,250		138		3,882	100,035	106		182		535		444	1,556
Redeemed	(15,504)		(1,983)		(21,617)	(833,666)	(1,509)		(5,387)		(10,096)		(11,084)	(17,110)
Net Increase (Decrease)	$(4,510	) $	(581	) $	(8,451)	$ (387,126)	$(354	) $	(3,905	) $	(5,243	) $	(5,628)	$(3,471)
Shares:
Sold	802		116		847	31,833	96		120		399		454	1,116
Reinvested	206		13		353	9,177	10		17		49		40	143
Redeemed	(1,423)		(183)		(1,973)	(76,555)	(139)		(500)		(936)		(1,007)	(1,578)
Net Increase (Decrease)	(415)		(54)		(773)	(35,545)	(33)		(363)		(488)		(513)	(319)

Distributions:
Period Ended April 30, 2018
From net investment income $	(1,225	) $	(81	) $	(2,063)	$(49,835)	$(56	) $	(66	) $	(261	) $	(204)	$(756)
From net realized gain on
investments	–		–		–	–	–		–		–		–	–
Total Dividends and Distributions $	(1,225	) $	(81	) $	(2,063)	$(49,835)	$(56	) $	(66	) $	(261	) $	(204)	$(756)
Year Ended October 31, 2017
From net investment income $	(2,368	) $	(149	) $	(3,905)	$ (100,035)	$(106	) $	(182	) $	(535	) $	(444)	$(1,556)
From net realized gain on
investments	–		–		–	–	–		–		–		–	–
Total Dividends and Distributions $	(2,368	) $	(149	) $	(3,905)	$ (100,035)	$(106	) $	(182	) $	(535	) $	(444)	$(1,556)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Diversified International Fund

												Period Ended				Year Ended
												April 30, 2018				October 31, 2017
Operations
Net investment income (loss)												$107,600				$133,787
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												410,901				223,354
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(273,830)				1,867,353
			Net Increase (Decrease) in Net Assets Resulting from Operations									244,671				2,224,494

Dividends and Distributions to Shareholders
From net investment income												(217,968)				(131,799)
							Total Dividends and Distributions					(217,968)				(131,799)

Capital Share Transactions
Net increase (decrease) in capital share transactions												488,552				2,016,797
						Total Increase (Decrease) in Net Assets						515,255				4,109,492

Net Assets
Beginning of period												12,101,557				7,992,065
End of period (including undistributed net investment income as set forth below)												$12,616,812				$12,101,557
Undistributed (overdistributed) net investment income (loss)														$(8,110)		$102,258

	Class A		Class C	Class J		Class P(a)	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$12,350		$3,597	$7,319		N/A	$969,974	$379		$619		$1,356		$4,741		$5,268
Reinvested	3,063		111	2,918		N/A	209,591	44		69		310		581		870
Redeemed	(17,243)		(1,402)	(13,272)		N/A	(674,018)	(1,002)		(2,448)		(4,559)		(10,400)		(10,264)
Net Increase (Decrease)	$(1,830	) $	2,306	$(3,035)		N/A	$505,547	$(579	) $	(1,760	) $	(2,893	) $	(5,078	) $	(4,126)
Shares:
Sold	876		253	523		N/A	68,830	27		43		97		333		369
Reinvested	219		8	212		N/A	15,111	3		5		22		41		62
Redeemed	(1,222)		(99)	(951)		N/A	(48,133)	(72)		(172)		(326)		(725)		(725)
Net Increase (Decrease)	(127)		162	(216)		N/A	35,808	(42)		(124)		(207)		(351)		(294)
Year Ended October 31, 2017
Dollars:
Sold	$22,776		$3,182	$12,237		$3,814	$3,138,927	$617		$1,581		$3,162		$8,174		$10,599
Reinvested	2,145		41	2,137		102	125,430	30		47		271		436		860
Redeemed	(39,036)		(3,442)	(22,460)		(11,566)	(1,193,749)	(1,213)		(1,715)		(9,521)		(11,377)		(25,692)
Net Increase (Decrease)	$(14,115	) $	(219)	$(8,086	) $	(7,650)	$ 2,070,608	$(566	) $	(87	) $	(6,088	) $	(2,767	) $	(14,233)
Shares:
Sold	1,800		255	989		332	254,309	50		132		255		665		863
Reinvested	195		4	197		9	11,476	3		4		25		39		78
Redeemed	(3,161)		(282)	(1,874)		(923)	(98,322)	(101)		(143)		(797)		(939)		(2,042)
Net Increase (Decrease)	(1,166)		(23)	(688)		(582)	167,463	(48)		(7)		(517)		(235)		(1,101)

Distributions:
Period Ended April 30, 2018
From net investment income $	(3,447	) $	(115)	$(2,920)		N/A	$(209,607)	$(44	) $	(74	) $	(310	) $	(581	) $	(870)
From net realized gain on
investments	–		–	–		N/A	–	–		–		–		–		–
Total Dividends and Distributions $	(3,447	) $	(115)	$(2,920)		N/A	$(209,607)	$(44	) $	(74	) $	(310	) $	(581	) $	(870)
Year Ended October 31, 2017
From net investment income $	(2,437	) $	(42)	$(2,139	) $	(106)	$ (125,430)	$(30	) $	(48	) $	(271	) $	(436	) $	(860)
From net realized gain on
investments	–		–	–		–	–	–		–		–		–		–
Total Dividends and Distributions $	(2,437	) $	(42)	$(2,139	) $	(106)	$ (125,430)	$(30	) $	(48	) $	(271	) $	(436	) $	(860)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Equity Income Fund

											Period Ended		Year Ended
											April 30, 2018		October 31, 2017
Operations
Net investment income (loss)											$	77,557	$130,298
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												143,177	334,023
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(23,616)	758,802
		Net Increase (Decrease) in Net Assets Resulting from Operations										197,118	1,223,123

Dividends and Distributions to Shareholders
From net investment income												(63,376)	(110,119)
From net realized gain on investments												(321,006)	(109,330)
						Total Dividends and Distributions						(384,382)	(219,449)

Capital Share Transactions
Net increase (decrease) in capital share transactions												258,193	166,278
					Total Increase (Decrease) in Net Assets							70,929	1,169,952

Net Assets
Beginning of period												6,559,885	5,389,933
End of period (including undistributed net investment income as set forth below)												$6,630,814	$6,559,885
Undistributed (overdistributed) net investment income (loss)											$	59,771	$46,235

	Class A	Class C		Class P(a)	Institutional	R-1	R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$37,203	$9,694		N/A	$623,290	$220	$341		$1,811		$2,768	$5,776
Reinvested	51,521	9,512		N/A	306,923	138	155		2,598		2,299	7,110
Redeemed	(85,975)	(21,945)		N/A	(660,000)	(156)	(743)		(12,610)		(6,903)	(14,834)
Net Increase (Decrease)	$2,749	$(2,739)		N/A	$270,213	$202	$(247	) $	(8,201	) $	(1,836)	$(1,948)
Shares:
Sold	1,175	315		N/A	19,549	7	11		57		88	183
Reinvested	1,641	311		N/A	9,760	4	5		83		73	226
Redeemed	(2,728)	(713)		N/A	(20,924)	(5)	(24)		(399)		(217)	(470)
Net Increase (Decrease)	88	(87)		N/A	8,385	6	(8)		(259)		(56)	(61)
Year Ended October 31, 2017
Dollars:
Sold	$83,585	$22,941		$44,594	$1,282,487	$591	$854		$4,842		$6,602	$23,806
Reinvested	30,776	4,818		4,334	169,598	67	102		1,843		1,619	3,799
Redeemed	(199,199)	(50,892)		(196,737)	(1,007,700)	(478)	(2,337)		(23,743)		(20,693)	(19,201)
Net Increase (Decrease)	$(84,838)	$(23,133)		$ (147,809)	$ 444,385	$180	$(1,381	) $	(17,058	) $	(12,472)	$8,404
Shares:
Sold	2,869	813		1,558	43,933	22	30		169		231	806
Reinvested	1,077	174		153	5,916	2	4		65		57	132
Redeemed	(6,830)	(1,780)		(6,647)	(34,562)	(17)	(81)		(824)		(707)	(651)
Net Increase (Decrease)	(2,884)	(793)		(4,936)	15,287	7	(47)		(590)		(419)	287

Distributions:
Period Ended April 30, 2018
From net investment income $	(7,687)	$(830)		N/A	$(53,111)	$(15)	$(25	) $	(312	) $	(322)	$(1,074)
From net realized gain on
investments	(45,959)	(9,235)		N/A	(255,174)	(123)	(213)		(2,288)		(1,977)	(6,037)
Total Dividends and Distributions $	(53,646)	$(10,065)		N/A	$(308,285)	$(138)	$(238	) $	(2,600	) $	(2,299)	$(7,111)
Year Ended October 31, 2017
From net investment income $	(14,797)	$(1,743	) $	(2,209)	$ (87,941)	$(26)	$(56	) $	(760	) $	(693)	$(1,894)
From net realized gain on
investments	(17,193)	(3,625)		(2,681)	(81,784)	(41)	(92)		(1,083)		(926)	(1,905)
Total Dividends and Distributions $	(31,990)	$(5,368	) $	(4,890)	$ (169,725)	$(67)	$(148	) $	(1,843	) $	(1,619)	$(3,799)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

					Finisterre Unconstrained Emerging Markets Bond Fund
Amounts in thousands

					Period Ended	Year Ended
					April 30, 2018	October 31, 2017
Operations
Net investment income (loss)					$492	$1,083
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					(2)	868
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(386)	285
			Net Increase (Decrease) in Net Assets Resulting from Operations		104	2,236

Dividends and Distributions to Shareholders
From net investment income					(481)	(1,169)
From net realized gain on investments					(777)	(266)
				Total Dividends and Distributions	(1,258)	(1,435)

Capital Share Transactions
Net increase (decrease) in capital share transactions					4,041	820
				Total Increase (Decrease) in Net Assets	2,887	1,621

Net Assets
Beginning of period					27,005	25,384
End of period (including undistributed net investment income as set forth below)					$29,892	$27,005
Undistributed (overdistributed) net investment income (loss)					$74	$63

	Class A	Class P(a)		Institutional
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$948		N/A	$2,206
Reinvested	25		N/A	1,233
Redeemed	(51)		N/A	(320)
Net Increase (Decrease)	$922		N/A	$3,119
Shares:
Sold	94		N/A	217
Reinvested	2		N/A	121
Redeemed	(5)		N/A	(31)
Net Increase (Decrease)	91		N/A	307
Year Ended October 31, 2017
Dollars:
Sold	$447		$145	$550
Reinvested	6		–	7
Redeemed	(76)		(247)	(12)
Net Increase (Decrease)	$377		$(102)	$545
Shares:
Sold	43		14	53
Reinvested	1		–	1
Redeemed	(7)		(24)	(1)
Net Increase (Decrease)	37		(10)	53

Distributions:
Period Ended April 30, 2018
From net investment income $	(10)		N/A	$(471)
From net realized gain on
investments	(15)		N/A	(762)
Total Dividends and Distributions $	(25)		N/A	$(1,233)
Year Ended October 31, 2017
From net investment income $	(11	) $	(3)	$(1,155)
From net realized gain on
investments	(1)		(1)	(264)
Total Dividends and Distributions $	(12	) $	(4)	$(1,419)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Diversified Income Fund

							Period Ended	Year Ended
							April 30, 2018	October 31, 2017
Operations
Net investment income (loss)							$273,914	$583,161
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							90,929	154,442
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(336,127)	223,728
		Net Increase (Decrease) in Net Assets Resulting from Operations					28,716	961,331

Dividends and Distributions to Shareholders
From net investment income							(278,402)	(595,621)
					Total Dividends and Distributions		(278,402)	(595,621)

Capital Share Transactions
Net increase (decrease) in capital share transactions							95,375	765,559
				Total Increase (Decrease) in Net Assets			(154,311)	1,131,269

Net Assets
Beginning of period							12,326,093	11,194,824
End of period (including undistributed net investment income as set forth below)							$12,171,782	$12,326,093
Undistributed (overdistributed) net investment income (loss)							$(20,022)	$(13,827)

	Class A	Class C	Class P(a)	Class T	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$190,789	$97,573	N/A	$–	$903,967	$228,793
Reinvested	37,651	34,432	N/A	–	117,233	56,505
Redeemed	(289,770)	(233,924)	N/A	–	(852,188)	(195,686)
Net Increase (Decrease)	$(61,330)	$ (101,919)	N/A	$–	$169,012	$89,612
Shares:
Sold	13,503	6,950	N/A	–	64,238	16,300
Reinvested	2,673	2,460	N/A	–	8,363	4,033
Redeemed	(20,532)	(16,708)	N/A	–	(60,749)	(13,932)
Net Increase (Decrease)	(4,356)	(7,298)	N/A	–	11,852	6,401
Year Ended October 31, 2017(b),(c)
Dollars:
Sold	$492,934	$276,656	$982,619	$25	$4,858,626	$ 2,381,121
Reinvested	90,315	81,966	80,258	–	224,084	41,981

Redeemed	(816,096)	(584,063)	(3,949,525)	(15)	(3,279,723)	(115,604)

Net Increase (Decrease)	$(232,847)	$ (225,441)	$(2,886,648)	$10	$1,802,987	$2,307,498
Shares:
Sold	35,538	20,057	71,749	2	349,190	170,848
Reinvested	6,550	5,984	5,900	–	16,298	3,000
Redeemed	(58,918)	(42,444)	(284,461)	(1)	(236,182)	(8,229)
Net Increase (Decrease)	(16,830)	(16,403)	(206,812)	1	129,306	165,619

Distributions:
Period Ended April 30, 2018
From net investment income	$ (41,459)	$ (40,570)	N/A	$–	$(139,868)	$(56,505)
From net realized gain on
investments	–	–	N/A	–	–	–
Total Dividends and Distributions	$ (41,459)	$ (40,570)	N/A	$–	$(139,868)	$(56,505)
Year Ended October 31, 2017(b),(c)
From net investment income	$ (100,901)	$ (101,542)	$ (108,950) $	–	$(242,247)	$(41,981)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions	$ (100,901)	$ (101,542)	$ (108,950) $	–	$(242,247)	$(41,981)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for Class T shares.
(c)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Global Real Estate Securities Fund

										Period Ended		Year Ended
										April 30, 2018		October 31, 2017
Operations
Net investment income (loss)											$30,285	$26,691
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											19,210	141,949
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											55,741	(41,704)
			Net Increase (Decrease) in Net Assets Resulting from Operations								105,236	126,936

Dividends and Distributions to Shareholders
From net investment income											(55,994)	(57,131)
From net realized gain on investments											(38,451)	(5,834)
							Total Dividends and Distributions				(94,445)	(62,965)

Capital Share Transactions
Net increase (decrease) in capital share transactions											515,866	(830,100)
						Total Increase (Decrease) in Net Assets					526,657	(766,129)

Net Assets
Beginning of period											2,341,338	3,107,467
End of period (including undistributed net investment income as set forth below)											$2,867,995	$2,341,338
Undistributed (overdistributed) net investment income (loss)											$(18,276)	$7,433

	Class A		Class C		Class P(a)	Institutional	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$25,808		$2,817		N/A	$622,350	$92	$8	$–	$74,325
Reinvested	3,318		1,291		N/A	61,796	7	2	–	20,036
Redeemed	(65,090)		(5,240)		N/A	(207,684)	(18)	(1)	–	(17,951)
Net Increase (Decrease)	$(35,964	) $	(1,132)		N/A	$476,462	$81	$9	$–	$76,410
Shares:
Sold	2,898		329		N/A	66,260	10	1	–	7,873
Reinvested	375		151		N/A	6,509	1	–	–	2,111
Redeemed	(7,259)		(619)		N/A	(22,081)	(2)	–	–	(1,907)
Net Increase (Decrease)	(3,986)		(139)		N/A	50,688	9	1	–	8,077
Year Ended October 31, 2017
Dollars:
Sold	$46,294		$3,498		$84,390	$1,347,534	$190	$32	$–	$486,941
Reinvested	3,871		1,078		6,355	43,357	1	1	–	1,070
Redeemed	(87,581)		(20,970)		(371,356)	(2,361,065)	(31)	(2)	–	(13,707)
Net Increase (Decrease)	$(37,416)		$ (16,394)		$ (280,611)	$ (970,174)	$160	$31	$–	$474,304
Shares:
Sold	5,498		428		9,564	145,824	21	3	–	52,490
Reinvested	482		140		742	5,026	–	–	–	113
Redeemed	(10,521)		(2,592)		(40,581)	(267,243)	(3)	–	–	(1,469)
Net Increase (Decrease)	(4,541)		(2,024)		(30,275)	(116,393)	18	3	–	51,134

Distributions:
Period Ended April 30, 2018
From net investment income $	(2,217	) $	(706)		N/A	$(41,078)	$(4)	$(1)	$–	$(11,988)
From net realized gain on
investments	(1,697)		(635)		N/A	(27,989)	(3)	(1)	–	(8,126)
Total Dividends and Distributions $	(3,914	) $	(1,341)		N/A	$(69,067)	$(7)	$(2)	$–	$(20,114)
Year Ended October 31, 2017
From net investment income $	(3,960	) $	(997	) $	(7,042)	$ (44,056)	$(1)	$(1)	$–	$(1,074)
From net realized gain on
investments	(464)		(145)		(759)	(4,463)	–	–	–	(3)
Total Dividends and Distributions $	(4,424	) $	(1,142	) $	(7,801)	$ (48,519)	$(1)	$(1)	$–	$(1,077)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

											Government & High
Amounts in thousands													Quality Bond Fund

											Period Ended				Year Ended
											April 30, 2018				October 31, 2017
Operations
Net investment income (loss)													$17,191				$45,990
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													(26,737)				(5,621)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(15,827)				(45,883)
		Net Increase (Decrease) in Net Assets Resulting from Operations											(25,373)				(5,514)

Dividends and Distributions to Shareholders
From net investment income													(21,340)				(55,320)
							Total Dividends and Distributions						(21,340)				(55,320)

Capital Share Transactions
Net increase (decrease) in capital share transactions													1,298				58,770
					Total Increase (Decrease) in Net Assets								(45,415)				(2,064)

Net Assets
Beginning of period											1,541,150				1,543,214
End of period (including undistributed net investment income as set forth below)											$1,495,735				$1,541,150
Undistributed (overdistributed) net investment income (loss)													$(9,954)				$(5,805)

	Class A	Class B	Class C		Class J		Class P(a)	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$12,211	N/A	$1,924		$5,653		N/A	$84,847	$252		$1,511		$1,538		$4,100		$4,434
Reinvested	3,283	N/A	406		1,454		N/A	15,087	26		23		144		196		256
Redeemed	(32,911)	N/A	(7,906)		(13,473)		N/A	(64,026)	(279)		(7,265)		(2,695)		(5,399)		(2,093)
Net Increase (Decrease)	$(17,417)	N/A	$(5,576	) $	(6,366)		N/A	$35,908	$(1	) $	(5,731	) $	(1,013	) $	(1,103	) $	2,597
Shares:
Sold	1,195	N/A	188		551		N/A	8,251	25		147		149		403		433
Reinvested	321	N/A	40		142		N/A	1,474	2		2		14		19		25
Redeemed	(3,219)	N/A	(773)		(1,311)		N/A	(6,258)	(27)		(703)		(261)		(528)		(203)
Net Increase (Decrease)	(1,703)	N/A	(545)		(618)		N/A	3,467	–		(554)		(98)		(106)		255
Year Ended October 31, 2017
Dollars:
Sold	$36,687	N/A	$7,163		$10,597		$7,734	$234,171	$516		$5,901		$5,538		$6,187		$3,758
Reinvested	9,705	N/A	1,409		4,303		423	36,349	70		101		426		531		771
Redeemed	(73,419)	N/A	(19,935)		(31,869)		(41,603)	(116,223)	(908)		(6,795)		(7,755)		(4,734)		(10,329)
Net Increase (Decrease)	$(27,027)	N/A	$(11,363)		$ (16,969)		$ (33,446)	$154,297	$(322	) $	(793	) $	(1,791	) $	1,984		$(5,800)
Shares:
Sold	3,474	N/A	680		1,002		729	22,198	49		558		525		584		356
Reinvested	923	N/A	134		408		40	3,454	7		10		40		50		73
Redeemed	(6,972)	N/A	(1,895)		(3,020)		(3,928)	(11,038)	(86)		(645)		(733)		(448)		(980)
Net Increase (Decrease)	(2,575)	N/A	(1,081)		(1,610)		(3,159)	14,614	(30)		(77)		(168)		186		(551)

Distributions:
Period Ended April 30, 2018
From net investment income $	(3,430)	N/A	$(419	) $	(1,467)		N/A	$(15,297)	$(26	) $	(104	) $	(145	) $	(196	) $	(256)
From net realized gain on
investments	–	N/A	–		–		N/A	–	–		–		–		–		–
Total Dividends and Distributions $	(3,430)	N/A	$(419	) $	(1,467)		N/A	$(15,297)	$(26	) $	(104	) $	(145	) $	(196	) $	(256)
Year Ended October 31, 2017
From net investment income $	(10,153)	N/A	$(1,456	) $	(4,352	) $	(535)	$(36,578)	$(70	) $	(445	) $	(428	) $	(531	) $	(772)
From net realized gain on
investments	–	N/A	–		–		–	–	–		–		–		–		–
Total Dividends and Distributions $	(10,153)	N/A	$(1,456	) $	(4,352	) $	(535)	$(36,578)	$(70	) $	(445	) $	(428	) $	(531	) $	(772)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.
	(unaudited)

		Government
		Money Market
Amounts in thousands		Fund
		Period Ended
		April 30, 2018(a)
Operations
Net investment income (loss)		$15,847
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		–
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		–
	Net Increase (Decrease) in Net Assets Resulting from Operations	15,847

Dividends and Distributions to Shareholders
From net investment income		(15,847)
	Total Dividends and Distributions	(15,847)

Capital Share Transactions
Net increase (decrease) in capital share transactions		3,536,422
	Total Increase (Decrease) in Net Assets	3,536,422

Net Assets
Beginning of period		–
End of period (including undistributed net investment income as set forth below)		$3,536,422
Undistributed (overdistributed) net investment income (loss)		$–

	Institutional
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$8,877,192
Redeemed	(5,340,770)
Net Increase (Decrease)	$3,536,422
Shares:
Sold	8,877,192
Redeemed	(5,340,770)
Net Increase (Decrease)	3,536,422

Distributions:
Period Ended April 30, 2018(a)
From net investment
income	$(15,847)
From net realized gain on
investments	–
Total Dividends and
Distributions	$(15,847)

(a)	Period from December 20, 2017, date operations commenced, through April 30, 2018.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								High Yield Fund

								Period Ended	Year Ended
								April 30, 2018	October 31, 2017
Operations
Net investment income (loss)								$90,429	$186,764
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								10,400	28,675
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(121,124)	116,735
			Net Increase (Decrease) in Net Assets Resulting from Operations					(20,295)	332,174

Dividends and Distributions to Shareholders
From net investment income								(92,060)	(183,860)
						Total Dividends and Distributions		(92,060)	(183,860)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(192,100)	(104,301)
					Total Increase (Decrease) in Net Assets			(304,455)	44,013

Net Assets
Beginning of period								3,604,573	3,560,560
End of period (including undistributed net investment income as set forth below)								$3,300,118	$3,604,573
Undistributed (overdistributed) net investment income (loss)								$(4,913)	$(3,282)

	Class A		Class C	Class P(a)	Class T	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$168,562		$6,740	N/A	$–	$389,773	$46,789
Reinvested	17,711		6,539	N/A	–	48,998	12,901
Redeemed	(281,595)		(43,866)	N/A	–	(531,868)	(32,784)
Net Increase (Decrease)	$(95,322)		$ (30,587)	N/A	$–	$(93,097)	$26,906
Shares:
Sold	22,731		894	N/A	–	52,569	6,332
Reinvested	2,384		872	N/A	–	6,642	1,751
Redeemed	(37,828)		(5,838)	N/A	–	(71,888)	(4,443)
Net Increase (Decrease)	(12,713)		(4,072)	N/A	–	(12,677)	3,640
Year Ended October 31, 2017(b),(c)
Dollars:
Sold	$429,573		$25,454	$ 205,022	$10	$1,439,130	$ 460,386
Reinvested	41,994		13,745	16,361	–	87,611	7,137
Redeemed	(592,150)		(97,586)	(768,144)	–	(1,349,167)	(23,677)
Net Increase (Decrease)	$(120,583	) $	(58,387)	$ (546,761)	$10	$177,574	$443,846
Shares:
Sold	58,044		3,403	27,706	1	195,111	62,147
Reinvested	5,652		1,832	2,213	–	11,863	957
Redeemed	(79,947)		(13,031)	(103,277)	–	(183,280)	(3,186)
Net Increase (Decrease)	(16,251)		(7,796)	(73,358)	1	23,694	59,918

Distributions:
Period Ended April 30, 2018
From net investment income	$ (19,529) $		(7,092)	N/A	$–	$(52,531)	$(12,908)
From net realized gain on
investments	–		–	N/A	–	–	–
Total Dividends and Distributions	$ (19,529) $		(7,092)	N/A	$–	$(52,531)	$(12,908)
Year Ended October 31, 2017(b),(c)
From net investment income	$ (46,104)		$ (15,492)	$ (20,903) $	–	$(94,224)	$(7,137)
From net realized gain on
investments	–		–	–	–	–	–
Total Dividends and Distributions	$ (46,104)		$ (15,492)	$ (20,903) $	–	$(94,224)	$(7,137)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.
(c)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for Class T shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			High Yield Fund I

			Period Ended	Year Ended
			April 30, 2018	October 31, 2017
Operations
Net investment income (loss)			$33,625	$56,975
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(5,630)	20,522
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(29,228)	(1,727)
		Net Increase (Decrease) in Net Assets Resulting from Operations	(1,233)	75,770

Dividends and Distributions to Shareholders
From net investment income			(34,228)	(56,387)
		Total Dividends and Distributions	(34,228)	(56,387)

Capital Share Transactions
Net increase (decrease) in capital share transactions			(13,773)	180,080
		Total Increase (Decrease) in Net Assets	(49,234)	199,463

Net Assets
Beginning of period			1,163,812	964,349
End of period (including undistributed net investment income as set forth below)			$1,114,578	$1,163,812
Undistributed (overdistributed) net investment income (loss)			$33	$636

	Class A	Institutional
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$2,567	$130,607
Reinvested	188	34,007
Redeemed	(1,620)	(179,522)
Net Increase (Decrease)	$1,135	$(14,908)
Shares:
Sold	260	13,264
Reinvested	19	3,472
Redeemed	(164)	(18,294)
Net Increase (Decrease)	115	(1,558)
Year Ended October 31, 2017
Dollars:
Sold	$3,127	$418,688
Reinvested	274	55,746
Redeemed	(2,891)	(294,864)
Net Increase (Decrease)	$510	$179,570
Shares:
Sold	317	42,597
Reinvested	27	5,612
Redeemed	(292)	(29,903)
Net Increase (Decrease)	52	18,306

Distributions:
Period Ended April 30, 2018
From net investment income$	(188)	$ (34,040)
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(188)	$ (34,040)
Year Ended October 31, 2017
From net investment income$	(276)	$ (56,111)
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(276)	$ (56,111)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Income Fund

												Period Ended		Year Ended
												April 30, 2018		October 31, 2017
Operations
Net investment income (loss)													$49,411		$96,205
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													1,616		(6,208)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(82,531)		(9,668)
			Net Increase (Decrease) in Net Assets Resulting from Operations										(31,504)		80,329

Dividends and Distributions to Shareholders
From net investment income													(53,544)	(104,840)
								Total Dividends and Distributions					(53,544)	(104,840)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(12,844)		(22,556)
							Total Increase (Decrease) in Net Assets						(97,892)		(47,067)

Net Assets
Beginning of period												3,249,832		3,296,899
End of period (including undistributed net investment income as set forth below)												$3,151,940		$3,249,832
Undistributed (overdistributed) net investment income (loss)													$(18,556)		$(14,423)

	Class A		Class C		Class J		Class P(a)	Institutional	R-1	R-2		R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$24,324		$4,113		$7,795		N/A	$78,460	$771	$193		$2,327	$3,254	$5,868	$102,657
Reinvested	3,550		624		1,432		N/A	6,831	238	25		405	421	766	38,854
Redeemed	(36,318)		(8,182)		(13,462)		N/A	(51,866)	(1,993)	(261)		(4,007)	(5,947)	(6,135)	(167,581)
Net Increase (Decrease)	$(8,444	) $	(3,445	) $	(4,235)		N/A	$33,425	$(984)	$(43	) $	(1,275)	$(2,272)	$499	$(26,070)
Shares:
Sold	2,571		433		822		N/A	8,287	80	21		244	342	617	10,769
Reinvested	376		66		152		N/A	722	25	3		43	44	81	4,111
Redeemed	(3,846)		(862)		(1,420)		N/A	(5,469)	(211)	(28)		(421)	(625)	(645)	(17,795)
Net Increase (Decrease)	(899)		(363)		(446)		N/A	3,540	(106)	(4)		(134)	(239)	53	(2,915)
Year Ended October 31, 2017
Dollars:
Sold	$49,094		$11,274		$17,305		$17,916	$291,472	$3,856	$718		$6,483	$6,557	$9,183	$2,331,040
Reinvested	7,155		1,281		2,954		416	57,510	484	55		840	849	1,518	25,841
Redeemed	(72,392)		(16,627)		(23,935)		(42,370)	(2,606,507)	(4,075)	(1,167)		(9,879)	(5,003)	(12,106)	(72,296)
Net Increase (Decrease)	$(16,143	) $	(4,072	) $	(3,676)		$ (24,038)	$ (2,257,525)	$265	$(394	) $	(2,556)	$2,403	$(1,405)	$ 2,284,585
Shares:
Sold	5,162		1,179		1,815		1,883	30,513	406	75		678	687	964	243,150
Reinvested	752		134		310		44	6,042	51	6		88	89	159	2,695
Redeemed	(7,626)		(1,738)		(2,514)		(4,423)	(271,840)	(427)	(123)		(1,035)	(524)	(1,268)	(7,552)
Net Increase (Decrease)	(1,712)		(425)		(389)		(2,496)	(235,285)	30	(42)		(269)	252	(145)	238,293

Distributions:
Period Ended April 30, 2018
From net investment income $	(3,733	) $	(651	) $	(1,450)		N/A	$(6,990)	$(238)	$(36	) $	(405)	$(421)	$(766)	$ (38,854)
From net realized gain on
investments	–		–		–		N/A	–	–	–		–	–	–	–
Total Dividends and Distributions $	(3,733	) $	(651	) $	(1,450)		N/A	$(6,990)	$(238)	$(36	) $	(405)	$(421)	$(766)	$ (38,854)
Year Ended October 31, 2017
From net investment income $	(7,546	) $	(1,357	) $	(2,989	) $	(581)	$(62,763)	$(484)	$(72	) $	(840)	$(849)	$(1,518)	$(25,841)
From net realized gain on
investments	–		–		–		–	–	–	–		–	–	–	–
Total Dividends and Distributions $	(7,546	) $	(1,357	) $	(2,989	) $	(581)	$(62,763)	$(484)	$(72	) $	(840)	$(849)	$(1,518)	$(25,841)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Inflation Protection Fund

									Period Ended		Year Ended
									April 30, 2018		October 31, 2017
Operations
Net investment income (loss)									$	19,798	$28,360
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										2,227	1,269
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(13,482)	(39,744)
			Net Increase (Decrease) in Net Assets Resulting from Operations							8,543	(10,115)

Dividends and Distributions to Shareholders
From net investment income										(31,991)	(12,976)
						Total Dividends and Distributions				(31,991)	(12,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions										35,124	(222,835)
					Total Increase (Decrease) in Net Assets					11,676	(245,926)

Net Assets
Beginning of period										1,563,089	1,809,015
End of period (including undistributed net investment income as set forth below)										$1,574,765	$1,563,089
Undistributed (overdistributed) net investment income (loss)									$	10,890	$23,083

	Class A		Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$1,193		$763	$875	$150,123	$134	$290	$1,279	$302	$733
Reinvested	201		51	135	31,288	19	10	112	42	71
Redeemed	(2,161)		(791)	(1,161)	(146,210)	(36)	(147)	(682)	(818)	(491)
Net Increase (Decrease)	$(767	) $	23	$(151)	$35,201	$117	$153	$709	$(474)	$313
Shares:
Sold	144		97	108	17,605	17	36	157	37	87
Reinvested	24		6	16	3,681	2	1	14	5	9
Redeemed	(259)		(99)	(142)	(17,177)	(4)	(18)	(83)	(100)	(59)
Net Increase (Decrease)	(91)		4	(18)	4,109	15	19	88	(58)	37
Year Ended October 31, 2017
Dollars:
Sold	$4,055		$806	$1,944	$309,365	$500	$302	$1,842	$760	$1,466
Reinvested	99		22	56	12,676	5	3	41	18	26
Redeemed	(6,093)		(1,319)	(2,215)	(542,131)	(483)	(148)	(1,548)	(1,026)	(1,858)
Net Increase (Decrease)	$(1,939	) $	(491)	$(215)	$ (220,090)	$22	$157	$335	$(248)	$(366)
Shares:
Sold	482		100	234	36,192	61	37	222	91	174
Reinvested	12		3	7	1,505	1	–	5	2	3
Redeemed	(723)		(163)	(269)	(63,208)	(60)	(18)	(187)	(123)	(220)
Net Increase (Decrease)	(229)		(60)	(28)	(25,511)	2	19	40	(30)	(43)

Distributions:
Period Ended April 30, 2018
From net investment income $	(219	) $	(54)	$(135)	$(31,325)	$(19)	$(14)	$(112)	$(42)	$(71)
From net realized gain on
investments	–		–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(219	) $	(54)	$(135)	$(31,325)	$(19)	$(14)	$(112)	$(42)	$(71)
Year Ended October 31, 2017
From net investment income $	(108	) $	(25)	$(56)	$(12,693)	$(5)	$(4)	$(41)	$(18)	$(26)
From net realized gain on
investments	–		–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(108	) $	(25)	$(56)	$(12,693)	$(5)	$(4)	$(41)	$(18)	$(26)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									International Emerging Markets Fund

									Period Ended			Year Ended
									April 30, 2018			October 31, 2017
Operations
Net investment income (loss)											$1,579			$9,718
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											91,440	104,991
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(55,760)	109,430
		Net Increase (Decrease) in Net Assets Resulting from Operations									37,259	224,139

Dividends and Distributions to Shareholders
From net investment income											(11,083)			(11,228)
					Total Dividends and Distributions						(11,083)			(11,228)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(23,723)	(219,907)
				Total Increase (Decrease) in Net Assets							2,453			(6,996)

Net Assets
Beginning of period									978,574			985,570
End of period (including undistributed net investment income as set forth below)									$981,027			$978,574
Undistributed (overdistributed) net investment income (loss)											$(2,552)			$6,952

	Class A	Class C	Class J	Class P(a)	Institutional	R-1		R-2	R-3		R-4	R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$17,456	$3,162	$14,764	N/A	$16,539	$331		$424	$1,411		$1,526	$4,406		$47,759
Reinvested	894	4	1,349	N/A	1,095	14		23	85		106	191		7,308
Redeemed	(11,747)	(1,477)	(16,914)	N/A	(19,034)	(538)		(2,120)	(2,339)		(2,426)	(6,498)		(79,477)
Net Increase (Decrease)	$6,603	$1,689	$(801)	N/A	$(1,400)	$(193	) $	(1,673)	$(843	) $	(794)	$(1,901)		$ (24,410)
Shares:
Sold	565	107	494	N/A	540	11		14	46		50	144		1,582
Reinvested	30	–	47	N/A	37	–		1	3		3	6		249
Redeemed	(383)	(51)	(576)	N/A	(643)	(18)		(69)	(78)		(81)	(213)		(2,635)
Net Increase (Decrease)	212	56	(35)	N/A	(66)	(7)		(54)	(29)		(28)	(63)		(804)
Year Ended October 31, 2017(b)
Dollars:
Sold	$21,898	$2,792	$21,153	$757	$103,929	$629		$1,052	$2,574		$4,489	$6,446		$ 549,733
Reinvested	658	–	1,000	16	9,164	11		21	79		84	180		–
Redeemed	(22,857)	(1,655)	(17,262)	(2,480)	(850,306)	(897)		(735)	(4,132)		(3,023)	(11,153)		(32,072)
Net Increase (Decrease)	$(301)	$1,137	$4,891	$(1,707)	$ (737,213)	$ (257	) $	338	$(1,479	) $	1,550	$(4,527)		$ 517,661
Shares:
Sold	882	117	862	32	4,386	26		42	104		188	259		21,506
Reinvested	31	–	49	1	437	1		1	4		4	8		–
Redeemed	(928)	(69)	(718)	(100)	(34,930)	(38)		(31)	(169)		(127)	(465)		(1,170)
Net Increase (Decrease)	(15)	48	193	(67)	(30,107)	(11)		12	(61)		65	(198)		20,336

Distributions:
Period Ended April 30, 2018
From net investment income $	(906)	$(4)	$(1,349)	N/A	$(1,096)	$(14	) $	(24)	$(85	) $	(106)	$(191	) $	(7,308)
From net realized gain on
investments	–	–	–	N/A	–	–		–	–		–	–		–
Total Dividends and Distributions $	(906)	$(4)	$(1,349)	N/A	$(1,096)	$(14	) $	(24)	$(85	) $	(106)	$(191	) $	(7,308)
Year Ended October 31, 2017(b)
From net investment income $	(668)	$–	$(1,001)	$(17)	$(9,167)	$(11	) $	(21)	$(79	) $	(84)	$(180	) $	–
From net realized gain on
investments	–	–	–	–	–	–		–	–		–	–		–
Total Dividends and Distributions $	(668)	$–	$(1,001)	$(17)	$(9,167)	$(11	) $	(21)	$(79	) $	(84)	$(180	) $	–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												International Fund I

										Period Ended			Year Ended
										April 30, 2018			October 31, 2017
Operations
Net investment income (loss)										$		2,043	$4,725
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												24,381	28,199
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(13,016)	69,421
		Net Increase (Decrease) in Net Assets Resulting from Operations										13,408	102,345

Dividends and Distributions to Shareholders
From net investment income												(4,941)	(3,700)
					Total Dividends and Distributions							(4,941)	(3,700)

Capital Share Transactions
Net increase (decrease) in capital share transactions												36,906	(35,354)
				Total Increase (Decrease) in Net Assets								45,373	63,291

Net Assets
Beginning of period											451,827		388,536
End of period (including undistributed net investment income as set forth below)											$497,200		$451,827
Undistributed (overdistributed) net investment income (loss)										$		1,418	$4,316

	Class A	Class P(a)	Institutional	R-1	R-2	R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$3,885	N/A	$88,400	$273	$282	$471		$274		$597		$11,442
Reinvested	50	N/A	1,280	9	13	34		31		47		3,475
Redeemed	(583)	N/A	(14,306)	(328)	(1,939)	(935)		(739)		(1,208)		(53,619)
Net Increase (Decrease)	$3,352	N/A	$75,374	$(46)	$(1,644)	$(430	) $	(434	) $	(564)		$ (38,702)
Shares:
Sold	225	N/A	5,089	16	16	27		16		34		658
Reinvested	3	N/A	75	–	1	2		2		3		204
Redeemed	(34)	N/A	(829)	(19)	(111)	(53)		(42)		(70)		(3,041)
Net Increase (Decrease)	194	N/A	4,335	(3)	(94)	(24)		(24)		(33)		(2,179)
Year Ended October 31, 2017(b)
Dollars:
Sold	$2,716	$5,588	$96,663	$389	$1,954	$1,293		$969		$1,882	$284,738
Reinvested	18	675	2,925	–	8	25		17		32		–
Redeemed	(1,151)	(81,472)	(337,493)	(1,081)	(1,200)	(2,338)		(1,164)		(1,440)		(7,907)
Net Increase (Decrease)	$1,583	$(75,209)	$ (237,905)	$(692)	$762	$(1,020	) $	(178	) $	474	$276,831
Shares:
Sold	189	425	6,560	28	135	91		67		139		19,255
Reinvested	1	55	236	–	1	2		1		3		–
Redeemed	(83)	(5,819)	(22,906)	(78)	(83)	(161)		(85)		(103)		(502)
Net Increase (Decrease)	107	(5,339)	(16,110)	(50)	53	(68)		(17)		39		18,753

Distributions:
Period Ended April 30, 2018
From net investment income $	(50)	N/A	$(1,280)	$(9)	$(15)	$(34	) $	(31	) $	(47	) $	(3,475)
From net realized gain on
investments	–	N/A	–	–	–	–		–		–		–
Total Dividends and Distributions $	(50)	N/A	$(1,280)	$(9)	$(15)	$(34	) $	(31	) $	(47	) $	(3,475)
Year Ended October 31, 2017(b)
From net investment income $	(18)	$(675)	$(2,925)	$–	$(8)	$(25	) $	(17	) $	(32	) $	–
From net realized gain on
investments	–	–	–	–	–	–		–		–		–
Total Dividends and Distributions $	(18)	$(675)	$(2,925)	$–	$(8)	$(25	) $	(17	) $	(32	) $	–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															LargeCap Growth Fund

															Period Ended				Year Ended
															April 30, 2018				October 31, 2017
Operations
Net investment income (loss)																	$(910)			$3,759
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															253,224					366,773
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(173,455)					(3,106)
				Net Increase (Decrease) in Net Assets Resulting from Operations													78,859			367,426

Dividends and Distributions to Shareholders
From net investment income																	(554)			(8,491)
From net realized gain on investments															(159,361)					(237,379)
									Total Dividends and Distributions						(159,915)					(245,870)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(508,154)					(946,811)
								Total Increase (Decrease) in Net Assets							(589,210)					(825,255)

Net Assets
Beginning of period															1,217,012					2,042,267
End of period (including undistributed net investment income as set forth below)															$627,802					$1,217,012
Undistributed (overdistributed) net investment income (loss)																	$(1,632)			$(168)

	Class A			Class C		Class J		Class P(a)	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$9,625			$2,208		$13,880		N/A	$65,305		$412		$379		$1,032		$1,298		$3,853
Reinvested	61,735			2,836		12,970		N/A	70,789		788		240		1,666		1,260		6,412
Redeemed	(23,395)			(2,369)		(9,337)		N/A	(713,393)		(782)		(357)		(2,589)		(4,574)		(8,046)
Net Increase (Decrease)	$47,965			$2,675		$17,513		N/A	$(577,299)		$418		$262		$109		$(2,016	) $	2,219
Shares:
Sold	992			266		1,553		N/A	5,849		46		40		96		122		375
Reinvested	6,829			367		1,557		N/A	7,359		93		28		169		128		660
Redeemed	(2,395)			(283)		(1,048)		N/A	(67,815)		(86)		(38)		(240)		(420)		(741)
Net Increase (Decrease)	5,426			350		2,062		N/A	(54,607)		53		30		25		(170)		294
Year Ended October 31, 2017
Dollars:
Sold	$12,747			$1,985		$10,308		$3,377	$50,288		$495		$343		$1,897		$3,267		$6,147
Reinvested	42,690			1,924		8,107		955	181,107		587		215		1,702		1,173		6,519
Redeemed	(48,268)			(4,960)		(11,826)		(13,560)	(1,164,903)		(1,290)		(1,279)		(8,045)		(5,052)		(23,461)
Net Increase (Decrease)	$7,169			$(1,051	) $	6,589		$(9,228)	$ (933,508)		$(208	) $	(721	) $	(4,446	) $	(612) $ (10,795)
Shares:
Sold	1,387			247		1,193		363	5,140		57		40		191		322		632
Reinvested	5,212			265		1,060		112	20,995		76		27		193		133		749
Redeemed	(5,314)			(619)		(1,386)		(1,391)	(121,693)		(157)		(142)		(831)		(529)		(2,404)
Net Increase (Decrease)	1,285			(107)		867		(916)	(95,558)		(24)		(75)		(447)		(74)		(1,023)

Distributions:
Period Ended April 30, 2018
From net investment income $	–	$		– $		–		N/A	$(554)	$	– $		– $		– $		– $		–
From net realized gain on
investments	(62,604)			(2,951)		(12,987)		N/A	(70,421)		(788)		(272)		(1,666)		(1,260)		(6,412)
Total Dividends and Distributions	$ (62,604)			$(2,951)		$ (12,987)		N/A	$(70,975)		$(788	) $	(272	) $	(1,666	) $	(1,260	) $	(6,412)
Year Ended October 31, 2017
From net investment income $	(353)		$	– $		(187	) $	(27) $	(7,754)	$	– $		– $		– $		(12	) $	(158)
From net realized gain on
investments	(42,852)			(2,146)		(7,935)		(1,036)	(173,366)		(587)		(233)		(1,702)		(1,161)		(6,361)
Total Dividends and Distributions	$ (43,205)			$(2,146	) $	(8,122	) $	(1,063)	$ (181,120)		$(587	) $	(233	) $	(1,702	) $	(1,173	) $	(6,519)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													LargeCap Growth Fund I

													Period Ended			Year Ended
													April 30, 2018			October 31, 2017
Operations
Net investment income (loss)															$3,085	$10,765
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													622,620			874,497
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													120,709			1,048,083
			Net Increase (Decrease) in Net Assets Resulting from Operations										746,414			1,933,345

Dividends and Distributions to Shareholders
From net investment income													(13,170)			(5,087)
From net realized gain on investments													(522,813)			(292,430)
						Total Dividends and Distributions							(535,983)			(297,517)

Capital Share Transactions
Net increase (decrease) in capital share transactions													93,342			(882,928)
					Total Increase (Decrease) in Net Assets								303,773			752,900

Net Assets
Beginning of period													7,810,882			7,057,982
End of period (including undistributed net investment income as set forth below)													$8,114,655			$7,810,882
Undistributed (overdistributed) net investment income (loss)															$164	$10,392

	Class A		Class J	Class P(a)	Institutional		R-1		R-2		R-3		R-4		R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$7,375		$23,559	N/A	$143,518		$856		$1,325		$7,415		$13,857		$16,444	$408,360
Reinvested	1,637		11,384	N/A	144,101		516		740		7,922		5,508		20,828	342,856
Redeemed	(3,933)		(14,921)	N/A	(300,871)		(1,504)		(5,189)		(28,994)		(26,883)		(65,539)	(617,025)
Net Increase (Decrease)	$5,079		$20,022	N/A	$(13,252)		$(132	) $	(3,124)		$ (13,657) $		(7,518)		$ (28,267)	$ 134,191
Shares:
Sold	494		1,845	N/A	9,429		65		103		528		979		1,111	26,770
Reinvested	116		944	N/A	9,925		41		61		596		408		1,489	23,630
Redeemed	(268)		(1,182)	N/A	(19,795)		(113)		(395)		(2,098)		(1,883)		(4,484)	(40,564)
Net Increase (Decrease)	342		1,607	N/A	(441)		(7)		(231)		(974)		(496)		(1,884)	9,836
Year Ended October 31, 2017
Dollars:
Sold	$10,876		$19,751	$1,483	$561,391		$1,376		$1,593		$11,707		$12,605		$31,680	$5,081,047
Reinvested	640		5,528	54	269,194		301		620		5,313		3,420		11,828	300
Redeemed	(15,351)		(19,997)	(2,873)	(6,147,399)		(2,416)		(6,983)		(42,327)		(22,690)		(67,317)	(586,282)
Net Increase (Decrease)	$(3,835)		$5,282	$(1,336)	$ (5,316,814)		$(739	) $	(4,770	) $	(25,307	) $	(6,665	) $	(23,809)	$ 4,495,065
Shares:
Sold	851		1,774	113	44,705		121		144		970		1,041		2,485	370,241
Reinvested	56		558	5	22,913		29		61		489		311		1,040	26
Redeemed	(1,191)		(1,842)	(212)	(456,856)		(213)		(636)		(3,473)		(1,849)		(5,337)	(41,820)
Net Increase (Decrease)	(284)		490	(94)	(389,238)		(63)		(431)		(2,014)		(497)		(1,812)	328,447

Distributions:
Period Ended April 30, 2018
From net investment income $	–		$–	N/A	$(3,397)	$	– $		– $		– $		– $		–	$(9,773)
From net realized gain on
investments	(1,646)		(11,387)	N/A	(141,144)		(516)		(779)		(7,922)		(5,508)		(20,828)	(333,083)
Total Dividends and Distributions $	(1,646)		$(11,387)	N/A	$(144,541)		$(516	) $	(779	) $	(7,922	) $	(5,508	) $	(20,828)	$ (342,856)
Year Ended October 31, 2017
From net investment income $	–		$–	$–	$(5,081)	$	– $		– $		– $		– $		–	$(6)
From net realized gain on
investments	(930)		(5,528)	(55)	(264,113)		(301)		(648)		(5,313)		(3,420)		(11,828)	(294)
Total Dividends and Distributions $	(930	) $	(5,528)	$(55) $	(269,194)		$(301	) $	(648	) $	(5,313	) $	(3,420	) $	(11,828)	$(300)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											LargeCap S&P 500 Index Fund

											Period Ended		Year Ended
											April 30, 2018		October 31, 2017
Operations
Net investment income (loss)											$	45,606	$92,818
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												206,723	323,818
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(44,711)	680,271
		Net Increase (Decrease) in Net Assets Resulting from Operations										207,618	1,096,907

Dividends and Distributions to Shareholders
From net investment income												(91,830)	(94,362)
From net realized gain on investments												(286,029)	(64,057)
					Total Dividends and Distributions							(377,859)	(158,419)

Capital Share Transactions
Net increase (decrease) in capital share transactions												1,870	(394,530)
				Total Increase (Decrease) in Net Assets								(168,371)	543,958

Net Assets
Beginning of period												5,493,765	4,949,807
End of period (including undistributed net investment income as set forth below)												$5,325,394	$5,493,765
Undistributed (overdistributed) net investment income (loss)											$	23,740	$71,408

	Class A	Class C	Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$39,550	$7,040	$37,515	$363,989	$1,497		$1,600		$14,247		$19,999	$27,118
Reinvested	22,928	3,346	43,141	253,052	1,116		1,758		13,546		12,541	25,718
Redeemed	(33,429)	(6,204)	(54,045)	(610,341)	(5,205)		(10,657)		(46,536)		(50,316)	(71,098)
Net Increase (Decrease)	$29,049	$4,182	$26,611	$6,700	$(2,592	) $	(7,299)		$ (18,743)		$ (17,776)	$ (18,262)
Shares:
Sold	2,212	403	2,112	20,133	85		89		795		1,100	1,498
Reinvested	1,291	193	2,452	14,240	63		99		763		703	1,429
Redeemed	(1,870)	(356)	(3,046)	(34,308)	(293)		(584)		(2,588)		(2,808)	(3,949)
Net Increase (Decrease)	1,633	240	1,518	65	(145)		(396)		(1,030)		(1,005)	(1,022)
Year Ended October 31, 2017
Dollars:
Sold	$62,792	$13,513	$71,832	$543,172	$4,177		$5,769		$38,998		$43,505	$53,025
Reinvested	8,656	954	16,708	107,144	439		765		5,284		5,541	12,597
Redeemed	(64,326)	(7,831)	(83,840)	(933,910)	(7,003)		(11,214)		(53,515)		(78,524)	(149,238)
Net Increase (Decrease)	$7,122	$6,636	$4,700	$(283,594)	$(2,387	) $	(4,680	) $	(9,233)		$ (29,478)	$ (83,616)
Shares:
Sold	3,847	844	4,457	32,576	254		351		2,358		2,640	3,221
Reinvested	551	62	1,074	6,828	28		48		336		352	792
Redeemed	(3,883)	(483)	(5,137)	(56,717)	(420)		(669)		(3,255)		(4,723)	(8,909)
Net Increase (Decrease)	515	423	394	(17,313)	(138)		(270)		(561)		(1,731)	(4,896)

Distributions:
Period Ended April 30, 2018
From net investment income $	(5,254)	$(428)	$(10,089)	$ (64,624)	$(156	) $	(271	) $	(2,566	) $	(2,658)	$(5,784)
From net realized gain on
investments	(18,242)	(2,994)	(33,116)	(188,433)	(960)		(1,487)		(10,980)		(9,883)	(19,934)
Total Dividends and Distributions	$ (23,496)	$(3,422)	$(43,205)	$ (253,057)	$(1,116	) $	(1,758	) $	(13,546	) $	(12,541)	$(25,718)
Year Ended October 31, 2017
From net investment income $	(5,082)	$(433)	$(9,731)	$ (65,361)	$(202	) $	(374	) $	(2,785	) $	(3,106)	$(7,288)
From net realized gain on
investments	(3,821)	(568)	(6,992)	(41,783)	(237)		(391)		(2,499)		(2,457)	(5,309)
Total Dividends and Distributions $	(8,903)	$(1,001)	$(16,723)	$ (107,144)	$(439	) $	(765	) $	(5,284	) $	(5,563)	$(12,597)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													LargeCap Value Fund

													Period Ended				Year Ended
													April 30, 2018				October 31, 2017
Operations
Net investment income (loss)															$8,124		$36,833
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													234,285				245,268
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(173,546)				117,633
			Net Increase (Decrease) in Net Assets Resulting from Operations										68,863				399,734

Dividends and Distributions to Shareholders
From net investment income													(31,881)				(49,601)
From net realized gain on investments													(190,543)				(48,083)
								Total Dividends and Distributions					(222,424)				(97,684)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(1,269,570)				(926,701)
							Total Increase (Decrease) in Net Assets						(1,423,131)				(624,651)

Net Assets
Beginning of period													1,718,524				2,343,175
End of period (including undistributed net investment income as set forth below)													$295,393				$1,718,524
Undistributed (overdistributed) net investment income (loss)															$2,393		$26,414

	Class A		Class C		Class J		Class P(a)	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$3,246		$393		$3,132		N/A	$3,069	$70		$433		$413		$923		$464
Reinvested	42,082		1,507		15,337		N/A	159,876	272		170		808		255		821
Redeemed	(12,724)		(917)		(5,210)		N/A	(1,480,731)	(161)		(353)		(1,002)		(976)		(767)
Net Increase (Decrease)	$32,604		$983		$13,259		N/A	$(1,317,786)	$181		$250		$219		$202		$518
Shares:
Sold	286		35		277		N/A	256	6		39		37		85		38
Reinvested	3,770		140		1,407		N/A	14,324	25		15		73		23		73
Redeemed	(1,104)		(85)		(467)		N/A	(121,689)	(14)		(28)		(86)		(93)		(58)
Net Increase (Decrease)	2,952		90		1,217		N/A	(107,109)	17		26		24		15		53
Year Ended October 31, 2017
Dollars:
Sold	$4,935		$1,150		$4,908		$191	$70,602	$162		$479		$720		$551		$867
Reinvested	7,707		229		2,838		12	86,153	51		38		168		62		182
Redeemed	(25,510)		(1,272)		(11,421)		(467)	(1,064,614)	(529)		(823)		(1,236)		(1,174)		(1,660)
Net Increase (Decrease)	$(12,868	) $	107		$(3,675	) $	(264)	$ (907,859)	$(316	) $	(306	) $	(348	) $	(561	) $	(611)
Shares:
Sold	399		97		408		15	5,786	13		39		59		47		71
Reinvested	634		19		238		1	7,107	4		3		14		5		15
Redeemed	(2,065)		(105)		(951)		(38)	(85,871)	(43)		(66)		(101)		(97)		(132)
Net Increase (Decrease)	(1,032)		11		(305)		(22)	(72,978)	(26)		(24)		(28)		(45)		(46)

Distributions:
Period Ended April 30, 2018
From net investment income $	(5,663	) $	(159	) $	(2,125)		N/A	$(23,604)	$(31	) $	(52	) $	(101	) $	(34	) $	(112)
From net realized gain on
investments	(37,367)		(1,407)		(13,219)		N/A	(136,272)	(241)		(400)		(707)		(221)		(709)
Total Dividends and Distributions $	(43,030	) $	(1,566	) $	(15,344)		N/A	$(159,876)	$(272	) $	(452	) $	(808	) $	(255	) $	(821)
Year Ended October 31, 2017
From net investment income $	(3,644	) $	(81	) $	(1,370	) $	(6) $	(44,246)	$(20	) $	(40	) $	(76	) $	(29	) $	(89)
From net realized gain on
investments	(4,238)		(156)		(1,473)		(6)	(41,907)	(31)		(54)		(92)		(33)		(93)
Total Dividends and Distributions $	(7,882	) $	(237	) $	(2,843	) $	(12) $	(86,153)	$(51	) $	(94	) $	(168	) $	(62	) $	(182)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											LargeCap Value Fund III

											Period Ended	Year Ended
											April 30, 2018	October 31, 2017
Operations
Net investment income (loss)											$16,838	$29,261
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											82,085	139,628
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(19,527)	144,805
		Net Increase (Decrease) in Net Assets Resulting from Operations									79,396	313,694

Dividends and Distributions to Shareholders
From net investment income											(29,020)	(33,810)
From net realized gain on investments											(124,717)	(48,030)
						Total Dividends and Distributions					(153,737)	(81,840)

Capital Share Transactions
Net increase (decrease) in capital share transactions											303,913	(60,945)
				Total Increase (Decrease) in Net Assets							229,572	170,909

Net Assets
Beginning of period											1,905,702	1,734,793
End of period (including undistributed net investment income as set forth below)											$2,135,274	$1,905,702
Undistributed (overdistributed) net investment income (loss)											$9,287	$22,546

	Class J	Institutional	R-1	R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$1,348	$441,356	$446	$197		$818		$178		$2,287
Reinvested	4,913	146,919	260	171		554		345		566
Redeemed	(5,677)	(284,933)	(487)	(900)		(1,391)		(1,587)		(1,470)
Net Increase (Decrease)	$584	$303,342	$219	$(532	) $	(19	) $	(1,064	) $	1,383
Shares:
Sold	79	25,175	26	11		46		11		131
Reinvested	292	8,605	15	10		31		20		33
Redeemed	(336)	(16,719)	(28)	(50)		(76)		(92)		(85)
Net Increase (Decrease)	35	17,061	13	(29)		1		(61)		79
Year Ended October 31, 2017
Dollars:
Sold	$4,504	$287,641	$551	$485		$1,660		$1,066		$1,873
Reinvested	3,056	77,528	148	108		439		234		320
Redeemed	(10,146)	(419,534)	(876)	(1,174)		(5,757)		(1,754)		(1,317)
Net Increase (Decrease)	$(2,586)	$ (54,365)	$(177)	$(581	) $	(3,658	) $	(454	) $	876
Shares:
Sold	284	17,349	35	30		99		66		115
Reinvested	196	4,903	9	7		27		15		20
Redeemed	(636)	(25,895)	(55)	(74)		(338)		(109)		(80)
Net Increase (Decrease)	(156)	(3,643)	(11)	(37)		(212)		(28)		55

Distributions:
Period Ended April 30, 2018
From net investment income $	(750)	$(28,042)	$(19)	$(15	) $	(56	) $	(48	) $	(90)
From net realized gain on
investments	(4,171)	(118,877)	(241)	(157)		(498)		(297)		(476)
Total Dividends and Distributions $	(4,921)	$ (146,919)	$(260)	$(172	) $	(554	) $	(345	) $	(566)
Year Ended October 31, 2017
From net investment income $	(1,148)	$(32,240)	$(40)	$(31	) $	(144	) $	(84	) $	(123)
From net realized gain on
investments	(1,914)	(45,288)	(108)	(78)		(295)		(150)		(197)
Total Dividends and Distributions $	(3,062)	$(77,528)	$(148)	$(109	) $	(439	) $	(234	) $	(320)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Fund

												Period Ended			Year Ended
												April 30, 2018			October 31, 2017
Operations
Net investment income (loss)													$9,983			$15,092
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												434,974			673,233
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(271,630)			2,437,885
			Net Increase (Decrease) in Net Assets Resulting from Operations									173,327			3,126,210

Dividends and Distributions to Shareholders
From net investment income													(6,793)		(39,353)
From net realized gain on investments												(499,363)			(248,481)
							Total Dividends and Distributions					(506,156)			(287,834)

Capital Share Transactions
Net increase (decrease) in capital share transactions												472,686			905,985
						Total Increase (Decrease) in Net Assets						139,857			3,744,361

Net Assets
Beginning of period												15,245,120			11,500,759
End of period (including undistributed net investment income as set forth below)												$15,384,977			$15,245,120
Undistributed (overdistributed) net investment income (loss)													$15,580			$50,969

	Class A		Class C		Class J	Class P(a)	Institutional	R-1		R-2		R-3	R-4		R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$83,291		$4,309		$1,790	N/A	$1,576,536	$4,398		$2,600		$9,643	$11,546		$47,482	$288,761
Reinvested	50,617		9,254		10,200	N/A	299,415	3,086		884		4,004	4,076		12,368	23,165
Redeemed	(228,242)		(29,167)		(18,878)	N/A	(1,446,503)	(5,534)		(6,002)		(21,321)		(42,591)	(64,910)	(111,591)
Net Increase (Decrease)	$(94,334)		$ (15,604)		$(6,888)	N/A	$429,448	$1,950		$(2,518	) $	(7,674)	$ (26,969)		$(5,060)	$ 200,335
Shares:
Sold	3,091		176		69	N/A	57,209	175		102		364	421		1,741	10,550
Reinvested	1,900		381		398	N/A	11,004	124		35		154	151		460	852
Redeemed	(8,448)		(1,187)		(724)	N/A	(52,617)	(221)		(237)		(808)		(1,553)	(2,391)	(4,070)
Net Increase (Decrease)	(3,457)		(630)		(257)	N/A	15,596	78		(100)		(290)		(981)	(190)	7,332
Year Ended October 31, 2017(b)
Dollars:
Sold	$245,602		$12,121		$3,322	$1,507,351	$7,129,289	$11,916		$4,218		$21,450	$27,601		$96,506	$906,879
Reinvested	44,277		5,743		6,545	62,455	106,219	1,540		533		2,655	3,088		7,197	–
Redeemed	(1,094,452)		(87,703)		(27,567)	(4,822,804)	(2,828,030)	(9,439)		(10,547)		(51,335)		(77,810)	(100,201)	(190,634)
Net Increase (Decrease)	$(804,573	) $	(69,839	) $	(17,700)	$ (3,252,998)	$ 4,407,478	$4,017		$(5,796	) $	(27,230)	$(47,121	) $	3,502	$716,245
Shares:
Sold	10,354		557		143	63,334	283,492	526		182		905	1,129		3,933	35,793
Reinvested	1,969		277		302	2,735	4,638	73		25		120	135		317	–
Redeemed	(44,806)		(3,975)		(1,185)	(192,836)	(113,997)	(420)		(462)		(2,164)		(3,171)	(4,157)	(7,187)
Net Increase (Decrease)	(32,483)		(3,141)		(740)	(126,767)	174,133	179		(255)		(1,139)		(1,907)	93	28,606

Distributions:
Period Ended April 30, 2018
From net investment income	$ – $		– $		–	N/A	$(5,728)	$–	$	– $		–	$ – $		–	$(1,065)
From net realized gain on
investments	(55,123)		(10,663)		(10,209)	N/A	(373,522)	(3,088)		(1,005)		(4,004)		(4,076)	(12,370)	(25,303)
Total Dividends and Distributions	$ (55,123) $		(10,663	) $	(10,209)	N/A	$(379,250)	$(3,088)		$(1,005	) $	(4,004)	$(4,076	) $	(12,370)	$ (26,368)
Year Ended October 31, 2017(b)
From net investment income	$ (2,872) $		– $		(790)	$ (12,031)	$(22,762)	$–	$	– $		–	$(142	) $	(756)	$–
From net realized gain on
investments	(44,621)		(6,960)		(5,763)	(62,069)	(114,864)	(1,540)		(622)		(2,655)		(2,946)	(6,441)	–
Total Dividends and Distributions	$ (47,493) $		(6,960	) $	(6,553)	$ (74,100)	$(137,626)	$(1,540)		$(622	) $	(2,655)	$(3,088	) $	(7,197)	$–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										MidCap Growth Fund

										Period Ended	Year Ended
										April 30, 2018	October 31, 2017
Operations
Net investment income (loss)										$(254)	$(378)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										15,892	14,163
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(10,524)	24,415
		Net Increase (Decrease) in Net Assets Resulting from Operations								5,114	38,200

Dividends and Distributions to Shareholders
From net investment income										–	(266)
From net realized gain on investments										(6,493)	–
					Total Dividends and Distributions					(6,493)	(266)

Capital Share Transactions
Net increase (decrease) in capital share transactions										10,122	(1,813)
				Total Increase (Decrease) in Net Assets						8,743	36,121

Net Assets
Beginning of period										165,852	129,731
End of period (including undistributed net investment income as set forth below)										$174,595	$165,852
Undistributed (overdistributed) net investment income (loss)										$(614)	$(360)

	Class J	Institutional	R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$8,231	$17,575	$220	$330	$2,948		$830		$1,661
Reinvested	2,814	1,943	56	79	429		240		686
Redeemed	(7,406)	(13,683)	(277)	(1,642)	(2,195)		(1,216)		(1,501)
Net Increase (Decrease)	$3,639	$5,835	$(1)	$(1,233)	$1,182		$(146	) $	846
Shares:
Sold	1,142	1,946	29	41	344		90		177
Reinvested	401	219	8	10	51		27		75
Redeemed	(1,032)	(1,511)	(36)	(202)	(258)		(136)		(160)
Net Increase (Decrease)	511	654	1	(151)	137		(19)		92
Year Ended October 31, 2017
Dollars:
Sold	$15,242	$24,559	$246	$645	$2,552		$2,507		$5,229
Reinvested	79	145	–	–	–		4		24
Redeemed	(14,814)	(21,608)	(519)	(1,583)	(3,690)		(4,028)		(6,803)
Net Increase (Decrease)	$507	$3,096	$(273)	$(938)	$(1,138)		$(1,517	) $	(1,550)
Shares:
Sold	2,445	3,166	38	93	339		325		658
Reinvested	14	20	–	–	–		1		3
Redeemed	(2,415)	(2,814)	(82)	(224)	(501)		(517)		(837)
Net Increase (Decrease)	44	372	(44)	(131)	(162)		(191)		(176)

Distributions:
Period Ended April 30, 2018
From net investment income $	–	$–	$–	$–	$–	$	– $		–
From net realized gain on
investments	(2,815)	(2,131)	(56)	(136)	(429)		(240)		(686)
Total Dividends and Distributions $	(2,815)	$(2,131)	$(56)	$(136)	$(429)		$(240	) $	(686)
Year Ended October 31, 2017
From net investment income $	(79)	$(159)	$–	$–	$–		$(4	) $	(24)
From net realized gain on
investments	–	–	–	–	–		–		–
Total Dividends and Distributions $	(79)	$(159)	$–	$–	$–		$(4	) $	(24)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Growth Fund III

														Period Ended	Year Ended
														April 30, 2018	October 31, 2017
Operations
Net investment income (loss)														$(1,255)	$(1,612)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														62,676	163,059
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														929	89,241
			Net Increase (Decrease) in Net Assets Resulting from Operations											62,350	250,688

Dividends and Distributions to Shareholders
From net realized gain on investments														(133,900)	(3,078)
									Total Dividends and Distributions					(133,900)	(3,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions														34,721	(510,620)
							Total Increase (Decrease) in Net Assets							(36,829)	(263,010)

Net Assets
Beginning of period														1,095,477	1,358,487
End of period (including undistributed net investment income as set forth below)														$1,058,648	$1,095,477
Undistributed (overdistributed) net investment income (loss)														$(1,267)	$42

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$2,335		$39,659		$301		$182		$1,212		$287		$361
Reinvested	5,157		126,090		314		268		627		588		854
Redeemed	(3,269)		(133,553)		(728)		(474)		(1,051)		(2,474)		(1,965)
Net Increase (Decrease)	$4,223		$32,196		$(113	) $	(24	) $	788		$(1,599	) $	(750)
Shares:
Sold	243		3,372		32		18		112		26		30
Reinvested	568		11,318		34		28		60		55		76
Redeemed	(342)		(11,498)		(76)		(46)		(96)		(219)		(169)
Net Increase (Decrease)	469		3,192		(10)		–		76		(138)		(63)
Year Ended October 31, 2017
Dollars:
Sold	$2,085		$86,224		$252		$298		$610		$763		$1,768
Reinvested	104		2,905		7		9		16		14		23
Redeemed	(5,069)		(589,366)		(458)		(1,716)		(2,946)		(2,368)		(3,775)
Net Increase (Decrease)	$(2,880) $ (500,237)				$(199	) $	(1,409	) $	(2,320	) $	(1,591	) $	(1,984)
Shares:
Sold	230		7,959		27		30		59		72		165
Reinvested	12		282		1		1		2		2		2
Redeemed	(558)		(56,121)		(50)		(181)		(288)		(231)		(337)
Net Increase (Decrease)	(316)		(47,880)		(22)		(150)		(227)		(157)		(170)

Distributions:
Period Ended April 30, 2018
From net investment income $	– $		–	$	– $		– $		– $		– $		–
From net realized gain on
investments	(5,159)		(126,090)		(314)		(268)		(627)		(588)		(854)
Total Dividends and Distributions $	(5,159)		$ (126,090)		$(314	) $	(268	) $	(627	) $	(588	) $	(854)
Year Ended October 31, 2017
From net investment income $	– $		–	$	– $		– $		– $		– $		–
From net realized gain on
investments	(104)		(2,905)		(7)		(9)		(16)		(14)		(23)
Total Dividends and Distributions $	(104	) $	(2,905)		$(7	) $	(9	) $	(16	) $	(14	) $	(23)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												MidCap S&P 400 Index Fund

												Period Ended		Year Ended
												April 30, 2018		October 31, 2017
Operations
Net investment income (loss)													$8,752	$13,533
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													63,798	109,077
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(34,293)	152,189
		Net Increase (Decrease) in Net Assets Resulting from Operations											38,257	274,799

Dividends and Distributions to Shareholders
From net investment income													(15,195)	(16,317)
From net realized gain on investments													(82,267)	(62,050)
						Total Dividends and Distributions							(97,462)	(78,367)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(14,753)	44,769
					Total Increase (Decrease) in Net Assets								(73,958)	241,201

Net Assets
Beginning of period													1,447,631	1,206,430
End of period (including undistributed net investment income as set forth below)													$1,373,673	$1,447,631
Undistributed (overdistributed) net investment income (loss)													$3,392	$9,942

	Class J	Institutional	R-1		R-2	R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$6,357	$51,676	$1,317		$2,023	$10,778		$9,241		$19,213		$61,507
Reinvested	9,247	33,650	742		1,426	7,318		6,078		14,075		24,919
Redeemed	(14,085)	(130,341)	(2,564)		(4,090)	(30,976)		(22,653)		(37,015)		(32,596)
Net Increase (Decrease)	$1,519	$(45,015)	$(505	) $	(641)	$ (12,880)		$(7,334	) $	(3,727	) $	53,830
Shares:
Sold	299	2,383	61		91	489		413		857		2,821
Reinvested	440	1,557	35		65	334		276		634		1,153
Redeemed	(665)	(5,988)	(119)		(182)	(1,396)		(1,022)		(1,665)		(1,498)
Net Increase (Decrease)	74	(2,048)	(23)		(26)	(573)		(333)		(174)		2,476
Year Ended October 31, 2017(a)
Dollars:
Sold	$29,097	$219,674	$3,524		$10,921	$34,170		$25,193		$59,254		$ 348,219
Reinvested	7,345	45,010	712		987	6,352		5,068		12,645		1
Redeemed	(27,791)	(512,601)	(6,269)		(7,343)	(42,449)		(56,680)		(84,315)		(25,955)
Net Increase (Decrease)	$8,651	$(247,917)	$(2,033	) $	4,565	$(1,927)		$ (26,419)		$(12,416)		$ 322,265
Shares:
Sold	1,447	10,670	174		516	1,626		1,201		2,807		16,647
Reinvested	372	2,220	36		48	308		245		608		–
Redeemed	(1,379)	(24,686)	(306)		(346)	(2,017)		(2,673)		(3,958)		(1,213)
Net Increase (Decrease)	440	(11,796)	(96)		218	(83)		(1,227)		(543)		15,434

Distributions:
Period Ended April 30, 2018
From net investment income $	(1,367)	$(5,722)	$(46	) $	(110)	$(756	) $	(785	) $	(2,032	) $	(4,377)
From net realized gain on
investments	(7,883)	(27,932)	(696)		(1,316)	(6,562)		(5,293)		(12,043)		(20,542)
Total Dividends and Distributions $	(9,250)	$(33,654)	$(742	) $	(1,426)	$(7,318	) $	(6,078	) $	(14,075	) $	(24,919)
Year Ended October 31, 2017(a)
From net investment income $	(1,446)	$(10,256)	$(64	) $	(134)	$(1,012	) $	(866	) $	(2,539	) $	–
From net realized gain on
investments	(5,907)	(34,988)	(648)		(853)	(5,340)		(4,207)		(10,106)		(1)
Total Dividends and Distributions $	(7,353)	$(45,244)	$(712	) $	(987)	$(6,352	) $	(5,073	) $	(12,645	) $	(1)

(a)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Value Fund I

														Period Ended	Year Ended
														April 30, 2018	October 31, 2017
Operations
Net investment income (loss)														$4,393	$8,985
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														52,653	82,603
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(29,230)	109,372
			Net Increase (Decrease) in Net Assets Resulting from Operations											27,816	200,960

Dividends and Distributions to Shareholders
From net investment income														(7,229)	(18,022)
From net realized gain on investments														(61,965)	–
									Total Dividends and Distributions					(69,194)	(18,022)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(71,097)	(228,292)
							Total Increase (Decrease) in Net Assets							(112,475)	(45,354)

Net Assets
Beginning of period														1,066,473	1,111,827
End of period (including undistributed net investment income as set forth below)														$953,998	$1,066,473
Undistributed (overdistributed) net investment income (loss)														$1,642	$4,571

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$1,105		$23,409		$178		$202		$975		$845		$1,902
Reinvested	4,705		59,888		264		275		918		861		2,208
Redeemed	(5,845)		(143,714)		(226)		(2,514)		(5,743)		(4,872)		(5,918)
Net Increase (Decrease)	$(35) $		(60,417)		$216		$(2,037	) $	(3,850	) $	(3,166	) $	(1,808)
Shares:
Sold	73		1,552		12		13		65		57		126
Reinvested	315		3,957		18		19		62		58		147
Redeemed	(388)		(9,421)		(16)		(167)		(381)		(322)		(389)
Net Increase (Decrease)	–		(3,912)		14		(135)		(254)		(207)		(116)
Year Ended October 31, 2017
Dollars:
Sold	$5,057		$54,245		$334		$950		$2,772		$2,157		$4,761
Reinvested	927		15,715		29		49		212		261		726
Redeemed	(10,476)		(252,023)		(1,353)		(2,223)		(10,646)		(11,129)		(28,637)
Net Increase (Decrease)	$(4,492)		$ (182,063)		$(990	) $	(1,224	) $	(7,662	) $	(8,711	) $	(23,150)
Shares:
Sold	354		3,752		24		68		194		151		329
Reinvested	66		1,109		2		4		15		18		51
Redeemed	(724)		(17,279)		(98)		(158)		(744)		(765)		(1,968)
Net Increase (Decrease)	(304)		(12,418)		(72)		(86)		(535)		(596)		(1,588)

Distributions:
Period Ended April 30, 2018
From net investment income $	(345	) $	(6,667)	$	– $		– $		(16	) $	(41	) $	(160)
From net realized gain on
investments	(4,367)		(53,280)		(264)		(284)		(902)		(820)		(2,048)
Total Dividends and Distributions $	(4,712	) $	(59,947)		$(264	) $	(284	) $	(918	) $	(861	) $	(2,208)
Year Ended October 31, 2017
From net investment income $	(929	) $	(15,816)		$(29	) $	(49	) $	(212	) $	(261	) $	(726)
From net realized gain on
investments	–		–		–		–		–		–		–
Total Dividends and Distributions $	(929	) $	(15,816)		$(29	) $	(49	) $	(212	) $	(261	) $	(726)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												MidCap Value Fund III

												Period Ended				Year Ended
												April 30, 2018				October 31, 2017
Operations
Net investment income (loss)												$8,658				$17,771
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												54,351				142,439
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(75,371)		107,338
		Net Increase (Decrease) in Net Assets Resulting from Operations												(12,362)		267,548

Dividends and Distributions to Shareholders
From net investment income														(17,001)		(19,450)
From net realized gain on investments														(81,440)		(5,583)
						Total Dividends and Distributions						(98,441)				(25,033)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(48,328)		(102,702)
					Total Increase (Decrease) in Net Assets									(159,131)		139,813

Net Assets
Beginning of period												1,349,256				1,209,443
End of period (including undistributed net investment income as set forth below)												$1,190,125				$1,349,256
Undistributed (overdistributed) net investment income (loss)												$3,538				$12,094

	Class A	Class J		Class P(a)	Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$6,993	$1,329		N/A	$14,005	$83		$132		$1,502		$1,422		$1,930		$31,756
Reinvested	1,743	8,040		N/A	10,718	51		153		879		1,660		1,835		73,290
Redeemed	(3,814)	(7,005)		N/A	(34,231)	(305)		(967)		(4,641)		(9,349)		(4,664)		(140,873)
Net Increase (Decrease)	$4,922	$2,364		N/A	$(9,508)	$(171	) $	(682	) $	(2,260	) $	(6,267	) $	(899)		$ (35,827)
Shares:
Sold	330	66		N/A	660	4		7		75		71		97		1,466
Reinvested	82	398		N/A	497	3		7		43		83		90		3,385
Redeemed	(180)	(349)		N/A	(1,632)	(15)		(48)		(233)		(475)		(231)		(6,572)
Net Increase (Decrease)	232	115		N/A	(475)	(8)		(34)		(115)		(321)		(44)		(1,721)
Year Ended October 31, 2017
Dollars:
Sold	$11,049	$4,621		$563	$222,459	$238		$591		$3,869		$6,741		$3,150		$ 1,044,810
Reinvested	209	1,655		13	21,954	9		24		230		351		508		62
Redeemed	(4,886)	(12,430)		(1,364)	(1,272,812)	(687)		(721)		(11,313)		(9,050)		(12,383)		(100,162)
Net Increase (Decrease)	$6,372	$(6,154	) $	(788)	$ (1,028,399)	$(440	) $	(106	) $	(7,214	) $	(1,958	) $	(8,725)		$ 944,710
Shares:
Sold	538	241		28	11,238	11		30		199		350		163		49,576
Reinvested	11	87		–	1,095	1		1		12		19		26		3
Redeemed	(238)	(640)		(65)	(60,967)	(35)		(36)		(579)		(466)		(629)		(4,634)
Net Increase (Decrease)	311	(312)		(37)	(48,634)	(23)		(5)		(368)		(97)		(440)		44,945

Distributions:
Period Ended April 30, 2018
From net investment income $	(183)	$(1,199)		N/A	$(1,894)	$(4	) $	(14	) $	(100	) $	(228	) $	(277)		$ (13,102)
From net realized gain on
investments	(1,564)	(6,844)		N/A	(8,889)	(47)		(139)		(779)		(1,432)		(1,558)		(60,188)
Total Dividends and Distributions $	(1,747)	$(8,043)		N/A	$(10,783)	$(51	) $	(153	) $	(879	) $	(1,660	) $	(1,835)		$ (73,290)
Year Ended October 31, 2017
From net investment income $	(144)	$(1,240	) $	(10)	$(17,187)	$(5	) $	(15	) $	(160	) $	(259	) $	(382	) $	(48)
From net realized gain on
investments	(66)	(416)		(3)	(4,783)	(4)		(9)		(70)		(92)		(126)		(14)
Total Dividends and Distributions $	(210)	$(1,656	) $	(13)	$(21,970)	$(9	) $	(24	) $	(230	) $	(351	) $	(508	) $	(62)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Money Market Fund

							Period Ended	Year Ended
							April 30, 2018	October 31, 2017
Operations
Net investment income (loss)							$2,488	$3,277
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							–	31
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations				2,488	3,308

Dividends and Distributions to Shareholders
From net investment income							(2,488)	(3,362)
From tax return of capital							–	(240)
						Total Dividends and Distributions	(2,488)	(3,602)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(19,898)	(235,882)
						Total Increase (Decrease) in Net Assets	(19,898)	(236,176)

Net Assets
Beginning of period							503,656	739,832
End of period (including undistributed net investment income as set forth below)							$483,758	$503,656
Undistributed (overdistributed) net investment income (loss)							$–	$–

	Class A		Class C		Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$108,320		$1,698		$92,014	$10
Reinvested	1,192		32		1,204	1
Redeemed	(120,226)		(16,611)		(87,118)	(414)
Net Increase (Decrease)	$(10,714)		$ (14,881)		$6,100	$(403)
Shares:
Sold	108,320		1,698		92,014	10
Reinvested	1,192		32		1,204	1
Redeemed	(120,226)		(16,611)		(87,118)	(414)
Net Increase (Decrease)	(10,714)		(14,881)		6,100	(403)
Year Ended October 31, 2017
Dollars:
Sold	$413,473		$12,397		$ 117,893	$382
Reinvested	2,293		59		1,194	–
Redeemed	(621,962)		(17,431)		(144,150)	(30)
Net Increase (Decrease)	$(206,196	) $	(4,975	) $	(25,063)	$352
Shares:
Sold	413,473		12,397		117,893	382
Reinvested	2,293		59		1,194	–
Redeemed	(621,962)		(17,431)		(144,150)	(30)
Net Increase (Decrease)	(206,196)		(4,975)		(25,063)	352

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	(1,217	) $	(44	) $	(1,226)	$(1)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(1,217	) $	(44	) $	(1,226)	$(1)
Year Ended October 31, 2017
From net investment income $	(2,167	) $	(65	) $	(1,130)	$–
From net realized gain on
investments	–		–		–	–
From tax return of capital	(154)		(5)		(81)	–
Total Dividends and Distributions $	(2,321	) $	(70	) $	(1,211)	$–

(a) Class C and Institutional shares discontinued operations on March 23, 2018.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Overseas Fund

								Period Ended	Year Ended
								April 30, 2018	October 31, 2017
Operations
Net investment income (loss)								$33,866	$62,035
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								180,451	87,904
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(123,290)	565,169
		Net Increase (Decrease) in Net Assets Resulting from Operations						91,027	715,108

Dividends and Distributions to Shareholders
From net investment income								(65,888)	(59,567)
From net realized gain on investments								(47,785)	–
					Total Dividends and Distributions			(113,673)	(59,567)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(211,894)	(100,974)
				Total Increase (Decrease) in Net Assets				(234,540)	554,567

Net Assets
Beginning of period								3,636,711	3,082,144
End of period (including undistributed net investment income as set forth below)								$3,402,171	$3,636,711
Undistributed (overdistributed) net investment income (loss)								$25,032	$57,054

	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$116,803	$1	$–	$144	$24		$70
Reinvested	113,622	–	–	18	14		19
Redeemed	(442,465)	(3)	–	(57)	(50)		(34)
Net Increase (Decrease)	$(212,040)	$(2)	$–	$105	$(12	) $	55
Shares:
Sold	10,161	–	–	12	2		6
Reinvested	9,923	–	–	2	1		2
Redeemed	(38,639)	–	–	(5)	(4)		(3)
Net Increase (Decrease)	(18,555)	–	–	9	(1)		5
Year Ended October 31, 2017
Dollars:
Sold	$624,461	$9	$–	$341	$55		$70
Reinvested	59,545	–	–	4	9		9
Redeemed	(785,146)	(15)	(3)	(110)	(158)		(45)
Net Increase (Decrease)	$(101,140)	$(6)	$(3)	$235	$(94	) $	34
Shares:
Sold	58,788	1	–	33	6		6
Reinvested	6,375	–	–	1	1		1
Redeemed	(77,574)	(1)	–	(11)	(15)		(4)
Net Increase (Decrease)	(12,411)	–	–	23	(8)		3

Distributions:
Period Ended April 30, 2018
From net investment income	$ (65,862)	$–	$–	$(9)	$(7	) $	(10)
From net realized gain on
investments	(47,760)	–	–	(9)	(7)		(9)
Total Dividends and Distributions	$ (113,622)	$–	$–	$(18)	$(14	) $	(19)
Year Ended October 31, 2017
From net investment income	$ (59,545)	$–	$–	$(4)	$(9	) $	(9)
From net realized gain on
investments	–	–	–	–	–		–
Total Dividends and Distributions	$ (59,545)	$–	$–	$(4)	$(9	) $	(9)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal Capital Appreciation Fund

													Period Ended			Year Ended
													April 30, 2018			October 31, 2017
Operations
Net investment income (loss)															$11,337	$28,030
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													516,977			172,192
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(434,222)			311,227
			Net Increase (Decrease) in Net Assets Resulting from Operations												94,092	511,449

Dividends and Distributions to Shareholders
From net investment income															(25,612)	(31,633)
From net realized gain on investments													(140,763)			(213,873)
							Total Dividends and Distributions						(166,375)			(245,506)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(645,738)			(222,037)
						Total Increase (Decrease) in Net Assets							(718,021)			43,906

Net Assets
Beginning of period													2,504,518			2,460,612
End of period (including undistributed net investment income as set forth below)													$1,786,497			$2,504,518
Undistributed (overdistributed) net investment income (loss)															$6,005	$21,317

	Class A		Class C		Class P(a)	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$19,785		$3,246		N/A	$22,293	$140		$340		$1,475		$1,309		$1,645
Reinvested	70,187		4,588		N/A	82,826	174		205		1,701		1,492		3,132
Redeemed	(66,536)		(5,125)		N/A	(770,747)	(451)		(400)		(3,727)		(4,212)		(9,078)
Net Increase (Decrease)	$23,436		$2,709		N/A	$(665,628)	$(137	) $	145		$(551	) $	(1,411	) $	(4,301)
Shares:
Sold	313		66		N/A	348	2		5		24		21		26
Reinvested	1,127		95		N/A	1,304	3		3		27		24		50
Redeemed	(1,054)		(105)		N/A	(11,887)	(7)		(6)		(59)		(65)		(144)
Net Increase (Decrease)	386		56		N/A	(10,235)	(2)		2		(8)		(20)		(68)
Year Ended October 31, 2017
Dollars:
Sold	$42,086		$8,496		$7,856	$89,689	$332		$1,019		$2,736		$3,704		$5,662
Reinvested	84,453		5,237		2,859	140,512	261		261		2,925		1,965		4,745
Redeemed	(137,506)		(11,995)		(41,460)	(390,677)	(1,248)		(1,273)		(14,134)		(6,414)		(22,128)
Net Increase (Decrease)	$(10,967	) $	1,738		$ (30,745)	$ (160,476)	$(655	) $	7		$(8,473	) $	(745)		$ (11,721)
Shares:
Sold	715		181		134	1,483	6		17		46		62		94
Reinvested	1,507		118		50	2,463	4		5		52		35		84
Redeemed	(2,328)		(254)		(691)	(6,614)	(21)		(21)		(238)		(109)		(365)
Net Increase (Decrease)	(106)		45		(507)	(2,668)	(11)		1		(140)		(12)		(187)

Distributions:
Period Ended April 30, 2018
From net investment income $	(9,902	) $	(332)		N/A	$(14,520)	$(11	) $	(24	) $	(171	) $	(200	) $	(452)
From net realized gain on
investments	(62,064)		(4,328)		N/A	(68,466)	(163)		(240)		(1,530)		(1,292)		(2,680)
Total Dividends and Distributions	$ (71,966)		$(4,660)		N/A	$(82,986)	$(174	) $	(264	) $	(1,701	) $	(1,492	) $	(3,132)
Year Ended October 31, 2017
From net investment income $	(9,582	) $	(297	) $	(405)	$ (20,243)	$(12	) $	(24	) $	(272	) $	(217	) $	(581)
From net realized gain on
investments	(76,749)		(5,077)		(2,671)	(120,269)	(249)		(293)		(2,653)		(1,748)		(4,164)
Total Dividends and Distributions $	(86,331	) $	(5,374	) $	(3,076)	$ (140,512)	$(261	) $	(317	) $	(2,925	) $	(1,965	) $	(4,745)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														Principal LifeTime 2010 Fund

														Period Ended		Year Ended
														April 30, 2018		October 31, 2017
Operations
Net investment income (loss)															$19,515	$22,552
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															19,893	27,864
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(31,038)	55,287
			Net Increase (Decrease) in Net Assets Resulting from Operations												8,370	105,703

Dividends and Distributions to Shareholders
From net investment income															(26,854)	(22,971)
From net realized gain on investments															(22,152)	(24,620)
								Total Dividends and Distributions							(49,006)	(47,591)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(108,756)	(234,182)
						Total Increase (Decrease) in Net Assets									(149,392)	(176,070)

Net Assets
Beginning of period															1,041,150	1,217,220
End of period (including undistributed net investment income as set forth below)															$891,758	$1,041,150
Undistributed (overdistributed) net investment income (loss)															$3,457	$10,796

	Class A		Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$3,034		$6,046		$14,779	$442		$413		$3,946		$1,979		$3,070
Reinvested	1,374		11,684		30,138	245		258		1,817		1,041		2,421
Redeemed	(7,416)		(25,520)		(130,596)	(870)		(1,282)		(10,259)		(5,261)		(10,239)
Net Increase (Decrease)	$(3,008	) $	(7,790)		$ (85,679)	$(183	) $	(611	) $	(4,496	) $	(2,241	) $	(4,748)
Shares:
Sold	219		442		1,074	32		30		289		144		224
Reinvested	100		858		2,205	18		19		134		77		178
Redeemed	(534)		(1,869)		(9,575)	(63)		(93)		(756)		(390)		(751)
Net Increase (Decrease)	(215)		(569)		(6,296)	(13)		(44)		(333)		(169)		(349)
Year Ended October 31, 2017
Dollars:
Sold	$3,470		$17,572		$40,381	$551		$1,019		$5,167		$3,295		$7,321
Reinvested	1,225		9,591		30,839	226		262		1,705		1,078		2,643
Redeemed	(7,263)		(38,044)		(246,186)	(2,322)		(3,081)		(17,631)		(12,540)		(33,460)
Net Increase (Decrease)	$(2,568	) $	(10,881)		$ (174,966)	$(1,545	) $	(1,800	) $	(10,759	) $	(8,167	) $	(23,496)
Shares:
Sold	259		1,322		3,001	41		76		388		252		545
Reinvested	95		746		2,390	17		20		133		84		206
Redeemed	(539)		(2,862)		(18,498)	(175)		(231)		(1,333)		(944)		(2,536)
Net Increase (Decrease)	(185)		(794)		(13,107)	(117)		(135)		(812)		(608)		(1,785)

Distributions:
Period Ended April 30, 2018
From net investment income $	(720	) $	(6,359	) $	(16,798)	$(112	) $	(121	) $	(906	) $	(543	) $	(1,295)
From net realized gain on
investments	(666)		(5,339)		(13,342)	(133)		(137)		(911)		(498)		(1,126)
Total Dividends and Distributions $	(1,386	) $	(11,698	) $	(30,140)	$(245	) $	(258	) $	(1,817	) $	(1,041	) $	(2,421)
Year Ended October 31, 2017
From net investment income $	(554	) $	(4,559	) $	(15,336)	$(74	) $	(94	) $	(697	) $	(480	) $	(1,177)
From net realized gain on
investments	(679)		(5,046)		(15,503)	(152)		(168)		(1,008)		(598)		(1,466)
Total Dividends and Distributions $	(1,233	) $	(9,605	) $	(30,839)	$(226	) $	(262	) $	(1,705	) $	(1,078	) $	(2,643)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2015 Fund

											Period Ended	Year Ended
											April 30, 2018	October 31, 2017
Operations
Net investment income (loss)											$12,842	$13,621
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											17,766	36,819
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(23,065)	30,682
		Net Increase (Decrease) in Net Assets Resulting from Operations									7,543	81,122

Dividends and Distributions to Shareholders
From net investment income											(16,888)	(13,801)
From net realized gain on investments											(28,845)	(11,860)
								Total Dividends and Distributions			(45,733)	(25,661)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(48,927)	(171,660)
						Total Increase (Decrease) in Net Assets					(87,117)	(116,199)

Net Assets
Beginning of period											644,119	760,318
End of period (including undistributed net investment income as set forth below)											$557,002	$644,119
Undistributed (overdistributed) net investment income (loss)											$1,806	$5,852

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$10,535	$294		$483		$4,859		$2,842		$5,344
Reinvested	34,413	462		358		4,423		2,108		3,969
Redeemed	(86,385)	(1,877)		(586)		(17,913)		(4,805)		(7,451)
Net Increase (Decrease)	$(41,437)	$(1,121	) $	255		$(8,631	) $	145		$1,862
Shares:
Sold	986	29		46		465		273		509
Reinvested	3,260	45		35		427		202		381
Redeemed	(8,195)	(183)		(56)		(1,737)		(453)		(718)
Net Increase (Decrease)	(3,949)	(109)		25		(845)		22		172
Year Ended October 31, 2017
Dollars:
Sold	$45,913	$685		$648		$9,963		$5,309		$35,182
Reinvested	19,433	231		193		2,183		1,433		2,188
Redeemed	(184,657)	(2,726)		(3,798)		(26,151)		(22,330)		(55,359)
Net Increase (Decrease)	$(119,311)	$(1,810	) $	(2,957	) $	(14,005	) $	(15,588	) $	(17,989)
Shares:
Sold	4,433	68		63		979		517		3,508
Reinvested	1,945	23		20		223		146		221
Redeemed	(17,715)	(270)		(372)		(2,578)		(2,152)		(5,418)
Net Increase (Decrease)	(11,337)	(179)		(289)		(1,376)		(1,489)		(1,689)

Distributions:
Period Ended April 30, 2018
From net investment income $	(13,087)	$(124	) $	(107	) $	(1,448	) $	(713	) $	(1,409)
From net realized gain on
investments	(21,326)	(338)		(251)		(2,975)		(1,395)		(2,560)
Total Dividends and Distributions $	(34,413)	$(462	) $	(358	) $	(4,423	) $	(2,108	) $	(3,969)
Year Ended October 31, 2017
From net investment income $	(10,760)	$(95	) $	(74	) $	(1,018	) $	(715	) $	(1,139)
From net realized gain on
investments	(8,673)	(136)		(119)		(1,165)		(718)		(1,049)
Total Dividends and Distributions $	(19,433)	$(231	) $	(193	) $	(2,183	) $	(1,433	) $	(2,188)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2020 Fund

													Period Ended		Year Ended
													April 30, 2018		October 31, 2017
Operations
Net investment income (loss)														$114,232	$106,375
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														133,138	183,047
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(161,000)	455,736
			Net Increase (Decrease) in Net Assets Resulting from Operations											86,370	745,158

Dividends and Distributions to Shareholders
From net investment income														(142,290)	(106,973)
From net realized gain on investments														(154,745)	(99,463)
							Total Dividends and Distributions							(297,035)	(206,436)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(433,566)	(919,277)
					Total Increase (Decrease) in Net Assets									(644,231)	(380,555)

Net Assets
Beginning of period														5,469,860	5,850,415
End of period (including undistributed net investment income as set forth below)														$4,825,629	$5,469,860
Undistributed (overdistributed) net investment income (loss)														$13,070	$41,128

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$10,285		$33,113	$53,716	$1,812		$1,982		$10,056		$13,829		$20,836
Reinvested	5,830		52,801	201,631	1,589		1,975		10,528		7,394		14,933
Redeemed	(29,064)		(68,733)	(640,167)	(4,478)		(9,059)		(47,490)		(24,744)		(52,141)
Net Increase (Decrease)	$(12,949	) $	17,181	$(384,820)	$(1,077	) $	(5,102)		$ (26,906) $		(3,521)		$ (16,372)
Shares:
Sold	712		2,297	3,722	125		138		702		961		1,440
Reinvested	403		3,690	14,020	111		138		739		518		1,043
Redeemed	(1,994)		(4,800)	(44,625)	(311)		(629)		(3,317)		(1,714)		(3,654)
Net Increase (Decrease)	(879)		1,187	(26,883)	(75)		(353)		(1,876)		(235)		(1,171)
Year Ended October 31, 2017
Dollars:
Sold	$15,013		$75,142	$154,920	$2,719		$6,307		$22,654		$17,744		$38,471
Reinvested	3,649		31,402	143,493	1,137		1,363		7,122		6,114		11,957
Redeemed	(25,065)		(130,733)	(948,868)	(12,861)		(15,827)		(72,684)		(73,150)		(179,296)
Net Increase (Decrease)	$(6,403	) $	(24,189)	$ (650,455)	$(9,005	) $	(8,157	) $	(42,908	) $	(49,292)		$ (128,868)
Shares:
Sold	1,078		5,477	11,263	198		459		1,658		1,298		2,791
Reinvested	275		2,389	10,863	87		104		544		466		909
Redeemed	(1,797)		(9,527)	(68,494)	(940)		(1,156)		(5,319)		(5,300)		(13,119)
Net Increase (Decrease)	(444)		(1,661)	(46,368)	(655)		(593)		(3,117)		(3,536)		(9,419)

Distributions:
Period Ended April 30, 2018
From net investment income $	(2,758	) $	(25,083)	$(98,298)	$(615	) $	(812	) $	(4,502	) $	(3,314	) $	(6,908)
From net realized gain on
investments	(3,335)		(27,766)	(103,336)	(974)		(1,203)		(6,026)		(4,080)		(8,025)
Total Dividends and Distributions $	(6,093	) $	(52,849)	$ (201,634)	$(1,589	) $	(2,015	) $	(10,528	) $	(7,394	) $	(14,933)
Year Ended October 31, 2017
From net investment income $	(1,829	) $	(15,995)	$(76,401)	$(437	) $	(544	) $	(3,144	) $	(2,923	) $	(5,700)
From net realized gain on
investments	(1,986)		(15,440)	(67,092)	(700)		(819)		(3,978)		(3,191)		(6,257)
Total Dividends and Distributions $	(3,815	) $	(31,435)	$ (143,493)	$(1,137	) $	(1,363	) $	(7,122	) $	(6,114	) $	(11,957)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal LifeTime 2025 Fund

									Period Ended	Year Ended
									April 30, 2018	October 31, 2017
Operations
Net investment income (loss)									$38,490	$30,529
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									36,850	42,521
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(42,692)	186,014
		Net Increase (Decrease) in Net Assets Resulting from Operations							32,648	259,064

Dividends and Distributions to Shareholders
From net investment income									(45,101)	(29,315)
From net realized gain on investments									(35,615)	(30,214)
							Total Dividends and Distributions		(80,716)	(59,529)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(26,872)	(135,761)
						Total Increase (Decrease) in Net Assets			(74,940)	63,774

Net Assets
Beginning of period									1,756,576	1,692,802
End of period (including undistributed net investment income as set forth below)									$1,681,636	$1,756,576
Undistributed (overdistributed) net investment income (loss)									$3,577	$10,188

	Institutional	R-1		R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$55,875	$887		$1,813	$10,758		$13,185	$16,381
Reinvested	61,871	639		626	7,344		3,672	6,557
Redeemed	(130,981)	(2,415)		(1,579)		(36,041)	(14,246)	(21,218)
Net Increase (Decrease)	$(13,235)	$(889	) $	860	$(17,939	) $	2,611	$1,720
Shares:
Sold	4,797	78		157	938		1,141	1,406
Reinvested	5,340	56		55	646		320	569
Redeemed	(11,319)	(212)		(138)		(3,155)	(1,231)	(1,847)
Net Increase (Decrease)	(1,182)	(78)		74		(1,571)	230	128
Year Ended October 31, 2017
Dollars:
Sold	$161,584	$2,696		$3,645	$24,064		$16,327	$37,966
Reinvested	45,252	434		479	5,383		3,173	4,808
Redeemed	(287,335)	(3,788)		(8,583)		(45,657)	(35,622)	(60,587)
Net Increase (Decrease)	$(80,499)	$(658	) $	(4,459)	$ (16,210)		$ (16,122)	$ (17,813)
Shares:
Sold	14,829	254		341	2,242		1,515	3,488
Reinvested	4,349	42		47	526		308	465
Redeemed	(25,988)	(357)		(795)		(4,289)	(3,237)	(5,559)
Net Increase (Decrease)	(6,810)	(61)		(407)		(1,521)	(1,414)	(1,606)

Distributions:
Period Ended April 30, 2018
From net investment income $	(35,201)	$(307	) $	(304)	$(3,778	) $	(1,935)	$(3,576)
From net realized gain on
investments	(26,670)	(333)		(328)		(3,566)	(1,737)	(2,981)
Total Dividends and Distributions $	(61,871)	$(640	) $	(632)	$(7,344	) $	(3,672)	$(6,557)
Year Ended October 31, 2017
From net investment income $	(22,985)	$(156	) $	(175)	$(2,264	) $	(1,426)	$(2,309)
From net realized gain on
investments	(22,267)	(278)		(304)		(3,119)	(1,747)	(2,499)
Total Dividends and Distributions $	(45,252)	$(434	) $	(479)	$(5,383	) $	(3,173)	$(4,808)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2030 Fund

												Period Ended		Year Ended
												April 30, 2018		October 31, 2017
Operations
Net investment income (loss)													$148,055	$110,319
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													238,789	220,419
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(232,205)	752,138
		Net Increase (Decrease) in Net Assets Resulting from Operations											154,639	1,082,876

Dividends and Distributions to Shareholders
From net investment income													(168,263)	(110,644)
From net realized gain on investments													(201,283)	(139,825)
						Total Dividends and Distributions							(369,546)	(250,469)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(486,978)	(816,121)
				Total Increase (Decrease) in Net Assets									(701,885)	16,286

Net Assets
Beginning of period													6,593,666	6,577,380
End of period (including undistributed net investment income as set forth below)													$5,891,781	$6,593,666
Undistributed (overdistributed) net investment income (loss)													$8,908	$29,116

	Class A	Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$12,055	$38,509	$87,524	$1,364		$3,191		$13,805		$16,037		$18,373
Reinvested	6,881	68,490	254,694	1,582		2,064		11,012		8,386		16,131
Redeemed	(34,434)	(62,014)	(808,602)	(5,289)		(8,902)		(46,208)		(29,469)		(52,158)
Net Increase (Decrease)	$(15,498)	$44,985	$(466,384)	$(2,343	) $	(3,647)		$ (21,391) $		(5,046)	$ (17,654)
Shares:
Sold	808	2,563	5,810	92		214		922		1,042		1,223
Reinvested	460	4,608	17,082	107		139		742		547		1,083
Redeemed	(2,295)	(4,149)	(54,295)	(355)		(590)		(3,094)		(1,903)		(3,486)
Net Increase (Decrease)	(1,027)	3,022	(31,403)	(156)		(237)		(1,430)		(314)		(1,180)
Year Ended October 31, 2017
Dollars:
Sold	$20,893	$84,369	$267,936	$3,531		$7,084		$26,169		$24,128		$51,267
Reinvested	4,005	39,980	176,503	1,076		1,499		7,618		6,557		13,068
Redeemed	(18,845)	(118,962)	(1,062,915)	(9,951)		(16,276)		(77,162)		(66,575)		(181,118)
Net Increase (Decrease)	$6,053	$5,387	$(618,476)	$(5,344	) $	(7,693)		$ (43,375)		$ (35,890)		$(116,783)
Shares:
Sold	1,472	6,033	19,111	255		504		1,866		1,687		3,649
Reinvested	299	3,006	13,235	81		113		574		478		981
Redeemed	(1,340)	(8,502)	(75,292)	(712)		(1,153)		(5,526)		(4,578)		(13,011)
Net Increase (Decrease)	431	537	(42,946)	(376)		(536)		(3,086)		(2,413)		(8,381)

Distributions:
Period Ended April 30, 2018
From net investment income $	(3,072)	$(30,780)	$ (118,003)	$(576	) $	(775	) $	(4,434	) $	(3,548	) $	(7,075)
From net realized gain on
investments	(4,104)	(37,715)	(136,691)	(1,006)		(1,291)		(6,581)		(4,838)		(9,057)
Total Dividends and Distributions $	(7,176)	$(68,495)	$ (254,694)	$(1,582	) $	(2,066	) $	(11,015	) $	(8,386	) $	(16,132)
Year Ended October 31, 2017
From net investment income $	(1,661)	$(17,134)	$ (80,519)	$(322	) $	(476	) $	(2,754	) $	(2,584	) $	(5,194)
From net realized gain on
investments	(2,496)	(22,854)	(95,984)	(754)		(1,025)		(4,865)		(3,973)		(7,874)
Total Dividends and Distributions $	(4,157)	$(39,988)	$ (176,503)	$(1,076	) $	(1,501	) $	(7,619	) $	(6,557	) $	(13,068)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal LifeTime 2035 Fund

									Period Ended	Year Ended
									April 30, 2018	October 31, 2017
Operations
Net investment income (loss)									$26,670	$21,161
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									49,637	49,650
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(40,091)	164,301
		Net Increase (Decrease) in Net Assets Resulting from Operations							36,216	235,112

Dividends and Distributions to Shareholders
From net investment income									(29,714)	(19,126)
From net realized gain on investments									(41,008)	(34,175)
						Total Dividends and Distributions			(70,722)	(53,301)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(9,274)	(133,339)
				Total Increase (Decrease) in Net Assets					(43,780)	48,472

Net Assets
Beginning of period									1,338,375	1,289,903
End of period (including undistributed net investment income as set forth below)									$1,294,595	$1,338,375
Undistributed (overdistributed) net investment income (loss)									$2,080	$5,124

	Institutional	R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$53,298	$939	$1,278	$8,536		$6,441		$13,495
Reinvested	54,794	582	651	5,599		3,300		5,779
Redeemed	(112,476)	(1,492)	(1,822)	(23,332)		(11,686)		(13,158)
Net Increase (Decrease)	$(4,384)	$29	$107	$(9,197	) $	(1,945	) $	6,116
Shares:
Sold	4,250	76	104	690		520		1,079
Reinvested	4,415	48	53	458		268		468
Redeemed	(9,042)	(122)	(148)	(1,902)		(938)		(1,065)
Net Increase (Decrease)	(377)	2	9	(754)		(150)		482
Year Ended October 31, 2017
Dollars:
Sold	$126,379	$1,906	$2,990	$21,223		$15,401		$31,439
Reinvested	41,424	448	464	4,156		2,823		3,977
Redeemed	(265,422)	(4,000)	(4,595)	(36,271)		(26,999)		(48,682)
Net Increase (Decrease)	$(97,619)	$(1,646)	$(1,141)	$ (10,892) $		(8,775)		$ (13,266)
Shares:
Sold	10,999	167	260	1,858		1,365		2,731
Reinvested	3,779	42	43	384		259		364
Redeemed	(22,673)	(353)	(393)	(3,212)		(2,302)		(4,246)
Net Increase (Decrease)	(7,895)	(144)	(90)	(970)		(678)		(1,151)

Distributions:
Period Ended April 30, 2018
From net investment income $	(23,636)	$(190)	$(227)	$(2,057	) $	(1,262	) $	(2,342)
From net realized gain on
investments	(31,166)	(392)	(433)	(3,542)		(2,038)		(3,437)
Total Dividends and Distributions $	(54,802)	$(582)	$(660)	$(5,599	) $	(3,300	) $	(5,779)
Year Ended October 31, 2017
From net investment income $	(15,525)	$(101)	$(112)	$(1,166	) $	(875	) $	(1,347)
From net realized gain on
investments	(25,899)	(347)	(361)	(2,990)		(1,948)		(2,630)
Total Dividends and Distributions $	(41,424)	$(448)	$(473)	$(4,156	) $	(2,823	) $	(3,977)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2040 Fund

											Period Ended		Year Ended
											April 30, 2018		October 31, 2017
Operations
Net investment income (loss)												$88,786	$69,235
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												198,181	190,232
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(150,255)	564,205
		Net Increase (Decrease) in Net Assets Resulting from Operations										136,712	823,672

Dividends and Distributions to Shareholders
From net investment income												(98,259)	(63,939)
From net realized gain on investments												(163,468)	(140,484)
					Total Dividends and Distributions							(261,727)	(204,423)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(373,455)	(486,398)
				Total Increase (Decrease) in Net Assets								(498,470)	132,851

Net Assets
Beginning of period												4,487,818	4,354,967
End of period (including undistributed net investment income as set forth below)												$3,989,348	$4,487,818
Undistributed (overdistributed) net investment income (loss)												$4,645	$14,118

	Class A	Class J	Institutional	R-1	R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$10,619	$23,624	$72,948	$1,284	$2,117		$7,166		$8,364		$13,590
Reinvested	5,264	42,913	185,087	1,143	1,832		7,602		6,175		11,559
Redeemed	(23,085)	(34,198)	(623,198)	(2,354)	(5,142)		(31,913)		(20,709)		(34,143)
Net Increase (Decrease)	$(7,202)	$32,339	$(365,163)	$73	$(1,193)		$ (17,145)		$(6,170	) $	(8,994)
Shares:
Sold	680	1,486	4,530	80	133		451		529		848
Reinvested	338	2,726	11,662	73	117		485		393		732
Redeemed	(1,465)	(2,155)	(39,219)	(148)	(323)		(2,022)		(1,304)		(2,145)
Net Increase (Decrease)	(447)	2,057	(23,027)	5	(73)		(1,086)		(382)		(565)
Year Ended October 31, 2017
Dollars:
Sold	$13,808	$54,930	$228,696	$3,239	$5,314		$22,822		$15,149		$32,255
Reinvested	3,747	29,045	146,291	964	1,321		6,182		5,767		11,011
Redeemed	(14,888)	(73,016)	(733,028)	(9,223)	(7,811)		(50,571)		(46,437)		(131,965)
Net Increase (Decrease)	$2,667	$10,959	$(358,041)	$(5,020)	$(1,176)		$ (21,567)		$ (25,521)		$(88,699)
Shares:
Sold	941	3,763	15,536	223	362		1,565		1,036		2,180
Reinvested	272	2,091	10,449	69	95		447		416		790
Redeemed	(1,017)	(4,954)	(49,161)	(626)	(533)		(3,471)		(3,149)		(9,052)
Net Increase (Decrease)	196	900	(23,176)	(334)	(76)		(1,459)		(1,697)		(6,082)

Distributions:
Period Ended April 30, 2018
From net investment income $	(1,867)	(15,753)	$ (71,129)	$(312)	$(550	) $	(2,423	) $	(2,100	) $	(4,125)
From net realized gain on
investments	(3,527)	(27,172)	(113,958)	(831)	(1,292)		(5,179)		(4,075)		(7,434)
Total Dividends and Distributions $	(5,394)	(42,925)	$ (185,087)	$(1,143)	$(1,842	) $	(7,602	) $	(6,175	) $	(11,559)
Year Ended October 31, 2017
From net investment income $	(1,044)	$(8,605)	$ (47,872)	$(168)	$(265	) $	(1,463	) $	(1,551	) $	(2,971)
From net realized gain on
investments	(2,770)	(20,449)	(98,421)	(796)	(1,073)		(4,719)		(4,216)		(8,040)
Total Dividends and Distributions $	(3,814)	$(29,054)	$ (146,293)	$(964)	$(1,338	) $	(6,182	) $	(5,767	) $	(11,011)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal LifeTime 2045 Fund

									Period Ended	Year Ended
									April 30, 2018	October 31, 2017
Operations
Net investment income (loss)									$18,658	$12,901
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									36,651	26,649
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(25,643)	132,129
		Net Increase (Decrease) in Net Assets Resulting from Operations							29,666	171,679

Dividends and Distributions to Shareholders
From net investment income									(19,793)	(12,265)
From net realized gain on investments									(21,677)	(24,912)
						Total Dividends and Distributions			(41,470)	(37,177)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(4,559)	(61,867)
				Total Increase (Decrease) in Net Assets					(16,363)	72,635

Net Assets
Beginning of period									923,472	850,837
End of period (including undistributed net investment income as set forth below)									$907,109	$923,472
Undistributed (overdistributed) net investment income (loss)									$710	$1,845

	Institutional	R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$44,971	$966	$1,421	$6,137		$4,536		$8,501
Reinvested	32,303	274	402	3,355		1,866		3,255
Redeemed	(80,041)	(925)	(1,540)	(15,511)		(8,565)		(5,964)
Net Increase (Decrease)	$(2,767)	$315	$283	$(6,019	) $	(2,163	) $	5,792
Shares:
Sold	3,437	76	111	480		354		657
Reinvested	2,492	22	32	265		146		255
Redeemed	(6,145)	(74)	(121)	(1,221)		(667)		(466)
Net Increase (Decrease)	(216)	24	22	(476)		(167)		446
Year Ended October 31, 2017
Dollars:
Sold	$125,084	$1,312	$2,999	$15,405		$12,224		$19,125
Reinvested	29,340	260	373	2,854		1,721		2,619
Redeemed	(188,254)	(2,277)	(3,974)	(18,565)		(13,979)		(48,134)
Net Increase (Decrease)	$(33,830)	$(705)	$(602)	$(306	) $	(34) $		(26,390)
Shares:
Sold	10,640	114	258	1,317		1,064		1,631
Reinvested	2,613	24	34	260		155		236
Redeemed	(15,739)	(197)	(334)	(1,622)		(1,172)		(4,222)
Net Increase (Decrease)	(2,486)	(59)	(42)	(45)		47		(2,355)

Distributions:
Period Ended April 30, 2018
From net investment income $	(15,783)	$(104)	$(159)	$(1,425	) $	(821	) $	(1,501)
From net realized gain on
investments	(16,520)	(173)	(254)	(1,931)		(1,045)		(1,754)
Total Dividends and Distributions $	(32,303)	$(277)	$(413)	$(3,356	) $	(1,866	) $	(3,255)
Year Ended October 31, 2017
From net investment income $	(10,128)	$(51)	$(79)	$(737	) $	(483	) $	(787)
From net realized gain on
investments	(19,212)	(211)	(302)	(2,117)		(1,238)		(1,832)
Total Dividends and Distributions $	(29,340)	$(262)	$(381)	$(2,854	) $	(1,721	) $	(2,619)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Principal LifeTime 2050 Fund

										Period Ended		Year Ended
										April 30, 2018		October 31, 2017
Operations
Net investment income (loss)											$51,027	$34,897
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											114,816	86,231
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(78,397)	363,384
		Net Increase (Decrease) in Net Assets Resulting from Operations									87,446	484,512

Dividends and Distributions to Shareholders
From net investment income											(54,332)	(33,100)
From net realized gain on investments											(72,531)	(76,997)
					Total Dividends and Distributions						(126,863)	(110,097)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(223,623)	(185,460)
				Total Increase (Decrease) in Net Assets							(263,040)	188,955

Net Assets
Beginning of period											2,551,843	2,362,888
End of period (including undistributed net investment income as set forth below)											$2,288,803	$2,551,843
Undistributed (overdistributed) net investment income (loss)											$1,407	$4,712

	Class A	Class J	Institutional	R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$10,243	$9,783	$70,382	$1,264	$1,868	$6,065		$6,962		$13,155
Reinvested	3,769	11,547	97,832	651	1,071	3,835		2,789		5,304
Redeemed	(21,011)	(14,500)	(391,164)	(1,772)	(2,631)	(17,784)		(12,119)		(9,162)
Net Increase (Decrease)	$(6,999)	$6,830	$(222,950)	$143	$308	$(7,884	) $	(2,368	) $	9,297
Shares:
Sold	640	628	4,400	80	118	384		439		824
Reinvested	237	750	6,184	42	69	245		177		336
Redeemed	(1,316)	(934)	(24,634)	(112)	(166)	(1,133)		(764)		(576)
Net Increase (Decrease)	(439)	444	(14,050)	10	21	(504)		(148)		584
Year Ended October 31, 2017
Dollars:
Sold	$14,776	$23,113	$219,490	$2,691	$4,361	$16,459		$12,156		$23,332
Reinvested	2,854	8,951	85,008	653	855	3,328		2,906		5,496
Redeemed	(11,386)	(29,025)	(416,367)	(6,137)	(4,882)	(24,576)		(24,305)		(95,211)
Net Increase (Decrease)	$6,244	$3,039	$(111,869)	$(2,793)	$334	$(4,789	) $	(9,243)		$ (66,383)
Shares:
Sold	1,015	1,641	15,162	187	304	1,142		838		1,598
Reinvested	208	671	6,208	48	63	246		213		403
Redeemed	(775)	(2,051)	(28,650)	(416)	(338)	(1,719)		(1,684)		(6,730)
Net Increase (Decrease)	448	261	(7,280)	(181)	29	(331)		(633)		(4,729)

Distributions:
Period Ended April 30, 2018
From net investment income $	(1,512)	$(4,796)	$(42,760)	$(204)	$(374)	$(1,420	) $	(1,095	) $	(2,171)
From net realized gain on
investments	(2,316)	(6,754)	(55,072)	(447)	(697)	(2,418)		(1,694)		(3,133)
Total Dividends and Distributions $	(3,828)	$(11,550)	$(97,832)	$(651)	$(1,071)	$(3,838	) $	(2,789	) $	(5,304)
Year Ended October 31, 2017
From net investment income $	(754)	$(2,397)	$(26,816)	$(110)	$(163)	$(762	) $	(745	) $	(1,353)
From net realized gain on
investments	(2,135)	(6,557)	(58,192)	(543)	(700)	(2,566)		(2,161)		(4,143)
Total Dividends and Distributions $	(2,889)	$(8,954)	$(85,008)	$(653)	$(863)	$(3,328	) $	(2,906	) $	(5,496)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2055 Fund

											Period Ended	Year Ended
											April 30, 2018	October 31, 2017
Operations
Net investment income (loss)											$7,979	$4,473
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											14,718	6,662
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(9,020)	57,948
		Net Increase (Decrease) in Net Assets Resulting from Operations									13,677	69,083

Dividends and Distributions to Shareholders
From net investment income											(8,240)	(4,281)
From net realized gain on investments											(5,400)	(7,784)
								Total Dividends and Distributions			(13,640)	(12,065)

Capital Share Transactions
Net increase (decrease) in capital share transactions											15,000	23,861
						Total Increase (Decrease) in Net Assets					15,037	80,879

Net Assets
Beginning of period											386,167	305,288
End of period (including undistributed net investment income as set forth below)											$401,204	$386,167
Undistributed (overdistributed) net investment income (loss)											$167	$428

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$36,350	$493		$751		$3,829		$3,765		$5,432
Reinvested	10,911	94		113		1,010		653		859
Redeemed	(37,490)	(468)		(572)		(5,937)		(2,652)		(2,141)
Net Increase (Decrease)	$9,771	$119		$292		$(1,098	) $	1,766		$4,150
Shares:
Sold	2,632	37		56		284		275		398
Reinvested	796	7		9		76		49		63
Redeemed	(2,712)	(35)		(43)		(441)		(196)		(158)
Net Increase (Decrease)	716	9		22		(81)		128		303
Year Ended October 31, 2017
Dollars:
Sold	$77,477	$1,278		$1,567		$8,984		$6,388		$9,653
Reinvested	9,740	94		94		826		592		719
Redeemed	(65,004)	(1,244)		(880)		(3,786)		(4,652)		(17,985)
Net Increase (Decrease)	$22,213	$128		$781		$6,024		$2,328		$(7,613)
Shares:
Sold	6,283	106		130		739		527		782
Reinvested	836	8		8		73		52		62
Redeemed	(5,274)	(100)		(72)		(319)		(378)		(1,514)
Net Increase (Decrease)	1,845	14		66		493		201		(670)

Distributions:
Period Ended April 30, 2018
From net investment income $	(6,693)	$(47	) $	(59	) $	(561	) $	(374	) $	(506)
From net realized gain on
investments	(4,218)	(47)		(54)		(449)		(279)		(353)
Total Dividends and Distributions $	(10,911)	$(94	) $	(113	) $	(1,010	) $	(653	) $	(859)
Year Ended October 31, 2017
From net investment income $	(3,586)	$(21	) $	(21	) $	(238	) $	(183	) $	(232)
From net realized gain on
investments	(6,154)	(73)		(73)		(588)		(409)		(487)
Total Dividends and Distributions $	(9,740)	$(94	) $	(94	) $	(826	) $	(592	) $	(719)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2060 Fund

													Period Ended	Year Ended
													April 30, 2018	October 31, 2017
Operations
Net investment income (loss)													$5,419	$2,455
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													8,891	1,945
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(5,359)	36,849
			Net Increase (Decrease) in Net Assets Resulting from Operations										8,951	41,249

Dividends and Distributions to Shareholders
From net investment income													(5,589)	(2,304)
From net realized gain on investments													(1,615)	(3,373)
								Total Dividends and Distributions					(7,204)	(5,677)

Capital Share Transactions
Net increase (decrease) in capital share transactions													11,382	63,653
						Total Increase (Decrease) in Net Assets							13,129	99,225

Net Assets
Beginning of period													254,750	155,525
End of period (including undistributed net investment income as set forth below)													$267,879	$254,750
Undistributed (overdistributed) net investment income (loss)													$117	$287

	Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$2,153		$40,115	$409		$676		$2,052		$1,941		$5,301
Reinvested	214		6,217	33		38		225		172		303
Redeemed	(1,620)		(40,022)	(347)		(378)		(1,995)		(1,173)		(2,932)
Net Increase (Decrease)	$747		$6,310	$95		$336		$282		$940		$2,672
Shares:
Sold	149		2,772	28		47		144		135		371
Reinvested	15		437	3		3		16		12		21
Redeemed	(115)		(2,781)	(25)		(27)		(141)		(83)		(207)
Net Increase (Decrease)	49		428	6		23		19		64		185
Year Ended October 31, 2017
Dollars:
Sold	$3,166		$83,885	$808		$935		$4,047		$3,876		$7,978
Reinvested	166		4,847	35		31		172		152		274
Redeemed	(1,181)		(34,435)	(486)		(441)		(1,403)		(2,398)		(6,375)
Net Increase (Decrease)	$2,151		$54,297	$357		$525		$2,816		$1,630		$1,877
Shares:
Sold	248		6,523	65		74		317		303		617
Reinvested	14		403	3		3		14		13		23
Redeemed	(93)		(2,670)	(38)		(35)		(110)		(192)		(493)
Net Increase (Decrease)	169		4,256	30		42		221		124		147

Distributions:
Period Ended April 30, 2018
From net investment income $	(161	) $	(4,851)	$(23	) $	(27	) $	(166	) $	(130	) $	(231)
From net realized gain on
investments	(53)		(1,366)	(10)		(11)		(60)		(43)		(72)
Total Dividends and Distributions $	(214	) $	(6,217)	$(33	) $	(38	) $	(226	) $	(173	) $	(303)
Year Ended October 31, 2017
From net investment income $	(59	) $	(2,014)	$(10	) $	(9	) $	(57	) $	(55	) $	(100)
From net realized gain on
investments	(107)		(2,833)	(25)		(22)		(115)		(97)		(174)
Total Dividends and Distributions $	(166	) $	(4,847)	$(35	) $	(31	) $	(172	) $	(152	) $	(274)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2065 Fund

							Period Ended	Period Ended
							April 30, 2018	October 31, 2017(a)
Operations
Net investment income (loss)							$3	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							98	–
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							62	3
		Net Increase (Decrease) in Net Assets Resulting from Operations					163	3

Dividends and Distributions to Shareholders
From net investment income							(1)	–
					Total Dividends and Distributions		(1)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							5,566	60
				Total Increase (Decrease) in Net Assets			5,728	63

Net Assets
Beginning of period							63	–
End of period (including undistributed net investment income as set forth below)							$5,791	$63
Undistributed (overdistributed) net investment income (loss)							$2	$–

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$10,551	$97	$56	$1,140	$81	$1,156
Redeemed	(7,195)	(6)	(45)	(60)	–	(209)
Net Increase (Decrease)	$3,356	$91	$11	$1,080	$81	$947
Shares:
Sold	999	9	5	109	7	106
Redeemed	(665)	–	(4)	(5)	–	(20)
Net Increase (Decrease)	334	9	1	104	7	86

Period Ended October 31, 2017(a)
Dollars:
Sold	$10	$10	$10	$10	$10	$10
Net Increase (Decrease)	$10	$10	$10	$10	$10	$10
Shares:
Sold	1	1	1	1	1	1
Net Increase (Decrease)	1	1	1	1	1	1

Distributions:
Period Ended April 30, 2018
From net investment income $	(1)	$–	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(1)	$–	$–	$–	$–	$–

Period Ended October 31, 2017(a)
From net investment income $	–	$–	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–	$–	$–

(a)	Period from September 6, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Principal LifeTime Hybrid 2015 Fund

				Period Ended	Year Ended
				April 30, 2018	October 31, 2017
Operations
Net investment income (loss)				$704	$364
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				492	177
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(1,083)	2,136
		Net Increase (Decrease) in Net Assets Resulting from Operations		113	2,677

Dividends and Distributions to Shareholders
From net investment income				(747)	(294)
From net realized gain on investments				(118)	(51)
			Total Dividends and Distributions	(865)	(345)

Capital Share Transactions
Net increase (decrease) in capital share transactions				11,991	19,184
			Total Increase (Decrease) in Net Assets	11,239	21,516

Net Assets
Beginning of period				33,734	12,218
End of period (including undistributed net investment income as set forth below)				$44,973	$33,734
Undistributed (overdistributed) net investment income (loss)				$68	$111

	Class J	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$723	$6,969	$12,726
Reinvested	–	802	63
Redeemed	–	(8,480)	(812)
Net Increase (Decrease)	$723	$(709)	$11,977
Shares:
Sold	67	632	1,159
Reinvested	–	73	6
Redeemed	–	(776)	(75)
Net Increase (Decrease)	67	(71)	1,090
Year Ended October 31, 2017
Dollars:
Sold	N/A	$27,257	$1,934
Reinvested	N/A	345	–
Redeemed	N/A	(10,254)	(98)
Net Increase (Decrease)	N/A	$17,348	$1,836
Shares:
Sold	N/A	2,635	183
Reinvested	N/A	34	–
Redeemed	N/A	(982)	(9)
Net Increase (Decrease)	N/A	1,687	174

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(693)	$(54)
From net realized gain on
investments	–	(109)	(9)
Total Dividends and Distributions $	–	$(802)	$(63)
Year Ended October 31, 2017
From net investment income	N/A	$(294)	$–
From net realized gain on
investments	N/A	(51)	–
Total Dividends and Distributions	N/A	$(345)	$–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Principal LifeTime Hybrid 2020 Fund

				Period Ended	Year Ended
				April 30, 2018	October 31, 2017
Operations
Net investment income (loss)				$2,480	$1,272
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				2,230	563
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(3,400)	8,987
		Net Increase (Decrease) in Net Assets Resulting from Operations		1,310	10,822

Dividends and Distributions to Shareholders
From net investment income				(2,634)	(1,081)
From net realized gain on investments				(507)	(169)
			Total Dividends and Distributions	(3,141)	(1,250)

Capital Share Transactions
Net increase (decrease) in capital share transactions				17,342	67,533
			Total Increase (Decrease) in Net Assets	15,511	77,105

Net Assets
Beginning of period				120,657	43,552
End of period (including undistributed net investment income as set forth below)				$136,168	$120,657
Undistributed (overdistributed) net investment income (loss)				$147	$301

	Class J	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$950	$12,707	$29,302
Reinvested	–	2,954	187
Redeemed	(30)	(27,887)	(841)
Net Increase (Decrease)	$920	$(12,226)	$28,648
Shares:
Sold	86	1,134	2,604
Reinvested	–	264	17
Redeemed	(3)	(2,482)	(75)
Net Increase (Decrease)	83	(1,084)	2,546
Year Ended October 31, 2017
Dollars:
Sold	N/A	$70,047	$6,982
Reinvested	N/A	1,250	–
Redeemed	N/A	(10,553)	(193)
Net Increase (Decrease)	N/A	$60,744	$6,789
Shares:
Sold	N/A	6,694	652
Reinvested	N/A	124	–
Redeemed	N/A	(999)	(18)
Net Increase (Decrease)	N/A	5,819	634

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(2,477)	$(157)
From net realized gain on
investments	–	(477)	(30)
Total Dividends and Distributions $	–	$(2,954)	$(187)
Year Ended October 31, 2017
From net investment income	N/A	$(1,081)	$–
From net realized gain on
investments	N/A	(169)	–
Total Dividends and Distributions	N/A	$(1,250)	$–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Principal LifeTime Hybrid 2025 Fund

					Period Ended	Year Ended
					April 30, 2018	October 31, 2017
Operations
Net investment income (loss)					$1,852	$520
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					1,872	252
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(2,630)	6,123
		Net Increase (Decrease) in Net Assets Resulting from Operations			1,094	6,895

Dividends and Distributions to Shareholders
From net investment income					(1,902)	(414)
From net realized gain on investments					(230)	(35)
				Total Dividends and Distributions	(2,132)	(449)

Capital Share Transactions
Net increase (decrease) in capital share transactions					18,719	70,286
				Total Increase (Decrease) in Net Assets	17,681	76,732

Net Assets
Beginning of period					89,606	12,874
End of period (including undistributed net investment income as set forth below)					$107,287	$89,606
Undistributed (overdistributed) net investment income (loss)					$74	$124

	Class J	Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$2,819	$11,700		$20,853
Reinvested	–	1,861		271
Redeemed	(74)	(16,261)		(2,450)
Net Increase (Decrease)	$2,745	$(2,700	) $	18,674
Shares:
Sold	248	1,021		1,801
Reinvested	–	162		24
Redeemed	(7)	(1,414)		(214)
Net Increase (Decrease)	241	(231)		1,611
Year Ended October 31, 2017
Dollars:
Sold	N/A	$63,037		$11,706
Reinvested	N/A	449		–
Redeemed	N/A	(4,555)		(351)
Net Increase (Decrease)	N/A	$58,931		$11,355
Shares:
Sold	N/A	5,898		1,074
Reinvested	N/A	44		–
Redeemed	N/A	(426)		(32)
Net Increase (Decrease)	N/A	5,516		1,042

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(1,660	) $	(242)
From net realized gain on
investments	–	(201)		(29)
Total Dividends and Distributions $	–	$(1,861	) $	(271)
Year Ended October 31, 2017
From net investment income	N/A	$(414	) $	–
From net realized gain on
investments	N/A	(35)		–
Total Dividends and Distributions	N/A	$(449	) $	–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Principal LifeTime Hybrid 2030 Fund

					Period Ended	Year Ended
					April 30, 2018	October 31, 2017
Operations
Net investment income (loss)					$2,486	$1,081
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					2,859	602
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(3,538)	10,939
		Net Increase (Decrease) in Net Assets Resulting from Operations			1,807	12,622

Dividends and Distributions to Shareholders
From net investment income					(2,567)	(1,008)
From net realized gain on investments					(543)	(237)
				Total Dividends and Distributions	(3,110)	(1,245)

Capital Share Transactions
Net increase (decrease) in capital share transactions					32,578	60,203
				Total Increase (Decrease) in Net Assets	31,275	71,580

Net Assets
Beginning of period					117,370	45,790
End of period (including undistributed net investment income as set forth below)					$148,645	$117,370
Undistributed (overdistributed) net investment income (loss)					$49	$130

	Class J	Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$1,462	$15,213		$41,042
Reinvested	–	2,796		314
Redeemed	–	(26,961)		(1,288)
Net Increase (Decrease)	$1,462	$(8,952	) $	40,068
Shares:
Sold	126	1,307		3,491
Reinvested	–	240		27
Redeemed	–	(2,306)		(110)
Net Increase (Decrease)	126	(759)		3,408
Year Ended October 31, 2017
Dollars:
Sold	N/A	$56,142		$12,298
Reinvested	N/A	1,245		–
Redeemed	N/A	(8,316)		(1,166)
Net Increase (Decrease)	N/A	$49,071		$11,132
Shares:
Sold	N/A	5,226		1,116
Reinvested	N/A	121		–
Redeemed	N/A	(768)		(104)
Net Increase (Decrease)	N/A	4,579		1,012

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(2,307	) $	(260)
From net realized gain on
investments	–	(489)		(54)
Total Dividends and Distributions $	–	$(2,796	) $	(314)
Year Ended October 31, 2017
From net investment income	N/A	$(1,008	) $	–
From net realized gain on
investments	N/A	(237)		–
Total Dividends and Distributions	N/A	$(1,245	) $	–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Principal LifeTime Hybrid 2035 Fund

				Period Ended	Year Ended
				April 30, 2018	October 31, 2017
Operations
Net investment income (loss)				$1,442	$365
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				1,894	278
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(2,159)	5,642
		Net Increase (Decrease) in Net Assets Resulting from Operations		1,177	6,285

Dividends and Distributions to Shareholders
From net investment income				(1,450)	(321)
From net realized gain on investments				(250)	(44)
			Total Dividends and Distributions	(1,700)	(365)

Capital Share Transactions
Net increase (decrease) in capital share transactions				15,229	53,357
			Total Increase (Decrease) in Net Assets	14,706	59,277

Net Assets
Beginning of period				69,159	9,882
End of period (including undistributed net investment income as set forth below)				$83,865	$69,159
Undistributed (overdistributed) net investment income (loss)				$42	$50

	Class J	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$815	$9,940	$16,473
Reinvested	–	1,413	287
Redeemed	–	(12,908)	(791)
Net Increase (Decrease)	$815	$(1,555)	$15,969
Shares:
Sold	68	834	1,360
Reinvested	–	119	24
Redeemed	–	(1,077)	(66)
Net Increase (Decrease)	68	(124)	1,318
Year Ended October 31, 2017
Dollars:
Sold	N/A	$45,850	$11,974
Reinvested	N/A	365	–
Redeemed	N/A	(4,310)	(522)
Net Increase (Decrease)	N/A	$41,905	$11,452
Shares:
Sold	N/A	4,207	1,072
Reinvested	N/A	35	–
Redeemed	N/A	(395)	(46)
Net Increase (Decrease)	N/A	3,847	1,026

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(1,205)	$(245)
From net realized gain on
investments	–	(208)	(42)
Total Dividends and Distributions $	–	$(1,413)	$(287)
Year Ended October 31, 2017
From net investment income	N/A	$(321)	$–
From net realized gain on
investments	N/A	(44)	–
Total Dividends and Distributions	N/A	$(365)	$–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Principal LifeTime Hybrid 2040 Fund

					Period Ended	Year Ended
					April 30, 2018	October 31, 2017
Operations
Net investment income (loss)					$1,750	$555
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					2,462	415
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(2,449)	7,827
		Net Increase (Decrease) in Net Assets Resulting from Operations			1,763	8,797

Dividends and Distributions to Shareholders
From net investment income					(1,764)	(519)
From net realized gain on investments					(380)	(156)
				Total Dividends and Distributions	(2,144)	(675)

Capital Share Transactions
Net increase (decrease) in capital share transactions					20,382	50,517
				Total Increase (Decrease) in Net Assets	20,001	58,639

Net Assets
Beginning of period					82,421	23,782
End of period (including undistributed net investment income as set forth below)					$102,422	$82,421
Undistributed (overdistributed) net investment income (loss)					$38	$52

	Class J	Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$1,107	$11,907		$19,918
Reinvested	–	1,764		380
Redeemed	(3)	(13,752)		(939)
Net Increase (Decrease)	$1,104	$(81	) $	19,359
Shares:
Sold	92	991		1,634
Reinvested	–	147		32
Redeemed	–	(1,138)		(78)
Net Increase (Decrease)	92	–		1,588
Year Ended October 31, 2017
Dollars:
Sold	N/A	$40,172		$15,149
Reinvested	N/A	675		–
Redeemed	N/A	(5,236)		(243)
Net Increase (Decrease)	N/A	$35,611		$14,906
Shares:
Sold	N/A	3,657		1,347
Reinvested	N/A	65		–
Redeemed	N/A	(478)		(22)
Net Increase (Decrease)	N/A	3,244		1,325

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(1,451	) $	(313)
From net realized gain on
investments	–	(313)		(67)
Total Dividends and Distributions $	–	$(1,764	) $	(380)
Year Ended October 31, 2017
From net investment income	N/A	$(519	) $	–
From net realized gain on
investments	N/A	(156)		–
Total Dividends and Distributions	N/A	$(675	) $	–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Principal LifeTime Hybrid 2045 Fund

					Period Ended	Year Ended
					April 30, 2018	October 31, 2017
Operations
Net investment income (loss)					$879	$193
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					1,333	159
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(1,212)	3,860
		Net Increase (Decrease) in Net Assets Resulting from Operations			1,000	4,212

Dividends and Distributions to Shareholders
From net investment income					(884)	(181)
From net realized gain on investments					(150)	(26)
				Total Dividends and Distributions	(1,034)	(207)

Capital Share Transactions
Net increase (decrease) in capital share transactions					8,779	33,223
				Total Increase (Decrease) in Net Assets	8,745	37,228

Net Assets
Beginning of period					43,465	6,237
End of period (including undistributed net investment income as set forth below)					$52,210	$43,465
Undistributed (overdistributed) net investment income (loss)					$11	$16

	Class J	Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$395	$5,413		$9,384
Reinvested	–	895		139
Redeemed	–	(7,174)		(273)
Net Increase (Decrease)	$395	$(866	) $	9,250
Shares:
Sold	33	445		759
Reinvested	–	74		11
Redeemed	–	(585)		(22)
Net Increase (Decrease)	33	(66)		748
Year Ended October 31, 2017
Dollars:
Sold	N/A	$29,976		$5,571
Reinvested	N/A	207		–
Redeemed	N/A	(2,495)		(36)
Net Increase (Decrease)	N/A	$27,688		$5,535
Shares:
Sold	N/A	2,712		491
Reinvested	N/A	20		–
Redeemed	N/A	(226)		(3)
Net Increase (Decrease)	N/A	2,506		488

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(765	) $	(119)
From net realized gain on
investments	–	(130)		(20)
Total Dividends and Distributions $	–	$(895	) $	(139)
Year Ended October 31, 2017
From net investment income	N/A	$(181	) $	–
From net realized gain on
investments	N/A	(26)		–
Total Dividends and Distributions	N/A	$(207	) $	–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Principal LifeTime Hybrid 2050 Fund

				Period Ended	Year Ended
				April 30, 2018	October 31, 2017
Operations
Net investment income (loss)				$788	$280
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				1,239	218
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(1,088)	4,197
		Net Increase (Decrease) in Net Assets Resulting from Operations		939	4,695

Dividends and Distributions to Shareholders
From net investment income				(795)	(274)
From net realized gain on investments				(207)	(94)
			Total Dividends and Distributions	(1,002)	(368)

Capital Share Transactions
Net increase (decrease) in capital share transactions				10,404	21,484
			Total Increase (Decrease) in Net Assets	10,341	25,811

Net Assets
Beginning of period				38,414	12,603
End of period (including undistributed net investment income as set forth below)				$48,755	$38,414
Undistributed (overdistributed) net investment income (loss)				$8	$15

	Class J	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$524	$6,058	$8,127
Reinvested	–	919	83
Redeemed	(7)	(5,057)	(243)
Net Increase (Decrease)	$517	$1,920	$7,967
Shares:
Sold	43	495	656
Reinvested	–	75	7
Redeemed	(1)	(412)	(20)
Net Increase (Decrease)	42	158	643
Year Ended October 31, 2017
Dollars:
Sold	N/A	$20,169	$3,039
Reinvested	N/A	368	–
Redeemed	N/A	(2,029)	(63)
Net Increase (Decrease)	N/A	$18,508	$2,976
Shares:
Sold	N/A	1,817	269
Reinvested	N/A	35	–
Redeemed	N/A	(179)	(5)
Net Increase (Decrease)	N/A	1,673	264

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(729)	$(66)
From net realized gain on
investments	–	(190)	(17)
Total Dividends and Distributions $	–	$(919)	$(83)
Year Ended October 31, 2017
From net investment income	N/A	$(274)	$–
From net realized gain on
investments	N/A	(94)	–
Total Dividends and Distributions	N/A	$(368)	$–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Principal LifeTime Hybrid 2055 Fund

				Period Ended	Year Ended
				April 30, 2018	October 31, 2017
Operations
Net investment income (loss)				$232	$48
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				374	41
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(319)	1,044
		Net Increase (Decrease) in Net Assets Resulting from Operations		287	1,133

Dividends and Distributions to Shareholders
From net investment income				(233)	(45)
From net realized gain on investments				(39)	(6)
			Total Dividends and Distributions	(272)	(51)

Capital Share Transactions
Net increase (decrease) in capital share transactions				2,707	8,405
			Total Increase (Decrease) in Net Assets	2,722	9,487

Net Assets
Beginning of period				11,401	1,914
End of period (including undistributed net investment income as set forth below)				$14,123	$11,401
Undistributed (overdistributed) net investment income (loss)				$3	$4

	Class J	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$124	$2,491	$1,956
Reinvested	–	256	16
Redeemed	–	(2,017)	(119)
Net Increase (Decrease)	$124	$730	$1,853
Shares:
Sold	10	199	156
Reinvested	–	21	1
Redeemed	–	(162)	(10)
Net Increase (Decrease)	10	58	147
Year Ended October 31, 2017
Dollars:
Sold	N/A	$8,194	$673
Reinvested	N/A	51	–
Redeemed	N/A	(471)	(42)
Net Increase (Decrease)	N/A	$7,774	$631
Shares:
Sold	N/A	727	59
Reinvested	N/A	5	–
Redeemed	N/A	(42)	(4)
Net Increase (Decrease)	N/A	690	55

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(219)	$(14)
From net realized gain on
investments	–	(37)	(2)
Total Dividends and Distributions $	–	$(256)	$(16)
Year Ended October 31, 2017
From net investment income	N/A	$(45)	$–
From net realized gain on
investments	N/A	(6)	–
Total Dividends and Distributions	N/A	$(51)	$–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Principal LifeTime Hybrid 2060 Fund

				Period Ended	Year Ended
				April 30, 2018	October 31, 2017
Operations
Net investment income (loss)				$45	$10
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				74	14
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(64)	196
		Net Increase (Decrease) in Net Assets Resulting from Operations		55	220

Dividends and Distributions to Shareholders
From net investment income				(45)	(9)
From net realized gain on investments				(11)	(2)
			Total Dividends and Distributions	(56)	(11)

Capital Share Transactions
Net increase (decrease) in capital share transactions				1,512	1,230
			Total Increase (Decrease) in Net Assets	1,511	1,439

Net Assets
Beginning of period				1,890	451
End of period (including undistributed net investment income as set forth below)				$3,401	$1,890
Undistributed (overdistributed) net investment income (loss)				$1	$1

	Class J	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$42	$1,030	$1,182
Reinvested	–	54	2
Redeemed	–	(595)	(203)
Net Increase (Decrease)	$42	$489	$981
Shares:
Sold	3	82	94
Reinvested	–	4	–
Redeemed	–	(47)	(16)
Net Increase (Decrease)	3	39	78
Year Ended October 31, 2017
Dollars:
Sold	N/A	$1,547	$109
Reinvested	N/A	11	–
Redeemed	N/A	(366)	(70)
Net Increase (Decrease)	N/A	$1,192	$39
Shares:
Sold	N/A	137	10
Reinvested	N/A	1	–
Redeemed	N/A	(31)	(6)
Net Increase (Decrease)	N/A	107	4

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(43)	$(2)
From net realized gain on
investments	–	(11)	–
Total Dividends and Distributions $	–	$(54)	$(2)
Year Ended October 31, 2017
From net investment income	N/A	$(9)	$–
From net realized gain on
investments	N/A	(2)	–
Total Dividends and Distributions	N/A	$(11)	$–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Principal LifeTime Hybrid 2065 Fund

				Period Ended	Period Ended
				April 30, 2018	October 31, 2017(a)
Operations
Net investment income (loss)				$1	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				1	–
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(97)	1
		Net Increase (Decrease) in Net Assets Resulting from Operations		(95)	1

Capital Share Transactions
Net increase (decrease) in capital share transactions				4,415	20
			Total Increase (Decrease) in Net Assets	4,320	21

Net Assets
Beginning of period				21	–
End of period (including undistributed net investment income as set forth below)				$4,341	$21
Undistributed (overdistributed) net investment income (loss)				$1	$–

	Class J	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2018(b)
Dollars:
Sold	$233	$38	$4,176
Redeemed	–	(10)	(22)
Net Increase (Decrease)	$233	$28	$4,154
Shares:
Sold	21	4	387
Redeemed	–	(1)	(2)
Net Increase (Decrease)	21	3	385

Period Ended October 31, 2017(a)
Dollars:
Sold	N/A	$10	$10
Net Increase (Decrease)	N/A	$10	$10
Shares:
Sold	N/A	1	1
Net Increase (Decrease)	N/A	1	1

Distributions:
Period Ended April 30, 2018(b)
From net investment income $	–	$–	$–
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $	–	$–	$–

Period Ended October 31, 2017(a)
From net investment income	N/A	$–	$–
From net realized gain on
investments	N/A	–	–
Total Dividends and Distributions	N/A	$–	$–

(a)	Period from September 6, 2017, date operations commenced, through October 31, 2017.
(b)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

					Principal LifeTime Hybrid Income
Amounts in thousands					Fund

					Period Ended	Year Ended
					April 30, 2018	October 31, 2017
Operations
Net investment income (loss)					$462	$300
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					200	50
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(681)	852
		Net Increase (Decrease) in Net Assets Resulting from Operations			(19)	1,202

Dividends and Distributions to Shareholders
From net investment income					(533)	(203)
From net realized gain on investments					(29)	(6)
				Total Dividends and Distributions	(562)	(209)

Capital Share Transactions
Net increase (decrease) in capital share transactions					2,385	14,292
				Total Increase (Decrease) in Net Assets	1,804	15,285

Net Assets
Beginning of period					24,069	8,784
End of period (including undistributed net investment income as set forth below)					$25,873	$24,069
Undistributed (overdistributed) net investment income (loss)					$57	$128

	Class J	Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2018(a)
Dollars:
Sold	$234	$2,699		$7,628
Reinvested	–	507		55
Redeemed	–	(8,155)		(583)
Net Increase (Decrease)	$234	$(4,949	) $	7,100
Shares:
Sold	23	259		735
Reinvested	–	49		5
Redeemed	–	(783)		(56)
Net Increase (Decrease)	23	(475)		684
Year Ended October 31, 2017
Dollars:
Sold	N/A	$18,122		$2,433
Reinvested	N/A	209		–
Redeemed	N/A	(6,217)		(255)
Net Increase (Decrease)	N/A	$12,114		$2,178
Shares:
Sold	N/A	1,796		238
Reinvested	N/A	21		–
Redeemed	N/A	(616)		(25)
Net Increase (Decrease)	N/A	1,201		213

Distributions:
Period Ended April 30, 2018(a)
From net investment income $	–	$(481	) $	(52)
From net realized gain on
investments	–	(26)		(3)
Total Dividends and Distributions $	–	$(507	) $	(55)
Year Ended October 31, 2017
From net investment income	N/A	$(203	) $	–
From net realized gain on
investments	N/A	(6)		–
Total Dividends and Distributions	N/A	$(209	) $	–

(a)	Period from March 1, 2018, date operations commenced, through April 30, 2018 for Class J shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

														Principal LifeTime Strategic Income
Amounts in thousands															Fund

														Period Ended		Year Ended
														April 30, 2018		October 31, 2017
Operations
Net investment income (loss)															$9,902	$13,208
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															7,086	14,126
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(15,637)	15,738
			Net Increase (Decrease) in Net Assets Resulting from Operations												1,351	43,072

Dividends and Distributions to Shareholders
From net investment income															(15,189)	(13,093)
From net realized gain on investments															(10,275)	(2,543)
								Total Dividends and Distributions							(25,464)	(15,636)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(69,918)	(136,797)
						Total Increase (Decrease) in Net Assets									(94,031)	(109,361)

Net Assets
Beginning of period															577,431	686,792
End of period (including undistributed net investment income as set forth below)															$483,400	$577,431
Undistributed (overdistributed) net investment income (loss)															$2,409	$7,696

	Class A		Class J	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$1,399		$1,471	$14,303		$248		$323		$2,416		$1,447		$3,192
Reinvested	749		3,476	18,453		133		167		921		470		1,074
Redeemed	(5,363)		(6,085)	(91,799)		(273)		(478)		(5,850)		(2,897)		(7,415)
Net Increase (Decrease)	$(3,215	) $	(1,138)	$(59,043	) $	108		$12		$(2,513	) $	(980	) $	(3,149)
Shares:
Sold	112		118	1,147		20		26		196		117		258
Reinvested	59		280	1,480		11		13		74		38		86
Redeemed	(422)		(492)	(7,405)		(22)		(38)		(473)		(235)		(595)
Net Increase (Decrease)	(251)		(94)	(4,778)		9		1		(203)		(80)		(251)
Year Ended October 31, 2017
Dollars:
Sold	$2,707		$6,131	$42,626		$668		$458		$6,724		$10,872		$7,025
Reinvested	411		1,770	11,688		58		97		486		320		794
Redeemed	(4,319)		(13,931)	(156,027)		(1,491)		(2,498)		(11,243)		(16,231)		(23,892)
Net Increase (Decrease)	$(1,201	) $	(6,030)	$ (101,713)		$(765	) $	(1,943	) $	(4,033	) $	(5,039	) $	(16,073)
Shares:
Sold	217		504	3,463		54		37		545		903		574
Reinvested	34		149	979		5		8		41		27		67
Redeemed	(348)		(1,142)	(12,669)		(122)		(202)		(917)		(1,340)		(1,949)
Net Increase (Decrease)	(97)		(489)	(8,227)		(63)		(157)		(331)		(410)		(1,308)

Distributions:
Period Ended April 30, 2018
From net investment income $	(432	) $	(2,047)	$(11,162	) $	(68	) $	(87	) $	(504	) $	(267	) $	(622)
From net realized gain on
investments	(333)		(1,431)	(7,294)		(65)		(80)		(417)		(203)		(452)
Total Dividends and Distributions $	(765	) $	(3,478)	$(18,456	) $	(133	) $	(167	) $	(921	) $	(470	) $	(1,074)
Year Ended October 31, 2017
From net investment income $	(343	) $	(1,468)	$(9,867	) $	(42	) $	(74	) $	(387	) $	(261	) $	(651)
From net realized gain on
investments	(79)		(303)	(1,821)		(16)		(23)		(99)		(59)		(143)
Total Dividends and Distributions $	(422	) $	(1,771)	$(11,688	) $	(58	) $	(97	) $	(486	) $	(320	) $	(794)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Real Estate Securities Fund

													Period Ended			Year Ended
													April 30, 2018			October 31, 2017
Operations
Net investment income (loss)													$	30,083		$	46,799
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														31,009			84,413
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(108,764)			151,051
			Net Increase (Decrease) in Net Assets Resulting from Operations												(47,672)		282,263

Dividends and Distributions to Shareholders
From net investment income															(38,108)		(49,616)
From net realized gain on investments															(69,081)		(87,154)
								Total Dividends and Distributions						(107,189)			(136,770)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(20,674)		663,109
							Total Increase (Decrease) in Net Assets							(175,535)			808,602

Net Assets
Beginning of period														3,718,691			2,910,089
End of period (including undistributed net investment income as set forth below)														$3,543,156			$3,718,691
Undistributed (overdistributed) net investment income (loss)													$	3,491		$	11,516

	Class A		Class C		Class J		Class P(a)	Institutional	R-1		R-2		R-3	R-4		R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$36,222		$4,546		$3,242		N/A	$411,244	$369		$3,462		$5,040	$6,815		$13,393	$188,245
Reinvested	6,656		1,206		5,089		N/A	42,519	135		346		1,369	1,708		4,872	31,429
Redeemed	(45,986)		(8,049)		(18,689)		N/A	(283,203)	(1,382)		(5,624)		(15,570)		(15,308)	(21,646)	(373,124)
Net Increase (Decrease)	$(3,108	) $	(2,297)		$ (10,358)		N/A	$170,560	$(878	) $	(1,816	) $	(9,161)	$(6,785	) $	(3,381)	$ (153,450)
Shares:
Sold	1,594		203		145		N/A	18,139	16		156		226	309		608	8,124
Reinvested	286		53		225		N/A	1,825	6		16		60	76		217	1,349
Redeemed	(2,009)		(358)		(841)		N/A	(12,462)	(60)		(256)		(696)		(697)	(968)	(15,618)
Net Increase (Decrease)	(129)		(102)		(471)		N/A	7,502	(38)		(84)		(410)		(312)	(143)	(6,145)
Year Ended October 31, 2017(b)
Dollars:
Sold	$88,972		$10,251		$9,249		$73,274	$1,559,722	$1,050		$7,859		$9,556	$14,198		$24,100	$1,373,976
Reinvested	10,570		1,434		7,092		3,649	84,008	241		461		2,193	2,646		6,703	4,742
Redeemed	(184,158)		(15,576)		(41,468)		(206,451)	(1,888,488)	(4,527)		(8,656)		(27,405)		(33,436)	(48,851)	(173,821)
Net Increase (Decrease)	$(84,616	) $	(3,891	) $	(25,127)		$ (129,528)	$ (244,758)	$(3,236	) $	(336	) $	(15,656)	$(16,592	) $	(18,048)	$ 1,204,897
Shares:
Sold	3,881		454		416		3,220	68,382	46		360		426	640		1,087	58,497
Reinvested	467		64		322		161	3,702	11		21		99	121		305	199
Redeemed	(8,006)		(690)		(1,868)		(8,938)	(80,999)	(202)		(394)		(1,219)		(1,503)	(2,210)	(7,341)
Net Increase (Decrease)	(3,658)		(172)		(1,130)		(5,557)	(8,915)	(145)		(13)		(694)		(742)	(818)	51,355

Distributions:
Period Ended April 30, 2018
From net investment income $	(2,636	) $	(260	) $	(1,689)		N/A	$(19,062)	$(35	) $	(159	) $	(405)	$(550	) $	(1,663)	$ (11,649)
From net realized gain on
investments	(5,725)		(984)		(3,407)		N/A	(33,320)	(100)		(418)		(964)		(1,158)	(3,209)	(19,796)
Total Dividends and Distributions $	(8,361	) $	(1,244	) $	(5,096)		N/A	$(52,382)	$(135	) $	(577	) $	(1,369)	$(1,708	) $	(4,872)	$ (31,445)
Year Ended October 31, 2017(b)
From net investment income $	(3,443	) $	(166	) $	(2,219	) $	(1,188)	$ (34,163)	$(40	) $	(177	) $	(553)	$(769	) $	(2,156)	$(4,742)
From net realized gain on
investments	(9,411)		(1,355)		(4,882)		(2,974)	(59,732)	(201)		(531)		(1,640)		(1,877)	(4,551)	–
Total Dividends and Distributions	$ (12,854) $		(1,521	) $	(7,101	) $	(4,162)	$ (93,895)	$(241	) $	(708	) $	(2,193)	$(2,646	) $	(6,707)	$(4,742)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Balanced Portfolio

									Period Ended				Year Ended
									April 30, 2018				October 31, 2017
Operations
Net investment income (loss)											$77,903			$70,337
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									346,578					274,302
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(347,196)					296,722
		Net Increase (Decrease) in Net Assets Resulting from Operations									77,285			641,361

Dividends and Distributions to Shareholders
From net investment income											(74,494)			(70,288)
From net realized gain on investments									(240,980)					(94,216)
						Total Dividends and Distributions			(315,474)					(164,504)

Capital Share Transactions
Net increase (decrease) in capital share transactions											94,393			(349,380)
					Total Increase (Decrease) in Net Assets				(143,796)					127,477

Net Assets
Beginning of period									4,886,675					4,759,198
End of period (including undistributed net investment income as set forth below)									$4,742,879					$4,886,675
Undistributed (overdistributed) net investment income (loss)											$5,053			$1,644

	Class A	Class C	Class J		Class P(a)	Institutional	R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$72,205	$35,979	$52,965		N/A	$51,904	$325	$328	$1,735		$2,977		$3,799
Reinvested	133,316	44,837	74,163		N/A	52,525	197	245	2,115		1,983		3,743
Redeemed	(161,765)	(74,425)		(86,260)	N/A	(93,790)	(872)	(183)	(5,834)		(6,413)		(11,406)
Net Increase (Decrease)	$43,756	$6,391	$40,868		N/A	$10,639	$(350)	$390	$(1,984	) $	(1,453	) $	(3,864)
Shares:
Sold	4,464	2,254	3,377		N/A	3,268	20	20	109		188		241
Reinvested	8,309	2,838	4,778		N/A	3,325	13	16	134		126		237
Redeemed	(9,989)	(4,674)		(5,526)	N/A	(5,895)	(54)	(11)	(370)		(400)		(723)
Net Increase (Decrease)	2,784	418	2,629		N/A	698	(21)	25	(127)		(86)		(245)
Year Ended October 31, 2017
Dollars:
Sold	$145,494	$66,411	$111,856		$10,817	$84,588	$952	$258	$6,155		$8,124		$49,835
Reinvested	69,067	20,327	37,843		388	29,293	88	149	1,178		1,126		3,647
Redeemed	(347,980)	(169,109)		(157,972)	(23,363)	(162,070)	(513)	(1,937)	(49,995)		(11,328)		(72,709)
Net Increase (Decrease)	$(133,419)	$ (82,371) $	(8,273)		$ (12,158)	$ (48,189)	$527	$(1,530)	$ (42,662)		$(2,078)		$ (19,227)
Shares:
Sold	9,291	4,316	7,397		709	5,431	62	17	401		533		3,313
Reinvested	4,560	1,372	2,573		26	1,957	6	10	79		76		245
Redeemed	(22,236)	(10,924)		(10,408)	(1,497)	(10,484)	(34)	(126)	(3,339)		(730)		(4,642)
Net Increase (Decrease)	(8,385)	(5,236)		(438)	(762)	(3,096)	34	(99)	(2,859)		(121)		(1,084)

Distributions:
Period Ended April 30, 2018
From net investment income	$ (32,004)	$(8,684)	$ (18,434)		N/A	$(13,439)	$(40)	$(53)	$(471	) $	(466	) $	(903)
From net realized gain on
investments	(103,150)	(36,446)		(55,866)	N/A	(39,168)	(157)	(192)	(1,644)		(1,517)		(2,840)
Total Dividends and Distributions	$ (135,154)	$(45,130)		$(74,300)	N/A	$(52,607)	$(197)	$(245)	$(2,115	) $	(1,983	) $	(3,743)
Year Ended October 31, 2017
From net investment income $	(30,076)	$(5,919)	$(17,497	) $	(155)	$(14,069)	$(29)	$(52)	$(429	) $	(474	) $	(1,588)
From net realized gain on
investments	(39,949)	(14,747)		(20,441)	(237)	(15,226)	(59)	(97)	(749)		(652)		(2,059)
Total Dividends and Distributions $	(70,025)	$(20,666)	$(37,938	) $	(392)	$(29,295)	$(88)	$(149)	$(1,178	) $	(1,126	) $	(3,647)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SAM Conservative Balanced Portfolio

													Period Ended				Year Ended
													April 30, 2018				October 31, 2017
Operations
Net investment income (loss)															$29,707			$35,171
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															85,376			52,781
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(102,621)					87,411
			Net Increase (Decrease) in Net Assets Resulting from Operations												12,462			175,363

Dividends and Distributions to Shareholders
From net investment income															(28,777)			(35,423)
From net realized gain on investments															(45,541)			(17,952)
								Total Dividends and Distributions							(74,318)			(53,375)

Capital Share Transactions
Net increase (decrease) in capital share transactions															10,333			(51,239)
							Total Increase (Decrease) in Net Assets								(51,523)			70,749

Net Assets
Beginning of period													1,806,744					1,735,995
End of period (including undistributed net investment income as set forth below)													$1,755,221					$1,806,744
Undistributed (overdistributed) net investment income (loss)															$2,490			$1,560

	Class A		Class C		Class J		Class P(a)	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$33,119		$15,495		$49,534		N/A	$15,281	$432		$79		$1,369		$4,823		$3,741
Reinvested	21,066		9,507		26,808		N/A	13,826	109		25		501		871		1,096
Redeemed	(51,123)		(24,162)		(57,596)		N/A	(41,508)	(848)		(85)		(2,409)		(3,188)		(6,430)
Net Increase (Decrease)	$3,062		$840		$18,746		N/A	$(12,401)	$(307	) $	19		$(539	) $	2,506		$(1,593)
Shares:
Sold	2,689		1,273		4,070		N/A	1,261	35		6		112		392		309
Reinvested	1,715		782		2,211		N/A	1,137	9		2		41		72		90
Redeemed	(4,148)		(1,986)		(4,752)		N/A	(3,413)	(69)		(7)		(198)		(262)		(531)
Net Increase (Decrease)	256		69		1,529		N/A	(1,015)	(25)		1		(45)		202		(132)
Year Ended October 31, 2017
Dollars:
Sold	$74,908		$27,297		$92,151		$2,641	$49,502	$628		$97		$3,587		$9,410		$8,192
Reinvested	15,102		5,847		18,822		212	10,729	65		29		390		594		1,082
Redeemed	(109,039)		(59,407)		(88,335)		(11,617)	(71,502)	(142)		(759)		(9,059)		(5,697)		(16,967)
Net Increase (Decrease)	$(19,029)		$ (26,263)		$22,638		$(8,764)	$ (11,271)	$551		$(633	) $	(5,082	) $	4,307		$(7,693)
Shares:
Sold	6,228		2,301		7,779		224	4,114	53		8		303		802		697
Reinvested	1,279		503		1,612		18	916	6		3		34		51		93
Redeemed	(9,040)		(4,987)		(7,435)		(966)	(6,014)	(12)		(63)		(770)		(475)		(1,412)
Net Increase (Decrease)	(1,533)		(2,183)		1,956		(724)	(984)	47		(52)		(433)		378		(622)

Distributions:
Period Ended April 30, 2018
From net investment income $	(8,284	) $	(3,112)		$ (10,752)		N/A	$(5,633)	$(37	) $	(9	) $	(185	) $	(337	) $	(428)
From net realized gain on
investments	(13,170)		(6,477)		(16,080)		N/A	(8,207)	(72)		(17)		(316)		(534)		(668)
Total Dividends and Distributions	$ (21,454)		$(9,589)		$ (26,832)		N/A	$(13,840)	$(109	) $	(26	) $	(501	) $	(871	) $	(1,096)
Year Ended October 31, 2017
From net investment income $	(10,270	) $	(3,258	) $	(12,912	) $	(122)	$(7,447)	$(40	) $	(17	) $	(243	) $	(396	) $	(718)
From net realized gain on
investments	(5,206)		(2,702)		(5,926)		(90)	(3,282)	(25)		(12)		(147)		(198)		(364)
Total Dividends and Distributions $	(15,476	) $	(5,960	) $	(18,838	) $	(212)	$(10,729)	$(65	) $	(29	) $	(390	) $	(595	) $	(1,082)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SAM Conservative Growth Portfolio

													Period Ended				Year Ended
													April 30, 2018				October 31, 2017
Operations
Net investment income (loss)															$55,654			$35,160
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													340,369					232,794
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(319,386)					277,827
			Net Increase (Decrease) in Net Assets Resulting from Operations												76,637			545,781

Dividends and Distributions to Shareholders
From net investment income															(53,909)			(35,045)
From net realized gain on investments													(208,448)					(64,573)
								Total Dividends and Distributions					(262,357)					(99,618)

Capital Share Transactions
Net increase (decrease) in capital share transactions													127,695					(215,462)
							Total Increase (Decrease) in Net Assets								(58,025)			230,701

Net Assets
Beginning of period													3,229,419					2,998,718
End of period (including undistributed net investment income as set forth below)													$3,171,394					$3,229,419
Undistributed (overdistributed) net investment income (loss)															$5,667			$3,922

	Class A		Class C		Class J		Class P(a)	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$57,819		$20,865		$29,140		N/A	$20,726	$151		$70		$3,611		$1,953		$3,969
Reinvested	121,339		41,609		48,438		N/A	42,212	176		166		1,651		1,254		3,272
Redeemed	(111,435)		(50,258)		(37,656)		N/A	(52,771)	(1,312)		(91)		(2,085)		(4,382)		(10,736)
Net Increase (Decrease)	$67,723		$12,216		$39,922		N/A	$10,167	$(985	) $	145		$3,177		$(1,175	) $	(3,495)
Shares:
Sold	3,130		1,203		1,616		N/A	1,131	8		4		200		107		221
Reinvested	6,603		2,439		2,728		N/A	2,346	10		9		93		70		183
Redeemed	(5,981)		(2,899)		(2,098)		N/A	(2,902)	(70)		(5)		(118)		(244)		(601)
Net Increase (Decrease)	3,752		743		2,246		N/A	575	(52)		8		175		(67)		(197)
Year Ended October 31, 2017
Dollars:
Sold	$92,407		$39,580		$65,417		$6,437	$51,408	$493		$191		$3,476		$4,408		$10,570
Reinvested	46,045		13,952		17,724		231	17,476	74		123		668		536		1,847
Redeemed	(227,418)		(106,986)		(80,883)		(13,430)	(108,259)	(392)		(2,757)		(14,959)		(7,350)		(26,091)
Net Increase (Decrease)	$(88,966)		$ (53,454)		$2,258		$(6,762)	$ (39,375)	$175		$(2,443)		$ (10,815)		$(2,406)		$ (13,674)
Shares:
Sold	5,226		2,403		3,836		378	2,918	28		11		203		262		630
Reinvested	2,749		890		1,093		14	1,065	5		8		42		33		113
Redeemed	(12,831)		(6,464)		(4,734)		(763)	(6,242)	(23)		(161)		(890)		(419)		(1,481)
Net Increase (Decrease)	(4,856)		(3,171)		195		(371)	(2,259)	10		(142)		(645)		(124)		(738)

Distributions:
Period Ended April 30, 2018
From net investment income	$ (25,722)		$(5,719)		$ (11,009)		N/A	$(10,160)	$(23	) $	(23	) $	(306	) $	(254	) $	(693)
From net realized gain on
investments	(97,307)		(36,232)		(37,463)		N/A	(32,225)	(153)		(144)		(1,345)		(1,000)		(2,579)
Total Dividends and Distributions	$ (123,029) $		(41,951	) $	(48,472)		N/A	$(42,385)	$(176	) $	(167	) $	(1,651	) $	(1,254	) $	(3,272)
Year Ended October 31, 2017
From net investment income $	(16,780	) $	(2,701	) $	(6,940	) $	(109)	$(7,370)	$(17	) $	(32	) $	(195	) $	(188	) $	(713)
From net realized gain on
investments	(29,837)		(11,570)		(10,806)		(147)	(10,110)	(57)		(91)		(473)		(348)		(1,134)
Total Dividends and Distributions	$ (46,617)		$ (14,271)		$(17,746	) $	(256)	$(17,480)	$(74	) $	(123	) $	(668	) $	(536	) $	(1,847)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Flexible Income Portfolio

									Period Ended			Year Ended
									April 30, 2018			October 31, 2017
Operations
Net investment income (loss)									$	42,406			$64,835
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										113,241			19,511
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(155,046)			93,611
		Net Increase (Decrease) in Net Assets Resulting from Operations								601			177,957

Dividends and Distributions to Shareholders
From net investment income											(42,900)		(65,100)
From net realized gain on investments											(18,003)		(9,941)
						Total Dividends and Distributions					(60,903)		(75,041)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(19,810)		123,871
					Total Increase (Decrease) in Net Assets						(80,112)		226,787

Net Assets
Beginning of period										2,758,703			2,531,916
End of period (including undistributed net investment income as set forth below)										$2,678,591			$2,758,703
Undistributed (overdistributed) net investment income (loss)									$		(289)		$205

	Class A	Class C		Class J	Class P(a)	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$101,511	$25,115		$71,478	N/A	$24,422	$315	$106	$722	$835		$1,552
Reinvested	21,326	6,588		26,851	N/A	5,045	29	14	122	119		359
Redeemed	(125,655)	(40,343)		(111,468)	N/A	(23,254)	(472)	(96)	(1,098)		(1,197)	(2,736)
Net Increase (Decrease)	$(2,818)	$(8,640)		$ (13,139)	N/A	$6,213	$(128)	$24	$(254)	$(243	) $	(825)
Shares:
Sold	8,154	2,039		5,778	N/A	1,967	26	9	59	68		126
Reinvested	1,710	533		2,171	N/A	406	2	1	10	10		29
Redeemed	(10,106)	(3,277)		(9,036)	N/A	(1,875)	(38)	(8)	(89)		(97)	(221)
Net Increase (Decrease)	(242)	(705)		(1,087)	N/A	498	(10)	2	(20)		(19)	(66)
Year Ended October 31, 2017
Dollars:
Sold	$209,865	$59,821		$ 234,164	$6,606	$73,007	$936	$66	$1,593	$1,649		$3,607
Reinvested	26,349	7,677		33,202	294	5,884	25	18	175	169		599
Redeemed	(209,024)	$(86,022)		(164,981)	(19,160)	(46,687)	(498)	(168)	(3,978)		(2,409)	(8,908)
Net Increase (Decrease)	$27,190	$(18,524)		$ 102,385	$(12,260)	$32,204	$463	$(84)	$(2,210)	$(591	) $	(4,702)
Shares:
Sold	17,124	4,940		19,334	546	5,943	76	5	131	135		300
Reinvested	2,164	639		2,747	24	484	2	2	15	14		49
Redeemed	(17,083)	(7,085)		(13,589)	(1,557)	(3,817)	(41)	(14)	(330)		(197)	(727)
Net Increase (Decrease)	2,205	(1,506)		8,492	(987)	2,610	37	(7)	(184)		(48)	(378)

Distributions:
Period Ended April 30, 2018
From net investment income $	(15,228)	$(4,291)		$ (19,244)	N/A	$(3,687)	$(19)	$(10)	$(84)	$(84	) $	(253)
From net realized gain on
investments	(6,371)	(2,377)		(7,661)	N/A	(1,401)	(10)	(4)	(38)		(35)	(106)
Total Dividends and Distributions $	(21,599)	$(6,668)		$ (26,905)	N/A	$(5,088)	$(29)	$(14)	$(122)	$(119	) $	(359)
Year Ended October 31, 2017
From net investment income $	(23,240)	$(6,376	) $	(29,183)	$(251)	$(5,205)	$(21)	$(15)	$(148)	$(145	) $	(516)
From net realized gain on
investments	(3,550)	(1,429)		(4,087)	(49)	(685)	(4)	(3)	(27)		(24)	(83)
Total Dividends and Distributions $	(26,790)	$(7,805	) $	(33,270)	$(300)	$(5,890)	$(25)	$(18)	$(175)	$(169	) $	(599)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SAM Strategic Growth Portfolio

													Period Ended				Year Ended
													April 30, 2018				October 31, 2017
Operations
Net investment income (loss)															$35,263			$20,816
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													291,431					115,994
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(273,484)					226,525
			Net Increase (Decrease) in Net Assets Resulting from Operations												53,210			363,335

Dividends and Distributions to Shareholders
From net investment income															(33,034)			(18,516)
From net realized gain on investments															(99,942)			(47,267)
								Total Dividends and Distributions					(132,976)					(65,783)

Capital Share Transactions
Net increase (decrease) in capital share transactions															60,188			(111,235)
							Total Increase (Decrease) in Net Assets								(19,578)			186,317

Net Assets
Beginning of period													1,981,443					1,795,126
End of period (including undistributed net investment income as set forth below)													$1,961,865					$1,981,443
Undistributed (overdistributed) net investment income (loss)															$11,725			$9,496

	Class A		Class C		Class J		Class P(a)	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$32,858		$12,640		$12,409		N/A	$17,125	$305		$88		$826		$1,980		$1,630
Reinvested	66,557		20,996		21,650		N/A	19,347	74		161		797		1,053		1,243
Redeemed	(65,228)		(28,165)		(23,190)		N/A	(25,854)	(972)		(310)		(2,206)		(2,049)		(3,577)
Net Increase (Decrease)	$34,187		$5,471		$10,869		N/A	$10,618	$(593	) $	(61	) $	(583	) $	984		$(704)
Shares:
Sold	1,572		660		610		N/A	832	15		4		41		97		80
Reinvested	3,208		1,112		1,079		N/A	954	4		8		40		52		62
Redeemed	(3,107)		(1,472)		(1,146)		N/A	(1,264)	(47)		(15)		(107)		(101)		(178)
Net Increase (Decrease)	1,673		300		543		N/A	522	(28)		(3)		(26)		48		(36)
Year Ended October 31, 2017
Dollars:
Sold	$56,829		$23,938		$28,179		$2,991	$38,348	$319		$268		$1,889		$3,623		$6,191
Reinvested	33,141		9,537		10,514		114	9,912	67		71		476		442		875
Redeemed	(147,740)		(60,452)		(40,178)		(5,843)	(58,320)	(817)		(429)		(9,555)		(2,575)		(13,050)
Net Increase (Decrease)	$(57,770)		$ (26,977)		$(1,485	) $	(2,738)	$ (10,060)	$(431	) $	(90	) $	(7,190	) $	1,490		$(5,984)
Shares:
Sold	2,922		1,347		1,510		162	1,971	16		14		101		190		336
Reinvested	1,814		569		594		7	554	4		4		27		25		49
Redeemed	(7,601)		(3,390)		(2,141)		(304)	(3,069)	(42)		(22)		(518)		(136)		(684)
Net Increase (Decrease)	(2,865)		(1,474)		(37)		(135)	(544)	(22)		(4)		(390)		79		(299)

Distributions:
Period Ended April 30, 2018
From net investment income	$ (17,096)		$(3,660	) $	(5,886)		N/A	$(5,581)	$(8	) $	(34	) $	(179	) $	(269	) $	(321)
From net realized gain on
investments	(50,400)		(17,452)		(15,765)		N/A	(13,808)	(66)		(127)		(618)		(784)		(922)
Total Dividends and Distributions	$ (67,496)		$ (21,112)		$ (21,651)		N/A	$(19,389)	$(74	) $	(161	) $	(797	) $	(1,053	) $	(1,243)
Year Ended October 31, 2017
From net investment income $	(9,732	) $	(1,253	) $	(3,412	) $	(39)	$(3,543)	$(9	) $	(13	) $	(109	) $	(128	) $	(278)
From net realized gain on
investments	(23,821)		(8,485)		(7,123)		(75)	(6,369)	(58)		(58)		(367)		(314)		(597)
Total Dividends and Distributions $	(33,553)		$(9,738	) $	(10,535	) $	(114)	$(9,912)	$(67	) $	(71	) $	(476	) $	(442	) $	(875)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Short-Term Income Fund

											Period Ended			Year Ended
											April 30, 2018			October 31, 2017
Operations
Net investment income (loss)											$		43,071		$74,723
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													(7,839)		2,252
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(49,217)		(4,486)
			Net Increase (Decrease) in Net Assets Resulting from Operations										(13,985)		72,489

Dividends and Distributions to Shareholders
From net investment income													(42,587)		(74,281)
								Total Dividends and Distributions					(42,587)		(74,281)

Capital Share Transactions
Net increase (decrease) in capital share transactions													76,948		1,113,818
							Total Increase (Decrease) in Net Assets						20,376		1,112,026

Net Assets
Beginning of period												4,214,968			3,102,942
End of period (including undistributed net investment income as set forth below)												$4,235,344			$4,214,968
Undistributed (overdistributed) net investment income (loss)											$		1,394		$910

	Class A		Class C		Class J		Class P(a)	Class T	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$65,174		$7,827		$ 13,490		N/A	$–	$553,618	$487	$353		$3,504	$2,595	$1,750
Reinvested	2,466		301		1,192		N/A	–	37,703	3	15		102	80	86
Redeemed	(95,156)		(14,666)		(25,725)		N/A	–	(470,544)	(175)	(137)		(3,347)	(2,273)	(1,775)
Net Increase (Decrease)	$(27,516	) $	(6,538)		$ (11,043)		N/A	$–	$120,777	$315	$231		$259	$402	$61
Shares:
Sold	5,378		646		1,115		N/A	–	45,623	40	29		290	215	145
Reinvested	204		25		98		N/A	–	3,116	–	1		8	7	7
Redeemed	(7,850)		(1,210)		(2,124)		N/A	–	(38,853)	(14)	(11)		(276)	(188)	(146)
Net Increase (Decrease)	(2,268)		(539)		(911)		N/A	–	9,886	26	19		22	34	6
Year Ended October 31, 2017(b)
Dollars:
Sold	$164,697		$20,722		$31,043		$90,703	$10	$1,925,450	$539	$432		$21,146	$3,637	$3,609
Reinvested	5,281		622		2,446		1,065	–	61,808	9	26		200	200	169
Redeemed	(184,023)		(30,628)		(37,640)		(226,275)	–	(697,209)	(1,378)	(381)		(28,805)	(7,826)	(5,831)
Net Increase (Decrease)	$(14,045	) $	(9,284	) $	(4,151)		$ (134,507)	$10	$1,290,049	$(830)	$77		$(7,459)	$(3,989)	$(2,053)
Shares:
Sold	13,523		1,699		2,548		7,451	1	158,205	43	35		1,739	298	296
Reinvested	433		51		201		87	–	5,070	1	2		16	17	14
Redeemed	(15,102)		(2,512)		(3,091)		(18,551)	–	(57,234)	(113)	(31)		(2,366)	(642)	(479)
Net Increase (Decrease)	(1,146)		(762)		(342)		(11,013)	1	106,041	(69)	6		(611)	(327)	(169)

Distributions:
Period Ended April 30, 2018
From net investment income $	(2,716	) $	(321	) $	(1,205)		N/A	$–	$(38,058)	$(3)	$(16	) $	(102)	$(80)	$(86)
From net realized gain on
investments	–		–		–		N/A	–	–	–	–		–	–	–
Total Dividends and Distributions $	(2,716	) $	(321	) $	(1,205)		N/A	$–	$(38,058)	$(3)	$(16	) $	(102)	$(80)	$(86)
Year Ended October 31, 2017(b)
From net investment income $	(5,979	) $	(669	) $	(2,463	) $	(1,515)	$–	$(63,049)	$(9)	$(28	) $	(200)	$(200)	$(169)
From net realized gain on
investments	–		–		–		–	–	–	–	–		–	–	–
Total Dividends and Distributions $	(5,979	) $	(669	) $	(2,463	) $	(1,515)	$–	$(63,049)	$(9)	$(28	) $	(200)	$(200)	$(169)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from June 12, 2017, date operations commenced, through October 31, 2017 for Class T shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														SmallCap Fund

												Period Ended				Year Ended
												April 30, 2018				October 31, 2017
Operations
Net investment income (loss)														$249				$(208)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														38,396				63,890
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(4,958)				62,234
			Net Increase (Decrease) in Net Assets Resulting from Operations											33,687		125,916

Dividends and Distributions to Shareholders
From net investment income														(367)				(3,209)
From net realized gain on investments														(51,190)				(11,869)
						Total Dividends and Distributions								(51,557)				(15,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions														18,266				(38,780)
					Total Increase (Decrease) in Net Assets									396				72,058

Net Assets
Beginning of period												626,460				554,402
End of period (including undistributed net investment income as set forth below)												$626,856				$626,460
Undistributed (overdistributed) net investment income (loss)														$(301)				$–

	Class A		Class C	Class J	Class P(a)	Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$10,499		$3,441	$2,456	N/A	$17,372		$156		$1,712		$1,187		$1,013		$3,089		$4,335
Reinvested	17,812		2,854	17,111	N/A	5,542		247		199		1,134		1,256		1,589		2,160
Redeemed	(25,835)		(3,909)	(12,999)	N/A	(19,597)		(308)		(3,439)		(2,296)		(3,104)		(5,096)		(315)
Net Increase (Decrease)	$2,476		$2,386	$6,568	N/A	$3,317		$95		$(1,528	) $	25		$(835	) $	(418	) $	6,180
Shares:
Sold	448		161	109	N/A	688		7		77		50		42		124		167
Reinvested	778		138	781	N/A	226		11		9		50		53		65		88
Redeemed	(1,103)		(184)	(579)	N/A	(784)		(13)		(152)		(97)		(126)		(206)		(12)
Net Increase (Decrease)	123		115	311	N/A	130		5		(66)		3		(31)		(17)		243
Year Ended October 31, 2017(b)
Dollars:
Sold	$25,151		$8,712	$7,353	$15,503	$41,976		$557		$3,193		$3,379		$5,110		$5,325		$22,021
Reinvested	5,307		602	5,393	311	1,728		58		58		336		370		505		–
Redeemed	(58,827)		(8,215)	(28,491)	(28,190)	(43,892)		(743)		(4,199)		(4,944)		(5,665)		(8,289)		(273)
Net Increase (Decrease)	$(28,369	) $	1,099	$(15,745)	$ (12,376)	$(188)		$(128	) $	(948	) $	(1,229	) $	(185	) $	(2,459	) $	21,748
Shares:
Sold	1,123		423	344	653	1,749		26		147		150		222		225		921
Reinvested	238		29	251	13	73		3		3		15		16		21		–
Redeemed	(2,624)		(398)	(1,326)	(1,182)	(1,831)		(35)		(194)		(219)		(243)		(348)		(12)
Net Increase (Decrease)	(1,263)		54	(731)	(516)	(9)		(6)		(44)		(54)		(5)		(102)		909

Distributions:
Period Ended April 30, 2018
From net investment income $	– $		–	$(76)	N/A	$(203)	$	– $		– $		– $		– $		(7	) $	(81)
From net realized gain on
investments	(18,155)		(2,877)	(17,039)	N/A	(5,824)		(247)		(997)		(1,134)		(1,256)		(1,582)		(2,079)
Total Dividends and Distributions	$ (18,155)		$(2,877)	$ (17,115)	N/A	$(6,027)		$(247	) $	(997	) $	(1,134	) $	(1,256	) $	(1,589	) $	(2,160)
Year Ended October 31, 2017(b)
From net investment income $	(955	) $	–	$(1,345)	$(87)	$(520)		$(2	) $	(44	) $	(52	) $	(81	) $	(123	) $	–
From net realized gain on
investments	(4,502)		(613)	(4,053)	(226)	(1,229)		(56)		(235)		(284)		(289)		(382)		–
Total Dividends and Distributions $	(5,457	) $	(613)	$(5,398)	$(313)	$(1,749)		$(58	) $	(279	) $	(336	) $	(370	) $	(505	) $	–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SmallCap Growth Fund I

													Period Ended	Year Ended
													April 30, 2018	October 31, 2017
Operations
Net investment income (loss)													$(4,676)	$(8,966)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													111,590	182,299
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(11,654)	246,190
		Net Increase (Decrease) in Net Assets Resulting from Operations											95,260	419,523

Dividends and Distributions to Shareholders
From net realized gain on investments													(93,775)	(44,070)
					Total Dividends and Distributions								(93,775)	(44,070)

Capital Share Transactions
Net increase (decrease) in capital share transactions													27,101	(185,825)
					Total Increase (Decrease) in Net Assets								28,586	189,628

Net Assets
Beginning of period													1,599,534	1,409,906
End of period (including undistributed net investment income as set forth below)													$1,628,120	$1,599,534
Undistributed (overdistributed) net investment income (loss)													$(9,108)	$(3,655)

	Class J	Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$3,490	$45,635	$235		$600		$1,854		$1,351		$3,888		$47,602
Reinvested	4,456	8,351	160		279		1,179		750		2,320		75,401
Redeemed	(5,195)	(25,232)	(391)		(2,099)		(5,539)		(2,704)		(9,612)		(119,678)
Net Increase (Decrease)	$2,751	$28,754	$4		$(1,220	) $	(2,506	) $	(603	) $	(3,404	) $	3,325
Shares:
Sold	325	3,192	21		52		152		104		287		3,319
Reinvested	428	600	14		25		100		60		178		5,429
Redeemed	(484)	(1,772)	(34)		(182)		(453)		(210)		(717)		(8,372)
Net Increase (Decrease)	269	2,020	1		(105)		(201)		(46)		(252)		376
Year Ended October 31, 2017
Dollars:
Sold	$8,088	$79,172	$402		$983		$2,834		$3,307		$6,884		$ 1,321,217
Reinvested	1,917	39,430	77		143		563		428		1,128		20
Redeemed	(11,491)	(1,498,804)	(787)		(1,792)		(6,011)		(6,687)		(11,431)		(115,415)
Net Increase (Decrease)	$(1,486)	$(1,380,202)	$(308)		$(666	) $	(2,614	) $	(2,952	) $	(3,419)		$ 1,205,822
Shares:
Sold	834	6,344	37		96		260		295		586		99,822
Reinvested	210	3,311	8		15		55		40		100		2
Redeemed	(1,188)	(114,356)	(75)		(175)		(564)		(581)		(957)		(8,634)
Net Increase (Decrease)	(144)	(104,701)	(30)		(64)		(249)		(246)		(271)		91,190

Distributions:
Period Ended April 30, 2018
From net investment income $	–	$–	$–	$	– $		– $		– $		– $		–
From net realized gain on
investments	(4,457)	(9,202)	(160)		(306)		(1,179)		(750)		(2,320)		(75,401)
Total Dividends and Distributions $	(4,457)	$(9,202)	$(160)		$(306	) $	(1,179	) $	(750	) $	(2,320	) $	(75,401)
Year Ended October 31, 2017
From net investment income $	–	$–	$–	$	– $		– $		– $		– $		–
From net realized gain on
investments	(1,918)	(39,776)	(77)		(160)		(563)		(428)		(1,128)		(20)
Total Dividends and Distributions $	(1,918)	$ (39,776)	$(77)		$(160	) $	(563	) $	(428	) $	(1,128	) $	(20)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														SmallCap S&P 600 Index Fund

														Period Ended		Year Ended
														April 30, 2018		October 31, 2017
Operations
Net investment income (loss)															$6,455	$12,961
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															102,711	97,732
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(53,042)	193,529
			Net Increase (Decrease) in Net Assets Resulting from Operations												56,124	304,222

Dividends and Distributions to Shareholders
From net investment income															(13,185)	(11,733)
From net realized gain on investments															(70,003)	(69,817)
								Total Dividends and Distributions							(83,188)	(81,550)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(12,370)	(8,024)
						Total Increase (Decrease) in Net Assets									(39,434)	214,648

Net Assets
Beginning of period															1,333,452	1,118,804
End of period (including undistributed net investment income as set forth below)															$1,294,018	$1,333,452
Undistributed (overdistributed) net investment income (loss)															$2,220	$9,464

	Class J	Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$7,002	$52,478		$1,283		$1,818		$13,444		$7,819		$19,594		$55,852
Reinvested	12,010	24,815		749		891		6,970		5,364		11,670		20,705
Redeemed	(15,324)		(112,096)	(2,667)		(5,705)		(31,340)		(20,440)		(34,750)		(32,512)
Net Increase (Decrease)	$3,688	$(34,803	) $	(635	) $	(2,996)		$ (10,926)		$ (7,257	) $	(3,486	) $	44,045
Shares:
Sold	266	1,894		47		65		476		273		687		2,029
Reinvested	462	906		28		32		250		190		412		756
Redeemed	(584)		(4,099)	(98)		(202)		(1,117)		(720)		(1,222)		(1,179)
Net Increase (Decrease)	144		(1,299)	(23)		(105)		(391)		(257)		(123)		1,606
Year Ended October 31, 2017(a)
Dollars:
Sold	$28,176	$193,197		$5,103		$6,971		$35,587		$25,989		$53,509	$ 326,613
Reinvested	11,744	41,169		852		1,087		8,102		5,336		13,191		1
Redeemed	(36,181)		(490,956)	(7,169)		(9,832)		(63,322)		(33,054)		(90,940)		(33,197)
Net Increase (Decrease)	$3,739	$(256,590	) $	(1,214	) $	(1,774	) $	(19,633	) $	(1,729	) $	(24,240)	$ 293,417
Shares:
Sold	1,131	7,463		198		268		1,337		971		1,998		12,480
Reinvested	471	1,571		33		41		304		198		488		–
Redeemed	(1,466)		(18,771)	(280)		(374)		(2,389)		(1,228)		(3,367)		(1,227)
Net Increase (Decrease)	136		(9,737)	(49)		(65)		(748)		(59)		(881)		11,253

Distributions:
Period Ended April 30, 2018
From net investment income $	(1,815)	$(4,334	) $	(45	) $	(69	) $	(729	) $	(706	) $	(1,732	) $	(3,755)
From net realized gain on
investments	(10,199)		(20,488)	(704)		(822)		(6,241)		(4,658)		(9,941)		(16,950)
Total Dividends and Distributions $	(12,014)	$(24,822	) $	(749	) $	(891	) $	(6,970	) $	(5,364	) $	(11,673	) $	(20,705)
Year Ended October 31, 2017(a)
From net investment income $	(1,611)	$(6,717	) $	(52	) $	(84	) $	(790	) $	(650	) $	(1,829	) $	–
From net realized gain on
investments	(10,145)		(34,506)	(800)		(1,005)		(7,312)		(4,686)		(11,362)		(1)
Total Dividends and Distributions $	(11,756)	$(41,223	) $	(852	) $	(1,089	) $	(8,102	) $	(5,336	) $	(13,191	) $	(1)

(a)	Period from November 22, 2016, date operations commenced, through October 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														SmallCap Value Fund II

													Period Ended		Year Ended
													April 30, 2018		October 31, 2017
Operations
Net investment income (loss)													$	3,034		$4,515
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														56,900		142,571
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(52,254)		107,153
		Net Increase (Decrease) in Net Assets Resulting from Operations												7,680		254,239

Dividends and Distributions to Shareholders
From net investment income														(5,214)		(6,447)
From net realized gain on investments														(69,663)		(71,733)
							Total Dividends and Distributions							(74,877)		(78,180)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(13,243)		(158,067)
					Total Increase (Decrease) in Net Assets									(80,440)		17,992

Net Assets
Beginning of period														1,237,113		1,219,121
End of period (including undistributed net investment income as set forth below)														$1,156,673		$1,237,113
Undistributed (overdistributed) net investment income (loss)													$	(156)		$2,379

	Class A	Class J		Class P(a)	Institutional		R-1		R-2		R-3		R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$2,127	$453		N/A	$33,726		$87		$361		$915		$804	$1,958	$20,783
Reinvested	411	1,129		N/A	10,702		73		171		710		409	1,832	58,848
Redeemed	(1,329)	(1,945)		N/A	(25,102)		(205)		(1,128)		(2,443)		(1,194)	(6,989)	(108,407)
Net Increase (Decrease)	$1,209	$(363)		N/A	$19,326		$(45	) $	(596	) $	(818	) $	19	$(3,199)	$ (28,776)
Shares:
Sold	163	36		N/A	2,599		7		30		72		62	149	1,561
Reinvested	31	87		N/A	806		6		14		56		32	141	4,434
Redeemed	(101)	(149)		N/A	(1,890)		(17)		(92)		(190)		(92)	(530)	(8,172)
Net Increase (Decrease)	93	(26)		N/A	1,515		(4)		(48)		(62)		2	(240)	(2,177)
Year Ended October 31, 2017
Dollars:
Sold	$7,524	$7,413		$1,661	$122,889		$645		$1,289		$2,261		$1,651	$11,310	$989,701
Reinvested	332	1,365		90	72,323		102		193		847		486	1,627	190
Redeemed	(4,168)	(9,928)		(2,043)	(1,251,663)		(1,147)		(1,768)		(6,147)		(3,862)	(8,557)	(92,683)
Net Increase (Decrease)	$3,688	$(1,150	) $	(292)	$(1,056,451)		$(400	) $	(286	) $	(3,039	) $	(1,725)	$4,380	$897,208
Shares:
Sold	568	571		125	9,290		53		105		177		128	869	77,101
Reinvested	25	104		7	5,405		8		15		66		37	123	14
Redeemed	(321)	(778)		(160)	(96,949)		(96)		(144)		(489)		(302)	(668)	(7,081)
Net Increase (Decrease)	272	(103)		(28)	(82,254)		(35)		(24)		(246)		(137)	324	70,034

Distributions:
Period Ended April 30, 2018
From net investment income $	–	$(8)		N/A	$(793)	$	– $		– $		– $		(6)	$(62)	$(4,345)
From net realized gain on
investments	(411)	(1,122)		N/A	(10,433)		(73)		(238)		(710)		(403)	(1,770)	(54,503)
Total Dividends and Distributions $	(411)	$(1,130)		N/A	$(11,226)		$(73	) $	(238	) $	(710	) $	(409)	$(1,832)	$(58,848)
Year Ended October 31, 2017
From net investment income $	(18)	$(47	) $	(3)	$(6,255)	$	– $		– $		(6	) $	(13)	$(89)	$(16)
From net realized gain on
investments	(316)	(1,318)		(87)	(66,640)		(102)		(244)		(841)		(473)	(1,538)	(174)
Total Dividends and Distributions $	(334)	$(1,365	) $	(90)	$(72,895)		$(102	) $	(244	) $	(847	) $	(486)	$(1,627)	$(190)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Tax-Exempt Bond Fund

							Period Ended	Year Ended
							April 30, 2018	October 31, 2017
Operations
Net investment income (loss)							$6,758	$14,160
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(951)	(3,761)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(6,525)	(8,004)
			Net Increase (Decrease) in Net Assets Resulting from Operations				(718)	2,395

Dividends and Distributions to Shareholders
From net investment income							(6,348)	(13,319)
						Total Dividends and Distributions	(6,348)	(13,319)

Capital Share Transactions
Net increase (decrease) in capital share transactions							8,098	(76,158)
						Total Increase (Decrease) in Net Assets	1,032	(87,082)

Net Assets
Beginning of period							344,871	431,953
End of period (including undistributed net investment income as set forth below)							$345,903	$344,871
Undistributed (overdistributed) net investment income (loss)							$1,783	$1,373

	Class A		Class C		Class P(a)	Institutional
Capital Share Transactions:
Period Ended April 30, 2018
Dollars:
Sold	$38,820		$3,016		N/A	$17,206
Reinvested	4,413		319		N/A	753
Redeemed	(41,463)		(4,362)		N/A	(10,604)
Net Increase (Decrease)	$1,770		$(1,027)		N/A	$7,355
Shares:
Sold	5,379		418		N/A	2,385
Reinvested	615		44		N/A	105
Redeemed	(5,768)		(605)		N/A	(1,471)
Net Increase (Decrease)	226		(143)		N/A	1,019
Year Ended October 31, 2017
Dollars:
Sold	$68,510		$6,282		$25,708	$45,478
Reinvested	9,178		651		645	579
Redeemed	(118,816)		(10,786)		(93,793)	(9,794)
Net Increase (Decrease)	$(41,128	) $	(3,853	) $	(67,440)	$(36,263)
Shares:
Sold	9,566		868		3,602	6,266
Reinvested	1,279		90		90	80
Redeemed	(16,569)		(1,504)		(13,025)	(1,352)
Net Increase (Decrease)	(5,724)		(546)		(9,333)	4,994

Distributions:
Period Ended April 30, 2018
From net investment income $	(5,098	) $	(380)		N/A	$(870)
From net realized gain on
investments	–		–		N/A	–
Total Dividends and Distributions $	(5,098	) $	(380)		N/A	$(870)
Year Ended October 31, 2017
From net investment income $	(10,868	) $	(797	) $	(961)	$(693)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(10,868	) $	(797	) $	(961)	$(693)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class T, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A, Class C, and Class T shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

On May 1, 2017, Principal Management Corporation (formerly the “Manager”) was merged into Principal Global Investors, LLC (the “Manager”). The merger did not involve a change in actual control or actual management with respect to the investment adviser of the Funds. The personnel responsible for fulfilling the obligations to the Funds pursuant to the investment advisory agreement remain the same.

Effective November 22, 2016, the initial purchases of $10,000 of R-6 shares of High Yield Fund, International Emerging Markets Fund, International Fund I, MidCap Fund, MidCap S&P 400 Index Fund, Real Estate Securities Fund, SmallCap Fund, and SmallCap S&P 600 Index Fund were made by the Manager.

Effective June 12, 2017, the initial purchases of $10,000 of Class T shares of Global Diversified Income Fund, High Yield Fund, and Short-Term Income Fund were made by the Manager.

Effective June 12, 2017, the initial purchases of $10,000 of R-6 shares of Global Diversified Income Fund was made by the Manager.

Effective June 23, 2017, Class P shares discontinued operations and converted to Institutional shares.

Effective September 6, 2017, the initial purchases of $10,000 of Institutional, R-1, R-2, R-3, R-4 and R-5 shares of LifeTime 2065 Fund were made by the Manager.

Effective September 6, 2017, the initial purchases of $10,000 of Institutional and R-6 shares of LifeTime Hybrid 2065 Fund were made by the Manager.

Effective December 20, 2017, the initial purchase of $1 of Institutional shares of Government Money Market Fund was by the Manager.

Effective March 1, 2018, the initial purchases of $10,000 of Class J shares of following funds were made by the Manager:

Principal LifeTime Hybrid 2015 Fund	Principal LifeTime Hybrid 2035 Fund	Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2020 Fund	Principal LifeTime Hybrid 2040 Fund	Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2025 Fund	Principal LifeTime Hybrid 2045 Fund	Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2030 Fund	Principal LifeTime Hybrid 2050 Fund	Principal LifeTime Hybrid Income Fund

Effective March 23, 2018, Money Market Fund’s Class C and Institutional Class shares were redeemed and discontinued operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

1. Organization (&ontinued)

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Certain of the Funds (as listed in the table below, singly “a Fund of Funds” and collectively, “the Funds of Funds”) invest in other series of the Fund which are valued at the closing net asset value per share of each respective fund on the day of valuation. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of the Fund and other publicly traded investment funds are referred to as the “Underlying Funds”.

Core Plus Bond Fund	MidCap Value Fund III	Principal LifeTime Hybrid 2040 Fund
Diversified International Fund	Overseas Fund	Principal LifeTime Hybrid 2045 Fund
Equity Income Fund	Principal Capital Appreciation Fund	Principal LifeTime Hybrid 2050 Fund
Global Diversified Income Fund	Principal LifeTime 2010 Fund	Principal LifeTime Hybrid 2055 Fund
Global Real Estate Securities Fund	Principal LifeTime 2015 Fund	Principal LifeTime Hybrid 2060 Fund
Government & High Quality Bond Fund	Principal LifeTime 2020 Fund	Principal LifeTime Hybrid 2065 Fund
High Yield Fund	Principal LifeTime 2025 Fund	Principal LifeTime Hybrid Income Fund
High Yield Fund I	Principal LifeTime 2030 Fund	Principal LifeTime Strategic Income Fund
Income Fund	Principal LifeTime 2035 Fund	Real Estate Securities Fund
Inflation Protection Fund	Principal LifeTime 2040 Fund	SAM Balanced Portfolio
International Emerging Markets Fund	Principal LifeTime 2045 Fund	SAM Conservative Balanced Portfolio
International Fund I	Principal LifeTime 2050 Fund	SAM Conservative Growth Portfolio
LargeCap Growth Fund	Principal LifeTime 2055 Fund	SAM Flexible Income Portfolio
LargeCap Growth Fund I	Principal LifeTime 2060 Fund	SAM Strategic Growth Portfolio
LargeCap S&P 500 Index Fund	Principal LifeTime 2065 Fund	Short-Term Income Fund
MidCap Fund	Principal LifeTime Hybrid 2015 Fund	SmallCap Fund
MidCap Growth Fund	Principal LifeTime Hybrid 2020 Fund	SmallCap Growth Fund I
MidCap Growth Fund III	Principal LifeTime Hybrid 2025 Fund	SmallCap S&P 600 Index Fund
MidCap S&P 400 Index Fund	Principal LifeTime Hybrid 2030 Fund	SmallCap Value Fund II
MidCap Value Fund I	Principal LifeTime Hybrid 2035 Fund

The Funds (with the exception of Government Money Market Fund and Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Government Money Market Fund qualifies as a government/agency fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Finisterre Unconstrained Emerging

Diversified International Fund		Markets Bond Fund		Global Diversified Income Fund
Euro	22.3%	Euro	5.6%	Euro	6.9%
Japanese Yen	15.9
British Pound	11.4
Canadian Dollar	8.1
Swiss Franc	5.5

International Emerging

Global Real Estate Securities Fund		Markets Fund		International Fund I
Euro	13.7%	Hong Kong Dollar	24.4%	Japanese Yen	18.1%
Japanese Yen	12.7	South Korean Won	15.2	Hong Kong Dollar	17.9
British Pound	5.4	Indian Rupee	10.5	Euro	13.7
		New Taiwan Dollar	9.7	British Pound	12.4
		Brazilian Real	8.7	Swiss Franc	5.4

Overseas Fund
Euro	31.6%
British Pound	24.8
Japanese Yen	15.6
Swiss Franc	7.5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund).

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund). Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses the Funds bear directly, each of the Fund of Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund of Funds will vary. Expenses included in the statement of operations of the Fund of Funds reflect the expenses of each Fund of Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2018, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the, shorter of the fiscal years from 2014-2016 or commencement of the fund’s operations to 2016. No examinations are in progress at this time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2018, Diversified International Fund had a deferred tax liability of $1,847,000 and International Emerging Markets Fund had a foreign tax refund receivable of $1,823,000 and had a deferred tax liability of $1,177,000 relating to foreign securities.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. As of October 31, 2017, the Fund has adopted the new rules, forms and amendments.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2018, California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund each loaned to the Facility. The interest income received is included in interest income on the statements of operations. There were no outstanding borrowings as of April 30, 2018.

During the period ended April 30, 2018, funds borrowing from the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Outstanding Balance	Interest Rate
California Municipal Fund	$79	2.02%
International Emerging Markets Fund	176	1.95
International Fund I	356	1.96
LargeCap Growth Fund	275	2.01
LargeCap S&P 500 Index Fund	321	2.15
LargeCap Value Fund	141	1.93
MidCap Fund	3,732	2.02
MidCap S&P 400 Index Fund	195	1.92
Real Estate Securities Fund	64	2.00
Tax-Exempt Bond Fund	36	2.20

The interest expense associated with these borrowings is included in other expenses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (&ontinued)

In addition, the Funds (with the exception of High Yield Fund I) participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. During the period ended April 30, 2018, Global Diversified Income Fund and Inflation Protection Fund borrowed against the line of credit. The average outstanding balance for the Global Diversified Income Fund liability during the period ended April 30, 2018 was $3,300 at a weighted average annual interest rate of 2.61%. The average outstanding balance for the Inflation Protection Fund liability during the period ended April 30, 2018 was $1,600 at a weighted average annual interest rate of 2.72%. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of April 30, 2018.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Contingent Convertible Securities. Certain Funds invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a CoCo’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a CoCo will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (&ontinued)

Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of April 30, 2018, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Core Plus Bond Fund
Financial Derivative Instruments: Over the Counter (“OTC”) Summary

	Counterparty
	Barclays

Assets*
Foreign Currency Contracts		$1,416
Total OTC		$1,416

Liabilities*
Foreign Currency Contracts		$(426)
Total OTC		$(426)

Net Market Value of OTC Derivatives		$990
Collateral (Received)/Pledged		—
Net Exposure		$990

Fund: Finisterre Unconstrained Emerging Markets Bond Fund
Financial Derivative Instruments: OTC Summary

			Counterparty
	Bank of
	New York Mellon		Barclays		HSBC		JP Morgan Chase		Total
Assets*
Credit Default Swaps	$—		$51		$—		$73		$124
Foreign Currency Contracts	16		—		36		—		52
Total Return Swaps	—		—		20		—		20
Total OTC	$16		$51		$56		$73		$196

Liabilities*
Credit Default Swaps	$—		$—		$—		$(113)		$(113)
Foreign Currency Contracts	—		—		(4)		—		(4)
Total OTC	$—		$—		$(4)		$(113)		$(117)

Net Market Value of OTC Derivatives	$16		$51		$52		$(40)		$79
Collateral (Received)/Pledged	—		—		—		—		—
Net Exposure	$16		$51		$52		$(40)		$79

Fund: Global Diversified Income Fund
Financial Derivative Instruments: OTC Summary

					Counterparty
							Standard
	Bank						Chartered	Toronto
	of			Goldman	JP Morgan		Bank – Hong	Dominion
	America		Barclays	Sachs	HSBC	Chase	Kong	Bank	Total
Assets*
Foreign Currency Contracts	$205		$—	$—	$36	$2,714	$699	$196	$3,850
Total OTC	$205		$—	$—	$36	$2,714	$699	$196	$3,850

Liabilities*
Foreign Currency Contracts	$(119)		$(61)	$(86)	$—	$(4,324)	$(524)	$—	$(5,114)
Total OTC	$(119)		$(61)	$(86)	$—	$(4,324)	$(524)	$—	$(5,114)

Net Market Value of OTC Derivatives	$86		$(61)	$(86)	$36	$(1,610)	$175	$196	$(1,264)
Collateral (Received)/Pledged	—		—	—	—	890 **	—	—	890 **
Net Exposure	$86		$(61)	$(86)	$36	$(720)	$175	$196	$(374)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Fund: High Yield Fund
Financial Derivative Instruments: OTC Summary

Counterparty
Barclays

Assets*
Foreign Currency Contracts	$91
Total OTC	$91
Liabilities*
Foreign Currency Contracts	$(7)
Total OTC	$(7)

Net Market Value of OTC Derivatives	$84
Collateral (Received)/Pledged	—
Net Exposure	$84

Fund: Inflation Protection Fund
Financial Derivative Instruments: OTC Summary

	ANZ BK	BOA	BARC	BNP	DB	GS	HSBC	JPM		MS	SCB	UBS	Total
Assets*
Foreign Currency
Contracts	$33	$512	$—	$755	$87	$79	$2	$—		$1	$722	$247	$2,438
Interest Rate Swaps	—	—	1,348	—	80	—	—	—		—	—	—	1,428
Purchased Interest
Rate Swaptions	—	—	638	—	2,434	—	—	216		—	—	—	3,288
Purchased Options	—	—	94	—	—	—	—	—		—	—	—	94
Total OTC	$33	$512	$2,080	$755	$2,601	$79	$2	$216		$1	$722	$247	$7,248

Liabilities*
Foreign Currency
Contracts	$(27)	$—	$—	$(22)	$(34)	$—	$—	$—		$—	$—	$(3)	$(86)
Written Interest Rate
Swaptions	—	—	—	—	(3,680)	—	—	—		—	—	—	(3,680)
Written Options	—	—	(17)	—	—	—	—	—		—	—	—	(17)
Total OTC	$(27)	$—	$(17)	$(22)	$(3,714)	$—	$—	$—		$—	$—	$(3)	$(3,783)

Net Market Value of
OTC Derivatives	$6	$512	$2,063	$733	$(1,113)	$79	$2	$216		$1	$722	$244	$3,465
Collateral
(Received)/Pledged	—	—	(1,230)^	—	10 **	—	—	(70	)^	—	—	—	(1,290)^
Net Exposure	$6	$512	$833	$733	$(1,103)	$79	$2	$146		$1	$722	$244	$2,175

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

**The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty ^ The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.

Counterparty Abbreviations used:
ANZ BK	Australia and New Zealand Banking Group	HSBC	HSBC Securities
BOA	Bank of America	JPM	JP Morgan Chase
BARC	Barclays Bank PLC	MS	Morgan Stanley
BNP	BNP Paribas	SCB	Standard Chartered Bank, Hong Kong
DB	Deutsche Bank AG	UBS	UBS AG
GS	Goldman Sachs

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statement of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Certain funds may pledge cash to a broker for securities sold short.

As of April 30, 2018, deposits with counterparty were as follows (amounts in thousands):

	FCM (Futures
	and Cleared Swaps)	Shorts	ISDA (OTC Derivatives)
Core Plus Bond Fund	$—	$—	$290
Finisterre Unconstrained Emerging Markets Bond Fund	249	—	550
Global Diversified Income Fund	—	16,938	890
High Yield Fund I	1,621	—	—
Inflation Protection Fund	8,342	—	10
International Fund I	2,708	—	—
LargeCap Growth Fund I	11,861	—	—
LargeCap S&P 500 Index Fund	3,323	—	—
LargeCap Value Fund III	6,227	—	—
MidCap Growth Fund III	3,814	—	—
MidCap S&P 400 Index Fund	465	—	—
MidCap Value Fund I	3,221	—	—
MidCap Value Fund III	2,412	—	—
Overseas Fund	7,735	—	—
SmallCap Growth Fund I	4,826	—	—
SmallCap S&P 600 Index Fund	1,390	—	—
SmallCap Value Fund II	3,319	—	—

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statement of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the fund by the broker is received in the fund’s custodian account.

As of April 30, 2018, deposits from counterparty were as follows (amounts in thousands):

	FCM (Futures
	and Cleared Swaps)	TBA Securities	ISDA (OTC Derivatives)
Core Plus Bond Fund	$—	$650	$—
Inflation Protection Fund	—	—	1,300

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The balances of the floating rate notes issued as of April 30, 2018 were $11,291,000 and $12,471,000 for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The average outstanding balances for the liability during the period ended April 30, 2018 were $13,434,000 and $12,471,000 at weighted average annual interest rates of 1.89% and 1.95% for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Future contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period, Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of April 30, 2018, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Core Plus Bond Fund	$1,200	$—
Global Diversified Income Fund	6,613	3
High Yield Fund	14,800	—
High Yield Fund I	40	—

Short Sales. Global Diversified Income Fund and LargeCap Growth Fund I entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2018 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Fund of Funds directly correspond to the performance and risks of the underlying funds in which the Fund of Funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a Fund of Funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Fund of Funds and each of the underlying funds. The Manager is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

As of April 30, 2018, the Fund of Funds owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Fund	Outstanding Shares Owned	Fund	Outstanding Shares Owned
Core Plus Bond Fund	82.23%	LargeCap Value Fund III	76.65%
Diversified International Fund	34.26	MidCap Fund	3.74
Equity Income Fund	37.05	MidCap Growth Fund III	47.81
Global Diversified Income Fund	9.14	MidCap S&P 400 Index Fund	25.22
Global Real Estate Securities Fund	17.37	MidCap Value Fund III	73.53
Government & High Quality Bond Fund	53.47	Overseas Fund	65.57
High Yield Fund	8.07	Principal Government Money Market Fund	100.00
High Yield Fund I	19.99	Real Estate Securities Fund	5.64
Income Fund	55.06	Short-Term Income Fund	43.03
Inflation Protection Fund	48.61	SmallCap Growth Fund I	25.80
International Emerging Markets Fund	34.17	SmallCap S&P 600 Index Fund	23.63
LargeCap Growth Fund I	22.71	SmallCap Value Fund II	33.86
LargeCap S&P 500 Index Fund	49.06

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives April 30, 2018			Liability Derivatives April 30, 2018
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Core Plus Bond Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$94*	Payables, Net Assets Consist of Net unrealized	$114	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$1,416	Payables	$426
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$512*	Payables, Net Assets Consist of Net unrealized	$212	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	2,022		$752
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$124	Payables, Net Assets Consist of Net unrealized	$113
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$52	Payables	$4
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$37*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	213		$117
Global Diversified Income Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$17,670	Payables, Net Assets Consist of Net unrealized	$30,947
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$3,850	Payables	$5,114
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$625*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	22,145		$36,061
High Yield Fund
Foreign exchange contracts	Receivables		$91	Payables	$7

High Yield Fund I
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$156*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Inflation Protection Fund
Foreign exchange contracts	Receivables		$2,532	Payables	$103
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$9,539*	Payables, Net Assets Consist of Net unrealized	$7,325	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	12,071		$7,428
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$28*	Payables, Net Assets Consist of Net unrealized	$116	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$3,314	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$696*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$1,947	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$670	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$126	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$446	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$71	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Overseas Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$156*	Payables, Net Assets Consist of Net unrealized	$256	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$1,516	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$358	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

	Asset Derivatives April 30, 2018		Liability Derivatives April 30, 2018
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$—	Payables, Net Assets Consist of Net unrealized	$929	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of exchange cleared swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Core Plus Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$(2,698)	$1,636
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	7	(1)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	(1,003)	801
	currency contracts /Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Futures	5,395	(733)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$1,701	$1,703
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$24	$6
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	(277)	(19)
	currency contracts /Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Futures	229	(69)
	contracts and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(24)	$(82)
Global Diversified Income Fund
Credit contracts	Net realized gain (loss) from Swap	$216	$(179)
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	(16,460)	5,966
	transactions and Options and swaptions /Net
	change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	1,409	(990)
	currency contracts/Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Futures	8,654	(1,527)
	contracts and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(6,181)	$3,270

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
High Yield Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$138	$(316)
	currency contracts/Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
High Yield Fund I
Credit contracts	Net realized gain (loss) from Swap	$(3)	$133
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$(2,319)	$29
	transactions, Foreign currency contracts, and
	Options and swaptions/Net change in
	unrealized appreciation/(depreciation) of
	Investments, Foreign currency contracts, and
	Options and swaptions
Interest rate contracts	Net realized gain (loss) from Investment	5,272	(312)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$2,953	$(283)
International Fund I
Equity contracts	Net realized gain (loss) from Futures	$1,145	$(531)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$10,784	$(8,115)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$9,676	$(66)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$161	$—
	contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$6,878	$(2,846)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures	$1,749	$(1,231)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$19	$(205)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$1,651	$(1,074)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$2,082	$(1,255)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Overseas Fund
Equity contracts	Net realized gain (loss) from Futures	$6,161	$(2,462)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$9,618	$(5,873)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(230)	$(350)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$3,585	$(2,482)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

April 30, 2018 (unaudited)

3. Operating Policies (Continued)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended April 30, 2018:

Contract Type	Derivative Type	Average Notional (000's)
Core Plus Bond Fund
Credit Contracts	Exchange Cleared Credit Default Swaps - Buy Protection	$76,418
Equity Contracts	Futures - Short	49
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	12,077
	Foreign Currency Contracts - Contracts to Deliver	32,487
Interest Rate Contracts	Futures - Long	79,606
	Futures - Short	161,117
Finisterre Unconstrained Emerging
Markets Bond Fund
Credit Contracts	Credit Default Swaps - Buy Protection	3,616
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	3,503
	Foreign Currency Contracts - Contracts to Deliver	5,914
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	3,627
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	1,392
	Futures - Short	4,042
	Interest Rate Swaps - Pay Floating Rate	6,304
	Interest Rate Swaps - Receive Floating Rate	7,948
	Total Return Swaps - Receive Floating Rate	1,953
Global Diversified Income Fund
Credit Contracts	Credit Default Swaps - Sell Protection	5,300
Equity Contracts	Purchased Options	1,346
	Written Options	7,753
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	318,642
	Foreign Currency Contracts - Contracts to Deliver	378,859
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	29,924
	Futures - Short	394,386
High Yield Fund
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	268
	Foreign Currency Contracts - Contracts to Deliver	13,184
High Yield Fund I
Credit Contracts	Exchange Cleared Credit Default Swaps - Sell Protection	19,333
Inflation Protection Fund
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	45,351
	Foreign Currency Contracts - Contracts to Deliver	203,544
	Purchased Options	57,882
	Written Options	31,728
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	393,514
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	258,013
	Futures - Long	181,081
	Futures - Short	377,495
	Interest Rate Swaps - Pay Floating Rate	12,462
	Interest Rate Swaps - Receive Floating Rate	55,379
	Purchased Interest Rate Swaptions	122,942
	Purchased Options	984
	Written Interest Rate Swaptions	281,472
	Written Options	493
International Fund I
Equity Contracts	Futures - Long	24,581
LargeCap Growth Fund I
Equity Contracts	Futures - Long	206,614
LargeCap S&P 500 Index Fund
Equity Contracts	Futures - Long	64,976

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2018 (unaudited)

3. Operating Policies (Continued)

Contract Type	Derivative Type		Average Notional (000's)
LargeCap Value Fund III
Equity Contracts	Futures - Long		$76,215
MidCap Growth Fund III
Equity Contracts	Futures - Long		41,129
MidCap S&P 400 Index Fund
Equity Contracts	Futures - Long		8,756
MidCap Value Fund I
Equity Contracts	Futures - Long		32,478
MidCap Value Fund III
Equity Contracts	Futures - Long		39,168
Overseas Fund
Equity Contracts	Futures - Long		124,485
SmallCap Growth Fund I
Equity Contracts	Futures - Long		84,100
SmallCap S&P 600 Index Fund
Equity Contracts	Futures - Long		16,272
SmallCap Value Fund II
Equity Contracts	Futures - Long		58,385

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the underlying investee securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 for the SHULRG ended April 30, 2018 due to lack of exchange-traded valuation data:

SmallCap Value Fund II  $ 85,574

Below are transfers from Level 2 to Level 1 for the period ended April 30, 2018 due to the resumption of trading for previous thinly traded securities:

Core Plus Bond Fund	$3,748,283
Global Diversified Income Fund	749,657
SmallCap Value Fund II	202,348

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

The following is a summary of the inputs used as of April 30, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Investment Companies*	$58	$—	$—	$58
Municipal Bonds*	—	405,631	—	405,631
Total investments in securities $	58	$405,631	$—	$405,689

Core Plus Bond Fund
Bonds*	$—	$2,152,891	$2,249	$2,155,140
Common Stocks
Communications	—	—	—	—
Energy	1,734	1,374	—	3,108
Convertible Bonds*	—	38	—	38
Investment Companies*	163,342	—	—	163,342
Preferred Stocks
Communications	1,277	—	21	1,298
Consumer, Non-cyclical	—	—	546	546
Financial	3,178	—	—	3,178
Government	3,706	—	—	3,706
Utilities	1,322	—	—	1,322
Senior Floating Rate Interests*	—	70,569	—	70,569
U.S. Government & Government Agency Obligations*	—	959,336	—	959,336
Total investments in securities $	174,559	$3,184,208	$2,816	$3,361,583
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$94	$—	$94
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,416	$—	$1,416
Interest Rate Contracts**
Futures	$512	$—	$—	$512
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(114)	$—	$(114)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(426)	$—	$(426)
Interest Rate Contracts**
Futures	$(212)	$—	$—	$(212)

Diversified International Fund
Common Stocks
Basic Materials	$155,596	$525,630	$—	$681,226
Communications	175,423	614,033	—	789,456
Consumer, Cyclical	339,843	2,015,488	—	2,355,331
Consumer, Non-cyclical	260,255	1,230,499	—	1,490,754
Diversified	2,278	44,772	—	47,050
Energy	291,219	810,222	—	1,101,441
Financial	684,939	2,681,565	—	3,366,504
Industrial	119,870	1,019,972	—	1,139,842
Technology	34,203	869,656	—	903,859
Utilities	—	181,339	—	181,339
Investment Companies*	436,186	—	—	436,186
Preferred Stocks	94,552	—	—	94,552
Total investments in securities $	2,594,364	$9,993,176	$—	$12,587,540

Equity Income Fund
Common Stocks*	$6,526,843	$—	$—	$6,526,843
Investment Companies*	93,186	—	—	93,186
Total investments in securities $	6,620,029	$—	$—	$6,620,029

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*	$—	$23,181	$850	$24,031
Convertible Bonds*	—	1,200	—	1,200
U.S. Government & Government Agency Obligations*	—	1,490	—	1,490
Total investments in securities $	—	$25,871	$850	$26,721

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Finisterre Unconstrained Emerging Markets Bond Fund (Continued)
Assets
Credit Contracts**
Credit Default Swaps	$—	$124	$—	$124
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$52	$—	$52
Interest Rate Contracts**
Futures	$17	$—	$—	$17
Total Return Swaps	—	20	—	20
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(113)	$—	$(113)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(4)	$—	$(4)

Global Diversified Income Fund
Bonds*	$—	$6,387,622	$96,099	$6,483,721
Common Stocks
Basic Materials	32,354	103,529	29,641	165,524
Communications	143,741	10,805	—	154,546
Consumer, Cyclical	128,707	162,265	68	291,040
Consumer, Non-cyclical	155,928	239,268	—	395,196
Diversified	—	17,975	—	17,975
Energy	319,795	97,252	991	418,038
Financial	1,050,244	835,158	—	1,885,402
Industrial	181,971	173,103	—	355,074
Technology	104,114	24,905	—	129,019
Utilities	598,038	194,470	—	792,508
Convertible Bonds*	—	1,463	—	1,463
Convertible Preferred Stocks
Financial	5,310	—	—	5,310
Credit Linked Structured Notes*	—	—	3,119	3,119
Investment Companies*	213,606	—	—	213,606
Preferred Stocks
Communications	3,866	10,057	—	13,923
Consumer, Non-cyclical	—	1,154	—	1,154
Financial	30,770	11,736	—	42,506
Government	741	5,380	—	6,121
Utilities	11,585	492	—	12,077
Senior Floating Rate Interests*	—	595,968	35,794	631,762
U.S. Government & Government Agency Obligations*	—	95,282	—	95,282
Purchased Options	17,670	—	—	17,670
Total investments in securities $	2,998,440	$8,967,884	$165,712	$12,132,036
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,850	$—	$3,850
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$4	$—	$4
Futures	621	—	—	621
Liabilities
Equity Contracts**
Written Options	$(30,947)	$—	$—	$(30,947)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(5,114)	$—	$(5,114)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$65,032	$47,895	$—	$112,927
Diversified	—	14,130	—	14,130
Financial	1,310,289	1,347,337	—	2,657,626
Technology	33,966	—	—	33,966
Investment Companies*	41,666	—	—	41,666
Total investments in securities $	1,450,953	$1,409,362	$—	$2,860,315

Government & High Quality Bond Fund
Bonds*	$—	$442,272	$—	$442,272
Investment Companies*	18,280	—	—	18,280
U.S. Government & Government Agency Obligations*	—	1,037,923	—	1,037,923
Total investments in securities $	18,280	$1,480,195	$—	$1,498,475

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Government Money Market Fund
Bonds*	$—	$2,400,895	$—	$2,400,895
Investment Companies*	290,100	—	—	290,100
U.S. Government & Government Agency Obligations*	—	269,532	—	269,532
Repurchase Agreements*	—	580,000	—	580,000
Total investments in securities $	290,100	$3,250,427	$—	$3,540,527

High Yield Fund
Bonds*	$—	$2,888,648	$—	$2,888,648
Common Stocks
Communications	—	—	—	—
Energy	14,819	18,499	—	33,318
Convertible Bonds*	—	—	—	—
Investment Companies*	109,792	—	—	109,792
Preferred Stocks
Communications	—	—	373	373
Consumer, Non-cyclical	—	—	6,767	6,767
Senior Floating Rate Interests*	—	231,921	—	231,921
Total investments in securities $	124,611	$3,139,068	$7,140	$3,270,819
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$91	$—	$91
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(7)	$—	$(7)

High Yield Fund I
Bonds*	$—	$952,298	$12,810	$965,108
Common Stocks
Communications	—	—	—	—
Consumer, Cyclical	—	—	—	—
Energy	—	17	—	17
Industrial	—	—	—	—
Convertible Bonds*	—	524	—	524
Investment Companies*	17,236	—	—	17,236
Preferred Stocks
Communications	—	—	23	23
Senior Floating Rate Interests*	—	114,156	—	114,156
Total investments in securities $	17,236	$1,066,995	$12,833	$1,097,064
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$156	$—	$156

Income Fund
Bonds*	$—	$1,933,074	$—	$1,933,074
Common Stocks
Energy	23,240	—	—	23,240
Financial	—	—	1	1
Industrial	—	—	24,961	24,961
Convertible Bonds*	—	18,739	—	18,739
Investment Companies*	62,931	—	—	62,931
Senior Floating Rate Interests*	—	20,171	—	20,171
U.S. Government & Government Agency Obligations*	—	1,046,556	—	1,046,556
Total investments in securities $	86,171	$3,018,540	$24,962	$3,129,673

Inflation Protection Fund
Bonds*	$—	$100,374	$—	$100,374
Investment Companies*	23,621	—	—	23,621
U.S. Government & Government Agency Obligations*	—	1,460,029	—	1,460,029
Purchased Interest Rate Swaptions	—	3,288	—	3,288
Purchased Options	—	94	—	94
Total investments in securities $	23,621	$1,563,785	$—	$1,587,406

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund (Continued)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,438	$—	$2,438
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$4,286	$—	$4,286
Futures	537	—	—	537
Interest Rate Swaps	—	1,428	—	1,428
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(86)	$—	$(86)
Written Options	—	(17)	—	(17)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(3,134)	$—	$(3,134)
Futures	(511)	—	—	(511)
Interest Rate Swaptions	—	(3,680)	—	(3,680)

International Emerging Markets Fund
Common Stocks
Basic Materials	$20,460	$49,171	$—	$69,631
Communications	70,421	92,934	—	163,355
Consumer, Cyclical	31,022	104,106	—	135,128
Consumer, Non-cyclical	24,177	9,822	—	33,999
Diversified	325	5,331	—	5,656
Energy	3,833	105,491	—	109,324
Financial	34,791	211,893	—	246,684
Industrial	—	43,608	—	43,608
Technology	—	131,350	—	131,350
Utilities	—	7,252	—	7,252
Investment Companies*	13,907	—	—	13,907
Preferred Stocks	16,362	—	—	16,362
Total investments in securities $	215,298	$760,958	$—	$976,256

International Fund I
Common Stocks
Basic Materials	$5,208	$52,292	$—	$57,500
Communications	17,626	10,501	—	28,127
Consumer, Cyclical	3,288	94,637	—	97,925
Consumer, Non-cyclical	4,911	21,308	—	26,219
Energy	—	16,139	—	16,139
Financial	—	102,368	—	102,368
Industrial	—	78,165	—	78,165
Technology	7,179	49,201	—	56,380
Utilities	—	4,016	—	4,016
Investment Companies*	24,787	—	—	24,787
Total investments in securities $	62,999	$428,627	$—	$491,626
Assets
Equity Contracts**
Futures	$28	$—	$—	$28
Liabilities
Equity Contracts**
Futures	$(116)	$—	$—	$(116)

LargeCap Growth Fund
Common Stocks*	$619,862	$—	$—	$619,862
Investment Companies*	7,297	—	—	7,297
Total investments in securities $	627,159	$—	$—	$627,159

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund I
Common Stocks
Basic Materials		$115,681	$—	$—	$115,681
Communications		1,899,125	—	854	1,899,979
Consumer, Cyclical		569,552	—	—	569,552
Consumer, Non-cyclical		2,040,025	—	—	2,040,025
Energy		8,371	—	—	8,371
Financial		745,613	—	—	745,613
Industrial		846,512	—	—	846,512
Technology		1,530,482	—	—	1,530,482
Utilities		45,455	—	—	45,455
Convertible Preferred Stocks
Communications		5,100	—	29,938	35,038
Investment Companies*		231,394	—	—	231,394
Preferred Stocks
Communications		—	—	4,963	4,963
Technology		—	1,316	4,557	5,873
	Total investments in securities $	8,037,310	$1,316	$40,312	$8,078,938
Liabilities
Equity Contracts**
Futures		$(3,314)	$—	$—	$(3,314)

LargeCap S&P 500 Index Fund
Common Stocks*		$5,229,309	$—	$—	$5,229,309
Investment Companies*		97,403	—	—	97,403
	Total investments in securities $	5,326,712	$—	$—	$5,326,712
Assets
Equity Contracts**
Futures		$696	$—	$—	$696

LargeCap Value Fund
Common Stocks*		$295,785	$—	$—	$295,785
Investment Companies*		146	—	—	146
	Total investments in securities $	295,931	$—	$—	$295,931

LargeCap Value Fund III
Common Stocks*		$2,064,250	$—	$—	$2,064,250
Investment Companies*		60,299	—	—	60,299
	Total investments in securities $	2,124,549	$—	$—	$2,124,549
Liabilities
Equity Contracts**
Futures		$(1,947)	$—	$—	$(1,947)

MidCap Fund
Common Stocks*		$15,382,892	$—	$—	$15,382,892
Investment Companies*		1,223	—	—	1,223
	Total investments in securities $	15,384,115	$—	$—	$15,384,115

MidCap Growth Fund
Common Stocks*		$173,984	$—	$—	$173,984
Investment Companies*		3,164	—	—	3,164
	Total investments in securities $	177,148	$—	$—	$177,148

MidCap Growth Fund III
Common Stocks*		$1,011,027	$—	$—	$1,011,027
Investment Companies*		37,657	—	—	37,657
	Total investments in securities $	1,048,684	$—	$—	$1,048,684
Liabilities
Equity Contracts**
Futures		$(670)	$—	$—	$(670)

MidCap S&P 400 Index Fund
Common Stocks*		$1,356,957	$—	$—	$1,356,957
Investment Companies*		18,886	—	—	18,886
	Total investments in securities $	1,375,843	$—	$—	$1,375,843
Liabilities
Equity Contracts**
Futures		$(126)	$—	$—	$(126)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap Value Fund I
Common Stocks*		$927,051	$—	$—	$927,051
Investment Companies*		30,228	—	—	30,228
	Total investments in securities $	957,279	$—	$—	$957,279
Liabilities
Equity Contracts**
Futures		$(446)	$—	$—	$(446)

MidCap Value Fund III
Common Stocks*		$1,164,782	$—	$—	$1,164,782
Investment Companies*		25,767	—	—	25,767
	Total investments in securities $	1,190,549	$—	$—	$1,190,549
Liabilities
Equity Contracts**
Futures		$(71)	$—	$—	$(71)

Money Market Fund
Bonds*		$—	$25,904	$—	$25,904
Commercial Paper*		—	367,208	—	367,208
Investment Companies*		18,920	—	—	18,920
Municipal Bonds*		—	39,279	—	39,279
Repurchase Agreements*		—	32,000	—	32,000
	Total investments in securities $	18,920	$464,391	$—	$483,311

Overseas Fund
Common Stocks
Basic Materials		$—	$262,534	$—	$262,534
Communications		40,590	237,559	—	278,149
Consumer, Cyclical		20,012	275,339	—	295,351
Consumer, Non-cyclical		36,862	499,878	—	536,740
Diversified		—	4,445	—	4,445
Energy		96,097	224,915	—	321,012
Financial		46,513	701,893	—	748,406
Industrial		35,647	478,407	—	514,054
Technology		—	100,242	—	100,242
Utilities		—	167,852	—	167,852
Investment Companies*		73,082	—	—	73,082
Preferred Stocks
Consumer, Cyclical		—	75,177	—	75,177
	Total investments in securities $	348,803	$3,028,241	$—	$3,377,044
Assets
Equity Contracts**
Futures		$156	$—	$—	$156
Liabilities
Equity Contracts**
Futures		$(256)	$—	$—	$(256)

Principal Capital Appreciation Fund
Common Stocks*		$1,761,174	$—	$—	$1,761,174
Investment Companies*		26,938	—	—	26,938
	Total investments in securities $	1,788,112	$—	$—	$1,788,112

Principal LifeTime 2010 Fund
Investment Companies*		$891,875	$—	$—	$891,875
	Total investments in securities $	891,875	$—	$—	$891,875

Principal LifeTime 2015 Fund
Investment Companies*		$557,057	$—	$—	$557,057
	Total investments in securities $	557,057	$—	$—	$557,057

Principal LifeTime 2020 Fund
Investment Companies*		$4,826,099	$—	$—	$4,826,099
	Total investments in securities $	4,826,099	$—	$—	$4,826,099

Principal LifeTime 2025 Fund
Investment Companies*		$1,681,790	$—	$—	$1,681,790
	Total investments in securities $	1,681,790	$—	$—	$1,681,790

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2030 Fund
Investment Companies*		$5,892,334	$—	$—	$5,892,334
	Total investments in securities $	5,892,334	$—	$—	$5,892,334

Principal LifeTime 2035 Fund
Investment Companies*		$1,294,718	$—	$—	$1,294,718
	Total investments in securities $	1,294,718	$—	$—	$1,294,718

Principal LifeTime 2040 Fund
Investment Companies*		$3,989,759	$—	$—	$3,989,759
	Total investments in securities $	3,989,759	$—	$—	$3,989,759

Principal LifeTime 2045 Fund
Investment Companies*		$907,196	$—	$—	$907,196
	Total investments in securities $	907,196	$—	$—	$907,196

Principal LifeTime 2050 Fund
Investment Companies*		$2,288,998	$—	$—	$2,288,998
	Total investments in securities $	2,288,998	$—	$—	$2,288,998

Principal LifeTime 2055 Fund
Investment Companies*		$401,245	$—	$—	$401,245
	Total investments in securities $	401,245	$—	$—	$401,245

Principal LifeTime 2060 Fund
Investment Companies*		$267,894	$—	$—	$267,894
	Total investments in securities $	267,894	$—	$—	$267,894

Principal LifeTime 2065 Fund
Investment Companies*		$5,805	$—	$—	$5,805
	Total investments in securities $	5,805	$—	$—	$5,805

Principal LifeTime Hybrid 2015 Fund
Investment Companies*		$44,975	$—	$—	$44,975
	Total investments in securities $	44,975	$—	$—	$44,975

Principal LifeTime Hybrid 2020 Fund
Investment Companies*		$136,172	$—	$—	$136,172
	Total investments in securities $	136,172	$—	$—	$136,172

Principal LifeTime Hybrid 2025 Fund
Investment Companies*		$107,291	$—	$—	$107,291
	Total investments in securities $	107,291	$—	$—	$107,291

Principal LifeTime Hybrid 2030 Fund
Investment Companies*		$148,646	$—	$—	$148,646
	Total investments in securities $	148,646	$—	$—	$148,646

Principal LifeTime Hybrid 2035 Fund
Investment Companies*		$83,868	$—	$—	$83,868
	Total investments in securities $	83,868	$—	$—	$83,868

Principal LifeTime Hybrid 2040 Fund
Investment Companies*		$102,423	$—	$—	$102,423
	Total investments in securities $	102,423	$—	$—	$102,423

Principal LifeTime Hybrid 2045 Fund
Investment Companies*		$52,212	$—	$—	$52,212
	Total investments in securities $	52,212	$—	$—	$52,212

Principal LifeTime Hybrid 2050 Fund
Investment Companies*		$48,756	$—	$—	$48,756
	Total investments in securities $	48,756	$—	$—	$48,756

Principal LifeTime Hybrid 2055 Fund
Investment Companies*		$14,125	$—	$—	$14,125
	Total investments in securities $	14,125	$—	$—	$14,125

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime Hybrid 2060 Fund
Investment Companies*		$3,403	$—	$—	$3,403
	Total investments in securities $	3,403	$—	$—	$3,403

Principal LifeTime Hybrid 2065 Fund
Investment Companies*		$4,331	$—	$—	$4,331
	Total investments in securities $	4,331	$—	$—	$4,331

Principal LifeTime Hybrid Income Fund
Investment Companies*		$25,875	$—	$—	$25,875
	Total investments in securities $	25,875	$—	$—	$25,875

Principal LifeTime Strategic Income Fund
Investment Companies*		$483,456	$—	$—	$483,456
	Total investments in securities $	483,456	$—	$—	$483,456

Real Estate Securities Fund
Common Stocks*		$3,479,210	$—	$—	$3,479,210
Investment Companies*		75,491	—	—	75,491
	Total investments in securities $	3,554,701	$—	$—	$3,554,701

SAM Balanced Portfolio
Investment Companies*		$4,745,540	$—	$—	$4,745,540
	Total investments in securities $	4,745,540	$—	$—	$4,745,540

SAM Conservative Balanced Portfolio
Investment Companies*		$1,756,145	$—	$—	$1,756,145
	Total investments in securities $	1,756,145	$—	$—	$1,756,145

SAM Conservative Growth Portfolio
Investment Companies*		$3,172,960	$—	$—	$3,172,960
	Total investments in securities $	3,172,960	$—	$—	$3,172,960

SAM Flexible Income Portfolio
Investment Companies*		$2,678,985	$—	$—	$2,678,985
	Total investments in securities $	2,678,985	$—	$—	$2,678,985

SAM Strategic Growth Portfolio
Investment Companies*		$1,963,215	$—	$—	$1,963,215
	Total investments in securities $	1,963,215	$—	$—	$1,963,215

Short-Term Income Fund***
Bonds*		$—	$4,167,666	$8,750	$4,176,416
Investment Companies*		13,969	—	—	13,969
U.S. Government & Government Agency Obligations*		—	35,186	—	35,186
	Total investments in securities $	13,969	$4,202,852	$8,750	$4,225,571

***Investments valued at $45,917 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

SmallCap Fund
Common Stocks*		$620,408	$—	$—	$620,408
Investment Companies*		7,323	—	—	7,323
	Total investments in securities $	627,731	$—	$—	$627,731

SmallCap Growth Fund I
Common Stocks
Basic Materials		$32,040	$—	$—	$32,040
Communications		167,521	—	—	167,521
Consumer, Cyclical		189,838	—	—	189,838
Consumer, Non-cyclical		397,917	—	3	397,920
Diversified		200	—	—	200
Energy		25,149	—	—	25,149
Financial		139,092	—	—	139,092
Industrial		268,682	—	—	268,682
Technology		300,364	—	—	300,364
Utilities		931	—	—	931
Investment Companies*		93,994	—	—	93,994
Preferred Stocks		17	—	—	17
	Total investments in securities $	1,615,745	$—	$3	$1,615,748

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Fund I (Continued)
Liabilities
Equity Contracts**
Futures		$(1,516)	$—	$—	$(1,516)

SmallCap S&P 600 Index Fund
Common Stocks*		$1,264,064	$—	$—	$1,264,064
Investment Companies*		31,854	—	—	31,854
	Total investments in securities $	1,295,918	$—	$—	$1,295,918
Liabilities
Equity Contracts**
Futures		$(358)	$—	$—	$(358)

SmallCap Value Fund II
Common Stocks
Basic Materials		$44,983	$—	$—	$44,983
Communications		42,249	—	3	42,252
Consumer, Cyclical		137,384	—	—	137,384
Consumer, Non-cyclical		136,426	25	—	136,451
Diversified		37	—	—	37
Energy		91,767	—	—	91,767
Financial		350,866	151	—	351,017
Government		184	—	—	184
Industrial		177,652	4	—	177,656
Technology		82,148	—	—	82,148
Utilities		28,355	—	—	28,355
Investment Companies*		60,357	—	—	60,357
Preferred Stocks		24	—	—	24
	Total investments in securities $	1,152,432	$180	$3	$1,152,615
Liabilities
Equity Contracts**
Futures		$(929)	$—	$—	$(929)

Tax-Exempt Bond Fund
Municipal Bonds*		$—	$354,300	$—	$354,300
	Total investments in securities $	—	$354,300	$—	$354,300

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value
		as of April		Unobservable
Fund	Asset Type	30, 2018	Valuation Technique	Input	Input Values(s)
Finisterre
Unconstrained
Emerging Markets Bond
Fund	Bonds	$850	Third Party Vendor	Broker Quote	$99.96

Global Diversified
Income Fund	Bonds	96,099	Benchmark Pricing	Base Price	0.00 – 103.41
	Common Stocks	29,830	Benchmark Pricing	Base Price	0.00 – 298,508.00
			Indicative Market
	Common Stocks	870	Quotations	Broker Quote	0.90 – 6.10
	Credit Linked Structured		Indicative Market
	Notes	3,119	Quotations	Broker Quote	76.20
	Senior Floating Rate
	Interests	35,794	Benchmark Pricing	Base Price	101.00
		165,712

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2018 (unaudited)

4. Fair Valuation (Continued)

		Fair Value
		as of April		Unobservable
Fund	Asset Type	30, 2018	Valuation Technique	Input	Input Values(s)
High Yield Fund I	Bonds	12,810	Benchmark Pricing	Base Price	100.00
			Indicative Market
	Preferred Stocks	23	Quotations	Broker Quote	1.25
		12,833
Short-Term Income
Fund	Bonds	8,750	Third Party Vendor	Broker Quote	100.00

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums							Net Change in Unrealized
			and Change							Appreciation/
	Value	Realized	in		Proceeds	Transfers			Value	(Depreciation) on
	October 31,	Gain/	Unrealized		from	into Level		Transfers Out of	April 30,	Investments Held at April
Fund	2017	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**	2018	30, 2018

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds	$—	$—	$7	$843	$—	$—		$—	$850	$5
Total	$—	$—	$7	$843	$—	$—		$—	$850	$5

Global Diversified Income Fund
Bonds	$61,523	$—	$1,166	$539	$—	$74,364		$(41,493)	$96,099	$(2,670)
Common Stocks
Basic Materials	1,516	—	13,215	14,910	—	—		—	29,641	13,215
Consumer,	68	—	—	—	—	—		—	68	—
Cyclical
Energy	189	—	—	—	—	802		—	991	55
Technology	8,743	—	—	—	—	—		(8,743)	—	—
Credit Linked	3,134	(6)	196	—	(205)	—		—	3,119	155
Structured Notes
Senior Floating	—	—	—	—	—	35,794		—	35,794	(697)
Rate Interests
Total	$75,173	$(6)	$14,577	$15,449	$(205)	$110,960		$(50,236)	$165,712	$10,058

High Yield Fund I
Bonds	$—	$87	$62	$12,748	$(87)	$—		$—	$12,810	$62
Common Stocks
Communications	6	—	—	—	—	—		(6)	—	—
Preferred Stock
Communications	63	—	(40)	—	—	—		—	23	(40)
Total	$69	$87	$22	$12,748	$(87)	$—		$(6)	$12,833	$22

Short-Term Income Fund
Bonds	$45,917	$—	$—	$8,750	$—	$—		$(45,917)	$8,750	$—
Total	$45,917	$—	$—	$8,750	$—	$—		$(45,917)	$8,750	$—

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds and Principal LifeTime Hybrid Funds do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Funds are as follows:

		Net Assets of Fund

	First	Next	Next	Over
	$500	$500	$500	$1.5			Net Assets of Fund (in billions)
	million	million	million	billion			First $1		Over $1
Finisterre Unconstrained Emerging					California Municipal Fund		.45%		.40%
Markets Bond Fund	1.02%	1.00%	.98%	.97%
MidCap Growth Fund	.65	.63	.61	.60
MidCap Growth Fund III	1.00	.96	.94	.92
MidCap Value Fund III	.65	.63	.61	.60
SmallCap Fund	.75	.73	.71	.70
Tax-Exempt Bond Fund	.45	.43	.41	.40

			Net Assets of Fund
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Over $3
	million	million	million	million	billion	billion
Core Plus Bond Fund	.55%	.53%	.51%	.50%	.48%	.45%
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
Global Real Estate Securities Fund	.90	.88	.86	.85	.84	.83
High Yield Fund I	.65	.63	.61	.60	.59	.58
Inflation Protection Fund	.40	.38	.36	.35	.34	.33
International Emerging Markets Fund	1.20	1.18	1.16	1.15	1.14	1.13
International Fund I	.90	.88	.86	.85	.84	.83
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
LargeCap Value Fund	.45	.43	.41	.40	.39	.38
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
MidCap Value Fund I	1.00	.98	.96	.95	.94	.93
Money Market Fund	.40	.39	.38	.37	.36	.35
Overseas Fund	1.10	1.08	1.06	1.05	1.04	1.03
Real Estate Securities Fund	.85	.83	.81	.80	.79	.78
SmallCap Growth Fund I	1.10	1.08	1.06	1.05	1.04	1.03
SmallCap Value Fund II	1.00	.98	.96	.95	.94	.93

				Net Assets of Fund
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Next $7	Over $10
	million	million	million	million	billion	billion	billion
Diversified International Fund	.90%	.88%	.86%	.85%	.83%	.80%	.79%

				Net Assets of Fund
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Next $9.5	Over $12.5
	million	million	million	million	billion	billion	billion
MidCap Fund	.65%	.63%	.61%	.60%	.59%	.58%	.57%

	Net Assets of Fund (in millions)						Net Assets of Fund (in billions)
	First $250	Over $250					First $2	Next $1	Over $3
High Yield Fund	.625%	.50%		Income Fund			.50%	.44%	.43%

	Net Assets of Fund (in millions)							Net Assets of Fund
	First	Next	Over				First	Next	Over
	$200	$300	$500				$500 million	$500 million	$1 billion
Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund			.625%	.50%	.375%

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
		April 30, 2018 (unaudited)
5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Fund (in billions)				Net Assets of Fund (in millions)
	First $2	Over $2			First $250	Next $250	Over $500
Government & High Quality Bond Fund	.50%	.45%		Equity Income Fund	.60%	.55%	.50%

Net Assets of Fund

	First	Next	Next	Next	Over
	$500 million	$500 million	$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

		All Net Assets
Government Money Market Fund		.15%
LargeCap S&P 500 Index Fund		.15
MidCap S&P 400 Index Fund		.15
SmallCap S&P 600 Index Fund		.15

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class T, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

Period from November 1, 2017 through April 30, 2018

	Class A		Class C	Class J	Class T	Institutional		Expiration
California Municipal Fund	N/A		N/A	N/A	N/A	.51%		February 28, 2019
Core Plus Bond Fund	.88%		1.75%	N/A	N/A	N/A		February 28, 2019
Diversified International Fund	N/A		2.08	N/A	N/A	.85		February 28, 2019
Equity Income Fund	N/A		N/A	N/A	N/A	.52		February 28, 2019
Finisterre Unconstrained Emerging Markets								February 28, 2019
Bond Fund	1.47		N/A	N/A	N/A	1.12
Global Diversified Income Fund	N/A		N/A	N/A	1.08%	.75		February 28, 2019
Global Real Estate Securities Fund	N/A		2.20	N/A	N/A	.94		February 28, 2019
Government & High Quality Bond Fund	.88		1.63	N/A	N/A	.53		February 28, 2019
Government Money Market Fund	N/A		N/A	N/A	N/A	.15	*	February 29, 2020
High Yield Fund	N/A		N/A	N/A	.90	.61		February 28, 2019
High Yield Fund I	1.05		N/A	N/A	N/A	N/A		February 28, 2019
Income Fund	N/A		N/A	N/A	N/A	.58		February 28, 2019
Inflation Protection Fund	.90		1.65	1.15%**	N/A	N/A		February 28, 2019
International Emerging Markets Fund	1.61		2.66	1.52	N/A	1.29	^	February 28, 2019
International Fund I	1.45		N/A	N/A	N/A	1.00		February 28, 2019
LargeCap Growth Fund	N/A		N/A	N/A	N/A	.68		February 28, 2019
LargeCap Growth Fund I	1.25	^^	N/A	N/A	N/A	.66	^^^	February 28, 2019
LargeCap S&P 500 Index Fund	N/A		1.30	N/A	N/A	N/A		February 28, 2019
LargeCap Value Fund	N/A		1.70	N/A	N/A	.43		February 28, 2019
MidCap Fund	N/A		N/A	N/A	N/A	.70		February 28, 2019
MidCap Growth Fund	N/A		N/A	N/A	N/A	.75		February 28, 2019
MidCap S&P 400 Index Fund	N/A		N/A	N/A	N/A	.25		February 28, 2019
MidCap Value Fund III	1.30		N/A	N/A	N/A	.75		February 28, 2019
Money Market Fund	0.50	***	N/A	0.65***	N/A	N/A		February 28, 2019
Principal Capital Appreciation Fund	N/A		N/A	N/A	N/A	.47		February 28, 2019
Principal LifeTime 2010 Fund	.38		N/A	N/A	N/A	N/A		February 28, 2019
Principal LifeTime 2020 Fund	.38		N/A	N/A	N/A	N/A		February 28, 2019
Principal LifeTime 2030 Fund	.38		N/A	N/A	N/A	N/A		February 28, 2019

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class C	Class J		Class T	Institutional		Expiration
Principal LifeTime 2040 Fund	.38%	N/A	N/A		N/A	N/A		February 28, 2019
Principal LifeTime 2050 Fund	.38	N/A	N/A		N/A	N/A		February 28, 2019
Principal LifeTime 2060 Fund	N/A	N/A	.38%		N/A	.10%		February 28, 2018
Principal LifeTime 2065 Fund	N/A	N/A	N/A		N/A	.10		February 28, 2019
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid 2065 Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Hybrid Income Fund	N/A	N/A	.30	#	N/A	.05		February 28, 2019
Principal LifeTime Strategic Income Fund	.38	N/A	N/A		N/A	N/A		February 28, 2019
Real Estate Securities Fund	N/A	N/A	N/A		N/A	.91		February 28, 2019
SAM Balanced Portfolio	N/A	N/A	N/A		N/A	.28		December 31, 2017
SAM Conservative Balanced Portfolio	.63	1.38%	.63%		N/A	.29		December 31, 2017
SAM Conservative Growth Portfolio	N/A	N/A	N/A		N/A	.29		December 31, 2017
SAM Flexible Income Portfolio	N/A	N/A	N/A		N/A	.29		December 31, 2017
SAM Strategic Growth Portfolio	N/A	N/A	N/A		N/A	.29		December 31, 2017
Short-Term Income Fund	N/A	N/A	N/A		.79%	.43		February 28, 2019
SmallCap Fund	N/A	2.08	N/A		N/A	.80	^^^^	February 28, 2019
SmallCap Growth Fund I	N/A	N/A	1.50	^^	N/A	1.02		February 28, 2019
SmallCap S&P 600 Index Fund	N/A	N/A	N/A		N/A	.27		February 28, 2019
SmallCap Value Fund II	1.45	N/A	N/A		N/A	.99	##	February 28, 2019
Tax-Exempt Bond Fund	N/A	1.60	N/A		N/A	.52		February 28, 2019

*	Period from December 20, 2017 to April 30, 2018.
**	Contractual expense limit expired February 28, 2018.
***	Period from January 1, 2018 to April 30, 2018.
^	Prior to March 1, 2018, the contractual expense limit was 1.34%.
^^	Contractual expense limit expires June 30, 2018.
^^^	Contractual expense limit will increase to .69 on July 1, 2018.
^^^^	Contractual expense limit will increase to .85 on July 1, 2018.
#	Period from March 1, 2018 to April 30, 2018.
##	Prior to March 1, 2018, the contractual expense limit was 1.01%.

		Period from November 1, 2017 through April 30, 2018
	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 28, 2019
Principal LifeTime 2060 Fund	.93	.80	.62	.43	.31	February 28, 2018
Principal LifeTime 2065 Fund	.93	.80	.62	.43	.31	February 28, 2019
Short-Term Income Fund	1.30	1.18	.99	.79	.68	February 28, 2019
SmallCap Growth Fund I	1.88	1.75	1.57	1.38	1.26	February 28, 2019

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Effective January 1, 2018, the Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expire February 28, 2019, are as follows:

		Period from January 1, 2018 through April 30, 2018
	Class A	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
SAM Balanced Portfolio	1.31%	2.05%	1.13%	.97%	1.84%	1.71%	1.53%	1.34%	1.22%
SAM Conservative Balanced Portfolio	1.24	1.99	1.06	.90	1.77	1.64	1.46	1.27	1.15
SAM Conservative Growth Portfolio	1.32	2.07	1.15	.98	1.85	1.72	1.54	1.35	1.23
SAM Flexible Income Portfolio	1.13	1.88	.98	.83	1.68	1.55	1.37	1.18	1.06
SAM Strategic Growth Portfolio	1.34	2.09	1.15	.97	1.84	1.71	1.53	1.34	1.22

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

			Expiration
Core Plus Bond Fund	.060%		February 28, 2019
Global Diversified Income Fund	.010		February 28, 2019
LargeCap Growth Fund I	.016		February 28, 2019
LargeCap Value Fund III	.062		February 28, 2019
MidCap Growth Fund III	.080		February 28, 2019
MidCap Value Fund I	.120		February 28, 2019
MidCap Value Fund III	.014		February 28, 2019
Overseas Fund	.065		February 28, 2019
SmallCap Growth Fund I	.092		February 28, 2019
SmallCap Value Fund II	.040	^	February 28, 2019

^Prior to January 1, 2018, the contractual limit was .03%.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through the period ending February 29, 2020. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:

	Period from November 1, 2017 through April 30, 2018
	R-6	Expiration
Global Diversified Income Fund	.02%	February 28, 2019
Global Real Estate Securities Fund	.02	February 28, 2019
High Yield Fund	.02	February 28, 2019
Income Fund	.01	February 28, 2019
International Emerging Markets Fund	.02	February 28, 2019
International Fund I	.02	February 28, 2019
LargeCap Growth Fund I	.02	February 28, 2019
MidCap Fund	.02	February 28, 2019
MidCap S&P 400 Index Fund	.02	February 28, 2019
MidCap Value Fund III	.02	February 28, 2019
Principal LifeTime Hybrid 2015 Fund	.02	February 28, 2019
Principal LifeTime Hybrid 2020 Fund	.02	February 28, 2019
Principal LifeTime Hybrid 2025 Fund	.02	February 28, 2019
Principal LifeTime Hybrid 2030 Fund	.02	February 28, 2019
Principal LifeTime Hybrid 2035 Fund	.02	February 28, 2019
Principal LifeTime Hybrid 2040 Fund	.02	February 28, 2019
Principal LifeTime Hybrid 2045 Fund	.02	February 28, 2019
Principal LifeTime Hybrid 2050 Fund	.02	February 28, 2019
Principal LifeTime Hybrid 2055 Fund	.02	February 28, 2019
Principal LifeTime Hybrid 2060 Fund	.02	February 28, 2019
Principal LifeTime Hybrid 2065 Fund	.02	February 28, 2019
Principal LifeTime Hybrid Income Fund	.02	February 28, 2019
Real Estate Securities Fund	.02	February 28, 2019
SmallCap Fund	.02	February 28, 2019
SmallCap Growth Fund I	.01	February 28, 2019
SmallCap S&P 600 Index Fund	.02	February 28, 2019
SmallCap Value Fund II	.02	February 28, 2019

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Distribution Fees. The Class A, Class C, Class J, Class T, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, Class T, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2019.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled monthly.

Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The Distributor also retains sales charges on sales of Class T shares based on declining rates which begin at 2.50% for Global Diversified Income Fund, High Yield Fund, and Short-Term Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2018, were as follows (amounts in thousands):

	Class A	Class C	Class J
California Municipal Fund	$22	$2	N/A
Core Plus Bond Fund	18	–	$1
Diversified International Fund	83	1	5
Equity Income Fund	139	3	N/A
Finisterre Unconstrained Emerging Markets Bond Fund	2	N/A	N/A
Global Diversified Income Fund	372	52	N/A
Global Real Estate Securities Fund	25	–	N/A
Government & High Quality Bond Fund	48	2	2
High Yield Fund	60	6	N/A
High Yield Fund I	8	N/A	N/A
Income Fund	66	3	3
Inflation Protection Fund	2	–	1
International Emerging Markets Fund	68	1	3
International Fund I	17	N/A	N/A
LargeCap Growth Fund	78	–	–
LargeCap Growth Fund I	35	N/A	2
LargeCap S&P 500 Index Fund	141	2	18
LargeCap Value Fund	44	–	–
LargeCap Value Fund III	N/A	N/A	1
MidCap Fund	136	2	1
MidCap Growth Fund	N/A	N/A	2
MidCap S&P 400 Index Fund	N/A	N/A	6
MidCap Value Fund I	N/A	N/A	1
MidCap Value Fund III	62	N/A	1
Money Market Fund	3	1	21
Principal Capital Appreciation Fund	137	2	N/A
Principal LifeTime 2010 Fund	6	N/A	9
Principal LifeTime 2020 Fund	61	N/A	41
Principal LifeTime 2030 Fund	124	N/A	57
Principal LifeTime 2040 Fund	127	N/A	31
Principal LifeTime 2050 Fund	127	N/A	16
Principal LifeTime 2060 Fund	N/A	N/A	1
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	1
Principal LifeTime Strategic Income Fund	8	N/A	1
Real Estate Securities Fund	72	3	3
SAM Balanced Portfolio	595	18	66
SAM Conservative Balanced Portfolio	243	10	39
SAM Conservative Growth Portfolio	487	12	29
SAM Flexible Income Portfolio	463	14	129
SAM Strategic Growth Portfolio	401	14	13
Short-Term Income Fund	160	7	14
SmallCap Fund	88	2	1
SmallCap Growth Fund I	N/A	N/A	1
SmallCap S&P 600 Index Fund	N/A	N/A	4
SmallCap Value Fund II	13	N/A	–
Tax-Exempt Bond Fund	45	1	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At April 30, 2018, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A Class P		Class J Institutional R-1			R-2	R-3	R-4	R-5	R-6
California Municipal Fund	–	N/A	N/A	–	N/A	N/A	N/A	N/A	N/A	N/A
Core Plus Bond Fund	–	N/A	–	2,019	–	–	–	–	–	N/A
Diversified International Fund	–	–	–	520,070	–	–	–	–	–	N/A
Equity Income Fund	–	–	N/A	62,902	–	–	–	–	–	N/A
Finisterre Unconstrained Emerging Markets
Bond Fund	10	N/A	N/A	2,608	N/A	N/A	N/A	N/A	N/A	N/A
Global Diversified Income Fund	–	–	N/A	41	N/A	N/A	N/A	N/A	N/A	88,594
Global Real Estate Securities Fund	–	–	N/A	474	N/A	N/A	–	1	1	5,003
Government & High Quality Bond Fund	–	–	–	25	–	–	–	–	–	N/A
High Yield Fund	–	–	N/A	571	N/A	N/A	N/A	N/A	N/A	20,157
High Yield Fund I	–	N/A	N/A	78,326	N/A	N/A	N/A	N/A	N/A	N/A
Income Fund	–	–	–	96	–	–	–	–	–	49,242
Inflation Protection Fund	–	N/A	–	81,000	–	–	–	–	–	N/A
International Emerging Markets Fund	–	–	–	32	–	–	–	–	–	7,645
International Fund I	–	N/A	N/A	–	–	–	–	–	–	16,566
LargeCap Growth Fund	–	–	–	–	–	–	–	–	–	N/A
LargeCap Growth Fund I	–	N/A	–	–	–	–	–	–	–	205,720
LargeCap S&P 500 Index Fund	–	N/A	–	6,111	–	–	–	–	–	N/A
LargeCap Value Fund	–	N/A	–	–	–	–	–	–	–	N/A
LargeCap Value Fund III	N/A	N/A	–	23,130	–	–	–	–	–	N/A
MidCap Fund	–	–	–	248	–	–	–	–	–	—
MidCap Growth Fund III	N/A	N/A	–	32,073	–	–	–	–	–	N/A
MidCap S&P 400 Index Fund	N/A	N/A	–	–	–	–	–	–	–	—
MidCap Value Fund I	N/A	N/A	–	44,987	–	–	–	–	–	N/A
MidCap Value Fund III	–	N/A	–	–	–	–	–	–	–	—
Money Market Fund	–	N/A	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Overseas Fund	N/A	N/A	N/A	66,355	1	1	–	–	–	N/A
Principal Capital Appreciation Fund	–	–	N/A	8,409	–	–	–	–	–	N/A
Principal LifeTime 2010 Fund	–	N/A	–	32,050	–	–	–	–	–	N/A
Principal LifeTime 2015 Fund	N/A	N/A	N/A	29,951	–	–	–	–	–	N/A
Principal LifeTime 2020 Fund	–	N/A	–	185,253	–	–	–	–	–	N/A
Principal LifeTime 2025 Fund	N/A	N/A	N/A	88,630	–	–	–	–	–	N/A
Principal LifeTime 2030 Fund	–	N/A	–	227,244	–	–	–	–	–	N/A
Principal LifeTime 2035 Fund	N/A	N/A	N/A	65,317	–	–	–	–	–	N/A
Principal LifeTime 2040 Fund	–	N/A	–	146,313	–	–	–	–	–	N/A
Principal LifeTime 2045 Fund	N/A	N/A	N/A	41,512	–	–	–	–	–	N/A
Principal LifeTime 2050 Fund	–	N/A	–	91,067	–	–	–	–	–	N/A
Principal LifeTime 2055 Fund	N/A	N/A	N/A	18,143	–	–	–	–	–	N/A
Principal LifeTime 2060 Fund	N/A	N/A	–	13,923	–	–	–	–	–	N/A
Principal LifeTime 2065 Fund	N/A	N/A	N/A	316	1	1	1	1	1	N/A
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	1	–	N/A	N/A	N/A	N/A	N/A	—
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	1	–	N/A	N/A	N/A	N/A	N/A	—
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	1	–	N/A	N/A	N/A	N/A	N/A	—
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	1	22	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	1	–	N/A	N/A	N/A	N/A	N/A	—
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	1	–	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	1	–	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	1	–	N/A	N/A	N/A	N/A	N/A	—
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	1	–	N/A	N/A	N/A	N/A	N/A	—
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	1	–	N/A	N/A	N/A	N/A	N/A	—
Principal LifeTime Hybrid 2065 Fund	N/A	N/A	1	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid Income Fund	N/A	N/A	1	–	N/A	N/A	N/A	N/A	N/A	—
Principal LifeTime Strategic Income Fund	–	N/A	–	24,059	–	–	–	–	–	N/A
Real Estate Securities Fund	–	–	–	150	–	–	–	–	–	30,677
SAM Balanced Portfolio	–	N/A	–	43,215	–	–	–	–	–	N/A
SAM Conservative Balanced Portfolio	–	N/A	–	19,819	–	–	–	–	–	N/A
SAM Conservative Growth Portfolio	–	N/A	–	23,311	–	–	–	–	–	N/A
SAM Flexible Income Portfolio	–	N/A	–	12,213	–	–	–	–	–	N/A
SAM Strategic Growth Portfolio	–	N/A	–	11,615	–	–	–	–	–	N/A
Short-Term Income Fund	–	–	–	95,807	–	–	–	–	–	N/A
SmallCap Fund	–	N/A	–	83	–	–	–	–	–	389
SmallCap Growth Fund I	N/A	N/A	–	–	–	–	–	–	–	60,316
SmallCap S&P 600 Index Fund	N/A	N/A	–	N/A	–	–	–	–	–	—
SmallCap Value Fund II	–	N/A	–	–	–	–	–	–	–	37,243
Tax-Exempt Bond Fund	–	N/A	N/A	–	N/A	N/A	N/A	N/A	N/A	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $2,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2018.

6. Investment Transactions

For the period ended April 30, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
California Municipal Fund	$114,323	$119,777	Principal LifeTime 2035 Fund	169,569	187,710
Core Plus Bond Fund	1,442,380	1,679,372	Principal LifeTime 2040 Fund	453,006	874,563
Diversified International Fund	3,250,307	3,187,711	Principal LifeTime 2045 Fund	132,963	133,142
Equity Income Fund	526,402	601,828	Principal LifeTime 2050 Fund	292,488	515,175
Finisterre Unconstrained Emerging			Principal LifeTime 2055 Fund	74,484	52,942
Markets Bond Fund	51,134	48,465	Principal LifeTime 2060 Fund	67,670	49,823
Global Diversified Income Fund	6,597,532	6,399,913	Principal LifeTime 2065 Fund	12,731	7,147
Global Real Estate Securities Fund	606,028	150,474	Principal LifeTime Hybrid 2015 Fund	18,803	6,502
Government & High Quality Bond Fund	171,616	145,499	Principal LifeTime Hybrid 2020 Fund	36,615	17,795
High Yield Fund	817,785	931,486	Principal LifeTime Hybrid 2025 Fund	30,286	10,012
High Yield Fund I	341,803	358,872	Principal LifeTime Hybrid 2030 Fund	55,098	20,345
Income Fund	119,170	199,042	Principal LifeTime Hybrid 2035 Fund	24,467	7,645
Inflation Protection Fund	28,583	30,252	Principal LifeTime Hybrid 2040 Fund	32,426	10,001
International Emerging Markets Fund	461,518	492,375	Principal LifeTime Hybrid 2045 Fund	14,416	4,491
International Fund I	167,060	134,478	Principal LifeTime Hybrid 2050 Fund	14,889	3,482
LargeCap Growth Fund	313,735	954,386	Principal LifeTime Hybrid 2055 Fund	4,428	1,401
LargeCap Growth Fund I	1,402,301	1,907,270	Principal LifeTime Hybrid 2060 Fund	2,016	455
LargeCap S&P 500 Index Fund	88,605	384,636	Principal LifeTime Hybrid 2065 Fund	4,451	44
LargeCap Value Fund	339,147	1,819,324	Principal LifeTime Hybrid Income Fund	9,783	7,334
LargeCap Value Fund III	690,270	419,526	Principal LifeTime Strategic Income Fund	33,577	115,611
MidCap Fund	1,343,185	1,351,095	Real Estate Securities Fund	283,410	425,865
MidCap Growth Fund	106,692	100,113	SAM Balanced Portfolio	1,086,921	1,173,976
MidCap Growth Fund III	194,814	310,898	SAM Conservative Balanced Portfolio	303,163	320,379
MidCap S&P 400 Index Fund	81,711	186,992	SAM Conservative Growth Portfolio	952,997	956,702
MidCap Value Fund I	257,798	393,958	SAM Flexible Income Portfolio	442,210	499,251
MidCap Value Fund III	492,896	586,815	SAM Strategic Growth Portfolio	769,072	751,535
Overseas Fund	826,569	1,052,190	Short-Term Income Fund	1,032,802	902,948
Principal Capital Appreciation Fund	410,697	1,204,756	SmallCap Fund	140,432	172,738
Principal LifeTime 2010 Fund	52,507	180,643	SmallCap Growth Fund I	378,858	473,675
Principal LifeTime 2015 Fund	37,984	111,915	SmallCap S&P 600 Index Fund	100,889	214,972
Principal LifeTime 2020 Fund	297,755	832,857	SmallCap Value Fund II	246,846	335,622
Principal LifeTime 2025 Fund	154,755	193,451	Tax-Exempt Bond Fund	130,855	119,257
Principal LifeTime 2030 Fund	654,710	1,229,554

In addition, Global Diversified Income Fund had $1 of covers on securities sold short and $ of securities sold short.

For the period ended April 30, 2018, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
Core Plus Bond Fund	$736,124	$704,321
Global Diversified Income Fund	386,471	462,905
Government & High Quality Bond Fund	12,096	13,095
Income Fund	44,622	–
Inflation Protection Fund	846,297	836,157
Short-Term Income Fund	4,859	52,501

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2018 and October 31, 2017 were as follows (amounts in thousands):

							Long-Term
		Ordinary Income		Tax-Exempt Income			Capital Gain			Return of Capital		Section 1250 Gain
		2018	2017	2018	2017	*	2018	2017	^	2018	2017	2018	2017	**
California Municipal Fund	$	— $	107	$6,602	$12,943	$	— $	— $		— $	— $	— $	—
Core Plus Bond Fund		54,547	109,280	—	—		—	—		—	—	—	—
Diversified International Fund		217,968	131,799	—	—		—	—		—	—	—	—
Equity Income Fund		82,697	114,149	—	—		301,685	105,300		—	—	—	—
Finisterre Unconstrained Emerging Markets
Bond Fund		1,169	1,415	—	—		89	20		—	—	—	—
Global Diversified Income Fund		278,402	595,621	—	—		—	—		—	—	—	—
Global Real Estate Securities Fund		55,994	57,131	—	—		38,451	5,834		—	—	—	—
Government & High Quality Bond Fund		21,340	55,320	—	—		—	—		—	—	—	—
Government Money Market Fund		15,847	—	—	—		—	—		—	—	—	—
High Yield Fund		92,060	183,860	—	—		—	—		—	—	—	—
High Yield Fund I		34,228	56,387	—	—		—	—		—	—	—	—
Income Fund		53,544	104,840	—	—		—	—		—	—	—	—
Inflation Protection Fund		31,991	12,976	—	—		—	—		—	—	—	—
International Emerging Markets Fund		11,083	11,228	—	—		—	—		—	—	—	—
International Fund I		4,941	3,700	—	—		—	—		—	—	—	—
LargeCap Growth Fund		33,442	8,491	—	—		126,473	237,379		—	—	—	—
LargeCap Growth Fund I		46,194	5,087	—	—		489,789	292,430		—	—	—	—
LargeCap S&P 500 Index Fund		95,324	94,362	—	—		282,535	64,057		—	—	—	—
LargeCap Value Fund		96,277	49,601	—	—		126,147	48,083		—	—	—	—
LargeCap Value Fund III		49,664	35,776	—	—		104,073	46,064		—	—	—	—
MidCap Fund		6,793	26,981	—	—		499,363	260,853		—	—	—	—
MidCap Growth Fund		—	—	—	—		6,493	266		—	—	—	—
MidCap Growth Fund III		45,424	—	—	—		88,476	3,078		—	—	—	—
MidCap S&P 400 Index Fund		20,138	16,317	—	—		77,324	62,050		—	—	—	—
MidCap Value Fund I		41,882	18,022	—	—		27,312	—		—	—	—	—
MidCap Value Fund III		44,912	19,450	—	—		53,529	5,583		—	—	—	—
Money Market Fund		2,488	3,362	—	—		—	—		—	240	—	—
Overseas Fund		91,094	59,567	—	—		22,579	—		—	—	—	—
Principal Capital Appreciation Fund		26,468	31,633	—	—		139,907	213,873		—	—	—	—
Principal LifeTime 2010 Fund		28,315	22,971	—	—		20,691	24,620		—	—	—	—
Principal LifeTime 2015 Fund		18,127	13,801	—	—		27,606	11,860		—	—	—	—
Principal LifeTime 2020 Fund		147,706	106,973	—	—		149,329	99,463		—	—	—	—
Principal LifeTime 2025 Fund		47,540	29,315	—	—		33,176	30,214		—	—	—	—
Principal LifeTime 2030 Fund		174,297	110,644	—	—		195,249	139,825		—	—	—	—
Principal LifeTime 2035 Fund		33,448	19,126	—	—		37,274	34,175		—	—	—	—
Principal LifeTime 2040 Fund		105,320	63,939	—	—		156,407	140,484		—	—	—	—
Principal LifeTime 2045 Fund		21,725	12,288	—	—		19,745	24,889		—	—	—	—
Principal LifeTime 2050 Fund		57,743	33,100	—	—		69,120	76,997		—	—	—	—
Principal LifeTime 2055 Fund		8,928	4,284	—	—		4,712	7,781		—	—	—	—
Principal LifeTime 2060 Fund		5,916	2,304	—	—		1,288	3,373		—	—	—	—
Principal LifeTime 2065 Fund		1	—	—	—		—	—		—	—	—	—
Principal LifeTime Hybrid 2015 Fund		812	294	—	—		53	51		—	—	—	—
Principal LifeTime Hybrid 2020 Fund		2,725	1,081	—	—		416	169		—	—	—	—
Principal LifeTime Hybrid 2025 Fund		1,941	420	—	—		191	29		—	—	—	—
Principal LifeTime Hybrid 2030 Fund		2,622	1,008	—	—		488	237		—	—	—	—
Principal LifeTime Hybrid 2035 Fund		1,513	326	—	—		187	39		—	—	—	—
Principal LifeTime Hybrid 2040 Fund		1,812	519	—	—		332	156		—	—	—	—
Principal LifeTime Hybrid 2045 Fund		912	181	—	—		122	26		—	—	—	—
Principal LifeTime Hybrid 2050 Fund		810	274	—	—		192	94		—	—	—	—
Principal LifeTime Hybrid 2055 Fund		237	45	—	—		35	6		—	—	—	—
Principal LifeTime Hybrid 2060 Fund		51	9	—	—		6	2		—	—	—	—
Principal LifeTime Hybrid Income Fund		549	203	—	—		13	6		—	—	—	—
Principal LifeTime Strategic Income Fund		16,414	13,093	—	—		9,050	2,543		—	—	—	—
Real Estate Securities Fund		38,674	49,616	—	—		62,563	85,028		—	—	5,952	2,126

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

7. Federal Tax Information (continued)

						Long-Term
	Ordinary Income		Tax-Exempt Income			Capital Gain			Return of Capital		Section 1250 Gain
	2018	2017	2018	2017	*	2018	2017	^	2018	2017	2018	2017	**
SAM Balanced Portfolio	77,499	70,288	—	—		237,975	94,216		—	—	—	—
SAM Conservative Balanced Portfolio	31,691	35,423	—	—		42,627	17,952		—	—	—	—
SAM Conservative Growth Portfolio	63,116	35,045	—	—		199,241	64,573		—	—	—	—
SAM Flexible Income Portfolio	43,254	65,100	—	—		17,649	9,941		—	—	—	—
SAM Strategic Growth Portfolio	35,390	18,516	—	—		97,586	47,267		—	—	—	—
Short-Term Income Fund	42,587	74,281	—	—		—	—		—	—	—	—
SmallCap Fund	8,544	3,209	—	—		43,013	11,869		—	—	—	—
SmallCap Growth Fund I	37,769	—	—	—		56,006	44,070		—	—	—	—
SmallCap S&P 600 Index Fund	24,675	16,357	—	—		58,513	65,193		—	—	—	—
SmallCap Value Fund II	34,197	11,299	—	—		40,680	66,881		—	—	—	—
Tax-Exempt Bond Fund	—	35	6,348	13,284		—	—		—	—	—	—
*The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2017, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

							Total
	Undistributed	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
California Municipal Fund	$—	$169	$—	$(13,926)	$14,926	$—	$1,169
Core Plus Bond Fund	6,288	—	—	(25,571)	27,452	615	8,784
Diversified International Fund	201,636	—	—	—	2,325,902	—	2,527,538
Equity Income Fund	32,995	—	301,674	—	2,480,874	—	2,815,543
Finisterre Unconstrained Emerging Markets
Bond Fund	830	—	89	—	275	(11)	1,183
Global Diversified Income Fund	9,477	—	—	(63,650)	223,615	(698)	168,744
Global Real Estate Securities Fund	34,002	—	38,438	(118)	106,978	—	179,300
Government & High Quality Bond Fund	96	—	—	(26,312)	(52,898)	—	(79,114)
High Yield Fund	5,935	—	—	(113,025)	59,059	(4,602)	(52,633)
High Yield Fund I	892	—	—	(34,522)	2,531	(233)	(31,332)
Income Fund	1,330	—	—	(65,066)	76,526	560	13,350
Inflation Protection Fund	25,278	—	—	(24,815)	(12,915)	(6,428)	(18,880)
International Emerging Markets Fund	10,655	—	—	(55,478)	219,045	—	174,222
International Fund I	4,712	—	—	(9,782)	110,349	—	105,279
LargeCap Growth Fund	33,313	—	199,319	—	287,231	—	519,863
LargeCap Growth Fund I	43,318	—	489,787	—	2,508,588	—	3,041,693
LargeCap S&P 500 Index Fund	74,491	—	282,510	—	2,311,570	—	2,668,571
LargeCap Value Fund	90,642	—	126,143	—	195,823	—	412,608
LargeCap Value Fund III	43,182	—	104,069	—	234,063	—	381,314
MidCap Fund	—	—	499,323	—	4,863,155	—	5,362,478
MidCap Growth Fund	—	—	6,493	—	37,528	(360)	43,661
MidCap Growth Fund III	45,420	—	88,476	—	160,074	—	293,970
MidCap S&P 400 Index Fund	14,866	—	77,320	—	337,413	—	429,599
MidCap Value Fund I	39,220	—	27,309	—	122,209	—	188,738
MidCap Value Fund III	39,820	—	53,529	—	173,657	—	267,006
Overseas Fund	84,874	—	22,554	—	405,036	—	512,464
Principal Capital Appreciation Fund	21,722	—	139,904	—	1,249,342	—	1,410,968
Principal LifeTime 2010 Fund	12,255	—	20,691	—	130,241	—	163,187
Principal LifeTime 2015 Fund	7,091	—	27,605	—	126,162	—	160,858
Principal LifeTime 2020 Fund	46,542	—	149,317	—	871,358	—	1,067,217
Principal LifeTime 2025 Fund	12,621	—	33,171	—	327,573	—	373,365
Principal LifeTime 2030 Fund	35,115	—	195,239	—	1,221,021	—	1,451,375
Principal LifeTime 2035 Fund	8,849	—	37,271	—	290,779	—	336,899
Principal LifeTime 2040 Fund	21,170	—	156,388	—	985,768	—	1,163,326
Principal LifeTime 2045 Fund	3,772	—	19,739	—	194,940	—	218,451
Principal LifeTime 2050 Fund	8,123	—	69,119	—	560,628	—	637,870
Principal LifeTime 2055 Fund	1,114	—	4,710	—	65,790	—	71,614
Principal LifeTime 2060 Fund	613	—	1,287	—	31,119	—	33,019

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

7. Federal Tax Information (Continued)
								Total
	Undistributed	Undistributed	Undistributed			Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term		Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains		Losses	(Depreciation)	Differences*	(Deficit)
Principal LifeTime 2065 Fund	$—	$—	$—		$—	$3	$—	$3
Principal LifeTime Hybrid 2015 Fund	176	—	53		—	2,248	—	2,477
Principal LifeTime Hybrid 2020 Fund	392	—	415		—	9,384	—	10,191
Principal LifeTime Hybrid 2025 Fund	162	—	190		—	6,243	—	6,595
Principal LifeTime Hybrid 2030 Fund	186	—	487		—	11,139	—	11,812
Principal LifeTime Hybrid 2035 Fund	112	—	187		—	5,685	—	5,984
Principal LifeTime Hybrid 2040 Fund	98	—	332		—	7,860	—	8,290
Principal LifeTime Hybrid 2045 Fund	44	—	121		—	3,832	—	3,997
Principal LifeTime Hybrid 2050 Fund	29	—	192		—	4,239	—	4,460
Principal LifeTime Hybrid 2055 Fund	9	—	35		—	1,045	—	1,089
Principal LifeTime Hybrid 2060 Fund	6	—	6		—	209	—	221
Principal LifeTime Hybrid 2065 Fund	—	—	—		—	1	—	1
Principal LifeTime Hybrid Income Fund	144	—	12		—	880	—	1,036
Principal LifeTime Strategic Income Fund	8,919	—	9,047		—	57,469	—	75,435
Real Estate Securities Fund	12,074	—	75,005	^	—	703,483	—	790,562
SAM Balanced Portfolio	4,647	—	237,957		—	958,164	—	1,200,768
SAM Conservative Balanced Portfolio	4,461	—	42,625		—	240,425	—	287,511
SAM Conservative Growth Portfolio	13,122	—	199,231		—	773,853	—	986,206
SAM Flexible Income Portfolio	546	—	17,629		—	210,638	—	228,813
SAM Strategic Growth Portfolio	11,852	—	97,583		—	487,563	—	596,998
Short-Term Income Fund	910	—	—		—	5,281	(360)	5,831
SmallCap Fund	8,175	—	43,012		—	141,958	—	193,145
SmallCap Growth Fund I	37,749	—	55,987		—	365,927	—	459,663
SmallCap S&P 600 Index Fund	20,875	—	58,511		—	336,781	—	416,167
SmallCap Value Fund II	31,458	—	40,675		—	191,102	—	263,235
Tax-Exempt Bond Fund	—	166	—		(11,035)	10,249	—	(620)
*Represents book-to-tax accounting differences.

^ Undistributed Long-Term Capital Gain reported includes $5,952,000 of undistributed Section 1250 Capital Gains.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2017, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:			No Expiration
	2018	2019	Short-Term Long-Term			Total
California Municipal Fund	$3,189	$6,663	$4,074	$	—$	13,926
Core Plus Bond Fund	—	20,017	5,554		—	25,571
Global Diversified Income Fund	—	—	—		63,650	63,650
Global Real Estate Securities Fund	118	—	—		—	118
Government & High Quality Bond Fund	—	—	2,773		23,539	26,312
High Yield Fund	—	—	—		113,025	113,025
High Yield Fund I	—	—	—		34,522	34,522
Income Fund	8,587	13,420	899		42,161	65,067
Inflation Protection Fund	—	—	5,533		19,283	24,816
International Emerging Markets Fund	—	—	55,476		—	55,476
International Fund I	—	—	9,782		—	9,782
Tax-Exempt Bond Fund	3,432	2,371	5,231		—	11,034

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must by fully utilized before the pre-enactment capital loss carryforwards with expiration years listed in the table above.

As of October 31, 2017, the following funds had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
California Municipal Fund	$21,987	$631
Core Plus Bond Fund	104,898	9,019
Diversified International Fund	299,307	223,609
Global Diversified Income Fund	—	189,999
Global Real Estate Securities Fund	—	200
Government & High Quality Bond Fund	2,385	—
High Yield Fund I	—	20,284
Income Fund	11,616	—
Inflation Protection Fund	—	2,230
International Emerging Markets Fund	68,739	100,223
International Fund I	272,451	29,005
MidCap Growth Fund	—	6,847
MidCap Value Fund I	—	11,190
Money Market Fund	2,938	31
Overseas Fund	—	43,041
Short-Term Income Fund	13,462	2,085
Tax-Exempt Bond Fund	8,745	—

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. At October 31, 2017, the MidCap Growth Fund had approximate late-year ordinary losses of $360,324 and Principal LifeTime 2065 Fund had approximate late-year ordinary losses of $18.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2017, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
California Municipal Fund	$(388)	$22,375	$(21,987)
Core Plus Bond Fund	2,364	102,534	(104,898)
Diversified International Fund	(1,509)	300,816	(299,307)
Equity Income Fund	(5,284)	(18,288)	23,572
Finisterre Unconstrained Emerging Markets Bond Fund	66	(68)	2
Global Diversified Income Fund	(61,761)	61,761	—
Global Real Estate Securities Fund	35,535	(107,898)	72,363
Government & High Quality Bond Fund	8,069	(5,684)	(2,385)
High Yield Fund	3,486	(3,486)	—
High Yield Fund I	344	(344)	—
Income Fund	9,520	2,096	(11,616)
Inflation Protection Fund	1,646	(3,039)	1,393
International Emerging Markets Fund	531	68,208	(68,739)
International Fund I	(300)	272,751	(272,451)
LargeCap Growth Fund	(767)	(133,941)	134,708
LargeCap Growth Fund I	(73)	(373,185)	373,258
LargeCap S&P 500 Index Fund	1,043	(37,408)	36,365
LargeCap Value Fund	—	(50,210)	50,210
LargeCap Value Fund III	228	(17,909)	17,681
MidCap Fund	42,662	(176,251)	133,589
MidCap Growth Fund	811	(782)	(29)
MidCap Growth Fund III	3,450	(27,560)	24,110
MidCap S&P 400 Index Fund	(12)	(28,165)	28,177
MidCap Value Fund I	(9)	(4,890)	4,899
MidCap Value Fund III	(66)	(63,165)	63,231
Money Market Fund	31	2,938	(2,969)
Overseas Fund	6	(4,707)	4,701
Principal Capital Appreciation Fund	(807)	(27,104)	27,911
Principal LifeTime 2010 Fund	—	(5,685)	5,685
Principal LifeTime 2015 Fund	—	(7,935)	7,935
Principal LifeTime 2020 Fund	—	(27,755)	27,755
Principal LifeTime 2025 Fund	—	(6,745)	6,745
Principal LifeTime 2030 Fund	—	(27,942)	27,942
Principal LifeTime 2035 Fund	—	(8,542)	8,542
Principal LifeTime 2040 Fund	—	(26,310)	26,310
Principal LifeTime 2045 Fund	—	(5,025)	5,025
Principal LifeTime 2050 Fund	—	(13,476)	13,476
Principal LifeTime 2055 Fund	—	(1,336)	1,336
Principal LifeTime 2060 Fund	—	(351)	351
Principal LifeTime Hybrid 2015 Fund	—	(71)	71
Principal LifeTime Hybrid 2020 Fund	—	(62)	62
Principal LifeTime Hybrid 2025 Fund	—	(25)	25
Principal LifeTime Hybrid 2030 Fund	—	(68)	68
Principal LifeTime Hybrid 2035 Fund	—	(31)	31
Principal LifeTime Hybrid 2040 Fund	—	(41)	41
Principal LifeTime Hybrid 2045 Fund	—	(12)	12
Principal LifeTime Hybrid 2050 Fund	—	(13)	13
Principal LifeTime Hybrid 2055 Fund	—	(2)	2
Principal LifeTime Hybrid 2060 Fund	—	(3)	3
Principal LifeTime Hybrid Income Fund	—	(27)	27
Principal LifeTime Strategic Income Fund	—	(3,672)	3,672
Real Estate Securities Fund	14,333	(14,333)	—
SAM Balanced Portfolio	—	(29,980)	29,980
SAM Conservative Balanced Portfolio	—	(6,420)	6,420
SAM Conservative Growth Portfolio	—	(18,116)	18,116
SAM Flexible Income Portfolio	—	(3,235)	3,235
SAM Strategic Growth Portfolio	—	(13,382)	13,382
Short-Term Income Fund	1	13,461	(13,462)
SmallCap Fund	3,587	(12,697)	9,110
SmallCap Growth Fund I	13,650	(94,371)	80,721
SmallCap S&P 600 Index Fund	189	(26,935)	26,746
SmallCap Value Fund II	773	(77,095)	76,322
Tax-Exempt Bond Fund	(545)	9,289	(8,744)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At April 30, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
California Municipal Fund*	$11,248	$(4,017)	$7,231	$387,166
Core Plus Bond Fund	18,242	(99,063)	(80,821)	3,441,039
Diversified International Fund	2,330,864	(278,075)	2,052,789	10,532,903
Equity Income Fund	2,538,616	(81,011)	2,457,605	4,162,424
Finisterre Unconstrained Emerging Markets Bond Fund	236	(402)	(166)	26,959
Global Diversified Income Fund	471,951	(585,110)	(113,159)	12,213,559
Global Real Estate Securities Fund	295,410	(132,614)	162,796	2,697,519
Government & High Quality Bond Fund	12,512	(81,918)	(69,406)	1,567,881
Government Money Market Fund	—	—	—	3,540,527
High Yield Fund	78,765	(140,929)	(62,164)	3,333,067
High Yield Fund I	9,479	(36,309)	(26,830)	1,125,449
Income Fund	76,843	(82,268)	(5,425)	3,135,098
Inflation Protection Fund	10,282	(38,015)	(27,733)	1,613,820
International Emerging Markets Fund	187,228	(25,724)	161,504	813,583
International Fund I	109,656	(11,759)	97,897	393,641
LargeCap Growth Fund	123,577	(9,198)	114,379	512,780
LargeCap Growth Fund I	2,772,607	(135,121)	2,637,486	5,438,138
LargeCap S&P 500 Index Fund	2,439,317	(171,055)	2,268,262	3,059,146
LargeCap Value Fund	32,009	(9,646)	22,363	273,568
LargeCap Value Fund III	316,959	(98,673)	218,286	1,904,316
MidCap Fund	4,913,973	(283,966)	4,630,007	10,754,108
MidCap Growth Fund	31,479	(4,476)	27,003	150,145
MidCap Growth Fund III	193,983	(31,703)	162,280	885,734
MidCap S&P 400 Index Fund	396,860	(93,437)	303,423	1,072,294
MidCap Value Fund I	126,786	(32,701)	94,085	862,748
MidCap Value Fund III	151,149	(51,507)	99,642	1,090,836
Money Market Fund	—	—	—	483,311
Overseas Fund	474,436	(190,011)	284,425	3,092,519
Principal Capital Appreciation Fund	834,489	(16,839)	817,650	970,462
Principal LifeTime 2010 Fund	113,694	(14,491)	99,203	792,672
Principal LifeTime 2015 Fund	108,452	(5,355)	103,097	453,960
Principal LifeTime 2020 Fund	786,583	(76,224)	710,359	4,115,740
Principal LifeTime 2025 Fund	301,426	(16,544)	284,882	1,396,908
Principal LifeTime 2030 Fund	1,064,577	(75,762)	988,815	4,903,519
Principal LifeTime 2035 Fund	262,610	(11,922)	250,688	1,044,030
Principal LifeTime 2040 Fund	875,616	(40,103)	835,513	3,154,246
Principal LifeTime 2045 Fund	176,285	(6,987)	169,298	737,898
Principal LifeTime 2050 Fund	500,632	(18,401)	482,231	1,806,767
Principal LifeTime 2055 Fund	59,743	(2,972)	56,771	344,474
Principal LifeTime 2060 Fund	28,176	(2,415)	25,761	242,133
Principal LifeTime 2065 Fund	139	(74)	65	5,740
Principal LifeTime Hybrid 2015 Fund	1,814	(649)	1,165	43,810
Principal LifeTime Hybrid 2020 Fund	7,649	(1,666)	5,983	130,189
Principal LifeTime Hybrid 2025 Fund	4,922	(1,308)	3,614	103,677
Principal LifeTime Hybrid 2030 Fund	9,348	(1,746)	7,602	141,044
Principal LifeTime Hybrid 2035 Fund	4,597	(1,071)	3,526	80,342
Principal LifeTime Hybrid 2040 Fund	6,538	(1,127)	5,411	97,012
Principal LifeTime Hybrid 2045 Fund	3,120	(500)	2,620	49,592
Principal LifeTime Hybrid 2050 Fund	3,597	(446)	3,151	45,605
Principal LifeTime Hybrid 2055 Fund	862	(134)	728	13,397
Principal LifeTime Hybrid 2060 Fund	181	(37)	144	3,259
Principal LifeTime Hybrid 2065 Fund	3	(99)	(96)	4,427
Principal LifeTime Hybrid Income Fund	636	(437)	199	25,676
Principal LifeTime Strategic Income Fund	50,747	(8,915)	41,832	441,624
Real Estate Securities Fund	742,901	(148,182)	594,719	2,959,982
SAM Balanced Portfolio	648,288	(37,321)	610,967	4,134,573
SAM Conservative Balanced Portfolio	158,314	(20,510)	137,804	1,618,341
SAM Conservative Growth Portfolio	482,622	(28,155)	454,467	2,718,493
SAM Flexible Income Portfolio	98,664	(43,072)	55,592	2,623,393
SAM Strategic Growth Portfolio	231,296	(17,218)	214,078	1,749,137
Short-Term Income Fund	16,739	(60,675)	(43,936)	4,269,507
SmallCap Fund	160,492	(23,367)	137,125	490,606
SmallCap Growth Fund I	432,057	(71,402)	360,655	1,253,577
SmallCap S&P 600 Index Fund	398,865	(114,278)	284,587	1,010,973
SmallCap Value Fund II	220,526	(78,975)	141,551	1,010,135
Tax-Exempt Bond Fund*	9,549	(5,678)	3,871	337,956

*The fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments California Municipal Fund April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.02%	Shares Held	Value (000's)			Principal
Exchange Traded Funds - 0.02%				MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
iShares California Muni Bond ETF	1,000	$58		California (continued)
				California State University (credit support
TOTAL INVESTMENT COMPANIES		$58		from AGM) (continued)
	Principal			5.00%, 11/1/2039(a)	$55	$55
MUNICIPAL BONDS - 100.79%	Amount (000's)	Value (000's)		California Statewide Communities
California - 100.13%				Development Authority
Abag Finance Authority for Nonprofit Corps				4.00%, 2/1/2022	830	862
5.00%, 8/1/2043	$1,500	$1,635		4.00%, 2/1/2025	940	982
Alameda Community Improvement				4.00%, 7/1/2048(e)	3,495	3,477
Commission Successor Agency (credit				5.00%, 10/1/2028	1,875	2,109
support from BAM)				5.00%, 2/1/2030	2,000	2,222
5.00%, 9/1/2031(a)	1,000	1,119		5.00%, 11/1/2032(c)	1,135	1,237
Alameda Corridor Transportation Authority				5.00%, 12/1/2036(c)	5,000	5,310
5.00%, 10/1/2034	8,805	9,787		5.00%, 5/15/2040	3,500	3,852
5.00%, 10/1/2036	4,250	4,701		5.00%, 12/1/2041(c)	1,000	1,056
Alameda Unified School District-Alameda				5.00%, 10/1/2046	4,000	4,352
County/CA				5.25%, 12/1/2034	3,500	3,787
5.00%, 8/1/2032	1,795	2,062		7.25%, 11/15/2041(c)	1,500	1,609
Alum Rock Union Elementary School				California Statewide Communities
District				Development Authority (credit support from
5.25%, 8/1/2043	1,000	1,090		CA MTG INS)
Anaheim Public Financing Authority				6.25%, 8/15/2028(a)	2,250	2,279
5.25%, 10/1/2034	1,000	1,032		California Statewide Communities
Bay Area Toll Authority				Development Authority (credit support from
5.13%, 4/1/2039	3,000	3,094		FHA INS)
California Educational Facilities Authority				6.25%, 8/1/2024(a)	780	820
5.00%, 10/1/2036	1,000	1,140		California Statewide Financing Authority
5.00%, 10/1/2038(b)	900	912		6.00%, 5/1/2043	2,050	2,050
5.00%, 1/1/2039(b)	2,036	2,081		6.00%, 5/1/2043	1,550	1,550
5.00%, 10/1/2045	1,000	1,127		Chino Valley Unified School District
5.25%, 10/1/2039(b)	6,500	6,596		5.25%, 8/1/2047	2,900	3,375
5.38%, 4/1/2034	1,000	1,065		City of Alhambra CA (credit support from
California Health Facilities Financing				NATL)
Authority				6.13%, 9/2/2018(a)	605	612
5.00%, 8/15/2031	2,700	3,145		City of Atwater CA Wastewater
5.00%, 8/15/2033	1,750	2,015		Revenue (credit support from AGM)
5.00%, 8/15/2034	2,000	2,290		5.00%, 5/1/2043(a)	1,000	1,119
5.00%, 2/1/2035	2,000	2,208		City of Compton CA Water Revenue
5.00%, 11/15/2046 (b)	4,504	4,983		6.00%, 8/1/2039	1,250	1,289
5.00%, 8/15/2047	1,000	1,099		City of Irvine CA
5.00%, 11/15/2048	2,785	3,126		5.00%, 9/1/2049	1,000	1,065
5.75%, 9/1/2039	2,000	2,101		City of Los Angeles CA Wastewater System
6.00%, 7/1/2039	2,000	2,096		Revenue
6.50%, 10/1/2038	985	1,004		5.00%, 6/1/2034	2,000	2,289
California Health Facilities Financing				City of Los Angeles Department of Airports
Authority (credit support from CA MTG INS)				5.00%, 5/15/2026	1,000	1,149
5.00%, 7/1/2035(a)	1,000	1,125		5.00%, 5/15/2036	1,500	1,670
California Infrastructure & Economic				5.00%, 5/15/2042	1,200	1,334
Development Bank (credit support from				5.00%, 5/15/2047	3,500	3,909
NATL ST INTERCEPT)				5.13%, 5/15/2033	1,230	1,232
5.00%, 8/15/2018(a)	500	501		City of Riverside CA Sewer Revenue
California Municipal Finance Authority				5.00%, 8/1/2040	4,000	4,440
5.25%, 11/1/2036	4,000	4,372		City of San Francisco CA Public Utilities
California Pollution Control Financing				Commission Water Revenue
Authority				5.00%, 11/1/2034	1,800	2,093
3.00%, 11/1/2025	9,425	9,369		5.00%, 11/1/2036	2,010	2,200
4.30%, 7/1/2040	3,400	3,551		City of Vernon CA Electric System Revenue
5.00%, 7/1/2030(c)	2,000	2,151		5.13%, 8/1/2021	350	361
5.00%, 7/1/2037(c)	9,250	9,838		5.13%, 8/1/2021	1,070	1,109
California Public Finance Authority				Coachella Valley Unified School
1.31%, 8/1/2052(d)	5,250	5,250		District/CA (credit support from AGM)
5.00%, 7/1/2047(c)	1,000	1,053		0.00%, 8/1/2039(a),(f)	4,000	1,703
California School Finance Authority				Compton Public Finance Authority
5.00%, 7/1/2035(c)	1,925	2,089		4.50%, 9/1/2032(c)	8,000	8,194
5.00%, 8/1/2036(c)	1,170	1,259		County of Sacramento CA Airport System
California State Public Works Board				Revenue
5.00%, 11/1/2037	1,375	1,514		5.00%, 7/1/2028(e)	1,000	1,208
5.00%, 10/1/2039	4,500	4,983		5.00%, 7/1/2036	1,350	1,526
California State University				Dinuba Financing Authority
5.00%, 11/1/2037	2,000	2,315		5.38%, 9/1/2038	1,000	1,002
5.25%, 11/1/2038	2,000	2,070		Dinuba Redevelopment Agency (credit
California State University (credit support				support from BAM)
from AGM)				5.00%, 9/1/2033(a)	2,000	2,218
5.00%, 11/1/2039(a)	945	945
See accompanying notes.			158

Schedule of Investments
California Municipal Fund
April 30, 2018 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
East Bay Municipal Utility District Water				Norman Y Mineta San Jose International
System Revenue				Airport SJC
3.00%, 6/1/2037	$10	$9		5.00%, 3/1/2041	$6,000	$6,683
5.00%, 6/1/2036	1,000	1,065		5.00%, 3/1/2047	1,500	1,693
El Monte Union High School District (credit				Oakland Unified School District/Alameda
support from AGC)				County
5.50%, 6/1/2034(a)	2,000	2,080		5.00%, 8/1/2040	3,400	3,800
Escondido Union High School District				Palomar Health
0.00%, 8/1/2041(f)	1,000	383		5.00%, 11/1/2036	3,000	3,250
Foothill-De Anza Community College				5.00%, 11/1/2039	2,000	2,144
District				Pittsburg Successor Agency Redevelopment
5.00%, 8/1/2040	1,500	1,645		Agency (credit support from AGM)
Foothill-Eastern Transportation Corridor				5.00%, 9/1/2028(a)	1,000	1,152
Agency				5.00%, 9/1/2029(a)	1,000	1,148
3.95%, 1/15/2053(d)	2,500	2,444		Pittsburg Unified School District
Golden State Tobacco Securitization Corp				5.00%, 8/1/2043	2,900	3,223
5.00%, 6/1/2027	2,000	2,285		Pittsburg Unified School District (credit
5.00%, 6/1/2028	2,000	2,267		support from AGM)
5.00%, 6/1/2029	5,000	5,633		5.50%, 8/1/2031(a)	1,000	1,009
5.30%, 6/1/2037	4,000	4,094		Pomona Public Financing Authority (credit
5.75%, 6/1/2047	8,950	9,207		support from NATL)
Golden State Tobacco Securitization				5.00%, 2/1/2021(a)	2,880	2,889
Corp (credit support from GOLDEN ST TOB				Pomona Unified School District (credit
SECURITIZATION)				support from NATL)
5.00%, 6/1/2033(a)	4,950	4,993		6.15%, 8/1/2030(a)	1,000	1,155
Golden State Tobacco Securitization				Port Commission of the City & County of San
Corp (credit support from ST APPROP)				Francisco
5.00%, 6/1/2033(a)	2,000	2,248		4.00%, 3/1/2035	1,000	1,022
Indio Redevelopment Agency				Port of Los Angeles
5.63%, 8/15/2035	1,355	1,367		5.00%, 8/1/2032	1,740	1,937
Inland Valley Development Agency				Poway Unified School District
5.25%, 9/1/2037	1,000	1,107		0.00%, 8/1/2036(f)	4,000	1,980
Irvine Unified School District				Regents of the University of California
5.00%, 3/1/2057	1,000	1,089		Medical Center Pooled Revenue
La Verne Public Financing Authority				5.00%, 5/15/2035	4,540	5,181
7.25%, 9/1/2026	710	712		Rialto Redevelopment Agency
Lancaster Redevelopment Agency Successor				5.00%, 9/1/2037(e)	1,000	1,159
Agency				Richmond Joint Powers Financing Authority
6.88%, 8/1/2039	545	579		6.25%, 7/1/2024	1,000	1,049
Long Beach Bond Finance Authority				Ripon Unified School District (credit support
5.00%, 11/15/2035	2,655	3,128		from BAM)
5.50%, 11/15/2030	1,010	1,230		0.00%, 8/1/2033(a),(f)	855	436
Los Angeles County Public Works Financing				0.00%, 8/1/2033(a),(f)	255	128
Authority				Riverside Community Properties Development
5.00%, 12/1/2033	2,000	2,281		Inc
5.00%, 8/1/2042	1,400	1,525		6.00%, 10/15/2038	1,000	1,194
5.00%, 12/1/2045(b)	5,500	6,115		Riverside County Public Financing
Los Angeles County Sanitation Districts				Authority (credit support from BAM)
Financing Authority				5.00%, 10/1/2029(a)	1,500	1,711
5.00%, 10/1/2035	4,500	5,162		Riverside County Transportation
Los Angeles Department of Water				Commission
5.38%, 7/1/2038	1,000	1,024		5.00%, 6/1/2032	1,500	1,597
Los Angeles Department of Water & Power				Sacramento Area Flood Control Agency
Power System Revenue				5.00%, 10/1/2033	2,000	2,331
5.00%, 7/1/2042	1,500	1,731		Salinas Valley Solid Waste Authority (credit
Los Angeles Department of Water & Power				support from AGM)
Power System Revenue (credit support from				5.50%, 8/1/2031(a)	1,500	1,714
LOS ANGELES CALIF WTR & PWR RE)				San Diego Association of Governments South
1.29%, 7/1/2034(a),(d)	1,500	1,500		Bay Expressway Revenue
Los Angeles Unified School District/CA				5.00%, 7/1/2036	1,500	1,718
5.00%, 7/1/2029	2,000	2,073		5.00%, 7/1/2037	2,000	2,289
Marin Healthcare District				San Diego Convention Center Expansion
5.00%, 8/1/2034	1,000	1,146		Financing Authority
Merced Union High School District				5.00%, 4/15/2025	7,020	7,755
0.00%, 8/1/2032(f)	3,380	2,050		San Diego County Regional Airport
Norco Community Redevelopment Agency				Authority
Successor Agency (credit support from BAM)				5.00%, 7/1/2042	5,000	5,592
5.00%, 3/1/2032(a)	1,000	1,112		San Diego Public Facilities Financing
Norco Financing Authority (credit support				Authority Water Revenue
from AGM)				5.38%, 8/1/2034	2,000	2,089
5.63%, 10/1/2034(a)	1,000	1,050		San Diego Redevelopment Agency Successor
				Agency
				6.40%, 9/1/2019	530	532

See accompanying notes.

Schedule of Investments California Municipal Fund April 30, 2018 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)				California (continued)
San Francisco Bay Area Rapid Transit District				Woodland-Davis Clean Water Agency (credit
Sales Tax Revenue				support from AGM)
5.00%, 7/1/2028	$1,755	$1,873		5.00%, 3/1/2039(a)	$1,500	$1,669
San Francisco City & County Airport Comm-						$402,969
San Francisco International Airport				Guam - 0.66%
5.00%, 5/1/2031	1,000	1,158		Guam Government Waterworks Authority
5.00%, 5/1/2047	1,500	1,672		5.00%, 1/1/2046	2,525	2,662
San Francisco City & County Redevelopment
Agency Successor Agency				TOTAL MUNICIPAL BONDS		$405,631
5.00%, 8/1/2044	1,500	1,616		Total Investments		$405,689
San Francisco City & County Redevelopment				Liability for Floating Rate Notes Issued in Conjunction with
Financing Authority				Securities Held - (2.81)%
6.50%, 8/1/2039	1,000	1,058		Notes with interest rates of 1.76% at April 30,	$(11,291)	$(11,291)
San Joaquin Hills Transportation Corridor				2018 and contractual maturity of collateral of
Agency				2018-2023.(g)
5.00%, 1/15/2034	6,185	6,773		Total Net Investments		$394,398
San Luis Obispo County Financing				Other Assets and Liabilities - 2.00%		$8,062
Authority (credit support from AGM)				TOTAL NET ASSETS - 100.00%		$402,460
5.00%, 8/1/2030(a)	1,000	1,084
San Luis Obispo County Financing
Authority (credit support from BAM)				(a)	Credit support indicates investments that benefit from credit enhancement
5.00%, 9/1/2037(a)	1,000	1,113		or liquidity support provided by a third party bank, institution, or
Santa Clara County Financing Authority				government agency.
5.25%, 5/15/2036	2,000	2,003		(b)	Security or portion of underlying security related to Inverse Floaters
Semitropic Improvement District				entered into by the Fund. See Notes to Financial Statements for additional
5.00%, 12/1/2038	2,000	2,098		information.
Southern California Public Power Authority				(c)	Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 11/1/2029	2,380	2,747		1933. These securities may be resold in transactions exempt from
5.25%, 7/1/2029	695	763		registration, normally to qualified institutional buyers. At the end of the
5.25%, 7/1/2031	695	761		period, the value of these securities totaled $33,796 or 8.40% of net assets.
State of California				(d)	Certain variable rate securities are not based on a published reference
2.45%, 12/1/2031	795	792		rate and spread but are determined by the issuer or agent and are based
4.00%, 9/1/2033	2,330	2,478		on current market conditions. These securities do not indicate a reference
5.00%, 9/1/2034	5,000	5,764		rate and spread in their description.
5.00%, 2/1/2038	1,450	1,594		(e) Security purchased on a when-issued basis.
5.00%, 4/1/2043	3,380	3,716		(f) Non-income producing security
5.25%, 11/1/2040	1,500	1,613		(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
5.75%, 4/1/2031	675	699		effect at April 30, 2018.
6.00%, 3/1/2033	2,000	2,153
6.00%, 4/1/2038	1,940	2,012
6.00%, 4/1/2038	1,060	1,100
State of California Department of Water				Portfolio Summary (unaudited)
Resources				Sector		Percent
5.00%, 12/1/2028	1,615	1,619		Revenue Bonds		64.71%
5.00%, 12/1/2028	65	65		Prerefunded		12.49%
Stockton East Water District (credit support				Insured		11.26%
from NATL)				General Obligation Unlimited		9.92%
5.25%, 4/1/2022(a)	1,780	1,785		Special Tax		0.93%
Stockton Unified School District (credit				Tax Allocation		0.90%
support from AGM)				Special Assessment		0.58%
5.00%, 8/1/2038(a)	1,500	1,655		Investment Companies		0.02%
Tobacco Securitization Authority of Southern				Liability For Floating Rate Notes Issued		(2.81)%
California				Other Assets and Liabilities		2.00%
5.13%, 6/1/2046	1,500	1,503		TOTAL NET ASSETS		100.00%
Travis Unified School District (credit support
from AGM)
5.00%, 9/1/2029(a)	1,000	1,150
Tulare County Transportation Authority
5.00%, 2/1/2029	1,000	1,130
Tustin Public Financing Authority
5.00%, 4/1/2041	1,000	1,087
University of California
5.00%, 5/15/2044	1,000	1,113
Walnut Energy Center Authority
5.00%, 1/1/2035	1,225	1,284
Western Municipal Water District Facilities
Authority
5.00%, 10/1/2034	1,700	1,776

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

COMMON STOCKS - 0.10%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.10%			BONDS (continued)	Amount (000's) Value (000's)
Chaparral Energy Inc - A Shares (a),(b)	60,154	$1,128	Aerospace & Defense (continued)
Chaparral Energy Inc - A Shares (a),(b),(c)	460	9	United Technologies Corp (continued)
Chaparral Energy Inc - B Shares (a),(b),(c)	12,649	237	5.40%, 5/1/2035		$585	$651
Patterson-UTI Energy Inc	80,959	1,734				$6,797
		$3,108	Agriculture - 2.06%
Telecommunications - 0.00%			Altria Group Inc
Goodman Networks Inc (a),(b),(c),(d)	14,127	—	2.85%, 8/9/2022		5,475	5,335
			4.00%, 1/31/2024		165	167
TOTAL COMMON STOCKS		$3,108	4.50%, 5/2/2043		1,215	1,182
INVESTMENT COMPANIES - 5.08%	Shares Held	Value (000's)	5.38%, 1/31/2044		7,380	8,069
Exchange Traded Funds - 0.01%			BAT Capital Corp
SPDR Bloomberg Barclays High Yield Bond	8,400	301	2.42%, 8/14/2020(h)		110	110
ETF			3 Month LIBOR + 0.59%
			3.22%, 8/15/2024(h)		7,825	7,435
Money Market Funds - 5.07%			4.39%, 8/15/2037(h)		820	786
Principal Government Money Market Fund	163,040,509	163,041	4.54%, 8/15/2047(h)		3,235	3,080
1.55%(e),(f)			BAT International Finance PLC
			0.88%, 10/13/2023	EUR	250	299
TOTAL INVESTMENT COMPANIES		$163,342	2.25%, 1/16/2030		600	727
PREFERRED STOCKS - 0.31%	Shares Held	Value (000's)	2.75%, 6/15/2020(h)		$485	480
Agriculture - 0.02%			6.00%, 11/24/2034	GBP	200	373
Pinnacle Operating Corp 0.00% (a),(b),(c),(d)	925,862	$546	Imperial Brands Finance PLC
			3.38%, 2/26/2026	EUR	150	204
Banks - 0.10%			3.75%, 7/21/2022(h)		$3,065	3,068
Bank of America Corp 6.50% (g)	35,000	917	4.25%, 7/21/2025(h)		6,760	6,773
Morgan Stanley 6.38% (g)	50,000	1,337	4.88%, 6/7/2032	GBP	150	241
3 Month LIBOR + 3.71%			5.50%, 9/28/2026		100	164
State Street Corp 5.90% (g)	35,000	924	MHP Lux SA
3 Month LIBOR + 3.11%			6.95%, 4/3/2026(h)		$1,800	1,755
			MHP SE
		$3,178	7.75%, 5/10/2024(h)		1,075	1,110
Electric - 0.04%
SCE Trust III 5.75% (g)	50,000	1,322	Philip Morris International Inc
3 Month LIBOR + 2.99%			1.88%, 2/25/2021		3,550	3,429
			2.38%, 8/17/2022		1,745	1,673
Sovereign - 0.11%			4.38%, 11/15/2041		280	274
CoBank ACB 6.20% (g)	35,000	3,706	Pinnacle Operating Corp
			9.00%, 5/15/2023(h)		1,329	1,230
3 Month LIBOR + 3.74%
			Reynolds American Inc
Telecommunications - 0.04%			3.25%, 6/12/2020		1,558	1,559
Goodman Networks Inc 0.00% (a),(b),(c),(d)	16,808	21	5.70%, 8/15/2035		3,035	3,350
Verizon Communications Inc 5.90%,	50,000	1,277	5.85%, 8/15/2045		655	737
2/15/2054			6.88%, 5/1/2020		9,940	10,621
		$1,298	7.00%, 8/4/2041		1,475	1,855
TOTAL PREFERRED STOCKS		$10,050				$66,086
	Principal		Airlines - 0.65%
BONDS - 67.07%	Amount (000's)	Value (000's)	American Airlines 2013-1 Class B Pass
Advertising - 0.01%			Through Trust
			5.63%, 7/15/2022(h)		281	288
Lamar Media Corp
5.00%, 5/1/2023	$155	$156	American Airlines 2013-2 Class A Pass
Outfront Media Capital LLC / Outfront Media			Through Trust
Capital Corp			4.95%, 7/15/2024		1,389	1,433
5.25%, 2/15/2022	115	117	American Airlines 2014-1 Class A Pass
		$273	Through Trust
			3.70%, 4/1/2028		1,258	1,238
Aerospace & Defense - 0.21%
Air 2 US			American Airlines 2015-1 Class A Pass
8.03%, 10/1/2020(h)	42	42	Through Trust
8.63%, 10/1/2020(h)	55	55	3.38%, 11/1/2028		4,437	4,269
			American Airlines 2015-1 Class B Pass
Arconic Inc			Through Trust
5.40%, 4/15/2021	250	258	3.70%, 11/1/2024		206	202
BBA US Holdings Inc
5.38%, 5/1/2026(h)	10	10	American Airlines 2016-3 Class A Pass
			Through Trust
Lockheed Martin Corp			3.25%, 4/15/2030		1,114	1,060
2.50%, 11/23/2020	110	109	American Airlines 2017-1 Class AA Pass
Rockwell Collins Inc			Through Trust
3.50%, 3/15/2027	150	142	3.65%, 8/15/2030		2,162	2,112
TransDigm Inc			Continental Airlines 2007-1 Class A Pass
6.50%, 7/15/2024	110	112	Through Trust
Triumph Group Inc			5.98%, 10/19/2023		1,455	1,549
5.25%, 6/1/2022	385	372	United Airlines 2014-2 Class A Pass Through
7.75%, 8/15/2025	2,050	2,101	Trust
United Technologies Corp			3.75%, 3/3/2028		2,083	2,067
2.80%, 5/4/2024	3,130	2,945

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Airlines (continued)			Automobile Asset Backed Securities (continued)
United Airlines 2016-1 Class AA Pass			Enterprise Fleet Financing LLC
Through Trust			1.59%, 2/22/2021(h)		$684	$684
3.10%, 1/7/2030	$915	$875	2.13%, 5/22/2023(h)		1,820	1,800
United Airlines 2018-1 Class A Pass Through			Ford Credit Auto Owner Trust 2016-A
Trust			1.39%, 7/15/2020		1,007	1,001
3.70%, 9/1/2031	2,275	2,219	GM Financial Automobile Leasing Trust
United Airlines 2018-1 Class AA Pass			2016-3
Through Trust			1.35%, 2/20/2019		180	179
3.50%, 9/1/2031	2,280	2,221	1.97%, 5/20/2020		2,100	2,080
US Airways 2001-1G Pass Through Trust			2.26%, 2/20/2019		951	951
7.08%, 9/20/2022	84	90	1 Month LIBOR + 0.36%
US Airways 2013-1 Class A Pass Through			2.38%, 5/20/2020		1,250	1,239
Trust			GM Financial Automobile Leasing Trust
3.95%, 5/15/2027	1,117	1,126	2017-1
		$20,749	2.48%, 8/20/2020		3,500	3,470
Apparel - 0.00%			2.74%, 8/20/2020		3,600	3,566
Hanesbrands Inc			GM Financial Automobile Leasing Trust
4.88%, 5/15/2026(h)	35	34	2017-3
Under Armour Inc			2.14%, 1/21/2020		11,580	11,585
3.25%, 6/15/2026	15	13	1 Month LIBOR + 0.24%
		$47	GM Financial Consumer Automobile
Automobile Asset Backed Securities - 5.04%			Receivables Trust 2018-2
AmeriCredit Automobile Receivables 2015-4			3.62%, 12/18/2023(c),(d)		2,250	2,249
2.11%, 1/8/2021	1,575	1,570	Hertz Fleet Lease Funding LP
2.88%, 7/8/2021	1,750	1,751	0.00%, 5/10/2032(a),(h),(i)		5,500	5,500
AmeriCredit Automobile Receivables 2016-1			1 Month LIBOR + 0.50%
2.89%, 1/10/2022	5,700	5,693	2.55%, 4/10/2031(h)		9,750	9,758
AmeriCredit Automobile Receivables Trust			1 Month LIBOR + 0.65%
2014-2			Hyundai Auto Lease Securitization Trust
2.18%, 6/8/2020	1,296	1,294	2017	-A
AmeriCredit Automobile Receivables Trust			1.56%, 7/15/2019(h)		270	269
2015-2			Hyundai Auto Lease Securitization Trust
2.40%, 1/8/2021	7,850	7,820	2017	-C
AmeriCredit Automobile Receivables Trust			2.07%, 3/16/2020(h)		7,250	7,247
2016-2			1 Month LIBOR + 0.17%
2.87%, 11/8/2021	4,325	4,324	Nissan Auto Lease Trust 2016-B
Americredit Automobile Receivables Trust			2.18%, 12/17/2018		531	532
2016-4			1 Month LIBOR + 0.28%
1.34%, 4/8/2020	916	915	Nissan Auto Lease Trust 2017-A
2.41%, 7/8/2022	7,000	6,867	2.10%, 9/16/2019		4,386	4,387
AmeriCredit Automobile Receivables Trust			1 Month LIBOR + 0.20%
2017-1			OneMain Direct Auto Receivables Trust 2016-
1.51%, 5/18/2020	487	486	1
2.71%, 8/18/2022	3,000	2,956	2.04%, 1/15/2021(h)		245	245
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2014-
2017-4			5
2.07%, 5/18/2021	10,000	10,001	2.46%, 6/15/2020		1,532	1,531
1 Month LIBOR + 0.18%			Santander Drive Auto Receivables Trust 2016-
ARI Fleet Lease Trust 2016-A			2
1.82%, 7/15/2024(h)	369	368	2.66%, 11/15/2021		3,500	3,487
Capital Auto Receivables Asset Trust 2015-2			Santander Drive Auto Receivables Trust 2017-
1.73%, 9/20/2019	70	70	1
Capital Auto Receivables Asset Trust 2015-3			2.58%, 5/16/2022		5,000	4,970
1.94%, 1/21/2020	537	536	Santander Drive Auto Receivables Trust 2018-
CarMax Auto Owner Trust 2014-4			2
2.44%, 11/16/2020	2,000	1,995	2.13%, 10/15/2020		5,550	5,550
CarMax Auto Owner Trust 2017-1			1 Month LIBOR + 0.25%
1.98%, 11/15/2021	200	198	3.35%, 7/17/2023		2,000	1,993
Chesapeake Funding II LLC			Santander Retail Auto Lease Trust 2017-A
3.05%, 3/15/2028(h)	3,991	4,005	2.17%, 3/20/2020(h)		8,000	8,000
1 Month LIBOR + 1.15%			1 Month LIBOR + 0.27%
Drive Auto Receivables Trust			2.68%, 1/20/2022(h)		2,625	2,588
2.30%, 5/17/2021	2,275	2,264	Tesla Auto Lease Trust 2018-A
Drive Auto Receivables Trust 2016-C			2.97%, 4/20/2020(h)		500	498
2.37%, 11/16/2020 (h)	5,108	5,104	3.30%, 5/20/2020(h)		563	560
Drive Auto Receivables Trust 2017-2			World Omni Auto Receivables Trust 2014-B
2.25%, 6/15/2021	5,150	5,135	1.14%, 1/15/2020		881	880
Drive Auto Receivables Trust 2017-A			World Omni Automobile Lease Securitization
2.51%, 1/15/2021(h)	4,728	4,725	Trust 2016-A
Drive Auto Receivables Trust 2018-1			2.31%, 2/15/2019		2,012	2,013
2.23%, 4/15/2020	4,975	4,968	1 Month LIBOR + 0.41%
						$161,857

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)		Value(000	's)
Automobile Floor Plan Asset Backed Securities - 0.01%				Banks (continued)
GMF Floorplan Owner Revolving Trust				Bank of America Corp (continued)
1.96%, 5/17/2021(h)		$250	$248	2.56%, 2/5/2026		$2,485	$2,448
				3 Month LIBOR + 0.77%
Automobile Manufacturers - 1.32%				4.20%, 8/26/2024		11,885	11,906
BCD Acquisition Inc				4.25%, 10/22/2026		4,461	4,421
9.63%, 9/15/2023(h)		90	98	5.88%, 12/31/2049(g),(l)		5,040	5,030
Daimler Finance North America LLC				3 Month LIBOR + 2.93%
2.25%, 3/2/2020(h)		2,940	2,894	7.00%, 7/31/2028	GBP	100	191
2.70%, 8/3/2020(h)		5,470	5,406	Bank of New York Mellon Corp/The
2.85%, 1/6/2022(h)		2,175	2,126	4.62%, 12/31/2049(g),(l)		$5,735	5,520
Ford Motor Co				3 Month LIBOR + 3.13%
5.29%, 12/8/2046		1,215	1,167	4.95%, 12/31/2049(g),(l)		10,420	10,628
Ford Motor Credit Co LLC				3 Month LIBOR + 3.42%
2.60%, 11/4/2019		1,275	1,264	Banque Centrale de Tunisie International
3.34%, 3/28/2022		1,725	1,689	Bond
General Motors Co				5.75%, 1/30/2025		1,500	1,389
3.50%, 10/2/2018		4,320	4,336	Barclays PLC
6.25%, 10/2/2043		1,620	1,730	3.25%, 1/17/2033	GBP	150	197
6.60%, 4/1/2036		1,820	2,039	4.84%, 5/9/2028		$910	884
General Motors Financial Co Inc				5.20%, 5/12/2026		2,880	2,878
3.31%, 1/5/2023		5,485	5,514	BBVA Banco Continental SA
3 Month LIBOR + 0.99%				5.00%, 8/26/2022(h)		975	1,018
3.45%, 1/14/2022		1,670	1,651	BNP Paribas SA
3.85%, 1/5/2028		4,730	4,402	4.38%, 3/1/2033(h),(l)		2,905	2,800
3.95%, 4/13/2024		3,655	3,587	USSW5 Index Spread + 1.48%
Jaguar Land Rover Automotive PLC				6.75%, 12/31/2049(g),(h),(l)		2,995	3,141
4.50%, 10/1/2027(h)		735	662	USSW5 Index Spread + 4.92%
Mclaren Finance PLC				BPCE SA
5.75%, 8/1/2022(h)		385	385	2.50%, 7/15/2019		5,495	5,459
Navistar International Corp				4.88%, 4/1/2026(h)		2,670	2,700
6.63%, 11/1/2025(h)		1,993	2,068	5.25%, 4/16/2029	GBP	200	324
Toyota Motor Credit Corp				5.70%, 10/22/2023(h)		$4,360	4,634
2.74%, 1/17/2019		1,320	1,322	CIT Group Inc
3 Month LIBOR + 0.39%				3.88%, 2/19/2019		160	161
2.95%, 4/13/2021		150	150	4.13%, 3/9/2021		385	385
			$42,490	5.25%, 3/7/2025		185	189
Automobile Parts & Equipment - 0.14%				5.80%, 12/31/2049(g),(l)		500	497
Allison Transmission Inc				3 Month LIBOR + 3.97%
5.00%, 10/1/2024(h)		1,080	1,061	6.13%, 3/9/2028		375	388
American Axle & Manufacturing Inc				Citigroup Inc
6.25%, 4/1/2025		2,125	2,124	3.31%, 7/24/2023		3,155	3,188
Dana Inc				3 Month LIBOR + 0.95%
5.50%, 12/15/2024		850	865	3.50%, 5/15/2023		2,390	2,343
Goodyear Tire & Rubber Co/The				3.52%, 10/27/2028(l)		3,520	3,320
5.13%, 11/15/2023		135	134	3 Month LIBOR + 1.15%
IHO Verwaltungs GmbH				4.75%, 5/18/2046		1,695	1,652
4.75%, PIK 0.00%, 9/15/2026(h),(j),(k)		5	5	Cooperatieve Rabobank UA
Schaeffler Finance BV				4.38%, 8/4/2025		635	632
4.75%, 5/15/2023(h)		245	249	4.63%, 5/23/2029	GBP	250	388
Titan International Inc				4.75%, 1/15/2020(h)		$5,966	6,134
6.50%, 11/30/2023 (h)		60	61	5.25%, 9/14/2027	GBP	125	201
			$4,499	5.25%, 8/4/2045		$2,220	2,418
Banks - 9.46%				5.50%, 12/31/2049(g),(l)	EUR	425	555
Banco Bilbao Vizcaya Argentaria SA				EUR Swap Annual 5YR + 5.25%
3.50%, 4/11/2024(l)	EUR	200	249	Corp Financiera de Desarrollo SA
EUR Swap Annual 5YR + 2.55%				4.75%, 7/15/2025(h)		$475	479
6.13%, 12/31/2049 (g),(l)		$6,800	6,573	Credit Suisse AG
USSW5 Index Spread + 3.87%				5.75%, 9/18/2025(l)	EUR	450	605
Banco de Credito e Inversiones SA				EUR Swap Annual 5YR + 4.00%
3.50%, 10/12/2027 (h)		1,300	1,202	Credit Suisse Group AG
Banco do Brasil SA/Cayman				3.31%, 12/14/2023(h)		$3,000	3,059
4.88%, 4/19/2023(h)		2,400	2,386	3 Month LIBOR + 1.20%
Banco General SA				7.13%, 12/31/2049(g),(l)		4,115	4,317
4.13%, 8/7/2027(h)		1,900	1,810	USSW5 Index Spread + 5.11%
Banco Santander SA				Discover Bank
2.50%, 3/18/2025	EUR	100	126	3.10%, 6/4/2020		630	627
6.25%, 12/31/2049 (g),(l)		600	751	First Republic Bank/CA
EUR Swap Annual 5YR + 5.41%				4.63%, 2/13/2047		250	253
Bank of America Corp				Goldman Sachs Group Inc/The
1.78%, 5/4/2027(l)		350	432	2.00%, 7/27/2023	EUR	500	636
Euribor 3 Month + 1.20%				2.50%, 10/18/2021		200	259
				2.91%, 6/5/2023(l)		$195	189
				3 Month LIBOR + 1.05%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)					Banks (continued)
Goldman Sachs Group Inc/The	(continued)				Skandinaviska Enskilda Banken
3.36%, 7/24/2023			$3,870	$3,905	AB (continued)
3 Month LIBOR + 1.00%					5.75%, 12/31/2049(g),(l)		$6,090	$6,151
4.25%, 1/29/2026		GBP	100	153	USSW5 Index Spread + 3.85%
5.00%, 12/31/2049 (g),(l)			$4,740	4,553	Societe Generale SA
3 Month LIBOR + 2.87%					6.75%, 12/31/2049(g),(h),(l)		5,550	5,508
5.38%, 12/31/2049 (g),(l)			8,445	8,635	USSW5 Index Spread + 3.93%
3 Month LIBOR + 3.92%					Standard Chartered PLC
6.75%, 10/1/2037			3,935	4,775	3.89%, 3/15/2024(h),(l)		1,195	1,179
HBOS PLC					3 Month LIBOR + 1.08%
4.50%, 3/18/2030(l)		EUR	500	699	4.87%, 3/15/2033(h),(l)		3,395	3,388
Euribor 3 Month + 1.37%					3 Month LIBOR + 1.97%
HSBC Holdings PLC					Svenska Handelsbanken AB
6.50%, 12/31/2049 (g),(l)			$6,320	6,415	2.66%, 1/15/2024(l)	EUR	500	614
USD ICE SWAP Rate NY 5 + 3.61%					EUR Swap Annual 5YR + 1.43%
ING Groep NV					Synchrony Bank
6.00%, 12/31/2049 (g),(l)			875	894	3.00%, 6/15/2022		$2,255	2,168
USSW5 Index Spread + 4.45%					UBS AG
Intesa Sanpaolo SpA					4.75%, 2/12/2026(l)	EUR	250	332
3.13%, 7/14/2022(h)			2,860	2,756	EUR Swap Annual 5YR + 3.40%
3.88%, 7/14/2027(h)			3,890	3,654	UBS AG/Stamford CT
3.93%, 9/15/2026		EUR	650	850	2.35%, 3/26/2020		$5,135	5,062
4.38%, 1/12/2048(h)			$2,050	1,886	UBS Group AG
5.71%, 1/15/2026(h)			15,775	15,830	5.75%, 12/31/2049(g),(l)	EUR	675	912
JPMorgan Chase & Co					EUR Swap Annual 5YR + 5.29%
3.19%, 1/10/2025			2,010	2,008	6.88%, 12/31/2049(g),(l)		$5,175	5,447
3 Month LIBOR + 0.85%					USSW5 Index Spread + 4.59%
3.63%, 12/1/2027			405	380	UBS Group Funding Switzerland AG
3.96%, 11/15/2048 (l)			880	804	2.79%, 8/15/2023(h)		10,395	10,469
3 Month LIBOR + 1.38%					3 Month LIBOR + 0.95%
4.62%, 12/31/2049 (g),(l)			2,305	2,161	UniCredit SpA
3 Month LIBOR + 2.58%					5.86%, 6/19/2032(h),(l)		2,540	2,540
4.95%, 6/1/2045			1,625	1,695	USD ICE SWAP Rate NY 5 + 3.70%
5.00%, 12/31/2049 (g),(l)			40	41	Wells Fargo & Co
3 Month LIBOR + 3.32%					3.59%, 10/31/2023		3,170	3,238
5.63%, 8/16/2043			3,065	3,488	3 Month LIBOR + 1.23%
Lloyds Banking Group PLC					4.40%, 6/14/2046		2,455	2,303
4.58%, 12/10/2025			3,985	3,940	4.75%, 12/7/2046		75	74
4.65%, 3/24/2026			5,855	5,819	5.89%, 12/31/2049(g)		865	875
7.00%, 12/31/2049 (g),(l)		GBP	200	288	3 Month LIBOR + 3.77%
GBP Swap 5YR + 5.06%					Westpac Banking Corp
Morgan Stanley					2.13%, 5/2/2025	GBP	100	137
1.88%, 4/27/2027		EUR	500	616	Westpac Banking Corp/New Zealand
2.63%, 3/9/2027		GBP	230	314	5.00%, 12/31/2049(g),(l)		$7,015	6,397
3.01%, 5/8/2024			$5,665	5,777	USD ICE SWAP Rate NY 5 + 2.89%
3 Month LIBOR + 1.22%								$303,963
3.70%, 10/23/2024			280	276	Beverages - 0.96%
3.77%, 1/24/2029(l)			4,375	4,205	Anheuser-Busch InBev Finance Inc
3 Month LIBOR + 1.14%					2.65%, 2/1/2021		4,900	4,843
5.00%, 11/24/2025			6,635	6,882	3.65%, 2/1/2026		1,500	1,466
5.55%, 12/31/2049 (g),(l)			3,851	3,947	4.70%, 2/1/2036		3,055	3,147
3 Month LIBOR + 3.81%					4.90%, 2/1/2046		4,830	5,011
5.75%, 1/25/2021			1,985	2,110	Anheuser-Busch InBev SA/NV
6.38%, 7/24/2042			1,790	2,253	4.00%, 9/24/2025	GBP	150	232
Royal Bank of Scotland Group PLC					Anheuser-Busch InBev Worldwide Inc
3.31%, 5/15/2023			7,555	7,653	3.05%, 1/12/2024		$110	112
3 Month LIBOR + 1.47%					3 Month LIBOR + 0.74%
3.63%, 3/25/2024(l)		EUR	450	557	4.00%, 4/13/2028		3,760	3,735
EUR Swap Annual 5YR + 2.65%					4.38%, 4/15/2038		1,605	1,586
5.13%, 5/28/2024			$9,594	9,743	4.60%, 4/15/2048		2,085	2,067
6.13%, 12/15/2022			165	175	4.75%, 4/15/2058		2,305	2,290
7.50%, 12/31/2049 (g),(l)			5,766	6,056	Central American Bottling Corp
USSW5 Index Spread + 5.80%					5.75%, 1/31/2027(h)		525	538
Santander UK Group Holdings PLC					5.75%, 1/31/2027		1,075	1,101
7.38%, 12/31/2049 (g),(l)		GBP	200	300	Coca-Cola Icecek AS
GBP Swap 5YR + 5.54%					4.22%, 9/19/2024(h)		525	507
Santander UK PLC					4.75%, 10/1/2018(h)		1,050	1,054
5.00%, 11/7/2023(h)			$8,170	8,386	Constellation Brands Inc
Skandinaviska Enskilda Banken AB					3.88%, 11/15/2019		320	324
2.50%, 5/28/2026(l)		EUR	250	318	Corp Lindley SA
EUR Swap Annual 5YR + 1.45%					6.75%, 11/23/2021(h)		307	331
					6.75%, 11/23/2021		379	408

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Chemicals (continued)
Molson Coors Brewing Co			Equate Petrochemical BV
1.25%, 7/15/2024	$175	$211	3.00%, 3/3/2022(h)	$925	$883
PepsiCo Inc			3.00%, 3/3/2022	375	358
3.00%, 10/15/2027	215	203	GCP Applied Technologies Inc
4.45%, 4/14/2046	555	580	5.50%, 4/15/2026(h)	930	925
Pernod Ricard SA			Hexion Inc
5.75%, 4/7/2021(h)	1,045	1,114	6.63%, 4/15/2020	100	94
		$30,860	Mexichem SAB de CV
Biotechnology - 0.52%			4.88%, 9/19/2022(h)	2,300	2,328
Amgen Inc			Monsanto Co
2.20%, 5/11/2020	3,780	3,719	3.95%, 4/15/2045	1,715	1,513
4.66%, 6/15/2051	960	959	NOVA Chemicals Corp
Celgene Corp			5.25%, 8/1/2023(h)	385	385
2.88%, 8/15/2020	1,905	1,893	5.25%, 6/1/2027(h)	870	837
3.45%, 11/15/2027	70	65	Olin Corp
3.90%, 2/20/2028	1,835	1,772	5.00%, 2/1/2030	180	171
4.35%, 11/15/2047	4,845	4,483	5.13%, 9/15/2027	40	39
5.00%, 8/15/2045	2,525	2,535	Platform Specialty Products Corp
5.25%, 8/15/2043	115	121	5.88%, 12/1/2025(h)	545	531
Genzyme Corp			6.50%, 2/1/2022(h)	230	236
5.00%, 6/15/2020	30	31	Sherwin-Williams Co/The
Gilead Sciences Inc			3.13%, 6/1/2024	85	82
1.85%, 9/20/2019	1,230	1,215	Syngenta Finance NV
2.50%, 9/1/2023	30	29	5.18%, 4/24/2028(h)	2,200	2,165
4.15%, 3/1/2047	25	24			$21,042
		$16,846	Coal - 0.03%
Building Materials - 0.23%			Alliance Resource Operating Partners LP /
BMC East LLC			Alliance Resource Finance Corp
5.50%, 10/1/2024(h)	30	30	7.50%, 5/1/2025(h)	910	959
Cemex SAB de CV
5.70%, 1/11/2025	1,000	1,012	Commercial Mortgage Backed Securities - 5.53%
6.13%, 5/5/2025(h)	740	766	Banc of America Commercial Mortgage Trust
CRH America Finance Inc			2016-UBS10
3.95%, 4/4/2028(h)	2,745	2,680	5.08%, 7/15/2049(j)	3,000	3,046
Jeld-Wen Inc			BANK 2017-BNK5
4.63%, 12/15/2025 (h)	345	330	3.39%, 6/15/2060	2,350	2,292
4.88%, 12/15/2027 (h)	210	198	BANK 2017-BNK9
Johnson Controls International plc			4.03%, 11/15/2054(j)	2,000	2,013
5.13%, 9/14/2045	20	21	BENCHMARK 2018-B3 Mortgage Trust
Masco Corp			4.03%, 4/10/2051	5,000	5,126
3.50%, 4/1/2021	50	50	CFCRE Commercial Mortgage Trust 2011-
Norbord Inc			C2
5.38%, 12/1/2020(h)	650	671	5.95%, 12/15/2047(h),(j)	975	1,037
Owens Corning			Citigroup Commercial Mortgage Trust 2015-
7.00%, 12/1/2036	1,170	1,455	GC29
Standard Industries Inc/NJ			4.28%, 4/10/2048(j)	2,000	1,967
4.75%, 1/15/2028(h)	35	33	Citigroup Commercial Mortgage Trust 2015-
6.00%, 10/15/2025 (h)	150	155	GC35
		$7,401	3.82%, 11/10/2048	1,000	1,011
Chemicals - 0.65%			Citigroup Commercial Mortgage Trust 2016-
Aruba Investments Inc			GC37
8.75%, 2/15/2023(h)	1,310	1,362	3.58%, 4/10/2049	1,750	1,682
Ashland LLC			Citigroup Commercial Mortgage Trust 2017-
4.75%, 8/15/2022	60	61	C4
Blue Cube Spinco Inc			1.27%, 10/12/2050(j),(m)	12,967	977
9.75%, 10/15/2023	565	650	COMM 2012-CCRE3 Mortgage Trust
Braskem Finance Ltd			4.91%, 10/15/2045(h),(j)	2,715	2,589
5.38%, 5/2/2022	1,225	1,254	COMM 2012-CCRE5 Mortgage Trust
6.45%, 2/3/2024	1,075	1,153	3.22%, 12/10/2045(h)	2,000	1,966
Braskem Netherlands Finance BV			COMM 2013-CCRE11 Mortgage Trust
4.50%, 1/10/2028(h)	1,525	1,429	1.28%, 8/10/2050(j),(m)	58,014	2,347
CF Industries Inc			4.72%, 8/10/2050(j)	5,000	5,256
5.15%, 3/15/2034	1,380	1,261	COMM 2013-CCRE6 Mortgage Trust
7.13%, 5/1/2020	243	259	4.20%, 3/10/2046(h),(j)	500	464
Chemours Co/The			COMM 2013-CCRE8 Mortgage Trust
6.63%, 5/15/2023	130	137	4.09%, 6/10/2046(h),(j)	3,000	2,954
Consolidated Energy Finance SA			COMM 2013-LC6 Mortgage Trust
5.87%, 6/15/2022(h)	250	249	4.44%, 1/10/2046(h),(j)	1,470	1,399
3 Month LIBOR + 3.75%			COMM 2014-CCRE16 Mortgage Trust
6.75%, 10/15/2019 (h)	1,058	1,078	4.05%, 4/10/2047	600	617
6.88%, 6/15/2025(h)	1,540	1,602	COMM 2014-CCRE17 Mortgage Trust
			4.89%, 5/10/2047(j)	2,400	2,420

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
COMM 2014-LC17 Mortgage Trust			JPMBB Commercial Mortgage Securities
4.49%, 10/10/2047 (j)	$5,000	$5,099	Trust 2014-C24 (continued)
COMM 2014-UBS5 Mortgage Trust			4.57%, 11/15/2047(j)		$4,350	$4,302
1.18%, 9/10/2047(j),(m)	68,885	2,614	JPMBB Commercial Mortgage Securities
COMM 2015-CCRE22 Mortgage Trust			Trust 2015-C28
4.26%, 3/10/2048(j)	1,611	1,564	3.99%, 10/15/2048		7,000	6,875
COMM 2015-LC23 Mortgage Trust			JPMBB Commercial Mortgage Securities
3.77%, 10/10/2048	2,000	2,013	Trust 2015-C31
COMM 2015-PC1 Mortgage Trust			1.13%, 8/15/2048(j),(m)		42,003	2,072
4.29%, 7/10/2050(j)	2,000	2,046	JPMCC Commercial Mortgage Securities
Credit Suisse Commercial Mortgage Trust			Trust 2017-JP7
Series 2006-C5			3.81%, 9/15/2050(j)		2,500	2,344
0.88%, 12/15/2039 (j),(m)	1,502	—	LB-UBS Commercial Mortgage Trust 2005-
CSAIL 2018-CX11 Commercial Mortgage			C3
Trust			1.01%, 7/15/2040(h),(j),(m)		2,423	24
4.03%, 4/15/2051(j)	1,000	1,021	LB-UBS Commercial Mortgage Trust 2007-
DBUBS 2011-LC2 Mortgage Trust			C1
5.72%, 7/10/2044(h),(j)	5,000	5,171	0.39%, 2/15/2040(j),(m)		484	—
GE Commercial Mortgage Corp Series 2007-			LB-UBS Commercial Mortgage Trust 2007-
C1 Trust			C6
5.61%, 12/10/2049 (j)	5,803	5,744	6.11%, 7/15/2040(j)		914	914
GS Mortgage Securities Trust 2011-GC5			Morgan Stanley Bank of America Merrill
1.52%, 8/10/2044(h),(j),(m)	92,533	3,209	Lynch Trust 2013-C11
GS Mortgage Securities Trust 2012-GCJ7			0.56%, 8/15/2046(j),(m)		23,787	263
2.41%, 5/10/2045(j),(m)	13,455	741	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2013-GC16			Lynch Trust 2013-C9
1.56%, 11/10/2046 (j),(m)	28,404	1,034	3.46%, 5/15/2046		1,781	1,751
5.50%, 11/10/2046 (j)	800	804	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2013-GCJ12			Lynch Trust 2014-C15
3.78%, 6/10/2046(j)	555	548	1.24%, 4/15/2047(j),(m)		52,356	2,227
GS Mortgage Securities Trust 2014-GC26			4.05%, 4/15/2047		3,000	3,072
1.21%, 11/10/2047 (j),(m)	49,012	2,424	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2015-GC34			Lynch Trust 2014-C16
3.51%, 10/10/2048	1,482	1,468	1.31%, 6/15/2047(j),(m)		24,780	1,076
GS Mortgage Securities Trust 2015-GS1			4.91%, 6/15/2047(j)		4,250	4,245
3.73%, 11/10/2048	3,250	3,267	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2014-C18
Securities Trust 2005-CIBC12			4.59%, 10/15/2047(j)		3,864	3,908
5.62%, 9/12/2037(j)	244	5	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2015-C20
Securities Trust 2010-C1			3.61%, 2/15/2048		2,000	1,985
5.95%, 6/15/2043(h)	2,585	2,551	4.16%, 2/15/2048		1,975	1,974
JP Morgan Chase Commercial Mortgage			Morgan Stanley Bank of America Merrill
Securities Trust 2011-C5			Lynch Trust 2015-C26
5.59%, 8/15/2046(h),(j)	800	824	3.89%, 10/15/2048(j)		3,000	2,994
JP Morgan Chase Commercial Mortgage			Morgan Stanley Bank of America Merrill
Securities Trust 2012-LC9			Lynch Trust 2016-C30
1.70%, 12/15/2047 (j),(m)	16,113	841	3.18%, 9/15/2049		1,571	1,484
3.35%, 12/15/2047 (h)	2,000	1,970	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2016-C31
Securities Trust 2013-C16			3.10%, 11/15/2049		2,579	2,467
1.23%, 12/15/2046 (j),(m)	10,306	400	Morgan Stanley Capital I 2017-HR2
JP Morgan Chase Commercial Mortgage			3.59%, 12/15/2050		1,000	987
Securities Trust 2016-JP3			Morgan Stanley Capital I Trust 2016-UBS9
3.14%, 8/15/2049	3,000	2,842	3.59%, 3/15/2049		1,500	1,489
JP Morgan Chase Commercial Mortgage			MSBAM Commercial Mortgage Securities
Securities Trust 2016-JP4			Trust 2012-CKSV
3.60%, 12/15/2049 (j)	1,682	1,550	1.23%, 10/15/2030(h),(j),(m)		22,437	887
3.65%, 12/15/2049 (j)	1,600	1,593	UBS Commercial Mortgage Trust 2012-C1
JPMBB Commercial Mortgage Securities			3.40%, 5/10/2045		486	487
Trust 2013-C15			UBS-Barclays Commercial Mortgage Trust
1.41%, 11/15/2045 (j),(m)	33,155	1,232	2012	-C3
JPMBB Commercial Mortgage Securities			3.09%, 8/10/2049		1,210	1,201
Trust 2014-C18			5.21%, 8/10/2049(h),(j)		1,500	1,531
4.97%, 2/15/2047(j)	1,000	1,036	UBS-Barclays Commercial Mortgage Trust
4.97%, 2/15/2047(j)	2,700	2,721	2012	-C4
JPMBB Commercial Mortgage Securities			1.80%, 12/10/2045(h),(j),(m)		20,637	1,220
Trust 2014-C19			3.32%, 12/10/2045(h)		2,300	2,269
1.29%, 4/15/2047(j),(m)	44,731	1,036	UBS-Barclays Commercial Mortgage Trust
JPMBB Commercial Mortgage Securities			2013	-C5
Trust 2014-C24			3.18%, 3/10/2046		1,580	1,566
1.19%, 11/15/2047 (j),(m)	9,257	365	4.22%, 3/10/2046(h),(j)		1,090	983
4.07%, 11/15/2047 (h),(j)	1,000	848

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)					Computers (continued)
Wells Fargo Commercial Mortgage Trust					Apple Inc (continued)
2015-NX	S3				4.65%, 2/23/2046	$3,865	$4,136
4.64%, 9/15/2057(j)			$1,400	$1,410	Dell International LLC / EMC Corp
Wells Fargo Commercial Mortgage Trust					3.48%, 6/1/2019(h)	105	105
2016	-C36				5.45%, 6/15/2023(h)	3,650	3,839
3.07%, 11/15/2059			750	715	5.88%, 6/15/2021(h)	365	376
Wells Fargo Commercial Mortgage Trust					6.02%, 6/15/2026(h)	2,775	2,943
2017	-C38				7.13%, 6/15/2024(h)	1,975	2,103
3.45%, 7/15/2050			3,000	2,933	8.35%, 7/15/2046(h)	3,370	4,149
Wells Fargo Commercial Mortgage Trust					EMC Corp
2017	-RC1				2.65%, 6/1/2020	320	311
3.63%, 1/15/2060			5,000	4,959	Hewlett Packard Enterprise Co
Wells Fargo Commercial Mortgage Trust					2.85%, 10/5/2018	1,390	1,392
2018	-C44				West Corp
4.21%, 5/15/2051(c),(i)			2,500	2,575	8.50%, 10/15/2025(h)	715	690
WFRBS Commercial Mortgage Trust 2013-					Western Digital Corp
C12					4.75%, 2/15/2026	100	98
1.42%, 3/15/2048(h),(j),(m)			46,456	2,259			$44,731
WFRBS Commercial Mortgage Trust 2014-					Consumer Products - 0.13%
C22					ACCO Brands Corp
4.07%, 9/15/2057(j)			5,000	5,079	5.25%, 12/15/2024(h)	20	20
4.37%, 9/15/2057(j)			2,000	1,983	Prestige Brands Inc
WFRBS Commercial Mortgage Trust 2014-					6.38%, 3/1/2024(h)	1,310	1,316
C23					Reckitt Benckiser Treasury Services PLC
0.79%, 10/15/2057 (j),(m)			52,814	1,592	2.75%, 6/26/2024(h)	2,575	2,434
				$177,846	2.85%, 6/24/2022(h)	240	240
Commercial Services - 0.20%					3 Month LIBOR + 0.56%
ADT Corp/The					Spectrum Brands Inc
6.25%, 10/15/2021			205	214	5.75%, 7/15/2025	195	195
Ahern Rentals Inc							$4,205
7.38%, 5/15/2023(h)			1,545	1,491	Cosmetics & Personal Care - 0.03%
APX Group Inc					Avon International Operations Inc
7.63%, 9/1/2023			60	56	7.88%, 8/15/2022(h)	80	82
Avis Budget Car Rental LLC / Avis Budget					Natura Cosmeticos SA
Finance Inc					5.38%, 2/1/2023(h)	1,000	995
5.50%, 4/1/2023			45	44			$1,077
DP World Ltd					Credit Card Asset Backed Securities - 0.25%
6.85%, 7/2/2037			540	641	Capital One Multi-Asset Execution Trust
Garda World Security Corp					2.35%, 2/15/2022	500	502
8.75%, 5/15/2025(h)			730	763
					1 Month LIBOR + 0.45%
Hertz Corp/The					2.41%, 9/16/2024	510	514
7.63%, 6/1/2022(h)			70	71
					1 Month LIBOR + 0.51%
Jaguar Holding Co II / Pharmaceutical Product					2.53%, 2/15/2024	1,900	1,922
Development LLC					1 Month LIBOR + 0.63%
6.38%, 8/1/2023(h)			65	66
					Chase Issuance Trust
Nielsen Finance LLC / Nielsen Finance Co					2.31%, 5/17/2021	4,625	4,639
5.00%, 4/15/2022(h)			155	156
					1 Month LIBOR + 0.41%
Prime Security Services Borrower LLC /
Prime Finance Inc					World Financial Network Credit Card Master
9.25%, 5/15/2023(h)			93	100	Trust
					1.44%, 6/15/2022	575	573
RR Donnelley & Sons Co							$8,150
7.88%, 3/15/2021			40	42	Distribution & Wholesale - 0.03%
Service Corp International/US					American Builders & Contractors Supply Co
5.38%, 5/15/2024			205	211	Inc
8.00%, 11/15/2021			225	253	5.75%, 12/15/2023(h)	10	10
TMS International Corp
7.25%, 8/15/2025(h)			1,095	1,133	Global Partners LP / GLP Finance Corp
					7.00%, 6/15/2023	655	662
United Rentals North America Inc					H&E Equipment Services Inc
4.63%, 10/15/2025			910	883	5.63%, 9/1/2025	165	166
4.88%, 1/15/2028			310	294	HD Supply Inc
5.88%, 9/15/2026			155	162	5.75%, 4/15/2024(h)	105	110
				$6,580			$948
Computers - 1.39%					Diversified Financial Services - 1.06%
Apple Inc					AerCap Ireland Capital DAC / AerCap Global
0.88%, 5/24/2025		EUR	420	509	Aviation Trust
2.75%, 1/13/2025			$2,275	2,173	4.63%, 10/30/2020	265	272
2.85%, 5/11/2024			5,745	5,573	Aircastle Ltd
3.00%, 2/9/2024			4,950	4,845	5.13%, 3/15/2021	220	226
3.05%, 7/31/2029		GBP	125	186	Ally Financial Inc
3.20%, 5/13/2025			$2,520	2,463	3.25%, 11/5/2018	20	20
3.35%, 2/9/2027			8,965	8,774	4.25%, 4/15/2021	230	231
4.25%, 2/9/2047			65	66

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Electric (continued)
Ally Financial Inc (continued)				Centrais Eletricas Brasileiras SA
4.75%, 9/10/2018		$220	$221	5.75%, 10/27/2021		$1,250	$1,275
5.75%, 11/20/2025		1,905	1,969	CMS Energy Corp
8.00%, 11/1/2031		175	213	4.70%, 3/31/2043		910	939
Blackstone Holdings Finance Co LLC				4.88%, 3/1/2044		1,835	1,985
2.00%, 5/19/2025	EUR	250	319	Colbun SA
Brookfield Finance Inc				3.95%, 10/11/2027(h)		1,950	1,848
3.90%, 1/25/2028		$2,895	2,756	Commonwealth Edison Co
4.70%, 9/20/2047		4,870	4,668	3.70%, 3/1/2045		690	649
Brookfield Finance LLC				3.80%, 10/1/2042		905	869
4.00%, 4/1/2024		4,965	4,943	4.35%, 11/15/2045		1,660	1,731
Charles Schwab Corp/The				Consolidated Edison Co of New York Inc
5.00%, 12/31/2049 (g),(l)		2,880	2,804	4.63%, 12/1/2054		1,940	2,067
3 Month LIBOR + 2.58%				Dominion Energy Inc
Credit Acceptance Corp				2.58%, 7/1/2020		10,740	10,573
6.13%, 2/15/2021		1,185	1,191	3.90%, 10/1/2025		1,670	1,651
7.38%, 3/15/2023		1,355	1,416	DPL Inc
Doric Nimrod Air Finance Alpha Ltd 2012-1				7.25%, 10/15/2021		190	207
Class B Pass Through Trust				DTE Electric Co
6.50%, 5/30/2021(h)		520	528	4.05%, 5/15/2048(c),(i)		1,425	1,419
E*TRADE Financial Corp				DTE Energy Co
5.30%, 12/31/2049 (g),(l)		2,235	2,183	6.38%, 4/15/2033		2,510	3,041
3 Month LIBOR + 3.16%				Duke Energy Corp
GE Capital International Funding Co				2.65%, 9/1/2026		1,095	992
Unlimited Co				3.75%, 4/15/2024		60	60
2.34%, 11/15/2020		200	195	3.75%, 9/1/2046		30	27
4.42%, 11/15/2035		2,245	2,150	Electricite de France SA
ILFC E-Capital Trust II				2.15%, 1/22/2019(h)		70	70
4.89%, 12/21/2065 (h),(j)		355	342	2.35%, 10/13/2020(h)		155	152
International Lease Finance Corp				4.25%, 12/29/2049(g),(l)	EUR	400	509
6.25%, 5/15/2019		60	62	EUR Swap Annual 7YR + 3.02%
Lions Gate Capital Holdings LLC				4.63%, 9/11/2024		250	370
5.88%, 11/1/2024(h)		1,100	1,126	5.50%, 10/17/2041	GBP	100	175
National Rural Utilities Cooperative Finance				5.63%, 12/31/2049(g),(h),(l)		$2,940	2,944
Corp				USSW10 Index Spread + 3.04%
2.40%, 4/25/2022		145	140	6.00%, 12/29/2049(g),(l)	GBP	100	144
4.75%, 4/30/2043(l)		855	869	GBP Swap 13YR + 3.96%
3 Month LIBOR + 2.91%				6.25%, 5/30/2028		50	89
Navient Corp				Elwood Energy LLC
5.50%, 1/15/2019		215	218	8.16%, 7/5/2026		$551	612
5.88%, 3/25/2021		10	10	Emera US Finance LP
6.13%, 3/25/2024		1,390	1,392	2.70%, 6/15/2021		100	97
6.63%, 7/26/2021		190	197	Enel Finance International NV
8.00%, 3/25/2020		210	224	2.88%, 5/25/2022(h)		2,395	2,323
Quicken Loans Inc				Enel SpA
5.75%, 5/1/2025(h)		120	118	6.62%, 9/15/2076(l)	GBP	100	156
Springleaf Finance Corp				GBP Swap 5YR + 4.09%
5.25%, 12/15/2019		445	451	Exelon Corp
6.88%, 3/15/2025		855	863	2.85%, 6/15/2020		$2,560	2,535
8.25%, 12/15/2020		145	160	3.50%, 6/1/2022		1,740	1,713
SUAM Finance BV				4.45%, 4/15/2046		490	490
4.88%, 4/17/2024(h)		375	385	5.10%, 6/15/2045		60	66
Synchrony Financial				Florida Power & Light Co
3.00%, 8/15/2019		500	499	3.95%, 3/1/2048		1,735	1,727
3.95%, 12/1/2027		390	363	Fortis Inc/Canada
Vantiv LLC / Vantiv Issuer Corp				2.10%, 10/4/2021		100	96
4.38%, 11/15/2025 (h)		235	224	3.06%, 10/4/2026		4,055	3,719
Visa Inc				Georgia Power Co
2.20%, 12/14/2020		90	89	4.30%, 3/15/2042		1,355	1,356
			$34,037	4.30%, 3/15/2043		1,080	1,075
Electric - 2.87%				Indiantown Cogeneration LP
Abu Dhabi National Energy Co PJSC				9.77%, 12/15/2020		407	439
4.38%, 6/22/2026(h)		675	659	Kentucky Utilities Co
Adani Transmission Ltd				3.30%, 10/1/2025		3,105	3,018
4.00%, 8/3/2026(h)		750	692	Listrindo Capital BV
AEP Transmission Co LLC				4.95%, 9/14/2026(h)		825	778
4.00%, 12/1/2046		10	10	Louisville Gas & Electric Co
Alabama Power Co				3.30%, 10/1/2025		1,545	1,515
3.85%, 12/1/2042		30	29	MidAmerican Energy Co
Calpine Corp				4.25%, 5/1/2046		1,030	1,064
5.75%, 1/15/2025		95	87	NRG Energy Inc
				5.75%, 1/15/2028(h)		520	515
				6.25%, 5/1/2024		595	615

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)				Entertainment (continued)
NRG Energy Inc (continued)				Boyne USA Inc
6.63%, 1/15/2027		$100	$103	7.25%, 5/1/2025(h)	$310	$320
7.25%, 5/15/2026		620	661	Caesars Resort Collection LLC / CRC Finco
Oncor Electric Delivery Co LLC				Inc
2.15%, 6/1/2019		4,630	4,586	5.25%, 10/15/2025(h)	1,690	1,614
5.25%, 9/30/2040		40	47	CCM Merger Inc
Pacific Gas & Electric Co				6.00%, 3/15/2022(h)	1,435	1,460
3.30%, 12/1/2027(h)		4,305	4,013	Cedar Fair LP / Canada's Wonderland Co /
4.45%, 4/15/2042		30	29	Magnum Management Corp / Millennium Op
5.13%, 11/15/2043		1,530	1,619	5.38%, 4/15/2027(h)	40	40
PacifiCorp				Cinemark USA Inc
3.85%, 6/15/2021		50	51	4.88%, 6/1/2023	50	49
PPL Electric Utilities Corp				Eldorado Resorts Inc
3.95%, 6/1/2047		85	84	6.00%, 4/1/2025	10	10
4.75%, 7/15/2043		1,375	1,527	7.00%, 8/1/2023	690	729
PPL WEM Ltd / Western Power Distribution				GLP Capital LP / GLP Financing II Inc
Ltd				4.38%, 4/15/2021	340	343
5.38%, 5/1/2021(h)		5,425	5,654	5.38%, 4/15/2026	1,060	1,068
Public Service Electric & Gas Co				International Game Technology PLC
3.65%, 9/1/2042		20	19	6.50%, 2/15/2025(h)	645	688
Southern Co/The				Scientific Games International Inc
2.95%, 7/1/2023		2,035	1,961	5.00%, 10/15/2025(h)	25	24
4.25%, 7/1/2036		1,480	1,486	6.63%, 5/15/2021	300	306
4.40%, 7/1/2046		1,050	1,035	Six Flags Entertainment Corp
5.50%, 3/15/2057(l)		1,200	1,240	4.88%, 7/31/2024(h)	90	88
3 Month LIBOR + 3.63%				WMG Acquisition Corp
Southwestern Public Service Co				4.88%, 11/1/2024(h)	5	5
3.70%, 8/15/2047		1,290	1,215	5.00%, 8/1/2023(h)	595	591
State Grid Overseas Investment 2016 Ltd				5.50%, 4/15/2026(h)	25	25
3.50%, 5/4/2027		3,000	2,858			$7,408
Talen Energy Supply LLC				Environmental Control - 0.02%
7.00%, 10/15/2027		100	70	Clean Harbors Inc
Virginia Electric & Power Co				5.13%, 6/1/2021	320	322
4.45%, 2/15/2044		1,560	1,628	GFL Environmental Inc
4.65%, 8/15/2043		1,620	1,741	9.88%, 2/1/2021(h)	105	110
Vistra Energy Corp				Republic Services Inc
7.38%, 11/1/2022		935	985	3.80%, 5/15/2018	50	50
8.13%, 1/30/2026(h)		305	334			$482
Western Power Distribution West Midlands				Food - 1.23%
PLC				Arcor SAIC
5.75%, 4/16/2032	GBP	100	180	6.00%, 7/6/2023(h)	2,470	2,556
			$92,298	BI-LO LLC / BI-LO Finance Corp
Electronics - 0.04%				9.25%, 2/15/2019(h)	1,420	1,422
Ingram Micro Inc				Cencosud SA
5.45%, 12/15/2024		$45	44	4.38%, 7/17/2027(h)	2,025	1,919
Sanmina Corp				ESAL GmbH
4.38%, 6/1/2019(h)		155	156	6.25%, 2/5/2023	1,150	1,095
Tech Data Corp				General Mills Inc
3.70%, 2/15/2022		80	79	3.70%, 10/17/2023	1,325	1,322
Tyco Electronics Group SA				4.20%, 4/17/2028	2,190	2,158
1.10%, 3/1/2023	EUR	500	620	4.70%, 4/17/2048	1,745	1,684
2.38%, 12/17/2018		$150	150	Gruma SAB de CV
7.13%, 10/1/2037		105	144	4.88%, 12/1/2024(h)	1,175	1,215
			$1,193	Ingles Markets Inc
Energy - Alternate Sources - 0.00%				5.75%, 6/15/2023	1,340	1,337
TerraForm Power Operating LLC				JBS USA LUX SA / JBS USA Finance Inc
5.00%, 1/31/2028(h)		85	79	5.75%, 6/15/2025(h)	390	366
				7.25%, 6/1/2021(h)	725	730
Engineering & Construction - 0.14%				Kraft Heinz Foods Co
MasTec Inc				2.80%, 7/2/2020	6,475	6,428
4.88%, 3/15/2023		860	854	4.38%, 6/1/2046	75	67
Pisces Midco Inc				5.00%, 7/15/2035	1,155	1,171
8.00%, 4/15/2026(h)		245	245	5.20%, 7/15/2045	1,445	1,434
SBA Tower Trust				Lamb Weston Holdings Inc
2.90%, 10/15/2044 (h)		2,375	2,376	4.63%, 11/1/2024(h)	5	5
Tutor Perini Corp				4.88%, 11/1/2026(h)	705	699
6.88%, 5/1/2025(h)		1,065	1,091	McCormick & Co Inc/MD
			$4,566	3.15%, 8/15/2024	3,450	3,309
Entertainment - 0.23%				3.40%, 8/15/2027	755	714
AMC Entertainment Holdings Inc				New Albertsons LP
5.75%, 6/15/2025		50	48	7.45%, 8/1/2029	50	41

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Food (continued)				Healthcare - Products (continued)
Post Holdings Inc				Medtronic Inc (continued)
5.00%, 8/15/2026(h)		$1,145	$1,073	4.38%, 3/15/2035	$990	$1,026
5.75%, 3/1/2027(h)		15	15	Ortho-Clinical Diagnostics Inc / Ortho-
Sigma Finance Netherlands BV				Clinical Diagnostics SA
4.88%, 3/27/2028(h)		1,650	1,614	6.63%, 5/15/2022(h)	60	59
TreeHouse Foods Inc				Universal Hospital Services Inc
4.88%, 3/15/2022		340	337	7.63%, 8/15/2020	1,630	1,642
6.00%, 2/15/2024(h)		675	672			$27,469
Want Want China Finance Ltd				Healthcare - Services - 0.65%
2.88%, 4/27/2022		1,700	1,645	Acadia Healthcare Co Inc
Wm Wrigley Jr Co				5.63%, 2/15/2023	115	116
2.40%, 10/21/2018 (h)		1,650	1,647	Centene Corp
3.38%, 10/21/2020 (h)		2,745	2,760	4.75%, 5/15/2022	300	303
			$39,435	5.63%, 2/15/2021	450	462
Food Service - 0.00%				6.13%, 2/15/2024	655	686
Aramark Services Inc				CHS/Community Health Systems Inc
5.00%, 2/1/2028(h)		75	73	6.88%, 2/1/2022	230	125
				DaVita Inc
Forest Products & Paper - 0.19%				5.13%, 7/15/2024	165	160
Domtar Corp				HCA Healthcare Inc
6.25%, 9/1/2042		1,550	1,584	6.25%, 2/15/2021	505	531
International Paper Co				HCA Inc
3.00%, 2/15/2027		75	68	4.50%, 2/15/2027	160	153
4.35%, 8/15/2048		2,470	2,249	4.75%, 5/1/2023	2,100	2,116
4.40%, 8/15/2047		1,440	1,329	5.00%, 3/15/2024	2,565	2,594
Sappi Papier Holding GmbH				5.25%, 4/15/2025	115	116
7.50%, 6/15/2032(h)		630	676	5.25%, 6/15/2026	350	352
Smurfit Kappa Acquisitions ULC				5.50%, 6/15/2047	1,480	1,399
4.88%, 9/15/2018(h)		200	200	5.88%, 3/15/2022	10	10
			$6,106	6.50%, 2/15/2020	405	423
Gas - 0.30%				Humana Inc
AmeriGas Partners LP / AmeriGas Finance				3.85%, 10/1/2024	2,100	2,091
Corp				4.95%, 10/1/2044	830	878
5.50%, 5/20/2025		95	93	Kindred Healthcare Inc
Boston Gas Co				8.00%, 1/15/2020	40	43
3.15%, 8/1/2027(h)		125	119	MPH Acquisition Holdings LLC
Dominion Energy Gas Holdings LLC				7.13%, 6/1/2024(h)	1,090	1,112
2.80%, 11/15/2020		3,640	3,604	Polaris Intermediate Corp
NGL Energy Partners LP / NGL Energy				8.50%, PIK 9.25%, 12/1/2022(h),(j),(k)	1,305	1,325
Finance Corp				Tenet Healthcare Corp
6.88%, 10/15/2021		300	300	4.63%, 7/15/2024(h)	1,125	1,086
7.50%, 11/1/2023		1,830	1,826	6.00%, 10/1/2020	455	470
Southern Co Gas Capital Corp				7.50%, 1/1/2022(h)	10	10
4.40%, 5/30/2047		2,245	2,235	8.13%, 4/1/2022	725	755
Talent Yield Investments Ltd				UnitedHealth Group Inc
4.50%, 4/25/2022(h)		1,500	1,519	4.63%, 7/15/2035	2,005	2,143
			$9,696	WellCare Health Plans Inc
Healthcare - Products - 0.86%				5.25%, 4/1/2025	1,260	1,266
Abbott Laboratories						$20,725
2.90%, 11/30/2021		2,875	2,835	Home Builders - 0.21%
4.90%, 11/30/2046		1,790	1,937	Beazer Homes USA Inc
Avantor Inc				8.75%, 3/15/2022	65	70
9.00%, 10/1/2025(h)		40	41	Century Communities Inc
Becton Dickinson and Co				5.88%, 7/15/2025	2,010	1,912
1.00%, 12/15/2022	EUR	500	606	KB Home
3.06%, 6/6/2022		$2,235	2,251	4.75%, 5/15/2019	390	392
3 Month LIBOR + 1.03%				7.00%, 12/15/2021	300	318
3.70%, 6/6/2027		8,905	8,435	Lennar Corp
Covidien International Finance SA				4.13%, 12/1/2018	495	495
4.20%, 6/15/2020		5,710	5,856	4.50%, 4/30/2024	1,440	1,404
DJO Finance LLC / DJO Finance Corp				4.75%, 11/15/2022	50	50
8.13%, 6/15/2021(h)		775	776	8.38%, 1/15/2021(h)	65	72
Hill-Rom Holdings Inc				PulteGroup Inc
5.75%, 9/1/2023(h)		610	630	5.50%, 3/1/2026	90	92
Kinetic Concepts Inc / KCI USA Inc				Taylor Morrison Communities Inc / Taylor
7.88%, 2/15/2021(h)		860	891	Morrison Holdings II Inc
Mallinckrodt International Finance SA /				5.63%, 3/1/2024(h)	730	730
Mallinckrodt CB LLC				Toll Brothers Finance Corp
4.88%, 4/15/2020(h)		330	315	4.88%, 3/15/2027	60	58
5.75%, 8/1/2022(h)		95	79
Medtronic Inc
2.50%, 3/15/2020		90	90

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Home Builders (continued)				Insurance (continued)
TRI Pointe Group Inc				Voya Financial Inc
4.88%, 7/1/2021		$150	$150	5.65%, 5/15/2053(l)	$4,145	$4,224
TRI Pointe Group Inc / TRI Pointe Homes				3 Month LIBOR + 3.58%
Inc				XLIT Ltd
5.88%, 6/15/2024		65	66	4.81%, 12/31/2049(g)	590	589
Williams Scotsman International Inc				3 Month LIBOR + 2.46%
7.88%, 12/15/2022 (h)		985	1,025			$55,466
			$6,834	Internet - 0.44%
Home Equity Asset Backed Securities - 0.04%				Alibaba Group Holding Ltd
First NLC Trust 2005-1				3.13%, 11/28/2021	200	199
2.39%, 5/25/2035		247	231	3.40%, 12/6/2027	2,175	2,048
1 Month LIBOR + 0.50%				Baidu Inc
JP Morgan Mortgage Acquisition Trust 2006-				2.88%, 7/6/2022	2,550	2,454
CW2				3.63%, 7/6/2027	1,000	942
2.05%, 8/25/2036		494	490	3.88%, 9/29/2023	2,150	2,132
1 Month LIBOR + 0.15%				Match Group Inc
Saxon Asset Securities Trust 2004-1				5.00%, 12/15/2027(h)	60	59
3.43%, 3/25/2035		282	163	Netflix Inc
1 Month LIBOR + 1.70%				4.38%, 11/15/2026	995	930
Specialty Underwriting & Residential Finance				5.38%, 2/1/2021	200	206
Trust Series 2004-BC1				5.88%, 11/15/2028(h)	135	135
2.66%, 2/25/2035		303	300	Symantec Corp
1 Month LIBOR + 0.77%				5.00%, 4/15/2025(h)	55	55
			$1,184	Tencent Holdings Ltd
Housewares - 0.05%				2.99%, 1/19/2023(h)	1,275	1,234
Newell Brands Inc				3.60%, 1/19/2028(h)	1,210	1,150
5.00%, 11/15/2023		1,605	1,643	3.80%, 2/11/2025(h)	1,200	1,190
				Zayo Group LLC / Zayo Capital Inc
Insurance - 1.73%				5.75%, 1/15/2027(h)	65	64
Aegon NV				6.00%, 4/1/2023	1,200	1,236
4.00%, 4/25/2044(l)	EUR	250	331			$14,034
Euribor 3 Month + 3.35%				Iron & Steel - 0.33%
AIA Group Ltd				AK Steel Corp
3.90%, 4/6/2028(h)		$2,540	2,526	6.38%, 10/15/2025	610	571
American International Group Inc				7.00%, 3/15/2027	495	480
3.30%, 3/1/2021		2,140	2,134	7.50%, 7/15/2023	475	499
3.75%, 7/10/2025		1,385	1,356	7.63%, 10/1/2021	245	250
3.90%, 4/1/2026		6,875	6,722	Allegheny Technologies Inc
4.50%, 7/16/2044		4,055	3,896	7.88%, 8/15/2023	65	70
Arch Capital Finance LLC				ArcelorMittal
4.01%, 12/15/2026		2,845	2,825	5.75%, 3/1/2021	240	251
5.03%, 12/15/2046		915	990	7.25%, 10/15/2039	965	1,144
AssuredPartners Inc				Big River Steel LLC / BRS Finance Corp
7.00%, 8/15/2025(h)		660	652	7.25%, 9/1/2025(h)	95	99
AXA Equitable Holdings Inc				Cleveland-Cliffs Inc
5.00%, 4/20/2048(h)		2,090	2,003	4.88%, 1/15/2024(h)	50	49
Brighthouse Financial Inc				Commercial Metals Co
3.70%, 6/22/2027(h)		6,950	6,293	4.88%, 5/15/2023	20	20
4.70%, 6/22/2047(h)		4,805	4,183	United States Steel Corp
Catlin Insurance Co Ltd				6.25%, 3/15/2026	75	74
5.33%, 7/29/2049(g),(h)		2,050	2,037	Vale Overseas Ltd
3 Month LIBOR + 2.98%				4.38%, 1/11/2022	1,524	1,539
Chubb INA Holdings Inc				6.25%, 8/10/2026	700	772
1.55%, 3/15/2028	EUR	650	783	6.88%, 11/21/2036	2,340	2,713
CNO Financial Group Inc				Vale SA
4.50%, 5/30/2020		$230	231	5.63%, 9/11/2042	1,950	2,021
5.25%, 5/30/2025		70	71			$10,552
Genworth Holdings Inc				Leisure Products & Services - 0.09%
7.63%, 9/24/2021		120	113	Constellation Merger Sub Inc
HUB International Ltd				8.50%, 9/15/2025(h)	1,115	1,087
7.00%, 5/1/2026(h)		230	230	NCL Corp Ltd
Liberty Mutual Group Inc				4.75%, 12/15/2021(h)	213	216
5.03%, 3/7/2067(h)		2,345	2,310	Silversea Cruise Finance Ltd
3 Month LIBOR + 2.91%				7.25%, 2/1/2025(h)	1,440	1,524
Markel Corp						$2,827
3.50%, 11/1/2027		1,600	1,508	Lodging - 0.14%
4.30%, 11/1/2047		1,265	1,185	Boyd Gaming Corp
5.00%, 4/5/2046		3,655	3,828	6.38%, 4/1/2026	60	63
Prudential Financial Inc				6.88%, 5/15/2023	10	10
5.63%, 6/15/2043(l)		4,260	4,446	Jack Ohio Finance LLC / Jack Ohio Finance 1
3 Month LIBOR + 3.92%				Corp
				6.75%, 11/15/2021(h)	1,575	1,626

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Lodging (continued)				Media (continued)
MGM Resorts International				Discovery Communications
6.00%, 3/15/2023		$705	$738	LLC (continued)
6.63%, 12/15/2021		1,020	1,091	2.91%, 9/20/2019		$125	$126
Wynn Las Vegas LLC / Wynn Las Vegas				3 Month LIBOR + 0.71%
Capital Corp				5.00%, 9/20/2037		6,705	6,568
5.25%, 5/15/2027(h)		1,000	968	5.20%, 9/20/2047		1,760	1,721
5.50%, 3/1/2025(h)		90	90	DISH DBS Corp
			$4,586	5.13%, 5/1/2020		795	791
Machinery - Construction & Mining - 0.03%				5.88%, 7/15/2022		1,230	1,131
BlueLine Rental Finance Corp / BlueLine				5.88%, 11/15/2024		1,220	1,039
Rental LLC				6.75%, 6/1/2021		1,590	1,582
9.25%, 3/15/2024(h)		1,045	1,111	7.75%, 7/1/2026		765	696
				Meredith Corp
Machinery - Diversified - 0.07%				6.88%, 2/1/2026(h)		2,090	2,113
Apergy Corp				Myriad International Holdings BV
6.38%, 5/1/2026(h),(i)		140	142	4.85%, 7/6/2027(h)		1,700	1,708
Cloud Crane LLC				5.50%, 7/21/2025(h)		775	817
10.13%, 8/1/2024(h)		1,640	1,784	NBCUniversal Media LLC
CNH Industrial Capital LLC				4.45%, 1/15/2043		201	197
4.88%, 4/1/2021		330	341	5.15%, 4/30/2020		4,935	5,140
			$2,267	Nexstar Broadcasting Inc
Media - 3.01%				5.63%, 8/1/2024(h)		55	54
21st Century Fox America Inc				Quebecor Media Inc
4.75%, 9/15/2044		15	16	5.75%, 1/15/2023		50	51
5.40%, 10/1/2043		1,555	1,787	Radiate Holdco LLC / Radiate Finance Inc
6.15%, 2/15/2041		605	754	6.63%, 2/15/2025(h)		760	705
6.40%, 12/15/2035		1,745	2,170	6.88%, 2/15/2023(h)		265	256
Altice Financing SA				Sinclair Television Group Inc
6.63%, 2/15/2023(h)		870	870	5.38%, 4/1/2021		130	131
Altice Finco SA				Sirius XM Radio Inc
8.13%, 1/15/2024(h)		520	534	6.00%, 7/15/2024(h)		280	288
Altice France SA/France				TEGNA Inc
6.00%, 5/15/2022(h)		1,145	1,129	6.38%, 10/15/2023		140	145
Altice Luxembourg SA				Time Warner Cable LLC
7.75%, 5/15/2022(h)		1,060	1,012	5.88%, 11/15/2040		1,780	1,826
AMC Networks Inc				6.75%, 7/1/2018		920	926
4.75%, 12/15/2022		120	121	8.75%, 2/14/2019		1,165	1,216
4.75%, 8/1/2025		970	921	Time Warner Inc
5.00%, 4/1/2024		555	543	1.95%, 9/15/2023	EUR	250	318
Cablevision Systems Corp				2.10%, 6/1/2019		$1,080	1,070
5.88%, 9/15/2022		130	128	3.60%, 7/15/2025		1,755	1,697
CCO Holdings LLC / CCO Holdings Capital				3.88%, 1/15/2026		2,515	2,459
Corp				4.05%, 12/15/2023		3,670	3,711
5.13%, 5/1/2023(h)		3,500	3,516	Univision Communications Inc
5.13%, 5/1/2027(h)		355	333	5.13%, 2/15/2025(h)		100	92
5.25%, 9/30/2022		490	498	Viacom Inc
5.75%, 2/15/2026(h)		360	357	4.25%, 9/1/2023		1,310	1,317
Charter Communications Operating LLC /				4.38%, 3/15/2043		3,200	2,837
Charter Communications Operating Capital				Virgin Media Finance PLC
4.20%, 3/15/2028		4,640	4,393	5.75%, 1/15/2025(h)		205	194
5.75%, 4/1/2048		2,370	2,351	6.00%, 10/15/2024(h)		405	397
6.48%, 10/23/2045		6,985	7,487	Virgin Media Secured Finance PLC
Clear Channel Worldwide Holdings Inc				5.25%, 1/15/2026(h)		380	362
6.50%, 11/15/2022		75	77	Vrio Finco 1 LLC / Vrio Finco 2 Inc
Comcast Corp				6.25%, 4/4/2023(h)		1,950	1,965
2.75%, 3/1/2023		4,180	4,048	Ziggo Bond Finance BV
3.15%, 3/1/2026		2,740	2,609	6.00%, 1/15/2027(h)		1,125	1,052
3.38%, 2/15/2025		6,605	6,428	Ziggo Secured Finance BV
3.55%, 5/1/2028		4,080	3,935	5.50%, 1/15/2027(h)		950	895
Cox Communications Inc							$96,742
3.15%, 8/15/2024(h)		100	95	Metal Fabrication & Hardware - 0.01%
CSC Holdings LLC				Grinding Media Inc / Moly-Cop AltaSteel
5.50%, 4/15/2027(h)		400	384	Ltd
6.63%, 10/15/2025 (h)		445	459	7.38%, 12/15/2023(h)		105	111
8.63%, 2/15/2019		185	193	Novelis Corp
10.13%, 1/15/2023 (h)		1,250	1,386	5.88%, 9/30/2026(h)		90	89
Discovery Communications LLC				Park-Ohio Industries Inc
1.90%, 3/19/2027	EUR	300	357	6.63%, 4/15/2027		5	5
2.38%, 3/7/2022		200	258				$205
				Mining - 1.04%
				Aleris International Inc
				7.88%, 11/1/2020		450	443

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)				Miscellaneous Manufacturers (continued)
Aleris International Inc (continued)				LSB Industries Inc
9.50%, 4/1/2021(h)		$450	$469	9.63%, 5/1/2023(h)		$100	$100
Barrick North America Finance LLC				Siemens Financieringsmaatschappij NV
4.40%, 5/30/2021		3,329	3,439	2.70%, 3/16/2022(h)		3,150	3,084
5.75%, 5/1/2043		15	17	2.75%, 9/10/2025	GBP	100	145
7.50%, 9/15/2038		1,610	2,072				$25,948
BHP Billiton Finance USA Ltd				Mortgage Backed Securities - 4.43%
5.00%, 9/30/2043		25	28	Fannie Mae Connecticut Avenue Securities
6.75%, 10/19/2075 (h),(l)		1,835	2,041	2.50%, 7/25/2030		$9,812	9,800
USSW5 Index Spread + 5.09%				1 Month LIBOR + 0.60%
Constellium NV				2.55%, 8/25/2030		4,808	4,809
5.88%, 2/15/2026(h)		435	428	1 Month LIBOR + 0.65%
6.63%, 3/1/2025(h)		805	816	2.65%, 2/25/2030		3,663	3,667
Corp Nacional del Cobre de Chile				1 Month LIBOR + 0.75%
4.50%, 9/16/2025(h)		1,000	1,023	3.35%, 1/25/2029		4,283	4,317
First Quantum Minerals Ltd				1 Month LIBOR + 1.45%
7.50%, 4/1/2025(h)		1,290	1,276	Fannie Mae REMIC Trust 2005-W2
FMG Resources August 2006 Pty Ltd				2.10%, 5/25/2035		249	248
5.13%, 3/15/2023(h)		685	682	1 Month LIBOR + 0.20%
5.13%, 5/15/2024(h)		105	104	Fannie Mae REMICS
9.75%, 3/1/2022(h)		146	161	2.25%, 7/25/2040		124	118
Freeport-McMoRan Inc				3.00%, 4/25/2027(m)		3,414	311
3.88%, 3/15/2023		280	268	3.50%, 9/25/2027(m)		5,689	614
4.55%, 11/14/2024		680	656	3.50%, 11/25/2027(m)		1,487	141
6.88%, 2/15/2023		15	16	3.50%, 5/25/2028(m)		2,158	194
Glencore Finance Canada Ltd				3.50%, 3/25/2031(m)		3,746	297
5.55%, 10/25/2042 (h)		3,002	3,106	4.00%, 4/25/2043(m)		731	115
Glencore Finance Europe Ltd				4.15%, 3/25/2047(m)		6,164	1,125
1.88%, 9/13/2023	EUR	170	213	(1.00) x 1 Month LIBOR + 6.05%
Glencore Funding LLC				4.20%, 2/25/2043(m)		4,985	844
3.00%, 10/27/2022 (h)		$25	24	(1.00) x 1 Month LIBOR + 6.10%
3.88%, 10/27/2027 (h)		3,190	2,998	4.20%, 9/25/2046(m)		6,066	912
IAMGOLD Corp				(1.00) x 1 Month LIBOR + 6.10%
7.00%, 4/15/2025(h)		1,430	1,459	4.25%, 7/25/2047(m)		4,160	825
Kinross Gold Corp				(1.00) x 1 Month LIBOR + 6.15%
5.95%, 3/15/2024		60	63	4.25%, 9/25/2047(m)		10,715	1,959
Newmont Mining Corp				(1.00) x 1 Month LIBOR + 6.15%
4.88%, 3/15/2042		470	486	4.60%, 12/25/2021(m)		310	13
5.13%, 10/1/2019		1,800	1,850	(1.00) x 1 Month LIBOR + 6.50%
6.25%, 10/1/2039		1,005	1,206	4.60%, 3/25/2022(m)		283	15
Northwest Acquisitions ULC / Dominion				(1.00) x 1 Month LIBOR + 6.50%
Finco Inc				21.03%, 8/25/2035 (m)		7	1
7.13%, 11/1/2022(h)		315	321	(10.00) x 1 Month LIBOR + 40.00%
Southern Copper Corp				Freddie Mac REMICS
6.75%, 4/16/2040		1,085	1,311	2.00%, 2/15/2036		644	617
Taseko Mines Ltd				3.00%, 9/15/2025(m)		2,242	86
8.75%, 6/15/2022(h)		1,310	1,356	3.00%, 5/15/2027(m)		4,622	320
Teck Resources Ltd				3.00%, 10/15/2027(m)		938	85
3.75%, 2/1/2023		5	5	3.00%, 2/15/2029(m)		5,937	480
6.25%, 7/15/2041		1,350	1,431	3.50%, 2/15/2028(m)		3,651	308
8.50%, 6/1/2024(h)		215	240	3.50%, 1/15/2040(m)		3,926	430
Vedanta Resources PLC				3.50%, 3/15/2041(m)		5,622	758
6.13%, 8/9/2024(h)		2,500	2,405	4.00%, 4/15/2025(m)		2,968	133
6.38%, 7/30/2022(h)		900	906	4.75%, 5/15/2026(m)		2,762	229
			$33,319	(1.00) x 1 Month LIBOR + 6.65%
Miscellaneous Manufacturers - 0.81%				4.85%, 9/15/2034(m)		443	29
Bombardier Inc				(1.00) x 1 Month LIBOR + 6.75%
6.13%, 1/15/2023(h)		415	418	Freddie Mac Structured Agency Credit Risk
7.50%, 12/1/2024(h)		825	868	Debt Notes
7.50%, 3/15/2025(h)		1,320	1,373	2.45%, 4/25/2030		8,792	8,794
8.75%, 12/1/2021(h)		1,195	1,330	1 Month LIBOR + 0.55%
General Electric Co				2.70%, 3/25/2029		4,239	4,241
1.25%, 5/26/2023	EUR	320	395	1 Month LIBOR + 0.80%
2.70%, 10/9/2022		$180	174	2.70%, 3/25/2029		1,337	1,339
4.50%, 3/11/2044		6,610	6,398	1 Month LIBOR + 0.80%
5.00%, 12/31/2049 (g),(l)		7,300	7,227	2.80%, 10/25/2027		674	674
3 Month LIBOR + 3.33%				1 Month LIBOR + 0.90%
5.30%, 2/11/2021		644	676	3.00%, 12/25/2028		186	186
6.88%, 1/10/2039		2,955	3,760	1 Month LIBOR + 1.10%
				4.75%, 4/25/2028		4,421	4,586
				1 Month LIBOR + 2.85%
				Ginnie Mae
				1.75%, 10/16/2037		283	279

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Ginnie Mae (continued)			Ginnie Mae (continued)
3.17%, 9/16/2043(m)	$9,127	$810	4.85%, 11/20/2045(m)		$3,252	$601
(1.00) x 1 Month LIBOR + 5.05%			(1.00) x 1 Month LIBOR + 6.75%
3.50%, 2/20/2040(m)	3,446	472	5.01%, 4/20/2041(m)		1,836	350
3.50%, 10/20/2042 (m)	12,093	2,429	(1.10) x 1 Month LIBOR + 7.10%
3.50%, 1/20/2043(m)	5,079	1,156	JP Morgan Mortgage Trust 2014-1
3.70%, 4/20/2045(m)	6,158	798	3.50%, 1/25/2044(h),(j)		1,887	1,888
(1.00) x 1 Month LIBOR + 5.60%			JP Morgan Mortgage Trust 2016-2
3.75%, 8/16/2045(m)	9,949	1,181	2.86%, 6/25/2046(h),(j)		7,298	7,254
(1.00) x 1 Month LIBOR + 5.65%			JP Morgan Mortgage Trust 2016-3
4.00%, 3/16/2039(m)	3,008	424	3.50%, 10/25/2046(h),(j)		5,970	5,925
4.00%, 9/20/2040(m)	2,965	489	JP Morgan Mortgage Trust 2017-3
4.15%, 11/20/2040 (m)	3,560	539	3.50%, 8/25/2047(h),(j)		4,938	4,888
(1.00) x 1 Month LIBOR + 6.05%			JP Morgan Mortgage Trust 2017-4
4.15%, 8/20/2042(m)	8,084	1,388	3.50%, 11/25/2048(h),(j)		5,337	5,283
(1.00) x 1 Month LIBOR + 6.05%			JP Morgan Mortgage Trust 2017-6
4.15%, 5/20/2046(m)	6,361	1,042	3.50%, 12/25/2048(h),(j)		5,682	5,621
(1.00) x 1 Month LIBOR + 6.05%			JP Morgan Mortgage Trust 2018-1
4.20%, 11/20/2041 (m)	3,873	652	3.50%, 6/25/2048(h),(j)		5,707	5,646
(1.00) x 1 Month LIBOR + 6.10%			Merrill Lynch Mortgage Investors Trust Series
4.20%, 2/20/2046(m)	7,919	1,406	2005	-A8
(1.00) x 1 Month LIBOR + 6.10%			2.25%, 8/25/2036		108	106
4.20%, 6/20/2046(m)	8,415	1,511	1 Month LIBOR + 0.35%
(1.00) x 1 Month LIBOR + 6.10%			Sequoia Mortgage Trust 2016-3
4.20%, 6/20/2046(m)	10,777	1,873	3.50%, 11/25/2046(h),(j)		3,619	3,576
(1.00) x 1 Month LIBOR + 6.10%			Wells Fargo Mortgage Backed Securities
4.20%, 8/20/2046(m)	11,431	2,073	2005-AR16 Trust
(1.00) x 1 Month LIBOR + 6.10%			3.93%, 3/25/2035(j)		177	176
4.20%, 9/20/2046(m)	8,986	1,798				$142,440
(1.00) x 1 Month LIBOR + 6.10%			Oil & Gas - 3.07%
4.25%, 8/20/2044(m)	3,142	569	Anadarko Petroleum Corp
(1.00) x 1 Month LIBOR + 6.15%			3.45%, 7/15/2024		2,985	2,873
4.25%, 4/20/2047(m)	7,993	1,586	6.60%, 3/15/2046		1,360	1,669
(1.00) x 1 Month LIBOR + 6.15%			Antero Resources Corp
4.30%, 8/20/2042(m)	3,772	563	5.13%, 12/1/2022		80	80
(1.00) x 1 Month LIBOR + 6.20%			Ascent Resources Utica Holdings LLC / ARU
4.30%, 11/20/2045 (m)	6,223	1,010	Finance Corp
(1.00) x 1 Month LIBOR + 6.20%			10.00%, 4/1/2022(h)		1,665	1,790
4.30%, 7/20/2047(m)	8,742	1,778	BP Capital Markets PLC
(1.00) x 1 Month LIBOR + 6.20%			3.02%, 1/16/2027		95	90
4.30%, 7/20/2047(m)	7,126	1,362	3.72%, 11/28/2028		95	95
(1.00) x 1 Month LIBOR + 6.20%			Canadian Natural Resources Ltd
4.30%, 8/20/2047(m)	3,519	706	3.85%, 6/1/2027		2,000	1,935
(1.00) x 1 Month LIBOR + 6.20%			3.90%, 2/1/2025		2,005	1,977
4.30%, 8/20/2047(m)	12,664	2,415	4.95%, 6/1/2047		1,120	1,152
(1.00) x 1 Month LIBOR + 6.20%			Carrizo Oil & Gas Inc
4.30%, 8/20/2047(m)	6,783	1,432	6.25%, 4/15/2023		50	51
(1.00) x 1 Month LIBOR + 6.20%			7.50%, 9/15/2020		196	198
4.30%, 8/20/2047(m)	4,447	888	8.25%, 7/15/2025		350	375
(1.00) x 1 Month LIBOR + 6.20%			Chesapeake Energy Corp
4.30%, 8/20/2047(m)	14,435	2,829	8.00%, 12/15/2022(h)		693	735
(1.00) x 1 Month LIBOR + 6.20%			8.00%, 1/15/2025(h)		460	446
4.30%, 9/20/2047(m)	9,690	1,759	8.00%, 6/15/2027(h)		560	539
(1.00) x 1 Month LIBOR + 6.20%			Chesapeake Oil Op/Fin Escrow Shares
4.30%, 9/20/2047(m)	9,749	1,958	0.00%, 11/15/2019(a),(c),(d)		1,385	—
(1.00) x 1 Month LIBOR + 6.20%			Chevron Corp
4.30%, 11/20/2047 (m)	6,869	1,311	1.99%, 3/3/2020		515	508
(1.00) x 1 Month LIBOR + 6.20%			CNOOC Finance 2013 Ltd
4.35%, 6/20/2044(m)	16,908	2,203	3.00%, 5/9/2023		1,850	1,768
(1.00) x 1 Month LIBOR + 6.25%			CNX Resources Corp
4.35%, 8/16/2045(m)	5,904	1,022	5.88%, 4/15/2022		65	65
(1.00) x 1 Month LIBOR + 6.25%			Concho Resources Inc
4.35%, 10/20/2047 (m)	6,667	1,339	3.75%, 10/1/2027		95	91
(1.00) x 1 Month LIBOR + 6.25%			4.38%, 1/15/2025		4,920	4,970
4.50%, 5/16/2043(m)	2,516	529	4.88%, 10/1/2047		30	31
4.50%, 4/16/2044(m)	724	143	Continental Resources Inc/OK
4.75%, 12/20/2040 (m)	5,576	1,034	3.80%, 6/1/2024		5,478	5,341
(1.00) x 1 Month LIBOR + 6.65%			4.38%, 1/15/2028(h)		75	74
4.75%, 4/16/2042(m)	3,978	750	4.50%, 4/15/2023		750	759
(1.00) x 1 Month LIBOR + 6.65%			4.90%, 6/1/2044		2,185	2,141
			5.00%, 9/15/2022		300	305

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
CrownRock LP / CrownRock Finance Inc			Rowan Cos Inc
5.63%, 10/15/2025 (h)	$1,095	$1,081	4.88%, 6/1/2022	$130	$120
Denbury Resources Inc			Sanchez Energy Corp
9.00%, 5/15/2021(h)	40	42	6.13%, 1/15/2023	75	54
Devon Energy Corp			7.25%, 2/15/2023(h)	415	419
5.60%, 7/15/2041	1,590	1,754	Seven Generations Energy Ltd
Diamond Offshore Drilling Inc			5.38%, 9/30/2025(h)	15	15
4.88%, 11/1/2043	130	94	Shell International Finance BV
Ecopetrol SA			4.00%, 5/10/2046	1,815	1,775
7.38%, 9/18/2043	770	882	Sinopec Group Overseas Development 2017
Encana Corp			Ltd
5.15%, 11/15/2041	2,360	2,435	2.50%, 9/13/2022(h)	3,850	3,649
6.50%, 5/15/2019	9,725	10,058	SM Energy Co
6.50%, 2/1/2038	630	761	6.13%, 11/15/2022	55	56
Endeavor Energy Resources LP / EER Finance			Southwestern Energy Co
Inc			7.75%, 10/1/2027	990	1,022
5.50%, 1/30/2026(h)	380	382	Suncor Energy Inc
EP Energy LLC / Everest Acquisition Finance			4.00%, 11/15/2047	3,085	2,947
Inc			Sunoco LP / Sunoco Finance Corp
8.00%, 11/29/2024 (h)	525	543	4.88%, 1/15/2023(h)	1,235	1,216
9.38%, 5/1/2024(h)	1,065	815	5.50%, 2/15/2026(h)	565	545
Extraction Oil & Gas Inc			5.88%, 3/15/2028(h)	50	49
7.38%, 5/15/2024(h)	950	993	Tengizchevroil Finance Co International Ltd
Exxon Mobil Corp			4.00%, 8/15/2026(h)	1,175	1,110
2.22%, 3/1/2021	185	182	Transocean Inc
4.11%, 3/1/2046	15	15	9.00%, 7/15/2023(h)	155	167
Gulfport Energy Corp			Ultra Resources Inc
6.38%, 5/15/2025	640	614	6.88%, 4/15/2022(h)	820	603
Halcon Resources Corp			Unit Corp
6.75%, 2/15/2025	685	684	6.63%, 5/15/2021	960	960
Hess Infrastructure Partners LP / Hess			Whiting Petroleum Corp
Infrastructure Partners Finance Corp			5.75%, 3/15/2021	810	829
5.63%, 2/15/2026(h)	735	742	6.25%, 4/1/2023	925	952
Jagged Peak Energy LLC			6.63%, 1/15/2026(h)	90	92
5.88%, 5/1/2026(h),(i)	450	452	WildHorse Resource Development Corp
Marathon Oil Corp			6.88%, 2/1/2025	960	974
6.60%, 10/1/2037	4,235	5,127	6.88%, 2/1/2025(h)	45	46
Marathon Petroleum Corp			WPX Energy Inc
4.75%, 9/15/2044	222	219	5.25%, 9/15/2024	15	15
MEG Energy Corp			YPF SA
6.50%, 1/15/2025(h)	1,515	1,515	6.95%, 7/21/2027(h)	2,120	2,086
7.00%, 3/31/2024(h)	75	67			$98,767
Murphy Oil Corp			Oil & Gas Services - 0.36%
4.45%, 12/1/2022	105	103	Archrock Partners LP / Archrock Partners
Nabors Industries Inc			Finance Corp
5.00%, 9/15/2020	50	50	6.00%, 10/1/2022	985	985
5.75%, 2/1/2025(h)	700	663	Baker Hughes a GE Co LLC / Baker Hughes
Newfield Exploration Co			Co-Obligor Inc
5.63%, 7/1/2024	80	85	2.77%, 12/15/2022	1,470	1,428
Noble Holding International Ltd			3.34%, 12/15/2027	165	155
7.88%, 2/1/2026(h)	50	50	4.08%, 12/15/2047	1,190	1,092
Oasis Petroleum Inc			Halliburton Co
6.25%, 5/1/2026(c),(h),(i)	360	360	3.80%, 11/15/2025	1,509	1,499
6.50%, 11/1/2021	640	656	4.75%, 8/1/2043	2,335	2,411
6.88%, 3/15/2022	290	299	PHI Inc
6.88%, 1/15/2023	1,000	1,026	5.25%, 3/15/2019	755	725
Parsley Energy LLC / Parsley Finance Corp			Schlumberger Investment SA
5.38%, 1/15/2025(h)	80	80	3.30%, 9/14/2021(h)	1,155	1,155
Petrobras Global Finance BV			SESI LLC
5.30%, 1/27/2025(h)	2,950	2,901	7.13%, 12/15/2021	40	41
7.38%, 1/17/2027	5,700	6,113	USA Compression Partners LP / USA
Petroleos Mexicanos			Compression Finance Corp
5.35%, 2/12/2028(h)	1,232	1,172	6.88%, 4/1/2026(h)	670	683
6.50%, 3/13/2027	3,935	4,075	Weatherford International Ltd
6.88%, 8/4/2026	1,405	1,505	4.50%, 4/15/2022	500	443
Pioneer Natural Resources Co			8.25%, 6/15/2023	535	503
3.45%, 1/15/2021	160	161	9.88%, 2/15/2024	360	346
4.45%, 1/15/2026	25	26			$11,466
QEP Resources Inc
5.25%, 5/1/2023	50	49
5.63%, 3/1/2026	90	86
Range Resources Corp
5.00%, 3/15/2023	95	91

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities - 0.34%				Pharmaceuticals (continued)
Chase Funding Trust Series 2003-5				Allergan Funding SCS (continued)
2.50%, 7/25/2033		$612	$591	3.85%, 6/15/2024	$1,420	$1,383
1 Month LIBOR + 0.60%				4.55%, 3/15/2035	1,835	1,728
Chase Funding Trust Series 2004-1				4.85%, 6/15/2044	2,640	2,539
2.36%, 12/25/2033		23	22	CVS Health Corp
1 Month LIBOR + 0.46%				2.75%, 12/1/2022	170	163
Dell Equipment Finance Trust 2017-2				2.80%, 7/20/2020	50	50
2.20%, 2/24/2020(h)		6,000	6,004	3.70%, 3/9/2023	1,475	1,467
1 Month LIBOR + 0.30%				4.13%, 5/15/2021	130	133
DLL Securitization Trust 2017-A				4.30%, 3/25/2028	475	470
1.89%, 7/15/2020(h)		3,500	3,482	4.75%, 12/1/2022	3,125	3,254
Kubota Credit Owner Trust 2015-1				4.78%, 3/25/2038	3,340	3,303
1.54%, 3/15/2019(h)		406	406	4.88%, 7/20/2035	1,355	1,383
Popular ABS Mortgage Pass-Through Trust				5.00%, 12/1/2024	4,935	5,178
2005-1				5.05%, 3/25/2048	5,330	5,415
2.17%, 5/25/2035		412	411	Endo Finance LLC / Endo Finco Inc
1 Month LIBOR + 0.27%				5.38%, 1/15/2023(h)	80	58
			$10,916	Pfizer Inc
Packaging & Containers - 0.58%				2.20%, 12/15/2021	265	259
ARD Finance SA				Shire Acquisitions Investments Ireland DAC
7.13%, PIK 7.88%, 9/15/2023(j),(k)		715	731	2.40%, 9/23/2021	310	297
ARD Securities Finance SARL				2.88%, 9/23/2023	4,745	4,477
8.75%, PIK 8.75%, 1/31/2023(h),(j),(k)		145	153	3.20%, 9/23/2026	4,960	4,521
Ardagh Packaging Finance PLC / Ardagh				Valeant Pharmaceuticals International
Holdings USA Inc				6.75%, 8/15/2021(h)	2,065	2,078
4.63%, 5/15/2023(h)		200	200	7.25%, 7/15/2022(h)	430	434
6.00%, 2/15/2025(h)		1,325	1,340	Valeant Pharmaceuticals International Inc
Ball Corp				5.50%, 11/1/2025(h)	730	726
5.25%, 7/1/2025		100	103	5.63%, 12/1/2021(h)	630	609
Berry Global Inc				5.88%, 5/15/2023(h)	200	184
5.13%, 7/15/2023		120	121	Wyeth LLC
BWAY Holding Co				6.00%, 2/15/2036	565	697
5.50%, 4/15/2024(h)		90	90			$46,830
7.25%, 4/15/2025(h)		1,380	1,416	Pipelines - 2.73%
Coveris Holdings SA				Abu Dhabi Crude Oil Pipeline LLC
7.88%, 11/1/2019(h)		965	985	3.65%, 11/2/2029(h)	1,550	1,444
Crown Americas LLC / Crown Americas				Andeavor Logistics LP
Capital Corp IV				6.88%, 12/31/2049(g),(l)	3,260	3,314
4.50%, 1/15/2023		75	74	3 Month LIBOR + 4.65%
Crown Americas LLC / Crown Americas				Andeavor Logistics LP / Tesoro Logistics
Capital Corp V				Finance Corp
4.25%, 9/30/2026		443	410	3.50%, 12/1/2022	1,275	1,254
Crown Americas LLC / Crown Americas				4.25%, 12/1/2027	40	39
Capital Corp VI				6.25%, 10/15/2022	2	2
4.75%, 2/1/2026(h)		270	260	Antero Midstream Partners LP / Antero
Crown Cork & Seal Co Inc				Midstream Finance Corp
7.38%, 12/15/2026		1,615	1,797	5.38%, 9/15/2024	10	10
Flex Acquisition Co Inc				Blue Racer Midstream LLC / Blue Racer
6.88%, 1/15/2025(h)		1,205	1,211	Finance Corp
OI European Group BV				6.13%, 11/15/2022(h)	55	56
4.00%, 3/15/2023(h)		35	33	Cheniere Corpus Christi Holdings LLC
Owens-Brockway Glass Container Inc				5.13%, 6/30/2027	1,485	1,448
5.88%, 8/15/2023(h)		45	46	5.88%, 3/31/2025	90	93
Packaging Corp of America				Columbia Pipeline Group Inc
3.40%, 12/15/2027		70	66	3.30%, 6/1/2020	5,620	5,605
4.50%, 11/1/2023		5,775	5,940	DCP Midstream Operating LP
Reynolds Group Issuer Inc / Reynolds Group				5.35%, 3/15/2020(h)	5,400	5,558
Issuer LLC / Reynolds Group Issuer				9.75%, 3/15/2019(h)	230	242
(Luxembourg) S.A.				Enable Midstream Partners LP
5.13%, 7/15/2023(h)		1,150	1,157	4.40%, 3/15/2027	1,940	1,880
5.75%, 10/15/2020		262	264	Enbridge Inc
5.85%, 7/15/2021(h)		225	228	6.00%, 1/15/2077(l)	2,295	2,229
3 Month LIBOR + 3.50%				3 Month LIBOR + 3.89%
Signode Industrial Group Lux SA/Signode				Energy Transfer Equity LP
Industrial Group US Inc				5.88%, 1/15/2024	615	628
6.38%, 5/1/2022(h)		1,850	1,909	Energy Transfer Partners LP
			$18,534	4.05%, 3/15/2025	60	58
Pharmaceuticals - 1.46%				4.75%, 1/15/2026	125	125
AbbVie Inc				4.90%, 3/15/2035	1,420	1,340
4.45%, 5/14/2046		1,115	1,062	5.30%, 4/15/2047	1,125	1,050
Allergan Funding SCS
1.25%, 6/1/2024	EUR	540	641
3.45%, 3/15/2022		$4,395	4,321

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)				Private Equity (continued)
EnLink Midstream Partners LP				Icahn Enterprises LP / Icahn Enterprises
4.40%, 4/1/2024		$4,479	$4,441	Finance Corp (continued)
5.05%, 4/1/2045		50	45	6.38%, 12/15/2025		$900	$902
Enterprise Products Operating LLC							$2,616
3.70%, 2/15/2026		80	78	Real Estate - 0.03%
4.85%, 3/15/2044		1,270	1,311	Crescent Communities LLC/Crescent
5.38%, 2/15/2078(l)		6,530	6,175	Ventures Inc
3 Month LIBOR + 2.57%				8.88%, 10/15/2021(h)		654	687
Genesis Energy LP / Genesis Energy Finance				Greystar Real Estate Partners LLC
Corp				5.75%, 12/1/2025(h)		75	74
6.75%, 8/1/2022		115	117	Prologis LP
Kinder Morgan Energy Partners LP				1.38%, 10/7/2020	EUR	250	310
4.70%, 11/1/2042		2,625	2,397				$1,071
Kinder Morgan Inc/DE				Regional Authority - 0.08%
2.25%, 3/16/2027	EUR	275	341	Provincia de Buenos Aires/Argentina
3.05%, 12/1/2019		$1,575	1,570	7.88%, 6/15/2027(h)		$2,610	2,649
5.05%, 2/15/2046		645	619
5.63%, 11/15/2023 (h)		2,905	3,092
				REITs - 1.10%
MPLX LP				Alexandria Real Estate Equities Inc
4.00%, 3/15/2028		170	164	3.45%, 4/30/2025		10,240	9,769
4.50%, 7/15/2023		3,995	4,095	American Campus Communities Operating
4.70%, 4/15/2048		900	852	Partnership LP
5.20%, 3/1/2047		50	51	3.63%, 11/15/2027		3,140	2,925
NuStar Logistics LP				American Tower Corp
5.63%, 4/28/2027		1,345	1,274	3.60%, 1/15/2028		130	121
ONEOK Partners LP				CC Holdings GS V LLC / Crown Castle GS
3.80%, 3/15/2020		4,665	4,692	III Corp
4.90%, 3/15/2025		5	5	3.85%, 4/15/2023		2,320	2,312
Peru LNG Srl
5.38%, 3/22/2030(h)		1,500	1,491	Crown Castle International Corp
				3.80%, 2/15/2028		195	185
Phillips 66 Partners LP				Equinix Inc
4.90%, 10/1/2046		30	29	5.38%, 4/1/2023		730	750
Plains All American Pipeline LP / PAA				5.38%, 5/15/2027		190	193
Finance Corp				5.88%, 1/15/2026		925	957
4.50%, 12/15/2026		2,535	2,498	ESH Hospitality Inc
Sabine Pass Liquefaction LLC				5.25%, 5/1/2025(h)		55	54
4.20%, 3/15/2028		785	763	Healthcare Trust of America Holdings LP
5.00%, 3/15/2027		1,310	1,352	3.50%, 8/1/2026		2,195	2,056
5.75%, 5/15/2024		6,085	6,532	3.75%, 7/1/2027		2,940	2,783
Summit Midstream Holdings LLC / Summit				Iron Mountain Inc
Midstream Finance Corp				4.38%, 6/1/2021(h)		770	770
5.75%, 4/15/2025		965	921	5.25%, 3/15/2028(h)		305	287
Targa Resources Partners LP / Targa				Iron Mountain US Holdings Inc
Resources Partners Finance Corp				5.38%, 6/1/2026(h)		825	796
5.88%, 4/15/2026(h)		885	879
				iStar Inc
TransCanada PipeLines Ltd				4.63%, 9/15/2020		500	498
3.30%, 7/17/2025	CAD	320	249	5.00%, 7/1/2019		70	70
4.63%, 3/1/2034		$40	41	5.25%, 9/15/2022		335	325
5.00%, 10/16/2043		70	74	6.50%, 7/1/2021		445	453
7.13%, 1/15/2019		30	31
Transportadora de Gas del Sur SA				MGM Growth Properties Operating
6.75%, 5/2/2025(h),(i)		860	858	Partnership LP / MGP Finance Co-Issuer Inc
				5.63%, 5/1/2024		870	887
Transportadora de Gas Internacional SA ESP				MPT Operating Partnership LP / MPT Finance
5.70%, 3/20/2022		815	829	Corp
Western Gas Partners LP				6.38%, 3/1/2024		160	167
4.50%, 3/1/2028		2,200	2,173	RHP Hotel Properties LP / RHP Finance
4.65%, 7/1/2026		1,120	1,124	Corp
5.45%, 4/1/2044		3,475	3,443	5.00%, 4/15/2021		90	91
Williams Cos Inc/The				SBA Communications Corp
4.55%, 6/24/2024		85	85	4.88%, 9/1/2024		125	120
Williams Partners LP				Senior Housing Properties Trust
3.60%, 3/15/2022		3,185	3,153	4.75%, 2/15/2028		2,020	1,955
4.85%, 3/1/2048		1,745	1,676	Trust F/1401
5.10%, 9/15/2045		1,780	1,752	5.25%, 12/15/2024(h)		925	937
			$87,647	6.95%, 1/30/2044(h)		900	916
Private Equity - 0.08%				Uniti Group LP / Uniti Group Finance Inc /
Apollo Management Holdings LP				CSL Capital LLC
5.00%, 3/15/2048(h)		595	597	8.25%, 10/15/2023		35	34
Icahn Enterprises LP / Icahn Enterprises				VEREIT Operating Partnership LP
Finance Corp				4.13%, 6/1/2021		150	153
6.25%, 2/1/2022		1,095	1,117	Welltower Inc
				4.00%, 6/1/2025		4,635	4,548

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
REITs (continued)				Semiconductors (continued)
Welltower Inc (continued)				Xilinx Inc
4.50%, 12/1/2034		$125	$195	2.95%, 6/1/2024	$5,025	$4,774
			$35,307			$23,823
Retail - 0.31%				Software - 0.90%
1011778 BC ULC / New Red Finance Inc				BMC Software Finance Inc
5.00%, 10/15/2025 (h)		1,325	1,275	8.13%, 7/15/2021(h)	75	75
Claire's Stores Inc				Epicor Software Corp
0.00%, 3/15/2019(a),(h)		400	236	10.56%, 6/30/2023 (h)	650	660
Dollar Tree Inc				3 Month LIBOR + 8.25%
5.75%, 3/1/2023		451	470	First Data Corp
Ferrellgas LP / Ferrellgas Finance Corp				5.00%, 1/15/2024(h)	1,400	1,411
6.50%, 5/1/2021		50	48	7.00%, 12/1/2023(h)	175	183
Golden Nugget Inc				Genesys Telecommunications Laboratories
6.75%, 10/15/2024 (h)		1,570	1,594	Inc/Greeneden Lux 3 Sarl
Home Depot Inc/The				10.00%, 11/30/2024 (h)	45	50
3.90%, 6/15/2047		1,035	1,005	Infor US Inc
5.88%, 12/16/2036		360	451	6.50%, 5/15/2022	75	76
IRB Holding Corp				IQVIA Inc
6.75%, 2/15/2026(h)		790	762	4.88%, 5/15/2023(h)	150	152
JC Penney Corp Inc				5.00%, 10/15/2026(h)	1,320	1,302
5.65%, 6/1/2020		1	1	j2 Cloud Services LLC / j2 Global Co-Obligor
5.88%, 7/1/2023(h)		40	38	Inc
8.63%, 3/15/2025(h)		175	163	6.00%, 7/15/2025(h)	235	242
KFC Holding Co/Pizza Hut Holdings				Microsoft Corp
LLC/Taco Bell of America LLC				1.55%, 8/8/2021	1,503	1,441
4.75%, 6/1/2027(h)		10	10	2.00%, 11/3/2020	2,515	2,472
5.00%, 6/1/2024(h)		25	25	2.00%, 8/8/2023	140	132
5.25%, 6/1/2026(h)		125	126	3.30%, 2/6/2027	595	583
L Brands Inc				3.70%, 8/8/2046	4,325	4,150
5.25%, 2/1/2028		60	56	3.95%, 8/8/2056	2,185	2,137
5.63%, 2/15/2022		205	213	4.45%, 11/3/2045	1,060	1,133
6.63%, 4/1/2021		140	149	4.50%, 2/6/2057	1,140	1,219
6.88%, 11/1/2035		655	616	MSCI Inc
Lowe's Cos Inc				5.25%, 11/15/2024(h)	600	612
3.10%, 5/3/2027		625	594	5.75%, 8/15/2025(h)	75	78
Macy's Retail Holdings Inc				Open Text Corp
6.90%, 4/1/2029		145	153	5.88%, 6/1/2026(h)	30	31
McDonald's Corp				Oracle Corp
2.10%, 12/7/2018		1,105	1,104	2.50%, 10/15/2022	773	751
2.75%, 12/9/2020		110	109	2.95%, 11/15/2024	2,145	2,072
PetSmart Inc				4.00%, 11/15/2047	8,015	7,806
5.88%, 6/1/2025(h)		890	639	Rackspace Hosting Inc
7.13%, 3/15/2023(h)		90	52	8.63%, 11/15/2024(h)	20	20
			$9,889	Solera LLC / Solera Finance Inc
Savings & Loans - 0.21%				10.50%, 3/1/2024(h)	65	72
Nationwide Building Society						$28,860
1.50%, 3/8/2026(l)	EUR	550	666	Sovereign - 2.21%
Euribor 3 Month + 0.93%				Argentine Republic Government International
4.12%, 10/18/2032 (h),(l)		$6,285	5,893	Bond
USD ICE SWAP Rate NY 5 + 1.85%				5.63%, 1/26/2022	2,964	2,989
6.88%, 12/31/2049 (g),(l)	GBP	100	144	5.88%, 1/11/2028	3,220	2,950
GBP Swap 5YR + 4.88%				6.88%, 1/26/2027	2,500	2,490
			$6,703	CoBank ACB
Semiconductors - 0.74%				6.25%, 12/31/2049(g),(l)	1,270	1,352
KLA-Tencor Corp				3 Month LIBOR + 4.66%
4.13%, 11/1/2021		$2,600	2,654	Colombia Government International Bond
NXP BV / NXP Funding LLC				3.88%, 4/25/2027	2,225	2,147
3.88%, 9/1/2022(h)		3,800	3,719	5.00%, 6/15/2045	740	733
4.63%, 6/1/2023(h)		1,775	1,787	Croatia Government International Bond
QUALCOMM Inc				6.00%, 1/26/2024	2,225	2,425
2.90%, 5/20/2024		2,870	2,696	Dominican Republic International Bond
3.09%, 1/30/2023		2,735	2,733	5.95%, 1/25/2027(h)	1,800	1,840
3 Month LIBOR + 0.73%				Ecuador Government International Bond
4.30%, 5/20/2047		1,080	983	10.75%, 3/28/2022	1,250	1,319
Sensata Technologies BV				Egypt Government International Bond
5.00%, 10/1/2025(h)		45	45	5.58%, 2/21/2023(h)	2,125	2,132
Sensata Technologies UK Financing Co PLC				5.75%, 4/29/2020	300	308
6.25%, 2/15/2026(h)		1,160	1,206	Hungary Government International Bond
Texas Instruments Inc				5.38%, 2/21/2023	1,370	1,467
4.15%, 5/15/2048(c),(i)		3,240	3,226	Indonesia Government International Bond
				3.85%, 7/18/2027(h)	1,475	1,422
				5.38%, 10/17/2023(h)	5,600	5,964

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)			Student Loan Asset Backed Securities (continued)
Iraq International Bond			Navient Student Loan Trust 2018-1
6.75%, 3/9/2023(h)	$1,800	$1,799	2.09%, 3/25/2067(h)		$4,126	$4,124
Ivory Coast Government International Bond			1 Month LIBOR + 0.19%
6.13%, 6/15/2033(h)	950	898	SMB Private Education Loan Trust 2017-B
Jamaica Government International Bond			2.17%, 6/17/2024(h)		9,970	9,968
7.88%, 7/28/2045	500	587	1 Month LIBOR + 0.27%
Kazakhstan Government International Bond			Sofi Professional Loan Program 2016-A LLC
5.13%, 7/21/2025	550	586	3.65%, 8/25/2036(h)		2,399	2,477
Kenya Government International Bond			1 Month LIBOR + 1.75%
7.25%, 2/28/2028(h)	1,100	1,135	Sofi Professional Loan Program 2016-B LLC
Mexico Government International Bond			1.68%, 3/25/2031(h)		273	272
3.75%, 1/11/2028	3,050	2,875	Sofi Professional Loan Program 2017-B LLC
4.75%, 3/8/2044	600	564	1.83%, 5/25/2040(h)		371	368
Nigeria Government International Bond			SoFi Professional Loan Program 2017-D
7.70%, 2/23/2038(h)	1,310	1,346	LLC
Panama Government International Bond			1.72%, 9/25/2040(h)		730	725
3.88%, 3/17/2028	1,200	1,179	SoFi Professional Loan Program 2017-E
Peruvian Government International Bond			LLC
5.63%, 11/18/2050	686	804	2.40%, 11/26/2040(h)		4,361	4,374
Qatar Government International Bond			1 Month LIBOR + 0.50%
3.25%, 6/2/2026	2,100	1,963	Sofi Professional Loan Program 2018-A LLC
3.88%, 4/23/2023(h)	1,775	1,768	2.25%, 2/25/2042(h)		5,421	5,425
4.50%, 4/23/2028(h)	700	699	1 Month LIBOR + 0.35%
5.10%, 4/23/2048(h)	600	595				$50,188
Republic of Poland Government International			Telecommunications - 2.08%
Bond			Anixter Inc
3.25%, 4/6/2026	80	78	5.13%, 10/1/2021		220	226
Republic of South Africa Government			AT&T Inc
International Bond			2.72%, 2/14/2023		1,225	1,237
4.30%, 10/12/2028	2,475	2,272	3 Month LIBOR + 0.89%
Russian Foreign Bond - Eurobond			2.85%, 5/25/2024	CAD	325	245
4.75%, 5/27/2026	3,000	3,047	3.15%, 9/4/2036	EUR	700	856
Saudi Government International Bond			3.40%, 5/15/2025		$390	371
2.88%, 3/4/2023(h)	2,400	2,289	3.90%, 8/14/2027		190	192
4.00%, 4/17/2025(h)	1,175	1,158	4.30%, 2/15/2030(h)		11,846	11,467
5.00%, 4/17/2049(h)	1,725	1,654	4.75%, 5/15/2046		110	102
Serbia International Bond			4.90%, 8/15/2037(h)		7,970	7,823
4.88%, 2/25/2020	200	204	5.15%, 3/15/2042		145	144
7.25%, 9/28/2021	1,000	1,104	5.15%, 2/15/2050(h)		600	589
Sri Lanka Government International Bond			5.20%, 11/18/2033	GBP	100	165
5.75%, 4/18/2023(h)	925	919	5.45%, 3/1/2047		$2,910	2,953
6.20%, 5/11/2027(h)	1,250	1,206	6.38%, 3/1/2041		725	831
Turkey Government International Bond			Bharti Airtel International Netherlands BV
5.75%, 3/22/2024	4,975	5,043	5.13%, 3/11/2023(h)		1,950	1,963
6.13%, 10/24/2028	2,325	2,319	Cincinnati Bell Inc
Ukraine Government International Bond			7.00%, 7/15/2024(h)		75	69
7.38%, 9/25/2032(h)	750	692	Cisco Systems Inc
7.75%, 9/1/2026	2,575	2,538	2.20%, 2/28/2021		145	142
Uruguay Government International Bond			5.50%, 1/15/2040		20	24
5.10%, 6/18/2050	10	10	CommScope Technologies LLC
		$70,869	6.00%, 6/15/2025(h)		90	93
Student Loan Asset Backed Securities - 1.56%			Embarq Corp
Navient Private Education Loan Trust 2015-			8.00%, 6/1/2036		55	52
C			Empresa Nacional de Telecomunicaciones
3.40%, 1/16/2035(h)	1,503	1,510	SA
1 Month LIBOR + 1.50%			4.75%, 8/1/2026(h)		1,550	1,547
Navient Private Education Loan Trust 2017-			Frontier Communications Corp
A			8.50%, 4/1/2026(h)		1,055	1,026
2.30%, 12/16/2058 (h)	7,125	7,131	11.00%, 9/15/2025		1,565	1,201
1 Month LIBOR + 0.40%			Goodman Networks Inc
Navient Student Loan Trust 2015-1			8.00%, 5/11/2022		257	180
2.20%, 9/26/2022	75	75	GTT Communications Inc
1 Month LIBOR + 0.30%			7.88%, 12/31/2024(h)		960	982
Navient Student Loan Trust 2017-3			Hughes Satellite Systems Corp
2.20%, 7/26/2066(h)	3,419	3,421	6.63%, 8/1/2026		95	94
1 Month LIBOR + 0.30%			Intelsat Jackson Holdings SA
2.50%, 7/26/2066(h)	6,750	6,804	5.50%, 8/1/2023		1,080	907
1 Month LIBOR + 0.60%			7.25%, 10/15/2020		835	815
Navient Student Loan Trust 2017-4			8.00%, 2/15/2024(h)		1,420	1,500
2.40%, 9/27/2066(h)	3,500	3,514	Koninklijke KPN NV
1 Month LIBOR + 0.50%			5.75%, 9/17/2029	GBP	125	214
			Level 3 Financing Inc
			5.38%, 1/15/2024		$1,205	1,193

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Telecommunications (continued)				Transportation (continued)
Level 3 Financing Inc (continued)				Kazakhstan Temir Zholy National Co JSC
5.38%, 5/1/2025		$90	$89	4.85%, 11/17/2027(h)	$650	$643
Level 3 Parent LLC				Navios Maritime Acquisition Corp / Navios
5.75%, 12/1/2022		20	20	Acquisition Finance US Inc
Nokia OYJ				8.13%, 11/15/2021(h)	3,280	2,657
6.63%, 5/15/2039		70	73	Navios Maritime Holdings Inc / Navios
Ooredoo International Finance Ltd				Maritime Finance II US Inc
3.88%, 1/31/2028		600	566	7.38%, 1/15/2022(h)	1,235	934
Orange SA				11.25%, 8/15/2022 (h)	1,065	1,052
5.75%, 12/31/2049 (g),(l)	GBP	125	192	Navios South American Logistics Inc / Navios
GBP Swap 5YR + 3.35%				Logistics Finance US Inc
SES SA				7.25%, 5/1/2022(h)	725	696
4.62%, 12/31/2049 (g),(l)	EUR	300	380	Rumo Luxembourg Sarl
EUR Swap Annual 5YR + 4.66%				5.88%, 1/18/2025(h)	1,325	1,293
Sprint Capital Corp				Union Pacific Corp
6.90%, 5/1/2019		$640	659	4.38%, 11/15/2065	35	34
8.75%, 3/15/2032		370	424	XPO Logistics Inc
Sprint Communications Inc				6.50%, 6/15/2022(h)	115	119
6.00%, 11/15/2022		1,425	1,455			$8,697
7.00%, 8/15/2020		40	42	Trucking & Leasing - 0.08%
Sprint Corp				Avolon Holdings Funding Ltd
7.13%, 6/15/2024		1,200	1,244	5.50%, 1/15/2023(h)	455	454
7.63%, 3/1/2026		425	448	DAE Funding LLC
7.88%, 9/15/2023		1,930	2,070	4.50%, 8/1/2022(h)	960	924
Telecom Italia Capital SA				5.00%, 8/1/2024(h)	920	887
6.38%, 11/15/2033		285	310	Park Aerospace Holdings Ltd
7.72%, 6/4/2038		80	96	5.25%, 8/15/2022(h)	145	144
Telecom Italia Finance SA				5.50%, 2/15/2024(h)	225	218
7.75%, 1/24/2033	EUR	300	544			$2,627
Telecom Italia SpA/Milano				TOTAL BONDS		$2,155,140
5.30%, 5/30/2024(h)		$680	693		Principal
5.88%, 5/19/2023	GBP	150	236	CONVERTIBLE BONDS - 0.00%	Amount (000's) Value (000's)
Telefonica Emisiones SAU				Software - 0.00%
5.38%, 2/2/2026		115	188	CDK Global Inc
T-Mobile USA Inc				4.88%, 6/1/2027	40	38
4.00%, 4/15/2022		$205	205
4.50%, 2/1/2026		395	380	TOTAL CONVERTIBLE BONDS		$38
5.13%, 4/15/2025		980	987	SENIOR FLOATING RATE INTERESTS -	Principal
5.38%, 4/15/2027		50	51	2.19%	Amount (000's) Value (000's)
6.00%, 3/1/2023		10	10	Aerospace & Defense - 0.03%
6.00%, 4/15/2024		345	361	Sequa Mezzanine Holdings LLC
6.50%, 1/15/2024		190	199	7.07%, 11/28/2021(n)	$538	$544
6.50%, 1/15/2026		1,330	1,414	US LIBOR + 5.00%
VEON Holdings BV				TransDigm Inc
3.95%, 6/16/2021(h)		4,600	4,405	4.71%, 8/22/2024(n)	15	15
4.95%, 6/16/2024(h)		875	830
				US LIBOR + 2.50%
Verizon Communications Inc				4.79%, 6/9/2023(n)	539	541
5.01%, 8/21/2054		1,840	1,784	US LIBOR + 2.75%
5.25%, 3/16/2037		6,365	6,647			$1,100
Wind Tre SpA
5.00%, 1/20/2026(h)		755	634	Automobile Manufacturers - 0.06%
				Navistar Inc
Windstream Services LLC / Windstream				5.40%, 11/6/2024(n)	1,955	1,966
Finance Corp				US LIBOR + 3.50%
7.75%, 10/1/2021		45	33
			$66,872	Automobile Parts & Equipment - 0.02%
Textiles - 0.01%				American Axle & Manufacturing Inc
Eagle Intermediate Global Holding BV/Ruyi				4.15%, 4/6/2024(n)	808	812
US Finance LLC				US LIBOR + 2.25%
7.50%, 5/1/2025(h),(i)		325	333
				Building Materials - 0.02%
Toys, Games & Hobbies - 0.00%				GYP Holdings III Corp
Mattel Inc				5.36%, 4/1/2023(n)	535	536
6.75%, 12/31/2025 (h)		100	97	US LIBOR + 3.00%

Transportation - 0.27%				Chemicals - 0.13%
Eletson Holdings Inc				A Schulman Inc
9.63%, 1/15/2022(h)		1,595	877	5.15%, 6/1/2022(n)	560	560
FedEx Corp				US LIBOR + 3.25%
1.00%, 1/11/2023	EUR	275	338	Aruba Investments Inc
5.10%, 1/15/2044		$50	54	5.15%, 2/2/2022(n)	250	250
				US LIBOR + 3.25%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Chemicals (continued)			Food (continued)
Emerald Performance Materials LLC			JBS USA LUX SA
9.65%, 8/1/2022(n)	$2,135	$2,137	4.68%, 10/30/2022(n)	$1,108	$1,106
US LIBOR + 6.75%			US LIBOR + 2.50%
Methanol Holdings Trinidad Ltd			Post Holdings Inc
5.40%, 6/30/2022(n)	1,363	1,363	3.90%, 5/24/2024(n)	1,727	1,734
US LIBOR + 3.50%			US LIBOR + 2.00%
		$4,310			$3,453
Commercial Services - 0.10%			Healthcare - Products - 0.05%
Garda World Security Corp/Old			DJO Finance LLC
5.51%, 5/24/2024(n)	936	945	5.36%, 6/8/2020(n)	844	848
US LIBOR + 3.50%			US LIBOR + 3.25%
Prime Security Services Borrower LLC			Kinetic Concepts Inc
4.65%, 5/2/2022(n)	1,087	1,093	5.55%, 2/2/2024(n)	685	689
US LIBOR + 2.75%			US LIBOR + 3.25%
TMS International Corp					$1,537
4.65%, 8/14/2024(n)	1,035	1,038	Healthcare - Services - 0.06%
US LIBOR + 2.75%			Acadia Healthcare Co Inc
		$3,076	4.40%, 2/16/2023(n)	554	560
Computers - 0.06%			US LIBOR + 2.50%
Dell International LLC			DaVita Inc
3.91%, 9/7/2023(n)	1,227	1,230	4.65%, 6/24/2021(n)	590	594
US LIBOR + 2.00%			US LIBOR + 2.75%
McAfee LLC			MPH Acquisition Holdings LLC
6.40%, 9/30/2024(n)	692	701	5.05%, 6/7/2023(n)	760	764
US LIBOR + 4.50%			US LIBOR + 3.00%
		$1,931			$1,918
Consumer Products - 0.03%			Insurance - 0.13%
Prestige Brands Inc			Asurion LLC
3.90%, 1/26/2024(n)	830	834	4.65%, 11/3/2023(n)	227	228
US LIBOR + 2.00%			US LIBOR + 2.75%
			7.90%, 8/4/2025(n)	2,510	2,578
Diversified Financial Services - 0.08%			US LIBOR + 6.00%
Lions Gate Capital Holdings LLC			Genworth Holdings Inc
4.15%, 3/24/2025(n)	945	947	6.40%, 2/28/2023(n)	1,010	1,026
US LIBOR + 2.25%			US LIBOR + 4.50%
Russell Investments US Institutional Holdco			HUB International Ltd
Inc			0.00%, 4/18/2025(n),(o)	470	473
5.55%, 6/1/2023(n)	1,542	1,549	US LIBOR + 3.00%
US LIBOR + 3.25%					$4,305
		$2,496	Leisure Products & Services - 0.07%
Electric - 0.02%			Alterra Mountain Co
Vistra Energy Corp			4.90%, 7/31/2024(n)	1,179	1,187
4.40%, 2/7/2024(n)	503	507	US LIBOR + 3.00%
US LIBOR + 2.75%			ClubCorp Holdings Inc
			4.89%, 9/18/2024(n)	1,033	1,035
Engineering & Construction - 0.04%			US LIBOR + 2.75%
Pisces Midco Inc					$2,222
6.09%, 3/28/2025(n)	1,290	1,301	Lodging - 0.06%
US LIBOR + 3.75%			Caesars Resort Collection LLC
			4.65%, 12/22/2024(n)	1,087	1,096
Entertainment - 0.09%			US LIBOR + 2.75%
CCM Merger Inc			Golden Nugget Inc/NV
4.65%, 8/6/2021(n)	1,031	1,037	4.65%, 10/4/2023(n)	198	200
US LIBOR + 2.75%			US LIBOR + 2.75%
Eldorado Resorts Inc			Hilton Worldwide Finance LLC
4.18%, 4/17/2024(n)	271	272	3.65%, 10/25/2023(n)	684	689
US LIBOR + 2.25%			US LIBOR + 1.75%
WMG Acquisition Corp					$1,985
4.15%, 11/1/2023(n)	1,643	1,650	Machinery - Diversified - 0.01%
US LIBOR + 2.25%			Apergy Corp
		$2,959	0.00%, 4/18/2025(n),(o)	230	231
Environmental Control - 0.01%			US LIBOR + 2.50%
Filtration Group Corp
5.30%, 3/28/2025(n)	475	479	Media - 0.10%
US LIBOR + 3.00%			Altice Financing SA
			5.10%, 7/15/2025(n)	534	529
Food - 0.11%			US LIBOR + 2.75%
B&G Foods Inc			CSC Holdings LLC
3.90%, 11/2/2022(n)	610	613	4.40%, 1/12/2026(n)	415	415
US LIBOR + 2.00%			US LIBOR + 2.50%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Media (continued)			Retail (continued)
Meredith Corp			PetSmart Inc
4.90%, 1/17/2025(n)	$550	$553	4.89%, 3/11/2022(n)	$140	$109
US LIBOR + 3.00%			US LIBOR + 3.00%
Unitymedia Finance LLC					$5,125
4.15%, 9/30/2025(n)	545	544	Semiconductors - 0.02%
US LIBOR + 2.25%			Micron Technology Inc
Univision Communications Inc			3.90%, 4/26/2022(n)	534	538
4.65%, 3/15/2024(n)	1,166	1,149	US LIBOR + 1.75%
US LIBOR + 2.75%
		$3,190	Software - 0.03%
Oil & Gas - 0.15%			First Data Corp
California Resources Corp			4.15%, 7/8/2022(n)	827	830
6.65%, 11/14/2022 (n)	1,495	1,525	US LIBOR + 2.25%
US LIBOR + 4.75%
12.27%, 12/31/2021 (n)	1,250	1,403	Telecommunications - 0.29%
US LIBOR + 10.37%			Avaya Inc
Chesapeake Energy Corp			6.65%, 11/8/2024(n)	2,874	2,903
9.44%, 8/23/2021(n)	1,720	1,819	US LIBOR + 4.75%
US LIBOR + 7.50%			GTT Communications Inc
		$4,747	5.19%, 1/9/2024(n)	1,372	1,371
Packaging & Containers - 0.12%			US LIBOR + 3.25%
Berry Global Inc			Level 3 Parent LLC
3.90%, 10/1/2022(n)	461	464	4.09%, 2/22/2024(n)	810	813
US LIBOR + 2.00%			US LIBOR + 2.25%
Caraustar Industries Inc			Maxar Technologies Ltd
7.80%, 3/14/2022(n)	1,121	1,126	4.66%, 10/4/2024(n)	3,287	3,290
US LIBOR + 5.50%			US LIBOR + 2.75%
Coveris Holdings SA			West Corp
6.55%, 6/29/2022(n)	925	926	5.90%, 10/10/2024(n)	1,050	1,057
US LIBOR + 4.25%			US LIBOR + 4.00%
CROWN Americas LLC					$9,434
4.31%, 1/17/2025(n)	275	277	Transportation - 0.01%
US LIBOR + 2.00%			Navios Maritime Partners LP
Flex Acquisition Co Inc			7.08%, 9/14/2020(n)	320	322
5.31%, 12/29/2023 (n)	609	612	US LIBOR + 5.00%
US LIBOR + 3.00%
Reynolds Group Holdings Inc			Trucking & Leasing - 0.04%
4.65%, 2/5/2023(n)	619	623	Avolon TLB Borrower 1 US LLC
US LIBOR + 2.75%			4.15%, 3/21/2022(n)	1,372	1,374
		$4,028	US LIBOR + 2.25%
REITs - 0.09%
GEO Group Inc/The			TOTAL SENIOR FLOATING RATE INTERESTS		$70,569
3.75%, 3/22/2024(n)	1,747	1,749	U.S. GOVERNMENT & GOVERNMENT	Principal
US LIBOR + 2.25%			AGENCY OBLIGATIONS - 29.86%	Amount (000's)	Value (000's)
iStar Inc			Federal Home Loan Mortgage Corporation (FHLMC) - 2.84%
4.89%, 10/1/2021(n)	693	697	3.00%, 1/1/2043	$3,029	$2,948
US LIBOR + 3.00%			3.00%, 2/1/2043	1,291	1,256
MGM Growth Properties Operating			3.00%, 3/1/2043	562	547
Partnership LP			3.00%, 1/1/2047	24,467	23,700
3.90%, 4/25/2025(n)	574	577	3.50%, 6/1/2044	1,211	1,213
US LIBOR + 2.00%			3.50%, 4/1/2046	25,336	25,291
		$3,023	3.50%, 11/1/2046	5,223	5,210
Retail - 0.16%			3.86%, 1/1/2034	44	44
Academy Ltd			U.S. Treasury 1-Year Note + 2.37%
5.93%, 7/1/2022(n)	2,072	1,636	4.50%, 4/1/2031	941	984
US LIBOR + 4.00%			4.50%, 4/1/2041	5,834	6,127
Beacon Roofing Supply Inc			4.50%, 12/1/2043	5,663	5,943
4.13%, 10/11/2024 (n)	525	528	4.50%, 9/1/2044	7,093	7,416
US LIBOR + 2.25%			4.50%, 3/1/2046	1,301	1,376
IRB Holding Corp			5.00%, 5/1/2018	1	1
5.19%, 1/17/2025(n)	1,100	1,112	5.00%, 10/1/2018	4	4
US LIBOR + 3.25%			5.00%, 1/1/2019	18	18
JC Penney Corp Inc			5.00%, 6/1/2031	761	812
6.23%, 6/23/2023(n)	636	619	5.00%, 9/1/2039	2,010	2,160
US LIBOR + 4.25%			5.50%, 8/1/2023	421	435
KFC Holding Co			5.50%, 5/1/2033	64	70
3.64%, 4/3/2025(n)	549	553	5.50%, 10/1/2033	46	50
US LIBOR + 1.75%			5.50%, 12/1/2033	650	718
Michaels Stores Inc			5.50%, 11/1/2036	554	607
4.65%, 1/30/2023(n)	565	568	5.50%, 4/1/2038	221	245
US LIBOR + 2.75%			5.50%, 8/1/2038	480	537
			5.50%, 3/1/2040	715	786

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 3/1/2022	$9	$10	3.50%, 6/1/2046	$8,510	$8,461
6.00%, 7/1/2023	190	210	3.50%, 7/1/2046	12,992	12,917
6.00%, 6/1/2028	3	3	3.50%, 10/1/2046	5,221	5,200
6.00%, 1/1/2029	1	1	3.50%, 12/1/2046	6,148	6,119
6.00%, 12/1/2031	32	36	3.50%, 12/1/2046	8,991	8,956
6.00%, 12/1/2032	30	34	3.50%, 4/1/2047	258	258
6.00%, 2/1/2033	130	144	3.50%, 10/1/2047	195	194
6.00%, 12/1/2033	32	36	3.57%, 2/1/2036	17	17
6.00%, 10/1/2036	239	268	12 Month LIBOR + 1.61%
6.00%, 1/1/2038	12	13	3.59%, 4/1/2036	132	137
6.00%, 1/1/2038	320	361	12 Month LIBOR + 1.64%
6.00%, 7/1/2038	1,184	1,335	3.60%, 1/1/2033	48	50
6.50%, 3/1/2029	6	7	U.S. Treasury 1-Year Note + 2.14%
6.50%, 5/1/2029	8	10	3.81%, 3/1/2035	2,492	2,656
6.50%, 4/1/2031	4	4	U.S. Treasury 1-Year Note + 2.62%
6.50%, 9/1/2031	2	2	3.97%, 4/1/2033	115	120
6.50%, 2/1/2032	2	3	6 Month LIBOR + 2.26%
6.50%, 5/1/2032	11	12	4.00%, 8/1/2020	474	486
6.50%, 4/1/2035	74	84	4.00%, 2/1/2031	350	359
6.50%, 10/1/2035	62	70	4.00%, 3/1/2034	904	937
7.00%, 12/1/2029	6	6	4.00%, 4/1/2034	4,810	4,975
7.00%, 6/1/2030	12	13	4.00%, 5/1/2044	4,487	4,599
7.00%, 12/1/2030	5	5	4.00%, 6/1/2044	7,341	7,528
7.00%, 9/1/2031	1	1	4.00%, 5/1/2045	18,536	18,970
7.50%, 9/1/2030	1	2	4.00%, 5/1/2045(p)	22,500	22,917
7.50%, 1/1/2031	8	8	4.00%, 10/1/2045	5,983	6,124
7.50%, 3/1/2031	2	2	4.00%, 4/1/2047	7,574	7,763
7.50%, 2/1/2032	3	4	4.00%, 5/1/2047	18,824	19,196
8.00%, 9/1/2030	48	50	4.00%, 6/1/2047	1,889	1,927
		$91,232	4.00%, 6/1/2047	19,441	19,912
Federal National Mortgage Association (FNMA) - 12.01%			4.00%, 10/1/2047	7,629	7,782
2.50%, 4/1/2028	2,782	2,727	4.50%, 4/1/2024	1,099	1,141
2.50%, 6/1/2028	194	190	4.50%, 6/1/2044	1,129	1,191
2.50%, 9/1/2029	897	877	4.50%, 12/1/2044	9,526	10,006
3.00%, 5/1/2028(p)	17,000	16,863	5.00%, 5/1/2040	5,459	5,877
3.00%, 7/1/2028	4,903	4,882	5.00%, 7/1/2044	2,989	3,208
3.00%, 10/1/2029	1,219	1,213	5.50%, 6/1/2020	66	67
3.00%, 10/1/2030	4,679	4,653	5.50%, 9/1/2020	390	399
3.00%, 8/1/2034	5,150	5,079	5.50%, 2/1/2023	31	34
3.00%, 10/1/2034	2,793	2,755	5.50%, 6/1/2023	100	108
3.00%, 12/1/2040	215	209	5.50%, 7/1/2023	3	3
3.00%, 11/1/2042	587	571	5.50%, 7/1/2033	121	132
3.00%, 4/1/2043	624	607	5.50%, 9/1/2033	173	189
3.00%, 4/1/2043	25,307	24,624	5.50%, 8/1/2036	1,440	1,575
3.00%, 5/1/2043	5,679	5,525	5.50%, 2/1/2037	58	63
3.00%, 5/1/2043(p)	7,000	6,752	5.50%, 4/1/2038	2,245	2,450
3.00%, 5/1/2043	959	933	5.50%, 12/1/2038	1,237	1,360
3.00%, 8/1/2043	4,069	3,959	5.50%, 5/1/2040	495	539
3.11%, 10/1/2034	95	98	6.00%, 2/1/2023	12	14
6 Month LIBOR + 1.49%			6.00%, 11/1/2035	1,185	1,323
3.35%, 7/1/2033	664	693	6.00%, 2/1/2038	437	484
12 Month LIBOR + 1.57%			6.00%, 5/1/2038	88	97
3.49%, 8/1/2035	120	126	6.00%, 8/1/2038	225	249
12 Month LIBOR + 1.74%			6.00%, 8/1/2038	413	460
3.50%, 4/1/2030	7,679	7,785	6.00%, 3/1/2040	3,247	3,623
3.50%, 10/1/2033	3,035	3,073	6.50%, 5/1/2022	7	7
3.50%, 8/1/2034	2,269	2,291	6.50%, 12/1/2031	2	3
3.50%, 1/1/2041	283	283	6.50%, 2/1/2032	2	2
3.50%, 5/1/2043(p)	31,000	30,777	6.50%, 2/1/2032	2	2
3.50%, 5/1/2043	417	417	6.50%, 4/1/2032	7	8
3.50%, 7/1/2043	2,020	2,018	6.50%, 6/1/2032	1	1
3.50%, 9/1/2044	6,571	6,556	6.50%, 8/1/2032	9	10
3.50%, 11/1/2044	4,693	4,682	6.50%, 7/1/2037	249	278
3.50%, 3/1/2045	8,983	8,957	6.50%, 7/1/2037	447	498
3.50%, 4/1/2045	4,283	4,267	6.50%, 12/1/2037	313	348
3.50%, 8/1/2045	6,200	6,177	6.50%, 2/1/2038	421	482
3.50%, 11/1/2045	13,679	13,682	6.50%, 3/1/2038	142	158
3.50%, 1/1/2046	5,986	5,988	6.50%, 9/1/2038	474	528
			7.00%, 2/1/2032	16	17
			7.00%, 3/1/2032	29	32
			7.50%, 8/1/2032	7	7
					$385,822

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000's)
Government National Mortgage Association (GNMA) - 5.54%			U.S. Treasury (continued)
2.75%, 7/20/2043	$409	$416		3.75%, 11/15/2043(r)	$4,035	$4,508
U.S. Treasury 1-Year Note + 1.50%				3.88%, 8/15/2040	44,545	50,503
3.00%, 5/1/2043	10,000	9,747		4.50%, 2/15/2036	175	212
3.00%, 6/20/2043	3,565	3,493		4.75%, 2/15/2037	2,300	2,884
3.00%, 1/20/2045	1,809	1,770		6.25%, 5/15/2030	100	133
3.00%, 1/20/2046	6,930	6,790				$294,348
3.50%, 3/15/2042	1,408	1,422	U.S. Treasury Inflation-Indexed Obligations - 0.31%
3.50%, 4/15/2042	1,412	1,422		0.13%, 4/15/2020	813	806
3.50%, 5/1/2043	54,500	54,568		0.13%, 4/15/2021	846	834
3.50%, 9/20/2044	91	91		0.13%, 1/15/2022	644	633
3.50%, 5/1/2045(p)	20,000	20,016		0.13%, 4/15/2022	594	582
3.50%, 9/20/2047	1,799	1,810		0.13%, 1/15/2023	696	679
3.50%, 10/15/2047	14,835	14,952		0.13%, 7/15/2026	670	640
3.50%, 11/15/2047	402	403		0.25%, 1/15/2025	731	709
4.00%, 2/15/2042	1,066	1,098		0.38%, 7/15/2023	733	725
4.00%, 8/15/2045	4,256	4,364		0.38%, 7/15/2025	724	709
4.00%, 6/20/2046	883	913		0.38%, 1/15/2027	655	634
4.00%, 6/20/2047	7,271	7,486		0.38%, 7/15/2027	641	622
4.00%, 1/20/2048	24,887	25,744		0.75%, 2/15/2045	439	422
4.50%, 6/20/2025	2,810	2,934		1.38%, 1/15/2020	461	468
4.50%, 9/15/2039	388	412		1.38%, 2/15/2044	828	919
4.50%, 3/15/2040	2,883	3,021		3.88%, 4/15/2029	462	611
4.50%, 8/15/2040	5,104	5,378				$9,993
4.50%, 1/20/2044	3,185	3,350	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 11/15/2033	2,012	2,155	OBLIGATIONS			$959,336
5.00%, 6/15/2034	37	40	Total Investments			$3,361,583
5.00%, 10/20/2039	168	180	Other Assets and Liabilities - (4.62)%			$(148,005)
5.00%, 7/20/2040	328	345	TOTAL NET ASSETS - 100.00%			$3,213,578
5.00%, 2/15/2042	1,363	1,460
5.50%, 10/15/2033	720	808
5.50%, 5/20/2035	76	83	(a)	Non-income producing security
5.50%, 2/15/2038	754	820	(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
6.00%, 7/20/2028	29	32		information.
6.00%, 11/20/2028	28	31	(c)	Fair value of these investments is determined in good faith by the Manager
6.00%, 1/20/2029	32	36		under procedures established and periodically reviewed by the Board of
6.00%, 7/20/2029	8	9		Directors. Certain inputs used in the valuation may be unobservable;
6.00%, 8/15/2031	19	21		however, each security is evaluated individually for purposes of ASC 820
6.00%, 1/15/2032	3	4		which results in not all securities being identified as Level 3 of the fair
6.00%, 2/15/2032	27	30		value hierarchy. At the end of the period, the fair value of these securities
6.00%, 2/15/2033	32	36		totaled $10,642 or 0.33% of net assets.
6.00%, 12/15/2033	42	47	(d)	The value of these investments was determined using significant
6.50%, 3/20/2028	6	7		unobservable inputs.
6.50%, 5/20/2029	6	6	(e)	Affiliated Security. Security is either an affiliate (and registered under the
6.50%, 10/15/2032	16	18		Investment Company Act of 1940) or an affiliate as defined by the
6.50%, 12/15/2032	55	62		Investment Company Act of 1940 (the Fund controls 5.0% or more of the
7.00%, 6/15/2031	12	13		outstanding voting shares of the security). Please see affiliated sub-
7.00%, 7/15/2031	2	2		schedule for transactional information.
7.00%, 6/15/2032	83	91	(f)	Current yield shown is as of period end.
8.00%, 1/20/2031	4	5	(g)	Perpetual security. Perpetual securities pay an indefinite stream of
		$177,941		interest, but they may be called by the issuer at an earlier date.
U.S. Treasury - 9.16%			(h)	Security exempt from registration under Rule 144A of the Securities Act of
1.25%, 1/31/2020	2,000	1,959		1933. These securities may be resold in transactions exempt from
1.25%, 10/31/2021	16,900	16,090		registration, normally to qualified institutional buyers. At the end of the
1.38%, 3/31/2020	200	196		period, the value of these securities totaled $655,368 or 20.40% of net
1.38%, 4/30/2020	7,450	7,287		assets.
1.50%, 1/31/2022	2,025	1,938	(i)	Security purchased on a when-issued basis.
1.50%, 8/15/2026	10,425	9,330	(j)	Certain variable rate securities are not based on a published reference
1.63%, 10/31/2023 (q)	13,800	12,962		rate and spread but are determined by the issuer or agent and are based
1.75%, 10/31/2020	1,000	980		on current market conditions. These securities do not indicate a reference
1.75%, 4/30/2022	41,830	40,278		rate and spread in their description.
2.00%, 5/31/2021	4,540	4,453	(k)	Payment in kind; the issuer has the option of paying additional securities
2.00%, 10/31/2021	175	171		in lieu of cash.
2.00%, 10/31/2022	35,000	33,867	(l)	Rate shown is the rate in effect as of period end. The rate may be based on
2.13%, 8/31/2020	6,075	6,016		a fixed rate and may convert to a variable rate or floating rate in the
2.13%, 12/31/2021	95	93		future.
2.13%, 11/30/2023	8,400	8,094	(m)	Security is an Interest Only Strip.
2.25%, 8/15/2046	11,750	9,880	(n)	Rate information disclosed is based on an average weighted rate as of
2.50%, 2/15/2045	450	401		period end.
3.00%, 11/15/2044 (q)	23,400	23,026	(o)	This Senior Floating Rate Note will settle after April 30, 2018, at which
3.00%, 5/15/2045	20,545	20,205		time the interest rate will be determined.
3.00%, 11/15/2045	39,000	38,337	(p)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.13%, 2/15/2042	25	25		Notes to Financial Statements for additional information.
3.38%, 5/15/2044	495	520

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

(q)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,389 or 0.11% of net assets.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,335 or 0.07% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Mortgage Securities			30.36%
Financial			14.07%
Government			11.87%
Consumer, Non-cyclical			8.47%
Asset Backed Securities			7.24%
Energy			6.44%
Communications			5.97%
Investment Companies			5.08%
Consumer, Cyclical			3.64%
Utilities			3.23%
Technology			3.14%
Industrial			2.77%
Basic Materials			2.34%
Other Assets and Liabilities			(4.62)%
TOTAL NET ASSETS			100.00%

Affiliated Securities	October 31, 2017			Purchases			Sales		April 30, 2018
			Value		Cost	Proceeds				Value
Principal Government Money Market Fund			$—		$962,436		$799,395			$163,041
			$—		$962,436		$799,395			$163,041

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income		on Investments			Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund		$546		$—				$—		$—
		$546		$—				$—		$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date				Cost		Value	Percent of Net Assets
Chaparral Energy Inc - A Shares			4/6/2017			$5		$9		0.00%
Chaparral Energy Inc - A Shares			4/6/2017			1,643		1,128		0.04%
Chaparral Energy Inc - B Shares			4/6/2017			370		237		0.01%
Goodman Networks Inc			6/1/2017			—		21		0.00%
Goodman Networks Inc			6/1/2017			—		—		0.00%
Pinnacle Operating Corp			3/9/2017			450		546		0.02%
Total								$1,941		0.07%
Amounts in thousands.

Futures Contracts

Description and Expiration Date		Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2018		Short		253	$30,265		$			59
US 10 Year Ultra Note; June 2018		Short		250	31,973					309
US 2 Year Note; June 2018		Long		159	33,715					(82)
US 5 Year Note; June 2018		Long		570	64,700					(130)
US Long Bond; June 2018		Long		100	14,384					66
US Ultra Bond; June 2018		Long		62		9,742				78
Total							$			300

Amounts in thousands except contracts.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver			Asset		Liability
Barclays Bank PLC	05/08/2018	GBP		503			$715		$—	$(22)
Barclays Bank PLC	05/08/2018			$7,197	GBP		5,066		221	—
Barclays Bank PLC	05/08/2018			$3,207	CAD		3,963		120	—
Barclays Bank PLC	05/08/2018	CAD		3,963			$3,207		—	(120)
Barclays Bank PLC	05/08/2018	EUR		5,223			$6,552		—	(243)
Barclays Bank PLC	05/08/2018			$27,894	EUR		22,233		1,034	—

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset		Liability
Barclays Bank PLC	05/08/2018	JPY		173,740		$1,586	$4		$—
Barclays Bank PLC	05/08/2018			$1,586	JPY	173,740	—		(4)
Barclays Bank PLC	05/08/2018	CHF		510		$552	—		(37)
Barclays Bank PLC	05/08/2018			$552	CHF	510	37		—
Total							$1,416		$(426)

Amounts in thousands.

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread	(Pay)/					Unrealized
	as of April	Receive	Payment		Notional	Upfront	Appreciation/
Reference Entity	30, 2018 (a)	Fixed Rate	Frequency	Maturity Date	Amount	Payments/(Receipts)	(Depreciation)		Fair Value
CDX.EM.29	N/A	(1.00)%	Quarterly	6/20/2023	$76,000	$1,409	$94		$1,503
CDX.NA.HY.30	N/A	(5.00)%	Quarterly	6/20/2023	120	(8)	—		(8)
CDX.NA.HY.30	N/A	(5.00)%	Quarterly	6/20/2023	60,000	(4,036)	(114)		(4,150)
Total						$(2,635)	$(20	) $	(2,655)

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

     Schedule of Investments Diversified International Fund April 30, 2018 (unaudited)

COMMON STOCKS - 95.56%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.28%			Commercial Services (continued)
Safran SA	983,919	$115,404	TAL Education Group ADR	1,750,731	$63,762
Thales SA	364,502	46,204	Wirecard AG	261,635	35,399
		$161,608			$245,930
Airlines - 0.33%			Computers - 1.50%
Ryanair Holdings PLC ADR(a)	373,670	41,092	Atos SE	520,106	70,214
			Capgemini SE	310,220	42,676
Apparel - 3.16%			Logitech International SA	2,068,475	76,416
Kering SA	266,159	153,972			$189,306
LVMH Moet Hennessy Louis Vuitton SE	547,770	190,630	Distribution & Wholesale - 3.49%
Moncler SpA	1,209,540	54,516	Ferguson PLC	1,248,077	95,538
		$399,118	ITOCHU Corp	5,788,700	115,765
Automobile Manufacturers - 4.75%			Mitsubishi Corp	4,920,600	135,688
Ashok Leyland Ltd	13,508,393	33,133	Sumitomo Corp	5,197,400	93,296
Ferrari NV	468,005	57,413			$440,287
Fiat Chrysler Automobiles NV (a)	5,159,002	114,627	Diversified Financial Services - 2.01%
Honda Motor Co Ltd	2,969,400	102,106	Hana Financial Group Inc	913,152	40,574
Isuzu Motors Ltd	3,044,000	46,464	Indiabulls Housing Finance Ltd	3,817,295	74,391
Maruti Suzuki India Ltd	564,381	74,266	ORIX Corp	6,058,490	106,259
Suzuki Motor Corp	1,216,700	65,395	Paragon Banking Group PLC	635,255	4,554
Volvo AB - B Shares	6,227,595	105,535	Shriram Transport Finance Co Ltd	1,158,939	27,848
		$598,939			$253,626
Automobile Parts & Equipment - 0.32%			Electric - 1.44%
Aisin Seiki Co Ltd	752,200	40,750	Enel SpA	11,970,203	75,936
			Iberdrola SA	9,374,801	72,429
Banks - 14.95%			Power Grid Corp of India Ltd	10,615,488	32,974
Banco do Brasil SA	8,072,700	84,617			$181,339
Bank Negara Indonesia Persero Tbk PT	44,582,900	25,667	Electrical Components & Equipment - 0.33%
Bank of Montreal	1,101,600	83,661	Philips Lighting NV (b)	721,040	21,928
Bank of Nova Scotia/The	1,122,400	68,990	Prysmian SpA	683,719	20,099
Credicorp Ltd	339,899	79,023			$42,027
Danske Bank A/S	2,636,746	91,764	Electronics - 1.45%
DBS Group Holdings Ltd	3,270,300	75,453	Hitachi High-Technologies Corp	592,800	27,649
DNB ASA	3,294,472	61,611	Hoya Corp	1,126,004	60,157
Erste Group Bank AG	1,747,280	85,445	Keyence Corp	156,400	95,369
Grupo Financiero Banorte SAB de CV	10,768,200	67,343			$183,175
HDFC Bank Ltd ADR	480,285	46,016	Engineering & Construction - 1.42%
HDFC Bank Ltd	404,231	12,129	ACS Actividades de Construccion y Servicios	1,246,943	52,552
ING Groep NV	5,798,882	97,714	SA
Lloyds Banking Group PLC	149,690,300	132,768	Vinci SA	1,267,371	126,716
Macquarie Group Ltd	1,257,437	102,403			$179,268
Malayan Banking Bhd	15,762,400	43,212
Mediobanca Banca di Credito Finanziario SpA	8,136,128	98,590	Food - 2.94%
Mitsubishi UFJ Financial Group Inc	19,584,576	131,243	Nestle SA	2,337,795	181,109
Raiffeisen Bank International AG (a)	1,820,658	61,458	Nichirei Corp	1,478,700	42,837
Sberbank of Russia PJSC ADR	6,420,676	94,938	Tesco PLC	20,819,527	67,434
Swedbank AB	3,439,942	74,727	Uni-President Enterprises Corp	18,683,000	44,964
Toronto-Dominion Bank/The	2,134,900	119,902	X5 Retail Group NV	1,206,772	34,341
United Overseas Bank Ltd	3,698,700	83,754			$370,685
Yes Bank Ltd	11,720,621	63,266	Forest Products & Paper - 0.81%
		$1,885,694	Mondi PLC	1,191,908	33,180
Beverages - 2.59%			UPM-Kymmene OYJ	1,924,333	68,663
Ambev SA	8,524,800	56,747			$101,843
Coca-Cola Bottlers Japan Holdings Inc	1,060,800	45,624	Hand & Machine Tools - 0.42%
Coca-Cola HBC AG (a)	1,474,699	49,404	Sandvik AB	3,073,606	52,406
Diageo PLC	3,619,200	129,115
Treasury Wine Estates Ltd	3,219,325	45,985	Healthcare - Products - 0.64%
			Lonza Group AG (a)	179,973	43,973
		$326,875
Biotechnology - 0.83%			Straumann Holding AG	54,701	37,133
CSL Ltd	814,527	104,332			$81,106
			Healthcare - Services - 0.42%
			ICON PLC (a)	452,135	53,185
Building Materials - 0.49%
Kingspan Group PLC	1,384,781	62,395
			Holding Companies - Diversified - 0.37%
			Itausa - Investimentos Itau SA (a)	591,015	2,278
Chemicals - 1.13%
Covestro AG (b)	681,566	61,931	Melco International Development Ltd	12,093,000	44,772
Mitsubishi Chemical Holdings Corp	4,070,900	38,509			$47,050
Wacker Chemie AG	231,194	41,546	Home Builders - 1.59%
		$141,986	MRV Engenharia e Participacoes SA	5,609,500	23,922
Commercial Services - 1.95%			Persimmon PLC	1,548,088	57,830
Ashtead Group PLC	2,635,283	73,190	Sekisui House Ltd	2,096,168	38,420
Evotec AG (a)	1,522,737	24,574	Taylor Wimpey PLC	30,758,390	81,004
New Oriental Education & Technology Group	545,469	49,005			$201,176
Inc ADR

See accompanying notes.

     Schedule of Investments Diversified International Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Furnishings - 0.29%			Real Estate (continued)
Howden Joinery Group PLC	5,686,200	$37,216	Wharf Real Estate Investment Co Ltd	9,343,000	$70,051
					$237,151
Insurance - 4.26%			REITs - 0.73%
ASR Nederland NV	1,279,811	60,361	Dexus	5,413,746	38,500
Hannover Rueck SE	676,294	94,982	Mirvac Group	31,695,172	53,190
Legal & General Group PLC	27,091,196	100,339			$91,690
NN Group NV	2,060,006	98,725	Retail - 3.32%
Prudential PLC	3,856,660	99,171	Alimentation Couche-Tard Inc	2,195,346	94,913
Swiss Life Holding AG (a)	241,190	84,373
			Cie Financiere Richemont SA	1,246,680	118,508
		$537,951	Dollarama Inc	839,416	96,628
Internet - 2.92%			Matsumotokiyoshi Holdings Co Ltd	580,600	25,864
Alibaba Group Holding Ltd ADR(a)	803,656	143,485	Wal-Mart de Mexico SAB de CV	29,955,078	83,288
Tencent Holdings Ltd	4,581,232	225,227			$419,201
		$368,712	Semiconductors - 4.65%
Investment Companies - 0.70%			Infineon Technologies AG	4,570,340	117,027
EXOR NV	563,318	41,732	Rohm Co Ltd	510,600	47,314
Investor AB	1,077,380	46,903	Samsung Electronics Co Ltd (c)	60,789	150,672
		$88,635	Taiwan Semiconductor Manufacturing Co Ltd	22,053,544	167,989
Iron & Steel - 1.96%			Tokyo Electron Ltd	281,200	54,005
POSCO	264,452	91,120	Ulvac Inc	921,300	49,284
Vale SA	11,208,800	155,596			$586,291
		$246,716	Software - 1.02%
Lodging - 0.42%			Open Text Corp	968,800	34,203
Wynn Macau Ltd	14,197,600	52,465	Ubisoft Entertainment SA (a)	984,414	94,059
					$128,262
Machinery - Construction & Mining - 1.66%			Telecommunications - 3.33%
Hitachi Ltd	14,188,000	103,552	Mobile TeleSystems PJSC ADR	3,041,690	31,938
Komatsu Ltd	3,102,200	105,750	Nippon Telegraph & Telephone Corp	1,530,163	72,614
		$209,302	Orange SA	3,956,575	71,929
Machinery - Diversified - 0.95%			SK Telecom Co Ltd	208,258	44,497
Duerr AG	314,625	31,224	SoftBank Group Corp	1,291,600	98,689
KION Group AG	388,545	32,387	Telekomunikasi Indonesia Persero Tbk PT	161,056,800	43,948
Sumitomo Heavy Industries Ltd	1,473,400	56,299	Telenor ASA	2,581,048	57,129
		$119,910			$420,744
Mining - 1.51%			Toys, Games & Hobbies - 0.99%
Glencore PLC (a)	17,297,296	83,322	Nintendo Co Ltd	297,700	125,087
Rio Tinto Ltd	1,803,930	107,359
		$190,681	Transportation - 0.95%
Miscellaneous Manufacturers - 0.08%			Canadian National Railway Co	1,551,948	119,870
Smiths Group PLC	450,946	9,881
			TOTAL COMMON STOCKS		$12,056,802
Oil & Gas - 7.84%			INVESTMENT COMPANIES - 3.46%	Shares Held	Value(000	's)
BP PLC	23,184,124	172,212	Money Market Funds - 3.46%
Canadian Natural Resources Ltd	2,005,800	72,362	Principal Government Money Market Fund	436,186,157	436,186
JXTG Holdings Inc	12,658,300	82,516	1.55%(d),(e)
LUKOIL PJSC ADR	882,518	58,825
Neste Oyj	1,072,745	90,332	TOTAL INVESTMENT COMPANIES		$436,186
Petrobras Distribuidora SA	3,559,400	23,115	PREFERRED STOCKS - 0.75%	Shares Held	Value(000	's)
PTT PCL	52,668,000	93,106	Holding Companies - Diversified - 0.75%
Reliance Industries Ltd	6,549,290	94,122	Itausa - Investimentos Itau SA 0.06%	24,445,471	$94,552
Royal Dutch Shell PLC - A Shares	3,598,549	125,927
Royal Dutch Shell PLC - B Shares	1,997,533	71,310	TOTAL PREFERRED STOCKS		$94,552
Suncor Energy Inc	2,765,500	105,756	Total Investments		$12,587,540
		$989,583	Other Assets and Liabilities - 0.23%		$29,272
Pharmaceuticals - 2.45%			TOTAL NET ASSETS - 100.00%		$12,616,812
Hypera SA	4,186,014	37,556
Novo Nordisk A/S	2,246,250	105,637
Recordati SpA	289,719	10,334	(a) Non-income producing security
Roche Holding AG	698,121	155,114	(b)		Security exempt from registration under Rule 144A of the Securities Act of
		$308,641	1933. These securities may be resold in transactions exempt from
Pipelines - 0.89%			registration, normally to qualified institutional buyers. At the end of the
Petronet LNG Ltd	6,453,941	21,872	period, the value of these securities totaled $83,859 or 0.66% of net assets.
TransCanada Corp	2,122,306	89,986	(c)		Fair value of these investments is determined in good faith by the Manager
		$111,858	under procedures established and periodically reviewed by the Board of
Private Equity - 2.15%			Directors. Certain inputs used in the valuation may be unobservable;
3i Group PLC	8,011,869	103,419	however, each security is evaluated individually for purposes of ASC 820
Brookfield Asset Management Inc	3,415,802	135,387	which results in not all securities being identified as Level 3 of the fair
Intermediate Capital Group PLC	2,211,450	32,951	value hierarchy. At the end of the period, the fair value of these securities
		$271,757	totaled $150,672 or 1.19% of net assets.
Real Estate - 1.88%
Sun Hung Kai Properties Ltd	4,668,000	75,176
Vonovia SE	1,834,628	91,924

See accompanying notes.

Schedule of Investments
Diversified International Fund
April 30, 2018 (unaudited)

(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Country		Percent
Japan		15.89%
United Kingdom		10.47%
Canada		8.09%
Switzerland		7.33%
France		7.23%
Germany		4.21%
Netherlands		4.10%
China		3.82%
India		3.82%
Brazil		3.80%
United States		3.46%
Australia		2.74%
Korea, Republic Of		2.58%
Italy		2.50%
Sweden		2.22%
Russian Federation		1.74%
Taiwan, Province Of China		1.69%
Denmark		1.57%
Hong Kong		1.50%
Finland		1.27%
Singapore		1.26%
Ireland		1.24%
Mexico		1.19%
Austria		1.17%
Spain		1.00%
Norway		0.94%
Thailand		0.74%
Peru		0.63%
Indonesia		0.55%
Macao		0.42%
Malaysia		0.34%
South Africa		0.26%
Other Assets and Liabilities		0.23%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$1,635,968	$1,199,782		$436,186
		$—		$1,635,968	$1,199,782		$436,186

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	1,385		$—			$—	$—
	$1,385		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments Equity Income Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.43%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.39%			Machinery - Diversified - 0.98%
Boeing Co/The	77,840	$25,964	Deere & Co	477,782	$64,658

Airlines - 1.27%			Media - 0.40%
Delta Air Lines Inc	1,608,219	83,981	Walt Disney Co/The	264,602	26,548

Apparel - 1.49%			Miscellaneous Manufacturers - 1.85%
VF Corp	1,222,317	98,849	3M Co	199,389	38,759
			Parker-Hannifin Corp	509,988	83,954
Automobile Manufacturers - 1.53%					$122,713
PACCAR Inc	1,598,202	101,758	Oil & Gas - 9.01%
			Chevron Corp	594,917	74,430
Automobile Parts & Equipment - 2.83%			Cimarex Energy Co	1,016,799	102,280
Autoliv Inc	885,822	118,744	Exxon Mobil Corp	791,017	61,502
Magna International Inc	1,167,882	68,905	Marathon Petroleum Corp	1,880,303	140,853
		$187,649	Occidental Petroleum Corp	1,069,286	82,613
Banks - 10.70%			Royal Dutch Shell PLC - B shares ADR	1,875,787	135,844
Banco Santander Mexico SA Institucion de	4,089,738	29,978			$597,522
Banca Multiple Grupo Financiero Santand			Pharmaceuticals - 7.41%
ADR			Johnson & Johnson	639,539	80,895
Bank of Nova Scotia/The	2,095,784	128,807	Merck & Co Inc	1,920,947	113,086
JPMorgan Chase & Co	1,741,481	189,438	Novartis AG ADR	935,518	71,745
PNC Financial Services Group Inc/The	1,248,841	181,844	Pfizer Inc	3,012,250	110,279
SunTrust Banks Inc	612,862	40,939	Roche Holding AG ADR	4,142,220	115,154
US Bancorp	2,750,691	138,772			$491,159
		$709,778	Pipelines - 2.08%
Beverages - 1.61%			Enterprise Products Partners LP	5,130,432	137,701
Coca-Cola Co/The	1,238,833	53,530
Dr Pepper Snapple Group Inc	444,197	53,286	Private Equity - 2.06%
		$106,816	KKR & Co LP	6,510,125	136,322
Chemicals - 2.50%
Air Products & Chemicals Inc	369,039	59,891	REITs - 5.21%
Albemarle Corp	272,629	26,434	Alexandria Real Estate Equities Inc	169,277	21,087
DowDuPont Inc	677,333	42,835	Annaly Capital Management Inc	8,253,037	85,584
PPG Industries Inc	348,613	36,911	Digital Realty Trust Inc	982,284	103,817
		$166,071	Host Hotels & Resorts Inc	2,153,063	42,114
Computers - 3.35%			Simon Property Group Inc	593,316	92,759
Accenture PLC - Class A	252,589	38,191			$345,361
Apple Inc	1,112,057	183,779	Retail - 2.71%
		$221,970	Costco Wholesale Corp	490,703	96,747
Diversified Financial Services - 6.14%			Starbucks Corp	1,442,357	83,037
BlackRock Inc	273,286	142,519			$179,784
Discover Financial Services	2,094,301	149,219	Semiconductors - 3.58%
FNF Group	3,130,084	115,281	Applied Materials Inc	989,512	49,149
		$407,019	Maxim Integrated Products Inc	786,269	42,852
Electric - 6.66%			Microchip Technology Inc	982,599	82,204
Eversource Energy	1,470,672	88,608	Taiwan Semiconductor Manufacturing Co Ltd	1,646,413	63,305
NextEra Energy Inc	511,248	83,798	ADR
Sempra Energy	753,539	84,246			$237,510
WEC Energy Group Inc	1,410,845	90,689	Software - 2.41%
Xcel Energy Inc	2,019,572	94,597	Fidelity National Information Services Inc	581,136	55,191
		$441,938	Microsoft Corp	736,176	68,847
Electronics - 1.07%			SAP SE ADR	320,012	35,467
Honeywell International Inc	492,158	71,205			$159,505
			Telecommunications - 2.81%
Food - 4.28%			BCE Inc	2,074,606	88,067
Hormel Foods Corp	1,450,397	52,577	Verizon Communications Inc	1,994,251	98,416
Kraft Heinz Co/The	1,045,989	58,973			$186,483
Kroger Co/The	4,568,173	115,072	Toys, Games & Hobbies - 2.12%
Tyson Foods Inc	816,796	57,257	Hasbro Inc	1,594,910	140,496
		$283,879
Healthcare - Products - 4.78%			Transportation - 1.77%
Abbott Laboratories	1,702,234	98,951	Union Pacific Corp	642,298	85,830
Becton Dickinson and Co	419,939	97,371	United Parcel Service Inc	275,719	31,294
Medtronic PLC	1,506,386	120,707			$117,124
		$317,029	TOTAL COMMON STOCKS		$6,526,843
Insurance - 5.43%
Allstate Corp/The	1,099,002	107,504
Chubb Ltd	1,063,388	144,270
Fairfax Financial Holdings Ltd	111,355	61,833
Swiss Re AG ADR	1,953,874	46,444
		$360,051

See accompanying notes.

Schedule of Investments
Equity Income Fund
April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 1.41%	Shares Held	Value (000's)
Money Market Funds - 1.41%
Principal Government Money Market Fund	93,185,944	$93,186
1.55%(a),(b)

TOTAL INVESTMENT COMPANIES		$93,186
Total Investments		$6,620,029
Other Assets and Liabilities - 0.16%		$10,785
TOTAL NET ASSETS - 100.00%		$6,630,814

(a)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.54%
Consumer, Non-cyclical		18.08%
Consumer, Cyclical		11.95%
Energy		11.09%
Technology		9.34%
Utilities		6.66%
Industrial		6.06%
Communications		3.21%
Basic Materials		2.50%
Investment Companies		1.41%
Other Assets and Liabilities		0.16%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$477,929	$384,743		$93,186
		$—		$477,929	$384,743		$93,186

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$365		$—			$—	$—
	$365		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS - 80.39%	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)		Value (000's)
Banks - 6.16%				Sovereign (continued)
ABQ Finance Ltd				Peruvian Government International Bond
3.50%, 2/22/2022		$750	$723	6.35%, 8/12/2028(a)	PEN	650	$217
Banco do Brasil SA/Cayman				6.35%, 8/12/2028		1,700	567
4.88%, 4/19/2023(a)		300	298	Qatar Government International Bond
Itau Unibanco Holding SA/Cayman Island				4.50%, 4/23/2028(a)		$500	499
6.13%, 12/31/2049 (a),(b),(c)		450	440	5.10%, 4/23/2048(a)		500	496
U.S. Treasury 5-Year Note + 3.98%				Republic of Poland Government International
QNB Finansbank AS/Turkey				Bond
4.88%, 5/19/2022(a)		400	382	5.13%, 4/21/2021		1,500	1,582
			$1,843	Serbia International Bond
Chemicals - 3.30%				4.88%, 2/25/2020		2,050	2,088
CNAC HK Finbridge Co Ltd				Sri Lanka Government International Bond
3.50%, 7/19/2022		625	603	5.88%, 7/25/2022		400	403
Petkim Petrokimya Holding AS				6.25%, 7/27/2021		200	206
5.88%, 1/26/2023(a)		400	383	Turkey Government International Bond
			$986	4.88%, 10/9/2026		485	453
Commercial Services - 1.91%							$14,493
Atento Luxco 1 SA				Supranational Bank - 2.38%
6.13%, 8/10/2022		570	571	Banque Ouest Africaine de Developpement
				5.00%, 7/27/2027(a)		500	490
Diversified Financial Services - 4.17%				5.00%, 7/27/2027		225	221
Turkiye Sinai Kalkinma Bankasi AS							$711
4.88%, 5/18/2021		600	589	Telecommunications - 3.43%
Unifin Financiera SAB de CV SOFOM ENR				Axtel SAB de CV
7.25%, 9/27/2023		650	658	6.38%, 11/14/2024(a)		500	498
			$1,247	MTN Mauritius Investment Ltd
Food - 3.23%				4.76%, 11/11/2024		550	528
ESAL GmbH							$1,026
6.25%, 2/5/2023		700	667	TOTAL BONDS			$24,031
Nova Austral SA					Principal
8.25%, 5/26/2021(a)		300	298	CONVERTIBLE BONDS - 4.02%	Amount (000's)		Value (000's)
			$965	Investment Companies - 4.02%
Media - 1.32%				Aabar Investments PJSC
Altice Financing SA				0.50%, 3/27/2020	EUR	400	448
7.50%, 5/15/2026(a)		125	123	1.00%, 3/27/2022		700	752
7.50%, 5/15/2026		275	271				$1,200
			$394	TOTAL CONVERTIBLE BONDS			$1,200
Oil & Gas - 1.45%				U.S. GOVERNMENT & GOVERNMENT	Principal
KazMunayGas National Co JSC				AGENCY OBLIGATIONS - 4.98%	Amount (000's)		Value (000's)
4.75%, 4/24/2025(a)		300	299	U.S. Treasury Bill - 4.98%
Odebrecht Drilling Norbe VIII/IX Ltd				1.88%, 9/20/2018(g)		$1,500	$1,490
6.35%, 12/1/2021		137	134
			$433	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Pipelines - 1.74%				OBLIGATIONS			$1,490
Southern Gas Corridor CJSC				Total Investments			$26,721
6.88%, 3/24/2026		475	519	Other Assets and Liabilities - 10.61%			$3,171
				TOTAL NET ASSETS - 100.00%			$29,892
Real Estate - 2.82%
China Evergrande Group
8.25%, 3/23/2022		850	843	(a)			Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
Sovereign - 48.48%				registration, normally to qualified institutional buyers. At the end of the
1MDB Global Investments Ltd				period, the value of these securities totaled $6,148 or 20.57% of net assets.
4.40%, 3/9/2023		1,000	936	(b)			Perpetual security. Perpetual securities pay an indefinite stream of
Costa Rica Government International Bond				interest, but they may be called by the issuer at an earlier date.
4.37%, 5/22/2019(d),(e)		850	850	(c)			Rate shown is the rate in effect as of period end. The rate may be based on
Croatia Government International Bond				a fixed rate and may convert to a variable rate or floating rate in the
6.63%, 7/14/2020		2,000	2,132	future.
Egypt Government International Bond				(d)	The value of these investments was determined using significant
4.75%, 4/16/2026(a)	EUR	400	481	unobservable inputs.
Gabon Government International Bond				(e)			Fair value of these investments is determined in good faith by the Manager
6.95%, 6/16/2025		$525	523	under procedures established and periodically reviewed by the Board of
Iraq International Bond				Directors. Certain inputs used in the valuation may be unobservable;
5.80%, 1/15/2028		650	613	however, each security is evaluated individually for purposes of ASC 820
Ivory Coast Government International Bond				which results in not all securities being identified as Level 3 of the fair
5.75%, 12/31/2032 (f)		307	294	value hierarchy. At the end of the period, the fair value of these securities
Malaysia Government Bond				totaled $850 or 2.84% of net assets.
4.18%, 7/15/2024	MYR	3,550	909	(f)			Certain variable rate securities are not based on a published reference
Nigeria Government International Bond				rate and spread but are determined by the issuer or agent and are based
7.14%, 2/23/2030(a)		$650	665	on current market conditions. These securities do not indicate a reference
Peru Government Bond				rate and spread in their description.
6.15%, 8/12/2032(a)	PEN	1,800	579	(g)	Rate shown is the discount rate of the original purchase.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Country			Percent
Croatia			7.13%
Serbia			6.98%
Turkey			6.05%
Cayman Islands			5.69%
Poland			5.29%
United States			4.98%
Peru			4.57%
United Arab Emirates			4.02%
Mexico			3.86%
Qatar			3.33%
Luxembourg			3.23%
Virgin Islands, British			3.13%
Malaysia			3.04%
Costa Rica			2.84%
Brazil			2.46%
Supranational			2.38%
Austria			2.23%
Nigeria			2.22%
Iraq			2.05%
Sri Lanka			2.04%
Hong Kong			2.02%
Mauritius			1.77%
Gabon			1.75%
Azerbaijan			1.74%
Egypt			1.61%
Chile			1.00%
Kazakhstan			1.00%
Cote d'Ivoire			0.98%
Other Assets and Liabilities			10.61%
TOTAL NET ASSETS			100.00%

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2018		Short	18	$2,153	$		14
US Long Bond; June 2018		Short	9	1,295			3
Total					$		17

Amounts in thousands except contracts.

Foreign Currency Contracts

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept	Currency to Deliver		Asset	Liability
Bank of New York Mellon	05/30/2018		$1,701	EUR	1,393	$16	$—
HSBC Securities Inc	05/25/2018	CNH	5,650		$894	—	(1)
HSBC Securities Inc	05/25/2018		$1,490	PEN	4,800	15	—
HSBC Securities Inc	05/25/2018		$691	PLN	2,350	21	—
HSBC Securities Inc	05/25/2018	SGD	1,180		$893	—	(2)
HSBC Securities Inc	05/25/2018		$890	SGD	1,180	—	(1)
Total						$52	$(4)

Amounts in thousands.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2018 (unaudited)

Credit Default Swaps

Buy Protection
		Implied
		Credit
		Spread as of	(Pay)/					Unrealized
		April 30,	Receive	Payment		Notional	Upfront	Appreciation/	Fair Value
Counterparty	Reference Entity	2018 (a)	Fixed Rate	Frequency	Maturity Date	Amount	Payments/(Receipts)	(Depreciation)	Asset Liability
Barclays Bank PLC Turkey Government		1.95%	(1.00)%	Quarterly	6/20/2023	$1,150	$51	$—	$51	$—
	International Bond,
	11.88%, 01/15/2030
JP Morgan Chase	Argentine Republic	2.92%	(5.00)%	Quarterly	6/20/2023	1,200	(116)	3	—	(113)
	Government
	International Bond,
	7.5%, 04/22/2026
JP Morgan Chase	Bahrain Government	2.90%	(1.00)%	Quarterly	6/20/2023	865	72	1	73	—
	Bond, 5.5%,
	03/31/2020
Total							$7	$4	$124	$(113)

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps

				Pay/Receive					Value and Unrealized
	Reference			Positive	Payment	Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Entity		Contracts	Return	Financing Rate Frequency	Date	Amount	Payments/(Receipts)	Asset	Liability
HSBC Securities	Egypt Treasury		11,150,000	Receive	3 month LIBOR Quarterly	5/29/2018	$582	$—	$12	$—
Inc	Bills, 0.00%,				plus 1.10%
	08/21/2018
HSBC Securities	Egyptian		5,175,000	Receive	3 Month LIBOR Quarterly	7/11/2018	281	—	4	—
Inc	Treasury Bill,				plus 1.10%
	0.00	%,
	7/10/2018
HSBC Securities	Nigerian OMO 212,000,000			Receive	3 Month LIBOR Quarterly	6/8/2018	584	—	—	—
Inc	Bill, 0.00%,				plus 0.85%
	06/07/2018
HSBC Securities	Nigerian OMO 107,818,000			Receive	3 Month LIBOR Quarterly	7/13/2018	288	—	4	—
Inc	Bill, 0.00%,				plus 0.00%
	07/12/2018
Total								$—	$20	$—

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

COMMON STOCKS - 37.82%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.45%			Beverages (continued)
General Dynamics Corp	39,724	$7,997	Coca-Cola Co/The	157,080	$6,787
L3 Technologies Inc	113,561	22,245	Dr Pepper Snapple Group Inc	47,469	5,694
Lockheed Martin Corp	26,644	8,548	PepsiCo Inc	19,196	1,938
Northrop Grumman Corp	20,009	6,444			$26,001
Raytheon Co	46,737	9,578	Biotechnology - 0.07%
		$54,812	Amgen Inc	19,024	3,319
Agriculture - 0.06%			Gilead Sciences Inc (b)	74,614	5,390
Philip Morris International Inc	87,849	7,204			$8,709
			Building Materials - 0.20%
Apparel - 0.19%			Buzzi Unicem SpA	231,769	5,852
Kering SA	13,822	7,996	China Resources Cement Holdings Ltd	3,342,000	3,506
LVMH Moet Hennessy Louis Vuitton SE	21,348	7,430	Masco Corp	287,922	10,904
Moncler SpA	185,353	8,354	Xinyi Glass Holdings Ltd	3,184,000	4,577
		$23,780			$24,839
Automobile Manufacturers - 0.28%			Chemicals - 0.57%
Fiat Chrysler Automobiles NV (a)	310,737	6,904	Cabot Corp	109,069	6,092
Honda Motor Co Ltd	242,400	8,335	Celanese Corp	135,813	14,759
Suzuki Motor Corp	94,500	5,079	China General Plastics Corp	7,709,000	8,245
Toyota Motor Corp	108,000	7,082	Denka Co Ltd	348,600	12,411
Volvo AB - B Shares	365,839	6,200	PTT Global Chemical PCL	1,342,400	4,149
		$33,600	Showa Denko KK	116,900	3,889
Automobile Parts & Equipment - 0.32%			Wacker Chemie AG	74,162	13,327
Dana Inc	237,516	5,636	Zeon Corp	481,400	6,217
FCC Co Ltd	433,900	12,273			$69,089
Georg Fischer AG	4,314	5,363	Coal - 0.04%
Lear Corp	81,881	15,309	Foresight Energy LP	695,156	2,475
		$38,581	Whitehaven Coal Ltd	807,040	2,783
Banks - 2.75%					$5,258
Aareal Bank AG	112,922	5,648	Commercial Services - 1.75%
Bank Negara Indonesia Persero Tbk PT	3,093,500	1,781	Ashtead Group PLC	395,899	10,995
Bank of China Ltd	5,520,000	2,997	Atlantia SpA	1,391,449	46,057
Bank of Nova Scotia/The	87,800	5,397	CCR SA	8,719,200	29,917
BOC Hong Kong Holdings Ltd	718,000	3,712	Cengage Learning Holdings II Inc (a),(c)	34,465	146
Cathay General Bancorp	142,650	5,707	China Merchants Port Holdings Co Ltd	4,006,000	8,951
China Construction Bank Corp	7,803,000	8,175	COSCO SHIPPING Ports Ltd	12,704,000	11,173
China Merchants Bank Co Ltd	811,000	3,536	Getlink	726,091	10,246
CIMB Group Holdings Bhd	4,703,500	8,572	Jiangsu Expressway Co Ltd	16,734,329	22,945
Citizens Financial Group Inc	226,628	9,403	Macquarie Infrastructure Corp	88,606	3,358
Comerica Inc	149,684	14,157	Societa Iniziative Autostradali e Servizi SpA	312,409	6,618
Cullen/Frost Bankers Inc	62,043	7,101	Transurban Group	7,150,595	62,308
Danske Bank A/S	150,469	5,237			$212,714
DBS Group Holdings Ltd	140,300	3,237	Computers - 0.20%
East West Bancorp Inc	171,732	11,441	Accenture PLC - Class A	13,929	2,106
Erste Group Bank AG	114,236	5,586	Leidos Holdings Inc	255,618	16,419
Fifth Third Bancorp	336,356	11,157	Sopra Steria Group	27,632	5,898
FirstRand Ltd	1,574,399	8,432			$24,423
Grupo Financiero Banorte SAB de CV	1,948,100	12,183	Cosmetics & Personal Care - 0.09%
ICICI Bank Ltd ADR	664,255	5,653	Colgate-Palmolive Co	69,845	4,556
Industrial & Commercial Bank of China Ltd	3,379,000	2,966	Svenska Cellulosa AB SCA	618,480	6,849
Intesa Sanpaolo SpA	900,400	3,425			$11,405
JPMorgan Chase & Co (b)	303,519	33,017
			Distribution & Wholesale - 0.24%
Kiatnakin Bank PCL	1,157,800	2,698	Ferguson PLC	167,260	12,803
Lloyds Banking Group PLC	9,880,957	8,764	Mitsubishi Corp	208,000	5,736
Macquarie Group Ltd	79,037	6,437	Sumitomo Corp	606,200	10,882
Malayan Banking Bhd	2,160,400	5,923			$29,421
Mediobanca Banca di Credito Finanziario SpA	1,767,576	21,418
Mitsubishi UFJ Financial Group Inc	486,600	3,261	Diversified Financial Services - 0.35%
Natixis SA	2,172,643	17,844	BGC Partners Inc	407,682	5,447
Nedbank Group Ltd	306,785	7,316	FNF Group	349,479	12,871
PacWest Bancorp	142,708	7,312	KB Financial Group Inc	88,821	5,046
Raiffeisen Bank International AG (a)	104,685	3,534	Mebuki Financial Group Inc	1,593,900	6,187
Regions Financial Corp	500,540	9,360	Moelis & Co	228,480	12,292
Resona Holdings Inc	1,328,800	7,550	Paragon Banking Group PLC	77,559	556
Standard Bank Group Ltd	470,013	8,061			$42,399
State Street Corp	58,960	5,883	Electric - 4.47%
Toronto-Dominion Bank/The	171,700	9,643	Alliant Energy Corp	424,223	18,220
Umpqua Holdings Corp	566,502	13,347	American Electric Power Co Inc	195,950	13,713
Union Bankshares Corp	140,155	5,299	CenterPoint Energy Inc	266,785	6,758
			CMS Energy Corp (b)	232,010	10,948
Zions Bancorporation	229,733	12,578
		$334,748	Consolidated Edison Inc	73,280	5,872
			Dominion Energy Inc (b)	1,241,807	82,655
Beverages - 0.21%			DTE Energy Co (b)	237,268	25,008
Ambev SA	1,426,500	9,496
Coca-Cola Amatil Ltd	298,780	2,086	Edison International	60,000	3,931
			Enel SpA	1,442,963	9,154

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electric (continued)			Healthcare - Services (continued)
Entergy Corp	219,010	$17,869	UDG Healthcare PLC	717,358	$9,013
Eversource Energy (b)	336,100	20,250			$46,747
Exelon Corp	223,093	8,852	Holding Companies - Diversified - 0.15%
FirstEnergy Corp	254,037	8,739	Barloworld Ltd	293,089	3,958
Great Plains Energy Inc	1,090,643	35,697	Seven Group Holdings Ltd	619,643	8,449
Hera SpA	1,350,524	4,993	Sime Darby Bhd	2,472,900	1,675
Hydro One Ltd (d)	1,040,800	16,529	Wharf Holdings Ltd/The	1,170,000	3,893
Infraestructura Energetica Nova SAB de CV	170,000	749			$17,975
NextEra Energy Inc (b)	445,796	73,071	Home Builders - 0.26%
NRG Yield Inc - C Shares	140,001	2,492	Bellway PLC	116,179	5,294
Origin Energy Ltd (a)	863,126	6,301	Land & Houses PCL	20,464,900	7,123
PG&E Corp	646,303	29,794	Persimmon PLC	154,965	5,789
Pinnacle West Capital Corp (b)	50,100	4,033	PulteGroup Inc	434,437	13,189
Portland General Electric Co	367,712	15,621			$31,395
Power Assets Holdings Ltd	2,525,500	18,792	Home Furnishings - 0.00%
PPL Corp	645,000	18,769	Targus Group International Inc (a),(c),(e),(f)	75,880	68
Public Service Enterprise Group Inc	190,000	9,908
Sempra Energy	10,000	1,118	Insurance - 0.98%
Southern Co/The	989,354	45,629	Allianz SE	28,265	6,685
SSE PLC	1,176,218	22,323	Allstate Corp/The	78,236	7,653
WEC Energy Group Inc (b)	95,000	6,107
			American Financial Group Inc/OH	203,838	23,078
		$543,895	ASR Nederland NV	108,055	5,096
Electronics - 0.11%			First American Financial Corp	200,709	10,258
Honeywell International Inc	39,261	5,680	Legal & General Group PLC	1,956,349	7,246
Yageo Corp (a)	381,000	7,986	NN Group NV	377,083	18,072
		$13,666	Reinsurance Group of America Inc	30,347	4,534
Energy - Alternate Sources - 0.16%			Swiss Life Holding AG (a)	65,281	22,837
NextEra Energy Partners LP (b)	476,415	19,852	UNIQA Insurance Group AG	701,848	8,404
			Unum Group	114,303	5,530
Engineering & Construction - 0.76%					$119,393
ACS Actividades de Construccion y Servicios	263,208	11,093	Iron & Steel - 0.33%
SA			Material Sciences Corp - Warrants (a),(c),(e),(f)	1,131,541	3,757
Aena SME SA (d)	32,002	6,597	POSCO	12,231	4,214
China Communications Services Corp Ltd	14,648,000	9,196	Specialty Steel Holdings, Inc. (a),(e),(f)	87	25,884
Eiffage SA	89,543	10,659	Steel Dynamics Inc	140,995	6,318
Japan Airport Terminal Co Ltd	117,000	4,792			$40,173
Kyowa Exeo Corp	424,500	11,039	Leisure Products & Services - 0.17%
Kyudenko Corp	268,800	12,559	Royal Caribbean Cruises Ltd	99,768	10,794
Promotora y Operadora de Infraestructura	517,600	5,305	TUI AG	426,876	9,653
SAB de CV (a)
					$20,447
Vinci SA	209,871	20,984	Lodging - 0.36%
		$92,224	Extended Stay America Inc	1,459,175	28,571
Entertainment - 0.16%			Hilton Worldwide Holdings Inc	110,432	8,706
Eldorado Resorts Inc (a)	209,582	8,488
			Las Vegas Sands Corp	90,005	6,600
GVC Holdings PLC	869,617	10,645			$43,877
		$19,133	Machinery - Construction & Mining - 0.04%
Food - 0.16%			Oshkosh Corp	66,053	4,766
Sonae SGPS SA	6,660,070	9,057
Uni-President Enterprises Corp	2,968,000	7,143	Media - 0.62%
WH Group Ltd (d)	3,302,500	3,419	Altice USA Inc (a)	1,040,000	18,616
		$19,619	Charter Communications Inc (a)	27,500	7,460
Gas – 2.00%			Cogeco Communications Inc	291,000	15,505
Atmos Energy Corp	121,830	10,586	Comcast Corp - Class A (b)	415,004	13,027
ENN Energy Holdings Ltd	1,656,000	15,486	Time Warner Inc	223,600	21,197
National Grid PLC ADR	268,750	15,636			$75,805
National Grid PLC	6,448,514	74,609	Mining - 0.46%
NiSource Inc (b)	1,079,674	26,334	Alcoa Corp (a)	101,275	5,185
Osaka Gas Co Ltd	1,363,300	29,357	Alumina Ltd	3,815,969	7,511
Rubis SCA	172,930	13,455	Anglo American PLC	131,189	3,087
South Jersey Industries Inc	507,711	15,688	BHP Billiton Ltd	166,570	3,886
Southwest Gas Holdings Inc	144,820	10,570	BHP Billiton PLC	285,383	6,085
UGI Corp	649,445	31,427	Boliden AB	256,603	8,891
		$243,148	Mitsui Mining & Smelting Co Ltd	74,800	3,162
Healthcare - Products - 0.06%			Rio Tinto Ltd	126,299	7,517
Carl Zeiss Meditec AG	101,349	6,893	Rio Tinto PLC	200,670	10,938
					$56,262
Healthcare - Services - 0.38%			Miscellaneous Manufacturers - 0.14%
Anthem Inc	34,678	8,184	Crane Co	134,499	11,250
Encompass Health Corp	236,336	14,374	Parker-Hannifin Corp	33,071	5,444
Laboratory Corp of America Holdings (a)	35,577	6,075
					$16,694
Quest Diagnostics Inc	89,935	9,101	Oil & Gas - 1.64%
			BP PLC	1,927,206	14,315
			Chaparral Energy Inc - A Shares (a),(c),(f)	1,934	36

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Real Estate (continued)
Chaparral Energy Inc - A Shares (a),(c)	252,908	$4,742	TLG Immobilien AG	304,418	$8,758
Chaparral Energy Inc - B Shares (a),(c),(f)	53,185	997	UOL Group Ltd	962,400	6,356
Chevron Corp	202,246	25,303	Vonovia SE	187,302	9,384
China Petroleum & Chemical Corp	11,492,000	11,192	Wihlborgs Fastigheter AB	194,931	4,517
CNOOC Ltd	1,473,000	2,492			$218,487
Comstock Resources Inc - Warrants (a)	28,875	179	REITs – 9.54%
ConocoPhillips	191,173	12,522	AIMS AMP Capital Industrial REIT	3,519,050	3,766
Cosmo Energy Holdings Co Ltd	375,000	12,354	Alexandria Real Estate Equities Inc	141,591	17,638
EOG Resources Inc	98,048	11,586	Altarea SCA	32,955	8,398
Exxon Mobil Corp (b)	193,528	15,047	American Tower Corp	404,963	55,221
Frontera Energy Corp (a)	35,992	1,109	Annaly Capital Management Inc	381,624	3,957
Helmerich & Payne Inc	118,394	8,234	Apartment Investment & Management Co	361,625	14,682
Milagro Oil & Gas Inc (a),(c),(e),(f)	1,874	189	Arena REIT	2,370,825	3,968
Murphy Oil Corp	309,674	9,324	Blackstone Mortgage Trust Inc	459,396	14,172
PTT PCL	2,530,000	4,473	Brixmor Property Group Inc	367,335	5,470
Royal Dutch Shell PLC ADR(b)	140,000	9,786	CapitaLand Commercial Trust	5,080,200	6,941
Royal Dutch Shell PLC - A Shares	523,292	18,206	CapitaLand Retail China Trust	7,229,200	8,539
Royal Dutch Shell PLC - B Shares	440,701	15,733	Champion REIT	5,256,000	3,713
TOTAL SA	155,127	9,750	Charter Hall Group	1,588,227	7,029
Whitecap Resources Inc	1,654,840	11,987	City Office REIT Inc	1,783,442	20,296
		$199,556	Cromwell Property Group	15,860,246	12,909
Oil & Gas Services - 0.01%			Crown Castle International Corp (b)	555,002	55,983
Fara HoldCo Limited (a),(e),(f)	95,469	802	CubeSmart (b)	623,026	18,342
			CyrusOne Inc	196,200	10,514
Packaging & Containers - 0.20%			CYS Investments Inc (b)	661,987	4,746
DS Smith PLC	712,488	5,104	Daiwa Office Investment Corp	730	4,320
Graphic Packaging Holding Co	624,901	8,936	DDR Corp	1,262,080	9,150
WestRock Co	171,962	10,173	Dexus	2,002,344	14,240
		$24,213	Dream Global Real Estate Investment Trust	1,057,100	11,271
Pharmaceuticals - 0.46%			Dream Industrial Real Estate Investment Trust	164,089	1,287
AstraZeneca PLC	27,911	1,954	Empiric Student Property PLC	1,169,387	1,373
Hypera SA	528,900	4,745	EPR Properties (b)	423,546	23,303
Johnson & Johnson	168,777	21,349	Equinix Inc	54,141	22,782
Novartis AG	105,319	8,107	Essex Property Trust Inc (b)	97,283	23,318
Novo Nordisk A/S	97,678	4,593	Eurocommercial Properties NV	169,290	7,095
Pfizer Inc	394,453	14,441	Far East Hospitality Trust	11,295,700	5,736
Recordati SpA	20,050	715	First Industrial Realty Trust Inc	50,443	1,569
		$55,904	Fonciere Des Regions	106,215	11,879
Pipelines - 1.58%			Frasers Centrepoint Trust	2,557,800	4,313
Enbridge Inc	1,223,845	37,070	Frasers Logistics & Industrial Trust	6,151,505	4,858
Enterprise Products Partners LP (b)	701,173	18,820	Gecina SA	51,714	8,965
Gibson Energy Inc	359,782	4,643	Goodman Group	1,897,678	12,911
Kinder Morgan Inc/DE	2,976,815	47,093	Gramercy Property Trust	712,874	16,753
ONEOK Inc	324,521	19,543	H&R Real Estate Investment Trust	175,000	2,810
Plains All American Pipeline LP	488,145	11,476	Healthcare Trust of America Inc	277,456	6,934
Targa Resources Corp	120,000	5,636	Hispania Activos Inmobiliarios SOCIMI SA	465,026	9,859
TransCanada Corp	834,130	35,367	Hoshino Resorts REIT Inc	723	3,558
Williams Partners LP	355,000	12,922	Hudson Pacific Properties Inc	291,100	9,568
		$192,570	ICADE	77,046	7,656
Private Equity - 0.07%			Independence Realty Trust Inc	2,761,660	25,960
Intermediate Capital Group PLC	606,774	9,041	Industrial & Infrastructure Fund Investment	4,624	5,119
			Corp
Real Estate - 1.79%			InfraREIT Inc	1,096,547	23,367
ADO Properties SA (d)	266,722	14,662	Inmobiliaria Colonial Socimi SA	580,199	6,742
			Invitation Homes Inc (b)	1,235,186	28,582
Aroundtown SA	1,784,940	14,286
Atrium European Real Estate Ltd (a)	1,726,269	8,375	Irish Residential Properties REIT PLC	2,272,325	3,731
CapitaLand Ltd	3,065,100	8,643	Japan Hotel REIT Investment Corp	34,627	26,199
Castellum AB	449,724	7,270	Japan Rental Housing Investments Inc	4,811	3,742
Citycon OYJ	1,906,384	4,360	Kenedix Retail REIT Corp	3,565	7,546
Deutsche Wohnen SE	405,264	19,126	Kilroy Realty Corp	152,694	10,944
Echo Investment SA	1,403,847	2,150	Klepierre SA	354,915	14,526
Entra ASA (d)	376,477	5,163	Liberty Property Trust (b)	269,044	11,251
Fabege AB	484,000	5,573	Link REIT	2,622,500	23,178
LEG Immobilien AG	163,015	18,796	LondonMetric Property PLC	5,382,775	14,085
Mitsubishi Estate Co Ltd	409,700	7,486	Macquarie Mexico Real Estate Management	7,327,600	7,852
Mitsui Fudosan Co Ltd	1,350,200	34,586	SA de CV (a)
New World Development Co Ltd	9,386,000	13,765	Mapletree Logistics Trust	6,784,800	6,482
Nexity SA	119,830	7,493	MCUBS MidCity Investment Corp	30,352	22,900
Open House Co Ltd	113,100	6,297	Merlin Properties Socimi SA	1,534,355	23,675
SOHO China Ltd	4,222,500	2,168	New Residential Investment Corp	1,096,605	19,168
Sun Hung Kai Properties Ltd	182,000	2,931	NewRiver REIT PLC	3,288,345	13,136
Times China Holdings Ltd	4,365,000	6,342	Park Hotels & Resorts Inc	1,002,734	28,859
			Pebblebrook Hotel Trust	327,380	11,455
			Physicians Realty Trust	863,038	12,894

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)			Water - 0.04%
PLA Administradora Industrial S de RL de CV	3,343,345	$5,356	American Water Works Co Inc (b)	63,120	$5,465
(a)
Primary Health Properties PLC	1,588,625	2,473	TOTAL COMMON STOCKS		$4,604,322
Prologis Inc (b)	567,513	36,837	INVESTMENT COMPANIES - 1.75%	Shares Held	Value (000's)
Propertylink Group	14,844,669	11,516	Money Market Funds - 1.75%
Segro PLC	1,272,677	11,293	Principal Government Money Market Fund	213,605,655	213,606
Sekisui House Reit Inc	10,090	6,496	1.55%(g),(h)
Simon Property Group Inc (b)	212,173	33,171
Spirit Realty Capital Inc	2,972,592	23,929	TOTAL INVESTMENT COMPANIES		$213,606
STAG Industrial Inc	837,009	20,566	CONVERTIBLE PREFERRED STOCKS -
STORE Capital Corp	702,069	17,714	0.05%	Shares Held	Value (000's)
Sun Communities Inc (b)	270,826	25,417	Banks - 0.05%
Sunstone Hotel Investors Inc	298,475	4,656	Wells Fargo & Co 7.50% (i)	4,146	$5,310
Tanger Factory Outlet Centers Inc	1,014,657	22,272
Taubman Centers Inc	123,615	6,920	TOTAL CONVERTIBLE PREFERRED STOCKS		$5,310
Two Harbors Investment Corp	455,195	6,946	PREFERRED STOCKS - 0.62%	Shares Held	Value (000's)
UNITE Group PLC/The	506,732	5,818	Banks - 0.18%
Uniti Group Inc (b)	1,000,860	18,035	AgriBank FCB 6.88% (i)	33,000	3,564
Vicinity Centres	5,848,105	10,708	3 Month LIBOR + 4.23%
Welltower Inc	137,970	7,373	Citigroup Inc 6.88% (i)	80,995	2,229
Weyerhaeuser Co	395,476	14,546	3 Month LIBOR + 4.13%
WPT Industrial Real Estate Investment Trust	1,250,970	16,107	Fifth Third Bancorp 6.63% (i)	100,000	2,838
		$1,161,334	3 Month LIBOR + 3.71%
Retail - 0.26%			Goldman Sachs Group Inc/The 5.50% (i)	32,200	828
Best Buy Co Inc	84,967	6,503	3 Month LIBOR + 3.64%
Kohl's Corp	71,349	4,432	Huntington Bancshares Inc/OH 6.25% (i)	70,000	1,833
Ruth's Hospitality Group Inc	228,920	6,146	KeyCorp 6.13% (i)	40,000	1,085
Wal-Mart de Mexico SAB de CV	5,155,000	14,333	3 Month LIBOR + 3.89%
		$31,414	Morgan Stanley 5.85% (i)	60,000	1,539
Semiconductors - 0.50%			3 Month LIBOR + 3.49%
ASM Pacific Technology Ltd	292,400	4,007	PNC Financial Services Group Inc/The	50,000	1,357
Chipbond Technology Corp	3,483,000	6,902	6.13% (i)
Entegris Inc	309,742	9,974	3 Month LIBOR + 4.07%
Intel Corp	352,168	18,179	State Street Corp 5.90% (i)	65,000	1,715
Microchip Technology Inc	62,908	5,263	3 Month LIBOR + 3.11%
MKS Instruments Inc	77,918	7,979	Valley National Bancorp 6.25% (i)	120,000	3,152
Powertech Technology Inc	711,000	2,035	3 Month LIBOR + 3.85%
Taiwan Semiconductor Manufacturing Co Ltd	796,000	6,063	Wells Fargo & Co 5.63% (i)	80,727	1,997
		$60,402			$22,137
Software - 0.36%			Diversified Financial Services - 0.01%
Aspect Software Inc (a),(c)	514,301	3,343	Charles Schwab Corp/The 6.00% (i)	59,400	1,544
InterXion Holding NV (a)	163,291	10,617
Microsoft Corp (b)	323,290	30,234	Electric - 0.10%
		$44,194	Alabama Power Co 5.00% (i)	75,000	1,875
Storage & Warehousing - 0.07%			Dominion Energy Inc 5.25%, 7/30/2076	76,941	1,873
Safestore Holdings PLC	1,189,425	8,946	DTE Energy Co 5.25%, 12/1/2077	35,000	839
			Entergy Louisiana LLC 4.70%, 6/1/2063	99,900	2,377
Telecommunications - 0.65%			Entergy New Orleans LLC 5.00%, 12/1/2052	20,000	492
AT&T Inc	123,926	4,052	SCE Trust V 5.45% (i)	125,000	3,219
BCE Inc (b)	315,000	13,372	3 Month LIBOR + 3.79%
CenturyLink Inc	1,090,000	20,252	SCE Trust VI 5.00% (i)	25,000	563
Cisco Systems Inc	208,841	9,249	Southern Co/The 5.25%, 12/1/2077	35,000	839
Nippon Telegraph & Telephone Corp	147,100	6,981			$12,077
Telenor ASA	172,755	3,824	Food - 0.01%
TELUS Corp	45,200	1,618	Dairy Farmers of America Inc 7.88% (d),(i)	10,000	1,154
T-Mobile US Inc (a)	220,000	13,312
Verizon Communications Inc	123,220	6,081	Insurance - 0.07%
		$78,741	Allstate Corp/The 6.63% (i)	100,000	2,606
Toys, Games & Hobbies - 0.09%			Arch Capital Group Ltd 5.25% (i)	30,800	732
Nintendo Co Ltd	24,700	10,378	Hartford Financial Services Group Inc/The	100,000	2,898
			7.88%, 4/15/2042
Transportation - 1.02%			3 Month LIBOR + 5.60%
Canadian Pacific Railway Ltd	83,461	15,229	Reinsurance Group of America Inc 6.20%,	20,000	532
Central Japan Railway Co	51,500	10,320	9/15/2042
CSX Corp	224,028	13,305	3 Month LIBOR + 4.37%
East Japan Railway Co	446,500	42,894	XLIT Ltd 5.47% (i)	1,200	1,200
Norfolk Southern Corp (b)	203,601	29,211	3 Month LIBOR + 3.12%
SITC International Holdings Co Ltd	5,580,000	5,945			$7,968
Union Pacific Corp	52,054	6,956	REITs - 0.09%
		$123,860	DDR Corp 6.38% (i)	15,702	362
			Digital Realty Trust Inc 7.38% (i)	8,320	216
			Equity Residential 8.29% (i)	20,702	1,335
			Kimco Realty Corp 5.25% (i)	63,000	1,310

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

PREFERRED STOCKS (continued)			Shares Held		Value (000's)		Principal
REITs (continued)						BONDS (continued)	Amount (000's)		Value (000's)
Prologis Inc 8.54% (i)				92,034	$5,637	Automobile Parts & Equipment (continued)
Public Storage 5.05% (i)				2,000	47	Allison Transmission Inc
Public Storage 5.88% (i)				57,851	1,478	5.00%, 10/1/2024(d)		$2,740	$2,691
Public Storage 6.00% (i)				18,393	472	American Axle & Manufacturing Inc
					$10,857	6.25%, 4/1/2025		4,115	4,114
Sovereign - 0.05%						IHO Verwaltungs GmbH
CoBank ACB 6.20% (i)				7,000	741	3.25%, PIK 0.00%, 9/15/2023(k),(l)	EUR	3,000	3,736
3 Month LIBOR + 3.74%						LKQ European Holdings BV
CoBank ACB 6.25% (i)				51,000	5,380	3.63%, 4/1/2026(d)		1,000	1,206
3 Month LIBOR + 4.56%									$12,847
					$6,121	Banks - 3.78%
Telecommunications - 0.11%						Australia & New Zealand Banking Group
Centaur Funding Corp	9.08%, 4/21/2020 (d)			9,000	10,057	Ltd/United Kingdom
Telephone & Data Systems Inc	6.88	%,		12,496	310	6.75%, 12/31/2049(d),(i),(j)		$4,000	4,265
11/15/2059						USD ICE SWAP Rate NY 5 + 5.17%
Telephone & Data Systems Inc	7.00	%,		91,217	2,279	Banco Bilbao Vizcaya Argentaria SA
3/15/2060						6.13%, 12/31/2049(i),(j)		5,000	4,833
Verizon Communications Inc	5.90	%,		50,000	1,277	USSW5 Index Spread + 3.87%
2/15/2054						9.00%, 12/31/2049(i),(j)		3,000	3,003
					$13,923	USSW5 Index Spread + 8.26%
TOTAL PREFERRED STOCKS					$75,781	Banco Hipotecario SA
						9.75%, 11/30/2020(d)		6,640	7,300
			Principal
BONDS – 53.27%			Amount (000's)		Value (000's)	Banco Mercantil del Norte SA/Grand
Aerospace & Defense - 0.27%						Cayman
						7.63%, 12/31/2049(d),(i),(j)		9,535	9,845
BBA US Holdings Inc						U.S. Treasury 10-Year Note + 5.35%
5.38%, 5/1/2026(d)				$420	$423
						Banco Nacional de Costa Rica
Leonardo SpA						5.88%, 4/25/2021(d)		3,969	4,077
4.88%, 3/24/2025			EUR	2,200	3,172
						Banco Santander SA
TransDigm Inc						6.38%, 12/31/2049(i),(j)		8,000	8,107
6.00%, 7/15/2022				$4,975	5,037
6.38%, 6/15/2026				13,475	13,542	USSW5 Index Spread + 4.79%
6.50%, 7/15/2024				4,875	4,957	Bank of America Corp
						6.30%, 12/31/2049(i),(j)		3,000	3,176
Triumph Group Inc
7.75%, 8/15/2025				5,445	5,581	3 Month LIBOR + 4.55%
						6.50%, 12/31/2049(i),(j)		1,000	1,060
					$32,712
Agriculture - 0.09%						3 Month LIBOR + 4.17%
						Bank of New York Mellon Corp/The
Adecoagro SA						4.95%, 12/31/2049(i),(j)		2,000	2,040
6.00%, 9/21/2027(d)				11,883	10,962
						3 Month LIBOR + 3.42%
Airlines - 0.11%						Bank of Nova Scotia/The
						4.65%, 12/31/2049(i),(j)		1,100	1,037
Gol Finance Inc
7.00%, 1/31/2025(d)				14,201	13,642	3 Month LIBOR + 2.65%
						Barclays PLC
						7.88%, 12/31/2049(i),(j)		10,000	10,667
Apparel - 0.03%
Hanesbrands Inc						USSW5 Index Spread + 6.77%
4.63%, 5/15/2024(d)				925	893	BBVA Bancomer SA/Texas
						6.75%, 9/30/2022(d)		5,260	5,701

PVH Corp						BNP Paribas SA
3.13%, 12/15/2027			EUR	2,000	2,391	7.20%, 6/29/2049 (d),(i),(j)		4,400	4,829
					$3,284	3 Month LIBOR + 1.29%
Automobile Asset Backed Securities - 0.04%						7.37%, 12/31/2049(d),(i),(j)		3,000	3,270
AmeriCredit Automobile Receivables Trust						USSW5 Index Spread + 5.15%
2017-4						7.63%, 12/31/2049(d),(i),(j)		5,000	5,386
2.07%, 5/18/2021				$5,000	5,000	USSW5 Index Spread + 6.31%
1 Month LIBOR + 0.18%						BPCE SA
						12.50%, 8/29/2049 (i),(j)		4,000	4,465
Automobile Manufacturers - 0.16%						3 Month LIBOR + 12.98%
BCD Acquisition Inc
9.63%, 9/15/2023(d)				7,320	7,942	Capital One Financial Corp
						5.55%, 12/31/2049(i),(j)		4,000	4,120
Fiat Chrysler Finance Europe SA						3 Month LIBOR + 3.80%
4.75%, 7/15/2022			EUR	2,700	3,702	CIT Group Inc
6.75%, 10/14/2019				1,200	1,587	5.25%, 3/7/2025		145	148
General Motors Financial Co Inc						5.80%, 12/31/2049(i),(j)		2,285	2,274
5.75%, 12/31/2049 (i),(j)				$1,000	986	3 Month LIBOR + 3.97%

3 Month LIBOR + 3.60%						6.13%, 3/9/2028		295	305
Navistar International Corp
6.63%, 11/1/2025(d)				4,631	4,805	Citigroup Capital III
						7.63%, 12/1/2036		8,600	11,190
Peugeot SA						Citigroup Inc
2.00%, 3/23/2024			EUR	700	860	6.25%, 12/31/2049(i),(j)		2,000	2,077
					$19,882	3 Month LIBOR + 4.52%
Automobile Parts & Equipment - 0.11%						Citizens Financial Group Inc
Adient Global Holdings Ltd						5.50%, 12/31/2049(i),(j)		4,000	4,100
3.50%, 8/15/2024				900	1,100	3 Month LIBOR + 3.96%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)				Banks (continued)
Cooperatieve Rabobank UA				M&T Bank Corp
11.00%, 12/29/2049 (d),(i),(j)		$1,000	$1,080	6.45%, 12/31/2049(i),(j)	$535	$584
3 Month LIBOR + 10.87%				3 Month LIBOR + 3.61%
Credit Agricole SA				Macquarie Bank Ltd/London
6.63%, 12/31/2049 (d),(i),(j)		2,000	2,048	6.13%, 12/31/2049(d),(i),(j)	8,000	7,700
USSW5 Index Spread + 4.70%				USSW5 Index Spread + 3.70%
7.88%, 12/31/2049 (d),(i),(j)		6,000	6,510	6.13%, 12/31/2049(i),(j)	1,600	1,540
USSW5 Index Spread + 4.90%				USSW5 Index Spread + 3.70%
Credit Bank of Moscow Via CBOM Finance				Morgan Stanley
PLC				5.55%, 12/31/2049(i),(j)	1,250	1,281
7.50%, 10/5/2027(d),(j)		8,952	7,654	3 Month LIBOR + 3.81%
USSW5 Index Spread + 5.42%				Nordea Bank AB
7.50%, 10/5/2027(j)		1,732	1,481	6.13%, 12/31/2049(d),(i),(j)	5,000	5,131
USSW5 Index Spread + 5.42%				USSW5 Index Spread + 3.39%
Credit Suisse AG				PNC Financial Services Group Inc/The
6.50%, 8/8/2023(d)		2,000	2,165	6.75%, 7/29/2049(i),(j)	4,000	4,315
Credit Suisse Group AG				3 Month LIBOR + 3.68%
6.25%, 12/31/2049 (d),(i),(j)		3,000	3,072	Provident Funding Associates LP / PFG
USSW5 Index Spread + 3.46%				Finance Corp
7.50%, 12/31/2049 (d),(i),(j)		3,000	3,251	6.38%, 6/15/2025(d)	3,475	3,494
USSW5 Index Spread + 4.60%				QNB Finansbank AS/Turkey
7.50%, 12/31/2049 (i),(j)		5,000	5,419	4.88%, 5/19/2022(d)	13,505	12,920
USSW5 Index Spread + 4.60%				Royal Bank of Scotland Group PLC
Danske Bank A/S				7.50%, 12/31/2049(i),(j)	5,000	5,251
6.13%, 12/31/2049 (i),(j)		9,000	9,113	USSW5 Index Spread + 5.80%
USSW7 Index Spread + 3.90%				8.62%, 12/29/2049(i),(j)	7,000	7,665
Development Bank of Kazakhstan JSC				USSW5 Index Spread + 7.60%
4.13%, 12/10/2022 (d)		9,705	9,681	Skandinaviska Enskilda Banken AB
8.95%, 5/4/2023(d),(m)	KZT	1,078,750	3,211	5.63%, 12/31/2049(i),(j)	10,000	10,002
DNB Bank ASA				USSW5 Index Spread + 3.49%
6.50%, 12/31/2049 (i),(j)		$9,000	9,419	Societe Generale SA
USSW5 Index Spread + 5.08%				6.75%, 12/31/2049(d),(i),(j)	3,000	2,977
Dresdner Funding Trust I				USSW5 Index Spread + 3.93%
8.15%, 6/30/2031(d)		4,500	5,725	7.38%, 12/31/2049(d),(i),(j)	6,000	6,360
HSBC Capital Funding Dollar 1 LP				USSW5 Index Spread + 6.24%
10.18%, 12/29/2049 (i),(j)		2,800	4,356	8.00%, 12/31/2049(d),(i),(j)	7,000	7,752
3 Month LIBOR + 4.98%				USD ICE SWAP Rate NY 5 + 5.87%
10.18%, 12/29/2049 (d),(i),(j)		4,000	6,222	8.25%, 12/31/2049(i),(j)	1,000	1,026
3 Month LIBOR + 4.98%				USSW5 Index Spread + 6.39%
HSBC Holdings PLC				Standard Chartered PLC
6.25%, 12/31/2049 (i),(j)		5,000	5,069	7.01%, 7/29/2049(d),(i),(j)	1,150	1,298
USD ICE SWAP Rate NY 5 + 3.45%				3 Month LIBOR + 1.46%
6.50%, 12/31/2049 (i),(j)		5,905	5,994	7.75%, 12/31/2049(d),(i),(j)	15,000	15,975
USD ICE SWAP Rate NY 5 + 3.61%				USSW5 Index Spread + 5.72%
6.87%, 12/31/2049 (i),(j)		4,000	4,240	State Savings Bank of Ukraine Via SSB #1
USD ICE SWAP Rate NY 5 + 5.51%				PLC
ING Groep NV				9.62%, 3/20/2025(k)	17,867	18,582
6.50%, 12/31/2049 (i),(j)		10,000	10,293	SunTrust Banks Inc
USSW5 Index Spread + 4.45%				5.63%, 12/31/2049(i),(j)	1,000	1,022
Itau Unibanco Holding SA/Cayman Island				3 Month LIBOR + 3.86%
6.13%, 12/31/2049 (d),(i),(j)		4,996	4,882	Swedbank AB
U.S. Treasury 5-Year Note + 3.98%				6.00%, 12/31/2049(i),(j)	10,000	10,225
JPMorgan Chase & Co				USSW5 Index Spread + 4.11%
4.62%, 12/31/2049 (i),(j)		1,510	1,416	Turkiye Garanti Bankasi AS
3 Month LIBOR + 2.58%				6.13%, 5/24/2027(d),(j)	11,614	11,237
5.00%, 12/31/2049 (i),(j)		780	791	USSW5 Index Spread + 4.22%
3 Month LIBOR + 3.32%				Turkiye Is Bankasi AS
6.10%, 12/31/2049 (i),(j)		1,000	1,036	6.13%, 4/25/2024(d)	9,355	9,074
3 Month LIBOR + 3.33%				7.00%, 6/29/2028(d),(j)	1,976	1,935
6.75%, 12/31/2049 (i),(j)		10,000	10,837	USSW5 Index Spread + 5.12%
3 Month LIBOR + 3.78%				Turkiye Vakiflar Bankasi TAO
JPMorgan Chase Bank NA				5.00%, 10/31/2018(d)	2,860	2,869
0.00%, 8/9/2019(a),(d)	EGP	500,000	26,973	5.75%, 1/30/2023(d)	12,575	12,187
KeyCorp Capital III				UBS Group AG
7.75%, 7/15/2029		$795	998	6.87%, 12/31/2049(i),(j)	3,000	3,150
Lloyds Bank PLC				USD ICE SWAP Rate NY 5 + 5.50%
12.00%, 12/29/2049 (i),(j)		10,000	12,684	6.88%, 12/31/2049(i),(j)	3,000	3,158
3 Month LIBOR + 11.76%				USSW5 Index Spread + 4.59%
12.00%, 12/29/2049 (d),(i),(j)		3,000	3,805	7.00%, 12/31/2049(i),(j)	8,850	9,468
3 Month LIBOR + 11.76%				USSW5 Index Spread + 4.87%
Lloyds Banking Group PLC
7.50%, 12/31/2049 (i),(j)		2,000	2,158
USSW5 Index Spread + 4.76%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)				Coal (continued)
US Bancorp				Foresight Energy LLC / Foresight Energy
5.12%, 12/31/2049 (i),(j)		$2,000	$2,050	Finance Corp
3 Month LIBOR + 3.49%				11.50%, 4/1/2023(d)	$37,040	$31,299
Wells Fargo & Co						$41,591
5.87%, 12/31/2049 (i),(j)		1,000	1,035	Commercial Mortgage Backed Securities – 9.00%
3 Month LIBOR + 3.99%				Banc of America Merrill Lynch Commercial
			$460,121	Mortgage Inc
Beverages - 0.05%				4.77%, 7/10/2043(k)	4,211	3,823
Cott Corp				5.69%, 11/10/2042(k)	2,599	2,608
5.50%, 7/1/2024	EUR	3,900	4,996	BANK 2017-BNK5
Sunshine Mid BV				1.32%, 6/15/2060(d),(k),(n)	36,903	3,173
6.50%, 5/15/2026(d),(m)		400	483	3.08%, 6/15/2060(d),(k)	5,000	3,916
			$5,479	4.26%, 6/15/2060(d),(k)	8,356	5,479
Building Materials - 0.03%				BANK 2017-BNK6
Boise Cascade Co				3.10%, 7/15/2060(d)	2,500	1,928
5.63%, 9/1/2024(d)		$1,185	1,200	BANK 2017-BNK9
Jeld-Wen Inc				1.56%, 11/15/2054(d),(k),(n)	15,200	1,673
4.63%, 12/15/2025 (d)		830	795	2.80%, 11/15/2054(d)	10,000	7,878
4.88%, 12/15/2027 (d)		505	476	BANK 2018-BNK10
Standard Industries Inc/NJ				1.89%, 2/15/2061(d),(k),(n)	31,334	4,347
4.75%, 1/15/2028(d)		1,850	1,725	BENCHMARK 2018-B1 Mortgage Trust
			$4,196	1.51%, 1/15/2051(d),(k),(n)	30,260	3,347
Chemicals - 0.76%				2.75%, 1/15/2051(d)	6,500	4,907
Aruba Investments Inc				BENCHMARK 2018-B3 Mortgage Trust
8.75%, 2/15/2023(d)		3,500	3,640	1.50%, 4/10/2051(d),(k),(n)	5,520	637
Axalta Coating Systems Dutch Holding B				3.06%, 4/10/2051(d)	3,000	2,464
BV				CD 2006-CD2 Mortgage Trust
3.75%, 1/15/2025	EUR	3,700	4,702	5.68%, 1/15/2046(k)	2,538	2,160
Braskem America Finance Co				CD 2017-CD5 Mortgage Trust
7.13%, 7/22/2041(d)		$4,260	4,808	3.35%, 8/15/2050(d)	7,000	5,570
Braskem Netherlands Finance BV				CFCRE Commercial Mortgage Trust 2016-
4.50%, 1/10/2028(d)		9,190	8,611	C6
CF Industries Inc				1.34%, 11/10/2049(k),(n)	44,936	3,350
5.15%, 3/15/2034		3,135	2,865	4.36%, 11/10/2049(k)	4,000	3,876
Consolidated Energy Finance SA				CGMS Commercial Mortgage Trust 2017-B1
6.75%, 10/15/2019 (d)		1,416	1,442	3.00%, 8/15/2050(d)	7,435	5,628
6.88%, 6/15/2025(d)		5,020	5,221	Citigroup Commercial Mortgage Trust 2007-
Cornerstone Chemical Co				C6
6.75%, 8/15/2024(d)		3,940	3,901	5.80%, 12/10/2049(k)	5,071	3,839
CTC BondCo GmbH				Citigroup Commercial Mortgage Trust 2012-
5.25%, 12/15/2025	EUR	400	477	GC8
GCP Applied Technologies Inc				5.00%, 9/10/2045(d),(k)	1,875	1,525
5.50%, 4/15/2026(d)		$1,635	1,627	Citigroup Commercial Mortgage Trust 2013-
Hexion Inc				GC15
6.63%, 4/15/2020		41,330	38,799	4.25%, 9/10/2046(d),(k)	16,492	12,227
10.00%, 4/15/2020		2,590	2,558	5.27%, 9/10/2046(d),(k)	7,700	7,296
INEOS Group Holdings SA				Citigroup Commercial Mortgage Trust 2014-
5.38%, 8/1/2024	EUR	2,500	3,188	GC19
Kronos International Inc				5.06%, 3/10/2047(d),(k)	3,425	3,208
3.75%, 9/15/2025		200	245	Citigroup Commercial Mortgage Trust 2015-
NOVA Chemicals Corp				GC27
5.25%, 6/1/2027(d)		$2,040	1,963	4.58%, 2/10/2048(k)	10,000	9,730
OCI NV				Citigroup Commercial Mortgage Trust 2016-
5.00%, 4/15/2023(d)	EUR	1,500	1,844	C1
Platform Specialty Products Corp				2.09%, 5/10/2049(k),(n)	37,267	4,256
5.88%, 12/1/2025(d)		$1,300	1,267	Citigroup Commercial Mortgage Trust 2016-
6.50%, 2/1/2022(d)		290	297	GC37
PSPC Escrow Corp				1.96%, 4/10/2049(k),(n)	15,158	1,613
6.00%, 2/1/2023	EUR	2,050	2,574	Citigroup Commercial Mortgage Trust 2018-
Solvay Finance SA				B2
5.87%, 12/31/2049 (i),(j)		1,600	2,282	1.50%, 3/10/2051(d),(k),(n)	13,247	1,508
EUR Swap Annual 5YR + 5.22%				3.33%, 3/10/2051(d),(k)	2,500	1,893
			$92,311	COMM 2012-CCRE1 Mortgage Trust
				2.46%, 5/15/2045(d)	13,993	10,193
Coal - 0.34%				5.50%, 5/15/2045(d),(k)	8,889	8,520
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp				COMM 2012-CCRE4 Mortgage Trust
7.50%, 5/1/2025(d)		$2,085	2,197	4.73%, 10/15/2045(d),(k)	5,000	2,944
Eterna Capital Pte Ltd				COMM 2012-CCRE5 Mortgage Trust
7.50%, PIK 6.00%, 12/11/2022 (k),(l)		7,534	7,534	4.46%, 12/10/2045(d),(k)	3,475	3,282
8.00%, PIK 8.00%, 12/11/2022 (k),(l)		573	561	4.46%, 12/10/2045(d),(k)	7,500	6,668
				Comm 2013-CCRE13 Mortgage Trust
				4.90%, 11/10/2046(d),(k)	6,421	5,791
				4.90%, 11/10/2046(d),(k)	5,660	4,572

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
COMM 2013-CCRE6 Mortgage Trust			GS Mortgage Securities Trust 2010-C2
1.23%, 3/10/2046(k),(n)	$61,013	$2,018	5.35%, 12/10/2043(d),(k)	$5,000	$5,014
4.20%, 3/10/2046(d),(k)	13,215	12,260	GS Mortgage Securities Trust 2011-GC5
4.20%, 3/10/2046(d),(k)	10,500	8,603	5.56%, 8/10/2044(d),(k)	3,660	2,987
COMM 2013-CCRE7 Mortgage Trust			GS Mortgage Securities Trust 2012-GCJ7
4.43%, 3/10/2046(d),(k)	7,500	5,353	5.89%, 5/10/2045(d),(k)	7,429	7,196
COMM 2013-LC6 Mortgage Trust			GS Mortgage Securities Trust 2012-GCJ9
4.44%, 1/10/2046(d),(k)	5,205	4,954	4.91%, 11/10/2045(d),(k)	5,000	4,772
COMM 2014-CCRE15 Mortgage Trust			4.91%, 11/10/2045(d),(k)	8,500	7,481
4.41%, 2/10/2047(d),(k)	5,414	4,394	GS Mortgage Securities Trust 2013-GC16
COMM 2014-CCRE17 Mortgage Trust			3.50%, 11/10/2046(d)	2,500	1,769
0.33%, 5/10/2047(d),(k),(n)	44,717	719	5.50%, 11/10/2046(d),(k)	3,544	3,424
4.46%, 5/10/2047(d),(k)	5,311	3,431	GS Mortgage Securities Trust 2013-GCJ14
4.96%, 5/10/2047(d),(k)	12,469	10,891	4.92%, 8/10/2046(d),(k)	10,460	10,009
COMM 2014-LC17 Mortgage Trust			4.92%, 8/10/2046(d),(k)	7,742	6,248
3.11%, 10/10/2047 (d)	4,383	2,661	4.92%, 8/10/2046(d),(k)	2,500	1,931
3.69%, 10/10/2047 (d)	4,133	3,044	GS Mortgage Securities Trust 2014-GC26
Comm 2014-UBS2 Mortgage Trust			1.35%, 11/10/2047(d),(k),(n)	29,811	1,997
5.18%, 3/10/2047(d),(k)	13,690	11,673	4.66%, 11/10/2047(d),(k)	2,570	2,216
COMM 2014-UBS3 Mortgage Trust			GS Mortgage Securities Trust 2017-GS7
4.97%, 6/10/2047(d),(k)	21,861	18,079	1.29%, 8/10/2050(k),(n)	29,051	2,312
COMM 2014-UBS5 Mortgage Trust			GS Mortgage Securities Trust 2018-GS9
3.50%, 9/10/2047(d)	6,500	5,157	1.51%, 3/10/2051(k),(n)	8,353	890
COMM 2015-LC23 Mortgage Trust			3.99%, 3/10/2051	15,000	15,325
3.80%, 10/10/2048 (d),(k)	6,000	5,259	JP Morgan Chase Commercial Mortgage
COMM 2016-COR1 Mortgage Trust			Securities Trust 2005-CIBC12
1.62%, 10/10/2049 (k),(n)	45,511	3,817	4.99%, 9/12/2037(k)	37	38
4.54%, 10/10/2049 (k)	5,000	4,836	JP Morgan Chase Commercial Mortgage
COMM 2017-COR2 Mortgage Trust			Securities Trust 2006-CIBC16
1.34%, 9/10/2050(k),(n)	43,398	3,736	5.62%, 5/12/2045	6,884	6,384
Commercial Mortgage Trust 2007-GG9			JP Morgan Chase Commercial Mortgage
5.53%, 3/10/2039(k)	14,000	888	Securities Trust 2006-CIBC17
Credit Suisse Commercial Mortgage Trust			5.49%, 12/12/2043(k)	12,127	10,016
Series 2007-C1			JP Morgan Chase Commercial Mortgage
5.46%, 2/15/2040(k)	29,642	14,975	Securities Trust 2006-LDP9
DBJPM 17-C6 Mortgage Trust			5.34%, 5/15/2047	1,000	1,006
1.18%, 6/10/2050(k),(n)	99,720	6,697	JP Morgan Chase Commercial Mortgage
3.38%, 6/10/2050(d),(k)	15,000	11,988	Securities Trust 2007-CIBC19
DBUBS 2011-LC1 Mortgage Trust			6.01%, 2/12/2049(k)	28,200	21,139
0.38%, 11/10/2046 (d),(k),(n)	142,384	1,100	JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust			Securities Trust 2010-CNTR
1.26%, 7/10/2044(d),(k),(n)	9,773	261	1.87%, 8/5/2032(d),(k),(n)	7,516	228
Freddie Mac Multifamily Structured Pass			JP Morgan Chase Commercial Mortgage
Through Certificates			Securities Trust 2011-C3
0.80%, 3/25/2020(k),(n)	141,524	1,400	4.41%, 2/15/2046(d),(k)	4,330	3,455
1.45%, 11/25/2019 (k),(n)	51,222	792	JP Morgan Chase Commercial Mortgage
1.46%, 8/25/2020(k),(n)	24,062	586	Securities Trust 2011-C5
1.49%, 5/25/2040(k)	35,000	823	4.00%, 8/15/2046(d),(k)	6,000	4,966
1.51%, 4/25/2041(k),(n)	86,714	2,156	5.59%, 8/15/2046(d),(k)	4,844	4,744
1.53%, 1/25/2043(k),(n)	79,054	6,700	JP Morgan Chase Commercial Mortgage
1.68%, 11/25/2042 (k),(n)	83,688	4,150	Securities Trust 2012-C6
1.71%, 11/25/2040 (k),(n)	16,936	1,072	2.97%, 5/15/2045(d),(k)	7,500	5,185
1.71%, 6/25/2042(k),(n)	13,000	217	JP Morgan Chase Commercial Mortgage
1.72%, 6/25/2041(k),(n)	20,000	1,407	Securities Trust 2012-C8
1.97%, 11/25/2039 (k),(n)	68,598	657	2.75%, 10/15/2045(d),(k)	8,553	6,436
2.04%, 11/25/2044 (k),(n)	16,293	1,762	JP Morgan Chase Commercial Mortgage
2.09%, 4/25/2046(k),(n)	43,706	5,340	Securities Trust 2013-C16
2.10%, 2/25/2045(k),(n)	27,900	3,202	3.74%, 12/15/2046(d),(k)	10,000	7,446
2.15%, 10/25/2025 (k),(n)	47,224	251	5.18%, 12/15/2046(d),(k)	10,000	9,493
2.18%, 8/25/2042(k),(n)	98,038	11,654	JP Morgan Chase Commercial Mortgage
2.28%, 12/25/2039 (k),(n)	25,654	1,857	Securities Trust 2013-LC11
2.33%, 1/25/2041(k),(n)	15,544	871	1.43%, 4/15/2046(k),(n)	59,189	2,940
3.61%, 6/25/2041(k),(n)	4,400	421	JPMBB Commercial Mortgage Securities
4.78%, 11/25/2044 (k),(n)	1,800	193	Trust 2013-C12
FREMF 2011-K704 Mortgage Trust			4.23%, 7/15/2045(k)	13,826	12,476
0.10%, 10/25/2030 (d),(n)	420,341	64	JPMBB Commercial Mortgage Securities
FREMF 2016-KBAM Mortgage Trust			Trust 2013-C15
9.10%, 9/25/2022(d)	68,415	70,017	3.50%, 11/15/2045(d)	9,191	6,793
1 Month LIBOR + 7.22%			5.25%, 11/15/2045(d),(k)	23,750	22,920
GS Mortgage Securities Trust 2010-C1			JPMBB Commercial Mortgage Securities
1.51%, 8/10/2043(d),(k),(n)	42,604	1,027	Trust 2014-C18
			1.10%, 2/15/2047(k),(n)	52,330	2,013
			4.97%, 2/15/2047(d),(k)	7,850	6,813

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities			Morgan Stanley Bank of America Merrill
Trust 2014-C19			Lynch Trust 2014-C15
4.82%, 4/15/2047(d),(k)	$1,359	$1,201	5.05%, 4/15/2047(d),(k)		$8,786	$8,356
4.82%, 4/15/2047(k)	15,096	15,242	5.05%, 4/15/2047(d),(k)		4,000	3,340
JPMBB Commercial Mortgage Securities			Morgan Stanley Bank of America Merrill
Trust 2014-C21			Lynch Trust 2014-C16
1.22%, 8/15/2047(k),(n)	43,081	2,128	4.41%, 6/15/2047(d),(k)		17,104	12,631
JPMBB Commercial Mortgage Securities			4.91%, 6/15/2047(d),(k)		12,500	11,037
Trust 2014-C23			Morgan Stanley Bank of America Merrill
0.97%, 9/15/2047(k),(n)	285,964	7,926	Lynch Trust 2014-C18
JPMBB Commercial Mortgage Securities			4.49%, 10/15/2047(k)		4,408	4,268
Trust 2014-C24			Morgan Stanley Bank of America Merrill
4.07%, 11/15/2047 (d),(k)	20,500	17,389	Lynch Trust 2015-C20
JPMBB Commercial Mortgage Securities			1.52%, 2/15/2048(k),(n)		51,655	3,279
Trust 2014-C26			1.54%, 2/15/2048(d),(k),(n)		41,500	3,262
4.57%, 1/15/2048(k)	5,000	4,903	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2015-C21
Trust 2015-C28			1.09%, 3/15/2048(k),(n)		33,421	1,583
0.50%, 10/15/2048 (d),(k),(n)	54,005	1,512	Morgan Stanley Bank of America Merrill
1.30%, 10/15/2048 (k),(n)	60,972	2,925	Lynch Trust 2015-C26
JPMBB Commercial Mortgage Securities			3.06%, 10/15/2048(d)		2,185	1,743
Trust 2015-C29			Morgan Stanley Bank of America Merrill
3.84%, 5/15/2048(k)	4,500	3,628	Lynch Trust 2016-C29
JPMBB Commercial Mortgage Securities			1.80%, 5/15/2049(k),(n)		42,727	3,966
Trust 2015-C30			Morgan Stanley Bank of America Merrill
0.81%, 7/15/2048(k),(n)	81,927	2,413	Lynch Trust 2016-C31
JPMBB Commercial Mortgage Securities			1.46%, 11/15/2049(d),(k),(n)		21,213	1,975
Trust 2015-C31			Morgan Stanley Capital I Trust 2011-C3
0.50%, 8/15/2048(d),(k),(n)	42,377	1,227	0.92%, 7/15/2049(d),(k),(n)		23,574	433
JPMCC Commercial Mortgage Securities			Morgan Stanley Capital I Trust 2016-UB11
Trust 2017-JP6			3.50%, 8/15/2049(d),(k)		2,000	1,653
1.48%, 7/15/2050(k),(n)	23,888	1,748	UBS Commercial Mortgage Trust 2012-C1
JPMCC Commercial Mortgage Securities			5.00%, 5/10/2045(d),(k)		8,000	6,586
Trust 2017-JP7			UBS-Barclays Commercial Mortgage Trust
4.56%, 9/15/2050(d),(k)	10,984	10,207	2012	-C2
LB Commercial Mortgage Trust 2007-C3			1.49%, 5/10/2063(d),(k),(n)		26,810	1,212
6.09%, 7/15/2044(k)	1,082	1,100	UBS-Barclays Commercial Mortgage Trust
6.09%, 7/15/2044(k)	12,738	11,464	2012	-C3
LB-UBS Commercial Mortgage Trust 2003-			5.00%, 8/10/2049(d),(k)		20,994	17,317
C8			5.21%, 8/10/2049(d),(k)		25,827	24,946
0.38%, 9/15/2037(d),(k),(n)	711	1	UBS-Barclays Commercial Mortgage Trust
LB-UBS Commercial Mortgage Trust 2005-			2012	-C4
C3			4.63%, 12/10/2045(d),(k)		21,000	18,543
4.95%, 7/15/2040(k)	170	170	4.63%, 12/10/2045(d),(k)		17,981	14,000
LB-UBS Commercial Mortgage Trust 2006-			UBS-Barclays Commercial Mortgage Trust
C7			2013	-C5
5.41%, 11/15/2038	12,785	9,648	4.22%, 3/10/2046(d),(k)		9,150	8,253
LB-UBS Commercial Mortgage Trust 2007-			4.22%, 3/10/2046(d),(k)		5,759	4,293
C6			Wachovia Bank Commercial Mortgage Trust
6.47%, 7/15/2040(k)	13,250	13,391	Series 2006-C26
6.47%, 7/15/2040(k)	8,841	8,932	6.23%, 6/15/2045(k)		9,078	8,644
Merrill Lynch Mortgage Trust 2007-C1			Wachovia Commercial Mortgage Securities
6.00%, 6/12/2050(k)	15,333	157	Inc Commercial Mortgage Pass Through
ML-CFC Commercial Mortgage Trust 2007-			Certificates Series 2003 C5
5			2.18%, 6/15/2035(d),(k),(n)		349	—
5.45%, 8/12/2048(k)	5,840	4,397	Wells Fargo Commercial Mortgage Trust
ML-CFC Commercial Mortgage Trust 2007-			2010	-C1
9			0.66%, 11/15/2043(d),(k),(n)		13,499	180
6.19%, 9/12/2049(k)	20,987	16,370	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill			2014-L	C18
Lynch Trust 2012-C5			1.29%, 12/15/2047(k),(n)		83,511	4,467
4.84%, 8/15/2045(d),(k)	6,787	6,630	3.96%, 12/15/2047(d),(k)		13,500	11,293
Morgan Stanley Bank of America Merrill			Wells Fargo Commercial Mortgage Trust
Lynch Trust 2013-C13			2015	-C28
5.05%, 11/15/2046 (d),(k)	5,462	5,241	4.27%, 5/15/2048(k)		10,000	8,193
Morgan Stanley Bank of America Merrill			Wells Fargo Commercial Mortgage Trust
Lynch Trust 2013-C8			2015-NX	S1
4.19%, 12/15/2048 (d),(k)	18,500	16,824	2.88%, 5/15/2048(d),(k)		6,916	4,654
Morgan Stanley Bank of America Merrill			4.24%, 5/15/2048(k)		3,580	3,094
Lynch Trust 2014-C14			Wells Fargo Commercial Mortgage Trust
4.98%, 2/15/2047(k)	6,750	6,975	2015-NX	S2
4.98%, 2/15/2047(d),(k)	10,331	8,055	4.39%, 7/15/2058(k)		9,153	7,554

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Commercial Mortgage Backed Securities (continued)					Commercial Services (continued)
Wells Fargo Commercial Mortgage Trust					Loxam SAS
2015-NX	S3				6.00%, 4/15/2025	EUR	2,900	$3,791
1.31%, 9/15/2057(k),(n)			$26,516	$1,354	Midas Intermediate Holdco II LLC / Midas
3.15%, 9/15/2057(d)			5,000	3,809	Intermediate Holdco II Finance Inc
Wells Fargo Commercial Mortgage Trust					7.88%, 10/1/2022(d)		$5,168	5,129
2016	-C34				Nielsen Finance LLC / Nielsen Finance Co
2.34%, 6/15/2049(k),(n)			35,897	4,135	5.00%, 4/15/2022(d)		2,975	2,998
Wells Fargo Commercial Mortgage Trust					Prime Security Services Borrower LLC /
2016	-C35				Prime Finance Inc
2.15%, 7/15/2048(k),(n)			39,264	4,662	9.25%, 5/15/2023(d)		4,028	4,320
Wells Fargo Commercial Mortgage Trust					ServiceMaster Co LLC/The
2016	-C36				5.13%, 11/15/2024(d)		1,225	1,193
4.33%, 11/15/2059 (k)			4,000	3,889	Team Health Holdings Inc
Wells Fargo Commercial Mortgage Trust					6.38%, 2/1/2025(d)		14,325	12,463
2016-NX	S5				TMS International Corp
5.04%, 1/15/2059(k)			4,254	4,083	7.25%, 8/15/2025(d)		2,620	2,712
Wells Fargo Commercial Mortgage Trust					United Rentals North America Inc
2017	-C38				5.88%, 9/15/2026		1,555	1,621
1.23%, 7/15/2050(k),(n)			79,580	5,770				$68,327
Wells Fargo Commercial Mortgage Trust					Computers - 0.14%
2017	-C40				Dell International LLC / EMC Corp
4.48%, 10/15/2050 (k)			10,000	9,712	7.13%, 6/15/2024(d)		3,875	4,127
Wells Fargo Commercial Mortgage Trust					West Corp
2017	-C42				8.50%, 10/15/2025(d)		13,900	13,413
1.72%, 12/15/2050 (d),(k),(n)			20,343	2,373				$17,540
Wells Fargo Commercial Mortgage Trust					Consumer Products - 0.03%
2018	-C43				ACCO Brands Corp
1.78%, 3/15/2051(d),(k),(n)			6,614	844	5.25%, 12/15/2024(d)		1,245	1,245
3.00%, 3/15/2051(d)			2,000	1,557	Prestige Brands Inc
Wells Fargo Commercial Mortgage Trust					5.38%, 12/15/2021(d)		2,910	2,917
2018	-C44							$4,162
3.00%, 5/15/2051(d),(f),(m)			5,000	3,874
4.21%, 5/15/2051(f),(m)			7,500	7,725	Cosmetics & Personal Care - 0.14%
					High Ridge Brands Co
WFRBS Commercial Mortgage Trust 2011-					8.88%, 3/15/2025(d)		24,332	17,032
C5
0.18%, 11/15/2044 (d),(k),(n)			121,416	538
					Distribution & Wholesale - 0.28%
WFRBS Commercial Mortgage Trust 2013-					American Tire Distributors Inc
C11					10.25%, 3/1/2022(d)		43,521	22,957
4.41%, 3/15/2045(d),(k)			10,000	7,989
					KAR Auction Services Inc
WFRBS Commercial Mortgage Trust 2014-					5.13%, 6/1/2025(d)		2,000	1,940
C20					LKQ Corp
3.99%, 5/15/2047(d)			10,000	7,871
					4.75%, 5/15/2023		5,700	5,652
WFRBS Commercial Mortgage Trust 2014-					Rexel SA
C22					2.13%, 6/15/2025	EUR	1,200	1,402
4.06%, 9/15/2057(d),(k)			10,000	7,916
					3.50%, 6/15/2023		2,000	2,506
WFRBS Commercial Mortgage Trust 2014-								$34,457
C24					Diversified Financial Services - 0.74%
3.69%, 11/15/2047 (d)			11,047	7,690
					Ally Financial Inc
				$1,095,654	5.75%, 11/20/2025		$5,565	5,753
Commercial Services - 0.56%					American Express Co
Acwa Power Management And Investments					5.20%, 12/31/2049(i),(j)		1,000	1,011
One Ltd					3 Month LIBOR + 3.43%
5.95%, 12/15/2039 (d)			8,365	8,474
					ASP AMC Merger Sub Inc
Ahern Rentals Inc					8.00%, 5/15/2025(d)		7,100	6,372
7.38%, 5/15/2023(d)			3,195	3,083
					Charles Schwab Corp/The
Atento Luxco 1 SA					7.00%, 2/28/2049(i),(j)		4,198	4,618
6.13%, 8/10/2022(d)			6,340	6,353	3 Month LIBOR + 4.82%

EC Finance PLC					Credit Acceptance Corp
2.38%, 11/15/2022		EUR	1,000	1,212	7.38%, 3/15/2023		2,994	3,129
ENA Norte Trust					E*TRADE Financial Corp
4.95%, 4/25/2028(d)			$3,309	3,392	5.30%, 12/31/2049(i),(j)		3,655	3,570
4.95%, 4/25/2028			429	440	3 Month LIBOR + 3.16%
Europcar Groupe SA					Ladder Capital Finance Holdings LLLP /
4.13%, 11/15/2024		EUR	550	661	Ladder Capital Finance Corp
Garda World Security Corp					5.25%, 10/1/2025(d)		5,700	5,429
8.75%, 5/15/2025(d)			$2,655	2,774
					Lincoln Finance Ltd
Iron Mountain UK PLC					7.38%, 4/15/2021(d)		4,550	4,704
3.88%, 11/15/2025		GBP	2,600	3,405	Lions Gate Capital Holdings LLC
Jaguar Holding Co II / Pharmaceutical Product					5.88%, 11/1/2024(d)		1,315	1,346
Development LLC
6.38%, 8/1/2023(d)			$3,500	3,544
La Financiere Atalian SAS
4.00%, 5/15/2024		EUR	650	762

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Diversified Financial Services (continued)				Engineering & Construction (continued)
LoanCore Capital Markets LLC / JLC Finance				MasTec Inc
Corp				4.88%, 3/15/2023		$1,220	$1,211
6.88%, 6/1/2020(d)		$2,275	$2,318	Mexico City Airport Trust
National Rural Utilities Cooperative Finance				5.50%, 7/31/2047(d)		9,290	8,256
Corp				Novafives SAS
5.25%, 4/20/2046(j)		2,200	2,295	5.00%, 6/15/2025(d)	EUR	700	861
3 Month LIBOR + 3.63%				Pisces Midco Inc
Navient Corp				8.00%, 4/15/2026(d)		$430	430
6.13%, 3/25/2024		795	796	Tutor Perini Corp
7.25%, 9/25/2023		1,780	1,860	6.88%, 5/1/2025(d)		2,410	2,470
NFP Corp							$20,367
6.88%, 7/15/2025(d)		26,095	25,573	Entertainment - 0.31%
Oxford Finance LLC / Oxford Finance Co-				AMC Entertainment Holdings Inc
Issuer II Inc				5.88%, 11/15/2026		7,095	6,909
6.38%, 12/15/2022 (d)		5,075	5,176	6.13%, 5/15/2027		280	271
Springleaf Finance Corp				6.38%, 11/15/2024	GBP	1,000	1,398
6.88%, 3/15/2025		1,455	1,470	Boyne USA Inc
Swiss Insured Brazil Power Finance Sarl				7.25%, 5/1/2025(d)		$2,100	2,169
9.85%, 7/16/2032(d)	BRL	33,455	9,741	Caesars Resort Collection LLC / CRC Finco
Vantiv LLC / Vantiv Issuer Corp				Inc
3.88%, 11/15/2025	GBP	2,300	3,111	5.25%, 10/15/2025(d)		6,870	6,561
4.38%, 11/15/2025 (d)		$1,820	1,738	CCM Merger Inc
			$90,010	6.00%, 3/15/2022(d)		2,930	2,981
Electric - 0.86%				Cinemark USA Inc
1MDB Energy Ltd				4.88%, 6/1/2023		3,100	3,061
5.99%, 5/11/2022		5,600	5,871	Eldorado Resorts Inc
Calpine Corp				7.00%, 8/1/2023		1,345	1,421
5.75%, 1/15/2025		14,420	13,232	International Game Technology PLC
Cometa Energia SA de CV				4.75%, 2/15/2023	EUR	900	1,192
6.38%, 4/24/2035(d)		15,741	15,426	6.50%, 2/15/2025(d)		$1,105	1,178
Emera Inc				Scientific Games International Inc
6.75%, 6/15/2076(j)		3,300	3,570	3.38%, 2/15/2026	EUR	600	702
3 Month LIBOR + 5.44%				6.63%, 5/15/2021		$1,525	1,556
Enel SpA				Sisal Group SpA
8.75%, 9/24/2073(d),(j)		2,500	2,956	7.00%, 7/31/2023	EUR	1,875	2,402
USSW5 Index Spread + 5.88%				WMG Acquisition Corp
Eskom Holdings SOC Ltd				4.13%, 11/1/2024		3,273	4,150
5.75%, 1/26/2021(d)		17,185	17,136	5.50%, 4/15/2026(d)		$1,255	1,261
Gas Natural Fenosa Finance BV							$37,212
3.38%, 12/31/2049 (i),(j)	EUR	1,000	1,236	Environmental Control - 0.02%
EUR Swap Annual 9YR + 3.08%				Paprec Holding SA
Minejesa Capital BV				4.00%, 3/31/2025(d)	EUR	1,000	1,221
4.63%, 8/10/2030(d)		$7,830	7,417	Waste Pro USA Inc
NRG Energy Inc				5.50%, 2/15/2026(d)		$1,350	1,336
7.25%, 5/15/2026		3,120	3,327				$2,557
Pampa Energia SA				Food - 0.89%
7.38%, 7/21/2023(d)		6,175	6,453	BI-LO LLC / BI-LO Finance Corp
7.50%, 1/24/2027(d)		19,963	20,313	9.25%, 2/15/2019(d)		2,785	2,788
RWE AG				Boparan Finance PLC
2.75%, 4/21/2075(j)	EUR	800	995	5.50%, 7/15/2021	GBP	1,750	2,286
EUR Swap Annual 5YR + 2.64%				Casino Guichard Perrachon SA
3.50%, 4/21/2075(j)		500	631	4.50%, 3/7/2024	EUR	1,600	2,043
EUR Swap Annual 5YR + 3.25%				Cosan Ltd
Stoneway Capital Corp				5.95%, 9/20/2024(d)		$11,966	12,026
10.00%, 3/1/2027(d)		$4,375	4,661	ESAL GmbH
Vistra Energy Corp				6.25%, 2/5/2023(d)		3,675	3,500
7.38%, 11/1/2022		1,055	1,112	Grupo Bimbo SAB de CV
8.13%, 1/30/2026(d)		345	378	5.95%, 12/31/2049(d),(i),(j)		5,955	5,960
			$104,714	U.S. Treasury 5-Year Note + 3.28%
Electrical Components & Equipment - 0.03%				Iceland Bondco PLC
Belden Inc				4.63%, 3/15/2025	GBP	500	629
2.88%, 9/15/2025	EUR	2,600	3,073	Ingles Markets Inc
				5.75%, 6/15/2023		$1,645	1,641
Energy - Alternate Sources - 0.08%				JBS Investments GmbH
Rio Energy SA / UGEN SA / UENSA SA				7.25%, 4/3/2024(d)		3,000	2,958
6.88%, 2/1/2025(d)		$9,566	9,327	7.75%, 10/28/2020(d)		13,265	13,481
				JBS USA LUX SA / JBS USA Finance Inc
Engineering & Construction - 0.17%				7.25%, 6/1/2021(d)		1,660	1,672
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 3/30/2029(d)		4,055	4,364
Indo Energy Finance II BV
6.38%, 1/24/2023		2,822	2,775

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Food (continued)				Healthcare - Services (continued)
KeHE Distributors LLC / KeHE Finance				Eagle Holding Co II LLC
Corp				7.63%, PIK 8.38%, 5/15/2022(d),(k),(l)		$8,500	$8,606
7.63%, 8/15/2021(d)		$4,895	$4,822	Encompass Health Corp
MARB BondCo PLC				5.13%, 3/15/2023		229	232
6.88%, 1/19/2025(d)		8,690	8,169	5.75%, 11/1/2024		3,300	3,358
7.00%, 3/15/2024(d)		797	762	Envision Healthcare Corp
Marfrig Holdings Europe BV				6.25%, 12/1/2024(d)		4,700	4,888
8.00%, 6/8/2023(d)		4,771	4,825	HCA Inc
Minerva Luxembourg SA				4.50%, 2/15/2027		3,870	3,706
5.88%, 1/19/2028(d)		10,375	9,257	5.00%, 3/15/2024		725	733
5.88%, 1/19/2028		450	401	5.88%, 5/1/2023		8,825	9,200
6.50%, 9/20/2026(d)		8,195	7,744	5.88%, 2/15/2026		2,750	2,784
Pinnacle Foods Finance LLC / Pinnacle Foods				MPH Acquisition Holdings LLC
Finance Corp				7.13%, 6/1/2024(d)		3,185	3,249
5.88%, 1/15/2024		1,650	1,699	One Call Corp
Post Holdings Inc				7.50%, 7/1/2024(d)		33,182	32,684
5.00%, 8/15/2026(d)		6,400	6,000	10.00%, 10/1/2024 (d)		23,838	21,275
5.50%, 3/1/2025(d)		3,400	3,341	Polaris Intermediate Corp
5.63%, 1/15/2028(d)		800	764	8.50%, PIK 9.25%, 12/1/2022(d),(k),(l)		29,520	29,963
Premier Foods Finance PLC				RegionalCare Hospital Partners Holdings Inc
6.50%, 3/15/2021	GBP	900	1,251	8.25%, 5/1/2023(d)		25,145	26,395
Sigma Holdco BV				Surgery Center Holdings Inc
7.88%, 5/15/2026(d),(m)		$1,925	1,930	6.75%, 7/1/2025(d)		14,685	13,877
Tesco PLC				8.88%, 4/15/2021(d)		3,830	3,935
6.13%, 2/24/2022	GBP	3,900	6,148	Synlab Bondco PLC
US Foods Inc				6.25%, 7/1/2022	EUR	3,475	4,355
5.88%, 6/15/2024(d)		$2,060	2,096	Tenet Healthcare Corp
			$108,193	4.63%, 7/15/2024(d)		$4,865	4,696
Food Service - 0.02%				5.13%, 5/1/2025(d)		4,050	3,939
Aramark International Finance Sarl				6.75%, 6/15/2023		1,550	1,524
3.13%, 4/1/2025	EUR	1,800	2,228	8.13%, 4/1/2022		1,320	1,375
				Unilabs Subholding AB
Forest Products & Paper - 0.06%				5.75%, 5/15/2025	EUR	1,200	1,435
Smurfit Kappa Acquisitions ULC				WellCare Health Plans Inc
2.75%, 2/1/2025		2,000	2,534	5.25%, 4/1/2025		$3,590	3,608
3.25%, 6/1/2021		1,000	1,293				$194,280
WEPA Hygieneprodukte GmbH				Holding Companies - Diversified - 0.23%
3.75%, 5/15/2024		3,300	3,921	HRG Group Inc
			$7,748	7.75%, 1/15/2022		11,909	12,266
Gas - 0.08%				ProGroup AG
KazTransGas JSC				3.00%, 3/31/2026(d)	EUR	700	841
4.38%, 9/26/2027(d)		$6,651	6,325	5.13%, 5/1/2022		2,400	2,973
NGL Energy Partners LP / NGL Energy				Trident Merger Sub Inc
Finance Corp				6.63%, 11/1/2025(d)		$11,720	11,486
7.50%, 11/1/2023		3,550	3,541				$27,566
			$9,866	Home Builders - 0.08%
Hand & Machine Tools - 0.15%				Century Communities Inc
Apex Tool Group LLC / BC Mountain				5.88%, 7/15/2025		4,180	3,976
Finance Inc				Lennar Corp
9.00%, 2/15/2023(d)		18,690	18,223	4.50%, 4/30/2024		1,790	1,745
Stanley Black & Decker Inc				Taylor Morrison Communities Inc / Taylor
5.75%, 12/15/2053 (j)		450	457	Morrison Holdings II Inc
3 Month LIBOR + 4.30%				5.63%, 3/1/2024(d)		1,755	1,755
			$18,680	Williams Scotsman International Inc
Healthcare - Products - 0.33%				7.88%, 12/15/2022(d)		1,785	1,857
Avantor Inc							$9,333
4.75%, 10/1/2024	EUR	2,000	2,413	Insurance - 1.92%
9.00%, 10/1/2025(d)		$28,990	29,352	Acrisure LLC / Acrisure Finance Inc
DJO Finance LLC / DJO Finance Corp				7.00%, 11/15/2025(d)		12,500	11,815
8.13%, 6/15/2021(d)		1,870	1,872	AG Insurance SA
Kinetic Concepts Inc / KCI USA Inc				6.75%, 3/29/2049(i),(j)		3,000	3,065
7.88%, 2/15/2021(d)		1,085	1,125	USSW6 Index Spread + 5.43%
Universal Hospital Services Inc				AIG Life Holdings Inc
7.63%, 8/15/2020		5,275	5,315	8.50%, 7/1/2030		5,400	6,858
			$40,077	Alliant Holdings Intermediate LLC / Alliant
Healthcare - Services - 1.60%				Holdings Co-Issuer
Centene Corp				8.25%, 8/1/2023(d)		44,277	45,910
5.63%, 2/15/2021		900	924	Allstate Corp/The
6.13%, 2/15/2024		1,880	1,969	5.75%, 8/15/2053(j)		100	103
DaVita Inc				3 Month LIBOR + 2.94%
5.13%, 7/15/2024		5,750	5,570

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Insurance (continued)				Iron & Steel (continued)
American International Group Inc				GTL Trade Finance Inc
8.18%, 5/15/2068(j)		$1,500	$1,965	7.25%, 4/16/2044(d)		$5,875	$6,367
3 Month LIBOR + 4.20%				Material Sciences Corp
AssuredPartners Inc				14.00%, 6/22/2022 (c),(e),(f)		21,735	21,735
7.00%, 8/15/2025(d)		39,623	39,128	Metinvest BV
Catlin Insurance Co Ltd				7.75%, 4/23/2023(d)		15,435	15,006
5.33%, 7/29/2049(d),(i)		8,670	8,616	Samarco Mineracao SA
3 Month LIBOR + 5.95%				0.00%, 11/1/2022(a),(d)		2,600	1,892
Fidelity & Guaranty Life Holdings Inc				0.00%, 10/24/2023(a),(d)		1,800	1,310
5.50%, 5/1/2025(d)		6,425	6,391	Specialty Steel
Great-West Life & Annuity Insurance Capital				11.62%, 11/15/2022 (e),(f)		41,564	41,564
LP				thyssenkrupp AG
6.63%, 11/15/2034 (d)		2,400	2,866	1.38%, 3/3/2022	EUR	2,900	3,545
Hartford Financial Services Group Inc/The				Vale Overseas Ltd
3.96%, 2/12/2067(d)		3,000	2,892	6.88%, 11/10/2039		$6,420	7,460
3 Month LIBOR + 2.13%							$136,076
HUB International Ltd				Leisure Products & Services - 0.05%
7.00%, 5/1/2026(d)		27,445	27,479	Constellation Merger Sub Inc
7.88%, 10/1/2021(d)		6,519	6,794	8.50%, 9/15/2025(d)		2,410	2,350
Legal & General Group PLC				Silversea Cruise Finance Ltd
5.25%, 3/21/2047(j)		3,000	2,969	7.25%, 2/1/2025(d)		2,980	3,152
USSW5 Index Spread + 3.69%							$5,502
Liberty Mutual Group Inc				Lodging - 0.20%
7.80%, 3/7/2087(d)		9,861	11,932	Boyd Gaming Corp
Liberty Mutual Insurance Co				6.88%, 5/15/2023		950	997
7.70%, 10/15/2097 (d)		946	1,297	Jack Ohio Finance LLC / Jack Ohio Finance 1
Lincoln National Corp				Corp
4.40%, 4/20/2067		5,584	5,319	6.75%, 11/15/2021(d)		2,980	3,077
3 Month LIBOR + 2.04%				10.25%, 11/15/2022 (d)		11,380	12,461
MetLife Inc				Station Casinos LLC
9.25%, 4/8/2068(d)		11,000	14,960	5.00%, 10/1/2025(d)		5,175	4,955
10.75%, 8/1/2069		900	1,381	Wynn Las Vegas LLC / Wynn Las Vegas
Provident Financing Trust I				Capital Corp
7.41%, 3/15/2038		3,000	3,390	5.25%, 5/15/2027(d)		2,560	2,478
Prudential Financial Inc							$23,968
5.88%, 9/15/2042(j)		1,000	1,064
				Machinery - Construction & Mining - 0.03%
3 Month LIBOR + 4.18%				BlueLine Rental Finance Corp / BlueLine
USIS Merger Sub Inc				Rental LLC
6.88%, 5/1/2025(d)		11,275	11,275	9.25%, 3/15/2024(d)		3,030	3,222
Voya Financial Inc
5.65%, 5/15/2053		13,220	13,471	Machinery - Diversified - 0.42%
3 Month LIBOR + 7.16%				Apergy Corp
XLIT Ltd				6.38%, 5/1/2026(d),(m)		245	249
4.81%, 12/31/2049 (i)		3,230	3,226
3 Month LIBOR + 4.92%				Cloud Crane LLC
				10.13%, 8/1/2024(d)		3,860	4,198
			$234,166	JPW Industries Holding Corp
Internet - 0.10%				9.00%, 10/1/2024(d)		17,080	17,977
Netflix Inc				Platin 1426 GmbH
3.63%, 5/15/2027	EUR	2,100	2,520	5.38%, 6/15/2023	EUR	950	1,137
4.38%, 11/15/2026		$1,885	1,762	Titan Acquisition Ltd / Titan Co-Borrower
5.50%, 2/15/2022		1,610	1,670	LLC
Zayo Group LLC / Zayo Capital Inc				7.75%, 4/15/2026(d)		$15,320	15,262
6.00%, 4/1/2023		4,800	4,944	Xerium Technologies Inc
6.38%, 5/15/2025		1,255	1,299	9.50%, 8/15/2021		11,290	11,770
			$12,195				$50,593
Iron & Steel - 1.12%				Media - 1.38%
AK Steel Corp				Altice Financing SA
6.38%, 10/15/2025		1,170	1,096	6.63%, 2/15/2023(d)		4,590	4,590
7.00%, 3/15/2027		500	485	Altice Finco SA
7.50%, 7/15/2023		845	887	4.75%, 1/15/2028	EUR	1,700	1,817
ArcelorMittal				Altice France SA/France
0.95%, 1/17/2023	EUR	1,000	1,192	5.63%, 5/15/2024		3,500	4,365
3.00%, 4/9/2021		1,900	2,460	6.00%, 5/15/2022(d)		$2,855	2,814
7.25%, 10/15/2039		$4,305	5,101	7.38%, 5/1/2026(d)		4,450	4,311
Big River Steel LLC / BRS Finance Corp				Altice Luxembourg SA
7.25%, 9/1/2025(d)		9,340	9,737	6.25%, 2/15/2025	EUR	1,700	1,985
Cleveland-Cliffs Inc				7.63%, 2/15/2025(d)		$6,175	5,565
4.88%, 1/15/2024(d)		925	902	7.75%, 5/15/2022(d)		2,550	2,435
CSN Resources SA				Altice US Finance I Corp
6.50%, 7/21/2020(d)		3,835	3,730	5.50%, 5/15/2026(d)		2,140	2,092
6.50%, 7/21/2020		11,935	11,607	AMC Networks Inc
				4.75%, 8/1/2025		2,745	2,608

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Media (continued)				Mining (continued)
AMC Networks Inc (continued)				First Quantum Minerals Ltd
5.00%, 4/1/2024		$7,665	$7,492	6.88%, 3/1/2026(d)		$4,250	$4,037
CCO Holdings LLC / CCO Holdings Capital				7.25%, 5/15/2022(d)		646	650
Corp				7.50%, 4/1/2025(d)		9,695	9,586
5.13%, 5/1/2023(d)		6,450	6,480	FMG Resources August 2006 Pty Ltd
5.13%, 5/1/2027(d)		5,065	4,746	5.13%, 3/15/2023(d)		1,470	1,463
5.50%, 5/1/2026(d)		3,680	3,583	Freeport-McMoRan Inc
CSC Holdings LLC				6.88%, 2/15/2023		2,060	2,209
5.25%, 6/1/2024		5,995	5,616	IAMGOLD Corp
5.38%, 2/1/2028(d)		1,500	1,403	7.00%, 4/15/2025(d)		1,982	2,022
DISH DBS Corp				Joseph T Ryerson & Son Inc
5.88%, 11/15/2024		4,105	3,494	11.00%, 5/15/2022 (d)		4,960	5,493
7.75%, 7/1/2026		4,700	4,274	Northwest Acquisitions ULC / Dominion
Meredith Corp				Finco Inc
6.88%, 2/1/2026(d)		4,645	4,697	7.13%, 11/1/2022(d)		10,440	10,631
Midcontinent Communications / Midcontinent				Nyrstar Netherlands Holdings BV
Finance Corp				6.88%, 3/15/2024	EUR	1,000	1,239
6.88%, 8/15/2023(d)		1,700	1,785	Polyus Finance PLC
Radiate Holdco LLC / Radiate Finance Inc				4.70%, 1/29/2024		$3,500	3,200
6.63%, 2/15/2025(d)		1,090	1,011	Real Alloy Holding Inc
6.88%, 2/15/2023(d)		675	653	0.00%, 1/15/2019(a),(d),(e),(f)		9,569	—
Sirius XM Radio Inc				10.00%, 5/16/2018 (c),(e),(f)		12,291	12,710
4.63%, 5/15/2023(d)		1,875	1,852	Taseko Mines Ltd
6.00%, 7/15/2024(d)		4,050	4,162	8.75%, 6/15/2022(d)		2,150	2,225
SportsNet New York				Teck Resources Ltd
10.25%, 1/15/2025 (c),(e),(f)		20,090	20,090	6.25%, 7/15/2041		3,970	4,208
Telenet Finance VI Luxembourg SCA				Vale Canada Ltd
4.88%, 7/15/2027	EUR	1,800	2,354	7.20%, 9/15/2032		2,575	2,910
Unitymedia GmbH				Vedanta Resources PLC
6.13%, 1/15/2025(d)		$3,025	3,176	6.13%, 8/9/2024(d)		10,150	9,765
Unitymedia Hessen GmbH & Co KG /				6.38%, 7/30/2022(d)		2,541	2,557
Unitymedia NRW GmbH				7.13%, 5/31/2023(d)		99	101
6.25%, 1/15/2029	EUR	3,900	5,346				$91,820
UPC Holding BV				Miscellaneous Manufacturers - 0.05%
3.88%, 6/15/2029		2,500	2,867	Bombardier Inc
5.50%, 1/15/2028(d)		$7,225	6,683	7.50%, 12/1/2024(d)		1,095	1,152
Urban One Inc				7.50%, 3/15/2025(d)		3,625	3,770
9.25%, 2/15/2020(d)		10,200	9,690	Colfax Corp
Virgin Media Finance PLC				3.25%, 5/15/2025	EUR	800	975
6.00%, 10/15/2024 (d)		4,375	4,288				$5,897
6.38%, 10/15/2024	GBP	800	1,155	Mortgage Backed Securities – 1.00%
7.00%, 4/15/2023		1,100	1,567	Fannie Mae Connecticut Avenue Securities
Virgin Media Secured Finance PLC				3.35%, 1/25/2029		$2,859	2,881
5.00%, 4/15/2027		1,800	2,453	1 Month LIBOR + 1.45%
Vrio Finco 1 LLC / Vrio Finco 2 Inc				4.15%, 7/25/2030		5,000	5,117
6.25%, 4/4/2023(d)		$3,692	3,720	1 Month LIBOR + 2.25%
6.88%, 4/4/2028(d)		3,900	3,885	Fannie Mae REMICS
Ziggo Bond Co BV				4.15%, 7/25/2042(n)		20,315	3,504
7.13%, 5/15/2024	EUR	1,675	2,185	(1.00) x 1 Month LIBOR + 6.05%
Ziggo Bond Finance BV				4.15%, 3/25/2047(n)		7,283	1,329
4.63%, 1/15/2025		3,000	3,669	(1.00) x 1 Month LIBOR + 6.05%
5.88%, 1/15/2025(d)		$2,180	2,060	4.18%, 3/25/2047(n),(o)		20,610	4,492
6.00%, 1/15/2027(d)		2,555	2,389	(1.00) x 1 Month LIBOR + 6.08%
Ziggo Secured Finance BV				4.25%, 7/25/2047(n)		18,775	3,721
5.50%, 1/15/2027(d)		7,165	6,753	(1.00) x 1 Month LIBOR + 6.15%
			$168,160	4.50%, 2/25/2043(n)		2,403	504
Metal Fabrication & Hardware - 0.25%				Freddie Mac Structured Agency Credit Risk
Optimas OE Solutions Holding LLC / Optimas				Debt Notes
OE Solutions Inc				4.55%, 3/25/2028		1,976	2,014
8.63%, 6/1/2021(d)		29,884	30,781	1 Month LIBOR + 2.65%
				4.75%, 4/25/2028		3,523	3,655
Mining - 0.75%				1 Month LIBOR + 2.85%
Aleris International Inc				Ginnie Mae
7.88%, 11/1/2020		4,762	4,691	3.17%, 9/16/2043(n)		27,381	2,429
9.50%, 4/1/2021(d)		1,000	1,042	(1.00) x 1 Month LIBOR + 5.05%
Century Aluminum Co				3.50%, 6/20/2041(n)		22,128	3,263
7.50%, 6/1/2021(d)		8,102	8,234	3.50%, 5/20/2046(n)		9,634	1,683
Constellium NV				3.70%, 4/20/2045(n)		18,474	2,393
5.88%, 2/15/2026(d)		2,890	2,847	(1.00) x 1 Month LIBOR + 5.60%
				4.00%, 7/16/2044(n)		20,453	3,681
				4.00%, 3/20/2045(n)		8,513	1,496
				4.00%, 4/20/2045(n)		14,592	3,101

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae (continued)			Callon Petroleum Co
4.12%, 12/20/2040 (n)	$3,270	$510	6.13%, 10/1/2024	$1,876	$1,914
(1.00) x 1 Month LIBOR + 6.02%			Carrizo Oil & Gas Inc
4.20%, 7/16/2042(n)	18,432	3,266	8.25%, 7/15/2025	1,265	1,357
(1.00) x 1 Month LIBOR + 6.10%			Chesapeake Energy Corp
4.20%, 7/20/2042(n)	13,360	2,184	8.00%, 1/15/2025(d)	2,120	2,055
(1.00) x 1 Month LIBOR + 6.10%			Continental Resources Inc/OK
4.20%, 6/20/2046(n)	24,538	4,265	4.50%, 4/15/2023	550	557
(1.00) x 1 Month LIBOR + 6.10%			Cosan Luxembourg SA
4.20%, 6/20/2046(n)	14,313	2,570	7.00%, 1/20/2027(d)	5,536	5,808
(1.00) x 1 Month LIBOR + 6.10%			CrownRock LP / CrownRock Finance Inc
4.20%, 9/20/2046(n)	18,153	3,632	5.63%, 10/15/2025(d)	2,505	2,473
(1.00) x 1 Month LIBOR + 6.10%			Energy Ventures Gom LLC / EnVen Finance
4.20%, 11/20/2046 (n)	17,962	3,374	Corp
(1.00) x 1 Month LIBOR + 6.10%			11.00%, 2/15/2023 (d)	9,640	9,809
4.20%, 1/20/2047(n)	16,806	2,888	EP Energy LLC / Everest Acquisition Finance
(1.00) x 1 Month LIBOR + 6.10%			Inc
4.25%, 8/20/2044(n)	16,414	2,972	8.00%, 11/29/2024(d)	1,185	1,227
(1.00) x 1 Month LIBOR + 6.15%			9.38%, 5/1/2024(d)	955	731
4.25%, 4/20/2047(n)	14,104	2,798	EP PetroEcuador via Noble Sovereign
(1.00) x 1 Month LIBOR + 6.15%			Funding I Ltd
4.30%, 9/20/2041(n)	6,481	865	7.92%, 9/24/2019	4,403	4,402
(1.00) x 1 Month LIBOR + 6.20%			3 Month LIBOR + 5.63%
4.30%, 8/20/2042(n)	16,298	2,432	Extraction Oil & Gas Inc
(1.00) x 1 Month LIBOR + 6.20%			5.63%, 2/1/2026(d)	5,725	5,569
4.30%, 11/20/2045 (n)	13,639	2,215	7.38%, 5/15/2024(d)	3,095	3,235
(1.00) x 1 Month LIBOR + 6.20%			Gazprom OAO Via Gaz Capital SA
4.30%, 7/20/2047(n)	19,003	3,632	4.95%, 3/23/2027	6,245	6,151
(1.00) x 1 Month LIBOR + 6.20%			Geopark Ltd
4.30%, 8/20/2047(n)	15,072	2,954	6.50%, 9/21/2024(d)	12,168	12,107
(1.00) x 1 Month LIBOR + 6.20%			Gran Tierra Energy International Holdings
4.30%, 8/20/2047(n)	3,622	727	Ltd
(1.00) x 1 Month LIBOR + 6.20%			6.25%, 2/15/2025(d)	3,320	3,162
4.30%, 8/20/2047(n)	14,706	3,104	Gulfport Energy Corp
(1.00) x 1 Month LIBOR + 6.20%			6.00%, 10/15/2024	4,566	4,338
4.30%, 8/20/2047(n)	19,457	3,887	6.38%, 5/15/2025	1,250	1,200
(1.00) x 1 Month LIBOR + 6.20%			Hess Infrastructure Partners LP / Hess
4.30%, 9/20/2047(n)	9,690	1,760	Infrastructure Partners Finance Corp
(1.00) x 1 Month LIBOR + 6.20%			5.63%, 2/15/2026(d)	6,135	6,196
4.30%, 11/20/2047 (n)	6,869	1,311	Jagged Peak Energy LLC
(1.00) x 1 Month LIBOR + 6.20%			5.88%, 5/1/2026(d),(m)	570	572
4.35%, 6/20/2044(n)	19,970	2,602	Jonah Energy LLC / Jonah Energy Finance
(1.00) x 1 Month LIBOR + 6.25%			Corp
4.35%, 8/16/2045(n)	5,904	1,022	7.25%, 10/15/2025(d)	2,275	1,820
(1.00) x 1 Month LIBOR + 6.25%			KazMunayGas National Co JSC
4.35%, 10/20/2045 (n)	16,556	2,774	5.38%, 4/24/2030(d)	3,650	3,649
(1.00) x 1 Month LIBOR + 6.25%			6.38%, 4/9/2021	2,015	2,156
4.35%, 11/20/2045 (n)	10,078	1,492	6.38%, 4/9/2021(d)	10,165	10,879
(1.00) x 1 Month LIBOR + 6.25%			6.38%, 10/24/2048(d)	10,350	10,570
4.35%, 10/20/2047 (n)	5,895	1,184	MEG Energy Corp
(1.00) x 1 Month LIBOR + 6.25%			6.38%, 1/30/2023(d)	5,900	5,325
4.40%, 5/20/2045(n)	14,395	2,347	6.50%, 1/15/2025(d)	2,525	2,526
(1.00) x 1 Month LIBOR + 6.30%			7.00%, 3/31/2024(d)	26,797	24,050
4.50%, 4/20/2045(n)	9,434	1,854	Nostrum Oil & Gas Finance BV
4.50%, 4/20/2045(n)	13,351	2,802	7.00%, 2/16/2025(d)	4,421	4,249
4.75%, 2/20/2042(n)	9,783	1,903	Oasis Petroleum Inc
(1.00) x 1 Month LIBOR + 6.65%			6.25%, 5/1/2026(d),(f),(m)	670	670
4.80%, 5/16/2041(n)	14,352	2,160	6.88%, 1/15/2023	2,430	2,494
(1.00) x 1 Month LIBOR + 6.70%			Odebrecht Drilling Norbe VIII/IX Ltd
4.85%, 11/20/2045 (n)	12,365	2,285	6.35%, 12/1/2021	3,725	3,632
(1.00) x 1 Month LIBOR + 6.75%			Odebrecht Offshore Drilling Finance Ltd
4.85%, 12/20/2045 (n)	16,118	2,718	6.72%, 12/1/2022	2,993	2,864
(1.00) x 1 Month LIBOR + 6.75%			PDC Energy Inc
5.01%, 4/20/2041(n)	1,836	350	5.75%, 5/15/2026(d)	825	831
(1.10) x 1 Month LIBOR + 7.10%			6.13%, 9/15/2024	743	762
		$122,102	Pertamina Persero PT
Oil & Gas - 3.66%			6.00%, 5/3/2042(d)	4,845	5,059
Ascent Resources Utica Holdings LLC / ARU			Petroamazonas EP
Finance Corp			4.63%, 2/16/2020(d)	13,176	12,551
10.00%, 4/1/2022(d)	3,005	3,230	4.63%, 11/6/2020(d)	16,851	15,671
			Petrobras Global Finance BV
			5.30%, 1/27/2025(d)	6,550	6,442
			5.75%, 2/1/2029	1,200	1,139

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Oil & Gas (continued)					Oil & Gas Services (continued)
Petrobras Global Finance BV	(continued)				KCA Deutag UK Finance PLC
6.00%, 1/27/2028(d)			$7,910	$7,711	9.63%, 4/1/2023(d)		$3,820	$3,935
6.88%, 1/20/2040			7,508	7,217	USA Compression Partners LP / USA
7.25%, 3/17/2044			3,197	3,174	Compression Finance Corp
7.38%, 1/17/2027			17,980	19,283	6.88%, 4/1/2026(d)		1,180	1,203
Petroleos de Venezuela SA					Weatherford International Ltd
0.00%, 10/27/2020 (a)			5,385	4,663	9.88%, 2/15/2024		1,630	1,569
0.00%, 11/17/2021 (a)			12,250	3,675				$9,067
0.00%, 5/16/2024(a)			51,030	12,885	Other Asset Backed Securities - 0.05%
0.00%, 11/15/2026 (a)			10,609	2,662	Dell Equipment Finance Trust 2017-2
0.00%, 11/15/2026 (a)			10,140	2,544	2.20%, 2/24/2020(d)		6,000	6,003
0.00%, 5/17/2035(a)			13,256	3,744	1 Month LIBOR + 0.30%
0.00%, 4/12/2037(a)			9,785	2,593
Petroleos Mexicanos					Packaging & Containers - 0.53%
4.25%, 1/15/2025			2,719	2,569	ARD Securities Finance SARL
5.35%, 2/12/2028(d)			13,305	12,658	8.75%, PIK 8.75%, 1/31/2023(d),(k),(l)		365	384
5.50%, 1/21/2021			10,573	10,911	Ardagh Packaging Finance PLC / Ardagh
5.63%, 1/23/2046			5,635	4,760	Holdings USA Inc
6.35%, 2/12/2048(d)			10,075	9,239	4.75%, 7/15/2027	GBP	800	1,075
6.38%, 1/23/2045			1,547	1,433	6.00%, 2/15/2025(d)		$3,465	3,504
6.50%, 3/13/2027			11,932	12,357	6.75%, 5/15/2024	EUR	4,000	5,264
6.75%, 9/21/2047			8,321	8,033	Ball Corp
7.19%, 9/12/2024		MXN	420,000	20,209	4.38%, 12/15/2023		2,600	3,551
7.47%, 11/12/2026			300,000	14,166	BWAY Holding Co
9.50%, 9/15/2027			$1,204	1,561	7.25%, 4/15/2025(d)		$2,145	2,202
Repsol International Finance BV					Coveris Holdings SA
3.88%, 12/31/2049 (i),(j)		EUR	1,000	1,294	7.88%, 11/1/2019(d)		1,565	1,597
EUR Swap Annual 6YR + 3.56%					Crown Americas LLC / Crown Americas
4.50%, 3/25/2075(j)			1,250	1,657	Capital Corp VI
EUR Swap Annual 10YR + 4.20%					4.75%, 2/1/2026(d)		825	796
Resolute Energy Corp					Crown Cork & Seal Co Inc
8.50%, 5/1/2020			$4,150	4,150	7.38%, 12/15/2026		4,345	4,834
Sanchez Energy Corp					Crown European Holdings SA
7.25%, 2/15/2023(d)			500	505	3.38%, 5/15/2025	EUR	2,400	2,994
SandRidge Energy Inc					Flex Acquisition Co Inc
0.00%, 3/15/2021(a),(e),(f)			3,450	—	6.88%, 1/15/2025(d)		$2,700	2,713
SEPLAT Petroleum Development Co Plc					OI European Group BV
9.25%, 4/1/2023(d)			5,705	5,777	3.13%, 11/15/2024	EUR	1,000	1,235
Seven Generations Energy Ltd					4.88%, 3/31/2021		900	1,203
5.38%, 9/30/2025(d)			1,365	1,328	Reynolds Group Issuer Inc / Reynolds Group
Southwestern Energy Co					Issuer LLC / Reynolds Group Issuer
7.75%, 10/1/2027			880	909	(Luxembourg) S.A.
SRC Energy Inc					5.13%, 7/15/2023(d)		$4,490	4,518
6.25%, 12/1/2025(d)			2,975	3,005	SIG Combibloc Holdings SCA
Sunoco LP / Sunoco Finance Corp					7.75%, 2/15/2023	EUR	4,000	5,024
4.88%, 1/15/2023(d)			4,020	3,957	Silgan Holdings Inc
5.50%, 2/15/2026(d)			2,645	2,552	3.25%, 3/15/2025		3,000	3,699
Tecpetrol SA					Verallia Packaging SASU
4.88%, 12/12/2022 (d)			7,130	6,898	5.13%, 8/1/2022		3,400	4,242
Tullow Oil PLC					W/S Packaging Holdings Inc
6.25%, 4/15/2022(d)			2,977	3,022	9.00%, 4/15/2023(d)		$14,920	15,256
7.00%, 3/1/2025(d)			10,260	10,401				$64,091
Ultra Resources Inc					Pharmaceuticals - 0.28%
6.88%, 4/15/2022(d)			6,755	4,965	Catalent Pharma Solutions Inc
Unit Corp					4.75%, 12/15/2024	EUR	1,500	1,901
6.63%, 5/15/2021			2,425	2,425	Grifols SA
Whiting Petroleum Corp					3.20%, 5/1/2025		2,900	3,528
5.75%, 3/15/2021			2,385	2,442	Nidda BondCo GmbH
WildHorse Resource Development Corp					5.00%, 9/30/2025		1,300	1,534
6.88%, 2/1/2025			2,450	2,487	Nidda Healthcare Holding GmbH
6.88%, 2/1/2025(d)			1,975	2,005	3.50%, 9/30/2024		1,400	1,666
WPX Energy Inc					NVA Holdings Inc/United States
5.25%, 9/15/2024			1,375	1,385	6.88%, 4/1/2026(d)		$15,620	15,737
YPF SA					Valeant Pharmaceuticals International
7.00%, 12/15/2047 (d)			9,765	8,707	6.75%, 8/15/2021(d)		3,460	3,482
8.75%, 4/4/2024(d)			12,372	13,631	7.25%, 7/15/2022(d)		730	736
				$444,981	Valeant Pharmaceuticals International Inc
Oil & Gas Services - 0.07%					4.50%, 5/15/2023	EUR	3,400	3,730
Archrock Partners LP / Archrock Partners					5.50%, 11/1/2025(d)		$670	667
Finance Corp					5.63%, 12/1/2021(d)		1,135	1,098
6.00%, 10/1/2022			2,360	2,360				$34,079

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Pipelines - 0.17%				Retail (continued)
Holly Energy Partners LP / Holly Energy				1011778 BC ULC / New Red Finance
Finance Corp				Inc (continued)
6.00%, 8/1/2024(d)		$1,750	$1,755	5.00%, 10/15/2025(d)		$2,675	$2,574
NuStar Logistics LP				Carrols Restaurant Group Inc
5.63%, 4/28/2027		2,627	2,488	8.00%, 5/1/2022		2,400	2,493
Peru LNG Srl				Golden Nugget Inc
5.38%, 3/22/2030(d)		3,400	3,379	6.75%, 10/15/2024(d)		2,965	3,009
Southern Gas Corridor CJSC				IRB Holding Corp
6.88%, 3/24/2026(d)		7,815	8,538	6.75%, 2/15/2026(d)		1,230	1,187
Summit Midstream Holdings LLC / Summit				JC Penney Corp Inc
Midstream Finance Corp				8.63%, 3/15/2025(d)		205	191
5.75%, 4/15/2025		2,320	2,213	L Brands Inc
Targa Resources Partners LP / Targa				6.75%, 7/1/2036		1,805	1,692
Resources Partners Finance Corp				PetSmart Inc
5.88%, 4/15/2026(d)		946	939	5.88%, 6/1/2025(d)		1,485	1,066
Transcanada Trust				Reliance Intermediate Holdings LP
5.87%, 8/15/2076(j)		1,900	1,957	6.50%, 4/1/2023(d)		2,375	2,464
3 Month LIBOR + 4.64%							$15,675
			$21,269	Software - 0.55%
Private Equity - 0.04%				Ascend Learning LLC
Icahn Enterprises LP / Icahn Enterprises				6.88%, 8/1/2025(d)		3,600	3,663
Finance Corp				Change Healthcare Holdings LLC / Change
5.88%, 2/1/2022		4,560	4,611	Healthcare Finance Inc
				5.75%, 3/1/2025(d)		3,495	3,416
Real Estate - 0.01%				Epicor Software Corp
Crescent Communities LLC/Crescent				10.56%, 6/30/2023 (d)		2,830	2,874
Ventures Inc				3 Month LIBOR + 8.25%
8.88%, 10/15/2021 (d)		1,052	1,105	First Data Corp
				5.00%, 1/15/2024(d)		3,015	3,038
Regional Authority - 0.31%				5.38%, 8/15/2023(d)		2,485	2,534
Brazil Loan Trust 1				Genesys Telecommunications Laboratories
5.48%, 7/24/2023(d)		2,878	2,962	Inc/Greeneden Lux 3 Sarl
Brazil Minas SPE via State of Minas Gerais				10.00%, 11/30/2024 (d)		12,250	13,536
5.33%, 2/15/2028		13,029	12,964	Infor US Inc
Provincia de Buenos Aires/Argentina				6.50%, 5/15/2022		14,658	14,878
6.50%, 2/15/2023(d)		10,485	10,616	Informatica LLC
7.88%, 6/15/2027(d)		4,090	4,151	7.13%, 7/15/2023(d)		2,992	2,992
26.63%, 4/12/2025 (d)	ARS	89,000	4,316	IQVIA Inc
Argentina Deposit Rates Badlar + 3.75%				3.25%, 3/15/2025	EUR	3,000	3,677
Provincia del Chaco Argentina				5.00%, 10/15/2026(d)		$1,500	1,479
9.38%, 8/18/2024		$3,321	3,275	j2 Cloud Services LLC / j2 Global Co-Obligor
			$38,284	Inc
REITs - 0.62%				6.00%, 7/15/2025(d)		525	542
Equinix Inc				PTC Inc
2.88%, 10/1/2025	EUR	2,400	2,814	6.00%, 5/15/2024		500	524
2.88%, 2/1/2026		800	931	Sophia LP / Sophia Finance Inc
5.38%, 4/1/2023		$2,500	2,569	9.00%, 9/30/2023(d)		12,875	13,551
5.88%, 1/15/2026		2,640	2,732				$66,704
ESH Hospitality Inc				Sovereign - 15.70%
5.25%, 5/1/2025(d)		2,150	2,102	1MDB Global Investments Ltd
GEO Group Inc/The				4.40%, 3/9/2023		40,300	37,713
5.88%, 10/15/2024		3,200	3,184	Angolan Government International Bond
Iron Mountain Inc				9.50%, 11/12/2025(d)		2,500	2,807
5.25%, 3/15/2028(d)		2,165	2,038	Argentine Republic Government International
iStar Inc				Bond
6.50%, 7/1/2021		885	900	0.00%, 12/15/2035(a),(k)		28,065	2,414
MPT Operating Partnership LP / MPT Finance				2.26%, 12/31/2038(k)	EUR	49,531	40,984
Corp				2.50%, 12/31/2038(k)		$15,615	10,189
5.50%, 5/1/2024		200	203	5.88%, 1/11/2028		12,105	11,088
6.38%, 3/1/2024		700	732	6.88%, 1/11/2048		25,447	22,610
QCP SNF West/Central/East/AL REIT LLC				7.50%, 4/22/2026		1,096	1,149
8.13%, 11/1/2023(d)		22,555	24,571	7.82%, 12/31/2033	EUR	1,767	2,350
Uniti Group LP / Uniti Fiber Holdings Inc /				7.82%, 12/31/2033		36,550	48,339
CSL Capital LLC				Bahrain Government International Bond
7.13%, 12/15/2024 (d)		17,480	16,071	5.88%, 1/26/2021(d)		$8,835	8,876
Uniti Group LP / Uniti Group Finance Inc /				Bonos de la Nacion Argentina con Ajuste por
CSL Capital LLC				CER
8.25%, 10/15/2023		17,040	16,316	3.75%, 2/8/2019	ARS	116,181	5,904
			$75,163	4.00%, 3/6/2020		63,465	3,197
Retail - 0.13%				Bonos de la Tesoreria de la Republica en
1011778 BC ULC / New Red Finance Inc				pesos
4.25%, 5/15/2024(d)		1,050	999	4.50%, 3/1/2021	CLP	6,325,000	10,585

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Sovereign (continued)				Sovereign (continued)
Bonos de la Tesoreria de la Republica en				Ghana Government International
pesos (continued)				Bond (continued)
4.50%, 3/1/2026	CLP	6,920,000	$11,357	10.75%, 10/14/2030		$14,060	$18,175
6.00%, 1/1/2022		3,610,000	6,347	10.75%, 10/14/2030 (d)		284	367
Brazil Letras do Tesouro Nacional				Hungary Government Bond
0.00%, 7/1/2020(a)	BRL	62,779	15,338	1.75%, 10/26/2022	HUF	3,513,320	13,784
Brazil Notas do Tesouro Nacional Serie F				Indonesia Government International Bond
10.00%, 1/1/2025		33,706	9,898	3.38%, 4/15/2023(d)		$10,145	9,854
10.00%, 1/1/2027		137,413	39,995	4.35%, 1/8/2027(d)		4,600	4,607
10.00%, 1/1/2021		49,832	14,912	5.25%, 1/17/2042(d)		5,220	5,390
10.00%, 1/1/2023		50,150	14,880	5.25%, 1/8/2047(d)		9,210	9,511
Brazilian Government International Bond				Indonesia Treasury Bond
4.63%, 1/13/2028		$2,036	1,961	7.00%, 5/15/2027	IDR 200,000,000		14,483
6.00%, 4/7/2026		4,441	4,803	7.50%, 8/15/2032	271,100,000		19,847
Colombian TES				8.25%, 5/15/2036	270,080,000		20,801
6.25%, 11/26/2025	COP 24,942,900		8,904	8.38%, 9/15/2026		32,840,000	2,553
7.00%, 5/4/2022		35,564,600	13,356	8.75%, 5/15/2031	117,985,000		9,519
7.50%, 8/26/2026	158,080,800		60,738	Iraq International Bond
Costa Rica Government International Bond				5.80%, 1/15/2028		$63,729	60,110
4.38%, 4/30/2025(d)		$2,615	2,417	6.75%, 3/9/2023(d)		2,519	2,517
5.63%, 4/30/2043(d)		652	562	Ivory Coast Government International Bond
7.16%, 3/12/2045		6,355	6,435	5.13%, 6/15/2025(d)	EUR	729	930
7.16%, 3/12/2045(d)		6,100	6,177	5.25%, 3/22/2030(d)		4,183	5,116
Croatia Government International Bond				5.38%, 7/23/2024		$1,248	1,221
6.00%, 1/26/2024(d)		6,675	7,274	5.75%, 12/31/2032(d),(k)		10,126	9,686
Dominican Republic International Bond				6.13%, 6/15/2033		7,600	7,183
5.50%, 1/27/2025		6,330	6,352	6.13%, 6/15/2033(d)		22,657	21,413
5.88%, 4/18/2024(d)		2,491	2,572	6.38%, 3/3/2028		750	755
5.95%, 1/25/2027		1,632	1,669	Jordan Government International Bond
6.50%, 2/15/2048(d)		5,275	5,241	7.38%, 10/10/2047(d)		7,699	7,497
8.63%, 4/20/2027		763	890	KazAgro National Management Holding JSC
Ecuador Government International Bond				4.63%, 5/24/2023(d)		11,835	11,569
7.88%, 1/23/2028(d)		17,682	15,648	Kenya Government International Bond
7.88%, 1/23/2028		1,429	1,265	5.88%, 6/24/2019(d)		2,427	2,464
7.95%, 6/20/2024(d)		832	782	6.88%, 6/24/2024(d)		647	670
7.95%, 6/20/2024		798	750	6.88%, 6/24/2024		5,194	5,382
8.75%, 6/2/2023		3,000	2,940	7.25%, 2/28/2028(d)		13,579	14,015
8.88%, 10/23/2027		2,617	2,467	Lebanon Government International Bond
8.88%, 10/23/2027 (d)		27,752	26,156	6.15%, 6/19/2020		10,390	10,265
9.63%, 6/2/2027(d)		5,054	4,953	6.25%, 11/4/2024		3,002	2,771
9.65%, 12/13/2026 (d)		1,053	1,037	6.40%, 5/26/2023		1,420	1,342
9.65%, 12/13/2026		5,887	5,799	6.65%, 4/22/2024		9,564	9,056
10.75%, 3/28/2022		4,764	5,026	6.65%, 11/3/2028		3,832	3,383
10.75%, 3/28/2022 (d)		9,338	9,852	6.65%, 2/26/2030		20,929	18,196
10.50%, 3/24/2020 (d)		3,995	4,115	6.75%, 11/29/2027		11,500	10,373
Egypt Government International Bond				Malaysia Government Bond
5.58%, 2/21/2023(d)		14,718	14,770	3.76%, 3/15/2019	MYR	32,793	8,377
6.59%, 2/21/2028(d)		4,880	4,813	4.06%, 9/30/2024		95,720	24,558
7.90%, 2/21/2048(d)		5,780	5,858	Mexican Bonos
Egypt Treasury Bills				4.75%, 6/14/2018	MXN	101,520	5,404
0.00%, 6/19/2018(a)	EGP	640,300	35,499	7.75%, 5/29/2031		276,370	14,982
El Salvador Government International Bond				7.75%, 11/13/2042		305,700	16,511
5.88%, 1/30/2025(d)		$6,375	6,247	8.00%, 12/7/2023		123,220	6,779
7.38%, 12/1/2019		10,494	10,826	8.00%, 11/7/2047		179,300	9,946
7.63%, 2/1/2041		3,746	3,897	10.00%, 11/20/2036		120,000	7,926
7.65%, 6/15/2035		3,763	3,914	Mexico Government International Bond
8.25%, 4/10/2032		8,018	8,836	3.60%, 1/30/2025		$4,775	4,646
8.25%, 4/10/2032(d)		633	698	Nigeria Government International Bond
8.63%, 2/28/2029		2,613	2,985	6.50%, 11/28/2027(d)		11,605	11,682
Export Credit Bank of Turkey				6.50%, 11/28/2027		4,878	4,910
6.13%, 5/3/2024(d),(m)		7,965	7,941	7.14%, 2/23/2030(d)		8,092	8,274
Export-Import Bank of Korea				7.70%, 2/23/2038(d)		6,830	7,018
6.20%, 8/7/2021(d)	INR	533,000	7,822	7.88%, 2/16/2032(d)		7,472	8,050
6.90%, 1/8/2021(d)	IDR 44,000,000		3,111	Nigeria Treasury Bill
Gabon Government International Bond				0.00%, 10/4/2018(a)	NGN 6,163,500 $		16,265
6.38%, 12/12/2024 (d)		$12,506	12,188	Oman Government International Bond
6.38%, 12/12/2024		8,399	8,186	3.88%, 3/8/2022		3,243	3,113
6.95%, 6/16/2025(d)		3,153	3,142	4.13%, 1/17/2023(d)		24,006	22,832
Ghana Government International Bond				6.75%, 1/17/2048(d)		6,900	6,496
8.13%, 1/18/2026(d)		5,340	5,708	Pakistan Government International Bond
				7.25%, 4/15/2019(d)		5,950	6,063
				Paraguay Government International Bond
				4.70%, 3/27/2027		2,000	1,990

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Sovereign (continued)				Sovereign (continued)
Perusahaan Penerbit SBSN Indonesia III				Ukraine Government International
4.40%, 3/1/2028(d)		$7,850	$7,762	Bond (continued)
Peruvian Government International Bond				7.75%, 9/1/2027(d)		$3,187	$3,125
5.70%, 8/12/2024(d)	PEN	30,571	10,024	7.75%, 9/1/2027		2,487	2,439
8.20%, 8/12/2026(d)		22,969	8,579	Ukreximbank Via Biz Finance PLC
Qatar Government International Bond				9.75%, 1/22/2025		5,010	5,242
4.50%, 4/23/2028(d)		$11,820	11,798	Uruguay Government International Bond
5.10%, 4/23/2048(d)		8,170	8,098	8.50%, 3/15/2028(d)	UYU	238,000	7,990
Republic of Angola Via Avenir II BV				9.88%, 6/20/2022		729,030	26,668
9.34%, 7/1/2023		10,892	11,968	Venezuela Government International Bond
6 Month LIBOR + 7.50%				0.00%, 10/13/2019(a)		$30,001	8,850
Republic of Angola Via Northern Lights III				0.00%, 5/7/2023(a)		6,000	1,710
BV				0.00%, 5/7/2023(a)		10,210	2,910
7.00%, 8/17/2019		3,246	3,289	0.00%, 10/13/2024(a)		7,900	2,251
Republic of Cameroon International Bond				0.00%, 9/15/2027(a)		8,640	2,678
9.50%, 11/19/2025 (d)		4,569	5,244	Zambia Government International Bond
9.50%, 11/19/2025		7,510	8,619	5.38%, 9/20/2022(d)		7,132	6,527
Republic of Poland Government Bond				5.38%, 9/20/2022		1,972	1,804
2.50%, 7/25/2026	PLN	28,526	7,852	8.50%, 4/14/2024(d)		3,077	3,107
Republic of South Africa Government Bond				8.97%, 7/30/2027(d)		5,510	5,538
6.25%, 3/31/2036	ZAR	420,540	25,849				$1,910,949
7.00%, 2/28/2031		187,333	13,105	Student Loan Asset Backed Securities - 0.07%
8.75%, 1/31/2044		219,538	17,052	Navient Student Loan Trust 2018-1
8.88%, 2/28/2035		133,938	10,727	2.09%, 3/25/2067(d)		4,126	4,124
10.50%, 12/21/2026		301,686	27,608	1 Month LIBOR + 0.19%
Republic of South Africa Government				SoFi Professional Loan Program 2017-E
International Bond				LLC
4.30%, 10/12/2028		$9,225	8,469	2.40%, 11/26/2040(d)		4,757	4,772
Russian Federal Bond - OFZ				1 Month LIBOR + 0.50%
7.05%, 1/19/2028	RUB	1,918,226	30,278				$8,896
7.48%, 2/27/2019		812,340	13,029	Supranational Bank - 0.33%
7.70%, 3/23/2033		775,760	12,633	Africa Finance Corp
8.50%, 9/17/2031		3,404,740	59,644	3.88%, 4/13/2024(d)		5,240	5,009
Russian Foreign Bond - Eurobond				Banque Ouest Africaine de Developpement
4.38%, 3/21/2029(d)		$6,000	5,811	5.00%, 7/27/2027(d)		7,060	6,929
4.50%, 4/4/2022		200	202
5.25%, 6/23/2047(d)		2,400	2,325	Eastern and Southern African Trade and
				Development Bank
Saudi Government International Bond				5.38%, 3/14/2022		6,580	6,614
4.00%, 4/17/2025(d)		3,750	3,696
5.00%, 4/17/2049(d)		13,660	13,100	European Bank for Reconstruction &
				Development
Senegal Government International Bond				7.38%, 4/15/2019	IDR 120,630,000		8,735
6.25%, 5/23/2033(d)		7,788	7,506
				10.00%, 11/16/2018		66,330,000	4,827
Serbia International Bond
7.25%, 9/28/2021(d)		5,365	5,926	Inter-American Development Bank
				5.50%, 8/23/2021	INR	293,300	4,237
Sri Lanka Government International Bond				7.88%, 3/14/2023	IDR 57,750,000		4,413
5.75%, 4/18/2023(d)		16,009	15,908
							$40,764
6.25%, 7/27/2021		2,760	2,841
6.75%, 4/18/2028(d)		4,052	4,032	Telecommunications - 1.57%
				Altice Luxembourg SA
Turkey Government Bond				7.25%, 5/15/2022	EUR	2,400	2,872
7.10%, 3/8/2023	TRY	72,662	14,265	Axtel SAB de CV
11.00%, 2/24/2027		34,740	7,988	6.38%, 11/14/2024(d)		$9,188	9,142
12.20%, 1/18/2023		114,460	27,389	C&W Senior Financing DAC
10.50%, 8/11/2027		166,190	37,231	6.88%, 9/15/2027(d)		6,590	6,531
11.00%, 3/2/2022		55,973	12,884	CenturyLink Inc
Turkey Government International Bond				5.63%, 4/1/2020		1,500	1,521
4.88%, 4/16/2043		$3,266	2,597	CommScope Technologies LLC
5.75%, 5/11/2047		1,292	1,128	6.00%, 6/15/2025(d)		4,300	4,418
6.00%, 3/25/2027		21,956	22,036	Digicel Group Ltd
6.13%, 10/24/2028		28,413	28,342	7.13%, 4/1/2022(d)		16,913	13,754
6.63%, 2/17/2045		1,729	1,686	8.25%, 9/30/2020(d)		12,969	11,591
6.88%, 3/17/2036		6,183	6,350	eircom Finance DAC
Ukraine Government International Bond				4.50%, 5/31/2022	EUR	1,000	1,237
0.00%, 5/31/2040(a),(k)		24,802	16,750
7.38%, 9/25/2032(d)		34,178	31,536	Frontier Communications Corp
				7.13%, 1/15/2023		$1,700	1,215
7.38%, 9/25/2032		9,131	8,425	8.50%, 4/1/2026(d)		1,720	1,673
7.75%, 9/1/2021		2,725	2,814	11.00%, 9/15/2025		1,265	971
7.75%, 9/1/2023		10,110	10,191
7.75%, 9/1/2025(d)		14,799	14,688	GTT Communications Inc
				7.88%, 12/31/2024(d)		17,873	18,275
7.75%, 9/1/2025		4,980	4,943
7.75%, 9/1/2026(d)		1,164	1,147	Hughes Satellite Systems Corp
				7.63%, 6/15/2021		7,000	7,508
7.75%, 9/1/2026		6,700	6,605	IHS Netherlands Holdco BV
				9.50%, 10/27/2021(d)		6,164	6,365

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Telecommunications (continued)				Transportation (continued)
Intelsat Jackson Holdings SA				Navios Maritime Acquisition Corp / Navios
5.50%, 8/1/2023		$3,000	$2,520	Acquisition Finance US Inc
7.25%, 10/15/2020		1,220	1,191	8.13%, 11/15/2021(d)		$6,728	$5,450
8.00%, 2/15/2024(d)		1,045	1,104	Navios Maritime Holdings Inc / Navios
Iridium Communications Inc				Maritime Finance II US Inc
10.25%, 4/15/2023 (d)		4,730	4,931	11.25%, 8/15/2022 (d)		3,005	2,968
Koninklijke KPN NV				Pelabuhan Indonesia II PT
7.00%, 3/28/2073(d),(j)		400	432	5.38%, 5/5/2045(d)		5,855	5,542
USSW10 Index Spread + 5.33%				Rumo Luxembourg Sarl
7.00%, 3/28/2073(j)		2,000	2,163	5.88%, 1/18/2025(d)		6,145	5,999
USSW10 Index Spread + 5.33%				Russian Railways Via RZD Capital PLC
Level 3 Financing Inc				8.30%, 4/2/2019	RUB	371,300	5,960
5.13%, 5/1/2023		1,600	1,584				$32,380
5.38%, 8/15/2022		750	754	Trucking & Leasing - 0.07%
Matterhorn Telecom Holding SA				Avolon Holdings Funding Ltd
4.88%, 5/1/2023	EUR	3,695	4,540	5.50%, 1/15/2023(d)		$765	763
MTN Mauritius Investment Ltd				DAE Funding LLC
6.50%, 10/13/2026 (d)		$7,555	8,008	5.00%, 8/1/2024(d)		8,050	7,758
Nokia OYJ				Park Aerospace Holdings Ltd
2.00%, 3/15/2024	EUR	600	731	5.50%, 2/15/2024(d)		430	418
Oztel Holdings SPC Ltd							$8,939
6.63%, 4/24/2028(d)		$9,980	9,699	TOTAL BONDS			$6,483,721
Sixsigma Networks Mexico SA de CV
7.50%, 5/2/2025(d),(m)		4,000	3,925		Principal
				CONVERTIBLE BONDS - 0.01%	Amount (000's)		Value (000's)
Sprint Capital Corp				Mining - 0.01%
8.75%, 3/15/2032		1,190	1,363	Mirabela Nickel Ltd
Sprint Communications Inc				0.00%, 6/24/2019(a),(d)		6,966	1,463
6.00%, 11/15/2022		4,590	4,687
7.00%, 3/1/2020(d)		995	1,047
				TOTAL CONVERTIBLE BONDS			$1,463
Sprint Corp				CREDIT LINKED STRUCTURED NOTES	Principal
7.13%, 6/15/2024		7,750	8,031	- 0.03%	Amount (000's)		Value (000's)
7.63%, 3/1/2026		1,025	1,080
7.88%, 9/15/2023		2,685	2,880	Sovereign - 0.03%
				Republic of Iraq - Merrill Lynch
Telecom Italia Capital SA				2.55%, 1/7/2028(e),(f)	JPY	447,461	3,119
6.38%, 11/15/2033		645	701
Telecom Italia SpA/Milano
3.25%, 1/16/2023	EUR	1,750	2,305	TOTAL CREDIT LINKED STRUCTURED NOTES			$3,119
3.63%, 5/25/2026		3,000	3,994	SENIOR FLOATING RATE INTERESTS - Principal
5.30%, 5/30/2024(d)		$2,710	2,760	5.19%	Amount (000's)		Value (000's)
Telefonica Celular del Paraguay SA				Advertising - 0.18%
6.75%, 12/13/2022 (d)		4,330	4,427	Getty Images Inc
				5.80%, 10/3/2019(p)		$23,062	21,876
Telefonica Europe BV
3.75%, 12/31/2049 (i),(j)	EUR	2,000	2,535	US LIBOR + 3.50%
EUR Swap Annual 5YR + 3.86%
4.20%, 12/31/2049 (i),(j)		2,100	2,669	Aerospace & Defense - 0.03%
EUR Swap Annual 5YR + 3.81%				Jazz Acquisition Inc
				9.05%, 6/19/2022(p)		2,560	2,406
T-Mobile USA Inc
4.50%, 2/1/2026		$690	664	US LIBOR + 6.75%
5.13%, 4/15/2025		1,575	1,587	TransDigm Inc
				0.00%, 8/22/2024(p),(q)		600	603
6.00%, 4/15/2024		3,425	3,588
6.50%, 1/15/2026		2,130	2,264	US LIBOR + 2.50%
Turkcell Iletisim Hizmetleri AS							$3,009
5.80%, 4/11/2028(d)		7,975	7,760	Automobile Manufacturers - 0.01%
ViaSat Inc				Navistar Inc
5.63%, 9/15/2025(d)		6,450	6,160	5.40%, 11/6/2024(p)		730	734
Wind Tre SpA				US LIBOR + 3.50%
2.63%, 1/20/2023	EUR	2,000	2,195
			$191,352	Automobile Parts & Equipment - 0.36%
Textiles - 0.00%				Dexko Global Inc
				10.52%, 7/24/2025 (p)		21,140	21,352
Eagle Intermediate Global Holding BV/Ruyi				US LIBOR + 8.25%
US Finance LLC
7.50%, 5/1/2025(d),(m)		$485	497	Truck Hero Inc
				10.47%, 5/16/2025 (p)		22,010	22,099
Transportation - 0.27%				US LIBOR + 4.00%
BNSF Funding Trust I							$43,451
6.61%, 12/15/2055 (j)		4,610	5,232	Beverages - 0.01%
3 Month LIBOR + 2.35%				Sunshine Investments BV
CMA CGM SA				3.25%, 3/28/2025(p)	EUR	1,000	1,207
6.50%, 7/15/2022	EUR	1,000	1,229	EURIBOR + 3.25%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Chemicals - 0.04%			Food - 0.06%
New Arclin US Holding Corp			American Seafoods Group LLC
11.05%, 2/14/2025 (p)	$4,617	$4,658	4.65%, 8/21/2023(p)		$2,913	$2,914
US LIBOR + 8.75%			US LIBOR + 2.75%
			Nomad Foods Europe Midco Ltd
Commercial Services - 0.24%			2.75%, 5/15/2024(p)	EUR	1,000	1,211
KUEHG Corp			EURIBOR + 2.75%
10.55%, 8/22/2025 (p)	14,160	14,337	Post Holdings Inc
Learning Care Group US No 2 Inc			3.90%, 5/24/2024(p)		$680	683
9.40%, 2/26/2026(p)	14,850	14,924	US LIBOR + 2.00%
US LIBOR + 7.50%			Sigma Bidco BV
		$29,261	0.00%, 3/7/2025(p),(q)	EUR	2,400	2,877
Computers - 0.35%						$7,685
Optiv Security Inc			Healthcare - Products - 0.01%
5.12%, 2/1/2024(p)	7,386	7,151	Kinetic Concepts Inc
US LIBOR + 3.25%			5.55%, 2/2/2024(p)		$739	744
9.12%, 1/13/2025(p)	7,710	7,363	US LIBOR + 3.25%
US LIBOR + 7.25%
Peak 10 Holding Corp			Healthcare - Services - 0.54%
9.02%, 7/24/2025(p)	21,350	21,446	BCPE Eagle Buyer LLC
US LIBOR + 7.25%			9.93%, 3/16/2025(p)		23,880	23,661
TierPoint LLC			US LIBOR + 8.00%
9.15%, 5/5/2025(p)	7,180	7,081	One Call Corp
US LIBOR + 7.25%			6.30%, 11/20/2020(p)		2,670	2,617
		$43,041	US LIBOR + 4.00%
Consumer Products - 0.01%			US Renal Care Inc
Prestige Brands Inc			10.30%, 11/17/2023 (p)		39,070	39,167
3.90%, 1/26/2024(p)	1,670	1,679	US LIBOR + 8.00%
US LIBOR + 2.00%						$65,445
			Home Furnishings - 0.00%
Cosmetics & Personal Care - 0.16%			Targus Group International Inc
Wellness Merger Sub Inc			0.00%, PIK 0.00%, 11/2/2016(a),(e),(f),(l),(p)		880	—
11.06%, 6/27/2025 (p)	19,410	19,568	US LIBOR + 9.50%

Distribution & Wholesale - 0.02%			Insurance - 0.08%
HBC Holdings LLC			Asurion LLC
8.40%, 3/30/2020(p)	2,809	2,724	4.65%, 11/3/2023(p)		1,195	1,203
US LIBOR + 6.50%			US LIBOR + 2.75%
			7.88%, 8/4/2025(p)		4,850	4,981
Diversified Financial Services - 0.17%			US LIBOR + 6.00%
Focus Financial Partners LLC			7.90%, 8/4/2025(p)		2,850	2,927
9.80%, 5/9/2025(p)	15,630	15,845	US LIBOR + 6.00%
US LIBOR + 7.50%			Genworth Holdings Inc
Lions Gate Capital Holdings LLC			6.40%, 2/28/2023(p)		635	645
4.15%, 3/24/2025(p)	725	726	US LIBOR + 4.50%
US LIBOR + 2.25%			HUB International Ltd
Russell Investments US Institutional Holdco			0.00%, 4/18/2025(p),(q)		205	206
Inc			US LIBOR + 3.00%
5.55%, 6/1/2023(p)	3,645	3,664				$9,962
US LIBOR + 3.25%			Internet - 0.44%
		$20,235	MH Sub I LLC
Electric - 0.02%			9.40%, 9/15/2025(p)		17,570	17,658
Panda Liberty LLC			US LIBOR + 7.50%
8.80%, 8/21/2020(p)	2,252	2,038	Ten-X LLC
US LIBOR + 6.50%			9.89%, 9/29/2025(e),(f),(p)		35,440	35,794
						$53,452
Electronics - 0.13%			Investment Companies - 0.21%
Lully Finance LLC			Fluidra Finco SLU
10.40%, 10/16/2023 (p)	15,795	15,519	0.00%, 3/7/2025(p),(q)	EUR	1,500	1,814
US LIBOR + 8.50%			EURIBOR + 2.75%
			Ivory Merger Sub Inc
Engineering & Construction - 0.04%			9.61%, 3/6/2026(p)		$11,260	11,232
Pisces Midco Inc			Masergy Holdings Inc
6.08%, 3/28/2025(p)	4,000	4,035	9.80%, 12/16/2024(p)		12,934	12,967
6.09%, 3/28/2025(p)	800	807	US LIBOR + 7.50%
US LIBOR + 3.75%						$26,013
		$4,842	Iron & Steel - 0.02%
Environmental Control - 0.00%			Miami Valley Steel Services Inc
Filtration Group Corp			10.00%, 1/20/2023 (f),(p)		2,293	2,293
5.30%, 3/28/2025(p)	435	439
US LIBOR + 3.00%

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Leisure Products & Services - 0.01%				Pharmaceuticals (continued)
Alterra Mountain Co				PharMerica Corp
4.90%, 7/31/2024(p)		$1,253	$1,260	9.65%, 9/26/2025(p)		$14,690	$14,690
US LIBOR + 3.00%				US LIBOR + 7.75%
							$80,539
Lodging - 0.20%				Retail - 0.17%
Parq Holdings LP				Academy Ltd
9.80%, 12/17/2020 (p)		24,549	24,610	5.93%, 7/1/2022(p)		3,527	2,785
US LIBOR + 7.50%				US LIBOR + 4.00%
				Douglas GmbH
Machinery - Diversified - 0.12%				3.25%, 8/12/2022(p)	EUR	1,000	1,180
Apergy Corp				EURIBOR + 3.25%
0.00%, 4/18/2025(p),(q)		155	156	EG Finco Ltd
US LIBOR + 2.50%				0.00%, 2/7/2025(p),(q)		511	616
Engineered Machinery Holdings Inc				0.00%, 2/7/2025(p),(q)		153	184
9.55%, 7/25/2025(p)		13,483	13,539	IRB Holding Corp
US LIBOR + 7.25%				5.19%, 1/17/2025(p)		$450	455
9.55%, 7/25/2025(p)		1,168	1,173	US LIBOR + 3.25%
US LIBOR + 7.25%				PFS Holding Corp
			$14,868	5.38%, 1/31/2021(p)		8,473	5,328
Media - 0.02%				US LIBOR + 3.50%
McGraw-Hill Global Education Holdings				9.16%, 1/31/2022(p)		12,655	5,189
LLC				US LIBOR + 7.25%
5.90%, 5/4/2022(p)		2,554	2,502	SRS Distribution Inc
US LIBOR + 4.00%				10.65%, 2/25/2023 (p)		5,350	5,490
				US LIBOR + 8.75%
Mining - 0.02%							$21,227
Real Alloy Holding Inc				Software - 0.46%
11.50%, 5/17/2018 (c),(f),(p)		2,892	2,892	Evergreen Skills Lux Sarl
				6.63%, 4/23/2021(p)		32,134	30,407
Miscellaneous Manufacturers - 0.11%				US LIBOR + 4.75%
Gates Global LLC				10.13%, 4/28/2022 (p)		24,270	20,621
3.00%, 4/1/2024(p)	EUR	1,485	1,794	US LIBOR + 8.25%
EURIBOR + 3.25%				Solera LLC
UTEX Industries Inc				4.65%, 3/3/2023(p)		2,430	2,438
5.90%, 8/4/2025(p)		$3,273	3,215	US LIBOR + 2.75%
US LIBOR + 4.00%				SS&C European Holdings Sarl
9.15%, 5/22/2022(p)		8,810	8,497	4.40%, 2/28/2025(p)		526	529
US LIBOR + 7.25%				US LIBOR + 2.50%
			$13,506	SS&C Technologies Inc
Oil & Gas - 0.05%				4.46%, 2/28/2025(p)		1,421	1,430
California Resources Corp				US LIBOR + 2.50%
6.65%, 11/14/2022 (p)		890	908				$55,425
US LIBOR + 4.75%				Telecommunications - 0.07%
12.27%, 12/31/2021 (p)		2,465	2,767	Avaya Inc
US LIBOR + 10.37%				6.65%, 11/8/2024(p)		2,382	2,406
Chesapeake Energy Corp				US LIBOR + 4.75%
9.44%, 8/23/2021(p)		2,680	2,834	GTT Communications Inc
US LIBOR + 7.50%				5.19%, 1/9/2024(p)		832	831
			$6,509	US LIBOR + 3.25%
Packaging & Containers - 0.17%				Maxar Technologies Ltd
Berlin Packaging LLC				4.66%, 10/4/2024(p)		4,085	4,088
8.64%, 10/1/2022(p)		17,050	17,088	US LIBOR + 2.75%
US LIBOR + 6.75%				West Corp
Caraustar Industries Inc				5.90%, 10/10/2024(p)		1,091	1,099
7.80%, 3/14/2022(p)		1,811	1,819	US LIBOR + 4.00%
US LIBOR + 5.50%							$8,424
Crown European Holdings SA				TOTAL SENIOR FLOATING RATE INTERESTS			$631,762
2.38%, 1/29/2025(p)	EUR	1,000	1,218
				U.S. GOVERNMENT & GOVERNMENT	Principal
			$20,125	AGENCY OBLIGATIONS - 0.78%	Amount (000's)		Value (000's)
Pharmaceuticals - 0.66%				Federal Home Loan Mortgage Corporation (FHLMC) - 0.04%
Genoa a QoL Healthcare Co LLC				4.00%, 4/1/2048		$4,500	$4,591
9.90%, 10/28/2024 (p)		$18,060	18,241
US LIBOR + 8.00%				Federal National Mortgage Association (FNMA) - 0.48%
Lanai Holdings III Inc				3.00%, 5/1/2028(r)		5,000	4,960
10.86%, 8/14/2023 (p)		25,190	23,678	3.00%, 8/1/2046		13,700	13,267
US LIBOR + 8.50%				3.50%, 4/1/2047		12,346	12,310
Packaging Coordinators Midco Inc				4.00%, 5/1/2045(r)		10,000	10,185
10.81%, 6/29/2024 (p)		24,050	23,930	4.50%, 9/1/2046		8,166	8,598
US LIBOR + 8.75%				5.00%, 3/1/2039		3,968	4,319
				5.00%, 7/1/2044		5,043	5,412
							$59,051

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT		Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000's)	Country	Percent
Government National Mortgage Association (GNMA) - 0.26%				United States	51.58%
	3.50%, 12/15/2042	$6,173	$6,214	United Kingdom	3.63%
	3.50%, 5/1/2043	10,000	10,013	Japan	2.95%
	4.00%, 8/15/2044	4,287	4,459	Canada	2.89%
	4.00%, 6/20/2046	706	730	Netherlands	2.22%
	4.00%, 1/20/2048	9,883	10,224	Mexico	2.22%
			$31,640	France	2.03%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Argentina	2.00%
OBLIGATIONS			$95,282	Turkey	1.88%
TOTAL PURCHASED OPTIONS - 0.15%			$17,670	Luxembourg	1.60%
Total Investments	$12,132,036			Australia	1.59%
Other Assets and Liabilities - 0.33%			$39,746	Germany	1.32%
TOTAL NET ASSETS - 100.00%	$12,171,782			Brazil	1.28%
				South Africa	1.22%
				Italy	1.05%
(a)	Non-income producing security			Russian Federation	1.03%
(b)	Security or a portion of the security was pledged to cover margin			Indonesia	0.95%
	requirements for options contracts. At the end of the period, the value of			Ecuador	0.89%
	these securities totaled $228,890 or 1.86% of net assets.			Hong Kong	0.89%
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more			Ukraine	0.84%
	information.			China	0.72%
(d)	Security exempt from registration under Rule 144A of the Securities Act of			Colombia	0.69%
	1933. These securities may be resold in transactions exempt from			Switzerland	0.65%
	registration, normally to qualified institutional buyers. At the end of the			Spain	0.64%
	period, the value of these securities totaled $3,383,469 or 27.51% of net			Supranational	0.56%
	assets.			Singapore	0.55%
(e)	The value of these investments was determined using significant			Iraq	0.54%
	unobservable inputs.			Sweden	0.53%
(f)	Fair value of these investments is determined in good faith by the Manager			Cayman Islands	0.53%
	under procedures established and periodically reviewed by the Board of			Nigeria	0.52%
	Directors. Certain inputs used in the valuation may be unobservable;			Egypt	0.50%
	however, each security is evaluated individually for purposes of ASC 820			Bermuda	0.49%
	which results in not all securities being identified as Level 3 of the fair			Kazakhstan	0.48%
	value hierarchy. At the end of the period, the fair value of these securities			Malaysia	0.46%
	totaled $184,199 or 1.50% of net assets.			Lebanon	0.45%
(g)	Affiliated Security. Security is either an affiliate (and registered under the			Ireland	0.41%
	Investment Company Act of 1940) or an affiliate as defined by the			Venezuela	0.41%
	Investment Company Act of 1940 (the Fund controls 5.0% or more of the			Cote d'Ivoire	0.39%
	outstanding voting shares of the security). Please see affiliated sub-			Virgin Islands, British	0.36%
	schedule for transactional information.			Taiwan, Province Of China	0.32%
(h)	Current yield shown is as of period end.			Austria	0.31%
(i)	Perpetual security. Perpetual securities pay an indefinite stream of			El Salvador	0.30%
	interest, but they may be called by the issuer at an earlier date.			Uruguay	0.29%
(j)	Rate shown is the rate in effect as of period end. The rate may be based on			Oman	0.27%
	a fixed rate and may convert to a variable rate or floating rate in the			Chile	0.23%
	future.			Ghana	0.20%
(k)	Certain variable rate securities are not based on a published reference			Gabon	0.20%
	rate and spread but are determined by the issuer or agent and are based			Kenya	0.19%
	on current market conditions. These securities do not indicate a reference			Sri Lanka	0.18%
	rate and spread in their description.			Peru	0.18%
(l)	Payment in kind; the issuer has the option of paying additional securities			Korea, Republic Of	0.17%
	in lieu of cash.			Dominican Republic	0.17%
(m)	Security purchased on a when-issued basis.			Qatar	0.17%
(n)	Security is an Interest Only Strip.			Thailand	0.16%
(o)	Security or a portion of the security was pledged to cover margin			Denmark	0.16%
	requirements for futures contracts. At the end of the period, the value of			Norway	0.15%
	these securities totaled $1,636 or 0.01% of net assets.			Purchased Options	0.15%
(p)	Rate information disclosed is based on an average weighted rate as of			Costa Rica	0.15%
	period end.			United Arab Emirates	0.15%
(q)	This Senior Floating Rate Note will settle after April 30, 2018, at which			Saudi Arabia	0.14%
	time the interest rate will be determined.			Jersey, Channel Islands	0.14%
(r)	Security was purchased in a "to-be-announced" ("TBA") transaction. See			Zambia	0.14%
	Notes to Financial Statements for additional information.			Cameroon	0.11%
				Hungary	0.11%
				Isle of Man	0.09%
				Poland	0.08%
				Portugal	0.07%
				Bahrain	0.07%
				Azerbaijan	0.07%
				Mauritius	0.07%
				Croatia	0.06%
				Senegal	0.06%
				Paraguay	0.06%
				Jordan	0.06%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

Portfolio Summary (unaudited) (continued)
Country (continued)			Percent (continued)
Finland				0.05%
Serbia				0.05%
India				0.05%
Pakistan				0.05%
Belgium				0.03%
Panama				0.03%
Bahamas				0.03%
Angola				0.02%
Other Assets and Liabilities				0.33%
TOTAL NET ASSETS			100.00%

Affiliated Securities		October 31, 2017			Purchases		Sales		April 30, 2018
			Value		Cost	Proceeds			Value
Principal Government Money Market Fund		$		—	$3,351,657		$3,138,051		$213,606
		$		—	$3,351,657		$3,138,051		$213,606

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
		Income		on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $		1,313		$—	$			—	$—
		$1,313		$—	$			—	$—
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date			Cost		Value	Percent of Net Assets
Aspect Software Inc			5/25/2016-11/25/2016			$5,426		$3,343	0.03%
Cengage Learning Holdings II Inc			3/31/2014			1,099		146	0.00%
Chaparral Energy Inc - A Shares			4/6/2017			23		36	0.00%
Chaparral Energy Inc - A Shares			4/6/2017			6,928		4,742	0.04%
Chaparral Energy Inc - B Shares			4/6/2017			1,561		997	0.01%
Material Sciences Corp			12/22/2016-03/30/2018			20,066		21,735	0.18%
Material Sciences Corp - Warrants			12/22/2016			2,011		3,757	0.03%
Milagro Oil & Gas Inc			12/2/2016			761		189	0.00%
Real Alloy Holding Inc			1/18/2018			8,757		12,710	0.10%
Real Alloy Holding Inc			11/21/2017			2,892		2,892	0.02%
SportsNet New York			12/27/2017			19,789		20,090	0.16%
Targus Group International Inc			3/15/2016			154		68	0.00%
Total								$70,705	0.57%
Amounts in thousands.

Options

Purchased Options		Contracts/	Notional		Expiration	Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	N/A	500	$50	$2,800.00	12/24/2018		$3,266	$2,838	$(428)
Call - S&P 500 Index	N/A	500	$50	$2,850.00	1/22/2019		5,592	2,339	(3,253)
Put - S&P 500 Index	N/A	500	$50	$2,380.00	5/21/2018		177	63	(114)
Put - S&P 500 Index	N/A	500	$50	$2,600.00	12/24/2018		5,302	5,482	180
Put - S&P 500 Index	N/A	330	$33	$2,430.00	5/7/2018		93	1	(92)
Put - S&P 500 Index	N/A	2,135	$214	$2,415.00	5/14/2018		604	130	(474)
Put - S&P 500 Index	N/A	500	$50	$2,650.00	1/22/2019		5,751	6,817	1,066
Total							$20,785	$17,670	$(3,115)

Written Options		Contracts/	Notional		Expiration	Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - Dow Jones	N/A	3,770	$377	$289.00	6/18/2018		$(24)	$(1)	$23
Industrial Average
Call - Energy Select	N/A	8,110	$811	$74.00	5/21/2018		(1,046)	(1,015)	31
Sector SPDR Fund
Call - Health Care Select	N/A	8,310	$831	$84.00	5/21/2018		(440)	(325)	115
Sector SPDR Fund
Call - iShares MSCI	N/A	5,300	$530	$72.00	5/21/2018		(183)	(57)	126
EAFE ETF
Call - iShares MSCI	N/A	11,175	$1,118	$71.00	6/18/2018		(1,846)	(1,128)	718
EAFE ETF

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

Options (continued)

Written Options		Contracts/	Notional		Expiration	Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)	Fair Value		Appreciation/(Depreciation)
Call - iShares MSCI	N/A	3,700	$370	$49.50	6/18/2018	$(690)	$(117	) $	573
Emerging Markets ETF
Call - iShares MSCI	N/A	4,300	$430	$48.00	5/21/2018	(260)	(121)		139
Emerging Markets ETF
Call - Russell 1000 Index	N/A	230	$23	$1,590.00	6/18/2018	(1,148)	(248)		900
Call - S&P 500 Index	N/A	500	$50	$3,150.00	5/21/2018	(23)	—		23
Call - S&P 500 Index	N/A	500	$50	$2,700.00	12/24/2018	(5,799)	(5,229)		570
Call - S&P 500 Index	N/A	500	$50	$2,750.00	1/22/2019	(8,498)	(4,428)		4,070
Call - S&P 500 Index	N/A	365	$37	$2,705.00	5/21/2018	(2,588)	(366)		2,222
Call - S&P 500 Index	N/A	730	$73	$3,020.00	5/21/2018	(253)	—		253
Call - Utilities Select	N/A	9,170	$917	$51.00	5/21/2018	(440)	(900)		(460)
Sector SPDR Fund
Put - S&P 500 Index	N/A	330	$33	$2,475.00	5/7/2018	(139)	(4)		135
Put - S&P 500 Index	N/A	500	$50	$2,440.00	5/21/2018	(280)	(118)		162
Put - S&P 500 Index	N/A	500	$50	$2,750.00	1/22/2019	(7,248)	(8,973)		(1,725)
Put - S&P 500 Index	N/A	2,135	$214	$2,485.00	5/14/2018	(965)	(355)		610
Put - S&P 500 Index	N/A	500	$50	$2,700.00	12/24/2018	(7,049)	(7,425)		(376)
Put - S&P 500 Index	N/A	62	$6	$2,620.00	5/21/2018	(154)	(137)		17
Total						$(39,073)	$(30,947	) $	8,126

Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date		Type		Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2018		Short		160	$19,140	$			27
US 2 Year Note; June 2018		Short		200	42,409				90
US 5 Year Note; June 2018		Short		1,200	136,210				504
Total						$			621

Amounts in thousands except contracts.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date	Currency to Accept		Currency to Deliver		Asset		Liability
Bank of America NA		05/30/2018		$13,063	EUR	10,694	$122		$—
Bank of America NA		05/30/2018	EUR	7,082		$8,689	—		(119)
Bank of America NA		05/30/2018		$9,031	ZAR	111,921	83		—
Barclays Bank PLC		05/30/2018	ZAR	90,783		$7,319	—		(61)
Goldman Sachs & Co		05/08/2018	RUB	528,400		$8,471	—		(86)
HSBC Securities Inc		05/30/2018		$7,319	PLN	25,546	36		—
JPMorgan Chase		05/03/2018		$21,966	BRL	74,106	814		—
JPMorgan Chase		05/03/2018	BRL	74,106		$21,270	—		(118)
JPMorgan Chase		05/09/2018		$6,619	IDR	91,540,210	45		—
JPMorgan Chase		05/11/2018		$25,984	GBP	18,496	511		—
JPMorgan Chase		05/11/2018	EUR	21,380		$26,374	—		(538)
JPMorgan Chase		05/11/2018	EUR	441		$541	—		(8)
JPMorgan Chase		05/11/2018		$52,594	EUR	42,525	1,208		—
JPMorgan Chase		05/11/2018		$1,736	EUR	1,437	—		—
JPMorgan Chase		05/11/2018		$3,221	JPY	341,979	91		—
JPMorgan Chase		05/11/2018	RUB	415,693		$6,573	21		—
JPMorgan Chase		05/11/2018		$6,573	RUB	413,968	6		—
JPMorgan Chase		05/23/2018		$5,311	TRY	21,930	—		(51)
JPMorgan Chase		05/25/2018	CZK	469,724		$23,038	—		(832)
JPMorgan Chase		05/25/2018	PLN	176,603		$52,159	—		(1,817)
JPMorgan Chase		05/30/2018	HUF	2,384,268		$9,352	—		(152)
JPMorgan Chase		05/30/2018	PLN	75,420		$21,942	—		(440)
JPMorgan Chase		05/31/2018	CLP	7,510,903		$12,617	—		(368)
JPMorgan Chase		06/04/2018		$15,695	BRL	55,091	18		—
Standard Chartered Bank, Hong Kong		05/02/2018	COP	19,958,087		$7,243	—		(138)
Standard Chartered Bank, Hong Kong		05/03/2018	BRL	24,595		$7,322	—		(302)
Standard Chartered Bank, Hong Kong		05/03/2018		$7,322	BRL	24,436	347		—
Standard Chartered Bank, Hong Kong		05/29/2018		$9,071	CLP	5,464,973	159		—
Standard Chartered Bank, Hong Kong		05/30/2018	JPY	1,726,753		$15,912	—		(83)
Standard Chartered Bank, Hong Kong		05/30/2018		$6,901	ZAR	85,502	65		—
Standard Chartered Bank, Hong Kong		05/30/2018	TRY	67,038		$16,226	128		—
Standard Chartered Bank, Hong Kong		06/04/2018		$7,495	BRL	26,341	—		(1)
Toronton Dominion Bank		05/30/2018	MXN	158,663		$8,377	69		—

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date			Currency to Accept	Currency to Deliver				Asset	Liability
Toronton Dominion Bank		05/30/2018		$9,072		PLN	31,375		$127	$—
Total									$3,850	$(5,114)

Amounts in thousands.

Exchange Cleared Interest Rate Swaps

	(Pay)/
	Receive
	Floating	Fixed	Payment		Notional		Unrealized		Upfront
Floating Rate Index	Rate	Rate	Frequency	Maturity Date	Amount		Appreciation/(Depreciation)		Payments/(Receipts)	Fair Value
SAFE South Africa Johannesburg	Pay	7.23%	Quarterly	4/30/2023	ZAR 373,000		$4	$	— $	4
Interbank Agreed Rate 3 Month
Total							$4	$	— $	4

Amounts in thousands.

See accompanying notes.

     Schedule of Investments Global Real Estate Securities Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.28%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Holding Companies - Diversified - 0.49%			REITs (continued)
Keppel Corp Ltd	2,303,900	$14,130	Kilroy Realty Corp	507,092	$36,343
			Klepierre SA	731,411	29,936
Home Builders - 0.25%			Link REIT	6,575,500	58,115
Land & Houses PCL	20,924,400	7,283	Macquarie Mexico Real Estate Management	5,507,440	5,901
			SA de CV (a)
Lodging - 3.05%			Merlin Properties Socimi SA	2,695,714	41,594
City Developments Ltd	2,350,200	22,334	Physicians Realty Trust	1,115,873	16,671
Extended Stay America Inc	573,438	11,228	PLA Administradora Industrial S de RL de CV	2,708,970	4,340
Hilton Grand Vacations Inc (a)	243,611	10,475	(a)
Hilton Worldwide Holdings Inc	549,588	43,329	Prologis Inc	1,136,635	73,779
		$87,366	Prologis Property Mexico SA de CV	2,342,270	4,352
Real Estate - 21.58%			Public Storage	87,842	17,725
Aroundtown SA	3,076,255	24,621	Regency Centers Corp	550,275	32,384
CapitaLand Ltd	15,407,300	43,446	Rexford Industrial Realty Inc	1,107,761	33,842
Castellum AB	1,291,587	20,878	Saul Centers Inc	148,756	7,118
Deutsche Wohnen SE	2,422,184	114,314	Segro PLC	8,367,778	74,254
Entra ASA (b)	1,233,822	16,921	Simon Property Group Inc	728,671	113,920
Fabege AB	2,296,894	26,446	SL Green Realty Corp	295,613	28,893
Heiwa Real Estate Co Ltd	842,300	19,729	Spirit Realty Capital Inc	1,767,679	14,230
Hongkong Land Holdings Ltd	7,594,493	54,887	STORE Capital Corp	1,446,187	36,487
LEG Immobilien AG	256,526	29,578	Sun Communities Inc	441,318	41,418
Leopalace21 Corp	1,620,700	14,056	Sunstone Hotel Investors Inc	1,743,865	27,204
Mitsubishi Estate Co Ltd	729,300	13,326	Tanger Factory Outlet Centers Inc	567,156	12,449
Mitsui Fudosan Co Ltd	4,289,693	109,883	Unibail-Rodamco SE	97,550	23,419
New World Development Co Ltd	36,805,000	53,975	UNITE Group PLC/The	3,077,303	35,329
Nomura Real Estate Holdings Inc	843,700	20,879	United Urban Investment Corp	23,464	36,039
SOHO China Ltd	31,863,500	16,362	Vicinity Centres	12,858,670	23,544
TLG Immobilien AG	990,511	28,496	Welltower Inc	856,764	45,786
Wihlborgs Fastigheter AB	474,105	10,987	Weyerhaeuser Co	402,314	14,797
		$618,784			$2,038,842
REITs - 71.09%			Software - 1.18%
Alexandria Real Estate Equities Inc	491,444	61,219	InterXion Holding NV (a)	522,386	33,966
Allied Properties Real Estate Investment Trust	397,000	12,826
American Homes 4 Rent	827,887	16,723	Storage & Warehousing - 0.64%
American Tower Corp	179,756	24,512	Safestore Holdings PLC	2,430,049	18,278
Apartment Investment & Management Co	1,072,356	43,538
AvalonBay Communities Inc	441,747	72,005	TOTAL COMMON STOCKS		$2,818,649
Big Yellow Group PLC	797,464	10,090	INVESTMENT COMPANIES - 1.45%	Shares Held	Value (000's)
Boston Properties Inc	204,041	24,773	Money Market Funds - 1.45%
Brixmor Property Group Inc	283,740	4,225	Principal Government Money Market Fund	41,665,850	41,666
Canadian Apartment Properties REIT	528,810	15,255	1.55%(c),(d)
CapitaLand Commercial Trust	9,198,865	12,567
Crown Castle International Corp	224,278	22,623	TOTAL INVESTMENT COMPANIES		$41,666
CubeSmart	1,130,958	33,295	Total Investments		$2,860,315
Daiwa Office Investment Corp	5,923	35,050	Other Assets and Liabilities - 0.27%		$7,680
DDR Corp	1,413,899	10,251	TOTAL NET ASSETS - 100.00%		$2,867,995
Dexus	5,218,491	37,111
Duke Realty Corp	1,456,416	39,469
EPR Properties	451,040	24,816	(a) Non-income producing security
Equinix Inc	120,885	50,867	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Equity Residential	306,544	18,917	1933. These securities may be resold in transactions exempt from
Essex Property Trust Inc	306,653	73,502	registration, normally to qualified institutional buyers. At the end of the
Extra Space Storage Inc	408,761	36,621	period, the value of these securities totaled $16,921 or 0.59% of net assets.
First Industrial Realty Trust Inc	440,870	13,715	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Frasers Logistics & Industrial Trust	3,105,562	2,453	Investment Company Act of 1940) or an affiliate as defined by the
Gecina SA	235,540	40,831	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
GGP Inc	298,563	5,968	outstanding voting shares of the security). Please see affiliated sub-
Goodman Group	11,182,695	76,082	schedule for transactional information.
Gramercy Property Trust	277,231	6,515	(d) Current yield shown is as of period end.
Great Portland Estates PLC (a)	1,659,130	15,987
HCP Inc	565,650	13,214
Healthcare Trust of America Inc	766,738	19,161
Hispania Activos Inmobiliarios SOCIMI SA	1,176,801	24,950
Hoshino Resorts REIT Inc	99	487
Hudson Pacific Properties Inc	635,807	20,899
Industrial & Infrastructure Fund Investment	11,581	12,821
Corp
Inmobiliaria Colonial Socimi SA	3,064,370	35,608
Invitation Homes Inc	3,359,603	77,741
Japan Hotel REIT Investment Corp	46,328	35,052
Japan Logistics Fund Inc	7,201	14,600
Japan Retail Fund Investment Corp	21,729	40,738
Kenedix Retail REIT Corp	5,620	11,896

See accompanying notes.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		47.92%
Japan		12.72%
Germany		6.87%
Hong Kong		5.82%
United Kingdom		5.37%
Australia		4.76%
Spain		3.56%
Singapore		3.32%
France		3.28%
Sweden		2.03%
Netherlands		1.18%
Canada		0.98%
Norway		0.59%
China		0.57%
Mexico		0.51%
Thailand		0.25%
Other Assets and Liabilities		0.27%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$406,159	$364,493		$41,666
		$—		$406,159	$364,493		$41,666

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	241		$—			$—	$—
	$241		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 1.22%		Shares Held	Value(000	's)	Principal
Money Market Funds - 1.22%					BONDS (continued)	Amount (000's) Value (000's)
Principal Government Money Market Fund		18,280,325	$18,280		Commercial Mortgage Backed Securities (continued)
1.55%(a),(b)					WFRBS Commercial Mortgage Trust 2014-
					C23
TOTAL INVESTMENT COMPANIES			$18,280		4.52%, 10/15/2057(c)	$9,700	$9,826
		Principal			WFRBS Commercial Mortgage Trust 2014-
BONDS - 29.57%		Amount (000's)	Value(000	's)	LC14
Commercial Mortgage Backed Securities - 11.43%					4.34%, 3/15/2047(c)	8,000	7,812
CD 2017-CD3 Mortgage Trust							$170,943
3.98%, 2/10/2050(c)		$4,500	$ 4,440		Home Equity Asset Backed Securities - 0.36%
Citigroup Commercial Mortgage Trust 2016-					ACE Securities Corp Mortgage Loan Trust
GC36					Series 2007-D1
4.92%, 2/10/2049(c)		4,400	4,417		6.93%, 2/25/2038(c),(e)	5,682	5,436
COMM 2014-CCRE19 Mortgage Trust
4.72%, 8/10/2047(c)		3,700	3,682		Mortgage Backed Securities - 16.87%
COMM 2014-UBS5 Mortgage Trust					Citigroup Mortgage Loan Trust 2015-PS1
4.77%, 9/10/2047(c)		11,680	11,677		5.25%, 9/25/2042(c),(e)	7,638	7,923
Freddie Mac Multifamily Structured Pass					CSMC Trust 2015-1
Through Certificates					3.94%, 1/25/2045(c),(e)	7,649	7,464
2.65%, 8/25/2026		7,680	7,295		EverBank Mortgage Loan Trust 18-1
3.29%, 11/25/2027		6,800	6,708		3.50%, 2/25/2048(c),(e)	5,050	4,955
3.44%, 12/25/2027		4,640	4,647		Fannie Mae Interest Strip
3.60%, 1/25/2028		11,240	11,373		3.50%, 12/25/2043(c),(d)	5,214	966
3.65%, 2/25/2028(c)		3,250	3,315		7.00%, 4/25/2024(d)	34	5
Ginnie Mae					Fannie Mae REMICS
0.38%, 10/16/2053 (c),(d)		15,121	516		1.38%, 7/25/2044(c),(d)	17,386	885
0.50%, 6/16/2052(c),(d)		27,318	654		1.46%, 6/25/2045(c),(d)	31,324	1,683
0.57%, 12/16/2053 (c),(d)		33,448	1,295		1.47%, 8/25/2044(c),(d)	33,878	1,554
0.57%, 12/16/2059 (c),(d)		47,642	2,806		2.50%, 4/25/2027	9	9
0.58%, 3/16/2060(c),(d)		24,944	1,579		1 Month LIBOR + 0.60%
0.59%, 8/16/2051(c),(d)		82,633	3,506		2.50%, 2/25/2028(d)	15,588	1,210
0.65%, 4/16/2047(c),(d)		86,740	3,832		3.00%, 7/25/2032(d)	12,652	1,672
0.66%, 8/16/2055(c),(d)		51,024	2,605		3.00%, 4/25/2042	7,875	7,659
0.67%, 10/16/2054 (c),(d)		47,236	1,421		3.00%, 2/25/2043	5,492	5,398
0.72%, 11/16/2052 (c),(d)		51,218	2,381		3.00%, 1/25/2046	9,130	9,003
0.73%, 11/16/2045 (c),(d)		37,965	1,756		3.50%, 6/25/2033(d)	15,091	2,180
0.73%, 6/16/2054(c),(d)		61,847	2,126		3.50%, 4/25/2034(d)	16,057	2,186
0.77%, 2/16/2053(c),(d)		41,480	1,793		3.50%, 2/25/2036(d)	9,805	1,628
0.77%, 10/16/2054 (c),(d)		59,774	2,377		3.50%, 1/25/2040(d)	16,656	2,020
0.80%, 9/16/2053(c),(d)		44,883	1,953		3.50%, 11/25/2042	9,708	9,825
0.81%, 2/16/2053(c),(d)		113,709	6,062		3.50%, 2/25/2043(d)	18,101	2,739
0.83%, 1/16/2056(c),(d)		21,514	1,165		3.50%, 2/25/2043	1,109	1,120
0.83%, 10/16/2056 (c),(d)		33,647	1,912		3.50%, 7/25/2043(d)	13,874	1,854
0.84%, 3/16/2052(c),(d)		58,912	3,277		3.50%, 8/25/2045	2,931	2,833
0.88%, 2/16/2046(c),(d)		65,841	3,308		4.00%, 6/25/2039	10,000	10,178
0.91%, 6/16/2057(c),(d)		15,318	1,091		4.00%, 12/25/2039(d)	8,874	1,173
2.60%, 5/16/2059		4,150	3,914		4.00%, 3/25/2045	6,411	6,704
2.60%, 3/16/2060		7,761	7,320		4.00%, 4/25/2047	3,133	3,217
GS Mortgage Securities Trust 2011-GC5					4.50%, 4/25/2045(d)	26,662	6,637
5.56%, 8/10/2044(c),(e)		4,624	4,503		7.00%, 4/25/2032	944	1,049
GS Mortgage Securities Trust 2013-GC13					9.00%, 5/25/2020	7	8
4.23%, 7/10/2046(c),(e)		5,000	4,571		Freddie Mac REMICS
GS Mortgage Securities Trust 2014-GC20					1.51%, 4/15/2040(c),(d)	32,319	1,605
5.02%, 4/10/2047(c)		2,000	1,907		1.62%, 10/15/2040(c),(d)	27,765	1,181
GS Mortgage Securities Trust 2014-GC24					2.50%, 11/15/2032	5,404	5,154
4.66%, 9/10/2047(c)		4,200	4,132		2.50%, 2/15/2043	2,825	2,701
JP Morgan Chase Commercial Mortgage					2.80%, 2/15/2021	2	2
Securities Trust 2013-C16					1 Month LIBOR + 0.90%
5.11%, 12/15/2046 (c)		8,000	8,377		3.00%, 11/15/2030(d)	6,133	427
Wells Fargo Commercial Mortgage Trust					3.00%, 6/15/2040	5,543	5,489
2014-L	C16				3.00%, 10/15/2042	1,806	1,789
4.46%, 8/15/2050		500	493		3.00%, 5/15/2044	1,588	1,475
Wells Fargo Commercial Mortgage Trust					3.00%, 4/15/2046	3,139	3,065
2015	-C31				3.00%, 11/15/2046	3,873	3,807
4.76%, 11/15/2048 (c)		6,000	6,021		3.50%, 3/15/2029	4,391	4,445
Wells Fargo Commercial Mortgage Trust					3.50%, 4/15/2040(d)	9,487	840
2016-L	C25				3.50%, 5/15/2043	3,902	3,928
4.58%, 12/15/2059 (c)		1,000	1,005		3.50%, 8/15/2043	5,475	5,453
WFRBS Commercial Mortgage Trust 2013-					3.50%, 9/15/2043	7,680	7,556
C14					4.00%, 5/15/2039	4,825	4,912
4.13%, 6/15/2046(c),(e)		2,500	2,262		4.00%, 11/15/2042(d)	11,525	2,039
WFRBS Commercial Mortgage Trust 2014-					4.00%, 1/15/2045	6,809	6,968
C22					4.00%, 4/15/2045	2,875	2,918
4.06%, 9/15/2057(c),(e)		4,840	3,831		6.50%, 8/15/2027	84	87

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Freddie Mac Strips			4.00%, 7/1/2043	$4,518	$4,652
3.00%, 10/15/2027 (d)	$13,504	$1,204	4.00%, 9/1/2044	5,564	5,729
Ginnie Mae			4.00%, 10/1/2045	9,518	9,787
0.73%, 9/20/2037(c),(d)	25,858	968	4.00%, 8/1/2047	13,522	13,904
3.00%, 5/16/2037	14,000	13,887	4.50%, 4/1/2041	5,176	5,482
3.00%, 4/20/2047	3,214	2,733	4.50%, 11/1/2043	5,188	5,496
3.25%, 5/20/2045	5,238	5,102	5.00%, 10/1/2025	59	62
3.50%, 8/20/2039(d)	21,420	2,336	5.00%, 12/1/2032	60	64
3.50%, 10/20/2041 (d)	13,714	1,706	5.00%, 2/1/2033	506	541
3.50%, 1/20/2043(d)	18,168	3,824	5.00%, 1/1/2034	4,562	4,887
3.50%, 5/20/2043(d)	11,775	2,400	5.00%, 5/1/2034	101	107
3.50%, 10/20/2044 (d)	22,369	3,724	5.00%, 7/1/2035	45	48
4.00%, 2/20/2034	5,233	5,301	5.00%, 7/1/2035	2	2
4.00%, 11/16/2038	488	496	5.00%, 10/1/2035	10	10
4.00%, 10/20/2043 (d)	22,656	3,443	5.00%, 11/1/2035	382	409
4.00%, 4/20/2044(d)	6,539	1,188	5.00%, 7/1/2044	3,597	3,869
4.00%, 4/20/2046(d)	15,162	3,217	5.50%, 3/1/2029	1	1
5.00%, 11/20/2039	3,805	4,064	5.50%, 5/1/2033	9	10
JP Morgan Mortgage Trust 2016-4			5.50%, 10/1/2033	14	15
3.50%, 10/25/2046 (c),(e)	4,871	4,765	5.50%, 12/1/2033	349	382
New Residential Mortgage Loan Trust 2015-			5.50%, 7/1/2037	20	22
2			5.50%, 4/1/2038	8	9
5.56%, 8/25/2055(c),(e)	6,056	6,443	5.50%, 5/1/2038	46	50
Sequoia Mortgage Trust 2013-2			6.00%, 1/1/2021	26	27
3.64%, 2/25/2043(c)	7,735	7,639	6.00%, 6/1/2028	7	8
Sequoia Mortgage Trust 2017-5			6.00%, 5/1/2031	81	91
3.50%, 8/25/2047(c),(e)	1,544	1,506	6.00%, 10/1/2031	2	3
Sequoia Mortgage Trust 2018-5			6.00%, 2/1/2032	16	18
3.50%, 5/25/2048(c),(e),(f)	5,000	4,842	6.00%, 9/1/2032	145	160
		$252,366	6.00%, 11/1/2033	383	424
Other Asset Backed Securities - 0.91%			6.00%, 11/1/2033	249	275
CNH Equipment Trust 2016-C			6.00%, 9/1/2034	72	81
1.76%, 9/15/2023	1,600	1,554	6.00%, 2/1/2035	72	80
TAL Advantage V LLC			6.00%, 10/1/2036	48	53
3.33%, 5/20/2039(e)	3,817	3,786	6.00%, 3/1/2037	94	104
Towd Point Mortgage Trust 2015-1			6.00%, 5/1/2037	134	152
4.25%, 10/25/2053 (c),(e)	5,000	5,224	6.00%, 1/1/2038	10	11
Towd Point Mortgage Trust 2017-6			6.00%, 3/1/2038	38	42
3.25%, 10/25/2057 (c),(e)	3,200	2,963	6.00%, 4/1/2038	118	132
		$13,527	6.00%, 7/1/2038	140	155
TOTAL BONDS		$442,272	6.00%, 10/1/2038	112	125
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 9/1/2039	4,044	4,573
AGENCY OBLIGATIONS - 69.39%	Amount (000's) Value (000's)		6.50%, 12/1/2021	111	118
Federal Home Loan Mortgage Corporation (FHLMC) - 14.81%			6.50%, 4/1/2022	114	120
2.50%, 8/1/2027	$1,486	$1,455	6.50%, 5/1/2022	58	59
2.50%, 2/1/2028	4,604	4,508	6.50%, 8/1/2022	30	32
3.00%, 2/1/2027	4,065	4,062	6.50%, 5/1/2023	67	68
3.00%, 4/1/2035	2,738	2,699	6.50%, 7/1/2023	2	2
3.00%, 10/1/2042	8,011	7,799	6.50%, 1/1/2024	2	2
3.00%, 10/1/2042	6,677	6,501	6.50%, 7/1/2025	1	1
3.00%, 5/1/2043	2,862	2,783	6.50%, 9/1/2025	1	1
3.00%, 7/1/2045	7,865	7,621	6.50%, 10/1/2025	1	1
3.00%, 10/1/2046	9,272	8,985	6.50%, 3/1/2029	42	47
3.00%, 1/1/2047	7,680	7,442	6.50%, 4/1/2031	163	183
3.50%, 11/1/2026	2,504	2,537	6.50%, 10/1/2031	58	66
3.50%, 2/1/2032	4,451	4,509	6.50%, 2/1/2032	9	10
3.50%, 4/1/2032	3,926	3,977	6.50%, 4/1/2032	8	9
3.50%, 12/1/2041	2,802	2,805	6.50%, 4/1/2035	5	6
3.50%, 4/1/2042	8,258	8,268	6.50%, 2/1/2037	29	33
3.50%, 7/1/2042	9,298	9,309	7.00%, 7/1/2024	2	2
3.50%, 8/1/2043	6,196	6,203	7.00%, 1/1/2028	310	330
3.50%, 2/1/2044	7,208	7,199	7.00%, 6/1/2029	103	114
3.50%, 4/1/2044	7,221	7,229	7.00%, 1/1/2031	1	1
3.50%, 8/1/2045	7,531	7,524	7.00%, 4/1/2031	70	76
3.50%, 7/1/2046	10,766	10,757	7.00%, 10/1/2031	87	95
3.50%, 1/1/2047	14,817	14,788	7.00%, 4/1/2032	156	173
3.50%, 1/1/2048	7,267	7,259	7.50%, 12/1/2030	3	3
3.72%, 10/1/2032	1	2	7.50%, 2/1/2031	16	17
12 Month LIBOR + 1.98%			7.50%, 2/1/2031	2	2
4.00%, 12/1/2041	4,915	5,061	8.50%, 7/1/2029	76	81
4.00%, 7/1/2042	3,450	3,553			$221,542
4.00%, 9/15/2042	2,888	3,003

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) - 41.86%				Federal National Mortgage Association (FNMA) (continued)
2.00%, 8/1/2028	$2,668	$2,570		4.00%, 8/1/2043	$7,863	$8,098
2.00%, 7/1/2030	6,793	6,449		4.00%, 8/1/2043	4,340	4,470
2.00%, 12/1/2031	6,984	6,630		4.00%, 10/1/2043	5,691	5,848
2.50%, 6/1/2027	5,536	5,429		4.00%, 4/1/2044	3,037	3,127
2.50%, 5/1/2028	2,418	2,370		4.00%, 8/1/2044	10,834	11,159
2.50%, 8/1/2028	3,307	3,241		4.00%, 8/1/2044	4,204	4,330
2.50%, 3/1/2030	7,216	7,045		4.00%, 11/1/2044	3,296	3,395
2.50%, 12/1/2031	9,233	8,989		4.00%, 12/1/2044	6,795	6,999
3.00%, 4/1/2027	3,869	3,862		4.00%, 2/1/2045	5,617	5,785
3.00%, 5/1/2029	6,213	6,183		4.00%, 7/1/2045	6,508	6,661
3.00%, 1/1/2030	536	533		4.00%, 8/1/2045	6,584	6,782
3.00%, 8/1/2031	10,759	10,699		4.00%, 9/1/2045	11,430	11,775
3.00%, 2/1/2037	6,290	6,179		4.00%, 5/1/2046	13,567	13,940
3.00%, 10/1/2042	5,887	5,734		4.00%, 7/1/2047	8,537	8,796
3.00%, 11/1/2042	8,231	8,015		4.00%, 10/1/2047	7,026	7,222
3.00%, 12/1/2042	6,109	5,947		4.00%, 12/1/2047	5,859	6,031
3.00%, 12/1/2042	6,265	6,099		4.50%, 12/1/2019	10	10
3.00%, 1/1/2043	6,059	5,898		4.50%, 1/1/2020	45	45
3.00%, 1/1/2043	5,339	5,199		4.50%, 9/1/2025	1,740	1,806
3.00%, 2/1/2043	6,306	6,137		4.50%, 8/1/2039	3,267	3,444
3.00%, 4/1/2043	7,516	7,241		4.50%, 3/1/2041	3,955	4,163
3.00%, 6/1/2043	11,429	11,128		4.50%, 3/1/2042	8,943	9,458
3.00%, 8/1/2043	7,531	7,332		4.50%, 9/1/2043	7,406	7,836
3.00%, 7/1/2045	3,113	3,017		4.50%, 9/1/2043	4,731	5,004
3.00%, 1/1/2046	6,061	5,879		4.50%, 9/1/2043	4,162	4,403
3.00%, 5/1/2046	5,961	5,783		4.50%, 11/1/2043	6,626	7,009
3.00%, 7/1/2046	8,322	8,052		4.50%, 9/1/2044	5,478	5,796
3.00%, 9/1/2046	6,907	6,702		4.50%, 10/1/2044	3,688	3,898
3.00%, 10/1/2046	7,882	7,633		4.50%, 12/1/2044	9,265	9,802
3.00%, 11/1/2046	12,348	11,978		4.50%, 5/1/2045	4,051	4,286
3.00%, 12/1/2046	12,627	12,235		4.50%, 9/1/2045	6,151	6,493
3.00%, 12/1/2046	9,143	8,845		4.50%, 11/1/2045	9,579	10,106
3.00%, 1/1/2047	7,084	6,872		5.00%, 11/1/2018	8	8
3.35%, 12/1/2033	100	105		5.00%, 4/1/2019	7	7
12 Month LIBOR + 1.60%				5.00%, 1/1/2026	69	73
3.50%, 8/1/2031	5,469	5,544		5.00%, 4/1/2035	173	187
3.50%, 2/1/2042	6,642	6,662		5.00%, 5/1/2035	81	87
3.50%, 6/1/2042	3,409	3,410		5.00%, 7/1/2035	27	29
3.50%, 7/1/2042	5,310	5,311		5.00%, 2/1/2038	2,133	2,309
3.50%, 9/1/2042	8,954	8,957		5.00%, 3/1/2038	1,377	1,491
3.50%, 11/1/2042	5,407	5,409		5.00%, 2/1/2040	7,359	7,977
3.50%, 2/1/2043	2,255	2,262		5.00%, 5/1/2040	2,932	3,178
3.50%, 5/1/2043	5,412	5,414		5.00%, 7/1/2040	1,889	2,048
3.50%, 5/1/2043	2,838	2,839		5.00%, 7/1/2041	8,453	9,160
3.50%, 10/1/2044	7,203	7,207		5.00%, 2/1/2044	3,679	3,976
3.50%, 11/1/2044	6,230	6,233		5.00%, 6/1/2044	3,884	4,196
3.50%, 3/1/2045	3,363	3,353		5.50%, 6/1/2019	1	2
3.50%, 3/1/2045	5,879	5,881		5.50%, 6/1/2019	2	2
3.50%, 6/1/2045	7,478	7,481		5.50%, 7/1/2019	1	1
3.50%, 8/1/2045	6,351	6,354		5.50%, 7/1/2019	3	3
3.50%, 9/1/2045	5,549	5,533		5.50%, 7/1/2019	1	1
3.50%, 10/1/2045	6,358	6,361		5.50%, 7/1/2019	8	8
3.50%, 11/1/2045	11,850	11,853		5.50%, 8/1/2019	1	1
3.50%, 1/1/2046	5,587	5,589		5.50%, 8/1/2019	6	6
3.50%, 3/1/2046	7,896	7,899		5.50%, 9/1/2019	6	6
3.50%, 4/1/2046	8,259	8,262		5.50%, 6/1/2026	66	72
3.50%, 12/1/2046	9,054	9,028		5.50%, 5/1/2033	84	86
3.50%, 10/1/2047	5,772	5,775		5.50%, 7/1/2033	658	726
3.50%, 10/1/2047	4,595	4,568		5.50%, 9/1/2033	324	357
3.88%, 11/1/2033	10	10		5.50%, 2/1/2037	6	7
6 Month LIBOR + 2.26%				5.50%, 12/1/2037	1,014	1,117
4.00%, 1/1/2034	1,446	1,495		5.50%, 3/1/2038	342	375
4.00%, 10/1/2037	7,261	7,476		5.50%, 3/1/2038	235	259
4.00%, 9/1/2040	2,920	2,997		6.00%, 8/1/2018	12	12
4.00%, 2/1/2042	2,372	2,438		6.00%, 12/1/2022	10	11
4.00%, 1/1/2043	2,278	2,346		6.00%, 3/1/2029	43	48
4.00%, 3/1/2043	4,311	4,425		6.00%, 12/1/2031	2	2
				6.00%, 12/1/2031	2	2
				6.00%, 1/1/2032	140	147
				6.00%, 11/1/2032	7	7
				6.00%, 4/1/2033	213	227
				6.00%, 3/1/2034	138	153

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 9/1/2034	$625	$664	5.50%, 3/20/2034	$1,146	$1,257
6.00%, 11/1/2037	11	13	5.50%, 5/20/2035	121	133
6.00%, 2/1/2038	80	89	6.00%, 10/15/2023	73	82
6.00%, 3/1/2038	54	60	6.00%, 11/15/2023	12	14
6.00%, 8/1/2038	535	598	6.00%, 11/15/2023	28	31
6.00%, 4/1/2039	736	835	6.00%, 12/15/2023	8	8
6.50%, 9/1/2024	161	179	6.00%, 3/15/2024	12	13
6.50%, 8/1/2028	20	22	6.00%, 4/20/2026	40	44
6.50%, 12/1/2028	36	40	6.00%, 10/20/2028	5	6
6.50%, 2/1/2029	20	22	6.00%, 2/20/2029	68	76
6.50%, 3/1/2029	27	30	6.00%, 9/15/2032	63	71
6.50%, 4/1/2029	24	26	6.00%, 2/15/2033	18	20
6.50%, 6/1/2031	71	79	6.00%, 7/20/2033	906	1,018
6.50%, 6/1/2031	82	90	6.00%, 8/15/2038	68	76
6.50%, 6/1/2031	65	73	6.50%, 9/15/2023	16	18
6.50%, 12/1/2031	2	2	6.50%, 9/15/2023	10	11
6.50%, 1/1/2032	31	35	6.50%, 9/15/2023	4	4
6.50%, 4/1/2032	20	23	6.50%, 10/15/2023	14	15
6.50%, 4/1/2032	205	228	6.50%, 12/15/2023	9	10
6.50%, 8/1/2032	108	120	6.50%, 12/15/2023	13	15
6.50%, 11/1/2032	103	108	6.50%, 12/15/2023	4	4
6.50%, 11/1/2032	375	405	6.50%, 12/15/2023	15	16
6.50%, 2/1/2033	149	166	6.50%, 1/15/2024	4	4
6.50%, 4/1/2036	5	6	6.50%, 1/15/2024	23	26
6.50%, 8/1/2036	83	93	6.50%, 1/15/2024	5	6
6.50%, 8/1/2036	51	56	6.50%, 1/15/2024	4	4
6.50%, 10/1/2036	36	40	6.50%, 1/15/2024	11	12
6.50%, 11/1/2036	28	31	6.50%, 1/15/2024	2	2
6.50%, 7/1/2037	18	21	6.50%, 3/15/2024	12	14
6.50%, 7/1/2037	33	37	6.50%, 4/15/2024	9	11
6.50%, 8/1/2037	402	449	6.50%, 4/20/2024	6	6
6.50%, 8/1/2037	38	43	6.50%, 7/15/2024	25	28
6.50%, 2/1/2038	31	35	6.50%, 1/15/2026	5	6
6.50%, 5/1/2038	5	5	6.50%, 3/15/2026	8	9
7.00%, 5/1/2022	8	8	6.50%, 7/20/2026	2	2
7.00%, 8/1/2028	61	67	6.50%, 10/20/2028	7	8
7.00%, 12/1/2028	61	67	6.50%, 3/20/2031	59	67
7.00%, 7/1/2029	65	73	6.50%, 4/20/2031	48	54
7.00%, 11/1/2031	152	164	6.50%, 7/15/2031	1	1
7.00%, 7/1/2032	133	144	6.50%, 10/15/2031	10	12
7.50%, 12/1/2024	84	89	6.50%, 7/15/2032	3	3
7.50%, 7/1/2029	12	12	6.50%, 5/20/2034	547	616
7.50%, 2/1/2030	69	73	6.80%, 4/20/2025	30	30
7.50%, 1/1/2031	1	1	7.00%, 11/15/2022	3	3
7.50%, 8/1/2032	9	10	7.00%, 12/15/2022	23	24
8.50%, 9/1/2025	1	1	7.00%, 1/15/2023	12	12
9.00%, 9/1/2030	11	11	7.00%, 1/15/2023	5	5
		$626,166	7.00%, 1/15/2023	2	2
Government National Mortgage Association (GNMA) - 7.77%			7.00%, 2/15/2023	16	16
3.00%, 11/15/2042	7,346	7,200	7.00%, 7/15/2023	6	6
3.00%, 11/15/2042	5,154	5,058	7.00%, 7/15/2023	9	10
3.00%, 12/15/2042	5,142	5,055	7.00%, 7/15/2023	6	6
3.00%, 2/15/2043	5,766	5,652	7.00%, 8/15/2023	12	13
3.00%, 9/20/2046	7,827	7,659	7.00%, 10/15/2023	3	3
3.00%, 11/20/2046	5,400	5,277	7.00%, 12/15/2023	6	7
3.50%, 8/20/2042	5,113	5,134	7.00%, 12/15/2023	11	12
3.50%, 5/15/2043	8,697	8,755	7.00%, 1/15/2026	9	9
3.50%, 6/20/2043	5,857	5,891	7.00%, 1/15/2027	12	12
3.50%, 8/15/2043	6,925	6,965	7.00%, 10/15/2027	1	1
3.50%, 4/20/2045	5,428	5,445	7.00%, 10/15/2027	1	1
3.50%, 9/20/2045	7,687	7,717	7.00%, 10/15/2027	8	8
3.50%, 2/20/2047	2,460	2,465	7.00%, 12/15/2027	4	4
3.50%, 5/20/2047	7,103	7,164	7.00%, 12/15/2027	1	2
4.00%, 8/15/2041	4,508	4,676	7.00%, 2/15/2028	1	1
4.00%, 9/15/2041	7,248	7,526	7.00%, 4/15/2028	2	2
4.00%, 3/15/2044	4,629	4,815	7.00%, 6/15/2028	101	109
4.00%, 10/20/2044	4,318	4,448	7.00%, 12/15/2028	61	65
5.00%, 2/15/2034	136	146	7.00%, 1/15/2029	44	47
5.00%, 10/15/2039	2,901	3,117	7.00%, 3/15/2029	23	23
5.50%, 7/20/2033	1,131	1,241	7.00%, 4/15/2029	158	169
			7.00%, 4/15/2029	10	10
			7.00%, 5/15/2031	7	7

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(h) Security is a Principal Only Strip.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)

7.00%, 7/15/2031	$1	$1	Portfolio Summary (unaudited)
7.00%, 9/15/2031	1	1	Sector	Percent
7.50%, 12/15/2021	12	12
7.50%, 2/15/2022	4	4	Mortgage Securities	92.74%
7.50%, 3/15/2022	5	5	Government	4.95%
7.50%, 4/15/2022	2	2	Asset Backed Securities	1.27%
7.50%, 4/15/2022	16	16	Investment Companies	1.22%
7.50%, 8/15/2022	1	1	Other Assets and Liabilities	(0.18)%
7.50%, 8/15/2022	10	10	TOTAL NET ASSETS	100.00%
7.50%, 8/15/2022	2	2
7.50%, 2/15/2023	6	6
7.50%, 5/15/2023	1	1
7.50%, 5/15/2023	6	6
7.50%, 6/15/2023	10	10
7.50%, 11/15/2023	5	5
7.50%, 3/15/2024	10	10
7.50%, 8/15/2024	1	1
7.50%, 5/15/2027	14	14
7.50%, 5/15/2027	5	5
7.50%, 6/15/2027	9	9
7.50%, 8/15/2029	33	37
7.50%, 10/15/2029	16	16
7.50%, 11/15/2029	44	45
8.00%, 2/15/2022	13	14
8.00%, 4/15/2022	3	3
8.00%, 12/15/2030	5	6
9.00%, 11/15/2021	20	21
9.50%, 9/20/2018	2	2
9.50%, 8/15/2021	15	15
		$116,138
U.S. Treasury - 4.52%
2.00%, 2/15/2025	3,700	3,496
2.13%, 12/31/2022	4,920	4,780
3.13%, 5/15/2021	18,000	18,247
4.25%, 11/15/2040	8,710	10,410
4.50%, 2/15/2036	6,000	7,261
5.25%, 11/15/2028	9,600	11,601
6.25%, 8/15/2023	10,100	11,807
		$67,602
U.S. Treasury Strip - 0.43%
0.00%, 5/15/2020(g),(h)	6,800	6,475

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,037,923
Total Investments		$1,498,475
Other Assets and Liabilities - (0.18)%		$(2,740)
TOTAL NET ASSETS - 100.00%		$1,495,735

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Security is an Interest Only Strip.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,474 or 4.71% of net assets.
(f)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,842 or 0.32% of net assets.
(g)	Non-income producing security

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$146,871	$128,591		$18,280
		$—		$146,871	$128,591		$18,280

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$78		$—			$—	$—
	$78		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Government Money Market Fund April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 8.20%	Shares Held	Value (000's)		Principal
Money Market Funds - 8.20%			BONDS (continued)	Amount (000's)	Value (000's)
Deutsche Government Money Market Series	70,400,000	$70,400	Finance - Mortgage Loan/Banker (continued)
1.65%(a)			Freddie Mac Discount Notes
Goldman Sachs Financial Square Funds -	70,000,000	70,000	1.70%, 7/9/2018	$39,620	$39,491
Government Fund 1.62%(a)			1.74%, 7/16/2018	26,635	26,537
Morgan Stanley Institutional Liquidity Funds -	75,500,000	75,500			$2,400,895
Government Portfolio 1.62%(a)			TOTAL BONDS		$2,400,895
STIT-Government & Agency Portfolio	74,200,000	74,200	U.S. GOVERNMENT & GOVERNMENT	Principal
1.66%(a)			AGENCY OBLIGATIONS - 7.62%	Amount (000's)	Value (000's)
		$290,100	U.S. Treasury Bill - 7.62%
TOTAL INVESTMENT COMPANIES		$290,100	1.67%, 5/24/2018	$50,000	$49,947
	Principal		1.41%, 5/3/2018	80,000	79,994
BONDS - 67.89%	Amount (000's)	Value (000's)	1.55%, 7/12/2018	40,000	39,876
Finance - Mortgage Loan/Banker - 67.89%			1.67%, 6/28/2018	50,000	49,866
Fannie Mae Discount Notes			1.67%, 7/5/2018	50,000	49,849
1.42%, 5/7/2018	$40,000	$39,991			$269,532
1.63%, 5/23/2018	21,550	21,529	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
1.68%, 6/4/2018	10,000	9,984	OBLIGATIONS		$269,532
1.69%, 5/29/2018	8,000	7,990		Maturity
1.70%, 7/11/2018	25,000	24,916	REPURCHASE AGREEMENTS - 16.40%	Amount (000's)	Value (000's)
Federal Home Loan Bank Discount Notes			Banks - 16.40%
1.41%, 5/11/2018	66,000	65,972	Bank of Montreal Repurchase Agreement;	$100,005	$100,000
1.43%, 5/4/2018	70,000	69,991	1.68% dated 4/30/2018 maturing 5/1/2018
1.46%, 5/2/2018	184,175	184,167	(collateralized by US Government
1.49%, 6/20/2018	27,785	27,727	Securities; $102,000,032; 0.63% - 2.63%;
1.54%, 5/9/2018	76,000	75,973	dated 09/30/2018 - 02/15/2025)
1.59%, 5/1/2018	80,000	80,000	Barclays Capital Repurchase Agreement;	80,004	80,000
1.61%, 5/16/2018	75,387	75,335	1.72% dated 4/30/2018 maturing 5/1/2018
1.61%, 5/18/2018	40,000	39,968	(collateralized by US Government
1.62%, 5/10/2018	55,000	54,977	Securities; $81,600,042; 0.00% - 2.00%;
1.63%, 5/14/2018	48,900	48,871	dated 05/31/2024 - 11/15/2024)
1.63%, 5/21/2018	42,000	41,962	Goldman Sachs Repurchase Agreement;	100,005	100,000
1.64%, 5/17/2018	26,500	26,481	1.71% dated 4/30/2018 maturing 5/1/2018
1.64%, 5/30/2018	30,000	29,960	(collateralized by US Government
1.64%, 5/31/2018	50,000	49,932	Securities; $102,000,039; 0.13% - 7.63%;
1.65%, 5/8/2018	50,000	49,984	dated 05/28/2019 - 08/15/2029)
1.65%, 5/23/2018	30,000	29,969	Merrill Lynch Repurchase Agreement; 1.72%	100,005	100,000
1.65%, 6/1/2018	75,000	74,891	dated 4/30/2018 maturing 5/1/2018
1.66%, 5/22/2018	70,000	69,931	(collateralized by US Government
1.67%, 6/6/2018	40,000	39,933	Securities; $102,004,529; 3.20% - 6.25%;
1.67%, 6/11/2018	40,000	39,924	dated 01/26/2027 - 03/23/2038)
1.68%, 6/5/2018	25,000	24,959	Mizuho Securities Repurchase Agreement;	100,005	100,000
1.68%, 6/8/2018	62,200	62,091	1.71% dated 4/30/2018 maturing 5/1/2018
1.69%, 5/25/2018	51,000	50,943	(collateralized by US Government
1.70%, 5/15/2018	35,000	34,977	Securities; $102,000,045; 0.00% - 1.50%;
1.70%, 6/4/2018	30,000	29,952	dated 07/12/2018 - 02/28/2019)
1.70%, 6/19/2018	11,200	11,174	Royal Bank of Canada Repurchase	100,005	100,000
1.72%, 6/22/2018	25,000	24,938	Agreement; 1.68% dated 4/30/2018
1.72%, 7/3/2018	31,709	31,614	maturing 5/1/2018 (collateralized by US
1.72%, 7/6/2018	20,000	19,937	Government Securities; $102,000,097;
1.72%, 7/11/2018	20,000	19,932	0.13% - 1.13%; dated 05/31/2019 -
1.73%, 7/2/2018	30,000	29,911	04/15/2021)
1.74%, 6/13/2018	50,000	49,896			$580,000
1.74%, 6/15/2018	50,000	49,891	TOTAL REPURCHASE AGREEMENTS		$580,000
1.74%, 6/21/2018	65,000	64,844	Total Investments		$3,540,527
1.74%, 7/13/2018	62,000	61,780	Other Assets and Liabilities - (0.11)%		$(4,105)
1.75%, 5/29/2018	62,281	62,199	TOTAL NET ASSETS - 100.00%		$3,536,422
1.77%, 7/5/2018	56,000	55,822
1.77%, 8/3/2018	50,000	49,769
1.77%, 8/8/2018	25,711	25,586	(a) Current yield shown is as of period end.
1.79%, 7/18/2018	30,000	29,884
1.80%, 6/18/2018	20,000	19,952
1.81%, 8/15/2018	40,000	39,787
1.82%, 7/27/2018	30,000	29,868	Portfolio Summary (unaudited)
1.84%, 7/20/2018	10,000	9,959	Sector		Percent
1.86%, 7/24/2018	30,000	29,873	Government		75.51%
1.86%, 7/25/2018	25,000	24,891	Financial		16.40%
Freddie Mac Discount Notes			Investment Companies		8.20%
1.54%, 5/7/2018	20,000	19,995	Other Assets and Liabilities		(0.11)%
1.80%, 6/20/2018	25,000	24,937	TOTAL NET ASSETS		100.00%
1.81%, 7/30/2018	22,000	21,901
1.82%, 7/23/2018	43,429	43,247

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2018 (unaudited)

COMMON STOCKS - 1.01%	Shares Held	Value (000's)		Principal
Energy - Alternate Sources - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Ogden Corp (a),(b),(c)	5,000,000	$—	Banks (continued)
			CIT Group Inc
Oil & Gas - 1.01%			5.00%, 8/15/2022	$8,500	$8,691
Chaparral Energy Inc - A Shares (a),(d)	810,093	15,189	5.25%, 3/7/2025	1,270	1,297
Chaparral Energy Inc - A Shares (a),(c),(d)	6,193	116	5.80%, 12/31/2049(j),(k)	4,515	4,493
Chaparral Energy Inc - B Shares (a),(c),(d)	170,356	3,194	3 Month LIBOR + 3.97%
Patterson-UTI Energy Inc	691,815	14,819	6.13%, 3/9/2028	2,540	2,629
		$33,318	ING Groep NV
Telecommunications - 0.00%			6.00%, 12/31/2049(j),(k)	8,430	8,609
Goodman Networks Inc (a),(b),(c),(d)	250,990	—	USSW5 Index Spread + 4.45%
			JPMorgan Chase & Co
TOTAL COMMON STOCKS		$33,318	4.62%, 12/31/2049(j),(k)	17,995	16,870
INVESTMENT COMPANIES - 3.33%	Shares Held	Value (000's)	3 Month LIBOR + 2.58%
Money Market Funds - 3.33%					$51,835
Principal Government Money Market Fund	109,791,963	109,792	Building Materials - 1.67%
1.55%(e),(f)			BMC East LLC
			5.50%, 10/1/2024(g)	9,540	9,457
TOTAL INVESTMENT COMPANIES		$109,792	Boise Cascade Co
			5.63%, 9/1/2024(g)	8,655	8,763
PREFERRED STOCKS - 0.22%	Shares Held	Value (000's)
Agriculture - 0.21%			Cemex SAB de CV
Pinnacle Operating Corp 0.00% (a),(b),(c),(d)	11,469,815	$6,767	5.70%, 1/11/2025(g)	7,625	7,716
			6.13%, 5/5/2025(g)	4,000	4,140
Telecommunications - 0.01%			Jeld-Wen Inc
Goodman Networks Inc 0.00% (a),(b),(c),(d)	298,619	373	4.63%, 12/15/2025(g)	4,030	3,859
			4.88%, 12/15/2027(g)	2,465	2,323
TOTAL PREFERRED STOCKS		$7,140	Norbord Inc
			5.38%, 12/1/2020(g)	10,175	10,506

	Principal		Standard Industries Inc/NJ
BONDS - 87.53%	Amount (000's) Value (000's)		4.75%, 1/15/2028 (g)	8,820	8,225
Aerospace & Defense - 0.85%
Air 2 US					$54,989
8.63%, 10/1/2020(g)	$1,284	$1,292	Chemicals - 2.80%
BBA US Holdings Inc			Aruba Investments Inc
			8.75%, 2/15/2023(g)	11,725	12,194
5.38%, 5/1/2026(g)	2,890	2,906
Triumph Group Inc			Blue Cube Spinco Inc
7.75%, 8/15/2025	23,190	23,770	9.75%, 10/15/2023	5,350	6,153
		$27,968	CF Industries Inc
			5.15%, 3/15/2034	13,265	12,121
Agriculture - 0.46%			Consolidated Energy Finance SA
Pinnacle Operating Corp			6.75%, 10/15/2019(g)	8,753	8,915
9.00%, 5/15/2023(g)	16,469	15,234
			6.88%, 6/15/2025(g)	20,910	21,746
			GCP Applied Technologies Inc
Airlines - 0.10%			5.50%, 4/15/2026(g)	11,130	11,074

American Airlines 2015-1 Class B Pass			NOVA Chemicals Corp
Through Trust			5.25%, 6/1/2027 (g)	10,415	10,025
3.70%, 11/1/2024	2,139	2,094
US Airways 2001-1G Pass Through Trust			Olin Corp
7.08%, 9/20/2022	994	1,058	5.00%, 2/1/2030	2,165	2,062
			Platform Specialty Products Corp
		$3,152	5.88%, 12/1/2025(g)	6,305	6,147
Automobile Manufacturers - 1.41%			6.50%, 2/1/2022(g)	1,980	2,030
Jaguar Land Rover Automotive PLC					$92,467
3.50%, 3/15/2020(g)	7,400	7,387
4.50%, 10/1/2027(g)	7,565	6,809	Coal - 0.27%

Mclaren Finance PLC			Alliance Resource Operating Partners LP /
5.75%, 8/1/2022 (g)	3,010	3,010	Alliance Resource Finance Corp
			7.50%, 5/1/2025(g)	8,415	8,867
Navistar International Corp
6.63%, 11/1/2025(g)	28,228	29,287
			Commercial Services - 1.61%
		$46,493	Ahern Rentals Inc
Automobile Parts & Equipment - 1.24%			7.38%, 5/15/2023(g)	16,595	16,014
Allison Transmission Inc
4.75%, 10/1/2027(g)	1,575	1,483	Garda World Security Corp
			8.75%, 5/15/2025(g)	14,630	15,284
5.00%, 10/1/2024(g)	7,180	7,052
			TMS International Corp
American Axle & Manufacturing Inc			7.25%, 8/15/2025(g)	9,950	10,298
6.25%, 4/1/2025	19,180	19,174	United Rentals North America Inc
Dana Financing Luxembourg Sarl			4.63%, 10/15/2025	6,135	5,951
6.50%, 6/1/2026(g)	1,680	1,743
			4.88%, 1/15/2028	2,815	2,667
Dana Inc			5.88%, 9/15/2026	2,720	2,836
5.50%, 12/15/2024	8,530	8,679			$53,050
IHO Verwaltungs GmbH
4.75%, PIK 0.00%, 9/15/2026(g),(h),(i)	2,985	2,858	Computers - 1.14%
			Dell International LLC / EMC Corp
		$40,989	7.13%, 6/15/2024(g)	29,550	31,471
Banks - 1.57%			West Corp
Barclays PLC			8.50%, 10/15/2025(g)	6,240	6,021
4.84%, 5/9/2028	9,515	9,246			$37,492

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Consumer Products - 0.57%			Entertainment (continued)
ACCO Brands Corp			GLP Capital LP / GLP Financing II Inc
5.25%, 12/15/2024 (g)	$8,985	$8,985	4.38%, 4/15/2021	$1,668	$1,681
Prestige Brands Inc			5.38%, 4/15/2026	9,775	9,848
6.38%, 3/1/2024(g)	9,095	9,141	International Game Technology PLC
Spectrum Brands Inc			6.50%, 2/15/2025(g)	10,030	10,694
5.75%, 7/15/2025	760	759	Scientific Games International Inc
		$18,885	5.00%, 10/15/2025(g)	8,485	8,196
Distribution & Wholesale - 0.89%			10.00%, 12/1/2022	4,100	4,419
American Builders & Contractors Supply Co			WMG Acquisition Corp
Inc			4.88%, 11/1/2024(g)	4,270	4,185
5.75%, 12/15/2023 (g)	5,550	5,722	5.00%, 8/1/2023(g)	5,810	5,774
Global Partners LP / GLP Finance Corp			5.50%, 4/15/2026(g)	3,205	3,221
7.00%, 6/15/2023	10,170	10,271			$91,508
H&E Equipment Services Inc			Food - 2.49%
5.63%, 9/1/2025	13,145	13,211	BI-LO LLC / BI-LO Finance Corp
		$29,204	9.25%, 2/15/2019(g)	12,480	12,496
Diversified Financial Services - 3.79%			Ingles Markets Inc
Ally Financial Inc			5.75%, 6/15/2023	15,890	15,850
5.75%, 11/20/2025	39,290	40,616	JBS USA LUX SA / JBS USA Finance Inc
Credit Acceptance Corp			5.75%, 6/15/2025(g)	5,340	5,018
6.13%, 2/15/2021	12,090	12,151	7.25%, 6/1/2021(g)	9,163	9,232
7.38%, 3/15/2023	8,140	8,506	Lamb Weston Holdings Inc
Doric Nimrod Air Finance Alpha Ltd 2012-1			4.63%, 11/1/2024(g)	1,800	1,784
Class B Pass Through Trust			4.88%, 11/1/2026(g)	6,795	6,736
6.50%, 5/30/2021(g)	1,351	1,372	Post Holdings Inc
E*TRADE Financial Corp			5.00%, 8/15/2026(g)	18,185	17,048
5.30%, 12/31/2049 (j),(k)	17,600	17,193	5.75%, 3/1/2027(g)	4,490	4,396
3 Month LIBOR + 3.16%			TreeHouse Foods Inc
Lions Gate Capital Holdings LLC			6.00%, 2/15/2024(g)	9,730	9,681
5.88%, 11/1/2024(g)	8,635	8,840			$82,241
Navient Corp			Forest Products & Paper - 0.19%
6.13%, 3/25/2024	12,725	12,741	Sappi Papier Holding GmbH
6.63%, 7/26/2021	4,245	4,410	7.50%, 6/15/2032(g)	5,985	6,419
Springleaf Finance Corp
6.88%, 3/15/2025	10,760	10,868	Gas - 0.51%
Vantiv LLC / Vantiv Issuer Corp			NGL Energy Partners LP / NGL Energy
4.38%, 11/15/2025 (g)	8,780	8,385	Finance Corp
		$125,082	6.88%, 10/15/2021	725	726
Electric - 1.35%			7.50%, 11/1/2023	16,082	16,042
Elwood Energy LLC					$16,768
8.16%, 7/5/2026	6,052	6,718	Healthcare - Products - 1.09%
Indiantown Cogeneration LP			DJO Finance LLC / DJO Finance Corp
9.77%, 12/15/2020	1,449	1,564	8.13%, 6/15/2021(g)	9,190	9,201
NRG Energy Inc			Kinetic Concepts Inc / KCI USA Inc
5.75%, 1/15/2028(g)	5,930	5,871	7.88%, 2/15/2021(g)	9,455	9,799
6.25%, 5/1/2024	6,760	6,988	Universal Hospital Services Inc
6.63%, 1/15/2027	1,960	2,016	7.63%, 8/15/2020	16,905	17,032
7.25%, 5/15/2026	8,070	8,606			$36,032
Vistra Energy Corp			Healthcare - Services - 4.01%
7.38%, 11/1/2022	10,270	10,822	Centene Corp
8.13%, 1/30/2026(g)	1,840	2,017	4.75%, 5/15/2022	2,695	2,722
		$44,602	6.13%, 2/15/2024	9,525	9,977
Engineering & Construction - 0.64%			HCA Inc
MasTec Inc			4.50%, 2/15/2027	1,680	1,609
4.88%, 3/15/2023	8,705	8,642	4.75%, 5/1/2023	21,400	21,559
Pisces Midco Inc			5.00%, 3/15/2024	17,315	17,510
8.00%, 4/15/2026(g)	3,295	3,296	5.25%, 4/15/2025	3,915	3,964
Tutor Perini Corp			5.25%, 6/15/2026	3,825	3,844
6.88%, 5/1/2025(g)	9,090	9,315	5.88%, 3/15/2022	2,165	2,281
		$21,253	MPH Acquisition Holdings LLC
Entertainment - 2.77%			7.13%, 6/1/2024(g)	9,727	9,922
Boyne USA Inc			Polaris Intermediate Corp
7.25%, 5/1/2025(g)	3,725	3,847	8.50%, PIK 9.25%, 12/1/2022(g),(h),(i)	15,050	15,276
Caesars Resort Collection LLC / CRC Finco			Tenet Healthcare Corp
Inc			4.63%, 7/15/2024(g)	13,860	13,376
5.25%, 10/15/2025 (g)	18,190	17,371	7.50%, 1/1/2022(g)	3,920	4,131
CCM Merger Inc			8.13%, 4/1/2022	8,730	9,090
6.00%, 3/15/2022(g)	11,290	11,488	WellCare Health Plans Inc
Eldorado Resorts Inc			5.25%, 4/1/2025	17,140	17,227
6.00%, 4/1/2025	3,340	3,311			$132,488
7.00%, 8/1/2023	7,075	7,473

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Home Builders - 1.63%			Machinery - Diversified - 0.45%
Century Communities Inc			Apergy Corp
5.88%, 7/15/2025	$18,005	$17,127	6.38%, 5/1/2026(g),(l)	$1,655	$1,680
Lennar Corp			Cloud Crane LLC
4.50%, 4/30/2024	4,537	4,423	10.13%, 8/1/2024(g)	12,195	13,262
4.75%, 11/15/2022	7,561	7,569			$14,942
4.88%, 12/15/2023	5,060	5,073	Media - 8.11%
Taylor Morrison Communities Inc / Taylor			Altice Financing SA
Morrison Holdings II Inc			6.63%, 2/15/2023(g)	15,100	15,100
5.63%, 3/1/2024(g)	8,520	8,520	Altice France SA/France
Williams Scotsman International Inc			6.00%, 5/15/2022(g)	13,740	13,542
7.88%, 12/15/2022 (g)	10,795	11,227	Altice Luxembourg SA
		$53,939	7.75%, 5/15/2022(g)	12,260	11,708
Insurance - 3.20%			Altice US Finance I Corp
AssuredPartners Inc			5.50%, 5/15/2026(g)	3,675	3,592
7.00%, 8/15/2025(g)	7,725	7,629	AMC Networks Inc
Catlin Insurance Co Ltd			4.75%, 8/1/2025	11,380	10,811
5.33%, 7/29/2049(g),(j)	12,565	12,487	5.00%, 4/1/2024	5,870	5,738
3 Month LIBOR + 2.98%			CCO Holdings LLC / CCO Holdings Capital
HUB International Ltd			Corp
7.00%, 5/1/2026(g)	3,380	3,384	5.13%, 5/1/2023(g)	39,650	39,836
Liberty Mutual Group Inc			5.13%, 5/1/2027(g)	6,355	5,955
5.03%, 3/7/2067(g)	19,172	18,884	5.50%, 5/1/2026(g)	2,840	2,765
3 Month LIBOR + 2.91%			5.75%, 2/15/2026(g)	1,680	1,667
Voya Financial Inc			CSC Holdings LLC
5.65%, 5/15/2053(k)	50,127	51,079	5.50%, 4/15/2027(g)	3,195	3,067
3 Month LIBOR + 3.58%			6.63%, 10/15/2025(g)	4,225	4,357
XLIT Ltd			10.13%, 1/15/2023 (g)	13,135	14,563
4.81%, 12/31/2049 (j)	12,160	12,145	DISH DBS Corp
3 Month LIBOR + 2.46%			5.88%, 7/15/2022	15,975	14,693
		$105,608	5.88%, 11/15/2024	15,440	13,143
Internet - 0.94%			6.75%, 6/1/2021	16,110	16,030
Netflix Inc			7.75%, 7/1/2026	9,385	8,535
4.38%, 11/15/2026	14,505	13,558	Meredith Corp
Zayo Group LLC / Zayo Capital Inc			6.88%, 2/1/2026(g)	23,720	23,986
6.00%, 4/1/2023	16,915	17,422	Radiate Holdco LLC / Radiate Finance Inc
		$30,980	6.63%, 2/15/2025(g)	5,715	5,301
Iron & Steel - 1.74%			6.88%, 2/15/2023(g)	6,575	6,361
AK Steel Corp			Unitymedia GmbH
6.38%, 10/15/2025	8,995	8,427	6.13%, 1/15/2025(g)	8,940	9,387
7.00%, 3/15/2027	3,840	3,725	Virgin Media Finance PLC
7.50%, 7/15/2023	5,570	5,848	5.75%, 1/15/2025(g)	5,000	4,738
7.63%, 10/1/2021	2,465	2,514	6.00%, 10/15/2024(g)	2,940	2,881
ArcelorMittal			Virgin Media Secured Finance PLC
7.25%, 10/15/2039	20,270	24,020	5.25%, 1/15/2026(g)	3,965	3,777
Cleveland-Cliffs Inc			Ziggo Bond Finance BV
4.88%, 1/15/2024(g)	4,485	4,373	6.00%, 1/15/2027(g)	13,705	12,814
Commercial Metals Co			Ziggo Secured Finance BV
4.88%, 5/15/2023	8,468	8,342	5.50%, 1/15/2027(g)	14,095	13,285
		$57,249			$267,632
Leisure Products & Services - 0.71%			Metal Fabrication & Hardware - 0.08%
Constellation Merger Sub Inc			Park-Ohio Industries Inc
8.50%, 9/15/2025(g)	10,150	9,896	6.63%, 4/15/2027	2,575	2,672
Silversea Cruise Finance Ltd
7.25%, 2/1/2025(g)	12,855	13,598	Mining - 3.36%
		$23,494	Aleris International Inc
Lodging - 1.19%			7.88%, 11/1/2020	6,270	6,176
			9.50%, 4/1/2021(g)	3,280	3,419
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp			Constellium NV
6.75%, 11/15/2021 (g)	13,705	14,150	5.88%, 2/15/2026(g)	5,380	5,299
			6.63%, 3/1/2025(g)	8,550	8,668
MGM Resorts International
6.00%, 3/15/2023	6,510	6,811	First Quantum Minerals Ltd
			7.25%, 5/15/2022(g)	6,934	6,977
6.63%, 12/15/2021	6,290	6,730	7.50%, 4/1/2025(g)	8,440	8,346
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp			FMG Resources August 2006 Pty Ltd
5.25%, 5/15/2027(g)	12,065	11,677	5.13%, 3/15/2023(g)	5,950	5,920
			5.13%, 5/15/2024(g)	3,885	3,836
		$39,368	9.75%, 3/1/2022(g)	1,048	1,155
Machinery - Construction & Mining - 0.32%
BlueLine Rental Finance Corp / BlueLine			Freeport-McMoRan Inc
Rental LLC			4.55%, 11/14/2024	10,150	9,795
9.25%, 3/15/2024(g)	9,860	10,486	6.88%, 2/15/2023	1,845	1,979
			IAMGOLD Corp
			7.00%, 4/15/2025(g)	16,560	16,891

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)			Oil & Gas (continued)
Midwest Vanadium Pty Ltd			Ultra Resources Inc
0.00%, 2/15/2018(a),(g)	$10,465	$6	6.88%, 4/15/2022(g)	$7,440	$5,468
Northwest Acquisitions ULC / Dominion			Unit Corp
Finco Inc			6.63%, 5/15/2021	8,600	8,600
7.13%, 11/1/2022(g)	2,790	2,841	Whiting Petroleum Corp
Taseko Mines Ltd			5.75%, 3/15/2021	8,245	8,441
8.75%, 6/15/2022(g)	11,715	12,125	6.25%, 4/1/2023	7,170	7,376
Teck Resources Ltd			6.63%, 1/15/2026(g)	2,520	2,583
3.75%, 2/1/2023	1,525	1,475	WildHorse Resource Development Corp
6.25%, 7/15/2041	13,000	13,780	6.88%, 2/1/2025	8,995	9,130
8.50%, 6/1/2024(g)	2,085	2,327	6.88%, 2/1/2025(g)	1,540	1,563
		$111,015	WPX Energy Inc
Miscellaneous Manufacturers - 1.06%			5.25%, 9/15/2024	5,950	5,995
Bombardier Inc					$257,742
6.13%, 1/15/2023(g)	3,570	3,592	Oil & Gas Services - 1.20%
7.50%, 12/1/2024(g)	7,175	7,552	Archrock Partners LP / Archrock Partners
7.50%, 3/15/2025(g)	23,035	23,956	Finance Corp
		$35,100	6.00%, 10/1/2022	7,955	7,955
Oil & Gas - 7.81%			PHI Inc
Ascent Resources Utica Holdings LLC / ARU			5.25%, 3/15/2019	10,570	10,147
Finance Corp			USA Compression Partners LP / USA
10.00%, 4/1/2022(g)	12,700	13,653	Compression Finance Corp
Carrizo Oil & Gas Inc			6.88%, 4/1/2026(g)	7,980	8,140
7.50%, 9/15/2020	1,826	1,844	Weatherford International Ltd
8.25%, 7/15/2025	2,610	2,799	4.50%, 4/15/2022	3,855	3,412
Chesapeake Energy Corp			8.25%, 6/15/2023	5,345	5,024
8.00%, 12/15/2022 (g)	5,253	5,568	9.88%, 2/15/2024	4,975	4,788
8.00%, 1/15/2025(g)	3,530	3,422			$39,466
8.00%, 6/15/2027(g)	11,010	10,597	Packaging & Containers - 4.13%
Chesapeake Oil Op/Fin Escrow Shares			ARD Finance SA
0.00%, 11/15/2019 (a),(b),(c)	11,835	—	7.13%, PIK 7.88%, 9/15/2023(h),(i)	8,785	8,983
Continental Resources Inc/OK			ARD Securities Finance SARL
4.50%, 4/15/2023	8,790	8,900	8.75%, PIK 8.75%, 1/31/2023(g),(h),(i)	1,740	1,831
CrownRock LP / CrownRock Finance Inc			Ardagh Packaging Finance PLC / Ardagh
5.63%, 10/15/2025 (g)	9,680	9,559	Holdings USA Inc
Endeavor Energy Resources LP / EER Finance			6.00%, 2/15/2025(g)	16,190	16,372
Inc			BWAY Holding Co
5.50%, 1/30/2026(g)	4,265	4,286	7.25%, 4/15/2025(g)	15,045	15,443
EP Energy LLC / Everest Acquisition Finance			Coveris Holdings SA
Inc			7.88%, 11/1/2019(g)	9,530	9,723
8.00%, 11/29/2024 (g)	7,065	7,312	Crown Americas LLC / Crown Americas
9.38%, 5/1/2024(g)	6,175	4,724	Capital Corp V
Extraction Oil & Gas Inc			4.25%, 9/30/2026	2,000	1,853
7.38%, 5/15/2024(g)	8,405	8,783	Crown Americas LLC / Crown Americas
Gulfport Energy Corp			Capital Corp VI
6.38%, 5/15/2025	8,585	8,239	4.75%, 2/1/2026(g)	8,490	8,193
Halcon Resources Corp			Crown Cork & Seal Co Inc
6.75%, 2/15/2025	7,385	7,376	7.38%, 12/15/2026	16,099	17,910
Hess Infrastructure Partners LP / Hess			Flex Acquisition Co Inc
Infrastructure Partners Finance Corp			6.88%, 1/15/2025(g)	10,770	10,824
5.63%, 2/15/2026(g)	10,520	10,625	OI European Group BV
Jagged Peak Energy LLC			4.00%, 3/15/2023(g)	4,210	4,000
5.88%, 5/1/2026(g),(l)	5,810	5,832	Reynolds Group Issuer Inc / Reynolds Group
MEG Energy Corp			Issuer LLC / Reynolds Group Issuer
6.50%, 1/15/2025(g)	17,445	17,449	(Luxembourg) S.A.
Nabors Industries Inc			5.13%, 7/15/2023(g)	15,260	15,355
5.75%, 2/1/2025(g)	8,415	7,973	5.85%, 7/15/2021(g)	6,620	6,711
Oasis Petroleum Inc			3 Month LIBOR + 3.50%
6.25%, 5/1/2026(c),(g),(l)	6,270	6,270	7.00%, 7/15/2024(g)	1,950	2,030
6.50%, 11/1/2021	3,655	3,746	Signode Industrial Group Lux SA/Signode
6.88%, 3/15/2022	5,645	5,814	Industrial Group US Inc
6.88%, 1/15/2023	11,825	12,136	6.38%, 5/1/2022(g)	16,510	17,037
Sanchez Energy Corp					$136,265
7.25%, 2/15/2023(g)	4,840	4,888	Pharmaceuticals - 1.22%
Seven Generations Energy Ltd			Valeant Pharmaceuticals International
5.38%, 9/30/2025(g)	5,765	5,607	6.75%, 8/15/2021(g)	23,350	23,496
Southwestern Energy Co			7.25%, 7/15/2022(g)	4,855	4,897
7.75%, 10/1/2027	12,445	12,850	Valeant Pharmaceuticals International Inc
Sunoco LP / Sunoco Finance Corp			5.50%, 11/1/2025(g)	5,740	5,711
4.88%, 1/15/2023(g)	10,615	10,450	5.63%, 12/1/2021(g)	6,525	6,313
5.50%, 2/15/2026(g)	8,170	7,884			$40,417

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines - 1.65%			Semiconductors - 0.36%
Antero Midstream Partners LP / Antero			Sensata Technologies UK Financing Co PLC
Midstream Finance Corp			6.25%, 2/15/2026(g)	$11,500	$11,955
5.38%, 9/15/2024	$4,025	$4,005
Cheniere Corpus Christi Holdings LLC			Software - 1.66%
5.13%, 6/30/2027	18,550	18,086	Epicor Software Corp
Energy Transfer Equity LP			10.56%, 6/30/2023 (g)	6,320	6,419
5.88%, 1/15/2024	7,960	8,129	3 Month LIBOR + 8.25%
NuStar Logistics LP			First Data Corp
5.63%, 4/28/2027	10,009	9,481	5.00%, 1/15/2024(g)	20,050	20,200
Summit Midstream Holdings LLC / Summit			IQVIA Inc
Midstream Finance Corp			5.00%, 10/15/2026(g)	17,345	17,107
5.75%, 4/15/2025	8,665	8,266	j2 Cloud Services LLC / j2 Global Co-Obligor
Targa Resources Partners LP / Targa			Inc
Resources Partners Finance Corp			6.00%, 7/15/2025(g)	2,445	2,521
5.88%, 4/15/2026(g)	6,382	6,335	MSCI Inc
		$54,302	5.25%, 11/15/2024(g)	4,845	4,942
Private Equity - 0.58%			5.75%, 8/15/2025(g)	3,315	3,463
Icahn Enterprises LP / Icahn Enterprises					$54,652
Finance Corp			Telecommunications - 6.74%
5.88%, 2/1/2022	7,100	7,180	Frontier Communications Corp
6.25%, 2/1/2022	5,585	5,697	8.50%, 4/1/2026(g)	12,250	11,913
6.38%, 12/15/2025	6,240	6,255	11.00%, 9/15/2025	12,760	9,793
		$19,132	Goodman Networks Inc
Real Estate - 0.25%			8.00%, 5/11/2022	4,557	3,190
Crescent Communities LLC/Crescent			GTT Communications Inc
Ventures Inc			7.88%, 12/31/2024(g)	12,850	13,139
8.88%, 10/15/2021 (g)	7,895	8,290	Intelsat Jackson Holdings SA
			5.50%, 8/1/2023	16,140	13,558
REITs - 1.89%			7.25%, 10/15/2020	8,245	8,049
Equinix Inc			8.00%, 2/15/2024(g)	10,505	11,096
5.38%, 5/15/2027	8,005	8,145	Level 3 Financing Inc
5.88%, 1/15/2026	15,400	15,939	5.13%, 5/1/2023	4,440	4,396
Iron Mountain Inc			5.38%, 1/15/2024	11,395	11,281
4.38%, 6/1/2021(g)	6,430	6,430	Level 3 Parent LLC
5.25%, 3/15/2028(g)	3,115	2,932	5.75%, 12/1/2022	5,470	5,511
Iron Mountain US Holdings Inc			Sprint Capital Corp
5.38%, 6/1/2026(g)	9,655	9,317	8.75%, 3/15/2032	6,340	7,263
iStar Inc			Sprint Communications Inc
5.25%, 9/15/2022	10,095	9,792	6.00%, 11/15/2022	13,755	14,047
MGM Growth Properties Operating			7.00%, 8/15/2020	12,300	12,963
Partnership LP / MGP Finance Co-Issuer Inc			Sprint Corp
5.63%, 5/1/2024	9,715	9,910	7.13%, 6/15/2024	8,840	9,161
		$62,465	7.63%, 3/1/2026	3,110	3,277
Retail - 2.92%			7.88%, 9/15/2023	14,995	16,082
1011778 BC ULC / New Red Finance Inc			Telecom Italia Capital SA
5.00%, 10/15/2025 (g)	19,755	19,008	6.38%, 11/15/2033	3,120	3,391
Claire's Stores Inc			Telecom Italia SpA/Milano
0.00%, 3/15/2019(a),(g)	6,962	4,108	5.30%, 5/30/2024(g)	13,065	13,307
Dollar Tree Inc			T-Mobile USA Inc
5.75%, 3/1/2023	11,904	12,418	4.00%, 4/15/2022	6,740	6,740
Golden Nugget Inc			4.50%, 2/1/2026	3,515	3,383
6.75%, 10/15/2024 (g)	15,595	15,829	5.13%, 4/15/2025	13,770	13,873
IRB Holding Corp			6.00%, 4/15/2024	4,245	4,447
6.75%, 2/15/2026(g)	8,665	8,362	6.50%, 1/15/2024	4,025	4,216
JC Penney Corp Inc			6.50%, 1/15/2026	11,120	11,819
8.63%, 3/15/2025(g)	3,065	2,858	Wind Tre SpA
KFC Holding Co/Pizza Hut Holdings			5.00%, 1/20/2026(g)	7,795	6,543
LLC/Taco Bell of America LLC					$222,438
5.00%, 6/1/2024(g)	9,495	9,495	Textiles - 0.10%
5.25%, 6/1/2026(g)	7,420	7,457	Eagle Intermediate Global Holding BV/Ruyi
L Brands Inc			US Finance LLC
6.88%, 11/1/2035	9,945	9,348	7.50%, 5/1/2025(g),(l)	3,145	3,224
PetSmart Inc
5.88%, 6/1/2025(g)	10,240	7,347	Transportation - 2.07%
		$96,230	Eletson Holdings Inc
Savings & Loans - 0.00%			9.63%, 1/15/2022(g)	17,244	9,484
Washington Mutual Bank / Henderson NV			Navios Maritime Acquisition Corp / Navios
0.00%, 6/15/2011(a),(b),(c)	3,500	—	Acquisition Finance US Inc
0.00%, 1/15/2013(a),(b),(c)	3,000	—	8.13%, 11/15/2021(g)	31,710	25,685
0.00%, 1/15/2015(a),(b),(c)	2,000	—	Navios Maritime Holdings Inc / Navios
3 Month LIBOR + 0.65%			Maritime Finance II US Inc
		$—	7.38%, 1/15/2022(g)	16,245	12,285

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2018 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value (000's)	(continued)	Amount (000's)	Value (000's)
Transportation (continued)				Environmental Control - 0.09%
Navios Maritime Holdings Inc / Navios				Filtration Group Corp
Maritime Finance II US Inc (continued)				5.30%, 3/28/2025(m)	$2,965	$2,992
11.25%, 8/15/2022 (g)		$12,760	$12,601	US LIBOR + 3.00%
Navios South American Logistics Inc / Navios
Logistics Finance US Inc				Food - 0.14%
7.25%, 5/1/2022(g)		8,470	8,131	Post Holdings Inc
				3.90%, 5/24/2024(m)	4,764	4,784
			$68,186
Trucking & Leasing - 0.74%				US LIBOR + 2.00%
Avolon Holdings Funding Ltd
5.50%, 1/15/2023(g)		5,190	5,177	Healthcare - Products - 0.15%
DAE Funding LLC				Kinetic Concepts Inc
4.50%, 8/1/2022(g)		5,235	5,039	5.55%, 2/2/2024(m)	4,829	4,858
5.00%, 8/1/2024(g)		11,790	11,363	US LIBOR + 3.25%
Park Aerospace Holdings Ltd
5.50%, 2/15/2024(g)		2,885	2,802	Healthcare - Services - 0.23%
			$24,381	MPH Acquisition Holdings LLC
				5.05%, 6/7/2023(m)	7,671	7,708
TOTAL BONDS			$2,888,648	US LIBOR + 3.00%
	Principal
CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value (000's)	Insurance - 0.72%
Food Service - 0.00%				Asurion LLC
Fresh Express Delivery Holding Group Co				4.65%, 11/3/2023(m)	5,203	5,239
Ltd				US LIBOR + 2.75%
0.00%, 11/9/2009(a),(b),(c)	HKD	46,500	—
				7.90%, 8/4/2025(m)	12,380	12,714
0.00%, 10/18/2010 (a),(b),(c)	CNY	245,000	—
				US LIBOR + 6.00%
			$—	Genworth Holdings Inc
TOTAL CONVERTIBLE BONDS			$—	6.40%, 2/28/2023(m)	4,175	4,243
SENIOR FLOATING RATE INTERESTS -	Principal			US LIBOR + 4.50%
7.02%	Amount (000's)		Value (000's)	HUB International Ltd
Aerospace & Defense - 0.15%				0.00%, 4/18/2025(m),(n)	1,610	1,620
TransDigm Inc				US LIBOR + 3.00%
4.71%, 8/22/2024(m)		$4,851	$4,873			$23,816
US LIBOR + 2.50%				Leisure Products & Services - 0.31%
				Alterra Mountain Co
Automobile Manufacturers - 0.17%				4.90%, 7/31/2024(m)	10,160	10,223
Navistar Inc				US LIBOR + 3.00%
5.40%, 11/6/2024(m)		5,500	5,531
US LIBOR + 3.50%				Lodging - 0.05%
				Golden Nugget Inc/NV
Chemicals - 0.26%				4.65%, 10/4/2023(m)	1,767	1,781
Emerald Performance Materials LLC				US LIBOR + 2.75%
9.65%, 8/1/2022(m)		8,475	8,482
US LIBOR + 6.75%				Machinery - Diversified - 0.03%
				Apergy Corp
Commercial Services - 0.12%				0.00%, 4/18/2025(m),(n)	1,055	1,060
Garda World Security Corp/Old				US LIBOR + 2.50%
5.51%, 5/24/2024(m)		4,063	4,104
US LIBOR + 3.50%				Media - 0.42%
				CSC Holdings LLC
Consumer Products - 0.21%				4.40%, 1/12/2026(m)	3,235	3,235
Prestige Brands Inc				US LIBOR + 2.50%
3.90%, 1/26/2024(m)		6,798	6,834
				Univision Communications Inc
US LIBOR + 2.00%				4.65%, 3/15/2024(m)	10,855	10,698
				US LIBOR + 2.75%
Diversified Financial Services - 0.17%						$13,933
Lions Gate Capital Holdings LLC				Oil & Gas - 0.80%
4.15%, 3/24/2025(m)		5,520	5,532
				California Resources Corp
US LIBOR + 2.25%				6.65%, 11/14/2022(m)	7,570	7,724
				US LIBOR + 4.75%
Engineering & Construction - 0.22%				12.27%, 12/31/2021 (m)	10,680	11,988
Pisces Midco Inc				US LIBOR + 10.37%
6.09%, 3/28/2025(m)		7,300	7,364
				Chesapeake Energy Corp
US LIBOR + 3.75%				9.44%, 8/23/2021(m)	6,215	6,572
				US LIBOR + 7.50%
Entertainment - 0.14%						$26,284
CCM Merger Inc
4.65%, 8/6/2021(m)		4,459	4,485	Packaging & Containers - 0.27%
				Caraustar Industries Inc
US LIBOR + 2.75%				7.80%, 3/14/2022(m)	8,748	8,788
				US LIBOR + 5.50%

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		(l) Security purchased on a when-issued basis.
(continued)	Amount (000's)	Value (000's)	(m)	Rate information disclosed is based on an average weighted rate as of
REITs - 0.50%			period end.
GEO Group Inc/The			(n)	This Senior Floating Rate Note will settle after April 30, 2018, at which
3.75%, 3/22/2024(m)	$8,727	$8,738	time the interest rate will be determined.
US LIBOR + 2.25%
iStar Inc
4.89%, 10/1/2021(m)	7,742	7,781
US LIBOR + 3.00%			Portfolio Summary (unaudited)
		$16,519	Sector	Percent
Retail - 0.43%			Communications	17.66%
Academy Ltd			Consumer, Cyclical	14.06%
5.93%, 7/1/2022(m)	15,428	12,183	Industrial	12.77%
US LIBOR + 4.00%			Energy	12.74%
IRB Holding Corp			Financial	12.67%
5.19%, 1/17/2025(m)	2,090	2,112	Consumer, Non-cyclical	12.51%
US LIBOR + 3.25%			Basic Materials	8.35%
			Investment Companies	3.33%
		$14,295	Technology	3.16%
Telecommunications - 1.44%			Utilities	1.86%
Avaya Inc			Other Assets and Liabilities	0.89%
6.65%, 11/8/2024(m)	16,090	16,254
US LIBOR + 4.75%			TOTAL NET ASSETS	100.00%
GTT Communications Inc
5.19%, 1/9/2024(m)	3,515	3,512
US LIBOR + 3.25%
Level 3 Parent LLC
4.09%, 2/22/2024(m)	3,140	3,153
US LIBOR + 2.25%
Maxar Technologies Ltd
4.66%, 10/4/2024(m)	20,110	20,127
US LIBOR + 2.75%
West Corp
5.90%, 10/10/2024 (m)	4,596	4,629
US LIBOR + 4.00%
		$47,675
TOTAL SENIOR FLOATING RATE INTERESTS		$231,921
Total Investments		$3,270,819
Other Assets and Liabilities - 0.89%		$29,299
TOTAL NET ASSETS - 100.00%		$3,300,118

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $16,720 or 0.51% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(f)	Current yield shown is as of period end.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,645,952 or 49.88% of net assets.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(k)	Rate shown is the rate in effect as of period end. The rate may be based on
a	fixed rate and may convert to a variable rate or floating rate in the future.

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017			Purchases			Sales		April 30, 2018
			Value		Cost	Proceeds				Value
Principal Government Money Market Fund			$—		$508,176		$398,384			$109,792
			$—		$508,176		$398,384			$109,792

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income		on Investments			Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund		$335		$—				$—		$—
		$335		$—				$—		$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date				Cost		Value	Percent of Net Assets
Chaparral Energy Inc - A Shares			4/6/2017			$74		$116		0.00%
Chaparral Energy Inc - A Shares			4/6/2017			22,119		15,189		0.46%
Chaparral Energy Inc - B Shares			4/6/2017			4,983		3,194		0.10%
Goodman Networks Inc			6/1/2017			—		373		0.01%
Goodman Networks Inc			6/1/2017			—		—		0.00%
Pinnacle Operating Corp			3/9/2017			5,569		6,767		0.21%
Total								$25,639		0.78%
Amounts in thousands.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver			Asset		Liability
Barclays Bank PLC	06/14/2018	EUR		216			$269		$—	$(7)
Barclays Bank PLC	06/14/2018			$3,726	EUR		3,000		$91	$—
Total									$91	$(7)

Amounts in thousands.

See accompanying notes.

Schedule of Investments High Yield Fund I

April 30, 2018 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Sabine Oil & Gas Holdings Inc (a)	239	$11	Agriculture - 0.04%
Sabine Oil & Gas Holdings Inc - Warrants (a)	759	5	Alliance One International Inc
Sabine Oil & Gas Holdings Inc - Warrants (a)	135	1	9.88%, 7/15/2021	$100	$95
		$17	Vector Group Ltd
Retail - 0.00%			6.13%, 2/1/2025(g)	300	297
Neebo, Inc - Warrants (a),(b)	3,508	—			$392
Neebo, Inc - Warrants (a),(b)	7,519	—	Airlines - 0.14%
		$—	Air Canada
Telecommunications - 0.00%			7.75%, 4/15/2021(g)	250	273
Goodman Networks Inc (a),(b),(c),(d)	15,207	—	American Airlines Group Inc
			4.63%, 3/1/2020(g)	150	151
Transportation - 0.00%			5.50%, 10/1/2019(g)	350	356
Gener8 Maritime Inc (a)	24	—	UAL 2007-1 Pass Through Trust
			6.64%, 1/2/2024	242	256
TOTAL COMMON STOCKS		$17	United Continental Holdings Inc
INVESTMENT COMPANIES - 1.55%	Shares Held	Value (000's)	5.00%, 2/1/2024	3	3
Money Market Funds - 1.55%			Virgin Australia Holdings Ltd
			7.88%, 10/15/2021(g)	200	202
Principal Government Money Market Fund	17,236,113	17,236	8.50%, 11/15/2019(g)	300	306
1.55%(e),(f)
					$1,547
TOTAL INVESTMENT COMPANIES		$17,236	Apparel - 0.06%
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)	Hanesbrands Inc
			4.63%, 5/15/2024(g)	100	96
Telecommunications - 0.00%			4.88%, 5/15/2026(g)	285	274
Goodman Networks Inc 0.00% (a),(b),(c),(d)	18,092	$23
			Levi Strauss & Co
			5.00%, 5/1/2025	150	151
TOTAL PREFERRED STOCKS		$23	Under Armour Inc
	Principal		3.25%, 6/15/2026	100	89
BONDS - 86.59%	Amount (000's)	Value (000's)	Wolverine World Wide Inc
Advertising - 0.48%			5.00%, 9/1/2026(g)	80	76
Acosta Inc					$686
7.75%, 10/1/2022(g)	$1,950	$1,160
Lamar Media Corp			Automobile Manufacturers - 0.38%
			Aston Martin Capital Holdings Ltd
5.00%, 5/1/2023	435	439	6.50%, 4/15/2022(g)	225	234
5.38%, 1/15/2024	181	185	BCD Acquisition Inc
5.75%, 2/1/2026	634	656	9.63%, 9/15/2023(g)	848	920
MDC Partners Inc
6.50%, 5/1/2024(g)	2,055	2,021	Fiat Chrysler Automobiles NV
			4.50%, 4/15/2020	150	152
Outfront Media Capital LLC / Outfront Media			5.25%, 4/15/2023	817	849
Capital Corp			General Motors Co
5.25%, 2/15/2022	100	102	0.00%, 12/1/2020(a),(b),(c),(d)	25	—
5.63%, 2/15/2024	125	126	0.00%, 12/1/2020(a),(b),(c),(d)	50	—
5.88%, 3/15/2025	695	712	0.00%, 7/15/2023(a),(b),(c),(d)	1,000	—
		$5,401	0.00%, 9/1/2025(a),(b),(c),(d)	700	—
Aerospace & Defense - 1.08%			0.00%, 5/1/2028(a),(b),(c),(d)	150	—
Arconic Inc			0.00%, 3/6/2032(a),(b),(c),(d)	75	—
5.13%, 10/1/2024	655	665	0.00%, 7/15/2033(a),(b),(c),(d)	100	—
5.40%, 4/15/2021	285	294	0.00%, 7/15/2033(a),(b),(c),(d)	5,050	—
5.87%, 2/23/2022	208	218	0.00%, 3/15/2036(a),(b),(c),(d)	725	—
5.90%, 2/1/2027	129	133	Jaguar Land Rover Automotive PLC
5.95%, 2/1/2037	232	234	4.25%, 11/15/2019(g)	250	252
6.15%, 8/15/2020	50	52	4.50%, 10/1/2027(g)	500	450
6.75%, 1/15/2028	816	886	Tesla Inc
BBA US Holdings Inc			5.30%, 8/15/2025(g)	1,355	1,199
5.38%, 5/1/2026(g)	605	608
			Wabash National Corp
KLX Inc			5.50%, 10/1/2025(g)	192	187
5.88%, 12/1/2022(g)	425	444
					$4,243
Orbital ATK Inc			Automobile Parts & Equipment - 0.50%
5.25%, 10/1/2021	241	246	Adient Global Holdings Ltd
5.50%, 10/1/2023	170	178	4.88%, 8/15/2026(g)	100	93
Pioneer Holdings LLC / Pioneer Finance			Allison Transmission Inc
Corp			5.00%, 10/1/2024(g)	100	98
9.00%, 11/1/2022(g)	100	103
			American Axle & Manufacturing Inc
TransDigm Inc			6.25%, 4/1/2025	198	198
5.50%, 10/15/2020	100	100	6.50%, 4/1/2027	602	599
6.00%, 7/15/2022	878	889	6.63%, 10/15/2022	163	169
6.38%, 6/15/2026	5,543	5,571	Cooper-Standard Automotive Inc
6.50%, 7/15/2024	451	459	5.63%, 11/15/2026(g)	436	433
6.50%, 5/15/2025	404	411	Dana Financing Luxembourg Sarl
Triumph Group Inc			5.75%, 4/15/2025(g)	445	452
4.88%, 4/1/2021	500	485	Delphi Technologies PLC
7.75%, 8/15/2025	100	102	5.00%, 10/1/2025(g)	100	96
		$12,078

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Parts & Equipment (continued)			Building Materials (continued)
Goodyear Tire & Rubber Co/The			Omnimax International Inc
4.88%, 3/15/2027	$655	$613	12.00%, 8/15/2020 (g)	$100	$106
5.00%, 5/31/2026	500	476	Standard Industries Inc/NJ
5.13%, 11/15/2023	350	348	5.00%, 2/15/2027(g)	100	96
IHO Verwaltungs GmbH			5.38%, 11/15/2024(g)	600	608
4.50%, PIK 0.00%, 9/15/2023(g),(h),(i)	860	845	5.50%, 2/15/2023(g)	100	103
Tenneco Inc			6.00%, 10/15/2025(g)	565	586
5.00%, 7/15/2026	100	94	Summit Materials LLC / Summit Materials
5.38%, 12/15/2024	265	260	Finance Corp
ZF North America Capital Inc			5.13%, 6/1/2025(g)	198	192
4.00%, 4/29/2020(g)	749	755	6.13%, 7/15/2023	220	225
		$5,529	US Concrete Inc
Banks - 1.05%			6.38%, 6/1/2024	669	692
Barclays PLC			USG Corp
4.38%, 9/11/2024	400	390	4.88%, 6/1/2027(g)	500	500
4.84%, 5/9/2028	800	777	5.50%, 3/1/2025(g)	435	455
5.20%, 5/12/2026	800	800			$4,392
CIT Group Inc			Chemicals - 2.71%
3.88%, 2/19/2019	758	761	Ashland LLC
4.13%, 3/9/2021	205	205	4.75%, 8/15/2022	100	101
5.00%, 8/15/2022	1,115	1,140	Axalta Coating Systems LLC
5.38%, 5/15/2020	523	540	4.88%, 8/15/2024(g)	380	383
Credit Agricole SA			Blue Cube Spinco Inc
8.38%, 12/31/2049 (g),(j),(k)	400	425	9.75%, 10/15/2023	100	115
3 Month LIBOR + 6.98%			10.00%, 10/15/2025	313	367
Deutsche Bank AG			CF Industries Inc
4.30%, 5/24/2028(k)	500	477	5.15%, 3/15/2034	687	628
USSW5 Index Spread + 2.25%			5.38%, 3/15/2044	555	486
4.50%, 4/1/2025	500	485	7.13%, 5/1/2020	47	50
Dresdner Funding Trust I			Chemours Co/The
8.15%, 6/30/2031(g)	400	509	5.38%, 5/15/2027	492	487
Intesa Sanpaolo SpA			6.63%, 5/15/2023	100	105
5.71%, 1/15/2026(g)	900	903	7.00%, 5/15/2025	550	592
Royal Bank of Scotland Group PLC			Consolidated Energy Finance SA
5.13%, 5/28/2024	500	508	6.75%, 10/15/2019(g)	250	255
6.00%, 12/19/2023	774	822	6.88%, 6/15/2025(g)	250	260
6.10%, 6/10/2023	100	106	Cornerstone Chemical Co
6.13%, 12/15/2022	1,706	1,809	6.75%, 8/15/2024(g)	4,934	4,885
7.65%, 8/29/2049(j),(k)	300	377	HB Fuller Co
3 Month LIBOR + 2.50%			4.00%, 2/15/2027	350	320
Standard Chartered PLC			Hexion Inc
7.01%, 7/29/2049(g),(j),(k)	500	564	6.63%, 4/15/2020	8,510	7,988
3 Month LIBOR + 1.46%			10.38%, 2/1/2022(g)	250	243
UniCredit SpA			10.00%, 4/15/2020	2,020	1,995
5.86%, 6/19/2032(g),(k)	100	100	Huntsman International LLC
USD ICE SWAP Rate NY 5 + 3.70%			4.88%, 11/15/2020	300	306
		$11,698	INEOS Group Holdings SA
Beverages - 0.06%			5.63%, 8/1/2024(g)	300	303
Ajecorp BV			Momentive Performance Materials Inc
6.50%, 5/14/2022(g)	200	180	3.88%, 10/24/2021	345	364
Cott Holdings Inc			NOVA Chemicals Corp
5.50%, 4/1/2025(g)	480	476	4.88%, 6/1/2024(g)	1,335	1,292
		$656	5.00%, 5/1/2025(g)	785	756
Biotechnology - 0.05%			5.25%, 8/1/2023(g)	695	695
Concordia International Corp			5.25%, 6/1/2027(g)	680	654
9.00%, 4/1/2022(g)	187	170	Olin Corp
Sotera Health Topco Inc			5.13%, 9/15/2027	507	497
8.13%, PIK 8.88%, 11/1/2021(g),(h),(i)	400	403	Perstorp Holding AB
			8.50%, 6/30/2021(g)	225	236
		$573	11.00%, 9/30/2021 (g)	200	216
Building Materials - 0.39%
Atrium Windows & Doors Inc			Platform Specialty Products Corp
7.75%, 5/1/2019(g)	100	100	6.50%, 2/1/2022(g)	700	717
Builders FirstSource Inc			PolyOne Corp
5.63%, 9/1/2024(g)	100	99	5.25%, 3/15/2023	724	741
CPG Merger Sub LLC			PQ Corp
8.00%, 10/1/2021(g)	100	102	6.75%, 11/15/2022(g)	100	106
Griffon Corp			Rain CII Carbon LLC / CII Carbon Corp
			7.25%, 4/1/2025(g)	100	103
5.25%, 3/1/2022	150	150
Jeld-Wen Inc			Rayonier AM Products Inc
4.88%, 12/15/2027 (g)	160	151	5.50%, 6/1/2024(g)	100	97
Masonite International Corp
5.63%, 3/15/2023(g)	220	227

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Chemicals (continued)			Commercial Services (continued)
SPCM SA			Hertz Corp/The (continued)
4.88%, 9/15/2025(g)	$100	$97	7.38%, 1/15/2021	$800	$792
TPC Group Inc			7.63%, 6/1/2022(g)	425	433
8.75%, 12/15/2020 (g)	550	547	IHS Markit Ltd
Trinseo Materials Operating SCA / Trinseo			5.00%, 11/1/2022(g)	1,467	1,518
Materials Finance Inc			Jaguar Holding Co II / Pharmaceutical Product
5.38%, 9/1/2025(g)	343	338	Development LLC
Tronox Finance PLC			6.38%, 8/1/2023(g)	565	572
5.75%, 10/1/2025(g)	350	340	Laureate Education Inc
Tronox Inc			8.25%, 5/1/2025(g)	100	108
6.50%, 4/15/2026(g)	600	595	Midas Intermediate Holdco II LLC / Midas
Valvoline Inc			Intermediate Holdco II Finance Inc
4.38%, 8/15/2025	323	310	7.88%, 10/1/2022(g)	6,570	6,520
Versum Materials Inc			Monitronics International Inc
5.50%, 9/30/2024(g)	360	368	9.13%, 4/1/2020	150	106
WR Grace & Co-Conn			Nielsen Co Luxembourg SARL/The
5.13%, 10/1/2021(g)	945	971	5.50%, 10/1/2021(g)	665	675
5.63%, 10/1/2024(g)	230	237	Nielsen Finance LLC / Nielsen Finance Co
		$30,146	4.50%, 10/1/2020	1,015	1,016
Coal - 0.86%			5.00%, 4/15/2022(g)	3,672	3,700
Cloud Peak Energy Resources LLC / Cloud			Prime Security Services Borrower LLC /
Peak Energy Finance Corp			Prime Finance Inc
12.00%, 11/1/2021	194	196	9.25%, 5/15/2023(g)	1,737	1,863
Foresight Energy LLC / Foresight Energy			Rent-A-Center Inc/TX
Finance Corp			6.63%, 11/15/2020	200	191
11.50%, 4/1/2023(g)	10,410	8,796	Ritchie Bros Auctioneers Inc
Peabody Energy Corp			5.38%, 1/15/2025(g)	100	100
6.00%, 3/31/2022(g)	261	268	RR Donnelley & Sons Co
6.38%, 3/31/2025(g)	175	182	6.00%, 4/1/2024	273	266
SunCoke Energy Partners LP / SunCoke			6.50%, 11/15/2023	267	270
Energy Partners Finance Corp			7.63%, 6/15/2020	1,116	1,170
7.50%, 6/15/2025(g)	100	103	7.88%, 3/15/2021	865	904
		$9,545	Service Corp International/US
Commercial Services - 3.74%			5.38%, 1/15/2022	1,020	1,038
ADT Corp/The			5.38%, 5/15/2024	1,970	2,025
3.50%, 7/15/2022	200	187	8.00%, 11/15/2021	370	416
4.13%, 6/15/2023	1,000	936	ServiceMaster Co LLC/The
4.88%, 7/15/2032(g)	875	724	5.13%, 11/15/2024(g)	265	258
6.25%, 10/15/2021	100	104	Team Health Holdings Inc
Ahern Rentals Inc			6.38%, 2/1/2025(g)	2,844	2,474
7.38%, 5/15/2023(g)	100	97	United Rentals North America Inc
AMN Healthcare Inc			4.63%, 7/15/2023	115	117
5.13%, 10/1/2024(g)	423	418	4.63%, 10/15/2025	384	373
APX Group Inc			4.88%, 1/15/2028	1,015	962
7.88%, 12/1/2022	500	504	5.50%, 7/15/2025	650	666
8.75%, 12/1/2020	150	148	5.50%, 5/15/2027	105	104
Ashtead Capital Inc			5.75%, 11/15/2024	765	790
4.13%, 8/15/2025(g)	415	394	5.88%, 9/15/2026	710	740
4.38%, 8/15/2027(g)	500	472			$41,631
5.63%, 10/1/2024(g)	300	309	Computers - 1.32%
Atento Luxco 1 SA			Conduent Finance Inc / Conduent Business
6.13%, 8/10/2022(g)	225	225	Services LLC
Avis Budget Car Rental LLC / Avis Budget			10.50%, 12/15/2024 (g)	100	118
Finance Inc			Dell Inc
5.13%, 6/1/2022(g)	450	448	4.63%, 4/1/2021	500	506
5.25%, 3/15/2025(g)	465	446	5.88%, 6/15/2019	250	256
5.50%, 4/1/2023	100	99	6.50%, 4/15/2038	200	197
Booz Allen Hamilton Inc			Dell International LLC / EMC Corp
5.13%, 5/1/2025(g)	174	172	5.88%, 6/15/2021(g)	1,510	1,554
Emeco Pty Ltd			6.02%, 6/15/2026(g)	480	509
9.25%, 3/31/2022	400	427	7.13%, 6/15/2024(g)	865	921
Garda World Security Corp			EMC Corp
8.75%, 5/15/2025(g)	1,000	1,045	1.88%, 6/1/2018	2,155	2,153
Gartner Inc			2.65%, 6/1/2020	242	235
5.13%, 4/1/2025(g)	480	481	3.38%, 6/1/2023	715	667
Herc Rentals Inc			Exela Intermediate LLC / Exela Finance Inc
7.50%, 6/1/2022(g)	438	464	10.00%, 7/15/2023 (g)	350	350
7.75%, 6/1/2024(g)	90	97	Harland Clarke Holdings Corp
Hertz Corp/The			6.88%, 3/1/2020(g)	380	385
5.50%, 10/15/2024 (g)	2,420	2,027	8.38%, 8/15/2022(g)	1,174	1,201
5.88%, 10/15/2020	970	958	9.25%, 3/1/2021(g)	150	154
6.25%, 10/15/2022	300	282

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Diversified Financial Services (continued)
Leidos Holdings Inc			Ally Financial Inc (continued)
4.45%, 12/1/2020	$50	$50	4.13%, 3/30/2020	$50	$50
NCR Corp			4.13%, 2/13/2022	150	149
4.63%, 2/15/2021	100	100	4.25%, 4/15/2021	430	432
5.00%, 7/15/2022	150	149	4.63%, 5/19/2022	592	597
5.88%, 12/15/2021	275	280	4.63%, 3/30/2025	652	645
Sungard Availability Services Capital Inc			5.13%, 9/30/2024	645	660
8.75%, 4/1/2022(g)	50	32	5.75%, 11/20/2025	200	207
West Corp			7.50%, 9/15/2020	200	216
8.50%, 10/15/2025 (g)	4,765	4,598	8.00%, 3/15/2020	3,225	3,475
Western Digital Corp			8.00%, 11/1/2031	775	942
4.75%, 2/15/2026	350	345	ASP AMC Merger Sub Inc
		$14,760	8.00%, 5/15/2025(g)	100	90
Consumer Products - 0.23%			Enova International Inc
ACCO Brands Corp			9.75%, 6/1/2021	342	363
5.25%, 12/15/2024 (g)	286	286	FBM Finance Inc
Central Garden & Pet Co			8.25%, 8/15/2021(g)	50	53
6.13%, 11/15/2023	25	26	Jefferies Finance LLC / JFIN Co-Issuer Corp
Kronos Acquisition Holdings Inc			6.88%, 4/15/2022(g)	500	499
9.00%, 8/15/2023(g)	481	459	7.50%, 4/15/2021(g)	200	203
Prestige Brands Inc			Ladder Capital Finance Holdings LLLP /
6.38%, 3/1/2024(g)	655	658	Ladder Capital Finance Corp
Spectrum Brands Inc			5.25%, 3/15/2022(g)	182	182
5.75%, 7/15/2025	330	330	5.25%, 10/1/2025(g)	284	271
6.13%, 12/15/2024	736	747	Lions Gate Capital Holdings LLC
		$2,506	5.88%, 11/1/2024(g)	185	189
Cosmetics & Personal Care - 0.56%			LPL Holdings Inc
Avon International Operations Inc			5.75%, 9/15/2025(g)	1,714	1,663
7.88%, 8/15/2022(g)	350	357	Nationstar Mortgage LLC / Nationstar Capital
Avon Products Inc			Corp
6.60%, 3/15/2020	300	302	6.50%, 7/1/2021	647	655
8.95%, 3/15/2043	500	435	7.88%, 10/1/2020	515	523
Edgewell Personal Care Co			Navient Corp
4.70%, 5/19/2021	640	635	4.88%, 6/17/2019	2,590	2,612
4.70%, 5/24/2022	435	424	5.00%, 10/26/2020	750	754
First Quality Finance Co Inc			5.50%, 1/15/2019	445	451
4.63%, 5/15/2021(g)	50	49	5.88%, 3/25/2021	1,130	1,157
High Ridge Brands Co			5.88%, 10/25/2024	1,625	1,593
8.88%, 3/15/2025(g)	4,938	3,457	6.13%, 3/25/2024	1,345	1,347
Revlon Consumer Products Corp			6.50%, 6/15/2022	150	154
5.75%, 2/15/2021	425	310	6.63%, 7/26/2021	435	452
6.25%, 8/1/2024	398	239	6.75%, 6/25/2025	515	520
		$6,208	7.25%, 1/25/2022	100	106
Distribution & Wholesale - 0.71%			7.25%, 9/25/2023	400	418
American Tire Distributors Inc			8.00%, 3/25/2020	1,845	1,965
10.25%, 3/1/2022(g)	10,030	5,291	NFP Corp
Global Partners LP / GLP Finance Corp			6.88%, 7/15/2025(g)	3,080	3,018
6.25%, 7/15/2022	520	520	Och-Ziff Finance Co LLC
7.00%, 6/15/2023	90	91	4.50%, 11/20/2019(g)	400	409
H&E Equipment Services Inc			OneMain Financial Holdings LLC
5.63%, 9/1/2025	261	262	7.25%, 12/15/2021(g)	671	695
HD Supply Inc			Quicken Loans Inc
5.75%, 4/15/2024(g)	1,164	1,223	5.25%, 1/15/2028(g)	100	91
KAR Auction Services Inc			5.75%, 5/1/2025(g)	774	759
5.13%, 6/1/2025(g)	100	97	Springleaf Finance Corp
Univar USA Inc			5.25%, 12/15/2019	200	203
6.75%, 7/15/2023(g)	443	456	6.13%, 5/15/2022	1,250	1,279
		$7,940	6.88%, 3/15/2025	1,660	1,677
Diversified Financial Services - 4.45%			7.75%, 10/1/2021	1,753	1,908
Aircastle Ltd			8.25%, 12/15/2020	737	813
4.63%, 12/15/2018	1,105	1,113	Tempo Acquisition LLC / Tempo Acquisition
5.00%, 4/1/2023	100	103	Finance Corp
			6.75%, 6/1/2025(g)	3,980	3,940
5.13%, 3/15/2021	2,120	2,176
5.50%, 2/15/2022	915	956	VFH Parent LLC / Orchestra Co-Issuer Inc
			6.75%, 6/15/2022(g)	250	259
6.25%, 12/1/2019	1,670	1,734
Alliance Data Systems Corp					$49,595
5.38%, 8/1/2022(g)	630	633	Electric - 2.68%
5.88%, 11/1/2021(g)	390	397	AES Corp/VA
Ally Financial Inc			4.88%, 5/15/2023	100	101
3.25%, 11/5/2018	1,315	1,315	5.13%, 9/1/2027	500	507
3.60%, 5/21/2018	2,430	2,424	5.50%, 4/15/2025	93	95
3.75%, 11/18/2019	100	100

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Entertainment (continued)
AES Corp/VA (continued)			Churchill Downs Inc
6.00%, 5/15/2026	$310	$324	4.75%, 1/15/2028(g)	$180	$170
Calpine Corp			Cinemark USA Inc
5.25%, 6/1/2026(g)	750	718	4.88%, 6/1/2023	450	444
5.38%, 1/15/2023	1,720	1,649	Eldorado Resorts Inc
5.50%, 2/1/2024	1,000	918	6.00%, 4/1/2025	180	178
5.75%, 1/15/2025	5,860	5,377	7.00%, 8/1/2023	165	174
5.88%, 1/15/2024(g)	315	317	EMI Music Publishing Group North America
6.00%, 1/15/2022(g)	1,815	1,856	Holdings Inc
NextEra Energy Operating Partners LP			7.63%, 6/15/2024(g)	395	428
4.25%, 9/15/2024(g)	100	97	Gateway Casinos & Entertainment Ltd
4.50%, 9/15/2027(g)	100	93	8.25%, 3/1/2024(g)	210	223
NRG Energy Inc			GLP Capital LP / GLP Financing II Inc
5.75%, 1/15/2028(g)	100	99	4.38%, 11/1/2018	1,150	1,150
6.25%, 7/15/2022	875	897	4.38%, 4/15/2021	225	227
6.25%, 5/1/2024	750	775	4.88%, 11/1/2020	1,815	1,855
6.63%, 1/15/2027	2,878	2,961	5.38%, 11/1/2023	720	744
7.25%, 5/15/2026	2,070	2,207	5.38%, 4/15/2026	650	655
NRG Yield Operating LLC			International Game Technology PLC
5.00%, 9/15/2026	500	486	5.63%, 2/15/2020(g)	1,245	1,274
5.38%, 8/15/2024	100	100	6.25%, 2/15/2022(g)	955	1,003
Talen Energy Supply LLC			6.50%, 2/15/2025(g)	530	565
4.60%, 12/15/2021	1,190	1,011	Live Nation Entertainment Inc
6.50%, 6/1/2025	1,212	882	4.88%, 11/1/2024(g)	775	759
9.50%, 7/15/2022(g)	1,790	1,705	Mohegan Gaming & Entertainment
Vistra Energy Corp			7.88%, 10/15/2024(g)	100	100
5.88%, 6/1/2023	1,537	1,572	National CineMedia LLC
7.38%, 11/1/2022	850	896	6.00%, 4/15/2022	400	406
7.63%, 11/1/2024	1,845	1,983	Pinnacle Entertainment Inc
8.00%, 1/15/2025(g)	530	574	5.63%, 5/1/2024	100	105
8.13%, 1/30/2026(g)	1,563	1,713	Rivers Pittsburgh Borrower LP/Rivers
		$29,913	Pittsburgh Finance Corp
Electrical Components & Equipment - 0.15%			6.13%, 8/15/2021(g)	235	227
Energizer Holdings Inc			Scientific Games International Inc
5.50%, 6/15/2025(g)	210	208	10.00%, 12/1/2022	1,725	1,859
EnerSys			Six Flags Entertainment Corp
5.00%, 4/30/2023(g)	683	686	4.88%, 7/31/2024(g)	1,379	1,347
General Cable Corp			5.50%, 4/15/2027(g)	100	99
5.75%, 10/1/2022	400	411	WMG Acquisition Corp
WESCO Distribution Inc			4.88%, 11/1/2024(g)	105	103
5.38%, 12/15/2021	310	315	5.00%, 8/1/2023(g)	90	90
			5.63%, 4/15/2022(g)	502	513
		$1,620
Energy - Alternate Sources - 0.05%					$18,651
Pattern Energy Group Inc			Environmental Control - 0.17%
5.88%, 2/1/2024(g)	329	336	Clean Harbors Inc
TerraForm Power Operating LLC			5.25%, 8/1/2020	150	151
6.63%, 6/15/2025(g),(h)	210	224	Core & Main LP
			6.13%, 8/15/2025(g)	100	98
		$560
Engineering & Construction - 0.13%			Covanta Holding Corp
AECOM			5.88%, 3/1/2024	145	143
5.13%, 3/15/2027	1,004	965	5.88%, 7/1/2025	286	278
Brand Industrial Services Inc			6.38%, 10/1/2022	430	439
8.50%, 7/15/2025(g)	100	103	GFL Environmental Inc
			5.63%, 5/1/2022(g)	260	260
MasTec Inc			9.88%, 2/1/2021(g)	150	158
4.88%, 3/15/2023	137	136
Tutor Perini Corp			Tervita Escrow Corp
6.88%, 5/1/2025(g)	206	211	7.63%, 12/1/2021(g)	400	408
		$1,415			$1,935
Entertainment - 1.67%			Food - 1.24%
AMC Entertainment Holdings Inc			Albertsons Cos LLC / Safeway Inc / New
5.75%, 6/15/2025	925	897	Albertson's Inc / Albertson's LLC
5.88%, 2/15/2022	550	557	5.75%, 3/15/2025	1,620	1,412
6.13%, 5/15/2027	1,305	1,263	6.63%, 6/15/2024	579	539
Caesars Resort Collection LLC / CRC Finco			B&G Foods Inc
Inc			5.25%, 4/1/2025	443	405
5.25%, 10/15/2025 (g)	800	764	Chobani LLC / Chobani Finance Corp Inc
			7.50%, 4/15/2025(g)	100	101
CCM Merger Inc
6.00%, 3/15/2022(g)	122	124	Dean Foods Co
			6.50%, 3/15/2023(g)	535	513
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op			Dole Food Co Inc
5.38%, 4/15/2027(g)	350	348	7.25%, 6/15/2025(g)	507	511

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Food (continued)			Healthcare - Products (continued)
Ingles Markets Inc			DJO Finance LLC / DJO Finance Corp
5.75%, 6/15/2023	$100	$100	8.13%, 6/15/2021(g)	$350	$350
JBS USA LUX SA / JBS USA Finance Inc			10.75%, 4/15/2020	200	194
5.75%, 6/15/2025(g)	191	179	Hologic Inc
5.88%, 7/15/2024(g)	931	903	4.38%, 10/15/2025(g)	655	630
7.25%, 6/1/2021(g)	177	178	4.63%, 2/1/2028(g)	135	129
Lamb Weston Holdings Inc			Immucor Inc
4.63%, 11/1/2024(g)	100	99	11.13%, 2/15/2022 (g)	200	207
4.88%, 11/1/2026(g)	430	426	Kinetic Concepts Inc / KCI USA Inc
New Albertsons LP			7.88%, 2/15/2021(g)	345	358
6.63%, 6/1/2028	325	249	12.50%, 11/1/2021 (g)	400	448
8.00%, 5/1/2031	300	250	Mallinckrodt International Finance SA
8.70%, 5/1/2030	165	145	4.75%, 4/15/2023	143	102
Pilgrim's Pride Corp			Mallinckrodt International Finance SA /
5.75%, 3/15/2025(g)	395	386	Mallinckrodt CB LLC
5.88%, 9/30/2027(g)	500	478	4.88%, 4/15/2020(g)	50	48
Pinnacle Foods Finance LLC / Pinnacle Foods			5.50%, 4/15/2025(g)	655	492
Finance Corp			5.63%, 10/15/2023(g)	302	236
5.88%, 1/15/2024	565	582	5.75%, 8/1/2022(g)	328	273
Post Holdings Inc			Ortho-Clinical Diagnostics Inc / Ortho-
5.00%, 8/15/2026(g)	998	936	Clinical Diagnostics SA
5.50%, 3/1/2025(g)	1,313	1,290	6.63%, 5/15/2022(g)	200	198
5.63%, 1/15/2028(g)	740	707	Teleflex Inc
5.75%, 3/1/2027(g)	1,494	1,462	4.88%, 6/1/2026	363	358
SUPERVALU Inc			5.25%, 6/15/2024	292	296
7.75%, 11/15/2022	839	836	Universal Hospital Services Inc
Tesco PLC			7.63%, 8/15/2020	100	101
6.15%, 11/15/2037 (g)	300	321			$11,464
TreeHouse Foods Inc			Healthcare - Services - 7.11%
4.88%, 3/15/2022	500	496	Acadia Healthcare Co Inc
US Foods Inc			6.13%, 3/15/2021	253	256
5.88%, 6/15/2024(g)	340	346	Centene Corp
		$13,850	4.75%, 5/15/2022	1,415	1,429
Food Service - 0.20%			4.75%, 1/15/2025	710	690
Aramark Services Inc			5.63%, 2/15/2021	490	503
4.75%, 6/1/2026	100	97	6.13%, 2/15/2024	1,205	1,262
5.00%, 2/1/2028(g)	1,625	1,582	CHS/Community Health Systems Inc
5.13%, 1/15/2024	555	565	5.13%, 8/1/2021	252	232
		$2,244	6.25%, 3/31/2023	1,093	997
Forest Products & Paper - 0.06%			6.88%, 2/1/2022	1,011	549
Cascades Inc			7.13%, 7/15/2020	731	577
5.50%, 7/15/2022(g)	25	25	8.00%, 11/15/2019	157	143
5.75%, 7/15/2023(g)	230	228	DaVita Inc
Clearwater Paper Corp			5.00%, 5/1/2025	1,105	1,047
4.50%, 2/1/2023	195	183	5.13%, 7/15/2024	1,830	1,773
5.38%, 2/1/2025(g)	104	92	5.75%, 8/15/2022	1,939	1,986
NewPage Corp			Eagle Holding Co II LLC
0.00%, 12/31/2014 (a),(c),(d)	3,413	—	7.63%, PIK 8.38%, 5/15/2022(g),(h),(i)	400	405
Resolute Forest Products Inc			Envision Healthcare Corp
5.88%, 5/15/2023	100	101	5.13%, 7/1/2022(g)	959	947
		$629	5.63%, 7/15/2022	935	937
Gas - 0.15%			6.25%, 12/1/2024(g)	1,010	1,050
AmeriGas Partners LP / AmeriGas Finance			Fresenius Medical Care US Finance II Inc
Corp			5.88%, 1/31/2022(g)	415	443
5.50%, 5/20/2025	336	330	6.50%, 9/15/2018(g)	1,230	1,246
5.63%, 5/20/2024	218	217	HCA Healthcare Inc
5.75%, 5/20/2027	231	222	6.25%, 2/15/2021	619	651
5.88%, 8/20/2026	318	316	HCA Inc
NGL Energy Partners LP / NGL Energy			4.25%, 10/15/2019	445	448
Finance Corp			4.50%, 2/15/2027	705	675
6.13%, 3/1/2025	466	444	4.75%, 5/1/2023	1,430	1,441
6.88%, 10/15/2021	191	191	5.00%, 3/15/2024	1,674	1,693
		$1,720	5.25%, 4/15/2025	1,236	1,251
Hand & Machine Tools - 0.37%			5.25%, 6/15/2026	535	538
Apex Tool Group LLC / BC Mountain			5.38%, 2/1/2025	882	878
Finance Inc			5.50%, 6/15/2047	680	643
9.00%, 2/15/2023(g)	4,240	4,134	5.88%, 3/15/2022	1,186	1,250
			5.88%, 5/1/2023	478	498
Healthcare - Products - 1.03%			5.88%, 2/15/2026	480	486
Avantor Inc			6.50%, 2/15/2020	1,317	1,376
6.00%, 10/1/2024(g)	400	402	7.50%, 2/15/2022	575	633
9.00%, 10/1/2025(g)	6,560	6,642	7.69%, 6/15/2025	765	841

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Home Builders (continued)
Kindred Healthcare Inc			Lennar Corp (continued)
8.00%, 1/15/2020	$100	$107	4.88%, 12/15/2023	$850	$852
LifePoint Health Inc			5.25%, 6/1/2026(g)	837	818
5.38%, 5/1/2024	75	71	5.38%, 10/1/2022(g)	598	619
5.50%, 12/1/2021	348	349	5.88%, 11/15/2024(g)	582	601
5.88%, 12/1/2023	525	519	6.95%, 6/1/2018	135	135
MEDNAX Inc			8.38%, 5/15/2018(g)	265	265
5.25%, 12/1/2023(g)	265	263	8.38%, 1/15/2021(g)	320	354
Molina Healthcare Inc			M/I Homes Inc
4.88%, 6/15/2025(g)	237	225	5.63%, 8/1/2025	301	290
5.38%, 11/15/2022	100	100	Mattamy Group Corp
MPH Acquisition Holdings LLC			6.88%, 12/15/2023(g)	157	161
7.13%, 6/1/2024(g)	1,359	1,386	MDC Holdings Inc
One Call Corp			6.00%, 1/15/2043	200	186
7.50%, 7/1/2024(g)	9,946	9,797	Meritage Homes Corp
10.00%, 10/1/2024 (g)	3,920	3,499	6.00%, 6/1/2025	365	376
Polaris Intermediate Corp			7.15%, 4/15/2020	370	392
8.50%, PIK 9.25%, 12/1/2022(g),(h),(i)	5,620	5,704	New Home Co Inc/The
Quorum Health Corp			7.25%, 4/1/2022	555	569
11.63%, 4/15/2023	600	638	PulteGroup Inc
RegionalCare Hospital Partners Holdings Inc			4.25%, 3/1/2021	1,385	1,392
8.25%, 5/1/2023(g)	8,290	8,702	5.00%, 1/15/2027	500	487
Surgery Center Holdings Inc			6.00%, 2/15/2035	500	511
6.75%, 7/1/2025(g)	6,430	6,077	Taylor Morrison Communities Inc / Taylor
8.88%, 4/15/2021(g)	400	411	Morrison Holdings II Inc
Tenet Healthcare Corp			5.25%, 4/15/2021(g)	670	675
4.38%, 10/1/2021	437	430	5.63%, 3/1/2024(g)	1,206	1,206
4.50%, 4/1/2021	300	297	Toll Brothers Finance Corp
4.63%, 7/15/2024(g)	1,359	1,311	4.00%, 12/31/2018	560	560
4.75%, 6/1/2020	50	50	4.35%, 2/15/2028	900	833
5.13%, 5/1/2025(g)	495	481	4.38%, 4/15/2023	845	845
6.75%, 6/15/2023	1,300	1,278	4.88%, 3/15/2027	295	287
6.88%, 11/15/2031	460	421	5.63%, 1/15/2024	360	378
7.00%, 8/1/2025(g)	827	812	5.88%, 2/15/2022	430	455
7.50%, 1/1/2022(g)	770	812	TRI Pointe Group Inc
8.13%, 4/1/2022	838	873	4.88%, 7/1/2021	700	702
WellCare Health Plans Inc			TRI Pointe Group Inc / TRI Pointe Homes
5.25%, 4/1/2025	100	101	Inc
West Street Merger Sub Inc			4.38%, 6/15/2019	346	347
6.38%, 9/1/2025(g)	4,888	4,803	5.88%, 6/15/2024	30	30
		$79,291	William Lyon Homes Inc
Holding Companies - Diversified - 0.50%			5.88%, 1/31/2025	600	584
HRG Group Inc					$20,320
7.75%, 1/15/2022	350	360	Housewares - 0.08%
Stena International SA			American Greetings Corp
5.75%, 3/1/2024(g)	600	555	7.88%, 2/15/2025(g)	237	239
Trident Merger Sub Inc			Scotts Miracle-Gro Co/The
6.63%, 11/1/2025(g)	4,770	4,675	5.25%, 12/15/2026	625	611
		$5,590			$850
Home Builders - 1.82%			Insurance - 2.52%
AV Homes Inc			Alliant Holdings Intermediate LLC / Alliant
6.63%, 5/15/2022	495	507	Holdings Co-Issuer
Beazer Homes USA Inc			8.25%, 8/1/2023(g)	7,060	7,321
5.88%, 10/15/2027	145	133	American Equity Investment Life Holding
8.75%, 3/15/2022	150	162	Co
Brookfield Residential Properties Inc /			5.00%, 6/15/2027	100	99
Brookfield Residential US Corp			Ardonagh Midco 3 PLC
6.13%, 7/1/2022(g)	250	254	8.63%, 7/15/2023(g)	250	257
K Hovnanian Enterprises Inc			AssuredPartners Inc
10.00%, 7/15/2022 (g)	500	536	7.00%, 8/15/2025(g)	5,945	5,871
KB Home			CNO Financial Group Inc
4.75%, 5/15/2019	225	226	5.25%, 5/30/2025	742	748
7.00%, 12/15/2021	235	249	Fidelity & Guaranty Life Holdings Inc
7.50%, 9/15/2022	200	220	6.38%, 4/1/2021(g)	425	432
8.00%, 3/15/2020	205	219	Genworth Holdings Inc
Lennar Corp			7.20%, 2/15/2021	550	518
2.95%, 11/29/2020 (g)	500	487	7.63%, 9/24/2021	100	94
4.13%, 1/15/2022	800	797	7.70%, 6/15/2020	150	146
4.75%, 4/1/2021	100	101	HUB International Ltd
4.75%, 11/15/2022	840	841	7.00%, 5/1/2026(g)	4,580	4,586
4.75%, 5/30/2025	600	584	7.88%, 10/1/2021(g)	300	313
4.75%, 11/29/2027 (g)	100	94

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Leisure Products & Services (continued)
Liberty Mutual Group Inc			Sabre GLBL Inc
7.80%, 3/7/2087(g)	$626	$757	5.25%, 11/15/2023(g)	$86	$87
Radian Group Inc			Silversea Cruise Finance Ltd
4.50%, 10/1/2024	153	146	7.25%, 2/1/2025(g)	100	106
USIS Merger Sub Inc			Viking Cruises Ltd
6.88%, 5/1/2025(g)	6,797	6,797	5.88%, 9/15/2027(g)	500	482
		$28,085			$3,352
Internet - 1.17%			Lodging - 1.52%
Cogent Communications Group Inc			Boyd Gaming Corp
5.38%, 3/1/2022(g)	200	205	6.38%, 4/1/2026	1,065	1,115
Match Group Inc			6.88%, 5/15/2023	1,399	1,469
6.38%, 6/1/2024	445	469	Choice Hotels International Inc
Netflix Inc			5.75%, 7/1/2022	220	233
4.38%, 11/15/2026	691	646	Diamond Resorts International Inc
4.88%, 4/15/2028(g)	1,240	1,171	10.75%, 9/1/2024(g)	450	502
5.38%, 2/1/2021	365	377	Hilton Domestic Operating Co Inc
5.50%, 2/15/2022	1,405	1,458	4.25%, 9/1/2024	310	298
5.75%, 3/1/2024	125	130	5.13%, 5/1/2026(g)	480	480
5.88%, 2/15/2025	325	334	Hilton Grand Vacations Borrower LLC/Hilton
5.88%, 11/15/2028 (g)	2,030	2,025	Grand Vacations Borrower Inc
Symantec Corp			6.13%, 12/1/2024	194	205
3.95%, 6/15/2022	50	50	Hilton Worldwide Finance LLC / Hilton
4.20%, 9/15/2020	200	202	Worldwide Finance Corp
5.00%, 4/15/2025(g)	1,039	1,043	4.63%, 4/1/2025	1,208	1,171
VeriSign Inc			4.88%, 4/1/2027	228	221
4.75%, 7/15/2027	335	321	Jack Ohio Finance LLC / Jack Ohio Finance 1
5.25%, 4/1/2025	310	318	Corp
Zayo Group LLC / Zayo Capital Inc			6.75%, 11/15/2021(g)	720	743
5.75%, 1/15/2027(g)	2,298	2,281	10.25%, 11/15/2022 (g)	2,640	2,891
6.00%, 4/1/2023	1,000	1,030	MGM Resorts International
6.38%, 5/15/2025	890	922	4.63%, 9/1/2026	529	501
		$12,982	5.25%, 3/31/2020	850	870
Iron & Steel - 1.92%			6.00%, 3/15/2023	935	978
AK Steel Corp			6.63%, 12/15/2021	510	546
7.00%, 3/15/2027	393	381	6.75%, 10/1/2020	150	159
7.50%, 7/15/2023	236	248	7.75%, 3/15/2022	490	544
7.63%, 10/1/2021	50	51	8.63%, 2/1/2019	1,540	1,595
Allegheny Technologies Inc			Seminole Hard Rock Entertainment Inc /
5.95%, 1/15/2021	100	101	Seminole Hard Rock International LLC
ArcelorMittal			5.88%, 5/15/2021(g)	840	840
5.50%, 8/5/2020	430	446	Station Casinos LLC
6.13%, 6/1/2025	192	208	5.00%, 10/1/2025(g)	393	376
7.00%, 3/1/2041	605	696	Studio City Co Ltd
7.25%, 10/15/2039	600	711	5.88%, 11/30/2019(g)	210	213
Baffinland Iron Mines Corp			7.25%, 11/30/2021(g)	300	312
12.00%, 2/1/2022(g)	200	220	Wynn Las Vegas LLC / Wynn Las Vegas
Big River Steel LLC / BRS Finance Corp			Capital Corp
7.25%, 9/1/2025(g)	5,313	5,539	5.50%, 3/1/2025(g)	705	702
Cleveland-Cliffs Inc					$16,964
5.75%, 3/1/2025	600	579	Machinery - Construction & Mining - 0.13%
6.25%, 10/1/2040	200	167	BlueLine Rental Finance Corp / BlueLine
Commercial Metals Co			Rental LLC
4.88%, 5/15/2023	581	572	9.25%, 3/15/2024(g)	100	106
5.38%, 7/15/2027	154	150	Terex Corp
Specialty Steel			5.63%, 2/1/2025(g)	868	864
11.62%, 11/15/2022 (c),(d)	8,680	8,680	Vertiv Group Corp
Steel Dynamics Inc			9.25%, 10/15/2024(g)	356	360
5.13%, 10/1/2021	400	407	Vertiv Intermediate Holding Corp
5.25%, 4/15/2023	200	203	12.00%, PIK 13.00%, 2/15/2022 (g),(h),(i)	150	152
5.50%, 10/1/2024	835	858			$1,482
United States Steel Corp			Machinery - Diversified - 1.36%
6.88%, 8/15/2025	600	612	AGCO Corp
7.38%, 4/1/2020	550	582	5.88%, 12/1/2021	520	547
		$21,411	ATS Automation Tooling Systems Inc
Leisure Products & Services - 0.30%			6.50%, 6/15/2023(g)	526	550
24 Hour Fitness Worldwide Inc			Cloud Crane LLC
8.00%, 6/1/2022(g)	700	703	10.13%, 8/1/2024(g)	100	109
Constellation Merger Sub Inc			CNH Industrial Capital LLC
8.50%, 9/15/2025(g)	260	253	3.38%, 7/15/2019	525	526
NCL Corp Ltd			4.38%, 4/5/2022	550	558
4.75%, 12/15/2021 (g)	1,695	1,721	4.88%, 4/1/2021	430	444

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified (continued)			Media (continued)
CNH Industrial NV			CSC Holdings LLC (continued)
4.50%, 8/15/2023	$290	$294	10.88%, 10/15/2025 (g)	$1,905	$2,234
JPW Industries Holding Corp			DISH DBS Corp
9.00%, 10/1/2024(g)	4,660	4,905	5.00%, 3/15/2023	779	675
Manitowoc Co Inc/The			5.13%, 5/1/2020	500	498
12.75%, 8/15/2021 (g)	100	112	5.88%, 7/15/2022	375	345
Tennant Co			5.88%, 11/15/2024	1,479	1,259
5.63%, 5/1/2025	239	244	6.75%, 6/1/2021	1,275	1,269
Titan Acquisition Ltd / Titan Co-Borrower			7.75%, 7/1/2026	1,481	1,347
LLC			7.88%, 9/1/2019	100	104
7.75%, 4/15/2026(g)	3,540	3,527	EW Scripps Co/The
Welbilt Inc			5.13%, 5/15/2025(g)	142	132
9.50%, 2/15/2024	290	322	Gray Television Inc
Xerium Technologies Inc			5.13%, 10/15/2024(g)	950	906
9.50%, 8/15/2021	2,930	3,054	5.88%, 7/15/2026(g)	100	96
		$15,192	Liberty Interactive LLC
Media - 7.84%			8.50%, 7/15/2029	600	646
Altice Financing SA			LIN Television Corp
6.63%, 2/15/2023(g)	865	865	5.88%, 11/15/2022	169	174
7.50%, 5/15/2026(g)	1,575	1,551	McClatchy Co/The
Altice France SA/France			6.88%, 3/15/2029	400	509
6.00%, 5/15/2022(g)	3,047	3,003	McGraw-Hill Global Education Holdings LLC
6.25%, 5/15/2024(g)	1,327	1,264	/ McGraw-Hill Global Education Finance
7.38%, 5/1/2026(g)	3,743	3,626	7.88%, 5/15/2024(g)	500	465
Altice Luxembourg SA			Meredith Corp
7.63%, 2/15/2025(g)	1,204	1,085	6.88%, 2/1/2026(g)	500	506
7.75%, 5/15/2022(g)	2,074	1,981	Midcontinent Communications / Midcontinent
Altice US Finance I Corp			Finance Corp
5.38%, 7/15/2023(g)	740	740	6.88%, 8/15/2023(g)	100	105
5.50%, 5/15/2026(g)	1,733	1,694	Nexstar Broadcasting Inc
AMC Networks Inc			5.63%, 8/1/2024(g)	320	315
4.75%, 12/15/2022	250	251	6.13%, 2/15/2022(g)	445	458
4.75%, 8/1/2025	545	518	Quebecor Media Inc
5.00%, 4/1/2024	100	98	5.75%, 1/15/2023	180	185
Block Communications Inc			Radiate Holdco LLC / Radiate Finance Inc
6.88%, 2/15/2025(g)	100	100	6.63%, 2/15/2025(g)	500	464
Cable One Inc			Sinclair Television Group Inc
5.75%, 6/15/2022(g)	100	102	5.13%, 2/15/2027(g)	505	468
Cablevision Systems Corp			5.38%, 4/1/2021	815	824
5.88%, 9/15/2022	550	542	5.63%, 8/1/2024(g)	679	672
CCO Holdings LLC / CCO Holdings Capital			6.13%, 10/1/2022	630	648
Corp			Sirius XM Radio Inc
4.00%, 3/1/2023(g)	100	97	3.88%, 8/1/2022(g)	50	49
5.00%, 2/1/2028(g)	2,610	2,410	4.63%, 5/15/2023(g)	710	701
5.13%, 2/15/2023	100	100	5.00%, 8/1/2027(g)	1,501	1,430
5.13%, 5/1/2023(g)	1,890	1,898	5.38%, 4/15/2025(g)	570	567
5.13%, 5/1/2027(g)	1,169	1,095	5.38%, 7/15/2026(g)	1,095	1,076
5.25%, 3/15/2021	50	51	6.00%, 7/15/2024(g)	1,680	1,726
5.25%, 9/30/2022	1,245	1,264	SportsNet New York
5.38%, 5/1/2025(g)	475	467	10.25%, 1/15/2025 (b),(c),(d)	4,130	4,130
5.50%, 5/1/2026(g)	880	857	TEGNA Inc
5.75%, 1/15/2024	500	505	4.88%, 9/15/2021(g)	500	506
5.75%, 2/15/2026(g)	2,837	2,816	5.13%, 10/15/2019	960	967
5.88%, 4/1/2024(g)	501	508	5.13%, 7/15/2020	870	874
5.88%, 5/1/2027(g)	885	865	5.50%, 9/15/2024(g)	115	117
Cengage Learning Inc			6.38%, 10/15/2023	750	774
9.50%, 6/15/2024(g)	293	229	Tribune Media Co
Cequel Communications Holdings I LLC /			5.88%, 7/15/2022	1,500	1,518
Cequel Capital Corp			Unitymedia GmbH
5.13%, 12/15/2021 (g)	1,570	1,554	6.13%, 1/15/2025(g)	825	866
5.13%, 12/15/2021 (g)	800	791	Unitymedia Hessen GmbH & Co KG /
7.50%, 4/1/2028(g)	200	203	Unitymedia NRW GmbH
7.75%, 7/15/2025(g)	1,010	1,060	5.00%, 1/15/2025(g)	905	926
Clear Channel Worldwide Holdings Inc			Univision Communications Inc
6.50%, 11/15/2022	602	614	5.13%, 5/15/2023(g)	2,420	2,299
7.63%, 3/15/2020	1,180	1,183	5.13%, 2/15/2025(g)	659	610
CSC Holdings LLC			6.75%, 9/15/2022(g)	718	736
5.25%, 6/1/2024	930	871	UPCB Finance IV Ltd
5.38%, 2/1/2028(g)	200	187	5.38%, 1/15/2025(g)	1,250	1,222
5.50%, 4/15/2027(g)	1,731	1,662	Urban One Inc
6.75%, 11/15/2021	305	321	7.38%, 4/15/2022(g)	2,640	2,587
7.63%, 7/15/2018	755	762	9.25%, 2/15/2020(g)	1,680	1,596
8.63%, 2/15/2019	368	383

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Mining (continued)
Viacom Inc			Northwest Acquisitions ULC / Dominion
5.87%, 2/28/2057(k)	$100	$101	Finco Inc
3 Month LIBOR + 3.90%			7.13%, 11/1/2022(g)	$1,880	$1,914
6.25%, 2/28/2057(k)	100	101	Teck Resources Ltd
3 Month LIBOR + 3.90%			4.75%, 1/15/2022	982	996
Videotron Ltd			5.40%, 2/1/2043	315	302
5.00%, 7/15/2022	200	204	6.00%, 8/15/2040	385	401
5.13%, 4/15/2027(g)	235	230	6.13%, 10/1/2035	400	425
5.38%, 6/15/2024(g)	217	223	6.25%, 7/15/2041	725	769
Virgin Media Finance PLC			8.50%, 6/1/2024(g)	1,018	1,137
6.00%, 10/15/2024 (g)	510	500			$26,636
6.38%, 4/15/2023(g)	820	826	Miscellaneous Manufacturers - 0.38%
Virgin Media Secured Finance PLC			Bombardier Inc
5.25%, 1/15/2021	500	511	5.75%, 3/15/2022(g)	50	50
5.25%, 1/15/2026(g)	100	95	6.00%, 10/15/2022(g)	675	671
5.50%, 8/15/2026(g)	1,550	1,492	6.13%, 1/15/2023(g)	757	762
Ziggo Bond Finance BV			7.50%, 3/15/2025(g)	1,148	1,194
5.88%, 1/15/2025(g)	260	246	7.75%, 3/15/2020(g)	100	107
6.00%, 1/15/2027(g)	150	140	EnPro Industries Inc
Ziggo Secured Finance BV			5.88%, 9/15/2022	300	309
5.50%, 1/15/2027(g)	2,065	1,946	Gates Global LLC / Gates Global Co
		$87,369	6.00%, 7/15/2022(g)	634	642
Metal Fabrication & Hardware - 0.22%			Koppers Inc
Grinding Media Inc / Moly-Cop AltaSteel			6.00%, 2/15/2025(g)	504	513
Ltd					$4,248
7.38%, 12/15/2023 (g)	100	106	Office & Business Equipment - 0.21%
Novelis Corp			CDW LLC / CDW Finance Corp
5.88%, 9/30/2026(g)	1,360	1,350	5.00%, 9/1/2023	1,198	1,222
6.25%, 8/15/2024(g)	1,000	1,018	5.00%, 9/1/2025	420	419
		$2,474	5.50%, 12/1/2024	705	730
Mining - 2.39%					$2,371
Alcoa Nederland Holding BV			Oil & Gas - 6.25%
6.75%, 9/30/2024(g)	543	582	Aker BP ASA
Aleris International Inc			6.00%, 7/1/2022(g)	400	417
7.88%, 11/1/2020	300	296	Alta Mesa Holdings LP / Alta Mesa Finance
9.50%, 4/1/2021(g)	615	641	Services Corp
Barminco Finance Pty Ltd			7.88%, 12/15/2024	100	103
6.63%, 5/15/2022(g)	200	194	Antero Resources Corp
Century Aluminum Co			5.13%, 12/1/2022	2,002	2,012
7.50%, 6/1/2021(g)	570	579	5.38%, 11/1/2021	1,715	1,735
Constellium NV			Ascent Resources Utica Holdings LLC / ARU
5.75%, 5/15/2024(g)	4,170	4,097	Finance Corp
6.63%, 3/1/2025(g)	701	711	10.00%, 4/1/2022(g)	1,715	1,843
Eldorado Gold Corp			Athabasca Oil Corp
6.13%, 12/15/2020 (g)	200	185	9.88%, 2/24/2022(g)	200	201
Ferroglobe PLC / Globe Specialty Metals Inc			Baytex Energy Corp
9.38%, 3/1/2022(g)	200	210	5.13%, 6/1/2021(g)	245	232
First Quantum Minerals Ltd			5.63%, 6/1/2024(g)	293	261
7.25%, 5/15/2022(g)	545	548	California Resources Corp
FMG Resources August 2006 Pty Ltd			8.00%, 12/15/2022(g)	886	762
4.75%, 5/15/2022(g)	993	984	Callon Petroleum Co
5.13%, 5/15/2024(g)	742	733	6.13%, 10/1/2024	372	379
Freeport-McMoRan Inc			Carrizo Oil & Gas Inc
3.10%, 3/15/2020	625	617	6.25%, 4/15/2023	386	396
3.55%, 3/1/2022	1,485	1,434	7.50%, 9/15/2020	87	88
3.88%, 3/15/2023	2,405	2,306	Chesapeake Energy Corp
4.00%, 11/14/2021	620	617	4.88%, 4/15/2022	665	638
4.55%, 11/14/2024	400	386	6.13%, 2/15/2021	1,306	1,315
5.40%, 11/14/2034	1,728	1,595	6.63%, 8/15/2020	150	154
5.45%, 3/15/2043	1,532	1,394	8.00%, 12/15/2022(g)	303	321
6.88%, 2/15/2023	100	107	8.00%, 1/15/2025(g)	795	771
Hecla Mining Co			8.00%, 6/15/2027(g)	1,575	1,516
6.88%, 5/1/2021	568	575	CNX Resources Corp
Hudbay Minerals Inc			5.88%, 4/15/2022	650	653
7.25%, 1/15/2023(g)	195	203	8.00%, 4/1/2023	100	105
7.63%, 1/15/2025(g)	715	758	Comstock Resources Inc
Joseph T Ryerson & Son Inc			10.00%, PIK 12.25%, 3/15/2020 (h),(i)	150	157
11.00%, 5/15/2022 (g)	300	332	Continental Resources Inc/OK
Kaiser Aluminum Corp			3.80%, 6/1/2024	1,655	1,614
5.88%, 5/15/2024	234	241	4.50%, 4/15/2023	1,091	1,104
Lundin Mining Corp
7.88%, 11/1/2022(g)	350	367

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Continental Resources Inc/OK (continued)			Noble Holding International Ltd	(continued)
4.90%, 6/1/2044	$415	$406	7.75%, 1/15/2024		$100	$94
5.00%, 9/15/2022	831	845	7.88%, 2/1/2026(g)		500	504
CrownRock LP / CrownRock Finance Inc			7.95%, 4/1/2025		100	90
5.63%, 10/15/2025 (g)	800	790	Oasis Petroleum Inc
Delek Logistics Partners LP			6.25%, 5/1/2026(d),(g),(l)		345	345
6.75%, 5/15/2025(g)	636	631	6.50%, 11/1/2021		1,101	1,129
Denbury Resources Inc			6.88%, 3/15/2022		820	845
9.00%, 5/15/2021(g)	300	313	Parker Drilling Co
Diamond Offshore Drilling Inc			6.75%, 7/15/2022		756	571
4.88%, 11/1/2043	575	414	Parsley Energy LLC / Parsley Finance Corp
7.88%, 8/15/2025	230	236	5.38%, 1/15/2025(g)		100	100
Diamondback Energy Inc			5.63%, 10/15/2027(g)		700	709
4.75%, 11/1/2024	398	396	6.25%, 6/1/2024(g)		50	52
Eclipse Resources Corp			PBF Holding Co LLC / PBF Finance Corp
8.88%, 7/15/2023	100	94	7.00%, 11/15/2023		367	379
Energen Corp			7.25%, 6/15/2025		215	223
4.63%, 9/1/2021	200	198	PDC Energy Inc
Energy Ventures Gom LLC / EnVen Finance			6.13%, 9/15/2024		960	984
Corp			Precision Drilling Corp
11.00%, 2/15/2023 (g)	2,180	2,218	5.25%, 11/15/2024		1,309	1,234
Ensco PLC			6.50%, 12/15/2021		833	850
4.50%, 10/1/2024	100	81	7.75%, 12/15/2023		325	338
5.20%, 3/15/2025	296	243	QEP Resources Inc
5.75%, 10/1/2044	550	382	5.25%, 5/1/2023		142	138
7.75%, 2/1/2026	500	471	5.38%, 10/1/2022		468	468
EP Energy LLC / Everest Acquisition Finance			Range Resources Corp
Inc			4.88%, 5/15/2025		216	200
6.38%, 6/15/2023	2,210	1,171	5.00%, 8/15/2022		1,290	1,267
7.75%, 9/1/2022	665	449	5.00%, 3/15/2023		849	817
8.00%, 11/29/2024 (g)	304	315	5.75%, 6/1/2021		50	51
8.00%, 2/15/2025(g)	305	215	Resolute Energy Corp
9.38%, 5/1/2024(g)	1,784	1,365	8.50%, 5/1/2020		960	960
Great Western Petroleum LLC / Great Western			Rowan Cos Inc
Finance Corp			4.88%, 6/1/2022		400	370
9.00%, 9/30/2021(g)	100	103	5.85%, 1/15/2044		430	318
Gulfport Energy Corp			7.38%, 6/15/2025		395	382
6.00%, 10/15/2024	302	287	7.88%, 8/1/2019		300	312
6.38%, 5/15/2025	100	96	RSP Permian Inc
Halcon Resources Corp			6.63%, 10/1/2022		475	495
6.75%, 2/15/2025	624	623	Sable Permian Resources Land LLC / AEPB
HighPoint Operating Corp			Finance Corp
7.00%, 10/15/2022	500	502	7.38%, 11/1/2021(g)		200	146
Hilcorp Energy I LP / Hilcorp Finance Co			13.00%, 11/30/2020 (g)		100	114
5.00%, 12/1/2024(g)	516	502	Sanchez Energy Corp
Jonah Energy LLC / Jonah Energy Finance			6.13%, 1/15/2023		1,365	986
Corp			7.75%, 6/15/2021		750	696
7.25%, 10/15/2025 (g)	100	80	Seven Generations Energy Ltd
Laredo Petroleum Inc			6.88%, 6/30/2023(g)		350	364
5.63%, 1/15/2022	100	101	SM Energy Co
Matador Resources Co			5.00%, 1/15/2024		939	894
6.88%, 4/15/2023	350	366	5.63%, 6/1/2025		100	97
MEG Energy Corp			6.13%, 11/15/2022		824	832
6.38%, 1/30/2023(g)	3,899	3,519	6.50%, 11/15/2021		73	74
6.50%, 1/15/2025(g)	245	245	6.75%, 9/15/2026		100	102
7.00%, 3/31/2024(g)	4,200	3,770	Southwestern Energy Co
Murphy Oil Corp			4.10%, 3/15/2022		150	146
4.45%, 12/1/2022	600	586	6.70%, 1/23/2025		100	98
5.75%, 8/15/2025	430	429	7.50%, 4/1/2026		100	103
5.87%, 12/1/2042	200	181	7.75%, 10/1/2027		500	516
Nabors Industries Inc			Sunoco LP / Sunoco Finance Corp
4.63%, 9/15/2021	150	147	4.88%, 1/15/2023(g)		100	98
5.00%, 9/15/2020	50	50	5.50%, 2/15/2026(g)		600	579
5.10%, 9/15/2023	43	41	Teine Energy Ltd
5.50%, 1/15/2023	533	522	6.88%, 9/30/2022(g)		400	409
Newfield Exploration Co			Transocean Inc
5.38%, 1/1/2026	390	405	5.80%, 10/15/2022		197	193
5.63%, 7/1/2024	490	519	6.80%, 3/15/2038		954	801
5.75%, 1/30/2022	150	158	7.50%, 1/15/2026(g)		600	606
Noble Holding International Ltd			7.50%, 4/15/2031		190	176
5.25%, 3/15/2042	320	211	9.00%, 7/15/2023(g)		444	479
6.05%, 3/1/2041	500	348
6.20%, 8/1/2040	236	166

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)				Packaging & Containers (continued)
Trinidad Drilling Ltd				BWAY Holding Co
6.63%, 2/15/2025(g)		$246	$236	5.50%, 4/15/2024(g)	$1,654	$1,662
Ultra Resources Inc				7.25%, 4/15/2025(g)	800	821
6.88%, 4/15/2022(g)		200	147	Coveris Holdings SA
Unit Corp				7.88%, 11/1/2019(g)	100	102
6.63%, 5/15/2021		244	244	Crown Americas LLC / Crown Americas
Whiting Petroleum Corp				Capital Corp V
5.75%, 3/15/2021		947	970	4.25%, 9/30/2026	395	366
6.25%, 4/1/2023		800	823	Crown Americas LLC / Crown Americas
6.63%, 1/15/2026(g)		325	333	Capital Corp VI
WildHorse Resource Development Corp				4.75%, 2/1/2026(g)	1,145	1,104
6.88%, 2/1/2025		600	609	Flex Acquisition Co Inc
WPX Energy Inc				6.88%, 1/15/2025(g)	218	219
5.25%, 9/15/2024		635	640	Graphic Packaging International LLC
6.00%, 1/15/2022		763	795	4.88%, 11/15/2022	300	305
8.25%, 8/1/2023		100	114	Owens-Brockway Glass Container Inc
			$69,612	5.00%, 1/15/2022(g)	1,308	1,326
Oil & Gas Services - 0.54%				5.38%, 1/15/2025(g)	200	199
Archrock Partners LP / Archrock Partners				5.88%, 8/15/2023(g)	373	381
Finance Corp				6.38%, 8/15/2025(g)	83	87
6.00%, 10/1/2022		286	286	Plastipak Holdings Inc
Bristow Group Inc				6.25%, 10/15/2025(g)	4,650	4,511
6.25%, 10/15/2022		200	165	Reynolds Group Issuer Inc / Reynolds Group
CSI Compressco LP / CSI Compressco				Issuer LLC / Reynolds Group Issuer
Finance Inc				(Luxembourg) S.A.
7.25%, 8/15/2022		298	282	5.13%, 7/15/2023(g)	2,505	2,521
Forum Energy Technologies Inc				5.75%, 10/15/2020	2,147	2,163
6.25%, 10/1/2021		200	199	6.88%, 2/15/2021	225	228
KCA Deutag UK Finance PLC				7.00%, 7/15/2024(g)	550	573
7.25%, 5/15/2021(g)		822	799	Sealed Air Corp
9.88%, 4/1/2022(g)		200	210	5.13%, 12/1/2024(g)	350	355
McDermott Escrow 1 Inc / McDermott Escrow				5.25%, 4/1/2023(g)	285	292
2	Inc			5.50%, 9/15/2025(g)	765	791
10.63%, 5/1/2024(g)		700	707	6.50%, 12/1/2020(g)	200	212
McDermott International Inc				Signode Industrial Group Lux SA/Signode
8.00%, 5/1/2021(g)		100	102	Industrial Group US Inc
SESI LLC				6.38%, 5/1/2022(g)	400	413
7.75%, 9/15/2024(g)		100	104	W/S Packaging Holdings Inc
Telford Offshore Ltd				9.00%, 4/15/2023(g)	3,450	3,528
14.00%, PIK 14.00%, 2/12/2024 (h),(i)		266	207			$30,627
Transocean Phoenix 2 Ltd				Pharmaceuticals - 1.82%
7.75%, 10/15/2024 (g)		85	91	Endo Dac / Endo Finance LLC / Endo Finco
Transocean Proteus Ltd				Inc
6.25%, 12/1/2024(g)		559	574	5.88%, 10/15/2024(g)	200	188
Weatherford International LLC				6.00%, 7/15/2023(g)	2,235	1,625
9.88%, 3/1/2025(g)		500	478	6.00%, 2/1/2025(g)	1,195	840
Weatherford International Ltd				Endo Finance LLC / Endo Finco Inc
4.50%, 4/15/2022		596	527	5.38%, 1/15/2023(g)	1,070	774
5.13%, 9/15/2020		500	490	Valeant Pharmaceuticals International
6.50%, 8/1/2036		169	128	6.75%, 8/15/2021(g)	643	647
6.75%, 9/15/2040		300	230	7.25%, 7/15/2022(g)	650	656
7.00%, 3/15/2038		220	173	Valeant Pharmaceuticals International Inc
7.75%, 6/15/2021		150	148	5.50%, 3/1/2023(g)	1,407	1,270
8.25%, 6/15/2023		100	94	5.50%, 11/1/2025(g)	1,055	1,050
			$5,994	5.63%, 12/1/2021(g)	750	726
Packaging & Containers - 2.75%				5.88%, 5/15/2023(g)	2,519	2,314
Ardagh Packaging Finance PLC / Ardagh				6.13%, 4/15/2025(g)	1,800	1,623
Holdings USA Inc				6.50%, 3/15/2022(g)	935	970
4.25%, 9/15/2022(g)		1,125	1,118	7.00%, 3/15/2024(g)	502	530
4.63%, 5/15/2023(g)		210	211	7.50%, 7/15/2021(g)	473	481
6.00%, 6/30/2021(g)		300	305	Vizient Inc
6.00%, 2/15/2025(g)		1,700	1,719	10.38%, 3/1/2024(g)	5,970	6,612
7.25%, 5/15/2024(g)		775	818			$20,306
Ball Corp				Pipelines - 3.43%
4.00%, 11/15/2023		100	98	American Midstream Partners LP / American
4.38%, 12/15/2020		590	600	Midstream Finance Corp
4.88%, 3/15/2026		100	100	8.50%, 12/15/2021(g)	450	448
5.00%, 3/15/2022		1,220	1,264	Antero Midstream Partners LP / Antero
5.25%, 7/1/2025		483	497	Midstream Finance Corp
Berry Global Inc				5.38%, 9/15/2024	1,075	1,070
5.13%, 7/15/2023		1,625	1,635
5.50%, 5/15/2022		100	103

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			Pipelines (continued)
Blue Racer Midstream LLC / Blue Racer			Targa Resources Partners LP / Targa
Finance Corp			Resources Partners Finance Corp
6.13%, 11/15/2022 (g)	$330	$338	4.13%, 11/15/2019	$880	$885
Buckeye Partners LP			4.25%, 11/15/2023	1,335	1,261
6.37%, 1/22/2078(k)	500	488	5.00%, 1/15/2028(g)	1,565	1,448
3 Month LIBOR + 4.02%			5.13%, 2/1/2025	475	461
Cheniere Corpus Christi Holdings LLC			5.25%, 5/1/2023	770	768
5.13%, 6/30/2027	600	585	5.38%, 2/1/2027	100	96
5.88%, 3/31/2025	1,695	1,747	6.75%, 3/15/2024	1,065	1,113
7.00%, 6/30/2024	380	416	Williams Cos Inc/The
Cheniere Energy Partners LP			3.70%, 1/15/2023	575	556
5.25%, 10/1/2025(g)	2,463	2,407	4.55%, 6/24/2024	100	100
Crestwood Midstream Partners LP /			5.75%, 6/24/2044	1,045	1,089
Crestwood Midstream Finance Corp			7.50%, 1/15/2031	355	428
5.75%, 4/1/2025	792	786	7.75%, 6/15/2031	245	298
6.25%, 4/1/2023	695	705	7.88%, 9/1/2021	510	566
DCP Midstream Operating LP					$38,193
2.70%, 4/1/2019	375	371	Private Equity - 0.19%
3.88%, 3/15/2023	108	104	Icahn Enterprises LP / Icahn Enterprises
4.75%, 9/30/2021(g)	221	223	Finance Corp
4.95%, 4/1/2022	354	359	5.88%, 2/1/2022	920	931
5.35%, 3/15/2020(g)	150	154	6.00%, 8/1/2020	200	204
5.60%, 4/1/2044	565	554	6.25%, 2/1/2022	487	497
5.85%, 5/21/2043(g)	805	765	6.38%, 12/15/2025	100	100
3 Month LIBOR + 7.70%			6.75%, 2/1/2024	357	365
6.75%, 9/15/2037(g)	310	336			$2,097
8.13%, 8/16/2030	320	384	Real Estate - 0.12%
9.75%, 3/15/2019(g)	915	963	Crescent Communities LLC/Crescent
Energy Transfer Equity LP			Ventures Inc
5.50%, 6/1/2027	100	100	8.88%, 10/15/2021(g)	220	231
5.88%, 1/15/2024	1,565	1,598	Howard Hughes Corp/The
7.50%, 10/15/2020	1,780	1,907	5.38%, 3/15/2025(g)	100	100
Genesis Energy LP / Genesis Energy Finance			Kennedy-Wilson Inc
Corp			5.88%, 4/1/2024	100	98
5.63%, 6/15/2024	660	629	Realogy Group LLC / Realogy Co-Issuer
6.75%, 8/1/2022	320	325	Corp
Holly Energy Partners LP / Holly Energy			4.50%, 4/15/2019(g)	890	899
Finance Corp			5.25%, 12/1/2021(g)	50	51
6.00%, 8/1/2024(g)	368	369
					$1,379
Martin Midstream Partners LP / Martin			REITs - 3.23%
Midstream Finance Corp			CyrusOne LP / CyrusOne Finance Corp
7.25%, 2/15/2021	340	341	5.00%, 3/15/2024	202	203
NGPL PipeCo LLC			5.38%, 3/15/2027	342	342
4.38%, 8/15/2022(g)	200	199
4.88%, 8/15/2027(g)	371	360	Equinix Inc
			5.38%, 1/1/2022	404	417
NuStar Logistics LP			5.38%, 4/1/2023	300	308
4.75%, 2/1/2022	180	175	5.38%, 5/15/2027	385	392
4.80%, 9/1/2020	640	639	5.75%, 1/1/2025	755	783
5.63%, 4/28/2027	310	294	5.88%, 1/15/2026	963	996
6.75%, 2/1/2021	333	345	ESH Hospitality Inc
PBF Logistics LP / PBF Logistics Finance			5.25%, 5/1/2025(g)	1,569	1,534
Corp			Iron Mountain Inc
6.88%, 5/15/2023	232	234	4.88%, 9/15/2027(g)	396	373
Rockies Express Pipeline LLC			5.25%, 3/15/2028(g)	1,010	951
5.63%, 4/15/2020(g)	1,335	1,382	5.75%, 8/15/2024	1,985	1,955
6.00%, 1/15/2019(g)	895	911	6.00%, 8/15/2023	1,360	1,400
6.85%, 7/15/2018(g)	265	266	Iron Mountain US Holdings Inc
6.88%, 4/15/2040(g)	200	231	5.38%, 6/1/2026 (g)	565	545
7.50%, 7/15/2038(g)	210	252
			iStar Inc
SemGroup Corp			5.00%, 7/1/2019	100	100
7.25%, 3/15/2026	430	427	5.25%, 9/15/2022	250	242
SemGroup Corp / Rose Rock Finance Corp			6.00%, 4/1/2022	300	300
5.63%, 7/15/2022	347	336	6.50%, 7/1/2021	500	509
5.63%, 11/15/2023	1,695	1,598	MGM Growth Properties Operating
Summit Midstream Holdings LLC / Summit			Partnership LP / MGP Finance Co-Issuer Inc
Midstream Finance Corp			5.63%, 5/1/2024	265	270
5.50%, 8/15/2022	514	499	MPT Operating Partnership LP / MPT Finance
5.75%, 4/15/2025	1,752	1,672	Corp
Tallgrass Energy Partners LP / Tallgrass			5.00%, 10/15/2027	2,000	1,895
Energy Finance Corp			5.25%, 8/1/2026	1,385	1,343
5.50%, 9/15/2024(g)	560	568
5.50%, 1/15/2028(g)	265	264	5.50%, 5/1/2024	1,300	1,316
			6.38%, 3/1/2024	1,370	1,432

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITs (continued)			Retail (continued)
QCP SNF West/Central/East/AL REIT LLC			Neiman Marcus Group Ltd LLC
8.13%, 11/1/2023(g)	$5,220	$5,687	8.00%, 10/15/2021(g)	$800	$540
RHP Hotel Properties LP / RHP Finance			Penske Automotive Group Inc
Corp			5.50%, 5/15/2026	611	593
5.00%, 4/15/2021	210	211	PetSmart Inc
5.00%, 4/15/2023	560	561	5.88%, 6/1/2025(g)	592	425
Sabra Health Care LP / Sabra Capital Corp			7.13%, 3/15/2023(g)	805	467
5.50%, 2/1/2021	1,370	1,401	8.88%, 6/1/2025(g)	385	222
SBA Communications Corp			QVC Inc
4.00%, 10/1/2022(g)	200	190	5.45%, 8/15/2034	405	382
4.88%, 7/15/2022	570	571	Rite Aid Corp
4.88%, 9/1/2024	473	455	6.13%, 4/1/2023(g)	600	608
Starwood Property Trust Inc			Sally Holdings LLC / Sally Capital Inc
3.63%, 2/1/2021(g)	850	835	5.50%, 11/1/2023	50	50
5.00%, 12/15/2021	150	152	5.63%, 12/1/2025	275	269
Uniti Group LP / Uniti Fiber Holdings Inc /			Sonic Automotive Inc
CSL Capital LLC			6.13%, 3/15/2027	125	120
7.13%, 12/15/2024 (g)	950	873	Staples Inc
Uniti Group LP / Uniti Group Finance Inc /			8.50%, 9/15/2025(g)	280	262
CSL Capital LLC			Suburban Propane Partners LP/Suburban
6.00%, 4/15/2023(g)	422	413	Energy Finance Corp
8.25%, 10/15/2023	6,935	6,641	5.50%, 6/1/2024	100	96
VICI Properties 1 LLC / VICI FC Inc			5.88%, 3/1/2027	600	569
8.00%, 10/15/2023	355	395	Yum! Brands Inc
		$35,991	3.75%, 11/1/2021	510	505
Retail - 1.71%			3.88%, 11/1/2020	210	210
1011778 BC ULC / New Red Finance Inc			6.88%, 11/15/2037	250	264
4.25%, 5/15/2024(g)	3,221	3,064			$19,041
4.63%, 1/15/2022(g)	560	561	Semiconductors - 0.68%
5.00%, 10/15/2025 (g)	695	668	Amkor Technology Inc
Asbury Automotive Group Inc			6.38%, 10/1/2022	825	847
6.00%, 12/15/2024	100	100	Micron Technology Inc
Beacon Roofing Supply Inc			5.25%, 1/15/2024(g)	172	179
4.88%, 11/1/2025(g)	585	553	5.50%, 2/1/2025	825	858
Caleres Inc			5.63%, 1/15/2026(g)	330	355
6.25%, 8/15/2023	310	321	NXP BV / NXP Funding LLC
Cumberland Farms Inc			4.13%, 6/15/2020(g)	200	201
6.75%, 5/1/2025(g)	127	132	4.13%, 6/1/2021(g)	1,295	1,299
Dollar Tree Inc			4.63%, 6/15/2022(g)	762	768
5.75%, 3/1/2023	805	840	4.63%, 6/1/2023(g)	300	302
DriveTime Automotive Group Inc /			Qorvo Inc
Bridgecrest Acceptance Corp			6.75%, 12/1/2023	294	312
8.00%, 6/1/2021(g)	230	231	Sensata Technologies BV
Ferrellgas LP / Ferrellgas Finance Corp			5.00%, 10/1/2025(g)	596	594
6.75%, 1/15/2022	250	236	Sensata Technologies UK Financing Co PLC
Ferrellgas Partners LP / Ferrellgas Partners			6.25%, 2/15/2026(g)	1,343	1,396
Finance Corp			STATS ChipPAC Pte Ltd
8.63%, 6/15/2020	100	92	8.50%, 11/24/2020(g)	400	423
FirstCash Inc					$7,534
5.38%, 6/1/2024(g)	114	116	Software - 2.33%
GameStop Corp			Blackboard Inc
6.75%, 3/15/2021(g)	200	202	9.75%, 10/15/2021(g)	200	155
Gap Inc/The			BMC Software Finance Inc
5.95%, 4/12/2021	750	789	8.13%, 7/15/2021(g)	500	499
Golden Nugget Inc			Boxer Parent Co Inc
6.75%, 10/15/2024 (g)	1,161	1,178	9.00%, PIK 9.75%, 10/15/2019 (g),(h),(i)	50	50
8.75%, 10/1/2025(g)	100	104	Camelot Finance SA
Group 1 Automotive Inc			7.88%, 10/15/2024(g)	835	870
5.00%, 6/1/2022	50	50	CDK Global Inc
5.25%, 12/15/2023 (g)	280	276	3.80%, 10/15/2019	395	396
KFC Holding Co/Pizza Hut Holdings			5.00%, 10/15/2024	290	295
LLC/Taco Bell of America LLC			Change Healthcare Holdings LLC / Change
4.75%, 6/1/2027(g)	1,090	1,041	Healthcare Finance Inc
5.00%, 6/1/2024(g)	100	100	5.75%, 3/1/2025(g)	100	98
5.25%, 6/1/2026(g)	1,045	1,051	CURO Financial Technologies Corp
L Brands Inc			12.00%, 3/1/2022(g)	319	351
5.63%, 2/15/2022	150	156	First Data Corp
5.63%, 10/15/2023	500	519	5.00%, 1/15/2024(g)	2,310	2,328
6.63%, 4/1/2021	100	106	5.38%, 8/15/2023(g)	200	204
6.75%, 7/1/2036	450	422	5.75%, 1/15/2024(g)	682	691
6.88%, 11/1/2035	361	339	7.00%, 12/1/2023(g)	2,333	2,441
7.00%, 5/1/2020	200	212

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Software (continued)			Telecommunications (continued)
Genesys Telecommunications Laboratories			Frontier Communications Corp	(continued)
Inc/Greeneden Lux 3 Sarl			7.63%, 4/15/2024		$505	$332
10.00%, 11/30/2024 (g)	$987	$1,091	8.13%, 10/1/2018		320	323
Infor Software Parent LLC / Infor Software			8.75%, 4/15/2022		150	125
Parent Inc			9.00%, 8/15/2031		2,768	1,695
7.13%, PIK 7.88%, 5/1/2021 (g),(h),(i)	879	886	11.00%, 9/15/2025		5,659	4,343
Infor US Inc			10.50%, 9/15/2022		719	633
5.75%, 8/15/2020(g)	216	220	GTT Communications Inc
6.50%, 5/15/2022	937	951	7.88%, 12/31/2024(g)		6,620	6,769
Informatica LLC			HC2 Holdings Inc
7.13%, 7/15/2023(g)	375	375	11.00%, 12/1/2019 (g)		180	184
IQVIA Inc			Hughes Satellite Systems Corp
4.88%, 5/15/2023(g)	100	101	5.25%, 8/1/2026		850	831
5.00%, 10/15/2026 (g)	905	892	6.50%, 6/15/2019		703	725
j2 Cloud Services LLC / j2 Global Co-Obligor			6.63%, 8/1/2026		320	318
Inc			7.63%, 6/15/2021		320	343
6.00%, 7/15/2025(g)	1,124	1,159	Inmarsat Finance PLC
MSCI Inc			4.88%, 5/15/2022(g)		300	290
4.75%, 8/1/2026(g)	385	381	Intelsat Connect Finance SA
5.25%, 11/15/2024 (g)	1,600	1,632	12.50%, 4/1/2022(g)		300	263
5.75%, 8/15/2025(g)	945	987	Intelsat Jackson Holdings SA
Nuance Communications Inc			5.50%, 8/1/2023		1,635	1,373
5.38%, 8/15/2020(g)	625	628	7.25%, 10/15/2020		852	832
5.63%, 12/15/2026	405	404	7.50%, 4/1/2021		385	364
6.00%, 7/1/2024	1,375	1,406	8.00%, 2/15/2024(g)		380	401
Open Text Corp			9.50%, 9/30/2022(g)		400	457
5.63%, 1/15/2023(g)	235	244	Intelsat Luxembourg SA
5.88%, 6/1/2026(g)	1,739	1,808	7.75%, 6/1/2021		700	474
PTC Inc			8.13%, 6/1/2023		565	353
6.00%, 5/15/2024	175	183	Iridium Communications Inc
Rackspace Hosting Inc			10.25%, 4/15/2023 (g)		1,090	1,136
8.63%, 11/15/2024 (g)	2,295	2,327	Koninklijke KPN NV
Riverbed Technology Inc			7.00%, 3/28/2073(g),(k)		300	324
8.88%, 3/1/2023(g)	715	661	USSW10 Index Spread + 5.33%
Solera LLC / Solera Finance Inc			Level 3 Financing Inc
10.50%, 3/1/2024(g)	615	684	5.13%, 5/1/2023		1,172	1,161
TIBCO Software Inc			5.25%, 3/15/2026		480	464
11.38%, 12/1/2021 (g)	150	163	5.38%, 8/15/2022		420	422
Veritas US Inc / Veritas Bermuda Ltd			5.38%, 1/15/2024		787	779
10.50%, 2/1/2024(g)	500	433	5.38%, 5/1/2025		383	377
		$25,994	5.63%, 2/1/2023		200	203
Storage & Warehousing - 0.02%			6.13%, 1/15/2021		50	51
Algeco Global Finance Plc			Nokia OYJ
8.00%, 2/15/2023(g)	200	204	3.38%, 6/12/2022		420	406
			4.38%, 6/12/2027		220	204
Telecommunications - 6.58%			5.38%, 5/15/2019		50	51
Anixter Inc			6.63%, 5/15/2039		216	225
5.13%, 10/1/2021	100	102	Plantronics Inc
C&W Senior Financing DAC			5.50%, 5/31/2023(g)		336	336
6.88%, 9/15/2027(g)	100	99	Qwest Capital Funding Inc
CenturyLink Inc			6.88%, 7/15/2028		379	345
5.63%, 4/1/2020	300	304	7.75%, 2/15/2031		305	280
5.80%, 3/15/2022	200	199	Qwest Corp
6.45%, 6/15/2021	800	817	6.88%, 9/15/2033		1,960	1,861
6.75%, 12/1/2023	100	99	SoftBank Group Corp
6.88%, 1/15/2028	4,870	4,444	4.50%, 4/15/2020(g)		1,963	2,014
7.50%, 4/1/2024	100	102	Sprint Capital Corp
7.65%, 3/15/2042	500	422	6.88%, 11/15/2028		167	170
Cincinnati Bell Inc			8.75%, 3/15/2032		793	908
7.00%, 7/15/2024(g)	629	577	Sprint Communications Inc
Citizens Communications Co			6.00%, 11/15/2022		144	147
7.13%, 3/15/2019	600	597	7.00%, 3/1/2020(g)		414	436
CommScope Inc			7.00%, 8/15/2020		474	500
5.00%, 6/15/2021(g)	760	766	9.00%, 11/15/2018(g)		840	864
5.50%, 6/15/2024(g)	1,002	1,020	11.50%, 11/15/2021		374	447
CommScope Technologies LLC			Sprint Corp
5.00%, 3/15/2027(g)	380	364	7.13%, 6/15/2024		3,803	3,940
6.00%, 6/15/2025(g)	1,370	1,407	7.25%, 9/15/2021		1,388	1,473
Embarq Corp			7.63%, 2/15/2025		1,032	1,086
8.00%, 6/1/2036	3,629	3,447	7.63%, 3/1/2026		450	474
Frontier Communications Corp			7.88%, 9/15/2023		2,500	2,681
6.88%, 1/15/2025	100	61
7.13%, 1/15/2023	490	350

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS -	Principal
BONDS (continued)	Amount (000's) Value (000's)		10.24%	Amount (000's)	Value (000's)
Telecommunications (continued)			Advertising - 0.57%
Telecom Italia Capital SA			Advantage Sales & Marketing Inc
6.00%, 9/30/2034	$967	$1,001	8.27%, 7/25/2022(m)	$725	$668
6.38%, 11/15/2033	458	498	US LIBOR + 6.50%
7.20%, 7/18/2036	400	459	Getty Images Inc
7.72%, 6/4/2038	550	663	5.80%, 10/3/2019(m)	6,000	5,691
Telecom Italia SpA/Milano			US LIBOR + 3.50%
5.30%, 5/30/2024(g)	200	204			$6,359
Telefonaktiebolaget LM Ericsson			Aerospace & Defense - 0.04%
4.13%, 5/15/2022	100	99	Jazz Acquisition Inc
Telesat Canada / Telesat LLC			9.05%, 6/19/2022(m)	530	498
8.88%, 11/15/2024 (g)	100	110	US LIBOR + 6.75%
T-Mobile USA Inc
4.50%, 2/1/2026	760	732	Automobile Parts & Equipment - 0.41%
5.38%, 4/15/2027	500	506	Truck Hero Inc
6.00%, 3/1/2023	2,212	2,292	10.47%, 5/16/2025 (m)	4,530	4,549
6.00%, 4/15/2024	1,157	1,212	US LIBOR + 4.00%
6.38%, 3/1/2025	1,542	1,619
6.50%, 1/15/2024	312	327	Commercial Services - 0.45%
6.50%, 1/15/2026	550	585	Learning Care Group US No 2 Inc
Trilogy International Partners LLC / Trilogy			9.40%, 2/26/2026(m)	3,400	3,417
International Finance Inc			US LIBOR + 7.50%
8.88%, 5/1/2022(g)	200	206	ServiceMaster Co LLC/The
ViaSat Inc			4.38%, 11/8/2023(m)	619	623
5.63%, 9/15/2025(g)	305	291	US LIBOR + 2.50%
West Corp			Team Health Holdings Inc
5.38%, 7/15/2022(g)	100	101	4.63%, 2/6/2024(m)	977	946
Wind Tre SpA			US LIBOR + 2.75%
5.00%, 1/20/2026(g)	1,915	1,607			$4,986
Windstream Services LLC / Windstream			Computers - 1.31%
Finance Corp			Harland Clarke Holdings Corp
6.38%, 8/1/2023(g)	189	107	7.05%, 11/3/2023(m)	341	344
7.75%, 10/15/2020	320	274	US LIBOR + 4.75%
8.63%, 10/31/2025 (g)	76	70	Optiv Security Inc
		$73,333	5.12%, 2/1/2024(m)	3,462	3,352
Textiles - 0.01%			US LIBOR + 3.25%
Springs Industries Inc			9.12%, 1/13/2025(m)	1,850	1,767
6.25%, 6/1/2021	100	101	US LIBOR + 7.25%
			Peak 10 Holding Corp
Transportation - 0.17%			9.02%, 7/24/2025(m)	4,660	4,681
CEVA Group PLC			US LIBOR + 7.25%
9.00%, 9/1/2021(g)	500	505	Presidio LLC
Hornbeck Offshore Services Inc			5.05%, 2/2/2024(m)	341	342
5.00%, 3/1/2021	250	140	US LIBOR + 2.75%
5.88%, 4/1/2020	200	129	TierPoint LLC
Teekay Corp			9.15%, 5/5/2025(m)	4,185	4,127
8.50%, 1/15/2020	250	258	US LIBOR + 7.25%
XPO Logistics Inc					$14,613
6.13%, 9/1/2023(g)	155	161	Cosmetics & Personal Care - 0.39%
6.50%, 6/15/2022(g)	705	728	Wellness Merger Sub Inc
		$1,921	11.06%, 6/27/2025 (m)	4,330	4,365
Trucking & Leasing - 0.58%
AerCap Global Aviation Trust			Diversified Financial Services - 0.10%
6.50%, 6/15/2045(g),(k)	200	212	Focus Financial Partners LLC
3 Month LIBOR + 4.30%			9.80%, 5/9/2025(m)	1,100	1,115
Fortress Transportation & Infrastructure			US LIBOR + 7.50%
Investors LLC
6.75%, 3/15/2022(g)	400	406	Electric - 0.07%
Park Aerospace Holdings Ltd			Calpine Corp
4.50%, 3/15/2023(g)	332	318	4.81%, 1/15/2023(m)	581	584
5.25%, 8/15/2022(g)	3,738	3,715	US LIBOR + 2.50%
5.50%, 2/15/2024(g)	1,907	1,852	Vistra Operations Co LLC
		$6,503	4.15%, 12/14/2023(m)	226	227
TOTAL BONDS		$965,108	US LIBOR + 2.75%
	Principal				$811
CONVERTIBLE BONDS - 0.05%	Amount (000's) Value (000's)		Electronics - 0.30%
Software - 0.05%			Lully Finance LLC
CDK Global Inc			10.40%, 10/16/2023 (m)	3,360	3,301
4.88%, 6/1/2027	546	524	US LIBOR + 8.50%

TOTAL CONVERTIBLE BONDS		$524

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Entertainment - 0.12%			Pharmaceuticals - 0.44%
Cowlitz Tribal Gaming Authority			Lanai Holdings III Inc
12.38%, 10/2/2020 (m)	$814	$883	10.86%, 8/14/2023 (m)	$5,170	$4,860
US LIBOR + 10.50%			US LIBOR + 8.50%
SeaWorld Parks & Entertainment Inc
5.30%, 4/2/2023(m)	415	414	Retail - 0.26%
US LIBOR + 3.00%			Bass Pro Group LLC
		$1,297	6.88%, 9/25/2024(m)	388	391
Healthcare - Services - 1.87%			US LIBOR + 5.00%
BCPE Eagle Buyer LLC			General Nutrition Centers Inc
9.93%, 3/16/2025(m)	6,940	6,876	8.88%, 12/30/2022(m)	336	346
US LIBOR + 8.00%			PFS Holding Corp
Envision Healthcare Corp			5.38%, 1/31/2021(m)	3,365	2,116
4.88%, 12/1/2023(m)	303	304	US LIBOR + 3.50%
US LIBOR + 3.00%					$2,853
One Call Corp			Software - 1.14%
6.30%, 11/20/2020 (m)	3,352	3,285	Evergreen Skills Lux Sarl
US LIBOR + 4.00%			6.63%, 4/23/2021(m)	6,840	6,472
US Renal Care Inc			US LIBOR + 4.75%
10.30%, 11/17/2023 (m)	10,340	10,366	10.13%, 4/28/2022 (m)	3,707	3,150
US LIBOR + 8.00%			US LIBOR + 8.25%
		$20,831	First Data Corp
Internet - 0.35%			4.15%, 7/8/2022(m)	1,584	1,589
MH Sub I LLC			US LIBOR + 2.25%
9.40%, 9/15/2025(m)	3,930	3,950	SS&C European Holdings Sarl
US LIBOR + 7.50%			4.40%, 2/28/2025(m)	413	415
			US LIBOR + 2.50%
Investment Companies - 0.71%			SS&C Technologies Inc
Ivory Merger Sub Inc			4.46%, 2/28/2025(m)	1,115	1,123
9.61%, 3/6/2026(m)	2,580	2,574	US LIBOR + 2.50%
Masergy Holdings Inc					$12,749
9.80%, 12/16/2024 (m)	5,393	5,406	Telecommunications - 0.06%
US LIBOR + 7.50%			CenturyLink Inc
		$7,980	4.65%, 1/31/2025(m)	653	643
Lodging - 0.09%			US LIBOR + 2.75%
Parq Holdings LP
9.80%, 12/17/2020 (m)	968	970	TOTAL SENIOR FLOATING RATE INTERESTS		$114,156
US LIBOR + 7.50%			Total Investments		$1,097,064
			Other Assets and Liabilities - 1.57%		$17,514
Machinery - Diversified - 0.28%			TOTAL NET ASSETS - 100.00%		$1,114,578
Engineered Machinery Holdings Inc
9.55%, 7/25/2025(m)	2,899	2,911
US LIBOR + 7.25%			(a) Non-income producing security
9.55%, 7/25/2025(m)	212	213	(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
US LIBOR + 7.25%			information.
		$3,124	(c)	The value of these investments was determined using significant
Media - 0.07%			unobservable inputs.
Univision Communications Inc			(d)	Fair value of these investments is determined in good faith by the Manager
4.63%, 3/15/2024(m)	786	774	under procedures established and periodically reviewed by the Board of
US LIBOR + 2.75%			Directors. Certain inputs used in the valuation may be unobservable;
			however, each security is evaluated individually for purposes of ASC 820
Metal Fabrication & Hardware - 0.37%			which results in not all securities being identified as Level 3 of the fair
Crosby US Acquisition Corp			value hierarchy. At the end of the period, the fair value of these securities
4.90%, 11/6/2020(m)	4,218	4,164	totaled $13,178 or 1.18% of net assets.
US LIBOR + 3.00%			(e)	Affiliated Security. Security is either an affiliate (and registered under the
			Investment Company Act of 1940) or an affiliate as defined by the
Miscellaneous Manufacturers - 0.65%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
UTEX Industries Inc			outstanding voting shares of the security). Please see affiliated sub-
5.90%, 8/4/2025(m)	4,626	4,545	schedule for transactional information.
US LIBOR + 4.00%			(f) Current yield shown is as of period end.
9.15%, 5/22/2022(m)	2,830	2,730	(g)	Security exempt from registration under Rule 144A of the Securities Act of
US LIBOR + 7.25%			1933. These securities may be resold in transactions exempt from
		$7,275	registration, normally to qualified institutional buyers. At the end of the
Packaging & Containers - 0.19%			period, the value of these securities totaled $515,991 or 46.29% of net
Berlin Packaging LLC			assets.
8.64%, 10/1/2022(m)	1,395	1,398	(h)	Certain variable rate securities are not based on a published reference
US LIBOR + 6.75%			rate and spread but are determined by the issuer or agent and are based
Reynolds Group Holdings Inc			on current market conditions. These securities do not indicate a reference
4.65%, 2/5/2023(m)	687	691	rate and spread in their description.
US LIBOR + 2.75%			(i)	Payment in kind; the issuer has the option of paying additional securities
		$2,089	in lieu of cash.
			(j)	Perpetual security. Perpetual securities pay an indefinite stream of
			interest, but they may be called by the issuer at an earlier date.

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

(k)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(l)	Security purchased on a when-issued basis.
(m)	Rate information disclosed is based on an average weighted rate as of period end.

Portfolio Summary (unaudited)
Sector					Percent
Consumer, Non-cyclical					19.03%
Communications					17.12%
Financial					12.37%
Energy					11.13%
Consumer, Cyclical					10.00%
Industrial					9.71%
Basic Materials					7.08%
Technology					7.04%
Utilities					2.90%
Investment Companies					1.55%
Diversified					0.50%
Other Assets and Liabilities					1.57%
TOTAL NET ASSETS					100.00%

Affiliated Securities	October 31, 2017					Purchases		Sales			April 30, 2018
					Value	Cost	Proceeds					Value
Principal Government Money Market Fund	$				—	$195,924		$178,688	$			17,236
	$				—	$195,924		$178,688	$			17,236

			Realized Gain/Loss				Realized Gain from				Change in Unrealized
			Income		on Investments		Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund			$121	$		— $			—			$—
			$121	$		— $			—			$—
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date				Cost		Value		Percent of Net Assets
General Motors Co			1/31/2013				$—			$—		0.00%
General Motors Co			1/31/2013				—			—		0.00%
General Motors Co			1/31/2013				—			—		0.00%
General Motors Co			1/31/2013				—			—		0.00%
General Motors Co			4/11/2013				—			—		0.00%
General Motors Co			4/11/2013				—			—		0.00%
General Motors Co			1/31/2013				—			—		0.00%
General Motors Co			4/11/2013				—			—		0.00%
General Motors Co			4/11/2013				—			—		0.00%
Goodman Networks Inc			6/1/2017				—			—		0.00%
Goodman Networks Inc			6/1/2017				—			23		0.00%
Neebo, Inc - Warrants			7/5/2012				—			—		0.00%
Neebo, Inc - Warrants			7/5/2012				—			—		0.00%
SportsNet New York			12/27/2017				4,068		4,130			0.37%
Total									$4,153			0.37%
Amounts in thousands.

Exchange Cleared Credit Default Swaps

Sell Protection
	Implied
Credit Spread			(Pay)/								Unrealized
	as of April 30,		Receive Fixed		Payment		Notional	Upfront			Appreciation/
Reference Entity	2018	(a)	Rate		Frequency	Maturity Date	Amount (b)	Payments/(Receipts)			(Depreciation)	Fair Value (c)
CDX.NA.HY.30	N/A		5.00%		Quarterly	6/20/2023	$22,500		$1,400		$156	$1,556
Total									$1,400		$156	$1,556

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2018 (unaudited)

Exchange Cleared Credit Default Swaps (continued)

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $22,500 .

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments Income Fund April 30, 2018 (unaudited)

COMMON STOCKS - 1.53%	Shares Held	Value (000's)			Principal
Diversified Financial Services - 0.00%			BONDS (continued)		Amount (000's) Value (000's)
Adelphia Recovery Trust (a),(b)	658,740	$1	Banks (continued)
			Goldman Sachs Group Inc/The	(continued)
Oil & Gas - 0.74%			3.63%, 1/22/2023		$4,000	$3,983
Linn Energy Inc (c)	258,490	10,133	5.25%, 7/27/2021		13,000	13,752
W&T Offshore Inc (c)	2,148,775	13,107	JPMorgan Chase & Co
		$23,240	3.25%, 9/23/2022		5,000	4,950
Transportation - 0.79%			3.63%, 5/13/2024		15,000	14,893
Trailer Bridge Inc (a),(b),(c)	152,807	24,961	3.90%, 7/15/2025		5,000	4,973
			5.83%, 4/29/2049(h)		7,000	7,052
TOTAL COMMON STOCKS		$48,202	3 Month LIBOR + 3.47%
INVESTMENT COMPANIES - 2.00%	Shares Held	Value (000's)	Morgan Stanley
Money Market Funds - 2.00%			2.65%, 1/27/2020		5,000	4,970
Principal Government Money Market Fund	62,931,346	62,931	3.95%, 4/23/2027		10,000	9,609
1.55%(d),(e)			4.00%, 7/23/2025		5,000	4,985
			4.88%, 11/1/2022		2,000	2,076
TOTAL INVESTMENT COMPANIES		$62,931	5.50%, 7/28/2021		5,000	5,314
	Principal		PNC Bank NA
BONDS - 61.33%	Amount (000's)	Value (000's)	2.95%, 1/30/2023		5,000	4,843
Airlines - 0.26%			2.95%, 2/23/2025		10,000	9,523
United Airlines 2013-1 Class A Pass Through			3.10%, 10/25/2027		4,750	4,475
Trust			PNC Financial Services Group Inc/The
			6.75%, 7/29/2049(g),(h)		18,000	19,417
4.30%, 2/15/2027	$7,968	$8,075
			3 Month LIBOR + 3.68%
Apparel - 0.40%			SunTrust Bank/Atlanta GA
Under Armour Inc			2.75%, 5/1/2023		15,000	14,424
3.25%, 6/15/2026	14,250	12,662	3.30%, 5/15/2026		5,000	4,732
			SunTrust Banks Inc
Automobile Floor Plan Asset Backed Securities - 1.38%			2.70%, 1/27/2022		9,000	8,764
Ally Master Owner Trust			US Bancorp
2.33%, 6/15/2022	15,000	15,026	2.95%, 7/15/2022		5,000	4,900
1 Month LIBOR + 0.43%			3.00%, 3/15/2022		2,000	1,981
BMW Floorplan Master Owner Trust			3.60%, 9/11/2024		9,500	9,421
2.40%, 7/15/2020(f)	13,500	13,508	4.13%, 5/24/2021		3,000	3,087
1 Month LIBOR + 0.50%			US Bank NA/Cincinnati OH
Ford Credit Floorplan Master Owner Trust A			2.80%, 1/27/2025		5,000	4,739
2.80%, 2/15/2021	15,000	15,086	Wells Fargo & Co
1 Month LIBOR + 0.90%			3.07%, 1/24/2023		16,000	15,573
			5.89%, 12/31/2049(h)		15,000	15,169
		$43,620
Automobile Manufacturers - 1.49%			3 Month LIBOR + 3.77%
American Honda Finance Corp						$310,862
2.16%, 11/19/2018	19,000	19,024	Beverages - 0.89%
3 Month LIBOR + 0.28%			Anheuser-Busch InBev Finance Inc
2.30%, 9/9/2026	4,750	4,340	3.65%, 2/1/2026		7,500	7,333
3.80%, 9/20/2021(f)	10,000	10,163	4.70%, 2/1/2036		11,500	11,845
Ford Motor Credit Co LLC			Anheuser-Busch InBev Worldwide Inc
4.39%, 1/8/2026	9,500	9,354	2.50%, 7/15/2022		9,000	8,709
General Motors Co						$27,887
4.88%, 10/2/2023	4,000	4,122	Biotechnology - 2.03%
		$47,003	Amgen Inc
Banks - 9.86%			3.63%, 5/15/2022		4,500	4,527
Bank of America Corp			3.88%, 11/15/2021		13,000	13,223
2.88%, 4/24/2023(g)	15,000	14,592	Celgene Corp
3 Month LIBOR + 1.02%			3.45%, 11/15/2027		5,000	4,681
3.88%, 8/1/2025	7,000	6,939	3.90%, 2/20/2028		10,000	9,657
5.99%, 12/31/2049 (h)	1,280	1,286	Gilead Sciences Inc
3 Month LIBOR + 3.63%			3.50%, 2/1/2025		4,750	4,703
6.50%, 7/15/2018	2,000	2,016	3.65%, 3/1/2026		18,000	17,802
6.75%, 6/1/2028	2,000	2,374	4.40%, 12/1/2021		9,000	9,343
8.13%, 12/29/2049 (g),(h)	10,000	10,020				$63,936
3 Month LIBOR + 3.64%			Chemicals - 0.91%
Bank of New York Mellon Corp/The			Airgas Inc
2.20%, 8/16/2023	9,500	8,914	2.38%, 2/15/2020		7,000	6,917
2.60%, 8/17/2020	9,500	9,424	3.65%, 7/15/2024		6,750	6,772
2.80%, 5/4/2026	4,500	4,213	OCI NV
3.00%, 10/30/2028	7,000	6,378	6.63%, 4/15/2023(f)		1,600	1,622
Citigroup Inc			Westlake Chemical Corp
3.88%, 3/26/2025	20,000	19,445	3.60%, 8/15/2026		11,500	10,911
4.45%, 9/29/2027	8,000	7,956	4.88%, 5/15/2023		2,500	2,563
4.50%, 1/14/2022	4,000	4,144				$28,785
Cullen/Frost Bankers Inc			Commercial Services - 0.54%
4.50%, 3/17/2027	7,000	7,032	ERAC USA Finance LLC
Goldman Sachs Group Inc/The			3.30%, 10/15/2022(f)		2,000	1,975
3.50%, 11/16/2026	9,000	8,524	4.50%, 8/16/2021(f)		6,000	6,192

See accompanying notes.

Schedule of Investments Income Fund April 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Services (continued)				Electronics - 0.61%
ERAC USA Finance LLC	(continued)			Corning Inc
7.00%, 10/15/2037 (f)		$7,000	$8,934	2.90%, 5/15/2022	$5,000	$4,908
			$17,101	4.25%, 8/15/2020	10,000	10,217
Computers - 0.71%				4.75%, 3/15/2042	4,000	4,148
Apple Inc						$19,273
2.40%, 5/3/2023		13,000	12,491	Environmental Control - 1.32%
3.25%, 2/23/2026		10,000	9,752	Advanced Disposal Services Inc
				5.63%, 11/15/2024(f)	11,500	11,615
			$22,243
Credit Card Asset Backed Securities - 0.26%				Republic Services Inc
Cabela's Credit Card Master Note Trust				3.20%, 3/15/2025	10,000	9,629
2.57%, 7/17/2023		8,000	8,060	3.55%, 6/1/2022	6,000	6,005
1 Month LIBOR + 0.67%				3.80%, 5/15/2018	2,000	2,001
				5.00%, 3/1/2020	12,000	12,403
Diversified Financial Services - 0.89%						$41,653
GE Capital International Funding Co				Food - 0.61%
Unlimited Co				Kraft Heinz Foods Co
2.34%, 11/15/2020		1,659	1,621	3.50%, 7/15/2022	5,000	4,960
Jefferies Finance LLC / JFIN Co-Issuer Corp				3.95%, 7/15/2025	14,500	14,284
7.38%, 4/1/2020(f)		3,750	3,783			$19,244
Jefferies Group LLC				Gas - 0.06%
5.13%, 1/20/2023		1,500	1,569	NiSource Inc
6.25%, 1/15/2036		9,000	9,580	3.85%, 2/15/2023	2,000	2,013
8.50%, 7/15/2019		4,000	4,245
Jefferies Group LLC / Jefferies Group Capital				Healthcare - Services - 2.53%
Finance Inc				Encompass Health Corp
4.15%, 1/23/2030		6,000	5,504	5.75%, 11/1/2024	7,000	7,122
4.85%, 1/15/2027		1,750	1,747	5.75%, 9/15/2025	1,000	1,023
			$28,049	HCA Inc
Electric - 6.25%				5.88%, 5/1/2023	4,500	4,691
Black Hills Corp				7.50%, 2/15/2022	3,000	3,300
3.15%, 1/15/2027		7,500	6,956	7.50%, 11/6/2033	1,700	1,832
Entergy Louisiana LLC				Roche Holdings Inc
3.25%, 4/1/2028		8,000	7,650	2.64%, 9/30/2019 (f)	31,000	31,145
Entergy Texas Inc				3 Month LIBOR + 0.34%
2.55%, 6/1/2021		14,500	14,153	Surgery Center Holdings Inc
GenOn Americas Generation LLC				6.75%, 7/1/2025(f)	3,000	2,835
0.00%, 10/1/2021(c)		12,500	6,594	8.88%, 4/15/2021(f)	27,000	27,743
GenOn Energy Inc						$79,691
0.00%, 10/15/2020 (c)		8,550	6,990	Housewares - 0.33%
LG&E & KU Energy LLC				Newell Brands Inc
3.75%, 11/15/2020		5,000	5,051	3.85%, 4/1/2023	6,000	5,952
4.38%, 10/1/2021		5,000	5,143	4.20%, 4/1/2026	4,500	4,419
Louisville Gas & Electric Co						$10,371
3.30%, 10/1/2025		3,000	2,941	Insurance - 1.77%
Metropolitan Edison Co				Berkshire Hathaway Inc
3.50%, 3/15/2023(f)		9,000	8,938	3.00%, 2/11/2023	5,000	4,964
Monongahela Power Co				3.75%, 8/15/2021	5,000	5,120
3.55%, 5/15/2027(f)		5,000	4,882	Fidelity National Financial Inc
Oncor Electric Delivery Co LLC				5.50%, 9/1/2022	5,000	5,362
2.95%, 4/1/2025		4,000	3,832	First American Financial Corp
7.00%, 9/1/2022		17,000	19,380	4.30%, 2/1/2023	20,000	20,075
PacifiCorp				4.60%, 11/15/2024	5,000	5,001
5.25%, 6/15/2035		5,000	5,738	Prudential Financial Inc
6.25%, 10/15/2037		2,000	2,577	3.88%, 3/27/2028	7,000	6,962
Solar Star Funding LLC				4.50%, 11/16/2021	2,000	2,081
3.95%, 6/30/2035(f)		6,581	6,262	5.38%, 6/21/2020	2,000	2,090
5.38%, 6/30/2035(f)		14,753	15,606	7.38%, 6/15/2019	4,000	4,196
Southwestern Electric Power Co						$55,851
2.75%, 10/1/2026		10,000	9,221	Internet - 0.44%
3.55%, 2/15/2022		12,000	12,053	Amazon.com Inc
3.85%, 2/1/2048		7,000	6,591	4.05%, 8/22/2047(f)	14,000	13,848
Talen Energy Supply LLC
4.60%, 12/15/2021		11,000	9,350	Iron & Steel - 1.04%
TransAlta Corp				Allegheny Technologies Inc
4.50%, 11/15/2022		18,000	18,000	5.95%, 1/15/2021	17,000	17,255
Tucson Electric Power Co				7.88%, 8/15/2023	14,250	15,441
3.05%, 3/15/2025		2,000	1,898			$32,696
3.85%, 3/15/2023		14,000	14,069	Lodging - 0.13%
5.15%, 11/15/2021		3,000	3,139	Boyd Gaming Corp
			$197,014	6.88%, 5/15/2023	4,000	4,200

See accompanying notes.

Schedule of Investments Income Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Media - 2.11%			Other Asset Backed Securities (continued)
21st Century Fox America Inc			Drug Royalty III LP 1	(continued)
4.50%, 2/15/2021	$5,000	$5,162	4.85%, 4/15/2027(f)		$3,120	$3,134
6.40%, 12/15/2035	8,000	9,949	3 Month LIBOR + 2.50%
Comcast Corp			PFS Financing Corp
2.85%, 1/15/2023	10,000	9,729	2.48%, 3/15/2021(f)		16,000	16,017
3.13%, 7/15/2022	2,000	1,986	1 Month LIBOR + 0.58%
3.30%, 2/1/2027	10,000	9,503	Trafigura Securitisation Finance PLC 2017-1
5.15%, 3/1/2020	2,000	2,077	2.75%, 12/15/2020(f)		16,000	16,084
Time Warner Cable LLC			1 Month LIBOR + 0.85%
4.00%, 9/1/2021	2,000	2,006	Verizon Owner Trust 2017-3
4.13%, 2/15/2021	2,000	2,017	2.17%, 4/20/2022(f)		12,500	12,516
5.00%, 2/1/2020	2,000	2,052	1 Month LIBOR + 0.27%
6.55%, 5/1/2037	6,000	6,625				$59,687
6.75%, 6/15/2039	5,500	6,203	Packaging & Containers - 0.28%
7.30%, 7/1/2038	7,750	9,113	Sealed Air Corp
		$66,422	5.50%, 9/15/2025(f)		2,000	2,067
Miscellaneous Manufacturers - 0.44%			6.88%, 7/15/2033(f)		6,000	6,690
General Electric Co						$8,757
3.12%, 3/15/2023	13,000	13,127	Pharmaceuticals - 0.42%
3 Month LIBOR + 1.00%			AbbVie Inc
5.30%, 2/11/2021	573	601	2.90%, 11/6/2022		13,750	13,386
		$13,728
Oil & Gas - 4.79%			Pipelines - 3.16%
Andeavor			Buckeye Partners LP
5.38%, 10/1/2022	8,750	8,996	3.95%, 12/1/2026		10,000	9,416
BG Energy Capital PLC			4.15%, 7/1/2023		10,000	9,977
4.00%, 10/15/2021 (f)	11,500	11,717	4.35%, 10/15/2024		7,500	7,468
BP Capital Markets PLC			Columbia Pipeline Group Inc
2.50%, 11/6/2022	3,000	2,889	4.50%, 6/1/2025		11,000	11,095
3.12%, 5/4/2026	7,000	6,697	El Paso Natural Gas Co LLC
3.25%, 5/6/2022	4,000	3,990	7.50%, 11/15/2026		9,500	11,289
4.75%, 3/10/2019	14,000	14,252	NGPL PipeCo LLC
Canadian Natural Resources Ltd			4.88%, 8/15/2027(f)		500	486
3.80%, 4/15/2024	7,000	6,941	Plains All American Pipeline LP / PAA
Helmerich & Payne International Drilling Co			Finance Corp
4.65%, 3/15/2025	7,000	7,228	4.50%, 12/15/2026		13,000	12,812
Nabors Industries Inc			Southeast Supply Header LLC
5.00%, 9/15/2020	14,000	14,105	4.25%, 6/15/2024(f)		14,000	14,062
5.10%, 9/15/2023	5,000	4,750	Southern Natural Gas Co LLC
5.50%, 1/15/2023	9,000	8,815	8.00%, 3/1/2032		4,000	5,155
Petro-Canada			Tennessee Gas Pipeline Co LLC
9.25%, 10/15/2021	8,500	10,074	8.38%, 6/15/2032		2,000	2,512
Phillips 66			TransCanada PipeLines Ltd
4.30%, 4/1/2022	9,000	9,316	6.10%, 6/1/2040		5,000	6,009
Rowan Cos Inc			7.25%, 8/15/2038		7,000	9,331
4.88%, 6/1/2022	8,000	7,400				$99,612
Suncor Energy Inc			REITs - 7.76%
4.00%, 11/15/2047	4,500	4,298	Alexandria Real Estate Equities Inc
W&T Offshore Inc			3.90%, 6/15/2023		4,000	4,007
8.50%, PIK 10.00%, 6/15/2021 (f),(i),(j)	5,447	5,066
9.00%, PIK 10.75%, 5/15/2020 (f),(i),(j)	6,108	6,047	4.30%, 1/15/2026		9,000	8,991
			4.60%, 4/1/2022		20,500	21,191
Whiting Petroleum Corp			CBL & Associates LP
5.75%, 3/15/2021	18,000	18,428	5.95%, 12/15/2026		11,500	9,222
		$151,009	CubeSmart LP
Oil & Gas Services - 2.17%			4.00%, 11/15/2025		5,000	4,909
Archrock Partners LP / Archrock Partners			4.38%, 12/15/2023		8,000	8,157
Finance Corp			4.80%, 7/15/2022		15,000	15,513
6.00%, 4/1/2021	24,000	23,940	Duke Realty LP
Schlumberger Holdings Corp			3.25%, 6/30/2026		5,000	4,696
3.63%, 12/21/2022 (f)	6,500	6,509	3.88%, 10/15/2022		3,000	3,029
4.00%, 12/21/2025 (f)	9,500	9,509	4.38%, 6/15/2022		4,000	4,117
Weatherford International Ltd			HCP Inc
4.50%, 4/15/2022	16,500	14,603	2.63%, 2/1/2020		5,000	4,940
5.13%, 9/15/2020	14,000	13,720	3.75%, 2/1/2019		5,000	5,021
		$68,281	5.38%, 2/1/2021		468	489
Other Asset Backed Securities - 1.89%			Healthcare Realty Trust Inc
Drug Royalty II LP 2			3.88%, 5/1/2025		5,000	4,862
3.48%, 7/15/2023(f)	4,761	4,722	Hospitality Properties Trust
Drug Royalty III LP 1			4.50%, 6/15/2023		5,000	5,045
3.60%, 4/15/2027(f)	3,510	3,452	4.65%, 3/15/2024		5,000	5,026
3.98%, 4/15/2027(f)	3,791	3,762	4.95%, 2/15/2027		5,000	4,994
			5.00%, 8/15/2022		14,000	14,432

See accompanying notes.

Schedule of Investments
Income Fund
April 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS - 33.20%	Amount (000's)	Value (000's)
REITs (continued)			Federal Home Loan Mortgage Corporation (FHLMC) - 4.83%
Kimco Realty Corp			3.00%, 10/1/2042	$10,475	$10,199
6.88%, 10/1/2019	$12,000	$12,600	3.00%, 10/1/2042	10,339	10,062
Omega Healthcare Investors Inc			3.00%, 11/1/2042	10,334	10,055
4.75%, 1/15/2028	7,000	6,721	3.00%, 6/1/2043	12,754	12,401
5.25%, 1/15/2026	7,500	7,520	3.00%, 12/1/2046	19,376	18,712
Physicians Realty LP			3.50%, 10/1/2041	4,842	4,848
4.30%, 3/15/2027	17,000	16,639	3.50%, 4/1/2042	7,507	7,516
Simon Property Group LP			3.50%, 4/1/2042	5,618	5,625
2.75%, 2/1/2023	7,000	6,744	3.50%, 4/1/2045	11,297	11,258
4.38%, 3/1/2021	3,000	3,086	4.00%, 4/1/2039	4,286	4,403
Ventas Realty LP			4.00%, 2/1/2045	6,865	7,024
3.85%, 4/1/2027	21,000	20,132	4.00%, 2/1/2046	12,485	12,774
Ventas Realty LP / Ventas Capital Corp			4.00%, 6/1/2046	12,473	12,761
3.25%, 8/15/2022	8,000	7,846	4.50%, 6/1/2039	1,735	1,821
Welltower Inc			4.50%, 7/1/2039	5,414	5,699
3.75%, 3/15/2023	3,000	2,992	4.50%, 12/1/2040	5,320	5,600
4.25%, 4/15/2028	4,000	3,925	4.50%, 10/1/2041	6,837	7,197
4.50%, 1/15/2024	5,000	5,124	5.00%, 10/1/2038	725	750
4.95%, 1/15/2021	3,000	3,104	5.00%, 8/1/2039	3,219	3,451
6.13%, 4/15/2020	2,000	2,106	6.00%, 3/1/2031	24	26
Weyerhaeuser Co			6.00%, 5/1/2032	126	139
3.25%, 3/15/2023	5,000	4,910			$152,321
4.70%, 3/15/2021	12,000	12,419	Federal National Mortgage Association (FNMA) - 14.13%
		$244,509	3.00%, 3/1/2042	8,296	8,080
Savings & Loans - 0.21%			3.00%, 3/1/2042	7,519	7,322
First Niagara Financial Group Inc			3.00%, 5/1/2042	9,032	8,798
7.25%, 12/15/2021	6,000	6,714	3.00%, 6/1/2042	8,305	8,091
			3.00%, 6/1/2042	8,156	7,946
Software - 1.32%			3.50%, 12/1/2040	5,674	5,676
Oracle Corp			3.50%, 1/1/2041	4,317	4,318
2.50%, 5/15/2022	24,000	23,426	3.50%, 1/1/2041	4,518	4,519
2.95%, 5/15/2025	19,000	18,214	3.50%, 12/1/2041	3,883	3,885
		$41,640	3.50%, 1/1/2042	6,189	6,191
Telecommunications - 2.07%			3.50%, 3/1/2042	6,310	6,312
Qwest Corp			3.50%, 4/1/2042	8,759	8,761
6.75%, 12/1/2021	19,000	20,432	3.50%, 2/1/2043	10,477	10,469
Sprint Corp			3.50%, 6/1/2043	10,614	10,604
7.88%, 9/15/2023	7,500	8,044	3.50%, 3/1/2045	11,569	11,534
Sprint Spectrum Co LLC / Sprint Spectrum Co			3.50%, 6/1/2045	16,165	16,106
II LLC / Sprint Spectrum Co III LLC			3.50%, 7/1/2045	13,460	13,411
3.36%, 3/20/2023(f)	6,344	6,321	3.50%, 11/1/2045	15,848	15,772
5.15%, 3/20/2028(f)	16,000	16,220	3.50%, 5/1/2046	14,052	13,971
T-Mobile USA Inc			3.50%, 6/1/2046	12,764	12,691
6.38%, 3/1/2025	13,500	14,175	4.00%, 3/1/2039	2,805	2,878
		$65,192	4.00%, 8/1/2040	2,616	2,684
Transportation - 0.00%			4.00%, 9/1/2040	5,527	5,671
Trailer Bridge Inc			4.00%, 11/1/2040	3,511	3,605
0.00%, 11/15/2018 (a),(b),(c)	12,000	—	4.00%, 10/1/2041	4,441	4,558
			4.00%, 10/1/2041	3,048	3,127
TOTAL BONDS		$1,933,074	4.00%, 11/1/2041	9,427	9,674
	Principal		4.00%, 4/1/2042	6,039	6,197
CONVERTIBLE BONDS - 0.59%	Amount (000's)	Value (000's)	4.00%, 8/1/2043	11,156	11,441
			4.00%, 8/1/2043	9,051	9,288
Insurance - 0.59%			4.00%, 11/1/2043	11,119	11,410
AmTrust Financial Services Inc			4.00%, 11/1/2043	8,942	9,166
2.75%, 12/15/2044	20,500	18,739	4.00%, 1/1/2044	9,255	9,486
			4.00%, 2/1/2044	10,561	10,830
TOTAL CONVERTIBLE BONDS		$18,739	4.00%, 7/1/2044	8,250	8,423
SENIOR FLOATING RATE INTERESTS -	Principal		4.00%, 9/1/2044	8,062	8,231
0.64%	Amount (000's) Value (000's)		4.00%, 11/1/2044	10,224	10,457
Pipelines - 0.29%			4.00%, 8/1/2046	14,975	15,327
BCP Renaissance Parent LLC			4.00%, 1/1/2047	14,639	14,943
6.36%, 9/19/2024(k)	$9,250	$9,289
US LIBOR + 4.00%			4.50%, 8/1/2039	2,000	2,110
			4.50%, 5/1/2040	2,570	2,705
			4.50%, 8/1/2040	8,159	8,587
Software - 0.35%			4.50%, 10/1/2040	5,329	5,607
Ivanti Software Inc			4.50%, 12/1/2040	6,563	6,909
10.91%, 1/20/2025 (k)	11,500	10,882
			4.50%, 8/1/2041	7,507	7,903
US LIBOR + 9.00%			4.50%, 10/1/2043	5,018	5,267
			4.50%, 5/1/2044	10,045	10,521
TOTAL SENIOR FLOATING RATE INTERESTS		$20,171	4.50%, 6/1/2046	10,839	11,300
			4.50%, 5/1/2047	14,969	15,620
			4.50%, 5/1/2047	17,301	18,038

See accompanying notes.

Schedule of Investments
Income Fund
April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(i)	Certain variable rate securities are not based on a published reference
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	rate and spread but are determined by the issuer or agent and are based
Federal National Mortgage Association (FNMA) (continued)			on current market conditions. These securities do not indicate a reference
5.00%, 8/1/2035	$1,494	$1,603	rate and spread in their description.
5.00%, 4/1/2040	2,644	2,847	(j)	Payment in kind; the issuer has the option of paying additional securities
5.00%, 6/1/2040	2,418	2,604	in lieu of cash.
5.50%, 2/1/2035	1,687	1,845	(k)	Rate information disclosed is based on an average weighted rate as of
6.00%, 4/1/2032	45	50	period end.
		$445,369
U.S. Treasury - 14.24%
1.25%, 10/31/2019	15,000	14,743	Portfolio Summary (unaudited)
1.38%, 11/30/2018	15,000	14,937	Sector	Percent
1.50%, 8/15/2026	15,000	13,424	Financial	21.08%
1.63%, 4/30/2019	15,000	14,902	Mortgage Securities	18.96%
1.63%, 7/31/2019	15,000	14,863	Government	14.24%
1.63%, 6/30/2020	15,000	14,715	Energy	11.15%
1.63%, 11/15/2022	15,000	14,271	Consumer, Non-cyclical	7.02%
1.75%, 5/15/2022	15,000	14,440	Utilities	6.31%
1.75%, 5/15/2023	15,000	14,262	Communications	4.62%
2.00%, 11/15/2021	15,000	14,654	Asset Backed Securities	3.53%
2.25%, 11/15/2024	5,000	4,810	Industrial	3.44%
2.25%, 8/15/2027	15,000	14,166	Consumer, Cyclical	2.61%
2.38%, 5/31/2018	15,000	15,008	Technology	2.38%
2.50%, 5/15/2024	15,000	14,698	Investment Companies	2.00%
2.63%, 11/15/2020	15,000	15,014	Basic Materials	1.95%
2.75%, 11/15/2023	15,000	14,940	Other Assets and Liabilities	0.71%
2.75%, 2/15/2028	15,000	14,764	TOTAL NET ASSETS	100.00%
2.75%, 11/15/2047	15,000	13,996
2.88%, 5/15/2043	15,000	14,458
2.88%, 8/15/2045	15,000	14,395
3.00%, 11/15/2044	15,000	14,760
3.00%, 11/15/2045	15,000	14,745
3.00%, 2/15/2048	15,000	14,722
3.13%, 5/15/2021	15,000	15,206
3.13%, 8/15/2044	15,000	15,101
3.38%, 5/15/2044	15,000	15,772
3.50%, 2/15/2039	15,000	16,126
3.63%, 2/15/2020	15,000	15,302
3.63%, 2/15/2044	15,000	16,435
3.75%, 11/15/2043	10,000	11,172
4.38%, 2/15/2038	15,000	18,065
		$448,866
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,046,556
Total Investments		$3,129,673
Other Assets and Liabilities - 0.71%		$22,267
TOTAL NET ASSETS - 100.00%		$3,151,940

(a)	The value of these investments was determined using significant unobservable inputs.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $24,962 or 0.79% of net assets.
(c)	Non-income producing security
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $313,432 or 9.94% of net assets.
(g)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(h)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

See accompanying notes.

Schedule of Investments
Income Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$359,899	$296,968		$62,931
		$—		$359,899	$296,968		$62,931

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$416		$—			$—	$—
	$416		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 1.50%	Shares Held	Value (000's)		Principal
Money Market Funds - 1.50%			BONDS (continued)	Amount (000's)		Value (000's)
Principal Government Money Market Fund	23,620,715	$23,621	Other Asset Backed Securities (continued)
1.55%(a),(b)			Long Beach Mortgage Loan Trust 2004-2
			2.69%, 6/25/2034		$52	$51
TOTAL INVESTMENT COMPANIES		$23,621	1 Month LIBOR + 0.80%
	Principal					$92
BONDS - 6.37%	Amount (000's)	Value (000's)	Sovereign - 6.26%
Commercial Mortgage Backed Securities - 0.00%			Canadian Government Real Return Bond
CD 2007-CD4 Commercial Mortgage Trust			4.25%, 12/1/2026	CAD	4,423	4,530
0.78%, 12/11/2049 (c),(d),(e)	$117	$—	Italy Buoni Poliennali Del Tesoro
Commercial Mortgage Trust 2007-GG9			1.25%, 10/27/2020	EUR	3,173	4,044
0.41%, 3/10/2039(c),(d),(e)	2,662	—	1.65%, 4/23/2020		5,922	7,525
Ginnie Mae			Japanese Government CPI Linked Bond
1.18%, 3/16/2047(c),(d)	300	9	0.10%, 9/10/2024	JPY	3,887,837	37,289
ML-CFC Commercial Mortgage Trust 2006-			0.10%, 3/10/2027		1,274,071	12,354
3			Mexican Udibonos
0.84%, 7/12/2046(c),(d),(e)	223	—	2.00%, 6/9/2022	MXN	75,328	3,778
		$9	4.50%, 12/4/2025		42,183	2,388
Home Equity Asset Backed Securities - 0.00%			New Zealand Government Bond
Option One Mortgage Loan Trust 2005-1			2.50%, 9/20/2035	NZD	7,175	5,638
3.40%, 2/25/2035	23	9	2.50%, 9/20/2040		3,392	2,594
1 Month LIBOR + 1.50%			3.00%, 9/20/2030		15,398	12,946
			United Kingdom Gilt Inflation Linked
Mortgage Backed Securities - 0.10%			0.75%, 11/22/2047	GBP	2,195	5,542
Alternative Loan Trust 2006-OA6						$98,628
2.16%, 7/25/2046	25	22	TOTAL BONDS			$100,374
1 Month LIBOR + 0.26%			U.S. GOVERNMENT & GOVERNMENT	Principal
Chase Mortgage Finance Trust Series 2007-			AGENCY OBLIGATIONS - 92.71%	Amount (000's)		Value (000's)
A2			U.S. Treasury Inflation-Indexed Obligations - 92.71%
3.83%, 7/25/2037(d)	56	56	0.13%, 4/15/2021		$64,531	$63,624
Fannie Mae REMIC Trust 2004-W5			0.13%, 1/15/2022		78,566	77,256
2.35%, 2/25/2047	25	24	0.13%, 4/15/2022		119,076	116,627
1 Month LIBOR + 0.45%			0.13%, 7/15/2022		27,031	26,588
Fannie Mae REMIC Trust 2005-W2			0.13%, 1/15/2023		67,705	66,132
2.10%, 5/25/2035	11	11	0.13%, 7/15/2024		67,337	65,263
1 Month LIBOR + 0.20%			0.13%, 7/15/2026		42,379	40,466
Freddie Mac REMICS			0.25%, 1/15/2025(f)		102,634	99,569
2.30%, 9/15/2033	1	1	0.38%, 7/15/2023		24,163	23,910
1 Month LIBOR + 0.40%			0.38%, 7/15/2025		37,234	36,467
Impac CMB Trust Series 2004-5			0.38%, 1/15/2027		43,509	42,151
4.22%, 10/25/2034	17	16	0.38%, 7/15/2027		22,882	22,188
1 Month LIBOR + 2.33%			0.50%, 1/15/2028		77,221	75,340
Impac CMB Trust Series 2004-6			0.63%, 7/15/2021		74,328	74,754
2.88%, 10/25/2034	11	11	0.63%, 4/15/2023		32,603	32,504
1 Month LIBOR + 0.98%			0.63%, 1/15/2024		82,575	82,382
Impac CMB Trust Series 2005-1			0.63%, 1/15/2026		56,658	56,210
2.52%, 4/25/2035	94	87	0.63%, 2/15/2043		975	917
1 Month LIBOR + 0.62%			0.75%, 2/15/2042(g)		53,351	51,872
Impac CMB Trust Series 2005-5			0.75%, 2/15/2045		43,415	41,764
2.66%, 8/25/2035	19	12	0.88%, 2/15/2047		7,396	7,333
1 Month LIBOR + 0.77%			1.00%, 2/15/2046		21,081	21,551
Merrill Lynch Alternative Note Asset Trust			1.00%, 2/15/2048		38,288	39,253
Series 2007-A3			1.13%, 1/15/2021		27,228	27,681
2.11%, 4/25/2037	2,209	1,345	1.38%, 2/15/2044		28,907	32,073
1 Month LIBOR + 0.21%			1.75%, 1/15/2028		28,946	31,606
WaMu Mortgage Pass-Through Certificates			2.00%, 1/15/2026		10,143	11,121
Series 2005-AR2 Trust			2.13%, 2/15/2040		17,592	22,130
2.27%, 1/25/2045	51	50	2.13%, 2/15/2041		9,049	11,457
1 Month LIBOR + 0.37%			2.38%, 1/15/2025		16,593	18,424
WaMu Mortgage Pass-Through Certificates			2.38%, 1/15/2027		31,312	35,635
Series 2006-AR9 Trust			2.50%, 1/15/2029		29,732	34,949
2.12%, 8/25/2046	9	1	3.38%, 4/15/2032		842	1,123
1 Month LIBOR + 0.22%			3.63%, 4/15/2028		22,730	28,912
		$1,636	3.88%, 4/15/2029		30,902	40,797
Other Asset Backed Securities - 0.01%						$1,460,029
Argent Securities Trust 2006-W3			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.02%, 4/25/2036	29	12	OBLIGATIONS			$1,460,029
1 Month LIBOR + 0.12%			TOTAL PURCHASED OPTIONS - 0.01%			$94
Countrywide Asset-Backed Certificates
3.02%, 12/25/2032	28	28
1 Month LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
2.05%, 11/25/2033	1	1
1 Month LIBOR + 0.15%

See accompanying notes.

		Schedule of Investments
		Inflation Protection Fund
		April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury Inflation-Indexed Obligations (continued)
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.21%		$3,288
Total Investments		$1,587,406
Other Assets and Liabilities - (0.80)%		$(12,641)
TOTAL NET ASSETS - 100.00%		$1,574,765

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Security is an Interest Only Strip.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(f)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,374 or 0.09% of net assets.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,047 or 0.07% of net assets.

Portfolio Summary (unaudited)
Sector				Percent
Government				98.97%
Investment Companies				1.50%
Purchased Interest Rate Swaptions				0.21%
Mortgage Securities				0.10%
Purchased Options				0.01%
Asset Backed Securities				0.01%
Other Assets and Liabilities				(0.80)%
TOTAL NET ASSETS				100.00%

Affiliated Securities		October 31, 2017			Purchases		Sales		April 30, 2018
				Value		Cost	Proceeds				Value
Principal Government Money Market Fund				$—		$185,558	$161,937				$23,621
				$—		$185,558	$161,937				$23,621

				Realized Gain/Loss			Realized Gain from				Change in Unrealized
		Income		on Investments		Capital Gain Distributions					Gain/Loss
Principal Government Money Market Fund			$92		$—	$		—			$—
			$92		$—	$		—			$—
Amounts in thousands

Options

Purchased Options		Contracts/	Notional			Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price		Date	Payments/(Receipts)	Fair Value			Appreciation/(Depreciation)
Put - GBP versus USD	Barclays Bank PLC	1	GBP 11,240		GBP1.35	7/24/2018	$108		$94		$(14)
Total							$108		$94		$(14)

Written Options		Contracts/	Notional			Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price		Date	Payments/(Receipts)	Fair Value			Appreciation/(Depreciation)
Call - GBP versus USD	Barclays Bank PLC	1	GBP 11,240		GBP1.47	7/24/2018	$(120)		$(17	) $	103
Total							$(120)		$(17	) $	103

Amounts in thousands except contracts/shares.

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2018 (unaudited)

Interest Rate Swaptions

Pay/
Receive
Purchased Swaptions	Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - 10 Year	JP Morgan Chase	3 Month USD	Pay	$1,310	2.99%	4/28/2038	$62	$66	$4
Interest Rate Swap	LIBOR
Call - 20 Year	JP Morgan Chase	ICE LIBOR	Pay	JPY	151,300	0.78%	4/19/2021	47	43	(4)
Interest Rate Swap	JPY 6 Month
Call - 30 Year	Deutsche Bank AG	3 Month USD	Pay	$755	3.12%	4/27/2023	77	87	10
Interest Rate Swap	LIBOR
Call - 5 Year Interest	Barclays Bank PLC	3 Month USD	Pay	10,930	2.99%	4/24/2019	128	123	(5)
Rate Swap	LIBOR
Put - 10 Year	Barclays Bank PLC	6 Month	Receive JPY	4,715,800	1.10%	6/30/2022	641	391	(250)
Interest Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Receive $	42,100	2.95%	8/23/2022	1,924	2,106	182
Interest Rate Swap	LIBOR
Put - 10 Year	JP Morgan Chase	3 Month USD Receive	1,310	2.99%	4/28/2038	62	59	(3)
Interest Rate Swap	LIBOR
Put - 20 Year	JP Morgan Chase	ICE LIBOR	Receive JPY	151,300	0.78%	4/19/2021	47	48	1
Interest Rate Swap	JPY 6 Month
Put - 30 Year	Deutsche Bank AG	3 Month	Receive $	10,165	3.54%	6/18/2019	194	174	(20)
Interest Rate Swap	LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month USD Receive	755	3.12%	4/27/2023	76	67	(9)
Interest Rate Swap	LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month USD Receive	10,930	2.99%	4/24/2019	128	124	(4)
Rate Swap	LIBOR
Total	$3,386	$3,288	$(98)

Pay/
Receive
Written Swaptions	Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive $	24,070	2.89%	4/15/2020	$(174)	$(135	) $	39
Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	23,760	2.88%	4/15/2020	(172)	(131)	41
Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	229,100	2.40%	2/25/2020	(699)	(519)	180
Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month USD Receive	23,780	2.94%	4/20/2020	(165)	(143)	22
Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	27,755	2.65%	8/23/2018	(353)	(894)	(541)
Interest Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	Euribor 6	Pay	EUR	26,830	1.65%	2/22/2019	(307)	(101)	206
Interest Rate Swap	Month
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	$12,240	2.90%	4/17/2019	(321)	(335)	(14)
Interest Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	24,070	2.89%	4/15/2020	(174)	(192)	(18)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	23,760	2.88%	4/15/2020	(172)	(192)	(20)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	229,100	3.40%	2/25/2020	(871)	(808)	63
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month USD	Pay	23,780	2.94%	4/20/2020	(165)	(177)	(12)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	23,340	3.15%	3/22/2019	(53)	(53)	—
Rate Swap	LIBOR
Total	$(3,626)	$(3,680	) $	(54)

Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2018	Long	810	$197,144	$	(23)
90 Day Eurodollar; December 2019	Short	809	196,243	330
Canada 10 Year Bond; June 2018	Short	41	4,197	8
Euro Bund 10 Year Bund; June 2018	Short	1	192	(2)
Euro-Bobl 5 Year; June 2018	Short	4	633	(4)
Japan 10 Year Bond TSE; June 2018	Short	36	49,607	31
Short Term Euro-BTP; June 2018	Short	66	8,987	(38)
UK 10 Year Gilt; June 2018	Long	55	9,257	64
US 10 Year Note; June 2018	Long	213	25,480	(19)

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2018 (unaudited)

Futures Contracts (continued)

Description and Expiration Date				Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)

US 10 Year Ultra Note; June 2018				Short		147	$18,800	$		104
US 2 Year Note; June 2018				Long		64	13,571			—
US 5 Year Note; June 2018				Long		469	53,235			(148)
US Ultra Bond; June 2018				Short		147	23,097			(277)
Total								$		26

Amounts in thousands except contracts.

Foreign Currency Contracts

									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date Currency to Accept					Currency to Deliver		Asset	Liability
Australia and New Zealand Banking Group			05/02/2018	NZD		29,908		$21,070	$—		$(27)
Australia and New Zealand Banking Group			06/05/2018			$21,067	NZD	29,908	33		—
Bank of America NA			05/02/2018			$21,880	NZD	30,369	512		—
BNP Paribas			05/02/2018			$2,358	GBP	1,658	75		—
BNP Paribas			05/02/2018	GBP		3,015		$4,145	6		—
BNP Paribas			05/02/2018			$4,388	CAD	5,655	—		(16)
BNP Paribas			05/02/2018			$23,489	JPY	2,494,088	674		—
BNP Paribas			06/04/2018			$4,151	GBP	3,015	—		(6)
Citigroup Inc			06/04/2018			$63	GBP	46	—		—
Deutsche Bank AG			05/02/2018			$2,086	GBP	1,462	73		—
Deutsche Bank AG			05/02/2018	JPY	5,512,892			$50,415	14		—
Deutsche Bank AG			06/04/2018			$50,520	JPY	5,512,892	—		(34)
Goldman Sachs & Co			05/02/2018			$4,952	JPY	532,687	79		—
HSBC Securities Inc			05/02/2018			$48	JPY	5,000	2		—
Morgan Stanley & Co			05/02/2018			$64	JPY	6,901	1		—
Standard Chartered Bank, Hong Kong			05/02/2018			$23,537	JPY	2,494,088	722		—
Standard Chartered Bank, Hong Kong			06/04/2018			$17	JPY	1,812	—		—
UBS AG			05/02/2018			$11,073	EUR	8,967	245		—
UBS AG			05/02/2018	EUR		8,746		$10,565	—		(3)
UBS AG			06/04/2018			$10,589	EUR	8,746	2		—
Total									$2,438		$(86)

Amounts in thousands.
Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment	Maturity	Notional		Unrealized	Upfront	Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Frequency	Date	Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
Barclays Bank	US CPI Urban	Receive	1.59%	Annual	9/13/2018		$34,806	$1,348	$—	$1,348	$—
PLC	Consumers
	NAS(CPURNSA)
Deutsche Bank Eurostat Eurozone		Pay	1.97%	Annual	3/15/2047	EUR	3,135	4	—	4	—
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank Eurostat Eurozone		Receive	1.47%	Annual	3/15/2027		3,135	76	—	76	—
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Total								$1,428	$—	$1,428	$—

Amounts in thousands.

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment	Maturity	Notional		Unrealized	Upfront
Floating Rate Index		Rate	Rate Frequency		Date	Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Fair Value
3 Month LIBOR		Receive	2.89% Quarterly		4/9/2028		$570	$5	$—		$5
3 Month LIBOR		Receive	2.90% Quarterly		4/9/2028		570	5	—		5
3 Month LIBOR		Receive	2.90% Quarterly		4/7/2022		5,280	14	—		14
3 Month LIBOR		Pay	2.88% Semiannual		11/15/2027		2,940	(30)	—		(30)
3 Month LIBOR		Pay	2.88% Semiannual		4/10/2028		570	(6)	—		(6)
3 Month LIBOR		Pay	2.87% Semiannual		4/10/2028		570	(7)	—		(7)
3 Month LIBOR		Receive	2.89% Quarterly		4/9/2028		285	3	—		3
3 Month LIBOR		Receive	2.91% Quarterly		4/7/2022		1,320	3	—		3
3 Month LIBOR		Pay	2.76% Semiannual		4/1/2021		6,430	(28)	—		(28)
3 Month LIBOR		Pay	2.76% Semiannual		4/1/2021		6,430	(28)	—		(28)
3 Month LIBOR		Pay	2.92% Semiannual		3/27/2028		2,420	(18)	—		(18)
3 Month LIBOR		Receive	2.85% Quarterly		3/27/2021		7,090	19	—		19

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/
	Receive
	Floating	Fixed	Payment			Notional	Unrealized	Upfront
Floating Rate Index	Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)	Fair Value
3 Month LIBOR	Pay	2.99% Semiannual		4/30/2021		$2,590	$—	$—	$—
3 Month LIBOR	Receive	2.88%	Quarterly	4/7/2022		5,280	16	—	16
3 Month LIBOR	Pay	2.80% Semiannual		4/4/2028		1,720	(31)	—	(31)
3 Month LIBOR	Receive	2.85%	Quarterly	4/7/2022		5,290	19	—	19
3 Month LIBOR	Receive	2.91%	Quarterly	4/17/2021		2,615	5	—	5
3 Month LIBOR	Receive	2.90%	Quarterly	4/17/2021		2,610	5	—	5
3 Month LIBOR	Receive	2.90%	Quarterly	4/16/2028		575	5	—	5
3 Month LIBOR	Receive	2.89%	Quarterly	4/17/2021		2,615	6	—	6
3 Month LIBOR	Pay	2.91% Semiannual		4/18/2028		15,060	(118)	—	(118)
3 Month LIBOR	Pay	2.99% Semiannual		4/30/2021		2,585	(1)	1	—
3 Month LIBOR	Receive	2.93%	Quarterly	4/18/2021		2,610	3	—	3
3 Month LIBOR	Receive	2.92%	Quarterly	4/18/2021		2,610	4	—	4
3 Month LIBOR	Receive	2.77%	Quarterly	4/11/2023		1,100	8	—	8
3 Month LIBOR	Receive	2.87%	Quarterly	4/14/2022		2,660	8	—	8
3 Month LIBOR	Pay	2.85% Semiannual		4/8/2022		5,290	(19)	—	(19)
3 Month LIBOR	Pay	2.85% Semiannual		4/8/2022		5,290	(20)	1	(19)
3 Month LIBOR	Receive	2.84%	Quarterly	4/16/2021		5,230	15	—	15
3 Month LIBOR	Receive	2.90%	Quarterly	4/16/2028		575	5	—	5
3 Month LIBOR	Receive	2.87%	Quarterly	4/14/2022		2,660	9	—	9
3 Month LIBOR	Pay	2.84% Semiannual		4/15/2022		5,330	(20)	—	(20)
3 Month LIBOR	Receive	2.98%	Quarterly	3/23/2028		22,740	45	—	45
3 Month LIBOR	Pay	2.70% Semiannual		3/31/2020		69,500	(80)	1	(79)
3 Month LIBOR	Pay	1.88% Semiannual		11/15/2019		43,485	(509)	—	(509)
3 Month LIBOR	Pay	1.94% Semiannual		11/24/2019		43,475	(484)	1	(483)
3 Month LIBOR	Pay	2.83% Semiannual		11/15/2027		2,940	(43)	—	(43)
3 Month LIBOR	Receive	2.97%	Quarterly	11/15/2027		14,170	46	—	46
3 Month USD LIBOR	Receive	2.96%	Quarterly	11/15/2043		1,300	24	—	24
3 Month USD LIBOR	Receive	2.99%	Quarterly	4/23/2028		1,160	2	—	2
3 Month USD LIBOR	Receive	2.96%	Quarterly	11/15/2043		1,310	23	—	23
3 Month USD LIBOR	Receive	3.02%	Quarterly	4/26/2021		5,190	(2)	—	(2)
3 Month USD LIBOR	Receive	3.02%	Quarterly	4/25/2021		5,180	(2)	—	(2)
3 Month USD LIBOR	Receive	3.09%	Quarterly	11/15/2043		1,290	(9)	—	(9)
3 Month USD LIBOR	Receive	2.98%	Quarterly	4/24/2028		1,160	3	—	3
3 Month USD LIBOR	Receive	3.04%	Quarterly	4/29/2021		5,170	(3)	—	(3)
3 Month USD LIBOR	Receive	3.02%	Quarterly	4/24/2028		1,150	(2)	1	(1)
3 Month USD LIBOR	Pay	3.01% Semiannual		4/30/2021		2,585	—	—	—
3 Month USD LIBOR	Receive	3.00%	Quarterly	4/24/2028		1,160	—	1	1
3 Month USD LIBOR	Receive	3.04%	Quarterly	4/29/2021		5,190	(4)	—	(4)
6 Month GBP LIBOR	Receive	1.57% Semiannual		1/23/2048	GBP	9,365	281	(7)	274
6 Month GBP LIBOR	Receive	1.45% Semiannual		1/24/2028		12,655	180	(14)	166
6 Month GBP LIBOR	Receive	1.52% Semiannual		1/10/2048		4,775	231	(9)	222
6 Month JPY LIBOR	Receive	0.27% Semiannual		11/8/2027	JPY	955,100	15	3	18
6 Month JPY LIBOR	Receive	0.35% Semiannual		1/11/2028		943,840	(42)	1	(41)
Euribor 6 Month	Receive	1.04% Semiannual		3/23/2028	EUR	5,480	(37)	1	(36)
Euribor 6 Month	Receive	1.52% Semiannual		1/5/2048		2,745	10	—	10
Euribor 6 Month	Receive	0.95% Semiannual		1/15/2028		7,218	11	(1)	10
Euribor 6 Month	Receive	1.49% Semiannual		1/8/2048		2,745	32	1	33
Euribor 6 Month	Receive	0.95% Semiannual		1/15/2028		7,218	12	(1)	11
Eurostat Eurozone HICP Ex Tobacco	Pay	1.83%	Annual	5/15/2047		4,240	(125)	(6)	(131)
Unrevised Series NSA
HICP Ex Food and Energy	Receive	1.38%	Annual	4/15/2023		25,680	37	—	37
HICP Ex Food and Energy	Pay	1.59%	Annual	1/15/2028		12,255	29	1	30
HICP Ex Food and Energy	Pay	2.00%	Annual	2/15/2048		3,510	95	(2)	93
HICP Ex Food and Energy	Pay	1.99%	Annual	1/15/2048		1,940	44	(1)	43
HICP Ex Food and Energy	Pay	1.97%	Annual	1/15/2048		1,940	30	(1)	29
ICE LIBOR JPY 6 Month	Receive	0.32% Semiannual		4/27/2028	JPY	1,895,205	(9)	1	(8)
ICE LIBOR JPY 6 Month	Pay	0.13% Semiannual		4/26/2023		7,785,250	13	1	14
NZFM New Zealand Bank Bill 3	Receive	3.07%	Quarterly	9/8/2027	NZD	6,533	47	(3)	44
Month FRA
NZFM New Zealand Bank Bill 3	Receive	3.06%	Quarterly	9/8/2027		13,130	106	(7)	99
Month FRA
NZFM New Zealand Bank Bill 3	Receive	3.07%	Quarterly	9/8/2027		6,467	48	(4)	44
Month FRA
UK RPI All Items NSA	Pay	3.52%	Annual	2/15/2027	GBP	10,270	314	7	321
UK RPI All Items NSA	Pay	3.19%	Annual	4/15/2023		43,790	(76)	33	(43)
UK RPI All Items NSA	Pay	3.41%	Annual	1/15/2028		16,640	251	(3)	248
UK RPI All Items NSA	Pay	3.22%	Annual	3/15/2023		19,825	4	—	4
UK RPI All Items NSA	Pay	3.51%	Annual	2/15/2048		40	(11)	15	4
UK RPI All Items NSA	Receive	3.41%	Annual	3/15/2048		1,915	(11)	—	(11)
UK RPI All Items NSA	Pay	3.41%	Annual	2/15/2028		9,185	123	88	211
UK RPI All Items NSA	Pay	3.55%	Annual	11/15/2032		15,015	669	(2)	667

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/
	Receive
	Floating	Fixed	Payment			Notional	Unrealized	Upfront
Floating Rate Index	Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)		Fair Value
UK RPI All Items NSA	Pay	3.51%	Annual	1/15/2048	GBP	2,035	$168	$(1	) $	167
UK RPI All Items NSA	Receive	3.46%	Annual	11/15/2027		15,015	(365)	2		(363)
UK RPI All Items NSA	Receive	3.55%	Annual	11/15/2047		9,045	(994)	(2)		(996)
UK RPI All Items NSA	Pay	3.60%	Annual	11/15/2042		9,045	800	1		801
US CPI Urban Consumers	Receive	2.11%	Annual	11/9/2019		$78,405	436	3		439
NAS(CPURNSA)
Total							$1,152	$100		$1,252

Amounts in thousands.

See accompanying notes.

     Schedule of Investments International Emerging Markets Fund April 30, 2018 (unaudited)

COMMON STOCKS - 96.43%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Automobile Manufacturers - 4.22%			Holding Companies - Diversified (continued)
Ashok Leyland Ltd	4,494,413	$11,024	Sime Darby Bhd	7,872,400	$5,331
Geely Automobile Holdings Ltd	3,235,000	8,508			$5,656
Mahindra & Mahindra Ltd	948,420	12,362	Home Furnishings - 1.46%
Maruti Suzuki India Ltd	71,869	9,457	Haier Electronics Group Co Ltd	1,384,000	4,788
		$41,351	LG Electronics Inc	100,181	9,499
Automobile Parts & Equipment - 1.11%					$14,287
Nexteer Automotive Group Ltd	2,715,000	4,178	Insurance - 4.20%
Weichai Power Co Ltd	5,761,000	6,669	Cathay Financial Holding Co Ltd	7,289,000	13,075
		$10,847	IRB Brasil Resseguros S/A	580,100	7,789
Banks - 16.70%			Ping An Insurance Group Co of China Ltd	1,545,000	15,097
Banco do Brasil SA	426,100	4,466	Shin Kong Financial Holding Co Ltd	12,779,000	5,194
Bank Negara Indonesia Persero Tbk PT	11,370,100	6,546			$41,155
China Construction Bank Corp	27,301,722	28,603	Internet - 12.34%
CIMB Group Holdings Bhd	5,948,800	10,841	58.com Inc ADR(a)	75,816	6,625
Credicorp Ltd	43,364	10,082	Alibaba Group Holding Ltd ADR(a)	202,944	36,234
Erste Group Bank AG	231,798	11,335	NCSoft Corp	19,637	6,582
Grupo Financiero Banorte SAB de CV	1,991,500	12,454	Tencent Holdings Ltd	1,190,700	58,538
HDFC Bank Ltd	301,197	9,038	Weibo Corp ADR(a)	49,945	5,720
Industrial & Commercial Bank of China Ltd	27,697,000	24,315	YY Inc ADR(a)	76,821	7,405
Kiatnakin Bank PCL	2,940,700	6,854			$121,104
Malayan Banking Bhd	4,714,700	12,925	Iron & Steel - 4.05%
Sberbank of Russia PJSC ADR	972,912	14,386	POSCO	55,882	19,255
Standard Bank Group Ltd	699,241	11,992	Vale SA	1,473,889	20,460
		$163,837			$39,715
Beverages - 1.13%			Lodging - 3.57%
Ambev SA	1,669,600	11,114	Galaxy Entertainment Group Ltd	1,367,000	11,965
			Melco Resorts & Entertainment Ltd ADR	409,636	12,785
Building Materials - 1.61%			Wynn Macau Ltd	2,778,800	10,268
China National Building Material Co Ltd	6,920,000	8,085			$35,018
Xinyi Glass Holdings Ltd	5,396,000	7,757	Machinery - Construction & Mining - 0.63%
		$15,842	United Tractors Tbk PT	2,538,400	6,193
Chemicals - 2.09%
Hanwha Chemical Corp	314,792	8,462	Media - 1.81%
IRPC PCL	20,710,800	4,609	Naspers Ltd	73,044	17,795
PTT Global Chemical PCL	2,388,900	7,383
		$20,454	Mining - 0.96%
Coal - 1.85%			Anglo American PLC	400,937	9,462
Adaro Energy Tbk PT	30,166,500	3,950
China Shenhua Energy Co Ltd	3,699,500	9,075	Miscellaneous Manufacturers - 1.10%
Yanzhou Coal Mining Co Ltd	4,066,000	5,088	Sunny Optical Technology Group Co Ltd	660,900	10,784
		$18,113
Commercial Services - 0.62%			Oil & Gas - 8.72%
New Oriental Education & Technology Group	67,755	6,087	CNOOC Ltd	12,434,000	21,035
Inc ADR			LUKOIL PJSC ADR	281,850	18,787
			MOL Hungarian Oil & Gas PLC	379,964	4,391
Computers - 1.31%			Petrobras Distribuidora SA	590,200	3,833
Infosys Ltd	719,375	12,893	PTT PCL	5,018,000	8,870
			Reliance Industries Ltd	1,159,822	16,668
Diversified Financial Services - 4.25%			SK Innovation Co Ltd	65,268	11,960
Hana Financial Group Inc	120,636	5,360			$85,544
Indiabulls Housing Finance Ltd	521,476	10,163	Pharmaceuticals - 0.67%
KB Financial Group Inc	193,772	11,009	Hypera SA	737,600	6,618
Shriram Transport Finance Co Ltd	348,410	8,372
Tisco Financial Group PCL	2,420,000	6,788	Pipelines - 0.58%
		$41,692	Petronet LNG Ltd	1,672,310	5,667
Electronics - 0.54%
Yageo Corp (a)	255,000	5,345	Retail - 3.43%
			E-MART Inc	19,161	4,823
Engineering & Construction - 0.56%			Magazine Luiza SA	173,954	5,272
Malaysia Airports Holdings Bhd	2,376,100	5,444	Shinsegae Inc	27,220	10,565
			Wal-Mart de Mexico SAB de CV	4,662,900	12,965
Food - 1.00%					$33,625
Uni-President Enterprises Corp	4,081,000	9,822	Semiconductors - 12.07%
			Chipbond Technology Corp	2,800,000	5,548
Gas - 0.74%			Globalwafers Co Ltd (a)	286,000	4,614
GAIL India Ltd	1,492,388	7,252	Nanya Technology Corp	2,767,000	8,613
			Samsung Electronics Co Ltd (b)	22,857	56,654
Healthcare - Services - 0.04%			Taiwan Semiconductor Manufacturing Co Ltd	5,648,685	43,028
Notre Dame Intermedica Participacoes SA (a)	61,600	358			$118,457
			Telecommunications - 2.49%
Holding Companies - Diversified - 0.58%			Mobile TeleSystems PJSC ADR	570,489	5,990
Itausa - Investimentos Itau SA (a)	84,344	325	SK Telecom Co Ltd	23,560	5,034
			TIM Participacoes SA	1,856,500	8,447

See accompanying notes.

		Schedule of Investments
		International Emerging Markets Fund
		April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications (continued)
Yangtze Optical Fibre and Cable Joint Stock	1,177,500	$4,985
Ltd Co (c)
		$24,456
TOTAL COMMON STOCKS		$945,987
INVESTMENT COMPANIES - 1.42%	Shares Held	Value (000's)
Money Market Funds - 1.42%
Principal Government Money Market Fund	13,907,056	13,907
1.55%(d),(e)

TOTAL INVESTMENT COMPANIES		$13,907
PREFERRED STOCKS - 1.66%	Shares Held	Value (000's)
Holding Companies - Diversified - 1.13%
Itausa - Investimentos Itau SA 0.06%	2,886,377	$11,164

Oil & Gas - 0.53%
Petroleo Brasileiro SA 0.00% (a)	792,400	5,198

TOTAL PREFERRED STOCKS		$16,362
Total Investments		$976,256
Other Assets and Liabilities - 0.49%		$4,771
TOTAL NET ASSETS - 100.00%		$981,027

(a)	Non-income producing security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $56,654 or 5.77% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,985 or 0.51% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
China	26.80%
Korea, Republic Of	15.20%
India	10.49%
Taiwan, Province Of China	9.70%
Brazil	8.66%
Russian Federation	4.00%
Hong Kong	3.80%
Malaysia	3.53%
Thailand	3.52%
South Africa	3.03%
Mexico	2.59%
United States	1.85%
Indonesia	1.70%
Austria	1.15%
Macao	1.05%
Peru	1.03%
United Kingdom	0.96%
Hungary	0.45%
Other Assets and Liabilities	0.49%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
International Emerging Markets Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$143,118	$129,211		$13,907
		$—		$143,118	$129,211		$13,907

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$55		$—			$—	$—
	$55		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Fund I
April 30, 2018 (unaudited)

COMMON STOCKS - 93.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.49%			Diversified Financial Services - 1.68%
MTU Aero Engines AG	14,157	$2,435	IG Group Holdings PLC	208,000	$2,375
			Partners Group Holding AG	8,170	5,959
Apparel - 1.68%					$8,334
Kering SA	8,111	4,692	Electrical Components & Equipment - 0.56%
Moncler SpA	80,900	3,646	Brother Industries Ltd	129,200	2,771
		$8,338
Automobile Manufacturers - 3.02%			Electronics - 2.90%
Daimler AG	26,055	2,048	AAC Technologies Holdings Inc	343,907	4,936
Geely Automobile Holdings Ltd	2,288,200	6,018	Horiba Ltd	48,000	3,487
Suzuki Motor Corp	129,100	6,939	Keyence Corp	3,800	2,317
		$15,005	Micro-Star International Co Ltd	1,180,000	3,686
Automobile Parts & Equipment - 5.10%					$14,426
Cie Generale des Etablissements Michelin	19,500	2,742	Engineering & Construction - 2.38%
SCA			COMSYS Holdings Corp	126,400	3,516
Cie Plastic Omnium SA	46,500	2,235	Kajima Corp	270,500	2,606
Faurecia SA	86,857	7,092	Kyowa Exeo Corp	109,500	2,848
Georg Fischer AG	2,542	3,160	Taisei Corp	53,200	2,870
Koito Manufacturing Co Ltd	91,400	6,117			$11,840
Stanley Electric Co Ltd	52,100	1,883	Entertainment - 1.84%
TS Tech Co Ltd	52,100	2,108	Aristocrat Leisure Ltd	365,341	7,329
		$25,337	Kindred Group PLC	143,100	1,845
Banks - 10.88%					$9,174
Agricultural Bank of China Ltd	3,686,500	2,078	Food - 0.62%
Bank of China Ltd	3,346,300	1,816	a2 Milk Co Ltd (b)	365,300	3,105
BNP Paribas SA	36,300	2,802
China Construction Bank Corp	2,931,800	3,072	Forest Products & Paper - 1.04%
China Merchants Bank Co Ltd	1,358,500	5,924	UPM-Kymmene OYJ	68,800	2,455
DBS Group Holdings Ltd	323,900	7,473	West Fraser Timber Co Ltd	40,000	2,709
Fukuoka Financial Group Inc	421,100	2,255			$5,164
HSBC Holdings PLC	292,800	2,917	Gas - 0.81%
KBC Group NV	63,316	5,505	ENN Energy Holdings Ltd	429,400	4,016
Macquarie Group Ltd	27,346	2,227
Oversea-Chinese Banking Corp Ltd	570,000	5,887	Hand & Machine Tools - 0.42%
Sberbank of Russia PJSC ADR	409,243	6,051	SMC Corp/Japan	5,500	2,090
United Overseas Bank Ltd	268,600	6,082
		$54,089	Home Builders - 6.04%
Building Materials - 5.21%			Barratt Developments PLC	310,397	2,380
Anhui Conch Cement Co Ltd	1,217,400	7,598	Bellway PLC	101,652	4,632
China Resources Cement Holdings Ltd	2,967,000	3,113	Berkeley Group Holdings PLC	108,783	6,090
CSR Ltd	910,900	3,844	Daiwa House Industry Co Ltd	53,900	1,971
Sika AG	1,141	8,279	Haseko Corp	331,800	5,219
Xinyi Glass Holdings Ltd	2,141,700	3,079	Persimmon PLC	125,500	4,688
		$25,913	Taylor Wimpey PLC	1,911,911	5,035
Chemicals - 6.02%					$30,015
Asahi Kasei Corp	359,000	4,936	Insurance - 5.72%
BASF SE	34,354	3,574	Allianz SE	12,623	2,986
Covestro AG (a)	69,456	6,311	AXA SA	97,600	2,791
LG Chem Ltd	6,500	2,176	CNP Assurances	86,400	2,213
Lotte Chemical Corp	13,280	5,114	Legal & General Group PLC	1,059,230	3,923
Nissan Chemical Industries Ltd	58,500	2,601	People's Insurance Co Group of China Ltd/The	4,090,000	1,926
Nitto Denko Corp	20,000	1,487	PICC Property & Casualty Co Ltd	1,310,600	2,346
PTT Global Chemical PCL	1,208,000	3,734	Ping An Insurance Group Co of China Ltd	579,100	5,659
		$29,933	Prudential PLC	137,838	3,544
Coal - 1.25%			Swiss Life Holding AG (b)	8,664	3,031
China Shenhua Energy Co Ltd	2,538,500	6,227			$28,419
			Internet - 5.12%
Commercial Services - 3.99%			Alibaba Group Holding Ltd ADR(b)	31,600	5,642
Ashtead Group PLC	274,030	7,611	Autohome Inc ADR	56,500	5,512
Hays PLC	805,900	1,986	NCSoft Corp	6,176	2,070
Intertek Group PLC	45,818	3,081	Tencent Holdings Ltd	171,500	8,431
Localiza Rent a Car SA	303,000	2,404	YY Inc ADR(b)	39,600	3,817
New Oriental Education & Technology Group	27,900	2,507			$25,472
Inc ADR			Iron & Steel - 2.10%
Pagegroup PLC	306,000	2,258	Ferrexpo PLC	542,000	1,755
		$19,847	Kumba Iron Ore Ltd	203,518	4,348
Computers - 2.60%			Severstal PJSC	114,300	1,819
Capgemini SE	19,900	2,737	Ternium SA ADR	63,000	2,499
Nomura Research Institute Ltd	75,500	3,889			$10,421
Teleperformance	39,322	6,319	Leisure Products & Services - 0.66%
		$12,945	CVC Brasil Operadora e Agencia de Viagens	199,100	3,288
Distribution & Wholesale - 0.42%			SA
Toyota Tsusho Corp	57,600	2,065

See accompanying notes.

Schedule of Investments International Fund I

April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(a)	Security exempt from registration under Rule 144A of the Securities Act of
Machinery - Construction & Mining - 1.06%			1933. These securities may be resold in transactions exempt from
Komatsu Ltd	155,000	$5,284	registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $6,311 or 1.27% of net assets.
Machinery - Diversified - 0.72%			(b) Non-income producing security
Yaskawa Electric Corp	88,400	3,589	(c)	Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
Metal Fabrication & Hardware - 0.85%			Directors. Certain inputs used in the valuation may be unobservable;
Catcher Technology Co Ltd	183,100	2,031	however, each security is evaluated individually for purposes of ASC 820
MISUMI Group Inc	79,900	2,205	which results in not all securities being identified as Level 3 of the fair
		$4,236	value hierarchy. At the end of the period, the fair value of these securities
Mining - 2.41%			totaled $3,891 or 0.78% of net assets.
Anglo American PLC	200,000	4,706	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Boliden AB	58,600	2,030	Investment Company Act of 1940) or an affiliate as defined by the
Mineral Resources Ltd	139,400	1,867	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Rio Tinto PLC	62,000	3,379	outstanding voting shares of the security). Please see affiliated sub-
		$11,982	schedule for transactional information.
Miscellaneous Manufacturers - 0.81%			(e) Current yield shown is as of period end.
Sunny Optical Technology Group Co Ltd	247,900	4,045

Oil & Gas - 1.99%			Portfolio Summary (unaudited)
PTT PCL	2,514,000	4,444	Country	Percent
SK Innovation Co Ltd	18,027	3,304
Thai Oil PCL	726,900	2,164	China	18.59%
			Japan	18.06%
		$9,912	United Kingdom	12.65%
Packaging & Containers - 0.31%			France	6.77%
Lee & Man Paper Manufacturing Ltd	1,394,300	1,536	Switzerland	5.22%
			United States	4.99%
Pharmaceuticals - 0.66%			Germany	4.05%
Sino Biopharmaceutical Ltd	1,551,400	3,267	Korea, Republic Of	3.96%
			Singapore	3.90%
Private Equity - 0.45%			Taiwan, Province Of China	3.28%
3i Group PLC	173,800	2,243	Australia	3.06%
			Hong Kong	2.22%
Real Estate - 1.87%			Thailand	2.08%
China Vanke Co Ltd	1,056,600	4,367	Russian Federation	1.59%
Open House Co Ltd	88,300	4,916	Brazil	1.14%
		$9,283	Belgium	1.11%
Retail - 0.95%			South Africa	0.88%
ANTA Sports Products Ltd	467,600	2,668	Italy	0.73%
JD Sports Fashion PLC	379,300	2,035	New Zealand	0.62%
		$4,703	Spain	0.59%
Semiconductors - 6.19%			Canada	0.55%
ams AG	32,514	2,682	Austria	0.54%
Infineon Technologies AG	108,800	2,786	Israel	0.53%
Parade Technologies Ltd	115,300	1,785	Luxembourg	0.50%
Samsung Electronics Co Ltd (c)	1,570	3,891	Finland	0.49%
SK Hynix Inc	40,000	3,146	Sweden	0.41%
Taiwan Semiconductor Manufacturing Co Ltd	186,700	7,179	Malta	0.37%
ADR			Other Assets and Liabilities	1.12%
Tokyo Electron Ltd	40,200	7,720	TOTAL NET ASSETS	100.00%
Win Semiconductors Corp	212,465	1,593
		$30,782
Software - 2.54%
Amadeus IT Group SA	40,000	2,919
Nexon Co Ltd (b)	148,800	2,165
Temenos Group AG (b)	29,994	3,774
TravelSky Technology Ltd	1,299,200	3,795
		$12,653
Telecommunications - 0.53%
Nice Ltd ADR(b)	27,900	2,655

TOTAL COMMON STOCKS		$466,839
INVESTMENT COMPANIES - 4.99%	Shares Held	Value (000's)
Money Market Funds - 4.99%
Principal Government Money Market Fund	24,786,783	24,787
1.55%(d),(e)

TOTAL INVESTMENT COMPANIES		$24,787
Total Investments		$491,626
Other Assets and Liabilities - 1.12%		$5,574
TOTAL NET ASSETS - 100.00%		$497,200

See accompanying notes.

		Schedule of Investments
International Fund I
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$153,336	$128,549		$24,787
		$—		$153,336	$128,549		$24,787

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$109		$—			$—	$—
	$109		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2018	Long		189	$19,150			$28
S&P 500 Emini; June 2018	Long		62	8,206			(116)
Total							$(88)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments LargeCap Growth Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.74%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.15%			Retail - 6.02%
General Dynamics Corp	35,700	$7,187	Dollar Tree Inc (a)	118,811	$11,393
			Lululemon Athletica Inc (a)	69,900	6,976
Apparel - 2.88%			Ulta Beauty Inc (a)	8,600	2,158
NIKE Inc	101,600	6,949	Urban Outfitters Inc (a)	215,440	8,675
PVH Corp	69,846	11,152	Walmart Inc	96,915	8,573
		$18,101			$37,775
Banks - 5.67%			Semiconductors - 5.63%
Capital One Financial Corp	104,200	9,443	Applied Materials Inc	270,774	13,449
Citizens Financial Group Inc	253,559	10,520	Lam Research Corp	48,065	8,895
SVB Financial Group (a)	52,099	15,609	Micron Technology Inc (a)	125,345	5,764
		$35,572	NVIDIA Corp	32,300	7,264
Biotechnology - 1.61%					$35,372
Vertex Pharmaceuticals Inc (a)	66,058	10,117	Software - 10.77%
			Activision Blizzard Inc	174,729	11,593
Chemicals - 2.18%			Microsoft Corp	330,697	30,927
Air Products & Chemicals Inc	46,173	7,494	Red Hat Inc (a)	55,110	8,986
Celanese Corp	57,000	6,194	ServiceNow Inc (a)	59,712	9,921
		$13,688	Splunk Inc (a)	60,000	6,159
Commercial Services - 5.83%					$67,586
FleetCor Technologies Inc (a)	66,726	13,831	Telecommunications - 2.88%
S&P Global Inc	46,476	8,765	Arista Networks Inc (a)	39,278	10,391
Square Inc (a)	155,485	7,361	Cisco Systems Inc	173,100	7,667
Worldpay Inc (a)	81,800	6,644			$18,058
		$36,601	Transportation - 4.54%
Computers - 1.74%			FedEx Corp	38,723	9,572
Apple Inc	66,051	10,915	Knight-Swift Transportation Holdings Inc	237,857	9,279
			XPO Logistics Inc (a)	99,331	9,651
Cosmetics & Personal Care - 2.61%					$28,502
Estee Lauder Cos Inc/The	110,540	16,370	TOTAL COMMON STOCKS		$619,862
			INVESTMENT COMPANIES - 1.16%	Shares Held	Value (000's)
Diversified Financial Services - 7.65%			Money Market Funds - 1.16%
Charles Schwab Corp/The	239,409	13,330	Principal Government Money Market Fund	7,296,715	7,297
Mastercard Inc	85,508	15,243	1.55%(b),(c)
Visa Inc	153,433	19,468
		$48,041	TOTAL INVESTMENT COMPANIES		$7,297
Electronics - 1.14%			Total Investments		$627,159
TE Connectivity Ltd	78,200	7,175	Other Assets and Liabilities - 0.10%		$643
			TOTAL NET ASSETS - 100.00%		$627,802
Healthcare - Products - 8.00%
Align Technology Inc (a)	27,300	6,821
Baxter International Inc	177,445	12,333	(a) Non-income producing security
IDEXX Laboratories Inc (a)	30,859	6,002	(b)		Affiliated Security. Security is either an affiliate (and registered under the
Intuitive Surgical Inc (a)	34,941	15,401	Investment Company Act of 1940) or an affiliate as defined by the
Thermo Fisher Scientific Inc	46,058	9,688	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
		$50,245	outstanding voting shares of the security). Please see affiliated sub-
Internet - 16.83%			schedule for transactional information.
Alibaba Group Holding Ltd ADR(a)	76,531	13,664	(c) Current yield shown is as of period end.
Alphabet Inc - A Shares (a)	18,022	18,357
Amazon.com Inc (a)	19,271	30,181
Facebook Inc (a)	93,547	16,090
Netflix Inc (a)	55,638	17,385	Portfolio Summary (unaudited)
Spotify Technology SA (a)	23,900	3,864	Sector		Percent
Twitter Inc (a)	201,700	6,113	Communications		19.71%
		$105,654	Technology		18.14%
Leisure Products & Services - 1.44%			Consumer, Non-cyclical		18.05%
Royal Caribbean Cruises Ltd	83,466	9,030	Financial		13.32%
			Industrial		12.68%
Lodging - 1.01%			Consumer, Cyclical		11.35%
Las Vegas Sands Corp	43,200	3,168	Energy		3.31%
Wynn Resorts Ltd	16,895	3,145	Basic Materials		2.18%
		$6,313	Investment Companies		1.16%
			Other Assets and Liabilities		0.10%
Machinery - Construction & Mining - 3.15%			TOTAL NET ASSETS		100.00%
Caterpillar Inc	136,984	19,775

Machinery - Diversified - 2.70%
Deere & Co	77,370	10,470
Rockwell Automation Inc	39,548	6,507
		$16,977
Oil & Gas - 3.31%
Continental Resources Inc/OK (a)	136,865	9,041
Diamondback Energy Inc	91,604	11,767
		$20,808

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$154,703	$147,406		$7,297
		$—		$154,703	$147,406		$7,297

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$43		$—			$—	$—
	$43		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS - 96.14%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.02%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	26,259	$620	Illumina Inc (a)	7,780	$1,874
Omnicom Group Inc	17,446	1,285	Incyte Corp (a)	161,184	9,983
		$1,905	Intercept Pharmaceuticals Inc (a)	1,255	85
Aerospace & Defense - 2.76%			Intrexon Corp (a)	2,755	50
Boeing Co/The	569,904	190,097	Ionis Pharmaceuticals Inc (a)	8,682	374
General Dynamics Corp	11,560	2,327	Regeneron Pharmaceuticals Inc (a)	5,694	1,729
Harris Corp	2,756	431	Seattle Genetics Inc (a)	7,435	381
HEICO Corp	3,131	275	Vertex Pharmaceuticals Inc (a)	402,660	61,671
HEICO Corp - Class A	5,565	402			$132,820
Lockheed Martin Corp	18,767	6,021	Building Materials - 0.04%
Northrop Grumman Corp	14,146	4,556	Armstrong World Industries Inc (a)	4,472	250
Raytheon Co	11,979	2,455	Eagle Materials Inc	3,671	363
Rockwell Collins Inc	12,117	1,606	Fortune Brands Home & Security Inc	11,225	614
Spirit AeroSystems Holdings Inc	181,385	14,578	Lennox International Inc	2,915	564
TransDigm Group Inc	3,681	1,180	Martin Marietta Materials Inc	4,118	802
		$223,928	Masco Corp	16,838	638
Agriculture - 0.64%					$3,231
Altria Group Inc	146,594	8,225	Chemicals - 1.39%
Philip Morris International Inc	537,737	44,095	Albemarle Corp	1,599	155
		$52,320	Axalta Coating Systems Ltd (a)	15,752	487
Airlines - 0.38%			Celanese Corp	6,304	685
American Airlines Group Inc	671,608	28,832	Chemours Co/The	14,363	695
Copa Holdings SA	913	107	DowDuPont Inc	59,516	3,764
Southwest Airlines Co	29,441	1,556	FMC Corp	9,979	795
		$30,495	Huntsman Corp	8,827	263
Apparel - 0.49%			International Flavors & Fragrances Inc	5,733	810
Carter's Inc	4,177	419	LyondellBasell Industries NV	14,334	1,515
Hanesbrands Inc	27,685	511	Monsanto Co	33,650	4,219
Michael Kors Holdings Ltd (a)	1,860	127	NewMarket Corp	542	206
NIKE Inc	512,626	35,059	Platform Specialty Products Corp (a)	8,817	89
Skechers U.S.A. Inc (a)	5,232	149	PPG Industries Inc	20,112	2,129
VF Corp	42,484	3,436	Praxair Inc	20,258	3,090
		$39,701	RPM International Inc	9,405	454
Automobile Manufacturers - 0.56%			Sherwin-Williams Co/The	252,767	92,932
Tesla Inc (a)	155,646	45,744	Versum Materials Inc	2,748	97
			Westlake Chemical Corp	1,757	188
Automobile Parts & Equipment - 0.05%			WR Grace & Co	5,259	360
Allison Transmission Holdings Inc	10,918	426			$112,933
Aptiv PLC	14,304	1,210	Commercial Services - 4.85%
BorgWarner Inc	2,860	140	Aramark	8,415	315
Delphi Technologies PLC	7,099	344	Automatic Data Processing Inc	23,923	2,825
Lear Corp	4,372	817	Booz Allen Hamilton Holding Corp	11,581	459
Visteon Corp (a)	2,768	344	Bright Horizons Family Solutions Inc (a)	4,771	453
WABCO Holdings Inc (a)	4,203	542	Cintas Corp	402,304	68,512
			CoreLogic Inc/United States (a)	5,325	264
		$3,823	CoStar Group Inc (a)	2,797	1,026
Banks - 0.48%
Bank of the Ozarks	4,881	228	Ecolab Inc	13,716	1,986
			Euronet Worldwide Inc (a)	4,689	366
Capital One Financial Corp	5,417	491	FleetCor Technologies Inc (a)	390,812	81,008
East West Bancorp Inc	1,662	111
Morgan Stanley	707,810	36,537	Global Payments Inc	325,053	36,747
Signature Bank/New York NY (a)	2,547	324	H&R Block Inc	5,106	141
			IHS Markit Ltd (a)	16,995	835
State Street Corp	4,185	418
SVB Financial Group (a)	3,062	917	MarketAxess Holdings Inc	2,754	547
Western Alliance Bancorp (a)	4,873	287	Moody's Corp	13,856	2,247
		$39,313	Morningstar Inc	1,731	188
			PayPal Holdings Inc (a)	2,437,212	181,840
Beverages - 0.26%
Brown-Forman Corp - B Shares	4,368	245	Robert Half International Inc	10,123	615
Coca-Cola Co/The	153,680	6,640	Rollins Inc	8,583	416
Constellation Brands Inc	8,646	2,016	S&P Global Inc	19,899	3,753
Dr Pepper Snapple Group Inc	13,323	1,598	Sabre Corp	14,894	307
Monster Beverage Corp (a)	22,075	1,214	Service Corp International/US	14,522	530
			ServiceMaster Global Holdings Inc (a)	10,926	553
PepsiCo Inc	94,521	9,541	Square Inc (a)	18,479	875
		$21,254	Total System Services Inc	14,288	1,201
Biotechnology - 1.64%			TransUnion	14,482	940
ACADIA Pharmaceuticals Inc (a)	6,793	107
			United Rentals Inc (a)	6,615	992
Alexion Pharmaceuticals Inc (a)	230,954	27,167
			Verisk Analytics Inc (a)	11,736	1,249
Alnylam Pharmaceuticals Inc (a)	124,861	11,803
			Western Union Co/The	36,390	719
Amgen Inc	14,997	2,617	WEX Inc (a)	2,842	460
Biogen Inc (a)	14,403	3,941
			Worldpay Inc (a)	15,314	1,244
BioMarin Pharmaceutical Inc (a)	12,536	1,047
Celgene Corp (a)	53,914	4,696			$393,613
Exelixis Inc (a)	20,737	432	Computers - 2.81%
Gilead Sciences Inc	67,321	4,863	Accenture PLC - Class A	61,662	9,323

See accompanying notes.

Schedule of Investments LargeCap Growth Fund I April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electronics (continued)
Apple Inc	675,768	$111,677	Mettler-Toledo International Inc (a)	1,907	$1,068
Cognizant Technology Solutions Corp	73,333	6,000	National Instruments Corp	7,872	322
Dell Technologies Inc Class V (a)	14,997	1,076	PerkinElmer Inc	2,345	172
DXC Technology Co	46,032	4,744	Sensata Technologies Holding PLC (a)	7,442	377
Fortinet Inc (a)	12,205	676	Waters Corp (a)	5,847	1,102
Genpact Ltd	2,786,313	88,856			$243,168
International Business Machines Corp	31,102	4,509	Entertainment - 0.02%
NetApp Inc	18,468	1,230	Lions Gate Entertainment Corp - A shares	4,558	113
Western Digital Corp	2,261	178	Lions Gate Entertainment Corp - B shares	7,546	174
		$228,269	Live Nation Entertainment Inc (a)	10,367	409
Consumer Products - 0.07%			Madison Square Garden Co/The (a)	216	53
Avery Dennison Corp	6,568	689	Six Flags Entertainment Corp	5,659	358
Church & Dwight Co Inc	19,656	908	Vail Resorts Inc	3,045	698
Clorox Co/The	8,590	1,007			$1,805
Kimberly-Clark Corp	26,986	2,794	Environmental Control - 0.42%
Spectrum Brands Holdings Inc	2,026	146	Waste Connections Inc	431,804	31,219
		$5,544	Waste Management Inc	36,668	2,981
Cosmetics & Personal Care - 1.43%					$34,200
Colgate-Palmolive Co	7,273	474	Food - 0.12%
Estee Lauder Cos Inc/The	771,517	114,254	Campbell Soup Co	10,589	432
Procter & Gamble Co/The	16,518	1,195	General Mills Inc	42,167	1,844
		$115,923	Hershey Co/The	9,804	901
Distribution & Wholesale - 0.05%			Kellogg Co	17,647	1,040
Fastenal Co	21,926	1,096	Kroger Co/The	38,211	963
HD Supply Holdings Inc (a)	15,071	583	Lamb Weston Holdings Inc	3,159	206
KAR Auction Services Inc	11,538	600	McCormick & Co Inc/MD	9,411	992
LKQ Corp (a)	4,859	151	Pilgrim's Pride Corp (a)	7,172	155
Pool Corp	3,251	451	Sprouts Farmers Market Inc (a)	12,774	320
Watsco Inc	2,598	435	Sysco Corp	44,437	2,779
WW Grainger Inc	3,727	1,049			$9,632
		$4,365	Forest Products & Paper - 0.02%
Diversified Financial Services - 6.08%			International Paper Co	27,873	1,437
Alliance Data Systems Corp	3,812	774
Ameriprise Financial Inc	9,989	1,401	Hand & Machine Tools - 0.01%
BGC Partners Inc	9,627	129	Lincoln Electric Holdings Inc	5,016	416
Cboe Global Markets Inc	8,516	909	Snap-on Inc	964	140
Charles Schwab Corp/The	1,208,054	67,264	Stanley Black & Decker Inc	816	115
Credit Acceptance Corp (a)	937	310			$671
Eaton Vance Corp	9,253	503	Healthcare - Products - 8.62%
Federated Investors Inc	4,034	107	ABIOMED Inc (a)	3,186	959
Intercontinental Exchange Inc	622,315	45,093	Align Technology Inc (a)	6,007	1,501
Invesco Ltd	5,827	169	Baxter International Inc	2,476	172
Lazard Ltd	8,904	485	Becton Dickinson and Co	377,530	87,538
Legg Mason Inc	3,129	124	Bio-Techne Corp	3,223	486
LPL Financial Holdings Inc	7,582	459	Boston Scientific Corp (a)	73,110	2,100
Mastercard Inc	81,493	14,528	Bruker Corp	5,036	149
Raymond James Financial Inc	3,091	277	Cooper Cos Inc/The	2,923	668
SEI Investments Co	10,378	656	Danaher Corp	1,333,160	133,743
T Rowe Price Group Inc	5,623	640	Edwards Lifesciences Corp (a)	535,943	68,258
TD Ameritrade Holding Corp	547,858	31,826	Henry Schein Inc (a)	12,000	912
Visa Inc	2,584,221	327,885	Hill-Rom Holdings Inc	5,240	450
		$493,539	IDEXX Laboratories Inc (a)	6,613	1,286
Electric - 0.36%			Intuitive Surgical Inc (a)	506,269	223,153
NRG Energy Inc	4,150	129	Medtronic PLC	5,141	412
Sempra Energy	263,645	29,475	OPKO Health Inc (a)	2,560	8
		$29,604	ResMed Inc	10,871	1,029
Electrical Components & Equipment - 0.02%			Stryker Corp	390,520	66,161
AMETEK Inc	3,868	270	Teleflex Inc	766	205
Emerson Electric Co	4,628	307	Thermo Fisher Scientific Inc	518,427	109,051
Energizer Holdings Inc	5,565	319	Varian Medical Systems Inc (a)	7,303	844
Hubbell Inc	3,290	342			$699,085
		$1,238	Healthcare - Services - 4.03%
Electronics - 3.00%			Aetna Inc	12,427	2,225
Agilent Technologies Inc	6,725	442	Anthem Inc	185,558	43,790
Allegion PLC	7,851	606	Centene Corp (a)	2,327	253
Amphenol Corp	1,230,199	102,980	Charles River Laboratories International Inc	3,979	414
Corning Inc	2,677	72	(a)
FLIR Systems Inc	7,443	399	Cigna Corp	509,974	87,624
Fortive Corp	1,875,601	131,873	HCA Healthcare Inc	458,869	43,932
Gentex Corp	15,941	363	Humana Inc	87,716	25,804
Honeywell International Inc	23,445	3,392	IQVIA Holdings Inc (a)	8,060	772
			UnitedHealth Group Inc	512,504	121,156

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging (continued)
WellCare Health Plans Inc (a)	3,382	$694	Wynn Resorts Ltd	6,043	$1,125
		$326,664			$55,675
Home Builders - 0.03%			Machinery - Construction & Mining - 0.96%
DR Horton Inc	15,007	662	BWX Technologies Inc	1,091,167	73,981
NVR Inc (a)	264	818	Caterpillar Inc	27,509	3,971
PulteGroup Inc	7,445	226			$77,952
Thor Industries Inc	4,272	454	Machinery - Diversified - 1.58%
Toll Brothers Inc	6,427	271	Cognex Corp	13,112	606
		$2,431	Cummins Inc	2,700	432
Home Furnishings - 0.01%			Deere & Co	17,274	2,338
Leggett & Platt Inc	8,152	331	Graco Inc	13,962	614
Whirlpool Corp	672	104	IDEX Corp	5,763	770
		$435	Nordson Corp	4,686	603
Housewares - 0.01%			Rockwell Automation Inc	9,628	1,584
Scotts Miracle-Gro Co/The	3,177	265	Roper Technologies Inc	453,228	119,738
Toro Co/The	9,057	529	Xylem Inc/NY	7,892	575
Tupperware Brands Corp	4,174	186	Zebra Technologies Corp (a)	4,603	621
		$980			$127,881
Insurance - 0.36%			Media - 0.69%
Allstate Corp/The	5,250	514	AMC Networks Inc (a)	4,398	229
American International Group Inc	5,694	319	Cable One Inc	392	249
Aon PLC	13,268	1,890	CBS Corp	24,502	1,205
Arch Capital Group Ltd (a)	1,566	125	Charter Communications Inc (a)	139,581	37,867
Arthur J Gallagher & Co	9,804	686	Comcast Corp - Class A	229,555	7,206
Assurant Inc	1,188	110	Discovery Inc (a)	4,703	104
Marsh & McLennan Cos Inc	27,199	2,217	DISH Network Corp (a)	13,371	449
Progressive Corp/The	47,079	2,838	FactSet Research Systems Inc	2,997	567
Voya Financial Inc	1,958	103	Sirius XM Holdings Inc	105,671	669
Willis Towers Watson PLC	137,971	20,490	Twenty-First Century Fox Inc - A Shares	52,914	1,934
		$29,292	Twenty-First Century Fox Inc - B Shares	3,767	136
Internet - 22.56%			Walt Disney Co/The	54,971	5,515
Alibaba Group Holding Ltd ADR(a)	1,101,583	196,676			$56,130
Alphabet Inc - A Shares (a)	159,541	162,506	Mining - 0.01%
Alphabet Inc - C Shares (a)	218,470	222,255	Freeport-McMoRan Inc	43,626	663
Amazon.com Inc (a)	323,403	506,491	Royal Gold Inc	2,052	182
Booking Holdings Inc (a)	147,169	320,534	Southern Copper Corp	6,034	319
CDW Corp/DE	12,178	868			$1,164
Dropbox Inc (a),(b)	35,322	1,064	Miscellaneous Manufacturers - 1.05%
F5 Networks Inc (a)	5,291	863	3M Co	31,010	6,028
Facebook Inc (a)	1,779,100	306,005	AO Smith Corp	1,169,587	71,754
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	5,760	719	AptarGroup Inc	1,422	133
GoDaddy Inc (a)	10,683	690	Dover Corp	2,102	195
IAC/InterActiveCorp (a)	5,698	924	General Electric Co	80,879	1,138
Match Group Inc (a)	5,073	239	Illinois Tool Works Inc	27,460	3,900
Netflix Inc (a)	159,324	49,782	Ingersoll-Rand PLC	9,833	825
Palo Alto Networks Inc (a)	7,021	1,352	Parker-Hannifin Corp	6,108	1,005
Shopify Inc (a)	87,059	11,634			$84,978
Snap Inc Class A (a)	541,300	7,757	Oil & Gas - 0.04%
Tencent Holdings Ltd ADR	801,199	39,363	Antero Resources Corp (a)	9,386	178
Twitter Inc (a)	6,079	184	Apache Corp	2,029	83
Uber Technologies Inc (a),(b),(c),(d)	3,929	135	Cabot Oil & Gas Corp	24,130	577
VeriSign Inc (a)	6,939	815	Chesapeake Energy Corp (a)	9,796	29
Zillow Group Inc - A Shares (a)	3,427	166	Cimarex Energy Co	6,501	654
		$1,831,022	Continental Resources Inc/OK (a)	3,177	210
Investment Companies - 0.00%			Devon Energy Corp	3,206	116
Leucadia National Corp	7,061	170	Diamondback Energy Inc	1,730	222
			EOG Resources Inc	3,910	462
Iron & Steel - 0.00%			EQT Corp	2,728	137
Steel Dynamics Inc	3,289	147	Gulfport Energy Corp (a)	2,587	24
			Laredo Petroleum Inc (a)	14,159	156
Leisure Products & Services - 0.01%			Newfield Exploration Co (a)	15,185	453
Brunswick Corp/DE	6,149	368	RSP Permian Inc (a)	5,054	251
Polaris Industries Inc	4,783	502			$3,552
		$870	Oil & Gas Services - 0.03%
Lodging - 0.69%			Halliburton Co	42,129	2,233
Choice Hotels International Inc	3,251	260	RPC Inc	5,062	91
Extended Stay America Inc	11,246	220			$2,324
Hilton Grand Vacations Inc (a)	8,078	348	Packaging & Containers - 0.04%
Hilton Worldwide Holdings Inc	557,302	43,937	Ardagh Group SA	2,842	58
Las Vegas Sands Corp	52,783	3,871	Ball Corp	14,568	584
Marriott International Inc/MD	36,127	4,938	Berry Global Group Inc (a)	10,328	568
MGM Resorts International	3,241	102	Crown Holdings Inc (a)	7,238	361
Wyndham Worldwide Corp	7,649	874

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Packaging & Containers (continued)			Retail (continued)
Graphic Packaging Holding Co	18,611	$266	Home Depot Inc/The	96,126	$17,764
Owens-Illinois Inc (a)	11,198	228	L Brands Inc	3,392	118
Packaging Corp of America	7,173	830	Lowe's Cos Inc	79,740	6,573
Sealed Air Corp	6,828	299	Lululemon Athletica Inc (a)	7,703	769
Silgan Holdings Inc	6,987	196	McDonald's Corp	42,680	7,146
		$3,390	Michaels Cos Inc/The (a)	9,007	168
Pharmaceuticals - 3.49%			MSC Industrial Direct Co Inc	2,139	185
AbbVie Inc	115,202	11,123	Nordstrom Inc	9,950	503
Agios Pharmaceuticals Inc (a)	3,168	266	Nu Skin Enterprises Inc	1,942	138
Alkermes PLC (a)	10,949	485	O'Reilly Automotive Inc (a)	6,237	1,597
AmerisourceBergen Corp	12,401	1,123	Qurate Retail Group Inc QVC Group (a)	22,695	531
Bristol-Myers Squibb Co	43,335	2,259	Restaurant Brands International Inc	291,200	15,847
DexCom Inc (a)	969,338	70,936	Rite Aid Corp (a)	54,643	91
Eli Lilly & Co	52,213	4,233	Ross Stores Inc	590,381	47,733
Express Scripts Holding Co (a)	15,723	1,190	Sally Beauty Holdings Inc (a)	5,483	95
Herbalife Nutrition Ltd (a)	5,387	569	Starbucks Corp	73,403	4,226
Johnson & Johnson	22,065	2,791	Tapestry Inc	4,316	232
McKesson Corp	1,150	180	TJX Cos Inc/The	1,068,964	90,701
Merck & Co Inc	459,938	27,077	Tractor Supply Co	10,188	693
Neurocrine Biosciences Inc (a)	6,282	509	Walgreens Boots Alliance Inc	20,954	1,392
Premier Inc (a)	3,092	102	Williams-Sonoma Inc	2,577	123
TESARO Inc (a)	2,609	133	Yum China Holdings Inc	24,478	1,047
Zoetis Inc	1,918,954	160,194	Yum! Brands Inc	127,696	11,123
		$283,170			$382,572
Pipelines - 0.03%			Semiconductors - 1.43%
Cheniere Energy Inc (a)	9,954	579	Analog Devices Inc	19,842	1,733
ONEOK Inc	28,105	1,692	Applied Materials Inc	118,160	5,869
Williams Cos Inc/The	8,694	224	ASML Holding NV - NY Reg Shares	78,787	14,847
		$2,495	Broadcom Inc	95,775	21,973
Real Estate - 0.01%			Cypress Semiconductor Corp	7,480	109
CBRE Group Inc (a)	9,951	451	IPG Photonics Corp (a)	3,137	668
VICI Properties Inc	4,250	77	KLA-Tencor Corp	12,399	1,262
		$528	Lam Research Corp	23,221	4,297
REITs - 2.25%			Maxim Integrated Products Inc	376,436	20,516
American Tower Corp	32,757	4,467	Microchip Technology Inc	17,404	1,456
			Micron Technology Inc (a)	104,687	4,814
Boston Properties Inc	1,787	217	Microsemi Corp (a)	8,431	545
CoreSite Realty Corp	2,605	271
Crown Castle International Corp	433,533	43,730	NVIDIA Corp	52,483	11,803
			NXP Semiconductors NV (a)	10,029	1,052
CubeSmart	9,761	287	ON Semiconductor Corp (a)	33,455	739
Digital Realty Trust Inc	11,217	1,186	Qorvo Inc (a)	5,453	368
Douglas Emmett Inc	9,837	367
Equinix Inc	4,146	1,745	Skyworks Solutions Inc	14,048	1,219
Equity LifeStyle Properties Inc	6,178	551	Teradyne Inc	15,896	517
Extra Space Storage Inc	7,708	691	Texas Instruments Inc	94,005	9,535
Federal Realty Investment Trust	2,177	252	Xilinx Inc	193,938	12,459
Gaming and Leisure Properties Inc	5,437	186			$115,781
Hudson Pacific Properties Inc	1,893	62	Shipbuilding - 0.01%
Iron Mountain Inc	18,085	614	Huntington Ingalls Industries Inc	2,950	718
Lamar Advertising Co	5,684	362
Outfront Media Inc	2,633	49	Software - 14.62%
Public Storage	13,326	2,689	Activision Blizzard Inc	332,033	22,030
SBA Communications Corp (a)	756,174	121,162	Adobe Systems Inc (a)	607,253	134,567
Simon Property Group Inc	23,912	3,738	ANSYS Inc (a)	403,637	65,252
Tanger Factory Outlet Centers Inc	1,253	28	athenahealth Inc (a)	3,271	401
Taubman Centers Inc	2,092	117	Atlassian Corp PLC (a)	7,513	421
			Autodesk Inc (a)	9,066	1,141
		$182,771	Black Knight Inc (a)	10,991	535
Retail - 4.71%
Advance Auto Parts Inc	1,623	186	Broadridge Financial Solutions Inc	9,395	1,007
AutoZone Inc (a)	1,757	1,097	Cadence Design Systems Inc (a)	21,879	876
Burlington Stores Inc (a)	3,232	439	CDK Global Inc	10,245	668
CarMax Inc (a)	13,326	833	Cerner Corp (a)	21,804	1,270
Copart Inc (a)	15,848	809	Citrix Systems Inc (a)	11,893	1,224
			Dropbox Inc (a)	35,930	1,082
Costco Wholesale Corp	532,292	104,947
Darden Restaurants Inc	9,619	893	Dun & Bradstreet Corp/The	1,757	203
			Electronic Arts Inc (a)	1,032,268	121,787
Dick's Sporting Goods Inc	5,970	198
Dollar General Corp	630,257	60,839	Fidelity National Information Services Inc	9,993	949
Dollar Tree Inc (a)	16,388	1,571	First Data Corp (a)	36,501	661
			Fiserv Inc (a)	22,224	1,575
Domino's Pizza Inc	3,395	821	Guidewire Software Inc (a)	2,568	217
Dunkin' Brands Group Inc	6,995	426
Floor & Decor Holdings Inc (a)	2,807	156	Intuit Inc	1,102,068	203,651
Foot Locker Inc	1,825	79	Jack Henry & Associates Inc	6,155	735
			Manhattan Associates Inc (a)	5,642	243
Gap Inc/The	3,066	90
Genuine Parts Co	4,455	393

See accompanying notes.

Schedule of Investments LargeCap Growth Fund I April 30, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value (000's)	CONVERTIBLE PREFERRED STOCKS
Software (continued)				(continued)		Shares Held	Value (000's)
Microsoft Corp		2,765,745	$258,653	Internet (continued)
MSCI Inc		6,882	1,031	Uber Technologies Inc 0.00% (a),(b),(c),(d)		4	$—
Oracle Corp		12,636	577	Uber Technologies Inc 0.00% (a),(b),(c),(d)		209,464	7,205
Paychex Inc		24,120	1,461	Uber Technologies Inc 0.00% (a),(b),(c),(d)		862	30
PTC Inc (a)		9,103	750	Uber Technologies Inc 0.00% (a),(b),(c),(d)		357	12
Red Hat Inc (a)		402,145	65,574	Uber Technologies Inc	0.00% (a),(b),(c),(d)	560	19
salesforce.com Inc (a)		1,670,447	202,107	Uber Technologies Inc	0.00% (a),(b),(c),(d)	397	14
ServiceNow Inc (a)		188,640	31,340				$35,038
Splunk Inc (a)		10,878	1,117	TOTAL CONVERTIBLE PREFERRED STOCKS			$35,038
SS&C Technologies Holdings Inc		13,196	655	PREFERRED STOCKS - 0.14%		Shares Held	Value (000's)
Synopsys Inc (a)		1,702	146	Internet - 0.06%
Take-Two Interactive Software Inc (a)		9,031	900	Flipkart Online Services Pvt Ltd Series G		29,246	4,963
Tyler Technologies Inc (a)		2,810	615	0.00% (a),(b),(c),(d)
Veeva Systems Inc (a)		9,235	648
VMware Inc (a)		279,271	37,216	Software - 0.08%
Workday Inc (a)		185,414	23,147	Magic Leap Inc 0.00% (a),(b),(c),(d)		168,788	4,557
			$1,186,432	Magic Leap Inc 0.00% (a),(b),(d)		48,744	1,316
Telecommunications - 0.13%							$5,873
Arista Networks Inc (a)		4,360	1,153	TOTAL PREFERRED STOCKS			$10,836
CommScope Holding Co Inc (a)		8,292	317
GCI Liberty Inc (a)		2,054	92	Total Investments			$8,078,938
				Other Assets and Liabilities - 0.44%			$35,717
LogMeIn Inc		2,662	293	TOTAL NET ASSETS - 100.00%			$8,114,655
Motorola Solutions Inc		2,241	246
Switch Inc		8,024	114
T-Mobile US Inc (a)		13,464	815	(a) Non-income producing security
Verizon Communications Inc		150,084	7,407	(b)			Restricted Security. Please see Restricted Security Sub-Schedule for more
Zayo Group Holdings Inc (a)		13,359	485	information.
			$10,922	(c)			The value of these investments was determined using significant
Textiles - 0.00%				unobservable inputs.
Mohawk Industries Inc (a)		394	83	(d)			Fair value of these investments is determined in good faith by the Manager
				under procedures established and periodically reviewed by the Board of
Toys, Games & Hobbies - 0.01%				Directors. Certain inputs used in the valuation may be unobservable;
Hasbro Inc		6,508	573	however, each security is evaluated individually for purposes of ASC 820
				which results in not all securities being identified as Level 3 of the fair
Transportation - 0.56%				value hierarchy. At the end of the period, the fair value of these securities
CH Robinson Worldwide Inc		10,767	991	totaled $41,628 or 0.51% of net assets.
CSX Corp		40,915	2,430	(e)			Affiliated Security. Security is either an affiliate (and registered under the
Expeditors International of Washington Inc		10,289	657	Investment Company Act of 1940) or an affiliate as defined by the
FedEx Corp		21,448	5,302	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
JB Hunt Transport Services Inc		7,016	824	outstanding voting shares of the security). Please see affiliated sub-
Kansas City Southern		201,336	21,468	schedule for transactional information.
Landstar System Inc		3,830	389	(f) Current yield shown is as of period end.
Old Dominion Freight Line Inc		3,336	447
Union Pacific Corp		58,293	7,790
United Parcel Service Inc		36,872	4,185
XPO Logistics Inc (a)		6,939	674	Portfolio Summary (unaudited)
			$45,157	Sector			Percent
Water - 0.20%				Consumer, Non-cyclical			25.15%
American Water Works Co Inc		183,073	15,851	Communications			23.89%
				Technology			18.94%
TOTAL COMMON STOCKS			$7,801,670	Industrial			10.45%
INVESTMENT COMPANIES - 2.85%		Shares Held	Value (000's)	Financial			9.18%
Money Market Funds - 2.85%				Consumer, Cyclical			7.02%
Principal Government Money Market Fund		231,393,785	231,394	Investment Companies			2.85%
1.55%(e),(f)				Basic Materials			1.42%
				Utilities			0.56%
TOTAL INVESTMENT COMPANIES			$231,394	Energy			0.10%
CONVERTIBLE PREFERRED STOCKS -				Other Assets and Liabilities			0.44%
0.43%		Shares Held	Value (000's)	TOTAL NET ASSETS			100.00%
Internet - 0.43%
Airbnb Inc - Series D 0.00% (a),(b),(c),(d)		121,527	$14,225
Airbnb Inc - Series E	0.00% (a),(b),(c),(d)	29,361	3,437
Dropbox Inc 0.00% (a),(b)		169,390	5,100
Flipkart Online Services Pvt Ltd Series A		1,967	245
0.00% (a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C		3,472	433
0.00% (a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series E		6,455	806
0.00% (a),(b),(c),(d)
Uber Technologies Inc	0.00% (a),(b),(c),(d)	98,844	3,400
Uber Technologies Inc	0.00% (a),(b),(c),(d)	322	11
Uber Technologies Inc	0.00% (a),(b),(c),(d)	1,434	49
Uber Technologies Inc	0.00% (a),(b),(c),(d)	1,502	52

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases			Sales		April 30, 2018
	Value			Cost	Proceeds			Value
Principal Government Money Market Fund		$—		$1,096,763		$865,369		$231,394
		$—		$1,096,763		$865,369		$231,394

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$1,031		$—				$—	$—
	$1,031		$—				$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date				Cost		Value	Percent of Net Assets
Airbnb Inc - Series D		4/16/2014			$4,948		$14,225	0.18%
Airbnb Inc - Series E		7/14/2015			2,733		3,437	0.04%
Dropbox Inc		1/30/2014			4,854		5,100	0.06%
Dropbox Inc		11/7/2014			1,012		1,064	0.01%
Flipkart Online Services Pvt Ltd		3/19/2015			657		719	0.01%
Flipkart Online Services Pvt Ltd Series A		3/19/2015			224		245	0.00%
Flipkart Online Services Pvt Ltd Series C		3/19/2015			396		433	0.01%
Flipkart Online Services Pvt Ltd Series E		3/19/2015			736		806	0.01%
Flipkart Online Services Pvt Ltd Series G		12/17/2014			3,502		4,963	0.06%
Magic Leap Inc		10/12/2017			1,316		1,316	0.02%
Magic Leap Inc		1/20/2016			3,888		4,557	0.06%
Uber Technologies Inc	12/05/2014-01/16/2018				6,979		7,205	0.09%
Uber Technologies Inc		1/16/2018			50		52	0.00%
Uber Technologies Inc		1/16/2018			42		30	0.00%
Uber Technologies Inc		1/16/2018			12		12	0.00%
Uber Technologies Inc		1/16/2018			13		14	0.00%
Uber Technologies Inc		1/16/2018			47		49	0.00%
Uber Technologies Inc		1/16/2018			11		11	0.00%
Uber Technologies Inc		12/3/2015			4,821		3,400	0.04%
Uber Technologies Inc		1/16/2018			129		135	0.00%
Uber Technologies Inc		1/16/2018			18		19	0.00%
Uber Technologies Inc		1/16/2018			—		—	0.00%
Total							$47,792	0.59%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2018	Long		1,787	$236,509				$(3,314)
Total								$(3,314)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.19%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.11%			Banks (continued)
Interpublic Group of Cos Inc/The	89,149	$2,103	Zions Bancorporation	45,567	$2,495
Omnicom Group Inc	53,393	3,933			$410,267
		$6,036	Beverages - 1.83%
Aerospace & Defense - 2.63%			Brown-Forman Corp - B Shares	60,645	3,399
Arconic Inc	98,510	1,754	Coca-Cola Co/The	890,243	38,467
Boeing Co/The	128,270	42,786	Constellation Brands Inc	39,740	9,265
General Dynamics Corp	64,033	12,891	Dr Pepper Snapple Group Inc	41,678	5,000
Harris Corp	27,532	4,307	Molson Coors Brewing Co	42,875	3,054
L3 Technologies Inc	18,139	3,553	Monster Beverage Corp (a)	95,874	5,273
Lockheed Martin Corp	57,609	18,483	PepsiCo Inc	329,760	33,286
Northrop Grumman Corp	40,366	12,999			$97,744
Raytheon Co	66,899	13,710	Biotechnology - 2.04%
Rockwell Collins Inc	38,014	5,038	Alexion Pharmaceuticals Inc (a)	51,403	6,046
TransDigm Group Inc	11,257	3,609	Amgen Inc	155,001	27,045
United Technologies Corp	172,467	20,722	Biogen Inc (a)	49,057	13,422
		$139,852	Celgene Corp (a)	174,411	15,191
Agriculture - 1.13%			Gilead Sciences Inc	303,749	21,940
Altria Group Inc	440,668	24,726	Illumina Inc (a)	34,087	8,213
Archer-Daniels-Midland Co	129,676	5,885	Incyte Corp (a)	40,736	2,523
Philip Morris International Inc	360,136	29,531	Regeneron Pharmaceuticals Inc (a)	17,907	5,438
		$60,142	Vertex Pharmaceuticals Inc (a)	58,872	9,017
Airlines - 0.46%					$108,835
Alaska Air Group Inc	28,520	1,852	Building Materials - 0.34%
American Airlines Group Inc	97,641	4,191	Fortune Brands Home & Security Inc	35,234	1,927
Delta Air Lines Inc	150,802	7,875	Johnson Controls International plc	214,745	7,273
Southwest Airlines Co	125,424	6,626	Martin Marietta Materials Inc	14,563	2,837
United Continental Holdings Inc (a)	56,113	3,790	Masco Corp	72,668	2,752
		$24,334	Vulcan Materials Co	30,719	3,431
Apparel - 0.68%					$18,220
Hanesbrands Inc	83,531	1,543	Chemicals - 1.91%
Michael Kors Holdings Ltd (a)	35,263	2,413	Air Products & Chemicals Inc	50,767	8,239
NIKE Inc	300,945	20,582	Albemarle Corp	25,654	2,487
PVH Corp	17,839	2,848	CF Industries Holdings Inc	54,084	2,099
Ralph Lauren Corp	12,847	1,411	DowDuPont Inc	542,586	34,313
Under Armour Inc - Class A (a)	42,962	763	Eastman Chemical Co	33,150	3,384
Under Armour Inc - Class C (a)	42,745	656	FMC Corp	31,148	2,483
VF Corp	76,345	6,174	International Flavors & Fragrances Inc	18,301	2,585
		$36,390	LyondellBasell Industries NV	75,020	7,932
Automobile Manufacturers - 0.49%			Monsanto Co	102,211	12,814
Ford Motor Co	904,893	10,171	Mosaic Co/The	81,285	2,191
General Motors Co	292,798	10,757	PPG Industries Inc	59,007	6,248
PACCAR Inc	81,618	5,197	Praxair Inc	66,581	10,155
		$26,125	Sherwin-Williams Co/The	19,181	7,052
Automobile Parts & Equipment - 0.17%					$101,982
Aptiv PLC	61,641	5,214	Commercial Services - 1.76%
BorgWarner Inc	45,892	2,246	Automatic Data Processing Inc	102,783	12,137
Goodyear Tire & Rubber Co/The	55,727	1,399	Cintas Corp	20,001	3,406
		$8,859	Ecolab Inc	60,281	8,727
Banks - 7.70%			Equifax Inc	27,843	3,120
Bank of America Corp	2,218,396	66,374	Gartner Inc (a)	21,062	2,555
Bank of New York Mellon Corp/The	234,135	12,763	Global Payments Inc	36,901	4,172
BB&T Corp	180,251	9,517	H&R Block Inc	48,475	1,340
Capital One Financial Corp	112,758	10,218	IHS Markit Ltd (a)	83,941	4,124
Citigroup Inc	595,935	40,684	Moody's Corp	38,552	6,253
Citizens Financial Group Inc	112,998	4,688	Nielsen Holdings PLC	77,735	2,445
Comerica Inc	40,071	3,790	PayPal Holdings Inc (a)	261,590	19,517
Fifth Third Bancorp	160,876	5,336	Quanta Services Inc (a)	35,649	1,159
Goldman Sachs Group Inc/The	81,921	19,524	Robert Half International Inc	28,813	1,750
Huntington Bancshares Inc/OH	255,604	3,811	S&P Global Inc	58,874	11,104
JPMorgan Chase & Co	795,787	86,566	Total System Services Inc	38,345	3,223
KeyCorp	245,947	4,899	United Rentals Inc (a)	19,597	2,939
M&T Bank Corp	34,823	6,347	Verisk Analytics Inc (a)	35,968	3,829
Morgan Stanley	319,924	16,514	Western Union Co/The	106,498	2,103
Northern Trust Corp	49,331	5,266			$93,903
PNC Financial Services Group Inc/The	109,351	15,923	Computers - 5.46%
Regions Financial Corp	260,295	4,868	Accenture PLC - Class A	142,991	21,620
State Street Corp	85,249	8,506	Apple Inc	1,176,540	194,435
SunTrust Banks Inc	108,587	7,254	Cognizant Technology Solutions Corp	136,343	11,156
SVB Financial Group (a)	12,261	3,674	DXC Technology Co	66,147	6,817
US Bancorp	363,884	18,358	Hewlett Packard Enterprise Co	363,348	6,195
Wells Fargo & Co	1,017,928	52,892	HP Inc	379,688	8,160
			International Business Machines Corp	198,645	28,796
			NetApp Inc	62,125	4,136

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electrical Components & Equipment (continued)
Seagate Technology PLC	66,045	$3,823	AMETEK Inc	53,641	$3,744
Western Digital Corp	68,997	5,436	Emerson Electric Co	147,203	9,776
		$290,574			$14,691
Consumer Products - 0.31%			Electronics - 1.27%
Avery Dennison Corp	20,389	2,137	Agilent Technologies Inc	74,830	4,919
Church & Dwight Co Inc	56,564	2,613	Allegion PLC	22,071	1,703
Clorox Co/The	30,006	3,517	Amphenol Corp	70,835	5,930
Kimberly-Clark Corp	81,320	8,420	Corning Inc	201,513	5,445
		$16,687	FLIR Systems Inc	32,212	1,725
Cosmetics & Personal Care - 1.22%			Fortive Corp	71,016	4,993
Colgate-Palmolive Co	202,966	13,239	Garmin Ltd	25,651	1,505
Coty Inc	109,487	1,900	Honeywell International Inc	174,371	25,228
Estee Lauder Cos Inc/The	52,070	7,711	Mettler-Toledo International Inc (a)	5,907	3,307
Procter & Gamble Co/The	584,559	42,287	PerkinElmer Inc	25,624	1,880
		$65,137	TE Connectivity Ltd	81,436	7,472
Distribution & Wholesale - 0.17%			Waters Corp (a)	18,269	3,442
Fastenal Co	66,699	3,334			$67,549
LKQ Corp (a)	71,783	2,227	Engineering & Construction - 0.07%
WW Grainger Inc	11,839	3,331	Fluor Corp	32,441	1,912
		$8,892	Jacobs Engineering Group Inc	27,923	1,622
Diversified Financial Services - 3.85%					$3,534
Affiliated Managers Group Inc	12,638	2,084	Environmental Control - 0.23%
Alliance Data Systems Corp	11,189	2,272	Republic Services Inc	52,224	3,378
American Express Co	167,052	16,496	Stericycle Inc (a)	19,836	1,165
Ameriprise Financial Inc	33,932	4,758	Waste Management Inc	92,514	7,520
BlackRock Inc	28,697	14,965			$12,063
Cboe Global Markets Inc	26,133	2,790	Food - 1.20%
Charles Schwab Corp/The	277,871	15,472	Campbell Soup Co	44,610	1,819
CME Group Inc	78,927	12,445	Conagra Brands Inc	92,903	3,444
Discover Financial Services	82,260	5,861	General Mills Inc	131,947	5,771
E*TRADE Financial Corp (a)	61,756	3,747	Hershey Co/The	32,665	3,003
Franklin Resources Inc	75,476	2,539	Hormel Foods Corp	62,627	2,270
Intercontinental Exchange Inc	135,020	9,784	JM Smucker Co/The	26,337	3,005
Invesco Ltd	94,407	2,735	Kellogg Co	57,723	3,400
Mastercard Inc	214,056	38,160	Kraft Heinz Co/The	138,487	7,808
Nasdaq Inc	27,035	2,388	Kroger Co/The	204,366	5,148
Navient Corp	60,985	809	McCormick & Co Inc/MD	28,080	2,960
Raymond James Financial Inc	30,051	2,697	Mondelez International Inc	344,875	13,623
Synchrony Financial	165,699	5,496	Sysco Corp	111,338	6,963
T Rowe Price Group Inc	56,716	6,455	Tyson Foods Inc	69,005	4,837
Visa Inc	417,984	53,034			$64,051
		$204,987	Forest Products & Paper - 0.09%
Electric - 2.76%			International Paper Co	95,751	4,937
AES Corp/VA	153,151	1,875
Alliant Energy Corp	53,646	2,304	Gas - 0.04%
Ameren Corp	56,261	3,298	NiSource Inc	78,238	1,908
American Electric Power Co Inc	114,084	7,984
CenterPoint Energy Inc	99,944	2,532	Hand & Machine Tools - 0.13%
CMS Energy Corp	65,486	3,090	Snap-on Inc	13,153	1,910
Consolidated Edison Inc	71,973	5,767	Stanley Black & Decker Inc	35,559	5,035
Dominion Energy Inc	151,072	10,055			$6,945
DTE Energy Co	41,595	4,384	Healthcare - Products - 3.27%
Duke Energy Corp	162,334	13,013	Abbott Laboratories	403,603	23,461
Edison International	75,547	4,950	Align Technology Inc (a)	16,724	4,179
Entergy Corp	41,916	3,420	Baxter International Inc	115,225	8,008
Eversource Energy	73,478	4,427	Becton Dickinson and Co	61,736	14,315
Exelon Corp	223,766	8,879	Boston Scientific Corp (a)	318,808	9,156
FirstEnergy Corp	103,661	3,566	Cooper Cos Inc/The	11,368	2,600
NextEra Energy Inc	109,074	17,878	Danaher Corp	142,340	14,280
NRG Energy Inc	69,970	2,169	DENTSPLY SIRONA Inc	53,258	2,681
PG&E Corp	119,409	5,505	Edwards Lifesciences Corp (a)	48,700	6,202
Pinnacle West Capital Corp	25,924	2,087	Henry Schein Inc (a)	35,638	2,709
PPL Corp	160,933	4,683	Hologic Inc (a)	64,120	2,487
Public Service Enterprise Group Inc	117,043	6,104	IDEXX Laboratories Inc (a)	20,202	3,929
SCANA Corp	33,075	1,216	Intuitive Surgical Inc (a)	26,040	11,478
Sempra Energy	59,204	6,619	Medtronic PLC	314,251	25,181
Southern Co/The	233,767	10,781	ResMed Inc	33,141	3,137
WEC Energy Group Inc	73,167	4,703	Stryker Corp	74,710	12,657
Xcel Energy Inc	117,808	5,518	Thermo Fisher Scientific Inc	93,165	19,597
		$146,807	Varian Medical Systems Inc (a)	21,170	2,447
Electrical Components & Equipment - 0.28%			Zimmer Biomet Holdings Inc	47,105	5,425
Acuity Brands Inc	9,776	1,171			$173,929

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services - 2.37%			Leisure Products & Services (continued)
Aetna Inc	75,811	$13,574	Harley-Davidson Inc	39,051	$1,606
Anthem Inc	59,297	13,993	Norwegian Cruise Line Holdings Ltd (a)	47,809	2,556
Centene Corp (a)	40,230	4,368	Royal Caribbean Cruises Ltd	39,650	4,290
Cigna Corp	56,318	9,677			$14,388
DaVita Inc (a)	33,761	2,120	Lodging - 0.46%
Envision Healthcare Corp (a)	28,053	1,043	Hilton Worldwide Holdings Inc	65,591	5,171
HCA Healthcare Inc	64,907	6,214	Marriott International Inc/MD	69,620	9,516
Humana Inc	31,926	9,392	MGM Resorts International	118,194	3,714
IQVIA Holdings Inc (a)	33,802	3,237	Wyndham Worldwide Corp	23,123	2,641
Laboratory Corp of America Holdings (a)	23,629	4,035	Wynn Resorts Ltd	18,633	3,469
Quest Diagnostics Inc	31,451	3,183			$24,511
UnitedHealth Group Inc	224,378	53,043	Machinery - Construction & Mining - 0.38%
Universal Health Services Inc	20,171	2,303	Caterpillar Inc	138,575	20,005
		$126,182
Home Builders - 0.16%			Machinery - Diversified - 0.59%
DR Horton Inc	79,322	3,501	Cummins Inc	36,113	5,773
Lennar Corp - A Shares	63,318	3,349	Deere & Co	75,079	10,161
PulteGroup Inc	61,110	1,855	Flowserve Corp	30,329	1,347
		$8,705	Rockwell Automation Inc	29,631	4,875
Home Furnishings - 0.07%			Roper Technologies Inc	23,844	6,299
Leggett & Platt Inc	30,663	1,243	Xylem Inc/NY	41,713	3,041
Whirlpool Corp	16,392	2,540			$31,496
		$3,783	Media - 2.30%
Housewares - 0.06%			CBS Corp	80,031	3,938
Newell Brands Inc	112,506	3,108	Charter Communications Inc (a)	43,138	11,703
			Comcast Corp - Class A	1,074,757	33,737
Insurance - 4.11%			Discovery Inc (a)	36,083	853
Aflac Inc	180,715	8,235	Discovery Inc (a)	70,811	1,573
Allstate Corp/The	82,190	8,040	DISH Network Corp (a)	52,877	1,774
American International Group Inc	208,447	11,673	News Corp - A Shares	88,807	1,419
Aon PLC	57,085	8,133	News Corp - B Shares	28,237	459
Arthur J Gallagher & Co	42,068	2,944	Time Warner Inc	180,828	17,142
Assurant Inc	12,168	1,129	Twenty-First Century Fox Inc - A Shares	244,399	8,935
Berkshire Hathaway Inc - Class B (a)	446,271	86,456	Twenty-First Century Fox Inc - B Shares	101,837	3,673
Brighthouse Financial Inc (a)	22,218	1,128	Viacom Inc - B Shares	81,831	2,468
Chubb Ltd	107,611	14,600	Walt Disney Co/The	348,665	34,982
Cincinnati Financial Corp	34,602	2,434			$122,656
Everest Re Group Ltd	9,470	2,203	Mining - 0.18%
Hartford Financial Services Group Inc/The	82,776	4,457	Freeport-McMoRan Inc	312,220	4,749
Lincoln National Corp	50,608	3,575	Newmont Mining Corp	123,700	4,860
Loews Corp	62,522	3,280			$9,609
Marsh & McLennan Cos Inc	117,705	9,593	Miscellaneous Manufacturers - 1.78%
MetLife Inc	240,372	11,459	3M Co	138,083	26,842
Progressive Corp/The	135,021	8,140	AO Smith Corp	33,731	2,069
Prudential Financial Inc	97,851	10,404	Dover Corp	35,807	3,319
Torchmark Corp	24,601	2,134	Eaton Corp PLC	102,071	7,658
Travelers Cos Inc/The	62,938	8,283	General Electric Co	2,013,274	28,327
Unum Group	51,305	2,482	Illinois Tool Works Inc	71,278	10,123
Willis Towers Watson PLC	30,641	4,550	Ingersoll-Rand PLC	57,938	4,861
XL Group Ltd	59,572	3,312	Parker-Hannifin Corp	30,852	5,079
		$218,644	Pentair PLC	38,410	2,584
Internet - 8.65%			Textron Inc	60,698	3,772
Alphabet Inc - A Shares (a)	69,214	70,500
Alphabet Inc - C Shares (a)	70,576	71,799			$94,634
Amazon.com Inc (a)	93,170	145,916	Office & Business Equipment - 0.03%
Booking Holdings Inc (a)	11,310	24,633	Xerox Corp	49,604	1,560
eBay Inc (a)	218,249	8,267
			Oil & Gas - 4.99%
Expedia Group Inc	28,370	3,266	Anadarko Petroleum Corp	119,412	8,039
F5 Networks Inc (a)	14,341	2,339
Facebook Inc (a)	555,556	95,556	Andeavor	32,802	4,537
Netflix Inc (a)	100,623	31,441	Apache Corp	88,449	3,622
			Cabot Oil & Gas Corp	106,844	2,555
Symantec Corp	143,758	3,995	Chevron Corp	442,940	55,416
TripAdvisor Inc (a)	25,163	942	Cimarex Energy Co	22,130	2,226
VeriSign Inc (a)	19,367	2,274	Concho Resources Inc (a)	34,566	5,434
		$460,928	ConocoPhillips	272,355	17,839
Investment Companies - 0.03%			Devon Energy Corp	121,990	4,432
Leucadia National Corp	72,698	1,748	EOG Resources Inc	134,172	15,855
			EQT Corp	56,770	2,849
Iron & Steel - 0.08%			Exxon Mobil Corp	982,517	76,391
Nucor Corp	73,717	4,542	Helmerich & Payne Inc	25,243	1,756
			Hess Corp	62,095	3,539
Leisure Products & Services - 0.27%			Marathon Oil Corp	197,016	3,596
Carnival Corp	94,135	5,936	Marathon Petroleum Corp	110,000	8,240

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITs (continued)
Newfield Exploration Co (a)	46,311	$1,380	SBA Communications Corp (a)	27,016	$4,329
Noble Energy Inc	114,127	3,861	Simon Property Group Inc	72,153	11,280
Occidental Petroleum Corp	177,419	13,708	SL Green Realty Corp	20,945	2,047
Phillips 66	97,353	10,836	UDR Inc	62,180	2,248
Pioneer Natural Resources Co	39,489	7,959	Ventas Inc	82,591	4,247
Range Resources Corp	52,443	726	Vornado Realty Trust	40,088	2,727
Valero Energy Corp	100,443	11,142	Welltower Inc	85,877	4,589
		$265,938	Weyerhaeuser Co	175,118	6,441
Oil & Gas Services - 0.81%					$140,742
Baker Hughes a GE Co	97,986	3,538	Retail - 5.13%
Halliburton Co	202,320	10,721	Advance Auto Parts Inc	17,154	1,963
National Oilwell Varco Inc	88,122	3,408	AutoZone Inc (a)	6,320	3,947
Schlumberger Ltd	320,900	22,001	Best Buy Co Inc	58,971	4,513
TechnipFMC PLC	101,664	3,351	CarMax Inc (a)	41,935	2,621
		$43,019	Chipotle Mexican Grill Inc (a)	5,700	2,413
Packaging & Containers - 0.21%			Costco Wholesale Corp	101,819	20,075
Ball Corp	81,169	3,254	Darden Restaurants Inc	28,645	2,660
Packaging Corp of America	21,878	2,531	Dollar General Corp	59,820	5,774
Sealed Air Corp	38,810	1,702	Dollar Tree Inc (a)	54,977	5,272
WestRock Co	59,151	3,499	Foot Locker Inc	28,104	1,211
		$10,986	Gap Inc/The	50,511	1,477
Pharmaceuticals - 5.87%			Genuine Parts Co	34,024	3,005
AbbVie Inc	369,631	35,688	Home Depot Inc/The	270,773	50,039
Allergan PLC	76,594	11,769	Kohl's Corp	38,956	2,420
AmerisourceBergen Corp	37,693	3,414	L Brands Inc	56,942	1,988
Bristol-Myers Squibb Co	378,556	19,734	Lowe's Cos Inc	192,447	15,863
Cardinal Health Inc	72,973	4,683	Macy's Inc	70,676	2,196
CVS Health Corp	235,245	16,427	McDonald's Corp	184,848	30,951
Eli Lilly & Co	223,557	18,124	Nordstrom Inc	27,106	1,370
Express Scripts Holding Co (a)	130,859	9,906	O'Reilly Automotive Inc (a)	19,402	4,968
Johnson & Johnson	622,099	78,689	Ross Stores Inc	88,611	7,164
McKesson Corp	47,846	7,474	Starbucks Corp	325,858	18,760
Merck & Co Inc	625,180	36,804	Tapestry Inc	66,058	3,552
Mylan NV (a)	119,365	4,627	Target Corp	126,041	9,151
Nektar Therapeutics (a)	37,314	3,122	Tiffany & Co	23,630	2,430
Perrigo Co PLC	30,371	2,373	TJX Cos Inc/The	146,616	12,440
Pfizer Inc	1,380,322	50,534	Tractor Supply Co	29,011	1,973
Zoetis Inc	112,990	9,432	Ulta Beauty Inc (a)	13,437	3,371
		$312,800	Walgreens Boots Alliance Inc	197,552	13,127
Pipelines - 0.33%			Walmart Inc	336,583	29,774
Kinder Morgan Inc/DE	439,918	6,959	Yum! Brands Inc	77,101	6,716
ONEOK Inc	95,215	5,734			$273,184
Williams Cos Inc/The	191,836	4,936	Savings & Loans - 0.03%
		$17,629	People's United Financial Inc	80,487	1,472
Real Estate - 0.06%
CBRE Group Inc (a)	70,064	3,175	Semiconductors - 3.95%
			Advanced Micro Devices Inc (a)	191,005	2,078
REITs - 2.64%			Analog Devices Inc	85,748	7,490
Alexandria Real Estate Equities Inc	23,475	2,924	Applied Materials Inc	243,629	12,101
American Tower Corp	102,223	13,939	Broadcom Inc	95,183	21,837
Apartment Investment & Management Co	36,481	1,481	Intel Corp	1,085,176	56,017
			IPG Photonics Corp (a)	8,775	1,869
AvalonBay Communities Inc	32,019	5,219
Boston Properties Inc	35,788	4,345	KLA-Tencor Corp	36,316	3,695
Crown Castle International Corp	96,152	9,699	Lam Research Corp	37,785	6,992
Digital Realty Trust Inc	47,637	5,035	Microchip Technology Inc	54,338	4,546
			Micron Technology Inc (a)	268,120	12,328
Duke Realty Corp	82,777	2,243
Equinix Inc	18,372	7,731	NVIDIA Corp	140,285	31,550
			Qorvo Inc (a)	29,331	1,977
Equity Residential	85,370	5,268
Essex Property Trust Inc	15,313	3,670	QUALCOMM Inc	343,260	17,510
Extra Space Storage Inc	29,225	2,618	Skyworks Solutions Inc	42,313	3,671
Federal Realty Investment Trust	16,971	1,966	Texas Instruments Inc	228,116	23,138
GGP Inc	146,460	2,928	Xilinx Inc	59,085	3,796
HCP Inc	108,853	2,543			$210,595
Host Hotels & Resorts Inc	170,222	3,330	Shipbuilding - 0.05%
Iron Mountain Inc	65,258	2,215	Huntington Ingalls Industries Inc	10,530	2,561
Kimco Realty Corp	98,653	1,431
Macerich Co/The	25,148	1,449	Software - 6.25%
Mid-America Apartment Communities Inc	26,347	2,410	Activision Blizzard Inc	175,908	11,672
Prologis Inc	123,602	8,023	Adobe Systems Inc (a)	113,986	25,259
Public Storage	34,742	7,010	Akamai Technologies Inc (a)	39,426	2,825
Realty Income Corp	65,903	3,329	ANSYS Inc (a)	19,448	3,144
Regency Centers Corp	34,454	2,028	Autodesk Inc (a)	51,074	6,430
			CA Inc	72,505	2,523

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Cadence Design Systems Inc (a)	65,591	$2,628	Consumer, Non-cyclical	21.00%
Cerner Corp (a)	73,265	4,268	Financial	18.42%
Citrix Systems Inc (a)	29,992	3,086	Technology	15.69%
Electronic Arts Inc (a)	71,123	8,391	Communications	13.94%
Fidelity National Information Services Inc	76,792	7,293	Industrial	9.63%
Fiserv Inc (a)	95,815	6,789	Consumer, Cyclical	8.25%
Intuit Inc	56,417	10,425	Energy	6.13%
Microsoft Corp	1,785,392	166,970	Utilities	2.87%
MSCI Inc	20,855	3,125	Basic Materials	2.26%
Oracle Corp	700,706	32,001	Investment Companies	1.83%
Paychex Inc	74,124	4,490	Other Assets and Liabilities	(0.02)%
Red Hat Inc (a)	41,043	6,692	TOTAL NET ASSETS	100.00%
salesforce.com Inc (a)	159,109	19,251
Synopsys Inc (a)	34,486	2,949
Take-Two Interactive Software Inc (a)	26,526	2,645
		$332,856
Telecommunications - 2.88%
AT&T Inc	1,423,714	46,555
CenturyLink Inc	225,567	4,191
Cisco Systems Inc	1,117,063	49,475
Juniper Networks Inc	79,708	1,960
Motorola Solutions Inc	37,563	4,126
Verizon Communications Inc	957,173	47,236
		$153,543
Textiles - 0.06%
Mohawk Industries Inc (a)	14,670	3,079

Toys, Games & Hobbies - 0.07%
Hasbro Inc	26,202	2,308
Mattel Inc	79,747	1,180
		$3,488
Transportation - 1.67%
CH Robinson Worldwide Inc	32,404	2,982
CSX Corp	205,729	12,218
Expeditors International of Washington Inc	40,935	2,614
FedEx Corp	57,148	14,127
JB Hunt Transport Services Inc	19,850	2,331
Kansas City Southern	23,896	2,548
Norfolk Southern Corp	65,889	9,453
Union Pacific Corp	182,525	24,391
United Parcel Service Inc	159,589	18,114
		$88,778
Water - 0.07%
American Water Works Co Inc	41,402	3,585

TOTAL COMMON STOCKS		$5,229,309
INVESTMENT COMPANIES - 1.83%	Shares Held	Value (000's)
Exchange Traded Funds - 0.42%
iShares Core S&P 500 ETF	84,000	22,370

Money Market Funds - 1.41%
Principal Government Money Market Fund	75,032,840	75,033
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES		$97,403
Total Investments		$5,326,712
Other Assets and Liabilities - (0.02)%		$(1,318)
TOTAL NET ASSETS - 100.00%		$5,325,394

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases		Sales		April 30, 2018
	Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—	$495,694	$420,661		$75,033
		$—	$495,694	$420,661		$75,033

		Realized Gain/Loss	Realized Gain from			Change in Unrealized
	Income	on Investments	Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$350	$—			$—	$—
	$350	$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2018	Long	552	$73,057			$696
Total						$696

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments LargeCap Value Fund April 30, 2018 (unaudited)

COMMON STOCKS - 100.13%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 4.26%			Lodging - 0.37%
General Dynamics Corp	14,941	$3,008	Extended Stay America Inc	56,460	$1,105
L3 Technologies Inc	18,080	3,541
Lockheed Martin Corp	10,460	3,356	Machinery - Diversified - 0.91%
Raytheon Co	13,090	2,683	Cummins Inc	16,900	2,702
		$12,588
Airlines - 0.60%			Miscellaneous Manufacturers - 0.83%
Copa Holdings SA	15,170	1,777	Crane Co	29,205	2,443

Apparel - 1.08%			Office & Business Equipment - 0.77%
Michael Kors Holdings Ltd (a)	46,507	3,182	Xerox Corp	71,900	2,261

Automobile Parts & Equipment - 0.74%			Oil & Gas - 12.65%
Lear Corp	11,630	2,174	Chevron Corp	87,830	10,988
			ConocoPhillips	132,750	8,695
Banks - 13.85%			Exxon Mobil Corp	63,830	4,963
Bank of America Corp	291,640	8,726	Phillips 66	33,800	3,762
Citigroup Inc	25,600	1,748	Valero Energy Corp	80,740	8,957
Citizens Financial Group Inc	83,100	3,448			$37,365
Comerica Inc	72,800	6,885	Oil & Gas Services - 0.88%
JPMorgan Chase & Co	132,470	14,410	Halliburton Co	49,000	2,597
TCF Financial Corp	109,500	2,719
Wells Fargo & Co	57,020	2,963	Packaging & Containers - 0.43%
		$40,899	Owens-Illinois Inc (a)	62,100	1,263
Biotechnology - 1.62%
Gilead Sciences Inc	66,170	4,779	Pharmaceuticals - 10.23%
			AbbVie Inc	5,200	502
Chemicals - 1.58%			CVS Health Corp	70,059	4,892
Huntsman Corp	157,070	4,676	Express Scripts Holding Co (a)	52,705	3,990
			Johnson & Johnson	102,310	12,941
Commercial Services - 0.41%			McKesson Corp	11,180	1,747
ManpowerGroup Inc	12,726	1,218	Pfizer Inc	167,800	6,143
					$30,215
Computers - 2.03%			Real Estate - 0.62%
DXC Technology Co	16,700	1,721	CBRE Group Inc (a)	40,531	1,836
HP Inc	199,100	4,279
		$6,000	REITs - 2.97%
Cosmetics & Personal Care - 2.53%			Liberty Property Trust	38,800	1,623
Colgate-Palmolive Co	91,160	5,946	Prologis Inc	110,330	7,161
Procter & Gamble Co/The	21,300	1,541			$8,784
		$7,487	Retail - 6.04%
Diversified Financial Services - 4.91%			Best Buy Co Inc	30,219	2,313
BGC Partners Inc	159,500	2,131	Dollar General Corp	23,600	2,278
Lazard Ltd	100,420	5,465	Gap Inc/The	58,671	1,715
Mastercard Inc	19,950	3,556	Qurate Retail Group Inc QVC Group (a)	88,690	2,076
Synchrony Financial	101,050	3,352	Target Corp	55,409	4,023
		$14,504	Walmart Inc	61,290	5,422
Electric - 4.22%					$17,827
CenterPoint Energy Inc	65,400	1,657	Semiconductors - 0.79%
Entergy Corp	69,120	5,640	Intel Corp	45,340	2,340
FirstEnergy Corp	48,325	1,662
NextEra Energy Inc	21,410	3,509	Software - 2.28%
		$12,468	Oracle Corp	78,900	3,603
			VMware Inc (a)	23,450	3,125
Environmental Control - 1.33%
Waste Management Inc	48,400	3,934			$6,728
			Telecommunications - 6.09%
Healthcare - Services - 3.50%			AT&T Inc	33,400	1,092
Anthem Inc	26,900	6,348	Cisco Systems Inc	290,180	12,852
Cigna Corp	11,080	1,904	Verizon Communications Inc	82,100	4,052
Humana Inc	7,070	2,080			$17,996
		$10,332	Transportation - 0.96%
Insurance - 9.73%			Norfolk Southern Corp	19,680	2,824
Aflac Inc	55,800	2,543
American Financial Group Inc/OH	28,560	3,234	TOTAL COMMON STOCKS		$295,785
Berkshire Hathaway Inc - Class B (a)	63,259	12,255	INVESTMENT COMPANIES - 0.05%	Shares Held	Value (000's)
Prudential Financial Inc	38,540	4,098	Money Market Funds - 0.05%
Reinsurance Group of America Inc	12,620	1,885	Principal Government Money Market Fund	145,859	146
Unum Group	97,900	4,736	1.55%(b),(c)
		$28,751
Iron & Steel - 0.92%			TOTAL INVESTMENT COMPANIES		$146
Nucor Corp	28,140	1,734	Total Investments		$295,931
Reliance Steel & Aluminum Co	11,325	996	Other Assets and Liabilities - (0.18)%		$(538)
		$2,730	TOTAL NET ASSETS - 100.00%		$295,393

See accompanying notes.

Schedule of Investments
LargeCap Value Fund
April 30, 2018 (unaudited)

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		32.08%
Consumer, Non-cyclical		18.29%
Energy		13.53%
Consumer, Cyclical		8.83%
Industrial		8.72%
Communications		6.09%
Technology		5.87%
Utilities		4.22%
Basic Materials		2.50%
Investment Companies		0.05%
Other Assets and Liabilities		(0.18)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$91,266	$91,120			$146
		$—		$91,266	$91,120			$146

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	10		$—			$—		$—
	$10		$—			$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS - 96.68%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.00%			Banks (continued)
Interpublic Group of Cos Inc/The	2,685	$63	PNC Financial Services Group Inc/The	69,145	$10,068
			Popular Inc	3,697	171
Aerospace & Defense - 3.48%			Prosperity Bancshares Inc	2,285	164
Boeing Co/The	51,025	17,020	Regions Financial Corp	56,288	1,053
General Dynamics Corp	153,755	30,953	Signature Bank/New York NY (a)	762	97
Harris Corp	3,505	548	State Street Corp	14,318	1,429
L3 Technologies Inc	2,963	580	SunTrust Banks Inc	20,287	1,355
Lockheed Martin Corp	1,149	369	SVB Financial Group (a)	520	156
Orbital ATK Inc	1,908	252	Synovus Financial Corp	4,134	216
Raytheon Co	6,190	1,268	TCF Financial Corp	6,160	153
Spirit AeroSystems Holdings Inc	3,844	309	US Bancorp	372,403	18,787
Teledyne Technologies Inc (a)	1,219	228	Webster Financial Corp	3,001	181
United Technologies Corp	188,926	22,700	Wells Fargo & Co	932,133	48,433
		$74,227	Western Alliance Bancorp (a)	306,808	18,095
Agriculture - 1.95%			Zions Bancorporation	6,481	355
Altria Group Inc	326,777	18,335			$313,166
Archer-Daniels-Midland Co	23,498	1,066	Beverages - 0.84%
Bunge Ltd	4,438	321	Brown-Forman Corp - A Shares	346	18
Philip Morris International Inc	266,210	21,830	Coca-Cola Co/The	22,497	972
		$41,552	Molson Coors Brewing Co	5,706	407
Airlines - 0.09%			PepsiCo Inc	163,179	16,471
Alaska Air Group Inc	740	48			$17,868
American Airlines Group Inc	5,706	245	Biotechnology - 0.20%
Copa Holdings SA	1,090	128	Alexion Pharmaceuticals Inc (a)	1,264	149
Delta Air Lines Inc	15,200	794	Alnylam Pharmaceuticals Inc (a)	336	32
JetBlue Airways Corp (a)	10,181	195	Amgen Inc	15,688	2,737
United Continental Holdings Inc (a)	6,242	421	Biogen Inc (a)	384	105
		$1,831	Bio-Rad Laboratories Inc (a)	742	188
Apparel - 0.06%			Gilead Sciences Inc	11,313	817
Michael Kors Holdings Ltd (a)	4,386	300	Intrexon Corp (a)	492	9
PVH Corp	2,461	393	United Therapeutics Corp (a)	1,293	143
Ralph Lauren Corp	1,903	209			$4,180
Skechers U.S.A. Inc (a)	2,607	74	Building Materials - 1.07%
VF Corp	4,332	351	Fortune Brands Home & Security Inc	691	38
		$1,327	Johnson Controls International plc	658,153	22,292
Automobile Manufacturers - 0.12%			Lennox International Inc	183	36
Ford Motor Co	90,450	1,017	Masco Corp	4,010	152
General Motors Co	30,447	1,118	Owens Corning	3,716	243
PACCAR Inc	7,960	507	USG Corp (a)	2,937	118
		$2,642	Vulcan Materials Co	200	22
Automobile Parts & Equipment - 0.03%					$22,901
BorgWarner Inc	6,198	303	Chemicals - 3.24%
Goodyear Tire & Rubber Co/The	7,794	196	Air Products & Chemicals Inc	176,552	28,653
Lear Corp	471	88	Ashland Global Holdings Inc	1,990	132
		$587	Cabot Corp	2,137	119
Banks - 14.67%			Celanese Corp	1,840	200
Associated Banc-Corp	5,810	154	CF Industries Holdings Inc	7,526	292
Bank of America Corp	2,028,533	60,694	DowDuPont Inc	334,349	21,144
Bank of New York Mellon Corp/The	146,900	8,008	Eastman Chemical Co	5,333	544
Bank of the Ozarks	2,299	108	Huntsman Corp	3,860	115
BankUnited Inc	3,840	152	LyondellBasell Industries NV	6,634	701
BB&T Corp	356,302	18,813	Mosaic Co/The	11,264	304
BOK Financial Corp	999	100	NewMarket Corp	40	15
Capital One Financial Corp	17,812	1,614	Olin Corp	5,676	171
CIT Group Inc	4,552	241	PPG Industries Inc	1,293	137
Citigroup Inc	348,290	23,778	Praxair Inc	1,563	238
Citizens Financial Group Inc	24,463	1,015	RPM International Inc	639	31
Comerica Inc	9,226	873	Sherwin-Williams Co/The	43,740	16,082
Commerce Bancshares Inc/MO	3,176	202	Valvoline Inc	6,440	131
Cullen/Frost Bankers Inc	1,942	222	Versum Materials Inc	3,275	115
East West Bancorp Inc	4,565	304	Westlake Chemical Corp	727	78
Fifth Third Bancorp	32,821	1,089			$69,202
First Hawaiian Inc	2,221	61	Coal - 0.00%
First Horizon National Corp	9,565	175	CONSOL Energy Inc (a)	1,321	42
FNB Corp/PA	11,184	145
Goldman Sachs Group Inc/The	8,168	1,947	Commercial Services - 0.91%
Huntington Bancshares Inc/OH	56,459	842	AMERCO	182	61
JPMorgan Chase & Co	646,962	70,376	Aramark	4,504	168
KeyCorp	51,608	1,028	Booz Allen Hamilton Holding Corp	448,048	17,757
M&T Bank Corp	6,259	1,141	CoreLogic Inc/United States (a)	1,380	68
Morgan Stanley	350,860	18,112	Graham Holdings Co	161	97
Northern Trust Corp	9,689	1,034	H&R Block Inc	6,097	169
PacWest Bancorp	4,402	225	IHS Markit Ltd (a)	6,971	343

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Electric (continued)
ManpowerGroup Inc	2,235	$214	CenterPoint Energy Inc	14,063	$356
Morningstar Inc	278	30	CMS Energy Corp	387,507	18,286
Nielsen Holdings PLC	11,157	351	Consolidated Edison Inc	12,039	965
Quanta Services Inc (a)	3,703	120	Dominion Energy Inc	14,898	992
Sabre Corp	2,106	43	DTE Energy Co	7,258	765
WEX Inc (a)	371	60	Duke Energy Corp	16,273	1,304
		$19,481	Edison International	7,371	483
Computers - 1.89%			Entergy Corp	5,799	473
Accenture PLC - Class A	111,830	16,909	Eversource Energy	7,360	443
Amdocs Ltd	290,658	19,547	Exelon Corp	275,349	10,926
Conduent Inc (a)	6,898	134	FirstEnergy Corp	19,859	683
Hewlett Packard Enterprise Co	36,382	620	Great Plains Energy Inc	7,362	241
HP Inc	38,228	822	Hawaiian Electric Industries Inc	3,967	138
International Business Machines Corp	6,157	892	MDU Resources Group Inc	6,780	191
Leidos Holdings Inc	4,681	301	NextEra Energy Inc	122,392	20,061
NetApp Inc	7,512	500	NRG Energy Inc	8,160	253
Teradata Corp (a)	4,156	170	OGE Energy Corp	6,769	223
Western Digital Corp	5,894	464	PG&E Corp	20,258	934
		$40,359	Pinnacle West Capital Corp	3,625	292
Consumer Products - 0.02%			PPL Corp	15,898	463
Avery Dennison Corp	335	35	Public Service Enterprise Group Inc	19,758	1,030
Clorox Co/The	446	52	SCANA Corp	4,608	169
Kimberly-Clark Corp	4,314	447	Sempra Energy	5,830	652
		$534	Southern Co/The	23,134	1,067
			Vistra Energy Corp (a)	8,646	198
Cosmetics & Personal Care - 1.14%
Colgate-Palmolive Co	288,056	18,790	WEC Energy Group Inc	279,429	17,962
Edgewell Personal Care Co (a)	1,915	84	Westar Energy Inc	4,691	254
Procter & Gamble Co/The	76,847	5,559	Xcel Energy Inc	19,833	929
		$24,433			$93,228
Distribution & Wholesale - 0.02%			Electrical Components & Equipment - 0.09%
LKQ Corp (a)	8,537	265	Acuity Brands Inc	481	58
WESCO International Inc (a)	1,685	100	AMETEK Inc	7,526	525
WW Grainger Inc	179	51	Emerson Electric Co	17,891	1,188
		$416	Hubbell Inc	800	83
Diversified Financial Services - 2.51%					$1,854
Affiliated Managers Group Inc	1,805	298	Electronics - 1.01%
Air Lease Corp	2,943	123	Agilent Technologies Inc	10,236	673
			Arrow Electronics Inc (a)	2,771	207
Ally Financial Inc	14,264	372
American Express Co	226,332	22,350	Avnet Inc	3,927	154
Ameriprise Financial Inc	2,979	418	Corning Inc	18,710	506
BGC Partners Inc	7,119	95	FLIR Systems Inc	2,221	119
BlackRock Inc	4,481	2,337	Fortive Corp	2,622	184
Charles Schwab Corp/The	5,640	314	Garmin Ltd	4,023	236
CME Group Inc	12,712	2,004	Gentex Corp	3,970	90
Credit Acceptance Corp (a)	131	43	Honeywell International Inc	127,624	18,465
Discover Financial Services	16,439	1,171	Jabil Inc	5,496	146
E*TRADE Financial Corp (a)	15,326	930	Keysight Technologies Inc (a)	5,936	307
Federated Investors Inc	3,008	80	National Instruments Corp	940	39
FNF Group	8,587	316	PerkinElmer Inc	3,032	222
			Sensata Technologies Holding PLC (a)	3,002	152
Franklin Resources Inc	10,423	351
Interactive Brokers Group Inc - A Shares	2,527	188			$21,500
Intercontinental Exchange Inc	247,102	17,905	Energy - Alternate Sources - 0.01%
Invesco Ltd	10,981	318	First Solar Inc (a)	2,680	190
Lazard Ltd	891	49
Legg Mason Inc	2,592	103	Engineering & Construction - 0.03%
Nasdaq Inc	3,790	335	AECOM (a)	5,324	183
Navient Corp	9,739	129	Fluor Corp	4,679	276
OneMain Holdings Inc (a)	3,054	94	Jacobs Engineering Group Inc	4,084	237
Raymond James Financial Inc	3,246	291			$696
Santander Consumer USA Holdings Inc	5,728	106	Entertainment - 0.03%
SLM Corp (a)	14,498	166	Cinemark Holdings Inc	3,597	141
Synchrony Financial	33,626	1,115	Dolby Laboratories Inc	1,932	116
T Rowe Price Group Inc	9,796	1,115	International Game Technology PLC	3,866	109
TD Ameritrade Holding Corp	7,710	448	Lions Gate Entertainment Corp - A shares	1,177	29
		$53,564	Lions Gate Entertainment Corp - B shares	2,001	46
Electric - 4.37%			Madison Square Garden Co/The (a)	544	132
AES Corp/VA	22,348	274			$573
ALLETE Inc	132,055	10,090	Environmental Control - 0.05%
Alliant Energy Corp	7,271	312	Clean Harbors Inc (a)	626	29
Ameren Corp	7,814	458	Republic Services Inc	8,590	556
American Electric Power Co Inc	17,845	1,249	Stericycle Inc (a)	2,649	155
Avangrid Inc	2,133	112	Waste Management Inc	3,857	313
					$1,053

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Food - 2.06%			Home Builders (continued)
Campbell Soup Co	2,554	$104	PulteGroup Inc	6,422	$195
Conagra Brands Inc	12,513	464	Toll Brothers Inc	2,825	119
Flowers Foods Inc	6,599	149			$998
General Mills Inc	425,181	18,597	Home Furnishings - 0.02%
Hershey Co/The	736	68	Leggett & Platt Inc	973	40
Hormel Foods Corp	533,936	19,355	Whirlpool Corp	2,035	315
Ingredion Inc	2,405	291			$355
JM Smucker Co/The	3,600	411	Housewares - 0.00%
Kellogg Co	423	25	Scotts Miracle-Gro Co/The	267	22
Kraft Heinz Co/The	13,956	787
Kroger Co/The	24,238	611	Insurance - 4.57%
Lamb Weston Holdings Inc	3,658	239	Aflac Inc	32,366	1,475
Mondelez International Inc	33,391	1,319	Alleghany Corp	477	274
Pilgrim's Pride Corp (a)	1,410	30
			Allstate Corp/The	11,400	1,115
Pinnacle Foods Inc	4,055	245	American Financial Group Inc/OH	2,404	272
Post Holdings Inc (a)	2,155	171
			American International Group Inc	430,793	24,124
Seaboard Corp	15	60	American National Insurance Co	421	51
Tyson Foods Inc	12,695	890	Arch Capital Group Ltd (a)	3,363	269
US Foods Holding Corp (a)	7,160	245
			Arthur J Gallagher & Co	251,879	17,629
		$44,061	Assurant Inc	1,387	129
Forest Products & Paper - 0.01%			Athene Holding Ltd (a)	3,947	193
Domtar Corp	2,334	102	Berkshire Hathaway Inc - Class B (a)	44,699	8,660
International Paper Co	2,906	150	Brown & Brown Inc	8,024	219
		$252	Chubb Ltd	134,500	18,247
Gas - 0.04%			Cincinnati Financial Corp	4,870	343
Atmos Energy Corp	3,502	304	CNA Financial Corp	1,284	65
National Fuel Gas Co	2,935	151	Erie Indemnity Co	300	35
UGI Corp	5,788	280	Everest Re Group Ltd	1,316	306
Vectren Corp	2,807	197	First American Financial Corp	3,790	194
		$932	Hanover Insurance Group Inc/The	1,506	173
Hand & Machine Tools - 0.05%			Hartford Financial Services Group Inc/The	8,227	443
Regal Beloit Corp	1,565	112	Lincoln National Corp	5,071	358
Snap-on Inc	1,648	239	Loews Corp	8,706	457
Stanley Black & Decker Inc	4,781	677	Markel Corp (a)	316	357
		$1,028	MetLife Inc	21,008	1,001
Healthcare - Products - 4.71%			Old Republic International Corp	8,755	179
Abbott Laboratories	393,589	22,879	Prudential Financial Inc	9,844	1,047
Baxter International Inc	16,634	1,156	Reinsurance Group of America Inc	2,162	323
Becton Dickinson and Co	86,225	19,993	Torchmark Corp	3,839	333
Bruker Corp	2,875	85	Travelers Cos Inc/The	10,708	1,409
Cooper Cos Inc/The	401	92	Unum Group	7,315	354
Danaher Corp	20,603	2,067	Voya Financial Inc	5,725	300
DENTSPLY SIRONA Inc	7,211	363	Willis Towers Watson PLC	2,868	426
Hill-Rom Holdings Inc	399	34	WR Berkley Corp	3,089	230
Hologic Inc (a)	4,106	159	XL Group Ltd	298,567	16,597
Medtronic PLC	635,018	50,884			$97,587
OPKO Health Inc (a)	8,868	27	Internet - 0.83%
STERIS PLC	2,843	269	Alphabet Inc - A Shares (a)	15,771	16,064
Teleflex Inc	1,234	331	eBay Inc (a)	22,023	834
Thermo Fisher Scientific Inc	7,581	1,595	Twitter Inc (a)	26,571	806
Zimmer Biomet Holdings Inc	4,682	539	Zillow Group Inc - A Shares (a)	743	36
		$100,473			$17,740
Healthcare - Services - 1.42%			Investment Companies - 0.01%
Aetna Inc	7,742	1,386	Leucadia National Corp	8,197	197
Anthem Inc	102,642	24,223
Centene Corp (a)	6,401	695	Iron & Steel - 0.07%
Cigna Corp	2,051	352	Nucor Corp	11,347	699
DaVita Inc (a)	4,852	305	Reliance Steel & Aluminum Co	2,408	212
Envision Healthcare Corp (a)	4,052	151	Steel Dynamics Inc	6,528	292
HCA Healthcare Inc	10,039	961	United States Steel Corp	5,820	197
Humana Inc	959	282			$1,400
IQVIA Holdings Inc (a)	1,277	122	Leisure Products & Services - 0.08%
Laboratory Corp of America Holdings (a)	4,335	740	Brunswick Corp/DE	820	49
LifePoint Health Inc (a)	1,206	58	Carnival Corp	9,452	596
MEDNAX Inc (a)	3,243	149	Norwegian Cruise Line Holdings Ltd (a)	6,330	338
Quest Diagnostics Inc	4,460	451	Royal Caribbean Cruises Ltd	6,375	690
Universal Health Services Inc	2,853	326			$1,673
WellCare Health Plans Inc (a)	258	53	Lodging - 0.03%
		$30,254	Extended Stay America Inc	3,508	69
Home Builders - 0.05%			Hilton Worldwide Holdings Inc	2,489	196
DR Horton Inc	7,582	335	Hyatt Hotels Corp	1,695	130
Lennar Corp - A Shares	5,934	314
Lennar Corp - B Shares	818	35

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Lodging (continued)			Oil & Gas - 10.73%
MGM Resorts International	10,738	$338	Anadarko Petroleum Corp	12,708	$855
		$733	Andeavor	7,313	1,012
Machinery - Construction & Mining - 0.03%			Antero Resources Corp (a)	4,240	81
Caterpillar Inc	2,395	346	Apache Corp	11,363	465
Oshkosh Corp	2,418	174	BP PLC ADR	729,380	32,523
Terex Corp	2,731	100	Cabot Oil & Gas Corp	4,505	108
			Chesapeake Energy Corp (a)	29,046	86
		$620
Machinery - Diversified - 0.06%			Chevron Corp	382,668	47,875
AGCO Corp	2,270	142	Cimarex Energy Co	319	32
Cummins Inc	3,889	622	CNX Resources Corp (a)	7,582	113
Gates Industrial Corp PLC (a)	1,505	24	Concho Resources Inc (a)	3,418	537
IDEX Corp	362	48	ConocoPhillips	475,310	31,133
			Continental Resources Inc/OK (a)	1,711	113
Roper Technologies Inc	653	173
Xylem Inc/NY	2,982	217	Devon Energy Corp	11,317	411
		$1,226	Diamondback Energy Inc	143,733	18,463
			Energen Corp (a)	3,168	207
Media - 2.84%
Charter Communications Inc (a)	1,342	364	EOG Resources Inc	178,508	21,095
Comcast Corp - Class A	1,092,380	34,290	EQT Corp	6,654	334
Discovery Inc (a)	7,795	173	Exxon Mobil Corp	133,211	10,357
			Gulfport Energy Corp (a)	5,248	49
Discovery Inc (a)	5,247	124
DISH Network Corp (a)	1,884	63	Helmerich & Payne Inc	3,434	239
John Wiley & Sons Inc	1,714	113	Hess Corp	8,758	499
Liberty Broadband Corp - A Shares (a)	949	67	HollyFrontier Corp	5,679	345
Liberty Broadband Corp - C Shares (a)	3,287	233	Marathon Oil Corp	26,751	488
Liberty Media Corp-Liberty SiriusXM - A	2,828	118	Marathon Petroleum Corp	18,669	1,398
Shares (a)			Murphy Oil Corp	5,486	165
			Murphy USA Inc (a)	1,148	72
Liberty Media Corp-Liberty SiriusXM - C	5,740	239
Shares (a)			Noble Energy Inc	15,053	509
News Corp - A Shares	13,039	208	Occidental Petroleum Corp	292,349	22,587
News Corp - B Shares	5,129	83	Patterson-UTI Energy Inc	6,926	148
Sirius XM Holdings Inc	4,671	30	PBF Energy Inc	3,752	144
TEGNA Inc	7,823	83	Phillips 66	296,210	32,971
Time Warner Inc	25,050	2,375	Pioneer Natural Resources Co	3,924	791
			QEP Resources Inc (a)	7,892	96
Tribune Media Co	2,911	110
			Range Resources Corp	7,735	107
Twenty-First Century Fox Inc - A Shares	283,971	10,382	RSP Permian Inc (a)	2,177	108
Twenty-First Century Fox Inc - B Shares	16,462	594
			SM Energy Co	3,859	92
Viacom Inc - A Shares	777	28	Southwestern Energy Co (a)	21,055	86
Viacom Inc - B Shares	11,290	340	Transocean Ltd (a)	13,574	168
Walt Disney Co/The	105,215	10,556
			Valero Energy Corp	16,322	1,811
		$60,573	Whiting Petroleum Corp (a)	3,056	125
Metal Fabrication & Hardware - 0.00%			WPX Energy Inc (a)	12,559	215
Valmont Industries Inc	773	110			$229,013

Mining - 0.09%			Oil & Gas Services - 0.96%
Alcoa Corp (a)	6,029	309	Baker Hughes a GE Co	13,225	478
Freeport-McMoRan Inc	39,104	595	Halliburton Co	325,381	17,242
Newmont Mining Corp	18,356	721	National Oilwell Varco Inc	11,711	453
Royal Gold Inc	1,336	119	Oceaneering International Inc	3,352	71
Southern Copper Corp	538	28	RPC Inc	818	15
Tahoe Resources Inc	11,195	56	Schlumberger Ltd	32,298	2,214
		$1,828			$20,473
Miscellaneous Manufacturers - 1.18%			Packaging & Containers - 0.06%
AptarGroup Inc	1,565	146	Ardagh Group SA	1,170	24
Carlisle Cos Inc	1,974	213	Ball Corp	5,086	204
Crane Co	1,820	152	Bemis Co Inc	3,054	132
			Crown Holdings Inc (a)	1,506	75
Donaldson Co Inc	579	26
			Graphic Packaging Holding Co	3,869	55
Dover Corp	4,505	418	Owens-Illinois Inc (a)	1,918	39
Eaton Corp PLC	14,854	1,115
General Electric Co	1,523,628	21,437	Sonoco Products Co	3,318	170
Hexcel Corp	1,130	75	WestRock Co	9,273	549
Ingersoll-Rand PLC	4,925	413			$1,248
ITT Inc	2,999	147	Pharmaceuticals - 9.23%
			Agios Pharmaceuticals Inc (a)	108	9
Parker-Hannifin Corp	1,120	184
Pentair PLC	5,380	362	Allergan PLC	7,796	1,198
Textron Inc	6,151	382	Bristol-Myers Squibb Co	28,320	1,476
Trinity Industries Inc	4,697	150	Cardinal Health Inc	242,421	15,556
		$25,220	CVS Health Corp	625,296	43,665
			Express Scripts Holding Co (a)	221,760	16,787
Office & Business Equipment - 0.01%
Pitney Bowes Inc	6,844	70	Johnson & Johnson	464,031	58,695
Xerox Corp	7,221	227	McKesson Corp	6,980	1,090
			Merck & Co Inc	243,761	14,350
		$297	Mylan NV (a)	12,376	480
			Perrigo Co PLC	4,242	332

See accompanying notes.

Schedule of Investments LargeCap Value Fund III April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Pharmaceuticals (continued)			REITs (continued)
Pfizer Inc	847,156	$31,014	Regency Centers Corp	4,863	$286
Premier Inc (a)	1,938	64	Retail Properties of America Inc	8,867	102
Sanofi ADR	315,818	12,418	Senior Housing Properties Trust	8,391	131
		$197,134	Simon Property Group Inc	118,144	18,471
Pipelines - 0.07%			SL Green Realty Corp	2,910	284
Cheniere Energy Inc (a)	2,242	130	Spirit Realty Capital Inc	16,380	132
Kinder Morgan Inc/DE	44,148	699	Starwood Property Trust Inc	9,152	192
Targa Resources Corp	6,746	317	STORE Capital Corp	6,339	160
Williams Cos Inc/The	16,397	422	Sun Communities Inc	2,503	235
		$1,568	Tanger Factory Outlet Centers Inc	3,575	78
Real Estate - 0.04%			Taubman Centers Inc	1,053	59
CBRE Group Inc (a)	5,642	256	Two Harbors Investment Corp	7,211	110
Howard Hughes Corp/The (a)	1,271	172	Uniti Group Inc	5,659	102
Jones Lang LaSalle Inc	1,543	262	Ventas Inc	12,988	668
Realogy Holdings Corp	4,939	122	VEREIT Inc	32,170	219
VICI Properties Inc	7,456	135	Vornado Realty Trust	5,411	368
		$947	Weingarten Realty Investors	4,555	125
REITs - 2.58%			Welltower Inc	8,603	460
AGNC Investment Corp	13,481	255	Weyerhaeuser Co	26,412	971
Alexandria Real Estate Equities Inc	3,148	392	WP Carey Inc	3,660	234
American Homes 4 Rent	8,174	165			$55,062
Annaly Capital Management Inc	37,818	392	Retail - 4.18%
Apartment Investment & Management Co	5,309	216	Advance Auto Parts Inc	1,701	195
Apple Hospitality REIT Inc	8,060	145	AutoNation Inc (a)	2,234	103
AvalonBay Communities Inc	4,808	784	AutoZone Inc (a)	91	57
Boston Properties Inc	3,035	369	Bed Bath & Beyond Inc	4,952	87
Brandywine Realty Trust	6,669	107	Best Buy Co Inc	9,622	736
Brixmor Property Group Inc	11,035	164	Burlington Stores Inc (a)	1,018	138
Camden Property Trust	3,011	257	Casey's General Stores Inc	1,316	127
Chimera Investment Corp	7,429	130	Dick's Sporting Goods Inc	1,116	37
Columbia Property Trust Inc	4,830	103	Dollar General Corp	322,556	31,137
CoreCivic Inc	4,728	95	Dollar Tree Inc (a)	285	27
Corporate Office Properties Trust	3,659	101	Foot Locker Inc	3,839	165
CubeSmart	2,651	78	GameStop Corp	4,053	55
DCT Industrial Trust Inc	3,293	216	Gap Inc/The	7,475	219
Digital Realty Trust Inc	1,123	119	Genuine Parts Co	2,952	261
Douglas Emmett Inc	1,637	61	Home Depot Inc/The	98,600	18,221
Duke Realty Corp	11,546	313	Kohl's Corp	5,461	339
Empire State Realty Trust Inc	5,323	93	L Brands Inc	6,382	223
EPR Properties	2,330	128	Lowe's Cos Inc	339,386	27,976
Equity Commonwealth (a)	4,252	132	Macy's Inc	10,118	314
Equity Residential	8,271	510	Michaels Cos Inc/The (a)	1,561	29
Essex Property Trust Inc	1,516	363	MSC Industrial Direct Co Inc	975	84
Extra Space Storage Inc	843	76	Nu Skin Enterprises Inc	1,439	102
Federal Realty Investment Trust	1,521	176	Penske Automotive Group Inc	1,518	69
Forest City Realty Trust Inc	9,019	181	Qurate Retail Group Inc QVC Group (a)	6,082	142
Gaming and Leisure Properties Inc	5,016	172	Sally Beauty Holdings Inc (a)	3,626	63
GGP Inc	19,247	385	Signet Jewelers Ltd	2,241	87
HCP Inc	14,942	349	Tapestry Inc	5,493	295
Highwoods Properties Inc	3,730	164	Target Corp	18,567	1,348
Hospitality Properties Trust	5,996	149	Tiffany & Co	3,486	359
Host Hotels & Resorts Inc	23,775	465	Urban Outfitters Inc (a)	3,022	122
Hudson Pacific Properties Inc	4,970	163	Walgreens Boots Alliance Inc	26,042	1,731
Iron Mountain Inc	1,696	58	Walmart Inc	47,190	4,174
Kilroy Realty Corp	3,146	225	Williams-Sonoma Inc	2,435	116
Kimco Realty Corp	13,800	200	World Fuel Services Corp	2,572	55
Lamar Advertising Co	673	43	Yum China Holdings Inc	1,837	79
Liberty Property Trust	5,165	216			$89,272
Life Storage Inc	1,703	151	Savings & Loans - 0.02%
Medical Properties Trust Inc	13,216	169	New York Community Bancorp Inc	15,698	186
MFA Financial Inc	15,432	116	People's United Financial Inc	11,526	211
Mid-America Apartment Communities Inc	3,671	336			$397
National Retail Properties Inc	5,279	201	Semiconductors - 3.35%
New Residential Investment Corp	11,954	209	Broadcom Inc	71,071	16,305
Omega Healthcare Investors Inc	6,477	168	Cypress Semiconductor Corp	9,965	145
Outfront Media Inc	4,937	93	Intel Corp	152,313	7,862
Paramount Group Inc	7,208	103	Lam Research Corp	44,245	8,188
Park Hotels & Resorts Inc	6,486	187	Marvell Technology Group Ltd	12,861	258
Piedmont Office Realty Trust Inc	5,917	106	Micron Technology Inc (a)	16,530	760
Prologis Inc	18,162	1,179	Microsemi Corp (a)	873	57
Public Storage	95,774	19,325	NXP Semiconductors NV (a)	3,380	355
Rayonier Inc	4,619	172	ON Semiconductor Corp (a)	1,354	30
Realty Income Corp	8,911	450

See accompanying notes.

Schedule of Investments LargeCap Value Fund III April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(a) Non-income producing security
Semiconductors (continued)			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Qorvo Inc (a)	1,954	$132	Investment Company Act of 1940) or an affiliate as defined by the
QUALCOMM Inc	387,469	19,765	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Teradyne Inc	745	24	outstanding voting shares of the security). Please see affiliated sub-
Texas Instruments Inc	174,676	17,717	schedule for transactional information.
Xilinx Inc	299	19	(c) Current yield shown is as of period end.
		$71,617
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc	310	75	Portfolio Summary (unaudited)
			Sector	Percent
Software - 3.98%
Akamai Technologies Inc (a)	5,325	381	Financial	24.40%
Autodesk Inc (a)	879	111	Consumer, Non-cyclical	22.48%
CA Inc	10,144	353	Energy	11.77%
Dun & Bradstreet Corp/The	910	105	Technology	9.23%
Fidelity National Information Services Inc	6,684	635	Industrial	8.90%
Guidewire Software Inc (a)	1,490	126	Communications	7.33%
Microsoft Corp	386,679	36,163	Consumer, Cyclical	4.73%
Oracle Corp	1,019,260	46,549	Utilities	4.43%
SS&C Technologies Holdings Inc	881	44	Basic Materials	3.41%
Synopsys Inc (a)	4,357	372	Investment Companies	2.82%
Zynga Inc (a)	26,439	91	Other Assets and Liabilities	0.50%
		$84,930	TOTAL NET ASSETS	100.00%
Telecommunications - 3.66%
AT&T Inc	1,102,471	36,051
CenturyLink Inc	22,319	415
Cisco Systems Inc	160,677	7,116
CommScope Holding Co Inc (a)	3,056	117
EchoStar Corp (a)	1,613	85
GCI Liberty Inc (a)	2,711	121
Juniper Networks Inc	11,436	281
LogMeIn Inc	680	75
Motorola Solutions Inc	167,536	18,400
Sprint Corp (a)	18,943	106
Switch Inc	735	10
Telephone & Data Systems Inc	2,912	80
T-Mobile US Inc (a)	2,686	162
United States Cellular Corp (a)	420	17
Verizon Communications Inc	307,054	15,154
		$78,190
Textiles - 0.02%
Mohawk Industries Inc (a)	1,806	379

Toys, Games & Hobbies - 0.00%
Hasbro Inc	970	85

Transportation - 1.79%
CSX Corp	1,984	118
Expeditors International of Washington Inc	1,992	127
FedEx Corp	72,550	17,934
Genesee & Wyoming Inc (a)	2,139	152
Kansas City Southern	3,340	356
Kirby Corp (a)	1,795	153
Norfolk Southern Corp	9,468	1,358
Old Dominion Freight Line Inc	865	116
Ryder System Inc	1,689	114
Union Pacific Corp	133,107	17,788
XPO Logistics Inc (a)	1,188	116
		$38,332
Water - 0.02%
American Water Works Co Inc	5,544	480

TOTAL COMMON STOCKS		$2,064,250
INVESTMENT COMPANIES - 2.82%	Shares Held	Value (000's)
Money Market Funds - 2.82%
Principal Government Money Market Fund	60,298,761	60,299
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES		$60,299
Total Investments		$2,124,549
Other Assets and Liabilities - 0.50%		$10,725
TOTAL NET ASSETS - 100.00%		$2,135,274

See accompanying notes.

		Schedule of Investments
LargeCap Value Fund III
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$473,735	$413,436		$60,299
		$—		$473,735	$413,436		$60,299

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$422		$—			$—	$—
	$422		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2018	Long		506	$66,969			$(1,947)
Total							$(1,947)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments MidCap Fund April 30, 2018 (unaudited)

COMMON STOCKS - 99.98%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.87%			Lodging - 1.07%
TransDigm Group Inc	1,855,021	$594,664	Hilton Worldwide Holdings Inc	2,095,611	$165,218

Banks - 1.59%			Machinery - Diversified - 2.17%
First Republic Bank/CA	1,397,777	129,811	Roper Technologies Inc	1,264,436	334,051
M&T Bank Corp	632,353	115,259
		$245,070	Media - 5.01%
Beverages - 0.43%			Liberty Broadband Corp - A Shares (a)	735,646	51,848
Brown-Forman Corp - B Shares	1,190,089	66,693	Liberty Broadband Corp - C Shares (a)	2,102,428	149,041
			Liberty Global PLC - A Shares (a)	695,295	20,956
Building Materials - 2.90%			Liberty Global PLC - C Shares (a)	6,172,517	179,620
Martin Marietta Materials Inc	1,447,158	281,863	Liberty Media Corp-Liberty Braves - A Shares	148,589	3,265
			(a)
Vulcan Materials Co	1,473,071	164,527
		$446,390	Liberty Media Corp-Liberty Braves - C Shares	634,533	13,985
			(a)
Chemicals - 4.36%
Air Products & Chemicals Inc	2,434,342	395,069	Liberty Media Corp-Liberty Formula One - A	462,222	12,993
Sherwin-Williams Co/The	747,924	274,982	Shares (a)
		$670,051	Liberty Media Corp-Liberty Formula One - C	5,037,288	148,701
			Shares (a)
Commercial Services - 14.19%
			Liberty Media Corp-Liberty SiriusXM - A
AMERCO	247,670	83,594	Shares (a)	1,110,077	46,368
Brookfield Business Partners LP	469,135	16,528
			Liberty Media Corp-Liberty SiriusXM - C
Ecolab Inc	588,084	85,137	Shares (a)	3,471,511	144,623
Gartner Inc (a)	2,458,750	298,222
IHS Markit Ltd (a)	5,608,604	275,551			$771,400
Macquarie Infrastructure Corp	892,857	33,839	Miscellaneous Manufacturers - 1.28%
			Colfax Corp (a),(b)	6,336,352	196,490
Moody's Corp	3,227,062	523,429
S&P Global Inc	2,043,998	385,498
TransUnion	2,917,844	189,397	Private Equity - 6.80%
Verisk Analytics Inc (a)	2,746,238	292,337	Brookfield Asset Management Inc	18,574,839	736,306
		$2,183,532	Kennedy-Wilson Holdings Inc	3,200,256	60,645
Distribution & Wholesale - 1.27%			KKR & Co LP	6,238,623	130,637
Fastenal Co	1,503,843	75,177	Onex Corp	1,599,853	118,837
HD Supply Holdings Inc (a)	1,850,820	71,645			$1,046,425
KAR Auction Services Inc	928,530	48,275	Real Estate - 3.20%
		$195,097	Brookfield Property Partners LP	2,352,782	45,479
			CBRE Group Inc (a)	6,653,000	301,447
Diversified Financial Services - 1.90%			Howard Hughes Corp/The (a)	1,079,110	146,004
FNF Group	7,918,890	291,653
					$492,930
Electric - 2.35%			REITs - 5.40%
Brookfield Infrastructure Partners LP	7,273,004	297,175	Equinix Inc	453,718	190,920
Brookfield Renewable Partners LP	2,141,516	64,952	Forest City Realty Trust Inc	2,142,226	42,973
			SBA Communications Corp (a)	3,721,232	596,253
		$362,127
Electronics - 0.21%					$830,146
Mettler-Toledo International Inc (a)	58,202	32,589	Retail - 14.52%
			CarMax Inc (a)	6,688,481	418,030
			Copart Inc (a)	4,726,584	241,434
Entertainment - 0.85%
Live Nation Entertainment Inc (a)	3,303,880	130,404	Dollar General Corp	1,059,881	102,310
			Dollar Tree Inc (a)	2,272,712	217,931
			O'Reilly Automotive Inc (a)	1,858,805	475,984
Healthcare - Products - 1.52%
DENTSPLY SIRONA Inc	4,658,045	234,486	Restaurant Brands International Inc	7,063,286	384,384
			Ross Stores Inc	4,879,521	394,509
Home Builders - 1.44%					$2,234,582
Lennar Corp - A Shares	2,656,475	140,501	Semiconductors - 1.38%
Lennar Corp - B Shares	38,541	1,646	Microchip Technology Inc	2,540,821	212,565
NVR Inc (a)	25,363	78,625
		$220,772	Software - 6.94%
			Autodesk Inc (a)	2,967,035	373,550
Insurance - 10.60%			Black Knight Inc (a)	4,224,740	205,534
Alleghany Corp	2,125	1,221
Aon PLC	3,735,008	532,127	CDK Global Inc	1,085,396	70,811
Arch Capital Group Ltd (a)	1,960,187	157,070	Fidelity National Information Services Inc	1,643,269	156,061
Brown & Brown Inc	5,857,583	159,502	Intuit Inc	1,084,603	200,424
Loews Corp	782,805	41,066	MSCI Inc	411,333	61,630
Markel Corp (a)	464,746	525,182			$1,068,010
Progressive Corp/The	3,492,036	210,535	Telecommunications - 1.53%
Trisura Group Ltd (a)	102,584	1,977	EchoStar Corp (a)	618,792	32,511
White Mountains Insurance Group Ltd	2,500	2,163	GCI Liberty Inc (a)	2,488,508	110,988
		$1,630,843	Motorola Solutions Inc	830,794	91,246
Internet - 2.05%					$234,745
Liberty Expedia Holdings Inc (a)	1,092,335	44,567	Textiles - 1.15%
VeriSign Inc (a)	2,299,785	270,041	Mohawk Industries Inc (a)	845,010	177,351
		$314,608
			TOTAL COMMON STOCKS		$15,382,892

See accompanying notes.

			Schedule of Investments
			MidCap Fund
			April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.01%		Shares Held	Value(000	's)
Money Market Funds - 0.01%
Principal Government Money Market Fund		1,223,063	$1,223
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES			$1,223
Total Investments			$15,384,115
Other Assets and Liabilities - 0.01%			$862
TOTAL NET ASSETS - 100.00%			$15,384,977

(a) Non-income producing security
(b)			Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Financial			29.49%
Consumer, Cyclical			20.30%
Consumer, Non-cyclical			16.14%
Industrial			10.43%
Communications			8.59%
Technology			8.32%
Basic Materials			4.36%
Utilities			2.35%
Investment Companies			0.01%
Other Assets and Liabilities			0.01%
TOTAL NET ASSETS			100.00%

Affiliated Securities		October 31, 2017			Purchases	Sales	April 30, 2018
			Value		Cost	Proceeds	Value
Colfax Corp	$		265,848		$521	$1,982	$196,490
Principal Government Money Market Fund			—		253,470	252,247	1,223
	$		265,848		$253,991	$254,229	$197,713

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Colfax Corp	$—	$(1,289)	$—	$(66,608)
Principal Government Money Market Fund	40	—	—	—
	$40	$(1,289)	$—	$(66,608)
Amounts in thousands

See accompanying notes.

Schedule of Investments MidCap Growth Fund April 30, 2018 (unaudited)

COMMON STOCKS - 99.65%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Apparel - 2.86%			Internet (continued)
PVH Corp	20,423	$3,261	Zendesk Inc (a)	69,977	$3,411
Skechers U.S.A. Inc (a)	60,748	1,731			$13,563
		$4,992	Leisure Products & Services - 2.52%
Automobile Parts & Equipment - 1.72%			Norwegian Cruise Line Holdings Ltd (a)	50,455	2,698
Aptiv PLC	35,588	3,010	Royal Caribbean Cruises Ltd	15,794	1,709
					$4,407
Banks - 4.04%			Lodging - 1.22%
SVB Financial Group (a)	11,077	3,319	Melco Resorts & Entertainment Ltd ADR	68,500	2,138
Zions Bancorporation	68,291	3,739
		$7,058	Machinery - Diversified - 1.42%
Biotechnology - 4.35%			Zebra Technologies Corp (a)	18,385	2,479
Illumina Inc (a)	18,559	4,472
Vertex Pharmaceuticals Inc (a)	20,365	3,119	Miscellaneous Manufacturers - 2.41%
		$7,591	John Bean Technologies Corp	19,742	2,127
Commercial Services - 14.97%			Textron Inc	33,600	2,088
ASGN Inc (a)	43,830	3,534			$4,215
CoStar Group Inc (a)	8,517	3,123	Oil & Gas - 1.36%
Global Payments Inc	28,530	3,225	Diamondback Energy Inc	18,434	2,368
Moody's Corp	14,410	2,337
Robert Half International Inc	28,700	1,744	Pharmaceuticals - 6.27%
Square Inc (a)	69,962	3,312	Aerie Pharmaceuticals Inc (a)	49,577	2,538
TransUnion	76,668	4,977	DexCom Inc (a)	29,057	2,127
United Rentals Inc (a)	13,230	1,984	Neurocrine Biosciences Inc (a)	28,211	2,287
WEX Inc (a)	11,735	1,900	Zoetis Inc	47,772	3,988
		$26,136			$10,940
Computers - 2.05%			Retail - 4.42%
Logitech International SA	46,937	1,738	At Home Group Inc (a)	52,800	1,858
Pure Storage Inc (a)	91,367	1,848	Ulta Beauty Inc (a)	14,210	3,566
		$3,586	Urban Outfitters Inc (a)	57,100	2,299
Distribution & Wholesale - 2.16%					$7,723
G-III Apparel Group Ltd (a)	103,423	3,774	Semiconductors - 4.01%
			Lam Research Corp	15,498	2,868
Diversified Financial Services - 3.70%			Microchip Technology Inc	18,776	1,571
Ameriprise Financial Inc	18,282	2,563	Teradyne Inc	78,936	2,569
E*TRADE Financial Corp (a)	64,090	3,889			$7,008
		$6,452	Software - 6.71%
Electrical Components & Equipment - 2.27%			2U Inc (a)	33,663	2,709
AMETEK Inc	56,718	3,959	ServiceNow Inc (a)	39,098	6,496
			Splunk Inc (a)	24,526	2,518
Electronics - 8.08%					$11,723
Agilent Technologies Inc	40,047	2,633	TOTAL COMMON STOCKS		$173,984
FLIR Systems Inc	61,394	3,287	INVESTMENT COMPANIES - 1.81%	Shares Held	Value (000's)
Keysight Technologies Inc (a)	42,724	2,208	Money Market Funds - 1.81%
TE Connectivity Ltd	26,801	2,459	Principal Government Money Market Fund	3,164,145	3,164
Trimble Inc (a)	101,959	3,528	1.55%(b),(c)
		$14,115
Entertainment - 1.45%			TOTAL INVESTMENT COMPANIES		$3,164
Dolby Laboratories Inc	42,185	2,523	Total Investments		$177,148
			Other Assets and Liabilities - (1.46)%		$(2,553)
Hand & Machine Tools - 2.61%			TOTAL NET ASSETS - 100.00%		$174,595
Kennametal Inc	57,313	2,089
Stanley Black & Decker Inc	17,394	2,463
		$4,552	(a) Non-income producing security
Healthcare - Products - 3.11%			(b)		Affiliated Security. Security is either an affiliate (and registered under the
Align Technology Inc (a)	6,800	1,699	Investment Company Act of 1940) or an affiliate as defined by the
IDEXX Laboratories Inc (a)	19,140	3,723	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
		$5,422	outstanding voting shares of the security). Please see affiliated sub-
Healthcare - Services - 5.08%			schedule for transactional information.
Centene Corp (a)	38,828	4,216	(c) Current yield shown is as of period end.
WellCare Health Plans Inc (a)	22,657	4,648
		$8,864
Home Builders - 1.26%
DR Horton Inc	49,739	2,195

Insurance - 1.83%
Progressive Corp/The	52,927	3,191

Internet - 7.77%
IAC/InterActiveCorp (a)	21,321	3,457
MercadoLibre Inc	8,093	2,749
Proofpoint Inc (a)	25,645	3,025
Twitter Inc (a)	30,400	921

See accompanying notes.

Schedule of Investments
MidCap Growth Fund
April 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		33.78%
Consumer, Cyclical		17.61%
Industrial		16.79%
Technology		12.77%
Financial		9.57%
Communications		7.77%
Investment Companies		1.81%
Energy		1.36%
Other Assets and Liabilities		(1.46)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$45,236	$42,072			$3,164
		$—		$45,236	$42,072			$3,164

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	15		$—			$—		$—
	$15		$—			$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
April 30, 2018 (unaudited)

COMMON STOCKS – 95.50%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.14%			Chemicals (continued)
Interpublic Group of Cos Inc/The	20,708	$489	Axalta Coating Systems Ltd (a)	10,855	$336
Omnicom Group Inc	13,025	959	Celanese Corp	4,853	527
		$1,448	Chemours Co/The	11,094	537
Aerospace & Defense - 0.63%			FMC Corp	5,296	422
Harris Corp	30,841	4,824	Huntsman Corp	145,085	4,319
HEICO Corp	1,786	157	International Flavors & Fragrances Inc	27,388	3,869
HEICO Corp - Class A	3,387	245	NewMarket Corp	354	134
Rockwell Collins Inc	6,421	851	RPM International Inc	6,164	298
TransDigm Group Inc	1,916	614	Sherwin-Williams Co/The	12,400	4,559
		$6,691	Univar Inc (a)	246,227	6,786
Airlines - 0.72%			Versum Materials Inc	492	17
Alaska Air Group Inc	3,919	255	Westlake Chemical Corp	950	102
American Airlines Group Inc	7,426	319	WR Grace & Co	3,486	239
Copa Holdings SA	328	38			$27,501
Delta Air Lines Inc	61,360	3,204	Commercial Services - 8.80%
Southwest Airlines Co	73,100	3,862	Aramark	4,071	152
		$7,678	Booz Allen Hamilton Holding Corp	7,516	298
Apparel - 0.18%			Bright Horizons Family Solutions Inc (a)	25,361	2,406
Carter's Inc	2,620	263	Cintas Corp	5,077	865
Hanesbrands Inc	19,290	356	CoreLogic Inc/United States (a)	2,808	139
Michael Kors Holdings Ltd (a)	2,127	146	CoStar Group Inc (a)	2,122	778
Skechers U.S.A. Inc (a)	3,203	91	Equifax Inc	4,729	530
VF Corp	13,461	1,089	Euronet Worldwide Inc (a)	102,081	7,974
			FleetCor Technologies Inc (a)	5,240	1,086
		$1,945	Gartner Inc (a)	54,563	6,618
Automobile Parts & Equipment - 1.73%
Allison Transmission Holdings Inc	6,861	267	Global Payments Inc	64,921	7,340
Aptiv PLC	51,718	4,374	H&R Block Inc	2,611	72
			IHS Markit Ltd (a)	122,289	6,008
BorgWarner Inc	3,098	152
Delphi Technologies PLC	4,854	235	MarketAxess Holdings Inc	51,009	10,132
Lear Corp	3,391	634	Moody's Corp	42,510	6,895
Visteon Corp (a)	1,742	217	Morningstar Inc	992	108
WABCO Holdings Inc (a)	96,781	12,484	Robert Half International Inc	6,629	403
		$18,363	Rollins Inc	5,354	260
Banks - 1.93%			Sabre Corp	9,505	196
Bank of the Ozarks	2,957	138	Service Corp International/US	9,595	350
			ServiceMaster Global Holdings Inc (a)	7,193	364
East West Bancorp Inc	136,137	9,070	Square Inc (a)	128,912	6,102
First Republic Bank/CA	5,106	474
Signature Bank/New York NY (a)	1,645	209	Total System Services Inc	11,155	938
SVB Financial Group (a)	1,541	462	TransUnion	153,230	9,946
			United Rentals Inc (a)	40,777	6,117
Synovus Financial Corp	89,441	4,675	Verisk Analytics Inc (a)	104,579	11,132
Western Alliance Bancorp (a)	92,405	5,450
			Western Union Co/The	18,237	360
		$20,478	WEX Inc (a)	1,800	291
Beverages - 1.28%			Worldpay Inc (a)	65,044	5,283
Brown-Forman Corp - A Shares	2,628	140
Brown-Forman Corp - B Shares	8,741	490			$93,143
Constellation Brands Inc	24,582	5,731	Computers – 2.10%
			Dell Technologies Inc Class V (a)	7,916	568
Dr Pepper Snapple Group Inc	7,099	852
Monster Beverage Corp (a)	115,441	6,349	DXC Technology Co	82,437	8,496
			EPAM Systems Inc (a)	65,565	7,497
		$13,562	Fortinet Inc (a)	10,177	564
Biotechnology - 1.89%			Genpact Ltd	8,456	270
ACADIA Pharmaceuticals Inc (a)	4,966	78
			Mercury Systems Inc (a)	110,422	3,542
Alnylam Pharmaceuticals Inc (a)	3,836	363
			NCR Corp (a)	6,057	186
BioMarin Pharmaceutical Inc (a)	48,374	4,040
Exelixis Inc (a)	14,686	306	NetApp Inc	13,335	888
Illumina Inc (a)	51,524	12,414	Western Digital Corp	3,383	267
Incyte Corp (a)	35,333	2,188			$22,278
Intercept Pharmaceuticals Inc (a)	891	61	Consumer Products - 0.20%
Intrexon Corp (a)	2,380	43	Avery Dennison Corp	4,987	523
Ionis Pharmaceuticals Inc (a)	6,212	267	Church & Dwight Co Inc	15,345	709
Seattle Genetics Inc (a)	5,341	273	Clorox Co/The	6,790	796
		$20,033	Spectrum Brands Holdings Inc	1,243	89
Building Materials - 1.23%					$2,117
Armstrong World Industries Inc (a)	2,614	146	Distribution & Wholesale - 3.95%
Eagle Materials Inc	2,418	239	Fastenal Co	144,855	7,241
			HD Supply Holdings Inc (a)	12,320	477
Fortune Brands Home & Security Inc	67,740	3,705
			KAR Auction Services	7,333	381
Lennox International Inc	1,392	269	LKQ Corp (a) Inc	220,523	6,841
Martin Marietta Materials Inc	39,009	7,598
Masco Corp	13,480	511	Pool Corp	107,027	14,856
Vulcan Materials Co	4,855	542	Watsco Inc	47,560	7,963
		$13,010	WW Grainger Inc	14,334	4,033
Chemicals - 2.60%					$41,792
Albemarle Corp	55,238	5,356	Diversified Financial Services - 2.28%
			Affiliated Managers Group Inc	34,732	5,726

See accompanying notes.

Schedule of Investments MidCap Growth Fund III April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Diversified Financial Services (continued)			Hand & Machine Tools (continued)
Alliance Data Systems Corp	33,840	$6,871	Stanley Black & Decker Inc	619	$88
Ameriprise Financial Inc	58,370	8,184			$394
BGC Partners Inc	3,745	50	Healthcare - Products - 6.35%
Cboe Global Markets Inc	4,403	470	ABIOMED Inc (a)	24,454	7,360
Credit Acceptance Corp (a)	543	180	Align Technology Inc (a)	32,284	8,066
Eaton Vance Corp	5,846	318	Bio-Techne Corp	1,858	280
Federated Investors Inc	1,606	42	Bruker Corp	1,907	56
Invesco Ltd	2,341	68	Cooper Cos Inc/The	17,893	4,093
Lazard Ltd	5,557	302	Edwards Lifesciences Corp (a)	145,533	18,535
Legg Mason Inc	1,162	46	Henry Schein Inc (a)	123,720	9,403
LPL Financial Holdings Inc	4,673	283	Hill-Rom Holdings Inc	3,093	265
Raymond James Financial Inc	1,335	120	Hologic Inc (a)	6,211	241
SEI Investments Co	5,246	332	IDEXX Laboratories Inc (a)	61,730	12,006
T Rowe Price Group Inc	1,447	165	Intuitive Surgical Inc (a)	11,013	4,854
TD Ameritrade Holding Corp	16,136	937	OPKO Health Inc (a)	1,812	6
		$24,094	Patterson Cos Inc	398	9
Electric - 0.01%			QIAGEN NV (a)	3,719	122
NRG Energy Inc	2,939	91	ResMed Inc	8,778	831
			Teleflex Inc	290	78
Electrical Components & Equipment - 0.35%			Varian Medical Systems Inc (a)	6,015	695
Acuity Brands Inc	1,558	187	West Pharmaceutical Services Inc	3,701	326
AMETEK Inc	3,532	247			$67,226
Energizer Holdings Inc	3,068	176	Healthcare - Services - 2.12%
Hubbell Inc	1,950	202	Centene Corp (a)	46,934	5,096
Littelfuse Inc	14,387	2,689	Charles River Laboratories International Inc	2,365	247
Universal Display Corp	2,092	184	(a)
		$3,685	Cigna Corp	22,704	3,901
Electronics - 3.51%			ICON PLC (a)	77,660	9,135
ADT Inc	5,036	45	IQVIA Holdings Inc (a)	35,630	3,412
Agilent Technologies Inc	6,408	421	LifePoint Health Inc (a)	313	15
Allegion PLC	48,368	3,733	WellCare Health Plans Inc (a)	2,921	599
Amphenol Corp	59,936	5,018			$22,405
Coherent Inc (a)	40,460	6,806	Home Builders - 0.48%
FLIR Systems Inc	96,001	5,141	DR Horton Inc	11,819	522
Fortive Corp	15,788	1,110	Lennar Corp - A Shares	61,695	3,263
Gentex Corp	10,274	234	NVR Inc (a)	201	623
Keysight Technologies Inc (a)	108,113	5,587	PulteGroup Inc	7,286	221
Mettler-Toledo International Inc (a)	992	555	Thor Industries Inc	2,758	293
National Instruments Corp	4,215	172	Toll Brothers Inc	4,054	171
PerkinElmer Inc	825	61			$5,093
Sensata Technologies Holding PLC (a)	3,395	172	Home Furnishings - 0.03%
Trimble Inc (a)	208,615	7,218	Leggett & Platt Inc	5,614	227
Waters Corp (a)	4,624	871	Tempur Sealy International Inc (a)	1,117	50
		$37,144	Whirlpool Corp	225	35
Entertainment - 1.77%					$312
Lions Gate Entertainment Corp - A shares	106,538	2,652	Housewares - 0.06%
Lions Gate Entertainment Corp - B shares	66,681	1,535	Scotts Miracle-Gro Co/The	1,997	167
Live Nation Entertainment Inc (a)	7,068	279	Toro Co/The	5,780	337
Six Flags Entertainment Corp	3,531	223	Tupperware Brands Corp	2,911	130
Vail Resorts Inc	61,243	14,044			$634
		$18,733	Insurance - 1.21%
Environmental Control – 1.02%			Arch Capital Group Ltd (a)	648	52
Waste Connections Inc	149,007	10,773	Arthur J Gallagher & Co	8,441	591
			Assurant Inc	611	57
Food - 1.15%			Erie Indemnity Co	976	114
Campbell Soup Co	6,015	245	Progressive Corp/The	195,217	11,769
Hain Celestial Group Inc/The (a)	97,458	2,839	RenaissanceRe Holdings Ltd	183	25
Hershey Co/The	7,773	715	Voya Financial Inc	420	22
Kellogg Co	13,708	807	XL Group Ltd	3,138	174
Lamb Weston Holdings Inc	103,979	6,792			$12,804
McCormick & Co Inc/MD	4,808	507	Internet - 2.72%
Pilgrim's Pride Corp (a)	2,678	58
Sprouts Farmers Market Inc (a)	6,762	169	CDW Corp/DE	115,994	8,270
			Expedia Group Inc	4,872	561
		$12,132	F5 Networks Inc (a)	3,912	638
Forest Products & Paper - 0.10%			GoDaddy Inc (a)	8,910	575
International Paper Co	20,477	1,056	GrubHub Inc (a)	91,590	9,263
			IAC/InterActiveCorp (a)	4,579	742
Hand & Machine Tools - 0.04%			Liberty Expedia Holdings Inc (a)	781	32
Lincoln Electric Holdings Inc	3,179	263	Match Group Inc (a)	2,600	122
Snap-on Inc	298	43	Palo Alto Networks Inc (a)	5,102	982
			Spotify Technology SA (a)	23,075	3,731
			Symantec Corp	24,549	682

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet (continued)			Oil & Gas (continued)
TripAdvisor Inc (a)	55,225	$2,067	Cabot Oil & Gas Corp	12,849	$307
Twitter Inc (a)	7,119	216	Chesapeake Energy Corp (a)	3,126	9
VeriSign Inc (a)	5,517	648	Cimarex Energy Co	4,934	496
Zillow Group Inc - A Shares (a)	2,328	113	Continental Resources Inc/OK (a)	1,948	129
Zillow Group Inc - C Shares (a)	3,949	191	Devon Energy Corp	1,501	55
		$28,833	Diamondback Energy Inc	119,637	15,367
Investment Companies - 0.01%			EQT Corp	1,314	66
Leucadia National Corp	3,038	73	Gulfport Energy Corp (a)	801	7
			Laredo Petroleum Inc (a)	8,227	91
Iron & Steel - 0.01%			Newfield Exploration Co (a)	10,097	301
Steel Dynamics Inc	3,458	155	Parsley Energy Inc (a)	7,830	235
			RSP Permian Inc (a)	170,778	8,472
Leisure Products & Services - 0.93%					$25,751
Brunswick Corp/DE	82,666	4,951	Oil & Gas Services - 0.00%
Harley-Davidson Inc	6,575	270	RPC Inc	2,707	49
Polaris Industries Inc	3,181	333
Royal Caribbean Cruises Ltd	40,131	4,342	Packaging & Containers - 0.59%
		$9,896	Ardagh Group SA	708	14
Lodging - 1.38%			Ball Corp	107,739	4,319
Choice Hotels International Inc	1,965	157	Berry Global Group Inc (a)	8,088	445
Extended Stay America Inc	6,484	127	Crown Holdings Inc (a)	4,656	232
Hilton Grand Vacations Inc (a)	5,168	222	Graphic Packaging Holding Co	11,310	162
Hilton Worldwide Holdings Inc	13,405	1,057	Owens-Illinois Inc (a)	6,655	135
ILG Inc	171,770	5,863	Packaging Corp of America	5,481	634
MGM Resorts International	190,139	5,974	Sealed Air Corp	3,614	159
Wyndham Worldwide Corp	5,775	660	Silgan Holdings Inc	3,913	110
Wynn Resorts Ltd	3,165	589			$6,210
		$14,649	Pharmaceuticals - 1.68%
Machinery - Construction & Mining - 0.91%			Agios Pharmaceuticals Inc (a)	2,316	194
BWX Technologies Inc	68,303	4,631	Akorn Inc (a)	4,272	62
Oshkosh Corp	69,535	5,018	Alkermes PLC (a)	7,703	341
		$9,649	AmerisourceBergen Corp	6,292	570
Machinery - Diversified - 2.59%			DexCom Inc (a)	4,297	315
Cognex Corp	71,455	3,304	Herbalife Nutrition Ltd (a)	3,295	348
Cummins Inc	2,000	320	Jazz Pharmaceuticals PLC (a)	36,736	5,585
Gardner Denver Holdings Inc (a)	4,131	131	Neurocrine Biosciences Inc (a)	4,442	360
Gates Industrial Corp PLC (a)	2,656	42	Premier Inc (a)	823	27
Graco Inc	181,383	7,979	TESARO Inc (a)	1,858	95
IDEX Corp	4,498	601	Zoetis Inc	118,553	9,897
Nordson Corp	2,253	290			$17,794
Rockwell Automation Inc	49,119	8,082	Pipelines - 0.17%
Roper Technologies Inc	5,290	1,398	Cheniere Energy Inc (a)	5,291	308
Wabtec Corp/DE	1,084	96	ONEOK Inc	20,685	1,245
Welbilt Inc (a)	7,499	144	Williams Cos Inc/The	8,323	214
Xylem Inc/NY	62,848	4,581			$1,767
Zebra Technologies Corp (a)	3,480	469	Real Estate - 0.04%
		$27,437	CBRE Group Inc (a)	7,458	338
Media - 1.77%			VICI Properties Inc	2,562	46
AMC Networks Inc (a)	2,922	152			$384
Cable One Inc	12,581	7,990	REITs - 1.29%
Discovery Inc (a)	3,593	80	Boston Properties Inc	1,428	173
FactSet Research Systems Inc	1,979	374	CoreSite Realty Corp	1,714	178
Sirius XM Holdings Inc	1,598,270	10,117	CubeSmart	6,180	182
		$18,713	CyrusOne Inc	4,003	215
Mining - 0.06%			Digital Realty Trust Inc	6,171	652
Freeport-McMoRan Inc	18,370	279	Douglas Emmett Inc	6,507	243
Royal Gold Inc	1,247	111	Equity LifeStyle Properties Inc	4,210	375
Southern Copper Corp	3,780	200	Extra Space Storage Inc	5,725	513
		$590	Federal Realty Investment Trust	1,677	194
Miscellaneous Manufacturers - 1.99%			Gaming and Leisure Properties Inc	3,260	112
AO Smith Corp	233,768	14,341	Hudson Pacific Properties Inc	815	27
AptarGroup Inc	760	71	Iron Mountain Inc	13,328	452
Donaldson Co Inc	6,306	279	Lamar Advertising Co	3,746	239
Dover Corp	2,143	199	Outfront Media Inc	987	18
Hexcel Corp	76,316	5,073	SBA Communications Corp (a)	62,106	9,951
Ingersoll-Rand PLC	4,966	417	Tanger Factory Outlet Centers Inc	313	7
Parker-Hannifin Corp	4,533	746	Taubman Centers Inc	1,478	83
		$21,126			$13,614
Oil & Gas - 2.43%			Retail – 8.28%
Antero Resources Corp (a)	5,772	110	Advance Auto Parts Inc	1,873	214
Apache Corp	2,584	106	AutoZone Inc (a)	1,346	841
			Beacon Roofing Supply Inc (a)	144,740	7,085
			Burlington Stores Inc (a)	149,955	20,371

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Software (continued)
CarMax Inc (a)	7,143	$446	MSCI Inc	5,567	$834
Chipotle Mexican Grill Inc (a)	977	414	Paychex Inc	12,735	771
Copart Inc (a)	12,284	628	PTC Inc (a)	65,381	5,384
Darden Restaurants Inc	4,933	458	Red Hat Inc (a)	67,949	11,080
Dick's Sporting Goods Inc	4,039	134	ServiceNow Inc (a)	94,486	15,698
Dollar General Corp	62,559	6,039	Splunk Inc (a)	72,009	7,392
Dollar Tree Inc (a)	53,449	5,125	SS&C Technologies Holdings Inc	12,375	614
Domino's Pizza Inc	32,522	7,862	Synopsys Inc (a)	135,096	11,551
Dunkin' Brands Group Inc	4,682	285	Tableau Software Inc (a)	54,820	4,662
Foot Locker Inc	1,071	46	Take-Two Interactive Software Inc (a)	7,140	712
Gap Inc/The	1,567	46	Tyler Technologies Inc (a)	68,221	14,935
Genuine Parts Co	3,669	324	Ultimate Software Group Inc/The (a)	58,786	14,104
L Brands Inc	1,494	52	Veeva Systems Inc (a)	98,409	6,902
Lululemon Athletica Inc (a)	74,076	7,392	Workday Inc (a)	5,394	673
Michaels Cos Inc/The (a)	5,643	105			$137,580
MSC Industrial Direct Co Inc	1,132	98	Telecommunications - 0.50%
Nordstrom Inc	6,496	328	Arista Networks Inc (a)	3,194	845
Nu Skin Enterprises Inc	782	56	CommScope Holding Co Inc (a)	3,775	144
Ollie's Bargain Outlet Holdings Inc (a)	131,200	8,161	GCI Liberty Inc (a)	976	43
O'Reilly Automotive Inc (a)	37,039	9,485	LogMeIn Inc	1,831	202
Qurate Retail Group Inc QVC Group (a)	343,169	8,034	Motorola Solutions Inc	1,764	194
Rite Aid Corp (a)	26,583	44	Switch Inc	2,270	32
Ross Stores Inc	20,569	1,663	Zayo Group Holdings Inc (a)	105,909	3,845
Sally Beauty Holdings Inc (a)	3,778	65			$5,305
Tapestry Inc	1,865	100	Textiles - 0.00%
Tractor Supply Co	8,117	552	Mohawk Industries Inc (a)	158	33
Ulta Beauty Inc (a)	2,320	582
Williams-Sonoma Inc	1,366	65	Toys, Games & Hobbies - 0.03%
Yum China Holdings Inc	12,622	540	Hasbro Inc	3,370	297
		$87,640
Semiconductors - 5.31%			Transportation - 1.90%
Advanced Micro Devices Inc (a)	608,759	6,623	CH Robinson Worldwide Inc	51,961	4,781
Analog Devices Inc	14,716	1,285	Expeditors International of Washington Inc	7,958	508
Cavium Inc (a)	3,389	254	JB Hunt Transport Services Inc	80,849	9,495
Cypress Semiconductor Corp	1,389	20	Landstar System Inc	2,375	241
IPG Photonics Corp (a)	27,235	5,802	Old Dominion Freight Line Inc	35,502	4,753
KLA-Tencor Corp	9,062	922	XPO Logistics Inc (a)	3,439	334
Lam Research Corp	8,898	1,647			$20,112
Maxim Integrated Products Inc	92,138	5,022	TOTAL COMMON STOCKS		$1,011,027
Microchip Technology Inc	182,371	15,258	INVESTMENT COMPANIES - 3.56%	Shares Held	Value (000's)
Micron Technology Inc (a)	82,815	3,808
Microsemi Corp (a)	3,765	244	Money Market Funds - 3.56%
			Principal Government Money Market Fund	37,656,914	37,657
Monolithic Power Systems Inc	64,290	7,528	1.55%(b),(c)
NVIDIA Corp	22,876	5,145
ON Semiconductor Corp (a)	24,926	550
Qorvo Inc (a)	2,611	176	TOTAL INVESTMENT COMPANIES		$37,657
			Total Investments		$1,048,684
Skyworks Solutions Inc	10,342	897	Other Assets and Liabilities - 0.94%		$9,964
Teradyne Inc	12,118	394
Xilinx Inc	9,542	613	TOTAL NET ASSETS - 100.00%		$1,058,648
		$56,188
Shipbuilding - 0.05%			(a) Non-income producing security
Huntington Ingalls Industries Inc	2,333	567	(b)		Affiliated Security. Security is either an affiliate (and registered under the
			Investment Company Act of 1940) or an affiliate as defined by the
Software – 13.00%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
ANSYS Inc (a)	5,268	852
athenahealth Inc (a)	1,984	243	outstanding voting shares of the security). Please see affiliated sub-
Atlassian Corp PLC (a)	5,136	288	schedule for transactional information.
Autodesk Inc (a)	51,039	6,425	(c) Current yield shown is as of period end.
Black Knight Inc (a)	6,866	334
Broadridge Financial Solutions Inc	109,721	11,763
Cadence Design Systems Inc (a)	10,969	439
CDK Global Inc	4,951	323
Cerner Corp (a)	11,387	663
Citrix Systems Inc (a)	5,993	617
Dun & Bradstreet Corp/The	965	111
Electronic Arts Inc (a)	53,543	6,317
Fidelity National Information Services Inc	7,409	704
First Data Corp (a)	24,730	448
Fiserv Inc (a)	170,308	12,069
Guidewire Software Inc (a)	1,744	148
Jack Henry & Associates Inc	3,065	366
Manhattan Associates Inc (a)	3,658	158

See accompanying notes.

		Schedule of Investments
MidCap Growth Fund III
April 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.47%
Technology		20.41%
Consumer, Cyclical		19.54%
Industrial		14.81%
Financial		6.76%
Communications		5.13%
Investment Companies		3.56%
Basic Materials		2.77%
Energy		2.60%
Utilities		0.01%
Other Assets and Liabilities		0.94%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$234,767	$197,110		$37,657
		$—		$234,767	$197,110		$37,657

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $	194		$—			$—	$—
	$194		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2018	Long		227	$42,497			$(670)
Total							$(670)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2018 (unaudited)

COMMON STOCKS - 98.78%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.48%			Chemicals (continued)
Curtiss-Wright Corp	34,909	$4,470	Sensient Technologies Corp	34,122	$2,274
Esterline Technologies Corp (a)	20,680	1,486	Valvoline Inc	158,178	3,208
KLX Inc (a)	39,821	3,115	Versum Materials Inc	86,125	3,030
Orbital ATK Inc	45,695	6,049			$38,045
Teledyne Technologies Inc (a)	28,222	5,280	Commercial Services - 3.79%
		$20,400	Aaron's Inc	48,758	2,037
Airlines - 0.35%			Adtalem Global Education Inc (a)	47,656	2,268
JetBlue Airways Corp (a)	254,467	4,883	Avis Budget Group Inc (a)	56,322	2,783
			Brink's Co/The	39,986	2,951
Apparel - 0.67%			CoreLogic Inc/United States (a)	64,426	3,189
Carter's Inc	37,414	3,753	Deluxe Corp	37,889	2,597
Deckers Outdoor Corp (a)	25,112	2,342	Graham Holdings Co	3,658	2,206
Skechers U.S.A. Inc (a)	107,262	3,057	Healthcare Services Group Inc	58,251	2,250
		$9,152	LendingTree Inc (a)	6,098	1,454
Automobile Parts & Equipment - 0.52%			ManpowerGroup Inc	52,307	5,007
Cooper Tire & Rubber Co	40,163	982	MarketAxess Holdings Inc	29,716	5,903
Dana Inc	114,824	2,725	Rollins Inc	75,908	3,683
Delphi Technologies PLC	70,058	3,391	Sabre Corp	178,124	3,676
		$7,098	Service Corp International/US	146,273	5,340
Banks - 8.00%			Sotheby's (a)	29,448	1,555
Associated Banc-Corp	134,845	3,567	WEX Inc (a)	31,640	5,123
BancorpSouth Bank	66,445	2,196			$52,022
Bank of Hawaii Corp	33,463	2,818	Computers - 2.67%
Bank of the Ozarks	96,006	4,493	3D Systems Corp (a)	90,022	904
Cathay General Bancorp	60,285	2,412	Convergys Corp	72,436	1,692
Chemical Financial Corp	56,370	3,094	Diebold Nixdorf Inc	60,039	922
Commerce Bancshares Inc/MO	74,246	4,716	Fortinet Inc (a)	114,246	6,325
Cullen/Frost Bankers Inc	45,816	5,244	Leidos Holdings Inc	112,561	7,230
East West Bancorp Inc	114,277	7,613	Lumentum Holdings Inc (a)	49,336	2,489
First Horizon National Corp	258,400	4,729	MAXIMUS Inc	51,566	3,487
FNB Corp/PA	255,737	3,325	NCR Corp (a)	93,610	2,880
Fulton Financial Corp	138,586	2,342	NetScout Systems Inc (a)	68,994	1,873
Hancock Holding Co	67,402	3,293	Science Applications International Corp	33,813	2,901
Home BancShares Inc/AR	124,980	2,905	Teradata Corp (a)	96,455	3,947
International Bancshares Corp	42,850	1,705	VeriFone Systems Inc (a)	87,247	2,007
MB Financial Inc	66,402	2,830			$36,657
PacWest Bancorp	99,443	5,095	Consumer Products - 0.14%
Pinnacle Financial Partners Inc	58,498	3,747	Helen of Troy Ltd (a)	21,323	1,901
Prosperity Bancshares Inc	55,210	3,962
Signature Bank/New York NY (a)	42,442	5,397	Cosmetics & Personal Care - 0.14%
Synovus Financial Corp	93,830	4,904	Edgewell Personal Care Co (a)	42,693	1,881
TCF Financial Corp	135,165	3,356
Texas Capital Bancshares Inc (a)	39,254	3,872	Distribution & Wholesale - 0.63%
Trustmark Corp	53,617	1,679	Pool Corp	31,937	4,433
UMB Financial Corp	34,820	2,667	Watsco Inc	25,304	4,237
Umpqua Holdings Corp	174,283	4,106			$8,670
United Bankshares Inc/WV	83,047	2,819	Diversified Financial Services - 2.59%
Valley National Bancorp	209,240	2,626	Eaton Vance Corp	94,929	5,163
Webster Financial Corp	72,824	4,383	Evercore Inc - Class A	32,614	3,302
Wintrust Financial Corp	44,450	3,976	Federated Investors Inc	75,049	1,986
		$109,871	Interactive Brokers Group Inc - A Shares	56,508	4,193
Beverages - 0.11%			Janus Henderson Group PLC	142,605	4,505
Boston Beer Co Inc/The (a)	6,970	1,562	Legg Mason Inc	66,840	2,654
			SEI Investments Co	103,207	6,526
Biotechnology - 0.57%			SLM Corp (a)	342,772	3,935
Bio-Rad Laboratories Inc (a)	15,982	4,055	Stifel Financial Corp	56,806	3,311
United Therapeutics Corp (a)	34,186	3,764			$35,575
		$7,819	Electric - 2.77%
Building Materials - 1.14%			ALLETE Inc	40,211	3,072
Cree Inc (a)	77,587	2,895	Black Hills Corp	42,334	2,399
Eagle Materials Inc	38,443	3,804	Great Plains Energy Inc	170,502	5,580
Lennox International Inc	29,724	5,748	Hawaiian Electric Industries Inc	86,051	2,985
Louisiana-Pacific Corp	114,599	3,247	IDACORP Inc	39,839	3,705
		$15,694	MDU Resources Group Inc	154,411	4,350
Chemicals - 2.77%			NorthWestern Corp	39,054	2,146
Ashland Global Holdings Inc	49,200	3,256	OGE Energy Corp	157,889	5,190
Cabot Corp	48,865	2,730	PNM Resources Inc	62,975	2,497
Chemours Co/The	146,393	7,087	Westar Energy Inc	112,451	6,093
Minerals Technologies Inc	28,015	1,935			$38,017
NewMarket Corp	7,263	2,757	Electrical Components & Equipment - 1.10%
Olin Corp	132,111	3,988	Belden Inc	33,152	2,042
PolyOne Corp	63,951	2,676	Energizer Holdings Inc	47,190	2,707
RPM International Inc	105,678	5,104	EnerSys	33,134	2,272

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electrical Components & Equipment (continued)			Healthcare - Products - 4.44%
Hubbell Inc	43,248	$4,492	ABIOMED Inc (a)	33,257	$10,009
Littelfuse Inc	19,630	3,669	Bio-Techne Corp	29,628	4,471
		$15,182	Cantel Medical Corp	28,094	3,148
Electronics - 3.58%			Globus Medical Inc (a)	57,310	2,934
Arrow Electronics Inc (a)	69,345	5,183	Halyard Health Inc (a)	37,095	1,757
Avnet Inc	94,832	3,720	Hill-Rom Holdings Inc	52,318	4,490
Coherent Inc (a)	19,622	3,301	ICU Medical Inc (a)	11,936	3,004
Gentex Corp	216,964	4,934	LivaNova PLC (a)	34,365	3,051
Jabil Inc	138,544	3,685	Masimo Corp (a)	37,558	3,370
Keysight Technologies Inc (a)	150,217	7,763	NuVasive Inc (a)	40,524	2,156
Knowles Corp (a)	70,692	905	Patterson Cos Inc	64,473	1,501
National Instruments Corp	85,060	3,478	STERIS PLC	67,082	6,341
SYNNEX Corp	23,147	2,319	Teleflex Inc	35,616	9,541
Tech Data Corp (a)	27,449	2,093	West Pharmaceutical Services Inc	58,494	5,160
Trimble Inc (a)	196,285	6,791			$60,933
Vishay Intertechnology Inc	104,367	1,842	Healthcare - Services - 2.13%
Woodward Inc	43,599	3,137	Acadia Healthcare Co Inc (a)	64,668	2,301
		$49,151	Charles River Laboratories International Inc	37,498	3,907
			(a)
Energy - Alternate Sources - 0.33%
First Solar Inc (a)	64,427	4,568	Encompass Health Corp	77,590	4,719
			LifePoint Health Inc (a)	30,818	1,476
Engineering & Construction - 1.00%			MEDNAX Inc (a)	74,156	3,404
AECOM (a)	125,842	4,334	Molina Healthcare Inc (a)	36,360	3,027
Dycom Industries Inc (a)	24,657	2,561	Syneos Health Inc (a)	44,548	1,697
EMCOR Group Inc	46,150	3,396	Tenet Healthcare Corp (a)	63,950	1,531
Granite Construction Inc	31,537	1,652	WellCare Health Plans Inc (a)	35,205	7,223
KBR Inc	110,897	1,851			$29,285
		$13,794	Home Builders - 1.54%
Entertainment - 1.23%			KB Home	66,753	1,772
Churchill Downs Inc	8,971	2,463	NVR Inc (a)	2,710	8,401
Cinemark Holdings Inc	83,794	3,282	Thor Industries Inc	38,744	4,112
International Speedway Corp	19,370	796	Toll Brothers Inc	113,036	4,766
Live Nation Entertainment Inc (a)	106,978	4,222	TRI Pointe Group Inc (a)	119,550	2,046
Scientific Games Corp (a)	41,965	2,237			$21,097
Six Flags Entertainment Corp	62,168	3,932	Home Furnishings - 0.12%
		$16,932	Tempur Sealy International Inc (a)	36,507	1,634
Environmental Control - 0.31%
Clean Harbors Inc (a)	40,654	1,862	Housewares - 0.68%
MSA Safety Inc	26,897	2,336	Scotts Miracle-Gro Co/The	31,505	2,633
		$4,198	Toro Co/The	84,749	4,948
Food - 2.50%			Tupperware Brands Corp	40,413	1,801
Flowers Foods Inc	146,530	3,313			$9,382
Hain Celestial Group Inc/The (a)	82,159	2,393	Insurance - 4.46%
Ingredion Inc	57,110	6,916	Alleghany Corp	12,169	6,993
Lamb Weston Holdings Inc	115,564	7,549	American Financial Group Inc/OH	54,531	6,174
Lancaster Colony Corp	15,409	1,935	Aspen Insurance Holdings Ltd	47,022	1,996
Post Holdings Inc (a)	51,847	4,126	Brown & Brown Inc	180,856	4,925
Sanderson Farms Inc	15,887	1,766	CNO Financial Group Inc	131,934	2,829
Sprouts Farmers Market Inc (a)	97,843	2,449	First American Financial Corp	87,537	4,474
Tootsie Roll Industries Inc	15,352	438	Genworth Financial Inc (a)	394,677	1,089
TreeHouse Foods Inc (a)	44,653	1,719	Hanover Insurance Group Inc/The	33,601	3,859
United Natural Foods Inc (a)	39,849	1,794	Kemper Corp	38,653	2,609
		$34,398	Mercury General Corp	28,872	1,320
Forest Products & Paper - 0.16%			Old Republic International Corp	198,044	4,040
Domtar Corp	49,566	2,176	Primerica Inc	34,983	3,385
			Reinsurance Group of America Inc	50,979	7,616
Gas - 2.50%			RenaissanceRe Holdings Ltd	31,643	4,305
Atmos Energy Corp	87,726	7,623	WR Berkley Corp	75,913	5,660
National Fuel Gas Co	67,836	3,483			$61,274
New Jersey Resources Corp	69,253	2,864	Internet - 0.12%
ONE Gas Inc	41,324	2,881	Cars.com Inc (a)	56,586	1,612
Southwest Gas Holdings Inc	38,075	2,779
UGI Corp	136,787	6,619	Iron & Steel - 1.80%
Vectren Corp	65,652	4,613	Allegheny Technologies Inc (a)	99,350	2,640
WGL Holdings Inc	40,605	3,456	Carpenter Technology Corp	37,092	1,976
		$34,318	Commercial Metals Co	92,211	1,937
Hand & Machine Tools - 0.65%			Reliance Steel & Aluminum Co	57,580	5,063
Kennametal Inc	64,492	2,350	Steel Dynamics Inc	186,642	8,363
Lincoln Electric Holdings Inc	48,785	4,043	United States Steel Corp	139,055	4,704
Regal Beloit Corp	35,039	2,495			$24,683
		$8,888	Leisure Products & Services - 0.66%
			Brunswick Corp/DE	69,223	4,145

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services (continued)			Oil & Gas (continued)
Polaris Industries Inc	46,365	$4,860	Transocean Ltd (a)	344,685	$4,264
		$9,005	WPX Energy Inc (a)	314,828	5,380
Lodging - 0.36%					$60,480
Boyd Gaming Corp	64,934	2,156	Oil & Gas Services - 0.69%
ILG Inc	83,467	2,849	Core Laboratories NV	34,874	4,270
		$5,005	Dril-Quip Inc (a)	30,150	1,250
Machinery - Construction & Mining - 0.46%			NOW Inc (a)	85,123	1,033
Oshkosh Corp	59,016	4,259	Oceaneering International Inc	77,843	1,653
Terex Corp	57,734	2,108	Superior Energy Services Inc (a)	121,941	1,308
		$6,367			$9,514
Machinery - Diversified - 2.95%			Packaging & Containers - 0.92%
AGCO Corp	52,201	3,272	Bemis Co Inc	71,927	3,112
Cognex Corp	137,212	6,346	Greif Inc - Class A	20,493	1,199
Graco Inc	133,963	5,893	Owens-Illinois Inc (a)	128,955	2,622
IDEX Corp	60,509	8,088	Silgan Holdings Inc	58,472	1,641
Nordson Corp	40,334	5,187	Sonoco Products Co	78,655	4,040
Wabtec Corp/DE	67,614	6,005			$12,614
Zebra Technologies Corp (a)	42,100	5,676	Pharmaceuticals - 0.61%
		$40,467	Akorn Inc (a)	74,274	1,072
Media - 1.33%			Catalent Inc (a)	105,404	4,333
AMC Networks Inc (a)	38,931	2,024	Endo International PLC (a)	158,919	911
Cable One Inc	3,708	2,355	Mallinckrodt PLC (a)	68,271	888
FactSet Research Systems Inc	30,852	5,834	Prestige Brands Holdings Inc (a)	41,933	1,234
John Wiley & Sons Inc	35,104	2,315			$8,438
Meredith Corp	31,328	1,623	Real Estate - 0.44%
New York Times Co/The	101,146	2,372	Jones Lang LaSalle Inc	35,901	6,086
TEGNA Inc	170,459	1,802
		$18,325	REITs - 8.45%
Metal Fabrication & Hardware - 0.47%			Alexander & Baldwin Inc	53,474	1,225
Timken Co/The	54,186	2,317	American Campus Communities Inc	107,916	4,221
Valmont Industries Inc	17,941	2,549	Camden Property Trust	73,262	6,257
Worthington Industries Inc	34,576	1,540	CoreCivic Inc	93,453	1,884
		$6,406	CoreSite Realty Corp	27,073	2,818
Mining - 0.46%			Corporate Office Properties Trust	80,076	2,203
Compass Minerals International Inc	26,748	1,800	Cousins Properties Inc	332,054	2,952
Royal Gold Inc	51,748	4,595	CyrusOne Inc	75,998	4,073
		$6,395	DCT Industrial Trust Inc	74,086	4,858
Miscellaneous Manufacturers - 1.82%			Douglas Emmett Inc	126,017	4,697
AptarGroup Inc	49,107	4,592	Education Realty Trust Inc	59,912	1,972
Carlisle Cos Inc	48,851	5,263	EPR Properties	51,117	2,812
Crane Co	40,082	3,352	First Industrial Realty Trust Inc	95,006	2,956
Donaldson Co Inc	102,704	4,546	GEO Group Inc/The	98,061	2,206
ITT Inc	69,574	3,401	Healthcare Realty Trust Inc	98,739	2,748
Trinity Industries Inc	119,242	3,800	Highwoods Properties Inc	81,657	3,594
		$24,954	Hospitality Properties Trust	129,936	3,233
Office & Business Equipment - 0.11%			JBG SMITH Properties	73,826	2,722
Pitney Bowes Inc	147,672	1,509	Kilroy Realty Corp	78,050	5,594
			Lamar Advertising Co	66,283	4,223
Office Furnishings - 0.19%			LaSalle Hotel Properties	89,512	2,647
Herman Miller Inc	47,175	1,448	Liberty Property Trust	116,584	4,875
HNI Corp	34,190	1,142	Life Storage Inc	36,776	3,252
		$2,590	Mack-Cali Realty Corp	71,266	1,224
			Medical Properties Trust Inc	288,334	3,685
Oil & Gas - 4.40%
Callon Petroleum Co (a)	159,575	2,220	National Retail Properties Inc	121,673	4,628
Chesapeake Energy Corp (a)	718,865	2,135	Omega Healthcare Investors Inc	157,009	4,079
CNX Resources Corp (a)	159,218	2,366	PotlatchDeltic Corp	47,521	2,464
			Quality Care Properties Inc (a)	74,167	1,629
Diamond Offshore Drilling Inc (a)	50,990	938
Energen Corp (a)	76,845	5,029	Rayonier Inc	102,055	3,795
			Sabra Health Care REIT Inc	140,912	2,580
Ensco PLC	344,725	1,948
Gulfport Energy Corp (a)	130,273	1,211	Senior Housing Properties Trust	187,874	2,925
			Tanger Factory Outlet Centers Inc	74,743	1,641
HollyFrontier Corp	140,225	8,510
Matador Resources Co (a)	76,872	2,517	Taubman Centers Inc	48,155	2,696
			Uniti Group Inc	130,389	2,350
Murphy Oil Corp	128,252	3,862
Murphy USA Inc (a)	24,903	1,558	Urban Edge Properties	83,684	1,721
			Weingarten Realty Investors	94,443	2,594
Nabors Industries Ltd	249,470	1,898
Oasis Petroleum Inc (a)	209,212	2,308			$116,033
Patterson-UTI Energy Inc	175,743	3,764	Retail - 5.36%
PBF Energy Inc	87,498	3,354	American Eagle Outfitters Inc	133,174	2,754
			AutoNation Inc (a)	47,189	2,180
QEP Resources Inc (a)	190,487	2,320
Rowan Cos PLC (a)	89,846	1,297	Bed Bath & Beyond Inc	112,594	1,966
SM Energy Co	81,191	1,944	Big Lots Inc	33,233	1,411
Southwestern Energy Co (a)	404,054	1,657	Brinker International Inc	36,643	1,597

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Transportation (continued)
Casey's General Stores Inc	29,687	$2,868	Ryder System Inc	41,885	$2,824
Cheesecake Factory Inc/The	33,748	1,753	Werner Enterprises Inc	35,514	1,218
Copart Inc (a)	159,574	8,151			$25,720
Cracker Barrel Old Country Store Inc	18,977	3,123	Trucking & Leasing - 0.14%
Dick's Sporting Goods Inc	65,379	2,163	GATX Corp	30,043	1,960
Dillard's Inc	16,256	1,212
Domino's Pizza Inc	34,576	8,358	Water - 0.36%
Dunkin' Brands Group Inc	65,036	3,965	Aqua America Inc	140,533	4,940
Five Below Inc (a)	43,665	3,083
GameStop Corp	80,094	1,093	TOTAL COMMON STOCKS		$1,356,957
Jack in the Box Inc	23,348	2,094	INVESTMENT COMPANIES - 1.38%	Shares Held	Value (000's)
Michaels Cos Inc/The (a)	87,411	1,628
			Exchange Traded Funds - 0.52%
MSC Industrial Direct Co Inc	35,621	3,079	iShares Core S&P Mid-Cap ETF	38,000	7,104
Nu Skin Enterprises Inc	43,987	3,130
Office Depot Inc	407,050	932	Money Market Funds - 0.86%
Papa John's International Inc	19,358	1,200	Principal Government Money Market Fund	11,781,610	11,782
Sally Beauty Holdings Inc (a)	98,910	1,710	1.55%(b),(c)
Signet Jewelers Ltd	47,801	1,859
Texas Roadhouse Inc	51,901	3,326	TOTAL INVESTMENT COMPANIES		$18,886
Urban Outfitters Inc (a)	63,331	2,550
			Total Investments		$1,375,843
Wendy's Co/The	141,965	2,377	Other Assets and Liabilities - (0.16)%		$(2,170)
Williams-Sonoma Inc	61,226	2,927	TOTAL NET ASSETS - 100.00%		$1,373,673
World Fuel Services Corp	53,480	1,148
		$73,637
Savings & Loans - 0.80%			(a) Non-income producing security
New York Community Bancorp Inc	387,572	4,604	(b)		Affiliated Security. Security is either an affiliate (and registered under the
Sterling Bancorp/DE	177,658	4,220	Investment Company Act of 1940) or an affiliate as defined by the
Washington Federal Inc	68,281	2,168	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
		$10,992	outstanding voting shares of the security). Please see affiliated sub-
Semiconductors - 2.34%			schedule for transactional information.
Cirrus Logic Inc (a)	50,098	1,827	(c) Current yield shown is as of period end.
Cypress Semiconductor Corp	280,659	4,092
Integrated Device Technology Inc (a)	104,628	2,912
Microsemi Corp (a)	92,971	6,014
MKS Instruments Inc	43,079	4,411	Portfolio Summary (unaudited)
Monolithic Power Systems Inc	30,645	3,589	Sector		Percent
Silicon Laboratories Inc (a)	33,766	3,137	Financial		24.74%
Synaptics Inc (a)	27,275	1,187	Industrial		17.89%
Teradyne Inc	154,505	5,029	Consumer, Non-cyclical		14.43%
		$32,198	Consumer, Cyclical		12.31%
Software - 5.16%			Technology		10.28%
ACI Worldwide Inc (a)	91,638	2,131	Utilities		5.63%
Acxiom Corp (a)	62,611	1,627	Energy		5.42%
Allscripts Healthcare Solutions Inc (a)	142,984	1,661	Basic Materials		5.19%
Blackbaud Inc	38,012	3,990	Communications		2.89%
Broadridge Financial Solutions Inc	92,228	9,888	Investment Companies		1.38%
CDK Global Inc	100,002	6,524	Other Assets and Liabilities		(0.16)%
CommVault Systems Inc (a)	33,046	2,311	TOTAL NET ASSETS		100.00%
Dun & Bradstreet Corp/The	29,249	3,373
Fair Isaac Corp (a)	23,776	4,117
j2 Global Inc	38,816	3,081
Jack Henry & Associates Inc	61,084	7,298
Manhattan Associates Inc (a)	53,740	2,314
Medidata Solutions Inc (a)	46,830	3,342
PTC Inc (a)	91,935	7,571
Tyler Technologies Inc (a)	27,867	6,101
Ultimate Software Group Inc/The (a)	22,962	5,509
		$70,838
Telecommunications - 1.44%
ARRIS International PLC (a)	137,667	3,717
Ciena Corp (a)	114,101	2,938
InterDigital Inc/PA	27,376	2,038
LogMeIn Inc	41,452	4,568
Plantronics Inc	26,150	1,704
Telephone & Data Systems Inc	73,081	1,997
ViaSat Inc (a)	43,297	2,770
		$19,732
Transportation - 1.87%
Genesee & Wyoming Inc (a)	48,977	3,487
Kirby Corp (a)	42,477	3,623
Knight-Swift Transportation Holdings Inc	101,432	3,957
Landstar System Inc	33,198	3,375
Old Dominion Freight Line Inc	54,055	7,236

See accompanying notes.

		Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017			Purchases			Sales		April 30, 2018
		Value			Cost		Proceeds		Value
Principal Government Money Market Fund		$—			$95,541		$83,759		$11,782
		$—			$95,541		$83,759		$11,782

		Realized Gain/Loss				Realized Gain from			Change in Unrealized
	Income	on Investments				Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$50			$—				$—	$—
	$50			$—				$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts			Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2018	Long		50			$9,361			$(126)
Total									$(126)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments MidCap Value Fund I

April 30, 2018 (unaudited)

COMMON STOCKS - 97.17%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.73%			Beverages - 0.06%
Interpublic Group of Cos Inc/The	294,893	$6,957	Brown-Forman Corp - A Shares	81	$4
			Brown-Forman Corp - B Shares	1,010	56
Aerospace & Defense - 0.20%			Molson Coors Brewing Co	6,703	478
Arconic Inc	11,266	201			$538
Harris Corp	2,665	417	Biotechnology - 0.20%
L3 Technologies Inc	2,209	433	Alnylam Pharmaceuticals Inc (a)	668	63
Orbital ATK Inc	1,755	232	Bio-Rad Laboratories Inc (a)	5,089	1,291
Spirit AeroSystems Holdings Inc	5,491	441	Intrexon Corp (a)	447	8
Teledyne Technologies Inc (a)	1,131	211	United Therapeutics Corp (a)	5,194	572
		$1,935			$1,934
Agriculture - 2.19%			Building Materials - 0.59%
Archer-Daniels-Midland Co	455,427	20,667	Fortune Brands Home & Security Inc	865	47
Bunge Ltd	2,856	207	Lennox International Inc	56	11
		$20,874	Martin Marietta Materials Inc	117	23
Airlines - 0.22%			Masco Corp	3,897	148
Alaska Air Group Inc	426	28	Owens Corning	80,386	5,264
American Airlines Group Inc	14,416	619	USG Corp (a)	2,400	97
Copa Holdings SA	1,623	190	Vulcan Materials Co	183	20
JetBlue Airways Corp (a)	6,438	124			$5,610
Spirit Airlines Inc (a)	12,130	433	Chemicals - 3.24%
United Continental Holdings Inc (a)	10,121	683	Albemarle Corp	5,552	539
		$2,077	Ashland Global Holdings Inc	1,615	107
Apparel - 0.98%			Cabot Corp	8,538	477
Michael Kors Holdings Ltd (a)	16,379	1,121	Celanese Corp	81,098	8,813
PVH Corp	2,935	469	CF Industries Holdings Inc	16,505	640
Ralph Lauren Corp	2,497	274	Eastman Chemical Co	111,984	11,431
Skechers U.S.A. Inc (a)	16,787	478	FMC Corp	8,515	679
VF Corp	86,223	6,973	GCP Applied Technologies Inc (a)	1,149	33
		$9,315	Huntsman Corp	2,765	82
Automobile Manufacturers - 0.76%			Ingevity Corp (a)	2,305	177
PACCAR Inc	114,441	7,286	International Flavors & Fragrances Inc	42,110	5,948
			Mosaic Co/The	7,058	190
Automobile Parts & Equipment - 1.20%			NewMarket Corp	16	6
Adient PLC	1,900	116	Olin Corp	4,355	131
BorgWarner Inc	226,106	11,066	RPM International Inc	223	11
Goodyear Tire & Rubber Co/The	4,862	122	Valvoline Inc	5,223	106
Lear Corp	943	176	Versum Materials Inc	2,564	90
		$11,480	Westlake Chemical Corp	13,138	1,406
Banks - 5.14%					$30,866
Associated Banc-Corp	4,702	124	Coal - 0.02%
Bank of Hawaii Corp	13,515	1,138	CONSOL Energy Inc (a)	6,086	191
Bank of the Ozarks	1,840	86
BankUnited Inc	3,031	120	Commercial Services - 1.43%
BOK Financial Corp	759	76	AMERCO	146	49
CIT Group Inc	4,808	255	Aramark	2,807	105
Citizens Financial Group Inc	276,879	11,488	Booz Allen Hamilton Holding Corp	6,288	250
Comerica Inc	23,505	2,223	CoreLogic Inc/United States (a)	877	44
Commerce Bancshares Inc/MO	22,606	1,436	Graham Holdings Co	120	72
Cullen/Frost Bankers Inc	1,130	129	H&R Block Inc	28,916	799
East West Bancorp Inc	4,588	306	IHS Markit Ltd (a)	15,023	738
Fifth Third Bancorp	56,790	1,884	ManpowerGroup Inc	3,928	376
First Hawaiian Inc	13,206	364	Morningstar Inc	150	16
First Horizon National Corp	7,876	144	Nielsen Holdings PLC	7,225	227
First Republic Bank/CA	634	59	Quanta Services Inc (a)	324,136	10,534
FNB Corp/PA	9,008	117	Sabre Corp	7,103	147
Huntington Bancshares Inc/OH	21,548	321	United Rentals Inc (a)	1,760	264
KeyCorp	31,279	623	WEX Inc (a)	377	61
M&T Bank Corp	4,027	734			$13,682
Northern Trust Corp	4,227	451	Computers - 3.56%
PacWest Bancorp	2,571	132	Amdocs Ltd	3,496	235
Popular Inc	43,593	2,018	Conduent Inc (a)	4,914	96
Prosperity Bancshares Inc	1,845	132	DXC Technology Co	111,100	11,450
Regions Financial Corp	45,889	858	Hewlett Packard Enterprise Co	527,190	8,989
Signature Bank/New York NY (a)	2,064	262	Leidos Holdings Inc	11,515	739
SunTrust Banks Inc	264,303	17,656	MAXIMUS Inc	137,073	9,270
SVB Financial Group (a)	276	83	NetApp Inc	21,855	1,455
Synovus Financial Corp	66,057	3,453	Teradata Corp (a)	3,133	128
TCF Financial Corp	4,755	118	Western Digital Corp	20,128	1,586
Webster Financial Corp	2,493	150			$33,948
Western Alliance Bancorp (a)	28,971	1,709	Consumer Products - 0.13%
Zions Bancorporation	6,352	348	Avery Dennison Corp	5,991	628
		$48,997	Clorox Co/The	5,341	626
					$1,254

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Cosmetics & Personal Care - 0.19%			Electronics (continued)
Coty Inc	48,965	$850	Garmin Ltd	3,757	$220
Edgewell Personal Care Co (a)	22,196	977	Gentex Corp	4,377	100
		$1,827	Jabil Inc	4,760	127
Distribution & Wholesale - 0.19%			Keysight Technologies Inc (a)	220,972	11,419
LKQ Corp (a)	8,562	266	National Instruments Corp	584	24
WESCO International Inc (a)	13,851	825	PerkinElmer Inc	1,792	132
WW Grainger Inc	2,560	720	Sensata Technologies Holding PLC (a)	2,864	145
		$1,811	Trimble Inc (a)	24,841	860
Diversified Financial Services - 3.17%					$24,055
Affiliated Managers Group Inc	5,444	898	Energy - Alternate Sources - 0.03%
Air Lease Corp	2,480	103	First Solar Inc (a)	4,433	314
Ally Financial Inc	49,265	1,285
Ameriprise Financial Inc	1,441	202	Engineering & Construction - 0.19%
BGC Partners Inc	5,375	72	AECOM (a)	15,282	526
Credit Acceptance Corp (a)	74	25	Fluor Corp	4,261	251
Discover Financial Services	25,643	1,827	Jacobs Engineering Group Inc	18,513	1,076
E*TRADE Financial Corp (a)	205,938	12,496			$1,853
Federated Investors Inc	2,236	59	Entertainment - 1.26%
FNF Group	251,346	9,257	Cinemark Holdings Inc	292,144	11,444
Interactive Brokers Group Inc - A Shares	2,007	149	Dolby Laboratories Inc	1,476	88
Invesco Ltd	7,120	207	International Game Technology PLC	2,943	83
Lazard Ltd	1,611	88	Lions Gate Entertainment Corp - A shares	637	16
Legg Mason Inc	1,994	79	Lions Gate Entertainment Corp - B shares	1,174	27
Nasdaq Inc	3,719	329	Madison Square Garden Co/The (a)	1,345	327
Navient Corp	7,624	101			$11,985
OneMain Holdings Inc (a)	2,283	70	Environmental Control - 1.00%
Raymond James Financial Inc	1,948	175	Clean Harbors Inc (a)	482	22
Santander Consumer USA Holdings Inc	4,403	81	Republic Services Inc	144,486	9,346
SLM Corp (a)	34,302	394	Stericycle Inc (a)	2,610	153
Synchrony Financial	25,761	854			$9,521
T Rowe Price Group Inc	12,101	1,377	Food - 4.69%
TD Ameritrade Holding Corp	2,065	120	Campbell Soup Co	2,952	120
		$30,248	Conagra Brands Inc	24,243	899
Electric - 4.45%			Flowers Foods Inc	4,580	104
AES Corp/VA	23,952	293	Hain Celestial Group Inc/The (a)	5,686	166
Alliant Energy Corp	195,101	8,380	Hershey Co/The	1,887	173
Ameren Corp	9,641	565	Hormel Foods Corp	164,748	5,972
Avangrid Inc	1,459	77	Ingredion Inc	80,733	9,776
CenterPoint Energy Inc	31,997	811	JM Smucker Co/The	4,706	536
CMS Energy Corp	5,653	267	Kellogg Co	369	22
Consolidated Edison Inc	8,979	719	Kroger Co/The	425,800	10,726
DTE Energy Co	84,580	8,915	Lamb Weston Holdings Inc	17,541	1,146
Edison International	13,995	917	Pilgrim's Pride Corp (a)	5,860	126
Entergy Corp	7,188	587	Pinnacle Foods Inc	5,983	361
Eversource Energy	6,416	387	Post Holdings Inc (a)	8,585	683
FirstEnergy Corp	37,314	1,283	Seaboard Corp	7	28
Great Plains Energy Inc	8,035	263	Sysco Corp	202,714	12,678
Hawaiian Electric Industries Inc	15,083	523	TreeHouse Foods Inc (a)	1,004	39
MDU Resources Group Inc	57,188	1,611	Tyson Foods Inc	14,560	1,021
NRG Energy Inc	71,799	2,226	US Foods Holding Corp (a)	4,275	146
OGE Energy Corp	7,330	241			$44,722
Pinnacle West Capital Corp	5,090	410	Forest Products & Paper - 0.01%
PPL Corp	19,308	562	Domtar Corp	1,663	73
Public Service Enterprise Group Inc	14,657	764	International Paper Co	753	39
SCANA Corp	5,190	190			$112
Sempra Energy	5,081	568
Vistra Energy Corp (a)	74,297	1,698	Gas - 0.44%
			Atmos Energy Corp	2,197	191
WEC Energy Group Inc	7,051	453	National Fuel Gas Co	39,553	2,031
Westar Energy Inc	2,848	154	NiSource Inc	6,765	165
Xcel Energy Inc	205,364	9,619	UGI Corp	6,062	293
		$42,483	Vectren Corp	21,265	1,495
Electrical Components & Equipment - 0.70%					$4,175
Acuity Brands Inc	391	47	Hand & Machine Tools - 0.20%
AMETEK Inc	7,192	502	Kennametal Inc	13,539	493
Hubbell Inc	58,714	6,098	Lincoln Electric Holdings Inc	300	25
		$6,647	Regal Beloit Corp	1,266	90
Electronics - 2.52%			Snap-on Inc	994	144
Agilent Technologies Inc	12,035	791	Stanley Black & Decker Inc	7,940	1,125
Arrow Electronics Inc (a)	11,180	836
					$1,877
Avnet Inc	3,120	122
Flex Ltd (a)	627,600	8,159	Healthcare - Products - 2.57%
			Bruker Corp	1,993	59
FLIR Systems Inc	1,297	69	Cooper Cos Inc/The	13,240	3,028
Fortive Corp	14,945	1,051

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Insurance (continued)
DENTSPLY SIRONA Inc	10,407	$523	Torchmark Corp	11,864	$1,029
Hill-Rom Holdings Inc	202	17	Unum Group	4,902	237
Hologic Inc (a)	278,595	10,807	Validus Holdings Ltd	2,060	140
OPKO Health Inc (a)	7,515	23	Voya Financial Inc	17,003	890
Patterson Cos Inc	6,710	156	Willis Towers Watson PLC	2,503	372
QIAGEN NV (a)	9,626	315	WR Berkley Corp	196,653	14,663
STERIS PLC	73,730	6,970	XL Group Ltd	16,339	909
Teleflex Inc	8,193	2,195			$104,295
Zimmer Biomet Holdings Inc	4,082	470	Internet - 0.23%
		$24,563	FireEye Inc (a)	4,700	85
Healthcare - Services - 2.54%			Liberty Expedia Holdings Inc (a)	1,171	48
Acadia Healthcare Co Inc (a)	2,127	76	TripAdvisor Inc (a)	1,521	57
Brookdale Senior Living Inc (a)	15,060	109	Twitter Inc (a)	59,646	1,808
Centene Corp (a)	16,912	1,837	Zillow Group Inc - A Shares (a)	433	21
DaVita Inc (a)	18,324	1,150	Zillow Group Inc - C Shares (a)	3,910	189
Envision Healthcare Corp (a)	3,244	120			$2,208
HCA Healthcare Inc	63,600	6,089	Investment Companies - 0.13%
IQVIA Holdings Inc (a)	1,113	107	Leucadia National Corp	53,474	1,286
Laboratory Corp of America Holdings (a)	3,047	520
LifePoint Health Inc (a)	896	43	Iron & Steel - 1.94%
MEDNAX Inc (a)	2,544	117	Nucor Corp	19,261	1,187
Quest Diagnostics Inc	131,837	13,342	Reliance Steel & Aluminum Co	175,233	15,407
Universal Health Services Inc	2,758	315	Steel Dynamics Inc	30,916	1,385
WellCare Health Plans Inc (a)	1,838	377	United States Steel Corp	16,403	555
		$24,202			$18,534
Home Builders - 0.23%			Leisure Products & Services - 0.15%
DR Horton Inc	4,902	216	Brunswick Corp/DE	683	41
Lennar Corp - A Shares	20,565	1,088	Harley-Davidson Inc	917	38
Lennar Corp - B Shares	6,456	276	Norwegian Cruise Line Holdings Ltd (a)	11,416	610
PulteGroup Inc	14,976	455	Royal Caribbean Cruises Ltd	7,047	762
Toll Brothers Inc	2,974	125			$1,451
		$2,160	Lodging - 0.18%
Home Furnishings - 0.03%			Choice Hotels International Inc	9,425	755
Leggett & Platt Inc	524	21	Extended Stay America Inc	2,402	47
Tempur Sealy International Inc (a)	760	34	Hilton Worldwide Holdings Inc	6,313	497
Whirlpool Corp	1,288	200	Hyatt Hotels Corp	1,257	97
		$255	MGM Resorts International	9,364	294
Housewares - 0.03%					$1,690
Newell Brands Inc	9,851	272	Machinery - Construction & Mining - 0.07%
Scotts Miracle-Gro Co/The	111	9	Oshkosh Corp	8,681	626
Tupperware Brands Corp	550	25	Terex Corp	2,211	81
		$306			$707
Insurance - 10.93%			Machinery - Diversified - 1.98%
Aflac Inc	230,084	10,485	AGCO Corp	158,064	9,908
Alleghany Corp	26,338	15,135	Cummins Inc	15,677	2,506
Allstate Corp/The	83,500	8,168	Flowserve Corp	2,638	117
American Financial Group Inc/OH	91,548	10,365	Gates Industrial Corp PLC (a)	982	15
American National Insurance Co	5,662	683	IDEX Corp	449	60
Arch Capital Group Ltd (a)	14,692	1,177	Roper Technologies Inc	4,674	1,234
Arthur J Gallagher & Co	162,841	11,397	Wabtec Corp/DE	1,177	105
Assurant Inc	1,135	105	Xylem Inc/NY	68,514	4,995
Assured Guaranty Ltd	10,072	366			$18,940
Athene Holding Ltd (a)	10,936	536	Media - 1.02%
Axis Capital Holdings Ltd	4,569	268	CBS Corp	136,800	6,731
Brown & Brown Inc	9,555	261	Discovery Inc (a)	43,273	961
Cincinnati Financial Corp	3,110	219	Discovery Inc (a)	4,083	97
CNA Financial Corp	912	46	John Wiley & Sons Inc	1,233	81
Erie Indemnity Co	219	26	Liberty Broadband Corp - A Shares (a)	710	50
Everest Re Group Ltd	3,236	753	Liberty Broadband Corp - C Shares (a)	2,188	155
First American Financial Corp	4,097	209	Liberty Media Corp-Liberty Formula One - A	659	19
Genworth Financial Inc (a)	72,290	200	Shares (a)
Hanover Insurance Group Inc/The	29,148	3,347	Liberty Media Corp-Liberty Formula One - C	4,849	143
Hartford Financial Services Group Inc/The	7,172	386	Shares (a)
Lincoln National Corp	9,481	669	Liberty Media Corp-Liberty SiriusXM - A	2,348	98
Loews Corp	5,548	291	Shares (a)
Markel Corp (a)	11,385	12,865	Liberty Media Corp-Liberty SiriusXM - C	3,590	150
Marsh & McLennan Cos Inc	74,370	6,061	Shares (a)
Mercury General Corp	12,359	565	News Corp - A Shares	12,545	200
Old Republic International Corp	6,945	142	News Corp - B Shares	3,502	57
ProAssurance Corp	18,531	877	Sirius XM Holdings Inc	1,514	10
Reinsurance Group of America Inc	2,147	321	TEGNA Inc	48,365	511
RenaissanceRe Holdings Ltd	973	132	Tribune Media Co	2,183	82

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media (continued)			Oil & Gas Services - 0.10%
Viacom Inc - A Shares	379	$13	Baker Hughes a GE Co	15,336	$554
Viacom Inc - B Shares	11,357	343	National Oilwell Varco Inc	9,443	365
		$9,701	Oceaneering International Inc	2,752	58
Metal Fabrication & Hardware - 0.04%			RPC Inc	538	10
Timken Co/The	6,526	279			$987
Valmont Industries Inc	669	95	Packaging & Containers - 1.62%
		$374	Ardagh Group SA	329	7
Mining - 0.29%			Ball Corp	3,110	125
Alcoa Corp (a)	5,705	292	Bemis Co Inc	25,506	1,103
Freeport-McMoRan Inc	86,083	1,309	Crown Holdings Inc (a)	88,688	4,421
Newmont Mining Corp	24,901	979	Graphic Packaging Holding Co	2,505	36
Royal Gold Inc	1,067	95	Owens-Illinois Inc (a)	1,010	21
Southern Copper Corp	358	19	Packaging Corp of America	79,100	9,151
Tahoe Resources Inc	8,188	41	Sealed Air Corp	1,763	77
		$2,735	Sonoco Products Co	2,577	132
Miscellaneous Manufacturers - 5.59%			WestRock Co	7,294	431
AptarGroup Inc	121,874	11,394			$15,504
Carlisle Cos Inc	3,205	346	Pharmaceuticals - 1.47%
Colfax Corp (a)	217,260	6,737	Agios Pharmaceuticals Inc (a)	92	8
Crane Co	8,861	741	Cardinal Health Inc	20,749	1,331
Donaldson Co Inc	774	34	Mallinckrodt PLC (a)	2,673	35
Dover Corp	4,040	375	Mylan NV (a)	44,183	1,712
Hexcel Corp	895	59	Perrigo Co PLC	130,848	10,224
Ingersoll-Rand PLC	152,888	12,826	Premier Inc (a)	20,286	670
ITT Inc	2,474	121			$13,980
Parker-Hannifin Corp	40,184	6,616	Pipelines - 0.24%
Pentair PLC	5,592	376	Cheniere Energy Inc (a)	17,081	993
Textron Inc	218,462	13,575	Targa Resources Corp	15,262	717
Trinity Industries Inc	3,986	127	Williams Cos Inc/The	21,399	551
		$53,327			$2,261
Office & Business Equipment - 0.02%			Real Estate - 0.46%
Pitney Bowes Inc	5,479	56	CBRE Group Inc (a)	34,541	1,565
Xerox Corp	4,610	145	Howard Hughes Corp/The (a)	3,813	516
		$201	Jones Lang LaSalle Inc	6,354	1,077
Oil & Gas - 7.06%			Realogy Holdings Corp	38,666	959
Andeavor	5,914	818	VICI Properties Inc	13,970	254
Antero Resources Corp (a)	4,312	82			$4,371
Apache Corp	24,814	1,016	REITs - 5.42%
Cabot Oil & Gas Corp	104,966	2,509	AGNC Investment Corp	14,008	265
Centennial Resource Development Inc/DE (a)	4,181	77	Alexandria Real Estate Equities Inc	2,022	252
Chesapeake Energy Corp (a)	24,068	71	American Campus Communities Inc	3,606	141
Cimarex Energy Co	98,142	9,872	American Homes 4 Rent	25,864	522
CNX Resources Corp (a)	11,493	171	Annaly Capital Management Inc	59,276	614
Concho Resources Inc (a)	4,410	693	Apartment Investment & Management Co	5,367	218
Continental Resources Inc/OK (a)	5,902	390	Apple Hospitality REIT Inc	68,364	1,230
Devon Energy Corp	329,094	11,956	AvalonBay Communities Inc	14,245	2,322
Diamondback Energy Inc	12,047	1,548	Boston Properties Inc	5,630	684
Energen Corp (a)	123,505	8,082	Brandywine Realty Trust	15,419	249
EQT Corp	17,648	886	Brixmor Property Group Inc	72,567	1,081
Gulfport Energy Corp (a)	34,532	322	Camden Property Trust	19,265	1,645
Helmerich & Payne Inc	3,794	264	Chimera Investment Corp	5,728	100
Hess Corp	15,624	890	Columbia Property Trust Inc	4,548	97
HollyFrontier Corp	37,992	2,306	CoreCivic Inc	14,534	293
Marathon Oil Corp	64,652	1,180	Corporate Office Properties Trust	2,801	77
Marathon Petroleum Corp	41,172	3,084	CubeSmart	1,892	56
Murphy Oil Corp	4,537	137	DCT Industrial Trust Inc	5,843	383
Murphy USA Inc (a)	879	55	DDR Corp	78,130	566
Nabors Industries Ltd	8,174	62	Digital Realty Trust Inc	3,447	364
Noble Energy Inc	14,393	487	Douglas Emmett Inc	1,058	39
Parsley Energy Inc (a)	336,704	10,111	Duke Realty Corp	7,188	195
Patterson-UTI Energy Inc	5,734	123	Empire State Realty Trust Inc	3,926	68
PBF Energy Inc	3,107	119	EPR Properties	4,662	257
PDC Energy Inc (a)	159,071	8,517	Equity Commonwealth (a)	3,362	104
QEP Resources Inc (a)	6,602	80	Essex Property Trust Inc	3,361	806
Range Resources Corp	11,508	160	Extra Space Storage Inc	1,149	103
RSP Permian Inc (a)	1,320	65	Federal Realty Investment Trust	902	105
SM Energy Co	3,111	74	Forest City Realty Trust Inc	42,193	847
Southwestern Energy Co (a)	95,622	392	Gaming and Leisure Properties Inc	6,237	214
Transocean Ltd (a)	39,869	494	GGP Inc	12,459	249
Whiting Petroleum Corp (a)	2,516	103	HCP Inc	13,704	320
WPX Energy Inc (a)	10,537	180	Highwoods Properties Inc	26,653	1,173
		$67,376	Hospitality Properties Trust	61,885	1,539
			Host Hotels & Resorts Inc	24,303	476

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)				Retail (continued)
Hudson Pacific Properties Inc	3,926	$129		Tapestry Inc	11,237	$604
Invitation Homes Inc	5,922	137		Tiffany & Co	98,027	10,080
Iron Mountain Inc	2,402	82		Urban Outfitters Inc (a)	2,223	90
JBG SMITH Properties	2,020	74		Williams-Sonoma Inc	1,850	88
Kilroy Realty Corp	1,936	139		World Fuel Services Corp	22,881	491
Kimco Realty Corp	8,297	120		Yum China Holdings Inc	17,955	767
Lamar Advertising Co	155,097	9,881				$39,976
Liberty Property Trust	26,037	1,089		Savings & Loans - 0.02%
Life Storage Inc	1,316	116		New York Community Bancorp Inc	9,615	114
Macerich Co/The	2,747	158		People's United Financial Inc	6,922	127
Medical Properties Trust Inc	10,305	132				$241
MFA Financial Inc	12,007	90		Semiconductors - 0.27%
Mid-America Apartment Communities Inc	3,454	316		Cypress Semiconductor Corp	7,908	115
National Retail Properties Inc	289,627	11,017		Marvell Technology Group Ltd	64,487	1,293
New Residential Investment Corp	9,505	166		Microsemi Corp (a)	446	29
Omega Healthcare Investors Inc	5,200	135		ON Semiconductor Corp (a)	2,503	55
Outfront Media Inc	3,560	67		Qorvo Inc (a)	2,066	140
Paramount Group Inc	39,415	565		Teradyne Inc	19,463	634
Park Hotels & Resorts Inc	5,057	146		Xilinx Inc	4,721	303
Piedmont Office Realty Trust Inc	21,465	385				$2,569
Prologis Inc	31,556	2,048		Shipbuilding - 0.01%
Quality Care Properties Inc (a)	7,300	160
				Huntington Ingalls Industries Inc	414	101
Rayonier Inc	3,621	135
Realty Income Corp	5,701	288		Software - 3.76%
Regency Centers Corp	4,719	278		Akamai Technologies Inc (a)	4,646	333
Retail Properties of America Inc	9,061	104		ANSYS Inc (a)	2,750	445
Sabra Health Care REIT Inc	11,895	218		Autodesk Inc (a)	6,289	792
Senior Housing Properties Trust	21,286	332		Black Knight Inc (a)	153,190	7,453
SL Green Realty Corp	1,829	179		CA Inc	8,844	308
Spirit Realty Capital Inc	12,851	103		Dun & Bradstreet Corp/The	4,791	552
Starwood Property Trust Inc	7,300	153		Fidelity National Information Services Inc	114,905	10,913
STORE Capital Corp	4,889	123		Guidewire Software Inc (a)	924	78
Sun Communities Inc	5,381	505		Nuance Communications Inc (a)	523,966	7,712
Tanger Factory Outlet Centers Inc	2,627	58		SS&C Technologies Holdings Inc	948	47
Taubman Centers Inc	819	46		Synopsys Inc (a)	83,607	7,149
Two Harbors Investment Corp	5,461	83		Zynga Inc (a)	19,931	69
UDR Inc	11,419	413				$35,851
Uniti Group Inc	4,534	82		Telecommunications - 2.36%
Ventas Inc	10,334	531		ARRIS International PLC (a)	275,417	7,436
VEREIT Inc	19,630	133		CenturyLink Inc	24,946	464
Vornado Realty Trust	9,797	667		CommScope Holding Co Inc (a)	1,890	72
Weingarten Realty Investors	3,517	97		EchoStar Corp (a)	1,223	64
Welltower Inc	7,500	401		GCI Liberty Inc (a)	9,626	429
Weyerhaeuser Co	28,057	1,032		Juniper Networks Inc	36,923	909
WP Carey Inc	14,871	949		LogMeIn Inc	387	43
		$51,716		Motorola Solutions Inc	116,385	12,782
Retail - 4.19%				Switch Inc	255	4
Advance Auto Parts Inc	3,858	441		Telephone & Data Systems Inc	9,661	264
AutoNation Inc (a)	162,617	7,512		United States Cellular Corp (a)	360	14
AutoZone Inc (a)	161	101
						$22,481
Bed Bath & Beyond Inc	3,741	65		Textiles - 0.11%
Best Buy Co Inc	17,428	1,334		Mohawk Industries Inc (a)	4,922	1,033
Burlington Stores Inc (a)	10,824	1,470
Casey's General Stores Inc	968	94		Toys, Games & Hobbies - 1.20%
Darden Restaurants Inc	118,600	11,013		Hasbro Inc	129,651	11,421
Dick's Sporting Goods Inc	600	20
Dollar General Corp	13,251	1,279		Transportation - 1.06%
Dollar Tree Inc (a)	1,748	168
				Expeditors International of Washington Inc	13,883	886
Foot Locker Inc	4,825	208		Genesee & Wyoming Inc (a)	1,733	123
GameStop Corp	2,791	38		Kansas City Southern	4,397	469
Gap Inc/The	13,863	405		Kirby Corp (a)	1,476	126
Genuine Parts Co	1,812	160		Landstar System Inc	79,900	8,122
Kohl's Corp	12,398	771		Old Dominion Freight Line Inc	1,549	208
L Brands Inc	5,309	185		Ryder System Inc	1,407	95
Macy's Inc	9,395	292		XPO Logistics Inc (a)	1,174	114
Michaels Cos Inc/The (a)	25,986	484
MSC Industrial Direct Co Inc	5,516	477				$10,143
Nu Skin Enterprises Inc	975	69		Water - 0.16%
Penske Automotive Group Inc	1,043	47		American Water Works Co Inc	3,607	312
Qurate Retail Group Inc QVC Group (a)	46,649	1,092		Aqua America Inc	34,662	1,219
Rite Aid Corp (a)	14,753	25				$1,531
Sally Beauty Holdings Inc (a)	2,399	41		TOTAL COMMON STOCKS		$927,051
Signet Jewelers Ltd	1,665	65

See accompanying notes.

		Schedule of Investments
MidCap Value Fund I
April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 3.17%	Shares Held	Value (000's)
Money Market Funds - 3.17%
Principal Government Money Market Fund	30,228,400	$30,228
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES		$30,228
Total Investments		$957,279
Other Assets and Liabilities - (0.34)%		$(3,281)
TOTAL NET ASSETS - 100.00%		$953,998

(a) Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.27%
Industrial		15.77%
Consumer, Non-cyclical		15.47%
Consumer, Cyclical		10.73%
Technology		7.61%
Energy		7.45%
Basic Materials		5.48%
Utilities		5.05%
Communications		4.34%
Investment Companies		3.17%
Other Assets and Liabilities		(0.34)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$182,928	$152,700		$30,228
		$—		$182,928	$152,700		$30,228

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$140		$—			$—	$—
	$140		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2018	Long		174	$32,575			$(446)
Total							$(446)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS - 97.87%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.01%			Beverages - 1.47%
Interpublic Group of Cos Inc/The	4,173	$98	Brown-Forman Corp - A Shares	111	$6
			Brown-Forman Corp - B Shares	365	21
Aerospace & Defense - 2.20%			Coca-Cola European Partners PLC	327,711	12,846
Arconic Inc	11,731	209	Molson Coors Brewing Co	64,934	4,626
Harris Corp	3,500	548			$17,499
L3 Technologies Inc	37,914	7,426	Biotechnology - 0.03%
Orbital ATK Inc	2,395	317	Alnylam Pharmaceuticals Inc (a)	407	39
Spirit AeroSystems Holdings Inc	216,297	17,384	Bio-Rad Laboratories Inc (a)	792	201
Teledyne Technologies Inc (a)	1,545	289	Intrexon Corp (a)	564	10
		$26,173	United Therapeutics Corp (a)	1,507	166
Agriculture - 0.02%					$416
Bunge Ltd	3,870	280	Building Materials - 3.03%
			CRH PLC ADR	143,454	5,073
Airlines - 0.54%			Fortune Brands Home & Security Inc	1,179	64
Alaska Air Group Inc	580	38	Johnson Controls International plc	349,334	11,832
American Airlines Group Inc	6,765	290	Lennox International Inc	73	14
Copa Holdings SA	46,290	5,424	Martin Marietta Materials Inc	164	32
JetBlue Airways Corp (a)	8,769	168	Masco Corp	5,314	201
United Continental Holdings Inc (a)	7,423	501	Owens Corning	285,331	18,686
		$6,421	USG Corp (a)	3,273	132
Apparel - 1.05%			Vulcan Materials Co	249	28
Hanesbrands Inc	224,579	4,148			$36,062
Michael Kors Holdings Ltd (a)	105,165	7,196	Chemicals - 3.60%
PVH Corp	3,037	485	Albemarle Corp	2,455	238
Ralph Lauren Corp	2,478	272	Ashland Global Holdings Inc	2,203	146
Skechers U.S.A. Inc (a)	2,743	78	Axalta Coating Systems Ltd (a)	472,200	14,591
VF Corp	3,715	300	Cabot Corp	2,184	122
		$12,479	Celanese Corp	60,801	6,608
Automobile Manufacturers - 0.05%			CF Industries Holdings Inc	6,430	249
PACCAR Inc	9,466	603	Eastman Chemical Co	82,408	8,413
			Huntsman Corp	3,770	112
Automobile Parts & Equipment - 1.41%			Mosaic Co/The	9,615	259
Adient PLC	137,693	8,439	NewMarket Corp	22	8
BorgWarner Inc	7,721	378	Olin Corp	5,932	179
Goodyear Tire & Rubber Co/The	6,631	167	RPM International Inc	302	15
Lear Corp	41,714	7,799	Valvoline Inc	7,124	144
		$16,783	Versum Materials Inc	331,196	11,652
Banks - 9.53%			Westlake Chemical Corp	668	71
Associated Banc-Corp	6,413	170			$42,807
Bank of Hawaii Corp	1,555	131	Coal - 0.00%
Bank of the Ozarks	2,510	117	CONSOL Energy Inc (a)	1,382	43
BankUnited Inc	4,135	164
BOK Financial Corp	1,037	104	Commercial Services - 2.85%
Capital One Financial Corp	137,795	12,487	AMERCO	199	67
CIT Group Inc	6,559	347	Aramark	151,923	5,680
Citizens Financial Group Inc	189,711	7,871	Booz Allen Hamilton Holding Corp	298	12
Comerica Inc	76,028	7,191	CoreLogic Inc/United States (a)	1,196	59
Commerce Bancshares Inc/MO	3,538	225	Graham Holdings Co	164	99
Cullen/Frost Bankers Inc	1,540	176	H&R Block Inc	6,472	179
East West Bancorp Inc	6,260	417	IHS Markit Ltd (a)	4,524	222
Fifth Third Bancorp	432,907	14,359	Korn/Ferry International	152,000	8,126
First Hawaiian Inc	2,311	64	ManpowerGroup Inc	2,780	266
First Horizon National Corp	10,743	197	Morningstar Inc	204	22
First Republic Bank/CA	865	80	Nielsen Holdings PLC	302,255	9,506
FNB Corp/PA	829,487	10,784	Quanta Services Inc (a)	4,160	135
Huntington Bancshares Inc/OH	29,390	438	Sabre Corp	1,721	36
KeyCorp	1,140,464	22,718	Total System Services Inc	111,922	9,408
M&T Bank Corp	5,495	1,002	WEX Inc (a)	516	84
Northern Trust Corp	5,766	615			$33,901
PacWest Bancorp	3,507	180	Computers - 1.10%
Popular Inc	4,004	185	Amdocs Ltd	3,910	263
Prosperity Bancshares Inc	2,518	181	Conduent Inc (a)	6,703	130
Regions Financial Corp	435,050	8,136	DXC Technology Co	66,400	6,843
Signature Bank/New York NY (a)	606	77	Leidos Holdings Inc	73,815	4,741
SunTrust Banks Inc	18,147	1,212	NetApp Inc	2,353	157
SVB Financial Group (a)	377	113	Teradata Corp (a)	4,273	175
Synovus Financial Corp	3,235	169	Western Digital Corp	9,640	760
TCF Financial Corp	214,585	5,328			$13,069
Valley National Bancorp	454,591	5,705	Consumer Products - 0.34%
Webster Financial Corp	3,402	205	Avery Dennison Corp	138	14
Western Alliance Bancorp (a)	84,761	4,999	Central Garden & Pet Co - A Shares (a)	112,100	3,980
Zions Bancorporation	133,066	7,285	Clorox Co/The	518	61
		$113,432			$4,055

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Cosmetics & Personal Care - 0.03%			Electronics (continued)
Coty Inc	12,792	$222	Gentex Corp	5,969	$136
Edgewell Personal Care Co (a)	1,905	84	Jabil Inc	6,131	163
		$306	Keysight Technologies Inc (a)	5,161	267
Distribution & Wholesale - 0.04%			National Instruments Corp	797	32
LKQ Corp (a)	10,737	333	PerkinElmer Inc	2,446	179
WESCO International Inc (a)	1,852	110	Sensata Technologies Holding PLC (a)	3,908	198
WW Grainger Inc	301	85	Trimble Inc (a)	1,419	49
		$528			$7,454
Diversified Financial Services - 5.76%			Energy - Alternate Sources - 0.02%
Affiliated Managers Group Inc	1,525	251	First Solar Inc (a)	2,883	204
Air Lease Corp	3,377	141
Ally Financial Inc	12,091	316	Engineering & Construction - 0.06%
Ameriprise Financial Inc	1,174	165	AECOM (a)	5,976	206
BGC Partners Inc	298,724	3,991	Fluor Corp	5,812	343
Credit Acceptance Corp (a)	101	33	Jacobs Engineering Group Inc	3,415	198
Discover Financial Services	135,685	9,668			$747
E*TRADE Financial Corp (a)	11,238	682	Entertainment - 1.18%
Federated Investors Inc	3,051	81	Cinemark Holdings Inc	3,879	152
FNF Group	224,623	8,273	Dolby Laboratories Inc	2,010	120
Interactive Brokers Group Inc - A Shares	2,738	203	Eldorado Resorts Inc (a)	206,400	8,359
Invesco Ltd	9,451	274	International Game Technology PLC	4,013	113
Lazard Ltd	152,598	8,305	Lions Gate Entertainment Corp - A shares	869	22
Legg Mason Inc	2,719	108	Lions Gate Entertainment Corp - B shares	1,600	37
Nasdaq Inc	5,074	448	Madison Square Garden Co/The (a)	608	148
Navient Corp	760,724	10,087	SeaWorld Entertainment Inc (a)	340,118	5,132
OneMain Holdings Inc (a)	3,115	96			$14,083
Raymond James Financial Inc	2,657	238	Environmental Control - 0.69%
Santander Consumer USA Holdings Inc	5,997	111	Clean Harbors Inc (a)	655	30
SLM Corp (a)	1,072,454	12,311	Republic Services Inc	8,773	567
Synchrony Financial	353,116	11,713	Stericycle Inc (a)	3,015	177
T Rowe Price Group Inc	7,982	908	Waste Management Inc	92,000	7,479
TD Ameritrade Holding Corp	2,818	164			$8,253
		$68,567	Food - 0.67%
Electric - 7.10%			Campbell Soup Co	4,026	164
AES Corp/VA	32,671	400	Conagra Brands Inc	15,783	585
Alliant Energy Corp	6,362	273	Flowers Foods Inc	6,247	141
Ameren Corp	10,355	607	Hain Celestial Group Inc/The (a)	3,604	105
Avangrid Inc	1,987	105	Hershey Co/The	1,308	120
CenterPoint Energy Inc	173,670	4,399	Hormel Foods Corp	7,430	269
CMS Energy Corp	7,711	364	Ingredion Inc	1,953	237
Consolidated Edison Inc	185,448	14,859	JM Smucker Co/The	40,838	4,659
DTE Energy Co	7,203	759	Kellogg Co	502	30
Edison International	8,765	574	Lamb Weston Holdings Inc	3,078	201
Entergy Corp	176,605	14,410	Pilgrim's Pride Corp (a)	205	4
Eversource Energy	8,753	527	Pinnacle Foods Inc	3,233	195
FirstEnergy Corp	254,534	8,756	Post Holdings Inc (a)	2,271	181
Great Plains Energy Inc	10,960	359	Seaboard Corp	10	40
Hawaiian Electric Industries Inc	3,824	133	TreeHouse Foods Inc (a)	1,369	53
MDU Resources Group Inc	6,814	192	Tyson Foods Inc	11,009	772
NRG Energy Inc	11,931	370	US Foods Holding Corp (a)	5,695	195
OGE Energy Corp	9,997	329			$7,951
Pinnacle West Capital Corp	202,148	16,273	Forest Products & Paper - 0.01%
PPL Corp	18,905	550	Domtar Corp	2,268	99
Public Service Enterprise Group Inc	19,993	1,043	International Paper Co	1,026	53
SCANA Corp	4,652	171			$152
Sempra Energy	6,932	775
Vistra Energy Corp (a)	16,487	377	Gas - 0.55%
			Atmos Energy Corp	63,497	5,517
WEC Energy Group Inc	8,718	560	National Fuel Gas Co	2,821	145
Westar Energy Inc	3,880	210	NiSource Inc	9,214	225
Xcel Energy Inc	364,829	17,088	UGI Corp	8,269	400
		$84,463	Vectren Corp	2,939	206
Electrical Components & Equipment - 1.05%					$6,493
Acuity Brands Inc	534	64	Hand & Machine Tools - 1.36%
AMETEK Inc	177,106	12,362	Regal Beloit Corp	1,726	123
Hubbell Inc	1,155	120	Snap-on Inc	1,357	197
		$12,546	Stanley Black & Decker Inc	112,169	15,882
Electronics - 0.63%					$16,202
Agilent Technologies Inc	84,545	5,558
Arrow Electronics Inc (a)	2,409	180	Healthcare - Products - 0.18%
			Bruker Corp	2,718	80
Avnet Inc	4,255	167	Cooper Cos Inc/The	298	68
FLIR Systems Inc	1,767	95	DENTSPLY SIRONA Inc	6,217	313
Fortive Corp	1,836	129	Hill-Rom Holdings Inc	276	24
Garmin Ltd	5,127	301

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Hologic Inc (a)	3,266	$127	XL Group Ltd	4,700	$261
OPKO Health Inc (a)	10,243	31			$76,845
Patterson Cos Inc	2,802	65	Internet - 0.09%
QIAGEN NV (a)	4,148	136	FireEye Inc (a)	6,411	116
STERIS PLC	3,835	363	Liberty Expedia Holdings Inc (a)	1,597	65
Teleflex Inc	1,039	278	TripAdvisor Inc (a)	2,071	77
Zimmer Biomet Holdings Inc	5,569	641	Twitter Inc (a)	23,591	715
		$2,126	Zillow Group Inc - A Shares (a)	590	29
Healthcare - Services - 4.26%			Zillow Group Inc - C Shares (a)	1,184	57
Acadia Healthcare Co Inc (a)	2,901	103			$1,059
Centene Corp (a)	124,715	13,542	Investment Companies - 0.46%
Cigna Corp	109,147	18,754	Leucadia National Corp	229,576	5,519
DaVita Inc (a)	6,376	400
Envision Healthcare Corp (a)	4,425	164	Iron & Steel - 0.62%
IQVIA Holdings Inc (a)	1,519	145	Nucor Corp	103,874	6,401
Laboratory Corp of America Holdings (a)	67,658	11,553	Reliance Steel & Aluminum Co	3,320	292
LifePoint Health Inc (a)	1,222	59	Steel Dynamics Inc	8,623	386
MEDNAX Inc (a)	3,471	159	United States Steel Corp	8,148	276
Quest Diagnostics Inc	5,704	577			$7,355
Syneos Health Inc (a)	123,100	4,690	Leisure Products & Services - 2.87%
Universal Health Services Inc	3,763	430	Brunswick Corp/DE	687	41
WellCare Health Plans Inc (a)	597	123	Harley-Davidson Inc	1,249	51
		$50,699	Norwegian Cruise Line Holdings Ltd (a)	276,643	14,792
Home Builders - 1.17%			Royal Caribbean Cruises Ltd	178,339	19,295
DR Horton Inc	6,687	295			$34,179
Lennar Corp - A Shares	7,059	373	Lodging - 0.60%
Lennar Corp - B Shares	664	28	Extended Stay America Inc	328,775	6,437
PulteGroup Inc	8,395	255	Hilton Worldwide Holdings Inc	1,614	127
Taylor Morrison Home Corp (a)	327,400	7,779	Hyatt Hotels Corp	1,714	132
Toll Brothers Inc	4,050	171	MGM Resorts International	12,772	402
William Lyon Homes (a)	188,300	5,058
					$7,098
		$13,959	Machinery - Construction & Mining - 0.03%
Home Furnishings - 1.11%			Oshkosh Corp	2,743	198
Leggett & Platt Inc	715	29	Terex Corp	3,014	110
Tempur Sealy International Inc (a)	1,037	47
					$308
Whirlpool Corp	84,887	13,153	Machinery - Diversified - 0.13%
		$13,229	AGCO Corp	2,545	159
Housewares - 0.03%			Cummins Inc	4,054	648
Newell Brands Inc	13,437	371	Flowserve Corp	3,598	160
Scotts Miracle-Gro Co/The	151	13	Gates Industrial Corp PLC (a)	1,340	21
		$384	IDEX Corp	614	82
Insurance - 6.46%			Roper Technologies Inc	415	110
Alleghany Corp	406	233	Wabtec Corp/DE	1,606	143
American Financial Group Inc/OH	86,653	9,811	Xylem Inc/NY	3,817	278
American National Insurance Co	398	48			$1,601
Arch Capital Group Ltd (a)	2,904	233	Media - 1.09%
Arthur J Gallagher & Co	1,557	109	Discovery Inc (a)	5,569	132
Assurant Inc	1,550	144	Discovery Inc (a)	158,243	3,516
Assured Guaranty Ltd	4,277	155	John Wiley & Sons Inc	1,682	111
Athene Holding Ltd (a)	4,401	216	Liberty Broadband Corp - A Shares (a)	969	68
Axis Capital Holdings Ltd	131,483	7,718	Liberty Broadband Corp - C Shares (a)	2,845	202
Brown & Brown Inc	11,697	318	Liberty Media Corp-Liberty Formula One - A	899	25
Cincinnati Financial Corp	4,243	298	Shares (a)
CNA Financial Corp	1,242	63	Liberty Media Corp-Liberty Formula One - C	6,614	195
Erie Indemnity Co	300	35	Shares (a)
Everest Re Group Ltd	1,118	260	Liberty Media Corp-Liberty SiriusXM - A	3,197	134
First American Financial Corp	155,990	7,973	Shares (a)
Hanover Insurance Group Inc/The	1,643	189	Liberty Media Corp-Liberty SiriusXM - C	4,890	204
Hartford Financial Services Group Inc/The	9,785	527	Shares (a)
Lincoln National Corp	72,330	5,109	Meredith Corp	142,703	7,392
Loews Corp	7,568	397	News Corp - A Shares	17,112	273
Markel Corp (a)	377	426	News Corp - B Shares	4,775	78
Mercury General Corp	1,043	48	Sirius XM Holdings Inc	2,065	13
Old Republic International Corp	9,461	193	TEGNA Inc	7,972	84
Reinsurance Group of America Inc	96,129	14,362	Tribune Media Co	2,977	113
RenaissanceRe Holdings Ltd	1,327	181	Viacom Inc - A Shares	517	18
Torchmark Corp	5,203	451	Viacom Inc - B Shares	14,019	423
Unum Group	198,942	9,625			$12,981
Validus Holdings Ltd	2,811	190	Metal Fabrication & Hardware - 0.63%
Voya Financial Inc	7,836	410	Rexnord Corp (a)	263,100	7,238
Willis Towers Watson PLC	112,233	16,668	Timken Co/The	2,519	108
WR Berkley Corp	2,608	194

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Metal Fabrication & Hardware (continued)			Oil & Gas Services (continued)
Valmont Industries Inc	859	$122	RPC Inc	733	$13
		$7,468			$5,080
Mining - 0.92%			Packaging & Containers - 0.88%
Alcoa Corp (a)	55,082	2,820	Ardagh Group SA	448	9
Freeport-McMoRan Inc	480,423	7,307	Ball Corp	4,237	170
Newmont Mining Corp	14,739	579	Bemis Co Inc	3,251	141
Royal Gold Inc	1,452	129	Crown Holdings Inc (a)	1,084	54
Southern Copper Corp	353	19	Graphic Packaging Holding Co	339,216	4,851
Tahoe Resources Inc	11,166	56	Owens-Illinois Inc (a)	1,377	28
		$10,910	Sealed Air Corp	2,401	105
Miscellaneous Manufacturers - 1.38%			Sonoco Products Co	3,535	181
AptarGroup Inc	1,681	157	WestRock Co	82,650	4,890
Carlisle Cos Inc	1,664	179			$10,429
Crane Co	58,394	4,884	Pharmaceuticals - 1.33%
Donaldson Co Inc	564	25	Agios Pharmaceuticals Inc (a)	125	11
Dover Corp	5,512	511	Cardinal Health Inc	207,727	13,330
Hexcel Corp	1,222	81	Horizon Pharma Plc (a)	116,212	1,539
Ingersoll-Rand PLC	110,432	9,264	Mallinckrodt PLC (a)	3,647	47
ITT Inc	3,375	165	Mylan NV (a)	14,717	570
Parker-Hannifin Corp	494	81	Perrigo Co PLC	3,623	283
Pentair PLC	6,550	441	Premier Inc (a)	1,757	58
Textron Inc	7,316	455			$15,838
Trinity Industries Inc	5,430	173	Pipelines - 0.77%
		$16,416	Cheniere Energy Inc (a)	1,894	110
Office & Business Equipment - 0.35%			ONEOK Inc	135,200	8,142
Pitney Bowes Inc	7,473	76	Targa Resources Corp	9,646	453
Xerox Corp	130,978	4,120	Williams Cos Inc/The	19,498	502
		$4,196			$9,207
Oil & Gas - 6.73%			Real Estate - 0.85%
Andeavor	6,512	901	CBRE Group Inc (a)	205,749	9,322
Antero Resources Corp (a)	4,708	89	Howard Hughes Corp/The (a)	1,382	187
Apache Corp	15,398	631	Jones Lang LaSalle Inc	2,142	363
Cabot Oil & Gas Corp	3,720	89	Realogy Holdings Corp	5,205	129
Centennial Resource Development Inc/DE (a)	5,704	106	VICI Properties Inc	8,239	150
Chesapeake Energy Corp (a)	1,129,782	3,355			$10,151
Cimarex Energy Co	1,141	115	REITs - 7.60%
CNX Resources Corp (a)	8,529	127	AGNC Investment Corp	19,107	361
Concho Resources Inc (a)	4,067	639	Alexandria Real Estate Equities Inc	2,759	344
Continental Resources Inc/OK (a)	1,930	127	American Campus Communities Inc	4,919	192
Devon Energy Corp	690,160	25,074	American Homes 4 Rent	8,898	180
Diamondback Energy Inc	2,076	267	Annaly Capital Management Inc	50,559	524
Energen Corp (a)	5,028	329	Apartment Investment & Management Co	7,321	297
EQT Corp	5,808	292	Apple Hospitality REIT Inc	8,430	152
Gulfport Energy Corp (a)	5,806	54	AvalonBay Communities Inc	5,292	862
Helmerich & Payne Inc	5,177	360	Boston Properties Inc	5,159	626
Hess Corp	7,809	445	Brandywine Realty Trust	6,901	111
HollyFrontier Corp	8,341	506	Brixmor Property Group Inc	11,808	176
Marathon Oil Corp	36,148	660	Camden Property Trust	3,990	341
Marathon Petroleum Corp	180,906	13,551	Chimera Investment Corp	7,813	137
Murphy Oil Corp	6,189	186	Columbia Property Trust Inc	4,928	105
Murphy USA Inc (a)	1,198	75	CoreCivic Inc	4,868	98
Nabors Industries Ltd	11,147	85	Corporate Office Properties Trust	3,814	105
Noble Energy Inc	19,632	664	CubeSmart	2,576	76
Parsley Energy Inc (a)	2,184	66	DCT Industrial Trust Inc	116,054	7,610
Patterson-UTI Energy Inc	7,821	168	Digital Realty Trust Inc	1,335	141
PBF Energy Inc	4,237	162	Douglas Emmett Inc	1,440	54
QEP Resources Inc (a)	8,990	110	Duke Realty Corp	278,904	7,559
Range Resources Corp	8,714	121	Empire State Realty Trust Inc	5,354	93
RSP Permian Inc (a)	1,801	89	EPR Properties	2,467	136
SM Energy Co	4,237	101	Equity Commonwealth (a)	4,586	142
Southwestern Energy Co (a)	23,197	95	Equity LifeStyle Properties Inc	105,700	9,424
Transocean Ltd (a)	15,616	193	Essex Property Trust Inc	1,799	431
Vermilion Energy Inc	498,200	16,844	Extra Space Storage Inc	1,569	140
Whiting Petroleum Corp (a)	133,831	5,463	Federal Realty Investment Trust	1,232	143
WildHorse Resource Development Corp (a)	297,300	7,774	Forest City Realty Trust Inc	9,690	194
WPX Energy Inc (a)	14,371	246	Gaming and Leisure Properties Inc	7,675	263
		$80,159	GGP Inc	16,994	340
Oil & Gas Services - 0.43%			HCP Inc	12,951	302
Baker Hughes a GE Co	11,736	424	Highwoods Properties Inc	67,957	2,991
Mammoth Energy Services Inc (a)	128,000	4,157	Hospitality Properties Trust	6,377	159
National Oilwell Varco Inc	10,493	406	Host Hotels & Resorts Inc	30,790	602
Oceaneering International Inc	3,753	80	Hudson Pacific Properties Inc	5,355	176
			Invitation Homes Inc	8,077	187

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)				Retail (continued)
Iron Mountain Inc	3,276	$111		World Fuel Services Corp	2,824	$61
Kilroy Realty Corp	2,639	189		Yum China Holdings Inc	1,386	59
Kimco Realty Corp	11,305	164				$54,711
Lamar Advertising Co	541	34		Savings & Loans - 0.99%
Liberty Property Trust	149,392	6,248		New York Community Bancorp Inc	975,276	11,586
Life Storage Inc	1,795	159		People's United Financial Inc	9,440	173
Macerich Co/The	3,744	216				$11,759
Medical Properties Trust Inc	14,057	180		Semiconductors - 1.79%
MFA Financial Inc	16,377	123		Cypress Semiconductor Corp	10,786	157
MGM Growth Properties LLC	465,061	13,008		Entegris Inc	120,600	3,883
Mid-America Apartment Communities Inc	4,712	431		Marvell Technology Group Ltd	16,894	339
National Retail Properties Inc	7,578	288		Microchip Technology Inc	198,133	16,576
New Residential Investment Corp	12,966	227		Microsemi Corp (a)	608	39
Omega Healthcare Investors Inc	7,088	184		ON Semiconductor Corp (a)	3,413	76
Outfront Media Inc	4,849	91		Qorvo Inc (a)	1,672	113
Paramount Group Inc	7,714	111		Teradyne Inc	1,881	61
Park Hotels & Resorts Inc	321,595	9,255		Xilinx Inc	369	24
Piedmont Office Realty Trust Inc	5,939	106				$21,268
Prologis Inc	214,478	13,921		Shipbuilding - 0.01%
Rayonier Inc	4,939	184		Huntington Ingalls Industries Inc	470	114
Realty Income Corp	7,777	393
Regency Centers Corp	6,438	379		Software - 1.00%
Retail Properties of America Inc	9,002	104		Akamai Technologies Inc (a)	6,337	454
Senior Housing Properties Trust	9,062	141		Autodesk Inc (a)	1,035	130
SL Green Realty Corp	2,496	244		CA Inc	12,061	420
Spirit Realty Capital Inc	17,530	141		Dun & Bradstreet Corp/The	976	113
Starwood Property Trust Inc	9,957	209		Fidelity National Information Services Inc	5,381	511
STORE Capital Corp	146,058	3,685		Guidewire Software Inc (a)	1,257	106
Sun Communities Inc	2,117	199		Nuance Communications Inc (a)	10,306	152
Tanger Factory Outlet Centers Inc	3,584	79		SS&C Technologies Holdings Inc	1,295	64
Taubman Centers Inc	1,114	62		Synopsys Inc (a)	114,665	9,805
Two Harbors Investment Corp	7,449	114		Zynga Inc (a)	27,187	94
UDR Inc	7,295	264				$11,849
Uniti Group Inc	6,185	111		Telecommunications - 0.18%
Ventas Inc	14,097	725		ARRIS International PLC (a)	6,257	169
VEREIT Inc	26,744	182		CenturyLink Inc	34,028	632
Vornado Realty Trust	4,743	323		CommScope Holding Co Inc (a)	2,578	98
Weingarten Realty Investors	4,796	132		EchoStar Corp (a)	1,668	88
Welltower Inc	10,231	547		GCI Liberty Inc (a)	2,936	131
Weyerhaeuser Co	28,924	1,064		Juniper Networks Inc	10,118	249
WP Carey Inc	5,202	332		LogMeIn Inc	526	58
		$90,434		Motorola Solutions Inc	5,791	636
Retail - 4.60%				Switch Inc	347	5
Advance Auto Parts Inc	116,171	13,295		Telephone & Data Systems Inc	3,394	93
AutoNation Inc (a)	2,205	102		United States Cellular Corp (a)	468	18
AutoZone Inc (a)	111	69
						$2,177
Bed Bath & Beyond Inc	5,103	89		Textiles - 0.03%
Best Buy Co Inc	142,306	10,891		Mohawk Industries Inc (a)	1,595	335
Burlington Stores Inc (a)	1,398	190
Casey's General Stores Inc	1,322	128		Toys, Games & Hobbies - 0.00%
Dick's Sporting Goods Inc	818	27		Hasbro Inc	752	66
Dollar General Corp	173,457	16,744
Dollar Tree Inc (a)	339	33
				Transportation - 1.87%
Foot Locker Inc	4,113	177		Expeditors International of Washington Inc	2,678	171
GameStop Corp	3,801	52		Genesee & Wyoming Inc (a)	2,361	168
Gap Inc/The	9,752	285		Golar LNG Ltd	471,406	15,156
Genuine Parts Co	2,474	219		Kansas City Southern	2,847	303
Kohl's Corp	6,887	428		Kirby Corp (a)	2,014	172
L Brands Inc	121,560	4,243		Old Dominion Freight Line Inc	1,158	155
Macy's Inc	12,815	398		Ryder System Inc	87,878	5,925
Michaels Cos Inc/The (a)	1,207	22
				XPO Logistics Inc (a)	1,602	156
MSC Industrial Direct Co Inc	1,067	92				$22,206
Nu Skin Enterprises Inc	1,331	95
Penske Automotive Group Inc	1,424	64		Water - 0.05%
Qurate Retail Group Inc QVC Group (a)	250,748	5,870		American Water Works Co Inc	4,922	426
Rite Aid Corp (a)	20,120	34		Aqua America Inc	4,866	171
Sally Beauty Holdings Inc (a)	3,271	57				$597
Signet Jewelers Ltd	2,269	88		TOTAL COMMON STOCKS		$1,164,782
Tapestry Inc	6,530	351
Tiffany & Co	2,967	305
Urban Outfitters Inc (a)	3,032	122
Williams-Sonoma Inc	2,524	121

See accompanying notes.

		Schedule of Investments
MidCap Value Fund III
April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 2.17%	Shares Held	Value (000's)
Money Market Funds - 2.17%
Principal Government Money Market Fund	25,767,176	$25,767
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES		$25,767
Total Investments		$1,190,549
Other Assets and Liabilities - (0.04)%		$(424)
TOTAL NET ASSETS - 100.00%		$1,190,125

(a) Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		31.65%
Consumer, Cyclical		14.68%
Industrial		13.95%
Consumer, Non-cyclical		11.18%
Energy		7.95%
Utilities		7.70%
Basic Materials		5.15%
Technology		4.24%
Investment Companies		2.17%
Communications		1.37%
Other Assets and Liabilities		(0.04)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$222,438	$196,671		$25,767
		$—		$222,438	$196,671		$25,767

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$192		$—			$—	$—
	$192		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2018	Long		148	$27,707			$(71)
Total							$(71)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments Money Market Fund April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 3.91%	Shares Held	Value (000's)		Principal
Money Market Funds - 3.91%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Deutsche Government Money Market Series	5,170,000	$5,170	Minnesota - 0.78%
1.65%(a)			City of St Paul MN (credit support from
Goldman Sachs Financial Square Funds -	4,600,000	4,600	Wells Fargo)
Government Fund 1.62%(a)			1.78%, 05/07/2018(c),(d)	$3,800	$3,800
Morgan Stanley Institutional Liquidity Funds -	4,580,000	4,580
Government Portfolio 1.62%(a)			TOTAL MUNICIPAL BONDS		$39,279
STIT-Government & Agency Portfolio	4,570,000	4,570		Principal
1.66%(a)			COMMERCIAL PAPER - 75.91%	Amount (000's)	Value (000's)
		$18,920	Aerospace & Defense - 1.53%
TOTAL INVESTMENT COMPANIES		$18,920	General Dynamics Corp
	Principal		2.07%, 06/13/2018(b)	$4,400	$4,389
BONDS - 5.35%	Amount (000's)	Value (000's)	2.10%, 05/16/2018(b)	3,000	2,997
Automobile Asset Backed Securities - 1.27%					$7,386
AmeriCredit Automobile Receivables Trust			Agriculture - 1.24%
2017-4			Archer-Daniels-Midland Co
1.45%, 11/19/2018	$212	$212	1.90%, 05/01/2018(b)	3,000	3,000
Drive Auto Receivables Trust 2018-1			Philip Morris International Inc
1.91%, 03/15/2019	1,263	1,263	1.72%, 05/01/2018(b)	3,000	3,000
Enterprise Fleet Financing LLC					$6,000
1.50%, 07/20/2018 (b)	70	70	Automobile Manufacturers - 4.05%
GM Financial Consumer Automobile			American Honda Finance Corp (credit support
Receivables Trust 2017-3			from Honda Motor Company)
1.39%, 10/16/2018 (b)	43	43	2.00%, 05/29/2018(d)	5,000	4,992
Santander Drive Auto Receivables Trust 2018-			Nissan Motor Acceptance Corp
1			1.94%, 05/14/2018(b)	1,100	1,099
1.83%, 02/15/2019	1,540	1,541	2.02%, 05/31/2018(b)	4,050	4,043
Santander Drive Auto Receivables Trust 2018-			Toyota Credit Canada Inc (credit support
2			from Toyota Financial Services)
2.35%, 04/15/2019	3,000	3,000	1.94%, 05/23/2018(d)	4,500	4,495
		$6,129	Toyota Motor Credit Corp
Diversified Financial Services - 2.43%			2.30%, 06/28/2018	5,000	4,982
Corporate Finance Managers Inc					$19,611
1.89%, 05/07/2018 (c)	2,775	2,775	Banks - 28.58%
MetLife Inc			Bank of Nova Scotia/The
2.13%, 08/17/2018	9,000	9,000	1.75%, 05/09/2018(b),(e)	3,500	3,499
		$11,775	2.20%, 06/21/2018(b),(e)	5,000	4,984
Insurance - 1.65%			2.24%, 06/25/2018(b),(e)	1,000	997
New York Life Global Funding Company			CAFCO LLC
1.77%, 07/20/2018	8,000	8,000	2.15%, 06/05/2018(b)	5,000	4,989
			Credit Suisse AG/New York NY
TOTAL BONDS		$25,904	1.79%, 05/11/2018	880	880
	Principal		1.80%, 05/08/2018	1,000	1,000
MUNICIPAL BONDS - 8.12%	Amount (000's)	Value (000's)	2.09%, 06/01/2018	5,000	4,991
California - 0.77%			DBS Bank Ltd
Kern Water Bank Authority (credit support			1.79%, 05/22/2018(b),(e)	4,000	3,996
from Wells Fargo)			1.90%, 05/15/2018(b),(e)	3,500	3,497
1.80%, 05/07/2018 (c),(d)	$3,734	$3,734	2.11%, 06/11/2018(b),(e)	4,000	3,990
			ING U.S. Funding (credit support from ING
Colorado - 3.13%
City of Colorado Springs CO Utilities System			Bank) 1.73%, 05/01/2018(d)	5,000	5,000
Revenue (credit support from Mizuho Bank			1.75%, 05/11/2018(d)	2,900	2,899
LTD)			Kreditanstalt fuer Wiederaufbau (credit
1.80%, 05/07/2018 (c),(d)	7,000	7,000	support from Republic of Germany)
Colorado Housing & Finance			2.05%, 07/12/2018(b),(d),(e)	890	886
Authority (credit support from Federal Home			Manhattan Asset Funding Co LLC
Loan Bank)			1.72%, 05/04/2018(b)	3,000	3,000
1.92%, 05/07/2018 (c),(d)	7,510	7,510	1.72%, 05/07/2018(b)	3,500	3,499
County of Kit Carson CO (credit support from			2.10%, 05/14/2018(b)	4,000	3,997
Wells Fargo)			Mizuho Bank Ltd/NY
1.90%, 05/07/2018 (c),(d)	620	620	2.15%, 06/06/2018(b)	3,000	2,994
			2.30%, 07/06/2018(b)	4,000	3,983
		$15,130
Illinois - 1.80%			MUFG Bank Ltd/New York NY
Memorial Health System/IL (credit support			2.28%, 06/20/2018	4,500	4,486
from JP Morgan Chase & Co)			2.30%, 07/05/2018	3,500	3,485
1.90%, 05/07/2018 (c),(d)	8,700	8,700	2.31%, 07/09/2018	3,700	3,684
			Natixis SA/New York NY
Maryland - 1.64%			1.68%, 05/01/2018	6,000	6,000
City of Baltimore MD (credit support from			2.27%, 07/06/2018	4,000	3,983
State Street Bank & Trust)			Nordea Bank AB
1.79%, 05/07/2018 (c),(d)	7,915	7,915	2.10%, 05/29/2018(b),(e)	2,950	2,945
			Oversea-Chinese Banking Corp Ltd
			1.90%, 05/14/2018(b),(e)	4,000	3,997
			2.10%, 05/25/2018(b),(e)	1,460	1,458

See accompanying notes.

Schedule of Investments
Money Market Fund
April 30, 2018 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Banks (continued)			Diversified Financial Services (continued)
Royal Bank of Canada			Regency Markets No. 1 LLC
2.24%, 06/18/2018 (e)	$5,000	$4,985	1.75%, 05/08/2018(b)	$3,000	$2,999
2.26%, 06/19/2018 (e)	4,000	3,988	1.92%, 05/15/2018(b)	2,700	2,698
Sheffield Receivables Co LLC			River Fuel Trust No 1 (credit support from
2.00%, 05/24/2018 (b)	4,000	3,995	Bank of Nova Scotia)
2.05%, 05/21/2018 (b)	3,000	2,997	2.50%, 06/15/2018(b),(d)	3,000	2,991
2.23%, 06/12/2018 (b)	4,000	3,990	Thunder Bay Funding LLC
Skandinaviska Enskilda Banken AB			2.23%, 06/21/2018(b)	2,840	2,831
2.26%, 06/20/2018 (b),(e)	4,000	3,987			$93,084
2.30%, 07/20/2018 (b),(e)	3,000	2,985	Electric - 2.39%
Standard Chartered Bank/New York			Engie SA
2.02%, 05/01/2018 (b)	1,400	1,400	2.00%, 06/14/2018(b)	3,600	3,591
2.05%, 06/15/2018 (b)	4,000	3,990	2.05%, 06/15/2018(b)	4,000	3,990
Sumitomo Mitsui Banking Corp			2.07%, 06/22/2018(b)	4,000	3,988
1.92%, 05/21/2018 (b),(e)	1,440	1,438			$11,569
2.02%, 06/04/2018 (b),(e)	4,000	3,992	Gas - 1.03%
2.18%, 06/06/2018 (b),(e)	4,000	3,991	ONE Gas Inc
2.30%, 07/06/2018 (b),(e)	1,400	1,394	1.73%, 05/03/2018(b)	5,000	5,000
United Overseas Bank Ltd
2.15%, 06/05/2018 (b),(e)	3,000	2,994	Healthcare - Services - 2.27%
2.30%, 07/02/2018 (b),(e)	3,000	2,988	UnitedHealth Group Inc
		$138,233	1.94%, 05/02/2018(b)	4,000	4,000
Beverages - 2.27%			2.08%, 05/18/2018(b)	7,000	6,993
Brown-Forman Corp					$10,993
1.98%, 05/30/2018 (b)	3,000	2,995	Insurance - 1.58%
1.99%, 05/18/2018 (b)	4,000	3,996	Nationwide Life Insurance Co
1.99%, 05/21/2018 (b)	4,000	3,996	1.82%, 05/02/2018(b)	3,645	3,645
		$10,987	1.90%, 05/22/2018(b)	4,000	3,995
Chemicals - 1.00%					$7,640
BASF SE			Machinery - Construction & Mining - 1.92%
1.80%, 05/04/2018 (b)	4,000	3,999	Caterpillar Financial Services Corp (credit
1.85%, 05/01/2018 (b)	830	830	support from Caterpillar Inc)
		$4,829	1.93%, 05/01/2018(d)	4,500	4,500
Diversified Financial Services - 19.24%			2.12%, 06/07/2018(d)	4,800	4,790
Anglesea Funding LLC					$9,290
1.76%, 05/04/2018 (b)	4,000	3,999	Machinery - Diversified - 2.35%
Collateralized Commercial Paper Co			John Deere Capital Corp
LLC (credit support from JP Morgan Chase &			2.10%, 06/27/2018(b)	4,000	3,987
Co)			2.14%, 07/17/2018(b)	3,400	3,384
2.10%, 06/04/2018 (d)	3,000	2,994	John Deere Financial Inc (credit support from
CRC Funding LLC			John Deere Capital)
2.05%, 06/14/2018 (b)	3,000	2,992	2.03%, 05/23/2018(b),(d)	4,000	3,995
DCAT LLC					$11,366
1.80%, 05/10/2018	2,240	2,239	Miscellaneous Manufacturers - 1.55%
2.07%, 05/21/2018	4,200	4,195	General Electric Co
Fairway Finance Co LLC			1.90%, 06/04/2018	3,500	3,494
2.28%, 07/11/2018 (b)	4,000	3,982
2.29%, 07/03/2018 (b)	4,000	3,984	2.21%, 06/29/2018	4,000	3,985
					$7,479
Gotham Funding Corp			Pharmaceuticals - 0.83%
1.90%, 05/07/2018 (b)	3,500	3,499
2.01%, 05/25/2018 (b)	4,000	3,995	Merck & Co Inc
			1.65%, 05/01/2018(b)	4,000	4,000
2.28%, 07/24/2018 (b)	4,000	3,979
Intercontinental Exchange Inc			REITs - 0.98%
1.78%, 05/03/2018 (b)	4,000	4,000
1.78%, 05/07/2018 (b)	3,500	3,499	Simon Property Group LP
			1.77%, 05/07/2018(b)	760	760
1.80%, 05/04/2018 (b)	4,000	3,999
			1.93%, 05/22/2018(b)	4,000	3,995
JP Morgan Securities LLC					$4,755
1.85%, 05/02/2018	7,250	7,250
2.20%, 06/13/2018	4,000	3,989	Retail - 0.72%
			Walmart Inc
Liberty Street Funding LLC (credit support			1.77%, 05/07/2018(b)	3,500	3,499
from Bank of Nova Scotia)
2.30%, 07/11/2018 (b),(d)	900	896
Liberty Street Funding LLC			Telecommunications - 2.38%
1.76%, 05/09/2018 (b)	3,000	2,999	Telstra Corp Ltd
			1.78%, 05/03/2018(b)	5,000	4,999
1.90%, 05/08/2018 (b)	3,500	3,499
			1.90%, 05/23/2018(b)	3,000	2,997
2.22%, 06/14/2018 (b)	4,000	3,989
			2.00%, 06/18/2018(b)	3,500	3,491
Nieuw Amsterdam Receivables Corp
1.94%, 05/10/2018 (b)	5,000	4,997			$11,487
2.01%, 05/11/2018 (b)	1,760	1,759	TOTAL COMMERCIAL PAPER		$367,208
2.15%, 07/09/2018 (b)	2,230	2,221
2.17%, 07/06/2018 (b)	2,620	2,610

See accompanying notes.

		Schedule of Investments
		Money Market Fund
		April 30, 2018 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 6.62%	Amount (000's)	Value (000's)
Banks - 6.62%
Barclays Capital Repurchase Agreement;	$16,001	$16,000
1.72% dated 04/30/2018 maturing
05/01/2018 (collateralized by US
Government Securities; $16,320,068;
0.00% - 2.00%; dated 05/31/2024 -
11/15/2024)
Merrill Lynch Repurchase Agreement; 1.72%	16,001	16,000
dated 04/30/2018 maturing 05/01/2018
(collateralized by US Government
Securities; $16,320,013; 0.00%; dated
01/26/2027 - 03/23/2038)
		$32,000
TOTAL REPURCHASE AGREEMENTS		$32,000
Total Investments		$483,311
Other Assets and Liabilities - 0.09%		$447
TOTAL NET ASSETS - 100.00%		$483,758

(a)	Current yield shown is as of period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $270,035 or 55.82% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	61.08%
Insured	8.12%
Industrial	7.35%
Consumer, Non-cyclical	6.61%
Consumer, Cyclical	4.77%
Investment Companies	3.91%
Utilities	3.42%
Communications	2.38%
Asset Backed Securities	1.27%
Basic Materials	1.00%
Other Assets and Liabilities	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Overseas Fund
April 30, 2018 (unaudited)

COMMON STOCKS - 94.90%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.06%			Banks (continued)
Publicis Groupe SA	10,479	$784	CIMB Group Holdings Bhd	12,584,100	$22,934
WPP PLC	64,018	1,098	Commonwealth Bank of Australia	88,849	4,784
		$1,882	Credit Agricole SA	69,366	1,142
Aerospace & Defense - 2.54%			Credit Suisse Group AG (a)	1,861,328	31,393
Airbus SE	393,093	46,142	Danske Bank A/S	45,665	1,589
BAE Systems PLC	161,503	1,355	Deutsche Bank AG	104,878	1,434
Cobham PLC (a)	11,749,231	18,557	DNB ASA	59,547	1,114
Kawasaki Heavy Industries Ltd	12,400	415	Erste Group Bank AG	541,881	26,499
Rolls-Royce Holdings PLC (a)	1,720,308	19,868	Hachijuni Bank Ltd/The	33,600	177
		$86,337	Hang Seng Bank Ltd	43,200	1,094
Agriculture - 3.10%			HSBC Holdings PLC	1,013,570	10,091
British American Tobacco PLC	1,077,383	59,092	ING Groep NV	672,968	11,340
Golden Agri-Resources Ltd	584,200	151	Intesa Sanpaolo SpA	77,175	306
Imperial Brands PLC	727,205	26,020	Intesa Sanpaolo SpA	821,380	3,124
Japan Tobacco Inc	748,600	20,123	Investec PLC	55,164	436
		$105,386	Japan Post Bank Co Ltd	33,400	454
Airlines - 1.29%			KBC Group NV	15,284	1,329
Deutsche Lufthansa AG	6,810	198	Lloyds Banking Group PLC	24,457,036	21,692
easyJet PLC	13,147	287	Mediobanca Banca di Credito Finanziario SpA	33,123	401
International Consolidated Airlines Group SA	17,666	152	Mitsubishi UFJ Financial Group Inc	680,300	4,559
Japan Airlines Co Ltd	1,088,500	42,957	Mizrahi Tefahot Bank Ltd	11,540	211
Singapore Airlines Ltd	44,600	364	Mizuho Financial Group Inc	1,376,100	2,490
		$43,958	National Australia Bank Ltd	172,168	3,743
Apparel - 0.59%			Natixis SA	77,512	637
Gildan Activewear Inc	687,027	20,012	Nordea Bank AB	153,973	1,566
Yue Yuen Industrial Holdings Ltd	61,000	173	Oversea-Chinese Banking Corp Ltd	62,200	642
			Resona Holdings Inc	3,175,600	18,044
		$20,185	Royal Bank of Scotland Group PLC (a)	181,920	674
Automobile Manufacturers - 1.50%			Seven Bank Ltd	4,763,200	15,992
Bayerische Motoren Werke AG	19,076	2,121	Shinsei Bank Ltd	13,500	210
Daimler AG	55,479	4,362	Skandinaviska Enskilda Banken AB	76,878	722
Fiat Chrysler Automobiles NV (a)	1,136,116	25,243
			Societe Generale SA	38,938	2,131
Honda Motor Co Ltd	98,800	3,397	Sumitomo Mitsui Financial Group Inc	632,500	26,362
Isuzu Motors Ltd	29,600	452	Sumitomo Mitsui Trust Holdings Inc	16,907	717
Mazda Motor Corp	47,000	654	Svenska Handelsbanken AB	77,288	862
Mitsubishi Motors Corp	55,100	410	Swedbank AB	45,833	996
Nissan Motor Co Ltd	133,300	1,402	UBS Group AG (a)	185,528	3,114
Peugeot SA	31,485	775	UniCredit SpA	2,071,449	44,909
Renault SA	11,075	1,200	United Overseas Bank Ltd	1,514,500	34,295
Subaru Corp	20,200	678	Westpac Banking Corp	172,067	3,696
Toyota Motor Corp	150,010	9,837	Yamaguchi Financial Group Inc	16,000	200
Volkswagen AG	2,685	547			$457,034
		$51,078	Beverages - 1.30%
Automobile Parts & Equipment - 0.17%			Coca-Cola Amatil Ltd	44,719	312
Aisin Seiki Co Ltd	7,300	395	Coca-Cola Bottlers Japan Holdings Inc	5,100	219
Bridgestone Corp	33,100	1,384	Coca-Cola European Partners PLC	566,208	22,195
Cie Generale des Etablissements Michelin	9,868	1,388	Diageo PLC	579,597	20,677
SCA			Kirin Holdings Co Ltd	24,600	691
GKN PLC	91,937	584
JTEKT Corp	18,400	298			$44,094
NOK Corp	2,800	57	Building Materials - 1.03%
Sumitomo Electric Industries Ltd	38,300	586	Asahi Glass Co Ltd	16,600	689
Toyoda Gosei Co Ltd	1,800	45	CRH PLC	530,168	18,816
Toyota Industries Corp	13,300	784	Fletcher Building Ltd	70,510	312
			LafargeHolcim Ltd (a)	23,096	1,283
Yokohama Rubber Co Ltd/The	9,800	231
		$5,752	Sumitomo Osaka Cement Co Ltd	2,941,100	13,465
			Taiheiyo Cement Corp	9,900	374
Banks - 13.43%
ABN AMRO Group NV (b)	25,774	799			$34,939
Aozora Bank Ltd	9,700	391	Chemicals - 6.71%
Australia & New Zealand Banking Group Ltd	188,315	3,786	Air Liquide SA	207,461	26,965
Banco Bilbao Vizcaya Argentaria SA	338,359	2,738	Akzo Nobel NV	433,801	39,284
Banco de Sabadell SA	10,654,383	20,849	BASF SE	521,889	54,299
Banco Santander SA	983,167	6,352	Daicel Corp	23,100	266
Bank Leumi Le-Israel BM	41,926	247	Givaudan SA	7,359	16,381
Bank of East Asia Ltd/The	102,200	449	Johnson Matthey PLC	53,147	2,402
Bank of Ireland Group PLC	1,911,994	17,153	JSR Corp	15,800	298
Bank of Kyoto Ltd/The	5,000	301	Kaneka Corp	23,000	227
Bank of Queensland Ltd	32,420	244	Linde AG	388,843	86,142
Barclays PLC	17,947,672	51,171	Mitsubishi Chemical Holdings Corp	80,300	760
Bendigo & Adelaide Bank Ltd	39,703	316	Mitsubishi Gas Chemical Co Inc	7,300	171
BNP Paribas SA	347,519	26,828	Mitsui Chemicals Inc	15,200	436
BOC Hong Kong Holdings Ltd	136,300	705	Solvay SA	3,758	523
CaixaBank SA	2,351,264	11,434	Teijin Ltd	7,700	145
Canadian Imperial Bank of Commerce	59,313	5,166			$228,299

See accompanying notes.

Schedule of Investments
Overseas Fund
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services - 1.29%			Engineering & Construction (continued)
Abertis Infraestructuras SA	39,538	$872	Obayashi Corp	53,600	$617
AerCap Holdings NV (a)	5,531	288	Taisei Corp	16,800	906
Atlantia SpA	18,794	622	Vinci SA	28,933	2,893
Babcock International Group PLC	1,637,381	16,527			$20,366
China Merchants Port Holdings Co Ltd	4,720,151	10,547	Entertainment - 0.02%
Cielo SA	2,468,047	13,548	Tabcorp Holdings Ltd	158,041	520
Dai Nippon Printing Co Ltd	21,400	461
Randstad NV	9,812	631	Environmental Control - 0.00%
Toppan Printing Co Ltd	43,000	360	Kurita Water Industries Ltd	2,800	91
		$43,856
Distribution & Wholesale - 1.53%			Food - 0.87%
ITOCHU Corp	84,400	1,688	Aryzta AG (a)	982,183	20,700
Li & Fung Ltd	490,000	246	Carrefour SA	29,369	603
Marubeni Corp	93,500	702	First Pacific Co Ltd/Hong Kong	178,000	91
Mitsubishi Corp	85,200	2,349	ICA Gruppen AB	6,659	207
Mitsui & Co Ltd	96,200	1,734	J Sainsbury PLC	135,931	577
Rexel SA	25,105	389	Koninklijke Ahold Delhaize NV	75,054	1,811
Sumitomo Corp	1,738,400	31,206	Nestle SA	63,804	4,943
Toyota Tsusho Corp	17,500	628	Nisshin Seifun Group Inc	5,600	122
Travis Perkins PLC	747,132	13,010	Wm Morrison Supermarkets PLC	185,086	617
		$51,952	Yamazaki Baking Co Ltd	3,800	83
Diversified Financial Services - 1.56%					$29,754
Credit Saison Co Ltd	12,900	231	Food Service - 0.33%
Daiwa Securities Group Inc	93,000	570	Elior Group SA (b)	555,938	11,352
Julius Baer Group Ltd (a)	11,982	711
Mebuki Financial Group Inc	82,860	322	Forest Products & Paper - 0.06%
Mitsubishi UFJ Lease & Finance Co Ltd	37,000	235	Stora Enso OYJ	45,374	895
Nomura Holdings Inc	207,300	1,194	UPM-Kymmene OYJ	30,345	1,083
ORIX Corp	1,202,400	21,089			$1,978
Samsung Securities Co Ltd	305,970	10,523	Gas - 0.70%
Schroders PLC	10,236	463	Centrica PLC	314,117	663
Standard Life Aberdeen PLC	3,511,331	17,567	Enagas SA	625,958	18,194
		$52,905	Gas Natural SDG SA	28,842	727
Electric - 4.23%			National Grid PLC	190,682	2,206
AusNet Services	149,403	193	Osaka Gas Co Ltd	31,000	668
Chubu Electric Power Co Inc	53,200	834	Snam SpA	115,028	552
CLP Holdings Ltd	93,000	966	Tokyo Gas Co Ltd	32,100	862
EDP - Energias de Portugal SA	195,736	726			$23,872
Electric Power Development Co Ltd	12,100	329	Hand & Machine Tools - 0.64%
Electricite de France SA	47,558	667	Fuji Electric Co Ltd	3,073,000	21,918
Endesa SA	26,287	613
Enel SpA	4,604,031	29,207	Healthcare - Services - 0.01%
Engie SA	2,355,819	41,325	Healthscope Ltd	143,681	262
Fortum OYJ	892,181	20,522
HK Electric Investments & HK Electric	219,000	204	Holding Companies - Diversified - 0.13%
Investments Ltd (b)			Bollore SA	35,489	176
Iberdrola SA	327,550	2,531	CK Hutchison Holdings Ltd	152,500	1,803
Kansai Electric Power Co Inc/The	58,200	814	Jardine Matheson Holdings Ltd	12,233	741
Mercury NZ Ltd	36,304	81	Keppel Corp Ltd	119,700	734
Meridian Energy Ltd	106,060	219	NWS Holdings Ltd	128,000	253
Power Assets Holdings Ltd	78,000	580	Swire Pacific Ltd	41,000	405
Red Electrica Corp SA	255,292	5,318	Wharf Holdings Ltd/The	100,000	333
SSE PLC	1,927,905	36,589			$4,445
Terna Rete Elettrica Nazionale SpA	115,873	695	Home Builders - 0.10%
Tohoku Electric Power Co Inc	37,400	483	Barratt Developments PLC	54,312	416
Tokyo Electric Power Co Holdings Inc (a)	119,600	569
			Berkeley Group Holdings PLC	10,593	593
Uniper SE	16,657	515	Persimmon PLC	12,771	477
		$143,980	Sekisui Chemical Co Ltd	32,900	582
Electrical Components & Equipment - 1.24%			Sekisui House Ltd	33,600	616
Schneider Electric SE	466,133	42,252	Taylor Wimpey PLC	269,466	710
					$3,394
Electronics - 1.00%			Insurance - 6.30%
Koninklijke Philips NV	769,857	32,585	Aegon NV	108,533	795
Kyocera Corp	18,200	1,163	Ageas	15,519	830
Nippon Electric Glass Co Ltd	6,900	199	Allianz SE	27,179	6,428
Yokogawa Electric Corp	6,600	145	AMP Ltd	4,523,339	13,693
		$34,092	Assicurazioni Generali SpA	76,128	1,536
Engineering & Construction - 0.60%			Aviva PLC	5,701,367	41,424
ACS Actividades de Construccion y Servicios	19,694	830	AXA SA	118,278	3,383
SA			CNP Assurances	14,204	364
Balfour Beatty PLC	3,411,791	13,778	Dai-ichi Life Holdings Inc	61,400	1,219
Bouygues SA	12,319	629	Direct Line Insurance Group PLC	113,239	582
Kajima Corp	74,000	713	Hannover Rueck SE	4,967	698

See accompanying notes.

Schedule of Investments
Overseas Fund
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Insurance (continued)			Mining (continued)
Insurance Australia Group Ltd	151,783	$899	Rio Tinto PLC	69,226	$3,773
Japan Post Holdings Co Ltd	90,000	1,094	South32 Ltd	293,087	813
Legal & General Group PLC	363,028	1,345	Sumitomo Metal Mining Co Ltd	13,200	563
Manulife Financial Corp	2,190,957	41,347			$28,879
MS&AD Insurance Group Holdings Inc	24,200	815	Miscellaneous Manufacturers - 0.89%
Muenchener Rueckversicherungs-Gesellschaft	7,858	1,798	Alfa Laval AB	371,126	9,181
AG in Muenchen			FUJIFILM Holdings Corp	23,100	929
NN Group NV	18,685	895	Orica Ltd	10,700	159
Old Mutual PLC	300,536	1,035	Siemens AG	153,459	19,489
Poste Italiane SpA (b)	43,026	420	Smiths Group PLC	16,368	359
Prudential PLC	1,464,694	37,663			$30,117
QBE Insurance Group Ltd	68,944	515	Office & Business Equipment - 0.07%
Sampo Oyj	27,241	1,473	Canon Inc	60,200	2,071
Sompo Holdings Inc	696,900	29,180	Konica Minolta Inc	39,400	338
Suncorp Group Ltd	65,423	688			$2,409
Swiss Life Holding AG (a)	1,648	576
			Oil & Gas - 7.94%
Swiss Re AG	19,163	1,826	BP PLC	8,134,804	60,426
Tokio Marine Holdings Inc	38,300	1,808	Caltex Australia Ltd	7,553	176
Zurich Insurance Group AG (a)	62,785	20,056
			Ecopetrol SA ADR	1,575,886	34,796
		$214,385	Encana Corp	2,919,187	36,355
Internet - 1.21%			Eni SpA	1,581,421	30,914
Baidu Inc ADR(a)	161,778	40,590	Idemitsu Kosan Co Ltd	11,100	434
SBI Holdings Inc/Japan	16,700	421	Inpex Corp	1,684,500	21,534
		$41,011	JXTG Holdings Inc	173,410	1,130
Investment Companies - 0.02%			Neste Oyj	10,560	889
BGP Holdings PLC (a),(c),(d)	738,711	—	OMV AG	12,130	751
Eurazeo SA	1,796	158	Repsol SA	63,530	1,212
EXOR NV	8,974	665	Royal Dutch Shell PLC - A Shares	300,948	10,470
		$823	Royal Dutch Shell PLC - B Shares	1,716,334	61,272
Iron & Steel - 0.10%			Showa Shell Sekiyu KK	15,500	219
ArcelorMittal	18,970	643	Statoil ASA	76,618	1,959
Fortescue Metals Group Ltd	128,851	437	TOTAL SA	121,769	7,653
JFE Holdings Inc	29,400	603			$270,190
Kobe Steel Ltd	25,600	263	Oil & Gas Services - 0.73%
Nippon Steel & Sumitomo Metal Corp	42,800	931	Oceaneering International Inc	1,174,491	24,946
voestalpine AG	9,488	501
		$3,378	Packaging & Containers - 0.56%
Leisure Products & Services - 0.55%			RPC Group PLC	1,750,275	18,992
Carnival PLC	279,653	18,176	Toyo Seikan Group Holdings Ltd	13,500	213
TUI AG	18,219	412			$19,205
		$18,588	Pharmaceuticals - 9.21%
Lodging - 0.66%			Alfresa Holdings Corp	15,600	344
Accor SA	10,098	571	AstraZeneca PLC	610,060	42,706
Sands China Ltd	157,600	911	Bayer AG	256,377	30,642
SJM Holdings Ltd	21,108,083	21,142	Daiichi Sankyo Co Ltd	31,900	1,092
		$22,624	Eisai Co Ltd	14,300	959
Machinery - Construction & Mining - 2.19%			GlaxoSmithKline PLC	3,650,184	73,213
ABB Ltd	2,025,897	47,235	Hisamitsu Pharmaceutical Co Inc	2,500	194
Hitachi Ltd	3,518,800	25,682	Medipal Holdings Corp	14,100	302
Mitsubishi Electric Corp	108,900	1,670	Mitsubishi Tanabe Pharma Corp	18,400	349
		$74,587	Novartis AG	693,477	53,380
Machinery - Diversified - 1.31%			Otsuka Holdings Co Ltd	14,300	748
Amada Holdings Co Ltd	18,300	220	Roche Holding AG	159,384	35,413
CNH Industrial NV	2,022,675	24,888	Sanofi	404,936	32,015
GEA Group AG	476,674	18,611	Sumitomo Dainippon Pharma Co Ltd	8,300	151
Mitsubishi Heavy Industries Ltd	18,000	711	Suzuken Co Ltd/Aichi Japan	3,900	168
		$44,430	Taisho Pharmaceutical Holdings Co Ltd	2,600	249
Media - 0.48%			Takeda Pharmaceutical Co Ltd	964,900	40,632
ITV PLC	6,890,093	14,334	Teva Pharmaceutical Industries Ltd ADR	46,202	831
Pearson PLC	66,459	762			$313,388
ProSiebenSat.1 Media SE	19,188	696	Pipelines - 0.76%
RTL Group SA	3,203	264	Koninklijke Vopak NV	524,715	25,876
Singapore Press Holdings Ltd	132,400	270
		$16,326	Private Equity - 0.02%
Metal Fabrication & Hardware - 0.03%			3i Group PLC	59,278	765
NSK Ltd	31,900	427
SKF AB	31,261	633	Real Estate - 0.32%
		$1,060	CapitaLand Ltd	212,100	598
Mining - 0.85%			CK Asset Holdings Ltd	72,500	626
Anglo American PLC	76,192	1,793	Hang Lung Properties Ltd	167,000	395
BHP Billiton PLC	1,015,670	21,657	Henderson Land Development Co Ltd	98,800	626
Mitsubishi Materials Corp	9,200	280	Hongkong Land Holdings Ltd	97,307	703
			Hysan Development Co Ltd	51,000	297

See accompanying notes.

Schedule of Investments
Overseas Fund
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)		Shares Held	Value (000's)
Real Estate (continued)			Telecommunications (continued)
Kerry Properties Ltd	53,500	$256	SK Telecom Co Ltd		178,855	$38,215
Mitsubishi Estate Co Ltd	36,200	661	Spark New Zealand Ltd		151,691	368
Mitsui Fudosan Co Ltd	50,200	1,286	Swisscom AG		1,601	768
New World Development Co Ltd	486,285	713	TDC A/S (a)		66,872	544
Nomura Real Estate Holdings Inc	10,300	255	Telecom Italia SpA/Milano (a)		578,004	570
Sino Land Co Ltd	260,000	449	Telefonica SA		236,876	2,414
Sun Hung Kai Properties Ltd	82,383	1,327	Telenor ASA		46,477	1,029
Tokyo Tatemono Co Ltd	17,000	259	Telia Co AB		142,673	703
Tokyu Fudosan Holdings Corp	42,300	333	Telstra Corp Ltd		211,233	502
UOL Group Ltd	41,500	274	TPG Telecom Ltd		29,990	126
Vonovia SE	29,559	1,481	Vodafone Group PLC		12,634,104	36,869
Wheelock & Co Ltd	43,000	319				$218,930
		$10,858	Transportation - 3.07%
REITs - 0.34%			Canadian Pacific Railway Ltd		195,360	35,647
Ascendas Real Estate Investment Trust	205,800	413	Central Japan Railway Co		8,100	1,623
British Land Co PLC/The	78,564	725	East Japan Railway Co		457,300	43,932
CapitaLand Commercial Trust	207,900	284	Hankyu Hanshin Holdings Inc		9,900	389
CapitaLand Mall Trust	204,400	323	Kamigumi Co Ltd		9,600	216
Dexus	83,790	596	Keio Corp		3,300	151
Fonciere Des Regions	2,752	308	MTR Corp Ltd		43,000	241
Gecina SA	4,024	697	Nagoya Railroad Co Ltd		7,500	196
GPT Group/The	149,106	541	Nippon Express Co Ltd		6,600	499
Japan Prime Realty Investment Corp	70	254	Royal Mail PLC		74,484	594
Japan Real Estate Investment Corp	103	534	Seibu Holdings Inc		1,215,200	20,489
Japan Retail Fund Investment Corp	221	414	Tobu Railway Co Ltd		8,000	255
Klepierre SA	18,123	742	Tokyu Corp		15,300	257
Mirvac Group	199,627	335				$104,489
Nippon Building Fund Inc	111	624	TOTAL COMMON STOCKS			$3,228,785
Nomura Real Estate Master Fund Inc	309	432	INVESTMENT COMPANIES - 2.15%		Shares Held	Value (000's)
Scentre Group	341,339	1,032	Money Market Funds - 2.15%
Segro PLC	82,720	734	Principal Government Money Market Fund		73,082,054	73,082
Suntec Real Estate Investment Trust	208,200	306	1.55%(e),(f)
Unibail-Rodamco SE	6,080	1,459
United Urban Investment Corp	252	387	TOTAL INVESTMENT COMPANIES			$73,082
Vicinity Centres	271,019	496	PREFERRED STOCKS - 2.21%		Shares Held	Value (000's)
		$11,636	Automobile Manufacturers - 2.21%
Retail - 1.94%			Bayerische Motoren Werke AG	4.02%	4,561	$440
Aeon Co Ltd	25,300	505	Porsche Automobil Holding SE	1.76%	8,234	700
Cie Financiere Richemont SA	195,726	18,605	Volkswagen AG 3.96%		358,993	74,037
FamilyMart UNY Holdings Co Ltd	3,400	331				$75,177
Greene King PLC	2,347,642	17,638	TOTAL PREFERRED STOCKS			$75,177
Harvey Norman Holdings Ltd	46,059	121	Total Investments			$3,377,044
HUGO BOSS AG	283,960	26,620	Other Assets and Liabilities - 0.74%			$25,127
J Front Retailing Co Ltd	20,100	326
Kingfisher PLC	109,839	458	TOTAL NET ASSETS - 100.00%			$3,402,171
Next PLC	12,040	870
Swatch Group AG/The	3,004	268	(a) Non-income producing security
Takashimaya Co Ltd	24,000	206	(b)	Security exempt from registration under Rule 144A of the Securities Act of
		$65,948	1933. These securities may be resold in transactions exempt from
Semiconductors - 1.48%			registration, normally to qualified institutional buyers. At the end of the
MediaTek Inc	1,805,697	20,537	period, the value of these securities totaled $12,775 or 0.38% of net assets.
Samsung Electronics Co Ltd (d)	12,065	29,905
			(c)	The value of these investments was determined using significant
		$50,442	unobservable inputs.
Shipbuilding - 0.01%			(d)	Fair value of these investments is determined in good faith by the Manager
Yangzijiang Shipbuilding Holdings Ltd	196,200	171	under procedures established and periodically reviewed by the Board of
			Directors. Certain inputs used in the valuation may be unobservable;
Software - 1.39%			however, each security is evaluated individually for purposes of ASC 820
Micro Focus International PLC	871,112	15,021	which results in not all securities being identified as Level 3 of the fair
SAP SE	291,349	32,370	value hierarchy. At the end of the period, the fair value of these securities
		$47,391	totaled $29,905 or 0.88% of net assets.
Telecommunications - 6.44%			(e)	Affiliated Security. Security is either an affiliate (and registered under the
BT Group PLC	427,340	1,467	Investment Company Act of 1940) or an affiliate as defined by the
China Mobile Ltd	5,548,341	52,856	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Deutsche Telekom AG	1,452,552	25,425	outstanding voting shares of the security). Please see affiliated sub-
Elisa OYJ	5,884	260	schedule for transactional information.
HKT Trust & HKT Ltd	311,000	409	(f) Current yield shown is as of period end.
KDDI Corp	1,825,500	49,003
Nippon Telegraph & Telephone Corp	39,100	1,856
NTT DOCOMO Inc	77,000	1,989
Orange SA	123,508	2,245
PCCW Ltd	351,000	217
Singapore Telecommunications Ltd	414,000	1,095

See accompanying notes.

		Schedule of Investments
Overseas Fund
April 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		23.01%
Japan		15.60%
Germany		11.45%
France		7.58%
Switzerland		7.54%
Netherlands		5.48%
Canada		4.08%
United States		3.42%
Italy		3.34%
Hong Kong		2.90%
Korea, Republic Of		2.31%
Spain		2.17%
Australia		1.81%
China		1.21%
Singapore		1.17%
Ireland		1.06%
Colombia		1.02%
Austria		0.81%
Finland		0.75%
Malaysia		0.67%
Taiwan, Province Of China		0.60%
Sweden		0.45%
Brazil		0.40%
Norway		0.12%
Belgium		0.08%
Denmark		0.07%
Israel		0.04%
New Zealand		0.03%
Macao		0.03%
Luxembourg		0.03%
Portugal		0.02%
South Africa		0.01%
Other Assets and Liabilities		0.74%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$603,168	$530,086		$73,082
		$—		$603,168	$530,086		$73,082

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $	444		$—			$—	$—
	$444		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2018	Long		627	$63,531			$156
S&P 500 Emini; June 2018	Long		205	27,132			(256)
Total							$(100)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.58%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.33%			Food (continued)
Boeing Co/The	42,943	$14,324	Tyson Foods Inc	207,519	$14,547
Northrop Grumman Corp	104,564	33,674			$29,414
Teledyne Technologies Inc (a)	61,628	11,530	Hand & Machine Tools - 0.76%
		$59,528	Snap-on Inc	93,233	13,542
Airlines - 0.78%
Alaska Air Group Inc	215,881	14,017	Healthcare - Products - 5.48%
			Abbott Laboratories	172,983	10,056
Apparel - 1.13%			Becton Dickinson and Co	81,531	18,905
Deckers Outdoor Corp (a)	110,076	10,265	Bio-Techne Corp	47,036	7,098
NIKE Inc	145,721	9,966	Edwards Lifesciences Corp (a)	118,714	15,119
		$20,231	Medtronic PLC	219,494	17,588
Automobile Manufacturers - 0.65%			Thermo Fisher Scientific Inc	101,849	21,424
PACCAR Inc	182,206	11,601	Varian Medical Systems Inc (a)	66,225	7,655
					$97,845
Automobile Parts & Equipment - 0.90%			Healthcare - Services - 1.35%
Adient PLC	123,591	7,575	UnitedHealth Group Inc	83,228	19,675
Autoliv Inc	62,842	8,424	Universal Health Services Inc	38,114	4,353
		$15,999			$24,028
Banks - 9.31%			Insurance - 0.81%
East West Bancorp Inc	311,539	20,755	Chubb Ltd	107,112	14,532
Goldman Sachs Group Inc/The	50,231	11,972
JPMorgan Chase & Co	607,659	66,101	Internet - 7.69%
PNC Financial Services Group Inc/The	349,911	50,950	Alphabet Inc - A Shares (a)	27,249	27,755
US Bancorp	326,349	16,464	Alphabet Inc - C Shares (a)	21,165	21,532
		$166,242	Amazon.com Inc (a)	31,634	49,543
Beverages - 2.90%			Booking Holdings Inc (a)	5,396	11,752
Dr Pepper Snapple Group Inc	230,270	27,623	Facebook Inc (a)	155,732	26,786
PepsiCo Inc	238,804	24,105			$137,368
		$51,728	Iron & Steel - 0.39%
Biotechnology - 1.85%			Reliance Steel & Aluminum Co	78,960	6,942
Biogen Inc (a)	68,318	18,692
Gilead Sciences Inc	199,871	14,436	Machinery - Diversified - 1.11%
		$33,128	Deere & Co	95,781	12,962
Chemicals - 2.99%			Roper Technologies Inc	26,151	6,909
Albemarle Corp	128,579	12,467			$19,871
DowDuPont Inc	181,999	11,510	Media - 3.06%
FMC Corp	161,816	12,901	Comcast Corp - Class A	735,819	23,097
HB Fuller Co	333,272	16,487	Nexstar Media Group Inc	160,765	10,008
		$53,365	Sirius XM Holdings Inc	1,547,955	9,799
Commercial Services - 0.84%			Walt Disney Co/The	116,819	11,720
Aaron's Inc	245,652	10,261			$54,624
PayPal Holdings Inc (a)	64,132	4,785	Miscellaneous Manufacturers - 0.59%
		$15,046	3M Co	54,545	10,603
Computers - 3.98%
Apple Inc	429,978	71,058	Oil & Gas - 5.22%
			Chevron Corp	183,709	22,984
Consumer Products - 1.02%			Cimarex Energy Co	296,559	29,831
Church & Dwight Co Inc	393,450	18,177	Exxon Mobil Corp	98,885	7,689
			Royal Dutch Shell PLC - B shares ADR	228,656	16,559
Distribution & Wholesale - 1.14%			Valero Energy Corp	146,329	16,232
KAR Auction Services Inc	349,638	18,177			$93,295
Pool Corp	15,379	2,135	Oil & Gas Services - 0.82%
		$20,312	Schlumberger Ltd	214,246	14,689
Diversified Financial Services - 4.59%
Ameriprise Financial Inc	177,099	24,831	Pharmaceuticals - 4.03%
Charles Schwab Corp/The	306,576	17,070	Bristol-Myers Squibb Co	187,543	9,777
Discover Financial Services	339,506	24,190	Johnson & Johnson	201,038	25,429
FNF Group	320,183	11,792	Merck & Co Inc	275,012	16,190
Visa Inc	32,389	4,110	Pfizer Inc	561,508	20,557
		$81,993			$71,953
Electric - 2.91%			REITs - 3.01%
NextEra Energy Inc	174,566	28,613	Alexandria Real Estate Equities Inc	199,616	24,866
Xcel Energy Inc	500,420	23,440	American Tower Corp	143,895	19,622
		$52,053	Host Hotels & Resorts Inc	475,660	9,304
Electronics - 0.45%					$53,792
Waters Corp (a)	43,079	8,116	Retail - 3.44%
			Chipotle Mexican Grill Inc (a)	11,952	5,060
Environmental Control - 0.85%			Costco Wholesale Corp	83,152	16,394
Waste Connections Inc	209,875	15,174	Home Depot Inc/The	91,076	16,831
			Lululemon Athletica Inc (a)	135,275	13,500
Food - 1.65%			Starbucks Corp	167,935	9,668
McCormick & Co Inc/MD	141,040	14,867			$61,453

See accompanying notes.

		Schedule of Investments
		Principal Capital Appreciation Fund
		April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Savings & Loans - 0.48%
Washington Federal Inc	268,338	$8,520

Semiconductors - 3.92%
Applied Materials Inc	158,362	7,866
Broadcom Inc	46,134	10,584
Lam Research Corp	55,269	10,228
Microchip Technology Inc	415,072	34,725
NVIDIA Corp	29,793	6,700
		$70,103
Software - 8.66%
Adobe Systems Inc (a)	92,325	20,459
Black Knight Inc (a)	347,144	16,889
Fair Isaac Corp (a)	54,450	9,430
Fidelity National Information Services Inc	167,984	15,953
Microsoft Corp	762,016	71,264
Omnicell Inc (a)	169,587	7,309
Oracle Corp	77,451	3,537
Red Hat Inc (a)	60,676	9,894
		$154,735
Telecommunications - 4.00%
AT&T Inc	288,367	9,430
Cisco Systems Inc	908,215	40,225
T-Mobile US Inc (a)	149,565	9,050
Verizon Communications Inc	260,103	12,836
		$71,541
Toys, Games & Hobbies - 1.41%
Hasbro Inc	285,761	25,173

Transportation - 1.08%
Expeditors International of Washington Inc	101,609	6,489
Union Pacific Corp	96,489	12,894
		$19,383
TOTAL COMMON STOCKS		$1,761,174
INVESTMENT COMPANIES - 1.51%	Shares Held	Value (000's)
Money Market Funds - 1.51%
Principal Government Money Market Fund	26,938,037	26,938
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES		$26,938
Total Investments		$1,788,112
Other Assets and Liabilities - (0.09)%		$(1,615)
TOTAL NET ASSETS - 100.00%		$1,786,497

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	19.12%
Financial	18.20%
Technology	16.56%
Communications	14.75%
Consumer, Cyclical	9.45%
Industrial	8.17%
Energy	6.04%
Basic Materials	3.38%
Utilities	2.91%
Investment Companies	1.51%
Other Assets and Liabilities	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$439,703	$412,765		$26,938
		$—		$439,703	$412,765		$26,938

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$130		$—			$—	$—
	$130		$—			$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 30.38%
Blue Chip Fund (a)	1,091,647	$24,289
Diversified Real Asset Fund (a)	2,229,596	26,131
Global Diversified Income Fund (a)	5,780,694	79,831
Global Multi-Strategy Fund (a)	4,395,633	48,879
International Small Company Fund (a)	1,162,905	15,048
LargeCap Growth Fund I (a)	1,632,947	25,066
MidCap Fund (a)	810,791	21,762
MidCap Value Fund III (a)	739,632	15,133
SmallCap Growth Fund I (a)	540,846	7,712
SmallCap Value Fund II (a)	541,428	7,039
		$270,890
Principal Funds, Inc. Institutional Class - 69.63%
Bond Market Index Fund (a)	6,714,630	71,712
Core Plus Bond Fund (a)	14,546,349	154,191
Diversified International Fund (a)	3,194,791	44,599
Equity Income Fund (a)	724,347	22,274
Global Opportunities Fund (a)	2,297,725	28,860
Inflation Protection Fund (a)	5,832,882	49,463
LargeCap S&P 500 Index Fund (a)	2,567,566	44,753
LargeCap Value Fund III (a)	1,330,018	22,171
Overseas Fund (a)	3,835,599	43,956
Short-Term Income Fund (a)	11,545,340	139,006
		$620,985
TOTAL INVESTMENT COMPANIES		$891,875
Total Investments		$891,875
Other Assets and Liabilities - (0.01)%		$(117)
TOTAL NET ASSETS - 100.00%		$891,758

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	46.47%
Domestic Equity Funds	21.33%
Specialty Funds	17.36%
International Equity Funds	14.85%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2010 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$27,672	$882	$5,538	$24,289
Bond Market Index Fund	91,222	4,248	20,013	71,712
Core Plus Bond Fund	183,078	7,329	30,384	154,191
Diversified International Fund	51,475	1,218	8,234	44,599
Diversified Real Asset Fund	28,822	2,436	5,221	26,131
Equity Income Fund	28,205	1,596	6,952	22,274
Global Diversified Income Fund	93,711	3,400	15,630	79,831
Global Multi-Strategy Fund	53,529	3,128	5,850	48,879
Global Opportunities Fund	34,373	3,489	6,711	28,860
Inflation Protection Fund	59,818	1,591	11,091	49,463
International Small Company Fund	16,627	890	2,556	15,048
LargeCap Growth Fund I	27,958	1,935	5,536	25,066
LargeCap S&P 500 Index Fund	47,533	6,626	7,937	44,753
LargeCap Value Fund III	25,812	1,834	4,798	22,171
MidCap Fund	25,353	982	4,117	21,762
MidCap Value Fund III	18,349	1,393	3,202	15,133
Overseas Fund	50,638	1,849	8,235	43,956
Short-Term Income Fund	160,070	6,608	25,684	139,006
SmallCap Growth Fund I	8,641	531	1,477	7,712
SmallCap Value Fund II	8,411	542	1,477	7,039
	$1,041,297	$52,507	$180,643	$891,875

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$38	$1,283	$676	$(10)
Bond Market Index Fund	2,075	(494)	—	(3,251)
Core Plus Bond Fund	2,723	(44)	—	(5,788)
Diversified International Fund	891	(515)	—	655
Diversified Real Asset Fund	673	(78)	—	172
Equity Income Fund	309	2,170	1,120	(2,745)
Global Diversified Income Fund	2,074	(36)	—	(1,614)
Global Multi-Strategy Fund	1,309	166	239	(2,094)
Global Opportunities Fund	2,778	395	469	(2,686)
Inflation Protection Fund	1,139	419	—	(1,274)
International Small Company Fund	711	132	74	(45)
LargeCap Growth Fund I	159	1,854	1,609	(1,145)
LargeCap S&P 500 Index Fund	900	443	2,505	(1,912)
LargeCap Value Fund III	541	660	1,126	(1,337)
MidCap Fund	33	1,468	785	(1,924)
MidCap Value Fund III	586	212	687	(1,619)
Overseas Fund	1,218	911	303	(1,207)
Short-Term Income Fund	1,518	(15)	—	(1,973)
SmallCap Growth Fund I	192	425	285	(408)
SmallCap Value Fund II	224	396	263	(833)
	$20,091	$9,752	$10,141	$(31,038)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2015 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 31.36%
Blue Chip Fund (a)	853,187	$18,983
Diversified Real Asset Fund (a)	1,190,328	13,951
Global Diversified Income Fund (a)	3,144,638	43,427
Global Multi-Strategy Fund (a)	2,362,884	26,275
International Small Company Fund (a)	937,184	12,127
LargeCap Growth Fund I (a)	1,267,700	19,459
MidCap Fund (a)	606,651	16,283
MidCap Value Fund III (a)	582,393	11,916
SmallCap Growth Fund I (a)	444,988	6,346
SmallCap Value Fund II (a)	452,635	5,884
		$174,651
Principal Funds, Inc. Institutional Class - 68.65%
Bond Market Index Fund (a)	4,137,919	44,193
Core Plus Bond Fund (a)	8,552,656	90,658
Diversified International Fund (a)	2,496,036	34,845
Equity Income Fund (a)	568,144	17,471
Global Opportunities Fund (a)	1,992,850	25,030
Inflation Protection Fund (a)	2,878,349	24,408
LargeCap S&P 500 Index Fund (a)	1,955,884	34,091
LargeCap Value Fund III (a)	1,048,584	17,480
Overseas Fund (a)	2,993,469	34,305
Short-Term Income Fund (a)	4,977,150	59,925
		$382,406
TOTAL INVESTMENT COMPANIES		$557,057
Total Investments		$557,057
Other Assets and Liabilities - (0.01)%		$(55)
TOTAL NET ASSETS - 100.00%		$557,002

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	39.35%
Domestic Equity Funds	26.56%
International Equity Funds	19.08%
Specialty Funds	15.02%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2015 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$21,441	$793	$4,255	$18,983
Bond Market Index Fund	55,811	2,154	11,480	44,193
Core Plus Bond Fund	107,279	3,677	16,877	90,658
Diversified International Fund	40,027	1,143	6,459	34,845
Diversified Real Asset Fund	16,248	572	2,923	13,951
Equity Income Fund	21,274	1,353	4,692	17,471
Global Diversified Income Fund	50,160	2,593	8,435	43,427
Global Multi-Strategy Fund	28,741	1,766	3,203	26,275
Global Opportunities Fund	29,090	3,119	5,216	25,030
Inflation Protection Fund	27,528	2,158	4,840	24,408
International Small Company Fund	13,470	780	2,200	12,127
LargeCap Growth Fund I	21,665	1,622	4,390	19,459
LargeCap S&P 500 Index Fund	37,020	4,480	6,295	34,091
LargeCap Value Fund III	20,262	1,545	3,791	17,480
MidCap Fund	19,187	843	3,401	16,283
MidCap Value Fund III	14,643	1,182	2,788	11,916
Overseas Fund	39,346	1,635	6,460	34,305
Short-Term Income Fund	66,935	5,601	11,752	59,925
SmallCap Growth Fund I	7,130	479	1,279	6,346
SmallCap Value Fund II	6,941	489	1,179	5,884
	$644,198	$37,984	$111,915	$557,057

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$30	$965	$532	$39
Bond Market Index Fund	1,262	(114)	—	(2,178)
Core Plus Bond Fund	1,590	54	—	(3,475)
Diversified International Fund	697	1,545	—	(1,411)
Diversified Real Asset Fund	361	(66)	—	120
Equity Income Fund	243	1,314	879	(1,778)
Global Diversified Income Fund	1,127	(33)	—	(858)
Global Multi-Strategy Fund	704	97	128	(1,126)
Global Opportunities Fund	2,385	340	402	(2,303)
Inflation Protection Fund	568	45	—	(483)
International Small Company Fund	573	119	60	(42)
LargeCap Growth Fund I	125	1,742	1,266	(1,180)
LargeCap S&P 500 Index Fund	690	986	1,917	(2,100)
LargeCap Value Fund III	427	499	887	(1,035)
MidCap Fund	25	1,190	599	(1,536)
MidCap Value Fund III	466	182	547	(1,303)
Overseas Fund	952	338	236	(554)
Short-Term Income Fund	657	—	—	(859)
SmallCap Growth Fund I	161	362	238	(346)
SmallCap Value Fund II	187	290	220	(657)
	$13,230	$9,855	$7,911	$(23,065)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.57%
Blue Chip Fund (a)	9,211,632	$204,958
Diversified Real Asset Fund (a)	10,217,315	119,747
Global Diversified Income Fund (a)	23,278,869	321,481
Global Multi-Strategy Fund (a)	19,423,700	215,991
International Small Company Fund (a)	9,640,015	124,742
LargeCap Growth Fund I (a)	13,658,312	209,655
MidCap Fund (a)	6,459,434	173,371
MidCap Value Fund III (a)	6,144,755	125,722
SmallCap Growth Fund I (a)	4,552,812	64,923
SmallCap Value Fund II (a)	4,578,283	59,518
		$1,620,108
Principal Funds, Inc. Institutional Class - 66.44%
Bond Market Index Fund (a)	30,972,799	330,790
Core Plus Bond Fund (a)	69,047,181	731,900
Diversified International Fund (a)	26,220,279	366,035
Equity Income Fund (a)	6,107,009	187,791
Global Opportunities Fund (a)	19,930,290	250,324
Inflation Protection Fund (a)	19,211,963	162,918
LargeCap S&P 500 Index Fund (a)	19,655,087	342,588
LargeCap Value Fund III (a)	11,170,024	186,204
Overseas Fund (a)	31,509,005	361,093
Short-Term Income Fund (a)	23,783,043	286,348
		$3,205,991
TOTAL INVESTMENT COMPANIES		$4,826,099
Total Investments		$4,826,099
Other Assets and Liabilities - (0.01)%		$(470)
TOTAL NET ASSETS - 100.00%		$4,825,629

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	32.22%
Fixed Income Funds	31.33%
International Equity Funds	22.84%
Specialty Funds	13.62%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2020 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$222,825	$6,576	$35,003	$204,958
Bond Market Index Fund	402,627	15,455	70,694	330,790
Core Plus Bond Fund	851,087	28,875	120,695	731,900
Diversified International Fund	409,701	8,454	53,243	366,035
Diversified Real Asset Fund	136,689	3,493	20,907	119,747
Equity Income Fund	219,165	12,520	38,862	187,791
Global Diversified Income Fund	365,621	16,113	53,706	321,481
Global Multi-Strategy Fund	235,555	11,259	22,267	215,991
Global Opportunities Fund	286,384	28,607	44,957	250,324
Inflation Protection Fund	179,701	12,629	26,591	162,918
International Small Company Fund	134,958	6,848	17,796	124,742
LargeCap Growth Fund I	224,900	15,332	36,279	209,655
LargeCap S&P 500 Index Fund	365,213	41,281	52,765	342,588
LargeCap Value Fund III	210,231	14,451	32,775	186,204
MidCap Fund	195,259	7,080	25,262	173,371
MidCap Value Fund III	147,715	11,008	21,274	125,722
Overseas Fund	403,134	13,600	53,243	361,093
Real Estate Securities Fund	39,555	—	40,587	—
Short-Term Income Fund	302,685	35,642	47,951	286,348
SmallCap Growth Fund I	69,614	4,218	9,064	64,923
SmallCap Value Fund II	67,808	4,314	8,936	59,518
	$5,470,427	$297,755	$832,857	$4,826,099

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$316	$7,940	$5,637	$2,620
Bond Market Index Fund	9,204	(1,021)	—	(15,577)
Core Plus Bond Fund	12,776	(51)	—	(27,316)
Diversified International Fund	7,271	(484)	—	1,607
Diversified Real Asset Fund	3,048	(622)	—	1,094
Equity Income Fund	2,575	10,358	9,322	(15,390)
Global Diversified Income Fund	8,257	(153)	—	(6,394)
Global Multi-Strategy Fund	5,802	613	1,057	(9,169)
Global Opportunities Fund	23,739	2,470	4,005	(22,180)
Inflation Protection Fund	3,732	(121)	—	(2,700)
International Small Company Fund	5,854	886	611	(154)
LargeCap Growth Fund I	1,322	10,707	13,388	(5,005)
LargeCap S&P 500 Index Fund	6,823	3,782	18,979	(14,923)
LargeCap Value Fund III	4,491	4,014	9,338	(9,717)
MidCap Fund	264	2,666	6,238	(6,372)
MidCap Value Fund III	4,861	1,051	5,702	(12,778)
Overseas Fund	9,949	2,815	2,468	(5,213)
Real Estate Securities Fund	—	3,112	—	(2,080)
Short-Term Income Fund	3,088	(59)	—	(3,969)
SmallCap Growth Fund I	1,617	1,949	2,397	(1,794)
SmallCap Value Fund II	1,887	1,922	2,222	(5,590)
	$116,876	$51,774	$81,364	$(161,000)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2025 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.74%
Blue Chip Fund (a)	3,631,778	$80,807
Diversified Real Asset Fund (a)	3,339,226	39,136
Global Diversified Income Fund (a)	6,974,120	96,312
Global Multi-Strategy Fund (a)	5,886,660	65,460
International Small Company Fund (a)	3,739,811	48,393
LargeCap Growth Fund I (a)	5,381,484	82,606
MidCap Fund (a)	2,580,167	69,252
MidCap Value Fund III (a)	2,494,310	51,033
SmallCap Growth Fund I (a)	1,867,729	26,634
SmallCap Value Fund II (a)	1,884,018	24,492
		$584,125
Principal Funds, Inc. Institutional Class - 65.27%
Bond Market Index Fund (a)	10,378,486	110,842
Core Plus Bond Fund (a)	22,036,268	233,585
Diversified International Fund (a)	10,504,677	146,645
Equity Income Fund (a)	2,415,723	74,284
Global Opportunities Fund (a)	7,824,525	98,276
Inflation Protection Fund (a)	4,565,239	38,713
LargeCap S&P 500 Index Fund (a)	7,951,598	138,596
LargeCap Value Fund III (a)	4,428,146	73,817
Overseas Fund (a)	12,635,007	144,798
Short-Term Income Fund (a)	3,165,174	38,109
		$1,097,665
TOTAL INVESTMENT COMPANIES		$1,681,790
Total Investments		$1,681,790
Other Assets and Liabilities - (0.01)%		$(154)
TOTAL NET ASSETS - 100.00%		$1,681,636

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.96%
International Equity Funds	26.05%
Fixed Income Funds	25.05%
Specialty Funds	11.95%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2025 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$81,909	$4,322	$9,420	$80,807
Bond Market Index Fund	123,323	7,846	15,031	110,842
Core Plus Bond Fund	242,221	23,082	23,221	233,585
Diversified International Fund	152,656	6,857	13,260	146,645
Diversified Real Asset Fund	41,303	2,224	4,544	39,136
Equity Income Fund	80,691	6,547	10,966	74,284
Global Diversified Income Fund	100,455	7,659	9,850	96,312
Global Multi-Strategy Fund	66,000	5,980	4,025	65,460
Global Opportunities Fund	102,562	13,152	10,097	98,276
Inflation Protection Fund	39,045	4,332	4,031	38,713
International Small Company Fund	48,442	3,668	4,003	48,393
LargeCap Growth Fund I	82,695	7,573	9,853	82,606
LargeCap S&P 500 Index Fund	136,553	19,601	13,135	138,596
LargeCap Value Fund III	77,317	7,255	8,528	73,817
MidCap Fund	72,475	4,428	6,166	69,252
MidCap Value Fund III	55,397	5,566	5,334	51,033
Overseas Fund	150,172	8,808	13,263	144,798
Real Estate Securities Fund	20,055	—	20,498	—
Short-Term Income Fund	31,081	11,273	3,740	38,109
SmallCap Growth Fund I	26,548	2,272	2,243	26,634
SmallCap Value Fund II	25,867	2,310	2,243	24,492
	$1,756,767	$154,755	$193,451	$1,681,790

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$117	$1,398	$2,093	$2,598
Bond Market Index Fund	2,870	(98)	—	(5,198)
Core Plus Bond Fund	3,896	(1)	—	(8,496)
Diversified International Fund	2,761	616	—	(224)
Diversified Real Asset Fund	936	(73)	—	226
Equity Income Fund	974	740	3,461	(2,728)
Global Diversified Income Fund	2,381	(5)	—	(1,947)
Global Multi-Strategy Fund	1,653	(13)	301	(2,482)
Global Opportunities Fund	8,720	(3)	1,470	(7,338)
Inflation Protection Fund	832	3	—	(636)
International Small Company Fund	2,156	56	225	230
LargeCap Growth Fund I	491	1,525	4,970	666
LargeCap S&P 500 Index Fund	2,591	(74)	7,209	(4,349)
LargeCap Value Fund III	1,670	418	3,473	(2,645)
MidCap Fund	99	269	2,346	(1,754)
MidCap Value Fund III	1,850	77	2,170	(4,673)
Overseas Fund	3,777	(3)	936	(916)
Real Estate Securities Fund	—	1,515	—	(1,072)
Short-Term Income Fund	390	(3)	—	(502)
SmallCap Growth Fund I	625	52	926	5
SmallCap Value Fund II	729	15	859	(1,457)
	$39,518	$6,411	$30,439	$(42,692)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 37.56%
Blue Chip Fund (a)	7,764,984	$172,771
Diversified Real Asset Fund (a)	11,534,366	135,183
Global Diversified Income Fund (a)	19,501,012	269,309
Global Multi-Strategy Fund (a)	19,358,438	215,266
International Emerging Markets Fund (a)	1,258,031	37,363
International Small Company Fund (a)	14,534,175	188,072
LargeCap Growth Fund I (a)	31,570,452	484,606
MidCap Fund (a)	10,053,339	269,832
MidCap Value Fund III (a)	9,978,156	204,153
Origin Emerging Markets Fund (a)	3,150,060	38,746
SmallCap Growth Fund I (a)	7,239,045	103,229
SmallCap Value Fund II (a)	7,260,816	94,391
		$2,212,921
Principal Funds, Inc. Institutional Class - 62.45%
Bond Market Index Fund (a)	25,980,085	277,467
Core Plus Bond Fund (a)	63,658,440	674,779
Diversified International Fund (a)	39,144,872	546,462
Equity Income Fund (a)	4,888,968	150,336
Global Opportunities Fund (a)	30,670,702	385,224
Inflation Protection Fund (a)	12,556,799	106,482
LargeCap S&P 500 Index Fund (a)	31,950,480	556,897
LargeCap Value Fund III (a)	26,372,466	439,629
Overseas Fund (a)	47,306,873	542,137
		$3,679,413
TOTAL INVESTMENT COMPANIES		$5,892,334
Total Investments		$5,892,334
Other Assets and Liabilities - (0.01)%		$(553)
TOTAL NET ASSETS - 100.00%		$5,891,781

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.02%
International Equity Funds	29.50%
Fixed Income Funds	17.97%
Specialty Funds	10.52%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2030 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$246,095	$6,299	$88,746	$172,771
Bond Market Index Fund	335,376	26,750	70,392	277,467
Core Plus Bond Fund	752,299	63,630	115,930	674,779
Diversified International Fund	607,067	15,776	77,954	546,462
Diversified Real Asset Fund	154,720	4,896	24,952	135,183
Equity Income Fund	189,952	10,782	46,631	150,336
Global Diversified Income Fund	300,984	19,662	45,855	269,309
Global Multi-Strategy Fund	236,429	10,139	22,797	215,266
Global Opportunities Fund	432,865	46,242	63,646	385,224
Inflation Protection Fund	119,128	7,612	18,407	106,482
International Emerging Markets Fund	42,364	817	7,021	37,363
International Small Company Fund	200,872	11,349	25,220	188,072
LargeCap Growth Fund I	453,329	87,323	67,936	484,606
LargeCap S&P 500 Index Fund	573,595	96,304	95,104	556,897
LargeCap Value Fund	137,172	—	140,603	—
LargeCap Value Fund III	348,847	174,546	66,234	439,629
MidCap Fund	302,436	12,567	39,434	269,832
MidCap Value Fund III	235,680	19,071	31,639	204,153
Origin Emerging Markets Fund	43,951	711	7,021	38,746
Overseas Fund	598,689	25,595	78,412	542,137
Real Estate Securities Fund	65,546	—	67,190	—
SmallCap Growth Fund I	109,932	7,246	14,215	103,229
SmallCap Value Fund II	107,002	7,393	14,215	94,391
	$6,594,330	$654,710	$1,229,554	$5,892,334

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$263	$20,798	$4,687	$(11,675)
Bond Market Index Fund	7,952	(845)	—	(13,422)
Core Plus Bond Fund	11,731	(25)	—	(25,195)
Diversified International Fund	10,896	(543)	—	2,116
Diversified Real Asset Fund	3,461	(730)	—	1,249
Equity Income Fund	2,038	5,881	7,395	(9,648)
Global Diversified Income Fund	6,910	(84)	—	(5,398)
Global Multi-Strategy Fund	5,762	478	1,049	(8,983)
Global Opportunities Fund	36,399	1,872	6,140	(32,109)
Inflation Protection Fund	2,454	(23)	—	(1,828)
International Emerging Markets Fund	502	847	—	356
International Small Company Fund	8,847	1,280	923	(209)
LargeCap Growth Fund I	3,044	501	30,825	11,389
LargeCap S&P 500 Index Fund	11,079	(302)	30,820	(17,596)
LargeCap Value Fund	—	58,948	—	(55,517)
LargeCap Value Fund III	10,559	(330)	21,953	(17,200)
MidCap Fund	410	4,139	9,689	(9,876)
MidCap Value Fund III	7,865	1,192	9,225	(20,151)
Origin Emerging Markets Fund	395	942	—	163
Overseas Fund	14,994	805	3,717	(4,540)
Real Estate Securities Fund	—	5,527	—	(3,883)
SmallCap Growth Fund I	2,560	1,948	3,796	(1,682)
SmallCap Value Fund II	2,986	2,777	3,517	(8,566)
	$151,107	$105,053	$133,736	$(232,205)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2035 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 30.25%
Blue Chip Fund (a)	1,878,547	$41,798
International Emerging Markets Fund (a)	604,937	17,966
International Small Company Fund (a)	3,650,066	47,232
LargeCap Growth Fund I (a)	8,369,691	128,475
MidCap Value Fund III (a)	2,873,187	58,785
Origin Emerging Markets Fund (a)	1,549,076	19,054
Real Estate Securities Fund (a)	1,177,951	26,622
SmallCap Growth Fund I (a)	1,885,791	26,891
SmallCap Value Fund II (a)	1,902,526	24,733
		$391,556
Principal Funds, Inc. Institutional Class - 69.76%
Bond Market Index Fund (a)	6,255,892	66,813
Core Plus Bond Fund (a)	13,649,027	144,680
Diversified International Fund (a)	9,888,553	138,044
Equity Income Fund (a)	1,249,769	38,430
High Yield Fund I (a)	4,580,967	44,298
LargeCap S&P 500 Index Fund (a)	8,939,155	155,809
LargeCap Value Fund III (a)	6,799,033	113,340
MidCap Growth Fund III (a)	5,672,795	64,443
Overseas Fund (a)	11,981,239	137,305
		$903,162
TOTAL INVESTMENT COMPANIES		$1,294,718
Total Investments		$1,294,718
Other Assets and Liabilities - (0.01)%		$(123)
TOTAL NET ASSETS - 100.00%		$1,294,595

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.47%
International Equity Funds	27.78%
Fixed Income Funds	19.76%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2035 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$42,102	$2,608	$4,973	$41,798
Bond Market Index Fund	73,522	5,270	8,862	66,813
Core Plus Bond Fund	147,928	17,045	15,057	144,680
Diversified International Fund	142,079	9,007	13,367	138,044
Diversified Real Asset Fund	18,557	—	18,606	—
Equity Income Fund	40,764	3,757	5,043	38,430
High Yield Fund I	43,996	6,662	4,951	44,298
International Emerging Markets Fund	18,234	873	1,655	17,966
International Small Company Fund	46,504	4,824	4,368	47,232
LargeCap Growth Fund I	127,990	12,937	15,839	128,475
LargeCap S&P 500 Index Fund	149,946	27,035	16,087	155,809
LargeCap Value Fund	29,568	—	30,275	—
LargeCap Value Fund III	91,507	37,426	11,382	113,340
MidCap Growth Fund III	65,048	10,283	6,683	64,443
MidCap Value Fund III	63,636	7,025	6,555	58,785
Origin Emerging Markets Fund	19,421	829	1,656	19,054
Overseas Fund	140,350	11,301	13,433	137,305
Real Estate Securities Fund	24,433	7,562	3,889	26,622
SmallCap Growth Fund I	26,807	2,543	2,515	26,891
SmallCap Value Fund II	26,127	2,582	2,514	24,733
	$1,338,519	$169,569	$187,710	$1,294,718

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$61	$288	$1,078	$1,773
Bond Market Index Fund	1,686	(39)	—	(3,078)
Core Plus Bond Fund	2,409	—	—	(5,236)
Diversified International Fund	2,598	331	—	(6)
Diversified Real Asset Fund	—	(947)	—	996
Equity Income Fund	503	201	1,784	(1,249)
High Yield Fund I	1,344	4	—	(1,413)
International Emerging Markets Fund	228	101	—	413
International Small Company Fund	2,102	8	219	264
LargeCap Growth Fund I	764	1,530	7,736	1,857
LargeCap S&P 500 Index Fund	2,913	(129)	8,103	(4,956)
LargeCap Value Fund	—	12,862	—	(12,155)
LargeCap Value Fund III	2,557	(112)	5,316	(4,099)
MidCap Growth Fund III	2,675	20	5,210	(4,225)
MidCap Value Fund III	2,129	96	2,498	(5,417)
Origin Emerging Markets Fund	184	151	—	309
Overseas Fund	3,578	(4)	886	(909)
Real Estate Securities Fund	338	(6)	575	(1,478)
SmallCap Growth Fund I	630	60	934	(4)
SmallCap Value Fund II	737	16	867	(1,478)
	$27,436	$14,431	$35,206	$(40,091)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2040 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 32.37%
Blue Chip Fund (a)	6,240,643	$138,854
International Emerging Markets Fund (a)	2,065,762	61,353
International Small Company Fund (a)	11,657,685	150,851
LargeCap Growth Fund I (a)	28,015,065	430,031
MidCap Value Fund III (a)	9,584,280	196,094
Origin Emerging Markets Fund (a)	4,992,288	61,405
Real Estate Securities Fund (a)	3,667,470	82,885
SmallCap Growth Fund I (a)	6,222,763	88,737
SmallCap Value Fund II (a)	6,244,232	81,175
		$1,291,385
Principal Funds, Inc. Institutional Class - 67.64%
Bond Market Index Fund (a)	14,740,724	157,431
Core Plus Bond Fund (a)	30,942,577	327,991
Diversified International Fund (a)	32,252,715	450,248
Equity Income Fund (a)	4,146,369	127,501
High Yield Fund I (a)	10,114,822	97,810
LargeCap S&P 500 Index Fund (a)	29,147,937	508,049
LargeCap Value Fund III (a)	22,152,877	369,288
MidCap Growth Fund III (a)	19,013,773	215,997
Overseas Fund (a)	38,748,581	444,059
		$2,698,374
TOTAL INVESTMENT COMPANIES		$3,989,759
Total Investments		$3,989,759
Other Assets and Liabilities - (0.01)%		$(411)
TOTAL NET ASSETS - 100.00%		$3,989,348

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.11%
International Equity Funds	29.28%
Fixed Income Funds	14.62%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2040 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$150,070	$5,667	$24,043	$138,854
Bond Market Index Fund	186,295	15,186	36,164	157,431
Core Plus Bond Fund	381,178	27,011	67,849	327,991
Diversified International Fund	504,625	18,737	74,394	450,248
Diversified Real Asset Fund	58,961	—	59,125	—
Equity Income Fund	146,832	9,731	25,619	127,501
High Yield Fund I	115,707	7,493	22,043	97,810
International Emerging Markets Fund	65,835	2,875	9,301	61,353
International Small Company Fund	162,684	11,104	23,765	150,851
LargeCap Growth Fund I	458,405	35,040	74,820	430,031
LargeCap S&P 500 Index Fund	525,211	84,788	85,069	508,049
LargeCap Value Fund	106,420	—	108,898	—
LargeCap Value Fund III	325,562	121,649	64,061	369,288
MidCap Growth Fund III	232,463	33,755	35,130	215,997
MidCap Value Fund III	227,605	22,024	35,131	196,094
Origin Emerging Markets Fund	66,365	2,676	9,299	61,405
Overseas Fund	496,420	25,199	74,392	444,059
Real Estate Securities Fund	87,982	16,713	17,220	82,885
SmallCap Growth Fund I	96,036	6,611	14,120	88,737
SmallCap Value Fund II	93,602	6,747	14,120	81,175
	$4,488,258	$453,006	$874,563	$3,989,759

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$216	$2,161	$3,854	$4,999
Bond Market Index Fund	4,413	(379)	—	(7,507)
Core Plus Bond Fund	5,800	(12)	—	(12,337)
Diversified International Fund	9,139	(1,419)	—	2,699
Diversified Real Asset Fund	—	1,718	—	(1,554)
Equity Income Fund	1,749	2,105	6,386	(5,548)
High Yield Fund I	3,155	28	—	(3,375)
International Emerging Markets Fund	834	(9)	—	1,953
International Small Company Fund	7,228	865	754	(37)
LargeCap Growth Fund I	2,718	18,094	27,530	(6,688)
LargeCap S&P 500 Index Fund	10,202	(660)	28,373	(16,221)
LargeCap Value Fund	—	46,023	—	(43,545)
LargeCap Value Fund III	9,018	(543)	18,747	(13,319)
MidCap Growth Fund III	9,647	21	18,790	(15,112)
MidCap Value Fund III	7,689	1,266	9,018	(19,670)
Origin Emerging Markets Fund	636	994	—	669
Overseas Fund	12,503	296	3,099	(3,464)
Real Estate Securities Fund	1,089	(44)	1,921	(4,546)
SmallCap Growth Fund I	2,237	1,214	3,318	(1,004)
SmallCap Value Fund II	2,613	1,594	3,078	(6,648)
	$90,886	$73,313	$124,868	$(150,255)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2045 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.30%
Blue Chip Fund (a)	1,472,333	$32,759
International Emerging Markets Fund (a)	462,858	13,747
International Small Company Fund (a)	2,723,525	35,242
LargeCap Growth Fund I (a)	6,531,872	100,264
MidCap Value Fund III (a)	2,272,470	46,495
Origin Emerging Markets Fund (a)	1,130,375	13,904
Real Estate Securities Fund (a)	860,567	19,449
SmallCap Growth Fund I (a)	1,452,026	20,706
SmallCap Value Fund II (a)	1,500,481	19,506
		$302,072
Principal Funds, Inc. Institutional Class - 66.71%
Bond Market Index Fund (a)	2,827,200	30,195
Core Plus Bond Fund (a)	5,215,083	55,280
Diversified International Fund (a)	7,661,974	106,961
Equity Income Fund (a)	968,911	29,794
High Yield Fund I (a)	1,825,958	17,657
LargeCap S&P 500 Index Fund (a)	6,854,443	119,473
LargeCap Value Fund III (a)	5,330,697	88,863
MidCap Growth Fund III (a)	4,488,918	50,994
Overseas Fund (a)	9,241,462	105,907
		$605,124
TOTAL INVESTMENT COMPANIES		$907,196
Total Investments		$907,196
Other Assets and Liabilities - (0.01)%		$(87)
TOTAL NET ASSETS - 100.00%		$907,109

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.23%
International Equity Funds	30.41%
Fixed Income Funds	11.37%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2045 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$32,322	$2,451	$3,628	$32,759
Bond Market Index Fund	31,349	4,081	3,834	30,195
Core Plus Bond Fund	57,381	7,014	7,101	55,280
Diversified International Fund	108,949	8,643	10,889	106,961
Diversified Real Asset Fund	12,704	—	12,738	—
Equity Income Fund	30,793	3,331	3,514	29,794
High Yield Fund I	17,608	2,697	2,083	17,657
International Emerging Markets Fund	13,561	1,123	1,324	13,747
International Small Company Fund	34,710	3,734	3,408	35,242
LargeCap Growth Fund I	97,848	11,262	11,481	100,264
LargeCap S&P 500 Index Fund	112,566	23,179	12,403	119,473
LargeCap Value Fund	22,145	—	22,532	—
LargeCap Value Fund III	70,523	30,738	9,279	88,863
MidCap Growth Fund III	50,068	9,353	5,113	50,994
MidCap Value Fund III	49,012	6,795	5,113	46,495
Origin Emerging Markets Fund	13,820	1,083	1,326	13,904
Overseas Fund	107,417	10,068	10,890	105,907
Real Estate Securities Fund	20,474	2,309	2,366	19,449
SmallCap Growth Fund I	20,186	2,509	2,036	20,706
SmallCap Value Fund II	20,142	2,593	2,084	19,506
	$923,578	$132,963	$133,142	$907,196

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$47	$298	$842	$1,316
Bond Market Index Fund	758	(8)	—	(1,393)
Core Plus Bond Fund	930	—	—	(2,014)
Diversified International Fund	2,011	153	—	105
Diversified Real Asset Fund	—	(144)	—	178
Equity Income Fund	390	37	1,378	(853)
High Yield Fund I	538	1	—	(566)
International Emerging Markets Fund	175	32	—	355
International Small Company Fund	1,565	13	163	193
LargeCap Growth Fund I	589	688	5,959	1,947
LargeCap S&P 500 Index Fund	2,220	(76)	6,163	(3,793)
LargeCap Value Fund	—	8,475	—	(8,088)
LargeCap Value Fund III	1,999	(73)	4,151	(3,046)
MidCap Growth Fund III	2,105	7	4,100	(3,321)
MidCap Value Fund III	1,679	(10)	1,968	(4,189)
Origin Emerging Markets Fund	135	37	—	290
Overseas Fund	2,755	(13)	681	(675)
Real Estate Securities Fund	240	1	408	(969)
SmallCap Growth Fund I	483	21	717	26
SmallCap Value Fund II	579	1	681	(1,146)
	$19,198	$9,440	$27,211	$(25,643)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2050 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.46%
Blue Chip Fund (a)	3,842,231	$85,490
International Emerging Markets Fund (a)	1,243,976	36,946
International Small Company Fund (a)	7,107,143	91,967
LargeCap Growth Fund I (a)	17,233,114	264,528
MidCap Value Fund III (a)	5,898,986	120,693
Origin Emerging Markets Fund (a)	3,022,906	37,182
Real Estate Securities Fund (a)	2,101,026	47,483
SmallCap Growth Fund I (a)	3,824,182	54,533
SmallCap Value Fund II (a)	3,842,231	49,949
		$788,771
Principal Funds, Inc. Institutional Class - 65.55%
Bond Market Index Fund (a)	4,633,914	49,490
Core Plus Bond Fund (a)	9,769,554	103,557
Diversified International Fund (a)	19,977,156	278,881
Equity Income Fund (a)	2,544,198	78,234
High Yield Fund I (a)	4,185,702	40,476
LargeCap S&P 500 Index Fund (a)	17,996,403	313,677
LargeCap Value Fund III (a)	13,707,177	228,499
MidCap Growth Fund III (a)	11,701,388	132,928
Overseas Fund (a)	23,951,599	274,485
		$1,500,227
TOTAL INVESTMENT COMPANIES		$2,288,998
Total Investments		$2,288,998
Other Assets and Liabilities - (0.01)%		$(195)
TOTAL NET ASSETS - 100.00%		$2,288,803

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.13%
International Equity Funds	31.43%
Fixed Income Funds	8.45%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2050 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$92,825	$4,563	$16,306	$85,490
Bond Market Index Fund	57,551	6,155	11,751	49,490
Core Plus Bond Fund	118,510	11,196	22,265	103,557
Diversified International Fund	310,678	16,709	49,269	278,881
Diversified Real Asset Fund	31,568	—	31,659	—
Equity Income Fund	88,546	7,050	15,229	78,234
High Yield Fund I	47,596	2,500	8,245	40,476
International Emerging Markets Fund	39,619	2,143	5,978	36,946
International Small Company Fund	99,020	7,898	15,461	91,967
LargeCap Growth Fund I	278,851	24,818	46,075	264,528
LargeCap S&P 500 Index Fund	323,141	57,461	56,485	313,677
LargeCap Value Fund	62,815	—	63,908	—
LargeCap Value Fund III	201,669	77,273	42,260	228,499
MidCap Growth Fund III	142,885	22,412	23,088	132,928
MidCap Value Fund III	139,910	15,195	23,088	120,693
Origin Emerging Markets Fund	40,137	2,026	5,979	37,182
Overseas Fund	305,024	20,694	49,269	274,485
Real Estate Securities Fund	56,965	3,232	10,307	47,483
SmallCap Growth Fund I	58,131	5,538	9,278	54,533
SmallCap Value Fund II	56,693	5,625	9,275	49,949
	$2,552,134	$292,488	$515,175	$2,288,998

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$133	$2,031	$2,372	$2,377
Bond Market Index Fund	1,379	(29)	—	(2,436)
Core Plus Bond Fund	1,826	(7)	—	(3,877)
Diversified International Fund	5,662	(307)	—	1,070
Diversified Real Asset Fund	—	932	—	(841)
Equity Income Fund	1,074	928	3,918	(3,061)
High Yield Fund I	1,291	(63)	—	(1,312)
International Emerging Markets Fund	502	1	—	1,161
International Small Company Fund	4,405	520	459	(10)
LargeCap Growth Fund I	1,673	7,423	16,940	(489)
LargeCap S&P 500 Index Fund	6,301	(409)	17,529	(10,031)
LargeCap Value Fund	—	26,055	—	(24,962)
LargeCap Value Fund III	5,576	(298)	11,595	(7,885)
MidCap Growth Fund III	5,935	10	11,561	(9,291)
MidCap Value Fund III	4,730	182	5,549	(11,506)
Origin Emerging Markets Fund	385	603	—	395
Overseas Fund	7,731	20	1,916	(1,984)
Real Estate Securities Fund	623	128	1,097	(2,535)
SmallCap Growth Fund I	1,375	110	2,039	32
SmallCap Value Fund II	1,607	118	1,893	(3,212)
	$52,208	$37,948	$76,868	$(78,397)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2055 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.46%
Blue Chip Fund (a)	715,352	$15,916
International Emerging Markets Fund (a)	217,932	6,473
International Small Company Fund (a)	1,299,011	16,809
LargeCap Growth Fund I (a)	3,030,351	46,516
MidCap Value Fund III (a)	1,080,292	22,103
Origin Emerging Markets Fund (a)	526,440	6,475
Real Estate Securities Fund (a)	394,955	8,926
SmallCap Growth Fund I (a)	693,367	9,887
SmallCap Value Fund II (a)	703,278	9,143
		$142,248
Principal Funds, Inc. Institutional Class - 64.55%
Bond Market Index Fund (a)	636,142	6,794
Core Plus Bond Fund (a)	1,186,112	12,573
Diversified International Fund (a)	3,575,184	49,910
Equity Income Fund (a)	456,243	14,029
High Yield Fund I (a)	705,044	6,818
LargeCap S&P 500 Index Fund (a)	3,170,290	55,258
LargeCap Value Fund III (a)	2,406,657	40,119
MidCap Growth Fund III (a)	2,126,247	24,154
Overseas Fund (a)	4,305,592	49,342
		$258,997
TOTAL INVESTMENT COMPANIES		$401,245
Total Investments		$401,245
Other Assets and Liabilities - (0.01)%		$(41)
TOTAL NET ASSETS - 100.00%		$401,204

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.34%
International Equity Funds	32.15%
Fixed Income Funds	6.52%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2055 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$14,811	$1,793	$1,452	$15,916
Bond Market Index Fund	6,570	1,291	764	6,794
Core Plus Bond Fund	12,086	2,364	1,432	12,573
Diversified International Fund	48,072	6,427	4,700	49,910
Diversified Real Asset Fund	4,169	—	4,182	—
Equity Income Fund	13,572	2,180	1,337	14,029
High Yield Fund I	6,808	989	763	6,818
International Emerging Markets Fund	6,091	803	591	6,473
International Small Company Fund	15,640	2,577	1,511	16,809
LargeCap Growth Fund I	42,852	7,045	4,562	46,516
LargeCap S&P 500 Index Fund	49,898	12,393	5,274	55,258
LargeCap Value Fund	9,698	—	9,867	—
LargeCap Value Fund III	30,739	14,748	3,993	40,119
MidCap Growth Fund III	22,548	5,363	2,235	24,154
MidCap Value Fund III	22,089	4,196	2,235	22,103
Origin Emerging Markets Fund	6,145	784	593	6,475
Overseas Fund	47,280	7,065	4,700	49,342
Real Estate Securities Fund	9,027	1,269	957	8,926
SmallCap Growth Fund I	9,171	1,591	897	9,887
SmallCap Value Fund II	8,952	1,606	897	9,143
	$386,218	$74,484	$52,942	$401,245

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$22	$19	$395	$745
Bond Market Index Fund	162	—	—	(303)
Core Plus Bond Fund	205	—	—	(445)
Diversified International Fund	905	9	—	102
Diversified Real Asset Fund	—	208	—	(195)
Equity Income Fund	178	(1)	625	(385)
High Yield Fund I	203	—	—	(216)
International Emerging Markets Fund	79	6	—	164
International Small Company Fund	720	1	75	102
LargeCap Growth Fund I	264	75	2,672	1,106
LargeCap S&P 500 Index Fund	988	9	2,746	(1,768)
LargeCap Value Fund	—	2,172	—	(2,003)
LargeCap Value Fund III	869	(2)	1,806	(1,373)
MidCap Growth Fund III	962	3	1,873	(1,525)
MidCap Value Fund III	767	1	900	(1,948)
Origin Emerging Markets Fund	61	6	—	133
Overseas Fund	1,237	(2)	305	(301)
Real Estate Securities Fund	107	1	179	(414)
SmallCap Growth Fund I	223	—	330	22
SmallCap Value Fund II	260	—	307	(518)
	$8,212	$2,505	$12,213	$(9,020)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2060 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.27%
Blue Chip Fund (a)	453,859	$10,098
International Emerging Markets Fund (a)	149,281	4,434
International Small Company Fund (a)	858,685	11,111
LargeCap Growth Fund I (a)	2,031,898	31,190
MidCap Value Fund III (a)	725,299	14,840
Origin Emerging Markets Fund (a)	336,057	4,134
Real Estate Securities Fund (a)	253,838	5,737
SmallCap Growth Fund I (a)	470,779	6,713
SmallCap Value Fund II (a)	478,110	6,215
		$94,472
Principal Funds, Inc. Institutional Class - 64.74%
Bond Market Index Fund (a)	351,168	3,750
Core Plus Bond Fund (a)	650,858	6,899
Diversified International Fund (a)	2,436,887	34,019
Equity Income Fund (a)	303,626	9,337
High Yield Fund I (a)	489,428	4,733
LargeCap S&P 500 Index Fund (a)	2,157,863	37,612
LargeCap Value Fund III (a)	1,658,030	27,639
MidCap Growth Fund III (a)	1,413,733	16,060
Overseas Fund (a)	2,912,148	33,373
		$173,422
TOTAL INVESTMENT COMPANIES		$267,894
Total Investments		$267,894
Other Assets and Liabilities - (0.01)%		$(15)
TOTAL NET ASSETS - 100.00%		$267,879

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.76%
International Equity Funds	32.51%
Fixed Income Funds	5.74%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2060 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$9,369	$1,773	$1,516	$10,098
Bond Market Index Fund	3,686	876	645	3,750
Core Plus Bond Fund	6,760	1,554	1,171	6,899
Diversified International Fund	32,338	6,507	4,857	34,019
Diversified Real Asset Fund	3,341	—	3,351	—
Equity Income Fund	9,164	2,044	1,603	9,337
High Yield Fund I	4,662	1,002	780	4,733
International Emerging Markets Fund	4,130	819	625	4,434
International Small Company Fund	10,219	2,380	1,541	11,111
LargeCap Growth Fund I	28,421	6,521	4,490	31,190
LargeCap S&P 500 Index Fund	33,115	11,284	5,520	37,612
LargeCap Value Fund	6,584	—	6,699	—
LargeCap Value Fund III	20,360	12,399	4,116	27,639
MidCap Growth Fund III	14,747	4,639	2,281	16,060
MidCap Value Fund III	14,582	3,891	2,302	14,840
Origin Emerging Markets Fund	3,874	803	624	4,134
Overseas Fund	31,548	6,937	4,857	33,373
Real Estate Securities Fund	5,717	1,260	974	5,737
SmallCap Growth Fund I	6,156	1,485	935	6,713
SmallCap Value Fund II	6,015	1,496	936	6,215
	$254,788	$67,670	$49,823	$267,894

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$14	$7	$252	$465
Bond Market Index Fund	91	—	—	(167)
Core Plus Bond Fund	112	—	—	(244)
Diversified International Fund	624	2	—	29
Diversified Real Asset Fund	—	118	—	(108)
Equity Income Fund	119	1	418	(269)
High Yield Fund I	141	(1)	—	(150)
International Emerging Markets Fund	55	2	—	108
International Small Company Fund	480	(1)	50	54
LargeCap Growth Fund I	178	14	1,802	724
LargeCap S&P 500 Index Fund	678	(16)	1,880	(1,251)
LargeCap Value Fund	—	510	—	(395)
LargeCap Value Fund III	603	(13)	1,251	(991)
MidCap Growth Fund III	643	(4)	1,253	(1,041)
MidCap Value Fund III	519	(4)	608	(1,327)
Origin Emerging Markets Fund	39	2	—	79
Overseas Fund	845	1	208	(256)
Real Estate Securities Fund	69	(1)	116	(265)
SmallCap Growth Fund I	152	1	225	6
SmallCap Value Fund II	177	—	210	(360)
	$5,539	$618	$8,273	$(5,359)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2065 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.24%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.40%
Blue Chip Fund (a)	9,649	$215
International Emerging Markets Fund (a)	3,075	91
International Small Company Fund (a)	17,899	232
LargeCap Growth Fund I (a)	42,652	655
MidCap Value Fund III (a)	16,030	328
Origin Emerging Markets Fund (a)	7,508	92
Real Estate Securities Fund (a)	6,617	149
SmallCap Growth Fund I (a)	10,304	147
SmallCap Value Fund II (a)	10,841	141
		$2,050
Principal Funds, Inc. Institutional Class - 64.84%
Bond Market Index Fund (a)	8,360	89
Core Plus Bond Fund (a)	15,208	161
Diversified International Fund (a)	50,800	709
Equity Income Fund (a)	6,460	199
High Yield Fund I (a)	11,639	112
LargeCap S&P 500 Index Fund (a)	47,251	824
LargeCap Value Fund III (a)	36,095	602
MidCap Growth Fund III (a)	31,070	353
Overseas Fund (a)	61,574	706
		$3,755
TOTAL INVESTMENT COMPANIES		$5,805
Total Investments		$5,805
Other Assets and Liabilities - (0.24)%		$(14)
TOTAL NET ASSETS - 100.00%		$5,791

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62.39%
International Equity Funds	31.60%
Fixed Income Funds	6.25%
Other Assets and Liabilities	(0.24)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2065 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases	Sales	April 30, 2018
	Value		Cost	Proceeds	Value
Blue Chip Fund		$2	$445	$250		$215
Bond Market Index Fund		1	204	115		89
Core Plus Bond Fund		2	370	207		161
Diversified International Fund		6	1,585	889		709
Diversified Real Asset Fund		1	—	1		—
Equity Income Fund		2	446	250		199
Global Opportunities Fund		3	—	3		—
High Yield Fund I		1	257	144		112
International Emerging Markets Fund		1	204	116		91
International Small Company Fund		2	503	282		232
LargeCap Growth Fund I		7	1,348	756		655
LargeCap S&P 500 Index Fund		8	1,807	1,013		824
LargeCap Value Fund		2	—	2		—
LargeCap Value Fund III		5	1,350	756		602
MidCap Growth Fund III		4	744	418		353
MidCap Value Fund III		4	750	421		328
Origin Emerging Markets Fund		1	204	116		92
Overseas Fund		6	1,585	887		706
Real Estate Securities Fund		1	319	179		149
SmallCap Growth Fund I		2	305	171		147
SmallCap Value Fund II		2	305	171		141
		$63	$12,731	$7,147		$5,805

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$—	$7	$—	$11
Bond Market Index Fund		—	—	—	(1)
Core Plus Bond Fund		1	(1)	—	(3)
Diversified International Fund		—	11	—	(4)
Diversified Real Asset Fund		—	—	—	—
Equity Income Fund		1	4	—	(3)
Global Opportunities Fund		—	—	—	—
High Yield Fund I		2	—	—	(2)
International Emerging Markets Fund		—	1	—	1
International Small Company Fund		—	—	—	9
LargeCap Growth Fund I		—	25	1	31
LargeCap S&P 500 Index Fund		—	6	1	16
LargeCap Value Fund		—	—	—	—
LargeCap Value Fund III		—	7	—	(4)
MidCap Growth Fund III		—	12	—	11
MidCap Value Fund III		—	5	—	(10)
Origin Emerging Markets Fund		—	2	—	1
Overseas Fund		1	9	—	(7)
Real Estate Securities Fund		1	1	—	7
SmallCap Growth Fund I		—	6	—	5
SmallCap Value Fund II		—	1	—	4
		$6	$96	$2	$62
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2015 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 20.07%
Diversified Real Asset Fund (a)	96,640	$1,133
Global Diversified Income Fund (a)	259,699	3,586
International Small Company Fund (a)	67,995	880
MidCap S&P 400 Index Fund (a)	114,603	2,425
SmallCap S&P 600 Index Fund (a)	36,458	1,002
		$9,026
Principal Funds, Inc. Institutional Class - 79.93%
Bond Market Index Fund (a)	1,296,270	13,844
Diversified International Fund (a)	412,929	5,764
Inflation Protection Fund (a)	263,082	2,231
LargeCap S&P 500 Index Fund (a)	509,483	8,880
Short-Term Income Fund (a)	434,358	5,230
		$35,949
TOTAL INVESTMENT COMPANIES		$44,975
Total Investments		$44,975
Other Assets and Liabilities - 0.00%		$(2)
TOTAL NET ASSETS - 100.00%		$44,973

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47.37%
Domestic Equity Funds	27.36%
International Equity Funds	14.78%
Specialty Funds	10.49%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2015 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$10,468	$5,985	$2,119	$13,844
Diversified International Fund	4,366	2,201	782	5,764
Diversified Real Asset Fund	831	461	162	1,133
Global Diversified Income Fund	2,680	1,510	530	3,586
Inflation Protection Fund	1,664	918	326	2,231
International Small Company Fund	650	342	113	880
LargeCap S&P 500 Index Fund	6,664	3,708	1,196	8,880
MidCap S&P 400 Index Fund	1,824	1,030	331	2,425
Short-Term Income Fund	3,858	2,238	810	5,230
SmallCap S&P 600 Index Fund	744	410	133	1,002
	$33,749	$18,803	$6,502	$44,975

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$246	$(1)	$—	$(489)
Diversified International Fund		88	1	—	(22)
Diversified Real Asset Fund		21	—	—	3
Global Diversified Income Fund		75	—	—	(74)
Inflation Protection Fund		38	—	—	(25)
International Small Company Fund		30	—	3	1
LargeCap S&P 500 Index Fund		124	6	344	(302)
MidCap S&P 400 Index Fund		30	1	103	(99)
Short-Term Income Fund		45	—	—	(56)
SmallCap S&P 600 Index Fund		15	1	34	(20)
		$712	$8	$484	$(1,083)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2020 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 21.12%
Diversified Real Asset Fund (a)	283,626	$3,324
Global Diversified Income Fund (a)	689,810	9,526
International Small Company Fund (a)	245,006	3,171
MidCap S&P 400 Index Fund (a)	430,584	9,111
Real Estate Securities Fund (a)	2	—
SmallCap S&P 600 Index Fund (a)	132,176	3,632
		$28,764
Principal Funds, Inc. Institutional Class - 78.88%
Bond Market Index Fund (a)	3,530,187	37,703
Diversified International Fund (a)	1,575,435	21,993
Inflation Protection Fund (a)	583,187	4,946
LargeCap S&P 500 Index Fund (a)	1,931,510	33,666
Short-Term Income Fund (a)	755,843	9,100
		$107,408
TOTAL INVESTMENT COMPANIES		$136,172
Total Investments		$136,172
Other Assets and Liabilities - 0.00%		$(4)
TOTAL NET ASSETS - 100.00%		$136,168

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	38.00%
Domestic Equity Funds	34.09%
International Equity Funds	18.48%
Specialty Funds	9.43%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2020 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$34,147	$10,397	$5,337	$37,703
Diversified International Fund	19,466	5,192	2,687	21,993
Diversified Real Asset Fund	2,885	867	445	3,324
Global Diversified Income Fund	8,460	2,544	1,300	9,526
Inflation Protection Fund	4,386	1,290	667	4,946
International Small Company Fund	2,719	809	373	3,171
LargeCap S&P 500 Index Fund	29,378	9,487	4,120	33,666
MidCap S&P 400 Index Fund	7,992	2,633	1,140	9,111
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	8,103	2,386	1,281	9,100
SmallCap S&P 600 Index Fund	3,137	1,010	445	3,632
	$120,673	$36,615	$17,795	$136,172

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$811	$2	$—	$(1,506)
Diversified International Fund	366	56	—	(34)
Diversified Real Asset Fund	68	3	—	14
Global Diversified Income Fund	211	6	—	(184)
Inflation Protection Fund	92	—	—	(63)
International Small Company Fund	125	3	13	13
LargeCap S&P 500 Index Fund	552	10	1,538	(1,089)
MidCap S&P 400 Index Fund	132	—	456	(374)
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	85	—	—	(108)
SmallCap S&P 600 Index Fund	66	(1)	144	(69)
	$2,508	$79	$2,151	$(3,400)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2025 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 22.21%
Diversified Real Asset Fund (a)	226,074	$2,650
Global Diversified Income Fund (a)	466,835	6,447
International Small Company Fund (a)	225,687	2,920
MidCap S&P 400 Index Fund (a)	396,980	8,400
Real Estate Securities Fund (a)	17	—
SmallCap S&P 600 Index Fund (a)	124,049	3,409
		$23,826
Principal Funds, Inc. Institutional Class - 77.79%
Bond Market Index Fund (a)	2,554,651	27,284
Diversified International Fund (a)	1,433,439	20,011
Inflation Protection Fund (a)	328,993	2,790
LargeCap S&P 500 Index Fund (a)	1,760,674	30,688
Short-Term Income Fund (a)	223,566	2,692
		$83,465
TOTAL INVESTMENT COMPANIES		$107,291
Total Investments		$107,291
Other Assets and Liabilities - 0.00%		$(4)
TOTAL NET ASSETS - 100.00%		$107,287

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	39.61%
Fixed Income Funds	30.54%
International Equity Funds	21.37%
Specialty Funds	8.48%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2025 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$23,225	$7,853	$2,754	$27,284
Diversified International Fund	16,747	5,078	1,796	20,011
Diversified Real Asset Fund	2,174	715	250	2,650
Global Diversified Income Fund	5,408	1,785	622	6,447
Inflation Protection Fund	2,328	765	270	2,790
International Small Company Fund	2,376	783	250	2,920
LargeCap S&P 500 Index Fund	25,354	9,055	2,739	30,688
MidCap S&P 400 Index Fund	6,972	2,527	761	8,400
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	2,251	742	270	2,692
SmallCap S&P 600 Index Fund	2,788	983	300	3,409
	$89,623	$30,286	$10,012	$107,291

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$547	$—	$—	$(1,040)
Diversified International Fund	311	11	—	(29)
Diversified Real Asset Fund	50	—	—	11
Global Diversified Income Fund	138	1	—	(125)
Inflation Protection Fund	48	—	—	(33)
International Small Company Fund	108	1	11	10
LargeCap S&P 500 Index Fund	473	9	1,316	(991)
MidCap S&P 400 Index Fund	115	2	394	(340)
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	24	—	—	(31)
SmallCap S&P 600 Index Fund	59	—	127	(62)
	$1,873	$24	$1,848	$(2,630)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2030 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 23.60%
Diversified Real Asset Fund (a)	306,712	$3,595
Global Diversified Income Fund (a)	511,989	7,071
International Emerging Markets Fund (a)	23,891	710
International Small Company Fund (a)	348,724	4,512
MidCap S&P 400 Index Fund (a)	619,651	13,112
Origin Emerging Markets Fund (a)	58,733	722
SmallCap S&P 600 Index Fund (a)	194,995	5,358
		$35,080
Principal Funds, Inc. Institutional Class - 76.40%
Bond Market Index Fund (a)	3,040,317	32,471
Diversified International Fund (a)	2,163,723	30,205
Inflation Protection Fund (a)	356,687	3,025
LargeCap S&P 500 Index Fund (a)	2,746,158	47,865
		$113,566
TOTAL INVESTMENT COMPANIES		$148,646
Total Investments		$148,646
Other Assets and Liabilities - 0.00%		$(1)
TOTAL NET ASSETS - 100.00%		$148,645

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.62%
International Equity Funds	24.32%
Fixed Income Funds	23.88%
Specialty Funds	7.18%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2030 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$25,953	$12,551	$4,872	$32,471
Diversified International Fund	24,002	10,187	3,977	30,205
Diversified Real Asset Fund	2,773	1,311	510	3,595
Global Diversified Income Fund	5,580	2,634	1,017	7,071
Inflation Protection Fund	2,388	1,096	427	3,025
International Emerging Markets Fund	561	231	90	710
International Small Company Fund	3,490	1,573	570	4,512
LargeCap S&P 500 Index Fund	37,581	18,204	6,328	47,865
MidCap S&P 400 Index Fund	10,318	5,079	1,759	13,112
Origin Emerging Markets Fund	580	230	93	722
SmallCap S&P 600 Index Fund	4,162	2,002	702	5,358
	$117,388	$55,098	$20,345	$148,646

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$631	$(3)	$—	$(1,158)
Diversified International Fund	457	55	—	(62)
Diversified Real Asset Fund	66	2	—	19
Global Diversified Income Fund	145	3	—	(129)
Inflation Protection Fund	51	—	—	(32)
International Emerging Markets Fund	7	5	—	3
International Small Company Fund	163	3	17	16
LargeCap S&P 500 Index Fund	720	(24)	2,004	(1,568)
MidCap S&P 400 Index Fund	174	(1)	600	(525)
Origin Emerging Markets Fund	6	7	—	(2)
SmallCap S&P 600 Index Fund	91	(4)	195	(100)
	$2,511	$43	$2,816	$(3,538)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2035 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 21.71%
Diversified Real Asset Fund (a)	407	$5
International Emerging Markets Fund (a)	32,814	975
International Small Company Fund (a)	211,047	2,731
MidCap S&P 400 Index Fund (a)	386,641	8,181
Origin Emerging Markets Fund (a)	80,698	993
Real Estate Securities Fund (a)	86,305	1,950
SmallCap S&P 600 Index Fund (a)	122,720	3,372
		$18,207
Principal Funds, Inc. Institutional Class - 78.29%
Bond Market Index Fund (a)	1,430,108	15,274
Diversified International Fund (a)	1,266,229	17,676
High Yield Fund I (a)	312,346	3,020
LargeCap S&P 500 Index Fund (a)	1,703,453	29,691
		$65,661
TOTAL INVESTMENT COMPANIES		$83,868
Total Investments		$83,868
Other Assets and Liabilities - 0.00%		$(3)
TOTAL NET ASSETS - 100.00%		$83,865

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.50%
International Equity Funds	26.68%
Fixed Income Funds	21.81%
Specialty Funds	0.01%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
	Value			Cost	Proceeds		Value
Bond Market Index Fund		$12,849		$4,542	$1,527		$15,274
Diversified International Fund		14,651		4,626	1,572		17,676
Diversified Real Asset Fund		5		—	—		5
High Yield Fund I		2,501		906	300		3,020
International Emerging Markets Fund		801		243	83		975
International Small Company Fund		2,196		759	234		2,731
LargeCap S&P 500 Index Fund		24,272		9,030	2,626		29,691
MidCap S&P 400 Index Fund		6,715		2,535	734		8,181
Origin Emerging Markets Fund		826		241	84		993
Real Estate Securities Fund		1,632		583	191		1,950
SmallCap S&P 600 Index Fund		2,727		1,002	294		3,372
		$69,175		$24,467	$7,645		$83,868

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$313		$2			$—	$(592)
Diversified International Fund	281		15			—	(44)
Diversified Real Asset Fund	—		—			—	—
High Yield Fund I	81		—			—	(87)
International Emerging Markets Fund	11		2			—	12
International Small Company Fund	103		1			11	9
LargeCap S&P 500 Index Fund	467		8			1,300	(993)
MidCap S&P 400 Index Fund	114		—			392	(335)
Origin Emerging Markets Fund	8		3			—	7
Real Estate Securities Fund	21		—			33	(74)
SmallCap S&P 600 Index Fund	60		(1)			128	(62)
	$1,459		$30			$1,864	$(2,159)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2040 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 22.93%
Diversified Real Asset Fund (a)	155	$2
International Emerging Markets Fund (a)	43,508	1,292
International Small Company Fund (a)	274,825	3,556
MidCap S&P 400 Index Fund (a)	500,419	10,589
Origin Emerging Markets Fund (a)	106,810	1,314
Real Estate Securities Fund (a)	103,363	2,336
SmallCap S&P 600 Index Fund (a)	159,884	4,393
		$23,482
Principal Funds, Inc. Institutional Class - 77.07%
Bond Market Index Fund (a)	1,300,323	13,888
Diversified International Fund (a)	1,662,901	23,214
High Yield Fund I (a)	311,085	3,008
LargeCap S&P 500 Index Fund (a)	2,227,824	38,831
		$78,941
TOTAL INVESTMENT COMPANIES		$102,423
Total Investments		$102,423
Other Assets and Liabilities - 0.00%		$(1)
TOTAL NET ASSETS - 100.00%		$102,422

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.82%
International Equity Funds	28.68%
Fixed Income Funds	16.50%
Specialty Funds	0.00%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Bond Market Index Fund		$11,382		$4,547	$1,509		$13,888
Diversified International Fund		18,798		6,619	2,215		23,214
Diversified Real Asset Fund		2		—	—		2
High Yield Fund I		2,431		982	320		3,008
International Emerging Markets Fund		1,039		353	121		1,292
International Small Company Fund		2,799		1,066	326		3,556
LargeCap S&P 500 Index Fund		31,040		12,769	3,701		38,831
MidCap S&P 400 Index Fund		8,497		3,552	1,025		10,589
Origin Emerging Markets Fund		1,071		349	119		1,314
Real Estate Securities Fund		1,900		771	250		2,336
SmallCap S&P 600 Index Fund		3,477		1,418	415		4,393
		$82,436		$32,426	$10,001		$102,423

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$288		$—			$—	$(532)
Diversified International Fund	372		16			—	(4)
Diversified Real Asset Fund	—		—			—	—
High Yield Fund I	80		—			—	(85)
International Emerging Markets Fund	14		4			—	17
International Small Company Fund	135		—			14	17
LargeCap S&P 500 Index Fund	618		(11)			1,716	(1,266)
MidCap S&P 400 Index Fund	149		(1)			512	(434)
Origin Emerging Markets Fund	11		5			—	8
Real Estate Securities Fund	25		1			40	(86)
SmallCap S&P 600 Index Fund	78		(3)			169	(84)
	$1,770		$11			$2,451	$(2,449)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2045 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 23.81%
Diversified Real Asset Fund (a)	10	$—
International Emerging Markets Fund (a)	21,911	651
International Small Company Fund (a)	147,068	1,903
MidCap S&P 400 Index Fund (a)	270,014	5,713
Origin Emerging Markets Fund (a)	53,814	662
Real Estate Securities Fund (a)	52,749	1,192
SmallCap S&P 600 Index Fund (a)	84,102	2,311
		$12,432
Principal Funds, Inc. Institutional Class - 76.19%
Bond Market Index Fund (a)	506,188	5,406
Diversified International Fund (a)	889,031	12,411
High Yield Fund I (a)	110,903	1,073
LargeCap S&P 500 Index Fund (a)	1,198,523	20,890
		$39,780
TOTAL INVESTMENT COMPANIES		$52,212
Total Investments		$52,212
Other Assets and Liabilities - 0.00%		$(2)
TOTAL NET ASSETS - 100.00%		$52,210

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.66%
International Equity Funds	29.93%
Fixed Income Funds	12.41%
Specialty Funds	0.00%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2045 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$4,615	$1,517	$517	$5,406
Diversified International Fund	10,393	3,068	1,054	12,411
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	905	297	98	1,073
International Emerging Markets Fund	540	154	54	651
International Small Company Fund	1,548	501	154	1,903
LargeCap S&P 500 Index Fund	17,273	6,046	1,763	20,890
MidCap S&P 400 Index Fund	4,747	1,687	489	5,713
Origin Emerging Markets Fund	556	152	54	662
Real Estate Securities Fund	1,010	339	113	1,192
SmallCap S&P 600 Index Fund	1,893	655	195	2,311
	$43,480	$14,416	$4,491	$52,212

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$112	$1	$—	$(210)
Diversified International Fund		199	10	—	(6)
Diversified Real Asset Fund		—	—	—	—
High Yield Fund I		29	—	—	(31)
International Emerging Markets Fund		7	2	—	9
International Small Company Fund		72	—	7	8
LargeCap S&P 500 Index Fund		331	5	921	(671)
MidCap S&P 400 Index Fund		80	(1)	276	(231)
Origin Emerging Markets Fund		6	2	—	6
Real Estate Securities Fund		13	—	21	(44)
SmallCap S&P 600 Index Fund		40	—	89	(42)
		$889	$19	$1,314	$(1,212)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2050 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.41%
International Emerging Markets Fund (a)	20,320	$604
International Small Company Fund (a)	140,873	1,823
MidCap S&P 400 Index Fund (a)	260,015	5,502
Origin Emerging Markets Fund (a)	49,876	613
Real Estate Securities Fund (a)	48,557	1,097
SmallCap S&P 600 Index Fund (a)	82,416	2,265
		$11,904
Principal Funds, Inc. Institutional Class - 75.59%
Bond Market Index Fund (a)	337,532	3,605
Diversified International Fund (a)	869,703	12,141
High Yield Fund I (a)	92,912	898
LargeCap S&P 500 Index Fund (a)	1,159,363	20,208
		$36,852
TOTAL INVESTMENT COMPANIES		$48,756
Total Investments		$48,756
Other Assets and Liabilities - 0.00%		$(1)
TOTAL NET ASSETS - 100.00%		$48,755

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.62%
International Equity Funds	31.14%
Fixed Income Funds	9.24%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2050 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$2,895	$1,133	$287	$3,605
Diversified International Fund	9,642	3,351	856	12,141
High Yield Fund I	713	281	70	898
International Emerging Markets Fund	475	161	41	604
International Small Company Fund	1,407	531	124	1,823
LargeCap S&P 500 Index Fund	15,846	6,429	1,423	20,208
MidCap S&P 400 Index Fund	4,331	1,785	394	5,502
Origin Emerging Markets Fund	490	159	41	613
Real Estate Securities Fund	873	351	87	1,097
SmallCap S&P 600 Index Fund	1,757	708	159	2,265
	$38,429	$14,889	$3,482	$48,756

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$72	$—	$—	$(136)
Diversified International Fund		188	5	—	(1)
High Yield Fund I		23	—	—	(26)
International Emerging Markets Fund		6	1	—	8
International Small Company Fund		67	—	7	9
LargeCap S&P 500 Index Fund		311	1	864	(645)
MidCap S&P 400 Index Fund		75	—	257	(220)
Origin Emerging Markets Fund		5	1	—	4
Real Estate Securities Fund		12	—	19	(40)
SmallCap S&P 600 Index Fund		39	—	84	(41)
		$798	$8	$1,231	$(1,088)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2055 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 25.15%
Diversified Real Asset Fund (a)	19	$—
International Emerging Markets Fund (a)	5,881	175
International Small Company Fund (a)	42,968	556
MidCap S&P 400 Index Fund (a)	77,830	1,647
Origin Emerging Markets Fund (a)	14,427	177
Real Estate Securities Fund (a)	14,089	318
SmallCap S&P 600 Index Fund (a)	24,691	679
		$3,552
Principal Funds, Inc. Institutional Class - 74.86%
Bond Market Index Fund (a)	69,043	737
Diversified International Fund (a)	257,452	3,594
High Yield Fund I (a)	27,070	262
LargeCap S&P 500 Index Fund (a)	343,078	5,980
		$10,573
TOTAL INVESTMENT COMPANIES		$14,125
Total Investments		$14,125
Other Assets and Liabilities - (0.01)%		$(2)
TOTAL NET ASSETS - 100.00%		$14,123

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.06%
International Equity Funds	31.88%
Fixed Income Funds	7.07%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2055 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$612	$236	$81	$737
Diversified International Fund	2,929	1,024	356	3,594
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	214	83	28	262
International Emerging Markets Fund	141	48	16	175
International Small Company Fund	440	166	52	556
LargeCap S&P 500 Index Fund	4,803	1,955	586	5,980
MidCap S&P 400 Index Fund	1,329	548	163	1,647
Origin Emerging Markets Fund	145	47	18	177
Real Estate Securities Fund	261	104	35	318
SmallCap S&P 600 Index Fund	540	217	66	679
	$11,414	$4,428	$1,401	$14,125

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$15	$—	$—	$(30)
Diversified International Fund		57	2	—	(5)
Diversified Real Asset Fund		—	—	—	—
High Yield Fund I		7	—	—	(7)
International Emerging Markets Fund		2	—	—	2
International Small Company Fund		21	—	2	2
LargeCap S&P 500 Index Fund		94	—	260	(192)
MidCap S&P 400 Index Fund		23	—	78	(67)
Origin Emerging Markets Fund		1	1	—	2
Real Estate Securities Fund		3	—	5	(12)
SmallCap S&P 600 Index Fund		11	—	26	(12)
		$234	$3	$371	$(319)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2060 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 25.32%
Diversified Real Asset Fund (a)	18	$—
International Emerging Markets Fund (a)	1,396	41
International Small Company Fund (a)	10,297	133
MidCap S&P 400 Index Fund (a)	18,990	402
Origin Emerging Markets Fund (a)	3,399	42
Real Estate Securities Fund (a)	3,459	78
SmallCap S&P 600 Index Fund (a)	5,988	165
		$861
Principal Funds, Inc. Institutional Class - 74.74%
Bond Market Index Fund (a)	13,285	142
Diversified International Fund (a)	63,146	882
High Yield Fund I (a)	6,631	64
LargeCap S&P 500 Index Fund (a)	83,418	1,454
		$2,542
TOTAL INVESTMENT COMPANIES		$3,403
Total Investments		$3,403
Other Assets and Liabilities - (0.06)%		$(2)
TOTAL NET ASSETS - 100.00%		$3,401

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.71%
International Equity Funds	32.29%
Fixed Income Funds	6.06%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2060 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$77	$91	$22		$142
Diversified International Fund	498	498	115		882
Diversified Real Asset Fund	—	—	—		—
High Yield Fund I	35	39	8		64
International Emerging Markets Fund	24	23	6		41
International Small Company Fund	74	76	19		133
LargeCap S&P 500 Index Fund	814	874	194		1,454
MidCap S&P 400 Index Fund	225	245	54		402
Origin Emerging Markets Fund	24	23	5		42
Real Estate Securities Fund	42	49	11		78
SmallCap S&P 600 Index Fund	91	98	21		165
	$1,904	$2,016	$455		$3,403

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$2	$—	$—	$(4)
Diversified International Fund		11	—	—	1
Diversified Real Asset Fund		—	—	—	—
High Yield Fund I		2	—	—	(2)
International Emerging Markets Fund		—	—	—	—
International Small Company Fund		4	—	1	2
LargeCap S&P 500 Index Fund		19	2	50	(42)
MidCap S&P 400 Index Fund		5	—	15	(14)
Origin Emerging Markets Fund		—	—	—	—
Real Estate Securities Fund		1	—	1	(2)
SmallCap S&P 600 Index Fund		2	—	5	(3)
		$46	$2	$72	$(64)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2065 Fund
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 99.77%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 25.18%
International Emerging Markets Fund (a)	1,695	$50
International Small Company Fund (a)	12,889	167
MidCap S&P 400 Index Fund (a)	23,992	508
Origin Emerging Markets Fund (a)	4,026	49
Real Estate Securities Fund (a)	4,955	112
SmallCap S&P 600 Index Fund (a)	7,524	207
		$1,093
Principal Funds, Inc. Institutional Class - 74.59%
Bond Market Index Fund (a)	18,577	198
Diversified International Fund (a)	81,079	1,132
High Yield Fund I (a)	9,142	89
LargeCap S&P 500 Index Fund (a)	104,362	1,819
		$3,238
TOTAL INVESTMENT COMPANIES		$4,331
Total Investments		$4,331
Other Assets and Liabilities - 0.23%		$10
TOTAL NET ASSETS - 100.00%		$4,341

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.95%
International Equity Funds	32.21%
Fixed Income Funds	6.61%
Other Assets and Liabilities	0.23%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2065 Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases	Sales	April 30, 2018
	Value		Cost	Proceeds	Value
Bond Market Index Fund		$1	$200	$2		$198
Diversified International Fund		5	1,144	11		1,132
Diversified Real Asset Fund		1	—	1		—
High Yield Fund I		—	90	—		89
International Emerging Markets Fund		—	53	—		50
International Small Company Fund		1	167	2		167
LargeCap S&P 500 Index Fund		9	1,895	18		1,819
MidCap S&P 400 Index Fund		3	525	6		508
Origin Emerging Markets Fund		—	54	1		49
Real Estate Securities Fund		—	112	1		112
SmallCap S&P 600 Index Fund		1	211	2		207
		$21	$4,451	$44		$4,331

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$—	$—	$—	$(1)
Diversified International Fund		—	—	—	(6)
Diversified Real Asset Fund		—	—	—	—
High Yield Fund I		1	—	—	(1)
International Emerging Markets Fund		—	—	—	(3)
International Small Company Fund		—	—	—	1
LargeCap S&P 500 Index Fund		—	—	1	(67)
MidCap S&P 400 Index Fund		—	—	—	(14)
Origin Emerging Markets Fund		—	—	—	(4)
Real Estate Securities Fund		1	—	—	1
SmallCap S&P 600 Index Fund		—	—	—	(3)
		$2	$—	$1	$(97)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 17.47%
Diversified Real Asset Fund (a)	55,985	$656
Global Diversified Income Fund (a)	183,301	2,531
International Small Company Fund (a)	22,483	291
MidCap S&P 400 Index Fund (a)	35,304	747
SmallCap S&P 600 Index Fund (a)	10,754	296
		$4,521
Principal Funds, Inc. Institutional Class - 82.54%
Bond Market Index Fund (a)	958,741	10,239
Diversified International Fund (a)	126,423	1,765
Inflation Protection Fund (a)	163,886	1,390
LargeCap S&P 500 Index Fund (a)	157,447	2,744
Short-Term Income Fund (a)	433,208	5,216
		$21,354
TOTAL INVESTMENT COMPANIES		$25,875
Total Investments		$25,875
Other Assets and Liabilities - (0.01)%		$(2)
TOTAL NET ASSETS - 100.00%		$25,873

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65.11%
Domestic Equity Funds	14.64%
Specialty Funds	12.32%
International Equity Funds	7.94%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid Income Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$9,665	$4,016	$3,043	$10,239
Diversified International Fund	1,630	582	443	1,765
Diversified Real Asset Fund	595	242	184	656
Global Diversified Income Fund	2,353	923	697	2,531
Inflation Protection Fund	1,290	482	366	1,390
International Small Company Fund	260	99	69	291
LargeCap S&P 500 Index Fund	2,500	1,031	690	2,744
MidCap S&P 400 Index Fund	684	286	191	747
Short-Term Income Fund	4,840	2,013	1,577	5,216
SmallCap S&P 600 Index Fund	267	109	74	296
	$24,084	$9,783	$7,334	$25,875

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$223	$(7)	$—	$(392)
Diversified International Fund		29	14	—	(18)
Diversified Real Asset Fund		13	1	—	2
Global Diversified Income Fund		55	5	—	(53)
Inflation Protection Fund		25	1	—	(17)
International Small Company Fund		11	2	1	(1)
LargeCap S&P 500 Index Fund		46	5	126	(102)
MidCap S&P 400 Index Fund		11	2	38	(34)
Short-Term Income Fund		48	(1)	—	(59)
SmallCap S&P 600 Index Fund		6	1	12	(7)
		$467	$23	$177	$(681)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 28.30%
Blue Chip Fund (a)	851,087	$18,937
Diversified Real Asset Fund (a)	1,013,493	11,878
Global Diversified Income Fund (a)	3,477,576	48,025
Global Multi-Strategy Fund (a)	2,986,381	33,209
International Small Company Fund (a)	451,616	5,844
MidCap Fund (a)	501,229	13,453
SmallCap Growth Fund I (a)	200,931	2,865
SmallCap Value Fund II (a)	200,885	2,611
		$136,822
Principal Funds, Inc. Institutional Class - 71.71%
Bond Market Index Fund (a)	4,384,143	46,823
Core Plus Bond Fund (a)	9,900,163	104,942
Diversified International Fund (a)	1,186,635	16,566
Equity Income Fund (a)	555,308	17,076
Global Opportunities Fund (a)	802,896	10,084
Inflation Protection Fund (a)	2,839,547	24,079
LargeCap S&P 500 Index Fund (a)	942,243	16,423
Overseas Fund (a)	1,425,055	16,331
Short-Term Income Fund (a)	7,833,064	94,310
		$346,634
TOTAL INVESTMENT COMPANIES		$483,456
Total Investments		$483,456
Other Assets and Liabilities - (0.01)%		$(56)
TOTAL NET ASSETS - 100.00%		$483,400

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	55.89%
Specialty Funds	19.26%
Domestic Equity Funds	14.76%
International Equity Funds	10.10%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Strategic Income Fund
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$20,641	$829	$3,531	$18,937
Bond Market Index Fund	62,240	2,333	15,226	46,823
Core Plus Bond Fund	128,989	4,103	24,064	104,942
Diversified International Fund	18,766	598	2,849	16,566
Diversified Real Asset Fund	5,736	9,288	3,162	11,878
Equity Income Fund	20,255	1,376	4,088	17,076
Global Diversified Income Fund	57,535	2,199	10,688	48,025
Global Multi-Strategy Fund	37,208	1,976	4,650	33,209
Global Opportunities Fund	12,005	1,358	2,459	10,084
Inflation Protection Fund	37,433	1,055	14,002	24,079
International Small Company Fund	6,366	394	950	5,844
LargeCap S&P 500 Index Fund	17,289	2,885	3,210	16,423
MidCap Fund	15,740	745	2,740	13,453
Overseas Fund	18,465	833	2,850	16,331
Short-Term Income Fund	112,719	3,157	20,190	94,310
SmallCap Growth Fund I	3,108	222	476	2,865
SmallCap Value Fund II	3,023	226	476	2,611
	$577,518	$33,577	$115,611	$483,456

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$29	$617	$520	$381
Bond Market Index Fund	1,389	(289)	—	(2,235)
Core Plus Bond Fund	1,893	(34)	—	(4,052)
Diversified International Fund	333	(61)	—	112
Diversified Real Asset Fund	318	(12)	—	28
Equity Income Fund	237	1,088	859	(1,555)
Global Diversified Income Fund	1,266	(14)	—	(1,007)
Global Multi-Strategy Fund	891	175	162	(1,500)
Global Opportunities Fund	994	117	168	(937)
Inflation Protection Fund	564	651	—	(1,058)
International Small Company Fund	277	57	29	(23)
LargeCap S&P 500 Index Fund	332	(5)	924	(536)
MidCap Fund	21	925	498	(1,217)
Overseas Fund	455	161	113	(278)
Short-Term Income Fund	1,045	12	—	(1,388)
SmallCap Growth Fund I	72	117	106	(106)
SmallCap Value Fund II	83	104	98	(266)
	$10,199	$3,609	$3,477	$(15,637)
Amounts in thousands

See accompanying notes.

Schedule of Investments Real Estate Securities Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.20%	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Lodging - 4.46%			Sector	Percent
Extended Stay America Inc	1,413,170	$27,670	Financial	91.44%
Hilton Grand Vacations Inc (a)	554,512	23,844	Consumer, Cyclical	4.46%
Hilton Worldwide Holdings Inc	1,349,942	106,429	Technology	2.30%
		$157,943	Investment Companies	2.13%
Real Estate - 0.28%			Other Assets and Liabilities	(0.33)%
VICI Properties Inc	551,912	10,034	TOTAL NET ASSETS	100.00%

REITs - 91.16%
Alexandria Real Estate Equities Inc	1,156,819	144,105
American Homes 4 Rent	1,754,143	35,434
American Tower Corp	515,403	70,280
Apartment Investment & Management Co	2,501,883	101,576
AvalonBay Communities Inc	1,095,734	178,605
Boston Properties Inc	437,996	53,177
Corporate Office Properties Trust	732,720	20,157
Crown Castle International Corp	472,236	47,634
CubeSmart	1,814,236	53,411
DCT Industrial Trust Inc	712,750	46,735
DDR Corp	2,689,232	19,497
Duke Realty Corp	2,969,099	80,463
EPR Properties	1,172,197	64,494
Equinix Inc	584,093	245,780
Equity LifeStyle Properties Inc	562,434	50,147
Equity Residential	574,781	35,470
Essex Property Trust Inc	752,948	180,474
Extra Space Storage Inc	1,044,944	93,617
First Industrial Realty Trust Inc	960,909	29,894
GGP Inc	965,939	19,309
Gramercy Property Trust	705,796	16,586
HCP Inc	1,367,850	31,953
Healthcare Trust of America Inc	2,209,596	55,218
Hudson Pacific Properties Inc	1,402,691	46,106
Invitation Homes Inc	7,314,372	169,255
Kilroy Realty Corp	1,291,210	92,541
Physicians Realty Trust	3,177,886	47,478
Prologis Inc	2,658,454	172,560
Public Storage	354,499	71,531
Regency Centers Corp	1,588,592	93,489
Saul Centers Inc	311,728	14,916
Simon Property Group Inc	1,680,371	262,709
SL Green Realty Corp	679,612	66,425
Spirit Realty Capital Inc	4,484,311	36,099
STORE Capital Corp	3,324,108	83,867
Sun Communities Inc	919,031	86,251
Sunstone Hotel Investors Inc	3,870,805	60,385
Tanger Factory Outlet Centers Inc	1,348,334	29,596
Terreno Realty Corp	716,829	26,630
Vornado Realty Trust	449,751	30,597
Welltower Inc	2,282,939	122,000
Weyerhaeuser Co	1,178,520	43,346
		$3,229,797
Software - 2.30%
InterXion Holding NV (a)	1,252,481	81,436

TOTAL COMMON STOCKS		$3,479,210
INVESTMENT COMPANIES - 2.13%	Shares Held	Value (000's)
Money Market Funds - 2.13%
Principal Government Money Market Fund	75,491,432	75,491
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES		$75,491
Total Investments		$3,554,701
Other Assets and Liabilities - (0.33)%		$(11,545)
TOTAL NET ASSETS - 100.00%		$3,543,156

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Real Estate Securities Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$266,850	$191,359		$75,491
		$—		$266,850	$191,359		$75,491

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$162		$—			$—	$—
	$162		$—			$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)
Money Market Funds - 0.59%
Principal Government Money Market Fund	27,906,628	$27,907
1.55%(a),(b)

Principal Exchange-Traded Funds - 18.51%
Principal Active Global Dividend Income ETF	7,708,100	213,751
(a)
Principal EDGE Active Income ETF (a)	1,406,000	56,535
Principal Investment Grade Corporate Active	998,000	24,700
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	18,875,700	478,877
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,340,000	104,008
ETF (a)
		$877,871
Principal Funds, Inc. Class R-6 - 42.78%
Blue Chip Fund (a)	15,927,650	354,390
Diversified Real Asset Fund (a)	14,426,147	169,074
EDGE MidCap Fund (a)	13,118,336	180,115
Global Multi-Strategy Fund (a)	17,054,218	189,643
Global Real Estate Securities Fund (a)	14,439,820	137,323
High Yield Fund (a)	10,162,451	73,678
Income Fund (a)	61,988,643	578,974
International Emerging Markets Fund (a)	3,518,030	104,485
International Small Company Fund (a)	5,129,173	66,371
Preferred Securities Fund (a)	12,419,584	124,941
Real Estate Debt Income Fund (a)	5,348,659	49,850
		$2,028,844
Principal Funds, Inc. Institutional Class - 38.18%
Diversified International Fund (a)	40,723,300	568,498
Equity Income Fund (a)	18,334,006	563,771
Government & High Quality Bond Fund (a)	25,943,877	262,552
Inflation Protection Fund (a)	9,387,052	79,602
Short-Term Income Fund (a)	27,948,132	336,495
		$1,810,918
TOTAL INVESTMENT COMPANIES		$4,745,540
Total Investments		$4,745,540
Other Assets and Liabilities - (0.06)%		$(2,661)
TOTAL NET ASSETS - 100.00%		$4,742,879

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	35.45%
Fixed Income Funds	33.45%
International Equity Funds	23.00%
Specialty Funds	7.57%
Investment Companies	0.59%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Balanced Portfolio
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$246,974	$100,066	$7,593	$354,390
Diversified International Fund	574,399	22,361	29,624	568,498
Diversified Real Asset Fund	201,097	7,597	40,493	169,074
EDGE MidCap Fund	102,805	75,233	2,375	180,115
Equity Income Fund	538,712	63,563	22,744	563,771
Global Multi-Strategy Fund	370,582	6,884	180,152	189,643
Global Real Estate Securities Fund	129,904	9,206	2,050	137,323
Government & High Quality Bond Fund	253,112	29,199	11,782	262,552
High Yield Fund	71,327	7,413	2,564	73,678
Income Fund	574,164	53,571	33,431	578,974
Inflation Protection Fund	74,443	6,947	635	79,602
International Emerging Markets Fund	116,958	1,645	17,525	104,485
International Small Company Fund	63,851	3,469	1,346	66,371
LargeCap Growth Fund	142,354	12,219	149,259	—
LargeCap Value Fund	288,488	43,802	302,284	—
Preferred Securities Fund	122,658	12,851	5,532	124,941
Principal Active Global Dividend Income	126,330	82,532	—	213,751
ETF
Principal Capital Appreciation Fund	136,085	5,747	142,117	—
Principal EDGE Active Income ETF	53,950	4,735	—	56,535
Principal Government Money Market Fund	—	347,311	319,404	27,907
Principal Investment Grade Corporate	—	24,645	—	24,700
Active ETF
Principal U.S. Mega-Cap Multi-Factor Index	57,753	434,743	—	478,877
ETF
Principal U.S. Small-Cap Multi-Factor	74,261	27,136	—	104,008
Index ETF
Real Estate Debt Income Fund	46,556	7,045	2,287	49,850
Short-Term Income Fund	316,071	38,443	13,535	336,495
Small-MidCap Dividend Income Fund	203,415	5,869	206,648	—
	$4,886,249	$1,434,232	$1,493,380	$4,745,540

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$439	$(222)	$7,830	$15,165
Diversified International Fund	10,314	1,552	—	(190)
Diversified Real Asset Fund	3,882	1,903	—	(1,030)
EDGE MidCap Fund	721	(93)	1,384	4,545
Equity Income Fund	7,174	127	25,073	(15,887)
Global Multi-Strategy Fund	5,656	8,177	1,032	(15,848)
Global Real Estate Securities Fund	3,070	(73)	2,100	336
Government & High Quality Bond Fund	3,841	(410)	—	(7,567)
High Yield Fund	2,075	(31)	—	(2,467)
Income Fund	10,114	(915)	—	(14,415)
Inflation Protection Fund	1,547	(15)	—	(1,138)
International Emerging Markets Fund	1,395	3,577	—	(170)
International Small Company Fund	2,846	6	297	391
LargeCap Growth Fund	2,599	72,611	9,621	(77,925)
LargeCap Value Fund	19,080	28,893	24,722	(58,899)
Preferred Securities Fund	3,247	(88)	199	(4,948)
Principal Active Global Dividend Income
ETF	2,713	—	11	4,889
Principal Capital Appreciation Fund	1,029	81,283	4,717	(80,998)
Principal EDGE Active Income ETF	1,615	—	226	(2,150)
Principal Government Money Market Fund	155	—	—	—
Principal Investment Grade Corporate
Active ETF	—	—	—	55
Principal U.S. Mega-Cap Multi-Factor Index
ETF	2,464	—	—	(13,619)
Principal U.S. Small-Cap Multi-Factor
Index ETF	559	—	—	2,611
Real Estate Debt Income Fund	931	(40)	—	(1,424)
Short-Term Income Fund	3,450	(176)	—	(4,308)
Small-MidCap Dividend Income Fund	2,138	69,569	3,731	(72,205)
	$93,054	$265,635	$80,943	$(347,196)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)
Money Market Funds - 0.39%
Principal Government Money Market Fund	6,828,777	$6,829
1.55%(a),(b)

Principal Exchange-Traded Funds - 13.23%
Principal Active Global Dividend Income ETF	1,315,000	36,466
(a)
Principal EDGE Active Income ETF (a)	1,047,000	42,100
Principal Investment Grade Corporate Active	659,100	16,313
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	4,484,000	113,759
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	756,900	23,570
ETF (a)
		$232,208
Principal Funds, Inc. Class R-6 - 47.05%
Blue Chip Fund (a)	3,780,867	84,124
Diversified Real Asset Fund (a)	4,570,264	53,564
EDGE MidCap Fund (a)	3,075,983	42,233
Global Diversified Income Fund (a)	3,451,773	47,669
Global Multi-Strategy Fund (a)	6,295,198	70,003
Global Real Estate Securities Fund (a)	3,795,154	36,092
High Yield Fund (a)	6,229,436	45,163
Income Fund (a)	33,871,275	316,358
International Emerging Markets Fund (a)	908,259	26,975
International Small Company Fund (a)	1,247,934	16,148
Preferred Securities Fund (a)	7,112,725	71,554
Real Estate Debt Income Fund (a)	1,714,923	15,983
		$825,866
Principal Funds, Inc. Institutional Class - 39.38%
Diversified International Fund (a)	10,121,296	141,293
Equity Income Fund (a)	4,381,930	134,744
Government & High Quality Bond Fund (a)	17,007,007	172,111
Inflation Protection Fund (a)	5,533,779	46,927
Short-Term Income Fund (a)	16,292,959	196,167
		$691,242
TOTAL INVESTMENT COMPANIES		$1,756,145
Total Investments		$1,756,145
Other Assets and Liabilities - (0.05)%		$(924)
TOTAL NET ASSETS - 100.00%		$1,755,221

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52.56%
Domestic Equity Funds	22.70%
International Equity Funds	14.65%
Specialty Funds	9.75%
Investment Companies	0.39%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Conservative Balanced Portfolio
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$41,215	$41,461	$1,476	$84,124
Diversified International Fund	144,496	7,969	11,526	141,293
Diversified Real Asset Fund	53,254	2,596	2,486	53,564
EDGE MidCap Fund	33,096	8,362	584	42,233
Equity Income Fund	120,343	27,143	9,082	134,744
Global Diversified Income Fund	48,300	2,500	2,164	47,669
Global Multi-Strategy Fund	86,980	3,490	17,745	70,003
Global Real Estate Securities Fund	27,261	9,498	778	36,092
Government & High Quality Bond Fund	174,378	11,408	8,382	172,111
High Yield Fund	46,357	2,532	2,163	45,163
Income Fund	331,272	18,585	25,002	316,358
Inflation Protection Fund	40,709	7,770	849	46,927
International Emerging Markets Fund	31,084	474	5,469	26,975
International Small Company Fund	15,973	1,705	1,631	16,148
LargeCap Growth Fund	44,210	3,758	46,318	—
LargeCap Value Fund	93,531	13,815	97,847	—
Preferred Securities Fund	73,546	4,642	3,720	71,554
Principal Active Global Dividend Income	35,391	—	—	36,466
ETF
Principal Capital Appreciation Fund	36,278	1,441	37,782	—
Principal EDGE Active Income ETF	43,734	—	—	42,100
Principal Government Money Market Fund	—	86,680	79,851	6,829
Principal Investment Grade Corporate	—	16,277	—	16,313
Active ETF
Principal U.S. Mega-Cap Multi-Factor Index	17,577	99,696	—	113,759
ETF
Principal U.S. Small-Cap Multi-Factor	21,536	1,344	—	23,570
Index ETF
Real Estate Debt Income Fund	15,647	1,132	309	15,983
Short-Term Income Fund	196,327	14,664	12,177	196,167
Small-MidCap Dividend Income Fund	32,416	901	32,889	—
	$1,804,911	$389,843	$400,230	$1,756,145

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$84	$(53)	$1,500	$2,977
Diversified International Fund	2,553	710	—	(356)
Diversified Real Asset Fund	1,227	(33)	—	233
EDGE MidCap Fund	199	(24)	382	1,383
Equity Income Fund	1,639	(64)	5,561	(3,596)
Global Diversified Income Fund	1,145	(10)	—	(957)
Global Multi-Strategy Fund	1,846	631	337	(3,353)
Global Real Estate Securities Fund	715	(35)	479	146
Government & High Quality Bond Fund	2,548	(498)	—	(4,795)
High Yield Fund	1,297	(28)	—	(1,535)
Income Fund	5,626	(795)	—	(7,702)
Inflation Protection Fund	918	(21)	—	(682)
International Emerging Markets Fund	366	1,066	—	(180)
International Small Company Fund	683	153	71	(52)
LargeCap Growth Fund	799	20,813	2,959	(22,463)
LargeCap Value Fund	6,022	8,894	7,794	(18,393)
Preferred Securities Fund	1,878	(45)	115	(2,869)
Principal Active Global Dividend Income
ETF	492	—	2	1,075
Principal Capital Appreciation Fund	259	20,735	1,182	(20,672)
Principal EDGE Active Income ETF	1,261	—	179	(1,634)
Principal Government Money Market Fund	51	—	—	—
Principal Investment Grade Corporate
Active ETF	—	—	—	36
Principal U.S. Mega-Cap Multi-Factor Index
ETF	580	—	—	(3,514)
Principal U.S. Small-Cap Multi-Factor
Index ETF	136	—	—	690
Real Estate Debt Income Fund	308	(6)	—	(481)
Short-Term Income Fund	2,035	(144)	—	(2,503)
Small-MidCap Dividend Income Fund	328	12,996	573	(13,424)
	$34,995	$64,242	$21,134	$(102,621)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Conservative Growth Portfolio
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)
Money Market Funds - 0.35%
Principal Government Money Market Fund	11,006,233	$11,006
1.55%(a),(b)

Principal Exchange-Traded Funds - 20.09%
Principal Active Global Dividend Income ETF	3,730,000	103,435
(a)
Principal U.S. Mega-Cap Multi-Factor Index	17,103,500	433,916
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,208,000	99,897
ETF (a)
		$637,248
Principal Funds, Inc. Class R-6 - 38.31%
Blue Chip Fund (a)	14,226,950	316,549
Diversified Real Asset Fund (a)	10,900,829	127,758
EDGE MidCap Fund (a)	13,056,150	179,261
Global Multi-Strategy Fund (a)	4,727,203	52,566
Global Real Estate Securities Fund (a)	8,924,149	84,869
Income Fund (a)	18,208,345	170,066
International Small Company Fund (a)	4,447,663	57,553
Multi-Manager Equity Long/Short Fund (a)	7,885,555	83,981
Origin Emerging Markets Fund (a)	7,703,900	94,758
Preferred Securities Fund (a)	4,739,934	47,684
		$1,215,045
Principal Funds, Inc. Institutional Class - 41.30%
Diversified International Fund (a)	40,076,396	559,467
Equity Income Fund (a)	16,525,169	508,149
Government & High Quality Bond Fund (a)	9,138,079	92,477
Short-Term Income Fund (a)	12,422,591	149,568
		$1,309,661
TOTAL INVESTMENT COMPANIES		$3,172,960
Total Investments		$3,172,960
Other Assets and Liabilities - (0.05)%		$(1,566)
TOTAL NET ASSETS - 100.00%		$3,171,394

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.48%
International Equity Funds	28.38%
Fixed Income Funds	14.50%
Specialty Funds	8.34%
Investment Companies	0.35%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Conservative Growth Portfolio
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$200,954	$108,557	$5,662	$316,549
Diversified International Fund	563,203	23,241	28,210	559,467
Diversified Real Asset Fund	125,098	7,314	5,213	127,758
EDGE MidCap Fund	163,061	13,600	3,702	179,261
Equity Income Fund	307,053	227,566	10,305	508,149
Global Multi-Strategy Fund	53,550	2,818	1,780	52,566
Global Real Estate Securities Fund	44,012	42,218	1,590	84,869
Government & High Quality Bond Fund	90,192	7,942	2,849	92,477
Income Fund	168,759	11,737	6,046	170,066
International Small Company Fund	57,799	3,037	3,630	57,553
LargeCap Growth Fund	173,073	14,786	181,457	—
LargeCap Value Fund	313,544	45,707	328,251	—
Multi-Manager Equity Long/Short Fund	87,268	5,050	5,095	83,981
Origin Emerging Markets Fund	118,808	1,046	28,463	94,758
Preferred Securities Fund	47,140	3,766	1,299	47,684
Principal Active Global Dividend Income	100,386	—	—	103,435
ETF
Principal Capital Appreciation Fund	158,192	6,468	165,013	—
Principal Government Money Market Fund	—	265,566	254,560	11,006
Principal U.S. Mega-Cap Multi-Factor Index	55,242	391,291	—	433,916
ETF
Principal U.S. Small-Cap Multi-Factor	77,312	20,126	—	99,897
Index ETF
Short-Term Income Fund	146,460	12,151	7,032	149,568
Small-MidCap Dividend Income Fund	168,576	4,576	171,105	—
	$3,219,682	$1,218,563	$1,211,262	$3,172,960

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$367	$(133)	$6,544	$12,833
Diversified International Fund	10,087	828	—	405
Diversified Real Asset Fund	2,875	(48)	—	607
EDGE MidCap Fund	884	(61)	1,697	6,363
Equity Income Fund	5,657	(343)	17,879	(15,822)
Global Multi-Strategy Fund	1,314	32	239	(2,054)
Global Real Estate Securities Fund	1,488	(68)	976	297
Government & High Quality Bond Fund	1,353	(118)	—	(2,690)
Income Fund	2,911	(94)	—	(4,290)
International Small Company Fund	2,524	179	264	168
LargeCap Growth Fund	3,145	81,511	11,642	(87,913)
LargeCap Value Fund	19,910	27,921	25,797	(58,921)
Multi-Manager Equity Long/Short Fund	2,787	76	1,666	(3,318)
Origin Emerging Markets Fund	1,046	6,341	—	(2,974)
Preferred Securities Fund	1,240	(35)	75	(1,888)
Principal Active Global Dividend Income
ETF	1,397	—	6	3,049
Principal Capital Appreciation Fund	1,157	90,453	5,311	(90,100)
Principal Government Money Market Fund	78	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	2,217	—	—	(12,617)
Principal U.S. Small-Cap Multi-Factor
Index ETF	531	—	—	2,459
Short-Term Income Fund	1,546	(88)	—	(1,923)
Small-MidCap Dividend Income Fund	1,666	59,010	2,910	(61,057)
	$66,180	$265,363	$75,006	$(319,386)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Money Market Funds - 1.59%
Principal Government Money Market Fund	42,516,917	$42,517
1.55%(a),(b)

Principal Exchange-Traded Funds - 15.09%
Principal Active Global Dividend Income ETF	6,484,100	179,809
(a)
Principal EDGE Active Income ETF (a)	1,664,800	66,941
Principal Investment Grade Corporate Active	1,221,000	30,220
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	5,015,200	127,236
ETF (a)
		$404,206
Principal Funds, Inc. Class R-6 - 46.65%
EDGE MidCap Fund (a)	2,700,775	37,082
Global Diversified Income Fund (a)	9,771,845	134,949
Global Real Estate Securities Fund (a)	10,186,322	96,872
High Yield Fund (a)	16,593,846	120,305
Income Fund (a)	71,787,209	670,493
Preferred Securities Fund (a)	13,810,138	138,930
Real Estate Debt Income Fund (a)	5,478,479	51,059
		$1,249,690
Principal Funds, Inc. Institutional Class - 36.68%
Equity Income Fund (a)	5,245,041	161,285
Government & High Quality Bond Fund (a)	29,938,518	302,978
Inflation Protection Fund (a)	20,679,457	175,362
Short-Term Income Fund (a)	28,484,010	342,947
		$982,572
TOTAL INVESTMENT COMPANIES		$2,678,985
Total Investments		$2,678,985
Other Assets and Liabilities - (0.01)%		$(394)
TOTAL NET ASSETS - 100.00%		$2,678,591

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.90%
Domestic Equity Funds	12.15%
International Equity Funds	10.33%
Specialty Funds	5.04%
Investment Companies	1.59%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Flexible Income Portfolio
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Diversified International Fund	$58,755	$402	$59,354	$—
EDGE MidCap Fund	—	38,086	1,337	37,082
Equity Income Fund	273,840	14,301	123,678	161,285
Global Diversified Income Fund	138,102	5,321	5,724	134,949
Global Real Estate Securities Fund	95,557	5,287	4,173	96,872
Government & High Quality Bond Fund	310,380	14,992	13,078	302,978
High Yield Fund	123,340	6,237	5,136	120,305
Income Fund	710,888	31,369	53,710	670,493
Inflation Protection Fund	176,707	8,267	6,899	175,362
International Emerging Markets Fund	18,109	123	18,993	—
LargeCap Growth Fund	45,466	3,819	47,618	—
LargeCap Value Fund	59,271	9,058	62,138	—
Preferred Securities Fund	143,784	6,641	5,842	138,930
Principal Active Global Dividend Income	43,976	134,213	—	179,809
ETF
Principal EDGE Active Income ETF	67,827	1,716	—	66,941
Principal Government Money Market Fund	—	198,729	156,212	42,517
Principal Investment Grade Corporate	—	30,153	—	30,220
Active ETF
Principal U.S. Mega-Cap Multi-Factor Index	18,707	112,057	—	127,236
ETF
Real Estate Debt Income Fund	51,449	3,587	2,400	51,059
Short-Term Income Fund	350,877	14,330	17,625	342,947
Small-MidCap Dividend Income Fund	70,242	2,251	71,546	—
	$2,757,277	$640,939	$655,463	$2,678,985

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Diversified International Fund	$319	$16,119	$—	$(15,922)
EDGE MidCap Fund	89	(56)	170	389
Equity Income Fund	2,607	23,542	10,389	(26,720)
Global Diversified Income Fund	3,268	(57)	—	(2,693)
Global Real Estate Securities Fund	2,199	(27)	1,507	228
Government & High Quality Bond Fund	4,494	(1,002)	—	(8,314)
High Yield Fund	3,448	(52)	—	(4,084)
Income Fund	11,968	(2,005)	—	(16,049)
Inflation Protection Fund	3,601	(133)	—	(2,580)
International Emerging Markets Fund	123	6,330	—	(5,569)
LargeCap Growth Fund	812	14,324	3,007	(15,991)
LargeCap Value Fund	3,949	5,742	5,109	(11,933)
Preferred Securities Fund	3,646	(91)	224	(5,562)
Principal Active Global Dividend Income
ETF	1,929	—	7	1,620
Principal EDGE Active Income ETF	1,974	—	278	(2,602)
Principal Government Money Market Fund	152	—	—	—
Principal Investment Grade Corporate
Active ETF	—	—	—	67
Principal U.S. Mega-Cap Multi-Factor Index
ETF	663	—	—	(3,528)
Real Estate Debt Income Fund	997	(59)	—	(1,518)
Short-Term Income Fund	3,563	(246)	—	(4,389)
Small-MidCap Dividend Income Fund	730	28,949	1,272	(29,896)
	$50,531	$91,278	$21,963	$(155,046)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Strategic Growth Portfolio
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value (000's)
Money Market Funds - 0.20%
Principal Government Money Market Fund	3,903,985	$3,904
1.55%(a),(b)

Principal Exchange-Traded Funds - 26.45%
Principal Active Global Dividend Income ETF	3,486,000	96,669
(a)
Principal EDGE Active Income ETF (a)	1,905,300	76,612
Principal U.S. Mega-Cap Multi-Factor Index	10,382,400	263,402
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	2,641,700	82,263
ETF (a)
		$518,946
Principal Funds, Inc. Class R-6 - 34.64%
Blue Chip Fund (a)	8,624,130	191,887
EDGE MidCap Fund (a)	8,594,794	118,006
Global Multi-Strategy Fund (a)	2,884,592	32,077
Global Real Estate Securities Fund (a)	9,398,584	89,381
International Small Company Fund (a)	3,189,180	41,268
Multi-Manager Equity Long/Short Fund (a)	4,204,242	44,775
Origin Emerging Markets Fund (a)	9,302,686	114,423
Real Estate Debt Income Fund (a)	5,127,296	47,786
		$679,603
Principal Funds, Inc. Institutional Class - 38.78%
Diversified International Fund (a)	29,862,625	416,882
Equity Income Fund (a)	10,022,678	308,197
Short-Term Income Fund (a)	2,963,656	35,683
		$760,762
TOTAL INVESTMENT COMPANIES		$1,963,215
Total Investments		$1,963,215
Other Assets and Liabilities - (0.07)%		$(1,350)
TOTAL NET ASSETS - 100.00%		$1,961,865

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.12%
International Equity Funds	38.67%
Fixed Income Funds	8.16%
Specialty Funds	3.92%
Investment Companies	0.20%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Strategic Growth Portfolio
	April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	April 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$—	$191,577	$3,445	$191,887
Diversified International Fund	420,336	17,486	21,888	416,882
EDGE MidCap Fund	42,661	74,780	1,626	118,006
Equity Income Fund	146,276	177,063	4,735	308,197
Global Multi-Strategy Fund	33,361	1,459	1,508	32,077
Global Real Estate Securities Fund	86,036	7,015	3,919	89,381
International Small Company Fund	41,134	2,137	2,259	41,268
LargeCap Growth Fund	146,583	12,994	154,118	—
LargeCap Value Fund	171,854	25,619	180,020	—
Multi-Manager Equity Long/Short Fund	45,857	3,004	2,378	44,775
Origin Emerging Markets Fund	132,534	1,441	23,028	114,423
Principal Active Global Dividend Income	93,819	—	—	96,669
ETF
Principal Capital Appreciation Fund	255,010	10,988	266,431	—
Principal EDGE Active Income ETF	77,684	1,836	—	76,612
Principal Government Money Market Fund	—	153,812	149,908	3,904
Principal U.S. Mega-Cap Multi-Factor Index	37,163	233,831	—	263,402
ETF
Principal U.S. Small-Cap Multi-Factor	79,886	—	—	82,263
Index ETF
Real Estate Debt Income Fund	48,544	3,032	2,342	47,786
Short-Term Income Fund	34,465	2,648	960	35,683
Small-MidCap Dividend Income Fund	81,600	2,162	82,878	—
	$1,974,803	$922,884	$901,443	$1,963,215

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$125	$(115)	$2,225	$3,870
Diversified International Fund	7,481	869	—	79
EDGE MidCap Fund	397	(57)	762	2,248
Equity Income Fund	3,294	(322)	10,022	(10,085)
Global Multi-Strategy Fund	815	16	149	(1,251)
Global Real Estate Securities Fund	1,985	(31)	1,358	280
International Small Company Fund	1,800	186	188	70
LargeCap Growth Fund	2,764	64,892	10,230	(70,351)
LargeCap Value Fund	11,161	15,980	14,459	(33,433)
Multi-Manager Equity Long/Short Fund	1,460	45	873	(1,753)
Origin Emerging Markets Fund	1,192	4,877	—	(1,401)
Principal Active Global Dividend Income
ETF	1,305	—	5	2,850
Principal Capital Appreciation Fund	1,976	121,654	9,011	(121,221)
Principal EDGE Active Income ETF	2,252	—	318	(2,908)
Principal Government Money Market Fund	47	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	1,340	—	—	(7,592)
Principal U.S. Small-Cap Multi-Factor
Index ETF	474	—	—	2,377
Real Estate Debt Income Fund	918	(10)	—	(1,438)
Short-Term Income Fund	362	(9)	—	(461)
Small-MidCap Dividend Income Fund	787	32,480	1,376	(33,364)
	$41,935	$240,455	$50,976	$(273,484)
Amounts in thousands

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.33%	Shares Held	Value (000's)			Principal
Money Market Funds - 0.33%			BONDS (continued)		Amount (000's) Value (000's)
Principal Government Money Market Fund	13,968,881	$13,969	Automobile Asset Backed Securities (continued)
1.55%(a),(b)			Capital Auto Receivables Asset Trust 2018-1
			2.54%, 10/20/2020(c)		$19,000	$18,985
TOTAL INVESTMENT COMPANIES		$13,969	CPS Auto Receivables Trust 2013-C
	Principal		4.30%, 8/15/2019(c)		2,377	2,381
BONDS - 98.61%	Amount (000's)	Value (000's)	CPS Auto Receivables Trust 2013-D
Aerospace & Defense - 1.41%			3.97%, 11/15/2019(c)		518	519
Lockheed Martin Corp			CPS Auto Receivables Trust 2014-C
1.85%, 11/23/2018	$6,500	$6,476	2.67%, 8/17/2020(c)		1,151	1,151
Northrop Grumman Corp			3.77%, 8/17/2020(c)		4,330	4,366
2.08%, 10/15/2020	4,850	4,733	CPS Auto Receivables Trust 2015-A
2.55%, 10/15/2022	9,750	9,395	2.79%, 2/16/2021(c)		8,413	8,416
Rockwell Collins Inc			CPS Auto Receivables Trust 2015-C
1.95%, 7/15/2019	5,000	4,935	2.55%, 2/18/2020(c)		1,661	1,661
2.80%, 3/15/2022	9,500	9,225	CPS Auto Receivables Trust 2016-B
3.20%, 3/15/2024	6,750	6,485	2.07%, 11/15/2019(c)		280	280
United Technologies Corp			CPS Auto Receivables Trust 2016-C
1.50%, 11/1/2019	9,600	9,410	1.62%, 1/15/2020(c)		2,693	2,690
1.90%, 5/4/2020	9,400	9,222	CPS Auto Receivables Trust 2017-B
		$59,881	1.75%, 7/15/2020(c)		6,552	6,529
Agriculture - 0.10%			CPS Auto Receivables Trust 2017-D
			1.87%, 3/15/2021(c)		4,477	4,450
Cargill Inc
3.25%, 3/1/2023(c)	4,250	4,213	CPS Auto Receivables Trust 2018-A
			2.16%, 5/17/2021(c)		8,486	8,454
Airlines - 0.81%			CPS Auto Receivables Trust 2018-B
			2.72%, 9/15/2021(c)		12,400	12,399
American Airlines 2013-2 Class A Pass
Through Trust			CPS Auto Trust
			1.50%, 6/15/2020(c)		2,611	2,603
4.95%, 7/15/2024	13,724	14,159	1.68%, 8/17/2020(c)		6,295	6,273
Continental Airlines 2009-2 Class A Pass
Through Trust			Ford Credit Auto Owner Trust 2015-REV2
			2.44%, 1/15/2027(c)		12,327	12,184
7.25%, 5/10/2021	6,301	6,655
			Ford Credit Auto Owner Trust 2016-REV2
Delta Air Lines 2009-1 Class A Pass Through			2.03%, 12/15/2027(c)		14,000	13,539
Trust
7.75%, 6/17/2021	8,886	9,361	Ford Credit Auto Owner Trust 2017-REV1
			2.62%, 8/15/2028(c)		11,500	11,267
Delta Air Lines 2012-1 Class A Pass Through
Trust			Ford Credit Auto Owner Trust/Ford Credit
4.75%, 11/7/2021	4,092	4,170	2014-RE	V1
			2.26%, 11/15/2025(c)		11,327	11,272
		$34,345
Automobile Asset Backed Securities - 8.82%			OneMain Direct Auto Receivables Trust 2017-
AmeriCredit Automobile Receivables 2015-4			2
			2.31%, 12/14/2021(c)		22,000	21,836
3.72%, 12/8/2021	6,390	6,449
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2013-
2013-5			5
2.86%, 12/9/2019	14,564	14,570	2.73%, 10/15/2019		4,160	4,161
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2014-
2014-1			1
2.15%, 3/9/2020	868	867	2.91%, 4/15/2020		2,742	2,743
2.54%, 6/8/2020	10,500	10,492	Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust			2
2014-2			2.76%, 2/18/2020		3,600	3,601
2.18%, 6/8/2020	2,264	2,261	Santander Drive Auto Receivables Trust 2014-
2.57%, 7/8/2020	9,400	9,394	3
AmeriCredit Automobile Receivables Trust			2.65%, 8/17/2020		2,714	2,715
2014-3			Santander Drive Auto Receivables Trust 2014-
2.58%, 9/8/2020	2,860	2,860	5
AmeriCredit Automobile Receivables Trust			2.46%, 6/15/2020		1,915	1,914
2015-2			Santander Drive Auto Receivables Trust 2015-
3.00%, 6/8/2021	3,000	2,998	1
AmeriCredit Automobile Receivables Trust			2.57%, 4/15/2021		8,638	8,636
2015-3			Santander Drive Auto Receivables Trust 2015-
2.73%, 3/8/2021	8,300	8,291	2
Americredit Automobile Receivables Trust			2.44%, 4/15/2021		9,495	9,489
2016-4			3.02%, 4/15/2021		6,420	6,431
1.34%, 4/8/2020	2,417	2,413	Santander Drive Auto Receivables Trust 2018-
AmeriCredit Automobile Receivables Trust			1
2017-4			2.10%, 11/16/2020		6,800	6,775
1.83%, 5/18/2021	16,750	16,667	Santander Drive Auto Receivables Trust 2018-
Bank of The West Auto Trust 2017-1			2
1.78%, 2/15/2021(c)	6,750	6,712	2.84%, 10/15/2020		19,400	19,387
Capital Auto Receivables Asset Trust 2015-2			TCF Auto Receivables Owner Trust 2016-
2.29%, 5/20/2020	7,000	6,986	PT1
			1.93%, 6/15/2022(c)		12,846	12,707
Capital Auto Receivables Asset Trust 2017-1
1.76%, 6/22/2020(c)	8,140	8,111

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
Westlake Automobile Receivables Trust 2016-			Capital One NA (continued)
3			2.85%, 9/13/2019	$9,500	$9,555
2.07%, 12/15/2021 (c)	$11,400	$11,363	3 Month LIBOR + 0.77%
Westlake Automobile Receivables Trust 2017-			3.51%, 1/30/2023	14,400	14,560
1			3 Month LIBOR + 1.15%
1.78%, 4/15/2020(c)	3,408	3,402	Citigroup Inc
2.30%, 10/17/2022 (c)	5,000	4,977	2.70%, 3/30/2021	14,100	13,877
Westlake Automobile Receivables Trust 2017-			2.98%, 5/17/2024	4,750	4,831
2			3 Month LIBOR + 1.10%
1.80%, 7/15/2020(c)	6,887	6,859	3.32%, 4/25/2022	19,800	20,103
Westlake Automobile Receivables Trust 2018-			3 Month LIBOR + 0.96%
1			3.44%, 9/1/2023	10,000	10,262
2.24%, 12/15/2020 (c)	18,000	17,931	3 Month LIBOR + 1.43%
		$373,417	4.00%, 8/5/2024	1,225	1,213
Automobile Floor Plan Asset Backed Securities - 1.14%			Fifth Third Bancorp
Ally Master Owner Trust			2.60%, 6/15/2022	19,200	18,551
2.33%, 6/15/2022	4,000	4,007	Fifth Third Bank/Cincinnati OH
1 Month LIBOR + 0.43%			1.63%, 9/27/2019	4,750	4,663
2.70%, 1/17/2023	14,250	14,110	2.25%, 6/14/2021	7,700	7,487
Ford Credit Floorplan Master Owner Trust A			2.30%, 3/15/2019	7,600	7,579
2.36%, 11/15/2021	16,300	16,350	Goldman Sachs Group Inc/The
1 Month LIBOR + 0.46%			2.30%, 12/13/2019	9,600	9,510
Nissan Master Owner Trust Receivables			2.60%, 4/23/2020	9,600	9,514
2.22%, 10/17/2022	13,600	13,612	3.00%, 4/26/2022	19,200	18,764
1 Month LIBOR + 0.32%			3.47%, 4/26/2022	25,000	25,342
		$48,079	3 Month LIBOR + 1.11%
Automobile Manufacturers - 1.28%			3.52%, 4/23/2020	14,400	14,612
Daimler Finance North America LLC			3 Month LIBOR + 1.16%
1.75%, 10/30/2019 (c)	6,650	6,533	3.71%, 2/25/2021	9,600	9,928
Ford Motor Credit Co LLC			3 Month LIBOR + 1.77%
2.02%, 5/3/2019	9,600	9,500	ING Groep NV
3.56%, 3/28/2022	5,000	5,083	3.15%, 3/29/2022	6,800	6,696
3 Month LIBOR + 1.27%			3.45%, 3/29/2022	9,750	9,961
General Motors Financial Co Inc			3 Month LIBOR + 1.15%
3.19%, 4/9/2021	9,700	9,769	JPMorgan Chase & Co
3 Month LIBOR + 0.85%			2.30%, 8/15/2021	9,500	9,232
PACCAR Financial Corp			3.26%, 4/25/2023	38,500	38,970
2.20%, 9/15/2019	9,327	9,269	3 Month LIBOR + 0.90%
Toyota Motor Credit Corp			3.59%, 10/24/2023	15,000	15,348
2.10%, 1/17/2019	4,800	4,789	3 Month LIBOR + 1.23%
2.60%, 1/11/2022	9,600	9,398	4.25%, 10/15/2020	22,250	22,830
		$54,341	KeyBank NA/Cleveland OH
Banks - 20.02%			1.70%, 6/1/2018	6,500	6,496
Bank of America Corp			2.35%, 3/8/2019	16,350	16,319
2.50%, 10/21/2022	12,000	11,473	2.40%, 6/9/2022	9,600	9,245
2.60%, 1/15/2019	1,732	1,732	KeyCorp
2.63%, 10/19/2020	15,750	15,562	5.10%, 3/24/2021	10,000	10,494
2.88%, 4/24/2023(d)	14,500	14,106	Morgan Stanley
3 Month LIBOR + 1.02%			2.29%, 2/10/2021	14,500	14,549
3.00%, 12/20/2023 (c),(d)	10,347	10,041	3 Month LIBOR + 0.55%
3 Month LIBOR + 0.79%			3.76%, 4/21/2021	14,400	14,803
3.52%, 1/20/2023	38,000	38,726	3 Month LIBOR + 1.40%
3 Month LIBOR + 1.16%			3.76%, 10/24/2023	38,600	39,682
Bank of New York Mellon Corp/The			3 Month LIBOR + 1.40%
2.20%, 5/15/2019	11,327	11,285	4.10%, 5/22/2023	10,200	10,268
2.50%, 4/15/2021	5,700	5,598	5.50%, 7/24/2020	9,500	9,978
3.41%, 10/30/2023	24,500	25,129	PNC Bank NA
3 Month LIBOR + 1.05%			2.00%, 5/19/2020	9,250	9,064
BB&T Corp			2.24%, 5/19/2020	12,000	12,048
2.05%, 5/10/2021	9,500	9,178	3 Month LIBOR + 0.36%
2.43%, 2/1/2019	5,664	5,685	2.45%, 7/28/2022	14,400	13,909
3 Month LIBOR + 0.66%			2.87%, 7/27/2022	9,600	9,662
2.96%, 4/1/2022	4,900	4,954	3 Month LIBOR + 0.50%
3 Month LIBOR + 0.65%			State Street Corp
BNP Paribas SA			3.10%, 5/15/2023	24,100	23,733
3.50%, 3/1/2023(c)	9,750	9,615	SunTrust Bank/Atlanta GA
Branch Banking & Trust Co			2.25%, 1/31/2020	9,600	9,478
2.10%, 1/15/2020	14,400	14,184	2.45%, 8/1/2022	14,400	13,828
2.63%, 1/15/2022	14,400	14,060	SunTrust Banks Inc
Capital One NA			2.90%, 3/3/2021	12,500	12,376
1.85%, 9/13/2019	9,500	9,351	UBS AG/London
			2.20%, 6/8/2020(c)	4,750	4,650

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Commercial Mortgage Backed Securities (continued)
UBS AG/London (continued)			Ginnie Mae (continued)
2.63%, 6/8/2020(c)	$6,750	$6,776	1.06%, 6/16/2045(e),(f)	$69,913	$3,846
3 Month LIBOR + 0.58%			1.09%, 8/16/2042(e),(f)	69,358	3,799
UBS Group Funding Switzerland AG			1.15%, 2/16/2046(e),(f)	72,127	3,547
3.14%, 5/23/2023(c)	3,000	3,054	1.28%, 10/16/2051(e),(f)	3,624	266
3 Month LIBOR + 1.22%			1.37%, 12/16/2036(e),(f)	56,368	3,171
3.49%, 5/23/2023(c)	11,450	11,222	GS Mortgage Securities Trust 2017-GS6
US Bancorp			1.95%, 5/10/2050	13,053	12,718
2.63%, 1/24/2022	9,600	9,407	JPMDB Commercial Mortgage Securities
3.00%, 1/24/2022	5,751	5,801	Trust 2016-C4
3 Month LIBOR + 0.64%			1.54%, 12/15/2049	9,707	9,431
US Bank NA/Cincinnati OH					$48,924
2.00%, 1/24/2020	9,600	9,453	Computers - 1.68%
2.05%, 10/23/2020	9,700	9,480	Apple Inc
2.68%, 4/26/2021	9,500	9,506	1.00%, 5/3/2018	4,664	4,664
3 Month LIBOR + 0.32%			1.90%, 2/7/2020	4,800	4,740
Wells Fargo & Co			2.00%, 11/13/2020	9,700	9,511
2.60%, 7/22/2020	5,000	4,948	2.50%, 2/9/2022	9,600	9,409
3.47%, 1/24/2023	19,000	19,266	Dell International LLC / EMC Corp
3 Month LIBOR + 1.11%			3.48%, 6/1/2019(c)	17,385	17,424
Wells Fargo Bank NA			Hewlett Packard Enterprise Co
2.58%, 1/15/2020	14,500	14,509	2.85%, 10/5/2018	6,650	6,659
3 Month LIBOR + 0.23%			International Business Machines Corp
		$848,071	1.95%, 2/12/2019	9,250	9,211
Beverages - 0.72%			2.25%, 2/19/2021	9,500	9,336
Anheuser-Busch InBev Finance Inc					$70,954
3.30%, 2/1/2023	9,600	9,523	Consumer Products - 0.23%
Anheuser-Busch InBev Worldwide Inc			Reckitt Benckiser Treasury Services PLC
3.05%, 1/12/2024	5,350	5,435	2.85%, 6/24/2022(c)	9,600	9,585
3 Month LIBOR + 0.74%			3 Month LIBOR + 0.56%
PepsiCo Inc
1.35%, 10/4/2019	6,400	6,289	Cosmetics & Personal Care - 0.33%
2.15%, 10/14/2020	9,500	9,351	Procter & Gamble Co/The
		$30,598	1.70%, 11/3/2021	7,700	7,383
Biotechnology - 1.74%			2.15%, 8/11/2022	6,700	6,454
Amgen Inc					$13,837
2.20%, 5/22/2019	9,327	9,282	Credit Card Asset Backed Securities - 1.12%
2.20%, 5/11/2020	4,800	4,722	Cabela's Credit Card Master Note Trust
2.65%, 5/11/2022	9,600	9,309	2.35%, 7/15/2022	18,364	18,415
Biogen Inc			1 Month LIBOR + 0.45%
2.90%, 9/15/2020	14,000	13,934	2.55%, 8/16/2021(c)	9,500	9,514
Celgene Corp			1 Month LIBOR + 0.65%
2.88%, 2/19/2021	7,750	7,657	Capital One Multi-Asset Execution Trust
3.25%, 8/15/2022	9,750	9,589	2.41%, 9/16/2024	19,200	19,346
Gilead Sciences Inc			1 Month LIBOR + 0.51%
1.85%, 9/4/2018	4,750	4,743			$47,275
1.85%, 9/20/2019	14,700	14,516	Diversified Financial Services - 0.47%
		$73,752	GE Capital International Funding Co
Building Materials - 0.28%			Unlimited Co
Martin Marietta Materials Inc			2.34%, 11/15/2020	10,000	9,773
2.70%, 12/20/2019	11,700	11,734	GTP Acquisition Partners I LLC
3 Month LIBOR + 0.50%			2.35%, 6/15/2045(c)	10,100	9,955
					$19,728
Chemicals - 0.87%			Electric - 4.36%
Air Liquide Finance SA			Alabama Power Co
1.75%, 9/27/2021(c)	6,750	6,420	2.45%, 3/30/2022	14,250	13,819
Chevron Phillips Chemical Co LLC / Chevron			Black Hills Corp
Phillips Chemical Co LP			2.50%, 1/11/2019	15,500	15,469
2.45%, 5/1/2020(c)	4,832	4,776	4.25%, 11/30/2023	1,007	1,022
3.30%, 5/1/2023(c)	7,300	7,255	5.88%, 7/15/2020	1,000	1,054
Westlake Chemical Corp			Dominion Energy Inc
3.60%, 7/15/2022	4,100	4,059	2.58%, 7/1/2020	4,800	4,725
4.88%, 5/15/2023	13,900	14,248	2.96%, 7/1/2019(f)	15,100	15,057
		$36,758	Duke Energy Florida LLC
Commercial Mortgage Backed Securities - 1.16%			1.85%, 1/15/2020	9,600	9,423
Ginnie Mae			2.10%, 12/15/2019	1,750	1,740
0.50%, 9/16/2055(e),(f)	23,776	797	3.10%, 8/15/2021	5,750	5,745
0.73%, 1/16/2054(e),(f)	43,153	1,624	Emera US Finance LP
0.77%, 10/16/2054 (e),(f)	50,480	1,800	2.70%, 6/15/2021	6,700	6,526
0.85%, 2/16/2048(e),(f)	31,033	1,388	Exelon Corp
0.86%, 2/16/2055(e),(f)	68,438	2,369	3.50%, 6/1/2022	19,500	19,192
0.88%, 1/16/2055(e),(f)	99,792	4,168

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Electric (continued)			Healthcare - Products (continued)
Fortis Inc/Canada			Medtronic Inc
2.10%, 10/4/2021	$16,365	$15,649	2.50%, 3/15/2020		$4,750	$4,721
Indiantown Cogeneration LP						$19,103
9.77%, 12/15/2020	5,332	5,755	Healthcare - Services - 0.71%
Public Service Co of New Mexico			Humana Inc
7.95%, 5/15/2018	24,440	24,486	2.50%, 12/15/2020		4,900	4,813
San Diego Gas & Electric Co			Roche Holdings Inc
1.91%, 2/1/2022	2,742	2,666	2.64%, 9/30/2019(c)		9,327	9,371
Sempra Energy			3 Month LIBOR + 0.34%
2.40%, 2/1/2020	9,750	9,628	UnitedHealth Group Inc
2.85%, 1/15/2021	14,500	14,525	1.70%, 2/15/2019		9,500	9,434
3 Month LIBOR + 0.50%			1.95%, 10/15/2020		6,750	6,588
Southern California Edison Co						$30,206
1.85%, 2/1/2022	6,690	6,542	Home Equity Asset Backed Securities - 0.03%
Southern Co/The			Credit Suisse First Boston Mortgage Securities
1.55%, 7/1/2018	5,800	5,792	Corp
Texas-New Mexico Power Co			4.80%, 5/25/2035(f)		150	151
9.50%, 4/1/2019(c)	5,650	5,985	RASC Series 2005-AHL2 Trust
		$184,800	2.25%, 10/25/2035		960	960
Electronics - 0.71%			1 Month LIBOR + 0.35%
Fortive Corp			Terwin Mortgage Trust Series TMTS 2005-
1.80%, 6/15/2019	9,700	9,572	14	HE
2.35%, 6/15/2021	6,700	6,496	4.85%, 8/25/2036(f)		178	178
Honeywell International Inc			Wells Fargo Home Equity Asset-Backed
1.85%, 11/1/2021	14,400	13,846	Securities 2004-2 Trust
		$29,914	2.74%, 10/25/2034		9	9
Engineering & Construction - 0.45%			1 Month LIBOR + 0.84%
SBA Tower Trust						$1,298
2.88%, 7/10/2046(c)	9,600	9,422	Housewares - 0.25%
3.17%, 4/9/2047(c)	9,600	9,458	Newell Brands Inc
		$18,880	2.60%, 3/29/2019		4,800	4,781
Finance - Mortgage Loan/Banker - 11.28%			3.85%, 4/1/2023		5,800	5,754
Fannie Mae						$10,535
1.25%, 5/6/2021	30,000	28,799	Insurance - 5.67%
1.25%, 8/17/2021	30,000	28,605	Allstate Corp/The
1.38%, 10/7/2021	50,000	47,759	2.93%, 3/29/2023		9,750	9,829
1.88%, 4/5/2022	72,000	69,582	3 Month LIBOR + 0.63%
2.00%, 1/5/2022	57,650	56,060	Berkshire Hathaway Finance Corp
2.38%, 1/19/2023	178,250	174,348	1.70%, 3/15/2019		6,500	6,458
2.63%, 9/6/2024	35,100	34,366	2.66%, 1/10/2020		14,500	14,551
Freddie Mac			3 Month LIBOR + 0.32%
2.38%, 1/13/2022	39,000	38,416	Berkshire Hathaway Inc
		$477,935	2.20%, 3/15/2021		4,600	4,527
Food - 1.14%			2.75%, 3/15/2023		5,500	5,360
Kraft Heinz Foods Co			Five Corners Funding Trust
2.00%, 7/2/2018	4,731	4,726	4.42%, 11/15/2023(c)		19,250	19,886
2.38%, 2/10/2021	9,600	9,618	Hartford Financial Services Group Inc/The
3 Month LIBOR + 0.57%			8.13%, 6/15/2068(d)		31,700	31,779
Mondelez International Holdings Netherlands			3 Month LIBOR + 4.60%
BV			MassMutual Global Funding II
1.63%, 10/28/2019 (c)	9,500	9,312	1.55%, 10/11/2019(c)		9,650	9,474
2.97%, 10/28/2019 (c)	9,500	9,542	2.00%, 4/15/2021(c)		6,028	5,826
3 Month LIBOR + 0.61%			2.10%, 8/2/2018(c)		12,995	12,978
Tyson Foods Inc			2.35%, 4/9/2019(c)		16,700	16,660
2.25%, 8/23/2021	3,850	3,705	Metropolitan Life Global Funding I
2.34%, 8/21/2020	4,800	4,813	1.75%, 12/19/2018(c)		9,600	9,567
3 Month LIBOR + 0.45%			1.95%, 9/15/2021(c)		15,000	14,361
2.43%, 5/30/2019	6,750	6,762	2.30%, 4/10/2019(c)		16,827	16,787
3 Month LIBOR + 0.45%			2.47%, 6/12/2020(c)		6,750	6,789
		$48,478	3 Month LIBOR + 0.40%
Gas - 0.09%			New York Life Global Funding
NiSource Inc			1.95%, 2/11/2020(c)		9,600	9,431
2.65%, 11/17/2022	4,000	3,844	2.00%, 4/13/2021(c)		9,600	9,274
			2.15%, 6/18/2019(c)		12,626	12,543
Hand & Machine Tools - 0.34%			2.59%, 6/10/2022(c)		24,000	24,225
Stanley Black & Decker Inc			3 Month LIBOR + 0.52%
1.62%, 11/17/2018	14,400	14,339				$240,305
			Internet - 0.65%
Healthcare - Products - 0.45%			Amazon.com Inc
Medtronic Global Holdings SCA			2.40%, 2/22/2023(c)		19,100	18,330
1.70%, 3/28/2019	14,500	14,382	2.60%, 12/5/2019		9,327	9,321
						$27,651

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Machinery - Construction & Mining - 0.33%			Mortgage Backed Securities (continued)
Caterpillar Financial Services Corp			JP Morgan Mortgage Trust 2017-6
2.55%, 11/29/2022	$14,500	$13,998	3.50%, 12/25/2048(c),(f)	$12,548	$12,413
			JP Morgan Mortgage Trust 2018-3
Machinery - Diversified - 0.28%			3.50%, 9/25/2048(c),(f)	14,359	14,205
John Deere Capital Corp			JP Morgan Mortgage Trust 2018-4
2.05%, 3/10/2020	4,650	4,580	3.50%, 10/25/2048(c),(f),(g)	11,700	11,552
2.65%, 1/6/2022	7,212	7,074	MASTR Alternative Loan Trust 2003-9
		$11,654	6.50%, 1/25/2019	143	143
Manufactured Housing Asset Backed Securities - 0.00%			MASTR Asset Securitization Trust 2004-11
Conseco Finance Corp			5.00%, 12/25/2019	26	26
7.70%, 9/15/2026	28	29	MASTR Asset Securitization Trust 2004-9
			5.00%, 9/25/2019	66	66
Media - 0.61%			PHH Mortgage Trust Series 2008-CIM1
Time Warner Cable LLC			5.22%, 6/25/2038	1,677	1,642
8.25%, 4/1/2019	9,495	9,949	1 Month LIBOR + 2.25%
Walt Disney Co/The			Prime Mortgage Trust 2005-2
1.95%, 3/4/2020	9,500	9,350	5.25%, 7/25/2020	404	407
2.30%, 2/12/2021	6,500	6,388	Provident Funding Mortgage Loan Trust 2005-
		$25,687	1
Mining - 0.24%			2.48%, 5/25/2035	2,330	2,262
Glencore Finance Canada Ltd			1 Month LIBOR + 0.58%
4.25%, 10/25/2022 (c)	2,000	2,017	PSMC Trust
Glencore Funding LLC			3.50%, 2/25/2048(c),(f)	15,355	15,331
4.13%, 5/30/2023(c)	8,300	8,269	RALI Series 2003-QS23 Trust
		$10,286	5.00%, 12/26/2018	136	136
Miscellaneous Manufacturers - 1.08%			RALI Series 2004-QS3 Trust
General Electric Co			5.00%, 3/25/2019	109	95
5.50%, 1/8/2020	11,500	11,952	RBSSP Resecuritization Trust 2009-7
Ingersoll-Rand Global Holding Co Ltd			2.27%, 6/26/2037(c)	464	461
2.90%, 2/21/2021	14,500	14,394	1 Month LIBOR + 0.40%
Siemens Financieringsmaatschappij NV			Sequoia Mortgage Trust 2013-4
2.20%, 3/16/2020(c)	9,650	9,520	1.55%, 4/25/2043(f)	8,182	7,745
2.76%, 3/16/2022(c)	9,750	9,861	Sequoia Mortgage Trust 2013-8
3 Month LIBOR + 0.61%			2.25%, 6/25/2043(f)	5,192	5,096
		$45,727	Sequoia Mortgage Trust 2017-1
			3.50%, 2/25/2047(c),(f)	12,292	12,242
Mortgage Backed Securities - 4.49%
Adjustable Rate Mortgage Trust 2005-5			Sequoia Mortgage Trust 2017-2
			3.50%, 3/25/2047(c),(f)	6,011	5,973
2.19%, 9/25/2035	787	787
1 Month LIBOR + 0.29%			Sequoia Mortgage Trust 2017-3
			3.50%, 4/25/2047(c),(f)	11,130	11,053
Alternative Loan Trust 2004-J8
6.00%, 2/25/2017	48	48	Sequoia Mortgage Trust 2018-3
			3.50%, 3/25/2048(c),(f)	11,545	11,435
Banc of America Funding 2004-1 Trust
5.25%, 2/25/2019	69	71	Sequoia Mortgage Trust 2018-5
			3.50%, 5/25/2048(c),(f),(g)	15,250	15,081
Banc of America Funding 2004-3 Trust
4.75%, 9/25/2019	57	57	WaMu Mortgage Pass-Through Certificates
CHL Mortgage Pass-Through Trust 2003-46			Series 2003-S8 Trust
3.50%, 1/19/2034(f)	565	565	5.00%, 9/25/2018	5	5
CHL Mortgage Pass-Through Trust 2004-J1					$190,300
4.50%, 1/25/2019	4	4	Oil & Gas - 1.98%
CHL Mortgage Pass-Through Trust 2004-J7			BP Capital Markets PLC
5.00%, 9/25/2019	113	114	2.75%, 5/10/2023	6,500	6,296
Credit Suisse First Boston Mortgage Securities			4.75%, 3/10/2019	10,327	10,513
Corp			Chevron Corp
5.00%, 9/25/2019	23	21	1.72%, 6/24/2018	12,125	12,115
CSFB Mortgage-Backed Pass-Through			2.50%, 3/3/2022	6,750	6,820
Certificates Series 2004-AR4			3 Month LIBOR + 0.48%
2.86%, 5/25/2034	234	233	2.90%, 3/3/2024	4,750	4,625
1 Month LIBOR + 0.96%			Phillips 66
CSFB Mortgage-Backed Trust Series 2004-7			3.00%, 4/15/2019(c)	4,850	4,852
5.00%, 10/25/2019	82	82	3 Month LIBOR + 0.65%
CSMC 2017-HL2 Trust			3.10%, 4/15/2020(c)	9,700	9,702
3.50%, 10/25/2047 (c),(f)	17,186	17,063	3 Month LIBOR + 0.75%
JP Morgan Mortgage Trust 2004-A3			Shell International Finance BV
3.67%, 7/25/2034(f)	889	889	2.13%, 5/11/2020	11,495	11,347
JP Morgan Mortgage Trust 2004-S1			2.38%, 8/21/2022	12,700	12,281
5.00%, 9/25/2034	469	475	Total Capital International SA
JP Morgan Mortgage Trust 2016-4			2.38%, 8/10/2018	5,430	5,439
3.50%, 10/25/2046 (c),(f)	14,232	14,124	3 Month LIBOR + 0.57%
JP Morgan Mortgage Trust 2017-2					$83,990
3.50%, 5/25/2047(c),(f)	11,563	11,447
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048 (c),(f)	17,124	16,951

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
April 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas Services - 0.22%			Pharmaceuticals - 0.95%
Baker Hughes a GE Co LLC / Baker Hughes			AbbVie Inc
Co-Obligor Inc			1.80%, 5/14/2018	$4,798	$4,797
2.77%, 12/15/2022	$9,750	$9,472	2.30%, 5/14/2021	4,800	4,665
			2.50%, 5/14/2020	6,664	6,585
Other Asset Backed Securities - 5.58%			CVS Health Corp
CCG Receivables Trust 2018-1			3.13%, 3/9/2020	14,700	14,701
2.50%, 6/16/2025(c)	4,900	4,874	3.35%, 3/9/2021	4,900	4,911
Drug Royalty II LP 2			Mead Johnson Nutrition Co
3.48%, 7/15/2023(c)	3,767	3,736	3.00%, 11/15/2020	4,750	4,738
Drug Royalty III LP 1					$40,397
3.60%, 4/15/2027(c)	3,510	3,452	Pipelines - 2.29%
3.98%, 4/15/2027(c)	3,829	3,799	Buckeye Partners LP
4.85%, 4/15/2027(c)	3,510	3,526	2.65%, 11/15/2018	11,316	11,317
3 Month LIBOR + 2.50%			4.15%, 7/1/2023	11,300	11,274
MVW Owner Trust 2015-1			Columbia Pipeline Group Inc
2.52%, 12/20/2032 (c)	9,456	9,300	2.45%, 6/1/2018	4,832	4,831
MVW Owner Trust 2016-1			3.30%, 6/1/2020	8,528	8,505
2.25%, 12/20/2033 (c)	5,499	5,348	Florida Gas Transmission Co LLC
OneMain Financial Issuance Trust 2015-2			3.88%, 7/15/2022(c)	12,550	12,649
2.57%, 7/18/2025(c)	4,223	4,221	7.90%, 5/15/2019(c)	10,271	10,785
PFS Financing Corp			Kinder Morgan Inc/DE
1.87%, 10/15/2021 (c)	5,500	5,414	3.63%, 1/15/2023	14,500	14,740
2.37%, 10/15/2021 (c)	6,800	6,817	3 Month LIBOR + 1.28%
1 Month LIBOR + 0.47%			TransCanada PipeLines Ltd
2.40%, 10/17/2022 (c)	11,700	11,486	4.05%, 5/15/2067	23,657	22,741
2.48%, 3/15/2021(c)	20,250	20,272	3 Month LIBOR + 2.21%
1 Month LIBOR + 0.58%					$96,842
2.50%, 7/15/2022(c)	19,250	19,290	REITs - 0.91%
1 Month LIBOR + 0.60%			Alexandria Real Estate Equities Inc
3.13%, 4/17/2023(c),(g),(h)	8,750	8,750	2.75%, 1/15/2020	11,990	11,904
RAAC Series 2006-RP2 Trust			Digital Realty Trust LP
2.15%, 2/25/2037(c)	317	317	3.40%, 10/1/2020	6,700	6,714
1 Month LIBOR + 0.25%			Healthcare Realty Trust Inc
Securitized Asset Backed Receivables LLC			3.75%, 4/15/2023	6,800	6,693
Trust 2005-OP2			Hospitality Properties Trust
2.22%, 10/25/2035	1,842	1,842	4.50%, 6/15/2023	4,800	4,844
1 Month LIBOR + 0.32%			Welltower Inc
Structured Asset Investment Loan Trust 2005-			4.95%, 1/15/2021	8,110	8,390
4					$38,545
2.56%, 5/25/2035	445	445	Retail - 1.45%
1 Month LIBOR + 0.66%			Costco Wholesale Corp
Trafigura Securitisation Finance PLC 2017-1			2.15%, 5/18/2021	19,200	18,761
2.75%, 12/15/2020 (c)	17,000	17,089
			Home Depot Inc/The
1 Month LIBOR + 0.85%			1.80%, 6/5/2020	11,500	11,288
Verizon Owner Trust 2016-1			2.00%, 4/1/2021	4,800	4,674
1.42%, 1/20/2021(c)	8,500	8,427
			McDonald's Corp
Verizon Owner Trust 2016-2			2.63%, 1/15/2022	7,250	7,119
1.68%, 5/20/2021(c)	28,500	28,170
			2.75%, 12/9/2020	8,256	8,222
Verizon Owner Trust 2017-1			Walmart Inc
2.06%, 9/20/2021(c)	9,500	9,393	1.75%, 10/9/2019	4,900	4,851
Verizon Owner Trust 2017-2			1.90%, 12/15/2020	6,850	6,706
1.92%, 12/20/2021 (c)	15,000	14,777
					$61,621
Verizon Owner Trust 2017-3			Savings & Loans - 0.00%
2.06%, 4/20/2022(c)	13,200	12,977
			Washington Mutual Bank / Henderson NV
Verizon Owner Trust 2018-1			0.00%, 1/15/2013(g),(h),(i)	1,200	—
2.82%, 9/20/2022(c)	15,500	15,441
Volvo Financial Equipment LLC Series 2018-			Semiconductors - 0.90%
1
2.26%, 9/15/2020(c)	8,250	8,221	Broadcom Corp / Broadcom Cayman Finance
			Ltd
Volvo Financial Equipment Master Owner			2.38%, 1/15/2020	14,400	14,195
Trust 2017-A			3.00%, 1/15/2022	4,800	4,680
2.40%, 11/15/2022 (c)	8,750	8,772
			QUALCOMM Inc
1 Month LIBOR + 0.50%			1.85%, 5/20/2019	9,600	9,576
		$236,156	3.09%, 1/30/2023	9,750	9,744
Packaging & Containers - 0.24%			3 Month LIBOR + 0.73%
Packaging Corp of America					$38,195
2.45%, 12/15/2020	6,800	6,663	Software - 0.83%
WestRock Co			Microsoft Corp
3.00%, 9/15/2024(c)	3,850	3,641
			1.10%, 8/8/2019	4,750	4,665
		$10,304	1.85%, 2/12/2020	14,600	14,405
			Oracle Corp
			1.90%, 9/15/2021	4,800	4,633

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Software (continued)				Student Loan Asset Backed Securities (continued)
Oracle Corp (continued)				SMB Private Education Loan Trust 2018-A
2.25%, 10/8/2019		$4,750	$4,728	1.93%, 3/16/2026(c)	$9,750	$9,753
2.63%, 2/15/2023		7,000	6,800	1 Month LIBOR + 0.35%
			$35,231			$210,322
Student Loan Asset Backed Securities - 4.97%				Telecommunications - 2.17%
AccessLex Institute				AT&T Inc
3.01%, 7/1/2038		1,113	1,113	2.72%, 2/15/2023(c)	6,750	6,819
91 Day T-Bill Rate + 1.20%				3 Month LIBOR + 0.89%
KeyCorp Student Loan Trust 2000-A				2.80%, 2/17/2021	11,000	10,873
2.26%, 5/25/2029		1,375	1,370	3.60%, 2/17/2023	11,000	10,943
3 Month LIBOR + 0.32%				Cisco Systems Inc
Keycorp Student Loan Trust 2000-b				2.20%, 2/28/2021	4,750	4,665
2.06%, 7/25/2029		17,666	17,399	4.95%, 2/15/2019	9,500	9,681
3 Month LIBOR + 0.31%				Crown Castle Towers LLC
KeyCorp Student Loan Trust 2003-A				3.22%, 5/15/2022(c)	2,300	2,277
2.89%, 1/25/2037		17,812	17,284	4.88%, 8/15/2040(c)	8,850	9,132
3 Month LIBOR + 0.53%				Sprint Spectrum Co LLC / Sprint Spectrum Co
KeyCorp Student Loan Trust 2004-A				II LLC / Sprint Spectrum Co III LLC
2.90%, 1/27/2042		4,225	4,229	3.36%, 3/20/2023(c)	19,031	18,962
3 Month LIBOR + 0.53%				4.74%, 9/20/2029(c)	13,550	13,686
KeyCorp Student Loan Trust 2006-A				Verizon Communications Inc
2.60%, 9/27/2035		10,446	10,448	2.45%, 5/22/2020	4,800	4,827
3 Month LIBOR + 0.31%				3 Month LIBOR + 0.55%
Navient Private Education Loan Trust 2014-						$91,865
CT				Transportation - 0.78%
2.60%, 9/16/2024(c)		6,247	6,257	Ryder System Inc
1 Month LIBOR + 0.70%				2.25%, 9/1/2021	4,800	4,624
Navient Private Education Loan Trust 2017-				2.45%, 11/15/2018	8,995	8,990
A				United Parcel Service Inc
2.30%, 12/16/2058 (c)		5,557	5,562	2.76%, 4/1/2023	19,350	19,401
1 Month LIBOR + 0.40%				3 Month LIBOR + 0.45%
Navient Private Education Refi Loan Trust						$33,015
2018	-A			TOTAL BONDS		$4,176,416
2.53%, 2/18/2042(c)		13,686	13,614	U.S. GOVERNMENT & GOVERNMENT	Principal
SLM Private Credit Student Loan Trust 2002-				AGENCY OBLIGATIONS - 0.83%	Amount (000's) Value (000's)
A				Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
2.67%, 12/16/2030		8,459	8,438	3.12%, 11/1/2021	$1	$1
3 Month LIBOR + 0.55%				U.S. Treasury 1-Year Note + 2.12%
SLM Private Credit Student Loan Trust 2004-				3.50%, 9/1/2035	58	61
A				U.S. Treasury 1-Year Note + 2.25%
2.52%, 6/15/2033		1,838	1,818	7.00%, 12/1/2022	71	72
3 Month LIBOR + 0.40%						$134
SLM Private Credit Student Loan Trust 2004-				Federal National Mortgage Association (FNMA) - 0.01%
B				3.21%, 10/1/2035	178	187
2.45%, 3/15/2024		20,768	20,711	12 Month LIBOR + 1.46%
3 Month LIBOR + 0.33%				3.30%, 11/1/2022	1	1
SLM Private Credit Student Loan Trust 2005-				U.S. Treasury 1-Year Note + 2.05%
B				3.36%, 12/1/2032	15	15
2.39%, 12/15/2023		2,863	2,863	12 Month LIBOR + 1.64%
3 Month LIBOR + 0.27%				3.36%, 2/1/2037	84	89
SLM Private Credit Student Loan Trust 2006-				U.S. Treasury 1-Year Note + 2.11%
A				3.40%, 7/1/2034	100	105
2.41%, 6/15/2039		33,220	32,596	12 Month LIBOR + 1.65%
3 Month LIBOR + 0.29%				3.41%, 8/1/2034	42	44
SLM Private Credit Student Loan Trust 2006-				12 Month LIBOR + 1.63%
B				3.52%, 7/1/2034	22	23
2.32%, 12/15/2039		19,028	18,745	12 Month LIBOR + 1.65%
3 Month LIBOR + 0.20%				3.54%, 11/1/2032	28	29
SLM Private Education Loan Trust 2013-A				U.S. Treasury 1-Year Note + 2.29%
1.77%, 5/17/2027(c)		4,715	4,692
				3.62%, 1/1/2035	59	62
SLM Private Education Loan Trust 2013-B				12 Month LIBOR + 1.75%
1.85%, 6/17/2030(c)		7,989	7,925
				3.70%, 2/1/2035	16	17
SMB Private Education Loan Trust 2016-C				6 Month LIBOR + 2.07%
2.45%, 11/15/2023 (c)		7,868	7,872
				4.22%, 11/1/2035	4	4
1 Month LIBOR + 0.55%				Cost of funds for the 11th District of San Francisco + 1.27%
SMB Private Education Loan Trust 2017-A				5.60%, 4/1/2019	1	1
2.35%, 6/17/2024(c)		6,593	6,598
				Cost of funds for the 11th District of San Francisco + 1.25%
1 Month LIBOR + 0.45%				7.50%, 10/1/2029	3	3
SMB Private Education Loan Trust 2017-B				8.00%, 5/1/2027	1	1
2.17%, 6/17/2024(c)		11,037	11,035
						$581
1 Month LIBOR + 0.27%

See accompanying notes.

		Schedule of Investments
		Short-Term Income Fund
		April 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 4/20/2025	$1	$1
10.00%, 1/15/2019	3	2
		$3
U.S. Treasury - 0.82%
1.88%, 8/31/2022	29,000	27,966
1.88%, 9/30/2022	6,750	6,502
		$34,468
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$35,186
Total Investments		$4,225,571
Other Assets and Liabilities - 0.23%		$9,773
TOTAL NET ASSETS - 100.00%		$4,235,344

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,182,251 or 27.91% of net assets.
(d)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(e)	Security is an Interest Only Strip.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $35,383 or 0.84% of net assets.
(h)	The value of these investments was determined using significant unobservable inputs.
(i)	Non-income producing security

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.07%
Asset Backed Securities	21.66%
Government	12.10%
Consumer, Non-cyclical	6.37%
Industrial	5.90%
Mortgage Securities	5.66%
Energy	4.49%
Utilities	4.45%
Consumer, Cyclical	3.79%
Communications	3.43%
Technology	3.41%
Basic Materials	1.11%
Investment Companies	0.33%
Other Assets and Liabilities	0.23%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$475,257	$461,288		$13,969
		$—		$475,257	$461,288		$13,969

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$149		$—			$—	$—
	$149		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments SmallCap Fund April 30, 2018 (unaudited)

COMMON STOCKS - 98.97%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.95%			Electric (continued)
Esterline Technologies Corp (a)	82,900	$5,956	PNM Resources Inc	172,713	$6,848
			Portland General Electric Co	145,940	6,200
Automobile Parts & Equipment - 1.44%					$14,210
Modine Manufacturing Co (a)	94,780	1,630	Electrical Components & Equipment - 1.17%
Visteon Corp (a)	59,580	7,414	Advanced Energy Industries Inc (a)	104,110	6,200
		$9,044	nLight Inc (a)	45,290	1,129
Banks - 11.04%					$7,329
Cathay General Bancorp	194,180	7,769	Electronics - 3.58%
CenterState Bank Corp	313,300	9,079	II-VI Inc (a)	141,790	5,402
Central Pacific Financial Corp	178,180	5,182	Itron Inc (a)	56,580	3,700
First Commonwealth Financial Corp	325,260	4,924	SYNNEX Corp	69,710	6,983
First Merchants Corp	81,740	3,521	Vishay Intertechnology Inc	361,680	6,384
First of Long Island Corp/The	35,343	937			$22,469
Guaranty Bancorp	77,370	2,205	Engineering & Construction - 1.62%
Lakeland Bancorp Inc	71,520	1,395	MasTec Inc (a)	172,530	7,591
Sandy Spring Bancorp Inc	115,940	4,595	Tutor Perini Corp (a)	123,990	2,561
TCF Financial Corp	161,620	4,013			$10,152
Umpqua Holdings Corp	301,550	7,105	Entertainment - 3.78%
Union Bankshares Corp	73,270	2,770	Eldorado Resorts Inc (a)	208,950	8,462
United Community Banks Inc/GA	207,330	6,620	Golden Entertainment Inc (a)	145,600	3,895
Valley National Bancorp	721,670	9,057	Live Nation Entertainment Inc (a)	111,497	4,401
		$69,172	Vail Resorts Inc	30,360	6,962
Biotechnology - 3.43%					$23,720
Acceleron Pharma Inc (a)	61,160	2,135	Environmental Control - 2.95%
Aratana Therapeutics Inc (a)	73,868	380	AquaVenture Holdings Ltd (a)	52,260	766
Bellicum Pharmaceuticals Inc (a)	98,250	657	Casella Waste Systems Inc (a)	153,650	3,766
Bluebird Bio Inc (a)	23,550	4,007	Energy Recovery Inc (a)	154,260	1,310
Denali Therapeutics Inc (a)	65,510	1,211
DNIB Unwind Inc - Warrants (a),(b),(c)	17,472	—	MSA Safety Inc	78,910	6,852
Exact Sciences Corp (a)	81,820	4,092	Tetra Tech Inc	120,140	5,815
FibroGen Inc (a)	39,800	1,809			$18,509
Insmed Inc (a)	70,450	1,714	Food - 1.22%
			Darling Ingredients Inc (a)	446,697	7,656
MacroGenics Inc (a)	40,550	935
Sage Therapeutics Inc (a)	4,980	717
Seattle Genetics Inc (a)	36,756	1,882	Gas - 1.13%
Spark Therapeutics Inc (a)	25,620	1,955	Southwest Gas Holdings Inc	97,000	7,080
		$21,494	Healthcare - Products - 2.01%
Building Materials - 0.50%			Intersect ENT Inc (a)	58,230	2,326
US Concrete Inc (a)	53,352	3,118	K2M Group Holdings Inc (a)	131,200	2,506
			Nevro Corp (a)	70,620	6,311
Chemicals - 1.69%			STAAR Surgical Co (a)	88,440	1,437
KMG Chemicals Inc	87,270	5,366			$12,580
Univar Inc (a)	189,130	5,213
			Healthcare - Services - 2.69%
		$10,579	Encompass Health Corp	158,940	9,667
Commercial Services - 7.27%			Natera Inc (a)	66,570	741
AMN Healthcare Services Inc (a)	170,880	11,423	Syneos Health Inc (a)	128,930	4,912
ASGN Inc (a)	76,210	6,145	Teladoc Inc (a)	36,340	1,563
Brink's Co/The	105,710	7,801			$16,883
Ceridian HCM Holding Inc (a)	23,698	748
			Home Builders - 1.77%
Insperity Inc	78,300	6,284	Taylor Morrison Home Corp (a)	335,520	7,972
K12 Inc (a)	111,970	1,713
			William Lyon Homes (a)	116,060	3,117
Korn/Ferry International	135,250	7,231			$11,089
Medifast Inc	18,770	1,884
SP Plus Corp (a)	65,930	2,318	Insurance - 0.58%
			American Equity Investment Life Holding Co	106,410	3,214
		$45,547	First American Financial Corp	7,590	388
Computers - 3.19%
CACI International Inc (a)	61,750	9,327			$3,602
ExlService Holdings Inc (a)	84,900	4,908	Internet - 2.57%
			Bandwidth Inc (a)	62,420	2,025
PlayAGS Inc (a)	139,343	3,151
			Carvana Co (a)	206,530	5,413
Sykes Enterprises Inc (a)	90,460	2,602
			GoDaddy Inc (a)	121,280	7,830
		$19,988	Zscaler Inc (a)	27,054	809
Consumer Products - 0.54%
Central Garden & Pet Co - A Shares (a)	96,110	3,412			$16,077
			Iron & Steel - 0.87%
Diversified Financial Services - 2.86%			Reliance Steel & Aluminum Co	24,750	2,176
BGC Partners Inc	333,530	4,456	Steel Dynamics Inc	72,510	3,249
Enova International Inc (a)	52,250	1,531			$5,425
Houlihan Lokey Inc	76,620	3,410	Leisure Products & Services - 1.42%
			Planet Fitness Inc (a)	221,010	8,904
Moelis & Co	112,090	6,030
Piper Jaffray Cos	36,060	2,526
		$17,953	Lodging - 1.18%
Electric - 2.27%			Extended Stay America Inc	379,050	7,422
Avista Corp	22,408	1,162

See accompanying notes.

Schedule of Investments SmallCap Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified - 0.81%			Software (continued)
Gates Industrial Corp PLC (a)	325,560	$5,098	Atlassian Corp PLC (a)	98,020	$5,487
			Blackbaud Inc	89,220	9,365
Metal Fabrication & Hardware - 1.26%			DocuSign Inc (a)	53,618	2,071
Rexnord Corp (a)	287,730	7,915	Manhattan Associates Inc (a)	86,000	3,703
			MongoDB Inc (a)	40,910	1,472
Mining - 0.33%			Pivotal Software Inc (a)	149,853	2,703
Alcoa Corp (a)	40,190	2,058	SailPoint Technologies Holding Inc (a)	43,882	1,057
			SendGrid Inc (a)	70,200	2,026
Miscellaneous Manufacturers - 1.55%			Smartsheet Inc (a)	57,231	1,105
Hillenbrand Inc	105,040	4,868	Zuora Inc (a)	41,450	798
Trinseo SA	66,810	4,874			$43,269
		$9,742	Telecommunications - 2.28%
Oil & Gas - 3.03%			NETGEAR Inc (a)	94,360	5,218
Carrizo Oil & Gas Inc (a)	167,300	3,358	Plantronics Inc	123,240	8,029
Delek US Holdings Inc	152,520	7,225	Switch Inc	71,850	1,024
Oasis Petroleum Inc (a)	213,460	2,354			$14,271
Resolute Energy Corp (a)	84,420	2,819	TOTAL COMMON STOCKS		$620,408
Ring Energy Inc (a)	192,870	3,225
			INVESTMENT COMPANIES - 1.17%	Shares Held	Value (000's)
		$18,981	Money Market Funds - 1.17%
Oil & Gas Services - 1.60%			Principal Government Money Market Fund	7,323,096	7,323
Mammoth Energy Services Inc (a)	155,890	5,063	1.55%(d),(e)
NCS Multistage Holdings Inc (a)	87,680	1,598
Pioneer Energy Services Corp (a)	257,170	887
Select Energy Services Inc (a)	162,810	2,450	TOTAL INVESTMENT COMPANIES		$7,323
			Total Investments		$627,731
		$9,998	Other Assets and Liabilities - (0.14)%		$(875)
Packaging & Containers - 0.86%			TOTAL NET ASSETS - 100.00%		$626,856
Graphic Packaging Holding Co	378,360	5,411

Pharmaceuticals - 4.37%			(a) Non-income producing security
Array BioPharma Inc (a)	129,570	1,757	(b)	The value of these investments was determined using significant
Clovis Oncology Inc (a)	34,020	1,476	unobservable inputs.
DexCom Inc (a)	22,200	1,625	(c)		Fair value of these investments is determined in good faith by the Manager
Horizon Pharma Plc (a)	197,890	2,620	under procedures established and periodically reviewed by the Board of
Nektar Therapeutics (a)	42,540	3,559	Directors. Certain inputs used in the valuation may be unobservable;
Neurocrine Biosciences Inc (a)	17,630	1,429	however, each security is evaluated individually for purposes of ASC 820
PRA Health Sciences Inc (a)	103,070	8,469	which results in not all securities being identified as Level 3 of the fair
Prestige Brands Holdings Inc (a)	151,400	4,457	value hierarchy. At the end of the period, the fair value of these securities
ProQR Therapeutics NV (a)	25,716	101	totaled $0 or 0.00% of net assets.
Revance Therapeutics Inc (a)	67,500	1,887	(d)		Affiliated Security. Security is either an affiliate (and registered under the
		$27,380	Investment Company Act of 1940) or an affiliate as defined by the
Private Equity - 0.40%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Victory Capital Holdings Inc (a)	228,277	2,525	outstanding voting shares of the security). Please see affiliated sub-
			schedule for transactional information.
REITs - 6.32%			(e) Current yield shown is as of period end.
Agree Realty Corp	111,370	5,444
American Homes 4 Rent	235,910	4,765
Brandywine Realty Trust	399,280	6,432
First Industrial Realty Trust Inc	281,140	8,746	Portfolio Summary (unaudited)
Monmouth Real Estate Investment Corp	109,390	1,710	Sector		Percent
Pebblebrook Hotel Trust	211,090	7,386	Financial		21.91%
Tier REIT Inc	86,610	1,647	Consumer, Non-cyclical		21.53%
Two Harbors Investment Corp	227,560	3,473	Industrial		15.25%
		$39,603	Consumer, Cyclical		12.59%
Retail - 3.00%			Technology		11.92%
Caleres Inc	261,340	8,554	Communications		4.85%
GMS Inc (a)	212,600	6,624	Energy		4.63%
Ruth's Hospitality Group Inc	135,800	3,646	Utilities		3.40%
		$18,824	Basic Materials		2.89%
Savings & Loans - 0.71%			Investment Companies		1.17%
Berkshire Hills Bancorp Inc	117,840	4,472	Other Assets and Liabilities		(0.14)%
			TOTAL NET ASSETS		100.00%
Semiconductors - 1.83%
Aquantia Corp (a)	109,900	1,298
Entegris Inc	316,566	10,193
		$11,491
Software - 6.90%
Allscripts Healthcare Solutions Inc (a)	88,130	1,024
Alteryx Inc (a)	40,470	1,265
Apptio Inc (a)	94,164	2,779
Aspen Technology Inc (a)	95,880	8,414

See accompanying notes.

Schedule of Investments
SmallCap Fund
April 30, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$60,147	$52,824			$7,323
		$—		$60,147	$52,824			$7,323

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$34		$—			$—		$—
	$34		$—			$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS - 93.47%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.00%			Banks (continued)
MDC Partners Inc (a)	3,373	$26	FB Financial Corp	995	$40
Yext Inc (a)	3,613	48	FCB Financial Holdings Inc (a)	139,495	8,063
		$74	First Connecticut Bancorp Inc/Farmington CT	491	12
Aerospace & Defense - 1.37%			First Financial Bankshares Inc	4,328	214
Aerojet Rocketdyne Holdings Inc (a)	7,243	202	First Foundation Inc (a)	107,507	1,924
Astronics Corp (a)	3,021	111	Franklin Financial Network Inc (a)	507	17
Curtiss-Wright Corp	4,961	635	Glacier Bancorp Inc	1,342	50
HEICO Corp	97,883	8,599	Green Bancorp Inc	854	19
Kaman Corp	1,238	75	Guaranty Bancorp	805	23
KLX Inc (a)	114,210	8,935	Guaranty Bancshares Inc/TX	1,214	40
Kratos Defense & Security Solutions Inc (a)	364,212	3,646	Heritage Commerce Corp	719	12
Moog Inc	306	25	Home BancShares Inc/AR	13,317	309
National Presto Industries Inc	166	16	Investar Holding Corp	431	11
		$22,244	Lakeland Financial Corp	415	20
Agriculture - 0.02%			LegacyTexas Financial Group Inc	2,052	84
Limoneira Co	698	16	Live Oak Bancshares Inc	132,398	3,740
Phibro Animal Health Corp	2,824	119	Luther Burbank Corp	449	6
Turning Point Brands Inc	1,012	22	MB Financial Inc	711	30
Vector Group Ltd	7,991	156	Merchants Bancorp/IN	302	6
			Metropolitan Bank Holding Corp (a)	115	5
		$313
Airlines - 0.03%			National Bank Holdings Corp	1,235	43
			National Commerce Corp (a)	869	38
Allegiant Travel Co	2,035	326
Hawaiian Holdings Inc	4,798	198	Old Line Bancshares Inc	201	7
		$524	Opus Bank	115,840	3,267
Apparel - 0.32%			People's Utah Bancorp	383	12
Columbia Sportswear Co	2,224	185	Preferred Bank/Los Angeles CA	1,899	121
Crocs Inc (a)	10,182	161	Prosperity Bancshares Inc	77,124	5,535
			Provident Bancorp Inc (a)	177	4
Deckers Outdoor Corp (a)	971	90
Oxford Industries Inc	1,702	131	RBB Bancorp	283	8
Steven Madden Ltd	89,854	4,336	ServisFirst Bancshares Inc	4,827	203
Superior Uniform Group Inc	1,477	39	South State Corp	263	23
Wolverine World Wide Inc	9,718	291	Sterling Bancorp Inc/MI	394	5
			SVB Financial Group (a)	14,606	4,376
		$5,233	Texas Capital Bancshares Inc (a)	4,002	395
Automobile Manufacturers - 0.01%			Tompkins Financial Corp	87	7
Blue Bird Corp (a)	1,190	28
			Triumph Bancorp Inc (a)	63,240	2,457
Navistar International Corp (a)	326	11
			Union Bankshares Corp	111,240	4,206
REV Group Inc	4,400	80	Union Bankshares Inc/Morrisville VT	554	28
Wabash National Corp	1,689	34	Walker & Dunlop Inc	4,259	243
		$153	Webster Financial Corp	145,347	8,748
Automobile Parts & Equipment - 0.23%			West Bancorporation Inc	701	17
Commercial Vehicle Group Inc (a)	4,122	28	Western Alliance Bancorp (a)	111,165	6,557
Cooper-Standard Holdings Inc (a)	984	122
					$74,338
Dana Inc	7,358	175
Dorman Products Inc (a)	2,820	181	Beverages - 0.04%
			Boston Beer Co Inc/The (a)	869	195
Douglas Dynamics Inc	3,216	134	Coca-Cola Bottling Co Consolidated	679	114
Gentherm Inc (a)	3,017	102
			Craft Brew Alliance Inc (a)	1,907	37
Meritor Inc (a)	137,350	2,674
			MGP Ingredients Inc	1,201	115
Miller Industries Inc/TN	497	12	National Beverage Corp	1,669	147
Spartan Motors Inc	3,139	56	Primo Water Corp (a)	3,604	47
Standard Motor Products Inc	1,979	90			$655
Tenneco Inc	5,316	237
			Biotechnology - 5.98%
		$3,811	Acceleron Pharma Inc (a)	82,644	2,885
Banks - 4.57%			Acorda Therapeutics Inc (a)	823	19
Access National Corp	238	7	Aduro Biotech Inc (a)	6,056	42
Allegiance Bancshares Inc (a)	1,141	46
			Advaxis Inc (a)	5,183	8
Ameris Bancorp	2,891	149	Agenus Inc (a)	8,631	30
Atlantic Capital Bancshares Inc (a)	641	12
			Aileron Therapeutics Inc (a)	591	3
Bank of NT Butterfield & Son Ltd/The	6,595	313	Alder Biopharmaceuticals Inc (a)	383,738	5,449
BankUnited Inc	262,216	10,386	Allena Pharmaceuticals Inc (a)	620	9
Bankwell Financial Group Inc	280	9	Amicus Therapeutics Inc (a)	103,452	1,464
Blue Hills Bancorp Inc	1,765	36	AnaptysBio Inc (a)	18,046	1,692
Bryn Mawr Bank Corp	301	13	Anavex Life Sciences Corp (a)	5,712	13
Byline Bancorp Inc (a)	421	9
			ANI Pharmaceuticals Inc (a)	1,250	74
Cadence BanCorp	229,928	6,721	Aratana Therapeutics Inc (a)	6,198	32
Carolina Financial Corp	2,076	81	Arena Pharmaceuticals Inc (a)	86,909	3,463
Cass Information Systems Inc	1,776	107	ARMO BioSciences Inc (a)	49,618	1,321
CBTX Inc	230	7	Arsanis Inc (a)	473	10
Central Pacific Financial Corp	468	14	Assembly Biosciences Inc (a)	23,302	1,013
CoBiz Financial Inc	689	14	Asterias Biotherapeutics Inc (a)	4,113	5
Columbia Banking System Inc	754	30	Athersys Inc (a)	13,347	27
ConnectOne Bancorp Inc	196,166	5,179	Audentes Therapeutics Inc (a)	56,362	2,105
Eagle Bancorp Inc (a)	4,405	259
			Avexis Inc (a)	3,852	819
Equity Bancshares Inc (a)	563	21

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Biotechnology (continued)				Biotechnology (continued)
Axovant Sciences Ltd (a)	5,077	$5		Tobira Therapeutics Inc - Rights (a),(b),(c)	1,559	$3
BeiGene Ltd ADR(a)	29,184	4,949		Tocagen Inc (a)	2,179	20
Bellicum Pharmaceuticals Inc (a)	2,608	17		Ultragenyx Pharmaceutical Inc (a)	126,555	6,435
BioCryst Pharmaceuticals Inc (a)	11,432	56		VBI Vaccines Inc (a)	4,756	15
Biohaven Pharmaceutical Holding Co Ltd (a)	177,623	5,179		Veracyte Inc (a)	3,273	20
Bluebird Bio Inc (a)	7,357	1,252		Versartis Inc (a)	5,058	8
Blueprint Medicines Corp (a)	60,641	4,653		WaVe Life Sciences Ltd (a)	1,781	79
Calyxt Inc (a)	487	8		XBiotech Inc (a)	2,775	13
Cambrex Corp (a)	140,644	7,447		ZIOPHARM Oncology Inc (a)	18,157	77
Celcuity Inc (a)	321	6				$97,354
ChemoCentryx Inc (a)	3,367	37		Building Materials - 1.22%
Corium International Inc (a)	3,459	34		AAON Inc	7,067	240
Cue Biopharma Inc (a)	908	10		American Woodmark Corp (a)	1,455	120
Curis Inc (a)	17,990	10		Apogee Enterprises Inc	4,951	203
CytomX Therapeutics Inc (a)	4,010	105		Boise Cascade Co	2,470	103
Deciphera Pharmaceuticals Inc (a)	85,835	1,926		Builders FirstSource Inc (a)	11,512	210
Denali Therapeutics Inc (a)	1,645	30		Caesarstone Ltd	2,228	41
Dynavax Technologies Corp (a)	752	13		Continental Building Products Inc (a)	6,934	195
Edge Therapeutics Inc (a)	2,760	3		Griffon Corp	3,770	75
Editas Medicine Inc (a)	3,643	114		JELD-WEN Holding Inc (a)	7,066	199
Emergent BioSolutions Inc (a)	2,222	115		Louisiana-Pacific Corp	20,666	585
Enzo Biochem Inc (a)	7,219	43		Masonite International Corp (a)	2,987	181
Epizyme Inc (a)	4,963	64		NCI Building Systems Inc (a)	6,371	111
Esperion Therapeutics Inc (a)	2,373	166		Patrick Industries Inc (a)	4,199	239
Exact Sciences Corp (a)	271,866	13,597		PGT Innovations Inc (a)	7,147	125
Fate Therapeutics Inc (a)	1,636	17		Quanex Building Products Corp	745	13
FibroGen Inc (a)	9,561	435		Simpson Manufacturing Co Inc	1,815	99
Fortress Biotech Inc (a)	4,559	18		Summit Materials Inc (a)	262,000	7,373
Genocea Biosciences Inc (a)	9,501	9		Trex Co Inc (a)	65,221	6,775
Geron Corp (a)	20,547	76		Universal Forest Products Inc	9,061	289
Halozyme Therapeutics Inc (a)	16,443	311		US Concrete Inc (a)	45,398	2,654
Idera Pharmaceuticals Inc (a)	18,153	28				$19,830
ImmunoGen Inc (a)	13,761	151		Chemicals - 1.28%
Immunomedics Inc (a)	5,435	99		A Schulman Inc	5,067	217
Innoviva Inc (a)	7,820	113		AdvanSix Inc (a)	5,141	184
Inovio Pharmaceuticals Inc (a)	11,356	50		Balchem Corp	3,305	292
Insmed Inc (a)	125,591	3,056		Codexis Inc (a)	6,049	68
Iovance Biotherapeutics Inc (a)	577	8		CSW Industrials Inc (a)	1,064	46
Karyopharm Therapeutics Inc (a)	1,021	13		Ferro Corp (a)	13,448	296
Kura Oncology Inc (a)	2,951	45		Hawkins Inc	379	12
Lexicon Pharmaceuticals Inc (a)	5,952	49		HB Fuller Co	3,961	196
Ligand Pharmaceuticals Inc (a)	2,822	437		Ingevity Corp (a)	64,460	4,953
Loxo Oncology Inc (a)	51,551	6,490		Innospec Inc	41,588	3,023
MacroGenics Inc (a)	1,303	30		KMG Chemicals Inc	1,888	116
Matinas BioPharma Holdings Inc (a)	10,113	5		Koppers Holdings Inc (a)	2,969	130
Medicines Co/The (a)	6,669	201		Kraton Corp (a)	1,958	89
Merrimack Pharmaceuticals Inc	1,268	11		Kronos Worldwide Inc	3,380	78
NeoGenomics Inc (a)	227,541	2,180		Landec Corp (a)	1,181	16
NewLink Genetics Corp (a)	3,996	18		Minerals Technologies Inc	2,096	145
Novavax Inc (a)	16,571	26		OMNOVA Solutions Inc (a)	4,171	46
NuCana PLC ADR(a)	76,403	1,807		PolyOne Corp	186,234	7,794
Nymox Pharmaceutical Corp (a)	1,736	7		PQ Group Holdings Inc (a)	167,630	2,330
Oncocyte Corp (a)	569	1		Quaker Chemical Corp	1,356	199
Organovo Holdings Inc (a)	13,565	17		Rayonier Advanced Materials Inc	6,872	147
Ovid therapeutics Inc (a)	1,681	16		Sensient Technologies Corp	4,539	303
Pieris Pharmaceuticals Inc (a)	5,492	35		Stepan Co	2,394	168
Prothena Corp PLC (a)	4,098	49		Valhi Inc	1,099	9
PTC Therapeutics Inc (a)	4,508	125				$20,857
Puma Biotechnology Inc (a)	61,281	3,907		Commercial Services - 6.20%
Radius Health Inc (a)	5,266	159		ABM Industries	2,979	93
REGENXBIO Inc (a)	1,048	39		Alarm. com Holdings Inc Inc (a)	165,185	6,671
resTORbio Inc (a)	1,280	12		AMN Healthcare Services Inc (a)	8,005	535
Rigel Pharmaceuticals Inc (a)	20,381	74		ASGN Inc (a)	7,494	604
RTI Surgical Inc (a)	7,826	34		Avis Budget Group Inc (a)	7,582	375
Sage Therapeutics Inc (a)	66,824	9,617		Barrett Business Services Inc	1,085	95
Sangamo Therapeutics Inc (a)	11,565	183		BG Staffing Inc	1,435	27
Selecta Biosciences Inc (a)	1,936	23		Bridgepoint Education Inc (a)	3,620	21
Seres Therapeutics Inc (a)	2,821	22		Bright Horizons Family Solutions Inc (a)	235,596	22,353
Solid Biosciences Inc (a)	925	13		Brink's Co/The	4,804	355
Spark Therapeutics Inc (a)	3,803	290		CAI International Inc (a)	1,228	28
Stemline Therapeutics Inc (a)	645	11		Cambium Learning Group Inc (a)	1,080	11
Strongbridge Biopharma PLC (a)	3,842	29		Capella Education Co	1,579	145
Syndax Pharmaceuticals Inc (a)	1,549	16		Care. com Inc (a)	2,530	39

See accompanying notes.				410

Schedule of Investments
SmallCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)				Computers (continued)
Carriage Services Inc	1,055	$27		Syntel Inc (a)	4,954	$143
Ceridian HCM Holding Inc (a)	18,460	583		TTEC Holdings Inc	2,130	68
Cimpress NV (a)	47,262	6,797		Unisys Corp (a)	5,550	62
Collectors Universe Inc	1,357	21		USA Technologies Inc (a)	180,219	1,576
CoreLogic Inc/United States (a)	75,081	3,717		Varonis Systems Inc (a)	117,924	7,707
CorVel Corp (a)	1,459	72		VASCO Data Security International Inc (a)	796	12
Cross Country Healthcare Inc (a)	3,101	39		VeriFone Systems Inc (a)	955	22
Deluxe Corp	7,343	503		Virtusa Corp (a)	4,707	227
Emerald Expositions Events Inc	586	11		Vocera Communications Inc (a)	279,098	6,997
Everi Holdings Inc (a)	10,126	65				$78,854
EVERTEC Inc	7,465	136		Consumer Products - 0.02%
Forrester Research Inc	1,640	65		Central Garden & Pet Co (a)	328	12
Franklin Covey Co (a)	1,225	30		Central Garden & Pet Co - A Shares (a)	1,510	54
Grand Canyon Education Inc (a)	111,415	11,587		Helen of Troy Ltd (a)	1,294	115
Green Dot Corp (a)	7,310	445		WD-40 Co	1,449	191
Hackett Group Inc/The	3,827	62				$372
Healthcare Services Group Inc	180,657	6,978		Cosmetics & Personal Care - 0.01%
HealthEquity Inc (a)	81,430	5,348		elf Beauty Inc (a)	2,934	53
Herc Holdings Inc (a)	2,541	134		Inter Parfums Inc	1,225	63
HMS Holdings Corp (a)	7,602	137				$116
Information Services Group Inc (a)	5,171	22
				Distribution & Wholesale - 1.94%
Insperity Inc	5,811	466		Core-Mark Holding Co Inc	184,907	3,811
Kforce Inc	3,519	93		EnviroStar Inc	638	23
LendingTree Inc (a)	30,705	7,320
				H&E Equipment Services Inc	274,426	8,877
Liberty Tax Inc	793	8		Pool Corp	48,650	6,753
Matthews International Corp	5,299	260		SiteOne Landscape Supply Inc (a)	177,016	12,126
McGrath RentCorp	1,301	77		Systemax Inc	1,482	47
Medifast Inc	1,543	155				$31,637
MoneyGram International Inc (a)	844	7
				Diversified Financial Services - 1.61%
Monro Inc	3,310	185		Altisource Portfolio Solutions SA (a)	1,574	43
National Research Corp	1,486	49		Artisan Partners Asset Management Inc	8,050	259
Nutrisystem Inc	123,558	3,583		Blackhawk Network Holdings Inc (a)	5,727	257
Paylocity Holding Corp (a)	227,988	12,455
				BrightSphere Investment Group PLC	14,079	214
Quad/Graphics Inc	2,755	68		Cohen & Steers Inc	3,024	121
Reis Inc	1,377	29		Curo Group Holdings Corp (a)	452	10
RR Donnelley & Sons Co	3,299	28		Diamond Hill Investment Group Inc	451	88
ServiceSource International Inc (a)	9,268	35
				Ellie Mae Inc (a)	3,545	343
Sotheby's (a)	4,008	212
				Enova International Inc (a)	1,615	47
SP Plus Corp (a)	1,009	35
				Evercore Inc - Class A	5,931	601
Strayer Education Inc	1,108	116		Financial Engines Inc	6,131	274
Travelport Worldwide Ltd	2,562	44		GAMCO Investors Inc	284	7
TriNet Group Inc (a)	23,627	1,221
TrueBlue Inc (a)	2,337	62		Hamilton Lane Inc	157,502	6,592
Vectrus Inc (a)	528	19		Houlihan Lokey Inc	141,109	6,279
				Investment Technology Group Inc	749	15
Viad Corp	2,681	136
Weight Watchers International Inc (a)	4,570	320		Ladenburg Thalmann Financial Services Inc	2,919	10
				LendingClub Corp (a)	31,452	85
WEX Inc (a)	35,628	5,769
Willdan Group Inc (a)	1,243	36		Marlin Business Services Corp	594	16
				Medley Management Inc	768	4
		$100,919		Moelis & Co	80,644	4,338
Computers - 4.84%				Piper Jaffray Cos	796	56
3D Systems Corp (a)	11,483	115		PRA Group Inc (a)	2,778	99
Carbonite Inc (a)	3,767	117
				Pzena Investment Management Inc	2,143	19
Diebold Nixdorf Inc	7,937	122		R1 RCM Inc (a)	13,785	103
Electronics For Imaging Inc (a)	4,750	132		Regional Management Corp (a)	264	9
EPAM Systems Inc (a)	70,570	8,069
ExlService Holdings Inc (a)	3,414	197		Silvercrest Asset Management Group Inc	1,186	18
ForeScout Technologies Inc (a)	84,828	2,714		Stifel Financial Corp	99,644	5,807
				Virtu Financial Inc	3,571	129
Genpact Ltd	383,090	12,217		Virtus Investment Partners Inc	159	18
Insight Enterprises Inc (a)	1,466	52		WageWorks Inc (a)	4,163	173
Lumentum Holdings Inc (a)	34,559	1,744
				Westwood Holdings Group Inc	1,174	68
MAXIMUS Inc	121,300	8,203		WisdomTree Investments Inc	16,010	169
Mercury Systems Inc (a)	350,168	11,235
Mitek Systems Inc (a)	5,447	42				$26,271
Nutanix Inc (a)	16,837	852		Electric - 0.02%
				Atlantic Power Corp (a)	11,573	26
PlayAGS Inc (a)	130,748	2,956
Presidio Inc (a)	3,319	51		MGE Energy Inc	1,780	103
Pure Storage Inc (a)	591,712	11,971		Ormat Technologies Inc	2,745	159
Qualys Inc (a)	5,663	436		Spark Energy Inc	1,558	19
Science Applications International Corp	7,008	601				$307
StarTek Inc (a)	2,067	18		Electrical Components & Equipment - 0.41%
				Advanced Energy Industries Inc (a)	6,467	385
Stratasys Ltd (a)	3,673	70
Super Micro Computer Inc (a)	1,441	25		EnerSys	4,394	301
				Generac Holdings Inc (a)	9,408	423
Sykes Enterprises Inc (a)	3,505	101
				General Cable Corp	4,873	145

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electrical Components & Equipment (continued)			Entertainment (continued)
Insteel Industries Inc	2,434	$73	Vail Resorts Inc	19,420	$4,453
Littelfuse Inc	25,050	4,682			$9,004
Novanta Inc (a)	5,610	330	Environmental Control - 2.08%
SPX Corp (a)	7,426	235	Advanced Disposal Services Inc (a)	5,270	116
Vicor Corp (a)	2,191	79	Advanced Emissions Solutions Inc	1,207	13
		$6,653	Casella Waste Systems Inc (a)	1,270	31
Electronics - 1.90%			Covanta Holding Corp	12,312	184
Allied Motion Technologies Inc	1,102	44	Evoqua Water Technologies Corp (a)	44,649	912
Applied Optoelectronics Inc (a)	2,738	87	Heritage-Crystal Clean Inc (a)	1,504	32
Badger Meter Inc	5,168	219	Hudson Technologies Inc (a)	5,949	26
Bel Fuse Inc	666	13	MSA Safety Inc	5,193	451
Brady Corp	6,525	238	Pure Cycle Corp (a)	2,344	21
Control4 Corp (a)	3,562	74	Tetra Tech Inc	199,474	9,655
CyberOptics Corp (a)	686	10	US Ecology Inc	2,289	122
ESCO Technologies Inc	145,559	8,129	Waste Connections Inc	308,755	22,323
FARO Technologies Inc (a)	746	38			$33,886
Fluidigm Corp (a)	6,237	37	Food - 0.97%
II-VI Inc (a)	72,778	2,772	B&G Foods Inc	10,177	231
Itron Inc (a)	3,579	234	Calavo Growers Inc	72,276	6,772
KEMET Corp (a)	8,116	140	Chefs' Warehouse Inc/The (a)	310,298	7,525
Mesa Laboratories Inc	499	84	Dean Foods Co	1,243	11
Methode Electronics Inc	6,541	261	Hostess Brands Inc (a)	3,842	54
Napco Security Technologies Inc (a)	2,263	24	J&J Snack Foods Corp	1,572	216
National Instruments Corp	124,970	5,110	John B Sanfilippo & Son Inc	1,294	74
NVE Corp	707	60	Lancaster Colony Corp	2,859	359
OSI Systems Inc (a)	17,693	1,133	Lifeway Foods Inc (a)	1,084	6
Rogers Corp (a)	3,007	321	Performance Food Group Co (a)	15,691	509
Sparton Corp (a)	385	7	Tootsie Roll Industries Inc	1,817	52
SYNNEX Corp	1,455	146			$15,809
Tech Data Corp (a)	1,137	87	Forest Products & Paper - 0.01%
TTM Technologies Inc (a)	6,641	93	Neenah Inc	1,437	112
Watts Water Technologies Inc	2,966	221	Schweitzer-Mauduit International Inc	618	24
Woodward Inc	157,189	11,308	Verso Corp (a)	656	12
ZAGG Inc (a)	3,110	35
					$148
		$30,925	Gas - 0.01%
Energy - Alternate Sources - 0.01%			Chesapeake Utilities Corp	392	30
Pattern Energy Group Inc	2,939	53	New Jersey Resources Corp	1,280	53
TPI Composites Inc (a)	1,723	39	RGC Resources Inc	399	10
		$92	Southwest Gas Holdings Inc	884	65
Engineering & Construction - 1.74%					$158
Argan Inc	2,191	88	Hand & Machine Tools - 1.07%
Comfort Systems USA Inc	6,442	272	Franklin Electric Co Inc	4,599	189
Dycom Industries Inc (a)	126,552	13,143	Kennametal Inc	318,105	11,594
EMCOR Group Inc	6,849	504	Lincoln Electric Holdings Inc	67,475	5,592
Exponent Inc	4,254	367	Milacron Holdings Corp (a)	6,217	112
Granite Construction Inc	3,223	169			$17,487
Hudson Ltd (a)	3,094	46
			Healthcare - Products - 3.99%
KBR Inc	5,496	92	Abaxis Inc	4,259	284
MasTec Inc (a)	6,946	305	Accelerate Diagnostics Inc (a)	3,614	80
Mistras Group Inc (a)	713	14	Accuray Inc (a)	13,386	67
MYR Group Inc (a)	1,185	35	AtriCure Inc (a)	92,368	2,053
NV5 Global Inc (a)	41,381	2,435	Atrion Corp	207	129
Orion Group Holdings Inc (a)	2,427	15	AxoGen Inc (a)	4,051	161
Primoris Services Corp	5,810	149	BioTelemetry Inc (a)	4,621	177
Sterling Construction Co Inc (a)	1,189	13	Cantel Medical Corp	5,772	647
TopBuild Corp (a)	96,544	7,695	Cardiovascular Systems Inc (a)	4,839	111
Tutor Perini Corp (a)	146,820	3,032	Cerus Corp (a)	16,774	87
		$28,374	CryoLife Inc (a)	3,511	79
Entertainment - 0.55%			Cutera Inc (a)	2,027	102
Churchill Downs Inc	2,092	574	Endologix Inc (a)	12,593	54
Eldorado Resorts Inc (a)	4,921	199	FONAR Corp (a)	1,092	31
Eros International PLC (a)	2,455	26	Foundation Medicine Inc (a)	1,975	151
Golden Entertainment Inc (a)	691	19	Genomic Health Inc (a)	2,724	86
IMAX Corp (a)	5,848	136	Glaukos Corp (a)	4,226	142
Marriott Vacations Worldwide Corp	3,046	374	Globus Medical Inc (a)	11,467	587
Penn National Gaming Inc (a)	3,655	111	Haemonetics Corp (a)	7,199	562
Pinnacle Entertainment Inc (a)	7,012	225	Henry Schein Inc (a)	80,100	6,088
RCI Hospitality Holdings Inc	427	12	ICU Medical Inc (a)	1,836	462
Reading International Inc (a)	1,010	16	Inogen Inc (a)	3,030	426
Red Rock Resorts Inc	7,222	218	Insulet Corp (a)	6,062	521
Scientific Games Corp (a)	5,574	297	Integer Holdings Corp (a)	31,650	1,738
SeaWorld Entertainment Inc (a)	155,383	2,344	Integra LifeSciences Holdings Corp (a)	6,661	411
			Intersect ENT Inc (a)	220,619	8,813

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Home Builders (continued)
iRhythm Technologies Inc (a)	131,739	$7,661	MDC Holdings Inc	4,433	$129
K2M Group Holdings Inc (a)	185,956	3,552	Meritage Homes Corp (a)	91,546	4,074
Lantheus Holdings Inc (a)	4,270	76	PICO Holdings Inc	808	10
LeMaitre Vascular Inc	2,321	73	Taylor Morrison Home Corp (a)	11,593	276
Luminex Corp	2,859	61	TRI Pointe Group Inc (a)	4,823	83
Masimo Corp (a)	4,677	420	William Lyon Homes (a)	1,110	30
Meridian Bioscience Inc	5,736	84	Winnebago Industries Inc	5,332	202
Merit Medical Systems Inc (a)	63,824	3,095			$7,947
MiMedx Group Inc (a)	14,284	117	Home Furnishings - 0.39%
NanoString Technologies Inc (a)	2,014	19	Daktronics Inc	3,796	34
Natus Medical Inc (a)	4,499	149	Hooker Furniture Corp	1,750	66
Nevro Corp (a)	81,729	7,303	iRobot Corp (a)	2,805	164
Novocure Ltd (a)	6,062	165	Sleep Number Corp (a)	210,252	5,959
NuVasive Inc (a)	5,296	282	Universal Electronics Inc (a)	2,031	94
NxStage Medical Inc (a)	6,818	182			$6,317
OraSure Technologies Inc (a)	114,433	2,029	Insurance - 0.45%
Orthofix International NV (a)	626	38	Atlas Financial Holdings Inc (a)	983	10
OrthoPediatrics Corp (a)	968	18	Crawford & Co	1,716	14
Oxford Immunotec Global PLC (a)	4,079	52	Essent Group Ltd (a)	12,590	415
Penumbra Inc (a)	63,344	7,876	Health Insurance Innovations Inc (a)	1,693	48
Quanterix Corp (a)	820	14	Heritage Insurance Holdings Inc	544	9
Quidel Corp (a)	5,468	310	Infinity Property & Casualty Corp	156	21
Repligen Corp (a)	5,173	191	Investors Title Co	175	34
Restoration Robotics Inc (a)	1,288	6	Kinsale Capital Group Inc	2,082	107
Rockwell Medical Inc (a)	7,255	38	National General Holdings Corp	6,301	162
STAAR Surgical Co (a)	6,229	101	NMI Holdings Inc (a)	1,462	20
Surmodics Inc (a)	2,060	77	Primerica Inc	6,692	647
Tactile Systems Technology Inc (a)	189,050	6,581	RLI Corp	3,374	214
Utah Medical Products Inc	498	51	Stewart Information Services Corp	266	11
Varex Imaging Corp (a)	3,930	141	Third Point Reinsurance Ltd (a)	4,815	64
Wright Medical Group NV (a)	10,950	215	Trupanion Inc (a)	204,997	5,387
		$65,026	United Insurance Holdings Corp	2,362	45
Healthcare - Services - 2.33%			Universal Insurance Holdings Inc	3,350	109
Addus HomeCare Corp (a)	1,217	64			$7,317
Amedisys Inc (a)	5,284	349	Internet - 6.99%
American Renal Associates Holdings Inc (a)	1,671	24	1-800-Flowers.com Inc (a)	1,711	22
Capital Senior Living Corp (a)	4,091	48	8x8 Inc (a)	9,273	188
Charles River Laboratories International Inc	100,863	10,509	Blucora Inc (a)	972	25
(a)			Boingo Wireless Inc (a)	5,637	132
Chemed Corp	2,486	766	Cardlytics Inc (a)	607	8
Civitas Solutions Inc (a)	2,881	41	ChannelAdvisor Corp (a)	3,607	48
Encompass Health Corp	15,047	915	Chegg Inc (a)	447,006	10,375
Ensign Group Inc/The	7,276	203	Cogent Communications Holdings Inc	361,870	17,062
Evolus Inc (a)	1,116	8	Endurance International Group Holdings Inc	8,589	63
Genesis Healthcare Inc (a)	10,776	16	(a)
ICON PLC (a)	60,704	7,141	ePlus Inc (a)	1,887	151
Invitae Corp (a)	5,933	33	Etsy Inc (a)	19,737	591
LHC Group Inc (a)	3,718	277	Groupon Inc (a)	35,681	166
Magellan Health Inc (a)	3,257	273	GrubHub Inc (a)	148,340	15,003
Molina Healthcare Inc (a)	7,398	616	HealthStream Inc	3,962	92
Natera Inc (a)	4,335	48	Imperva Inc (a)	61,374	2,746
Providence Service Corp/The (a)	1,430	108	Internap Corp (a)	119,528	1,412
RadNet Inc (a)	5,794	77	Limelight Networks Inc (a)	7,909	41
Select Medical Holdings Corp (a)	19,747	356	MakeMyTrip Ltd (a)	155,852	5,751
Surgery Partners Inc (a)	3,100	50	Mimecast Ltd (a)	299,900	11,411
Syneos Health Inc (a)	5,718	218	NIC Inc	9,153	136
Teladoc Inc (a)	352,091	15,140	Okta Inc (a)	2,834	121
Tenet Healthcare Corp (a)	8,537	204	Overstock.com Inc (a)	1,226	47
Tivity Health Inc (a)	5,554	200	Perficient Inc (a)	733	18
Triple-S Management Corp (a)	1,019	29	Proofpoint Inc (a)	172,718	20,370
US Physical Therapy Inc	1,776	162	Q2 Holdings Inc (a)	131,259	6,465
		$37,875	Quotient Technology Inc (a)	10,686	143
Holding Companies - Diversified - 0.01%			Rapid7 Inc (a)	14,616	412
HRG Group Inc (a)	17,772	200	RingCentral Inc (a)	113,350	7,600
			Shutterfly Inc (a)	3,398	275
Home Builders - 0.49%			Shutterstock Inc (a)	2,699	114
Cavco Industries Inc (a)	1,515	258	Stamps.com Inc (a)	2,689	612
Century Communities Inc (a)	468	14	TechTarget Inc (a)	1,372	29
Installed Building Products Inc (a)	46,957	2,709	Trade Desk Inc/The (a)	129,812	6,643
KB Home	1,962	52	TrueCar Inc (a)	10,081	100
LGI Homes Inc (a)	1,190	82	Tucows Inc (a)	1,355	86
M/I Homes Inc (a)	932	28	Twilio Inc (a)	6,510	275
			Wayfair Inc (a)	59,048	3,679

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet (continued)			Media (continued)
Web.com Group Inc (a)	5,551	$103	Liberty Media Corp-Liberty Formula One - A	81,686	$2,296
XO Group Inc (a)	2,936	64	Shares (a)
Yelp Inc (a)	8,334	374	New York Times Co/The	16,386	384
Zendesk Inc (a)	15,765	768	Nexstar Media Group Inc	4,593	286
Zix Corp (a)	9,410	47	Sinclair Broadcast Group Inc	7,475	212
		$113,768	tronc Inc (a)	2,164	40
Investment Companies - 0.00%			Value Line Inc	325	6
Ominto Inc (a)	3,363	10	World Wrestling Entertainment Inc	7,357	293
					$6,236
Iron & Steel - 0.64%			Metal Fabrication & Hardware - 0.44%
AK Steel Holding Corp (a)	358,530	1,646	Advanced Drainage Systems Inc	5,270	133
Allegheny Technologies Inc (a)	87,940	2,336	Atkore International Group Inc (a)	5,015	89
Carpenter Technology Corp	79,700	4,245	Global Brass & Copper Holdings Inc	3,015	91
Cleveland-Cliffs Inc (a)	299,415	2,222	Lawson Products Inc/DE (a)	1,016	24
Shiloh Industries Inc (a)	1,728	14	Mueller Industries Inc	9,793	266
		$10,463	Mueller Water Products Inc - Class A	17,781	174
Leisure Products & Services - 1.45%			Omega Flex Inc	516	34
Camping World Holdings Inc	4,556	130	RBC Bearings Inc (a)	50,167	5,838
Clarus Corp (a)	244,682	1,749	Sun Hydraulics Corp	2,869	139
Drive Shack Inc (a)	5,272	29	Worthington Industries Inc	6,581	293
Fox Factory Holding Corp (a)	3,655	122			$7,081
LCI Industries	3,860	368	Mining - 0.04%
Liberty TripAdvisor Holdings Inc (a)	151,727	1,396	Ardmore Shipping Corp (a)	2,514	20
Lindblad Expeditions Holdings Inc (a)	241,797	2,647	Century Aluminum Co (a)	724	13
Malibu Boats Inc (a)	3,056	103	Coeur Mining Inc (a)	3,032	23
Marine Products Corp	1,589	24	Compass Minerals International Inc	3,240	218
MCBC Holdings Inc (a)	2,871	69	Fairmount Santrol Holdings Inc (a)	19,977	110
Nautilus Inc (a)	4,521	66	Smart Sand Inc (a)	3,325	25
Planet Fitness Inc (a)	417,421	16,818	United States Lime & Minerals Inc	71	5
		$23,521	US Silica Holdings Inc	5,258	158
Lodging - 0.80%					$572
Bluegreen Vacations Corp	829	19	Miscellaneous Manufacturers - 1.84%
Boyd Gaming Corp	7,853	261	Actuant Corp	3,174	75
Caesars Entertainment Corp (a)	947	11	Axon Enterprise Inc (a)	5,473	230
Choice Hotels International Inc	62,752	5,023	AZZ Inc	2,722	121
Hilton Grand Vacations Inc (a)	175,041	7,527	Barnes Group Inc	1,743	97
ILG Inc	1,017	35	Carlisle Cos Inc	39,479	4,253
La Quinta Holdings Inc (a)	1,772	34	Chase Corp	1,014	114
Marcus Corp/The	2,391	71	EnPro Industries Inc	3,594	270
		$12,981	Fabrinet (a)	3,786	107
Machinery - Construction & Mining - 0.47%			Federal Signal Corp	4,466	97
Astec Industries Inc	1,106	62	GP Strategies Corp (a)	1,872	39
BWX Technologies Inc	109,823	7,446	Harsco Corp (a)	8,387	172
Hyster-Yale Materials Handling Inc	1,311	93	Hexcel Corp	239,264	15,904
		$7,601	Hillenbrand Inc	9,971	462
Machinery - Diversified - 2.12%			John Bean Technologies Corp	59,997	6,464
Alamo Group Inc	1,641	180	Lydall Inc (a)	2,451	109
Albany International Corp	2,363	140	Myers Industries Inc	3,478	81
Altra Industrial Motion Corp	5,119	213	Proto Labs Inc (a)	3,816	455
Applied Industrial Technologies Inc	6,069	388	Raven Industries Inc	3,794	139
Cactus Inc (a)	766	22	Standex International Corp	1,949	189
DXP Enterprises Inc/TX (a)	1,853	67	Sturm Ruger & Co Inc	2,416	133
Gardner Denver Holdings Inc (a)	185,488	5,867	Trinseo SA	5,024	366
Gates Industrial Corp PLC (a)	218,462	3,421			$29,877
Ichor Holdings Ltd (a)	2,874	64	Office Furnishings - 0.07%
IDEX Corp	95,160	12,719	Herman Miller Inc	8,763	269
Intevac Inc (a)	3,469	23	HNI Corp	7,288	244
Kadant Inc	1,563	144	Interface Inc	9,552	210
Lindsay Corp	1,529	134	Kimball International Inc	4,854	80
Manitowoc Co Inc/The (a)	22,979	567	Knoll Inc	6,714	128
Nordson Corp	45,880	5,900	Steelcase Inc	13,433	178
SPX FLOW Inc (a)	2,473	111			$1,109
Tennant Co	1,751	130	Oil & Gas - 0.84%
Welbilt Inc (a)	234,510	4,493	Abraxas Petroleum Corp (a)	22,014	63
		$34,583	Bonanza Creek Energy Inc (a)	344	10
Media - 0.38%			Callon Petroleum Co (a)	275,751	3,836
Entercom Communications Corp	194,925	1,978	Carrizo Oil & Gas Inc (a)	11,619	233
Entravision Communications Corp	10,328	48	CVR Energy Inc	288	10
Global Eagle Entertainment Inc (a)	451,494	528	Evolution Petroleum Corp	4,185	39
Gray Television Inc (a)	7,861	89	Extraction Oil & Gas Inc (a)	245,593	3,468
Hemisphere Media Group Inc (a)	643	7	Isramco Inc (a)	154	16
Houghton Mifflin Harcourt Co (a)	10,076	69	Jagged Peak Energy Inc (a)	8,037	115
			Matador Resources Co (a)	167,226	5,475

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Panhandle Oil and Gas Inc	1,450	$28	Immune Design Corp (a)	315	$1
Par Pacific Holdings Inc (a)	2,009	34	Insys Therapeutics Inc (a)	3,316	23
Penn Virginia Corp (a)	1,927	90	Ironwood Pharmaceuticals Inc (a)	18,557	336
Resolute Energy Corp (a)	264	9	Jounce Therapeutics Inc (a)	78,605	1,618
Ring Energy Inc (a)	6,816	114	Keryx Biopharmaceuticals Inc (a)	12,487	55
Rosehill Resources Inc (a)	612	5	Kindred Biosciences Inc (a)	347	3
Sanchez Energy Corp (a)	11,217	35	La Jolla Pharmaceutical Co (a)	2,408	70
SilverBow Resources Inc (a)	403	12	Madrigal Pharmaceuticals Inc (a)	17,968	2,033
SRC Energy Inc (a)	5,353	59	MediciNova Inc (a)	4,521	51
Ultra Petroleum Corp (a)	3,484	8	Mersana Therapeutics Inc (a)	1,141	19
W&T Offshore Inc (a)	2,190	13	Minerva Neurosciences Inc (a)	3,094	20
		$13,672	Miragen Therapeutics Inc (a)	1,946	13
Oil & Gas Services - 0.70%			Momenta Pharmaceuticals Inc (a)	2,481	52
Forum Energy Technologies Inc (a)	183,868	2,317	MyoKardia Inc (a)	2,611	129
FTS International Inc (a)	820	16	Natural Health Trends Corp	1,351	25
Keane Group Inc (a)	209,488	3,258	Nektar Therapeutics (a)	15,684	1,312
Liberty Oilfield Services Inc (a)	637	13	Neogen Corp (a)	8,113	553
NCS Multistage Holdings Inc (a)	1,621	29	Neos Therapeutics Inc (a)	3,636	30
Nine Energy Service Inc (a)	353	11	Neurocrine Biosciences Inc (a)	101,011	8,190
Oil States International Inc (a)	153,620	5,523	Odonate Therapeutics Inc (a)	917	19
ProPetro Holding Corp (a)	5,551	101	Optinose Inc (a)	826	18
Quintana Energy Services Inc (a)	499	4	Pacira Pharmaceuticals Inc/DE (a)	4,122	136
Ranger Energy Services Inc (a)	538	4	Portola Pharmaceuticals Inc (a)	7,242	262
Select Energy Services Inc (a)	3,984	60	PRA Health Sciences Inc (a)	7,848	645
Solaris Oilfield Infrastructure Inc (a)	2,601	49	Prestige Brands Holdings Inc (a)	5,561	164
		$11,385	Progenics Pharmaceuticals Inc (a)	9,773	64
Packaging & Containers - 0.05%			Protagonist Therapeutics Inc (a)	749	7
Greif Inc - Class A	3,939	231	Ra Pharmaceuticals Inc (a)	2,217	13
Greif Inc - Class B	760	48	Reata Pharmaceuticals Inc (a)	89,200	2,358
KapStone Paper and Packaging Corp	13,516	465	Recro Pharma Inc (a)	155	2
Multi-Color Corp	1,928	125	Revance Therapeutics Inc (a)	85,766	2,398
			Rhythm Pharmaceuticals Inc (a)	839	20
		$869	Sarepta Therapeutics Inc (a)	47,410	3,620
Achaogen Pharmaceuticals Inc (a) - 4.88%	4,759	68	Spero Therapeutics Inc (a)	694	8
Adamas Pharmaceuticals Inc (a)	209,688	6,331	Supernus Pharmaceuticals Inc (a)	8,443	396
Aerie Pharmaceuticals Inc (a)	64,248	3,290	Synergy Pharmaceuticals Inc (a)	34,267	53
Agios Pharmaceuticals Inc (a)	45,827	3,845	Syros Pharmaceuticals Inc (a)	2,120	26
Aimmune Therapeutics Inc (a)	170,880	5,304	Teligent Inc/NJ (a)	7,988	24
Akebia Therapeutics Inc (a)	6,237	57	TG Therapeutics Inc (a)	7,071	102
Amphastar Pharmaceuticals Inc (a)	5,464	104	TherapeuticsMD Inc (a)	23,901	131
Anika Therapeutics Inc (a)	1,810	80	Trevena Inc (a)	493	1
Antares Pharma Inc (a)	23,172	54	USANA Health Sciences Inc (a)	2,173	229
Apellis Pharmaceuticals Inc (a)	1,104	27	Vanda Pharmaceuticals Inc (a)	6,083	85
Array BioPharma Inc (a)	24,113	327	vTv Therapeutics Inc (a)	1,122	2
Ascendis Pharma A/S ADR(a)	39,436	2,485	Xencor Inc (a)	5,259	152
Athenex Inc (a)	811	13	Zogenix Inc (a)	2,691	106
BioScrip Inc (a)	5,378	14			$79,481
BioSpecifics Technologies Corp (a)	771	33	Private Equity - 0.06%
Calithera Biosciences Inc (a)	4,229	26	GSV Capital Corp (a)	129,089	870
Cara Therapeutics Inc (a)	3,181	39	Kennedy-Wilson Holdings Inc	6,750	128
Catalent Inc (a)	438,015	18,007			$998
Catalyst Pharmaceuticals Inc (a)	171,552	481	Real Estate - 0.03%
Clovis Oncology Inc (a)	105,953	4,597	Community Healthcare Trust Inc	559	14
Coherus Biosciences Inc (a)	100,826	1,220	Consolidated-Tomoka Land Co	571	35
Collegium Pharmaceutical Inc (a)	499	12	HFF Inc	6,099	214
Conatus Pharmaceuticals Inc (a)	3,525	12	Marcus & Millichap Inc (a)	2,306	79
Concert Pharmaceuticals Inc (a)	1,046	19	Maui Land & Pineapple Co Inc (a)	1,144	12
Corbus Pharmaceuticals Holdings Inc (a)	6,675	40	Newmark Group Inc	1,318	20
Corcept Therapeutics Inc (a)	9,504	159	Redfin Corp (a)	1,901	41
Cytokinetics Inc (a)	5,736	48	RMR Group Inc/The	1,021	76
Depomed Inc (a)	9,039	57			$491
Dicerna Pharmaceuticals Inc (a)	59,210	723	REITs - 0.53%
Dova Pharmaceuticals Inc (a)	856	25	Alexander's Inc	294	116
Durect Corp (a)	23,127	47	American Assets Trust Inc	1,543	52
Dyax Corp - Rights (a),(b),(c)	211,240	—	Americold Realty Trust	2,470	51
Eagle Pharmaceuticals Inc/DE (a)	1,104	57	Armada Hoffler Properties Inc	5,881	80
Flexion Therapeutics Inc (a)	4,511	112	CareTrust REIT Inc	9,918	131
G1 Therapeutics Inc (a)	89,519	3,433	City Office REIT Inc	1,265	14
Global Blood Therapeutics Inc (a)	5,342	236	EastGroup Properties Inc	5,202	467
GW Pharmaceuticals PLC ADR(a)	16,924	2,249	First Industrial Realty Trust Inc	5,203	162
Heron Therapeutics Inc (a)	6,391	194	Four Corners Property Trust Inc	4,466	101
Heska Corp (a)	1,008	82	GEO Group Inc/The	2,824	63
			Gramercy Property Trust	2,457	58

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)			Retail (continued)
Industrial Logistics Properties Trust	94,068	$1,931	Sportsman's Warehouse Holdings Inc (a)	5,956	$30
LTC Properties Inc	1,668	60	Tailored Brands Inc	4,341	137
MedEquities Realty Trust Inc	1,574	16	Texas Roadhouse Inc	10,240	656
Monmouth Real Estate Investment Corp	169,306	2,646	Tilly's Inc	135,891	1,523
National Health Investors Inc	3,219	220	Wingstop Inc	3,031	148
National Storage Affiliates Trust	553	15	Winmark Corp	349	46
NexPoint Residential Trust Inc	317	8	Zoe's Kitchen Inc (a)	82,250	1,213
Physicians Realty Trust	10,260	153			$87,539
PotlatchDeltic Corp	9,216	478	Savings & Loans - 1.29%
PS Business Parks Inc	3,121	360	BofI Holding Inc (a)	118,008	4,753
QTS Realty Trust Inc	5,162	183	BSB Bancorp Inc/MA (a)	368	12
Retail Opportunity Investments Corp	1,169	20	Charter Financial Corp/MD	571	13
Rexford Industrial Realty Inc	3,283	100	First Financial Northwest Inc	270	5
Ryman Hospitality Properties Inc	6,700	525	Greene County Bancorp Inc	461	16
Sabra Health Care REIT Inc	3,167	58	Hingham Institution for Savings	99	20
Saul Centers Inc	1,461	70	Meridian Bancorp Inc	1,152	22
Terreno Realty Corp	3,280	122	Meta Financial Group Inc	7,033	781
Universal Health Realty Income Trust	1,789	107	OceanFirst Financial Corp	102,081	2,754
Urban Edge Properties	10,831	223	Pacific Premier Bancorp Inc (a)	161,448	6,418
Washington Real Estate Investment Trust	2,960	85	Southern Missouri Bancorp Inc	163	6
		$8,675	Sterling Bancorp/DE	258,578	6,141
Retail - 5.38%			Waterstone Financial Inc	500	9
American Eagle Outfitters Inc	158,280	3,273	WSFS Financial Corp	849	42
America's Car-Mart Inc/TX (a)	507	27			$20,992
Asbury Automotive Group Inc (a)	3,466	232	Semiconductors - 2.73%
At Home Group Inc (a)	1,352	48	Alpha & Omega Semiconductor Ltd (a)	717	11
Beacon Roofing Supply Inc (a)	7,892	386	Ambarella Inc (a)	1,438	67
Big Lots Inc	7,228	307	Amkor Technology Inc (a)	1,467	12
BJ's Restaurants Inc	2,928	164	Axcelis Technologies Inc (a)	4,561	100
Bloomin' Brands Inc	14,806	350	Brooks Automation Inc	11,778	293
BMC Stock Holdings Inc (a)	364	6	Cabot Microelectronics Corp	4,077	414
Bojangles' Inc (a)	2,665	39	Cavium Inc (a)	219,358	16,454
Brinker International Inc	3,691	161	CEVA Inc (a)	3,205	104
Burlington Stores Inc (a)	27,460	3,730	Cirrus Logic Inc (a)	10,157	370
Carrols Restaurant Group Inc (a)	357,442	3,682	Cohu Inc	1,050	22
Casey's General Stores Inc	59,362	5,734	Diodes Inc (a)	3,586	102
Cheesecake Factory Inc/The	7,003	364	EMCORE Corp (a)	2,562	12
Children's Place Inc/The	21,412	2,731	Entegris Inc	21,236	684
Chuy's Holdings Inc (a)	72,353	2,070	FormFactor Inc (a)	10,536	121
Cracker Barrel Old Country Store Inc	3,003	494	Inphi Corp (a)	4,383	125
Dave & Buster's Entertainment Inc (a)	4,249	181	Integrated Device Technology Inc (a)	13,976	389
Denny's Corp (a)	7,096	124	IPG Photonics Corp (a)	20,766	4,424
Dine Brands Global Inc	1,088	86	Lattice Semiconductor Corp (a)	17,917	97
FirstCash Inc	1,890	164	MaxLinear Inc (a)	6,444	144
Five Below Inc (a)	212,737	15,021	MKS Instruments Inc	28,528	2,921
Floor & Decor Holdings Inc (a)	155,888	8,666	Monolithic Power Systems Inc	87,444	10,240
Foundation Building Materials Inc (a)	1,079	15	Nanometrics Inc (a)	3,020	75
Francesca's Holdings Corp (a)	5,826	29	Pixelworks Inc (a)	5,514	24
Freshpet Inc (a)	521,257	10,321	Power Integrations Inc	3,002	204
GMS Inc (a)	4,748	148	Rambus Inc (a)	8,659	117
Habit Restaurants Inc/The (a)	166,931	1,686	Rudolph Technologies Inc (a)	4,193	106
J. Jill Inc (a)	2,809	14	Semtech Corp (a)	10,483	412
Jack in the Box Inc	36,872	3,308	Silicon Laboratories Inc (a)	61,169	5,683
La-Z-Boy Inc	4,824	139	SMART Global Holdings Inc (a)	953	37
Lithia Motors Inc	2,456	235	Synaptics Inc (a)	5,991	261
Lumber Liquidators Holdings Inc (a)	4,034	97	Ultra Clean Holdings Inc (a)	5,589	98
MarineMax Inc (a)	2,010	43	Xcerra Corp (a)	7,271	88
Nathan's Famous Inc	465	38	Xperi Corp	6,928	152
National Vision Holdings Inc (a)	30,033	1,000			$44,363
Ollie's Bargain Outlet Holdings Inc (a)	195,166	12,140	Software - 10.88%
Papa John's International Inc	2,718	169	2U Inc (a)	132,972	10,703
Party City Holdco Inc (a)	763	12	ACI Worldwide Inc (a)	12,211	284
PetIQ Inc (a)	1,162	26	Acxiom Corp (a)	4,348	113
PetMed Express Inc	2,929	98	Alteryx Inc (a)	3,273	102
Potbelly Corp (a)	1,223	15	Amber Road Inc (a)	3,427	32
PriceSmart Inc	59,752	5,234	American Software Inc/GA	3,014	38
Red Robin Gourmet Burgers Inc (a)	5,484	342	Appfolio Inc (a)	1,508	72
RH (a)	2,096	200	Appian Corp (a)	24,465	663
Rush Enterprises Inc - Class A (a)	1,519	62	Apptio Inc (a)	3,571	105
Rush Enterprises Inc - Class B (a)	568	22	Aspen Technology Inc (a)	203,554	17,862
Ruth's Hospitality Group Inc	4,426	119	Avid Technology Inc (a)	4,175	19
Shake Shack Inc (a)	3,179	151	Blackbaud Inc	195,344	20,503
Sonic Corp	3,207	83	Blackline Inc (a)	241,064	9,980

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Software (continued)				Telecommunications (continued)
Bottomline Technologies de Inc (a)	181,808	$7,185		GCI Liberty Inc (a)	149,257	$6,657
Box Inc (a)	180,517	4,127		GTT Communications Inc (a)	130,235	6,258
Brightcove Inc (a)	5,865	57		IDT Corp - Class B (a)	2,393	13
Broadridge Financial Solutions Inc	117,336	12,580		InterDigital Inc/PA	5,602	417
Castlight Health Inc (a)	10,799	40		LogMeIn Inc	60,200	6,634
Cloudera Inc (a)	205,386	2,927		Loral Space & Communications Inc (a)	1,934	75
CommerceHub Inc - Series A (a)	2,336	53		Oclaro Inc (a)	15,221	120
CommerceHub Inc - Series C (a)	4,360	99		Ooma Inc (a)	2,992	32
CommVault Systems Inc (a)	4,049	283		ORBCOMM Inc (a)	8,924	80
Computer Programs & Systems Inc	1,123	34		Plantronics Inc	5,621	366
Cornerstone OnDemand Inc (a)	5,577	246		Quantenna Communications Inc (a)	3,318	42
Cotiviti Holdings Inc (a)	310,067	10,710		RigNet Inc (a)	2,092	32
Coupa Software Inc (a)	11,698	542		Shenandoah Telecommunications Co	7,239	273
CSG Systems International Inc	5,739	246		Ubiquiti Networks Inc (a)	3,853	275
DocuSign Inc (a)	16,867	652		ViaSat Inc (a)	291	19
Donnelley Financial Solutions Inc (a)	4,372	80		Viavi Solutions Inc (a)	17,787	168
Ebix Inc	2,507	194		Vonage Holdings Corp (a)	1,270,708	14,206
Envestnet Inc (a)	54,915	2,982				$47,443
Everbridge Inc (a)	84,596	3,159		Textiles - 0.00%
Evolent Health Inc (a)	2,575	42		Culp Inc	1,762	52
Fair Isaac Corp (a)	53,145	9,204
Five9 Inc (a)	10,690	314		Toys, Games & Hobbies - 0.00%
Glu Mobile Inc (a)	3,134	14		Funko Inc (a)	1,146	10
Guidewire Software Inc (a)	191,211	16,180
Hortonworks Inc (a)	7,553	128		Transportation - 1.80%
HubSpot Inc (a)	68,604	7,265		Air Transport Services Group Inc (a)	90,667	1,835
Immersion Corp (a)	4,396	48		ArcBest Corp	726	23
InnerWorkings Inc (a)	6,838	69		Atlas Air Worldwide Holdings Inc (a)	48,660	3,085
Inovalon Holdings Inc (a)	9,688	102		Daseke Inc (a)	205,384	1,700
Instructure Inc (a)	50,521	2,049		Forward Air Corp	5,148	278
j2 Global Inc	4,847	385		Heartland Express Inc	6,413	114
LivePerson Inc (a)	8,037	135		Knight-Swift Transportation Holdings Inc	403,095	15,726
Majesco (a)	2,750	14		Matson Inc	2,105	62
Medidata Solutions Inc (a)	88,686	6,329		Radiant Logistics Inc (a)	6,543	23
MicroStrategy Inc (a)	553	70		Saia Inc (a)	93,823	6,197
MINDBODY Inc (a)	4,499	178		Schneider National Inc	7,323	195
MobileIron Inc (a)	9,910	46		Universal Logistics Holdings Inc	1,172	26
Model N Inc (a)	136,770	2,346				$29,264
Monotype Imaging Holdings Inc	3,197	71		Trucking & Leasing - 0.00%
MuleSoft Inc (a)	2,538	113		Willis Lease Finance Corp (a)	248	8
New Relic Inc (a)	100,476	7,022
Omnicell Inc (a)	3,911	169		Water - 0.03%
Paycom Software Inc (a)	7,602	868		American States Water Co	3,613	201
Pegasystems Inc	6,639	405		California Water Service Group	3,130	121
Pivotal Software Inc (a)	109,596	1,977		Global Water Resources Inc	1,571	15
Progress Software Corp	7,473	276		Middlesex Water Co	1,882	78
QAD Inc	1,111	50		York Water Co/The	1,585	51
Quality Systems Inc (a)	5,360	72
RealPage Inc (a)	9,933	531				$466
Rosetta Stone Inc (a)	998	14		TOTAL COMMON STOCKS		$1,521,737
SailPoint Technologies Holding Inc (a)	2,390	58		INVESTMENT COMPANIES - 5.77%	Shares Held	Value (000's)
SendGrid Inc (a)	1,084	31		Money Market Funds - 5.77%
				Principal Government Money Market Fund	93,994,287	93,994
Simulations Plus Inc	2,032	33		1.55%(d),(e)
SPS Commerce Inc (a)	3,728	256
Tabula Rasa HealthCare Inc (a)	62,100	2,545
Take-Two Interactive Software Inc (a)	43,223	4,310		TOTAL INVESTMENT COMPANIES		$93,994
Tintri Inc (a)	3,125	4		PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
Ultimate Software Group Inc/The (a)	26,403	6,335		Holding Companies - Diversified - 0.00%
Upland Software Inc (a)	1,465	40		Steel Partners Holdings LP 6.00%, 2/7/2026	820	$17
Verint Systems Inc (a)	1,059	45
Workiva Inc (a)	3,812	86		TOTAL PREFERRED STOCKS		$17
Zuora Inc (a)	12,766	246		Total Investments		$1,615,748
		$177,147		Other Assets and Liabilities - 0.76%		$12,372
Telecommunications - 2.91%				TOTAL NET ASSETS - 100.00%		$1,628,120
A10 Networks Inc (a)	7,407	45
Acacia Communications Inc (a)	2,460	69
CalAmp Corp (a)	5,090	100		(a) Non-income producing security
Casa Systems Inc (a)	667	16		(b)		The value of these investments was determined using significant
Ciena Corp (a)	436,729	11,246		unobservable inputs.
Clearfield Inc (a)	2,254	27
Consolidated Communications Holdings Inc	5,359	61
Extreme Networks Inc (a)	11,735	126
Finisar Corp (a)	5,506	86

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2018 (unaudited)

(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $3 or 0.00% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.44%
Technology		18.45%
Industrial		16.51%
Consumer, Cyclical		11.66%
Communications		10.28%
Financial		8.54%
Investment Companies		5.77%
Basic Materials		1.97%
Energy		1.55%
Utilities		0.06%
Diversified		0.01%
Other Assets and Liabilities		0.76%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$259,252	$165,258		$93,994
		$—		$259,252	$165,258		$93,994

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $	335		$—			$—	$—
	$335		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2018	Long		1,386	$106,985			$(1,516)
Total							$(1,516)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2018 (unaudited)

COMMON STOCKS - 97.69%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.57%			Banks (continued)
AAR Corp	53,798	$2,329	Simmons First National Corp	130,545	$3,943
Aerojet Rocketdyne Holdings Inc (a)	125,093	3,495	Southside Bancshares Inc	46,055	1,604
Aerovironment Inc (a)	35,387	1,929	Tompkins Financial Corp	20,583	1,599
Cubic Corp	41,718	2,576	TrustCo Bank Corp NY	160,497	1,372
Kaman Corp	46,292	2,807	United Community Banks Inc/GA	122,550	3,913
Moog Inc	53,962	4,423	Walker & Dunlop Inc	46,676	2,666
National Presto Industries Inc	8,354	800	Westamerica Bancorporation	44,253	2,470
Triumph Group Inc	82,737	1,957			$104,701
		$20,316	Beverages - 0.26%
Agriculture - 0.37%			Coca-Cola Bottling Co Consolidated	7,732	1,302
Andersons Inc/The	43,926	1,434	MGP Ingredients Inc	20,958	2,008
Phibro Animal Health Corp	32,630	1,380			$3,310
Universal Corp/VA	41,718	1,963	Biotechnology - 2.00%
		$4,777	Acorda Therapeutics Inc (a)	78,144	1,805
Airlines - 0.91%			AMAG Pharmaceuticals Inc (a)	56,783	1,167
Allegiant Travel Co	20,875	3,345	ANI Pharmaceuticals Inc (a)	14,927	886
Hawaiian Holdings Inc	85,466	3,521	Cambrex Corp (a)	54,713	2,897
SkyWest Inc	86,255	4,908	Emergent BioSolutions Inc (a)	58,428	3,030
		$11,774	Innoviva Inc (a)	115,334	1,672
Apparel - 1.11%			Ligand Pharmaceuticals Inc (a)	35,154	5,444
Crocs Inc (a)	114,651	1,812	Medicines Co/The (a)	107,420	3,232
Oxford Industries Inc	28,038	2,160	Myriad Genetics Inc (a)	116,348	3,292
Perry Ellis International Inc (a)	20,878	542	Spectrum Pharmaceuticals Inc (a)	150,904	2,402
Steven Madden Ltd	88,120	4,252			$25,827
Unifi Inc (a)	28,345	839	Building Materials - 2.33%
Wolverine World Wide Inc	159,920	4,791	AAON Inc	67,249	2,287
		$14,396	American Woodmark Corp (a)	23,615	1,941
Automobile Manufacturers - 0.15%			Apogee Enterprises Inc	47,334	1,946
Wabash National Corp	96,026	1,926	Boise Cascade Co	64,189	2,670
			Gibraltar Industries Inc (a)	52,884	1,859
Automobile Parts & Equipment - 1.13%			Griffon Corp	50,602	1,007
American Axle & Manufacturing Holdings Inc	164,982	2,531	Patrick Industries Inc (a)	40,305	2,293
(a)			PGT Innovations Inc (a)	82,719	1,444
Cooper-Standard Holdings Inc (a)	26,857	3,325	Quanex Building Products Corp	58,415	1,002
Dorman Products Inc (a)	49,763	3,198	Simpson Manufacturing Co Inc	69,208	3,784
Gentherm Inc (a)	61,099	2,065	Trex Co Inc (a)	49,019	5,092
Motorcar Parts of America Inc (a)	31,771	605	Universal Forest Products Inc	101,956	3,250
Standard Motor Products Inc	33,906	1,537	US Concrete Inc (a)	26,078	1,524
Superior Industries International Inc	38,582	507			$30,099
Titan International Inc	82,689	852	Chemicals - 2.74%
		$14,620	A Schulman Inc	49,020	2,103
Banks - 8.09%			Aceto Corp	51,242	129
Ameris Bancorp	63,698	3,293	AdvanSix Inc (a)	50,695	1,816
Banner Corp	54,345	3,119	American Vanguard Corp	43,674	941
Boston Private Financial Holdings Inc	140,357	2,253	Balchem Corp	53,362	4,709
Central Pacific Financial Corp	49,758	1,447	Hawkins Inc	15,855	515
City Holding Co	25,833	1,849	HB Fuller Co	84,162	4,163
Columbia Banking System Inc	121,660	4,892	Ingevity Corp (a)	70,126	5,388
Community Bank System Inc	84,610	4,759	Innophos Holdings Inc	32,548	1,347
Customers Bancorp Inc (a)	49,138	1,416	Innospec Inc	40,559	2,949
CVB Financial Corp	170,647	3,780	Koppers Holdings Inc (a)	34,609	1,516
Fidelity Southern Corp	36,652	833	Kraton Corp (a)	52,791	2,411
First BanCorp/Puerto Rico (a)	302,515	2,184	Quaker Chemical Corp	22,165	3,258
First Commonwealth Financial Corp	162,444	2,459	Rayonier Advanced Materials Inc	86,085	1,842
First Financial Bancorp	162,555	5,031	Stepan Co	32,936	2,316
First Financial Bankshares Inc	112,558	5,577			$35,403
First Midwest Bancorp Inc/IL	171,578	4,171	Coal - 0.23%
Glacier Bancorp Inc	132,211	4,896	Cloud Peak Energy Inc (a)	125,019	399
Great Western Bancorp Inc	97,999	4,032	CONSOL Energy Inc (a)	42,045	1,322
Green Bancorp Inc	40,888	922	SunCoke Energy Inc (a)	107,115	1,231
Hanmi Financial Corp	54,057	1,492			$2,952
HomeStreet Inc (a)	44,794	1,142	Commercial Services - 6.21%
Hope Bancorp Inc	214,412	3,707	ABM Industries Inc	109,186	3,399
Independent Bank Corp/Rockland MA	45,817	3,313	Alarm.com Holdings Inc (a)	41,674	1,683
LegacyTexas Financial Group Inc	70,651	2,902	American Public Education Inc (a)	27,303	1,100
National Bank Holdings Corp	44,936	1,581	AMN Healthcare Services Inc (a)	79,383	5,307
NBT Bancorp Inc	72,611	2,653	ASGN Inc (a)	81,693	6,587
OFG Bancorp	73,201	988	Capella Education Co	19,442	1,784
Old National Bancorp/IN	222,892	3,834	Cardtronics PLC (a)	76,450	2,007
Opus Bank	28,714	810	Career Education Corp (a)	109,372	1,419
S&T Bancorp Inc	58,251	2,486	CorVel Corp (a)	16,039	787
Seacoast Banking Corp of Florida (a)	78,148	2,159	Cross Country Healthcare Inc (a)	60,684	763
ServisFirst Bancshares Inc	75,154	3,154	EVERTEC Inc	100,068	1,826

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Forrester Research Inc	16,468	$655	World Acceptance Corp (a)	10,134	$1,039
FTI Consulting Inc (a)	62,358	3,642			$25,592
Green Dot Corp (a)	76,881	4,675	Electric - 0.71%
HealthEquity Inc (a)	85,903	5,641	Avista Corp	109,315	5,669
Heidrick & Struggles International Inc	31,290	1,178	El Paso Electric Co	67,728	3,458
HMS Holdings Corp (a)	138,070	2,487			$9,127
Insperity Inc	61,497	4,935	Electrical Components & Equipment - 0.99%
Kelly Services Inc	50,716	1,484	Advanced Energy Industries Inc (a)	66,010	3,931
Korn/Ferry International	94,097	5,030	Encore Wire Corp	34,706	1,827
LSC Communications Inc	58,117	1,016	General Cable Corp	84,322	2,500
Matthews International Corp	53,787	2,644	Insteel Industries Inc	30,130	905
Medifast Inc	17,492	1,756	Powell Industries Inc	14,495	435
Monro Inc	54,625	3,056	SPX Corp (a)	71,262	2,255
Navigant Consulting Inc (a)	75,066	1,606	Vicor Corp (a)	27,105	972
Nutrisystem Inc	50,316	1,459			$12,825
Rent-A-Center Inc/TX	88,970	899	Electronics - 3.44%
Resources Connection Inc	49,124	769	Applied Optoelectronics Inc (a)	32,483	1,038
RR Donnelley & Sons Co	116,613	985	Badger Meter Inc	48,495	2,059
Strayer Education Inc	17,661	1,856	Bel Fuse Inc	16,422	318
Team Inc (a)	49,826	844
			Benchmark Electronics Inc	81,167	2,135
Travelport Worldwide Ltd	208,737	3,578	Brady Corp	80,299	2,923
TrueBlue Inc (a)	68,440	1,824	Control4 Corp (a)	33,563	699
Viad Corp	34,018	1,726	CTS Corp	54,863	1,643
		$80,407	Electro Scientific Industries Inc (a)	55,887	1,006
Computers - 2.42%			ESCO Technologies Inc	43,050	2,404
Agilysys Inc (a)	25,630	302	FARO Technologies Inc (a)	27,981	1,413
CACI International Inc (a)	41,023	6,196	II-VI Inc (a)	91,594	3,490
Cray Inc (a)	67,420	1,608	Itron Inc (a)	56,849	3,718
Electronics For Imaging Inc (a)	76,107	2,108	KEMET Corp (a)	82,028	1,412
Engility Holdings Inc (a)	29,401	747	Methode Electronics Inc	61,375	2,449
ExlService Holdings Inc (a)	56,963	3,293	OSI Systems Inc (a)	29,778	1,906
Insight Enterprises Inc (a)	59,691	2,116	Park Electrochemical Corp	31,682	540
Mercury Systems Inc (a)	80,353	2,578	Plexus Corp (a)	56,114	3,077
MTS Systems Corp	29,615	1,504	Rogers Corp (a)	30,508	3,255
Qualys Inc (a)	54,047	4,159	Sanmina Corp (a)	118,673	3,501
Super Micro Computer Inc (a)	63,263	1,120	TTM Technologies Inc (a)	153,425	2,139
Sykes Enterprises Inc (a)	66,452	1,911	Watts Water Technologies Inc	46,124	3,436
TTEC Holdings Inc	23,674	758			$44,561
VASCO Data Security International Inc (a)	50,178	778
Virtusa Corp (a)	45,589	2,195	Energy - Alternate Sources - 0.43%
			FutureFuel Corp	42,259	494
		$31,373	Green Plains Inc	64,280	1,196
Consumer Products - 0.45%			REX American Resources Corp (a)	9,625	720
Central Garden & Pet Co (a)	17,217	646	SolarEdge Technologies Inc (a)	60,182	3,168
Central Garden & Pet Co - A Shares (a)	58,340	2,071
					$5,578
WD-40 Co	23,276	3,070	Engineering & Construction - 1.03%
		$5,787	Aegion Corp (a)	54,360	1,233
Cosmetics & Personal Care - 0.26%			Comfort Systems USA Inc	61,922	2,613
Avon Products Inc (a)	733,526	1,856	Exponent Inc	42,923	3,709
Inter Parfums Inc	28,571	1,463	MYR Group Inc (a)	27,420	823
		$3,319	Orion Group Holdings Inc (a)	46,972	285
Distribution & Wholesale - 0.82%			TopBuild Corp (a)	59,201	4,718
Anixter International Inc (a)	48,247	2,842			$13,381
Core-Mark Holding Co Inc	76,868	1,584	Entertainment - 0.70%
Essendant Inc	62,806	467	Marriott Vacations Worldwide Corp	39,339	4,823
Fossil Group Inc (a)	72,114	1,078	Penn National Gaming Inc (a)	140,487	4,258
G-III Apparel Group Ltd (a)	69,491	2,536			$9,081
ScanSource Inc (a)	42,592	1,461
Veritiv Corp (a)	18,553	706	Environmental Control - 0.50%
			Tetra Tech Inc	93,029	4,503
		$10,674	US Ecology Inc	36,436	1,942
Diversified Financial Services - 1.98%					$6,445
Encore Capital Group Inc (a)	39,543	1,764
Enova International Inc (a)	56,047	1,642	Food - 1.56%
			B&G Foods Inc	110,761	2,520
Financial Engines Inc	105,040	4,690	Calavo Growers Inc	26,283	2,463
Greenhill & Co Inc	42,295	858	Cal-Maine Foods Inc (a)	49,579	2,414
INTL. FCStone Inc (a)	26,053	1,168	Darling Ingredients Inc (a)	274,363	4,703
Investment Technology Group Inc	55,102	1,114	Dean Foods Co	151,853	1,307
Piper Jaffray Cos	23,799	1,667	J&J Snack Foods Corp	24,889	3,420
PRA Group Inc (a)	75,233	2,678
			John B Sanfilippo & Son Inc	14,564	828
Virtus Investment Partners Inc	11,944	1,378	Seneca Foods Corp - Class A (a)	11,250	310
Waddell & Reed Financial Inc	138,488	2,803	SpartanNash Co	60,047	1,092
WageWorks Inc (a)	66,127	2,754	SUPERVALU Inc (a)	63,890	1,119
WisdomTree Investments Inc	192,709	2,037			$20,176

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Forest Products & Paper - 0.49%			Insurance (continued)
Clearwater Paper Corp (a)	27,398	$648	AMERISAFE Inc	32,058	$1,901
Neenah Inc	28,121	2,193	eHealth Inc (a)	27,297	514
PH Glatfelter Co	72,771	1,520	Employers Holdings Inc	54,478	2,228
Schweitzer-Mauduit International Inc	51,254	2,001	HCI Group Inc	13,198	553
		$6,362	Horace Mann Educators Corp	67,927	3,036
Gas - 1.01%			Infinity Property & Casualty Corp	18,215	2,405
Northwest Natural Gas Co	47,891	2,936	James River Group Holdings Ltd	41,551	1,509
South Jersey Industries Inc	139,617	4,314	Maiden Holdings Ltd	113,376	867
Spire Inc	80,525	5,810	Navigators Group Inc/The	37,383	2,112
		$13,060	NMI Holdings Inc (a)	96,185	1,332
Hand & Machine Tools - 0.20%			ProAssurance Corp	88,940	4,207
Franklin Electric Co Inc	64,467	2,643	RLI Corp	64,843	4,103
			Safety Insurance Group Inc	25,349	2,028
Healthcare - Products - 4.25%			Selective Insurance Group Inc	97,805	5,790
Abaxis Inc	37,806	2,517	Stewart Information Services Corp	39,546	1,650
Analogic Corp	20,796	1,728	Third Point Reinsurance Ltd (a)	139,350	1,853
AngioDynamics Inc (a)	61,206	1,186	United Fire Group Inc	35,270	1,774
BioTelemetry Inc (a)	51,477	1,966	United Insurance Holdings Corp	34,182	645
CONMED Corp	41,472	2,697	Universal Insurance Holdings Inc	54,005	1,753
CryoLife Inc (a)	55,365	1,243			$44,781
Cutera Inc (a)	23,078	1,157	Internet - 2.31%
Haemonetics Corp (a)	89,027	6,948	8x8 Inc (a)	153,514	3,109
Inogen Inc (a)	28,812	4,050	Blucora Inc (a)	77,804	2,023
Integer Holdings Corp (a)	47,291	2,596	Cogent Communications Holdings Inc	68,911	3,249
Integra LifeSciences Holdings Corp (a)	105,881	6,526	DHI Group Inc (a)	78,926	110
Invacare Corp	54,685	995	ePlus Inc (a)	23,235	1,855
Lantheus Holdings Inc (a)	49,820	887	FTD Cos Inc (a)	27,990	180
LeMaitre Vascular Inc	25,350	797	HealthStream Inc	42,695	990
Luminex Corp	68,353	1,459	Liquidity Services Inc (a)	43,086	278
Meridian Bioscience Inc	70,471	1,029	New Media Investment Group Inc	98,660	1,636
Merit Medical Systems Inc (a)	83,728	4,061	NIC Inc	110,400	1,639
MiMedx Group Inc (a)	170,153	1,397	Perficient Inc (a)	57,993	1,434
Natus Medical Inc (a)	55,233	1,826	QuinStreet Inc (a)	60,068	675
OraSure Technologies Inc (a)	101,552	1,801	Shutterfly Inc (a)	54,162	4,383
Orthofix International NV (a)	30,266	1,847	Shutterstock Inc (a)	30,674	1,293
Repligen Corp (a)	62,438	2,310	Stamps.com Inc (a)	27,206	6,196
Surmodics Inc (a)	21,981	821	XO Group Inc (a)	40,250	873
Tactile Systems Technology Inc (a)	24,582	856			$29,923
Varex Imaging Corp (a)	62,860	2,262	Iron & Steel - 0.19%
		$54,962	AK Steel Holding Corp (a)	524,341	2,407
Healthcare - Services - 2.44%
Amedisys Inc (a)	47,551	3,142	Leisure Products & Services - 0.86%
Chemed Corp	26,919	8,297	Callaway Golf Co	157,627	2,721
Community Health Systems Inc (a)	190,932	722	Fox Factory Holding Corp (a)	62,645	2,083
Ensign Group Inc/The	80,612	2,247	LCI Industries	41,631	3,968
Kindred Healthcare Inc (a)	152,266	1,355	Nautilus Inc (a)	51,147	744
LHC Group Inc (a)	46,260	3,443	Vista Outdoor Inc (a)	95,483	1,599
Magellan Health Inc (a)	40,515	3,397			$11,115
Providence Service Corp/The (a)	18,617	1,413	Lodging - 0.25%
Quorum Health Corp (a)	47,291	333	Belmond Ltd (a)	139,857	1,496
Select Medical Holdings Corp (a)	178,328	3,219	Marcus Corp/The	32,052	955
Tivity Health Inc (a)	56,991	2,049	Monarch Casino & Resort Inc (a)	18,931	808
US Physical Therapy Inc	20,955	1,912			$3,259
		$31,529	Machinery - Construction & Mining - 0.14%
Home Builders - 1.24%			Astec Industries Inc	31,898	1,772
Cavco Industries Inc (a)	14,150	2,410
Installed Building Products Inc (a)	35,028	2,021	Machinery - Diversified - 1.61%
LGI Homes Inc (a)	29,758	2,059	Alamo Group Inc	15,911	1,742
M/I Homes Inc (a)	46,422	1,415	Albany International Corp	48,305	2,857
MDC Holdings Inc	74,786	2,170	Applied Industrial Technologies Inc	64,420	4,120
Meritage Homes Corp (a)	63,147	2,810	Briggs & Stratton Corp	71,478	1,289
William Lyon Homes (a)	47,946	1,288	Chart Industries Inc (a)	51,506	2,922
Winnebago Industries Inc	47,983	1,819	DXP Enterprises Inc/TX (a)	26,363	957
		$15,992	Lindsay Corp	17,706	1,555
Home Furnishings - 0.55%			SPX FLOW Inc (a)	70,779	3,185
Daktronics Inc	65,190	587	Tennant Co	29,783	2,204
Ethan Allen Interiors Inc	42,105	928			$20,831
iRobot Corp (a)	46,547	2,717	Media - 0.79%
Sleep Number Corp (a)	64,108	1,817	EW Scripps Co/The	91,564	1,019
Universal Electronics Inc (a)	23,829	1,103	Gannett Co Inc	187,929	1,817
		$7,152	Scholastic Corp	45,956	1,903
Insurance - 3.46%			TiVo Corp	204,546	2,895
American Equity Investment Life Holding Co	149,711	4,521

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media (continued)			Pharmaceuticals - 2.31%
World Wrestling Entertainment Inc	66,606	$2,650	Amphastar Pharmaceuticals Inc (a)	58,968	$1,126
		$10,284	Anika Therapeutics Inc (a)	24,476	1,077
Metal Fabrication & Hardware - 0.47%			Corcept Therapeutics Inc (a)	158,754	2,648
CIRCOR International Inc	27,365	1,159	Cytokinetics Inc (a)	84,370	700
Haynes International Inc	20,855	872	Depomed Inc (a)	105,604	663
Mueller Industries Inc	95,882	2,606	Diplomat Pharmacy Inc (a)	80,194	1,748
Olympic Steel Inc	15,204	357	Eagle Pharmaceuticals Inc/DE (a)	13,919	724
TimkenSteel Corp (a)	65,192	1,095	Enanta Pharmaceuticals Inc (a)	23,925	2,226
			Heska Corp (a)	10,860	886
Mining - 0.77%		$6,089	Impax Laboratories Inc (a)	123,154	2,315
Century Aluminum Co (a)	83,136	1,452	Lannett Co Inc (a)	50,428	787
			Momenta Pharmaceuticals Inc (a)	128,021	2,663
Kaiser Aluminum Corp	27,913	2,751	Neogen Corp (a)	85,820	5,849
Materion Corp	33,506	1,701
US Silica Holdings Inc	134,154	4,039	Owens & Minor Inc	102,466	1,665
			Progenics Pharmaceuticals Inc (a)	117,047	762
		$9,943	Supernus Pharmaceuticals Inc (a)	85,843	4,026
Miscellaneous Manufacturers - 3.58%
Actuant Corp	99,954	2,354			$29,865
Axon Enterprise Inc (a)	88,338	3,708	Real Estate - 0.35%
AZZ Inc	43,243	1,926	Community Healthcare Trust Inc	28,768	734
Barnes Group Inc	81,577	4,530	HFF Inc	61,282	2,153
EnPro Industries Inc	35,967	2,703	RE/MAX Holdings Inc	29,477	1,596
Fabrinet (a)	62,145	1,753			$4,483
Federal Signal Corp	99,941	2,165	REITs - 6.11%
Harsco Corp (a)	134,011	2,741	Acadia Realty Trust	139,476	3,292
Hillenbrand Inc	104,985	4,866	Agree Realty Corp	51,625	2,523
John Bean Technologies Corp	52,597	5,667	American Assets Trust Inc	69,060	2,318
LSB Industries Inc (a)	33,826	187	Apollo Commercial Real Estate Finance Inc	183,920	3,314
Lydall Inc (a)	28,907	1,289	Armada Hoffler Properties Inc	75,122	1,019
Myers Industries Inc	36,503	851	ARMOUR Residential REIT Inc	69,741	1,578
Proto Labs Inc (a)	41,671	4,965	Capstead Mortgage Corp	155,825	1,371
Raven Industries Inc	59,557	2,180	CareTrust REIT Inc	126,822	1,675
Standex International Corp	21,368	2,072	CBL & Associates Properties Inc	287,570	1,202
Sturm Ruger & Co Inc	29,029	1,604	Cedar Realty Trust Inc	131,259	511
Tredegar Corp	42,344	745	Chatham Lodging Trust	76,402	1,456
		$46,306	Chesapeake Lodging Trust	100,101	2,957
Office Furnishings - 0.17%			DiamondRock Hospitality Co	334,032	3,691
Interface Inc	98,837	2,174	Easterly Government Properties Inc	74,903	1,544
			EastGroup Properties Inc	57,864	5,195
Oil & Gas - 1.73%			Four Corners Property Trust Inc	101,930	2,310
Carrizo Oil & Gas Inc (a)	128,874	2,586	Franklin Street Properties Corp	178,612	1,390
Denbury Resources Inc (a)	669,472	2,203	Getty Realty Corp	54,900	1,375
HighPoint Resources Corp (a)	163,587	1,130	Global Net Lease Inc	112,160	2,087
Noble Corp PLC (a)	411,052	1,920	Government Properties Income Trust	165,145	2,063
Par Pacific Holdings Inc (a)	41,959	708	Hersha Hospitality Trust	62,355	1,171
PDC Energy Inc (a)	109,735	5,875	Independence Realty Trust Inc	141,520	1,330
Ring Energy Inc (a)	90,528	1,514	Invesco Mortgage Capital Inc	185,851	3,016
SRC Energy Inc (a)	402,740	4,446	Kite Realty Group Trust	139,241	2,050
Unit Corp (a)	88,384	2,005	Lexington Realty Trust	360,719	2,900
		$22,387	LTC Properties Inc	66,009	2,386
Oil & Gas Services - 1.91%			National Storage Affiliates Trust	83,758	2,205
Archrock Inc	214,159	2,313	New York Mortgage Trust Inc	186,406	1,130
Bristow Group Inc	53,624	861	Pennsylvania Real Estate Investment Trust	117,217	1,135
C&J Energy Services Inc (a)	106,165	3,170	PennyMac Mortgage Investment Trust	101,052	1,778
CARBO Ceramics Inc (a)	36,614	324	PS Business Parks Inc	33,140	3,820
Era Group Inc (a)	33,658	355	Ramco-Gershenson Properties Trust	132,215	1,580
Exterran Corp (a)	53,063	1,554	Retail Opportunity Investments Corp	187,256	3,221
Flotek Industries Inc (a)	94,536	338	Saul Centers Inc	20,154	964
Geospace Technologies Corp (a)	22,592	238	Summit Hotel Properties Inc	173,615	2,514
Gulf Island Fabrication Inc	22,582	226	Universal Health Realty Income Trust	21,047	1,261
Helix Energy Solutions Group Inc (a)	231,855	1,790	Urstadt Biddle Properties Inc	49,673	987
Matrix Service Co (a)	44,668	688	Washington Prime Group Inc	309,060	2,000
McDermott International Inc (a)	473,070	3,122	Whitestone REIT	65,331	709
Newpark Resources Inc (a)	148,610	1,560			$79,028
Oil States International Inc (a)	99,966	3,594	Retail - 6.22%
Pioneer Energy Services Corp (a)	129,582	447	Abercrombie & Fitch Co	113,293	2,903
ProPetro Holding Corp (a)	96,848	1,772	Asbury Automotive Group Inc (a)	30,887	2,071
SEACOR Holdings Inc (a)	27,962	1,533	Ascena Retail Group Inc (a)	284,091	631
TETRA Technologies Inc (a)	209,092	822	Barnes & Noble Education Inc (a)	62,515	449
		$24,707	Barnes & Noble Inc	94,567	525
Packaging & Containers - 0.50%			Big 5 Sporting Goods Corp	33,307	280
KapStone Paper and Packaging Corp	145,985	5,025	BJ's Restaurants Inc	29,714	1,660
Multi-Color Corp	23,152	1,503	Buckle Inc/The	47,185	1,088
		$6,528	Caleres Inc	71,590	2,343

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Semiconductors (continued)
Cato Corp/The	38,771	$628	Semtech Corp (a)	110,531	$4,344
Chico's FAS Inc	212,883	2,114	Ultra Clean Holdings Inc (a)	64,018	1,121
Children's Place Inc/The	27,434	3,499	Veeco Instruments Inc (a)	80,455	1,243
Chuy's Holdings Inc (a)	28,174	806	Xperi Corp	82,106	1,806
Dave & Buster's Entertainment Inc (a)	67,783	2,880			$37,148
Dine Brands Global Inc	29,979	2,379	Software - 2.17%
DSW Inc	120,370	2,684	Bottomline Technologies de Inc (a)	57,969	2,291
El Pollo Loco Holdings Inc (a)	36,054	361	Computer Programs & Systems Inc	18,565	554
Express Inc (a)	131,259	1,029	CSG Systems International Inc	55,699	2,383
EZCORP Inc (a)	85,773	1,175	Digi International Inc (a)	45,022	518
Fiesta Restaurant Group Inc (a)	45,080	947	Donnelley Financial Solutions Inc (a)	56,375	1,037
Finish Line Inc/The	67,170	911	Ebix Inc	36,715	2,846
FirstCash Inc	77,546	6,723	LivePerson Inc (a)	91,217	1,533
Francesca's Holdings Corp (a)	60,265	298	ManTech International Corp/VA	43,375	2,563
Fred's Inc	59,855	143	MicroStrategy Inc (a)	15,677	1,998
Genesco Inc (a)	33,169	1,418	Monotype Imaging Holdings Inc	69,227	1,533
Group 1 Automotive Inc	32,743	2,140	Omnicell Inc (a)	64,599	2,784
Guess? Inc	98,671	2,298	PDF Solutions Inc (a)	45,764	510
Haverty Furniture Cos Inc	32,360	587	Progress Software Corp	77,267	2,854
Hibbett Sports Inc (a)	31,797	865	Quality Systems Inc (a)	78,533	1,055
JC Penney Co Inc (a)	519,695	1,512	SPS Commerce Inc (a)	28,734	1,970
Kirkland's Inc (a)	26,640	282	Synchronoss Technologies Inc (a)	72,812	816
La-Z-Boy Inc	78,399	2,258	Tabula Rasa HealthCare Inc (a)	21,673	888
Lithia Motors Inc	40,014	3,836			$28,133
Lumber Liquidators Holdings Inc (a)	47,455	1,142	Storage & Warehousing - 0.24%
MarineMax Inc (a)	36,768	794	Mobile Mini Inc	73,907	3,104
Movado Group Inc	25,789	1,017
Ollie's Bargain Outlet Holdings Inc (a)	82,160	5,110	Telecommunications - 2.17%
PetMed Express Inc	34,314	1,148	ADTRAN Inc	80,659	1,182
Red Robin Gourmet Burgers Inc (a)	21,583	1,346	ATN International Inc	18,155	962
Regis Corp (a)	58,335	911	CalAmp Corp (a)	59,340	1,172
RH (a)	31,591	3,015	Cincinnati Bell Inc (a)	70,615	1,070
Ruth's Hospitality Group Inc	48,452	1,301	Comtech Telecommunications Corp	39,324	1,203
Shake Shack Inc (a)	31,572	1,503	Consolidated Communications Holdings Inc	107,280	1,212
Shoe Carnival Inc	18,918	461	Extreme Networks Inc (a)	191,998	2,054
Sonic Automotive Inc	39,983	792	Finisar Corp (a)	189,927	2,959
Sonic Corp	64,060	1,660	Frontier Communications Corp	130,603	1,084
Tailored Brands Inc	82,022	2,588	Harmonic Inc (a)	137,509	502
Tile Shop Holdings Inc	57,339	393	Iridium Communications Inc (a)	139,050	1,655
Vera Bradley Inc (a)	31,324	356	NETGEAR Inc (a)	52,270	2,891
Vitamin Shoppe Inc (a)	40,314	200	Oclaro Inc (a)	282,222	2,235
Wingstop Inc	48,462	2,368	Spok Holdings Inc	33,343	497
Zumiez Inc (a)	30,281	709	Viavi Solutions Inc (a)	376,318	3,556
		$80,537	Vonage Holdings Corp (a)	346,614	3,875
Savings & Loans - 1.56%					$28,109
Banc of California Inc	70,928	1,362	Textiles - 0.32%
BofI Holding Inc (a)	91,611	3,690	UniFirst Corp/MA	25,776	4,140
Brookline Bancorp Inc	127,969	2,124
Dime Community Bancshares Inc	51,109	1,009	Transportation - 1.40%
Meta Financial Group Inc	15,134	1,682	ArcBest Corp	42,712	1,371
Northfield Bancorp Inc	77,630	1,230	Atlas Air Worldwide Holdings Inc (a)	42,367	2,686
Northwest Bancshares Inc	170,932	2,838	Echo Global Logistics Inc (a)	43,880	1,198
Oritani Financial Corp	65,582	1,003	Forward Air Corp	49,279	2,661
Pacific Premier Bancorp Inc (a)	64,669	2,571	Heartland Express Inc	83,263	1,485
Provident Financial Services Inc	101,319	2,646	Hub Group Inc (a)	56,164	2,468
		$20,155	Marten Transport Ltd	64,429	1,256
Semiconductors - 2.87%			Matson Inc	70,704	2,067
Axcelis Technologies Inc (a)	53,382	1,175	Roadrunner Transportation Systems Inc (a)	52,349	112
Brooks Automation Inc	117,314	2,919	Saia Inc (a)	42,767	2,825
Cabot Microelectronics Corp	42,657	4,328			$18,129
CEVA Inc (a)	37,010	1,207	Trucking & Leasing - 0.16%
Cohu Inc	47,539	1,017	Greenbrier Cos Inc/The	47,807	2,096
Diodes Inc (a)	63,844	1,823
DSP Group Inc (a)	37,183	444	Water - 0.50%
FormFactor Inc (a)	120,815	1,386	American States Water Co	61,157	3,408
Kopin Corp (a)	101,645	337	California Water Service Group	79,910	3,096
Kulicke & Soffa Industries Inc (a)	117,617	2,692
MaxLinear Inc (a)	101,495	2,266			$6,504
Nanometrics Inc (a)	39,580	982	TOTAL COMMON STOCKS		$1,264,064
Photronics Inc (a)	115,547	884	INVESTMENT COMPANIES - 2.46%	Shares Held	Value (000's)
			Exchange Traded Funds - 0.08%
Power Integrations Inc	49,695	3,369
Rambus Inc (a)	182,972	2,470	iShares Core S&P Small-Cap ETF	14,044	1,093
Rudolph Technologies Inc (a)	52,648	1,335

See accompanying notes.

		Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2018 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value (000's)
Money Market Funds - 2.38%
Principal Government Money Market Fund	30,761,354	$30,761
1.55%(b),(c)

TOTAL INVESTMENT COMPANIES		$31,854
Total Investments		$1,295,918
Other Assets and Liabilities - (0.15)%		$(1,900)
TOTAL NET ASSETS - 100.00%		$1,294,018

(a) Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		21.55%
Consumer, Non-cyclical		20.11%
Industrial		17.92%
Consumer, Cyclical		14.67%
Technology		7.46%
Communications		5.27%
Energy		4.30%
Basic Materials		4.19%
Investment Companies		2.46%
Utilities		2.22%
Other Assets and Liabilities		(0.15)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$125,110	$94,349		$30,761
		$—		$125,110	$94,349		$30,761

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$113		$—			$—	$—
	$113		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2018	Long		378	$29,178			$(358)
Total							$(358)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS - 94.44%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.01%			Automobile Parts & Equipment (continued)
Clear Channel Outdoor Holdings Inc	5,548	$27	Strattec Security Corp	4,078	$133
EVINE Live Inc (a)	5,584	6	Superior Industries International Inc	22,202	292
Harte-Hanks Inc (a)	2,020	18	Titan International Inc	48,498	500
MDC Partners Inc (a)	6,281	47	Tower International Inc	2,892	85
		$98			$11,034
Aerospace & Defense - 1.81%			Banks - 13.28%
AAR Corp	153,537	6,648	1st Constitution Bancorp	1,457	31
Aerovironment Inc (a)	6,255	341	1st Source Corp	22,198	1,154
Arotech Corp (a)	18,086	58	Access National Corp	10,667	297
CPI Aerostructures Inc (a)	11,371	109	ACNB Corp	1,111	33
Cubic Corp	13,077	808	Allegiance Bancshares Inc (a)	488	20
Curtiss-Wright Corp	24,396	3,123	American National Bankshares Inc	2,542	97
Ducommun Inc (a)	9,395	273	American River Bankshares	6,194	96
Esterline Technologies Corp (a)	26,530	1,906	Ameris Bancorp	1,957	101
Kaman Corp	3,965	240	AmeriServ Financial Inc	24,724	101
KLX Inc (a)	33,116	2,591	Ames National Corp	1,347	37
Kratos Defense & Security Solutions Inc (a)	5,563	56	Arrow Financial Corp	5,377	190
Moog Inc	53,909	4,419	Associated Banc-Corp	107,061	2,832
National Presto Industries Inc	1,302	125	Atlantic Capital Bancshares Inc (a)	7,497	144
SIFCO Industries Inc (a)	610	3	BancFirst Corp	3,206	183
Triumph Group Inc	11,589	274	Bancorp Inc/The (a)	30,240	313
		$20,974	BancorpSouth Bank	26,821	886
Agriculture - 0.29%			Bank of Commerce Holdings	3,930	44
Alico Inc	517	17	Bank of Florida Corp (a),(b),(c)	6,269	—
Alliance One International Inc (a)	14,016	293	Bank of Marin Bancorp	991	72
Andersons Inc/The	27,068	884	Bank of NT Butterfield & Son Ltd/The	4,023	191
Limoneira Co	1,235	29	Bankwell Financial Group Inc	845	27
Phibro Animal Health Corp	3,851	163	Banner Corp	23,373	1,341
Tejon Ranch Co (a)	4,752	115	Bar Harbor Bankshares	6,418	188
Universal Corp/VA	23,228	1,092	BCB Bancorp Inc	9,036	140
Vector Group Ltd	37,259	727	Blue Hills Bancorp Inc	14,514	295
		$3,320	Boston Private Financial Holdings Inc	59,353	952
Airlines - 0.38%			Bryn Mawr Bank Corp	5,421	242
Hawaiian Holdings Inc	503	21	Byline Bancorp Inc (a)	2,312	49
SkyWest Inc	55,909	3,181	C&F Financial Corp	541	31
Spirit Airlines Inc (a)	32,187	1,150	Cadence BanCorp	5,746	168
		$4,352	Camden National Corp	2,566	114
Apparel - 0.81%			Capital City Bank Group Inc	14,637	327
Carter's Inc	43,600	4,374	Carolina Financial Corp	3,603	141
Columbia Sportswear Co	5,852	486	Cathay General Bancorp	37,845	1,514
Crocs Inc (a)	16,334	258	CBTX Inc	561	16
Deckers Outdoor Corp (a)	23,278	2,171	CenterState Bank Corp	13,548	392
Delta Apparel Inc (a)	8,089	146	Central Pacific Financial Corp	16,728	486
Iconix Brand Group Inc (a)	11,787	10	Central Valley Community Bancorp	2,490	51
Lakeland Industries Inc (a)	10,163	132	Century Bancorp Inc/MA	1,095	87
Oxford Industries Inc	1,859	143	Chemical Financial Corp	219,097	12,026
Perry Ellis International Inc (a)	18,477	479	Chemung Financial Corp	568	27
Rocky Brands Inc	8,535	204	Citizens & Northern Corp	3,297	80
Sequential Brands Group Inc (a)	11,212	22	Citizens First Corp	300	8
Superior Uniform Group Inc	6,383	171	City Holding Co	2,688	192
Unifi Inc (a)	19,064	564	Civista Bancshares Inc	2,298	53
Weyco Group Inc	2,992	110	CNB Financial Corp/PA	2,733	77
Wolverine World Wide Inc	3,684	110	CoBiz Financial Inc	3,674	74
		$9,380	Codorus Valley Bancorp Inc	2,035	60
Automobile Manufacturers - 0.36%			Colony Bankcorp Inc	706	11
Blue Bird Corp (a)	972	23	Columbia Banking System Inc	17,527	705
Navistar International Corp (a)	4,964	173	Community Bank System Inc	6,663	374
REV Group Inc	197,275	3,561	Community Financial Corp/The	656	24
Wabash National Corp	18,774	376	Community Trust Bancorp Inc	3,319	160
		$4,133	Community West Bancshares	1,308	15
			ConnectOne Bancorp Inc	17,031	450
Automobile Parts & Equipment - 0.95%			County Bancorp Inc	817	23
American Axle & Manufacturing Holdings Inc	125,425	1,924	Customers Bancorp Inc (a)	56,892	1,639
(a)
			CVB Financial Corp	14,467	321
Cooper Tire & Rubber Co	23,851	583
Cooper-Standard HoldingsInc (a)	31,226	3,865	DNB Financial Corp	607	21
			Eagle Bancorp Inc (a)	12,691	745
Dana Inc	19,672	467	Enterprise Bancorp Inc/MA	1,422	51
Gentherm Inc (a)	816	28
Meritor Inc (a)	38,971	759	Enterprise Financial Services Corp	29,729	1,512
			Equity Bancshares Inc (a)	1,110	42
Miller Industries Inc/TN	15,606	386	Evans Bancorp Inc	798	36
Modine Manufacturing Co (a)	37,172	640
Motorcar Parts of America Inc (a)	7,868	150	Farmers & Merchants Bancorp Inc/Archbold	1,338	59
			OH
Spartan Motors Inc	31,772	567	Farmers Capital Bank Corp	6,127	307
Standard Motor Products Inc	14,445	655	Farmers National Banc Corp	3,913	58

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
FB Financial Corp	1,061	$42		National Bankshares Inc	1,019	$47
FCB Financial Holdings Inc (a)	10,925	632		National Commerce Corp (a)	1,030	45
Fidelity Southern Corp	5,397	123		NBT Bancorp Inc	13,082	478
Financial Institutions Inc	13,424	417		Nicolet Bankshares Inc (a)	1,281	71
First Bancorp Inc/ME	1,547	43		Northeast Bancorp	2,608	51
First BanCorp/Puerto Rico (a)	389,064	2,809		Northrim BanCorp Inc	9,727	342
First Bancorp/Southern Pines NC	5,193	198		Norwood Financial Corp	970	29
First Bancshares Inc/The	1,581	51		OFG Bancorp	81,588	1,102
First Busey Corp	18,461	547		Ohio Valley Banc Corp	681	31
First Business Financial Services Inc	7,185	187		Old Line Bancshares Inc	1,119	38
First Citizens BancShares Inc/NC	1,471	636		Old National Bancorp/IN	104,178	1,792
First Commonwealth Financial Corp	74,002	1,121		Old Point Financial Corp	581	15
First Community Bancshares Inc/VA	19,350	600		Old Second Bancorp Inc	14,146	202
First Connecticut Bancorp Inc/Farmington CT	7,856	189		Opus Bank	28,288	797
First Financial Bancorp	439,140	13,592		Orrstown Financial Services Inc	1,257	33
First Financial Bankshares Inc	2,313	115		Pacific Mercantile Bancorp (a)	2,568	24
First Financial Corp/IN	8,244	352		Park National Corp	1,414	153
First Foundation Inc (a)	2,840	51		Parke Bancorp Inc	1,102	26
First Guaranty Bancshares Inc	835	22		Patriot National Bancorp Inc	212	4
First Internet Bancorp	5,937	204		PCSB Financial Corp	2,641	54
First Interstate BancSystem Inc	11,387	462		Peapack Gladstone Financial Corp	5,594	185
First Merchants Corp	281,911	12,145		Penns Woods Bancorp Inc	723	31
First Mid-Illinois Bancshares Inc	1,818	67		Peoples Bancorp Inc/OH	15,510	556
First Midwest Bancorp Inc/IL	48,728	1,185		Peoples Bancorp of North Carolina Inc	2,721	84
First Northwest Bancorp (a)	2,419	39		Peoples Financial Services Corp	996	47
First United Corp	1,675	32		People's Utah Bancorp	1,842	59
FNB Bancorp/CA	882	32		Popular Inc	23,348	1,081
FNB Corp/PA	15,714	204		Preferred Bank/Los Angeles CA	1,430	91
Franklin Financial Network Inc (a)	1,240	42		Premier Financial Bancorp Inc	12,552	247
Fulton Financial Corp	165,278	2,793		Prosperity Bancshares Inc	40,883	2,934
German American Bancorp Inc	6,220	210		Provident Bancorp Inc (a)	688	16
Glacier Bancorp Inc	7,624	282		QCR Holdings Inc	1,752	79
Great Southern Bancorp Inc	1,846	97		RBB Bancorp	1,245	34
Great Western Bancorp Inc	20,014	824		Reliant Bancorp Inc	1,051	24
Green Bancorp Inc	2,914	66		Renasant Corp	29,450	1,333
Guaranty Bancorp	2,849	81		Republic Bancorp Inc/KY	11,486	485
Guaranty Federal Bancshares Inc	541	13		S&T Bancorp Inc	27,113	1,158
Hancock Holding Co	41,120	2,009		Sandy Spring Bancorp Inc	28,740	1,139
Hanmi Financial Corp	6,393	177		SB Financial Group Inc	2,685	51
HarborOne Bancorp Inc (a)	999	18		Seacoast Banking Corp of Florida (a)	20,044	554
Hawthorn Bancshares Inc	1,820	40		Shore Bancshares Inc	4,632	84
Heartland Financial USA Inc	4,082	219		Sierra Bancorp	19,202	534
Heritage Commerce Corp	4,880	80		Simmons First National Corp	32,882	993
Heritage Financial Corp/WA	11,766	350		SmartFinancial Inc (a)	1,270	30
Hilltop Holdings Inc	59,567	1,335		South State Corp	9,379	812
Home BancShares Inc/AR	3,166	74		Southern First Bancshares Inc (a)	992	45
HomeStreet Inc (a)	33,056	843		Southern National Bancorp of Virginia Inc	11,501	187
Hope Bancorp Inc	58,348	1,009		Southside Bancshares Inc	2,929	102
Horizon Bancorp/IN	3,233	93		State Bank Financial Corp	9,710	306
Howard Bancorp Inc (a)	1,049	20		Sterling Bancorp Inc/MI	2,455	31
IBERIABANK Corp	27,713	2,077		Stock Yards Bancorp Inc	2,308	86
Independent Bank Corp/MI	12,761	305		Summit Financial Group Inc	1,641	41
Independent Bank Corp/Rockland MA	2,879	208		Summit State Bank	1,005	15
Independent Bank Group Inc	3,175	227		Sussex Bancorp	815	25
International Bancshares Corp	63,546	2,529		TCF Financial Corp	73,540	1,826
Investar Holding Corp	791	20		Texas Capital Bancshares Inc (a)	1,459	144
Kearny Financial Corp/MD	100,896	1,418		TierOne Corp (a),(b),(c)	2,447	—
Lakeland Bancorp Inc	14,817	288		Tompkins Financial Corp	2,391	186
Lakeland Financial Corp	124,636	5,923		Towne Bank/Portsmouth VA	14,596	436
LCNB Corp	1,555	29		TriCo Bancshares	6,271	235
LegacyTexas Financial Group Inc	15,401	633		TriState Capital Holdings Inc (a)	8,752	219
Luther Burbank Corp	2,129	27		Triumph Bancorp Inc (a)	3,471	135
Macatawa Bank Corp	4,030	43		TrustCo Bank Corp NY	17,719	151
MB Financial Inc	49,835	2,124		Trustmark Corp	40,824	1,278
MBT Financial Corp	16,404	167		Two River Bancorp	1,377	23
Mercantile Bank Corp	11,703	413		UMB Financial Corp	4,892	375
Merchants Bancorp/IN	1,207	26		Umpqua Holdings Corp	40,499	954
Metropolitan Bank Holding Corp (a)	548	26		Union Bankshares Corp	322,358	12,188
Middlefield Banc Corp	500	26		Union Bankshares Inc/Morrisville VT	156	8
Midland States Bancorp Inc	2,025	64		United Bancshares Inc/OH	900	20
MidSouth Bancorp Inc	12,967	181		United Bankshares Inc/WV	34,962	1,187
MidWestOne Financial Group Inc	7,710	248		United Community Banks Inc/GA	303,633	9,695
National Bank Holdings Corp	20,946	737		United Security Bancshares/Fresno CA	4,298	48
				Unity Bancorp Inc	1,520	33

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks (continued)				Biotechnology (continued)
Univest Corp of Pennsylvania	12,824	$369		REGENXBIO Inc (a)	5,510	$205
Valley National Bancorp	144,065	1,808		resTORbio Inc (a)	429	4
Veritex Holdings Inc (a)	1,640	47		Retrophin Inc (a)	10,259	258
Walker & Dunlop Inc	1,578	90		RTI Surgical Inc (a)	44,519	196
Washington Trust Bancorp Inc	8,388	465		Solid Biosciences Inc (a)	319	5
WesBanco Inc	44,371	1,944		Spectrum Pharmaceuticals Inc (a)	14,746	235
West Bancorporation Inc	1,866	45		Stemline Therapeutics Inc (a)	2,947	51
Westamerica Bancorporation	2,708	151		Syndax Pharmaceuticals Inc (a)	108	1
Western New England Bancorp Inc	26,157	282		Tocagen Inc (a)	145	1
Wintrust Financial Corp	37,451	3,350				$7,849
		$153,549		Building Materials - 1.96%
Beverages - 0.00%				American Woodmark Corp (a)	49,375	4,059
MGP Ingredients Inc	165	16		Armstrong Flooring Inc (a)	22,717	280
				Boise Cascade Co	20,885	869
Biotechnology - 0.68%				Broadwind Energy Inc (a)	16,192	43
Abeona Therapeutics Inc (a)	3,806	66		Caesarstone Ltd	1,277	23
Acceleron Pharma Inc (a)	879	31		Continental Materials Corp (a)	657	12
Achillion Pharmaceuticals Inc (a)	18,346	69		Cree Inc (a)	72,055	2,690
Acorda Therapeutics Inc (a)	23,045	532		Gibraltar Industries Inc (a)	18,367	646
Advaxis Inc (a)	489	1		Griffon Corp	37,578	748
Agenus Inc (a)	1,590	5		Louisiana-Pacific Corp	26,677	756
Aileron Therapeutics Inc (a)	175	1		LSI Industries Inc	24,853	153
Alder Biopharmaceuticals Inc (a)	7,800	111		Masonite International Corp (a)	87,625	5,319
Allena Pharmaceuticals Inc (a)	189	3		Quanex Building Products Corp	23,836	408
AMAG Pharmaceuticals Inc (a)	20,990	432		Simpson Manufacturing Co Inc	9,005	492
Applied Genetic Technologies Corp/DE (a)	20,578	94		Summit Materials Inc (a)	174,818	4,919
Ardelyx Inc (a)	4,394	21		Universal Forest Products Inc	40,635	1,295
ARMO BioSciences Inc (a)	240	6				$22,712
Arsanis Inc (a)	163	3		Chemicals - 1.59%
Atara Biotherapeutics Inc (a)	4,455	180		Aceto Corp	31,577	80
Athersys Inc (a)	735	1		AdvanSix Inc (a)	11,550	414
Audentes Therapeutics Inc (a)	1,479	55		AgroFresh Solutions Inc (a)	25,136	174
Bellicum Pharmaceuticals Inc (a)	1,108	7		American Vanguard Corp	50,775	1,095
BioCryst Pharmaceuticals Inc (a)	2,030	10		Codexis Inc (a)	543	6
Biohaven Pharmaceutical Holding Co Ltd (a)	476	14		CSW Industrials Inc (a)	6,435	279
BioTime Inc (a)	11,709	25		GCP Applied Technologies Inc (a)	7,618	218
Bluebird Bio Inc (a)	8,674	1,475		Hawkins Inc	2,045	67
Calyxt Inc (a)	279	5		HB Fuller Co	1,337	66
Celcuity Inc (a)	99	2		Innophos Holdings Inc	8,503	352
Celldex Therapeutics Inc (a)	17,781	13		Innospec Inc	10,586	770
Corvus Pharmaceuticals Inc (a)	1,108	11		Intrepid Potash Inc (a)	44,222	200
Cue Biopharma Inc (a)	313	3		Kraton Corp (a)	25,855	1,180
Deciphera Pharmaceuticals Inc (a)	288	6		Landec Corp (a)	24,178	321
Denali Therapeutics Inc (a)	564	10		Minerals Technologies Inc	82,803	5,717
Dynavax Technologies Corp (a)	16,410	278		Oil-Dri Corp of America	744	29
Editas Medicine Inc (a)	1,428	45		OMNOVA Solutions Inc (a)	2,404	26
Emergent BioSolutions Inc (a)	10,124	524		Platform Specialty Products Corp (a)	111,813	1,126
Enzo Biochem Inc (a)	781	5		PQ Group Holdings Inc (a)	2,801	39
Epizyme Inc (a)	1,750	22		Rayonier Advanced Materials Inc	3,767	81
Fate Therapeutics Inc (a)	4,922	50		Sensient Technologies Corp	2,211	147
Five Prime Therapeutics Inc (a)	20,943	351		Stepan Co	3,582	252
Genocea Biosciences Inc (a)	722	1		Tronox Ltd	42,454	729
Harvard Bioscience Inc (a)	7,272	42		Valhi Inc	4,409	37
Idera Pharmaceuticals Inc (a)	1,268	2		Venator Materials PLC (a)	279,450	5,033
Immunomedics Inc (a)	8,557	156				$18,438
Insmed Inc (a)	14,478	352		Coal - 0.30%
Intellia Therapeutics Inc (a)	2,254	45		Arch Coal Inc	5,136	415
Iovance Biotherapeutics Inc (a)	9,286	135		Cloud Peak Energy Inc (a)	87,419	279
Karyopharm Therapeutics Inc (a)	3,767	49		CONSOL Energy Inc (a)	8,976	282
MacroGenics Inc (a)	8,251	190		Hallador Energy Co	27,012	177
Medicines Co/The (a)	565	17		NACCO Industries Inc	5,014	185
Menlo Therapeutics Inc (a)	272	2		Peabody Energy Corp	39,233	1,446
Merrimack Pharmaceuticals Inc	550	5		SunCoke Energy Inc (a)	51,830	595
Myriad Genetics Inc (a)	25,817	731		Warrior Met Coal Inc	5,555	129
NantKwest Inc (a)	4,019	16				$3,508
Novavax Inc (a)	25,971	41		Commercial Services - 5.54%
Novelion Therapeutics Inc (a)	1,991	9		Aaron's Inc	87,544	3,657
Nymox Pharmaceutical Corp (a)	2,630	11		ABM Industries Inc	190,342	5,926
Otonomy Inc (a)	3,709	14		Acacia Research Corp (a)	19,678	72
PDL BioPharma Inc (a)	179,823	525		Adtalem Global Education Inc (a)	52,204	2,485
Pfenex Inc (a)	7,220	40		American Public Education Inc (a)	25,128	1,012
Prothena Corp PLC (a)	1,137	14		AMN Healthcare Services Inc (a)	76,125	5,089
PTC Therapeutics Inc (a)	1,032	29		ARC Document Solutions Inc (a)	7,257	16

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)				Computers (continued)
Ascent Capital Group Inc (a)	13,483	$47		NetScout Systems Inc (a)	51,972	$1,411
AstroNova Inc	9,156	163		PAR Technology Corp (a)	6,351	91
Avalon Holdings Corp (a)	3,917	8		PlayAGS Inc (a)	503	11
Booz Allen Hamilton Holding Corp	195,625	7,753		Presidio Inc (a)	308,535	4,726
Bridgepoint Education Inc (a)	10,957	64		Quantum Corp (a)	3,397	13
Brink's Co/The	128,450	9,480		SecureWorks Corp (a)	2,181	24
CAI International Inc (a)	36,926	830		Stratasys Ltd (a)	36,528	701
Cambium Learning Group Inc (a)	1,908	19		Super Micro Computer Inc (a)	35,906	635
Capella Education Co	525	48		Sykes Enterprises Inc (a)	56,160	1,615
Career Education Corp (a)	28,780	373		Unisys Corp (a)	2,344	26
Carriage Services Inc	6,547	171		VASCO Data Security International Inc (a)	11,650	181
CBIZ Inc (a)	50,168	933		VeriFone Systems Inc (a)	11,319	261
Civeo Corp (a)	62,760	210		Virtusa Corp (a)	7,627	367
CRA International Inc	15,327	865		Xplore Technologies Corp (a)	3,063	10
Cross Country Healthcare Inc (a)	2,756	35				$25,690
Edgewater Technology Inc (a)	10,657	61		Consumer Products - 0.25%
Emerald Expositions Events Inc	2,522	49		ACCO Brands Corp	92,643	1,116
Ennis Inc	73,263	1,311		Acme United Corp	1,796	38
EVERTEC Inc	4,418	80		Central Garden & Pet Co (a)	3,933	148
Franklin Covey Co (a)	1,841	45		Central Garden & Pet Co - A Shares (a)	36,686	1,303
FTI Consulting Inc (a)	33,491	1,956		CSS Industries Inc	10,677	182
Graham Holdings Co	2,073	1,250		Helen of Troy Ltd (a)	1,582	141
Great Lakes Dredge & Dock Corp (a)	63,008	289				$2,928
Heidrick & Struggles International Inc	29,140	1,097		Cosmetics & Personal Care - 0.00%
Hertz Global Holdings Inc (a)	53,672	1,176		CCA Industries Inc (a)	500	1
HMS Holdings Corp (a)	1,165	21		Inter Parfums Inc	971	50
Hudson Global Inc (a)	611	1
Huron Consulting Group Inc (a)	11,749	440				$51
				Distribution & Wholesale - 1.70%
ICF International Inc	21,235	1,424		ADDvantage Technologies Group Inc (a)	3,841	5
Information Services Group Inc (a)	2,275	10		Anixter International Inc (a)	20,269	1,194
Insperity Inc	57,800	4,638		Essendant Inc	23,545	175
K12 Inc (a)	61,628	943		Fossil Group Inc (a)	22,696	340
Kelly Services Inc	41,625	1,219		G-III Apparel Group Ltd (a)	50,415	1,839
Korn/Ferry International	54,257	2,901		KAR Auction Services Inc	133,200	6,925
Laureate Education Inc (a)	5,841	82		Nexeo Solutions Inc (a)	239,330	2,439
Liberty Tax Inc	1,290	13		ScanSource Inc (a)	28,747	987
LSC Communications Inc	6,565	115		Systemax Inc	522	16
McGrath RentCorp	15,699	925		Titan Machinery Inc (a)	24,009	463
MoneyGram International Inc (a)	3,656	32
				Triton International Ltd/Bermuda	45,011	1,396
National Research Corp	188	6		Veritiv Corp (a)	55,890	2,126
Navigant Consulting Inc (a)	35,359	756		WESCO International Inc (a)	30,177	1,797
Perceptron Inc (a)	6,585	58
						$19,702
Quad/Graphics Inc	8,957	222		Diversified Financial Services - 1.74%
RCM Technologies Inc	13,071	68		AeroCentury Corp (a)	423	7
Reis Inc	6,559	138		Air Lease Corp	19,694	821
Resources Connection Inc	20,089	314		Aircastle Ltd	64,064	1,256
RPX Corp	46,700	506		Arlington Asset Investment Corp	4,068	46
RR Donnelley & Sons Co	7,086	60		Associated Capital Group Inc	562	20
SEACOR Marine Holdings Inc (a)	20,278	481
ServiceSource International Inc (a)	3,939	15		Asta Funding Inc	1,394	5
				Atlanticus Holdings Corp (a)	11,685	26
SP Plus Corp (a)	1,805	63
				California First National Bancorp	2,983	47
Strayer Education Inc	1,300	137		Cowen Inc (a)	23,534	365
Team Inc (a)	14,560	247
				Curo Group Holdings Corp (a)	1,220	27
Textainer Group Holdings Ltd (a)	11,251	193
				Elevate Credit Inc (a)	2,313	18
Travelport Worldwide Ltd	10,602	182		Encore Capital Group Inc (a)	7,746	346
TrueBlue Inc (a)	10,343	275
				Enova International Inc (a)	5,244	154
Vectrus Inc (a)	2,564	92
				Federal Agricultural Mortgage Corp	8,371	716
Viad Corp	15,650	795
Volt Information Sciences Inc (a)	11,617	31		GAIN Capital Holdings Inc	18,126	148
Weight Watchers International Inc (a)	797	56		GAMCO Investors Inc	2,468	64
				Granite Point Mortgage Trust Inc	8,448	141
		$64,029		Hamilton Lane Inc	713	30
Computers - 2.22%				Hannon Armstrong Sustainable Infrastructure	5,352	104
Agilysys Inc (a)	24,573	289
CACI International Inc (a)	73,645	11,124		Impac Capital Mortgage Inc Holdings Inc (a)	1,644	14
Convergys Corp	96,393	2,252		INTL. FCStone Inc (a)	2,214	99
Cray Inc (a)	11,138	265		Investment Technology Group Inc	12,383	250
Engility Holdings Inc (a)	5,837	149		Janus Henderson Group PLC	3,297	104
ForeScout Technologies Inc (a)	228	7		Ladder Capital Corp	13,673	190
Insight Enterprises Inc (a)	34,443	1,221		Ladenburg Thalmann Financial Services Inc	13,732	46
Key Tronic Corp (a)	16,991	120		Legg Mason Inc	28,872	1,146
KeyW Holding Corp/The (a)	2,084	16		LendingClub Corp (a)	2,644	7
Mercury Systems Inc (a)	379	12		Longfin Corp (a),(c)	1,121	32
MTS Systems Corp	3,207	163		LPL Financial Holdings Inc	76,375	4,626

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Diversified Financial Services (continued)			Electronics (continued)
Marlin Business Services Corp	8,657	$237	KEMET Corp (a)	8,816	$152
Medley Management Inc	1,051	6	Kimball Electronics Inc (a)	31,827	504
Nationstar Mortgage Holdings Inc (a)	64,493	1,162	Knowles Corp (a)	74,886	959
Navient Corp	76,223	1,011	LGL Group Inc/The (a)	717	4
Nelnet Inc	23,921	1,263	NVE Corp	2,895	245
NewStar Financial Inc (a),(c)	52,106	26	Park Electrochemical Corp	2,790	48
On Deck Capital Inc (a)	12,556	66	Plexus Corp (a)	40,148	2,201
OneMain Holdings Inc (a)	18,528	572	Rogers Corp (a)	3,277	350
Oppenheimer Holdings Inc	12,527	336	Sanmina Corp (a)	64,803	1,912
PennyMac Financial Services Inc (a)	2,502	51	Sparton Corp (a)	8,692	161
Piper Jaffray Cos	8,696	609	Stoneridge Inc (a)	5,007	132
PJT Partners Inc	1,921	107	SYNNEX Corp	15,529	1,555
PRA Group Inc (a)	3,983	142	Sypris Solutions Inc (a)	14,725	21
Pzena Investment Management Inc	11,000	96	Tech Data Corp (a)	34,950	2,664
R1 RCM Inc (a)	937	7	TTM Technologies Inc (a)	99,759	1,391
Regional Management Corp (a)	12,278	403	Vishay Intertechnology Inc	179,937	3,176
Stifel Financial Corp	30,706	1,789	Vishay Precision Group Inc (a)	14,745	418
TPG RE Finance Trust Inc	3,103	61	Watts Water Technologies Inc	2,005	149
Virtus Investment Partners Inc	2,492	287	ZAGG Inc (a)	6,520	73
Waddell & Reed Financial Inc	30,138	610			$23,951
World Acceptance Corp (a)	4,015	411	Energy - Alternate Sources - 0.33%
		$20,107	Clean Energy Fuels Corp (a)	131,267	211
Electric - 0.76%			FutureFuel Corp	46,932	549
ALLETE Inc	14,544	1,111	Green Plains Inc	37,466	697
Ameresco Inc (a)	19,907	236	Pacific Ethanol Inc (a)	36,578	128
Atlantic Power Corp (a)	5,596	12	Pattern Energy Group Inc	6,571	119
Avista Corp	9,829	510	Renewable Energy Group Inc (a)	106,774	1,378
Black Hills Corp	8,281	469	REX American Resources Corp (a)	1,428	107
El Paso Electric Co	6,760	345	Sunrun Inc (a)	9,088	84
Genie Energy Ltd	2,558	11	TerraForm Power Inc	49,494	552
IDACORP Inc	10,326	960	Vivint Solar Inc (a)	4,157	16
MGE Energy Inc	9,237	537			$3,841
NorthWestern Corp	16,907	929	Engineering & Construction - 0.67%
NRG Yield Inc - A Shares	5,118	90	Aegion Corp (a)	29,147	661
NRG Yield Inc - C Shares	13,071	233	Chicago Bridge & Iron Co NV ADR	10,660	161
Ormat Technologies Inc	6,660	386	EMCOR Group Inc	13,104	964
Otter Tail Corp	8,818	387	ENGlobal Corp (a)	1,045	1
PNM Resources Inc	13,954	553	Exponent Inc	2,970	257
Portland General Electric Co	30,686	1,304	Goldfield Corp/The (a)	4,043	17
Spark Energy Inc	727	9	Granite Construction Inc	13,558	710
Unitil Corp	6,557	318	Hill International Inc (a)	665	3
Vistra Energy Corp (a)	14,801	338	Hudson Ltd (a)	2,807	42
		$8,738	IES Holdings Inc (a)	2,780	47
Electrical Components & Equipment - 0.43%			KBR Inc	18,896	315
Advanced Energy Industries Inc (a)	3,818	227	Layne Christensen Co (a)	3,697	52
Belden Inc	7,261	448	Mistras Group Inc (a)	2,372	46
Encore Wire Corp	17,361	914	MYR Group Inc (a)	15,288	459
EnerSys	8,070	553	NV5 Global Inc (a)	337	20
General Cable Corp	322	10	Orion Group Holdings Inc (a)	33,398	202
Graham Corp	7,268	157	Sterling Construction Co Inc (a)	51,325	572
Insteel Industries Inc	1,100	33	TopBuild Corp (a)	24,244	1,932
Littelfuse Inc	11,880	2,221	Tutor Perini Corp (a)	45,336	936
Powell Industries Inc	9,207	276	VSE Corp	6,681	343
Ultralife Corp (a)	17,903	151			$7,740
Vicor Corp (a)	263	9	Entertainment - 0.90%
		$4,999	AMC Entertainment Holdings Inc	28,338	495
Electronics - 2.07%			Dover Motorsports Inc	3,447	7
AVX Corp	101,324	1,496	Eldorado Resorts Inc (a)	142,725	5,780
Ballantyne Strong Inc (a)	8,901	42	Eros International PLC (a)	4,836	52
Bel Fuse Inc	6,980	135	Golden Entertainment Inc (a)	5,482	146
Benchmark Electronics Inc	65,613	1,726	International Speedway Corp	6,644	273
Brady Corp	16,656	606	Marriott Vacations Worldwide Corp	11,824	1,450
Control4 Corp (a)	6,766	141	National CineMedia Inc	8,897	51
CTS Corp	40,347	1,208	Penn National Gaming Inc (a)	18,900	572
CyberOptics Corp (a)	565	9	Pinnacle Entertainment Inc (a)	11,670	375
Electro Scientific Industries Inc (a)	20,128	363	RCI Hospitality Holdings Inc	11,086	302
ESCO Technologies Inc	18,312	1,022	Reading International Inc (a)	2,067	32
FARO Technologies Inc (a)	4,492	227	Speedway Motorsports Inc	49,359	871
Fitbit Inc (a)	20,435	113			$10,406
Frequency Electronics Inc (a)	11,821	104	Environmental Control - 0.24%
II-VI Inc (a)	16,647	634	Advanced Emissions Solutions Inc	2,387	26
IntriCon Corp (a)	448	10	AquaVenture Holdings Ltd (a)	1,581	23
			Casella Waste Systems Inc (a)	86,422	2,118

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Environmental Control (continued)			Healthcare - Products (continued)
CECO Environmental Corp	15,390	$72	ICU Medical Inc (a)	675	$170
Cemtrex Inc (a)	8,943	25	Integer Holdings Corp (a)	25,891	1,422
Evoqua Water Technologies Corp (a)	2,339	48	Integra LifeSciences Holdings Corp (a)	46,375	2,858
Fuel Tech Inc (a)	1,539	2	Invacare Corp	19,863	361
Heritage-Crystal Clean Inc (a)	1,837	39	Lantheus Holdings Inc (a)	104,419	1,859
Tetra Tech Inc	8,259	401	LivaNova PLC (a)	100,364	8,911
		$2,754	Luminex Corp	3,877	83
Food - 1.14%			Meridian Bioscience Inc	16,336	239
AMCON Distributing Co	191	16	Merit Medical Systems Inc (a)	380	18
Cal-Maine Foods Inc (a)	3,039	148	NanoString Technologies Inc (a)	1,856	18
Chefs' Warehouse Inc/The (a)	373	9	NuVasive Inc (a)	58,875	3,133
Darling Ingredients Inc (a)	119,750	2,053	OraSure Technologies Inc (a)	2,246	40
Dean Foods Co	63,284	545	Orthofix International NV (a)	5,025	306
Fresh Del Monte Produce Inc	62,467	3,071	OrthoPediatrics Corp (a)	313	6
Hostess Brands Inc (a)	12,884	181	Quanterix Corp (a)	238	4
Ingles Markets Inc	13,679	468	Restoration Robotics Inc (a)	384	2
John B Sanfilippo & Son Inc	1,370	78	Rockwell Medical Inc (a)	1,010	5
Sanderson Farms Inc	9,636	1,071	Utah Medical Products Inc	102	10
Seneca Foods Corp - Class A (a)	16,641	458			$24,314
Seneca Foods Corp - Class B (a)	39	1	Healthcare - Services - 1.02%
Smart & Final Stores Inc (a)	39,149	199	AAC Holdings Inc (a)	5,539	62
SpartanNash Co	35,608	647	Acadia Healthcare Co Inc (a)	39,551	1,407
SUPERVALU Inc (a)	5,451	95	Addus HomeCare Corp (a)	6,080	319
Tootsie Roll Industries Inc	801	23	American Renal Associates Holdings Inc (a)	254	4
United Natural Foods Inc (a)	69,627	3,135	American Shared Hospital Services (a)	2,738	6
Village Super Market Inc	10,435	284	Brookdale Senior Living Inc (a)	133,475	966
Weis Markets Inc	15,498	714	Community Health Systems Inc (a)	65,370	247
		$13,196	Ensign Group Inc/The	3,372	94
Forest Products & Paper - 0.48%			Evolus Inc (a)	367	2
Clearwater Paper Corp (a)	7,453	176	Five Star Senior Living Inc (a)	16,385	20
Domtar Corp	45,309	1,989	Kindred Healthcare Inc (a)	8,989	80
Mercer International Inc	46,734	626	LHC Group Inc (a)	25,541	1,901
Neenah Inc	6,186	483	LifePoint Health Inc (a)	30,959	1,483
Orchids Paper Products Co (a)	1,425	9	Magellan Health Inc (a)	23,378	1,961
PH Glatfelter Co	45,103	942	MedCath Corp (a),(b),(c)	31,637	—
Resolute Forest Products Inc (a)	80,436	796	Medpace Holdings Inc (a)	1,369	51
Schweitzer-Mauduit International Inc	2,595	101	Molina Healthcare Inc (a)	655	55
Verso Corp (a)	26,289	475	National HealthCare Corp	8,945	548
		$5,597	Providence Service Corp/The (a)	797	60
Gas - 1.47%			Quorum Health Corp (a)	15,041	106
Chesapeake Utilities Corp	1,493	113	Select Medical Holdings Corp (a)	43,055	777
New Jersey Resources Corp	8,495	351	Tivity Health Inc (a)	14,251	512
Northwest Natural Gas Co	3,803	233	Triple-S Management Corp (a)	39,834	1,130
ONE Gas Inc	9,848	687			$11,791
RGC Resources Inc	616	16	Holding Companies - Diversified - 0.00%
South Jersey Industries Inc	8,449	261	HRG Group Inc (a)	3,249	37
Southwest Gas Holdings Inc	17,670	1,290
Spire Inc	107,666	7,768	Home Builders - 1.15%
Vectren Corp	82,025	5,764	AV Homes Inc (a)	19,462	324
WGL Holdings Inc	5,413	461	Beazer Homes USA Inc (a)	18,918	277
		$16,944	Century Communities Inc (a)	23,870	734
Hand & Machine Tools - 0.65%			Green Brick Partners Inc (a)	28,697	290
Franklin Electric Co Inc	123,307	5,056	KB Home	80,497	2,137
Hardinge Inc	15,843	291	Lennar Corp - A Shares	1,628	86
Kennametal Inc	11,990	437	LGI Homes Inc (a)	625	43
LS Starrett Co/The	5,475	33	M/I Homes Inc (a)	40,436	1,233
Milacron Holdings Corp (a)	1,265	23	MDC Holdings Inc	49,192	1,427
Regal Beloit Corp	23,950	1,705	Meritage Homes Corp (a)	48,599	2,163
			New Home Co Inc/The (a)	16,894	168
		$7,545	Orleans Homebuilders Inc (a),(b),(c)	7,702	—
Healthcare - Products - 2.10%
Accelerate Diagnostics Inc (a)	284	6	PICO Holdings Inc	19,218	232
Analogic Corp	8,709	724	Taylor Morrison Home Corp (a)	42,494	1,010
AngioDynamics Inc (a)	35,908	696	TRI Pointe Group Inc (a)	131,845	2,256
Cerus Corp (a)	2,528	13	William Lyon Homes (a)	32,501	873
ConforMIS Inc (a)	6,164	8	Winnebago Industries Inc	413	16
CONMED Corp	14,849	965			$13,269
CryoLife Inc (a)	1,536	35	Home Furnishings - 0.09%
Digirad Corp	15,358	23	Daktronics Inc	2,325	21
FONAR Corp (a)	831	23	Ethan Allen Interiors Inc	4,337	96
Haemonetics Corp (a)	10,421	813	Flexsteel Industries Inc	8,457	310
Halyard Health Inc (a)	31,332	1,484	Hamilton Beach Brands Holding Co	6,968	155
Hanger Inc (a)	4,332	79	Hooker Furniture Corp	8,806	333
			Nova Lifestyle Inc (a)	9,952	17

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Furnishings (continued)			Internet (continued)
VOXX International Corp (a)	25,044	$125	Blucora Inc (a)	55,985	$1,456
		$1,057	Cardlytics Inc (a)	622	9
Housewares - 0.01%			Cars.com Inc (a)	48,665	1,386
Lifetime Brands Inc	14,367	171	ChannelAdvisor Corp (a)	1,426	19
			DHI Group Inc (a)	28,821	41
Insurance - 6.61%			ePlus Inc (a)	4,150	331
Ambac Financial Group Inc (a)	25,842	440	FTD Cos Inc (a)	26,217	169
American Equity Investment Life Holding Co	121,340	3,664	Lands' End Inc (a)	1,880	36
American National Insurance Co	4,757	574	Leaf Group Ltd (a)	1,928	14
AMERISAFE Inc	2,036	121	Liberty Expedia Holdings Inc (a)	10,513	429
AmTrust Financial Services Inc	31,686	409	Limelight Networks Inc (a)	7,326	38
Argo Group International Holdings Ltd	45,952	2,687	Liquidity Services Inc (a)	3,809	25
Aspen Insurance Holdings Ltd	35,369	1,501	Meet Group Inc/The (a)	49,219	117
Assured Guaranty Ltd	11,166	405	New Media Investment Group Inc	57,362	951
Atlantic American Corp	7,236	24	Overstock.com Inc (a)	1,181	45
Atlas Financial Holdings Inc (a)	4,375	46	PC-Tel Inc	47	—
Baldwin & Lyons Inc	21,573	502	Perficient Inc (a)	7,863	194
Blue Capital Reinsurance Holdings Ltd	3,815	44	QuinStreet Inc (a)	27,622	310
Brown & Brown Inc	375,925	10,236	RealNetworks Inc (a)	9,689	35
Citizens Inc/TX (a)	6,554	51	Rubicon Project Inc/The (a)	26,632	58
CNO Financial Group Inc	197,618	4,237	TechTarget Inc (a)	2,594	54
Crawford & Co	791	6	XO Group Inc (a)	19,967	433
Donegal Group Inc	26,015	362			$6,195
eHealth Inc (a)	3,940	74	Investment Companies - 0.49%
EMC Insurance Group Inc	20,889	542	B. Riley Financial Inc	3,006	62
Employers Holdings Inc	33,584	1,374	BBX Capital Corp	7,350	74
Enstar Group Ltd (a)	2,306	485	Rafael Holdings Inc (a)	644	5
FBL Financial Group Inc	36,862	2,866	TCP Capital Corp	383,925	5,544
Federated National Holding Co	22,937	387			$5,685
First Acceptance Corp (a)	19,254	16	Iron & Steel - 1.39%
First American Financial Corp	141,050	7,209	AK Steel Holding Corp (a)	33,358	153
Genworth Financial Inc (a)	424,696	1,173	Allegheny Technologies Inc (a)	18,291	486
Global Indemnity Ltd	15,335	627	Carpenter Technology Corp	43,596	2,322
Greenlight Capital Re Ltd (a)	59,510	923	Cleveland-Cliffs Inc (a)	75,525	560
Hallmark Financial Services Inc (a)	34,027	350	Commercial Metals Co	104,882	2,204
Hanover Insurance Group Inc/The	28,446	3,267	Friedman Industries Inc	5,700	35
HCI Group Inc	2,466	103	Reliance Steel & Aluminum Co	98,100	8,625
Heritage Insurance Holdings Inc	18,195	286	Ryerson Holding Corp (a)	2,587	26
Horace Mann Educators Corp	48,673	2,176	Schnitzer Steel Industries Inc	36,144	1,065
Independence Holding Co	1,947	68	Shiloh Industries Inc (a)	26,756	222
Infinity Property & Casualty Corp	9,104	1,202	Universal Stainless & Alloy Products Inc (a)	11,857	348
Investors Title Co	1,322	258			$16,046
James River Group Holdings Ltd	4,547	165	Leisure Products & Services - 0.26%
Kemper Corp	68,444	4,620	Acushnet Holdings Corp	14,076	340
Kingstone Cos Inc	1,511	26	Callaway Golf Co	26,626	459
Maiden Holdings Ltd	73,183	560	Clarus Corp (a)	3,542	25
MBIA Inc (a)	74,320	633	Drive Shack Inc (a)	21,868	119
MGIC Investment Corp (a)	588,136	5,893	Escalade Inc	3,426	45
National General Holdings Corp	15,450	398	Johnson Outdoors Inc	8,160	529
National Security Group Inc/The	369	6	Liberty TripAdvisor Holdings Inc (a)	64,719	595
National Western Life Group Inc	4,675	1,484	Vista Outdoor Inc (a)	50,116	840
Navigators Group Inc/The	42,881	2,423			$2,952
NI Holdings Inc (a)	1,617	26
NMI Holdings Inc (a)	29,356	407	Belmond Lodging - Ltd 0.39% (a)	111,259	1,191
Radian Group Inc	115,316	1,649	Bluegreen Vacations Corp	779	18
RLI Corp	636	40	Boyd Gaming Corp	830	28
Safety Insurance Group Inc	6,385	511	Caesars Entertainment Corp (a)	77,574	880
Security National Financial Corp (a)	1,035	6	Century Casinos Inc (a)	9,935	77
Selective Insurance Group Inc	45,585	2,698	Full House Resorts Inc (a)	551	2
State Auto Financial Corp	40,766	1,273	ILG Inc	33,736	1,151
Stewart Information Services Corp	12,721	530	La Quinta Holdings Inc (a)	6,821	133
Third Point Reinsurance Ltd (a)	122,534	1,630
			Marcus Corp/The	18,287	545
Tiptree Inc	4,235	27	Monarch Casino & Resort Inc (a)	2,951	126
Unico American Corp (a)	5,796	45	Red Lion Hotels Corp (a)	33,034	325
United Fire Group Inc	35,313	1,775			$4,476
United Insurance Holdings Corp	991	19	Machinery - Construction & Mining - 0.11%
Universal Insurance Holdings Inc	2,512	82	Astec Industries Inc	8,469	470
White Mountains Insurance Group Ltd	904	782	Hyster-Yale Materials Handling Inc	4,752	339
WMIH Corp (a)	26,836	37
			Terex Corp	11,394	416
		$76,440			$1,225
Internet - 0.54%			Machinery - Diversified - 1.12%
1-800-Flowers.com Inc (a)	3,540	45
			Alamo Group Inc	5,884	644
			Albany International Corp	66,833	3,954

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified (continued)			Mining (continued)
Applied Industrial Technologies Inc	7,980	$510	Fairmount Santrol Holdings Inc (a)	3,362	$19
Briggs & Stratton Corp	40,393	729	Ferroglobe PLC (a)	11,120	126
Cactus Inc (a)	2,756	79	Gold Resource Corp	7,674	39
Chart Industries Inc (a)	6,570	372	Hecla Mining Co	308,518	1,181
Columbus McKinnon Corp/NY	12,769	459	Kaiser Aluminum Corp	5,073	500
DXP Enterprises Inc/TX (a)	551	20	Materion Corp	21,597	1,096
Gencor Industries Inc (a)	10,317	160	Smart Sand Inc (a)	7,253	53
Gerber Scientific Inc (a),(b),(c)	56,637	—	United States Lime & Minerals Inc	314	23
Gorman-Rupp Co/The	3,237	102	US Silica Holdings Inc	16,439	495
Hurco Cos Inc	9,346	413			$4,902
Manitowoc Co Inc/The (a)	10,780	266	Miscellaneous Manufacturers - 1.22%
NN Inc	15,569	316	Actuant Corp	3,063	72
SPX FLOW Inc (a)	5,904	265	American Railcar Industries Inc	6,723	255
Tennant Co	103	8	AZZ Inc	1,841	82
Twin Disc Inc (a)	2,906	64	Barnes Group Inc	39,542	2,196
Zebra Technologies Corp (a)	33,850	4,564	Colfax Corp (a)	589	18
		$12,925	Core Molding Technologies Inc	11,151	173
Media - 2.23%			Fabrinet (a)	158,608	4,475
AH Belo Corp	18,882	106	Federal Signal Corp	22,300	483
Beasley Broadcast Group Inc	6,675	76	FreightCar America Inc	25,742	359
Cable One Inc	8,675	5,510	GP Strategies Corp (a)	419	9
Central European Media Enterprises Ltd (a)	12,415	53	Harsco Corp (a)	12,870	263
Daily Journal Corp (a)	175	40	Hillenbrand Inc	99,475	4,611
Entercom Communications Corp	2,971	30	LSB Industries Inc (a)	13,282	73
Entravision Communications Corp	5,881	27	Lydall Inc (a)	2,079	93
EW Scripps Co/The	44,617	497	NL Industries Inc (a)	8,024	61
Gannett Co Inc	117,446	1,135	Servotronics Inc	788	7
Global Eagle Entertainment Inc (a)	7,229	8	Standex International Corp	704	68
Gray Television Inc (a)	54,265	613	Synalloy Corp	1,787	31
Hemisphere Media Group Inc (a)	2,147	23	Tredegar Corp	19,205	338
Houghton Mifflin Harcourt Co (a)	3,249	22	Trinseo SA	6,608	482
Media General Inc - Rights (a),(b),(c)	48,541	3			$14,149
Meredith Corp	9,596	497	Office Furnishings - 0.08%
MSG Networks Inc (a)	11,961	245	CompX International Inc	609	8
New York Times Co/The	30,600	717	Herman Miller Inc	2,281	70
Nexstar Media Group Inc	105,800	6,586	Interface Inc	21,075	464
Saga Communications Inc	5,104	189	Kewaunee Scientific Corp	4,472	155
Salem Media Group Inc	23,579	74	Kimball International Inc	3,860	64
Scholastic Corp	44,165	1,829	Knoll Inc	1,891	36
TEGNA Inc	318,500	3,367	Steelcase Inc	4,472	59
TiVo Corp	91,511	1,295	Virco Manufacturing Corp	4,847	20
Townsquare Media Inc	15,534	118			$876
Tribune Media Co	12,566	475	Oil & Gas - 4.85%
tronc Inc (a)	1,404	26	Abraxas Petroleum Corp (a)	3,873	11
Urban One Inc (a)	11,337	21	Adams Resources & Energy Inc	1,455	66
WideOpenWest Inc (a)	345,521	2,187	Approach Resources Inc (a)	6,303	17
		$25,769	Barnwell Industries Inc (a)	2,755	5
Metal Fabrication & Hardware - 0.35%			Bonanza Creek Energy Inc (a)	17,796	539
Ampco-Pittsburgh Corp (a)	5,759	57	California Resources Corp (a)	5,991	152
Chicago Rivet & Machine Co	1,070	31	Callon Petroleum Co (a)	629,896	8,763
DMC Global Inc	4,122	160	CNX Resources Corp (a)	88,067	1,309
Eastern Co/The	4,586	130	Contango Oil & Gas Co (a)	39,079	146
Global Brass & Copper Holdings Inc	5,235	157	CVR Energy Inc	3,349	116
Haynes International Inc	12,154	508	Delek US Holdings Inc	58,695	2,781
Lawson Products Inc/DE (a)	3,889	90	Denbury Resources Inc (a)	68,398	225
LB Foster Co (a)	3,850	90	Diamond Offshore Drilling Inc (a)	20,961	385
Mueller Water Products Inc - Class A	10,738	105	Earthstone Energy Inc (a)	20,713	211
Northwest Pipe Co (a)	8,787	173	Eclipse Resources Corp (a)	143,674	191
Olympic Steel Inc	15,358	360	Energy XXI Gulf Coast Inc (a)	4,239	24
Park-Ohio Holdings Corp	2,857	109	Ensco PLC	293,726	1,659
Perma-Pipe International Holdings Inc (a)	7,216	65	EP Energy Corp (a)	6,960	13
Rexnord Corp (a)	17,278	476	EXCO Resources Inc (a)	1	—
Sun Hydraulics Corp	3,420	166	Gulfport Energy Corp (a)	81,893	762
TimkenSteel Corp (a)	38,141	640	Halcon Resources Corp (a)	22,997	124
TriMas Corp (a)	25,534	692	HighPoint Resources Corp (a)	97,883	676
Worthington Industries Inc	1,097	49	Jones Energy Inc (a)	1,178	1
		$4,058	Midstates Petroleum Co Inc (a)	35,211	492
Mining - 0.42%			Nabors Industries Ltd	190,897	1,453
Ardmore Shipping Corp (a)	27,927	224	Noble Corp PLC (a)	81,464	381
Century Aluminum Co (a)	47,723	834	Oasis Petroleum Inc (a)	612,081	6,752
Coeur Mining Inc (a)	38,571	292	Panhandle Oil and Gas Inc	1,289	25
Compass Minerals International Inc	303	20	Par Pacific Holdings Inc (a)	6,964	118
			Parker Drilling Co (a)	121,057	76

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Packaging & Containers (continued)
Patterson-UTI Energy Inc	57,576	$1,233	UFP Technologies Inc (a)	5,717	$189
PBF Energy Inc	63,984	2,452			$28,358
PDC Energy Inc (a)	50,897	2,725	Pharmaceuticals - 0.77%
Penn Virginia Corp (a)	314	15	Adamas Pharmaceuticals Inc (a)	1,104	33
QEP Resources Inc (a)	61,891	754	Anika Therapeutics Inc (a)	265	12
Range Resources Corp	51,841	718	Apellis Pharmaceuticals Inc (a)	379	9
Resolute Energy Corp (a)	2,160	72	Array BioPharma Inc (a)	20,848	282
Ring Energy Inc (a)	211,165	3,530	Athenex Inc (a)	238	4
Rosehill Resources Inc (a)	868	7	BioScrip Inc (a)	14,332	38
Rowan Cos PLC (a)	130,939	1,891	Cara Therapeutics Inc (a)	576	7
SandRidge Energy Inc (a)	22,910	333	Chimerix Inc (a)	6,132	28
SilverBow Resources Inc (a)	952	29	Collegium Pharmaceutical Inc (a)	3,335	79
SM Energy Co	40,926	980	Concert Pharmaceuticals Inc (a)	1,449	27
SRC Energy Inc (a)	319,974	3,533	Dermira Inc (a)	3,910	36
Stone Energy Corp (a)	3,312	117	Diplomat Pharmacy Inc (a)	9,270	202
Trecora Resources (a)	3,858	50	Dova Pharmaceuticals Inc (a)	294	8
Ultra Petroleum Corp (a)	69,878	170	Enanta Pharmaceuticals Inc (a)	2,117	197
Unit Corp (a)	203,103	4,607	G1 Therapeutics Inc (a)	472	18
W&T Offshore Inc (a)	13,588	83	Heron Therapeutics Inc (a)	1,046	32
Whiting Petroleum Corp (a)	38,386	1,567	Horizon Pharma Plc (a)	37,123	492
WildHorse Resource Development Corp (a)	10,748	282	Immune Design Corp (a)	3,828	14
WPX Energy Inc (a)	200,550	3,427	Impax Laboratories Inc (a)	7,796	147
		$56,048	Intra-Cellular Therapies Inc (a)	4,479	78
Oil & Gas Services - 2.32%			Kindred Biosciences Inc (a)	3,009	27
Archrock Inc	103,881	1,121	Lannett Co Inc (a)	5,226	82
Basic Energy Services Inc (a)	9,371	152	Mallinckrodt PLC (a)	10,497	136
Bristow Group Inc	43,967	706	MediciNova Inc (a)	773	9
C&J Energy Services Inc (a)	10,254	307	Melinta Therapeutics Inc (a)	2,094	14
Dawson Geophysical Co (a)	22,358	161	Mersana Therapeutics Inc (a)	391	7
Dril-Quip Inc (a)	30,190	1,252	Minerva Neurosciences Inc (a)	602	4
Era Group Inc (a)	26,199	277	Miragen Therapeutics Inc (a)	334	2
Exterran Corp (a)	46,412	1,359	Momenta Pharmaceuticals Inc (a)	7,717	160
Forum Energy Technologies Inc (a)	279,827	3,526	MyoKardia Inc (a)	1,482	73
FTS International Inc (a)	2,764	55	Natural Alternatives International Inc (a)	4,296	43
Geospace Technologies Corp (a)	9,864	104	Natural Grocers by Vitamin Cottage Inc (a)	22,695	162
Gulf Island Fabrication Inc	17,452	174	Nature's Sunshine Products Inc (a)	2,325	21
Helix Energy Solutions Group Inc (a)	144,937	1,118	Odonate Therapeutics Inc (a)	327	7
Independence Contract Drilling Inc (a)	36,729	169	Optinose Inc (a)	272	6
Keane Group Inc (a)	2,920	45	Owens & Minor Inc	8,195	133
Key Energy Services Inc (a)	1,675	27	Portola Pharmaceuticals Inc (a)	2,822	102
Liberty Oilfield Services Inc (a)	1,893	38	PRA Health Sciences Inc (a)	72,400	5,949
Mammoth Energy Services Inc (a)	1,264	41	Protagonist Therapeutics Inc (a)	887	8
Matrix Service Co (a)	28,833	445	Recro Pharma Inc (a)	1,643	20
McDermott International Inc (a)	358,380	2,365	Rhythm Pharmaceuticals Inc (a)	288	7
Mitcham Industries Inc (a)	12,775	42	Sarepta Therapeutics Inc (a)	1,951	149
MRC Global Inc (a)	10,645	199	Spero Therapeutics Inc (a)	211	3
Natural Gas Services Group Inc (a)	13,945	336	Trevena Inc (a)	6,798	13
NCS Multistage Holdings Inc (a)	343	6	Voyager Therapeutics Inc (a)	2,308	42
Newpark Resources Inc (a)	89,324	938	Zogenix Inc (a)	897	35
Nine Energy Service Inc (a)	1,038	32			$8,957
NOW Inc (a)	29,246	355	Pipelines - 0.13%
Oceaneering International Inc	64,381	1,367	EnLink Midstream LLC	15,980	237
Oil States International Inc (a)	44,113	1,586	SemGroup Corp	51,482	1,295
PHI Inc (a)	26,923	337			$1,532
Pioneer Energy Services Corp (a)	81,804	282	Private Equity - 0.01%
ProPetro Holding Corp (a)	255,318	4,672	Kennedy-Wilson Holdings Inc	6,058	115
Quintana Energy Services Inc (a)	954	7	Safeguard Scientifics Inc (a)	3,390	44
Ranger Energy Services Inc (a)	1,019	8
SEACOR Holdings Inc (a)	24,066	1,320	Real Estate - 0.28%		$159
Seventy Seven Energy Inc (a),(b),(c)	16,216	—	California Coastal Communities Inc (a),(b),(c)	9,672	—
Solaris Oilfield Infrastructure Inc (a)	378	7	Community Healthcare Trust Inc	2,100	53
Superior Energy Services Inc (a)	155,882	1,673	Consolidated-Tomoka Land Co	181	11
TETRA Technologies Inc (a)	38,449	151	Farmland Partners Inc	4,474	34
Thermon Group Holdings Inc (a)	3,406	78	Forestar Group Inc (a)	3,957	86
		$26,838	FRP Holdings Inc (a)	1,030	59
Packaging & Containers - 2.45%			Griffin Industrial Realty Inc	1,197	44
Berry Global Group Inc (a)	169,900	9,345	Newmark Group Inc	2,622	40
Graphic Packaging Holding Co	613,250	8,769	RE/MAX Holdings Inc	23,742	1,286
Greif Inc - Class A	24,061	1,408	Realogy Holdings Corp	37,955	942
Greif Inc - Class B	189	12	Redfin Corp (a)	4,226	90
KapStone Paper and Packaging Corp	13,991	482	RMR Group Inc/The	412	31
Multi-Color Corp	125,525	8,153	St Joe Co/The (a)	25,922	447
			Stratus Properties Inc (a)	3,552	111

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)			REITs (continued)
Transcontinental Realty Investors Inc (a)	335	$15	One Liberty Properties Inc	2,304	$55
		$3,249	Orchid Island Capital Inc	7,076	49
REITs - 4.28%			Owens Realty Mortgage Inc	1,623	25
Acadia Realty Trust	8,860	209	Pebblebrook Hotel Trust	21,247	744
AG Mortgage Investment Trust Inc	4,122	73	PennyMac Mortgage Investment Trust	10,871	191
Agree Realty Corp	4,820	236	Physicians Realty Trust	8,720	130
Alexander & Baldwin Inc	71,921	1,647	Preferred Apartment Communities Inc	46,412	683
Alexander's Inc	121	48	PS Business Parks Inc	1,175	135
American Assets Trust Inc	8,334	280	Quality Care Properties Inc (a)	19,411	427
Americold Realty Trust	6,937	143	Ramco-Gershenson Properties Trust	14,174	169
Anworth Mortgage Asset Corp	14,261	67	Redwood Trust Inc	8,091	124
Apollo Commercial Real Estate Finance Inc	17,015	307	Resource Capital Corp	41,192	402
Ares Commercial Real Estate Corp	4,167	51	Retail Opportunity Investments Corp	10,249	176
Armada Hoffler Properties Inc	1,139	15	Rexford Industrial Realty Inc	7,714	236
ARMOUR Residential REIT Inc	7,298	165	RLJ Lodging Trust	24,851	516
Ashford Hospitality Trust Inc	23,812	164	Sabra Health Care REIT Inc	56,244	1,030
Bluerock Residential Growth REIT Inc	3,238	29	Saul Centers Inc	282	13
Braemar Hotels & Resorts Inc	40,539	421	Select Income REIT	8,716	166
Brandywine Realty Trust	232,750	3,750	Seritage Growth Properties	2,697	96
Capstead Mortgage Corp	10,720	94	STAG Industrial Inc	10,064	247
CareTrust REIT Inc	6,318	84	Summit Hotel Properties Inc	16,851	244
CatchMark Timber Trust Inc	27,050	353	Sunstone Hotel Investors Inc	33,433	522
CBL & Associates Properties Inc	17,783	74	Sutherland Asset Management Corp	2,877	41
Cedar Realty Trust Inc	13,204	51	Terreno Realty Corp	7,121	265
Chatham Lodging Trust	12,152	231	Tier REIT Inc	8,926	170
Cherry Hill Mortgage Investment Corp	2,009	35	Two Harbors Investment Corp	424,650	6,480
Chesapeake Lodging Trust	18,844	557	UMH Properties Inc	1,053	14
City Office REIT Inc	4,749	54	Urstadt Biddle Properties Inc	5,824	115
CoreCivic Inc	270,825	5,460	Washington Prime Group Inc	31,038	201
CorEnergy Infrastructure Trust Inc	1,858	72	Washington Real Estate Investment Trust	5,310	152
Cousins Properties Inc	65,667	584	Western Asset Mortgage Capital Corp	5,960	59
CYS Investments Inc	27,117	194	Whitestone REIT	5,527	60
DiamondRock Hospitality Co	60,354	667	Xenia Hotels & Resorts Inc	17,650	364
Dynex Capital Inc	15,848	104			$49,445
Easterly Government Properties Inc	4,457	92	Retail - 4.56%
Education Realty Trust Inc	8,028	264	Abercrombie & Fitch Co	91,227	2,337
Ellington Residential Mortgage REIT	1,476	17	American Eagle Outfitters Inc	64,763	1,340
First Industrial Realty Trust Inc	14,996	467	America's Car-Mart Inc/TX (a)	767	41
Four Corners Property Trust Inc	7,040	160	Ascena Retail Group Inc (a)	173,637	385
Franklin Street Properties Corp	24,339	190	At Home Group Inc (a)	2,162	76
Front Yard Residential Corp	24,610	242	Barnes & Noble Education Inc (a)	62,728	451
GEO Group Inc/The	217,400	4,892	Barnes & Noble Inc	84,154	467
Getty Realty Corp	17,992	451	Bassett Furniture Industries Inc	10,664	309
Gladstone Commercial Corp	11,422	198	Beacon Roofing Supply Inc (a)	34,789	1,703
Global Medical REIT Inc	2,483	19	Bed Bath & Beyond Inc	48,235	842
Global Net Lease Inc	7,160	133	Big 5 Sporting Goods Corp	27,263	229
Government Properties Income Trust	28,272	353	BMC Stock Holdings Inc (a)	13,503	233
Gramercy Property Trust	28,929	680	Boot Barn Holdings Inc (a)	15,850	310
Great Ajax Corp	2,508	34	Brinker International Inc	1,184	52
Healthcare Realty Trust Inc	14,298	398	Buckle Inc/The	4,231	98
Hersha Hospitality Trust	5,687	107	Build-A-Bear Workshop Inc (a)	11,344	103
Independence Realty Trust Inc	8,859	83	Caleres Inc	18,558	608
Industrial Logistics Properties Trust	2,183	45	Cannae Holdings Inc (a)	14,222	294
InfraREIT Inc	17,594	375	Carrols Restaurant Group Inc (a)	4,958	51
Invesco Mortgage Capital Inc	18,297	297	Cato Corp/The	21,033	341
Investors Real Estate Trust	17,286	92	Chico's FAS Inc	47,841	475
iStar Inc (a)	9,551	97	Christopher & Banks Corp (a)	10,696	11
Jernigan Capital Inc	1,995	38	Citi Trends Inc	13,182	404
Kite Realty Group Trust	35,001	515	Conn's Inc (a)	3,011	77
KKR Real Estate Finance Trust Inc	2,301	45	Container Store Group Inc/The (a)	4,412	28
LaSalle Hotel Properties	16,837	498	Del Frisco's Restaurant Group Inc (a)	20,290	323
Lexington Realty Trust	23,897	192	Del Taco Restaurants Inc (a)	44,152	493
LTC Properties Inc	16,906	611	Denny's Corp (a)	13,078	229
Mack-Cali Realty Corp	9,718	167	Destination Maternity Corp (a)	11,817	34
MedEquities Realty Trust Inc	8,270	84	Dillard's Inc	19,659	1,466
Monmouth Real Estate Investment Corp	11,322	177	Dine Brands Global Inc	696	55
MTGE Investment Corp	8,527	155	DSW Inc	45,392	1,012
National Health Investors Inc	9,593	655	Dunkin' Brands Group Inc	112,100	6,834
National Storage Affiliates Trust	215,420	5,669	El Pollo Loco Holdings Inc (a)	8,431	84
New Senior Investment Group Inc	11,657	100	Express Inc (a)	90,462	709
New York Mortgage Trust Inc	15,783	96	EZCORP Inc (a)	85,365	1,170
NexPoint Residential Trust Inc	2,552	68	Finish Line Inc/The	52,260	709
NorthStar Realty Europe Corp	11,645	169	FirstCash Inc	67,171	5,824
			Foundation Building Materials Inc (a)	1,657	23

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Savings & Loans (continued)
Fred's Inc	21,401	$51		HomeTrust Bancshares Inc (a)	10,248	$267
Gaia Inc (a)	1,367	21		HopFed Bancorp Inc	3,929	59
GameStop Corp	65,562	895		Investors Bancorp Inc	378,634	5,062
Genesco Inc (a)	17,523	749		Magyar Bancorp Inc (a)	97	1
Group 1 Automotive Inc	18,996	1,241		Malvern Bancorp Inc (a)	933	24
Guess? Inc	74,946	1,745		Meridian Bancorp Inc	50,200	949
Haverty Furniture Cos Inc	18,190	331		Meta Financial Group Inc	5,418	603
Hibbett Sports Inc (a)	22,542	614		MutualFirst Financial Inc	6,409	236
J Alexander's Holdings Inc (a)	2,058	25		Northeast Community Bancorp Inc	2,697	27
Jack in the Box Inc	46,468	4,168		Northfield Bancorp Inc	56,218	890
JC Penney Co Inc (a)	40,132	117		Northwest Bancshares Inc	81,245	1,348
Kirkland's Inc (a)	39,903	423		OceanFirst Financial Corp	10,737	290
Kona Grill Inc (a)	3,177	5		Oconee Federal Financial Corp	252	7
La-Z-Boy Inc	13,470	388		Oritani Financial Corp	43,617	668
Luby's Inc (a)	28,408	73		Pacific Premier Bancorp Inc (a)	178,325	7,089
MarineMax Inc (a)	20,505	443		Provident Financial Holdings Inc	10,803	198
Movado Group Inc	30,404	1,199		Provident Financial Services Inc	69,272	1,809
Nathan's Famous Inc	90	7		Prudential Bancorp Inc	9,546	175
National Vision Holdings Inc (a)	2,278	76		Riverview Bancorp Inc	25,355	239
NBHSA Inc (a)	790	271		SI Financial Group Inc	4,133	59
New York & Co Inc (a)	6,083	24		Southern Missouri Bancorp Inc	1,004	35
Office Depot Inc	401,610	919		Sterling Bancorp/DE	108,439	2,576
Party City Holdco Inc (a)	6,978	110		Territorial Bancorp Inc	7,249	221
PC Connection Inc	31,529	841		Timberland Bancorp Inc/WA	8,325	272
PCM Inc (a)	12,884	167		United Community Financial Corp/OH	23,643	239
Penske Automotive Group Inc	12,849	579		United Financial Bancorp Inc	47,622	787
PetIQ Inc (a)	358	8		Washington Federal Inc	108,589	3,447
Pier 1 Imports Inc	40,525	91		Waterstone Financial Inc	32,112	550
Potbelly Corp (a)	2,501	30		WSFS Financial Corp	2,310	116
Red Robin Gourmet Burgers Inc (a)	4,525	282				$42,383
Regis Corp (a)	46,226	722		Semiconductors - 2.45%
Rush Enterprises Inc - Class A (a)	23,438	957		Alpha & Omega Semiconductor Ltd (a)	20,001	303
Rush Enterprises Inc - Class B (a)	11,960	465		Ambarella Inc (a)	1,986	92
Ruth's Hospitality Group Inc	4,190	112		Amkor Technology Inc (a)	228,183	1,890
Shoe Carnival Inc	19,870	484		Amtech Systems Inc (a)	6,887	48
Signet Jewelers Ltd	7,318	284		Aquantia Corp (a)	481	6
Sonic Automotive Inc	26,564	526		AXT Inc (a)	39,113	229
Sonic Corp	1,688	44		Brooks Automation Inc	21,901	545
Stage Stores Inc	30,130	88		Cabot Microelectronics Corp	5,345	542
Tailored Brands Inc	6,036	190		Cohu Inc	26,997	577
Tilly's Inc	32,583	365		Diodes Inc (a)	38,953	1,112
Trans World Entertainment Corp (a)	33,798	42		DSP Group Inc (a)	25,567	305
TravelCenters of America LLC (a)	33,344	122		EMCORE Corp (a)	2,565	11
Tuesday Morning Corp (a)	48,102	171		FormFactor Inc (a)	17,246	198
Vera Bradley Inc (a)	52,984	602		GSI Technology Inc (a)	2,225	16
Vitamin Shoppe Inc (a)	10,922	54		Integrated Device Technology Inc (a)	256,950	7,151
World Fuel Services Corp	40,070	860		inTEST Corp (a)	2,200	16
Zumiez Inc (a)	22,476	526		Kulicke & Soffa Industries Inc (a)	55,966	1,281
		$52,737		MaxLinear Inc (a)	271,775	6,069
Savings & Loans - 3.66%				MKS Instruments Inc	3,037	311
Atlantic Coast Financial Corp (a)	210	2		Nanometrics Inc (a)	13,134	326
Banc of California Inc	16,491	316		Photronics Inc (a)	87,053	666
BankFinancial Corp	22,248	376		Rambus Inc (a)	21,732	293
Beneficial Bancorp Inc	91,047	1,443		Richardson Electronics Ltd/United States	10,085	93
Berkshire Hills Bancorp Inc	66,559	2,525		Rudolph Technologies Inc (a)	28,050	711
BofI Holding Inc (a)	5,639	227		Semtech Corp (a)	835	33
Brookline Bancorp Inc	63,243	1,050		Sigma Designs Inc (a)	32,780	207
BSB Bancorp Inc/MA (a)	941	30		Silicon Laboratories Inc (a)	49,775	4,624
Capitol Federal Financial Inc	141,427	1,764		SMART Global Holdings Inc (a)	627	25
Charter Financial Corp/MD	25,514	593		Ultra Clean Holdings Inc (a)	9,316	163
Citizens Community Bancorp Inc/WI	2,250	31		Veeco Instruments Inc (a)	11,306	175
Community Bankers Trust Corp (a)	3,282	29		Xcerra Corp (a)	26,710	323
Dime Community Bancshares Inc	61,832	1,221				$28,341
Entegra Financial Corp (a)	1,060	31		Software - 2.43%
ESSA Bancorp Inc	8,570	125		Acxiom Corp (a)	16,381	426
First Defiance Financial Corp	9,570	572		Allscripts Healthcare Solutions Inc (a)	122,979	1,429
First Financial Northwest Inc	9,327	158		American Software Inc/GA	1,843	24
Flagstar Bancorp Inc (a)	69,866	2,414		Avid Technology Inc (a)	2,020	9
Flushing Financial Corp	37,305	967		Bottomline Technologies de Inc (a)	5,045	199
Greene County Bancorp Inc	231	8		Cision Ltd (a)	161,625	2,164
Hingham Institution for Savings	123	25		CommerceHub Inc - Series A (a)	134,050	3,039
HMN Financial Inc (a)	2,080	40		Computer Programs & Systems Inc	815	24
Home Bancorp Inc	4,453	193		Cotiviti Holdings Inc (a)	131,250	4,533

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Software (continued)			Telecommunications (continued)
CSG Systems International Inc	1,362	$58	United States Cellular Corp (a)	8,325	$329
CyberArk Software Ltd (a)	137,000	7,530	ViaSat Inc (a)	5,441	348
Digi International Inc (a)	38,164	439	Viavi Solutions Inc (a)	23,423	221
Donnelley Financial Solutions Inc (a)	1,453	27	Windstream Holdings Inc	8,992	14
Evolent Health Inc (a)	4,781	79			$10,190
Glu Mobile Inc (a)	13,922	61	Textiles - 0.07%
InnerWorkings Inc (a)	8,217	83	Dixie Group Inc/The (a)	12,240	37
Manhattan Associates Inc (a)	70,000	3,014	UniFirst Corp/MA	4,724	758
ManTech International Corp/VA	26,742	1,580			$795
MicroStrategy Inc (a)	756	96	Toys, Games & Hobbies - 0.01%
Monotype Imaging Holdings Inc	4,067	90	Funko Inc (a)	1,392	12
NantHealth Inc (a)	2,692	9	JAKKS Pacific Inc (a)	25,395	60
PDF Solutions Inc (a)	259	3
pdvWireless Inc (a)	1,425	42			$72
			Transportation - 1.96%
Progress Software Corp	19,684	727	Air Transport Services Group Inc (a)	2,522	51
QAD Inc	546	25	ArcBest Corp	27,939	896
Quality Systems Inc (a)	3,819	51	Atlas Air Worldwide Holdings Inc (a)	25,209	1,599
Red Violet Inc (a)	387	2	Celadon Group Inc (a)	23,190	65
Ribbon Communications Inc (a)	32,616	190	Costamare Inc	80,151	544
Rosetta Stone Inc (a)	2,128	30	Covenant Transportation Group Inc (a)	13,753	381
SailPoint Technologies Holding Inc (a)	759	18	Daseke Inc (a)	4,278	36
SendGrid Inc (a)	320	9	DHT Holdings Inc	70,058	254
Synchronoss Technologies Inc (a)	28,794	323	Dorian LPG Ltd (a)	53,081	381
Verint Systems Inc (a)	24,559	1,034	Eagle Bulk Shipping Inc (a)	5,453	28
Zynga Inc (a)	217,491	750	Echo Global Logistics Inc (a)	10,348	283
		$28,117	Frontline Ltd/Bermuda	11,002	48
Storage & Warehousing - 0.17%			GasLog Ltd	27,425	462
Mobile Mini Inc	38,135	1,602	Genco Shipping & Trading Ltd (a)	1,084	17
Wesco Aircraft Holdings Inc (a)	36,669	370	Gener8 Maritime Inc (a)	16,289	94
		$1,972	Genesee & Wyoming Inc (a)	121,456	8,648
Supranational Bank - 0.02%			Golar LNG Ltd	10,205	328
Banco Latinoamericano de Comercio Exterior	6,785	184	Golden Ocean Group Ltd	6,463	52
SA			Heartland Express Inc	273	5
			Hornbeck Offshore Services Inc (a)	31,143	112
Telecommunications - 0.88%			Hub Group Inc (a)	19,853	873
Acacia Communications Inc (a)	183	5	International Seaways Inc (a)	16,128	325
ADTRAN Inc	33,665	493	Kirby Corp (a)	9,031	770
Alaska Communications Systems Group Inc	16,029	24	Marten Transport Ltd	57,938	1,130
(a)			Matson Inc	9,562	280
ATN International Inc	15,238	808	Navios Maritime Acquisition Corp	15,028	12
Aviat Networks Inc (a)	1,298	21	Overseas Shipholding Group Inc (a)	158,429	590
Aware Inc/MA (a)	17,409	68	PAM Transportation Services Inc (a)	5,127	185
Black Box Corp	5,411	11	Patriot Transportation Holding Inc (a)	320	6
Calix Inc (a)	6,305	42	Roadrunner Transportation Systems Inc (a)	31,860	68
Casa Systems Inc (a)	682	16	Safe Bulkers Inc (a)	7,655	22
Cincinnati Bell Inc (a)	5,935	90	Saia Inc (a)	10,031	663
Communications Systems Inc	8,832	32	Schneider National Inc	1,679	45
Comtech Telecommunications Corp	21,270	651	Scorpio Bulkers Inc	7,986	61
Consolidated Communications Holdings Inc	4,118	47	Scorpio Tankers Inc	216,439	576
Finisar Corp (a)	67,817	1,057	Ship Finance International Ltd	35,626	507
Frontier Communications Corp	11,940	99	Teekay Corp	8,967	79
GCI Liberty Inc (a)	1,832	82	Teekay Tankers Ltd	122,988	142
Globalstar Inc (a)	26,702	16	Universal Logistics Holdings Inc	556	12
Harmonic Inc (a)	27,789	101	USA Truck Inc (a)	6,627	159
Hawaiian Telcom Holdco Inc (a)	6,893	188	Werner Enterprises Inc	52,522	1,801
IDT Corp - Class B (a)	1,289	7	YRC Worldwide Inc (a)	3,817	32
Infinera Corp (a)	15,557	182			$22,622
Intelsat SA (a)	6,342	62	Trucking & Leasing - 0.32%
Iridium Communications Inc (a)	80,292	955	GATX Corp	39,945	2,606
KVH Industries Inc (a)	13,151	140	Greenbrier Cos Inc/The	18,306	803
Liberty Latin America Ltd (a)	8,211	148	Willis Lease Finance Corp (a)	7,194	235
Liberty Latin America Ltd (a)	3,843	71
NeoPhotonics Corp (a)	7,788	40			$3,644
NETGEAR Inc (a)	24,262	1,341	Water - 0.23%
Oclaro Inc (a)	2,307	18	American States Water Co	16,360	912
Optical Cable Corp (a)	8,872	25	Artesian Resources Corp	10,338	396
ORBCOMM Inc (a)	2,919	27	California Water Service Group	7,240	281
			Connecticut Water Service Inc	3,073	208
Preformed Line Products Co	4,545	305	Consolidated Water Co Ltd	16,570	234
RF Industries Ltd	300	2	Middlesex Water Co	313	13
Spok Holdings Inc	21,293	317	SJW Group	7,203	436
Telephone & Data Systems Inc	63,414	1,733	York Water Co/The	5,980	193
TESSCO Technologies Inc	3,088	54			$2,673
			TOTAL COMMON STOCKS		$1,092,234

See accompanying notes.

		Schedule of Investments
		SmallCap Value Fund II
		April 30, 2018 (unaudited)

INVESTMENT COMPANIES - 5.22%	Shares Held	Value (000's)
Money Market Funds - 5.22%
Principal Government Money Market Fund	60,357,335	$60,357
1.55%(d),(e)

TOTAL INVESTMENT COMPANIES		$60,357
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
Holding Companies - Diversified - 0.00%
Steel Partners Holdings LP 6.00%, 2/7/2026	507	$10

Telecommunications - 0.00%
GCI Liberty Inc 0.00% (a),(f)	581	14

TOTAL PREFERRED STOCKS		$24
Total Investments		$1,152,615
Other Assets and Liabilities - 0.34%		$4,058
TOTAL NET ASSETS - 100.00%		$1,156,673

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $61 or 0.01% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.35%
Industrial		15.36%
Consumer, Cyclical		11.89%
Consumer, Non-cyclical		11.79%
Energy		7.93%
Technology		7.10%
Investment Companies		5.22%
Basic Materials		3.88%
Communications		3.66%
Utilities		2.46%
Government		0.02%
Diversified		0.00%
Other Assets and Liabilities		0.34%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		April 30, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$211,818	$151,461		$60,357
		$—		$211,818	$151,461		$60,357

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	223		$—			$—	$—
	$223		$—			$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
SmallCap Value Fund II
April 30, 2018 (unaudited)

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2018	Long	799	$61,675	$(929)
Total				$(929)
Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 102.43%	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Alabama - 2.98%			California (continued)
Auburn University			Metropolitan Water District of Southern
5.00%, 6/1/2038	$945	$947	California
Birmingham Airport Authority (credit support			5.00%, 7/1/2029	$1,150	$1,193
from AGM)			Oakland Unified School District/Alameda
5.25%, 7/1/2030(a)	1,000	1,061	County
Lower Alabama Gas District/The			5.00%, 8/1/2034	2,210	2,502
5.00%, 9/1/2034	6,500	7,537	Port of Los Angeles
Selma Industrial Development Board			5.00%, 8/1/2031	1,240	1,287
6.25%, 11/1/2033	700	746	Richmond Joint Powers Financing Authority
		$10,291	6.25%, 7/1/2024	1,000	1,049
Alaska - 0.45%			Riverside Community Properties Development
Borough of Matanuska-Susitna AK (credit			Inc
support from AGC)			6.00%, 10/15/2038	1,150	1,373
5.50%, 9/1/2023(a)	1,500	1,572	Sacramento Area Flood Control
			Agency (credit support from BAM)
Arizona - 2.67%			5.00%, 10/1/2039(a)	1,340	1,468
Arizona Department of Transportation State			San Diego Tobacco Settlement Revenue
Highway Fund Revenue			Funding Corp
5.00%, 7/1/2026	1,500	1,508	4.00%, 6/1/2032	1,000	1,011
City of Phoenix Civic Improvement Corp			San Diego Unified School District/CA
5.00%, 7/1/2034	1,000	1,036	0.00%, 7/1/2032(d)	5,000	3,029
Navajo Nation			Southern California Public Power Authority
5.50%, 12/1/2030(b)	1,240	1,367	5.25%, 7/1/2028	1,000	1,100
Salt Verde Financial Corp			University of California
5.00%, 12/1/2032	4,605	5,343	5.75%, 5/15/2025	1,380	1,437
		$9,254	West Contra Costa Unified School District
California - 14.91%			5.25%, 8/1/2033	1,000	1,134
Alum Rock Union Elementary School					$51,623
District			Colorado - 1.76%
5.25%, 8/1/2043	1,000	1,090	Denver Convention Center Hotel Authority
California Educational Facilities Authority			5.00%, 12/1/2036	1,000	1,103
5.00%, 10/1/2038(c)	2,700	2,737	Eagle County Airport Terminal Corp
5.00%, 1/1/2039(c)	6,240	6,379	5.00%, 5/1/2033	2,000	2,212
California Health Facilities Financing			5.00%, 5/1/2041	500	545
Authority			Platte River Power Authority
5.00%, 11/15/2046 (c)	1,691	1,871	5.00%, 6/1/2026	1,135	1,172
California Pollution Control Financing			Regional Transportation District
Authority			6.00%, 1/15/2041	450	479
4.30%, 7/1/2040	2,000	2,089	6.50%, 1/15/2030	500	545
California Statewide Communities					$6,056
Development Authority			Connecticut - 2.02%
6.25%, 11/15/2019 (b)	200	209	Mohegan Tribal Finance Authority
6.63%, 11/15/2024 (b)	500	531	7.00%, 2/1/2045(b)	5,500	5,791
California Statewide Communities			State of Connecticut (credit support from
Development Authority (credit support from			ACA)
FHA INS)			6.60%, 7/1/2024(a)	1,215	1,218
6.63%, 8/1/2029(a)	890	942			$7,009
California Statewide Communities			District of Columbia - 1.07%
Development Authority (credit support from			District of Columbia
GNMA COLL)			5.00%, 12/1/2023	1,785	1,872
4.90%, 7/20/2039(a)	500	519	5.00%, 12/1/2024	715	750
City of Los Angeles Department of Airports			6.38%, 10/1/2034	1,000	1,061
5.00%, 5/15/2035	1,500	1,584			$3,683
City of Vernon CA Electric System Revenue			Florida - 3.64%
5.13%, 8/1/2021	285	294	City of Lakeland FL Department of Electric
5.13%, 8/1/2021	455	472	Utilities
Golden State Tobacco Securitization Corp			5.25%, 10/1/2036	1,000	1,246
5.30%, 6/1/2037	1,000	1,023	County of Miami-Dade FL Aviation
5.75%, 6/1/2047	11,325	11,650	Revenue (credit support from AGC)
Golden State Tobacco Securitization			5.25%, 10/1/2033(a)	525	532
Corp (credit support from GOLDEN ST TOB			5.25%, 10/1/2033(a)	1,475	1,495
SECURITIZATION)			Escambia County Health Facilities
5.00%, 6/1/2033(a)	985	994	Authority (credit support from AMBAC)
Lancaster Redevelopment Agency Successor			5.95%, 7/1/2020(a)	10	11
Agency			Florida Development Finance Corp
6.50%, 8/1/2029	580	613	5.63%, 1/1/2047(b),(e)	1,500	1,542
Los Angeles Department of Water & Power			Greater Orlando Aviation Authority
Power System Revenue			5.00%, 10/1/2047(c)	7,001	7,778
5.25%, 7/1/2038	1,000	1,006			$12,604
Los Angeles Unified School District/CA			Georgia - 2.39%
5.00%, 7/1/2029	1,000	1,037	Atlanta Development Authority
			6.75%, 1/1/2035	2,000	2,007

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Georgia (continued)			Indiana (continued)
Atlanta Development Authority (continued)			Town of Shoals IN
7.00%, 1/1/2040	$2,000	$2,019	7.25%, 11/1/2043	$700	$786
City of Atlanta GA Water & Wastewater					$6,259
Revenue			Iowa - 0.35%
6.00%, 11/1/2027	1,000	1,060	City of Altoona IA (credit support from CITY
Main Street Natural Gas Inc			APPROP)
4.00%, 4/1/2048(e)	3,000	3,174	5.75%, 6/1/2031(a)	1,200	1,204
		$8,260
Idaho - 0.65%			Kansas - 0.31%
Idaho Health Facilities Authority			Kansas Development Finance Authority
6.65%, 2/15/2021(e)	2,000	2,244	5.50%, 11/15/2029	20	21
			5.50%, 11/15/2029	980	1,037
Illinois - 15.72%					$1,058
Chicago O'Hare International Airport			Kentucky - 1.63%
5.00%, 1/1/2033	2,000	2,218	Kentucky Economic Development Finance
5.00%, 1/1/2052	1,500	1,612	Authority
5.25%, 1/1/2036	2,000	2,288	5.38%, 8/15/2024	500	505
City of Chicago IL			5.38%, 8/15/2024	500	504
5.00%, 1/1/2034	3,000	3,018	5.63%, 8/15/2027	500	505
5.25%, 1/1/2029	2,000	2,118	5.63%, 8/15/2027	500	505
6.00%, 1/1/2038	2,965	3,277	Kentucky Economic Development Finance
7.13%, 3/15/2022	300	300	Authority (credit support from AGC)
7.46%, 2/15/2026	659	478	6.00%, 12/1/2033(a)	1,000	1,003
City of Chicago IL Wastewater Transmission			Kentucky State Property & Building
Revenue			Commission (credit support from AGC)
5.00%, 1/1/2030	1,000	1,085	5.25%, 2/1/2025(a)	885	908
5.00%, 1/1/2032	1,000	1,075	5.25%, 2/1/2025(a)	115	118
5.00%, 1/1/2033	2,000	2,145	Paducah Electric Plant Board (credit support
City of Chicago IL Waterworks Revenue			from AGC)
5.00%, 11/1/2028	1,000	1,102	5.25%, 10/1/2035(a)	1,500	1,546
Gilberts Special Service Area No 24/IL					$5,594
5.38%, 3/1/2034	280	253	Louisiana - 1.88%
Illinois Finance Authority			Lafayette Public Trust Financing
4.38%, 12/1/2042	1,400	1,376	Authority (credit support from AGM)
5.38%, 8/15/2024	500	522	5.25%, 10/1/2030(a)	1,000	1,076
5.75%, 8/15/2030	1,050	1,102	Louisiana Local Government Environmental
6.00%, 3/1/2038	1,540	1,592	Facilities & Community Development
6.25%, 11/15/2035	350	370	Authority
6.25%, 11/15/2035	650	692	3.50%, 11/1/2032	3,000	2,930
6.50%, 11/1/2038	1,000	1,023	Louisiana Public Facilities Authority
7.25%, 11/1/2038	1,000	1,026	0.00%, 7/1/2039(d)	417	—
Illinois State Toll Highway Authority			0.00%, 7/1/2039(d)	659	—
5.00%, 12/1/2032	5,200	5,903	Louisiana Public Facilities Authority (credit
5.00%, 1/1/2040(c)	2,000	2,218	support from FNMA)
5.25%, 1/1/2030	1,000	1,047	0.00%, 12/1/2019(a),(d)	1,500	1,453
Metropolitan Pier & Exposition Authority			New Orleans Aviation Board (credit support
5.00%, 6/15/2057	700	733	from AGC)
Metropolitan Pier & Exposition			6.00%, 1/1/2023(a)	1,000	1,028
Authority (credit support from NATL)					$6,487
5.50%, 6/15/2029(a)	2,410	2,675	Maine - 0.52%
Metropolitan Water Reclamation District of			Finance Authority of Maine
Greater Chicago			4.38%, 8/1/2035(b),(e)	1,800	1,806
5.00%, 12/1/2028	5,000	5,776
Sales Tax Securitization Corp			Maryland - 0.65%
5.00%, 1/1/2048	3,000	3,286	Maryland Economic Development Corp
State of Illinois			5.00%, 3/31/2041	1,000	1,092
5.50%, 7/1/2027	3,410	3,580	5.75%, 6/1/2035	545	586
United City of Yorkville IL			Maryland Health & Higher Educational
5.75%, 3/1/2028	500	499	Facilities Authority
		$54,389	6.00%, 7/1/2041	500	557
Indiana - 1.81%					$2,235
Indiana Finance Authority			Massachusetts - 1.84%
1.55%, 11/1/2037(e)	2,700	2,700	Massachusetts Bay Transportation Authority
5.00%, 10/1/2044	700	728	5.25%, 7/1/2028	2,000	2,455
5.38%, 11/1/2032	1,000	1,018	Massachusetts Development Finance Agency
Indiana Municipal Power Agency			5.75%, 12/1/2042(e)	1,000	1,038
6.00%, 1/1/2039	1,000	1,027	Massachusetts Educational Financing
			Authority
			4.90%, 7/1/2028	1,775	1,829

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Massachusetts (continued)			New York (continued)
Massachusetts State College Building			Metropolitan Transportation Authority
Authority (credit support from ST APPROP)			5.25%, 11/15/2030	$1,500	$1,578
5.50%, 5/1/2039(a)	$1,000	$1,036	New York City Industrial Development
		$6,358	Agency (credit support from AGC)
Michigan - 0.78%			6.13%, 1/1/2029(a)	1,000	1,029
City of Detroit MI Sewage Disposal System			New York City Transitional Finance Authority
Revenue (credit support from AGM)			Building Aid Revenue (credit support from
7.00%, 7/1/2027(a)	1,500	1,587	ST AID WITHHLDG)
Wayne County Airport Authority			5.25%, 1/15/2039(a)	2,145	2,194
5.00%, 12/1/2045	1,000	1,097	New York City Transitional Finance Authority
		$2,684	Future Tax Secured Revenue
Minnesota - 0.96%			1.56%, 11/1/2042(e)	3,000	3,000
City of Minneapolis MN			New York Counties Tobacco Trust VI
6.75%, 11/15/2032	500	513	5.00%, 6/1/2031	215	238
City of Minneapolis MN (credit support from			5.00%, 6/1/2036	740	808
AGC)			5.00%, 6/1/2041	400	432
6.50%, 11/15/2038 (a)	835	856	New York Liberty Development Corp
City of Rochester MN			5.00%, 11/15/2031	1,000	1,086
5.00%, 11/15/2034	1,600	1,954	5.00%, 9/15/2040	1,000	1,092
		$3,323	New York Liberty Development Corp (credit
Missouri - 0.53%			support from GO OF AUTH)
			5.00%, 12/15/2041 (a)	1,000	1,081
City of St Louis MO Airport Revenue (credit
support from NATL)			New York State Dormitory Authority (credit
5.50%, 7/1/2028(a)	1,500	1,846	support from AGC ST AID WITHHLDG)
			5.00%, 10/1/2023(a)	1,860	1,943
			5.00%, 10/1/2023(a)	140	146
Nebraska - 0.60%
Municipal Energy Agency of Nebraska (credit			New York State Thruway Authority
support from BHAC)			5.25%, 1/1/2056	4,395	4,930
5.13%, 4/1/2029(a)	1,000	1,030	New York Transportation Development Corp
			4.00%, 1/1/2036(f)	1,000	992
University of Nebraska
5.25%, 7/1/2039	1,000	1,023	5.00%, 8/1/2021	3,500	3,752
		$2,053	5.25%, 1/1/2050	3,125	3,379
Nevada - 1.51%			Tompkins County Development Corp
County of Clark Department of Aviation			5.00%, 7/1/2027	115	119
5.13%, 7/1/2034	1,000	1,048	Westchester County Local Development
Las Vegas Redevelopment Agency			Corp
5.00%, 6/15/2040	3,850	4,198	5.00%, 11/1/2046	2,400	2,530
		$5,246			$35,568
New Hampshire - 0.72%			North Carolina - 0.62%
City of Manchester NH General Airport			City of Raleigh NC Combined Enterprise
Revenue (credit support from AGM)			System Revenue
5.13%, 1/1/2030(a)	1,000	1,018	5.00%, 3/1/2031	1,000	1,082
New Hampshire Health and Education			North Carolina Medical Care Commission
Facilities Authority Act			5.00%, 10/1/2047	1,000	1,083
1.55%, 7/1/2035(e)	1,500	1,500			$2,165
		$2,518	Ohio - 5.13%
New Jersey - 4.12%			American Municipal Power Inc
Casino Reinvestment Development Authority			5.25%, 2/15/2033	2,575	2,817
5.25%, 11/1/2039	750	795	Buckeye Tobacco Settlement Financing
New Jersey Economic Development			Authority
Authority			6.00%, 6/1/2042	2,000	1,995
3.35%, 7/15/2036	2,500	2,176	Buckeye Tobacco Settlement Financing
4.00%, 7/1/2032	805	799	Authority (credit support from BUCKEYE
5.00%, 9/1/2034	1,000	1,040	OHIO TOB SETTLEMENT)
			5.75%, 6/1/2034(a)	2,500	2,478
5.75%, 4/1/2031	1,005	1,113
5.75%, 6/1/2031	550	592	City of Cincinnati OH
New Jersey Transportation Trust Fund			5.00%, 12/1/2032	815	906
Authority			County of Hamilton OH
5.25%, 6/15/2032	2,000	2,151	5.00%, 1/1/2036	1,435	1,533
5.25%, 6/15/2034	2,250	2,413	5.00%, 1/1/2046	2,500	2,650
			County of Montgomery OH
South Jersey Port Corp			1.55%, 11/15/2039 (e)	1,000	1,000
5.00%, 1/1/2048	3,000	3,191
			Ohio Air Quality Development Authority
		$14,270	3.75%, 12/1/2023 (e)	2,000	925
New York - 10.26%			4.25%, 1/15/2038(b)	1,000	992
Brooklyn Arena Local Development Corp			4.50%, 1/15/2048(b)	850	859
6.38%, 7/15/2043	1,400	1,505
City of New York NY			Ohio Housing Finance Agency (credit support
1.56%, 10/1/2046(e)	1,000	1,000	from GNMA/FNMA/FHLMC)
			5.20%, 9/1/2029(a)	335	338
Hudson Yards Infrastructure Corp			State of Ohio
5.75%, 2/15/2047	1,585	1,745	3.25%, 1/1/2035	1,270	1,198
5.75%, 2/15/2047	915	989			$17,691

See accompanying notes.

Schedule of Investments Tax-Exempt Bond Fund April 30, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Oklahoma - 1.08%			Texas (continued)
Oklahoma Development Finance Authority			Tarrant County Cultural Education Facilities
5.00%, 8/1/2047	$1,750	$1,860	Finance Corp (continued)
5.50%, 8/15/2052	1,000	1,116	6.00%, 11/15/2027	$2,250	$2,461
Tulsa Airports Improvement Trust			Tarrant County Cultural Education Facilities
5.00%, 6/1/2035(e)	700	749	Finance Corp (credit support from AGC)
		$3,725	6.25%, 7/1/2028(a)	1,000	1,027
Oregon - 0.30%			Texas A&M University
Oregon State Business Development			5.00%, 5/15/2027	1,000	1,033
Commission			Texas Municipal Gas Acquisition & Supply
6.50%, 4/1/2031(b)	1,000	1,027	Corp I
			6.25%, 12/15/2026	1,220	1,420
Pennsylvania - 2.35%			Texas Private Activity Bond Surface
Blythe Township Solid Waste Authority			Transportation Corp
7.75%, 12/1/2037	1,000	1,046	7.00%, 12/31/2038	1,000	1,169
Commonwealth Financing Authority					$27,000
5.00%, 6/1/2032	3,000	3,369	Utah - 0.79%
5.00%, 6/1/2033	2,000	2,237	Utah Infrastructure Agency
Pennsylvania Economic Development			5.00%, 10/15/2034	1,000	1,093
Financing Authority			5.00%, 10/15/2037	1,500	1,628
6.00%, 6/1/2031	500	501			$2,721
Pennsylvania Turnpike Commission			Virginia - 1.25%
5.75%, 12/1/2028	245	267	County of Botetourt VA
5.75%, 12/1/2028	175	191	6.00%, 7/1/2034	1,000	1,095
6.00%, 12/1/2034	65	71	6.00%, 7/1/2044	1,000	1,086
6.00%, 12/1/2034	80	88	Roanoke Economic Development Authority
6.00%, 12/1/2034	355	389	6.63%, 12/1/2044	1,295	1,399
		$8,159	Washington County Industrial Development
South Carolina - 0.76%			Authority/VA
South Carolina Jobs-Economic Development			7.50%, 7/1/2029	750	777
Authority					$4,357
5.25%, 11/15/2047	1,500	1,589	Washington - 1.35%
South Carolina Jobs-Economic Development			FYI Properties
Authority (credit support from AGC)			5.50%, 6/1/2039	1,000	1,033
5.38%, 2/1/2029(a)	1,000	1,026
			Seattle Housing Authority (credit support
		$2,615	from HUD SECT 8)
South Dakota - 0.44%			3.63%, 12/1/2043(a)	600	572
Oglala Sioux Tribe			Washington Health Care Facilities Authority
5.75%, 10/1/2025(b)	1,500	1,508	7.38%, 3/1/2038	1,000	1,045
			Washington Health Care Facilities
Tennessee - 1.35%			Authority (credit support from AGM)
Metropolitan Government Nashville &			5.50%, 8/15/2038(a)	1,000	1,011
Davidson County Health & Educational Facs			Washington Higher Education Facilities
Bd			Authority
5.00%, 7/1/2040	4,250	4,671	5.63%, 10/1/2040	1,000	1,050
					$4,711
Texas - 7.83%			West Virginia - 0.37%
Capital Area Cultural Education Facilities			West Virginia Hospital Finance Authority
Finance Corp			5.50%, 6/1/2034	1,250	1,298
6.13%, 4/1/2045(e)	1,000	1,064
Central Texas Turnpike System			Wisconsin - 2.08%
5.00%, 8/15/2031	1,285	1,410	City of Superior WI (credit support from GO
City of Fort Worth TX Water & Sewer System			OF CORP)
Revenue			5.38%, 11/1/2021(a)	750	752
4.00%, 2/15/2042	1,100	1,135	Public Finance Authority
City of Houston TX Airport System Revenue			4.00%, 8/1/2035	1,580	1,526
5.00%, 7/1/2029	2,000	2,164	5.00%, 9/30/2037	500	548
Harris County Industrial Development Corp			5.00%, 9/30/2049	500	541
5.00%, 2/1/2023	400	419	5.25%, 4/1/2030	1,400	1,494
Harris County-Houston Sports Authority			State of Wisconsin (credit support from ST
5.00%, 11/15/2030	3,000	3,314	APPROP)
Metropolitan Transit Authority of Harris			5.38%, 5/1/2025(a)	125	129
County			5.38%, 5/1/2025(a)	875	905
5.00%, 11/1/2033	2,435	2,790	Wisconsin Health & Educational Facilities
North Texas Tollway Authority			Authority
5.00%, 1/1/2045	1,000	1,088	6.38%, 2/15/2029	500	517
Port Beaumont Navigation District
7.25%, 2/1/2036(b),(e)	4,000	4,135
Sea Breeze Public Facility Corp
6.50%, 1/1/2046	100	102
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037	2,060	2,269

See accompanying notes.

		Schedule of Investments
		Tax-Exempt Bond Fund
		April 30, 2018 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority (continued)
6.63%, 2/15/2039	$720	$746
		$7,158
TOTAL MUNICIPAL BONDS		$354,300
Total Investments		$354,300
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.61)%
Notes with interest rates of 1.76% - 1.95% at	$(12,471)	$(12,471)
April 30, 2018 and contractual maturity of
collateral from 2018-2025.(g)
Total Net Investments		$341,829
Other Assets and Liabilities - 1.18%		$4,074
TOTAL NET ASSETS - 100.00%		$345,903

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,767 or 5.71% of net assets.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Non-income producing security
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security purchased on a when-issued basis.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2018.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	60.96%
Prerefunded	19.61%
Insured	12.36%
General Obligation Unlimited	7.09%
Tax Allocation	1.21%
Special Tax	0.65%
Special Assessment	0.32%
Certificate Participation	0.23%
Liability For Floating Rate Notes Issued	(3.61)%
Other Assets and Liabilities	1.18%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments
April 30, 2018 (unaudited)

Currency Abbreviations ARS BRL CAD CHF CLP CNH CNY COP CZK EGP EUR GBP HKD HUF IDR INR JPY KZT MXN MYR NGN NZD PEN PLN RUB SGD TRY USD/$ UYU ZAR

Argentine Peso

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Chinese Renminbi

Colombian Peso

Czech Koruna

Egyptian Pound

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Indian Rupee

Japanese Yen

Kazakhstani Tenge

Mexican Peso

Malaysian Ringgit

Nigerian Naira

New Zealand Dollar

Peruvian Nuevo Sol

Polish Zloty

Russian Rouble

Singapore Dollar

Turkish Lira

United States Dollar

Uruguayan Peso

South African Rand

See accompanying notes.

(This page intentionally left blank)

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
CALIFORNIA MUNICIPAL FUND
Institutional shares
2018	(b)	$10.54	$0.19	($0.26)	($0.07)	($0.18)	($0.18)	$10.29
2017		10.68	0.39	(0.17)	0.22	(0.36)	(0.36)	10.54
2016		10.46	0.36	0.23	0.59	(0.37)	(0.37)	10.68
2015	(g)	10.62	0.29	(0.12)	0.17	(0.33)	(0.33)	10.46

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Expenses to Average Net		Investment Income
		Net Assets, End of	to Average Net		Assets (Excluding Interest Expense		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Assets		Turnover Rate

(0.69)%	(c)	$86,518	0.57%(d),(e)		0.51%(d),(e),(f)		3.76	%(d)	55.5	%(d)
2.15		90,691	0.57	(e)	0.52 (e)	,(f)	3.68		39.8
5.68		5,771	0.65	(e)	0.60 (e)	,(f)	3.32		27.9
1.67	(c)	141	0.63 (d)	,(e)	0.60 (d)	,(e),(f)	4.09	(d)	26.6	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Period from February 27, 2015, date operations commenced, through October 31, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
CORE PLUS BOND FUND
Class J shares
2018	(c)	$11.06	$0.15	($0.37)	($0.22)	($0.16)	($0.16)	$10.68
2017		11.12	0.28	(0.05)	0.23	(0.29)	(0.29)	11.06
2016		10.87	0.25	0.23	0.48	(0.23)	(0.23)	11.12
2015		11.03	0.23	(0.15)	0.08	(0.24)	(0.24)	10.87
2014		10.86	0.23	0.19	0.42	(0.25)	(0.25)	11.03
2013		11.16	0.24	(0.31)	(0.07)	(0.23)	(0.23)	10.86
Institutional shares
2018	(c)	10.98	0.17	(0.38)	(0.21)	(0.17)	(0.17)	10.60
2017		11.04	0.32	(0.06)	0.26	(0.32)	(0.32)	10.98
2016		10.79	0.28	0.23	0.51	(0.26)	(0.26)	11.04
2015		10.96	0.28	(0.17)	0.11	(0.28)	(0.28)	10.79
2014		10.79	0.27	0.20	0.47	(0.30)	(0.30)	10.96
2013		11.09	0.28	(0.30)	(0.02)	(0.28)	(0.28)	10.79
R-1 shares
2018	(c)	10.98	0.12	(0.37)	(0.25)	(0.13)	(0.13)	10.60
2017		11.04	0.22	(0.05)	0.17	(0.23)	(0.23)	10.98
2016		10.79	0.19	0.23	0.42	(0.17)	(0.17)	11.04
2015		10.96	0.18	(0.16)	0.02	(0.19)	(0.19)	10.79
2014		10.79	0.18	0.19	0.37	(0.20)	(0.20)	10.96
2013		11.09	0.19	(0.31)	(0.12)	(0.18)	(0.18)	10.79
R-2 shares
2018	(c)	10.87	0.13	(0.38)	(0.25)	(0.13)	(0.13)	10.49
2017		10.93	0.24	(0.06)	0.18	(0.24)	(0.24)	10.87
2016		10.69	0.20	0.22	0.42	(0.18)	(0.18)	10.93
2015		10.86	0.19	(0.16)	0.03	(0.20)	(0.20)	10.69
2014		10.70	0.19	0.19	0.38	(0.22)	(0.22)	10.86
2013		10.99	0.20	(0.29)	(0.09)	(0.20)	(0.20)	10.70
R-3 shares
2018	(c)	10.91	0.14	(0.37)	(0.23)	(0.14)	(0.14)	10.54
2017		10.98	0.26	(0.07)	0.19	(0.26)	(0.26)	10.91
2016		10.73	0.22	0.23	0.45	(0.20)	(0.20)	10.98
2015		10.90	0.21	(0.16)	0.05	(0.22)	(0.22)	10.73
2014		10.74	0.21	0.19	0.40	(0.24)	(0.24)	10.90
2013		11.03	0.22	(0.29)	(0.07)	(0.22)	(0.22)	10.74
R-4 shares
2018	(c)	11.13	0.15	(0.38)	(0.23)	(0.15)	(0.15)	10.75
2017		11.19	0.28	(0.06)	0.22	(0.28)	(0.28)	11.13
2016		10.93	0.24	0.24	0.48	(0.22)	(0.22)	11.19
2015		11.10	0.24	(0.17)	0.07	(0.24)	(0.24)	10.93
2014		10.92	0.24	0.20	0.44	(0.26)	(0.26)	11.10
2013		11.22	0.24	(0.30)	(0.06)	(0.24)	(0.24)	10.92
R-5 shares
2018	(c)	10.93	0.15	(0.37)	(0.22)	(0.16)	(0.16)	10.55
2017		10.99	0.29	(0.05)	0.24	(0.30)	(0.30)	10.93
2016		10.74	0.25	0.23	0.48	(0.23)	(0.23)	10.99
2015		10.91	0.25	(0.17)	0.08	(0.25)	(0.25)	10.74
2014		10.75	0.24	0.19	0.43	(0.27)	(0.27)	10.91
2013		11.04	0.25	(0.29)	(0.04)	(0.25)	(0.25)	10.75

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(2.04)%(d),(e)		$138,842	0.79	%(f)	0.88%(f)	2.79	%(f)	126.6	%(f)
2.07	(e)	148,389	0.85	(g)	0.89	2.59		128.3
4.46	(e)	157,791	0.79		0.82	2.29		168.4
0.71	(e)	157,975	0.89		0.92	2.14		208.3
3.95	(e)	166,719	0.92		0.96	2.11		204.5
(0.61	) (e)	173,945	0.94		1.14	2.17		205.6

(1.89	) (d)	2,894,226	0.45 (f)	,(g)	–	3.12	(f)	126.6	(f)
2.45		3,219,716	0.49	(g)	–	2.94		128.3
4.80		3,630,319	0.50		–	2.58		168.4
1.01		3,861,879	0.50		–	2.53		208.3
4.40		3,556,478	0.52	(g)	–	2.49		204.5
(0.20)		1,925,899	0.52	(g)	–	2.58		205.6

(2.32	) (d)	4,501	1.33 (f)	,(g)	–	2.25	(f)	126.6	(f)
1.56		4,961	1.37	(g)	–	2.06		128.3
3.89		5,354	1.38		–	1.70		168.4
0.14		6,480	1.38		–	1.67		208.3
3.49		4,667	1.40		–	1.64		204.5
(1.07)		5,969	1.40		–	1.71		205.6

(2.27	) (d)	4,397	1.20 (f)	,(g)	–	2.36	(f)	126.6	(f)
1.72		6,446	1.24	(g)	–	2.19		128.3
3.98		10,445	1.25		–	1.83		168.4
0.28		11,029	1.25		–	1.79		208.3
3.57		10,799	1.27		–	1.77		204.5
(0.85)		14,978	1.27		–	1.83		205.6

(2.09	) (d)	18,550	1.02 (f)	,(g)	–	2.56	(f)	126.6	(f)
1.80		20,919	1.06	(g)	–	2.37		128.3
4.24		26,396	1.07		–	2.01		168.4
0.45		30,643	1.07		–	1.97		208.3
3.74		27,332	1.09		–	1.95		204.5
(0.67)		32,743	1.09		–	2.01		205.6

(2.05	) (d)	13,795	0.83 (f)	,(g)	–	2.75	(f)	126.6	(f)
2.04		15,827	0.87	(g)	–	2.56		128.3
4.44		21,651	0.88		–	2.20		168.4
0.63		23,662	0.88		–	2.16		208.3
4.05		27,091	0.90		–	2.14		204.5
(0.57)		30,315	0.90		–	2.20		205.6

(2.02	) (d)	47,049	0.71 (f)	,(g)	–	2.87	(f)	126.6	(f)
2.20		54,833	0.75	(g)	–	2.68		128.3
4.56		58,656	0.76		–	2.32		168.4
0.76		60,816	0.76		–	2.29		208.3
4.06		46,871	0.78		–	2.26		204.5
(0.37)		44,281	0.78		–	2.32		205.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2018	(c)	$13.82	$0.10	$0.16	$0.26	($0.21)	($0.21)	$13.87
2017		11.23	0.13	2.61	2.74	(0.15)	(0.15)	13.82
2016		11.43	0.15	(0.23)	(0.08)	(0.12)	(0.12)	11.23
2015		11.83	0.16	(0.43)	(0.27)	(0.13)	(0.13)	11.43
2014		11.67	0.14	0.21	0.35	(0.19)	(0.19)	11.83
2013		9.77	0.15	1.92	2.07	(0.17)	(0.17)	11.67
Institutional shares
2018	(c)	13.93	0.12	0.16	0.28	(0.25)	(0.25)	13.96
2017		11.32	0.17	2.63	2.80	(0.19)	(0.19)	13.93
2016		11.53	0.19	(0.23)	(0.04)	(0.17)	(0.17)	11.32
2015		11.94	0.21	(0.44)	(0.23)	(0.18)	(0.18)	11.53
2014		11.77	0.19	0.21	0.40	(0.23)	(0.23)	11.94
2013		9.87	0.20	1.92	2.12	(0.22)	(0.22)	11.77
R-1 shares
2018	(c)	13.89	0.06	0.17	0.23	(0.13)	(0.13)	13.99
2017		11.28	0.07	2.62	2.69	(0.08)	(0.08)	13.89
2016		11.48	0.09	(0.23)	(0.14)	(0.06)	(0.06)	11.28
2015		11.87	0.11	(0.43)	(0.32)	(0.07)	(0.07)	11.48
2014		11.70	0.09	0.20	0.29	(0.12)	(0.12)	11.87
2013		9.80	0.11	1.91	2.02	(0.12)	(0.12)	11.70
R-2 shares
2018	(c)	13.85	0.06	0.17	0.23	(0.15)	(0.15)	13.93
2017		11.25	0.08	2.61	2.69	(0.09)	(0.09)	13.85
2016		11.43	0.11	(0.22)	(0.11)	(0.07)	(0.07)	11.25
2015		11.83	0.12	(0.43)	(0.31)	(0.09)	(0.09)	11.43
2014		11.67	0.09	0.21	0.30	(0.14)	(0.14)	11.83
2013		9.77	0.12	1.92	2.04	(0.14)	(0.14)	11.67
R-3 shares
2018	(c)	13.90	0.08	0.17	0.25	(0.17)	(0.17)	13.98
2017		11.29	0.10	2.63	2.73	(0.12)	(0.12)	13.90
2016		11.48	0.13	(0.22)	(0.09)	(0.10)	(0.10)	11.29
2015		11.89	0.14	(0.44)	(0.30)	(0.11)	(0.11)	11.48
2014		11.72	0.12	0.22	0.34	(0.17)	(0.17)	11.89
2013		9.83	0.14	1.91	2.05	(0.16)	(0.16)	11.72
R-4 shares
2018	(c)	14.10	0.09	0.17	0.26	(0.20)	(0.20)	14.16
2017		11.46	0.13	2.65	2.78	(0.14)	(0.14)	14.10
2016		11.66	0.15	(0.23)	(0.08)	(0.12)	(0.12)	11.46
2015		12.07	0.17	(0.45)	(0.28)	(0.13)	(0.13)	11.66
2014		11.90	0.14	0.22	0.36	(0.19)	(0.19)	12.07
2013		9.97	0.16	1.95	2.11	(0.18)	(0.18)	11.90
R-5 shares
2018	(c)	14.07	0.10	0.17	0.27	(0.21)	(0.21)	14.13
2017		11.44	0.15	2.64	2.79	(0.16)	(0.16)	14.07
2016		11.64	0.16	(0.22)	(0.06)	(0.14)	(0.14)	11.44
2015		12.05	0.18	(0.44)	(0.26)	(0.15)	(0.15)	11.64
2014		11.88	0.16	0.22	0.38	(0.21)	(0.21)	12.05
2013		9.96	0.17	1.94	2.11	(0.19)	(0.19)	11.88

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

1.90%(d),(e)		$190,628	1.14	%(f)	1.17%(f)	1.42	%(f)	52.5	%(f)
24.76	(e)	192,872	1.17		1.20	1.09		46.7
(0.66	) (e)	164,531	1.17		1.20	1.40		48.2
(2.26	) (e)	181,039	1.25		1.28	1.38		51.7
2.98	(e)	200,044	1.26		1.30	1.16		67.0
21.40	(e)	204,288	1.30		1.50	1.43		76.9

2.04	(d)	12,024,033	0.83 (f)	,(g)	–	1.77	(f)	52.5	(f)
25.17		11,494,748	0.84	(g)	–	1.41		46.7
(0.34)		7,449,362	0.85		–	1.73		48.2
(1.90)		5,579,231	0.85		–	1.75		51.7
3.45		4,849,850	0.85		–	1.58		67.0
21.79		4,208,838	0.87		0.87	1.89		76.9

1.67	(d)	4,405	1.71	(f)	–	0.81	(f)	52.5	(f)
24.04		4,957	1.71		–	0.55		46.7
(1.20)		4,570	1.72		–	0.83		48.2
(2.80	) (h)	5,298	1.73		–	0.89		51.7
2.56	(h)	6,020	1.73		–	0.72		67.0
20.82		7,021	1.74		–	0.99		76.9

1.69	(d)	5,329	1.58	(f)	–	0.85	(f)	52.5	(f)
24.18		7,015	1.58		–	0.69		46.7
(0.99)		5,778	1.59		–	1.04		48.2
(2.64)		6,922	1.60		–	1.01		51.7
2.60		9,816	1.60		–	0.79		67.0
21.04		12,328	1.61		–	1.13		76.9

1.82	(d)	23,662	1.40	(f)	–	1.13	(f)	52.5	(f)
24.41		26,409	1.40		–	0.83		46.7
(0.79)		27,288	1.41		–	1.16		48.2
(2.54)		37,260	1.42		–	1.18		51.7
2.89		50,493	1.42		–	1.00		67.0
21.11		56,229	1.43		–	1.30		76.9

1.87	(d)	37,147	1.21	(f)	–	1.31	(f)	52.5	(f)
24.64		41,921	1.21		–	1.06		46.7
(0.65)		36,763	1.22		–	1.32		48.2
(2.30)		36,818	1.23		–	1.39		51.7
3.05		41,798	1.23		–	1.17		67.0
21.44		51,609	1.24		–	1.51		76.9

1.96	(d)	56,655	1.09	(f)	–	1.46	(f)	52.5	(f)
24.75		60,543	1.09		–	1.19		46.7
(0.52)		61,816	1.10		–	1.45		48.2
(2.16)		70,739	1.11		–	1.51		51.7
3.18		79,982	1.11		–	1.33		67.0
21.51		81,793	1.12		–	1.60		76.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
EQUITY INCOME FUND
Institutional shares
2018	(b)	$31.59	$0.37	$0.61	$0.98	($0.30)	($1.52)	($1.82)	$30.75
2017		26.72	0.66	5.29	5.95	(0.56)	(0.52)	(1.08)	31.59
2016		25.83	0.66	0.86	1.52	(0.63)	–	(0.63)	26.72
2015		26.30	0.64	(0.50)	0.14	(0.61)	–	(0.61)	25.83
2014		23.17	0.65	3.04	3.69	(0.56)	–	(0.56)	26.30
2013		19.49	0.64	3.65	4.29	(0.61)	–	(0.61)	23.17
R-1 shares
2018	(b)	31.42	0.23	0.61	0.84	(0.17)	(1.52)	(1.69)	30.57
2017		26.60	0.40	5.27	5.67	(0.33)	(0.52)	(0.85)	31.42
2016		25.71	0.44	0.84	1.28	(0.39)	–	(0.39)	26.60
2015		26.17	0.41	(0.49)	(0.08)	(0.38)	–	(0.38)	25.71
2014		23.06	0.45	3.00	3.45	(0.34)	–	(0.34)	26.17
2013		19.40	0.45	3.64	4.09	(0.43)	–	(0.43)	23.06
R-2 shares
2018	(b)	31.54	0.26	0.59	0.85	(0.18)	(1.52)	(1.70)	30.69
2017		26.68	0.45	5.28	5.73	(0.35)	(0.52)	(0.87)	31.54
2016		25.79	0.47	0.85	1.32	(0.43)	–	(0.43)	26.68
2015		26.26	0.45	(0.51)	(0.06)	(0.41)	–	(0.41)	25.79
2014		23.13	0.47	3.04	3.51	(0.38)	–	(0.38)	26.26
2013		19.46	0.48	3.65	4.13	(0.46)	–	(0.46)	23.13
R-3 shares
2018	(b)	31.45	0.28	0.60	0.88	(0.21)	(1.52)	(1.73)	30.60
2017		26.61	0.50	5.26	5.76	(0.40)	(0.52)	(0.92)	31.45
2016		25.73	0.51	0.85	1.36	(0.48)	–	(0.48)	26.61
2015		26.19	0.50	(0.50)	–	(0.46)	–	(0.46)	25.73
2014		23.07	0.51	3.03	3.54	(0.42)	–	(0.42)	26.19
2013		19.41	0.51	3.65	4.16	(0.50)	–	(0.50)	23.07
R-4 shares
2018	(b)	31.51	0.31	0.60	0.91	(0.24)	(1.52)	(1.76)	30.66
2017		26.65	0.56	5.27	5.83	(0.45)	(0.52)	(0.97)	31.51
2016		25.77	0.56	0.85	1.41	(0.53)	–	(0.53)	26.65
2015		26.24	0.54	(0.49)	0.05	(0.52)	–	(0.52)	25.77
2014		23.12	0.56	3.03	3.59	(0.47)	–	(0.47)	26.24
2013		19.45	0.55	3.66	4.21	(0.54)	–	(0.54)	23.12
R-5 shares
2018	(b)	31.55	0.33	0.61	0.94	(0.26)	(1.52)	(1.78)	30.71
2017		26.69	0.58	5.29	5.87	(0.49)	(0.52)	(1.01)	31.55
2016		25.81	0.60	0.84	1.44	(0.56)	–	(0.56)	26.69
2015		26.28	0.58	(0.50)	0.08	(0.55)	–	(0.55)	25.81
2014		23.15	0.59	3.04	3.63	(0.50)	–	(0.50)	26.28
2013		19.47	0.59	3.65	4.24	(0.56)	–	(0.56)	23.15

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

3.04	%(c)	$5,301,078	0.52%(d),(e)		2.38	%(d)	15.7	%(d)
22.77		5,181,521	0.52	(e)	2.26		23.3
5.96		3,973,961	0.52		2.53		16.4
0.55		3,921,558	0.52		2.44		15.8
16.08		4,325,786	0.52		2.63		14.5
22.39		3,791,024	0.52		2.99		16.4

2.59	(c)	2,673	1.39	(d)	1.50	(d)	15.7	(d)
21.69		2,545	1.39		1.37		23.3
5.02		1,987	1.39		1.71		16.4
(0.29)		3,194	1.39		1.57		15.8
15.06		3,135	1.39		1.81		14.5
21.36		3,661	1.39		2.11		16.4

2.62	(c)	4,079	1.26	(d)	1.63	(d)	15.7	(d)
21.88		4,435	1.26		1.53		23.3
5.17		5,036	1.26		1.81		16.4
(0.21)		5,605	1.26		1.71		15.8
15.25		7,068	1.26		1.90		14.5
21.48		8,608	1.26		2.27		16.4

2.72	(c)	40,828	1.08	(d)	1.82	(d)	15.7	(d)
22.08		50,079	1.08		1.73		23.3
5.35		58,084	1.08		1.99		16.4
0.01		68,044	1.08		1.89		15.8
15.47		80,594	1.08		2.06		14.5
21.72		72,261	1.08		2.39		16.4

2.82	(c)	39,498	0.89	(d)	2.00	(d)	15.7	(d)
22.33		42,346	0.89		1.92		23.3
5.54		46,986	0.89		2.18		16.4
0.18		56,958	0.89		2.07		15.8
15.64		54,861	0.89		2.26		14.5
21.94		50,967	0.89		2.59		16.4

2.91	(c)	121,207	0.77	(d)	2.13	(d)	15.7	(d)
22.46		126,461	0.77		1.99		23.3
5.66		99,310	0.77		2.33		16.4
0.30		165,486	0.77		2.19		15.8
15.81		168,487	0.77		2.37		14.5
22.11		142,322	0.77		2.73		16.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Institutional shares
2018	(b)	$10.47	$0.18	($0.13)	$0.05	($0.18)	($0.30)	($0.48)	$10.04
2017		10.15	0.43	0.46	0.89	(0.46)	(0.11)	(0.57)	10.47
2016	(g)	10.00	0.14	0.13	0.27	(0.12)	–	(0.12)	10.15
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2018	(b)	14.10	0.33	(0.28)	0.05	(0.33)	–	(0.33)	13.82
2017		13.66	0.73	0.46	1.19	(0.75)	–	(0.75)	14.10
2016		13.54	0.74	0.14	0.88	(0.76)	–	(0.76)	13.66
2015		14.71	0.70	(0.87)	(0.17)	(0.65)	(0.35)	(1.00)	13.54
2014		14.19	0.67	0.51	1.18	(0.66)	–	(0.66)	14.71
2013		14.10	0.71	0.21	0.92	(0.71)	(0.12)	(0.83)	14.19
R-6 shares
2018	(b)	14.09	0.33	(0.28)	0.05	(0.33)	–	(0.33)	13.81
2017	(h)	13.93	0.27	0.15	0.42	(0.26)	–	(0.26)	14.09
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2018	(b)	9.49	0.11	0.27	0.38	(0.21)	(0.15)	(0.36)	9.51
2017		8.92	0.13	0.73	0.86	(0.26)	(0.03)	(0.29)	9.49
2016		9.32	0.15	(0.16)	(0.01)	(0.23)	(0.16)	(0.39)	8.92
2015		9.26	0.14	0.23	0.37	(0.26)	(0.05)	(0.31)	9.32
2014		8.79	0.14	0.80	0.94	(0.19)	(0.28)	(0.47)	9.26
2013		8.25	0.16	0.99	1.15	(0.46)	(0.15)	(0.61)	8.79
R-3 shares
2018	(b)	9.48	0.08	0.28	0.36	(0.19)	(0.15)	(0.34)	9.50
2017		8.92	0.07	0.74	0.81	(0.22)	(0.03)	(0.25)	9.48
2016	(i)	8.61	0.06	0.32	0.38	(0.07)	–	(0.07)	8.92
R-4 shares
2018	(b)	9.48	0.10	0.27	0.37	(0.20)	(0.15)	(0.35)	9.50
2017		8.92	0.09	0.73	0.82	(0.23)	(0.03)	(0.26)	9.48
2016	(i)	8.61	0.07	0.32	0.39	(0.08)	–	(0.08)	8.92
R-5 shares
2018	(b)	9.50	0.10	0.27	0.37	(0.20)	(0.15)	(0.35)	9.52
2017		8.93	0.11	0.73	0.84	(0.24)	(0.03)	(0.27)	9.50
2016	(i)	8.61	0.08	0.32	0.40	(0.08)	–	(0.08)	8.93
R-6 shares
2018	(b)	9.49	0.11	0.28	0.39	(0.22)	(0.15)	(0.37)	9.51
2017		8.92	0.13	0.73	0.86	(0.26)	(0.03)	(0.29)	9.49
2016		9.32	0.14	(0.15)	(0.01)	(0.23)	(0.16)	(0.39)	8.92
2015	(j)	9.28	0.12	0.23	0.35	(0.26)	(0.05)	(0.31)	9.32

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Expenses to
					Average Net Assets
					(Excluding
					Dividends and
					Interest Expense on
					Shorts, Short Sale		Ratio of Net
			Ratio of Expenses		Fees and Reverse		Investment Income
		Net Assets, End of	to Average Net		Repurchase		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Agreement Expense)		Assets		Turnover Rate

0.45	%(c)	$28,513	1.12%(d),(e)		N/A(d),(f)		3.54	%(d)	399.4	%(d)
9.09		26,517	1.13	(e)	1.12		4.19		465.3
2.66	(c)	25,181	1.12 (d)	,(e)	N/A		4.58	(d)	511.0	(d)

0.35	(c)	5,859,556	0.76 (d)	,(e)	0.75 (d)	,(f)	4.69	(d)	114.6	(d)
9.00		5,811,464	0.79	(e)	0.76	(f)	5.26		120.1
6.80		3,865,786	0.86		0.76	(f)	5.58		101.1
(1.19)		3,371,424	0.78		0.77	(f)	4.99		76.9
8.47		1,383,778	0.86		0.77	(f)	4.59		83.4
6.75		876,282	0.83	(e)	0.78	(f)	5.02		79.0

0.37	(c)	2,376,226	0.72 (d)	,(e)	0.71	(d)	4.73	(d)	114.6	(d)
3.02	(c)	2,334,310	0.75 (d)	,(e)	0.72	(d)	4.92	(d)	120.1	(d)

4.09	(c)	2,168,379	0.94 (d)	,(e)	N/A		2.39	(d)	11.9	(d)
9.91		1,682,911	0.94	(e)	N/A		1.47		67.3
(0.10)		2,620,500	0.90		N/A		1.69		54.7
4.09		2,521,188	0.90	(e)	N/A		1.55		47.5
11.46		2,076,053	0.90	(e)	N/A		1.57		29.3
14.49		1,470,065	0.92	(e)	N/A		1.86		52.4

3.84	(c)	278	1.44	(d)	N/A		1.77	(d)	11.9	(d)
9.32		196	1.46		N/A		0.81		67.3
4.39	(c)	21	1.44	(d)	N/A		0.96	(d)	54.7	(d)

3.95	(c)	63	1.25	(d)	N/A		2.09	(d)	11.9	(d)
9.47		54	1.27		N/A		0.96		67.3
4.48	(c)	21	1.25	(d)	N/A		1.15	(d)	54.7	(d)

4.00	(c)	12	1.13	(d)	N/A		2.21	(d)	11.9	(d)
9.70		11	1.15		N/A		1.25		67.3
4.63	(c)	10	1.13	(d)	N/A		1.31	(d)	54.7	(d)

4.12	(c)	564,405	0.88 (d)	,(e)	N/A		2.45	(d)	11.9	(d)
9.93		486,620	0.88	(e)	N/A		1.34		67.3
(0.13)		1,108	0.94	(e)	N/A		1.48		54.7
3.83	(c)	39	0.94 (d)	,(e)	N/A		1.42	(d)	47.5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(g)	Period from July 11, 2016, date operations commenced, through October 31, 2016.
(h)	Period from June 12, 2017, date operations commenced, through October 31, 2017.
(i)	Period from March 1, 2016, date operations commenced, through October 31, 2016.
(j)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2018	(c)	$10.44	$0.11	($0.29)	($0.18)	($0.13)	($0.13)	$10.13
2017		10.86	0.30	(0.36)	(0.06)	(0.36)	(0.36)	10.44
2016		10.95	0.31	(0.02)	0.29	(0.38)	(0.38)	10.86
2015		11.05	0.24	(0.05)	0.19	(0.29)	(0.29)	10.95
2014		10.99	0.23	0.13	0.36	(0.30)	(0.30)	11.05
2013		11.38	0.23	(0.31)	(0.08)	(0.31)	(0.31)	10.99
Institutional shares
2018	(c)	10.43	0.12	(0.28)	(0.16)	(0.15)	(0.15)	10.12
2017		10.85	0.33	(0.36)	(0.03)	(0.39)	(0.39)	10.43
2016		10.94	0.34	(0.01)	0.33	(0.42)	(0.42)	10.85
2015		11.04	0.28	(0.05)	0.23	(0.33)	(0.33)	10.94
2014		10.98	0.27	0.14	0.41	(0.35)	(0.35)	11.04
2013		11.37	0.27	(0.31)	(0.04)	(0.35)	(0.35)	10.98
R-1 shares
2018	(c)	10.44	0.08	(0.28)	(0.20)	(0.11)	(0.11)	10.13
2017		10.86	0.25	(0.36)	(0.11)	(0.31)	(0.31)	10.44
2016		10.94	0.26	(0.01)	0.25	(0.33)	(0.33)	10.86
2015		11.04	0.19	(0.05)	0.14	(0.24)	(0.24)	10.94
2014		10.99	0.19	0.12	0.31	(0.26)	(0.26)	11.04
2013		11.38	0.19	(0.31)	(0.12)	(0.27)	(0.27)	10.99
R-2 shares
2018	(c)	10.44	0.09	(0.29)	(0.20)	(0.12)	(0.12)	10.12
2017		10.86	0.26	(0.36)	(0.10)	(0.32)	(0.32)	10.44
2016		10.94	0.28	(0.01)	0.27	(0.35)	(0.35)	10.86
2015		11.04	0.21	(0.05)	0.16	(0.26)	(0.26)	10.94
2014		10.99	0.20	0.12	0.32	(0.27)	(0.27)	11.04
2013		11.38	0.20	(0.31)	(0.11)	(0.28)	(0.28)	10.99
R-3 shares
2018	(c)	10.44	0.10	(0.29)	(0.19)	(0.13)	(0.13)	10.12
2017		10.86	0.28	(0.36)	(0.08)	(0.34)	(0.34)	10.44
2016		10.94	0.30	(0.01)	0.29	(0.37)	(0.37)	10.86
2015		11.04	0.23	(0.05)	0.18	(0.28)	(0.28)	10.94
2014		10.99	0.22	0.12	0.34	(0.29)	(0.29)	11.04
2013		11.38	0.22	(0.31)	(0.09)	(0.30)	(0.30)	10.99
R-4 shares
2018	(c)	10.44	0.11	(0.28)	(0.17)	(0.14)	(0.14)	10.13
2017		10.86	0.30	(0.36)	(0.06)	(0.36)	(0.36)	10.44
2016		10.95	0.32	(0.02)	0.30	(0.39)	(0.39)	10.86
2015		11.04	0.25	(0.04)	0.21	(0.30)	(0.30)	10.95
2014		10.99	0.24	0.13	0.37	(0.32)	(0.32)	11.04
2013		11.38	0.24	(0.31)	(0.07)	(0.32)	(0.32)	10.99
R-5 shares
2018	(c)	10.45	0.11	(0.29)	(0.18)	(0.14)	(0.14)	10.13
2017		10.86	0.32	(0.35)	(0.03)	(0.38)	(0.38)	10.45
2016		10.95	0.33	(0.02)	0.31	(0.40)	(0.40)	10.86
2015		11.05	0.26	(0.05)	0.21	(0.31)	(0.31)	10.95
2014		11.00	0.26	0.12	0.38	(0.33)	(0.33)	11.05
2013		11.39	0.26	(0.32)	(0.06)	(0.33)	(0.33)	11.00

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(1.69)%(d),(e)		$107,790	0.83	%(f)	0.86%(f)	2.09	%(f)	21.1	%(f)
(0.51	) (e)	117,595	0.80		0.83	2.86		22.6
2.72	(e)	139,808	0.82		0.86	2.88		31.4
1.75	(e)	133,414	0.85		0.90	2.19		31.0
3.37	(e)	135,736	0.89		0.93	2.12		32.8
(0.75	) (e)	144,809	0.94		1.14	2.02		41.1

(1.54	) (d)	1,042,705	0.53 (f)	,(g)	–	2.39	(f)	21.1	(f)
(0.24)		1,038,933	0.53	(g)	–	3.10		22.6
3.03		922,143	0.53		–	3.16		31.4
2.08		1,001,014	0.52		–	2.51		31.0
3.77		1,086,207	0.51		–	2.50		32.8
(0.33)		1,098,217	0.51		–	2.45		41.1

(1.91	) (d)	2,366	1.29 (f)	,(g)	–	1.63	(f)	21.1	(f)
(0.99)		2,442	1.29	(g)	–	2.37		22.6
2.25	(h)	2,866	1.29	(g)	–	2.41		31.4
1.40	(h)	2,703	1.29	(g)	–	1.75		31.0
2.86		2,480	1.29	(g)	–	1.72		32.8
(1.10)		3,151	1.29	(g)	–	1.67		41.1

(1.95	) (d)	7,256	1.16 (f)	,(g)	–	1.75	(f)	21.1	(f)
(0.86)		13,259	1.16	(g)	–	2.49		22.6
2.48		14,622	1.16	(g)	–	2.59		31.4
1.44		7,499	1.16	(g)	–	1.87		31.0
3.00		4,914	1.16	(g)	–	1.85		32.8
(0.97)		5,207	1.16	(g)	–	1.80		41.1

(1.86	) (d)	11,295	0.98 (f)	,(g)	–	1.94	(f)	21.1	(f)
(0.69)		12,666	0.98	(g)	–	2.68		22.6
2.66		14,995	0.98	(g)	–	2.71		31.4
1.62		17,243	0.98	(g)	–	2.05		31.0
3.18		16,350	0.98	(g)	–	2.03		32.8
(0.80)		17,952	0.98	(g)	–	1.98		41.1

(1.67	) (d)	14,494	0.79 (f)	,(g)	–	2.13	(f)	21.1	(f)
(0.50)		16,048	0.79	(g)	–	2.84		22.6
2.76		14,676	0.79	(g)	–	2.94		31.4
1.90		10,391	0.79	(g)	–	2.25		31.0
3.38		10,900	0.79	(g)	–	2.22		32.8
(0.61)		10,708	0.79	(g)	–	2.17		41.1

(1.71	) (d)	20,099	0.67 (f)	,(g)	–	2.25	(f)	21.1	(f)
(0.29)		18,055	0.67	(g)	–	3.02		22.6
2.88		24,759	0.67	(g)	–	3.03		31.4
1.93		22,979	0.67	(g)	–	2.36		31.0
3.50		20,405	0.67	(g)	–	2.34		32.8
(0.49)		19,242	0.67	(g)	–	2.29		41.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2018	(b)	$1.00	$–	$–	$–	$–	$–	$–	$1.00
HIGH YIELD FUND
Institutional shares
2018	(f)	7.50	0.20	(0.24)	(0.04)	(0.21)	–	(0.21)	7.25
2017		7.19	0.40	0.31	0.71	(0.40)	–	(0.40)	7.50
2016		7.12	0.42	0.10	0.52	(0.45)	–	(0.45)	7.19
2015		7.67	0.42	(0.46)	(0.04)	(0.43)	(0.08)	(0.51)	7.12
2014		7.90	0.46	(0.04)	0.42	(0.49)	(0.16)	(0.65)	7.67
2013		7.80	0.51	0.20	0.71	(0.54)	(0.07)	(0.61)	7.90
R-6 shares
2018	(f)	7.50	0.20	(0.24)	(0.04)	(0.21)	–	(0.21)	7.25
2017	(h)	7.14	0.38	0.35	0.73	(0.37)	–	(0.37)	7.50
HIGH YIELD FUND I
Institutional shares
2018	(f)	9.98	0.29	(0.31)	(0.02)	(0.29)	–	(0.29)	9.67
2017		9.81	0.51	0.17	0.68	(0.51)	–	(0.51)	9.98
2016		9.65	0.54	0.17	0.71	(0.55)	–	(0.55)	9.81
2015		10.49	0.55	(0.76)	(0.21)	(0.55)	(0.08)	(0.63)	9.65
2014		10.76	0.58	(0.06)	0.52	(0.58)	(0.21)	(0.79)	10.49
2013		11.37	0.65	0.27	0.92	(1.22)	(0.31)	(1.53)	10.76

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

0.47	%(c)	$3,536,422	0.14%(d),(e)		–%		1.31	%(d)	0.0	%(d)

(0.61	) (c)	1,809,536	0.61	(d)	0.62 (d)	,(g)	5.49	(d)	49.6	(d)
10.03		1,964,832	0.61		0.63	(g)	5.41		51.2
7.76		1,713,770	0.61		0.64	(g)	6.02		42.7
(0.49)		1,641,089	0.60		0.60	(g)	5.71		45.1
5.58		992,990	0.59		0.59	(g)	5.84		51.7
9.31		919,683	0.58		0.59	(g)	6.52		69.6

(0.56	) (c)	461,233	0.53 (d)	,(e)	–		5.58	(d)	49.6	(d)
10.41	(c)	449,314	0.53 (d)	,(e)	–		5.37	(d)	51.2	(d)

(0.20	) (c)	1,107,614	0.65	(d)	–		5.84	(d)	60.8	(d)
7.08		1,157,781	0.66		–		5.19		104.8
7.75		958,923	0.66		–		5.76		51.5
(2.11)		872,382	0.65		–		5.40		49.6
4.99		1,789,770	0.64		–		5.44		43.2
8.72		1,495,205	0.65		–		6.00		67.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from December 20, 2017, date operations commenced, through April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Six months ended April 30, 2018.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INCOME FUND
Class J shares
2018	(c)	$9.59	$0.14	($0.24)	($0.10)	($0.15)	($0.15)	$9.34
2017		9.66	0.27	(0.05)	0.22	(0.29)	(0.29)	9.59
2016		9.50	0.28	0.21	0.49	(0.33)	(0.33)	9.66
2015		9.78	0.27	(0.26)	0.01	(0.29)	(0.29)	9.50
2014		9.67	0.31	0.14	0.45	(0.34)	(0.34)	9.78
2013		10.00	0.33	(0.30)	0.03	(0.36)	(0.36)	9.67
Institutional shares
2018	(c)	9.59	0.14	(0.23)	(0.09)	(0.16)	(0.16)	9.34
2017		9.66	0.29	(0.05)	0.24	(0.31)	(0.31)	9.59
2016		9.51	0.30	0.20	0.50	(0.35)	(0.35)	9.66
2015		9.78	0.31	(0.26)	0.05	(0.32)	(0.32)	9.51
2014		9.67	0.35	0.14	0.49	(0.38)	(0.38)	9.78
2013		10.00	0.37	(0.30)	0.07	(0.40)	(0.40)	9.67
R-1 shares
2018	(c)	9.59	0.11	(0.23)	(0.12)	(0.12)	(0.12)	9.35
2017		9.67	0.21	(0.06)	0.15	(0.23)	(0.23)	9.59
2016		9.51	0.22	0.21	0.43	(0.27)	(0.27)	9.67
2015		9.79	0.22	(0.26)	(0.04)	(0.24)	(0.24)	9.51
2014		9.68	0.26	0.14	0.40	(0.29)	(0.29)	9.79
2013		10.00	0.29	(0.29)	–	(0.32)	(0.32)	9.68
R-2 shares
2018	(c)	9.61	0.11	(0.23)	(0.12)	(0.13)	(0.13)	9.36
2017		9.68	0.22	(0.04)	0.18	(0.25)	(0.25)	9.61
2016		9.52	0.23	0.21	0.44	(0.28)	(0.28)	9.68
2015		9.79	0.24	(0.26)	(0.02)	(0.25)	(0.25)	9.52
2014		9.68	0.28	0.14	0.42	(0.31)	(0.31)	9.79
2013		10.01	0.30	(0.30)	–	(0.33)	(0.33)	9.68
R-3 shares
2018	(c)	9.61	0.12	(0.24)	(0.12)	(0.13)	(0.13)	9.36
2017		9.68	0.24	(0.05)	0.19	(0.26)	(0.26)	9.61
2016		9.52	0.25	0.21	0.46	(0.30)	(0.30)	9.68
2015		9.80	0.25	(0.26)	(0.01)	(0.27)	(0.27)	9.52
2014		9.69	0.30	0.13	0.43	(0.32)	(0.32)	9.80
2013		10.01	0.32	(0.29)	0.03	(0.35)	(0.35)	9.69
R-4 shares
2018	(c)	9.60	0.13	(0.23)	(0.10)	(0.14)	(0.14)	9.36
2017		9.67	0.26	(0.05)	0.21	(0.28)	(0.28)	9.60
2016		9.52	0.27	0.20	0.47	(0.32)	(0.32)	9.67
2015		9.79	0.27	(0.25)	0.02	(0.29)	(0.29)	9.52
2014		9.68	0.32	0.13	0.45	(0.34)	(0.34)	9.79
2013		10.01	0.34	(0.30)	0.04	(0.37)	(0.37)	9.68
R-5 shares
2018	(c)	9.59	0.14	(0.24)	(0.10)	(0.15)	(0.15)	9.34
2017		9.66	0.27	(0.05)	0.22	(0.29)	(0.29)	9.59
2016		9.50	0.28	0.21	0.49	(0.33)	(0.33)	9.66
2015		9.78	0.28	(0.26)	0.02	(0.30)	(0.30)	9.50
2014		9.67	0.33	0.13	0.46	(0.35)	(0.35)	9.78
2013		10.00	0.35	(0.30)	0.05	(0.38)	(0.38)	9.67
R-6 shares
2018	(c)	9.58	0.15	(0.23)	(0.08)	(0.16)	(0.16)	9.34
2017		9.66	0.29	(0.05)	0.24	(0.32)	(0.32)	9.58
2016		9.50	0.30	0.21	0.51	(0.35)	(0.35)	9.66
2015	(i)	9.78	0.27	(0.25)	0.02	(0.30)	(0.30)	9.50

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Ratio of Net		Portfolio
		Period (in	to Average Net		Expenses to	Investment Income to		Turnover
Total Return		thousands)	Assets		Average Net	Average Net Assets		Rate

(1.06)%(d),(e)		$89,308	0.73	%(f)	0.76%(f)	2.91	%(f)	10.2	%(f)
2.38	(e)	95,945	0.73		0.76	2.81		12.5
5.22	(e)	100,416	0.78		0.81	2.91		12.9
0.08	(e)	92,169	0.85		0.88	2.83		11.5
4.73	(e)	93,304	0.89		0.93	3.23		11.3
0.29	(e)	88,170	0.96		1.16	3.36		20.7

(0.99	) (d)	438,315	0.57 (f)	,(g)	–	3.05	(f)	10.2	(f)
2.59		415,952	0.50	(g)	–	3.06		12.5
5.40		2,692,447	0.49		–	3.19		12.9
0.54		2,576,219	0.49		–	3.19		11.5
5.13		2,288,675	0.50		–	3.61		11.3
0.74		1,907,327	0.50		–	3.82		20.7

(1.27	) (d)	17,914	1.36	(f)	–	2.29	(f)	10.2	(f)
1.63		19,397	1.36		–	2.19		12.5
4.60		19,256	1.36		–	2.32		12.9
(0.42)		15,740	1.36		–	2.31		11.5
4.22		10,308	1.37		–	2.71		11.3
(0.02)		5,593	1.37		–	2.94		20.7

(1.31	) (d)	2,617	1.23	(f)	–	2.41	(f)	10.2	(f)
1.86		2,732	1.23		–	2.32		12.5
4.73		3,155	1.23		–	2.45		12.9
(0.19)		2,867	1.23		–	2.44		11.5
4.35		2,267	1.24		–	2.85		11.3
0.00		1,208	1.24		–	3.07		20.7

(1.22	) (d)	27,816	1.05	(f)	–	2.59	(f)	10.2	(f)
2.05		29,838	1.05		–	2.50		12.5
4.92		32,657	1.05		–	2.63		12.9
(0.12)		33,494	1.05		–	2.62		11.5
4.54		24,899	1.06		–	3.05		11.3
0.28		21,640	1.06		–	3.25		20.7

(1.02	) (d)	26,801	0.86	(f)	–	2.77	(f)	10.2	(f)
2.24		29,803	0.86		–	2.68		12.5
5.01		27,577	0.86		–	2.82		12.9
0.17		23,620	0.86		–	2.82		11.5
4.74		21,679	0.87		–	3.23		11.3
0.37		15,785	0.87		–	3.45		20.7

(1.07	) (d)	48,276	0.74	(f)	–	2.88	(f)	10.2	(f)
2.37		49,040	0.74		–	2.81		12.5
5.25		50,807	0.74		–	2.94		12.9
0.19		46,970	0.74		–	2.93		11.5
4.87		33,814	0.75		–	3.36		11.3
0.50		15,858	0.75		–	3.56		20.7

(0.84	) (d)	2,203,990	0.48 (f)	,(g)	–	3.16	(f)	10.2	(f)
2.53		2,290,265	0.48	(g)	–	3.04		12.5
5.37	(h)	6,656	0.55	(g)	–	3.13		12.9
0.27 (d)	,(h)	6,539	0.55 (f)	,(g)	–	3.05	(f)	11.5	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INFLATION PROTECTION FUND
Class J shares
2018	(c)	$8.28	$0.08	($0.06)	$0.02	($0.16)	$–	($0.16)	$8.14
2017		8.42	0.10	(0.18)	(0.08)	(0.06)	–	(0.06)	8.28
2016		8.11	0.01	0.35	0.36	(0.05)	–	(0.05)	8.42
2015		8.46	(0.05)	(0.20)	(0.25)	(0.10)	–	(0.10)	8.11
2014		8.55	0.03	0.04	0.07	–	(0.16)	(0.16)	8.46
2013		9.15	0.02	(0.61)	(0.59)	(0.01)	–	(0.01)	8.55
Institutional shares
2018	(c)	8.61	0.11	(0.07)	0.04	(0.17)	–	(0.17)	8.48
2017		8.72	0.16	(0.20)	(0.04)	(0.07)	–	(0.07)	8.61
2016		8.35	0.07	0.37	0.44	(0.07)	–	(0.07)	8.72
2015		8.66	0.03	(0.22)	(0.19)	(0.12)	–	(0.12)	8.35
2014		8.69	0.11	0.02	0.13	–	(0.16)	(0.16)	8.66
2013		9.29	0.07	(0.62)	(0.55)	(0.05)	–	(0.05)	8.69
R-1 shares
2018	(c)	8.14	0.07	(0.07)	–	(0.15)	–	(0.15)	7.99
2017		8.29	0.08	(0.18)	(0.10)	(0.05)	–	(0.05)	8.14
2016		8.00	0.01	0.33	0.34	(0.05)	–	(0.05)	8.29
2015		8.35	(0.07)	(0.19)	(0.26)	(0.09)	–	(0.09)	8.00
2014		8.46	0.02	0.03	0.05	–	(0.16)	(0.16)	8.35
2013		9.09	(0.02)	(0.60)	(0.62)	(0.01)	–	(0.01)	8.46
R-2 shares
2018	(c)	8.19	0.07	(0.05)	0.02	(0.16)	–	(0.16)	8.05
2017		8.35	0.09	(0.19)	(0.10)	(0.06)	–	(0.06)	8.19
2016		8.04	0.01	0.35	0.36	(0.05)	–	(0.05)	8.35
2015		8.39	(0.06)	(0.19)	(0.25)	(0.10)	–	(0.10)	8.04
2014		8.49	0.03	0.03	0.06	–	(0.16)	(0.16)	8.39
2013		9.11	–	(0.61)	(0.61)	(0.01)	–	(0.01)	8.49
R-3 shares
2018	(c)	8.29	0.08	(0.06)	0.02	(0.16)	–	(0.16)	8.15
2017		8.44	0.11	(0.20)	(0.09)	(0.06)	–	(0.06)	8.29
2016		8.12	0.02	0.36	0.38	(0.06)	–	(0.06)	8.44
2015		8.46	(0.05)	(0.19)	(0.24)	(0.10)	–	(0.10)	8.12
2014		8.54	0.04	0.04	0.08	–	(0.16)	(0.16)	8.46
2013		9.16	0.02	(0.62)	(0.60)	(0.02)	–	(0.02)	8.54
R-4 shares
2018	(c)	8.39	0.08	(0.05)	0.03	(0.17)	–	(0.17)	8.25
2017		8.52	0.12	(0.18)	(0.06)	(0.07)	–	(0.07)	8.39
2016		8.19	0.04	0.35	0.39	(0.06)	–	(0.06)	8.52
2015		8.52	(0.02)	(0.20)	(0.22)	(0.11)	–	(0.11)	8.19
2014		8.58	0.07	0.03	0.10	–	(0.16)	(0.16)	8.52
2013		9.20	0.04	(0.63)	(0.59)	(0.03)	–	(0.03)	8.58
R-5 shares
2018	(c)	8.47	0.09	(0.06)	0.03	(0.17)	–	(0.17)	8.33
2017		8.59	0.14	(0.19)	(0.05)	(0.07)	–	(0.07)	8.47
2016		8.25	0.05	0.35	0.40	(0.06)	–	(0.06)	8.59
2015		8.57	–	(0.21)	(0.21)	(0.11)	–	(0.11)	8.25
2014		8.62	0.16	(0.05)	0.11	–	(0.16)	(0.16)	8.57
2013		9.24	0.06	(0.65)	(0.59)	(0.03)	–	(0.03)	8.62

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

0.19%(d),(e)		$7,122	1.07	%(f)	1.10%(f)	1.88	%(f)	111.7	%(f)
(0.95	) (e)	7,394	1.04		1.07	1.17		60.9
4.51	(e)	7,758	1.09		1.12	0.17		62.0
(2.96	) (e)	7,516	1.10		1.13	(0.63)		54.5
0.85	(e)	8,692	1.11		1.15	0.40		101.6
(6.45	) (e)	9,894	0.86		1.06	0.25		100.9

0.51	(d)	1,540,003	0.39	(f)	–	2.55	(f)	111.7	(f)
(0.39)		1,527,671	0.39		–	1.83		60.9
5.30		1,770,164	0.38		–	0.88		62.0
(2.26)		1,608,193	0.39		–	0.41		54.5
1.54		1,023,698	0.40		–	1.29		101.6
(6.00)		773,261	0.40		–	0.79		100.9

0.04	(d)	1,118	1.26	(f)	–	1.72	(f)	111.7	(f)
(1.15)		1,018	1.26		–	0.97		60.9
4.31		1,017	1.26		–	0.12		62.0
(3.09)		693	1.27		–	(0.80)		54.5
0.62		905	1.28		–	0.28		101.6
(6.83)		910	1.28		–	(0.21)		100.9

0.21	(d)	811	1.13	(f)	–	1.76	(f)	111.7	(f)
(1.19)		672	1.13		–	1.07		60.9
4.44	(g)	524	1.13		–	0.07		62.0
(2.86	) (g)	533	1.14		–	(0.74)		54.5
0.73		577	1.15		–	0.34		101.6
(6.73)		752	1.15		–	0.01		100.9

0.24	(d)	6,456	0.95	(f)	–	2.08	(f)	111.7	(f)
(1.02)		5,839	0.95		–	1.28		60.9
4.69		5,602	0.95		–	0.29		62.0
(2.80)		4,825	0.96		–	(0.54)		54.5
0.97		5,784	0.97		–	0.50		101.6
(6.54)		6,353	0.97		–	0.22		100.9

0.29	(d)	1,559	0.76	(f)	–	1.99	(f)	111.7	(f)
(0.73)		2,072	0.76		–	1.46		60.9
4.82		2,357	0.76		–	0.45		62.0
(2.62)		1,982	0.77		–	(0.21)		54.5
1.20		2,036	0.78		–	0.83		101.6
(6.42)		1,655	0.78		–	0.47		100.9

0.33	(d)	3,666	0.64	(f)	–	2.27	(f)	111.7	(f)
(0.59)		3,412	0.64		–	1.61		60.9
4.93		3,833	0.64		–	0.65		62.0
(2.45)		4,259	0.65		–	(0.04)		54.5
1.31		3,790	0.66		–	1.82		101.6
(6.37)		2,516	0.66		–	0.71		100.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2018	(c)	$28.11	$0.02	$1.04	$1.06	($0.29)	($0.29)	$28.88
2017		21.93	0.24	6.17	6.41	(0.23)	(0.23)	28.11
2016		20.61	0.13	1.28	1.41	(0.09)	(0.09)	21.93
2015		24.14	0.19	(3.41)	(3.22)	(0.31)	(0.31)	20.61
2014		24.25	0.20	(0.22)	(0.02)	(0.09)	(0.09)	24.14
2013		23.69	0.21	0.62	0.83	(0.27)	(0.27)	24.25
Institutional shares
2018	(c)	28.92	0.05	1.07	1.12	(0.35)	(0.35)	29.69
2017		22.59	0.23	6.40	6.63	(0.30)	(0.30)	28.92
2016		21.24	0.20	1.33	1.53	(0.18)	(0.18)	22.59
2015		24.88	0.26	(3.49)	(3.23)	(0.41)	(0.41)	21.24
2014		25.01	0.32	(0.24)	0.08	(0.21)	(0.21)	24.88
2013		24.42	0.33	0.64	0.97	(0.38)	(0.38)	25.01
R-1 shares
2018	(c)	28.74	(0.07)	1.07	1.00	(0.14)	(0.14)	29.60
2017		22.42	0.09	6.33	6.42	(0.10)	(0.10)	28.74
2016		21.08	0.03	1.31	1.34	–	–	22.42
2015		24.66	0.10	(3.51)	(3.41)	(0.17)	(0.17)	21.08
2014		24.79	0.09	(0.22)	(0.13)	–	–	24.66
2013		24.20	0.11	0.64	0.75	(0.16)	(0.16)	24.79
R-2 shares
2018	(c)	28.58	(0.05)	1.07	1.02	(0.17)	(0.17)	29.43
2017		22.31	0.13	6.29	6.42	(0.15)	(0.15)	28.58
2016		20.95	0.06	1.30	1.36	–	–	22.31
2015		24.52	0.11	(3.47)	(3.36)	(0.21)	(0.21)	20.95
2014		24.63	0.12	(0.22)	(0.10)	(0.01)	(0.01)	24.52
2013		24.03	0.13	0.65	0.78	(0.18)	(0.18)	24.63
R-3 shares
2018	(c)	28.78	(0.02)	1.07	1.05	(0.22)	(0.22)	29.61
2017		22.46	0.17	6.33	6.50	(0.18)	(0.18)	28.78
2016		21.10	0.10	1.31	1.41	(0.05)	(0.05)	22.46
2015		24.68	0.16	(3.49)	(3.33)	(0.25)	(0.25)	21.10
2014		24.74	0.17	(0.23)	(0.06)	–	–	24.68
2013		24.15	0.19	0.64	0.83	(0.24)	(0.24)	24.74
R-4 shares
2018	(c)	28.93	0.01	1.07	1.08	(0.26)	(0.26)	29.75
2017		22.58	0.22	6.36	6.58	(0.23)	(0.23)	28.93
2016		21.20	0.13	1.33	1.46	(0.08)	(0.08)	22.58
2015		24.82	0.21	(3.52)	(3.31)	(0.31)	(0.31)	21.20
2014		24.93	0.20	(0.21)	(0.01)	(0.10)	(0.10)	24.82
2013		24.35	0.24	0.64	0.88	(0.30)	(0.30)	24.93
R-5 shares
2018	(c)	28.98	0.02	1.09	1.11	(0.30)	(0.30)	29.79
2017		22.61	0.25	6.36	6.61	(0.24)	(0.24)	28.98
2016		21.26	0.15	1.32	1.47	(0.12)	(0.12)	22.61
2015		24.89	0.24	(3.53)	(3.29)	(0.34)	(0.34)	21.26
2014		25.02	0.24	(0.22)	0.02	(0.15)	(0.15)	24.89
2013		24.43	0.27	0.65	0.92	(0.33)	(0.33)	25.02
R-6 shares
2018	(c)	28.93	0.07	1.06	1.13	(0.36)	(0.36)	29.70
2017	(i)	21.57	0.44	7.23	7.67	(0.31)	(0.31)	28.93

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Ratio of Net
		Period (in	to Average Net		Expenses to Average	Investment Income to		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Average Net Assets		Turnover Rate

3.79%(d),(e)		$133,282	1.53	%(f)	1.59%(f)	0.15	%(f)	93.3	%(f)
29.62	(e)	130,717	1.53		1.64	0.99		97.4
6.87	(e)	97,753	1.64		1.67	0.65		120.3
(13.47	) (e)	99,723	1.66		1.69	0.86		88.4
(0.09	) (e)	129,223	1.65		1.69	0.83		114.7
3.49	(e)	146,376	1.69		1.89	0.85		117.2

3.89	(d)	98,293	1.33 (f)	,(g)	–	0.35	(f)	93.3	(f)
29.91	(h)	97,637	1.30	(g)	–	0.96		97.4
7.27	(h)	756,257	1.27		–	0.97		120.3
(13.13)		948,114	1.25		–	1.10		88.4
0.33		1,752,175	1.23		–	1.30		114.7
3.96		1,537,280	1.24		1.24	1.35		117.2

3.47	(d)	2,881	2.13	(f)	–	(0.45	) (f)	93.3	(f)
28.83		2,985	2.13		–	0.36		97.4
6.36		2,585	2.13		–	0.14		120.3
(13.88)		2,842	2.12		–	0.42		88.4
(0.52)		3,490	2.10		–	0.38		114.7
3.09		4,467	2.11		–	0.43		117.2

3.57	(d)	3,173	2.00	(f)	–	(0.37	) (f)	93.3	(f)
29.00		4,638	2.00		–	0.53		97.4
6.49		3,346	2.00		–	0.30		120.3
(13.76)		3,777	1.99		–	0.46		88.4
(0.41)		5,878	1.97		–	0.50		114.7
3.21		6,610	1.98		–	0.53		117.2

3.64	(d)	10,881	1.82	(f)	–	(0.14	) (f)	93.3	(f)
29.22		11,390	1.82		–	0.69		97.4
6.70		10,275	1.82		–	0.48		120.3
(13.60)		10,805	1.81		–	0.71		88.4
(0.24)		14,835	1.79		–	0.68		114.7
3.42		19,344	1.80		–	0.77		117.2

3.76	(d)	12,083	1.63	(f)	–	0.04	(f)	93.3	(f)
29.50		12,547	1.63		–	0.89		97.4
6.86	(h)	8,340	1.63		–	0.66		120.3
(13.42	) (h)	8,922	1.62		–	0.90		88.4
(0.01)		14,415	1.60		–	0.84		114.7
3.57		20,951	1.61		–	0.98		117.2

3.83	(d)	17,237	1.51	(f)	–	0.16	(f)	93.3	(f)
29.65		18,592	1.51		–	0.99		97.4
6.99		18,989	1.51		–	0.73		120.3
(13.33)		22,656	1.50		–	1.01		88.4
0.08		29,903	1.48		–	0.97		114.7
3.73		33,812	1.49		–	1.08		117.2

3.93	(d)	580,179	1.22 (f)	,(g)	–	0.45	(f)	93.3	(f)
36.08	(d)	588,245	1.22 (f)	,(g)	–	1.67	(f)	97.4	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL FUND I
Institutional shares
2018	(c)	$16.73	$0.08	$0.40	$0.48	($0.18)	($0.18)	$17.03
2017		13.11	0.17	3.58	3.75	(0.13)	(0.13)	16.73
2016		13.53	0.13	(0.45)	(0.32)	(0.10)	(0.10)	13.11
2015		13.65	0.16	0.03	0.19	(0.31)	(0.31)	13.53
2014		13.05	0.23	0.58	0.81	(0.21)	(0.21)	13.65
2013		10.79	0.15	2.32	2.47	(0.21)	(0.21)	13.05
R-1 shares
2018	(c)	16.62	–	0.42	0.42	(0.06)	(0.06)	16.98
2017		12.99	0.05	3.58	3.63	–	–	16.62
2016		13.42	0.02	(0.45)	(0.43)	–	–	12.99
2015		13.54	0.04	0.03	0.07	(0.19)	(0.19)	13.42
2014		12.94	0.16	0.54	0.70	(0.10)	(0.10)	13.54
2013		10.70	0.06	2.29	2.35	(0.11)	(0.11)	12.94
R-2 shares
2018	(c)	16.67	–	0.43	0.43	(0.07)	(0.07)	17.03
2017		13.06	0.07	3.58	3.65	(0.04)	(0.04)	16.67
2016		13.48	0.04	(0.46)	(0.42)	–	–	13.06
2015		13.57	0.06	0.04	0.10	(0.19)	(0.19)	13.48
2014		12.96	0.18	0.54	0.72	(0.11)	(0.11)	13.57
2013		10.72	0.07	2.30	2.37	(0.13)	(0.13)	12.96
R-3 shares
2018	(c)	16.66	0.02	0.42	0.44	(0.10)	(0.10)	17.00
2017		13.05	0.10	3.57	3.67	(0.06)	(0.06)	16.66
2016		13.47	0.06	(0.45)	(0.39)	(0.03)	(0.03)	13.05
2015		13.57	0.08	0.04	0.12	(0.22)	(0.22)	13.47
2014		12.97	0.20	0.54	0.74	(0.14)	(0.14)	13.57
2013		10.71	0.10	2.29	2.39	(0.13)	(0.13)	12.97
R-4 shares
2018	(c)	16.70	0.04	0.42	0.46	(0.13)	(0.13)	17.03
2017		13.07	0.13	3.58	3.71	(0.08)	(0.08)	16.70
2016		13.49	0.09	(0.46)	(0.37)	(0.05)	(0.05)	13.07
2015		13.60	0.10	0.06	0.16	(0.27)	(0.27)	13.49
2014		13.00	0.22	0.55	0.77	(0.17)	(0.17)	13.60
2013		10.74	0.12	2.30	2.42	(0.16)	(0.16)	13.00
R-5 shares
2018	(c)	16.68	0.05	0.42	0.47	(0.15)	(0.15)	17.00
2017		13.06	0.15	3.57	3.72	(0.10)	(0.10)	16.68
2016		13.49	0.08	(0.44)	(0.36)	(0.07)	(0.07)	13.06
2015		13.61	0.12	0.05	0.17	(0.29)	(0.29)	13.49
2014		13.02	0.24	0.54	0.78	(0.19)	(0.19)	13.61
2013		10.76	0.14	2.31	2.45	(0.19)	(0.19)	13.02
R-6 shares
2018	(c)	16.72	0.07	0.42	0.49	(0.19)	(0.19)	17.02
2017	(h)	12.67	0.18	4.00	4.18	(0.13)	(0.13)	16.72

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

2.85%	(d)	$185,404	1.00%	(e)	1.05%(b),(e)	0.98%	(e)	59.0%	(e)
28.96		109,543	1.00		1.01	1.25		66.6
(2.36)		296,966	1.00		1.01	1.02		69.9
1.32	(f)	316,421	0.97		0.97	1.14		52.8
6.45	(f)	344,528	1.01		1.04	1.76		128.4
23.23		610,764	0.97		1.02	1.27		50.6

2.50	(d)	2,695	1.81	(e)	–	0.00	(e)	59.0	(e)
27.95		2,688	1.82		–	0.35		66.6
(3.20)		2,759	1.85		–	0.16		69.9
0.48	(f)	3,710	1.81		–	0.30		52.8
5.53	(f)	4,271	1.85	(g)	–	1.22		128.4
22.17		4,758	1.83	(g)	–	0.54		50.6

2.60	(d)	2,657	1.68	(e)	–	(0.03	) (e)	59.0	(e)
28.06		4,164	1.69		–	0.50		66.6
(3.12)		2,577	1.72		–	0.30		69.9
0.71	(f)	3,189	1.68		–	0.44		52.8
5.66	(f)	3,069	1.72	(g)	–	1.34		128.4
22.25		4,108	1.70	(g)	–	0.63		50.6

2.65	(d)	5,369	1.50	(e)	–	0.27	(e)	59.0	(e)
28.30		5,663	1.51		–	0.72		66.6
(2.90)		5,326	1.54		–	0.49		69.9
0.86	(f)	4,721	1.50		–	0.59		52.8
5.83	(f)	5,340	1.54	(g)	–	1.51		128.4
22.51		6,505	1.52	(g)	–	0.88		50.6

2.75	(d)	3,705	1.31	(e)	–	0.47	(e)	59.0	(e)
28.56		4,041	1.32		–	0.92		66.6
(2.75)		3,386	1.35		–	0.68		69.9
1.11	(f)	3,651	1.31		–	0.71		52.8
6.01	(f)	5,718	1.35	(g)	–	1.67		128.4
22.82		8,174	1.33	(g)	–	1.04		50.6

2.80	(d)	4,922	1.19	(e)	–	0.57	(e)	59.0	(e)
28.78		5,382	1.20		–	1.04		66.6
(2.69)		3,710	1.23		–	0.61		69.9
1.12	(f)	9,244	1.19		–	0.89		52.8
6.18	(f)	8,839	1.23	(g)	–	1.83		128.4
23.02		8,295	1.21	(g)	–	1.15		50.6

2.91	(d)	282,150	0.92 (e)	,(g)	–	0.83	(e)	59.0	(e)
33.40	(d)	313,479	0.92 (e)	,(g)	–	1.21	(e)	66.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND
Class J shares
2018	(c)	$9.83	($0.01)	$0.70	$0.69	$–	($1.76)	($1.76)	$8.76
2017		8.92	–	2.19	2.19	(0.03)	(1.25)	(1.28)	9.83
2016		10.37	0.01	(0.38)	(0.37)	–	(1.08)	(1.08)	8.92
2015		11.00	(0.02)	0.61	0.59	–	(1.22)	(1.22)	10.37
2014		10.77	(0.02)	1.46	1.44	–	(1.21)	(1.21)	11.00
2013		8.31	0.02	2.46	2.48	(0.02)	–	(0.02)	10.77
Institutional shares
2018	(c)	11.08	–	0.81	0.81	(0.01)	(1.76)	(1.77)	10.12
2017		9.89	0.04	2.45	2.49	(0.05)	(1.25)	(1.30)	11.08
2016		11.38	0.05	(0.43)	(0.38)	(0.03)	(1.08)	(1.11)	9.89
2015		11.93	0.03	0.66	0.69	(0.02)	(1.22)	(1.24)	11.38
2014		11.57	0.03	1.57	1.60	(0.03)	(1.21)	(1.24)	11.93
2013		8.93	0.07	2.64	2.71	(0.07)	–	(0.07)	11.57
R-1 shares
2018	(c)	9.93	(0.04)	0.71	0.67	–	(1.76)	(1.76)	8.84
2017		9.02	(0.05)	2.21	2.16	–	(1.25)	(1.25)	9.93
2016		10.52	(0.04)	(0.38)	(0.42)	–	(1.08)	(1.08)	9.02
2015		11.19	(0.06)	0.61	0.55	–	(1.22)	(1.22)	10.52
2014		10.98	(0.06)	1.48	1.42	–	(1.21)	(1.21)	11.19
2013		8.49	(0.01)	2.50	2.49	–	–	–	10.98
R-2 shares
2018	(c)	10.16	(0.03)	0.73	0.70	–	(1.76)	(1.76)	9.10
2017		9.19	(0.03)	2.25	2.22	–	(1.25)	(1.25)	10.16
2016		10.69	(0.02)	(0.40)	(0.42)	–	(1.08)	(1.08)	9.19
2015		11.34	(0.05)	0.62	0.57	–	(1.22)	(1.22)	10.69
2014		11.09	(0.05)	1.51	1.46	–	(1.21)	(1.21)	11.34
2013		8.57	–	2.52	2.52	–	–	–	11.09
R-3 shares
2018	(c)	11.34	(0.03)	0.83	0.80	–	(1.76)	(1.76)	10.38
2017		10.09	(0.02)	2.52	2.50	–	(1.25)	(1.25)	11.34
2016		11.61	(0.01)	(0.43)	(0.44)	–	(1.08)	(1.08)	10.09
2015		12.19	(0.03)	0.67	0.64	–	(1.22)	(1.22)	11.61
2014		11.82	(0.03)	1.61	1.58	–	(1.21)	(1.21)	12.19
2013		9.12	0.02	2.68	2.70	–	–	–	11.82
R-4 shares
2018	(c)	11.30	(0.02)	0.83	0.81	–	(1.76)	(1.76)	10.35
2017		10.06	–	2.50	2.50	(0.01)	(1.25)	(1.26)	11.30
2016		11.56	0.01	(0.43)	(0.42)	–	(1.08)	(1.08)	10.06
2015		12.12	(0.01)	0.67	0.66	–	(1.22)	(1.22)	11.56
2014		11.74	(0.01)	1.60	1.59	–	(1.21)	(1.21)	12.12
2013		9.06	0.03	2.68	2.71	(0.03)	–	(0.03)	11.74
R-5 shares
2018	(c)	11.17	(0.01)	0.82	0.81	–	(1.76)	(1.76)	10.22
2017		9.96	0.01	2.48	2.49	(0.03)	(1.25)	(1.28)	11.17
2016		11.45	0.02	(0.43)	(0.41)	–	(1.08)	(1.08)	9.96
2015		12.00	–	0.67	0.67	–	(1.22)	(1.22)	11.45
2014		11.62	–	1.59	1.59	–	(1.21)	(1.21)	12.00
2013		8.98	0.06	2.62	2.68	(0.04)	–	(0.04)	11.62

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

7.92%(d),(e)		$82,572	0.94%	(f)	0.97%(f)	(0.21)%	(f)	72.2%	(f)
28.67	(e)	72,333	0.95		0.98	0.05		80.0
(4.01	) (e)	57,924	0.95		0.98	0.15		62.5
6.10	(e)	69,824	1.03		1.06	(0.15)		54.1
14.61	(e)	64,841	1.04		1.08	(0.16)		57.7
29.92	(e)	56,800	1.09		1.29	0.25		79.3

8.16	(d)	65,026	0.68 (f)	,(g)	–	0.07	(f)	72.2	(f)
29.02		676,150	0.68	(g)	–	0.40		80.0
(3.75)		1,549,259	0.65		–	0.46		62.5
6.48		2,352,018	0.64		–	0.25		54.1
15.09		2,791,488	0.65		–	0.24		57.7
30.52		2,513,518	0.64		–	0.69		79.3

7.60	(d)	4,555	1.56	(f)	–	(0.82	) (f)	72.2	(f)
27.89		4,586	1.53		–	(0.52)		80.0
(4.47)		4,378	1.52		–	(0.42)		62.5
5.58		5,815	1.50		–	(0.62)		54.1
14.10		6,258	1.50		–	(0.60)		57.7
29.33		6,534	1.51		–	(0.10)		79.3

7.72	(d)	1,658	1.43	(f)	–	(0.69	) (f)	72.2	(f)
28.03		1,548	1.40		–	(0.35)		80.0
(4.40)		2,093	1.39		–	(0.24)		62.5
5.70		5,386	1.37		–	(0.50)		54.1
14.34		5,846	1.37		–	(0.47)		57.7
29.40		7,383	1.38		–	0.01		79.3

7.82	(d)	10,794	1.25	(f)	–	(0.51	) (f)	72.2	(f)
28.34		11,507	1.22		–	(0.19)		80.0
(4.21)		14,755	1.21		–	(0.12)		62.5
5.89		19,280	1.19		–	(0.30)		54.1
14.48		20,863	1.19		–	(0.29)		57.7
29.67		22,527	1.20		–	0.19		79.3

7.84 (d)	,(h)	7,991	1.06	(f)	–	(0.31	) (f)	72.2	(f)
28.61	(h)	10,646	1.03		–	0.00		80.0
(4.04)		10,224	1.02		–	0.08		62.5
6.11		14,853	1.00		–	(0.12)		54.1
14.68		13,833	1.00		–	(0.08)		57.7
29.94		18,484	1.01		–	0.32		79.3

8.06	(d)	44,449	0.94	(f)	–	(0.20	) (f)	72.2	(f)
28.69		45,321	0.91		–	0.12		80.0
(3.98)		50,611	0.90		–	0.20		62.5
6.27		64,417	0.88		–	0.01		54.1
14.85		71,922	0.88		–	0.01		57.7
30.01		67,568	0.89		–	0.56		79.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND I
Class J shares
2018	(c)	$12.62	($0.01)	$1.15	$1.14	$–	($0.99)	($0.99)	$12.77
2017		10.22	(0.01)	2.94	2.93	–	(0.53)	(0.53)	12.62
2016		11.70	(0.01)	0.02	0.01	–	(1.49)	(1.49)	10.22
2015		11.97	(0.02)	1.02	1.00	–	(1.27)	(1.27)	11.70
2014		11.35	(0.02)	1.41	1.39	–	(0.77)	(0.77)	11.97
2013		8.98	–	2.81	2.81	(0.01)	(0.43)	(0.44)	11.35
Institutional shares
2018	(c)	15.00	–	1.37	1.37	(0.02)	(0.99)	(1.01)	15.36
2017		12.03	0.03	3.48	3.51	(0.01)	(0.53)	(0.54)	15.00
2016		13.49	0.02	0.02	0.04	(0.01)	(1.49)	(1.50)	12.03
2015		13.59	0.02	1.19	1.21	(0.04)	(1.27)	(1.31)	13.49
2014		12.76	0.03	1.59	1.62	(0.02)	(0.77)	(0.79)	13.59
2013		10.04	0.05	3.15	3.20	(0.05)	(0.43)	(0.48)	12.76
R-1 shares
2018	(c)	13.14	(0.05)	1.19	1.14	–	(0.99)	(0.99)	13.29
2017		10.68	(0.08)	3.07	2.99	–	(0.53)	(0.53)	13.14
2016		12.23	(0.08)	0.02	(0.06)	–	(1.49)	(1.49)	10.68
2015		12.51	(0.08)	1.07	0.99	–	(1.27)	(1.27)	12.23
2014		11.87	(0.08)	1.49	1.41	–	(0.77)	(0.77)	12.51
2013		9.40	(0.05)	2.95	2.90	–	(0.43)	(0.43)	11.87
R-2 shares
2018	(c)	12.84	(0.04)	1.17	1.13	–	(0.99)	(0.99)	12.98
2017		10.44	(0.06)	2.99	2.93	–	(0.53)	(0.53)	12.84
2016		11.97	(0.06)	0.02	(0.04)	–	(1.49)	(1.49)	10.44
2015		12.26	(0.06)	1.04	0.98	–	(1.27)	(1.27)	11.97
2014		11.64	(0.06)	1.45	1.39	–	(0.77)	(0.77)	12.26
2013		9.21	(0.03)	2.89	2.86	–	(0.43)	(0.43)	11.64
R-3 shares
2018	(c)	13.81	(0.03)	1.26	1.23	–	(0.99)	(0.99)	14.05
2017		11.17	(0.04)	3.21	3.17	–	(0.53)	(0.53)	13.81
2016		12.68	(0.04)	0.02	(0.02)	–	(1.49)	(1.49)	11.17
2015		12.88	(0.04)	1.11	1.07	–	(1.27)	(1.27)	12.68
2014		12.18	(0.04)	1.51	1.47	–	(0.77)	(0.77)	12.88
2013		9.61	(0.02)	3.03	3.01	(0.01)	(0.43)	(0.44)	12.18
R-4 shares
2018	(c)	14.02	(0.02)	1.29	1.27	–	(0.99)	(0.99)	14.30
2017		11.31	(0.02)	3.26	3.24	–	(0.53)	(0.53)	14.02
2016		12.80	(0.02)	0.02	–	–	(1.49)	(1.49)	11.31
2015		12.97	(0.02)	1.12	1.10	–	(1.27)	(1.27)	12.80
2014		12.23	(0.02)	1.53	1.51	–	(0.77)	(0.77)	12.97
2013		9.65	–	3.03	3.03	(0.02)	(0.43)	(0.45)	12.23
R-5 shares
2018	(c)	14.49	(0.01)	1.33	1.32	–	(0.99)	(0.99)	14.82
2017		11.66	(0.01)	3.37	3.36	–	(0.53)	(0.53)	14.49
2016		13.14	(0.01)	0.02	0.01	–	(1.49)	(1.49)	11.66
2015		13.27	(0.01)	1.16	1.15	(0.01)	(1.27)	(1.28)	13.14
2014		12.49	(0.01)	1.56	1.55	–	(0.77)	(0.77)	13.27
2013		9.84	0.02	3.09	3.11	(0.03)	(0.43)	(0.46)	12.49
R-6 shares
2018	(c)	14.99	0.01	1.37	1.38	(0.03)	(0.99)	(1.02)	15.35
2017		12.02	–	3.51	3.51	(0.01)	(0.53)	(0.54)	14.99
2016		13.49	0.01	0.02	0.03	(0.01)	(1.49)	(1.50)	12.02
2015	(i)	13.87	(0.01)	0.94	0.93	(0.04)	(1.27)	(1.31)	13.49

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Ratio of Net
		Period (in	to Average Net		Expenses to Average	Investment Income to		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Average Net Assets		Turnover Rate

9.53%(d),(e)		$164,942	0.81%	(f)	0.86%(f)	(0.10)%	(f)	35.4%	(f)
30.05	(e)	142,729	0.83		0.88	(0.05)		38.5
0.13	(e)	110,553	0.89		0.94	(0.13)		32.8
9.48	(e)	123,054	0.97		1.02	(0.18)		39.3
12.90	(e)	106,144	0.99		1.05	(0.19)		38.4
32.60	(e)	95,021	1.06		1.27	(0.03)		37.0

9.58	(d)	2,230,543	0.66 (f),	(g)	–	0.05	(f)	35.4	(f)
30.38		2,184,240	0.63	(g)	–	0.24		38.5
0.34		6,436,701	0.62	(g)	–	0.14		32.8
9.93		6,608,588	0.61	(g)	–	0.19		39.3
13.31		7,031,086	0.61	(g)	–	0.20		38.4
33.23		6,240,772	0.61	(g)	–	0.41		37.0

9.13	(d)	7,431	1.47 (f),	(g)	–	(0.76)	(f)	35.4	(f)
29.29		7,431	1.47	(g)	–	(0.68)		38.5
(0.50)		6,716	1.47	(g)	–	(0.71)		32.8
9.04	(h)	8,078	1.47	(g)	–	(0.67)		39.3
12.39	(h)	8,406	1.47	(g)	–	(0.66)		38.4
32.09		8,519	1.47	(g)	–	(0.44)		37.0

9.27	(d)	7,739	1.34 (f)	,(g)	–	(0.63	) (f)	35.4	(f)
29.39		10,629	1.34	(g)	–	(0.54)		38.5
(0.34)		13,145	1.34	(g)	–	(0.58)		32.8
9.05		16,204	1.34	(g)	–	(0.54)		39.3
12.56		21,048	1.34	(g)	–	(0.54)		38.4
32.32		16,060	1.34	(g)	–	(0.30)		37.0

9.35	(d)	104,868	1.16 (f),	(g)	–	(0.44)	(f)	35.4	(f)
29.63		116,537	1.16	(g)	–	(0.36)		38.5
(0.14)		116,736	1.16	(g)	–	(0.40)		32.8
9.34		152,222	1.16	(g)	–	(0.36)		39.3
12.67		165,698	1.16	(g)	–	(0.35)		38.4
32.55		152,377	1.16	(g)	–	(0.16)		37.0

9.51	(d)	79,333	0.97 (f),	(g)	–	(0.26) (f)		35.4	(f)
29.89		84,785	0.97	(g)	–	(0.18)		38.5
0.03		74,021	0.97	(g)	–	(0.21)		32.8
9.52		94,343	0.97	(g)	–	(0.18)		39.3
12.95		90,002	0.97	(g)	–	(0.16)		38.4
32.75		95,501	0.97	(g)	–	0.04		37.0

9.55	(d)	292,374	0.85 (f) ,(g)		–	(0.13) (f)		35.4	(f)
30.03		313,275	0.85	(g)	–	(0.06)		38.5
0.12		273,161	0.85	(g)	–	(0.09)		32.8
9.70		320,510	0.85	(g)	–	(0.05)		39.3
13.01		329,991	0.85	(g)	–	(0.05)		38.4
32.90		250,770	0.85	(g)	–	0.18		37.0

9.62	(d)	5,198,075	0.59 (f) ,(g)		–	0.12	(f)	35.4	(f)
30.41		4,927,534	0.59	(g)	–	0.00		38.5
0.27		3,333	0.65	(g)	–	0.09		32.8
7.72	(d)	1,383	0.65 (f)	,(g)	–	(0.09	) (f)	39.3	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2018	(c)	$17.80	$0.14	$0.52	$0.66	($0.27)	($0.93)	($1.20)	$17.26
2017		14.89	0.27	3.11	3.38	(0.27)	(0.20)	(0.47)	17.80
2016		14.66	0.26	0.32	0.58	(0.23)	(0.12)	(0.35)	14.89
2015		14.21	0.23	0.45	0.68	(0.22)	(0.01)	(0.23)	14.66
2014		12.35	0.19	1.84	2.03	(0.17)	–	(0.17)	14.21
2013		9.93	0.18	2.40	2.58	(0.16)	–	(0.16)	12.35
Institutional shares
2018	(c)	17.98	0.16	0.52	0.68	(0.30)	(0.93)	(1.23)	17.43
2017		15.03	0.31	3.14	3.45	(0.30)	(0.20)	(0.50)	17.98
2016		14.80	0.30	0.32	0.62	(0.27)	(0.12)	(0.39)	15.03
2015		14.35	0.27	0.45	0.72	(0.26)	(0.01)	(0.27)	14.80
2014		12.47	0.24	1.85	2.09	(0.21)	–	(0.21)	14.35
2013		10.02	0.23	2.42	2.65	(0.20)	–	(0.20)	12.47
R-1 shares
2018	(c)	17.85	0.08	0.51	0.59	(0.14)	(0.93)	(1.07)	17.37
2017		14.93	0.16	3.13	3.29	(0.17)	(0.20)	(0.37)	17.85
2016		14.70	0.17	0.32	0.49	(0.14)	(0.12)	(0.26)	14.93
2015		14.26	0.15	0.44	0.59	(0.14)	(0.01)	(0.15)	14.70
2014		12.39	0.13	1.84	1.97	(0.10)	–	(0.10)	14.26
2013		9.96	0.13	2.41	2.54	(0.11)	–	(0.11)	12.39
R-2 shares
2018	(c)	17.99	0.09	0.52	0.61	(0.16)	(0.93)	(1.09)	17.51
2017		15.04	0.19	3.15	3.34	(0.19)	(0.20)	(0.39)	17.99
2016		14.80	0.19	0.32	0.51	(0.15)	(0.12)	(0.27)	15.04
2015		14.35	0.17	0.44	0.61	(0.15)	(0.01)	(0.16)	14.80
2014		12.47	0.14	1.86	2.00	(0.12)	–	(0.12)	14.35
2013		10.02	0.14	2.44	2.58	(0.13)	–	(0.13)	12.47
R-3 shares
2018	(c)	17.95	0.11	0.53	0.64	(0.21)	(0.93)	(1.14)	17.45
2017		15.02	0.22	3.13	3.35	(0.22)	(0.20)	(0.42)	17.95
2016		14.78	0.21	0.33	0.54	(0.18)	(0.12)	(0.30)	15.02
2015		14.33	0.19	0.45	0.64	(0.18)	(0.01)	(0.19)	14.78
2014		12.45	0.17	1.86	2.03	(0.15)	–	(0.15)	14.33
2013		10.02	0.16	2.42	2.58	(0.15)	–	(0.15)	12.45
R-4 shares
2018	(c)	18.02	0.12	0.53	0.65	(0.24)	(0.93)	(1.17)	17.50
2017		15.07	0.25	3.14	3.39	(0.24)	(0.20)	(0.44)	18.02
2016		14.83	0.24	0.33	0.57	(0.21)	(0.12)	(0.33)	15.07
2015		14.39	0.22	0.44	0.66	(0.21)	(0.01)	(0.22)	14.83
2014		12.50	0.19	1.87	2.06	(0.17)	–	(0.17)	14.39
2013		10.05	0.18	2.44	2.62	(0.17)	–	(0.17)	12.50
R-5 shares
2018	(c)	18.18	0.14	0.53	0.67	(0.26)	(0.93)	(1.19)	17.66
2017		15.20	0.27	3.18	3.45	(0.27)	(0.20)	(0.47)	18.18
2016		14.95	0.26	0.34	0.60	(0.23)	(0.12)	(0.35)	15.20
2015		14.50	0.24	0.45	0.69	(0.23)	(0.01)	(0.24)	14.95
2014		12.60	0.21	1.87	2.08	(0.18)	–	(0.18)	14.50
2013		10.13	0.20	2.45	2.65	(0.18)	–	(0.18)	12.60

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

3.62%(d),(e)		$648,191	0.36%(f)		0.39%(f)	1.55%(f)		3.2%(f)
23.14	(e)	641,445	0.37		0.40	1.66		3.4
4.05	(e)	530,674	0.40		0.43	1.79		4.2
4.78	(e)	518,099	0.45		0.50	1.59		6.3
16.61	(e)	508,718	0.50		0.54	1.47		5.9
26.39	(e)	435,774	0.54		0.74	1.66		3.0

3.72	(d)	3,461,049	0.16	(f)	–	1.75	(f)	3.2	(f)
23.45		3,568,996	0.16		–	1.87		3.4
4.31		3,244,789	0.16		–	2.03		4.2
5.06		3,232,141	0.16		–	1.87		6.3
17.00		2,530,539	0.16		–	1.81		5.9
26.98		2,231,434	0.16		0.16	2.02		3.0

3.23	(d)	16,482	1.03	(f)	–	0.90	(f)	3.2	(f)
22.33		19,523	1.03		–	0.99		3.4
3.43		18,393	1.04		–	1.17		4.2
4.16		21,157	1.03		–	1.00		6.3
16.00		18,889	1.03		–	0.95		5.9
25.81		18,762	1.03		–	1.17		3.0

3.31	(d)	23,386	0.90	(f)	–	1.02	(f)	3.2	(f)
22.52		31,137	0.90		–	1.13		3.4
3.53		30,093	0.91		–	1.29		4.2
4.27		30,689	0.90		–	1.14		6.3
16.20		37,848	0.90		–	1.09		5.9
26.00		43,560	0.90		–	1.29		3.0

3.46	(d)	198,378	0.72	(f)	–	1.20	(f)	3.2	(f)
22.65		222,619	0.72		–	1.31		3.4
3.74		194,613	0.73		–	1.47		4.2
4.46		217,562	0.72		–	1.32		6.3
16.43		248,852	0.72		–	1.25		5.9
26.14		219,693	0.72		–	1.47		3.0

3.51	(d)	172,002	0.53	(f)	–	1.38	(f)	3.2	(f)
22.93		195,180	0.53		–	1.50		3.4
3.96		189,284	0.54		–	1.67		4.2
4.62		219,215	0.53		–	1.51		6.3
16.67		214,570	0.53		–	1.44		5.9
26.43		179,047	0.53		–	1.64		3.0

3.58	(d)	373,255	0.41	(f)	–	1.50	(f)	3.2	(f)
23.10		402,781	0.41		–	1.63		3.4
4.11		411,195	0.42		–	1.77		4.2
4.76		381,876	0.41		–	1.63		6.3
16.73		418,629	0.41		–	1.56		5.9
26.58		354,869	0.41		–	1.77		3.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND
Class J shares
2018	(c)	$12.96	$0.09	$0.44	$0.53	($0.34)	($2.58)	($2.92)	$10.57
2017		11.25	0.18	2.05	2.23	(0.25)	(0.27)	(0.52)	12.96
2016		12.53	0.20	(0.40)	(0.20)	(0.20)	(0.88)	(1.08)	11.25
2015		13.69	0.18	0.18	0.36	(0.16)	(1.36)	(1.52)	12.53
2014		13.39	0.16	1.42	1.58	(0.11)	(1.17)	(1.28)	13.69
2013		10.74	0.19	2.64	2.83	(0.18)	–	(0.18)	13.39
Institutional shares
2018	(c)	13.21	0.14	0.41	0.55	(0.37)	(2.58)	(2.95)	10.81
2017		11.46	0.23	2.07	2.30	(0.28)	(0.27)	(0.55)	13.21
2016		12.75	0.24	(0.40)	(0.16)	(0.25)	(0.88)	(1.13)	11.46
2015		13.90	0.24	0.18	0.42	(0.21)	(1.36)	(1.57)	12.75
2014		13.58	0.21	1.45	1.66	(0.17)	(1.17)	(1.34)	13.90
2013		10.90	0.25	2.66	2.91	(0.23)	–	(0.23)	13.58
R-1 shares
2018	(c)	13.06	0.06	0.43	0.49	(0.27)	(2.58)	(2.85)	10.70
2017		11.32	0.12	2.06	2.18	(0.17)	(0.27)	(0.44)	13.06
2016		12.60	0.14	(0.40)	(0.26)	(0.14)	(0.88)	(1.02)	11.32
2015		13.76	0.12	0.17	0.29	(0.09)	(1.36)	(1.45)	12.60
2014		13.47	0.09	1.44	1.53	(0.07)	(1.17)	(1.24)	13.76
2013		10.80	0.15	2.65	2.80	(0.13)	–	(0.13)	13.47
R-2 shares
2018	(c)	13.11	0.07	0.43	0.50	(0.27)	(2.58)	(2.85)	10.76
2017		11.38	0.13	2.07	2.20	(0.20)	(0.27)	(0.47)	13.11
2016		12.64	0.15	(0.40)	(0.25)	(0.13)	(0.88)	(1.01)	11.38
2015		13.81	0.14	0.17	0.31	(0.12)	(1.36)	(1.48)	12.64
2014		13.52	0.11	1.45	1.56	(0.10)	(1.17)	(1.27)	13.81
2013		10.84	0.16	2.67	2.83	(0.15)	–	(0.15)	13.52
R-3 shares
2018	(c)	13.07	0.08	0.43	0.51	(0.30)	(2.58)	(2.88)	10.70
2017		11.35	0.15	2.06	2.21	(0.22)	(0.27)	(0.49)	13.07
2016		12.63	0.17	(0.39)	(0.22)	(0.18)	(0.88)	(1.06)	11.35
2015		13.80	0.16	0.18	0.34	(0.15)	(1.36)	(1.51)	12.63
2014		13.50	0.14	1.44	1.58	(0.11)	(1.17)	(1.28)	13.80
2013		10.83	0.18	2.67	2.85	(0.18)	–	(0.18)	13.50
R-4 shares
2018	(c)	13.08	0.09	0.43	0.52	(0.32)	(2.58)	(2.90)	10.70
2017		11.34	0.18	2.06	2.24	(0.23)	(0.27)	(0.50)	13.08
2016		12.62	0.20	(0.40)	(0.20)	(0.20)	(0.88)	(1.08)	11.34
2015		13.78	0.19	0.17	0.36	(0.16)	(1.36)	(1.52)	12.62
2014		13.47	0.16	1.44	1.60	(0.12)	(1.17)	(1.29)	13.78
2013		10.81	0.20	2.65	2.85	(0.19)	–	(0.19)	13.47
R-5 shares
2018	(c)	13.22	0.10	0.43	0.53	(0.33)	(2.58)	(2.91)	10.84
2017		11.46	0.19	2.09	2.28	(0.25)	(0.27)	(0.52)	13.22
2016		12.75	0.21	(0.41)	(0.20)	(0.21)	(0.88)	(1.09)	11.46
2015		13.90	0.20	0.18	0.38	(0.17)	(1.36)	(1.53)	12.75
2014		13.57	0.18	1.45	1.63	(0.13)	(1.17)	(1.30)	13.90
2013		10.91	0.22	2.66	2.88	(0.22)	–	(0.22)	13.57

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

3.96%(d),(e)		$67,263	0.75	%(f)	0.78%(f)	1.67	%(f)	80.4	%(f)
20.31	(e)	66,744	0.72		0.75	1.53		112.1
(1.56	) (e)	61,362	0.73		0.76	1.77		99.2
2.81	(e)	68,986	0.79		0.82	1.46		90.6
12.75	(e)	75,289	0.83		0.87	1.18		118.8
26.74	(e)	68,659	0.91		1.11	1.59		121.4

4.04	(d)	18,474	0.43 (f)	,(g)	–	2.30	(f)	80.4	(f)
20.63		1,437,977	0.43	(g)	–	1.84		112.1
(1.24)		2,082,564	0.43		–	2.05		99.2
3.24		2,187,554	0.42		–	1.85		90.6
13.19		3,432,095	0.41		–	1.59		118.8
27.26		2,998,720	0.43		–	2.04		121.4

3.60	(d)	1,198	1.34	(f)	–	1.09	(f)	80.4	(f)
19.69		1,243	1.30		–	0.96		112.1
(2.13)		1,370	1.30		–	1.22		99.2
2.29		1,384	1.29		–	0.95		90.6
12.21		1,415	1.29		–	0.71		118.8
26.24		1,517	1.30		–	1.21		121.4

3.72	(d)	2,156	1.21	(f)	–	1.22	(f)	80.4	(f)
19.77		2,282	1.17		–	1.07		112.1
(1.97)		2,256	1.17		–	1.30		99.2
2.39		2,048	1.16		–	1.13		90.6
12.39		4,144	1.16		–	0.85		118.8
26.40		3,487	1.17		–	1.29		121.4

3.78	(d)	3,448	1.03	(f)	–	1.41	(f)	80.4	(f)
19.96		3,901	0.99		–	1.26		112.1
(1.78)		3,701	0.99		–	1.50		99.2
2.60		3,815	0.98		–	1.26		90.6
12.57		4,508	0.98		–	1.03		118.8
26.67		3,725	0.99		–	1.52		121.4

3.85	(d)	1,037	0.84	(f)	–	1.60	(f)	80.4	(f)
20.25		1,067	0.80		–	1.46		112.1
(1.60)		1,442	0.80		–	1.71		99.2
2.77		2,116	0.79		–	1.46		90.6
12.80		2,579	0.79		–	1.22		118.8
26.81		2,721	0.80		–	1.65		121.4

3.94	(d)	3,909	0.72	(f)	–	1.71	(f)	80.4	(f)
20.32	(h)	4,067	0.68		–	1.58		112.1
(1.48	) (h)	4,060	0.68		–	1.85		99.2
2.94		7,201	0.67		–	1.57		90.6
12.91		8,092	0.67		–	1.36		118.8
26.89		9,285	0.68		–	1.85		121.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND III
Class J shares
2018	(c)	$16.93	$0.11	$0.51	$0.62	($0.16)	($0.95)	($1.11)	$16.44
2017		14.88	0.21	2.49	2.70	(0.24)	(0.41)	(0.65)	16.93
2016		15.58	0.23	0.18	0.41	(0.21)	(0.90)	(1.11)	14.88
2015		15.55	0.19	0.19	0.38	(0.19)	(0.16)	(0.35)	15.58
2014		13.56	0.17	1.85	2.02	(0.03)	–	(0.03)	15.55
2013		10.91	0.15	2.71	2.86	(0.21)	–	(0.21)	13.56
Institutional shares
2018	(c)	17.17	0.13	0.53	0.66	(0.21)	(0.95)	(1.16)	16.67
2017		15.08	0.26	2.53	2.79	(0.29)	(0.41)	(0.70)	17.17
2016		15.79	0.28	0.18	0.46	(0.27)	(0.90)	(1.17)	15.08
2015		15.75	0.25	0.20	0.45	(0.25)	(0.16)	(0.41)	15.79
2014		13.74	0.22	1.88	2.10	(0.09)	–	(0.09)	15.75
2013		11.07	0.19	2.75	2.94	(0.27)	–	(0.27)	13.74
R-1 shares
2018	(c)	17.05	0.06	0.52	0.58	(0.07)	(0.95)	(1.02)	16.61
2017		14.98	0.12	2.51	2.63	(0.15)	(0.41)	(0.56)	17.05
2016		15.68	0.15	0.18	0.33	(0.13)	(0.90)	(1.03)	14.98
2015		15.68	0.11	0.19	0.30	(0.14)	(0.16)	(0.30)	15.68
2014		13.71	0.08	1.89	1.97	–	–	–	15.68
2013		11.02	0.10	2.74	2.84	(0.15)	–	(0.15)	13.71
R-2 shares
2018	(c)	17.12	0.07	0.52	0.59	(0.09)	(0.95)	(1.04)	16.67
2017		15.03	0.14	2.52	2.66	(0.16)	(0.41)	(0.57)	17.12
2016		15.67	0.18	0.17	0.35	(0.09)	(0.90)	(0.99)	15.03
2015		15.64	0.13	0.20	0.33	(0.14)	(0.16)	(0.30)	15.67
2014		13.66	0.11	1.87	1.98	–	–	–	15.64
2013		10.98	0.11	2.74	2.85	(0.17)	–	(0.17)	13.66
R-3 shares
2018	(c)	17.80	0.09	0.54	0.63	(0.10)	(0.95)	(1.05)	17.38
2017		15.61	0.18	2.62	2.80	(0.20)	(0.41)	(0.61)	17.80
2016		16.29	0.20	0.19	0.39	(0.17)	(0.90)	(1.07)	15.61
2015		16.24	0.17	0.20	0.37	(0.16)	(0.16)	(0.32)	16.29
2014		14.18	0.14	1.93	2.07	(0.01)	–	(0.01)	16.24
2013		11.39	0.14	2.83	2.97	(0.18)	–	(0.18)	14.18
R-4 shares
2018	(c)	17.13	0.10	0.53	0.63	(0.15)	(0.95)	(1.10)	16.66
2017		15.05	0.20	2.51	2.71	(0.22)	(0.41)	(0.63)	17.13
2016		15.74	0.23	0.19	0.42	(0.21)	(0.90)	(1.11)	15.05
2015		15.72	0.19	0.19	0.38	(0.20)	(0.16)	(0.36)	15.74
2014		13.71	0.16	1.89	2.05	(0.04)	–	(0.04)	15.72
2013		11.03	0.16	2.73	2.89	(0.21)	–	(0.21)	13.71
R-5 shares
2018	(c)	17.26	0.11	0.54	0.65	(0.17)	(0.95)	(1.12)	16.79
2017		15.16	0.22	2.54	2.76	(0.25)	(0.41)	(0.66)	17.26
2016		15.86	0.25	0.18	0.43	(0.23)	(0.90)	(1.13)	15.16
2015		15.82	0.21	0.20	0.41	(0.21)	(0.16)	(0.37)	15.86
2014		13.77	0.19	1.89	2.08	(0.03)	–	(0.03)	15.82
2013		11.11	0.17	2.74	2.91	(0.25)	–	(0.25)	13.77

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

3.55%(d),(e)		$73,966	1.02%(f)		1.11%(f)	1.25%(f)		40.4%(f)
18.59	(e)	75,559	1.08		1.13	1.31		33.4
3.05	(e)	68,742	1.08		1.12	1.60		35.0
2.40	(e)	72,661	1.14		1.18	1.21		27.6
14.96	(e)	78,435	1.15		1.20	1.14		41.3	(g)
26.65	(e)	73,120	1.22		1.43	1.21		64.8

3.74	(d)	2,030,707	0.71 (f)	,(h)	–	1.55	(f)	40.4	(f)
18.95		1,798,751	0.76	(h)	–	1.62		33.4
3.37		1,634,892	0.77	(h)	–	1.91		35.0
2.82		1,796,638	0.76	(h)	–	1.60		27.6
15.36		2,804,940	0.76	(h)	–	1.51		41.3	(g)
27.13		1,657,474	0.79	(h)	–	1.56		64.8

3.29	(d)	4,545	1.59 (f)	,(h)	–	0.68	(f)	40.4	(f)
17.89		4,449	1.64	(h)	–	0.74		33.4
2.46		4,072	1.65	(h)	–	1.03		35.0
1.91		4,604	1.64	(h)	–	0.71		27.6
14.37		5,160	1.63	(h)	–	0.56		41.3	(g)
26.10		2,175	1.67	(h)	–	0.79		64.8

3.32	(d)	2,328	1.46 (f)	,(h)	–	0.78	(f)	40.4	(f)
18.07		2,900	1.51	(h)	–	0.86		33.4
2.56		3,096	1.52	(h)	–	1.20		35.0
2.11		5,018	1.51	(h)	–	0.84		27.6
14.49		5,737	1.50	(h)	–	0.75		41.3	(g)
26.27		5,605	1.54	(h)	–	0.92		64.8

3.44	(d)	8,810	1.28 (f)	,(h)	–	0.97	(f)	40.4	(f)
18.30		9,007	1.33	(h)	–	1.06		33.4
2.78		11,209	1.34	(h)	–	1.34		35.0
2.28		11,864	1.33	(h)	–	1.02		27.6
14.64		15,163	1.32	(h)	–	0.94		41.3	(g)
26.47		10,306	1.36	(h)	–	1.09		64.8

3.54	(d)	4,778	1.09 (f)	,(h)	–	1.18	(f)	40.4	(f)
18.45		5,964	1.14	(h)	–	1.25		33.4
2.97	(i)	5,659	1.15	(h)	–	1.53		35.0
2.46	(i)	6,276	1.14	(h)	–	1.22		27.6
14.96		9,314	1.13	(h)	–	1.09		41.3	(g)
26.67		5,773	1.17	(h)	–	1.27		64.8

3.65	(d)	10,140	0.97 (f)	,(h)	–	1.32	(f)	40.4	(f)
18.63		9,072	1.02	(h)	–	1.35		33.4
3.09		7,123	1.03	(h)	–	1.65		35.0
2.56		11,280	1.02	(h)	–	1.32		27.6
15.11		9,397	1.01	(h)	–	1.26		41.3	(g)
26.72		8,642	1.05	(h)	–	1.40		64.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes approximately $123,553,000 of sales from portfolio realignment from the acquisition of LargeCap Value Fund I.
(h)	Reflects Manager's contractual expense limit.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period (	Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP FUND
Class J shares
2018	(c)	$25.94	$0.01	$0.29	$0.30	$–	($0.89)	($0.89)	$25.35
2017		21.02	0.02	5.43	5.45	(0.06)	(0.47)	(0.53)	25.94
2016		21.47	0.07	0.77	0.84	–	(1.29)	(1.29)	21.02
2015		21.27	0.01	1.30	1.31	(0.03)	(1.08)	(1.11)	21.47
2014		19.21	0.04	2.44	2.48	–	(0.42)	(0.42)	21.27
2013		14.95	0.05	4.57	4.62	(0.13)	(0.23)	(0.36)	19.21
Institutional shares
2018	(c)	27.44	0.03	0.30	0.33	(0.01)	(0.89)	(0.90)	26.87
2017		22.21	0.05	5.74	5.79	(0.09)	(0.47)	(0.56)	27.44
2016		22.60	0.11	0.82	0.93	(0.03)	(1.29)	(1.32)	22.21
2015		22.33	0.05	1.38	1.43	(0.08)	(1.08)	(1.16)	22.60
2014		20.15	0.09	2.56	2.65	(0.05)	(0.42)	(0.47)	22.33
2013		15.67	0.10	4.80	4.90	(0.19)	(0.23)	(0.42)	20.15
R-1 shares
2018	(c)	25.20	(0.07)	0.28	0.21	–	(0.89)	(0.89)	24.52
2017		20.50	(0.13)	5.30	5.17	–	(0.47)	(0.47)	25.20
2016		21.11	(0.06)	0.74	0.68	–	(1.29)	(1.29)	20.50
2015		21.02	(0.12)	1.29	1.17	–	(1.08)	(1.08)	21.11
2014		19.09	(0.07)	2.42	2.35	–	(0.42)	(0.42)	21.02
2013		14.92	(0.04)	4.56	4.52	(0.12)	(0.23)	(0.35)	19.09
R-2 shares
2018	(c)	25.55	(0.06)	0.29	0.23	–	(0.89)	(0.89)	24.89
2017		20.76	(0.10)	5.36	5.26	–	(0.47)	(0.47)	25.55
2016		21.33	(0.04)	0.76	0.72	–	(1.29)	(1.29)	20.76
2015		21.20	(0.09)	1.30	1.21	–	(1.08)	(1.08)	21.33
2014		19.23	(0.05)	2.44	2.39	–	(0.42)	(0.42)	21.20
2013		15.00	(0.02)	4.59	4.57	(0.11)	(0.23)	(0.34)	19.23
R-3 shares
2018	(c)	26.40	(0.04)	0.30	0.26	–	(0.89)	(0.89)	25.77
2017		21.40	(0.06)	5.53	5.47	–	(0.47)	(0.47)	26.40
2016		21.90	–	0.79	0.79	–	(1.29)	(1.29)	21.40
2015		21.70	(0.05)	1.33	1.28	–	(1.08)	(1.08)	21.90
2014		19.64	(0.01)	2.49	2.48	–	(0.42)	(0.42)	21.70
2013		15.32	0.01	4.68	4.69	(0.14)	(0.23)	(0.37)	19.64
R-4 shares
2018	(c)	27.33	(0.01)	0.30	0.29	–	(0.89)	(0.89)	26.73
2017		22.11	(0.02)	5.73	5.71	(0.02)	(0.47)	(0.49)	27.33
2016		22.55	0.04	0.81	0.85	–	(1.29)	(1.29)	22.11
2015		22.29	(0.01)	1.36	1.35	(0.01)	(1.08)	(1.09)	22.55
2014		20.12	0.03	2.56	2.59	–	(0.42)	(0.42)	22.29
2013		15.66	0.05	4.79	4.84	(0.15)	(0.23)	(0.38)	20.12
R-5 shares
2018	(c)	27.13	–	0.31	0.31	–	(0.89)	(0.89)	26.55
2017		21.96	0.01	5.68	5.69	(0.05)	(0.47)	(0.52)	27.13
2016		22.38	0.07	0.80	0.87	–	(1.29)	(1.29)	21.96
2015		22.13	0.01	1.36	1.37	(0.04)	(1.08)	(1.12)	22.38
2014		19.98	0.05	2.54	2.59	(0.02)	(0.42)	(0.44)	22.13
2013		15.55	0.07	4.75	4.82	(0.16)	(0.23)	(0.39)	19.98
R-6 shares
2018	(c)	27.42	0.04	0.31	0.35	(0.04)	(0.89)	(0.93)	26.84
2017	(i)	22.98	0.05	4.97	5.02	(0.11)	(0.47)	(0.58)	27.42

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Ratio of Net
		Period (in	to Average Net		Expenses to Average	Investment Income to		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Average Net Assets		Turnover Rate

1.11%(d),(e)		$289,536	0.81%(f)		0.84%(f)	0.06%(f)		17.2	%(f)
26.44	(e)	302,971	0.82		0.85	0.07		15.4
4.35	(e)	261,105	0.82		0.85	0.35		22.4
6.42	(e)	278,993	0.88		0.91	0.04		22.6
13.18	(e)	290,503	0.92		0.96	0.19		18.3
31.56	(e)	287,254	0.98		1.18	0.31		13.0

1.17	(d)	11,579,279	0.68 (f)	,(g)	–	0.20	(f)	17.2	(f)
26.58		11,396,657	0.68	(g)	–	0.18		15.4
4.49	(h)	5,356,398	0.68		–	0.49		22.4
6.71	(h)	5,328,050	0.67		–	0.23		22.6
13.45		3,836,296	0.68		–	0.43		18.3
32.04		2,828,522	0.66		0.66	0.59		13.0

0.78	(d)	86,243	1.47	(f)	–	(0.60	) (f)	17.2	(f)
25.65		86,677	1.47		–	(0.59)		15.4
3.63		66,856	1.47		–	(0.30)		22.4
5.81		58,620	1.47		–	(0.58)		22.6
12.57		32,574	1.47		–	(0.38)		18.3
30.96		20,791	1.48		–	(0.25)		13.0

0.85	(d)	25,239	1.34	(f)	–	(0.47	) (f)	17.2	(f)
25.77		28,455	1.34		–	(0.45)		15.4
3.79		28,422	1.34		–	(0.18)		22.4
5.95		34,310	1.34		–	(0.41)		22.6
12.69		40,695	1.34		–	(0.23)		18.3
31.09		40,741	1.35		–	(0.10)		13.0

0.93	(d)	112,458	1.16	(f)	–	(0.29	) (f)	17.2	(f)
25.98		122,849	1.16		–	(0.27)		15.4
4.02		123,971	1.16		–	0.00		22.4
6.15		151,776	1.16		–	(0.24)		22.6
12.89		158,675	1.16		–	(0.05)		18.3
31.30		155,477	1.17		–	0.08		13.0

1.01	(d)	98,922	0.97	(f)	–	(0.09	) (f)	17.2	(f)
26.27		127,947	0.97		–	(0.07)		15.4
4.18		145,709	0.97		–	0.19		22.4
6.32		154,669	0.97		–	(0.06)		22.6
13.13		168,845	0.97		–	0.14		18.3
31.59		163,047	0.98		–	0.28		13.0

1.10	(d)	365,581	0.85	(f)	–	0.03	(f)	17.2	(f)
26.39		378,762	0.85		–	0.04		15.4
4.31		304,581	0.85		–	0.31		22.4
6.46		325,637	0.85		–	0.06		22.6
13.25		266,198	0.85		–	0.25		18.3
31.74		196,640	0.86		–	0.37		13.0

1.22	(d)	964,699	0.59 (f)	,(g)	–	0.27	(f)	17.2	(f)
22.33	(d)	784,496	0.60 (f)	,(g)	–	0.20	(f)	15.4	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP GROWTH FUND
Class J shares
2018	(c)	$7.13	($0.01)	$0.23	$0.22	$–	($0.31)	($0.31)	$7.04
2017		5.50	(0.02)	1.66	1.64	(0.01)	–	(0.01)	7.13
2016		5.84	0.01	(0.19)	(0.18)	–	(0.16)	(0.16)	5.50
2015		6.96	(0.04)	0.51	0.47	–	(1.59)	(1.59)	5.84
2014		8.00	(0.04)	0.87	0.83	–	(1.87)	(1.87)	6.96
2013		6.51	(0.04)	1.95	1.91	–	(0.42)	(0.42)	8.00
Institutional shares
2018	(c)	8.92	(0.01)	0.29	0.28	–	(0.31)	(0.31)	8.89
2017		6.88	(0.01)	2.07	2.06	(0.02)	–	(0.02)	8.92
2016		7.25	0.02	(0.23)	(0.21)	–	(0.16)	(0.16)	6.88
2015		8.23	(0.01)	0.62	0.61	–	(1.59)	(1.59)	7.25
2014		9.08	(0.01)	1.03	1.02	–	(1.87)	(1.87)	8.23
2013		7.31	–	2.19	2.19	–	(0.42)	(0.42)	9.08
R-1 shares
2018	(c)	7.41	(0.03)	0.23	0.20	–	(0.31)	(0.31)	7.30
2017		5.74	(0.06)	1.73	1.67	–	–	–	7.41
2016		6.12	(0.02)	(0.20)	(0.22)	–	(0.16)	(0.16)	5.74
2015		7.24	(0.06)	0.53	0.47	–	(1.59)	(1.59)	6.12
2014		8.27	(0.07)	0.91	0.84	–	(1.87)	(1.87)	7.24
2013		6.74	(0.06)	2.01	1.95	–	(0.42)	(0.42)	8.27
R-2 shares
2018	(c)	7.96	(0.03)	0.25	0.22	–	(0.31)	(0.31)	7.87
2017		6.15	(0.05)	1.86	1.81	–	–	–	7.96
2016		6.54	(0.02)	(0.21)	(0.23)	–	(0.16)	(0.16)	6.15
2015		7.63	(0.06)	0.56	0.50	–	(1.59)	(1.59)	6.54
2014		8.60	(0.06)	0.96	0.90	–	(1.87)	(1.87)	7.63
2013		6.98	(0.05)	2.09	2.04	–	(0.42)	(0.42)	8.60
R-3 shares
2018	(c)	8.44	(0.03)	0.27	0.24	–	(0.31)	(0.31)	8.37
2017		6.51	(0.04)	1.97	1.93	–	–	–	8.44
2016		6.91	–	(0.24)	(0.24)	–	(0.16)	(0.16)	6.51
2015		7.95	(0.05)	0.60	0.55	–	(1.59)	(1.59)	6.91
2014		8.87	(0.05)	1.00	0.95	–	(1.87)	(1.87)	7.95
2013		7.18	(0.04)	2.15	2.11	–	(0.42)	(0.42)	8.87
R-4 shares
2018	(c)	8.88	(0.02)	0.29	0.27	–	(0.31)	(0.31)	8.84
2017		6.85	(0.03)	2.06	2.03	–	–	–	8.88
2016		7.24	–	(0.23)	(0.23)	–	(0.16)	(0.16)	6.85
2015		8.24	(0.04)	0.63	0.59	–	(1.59)	(1.59)	7.24
2014		9.12	(0.03)	1.02	0.99	–	(1.87)	(1.87)	8.24
2013		7.36	(0.03)	2.21	2.18	–	(0.42)	(0.42)	9.12
R-5 shares
2018	(c)	9.20	(0.01)	0.29	0.28	–	(0.31)	(0.31)	9.17
2017		7.09	(0.02)	2.14	2.12	(0.01)	–	(0.01)	9.20
2016		7.48	0.01	(0.24)	(0.23)	–	(0.16)	(0.16)	7.09
2015		8.46	(0.03)	0.64	0.61	–	(1.59)	(1.59)	7.48
2014		9.30	(0.02)	1.05	1.03	–	(1.87)	(1.87)	8.46
2013		7.48	(0.02)	2.26	2.24	–	(0.42)	(0.42)	9.30

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

3.12%(d),(e)		$67,384	0.93	%(f)	0.96	%(f)	(0.31	)%(f)	116.0	%(f)
29.84	(e)	64,647	0.97		1.00		(0.30)		128.5
(3.03	) (e)	49,592	1.03		1.06		0.18		110.3
8.34	(e)	65,375	1.20		1.23		(0.64)		128.9
12.73	(e)	42,144	1.20		1.24		(0.55)		184.6
31.12	(e)	31,805	1.22		1.42		(0.51)		222.6

3.17	(d)	63,384	0.75	(f)	0.76	(f)	(0.14	) (f)	116.0	(f)
30.10		57,772	0.75		0.78		(0.08)		128.5
(2.85)		41,967	0.75		0.81		0.33		110.3
8.84		37,603	0.75		0.75		(0.17)		128.9
13.41		33,471	0.75		0.78		(0.14)		184.6
31.57		65,325	0.74		0.77		(0.04)		222.6

2.72	(d)	1,307	1.55	(f)	–		(0.93	) (f)	116.0	(f)
29.09		1,321	1.55		–		(0.87)		128.5
(3.56)		1,275	1.55		–		(0.37)		110.3
7.95		1,607	1.56		–		(0.99)		128.9
12.34		1,269	1.56		–		(0.92)		184.6
30.63		1,518	1.56		–		(0.85)		222.6

2.79	(d)	2,535	1.42	(f)	–		(0.78	) (f)	116.0	(f)
29.43		3,764	1.42		–		(0.74)		128.5
(3.63	) (g)	3,717	1.42		–		(0.28)		110.3
8.11	(g)	3,642	1.43		–		(0.86)		128.9
12.62		2,751	1.43		–		(0.78)		184.6
30.86		2,699	1.43		–		(0.72)		222.6

2.86	(d)	12,594	1.24	(f)	–		(0.62	) (f)	116.0	(f)
29.65		11,542	1.24		–		(0.57)		128.5
(3.44)		9,967	1.24		–		(0.05)		110.3
8.31		11,746	1.25		–		(0.74)		128.9
12.83		4,118	1.25		–		(0.58)		184.6
30.99		3,830	1.25		–		(0.52)		222.6

3.06	(d)	6,656	1.05	(f)	–		(0.42	) (f)	116.0	(f)
29.71		6,854	1.05		–		(0.37)		128.5
(3.14)		6,594	1.05		–		0.03		110.3
8.53		5,296	1.06		–		(0.53)		128.9
12.96		2,193	1.06		–		(0.42)		184.6
31.20		2,239	1.06		–		(0.35)		222.6

3.07	(d)	20,735	0.93	(f)	–		(0.31	) (f)	116.0	(f)
29.94		19,952	0.93		–		(0.26)		128.5
(3.04)		16,619	0.93		–		0.21		110.3
8.56		17,729	0.94		–		(0.37)		128.9
13.16		14,192	0.94		–		(0.29)		184.6
31.51		15,380	0.94		–		(0.26)		222.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP GROWTH FUND III
Class J shares
2018	(c)	$10.21	($0.03)	$0.56	$0.53	$–	($1.49)	($1.49)	$9.25
2017		8.24	(0.05)	2.05	2.00	–	(0.03)	(0.03)	10.21
2016		8.88	(0.03)	(0.11)	(0.14)	–	(0.50)	(0.50)	8.24
2015		11.26	(0.07)	0.30	0.23	–	(2.61)	(2.61)	8.88
2014		12.69	(0.06)	1.10	1.04	–	(2.47)	(2.47)	11.26
2013		9.91	(0.06)	3.08	3.02	–	(0.24)	(0.24)	12.69
Institutional shares
2018	(c)	12.19	(0.01)	0.67	0.66	–	(1.49)	(1.49)	11.36
2017		9.79	(0.01)	2.44	2.43	–	(0.03)	(0.03)	12.19
2016		10.42	–	(0.13)	(0.13)	–	(0.50)	(0.50)	9.79
2015		12.72	(0.04)	0.35	0.31	–	(2.61)	(2.61)	10.42
2014		13.97	(0.01)	1.23	1.22	–	(2.47)	(2.47)	12.72
2013		10.87	–	3.38	3.38	(0.04)	(0.24)	(0.28)	13.97
R-1 shares
2018	(c)	10.30	(0.05)	0.55	0.50	–	(1.49)	(1.49)	9.31
2017		8.35	(0.09)	2.07	1.98	–	(0.03)	(0.03)	10.30
2016		9.04	(0.08)	(0.11)	(0.19)	–	(0.50)	(0.50)	8.35
2015		11.46	(0.12)	0.31	0.19	–	(2.61)	(2.61)	9.04
2014		12.91	(0.11)	1.13	1.02	–	(2.47)	(2.47)	11.46
2013		10.12	(0.10)	3.13	3.03	–	(0.24)	(0.24)	12.91
R-2 shares
2018	(c)	10.70	(0.05)	0.59	0.54	–	(1.49)	(1.49)	9.75
2017		8.66	(0.08)	2.15	2.07	–	(0.03)	(0.03)	10.70
2016		9.34	(0.07)	(0.11)	(0.18)	–	(0.50)	(0.50)	8.66
2015		11.75	(0.11)	0.31	0.20	–	(2.61)	(2.61)	9.34
2014		13.16	(0.09)	1.15	1.06	–	(2.47)	(2.47)	11.75
2013		10.30	(0.09)	3.19	3.10	–	(0.24)	(0.24)	13.16
R-3 shares
2018	(c)	11.52	(0.04)	0.63	0.59	–	(1.49)	(1.49)	10.62
2017		9.31	(0.07)	2.31	2.24	–	(0.03)	(0.03)	11.52
2016		9.99	(0.06)	(0.12)	(0.18)	–	(0.50)	(0.50)	9.31
2015		12.36	(0.09)	0.33	0.24	–	(2.61)	(2.61)	9.99
2014		13.71	(0.08)	1.20	1.12	–	(2.47)	(2.47)	12.36
2013		10.70	(0.07)	3.32	3.25	–	(0.24)	(0.24)	13.71
R-4 shares
2018	(c)	11.82	(0.03)	0.65	0.62	–	(1.49)	(1.49)	10.95
2017		9.53	(0.05)	2.37	2.32	–	(0.03)	(0.03)	11.82
2016		10.20	(0.04)	(0.13)	(0.17)	–	(0.50)	(0.50)	9.53
2015		12.54	(0.07)	0.34	0.27	–	(2.61)	(2.61)	10.20
2014		13.85	(0.05)	1.21	1.16	–	(2.47)	(2.47)	12.54
2013		10.79	(0.05)	3.35	3.30	–	(0.24)	(0.24)	13.85
R-5 shares
2018	(c)	12.28	(0.03)	0.68	0.65	–	(1.49)	(1.49)	11.44
2017		9.89	(0.04)	2.46	2.42	–	(0.03)	(0.03)	12.28
2016		10.55	(0.03)	(0.13)	(0.16)	–	(0.50)	(0.50)	9.89
2015		12.87	(0.07)	0.36	0.29	–	(2.61)	(2.61)	10.55
2014		14.13	(0.04)	1.25	1.21	–	(2.47)	(2.47)	12.87
2013		10.99	(0.03)	3.41	3.38	–	(0.24)	(0.24)	14.13

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

5.47%(d),(e)		$36,750	1.24	%(f)	1.35%(f)	(0.55)%(f)		36.6	%(f)
24.31	(e)	35,778	1.29		1.37	(0.49)		81.6
(1.47	) (e)	31,465	1.30		1.36	(0.39)		64.6
2.53	(e)	35,147	1.37		1.43	(0.77)		64.6
9.50	(e)	37,273	1.41		1.47	(0.53)		131.4
31.14	(e)	37,316	1.43		1.65	(0.53)		105.0

5.66	(d)	1,003,161	0.90 (f)	,(g)	–	(0.21	) (f)	36.6	(f)
24.85		1,037,760	0.94	(g)	–	(0.13)		81.6
(1.15)		1,302,544	0.95	(g)	–	(0.04)		64.6
2.93		1,319,604	0.95	(g)	–	(0.34)		64.6
9.99		1,378,931	0.95	(g)	–	(0.07)		131.4
31.78		1,406,949	0.95	(g)	–	(0.04)		105.0

5.10	(d)	1,955	1.78 (f)	,(g)	–	(1.09	) (f)	36.6	(f)
23.75		2,266	1.81	(g)	–	(1.01)		81.6
(2.03)		2,023	1.82	(g)	–	(0.90)		64.6
2.05		2,914	1.83	(g)	–	(1.22)		64.6
9.12		3,400	1.83	(g)	–	(0.95)		131.4
30.57		3,446	1.83	(g)	–	(0.88)		105.0

5.30	(d)	1,987	1.65 (f)	,(g)	–	(0.96	) (f)	36.6	(f)
23.93		2,177	1.68	(g)	–	(0.88)		81.6
(1.95	) (h)	3,057	1.69	(g)	–	(0.79)		64.6
2.21	(h)	4,233	1.70	(g)	–	(1.09)		64.6
9.27		4,970	1.70	(g)	–	(0.81)		131.4
30.72		6,205	1.70	(g)	–	(0.78)		105.0

5.35	(d)	5,339	1.47 (f)	,(g)	–	(0.78	) (f)	36.6	(f)
24.09		4,920	1.50	(g)	–	(0.69)		81.6
(1.72)		6,088	1.51	(g)	–	(0.60)		64.6
2.36		8,561	1.52	(g)	–	(0.87)		64.6
9.36		18,078	1.52	(g)	–	(0.63)		131.4
30.98		22,048	1.52	(g)	–	(0.58)		105.0

5.39 (d)	,(h)	3,296	1.28 (f)	,(g)	–	(0.58	) (f)	36.6	(f)
24.37		5,191	1.31	(g)	–	(0.51)		81.6
(1.58)		5,682	1.32	(g)	–	(0.41)		64.6
2.60		8,250	1.33	(g)	–	(0.68)		64.6
9.58		22,511	1.33	(g)	–	(0.44)		131.4
31.19		27,086	1.33	(g)	–	(0.39)		105.0

5.53	(d)	6,160	1.16 (f)	,(g)	–	(0.46	) (f)	36.6	(f)
24.50		7,385	1.19	(g)	–	(0.39)		81.6
(1.42)		7,628	1.20	(g)	–	(0.28)		64.6
2.72		10,947	1.21	(g)	–	(0.61)		64.6
9.76		11,399	1.21	(g)	–	(0.30)		131.4
31.38		20,890	1.21	(g)	–	(0.22)		105.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2018	(c)	$21.53	$0.12	$0.46	$0.58	($0.21)	($1.30)	($1.51)	$20.60
2017		18.62	0.19	3.95	4.14	(0.23)	(1.00)	(1.23)	21.53
2016		19.04	0.23	0.72	0.95	(0.18)	(1.19)	(1.37)	18.62
2015		19.58	0.18	0.35	0.53	(0.16)	(0.91)	(1.07)	19.04
2014		18.35	0.15	1.80	1.95	(0.12)	(0.60)	(0.72)	19.58
2013		14.43	0.14	4.40	4.54	(0.13)	(0.49)	(0.62)	18.35
Institutional shares
2018	(c)	22.11	0.15	0.46	0.61	(0.25)	(1.30)	(1.55)	21.17
2017		19.10	0.24	4.05	4.29	(0.28)	(1.00)	(1.28)	22.11
2016		19.50	0.29	0.74	1.03	(0.24)	(1.19)	(1.43)	19.10
2015		20.03	0.25	0.36	0.61	(0.23)	(0.91)	(1.14)	19.50
2014		18.74	0.23	1.84	2.07	(0.18)	(0.60)	(0.78)	20.03
2013		14.73	0.22	4.47	4.69	(0.19)	(0.49)	(0.68)	18.74
R-1 shares
2018	(c)	21.81	0.06	0.46	0.52	(0.08)	(1.30)	(1.38)	20.95
2017		18.84	0.05	4.01	4.06	(0.09)	(1.00)	(1.09)	21.81
2016		19.23	0.14	0.73	0.87	(0.07)	(1.19)	(1.26)	18.84
2015		19.78	0.08	0.35	0.43	(0.07)	(0.91)	(0.98)	19.23
2014		18.58	0.07	1.82	1.89	(0.09)	(0.60)	(0.69)	19.78
2013		14.60	0.08	4.46	4.54	(0.07)	(0.49)	(0.56)	18.58
R-2 shares
2018	(c)	22.46	0.07	0.48	0.55	(0.10)	(1.30)	(1.40)	21.61
2017		19.40	0.09	4.12	4.21	(0.15)	(1.00)	(1.15)	22.46
2016		19.75	0.16	0.77	0.93	(0.09)	(1.19)	(1.28)	19.40
2015		20.28	0.11	0.36	0.47	(0.09)	(0.91)	(1.00)	19.75
2014		18.98	0.10	1.86	1.96	(0.06)	(0.60)	(0.66)	20.28
2013		14.89	0.10	4.55	4.65	(0.07)	(0.49)	(0.56)	18.98
R-3 shares
2018	(c)	22.40	0.09	0.48	0.57	(0.14)	(1.30)	(1.44)	21.53
2017		19.34	0.13	4.11	4.24	(0.18)	(1.00)	(1.18)	22.40
2016		19.71	0.20	0.75	0.95	(0.13)	(1.19)	(1.32)	19.34
2015		20.24	0.15	0.36	0.51	(0.13)	(0.91)	(1.04)	19.71
2014		18.94	0.13	1.86	1.99	(0.09)	(0.60)	(0.69)	20.24
2013		14.88	0.13	4.54	4.67	(0.12)	(0.49)	(0.61)	18.94
R-4 shares
2018	(c)	22.49	0.11	0.48	0.59	(0.18)	(1.30)	(1.48)	21.60
2017		19.40	0.16	4.13	4.29	(0.20)	(1.00)	(1.20)	22.49
2016		19.77	0.23	0.76	0.99	(0.17)	(1.19)	(1.36)	19.40
2015		20.29	0.19	0.36	0.55	(0.16)	(0.91)	(1.07)	19.77
2014		19.00	0.17	1.86	2.03	(0.14)	(0.60)	(0.74)	20.29
2013		14.93	0.16	4.55	4.71	(0.15)	(0.49)	(0.64)	19.00
R-5 shares
2018	(c)	22.67	0.13	0.48	0.61	(0.21)	(1.30)	(1.51)	21.77
2017		19.56	0.20	4.15	4.35	(0.24)	(1.00)	(1.24)	22.67
2016		19.93	0.26	0.75	1.01	(0.19)	(1.19)	(1.38)	19.56
2015		20.44	0.21	0.38	0.59	(0.19)	(0.91)	(1.10)	19.93
2014		19.13	0.19	1.87	2.06	(0.15)	(0.60)	(0.75)	20.44
2013		15.02	0.19	4.57	4.76	(0.16)	(0.49)	(0.65)	19.13
R-6 shares
2018	(c)	22.09	0.15	0.48	0.63	(0.26)	(1.30)	(1.56)	21.16
2017	(h)	20.62	0.22	2.54	2.76	(0.29)	(1.00)	(1.29)	22.09

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

2.62%(d),(e)		$127,549	0.39%(f)		0.42%(f)	1.18%(f)		11.6	%(f)
22.90	(e)	131,713	0.42		0.45	0.93		23.2
5.63	(e)	105,731	0.50		0.53	1.27		17.6
2.84	(e)	93,241	0.54		0.59	0.93		19.8
10.96	(e)	88,285	0.60		0.64	0.79		13.9
32.57	(e)	73,163	0.65		0.85	0.86		11.2

2.69	(d)	445,776	0.22 (f)	,(g)	–	1.35	(f)	11.6	(f)
23.14		510,771	0.21	(g)	–	1.14		23.2
5.96		666,562	0.20		0.20	1.57		17.6
3.20		621,745	0.19		0.19	1.26		19.8
11.44		534,362	0.20		0.20	1.19		13.9
33.09		402,962	0.21		0.21	1.30		11.2

2.30	(d)	11,150	1.04	(f)	–	0.53	(f)	11.6	(f)
22.10		12,117	1.04		–	0.27		23.2
5.11		12,290	1.04		–	0.74		17.6
2.30		19,225	1.04		–	0.42		19.8
10.48		20,397	1.04		–	0.35		13.9
32.08		12,674	1.04		–	0.50		11.2

2.38	(d)	21,878	0.91	(f)	–	0.66	(f)	11.6	(f)
22.25		23,332	0.91		–	0.43		23.2
5.25		15,930	0.91		–	0.86		17.6
2.43		17,423	0.91		–	0.56		19.8
10.61		21,010	0.91		–	0.49		13.9
32.24		20,660	0.91		–	0.62		11.2

2.47	(d)	102,446	0.73	(f)	–	0.86	(f)	11.6	(f)
22.50		119,455	0.73		–	0.61		23.2
5.41		104,741	0.73		–	1.05		17.6
2.64		114,367	0.73		–	0.74		19.8
10.82		124,106	0.73		–	0.67		13.9
32.42		133,208	0.73		–	0.79		11.2

2.55	(d)	82,668	0.54	(f)	–	1.03	(f)	11.6	(f)
22.69		93,581	0.54		–	0.78		23.2
5.63		104,499	0.54		–	1.23		17.6
2.86		119,042	0.54		–	0.92		19.8
11.02		110,658	0.54		–	0.85		13.9
32.66		89,068	0.54		–	0.97		11.2

2.60	(d)	203,324	0.42	(f)	–	1.15	(f)	11.6	(f)
22.86		215,661	0.42		–	0.93		23.2
5.71		196,677	0.42		–	1.35		17.6
3.02		199,225	0.42		–	1.05		19.8
11.11		215,084	0.42		–	0.98		13.9
32.85		181,266	0.42		–	1.09		11.2

2.78	(d)	378,882	0.16 (f)	,(g)	–	1.39	(f)	11.6	(f)
13.99	(d)	341,001	0.17 (f)	,(g)	–	1.11	(f)	23.2	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND I
Class J shares
2018	(c)	$15.31	$0.05	$0.32	$0.37	($0.07)	($0.93)	($1.00)	$14.68
2017		13.02	0.08	2.39	2.47	(0.18)	–	(0.18)	15.31
2016		14.10	0.14	0.12	0.26	(0.05)	(1.29)	(1.34)	13.02
2015		16.34	0.04	(0.17)	(0.13)	(0.03)	(2.08)	(2.11)	14.10
2014		18.32	0.03	2.17	2.20	(0.04)	(4.14)	(4.18)	16.34
2013		14.03	0.07	4.33	4.40	(0.11)	–	(0.11)	18.32
Institutional shares
2018	(c)	15.48	0.07	0.33	0.40	(0.11)	(0.93)	(1.04)	14.84
2017		13.16	0.12	2.42	2.54	(0.22)	–	(0.22)	15.48
2016		14.26	0.18	0.11	0.29	(0.10)	(1.29)	(1.39)	13.16
2015		16.49	0.10	(0.17)	(0.07)	(0.08)	(2.08)	(2.16)	14.26
2014		18.45	0.10	2.18	2.28	(0.10)	(4.14)	(4.24)	16.49
2013		14.14	0.15	4.34	4.49	(0.18)	–	(0.18)	18.45
R-1 shares
2018	(c)	14.84	–	0.32	0.32	–	(0.93)	(0.93)	14.23
2017		12.61	–	2.32	2.32	(0.09)	–	(0.09)	14.84
2016		13.72	0.06	0.12	0.18	–	(1.29)	(1.29)	12.61
2015		16.00	(0.03)	(0.17)	(0.20)	–	(2.08)	(2.08)	13.72
2014		18.05	(0.04)	2.13	2.09	–	(4.14)	(4.14)	16.00
2013		13.83	–	4.27	4.27	(0.05)	–	(0.05)	18.05
R-2 shares
2018	(c)	14.97	0.02	0.30	0.32	–	(0.93)	(0.93)	14.36
2017		12.73	0.02	2.34	2.36	(0.12)	–	(0.12)	14.97
2016		13.82	0.08	0.12	0.20	–	(1.29)	(1.29)	12.73
2015		16.08	(0.01)	(0.17)	(0.18)	–	(2.08)	(2.08)	13.82
2014		18.10	(0.02)	2.14	2.12	–	(4.14)	(4.14)	16.08
2013		13.87	0.02	4.28	4.30	(0.07)	–	(0.07)	18.10
R-3 shares
2018	(c)	15.22	0.03	0.32	0.35	(0.02)	(0.93)	(0.95)	14.62
2017		12.94	0.05	2.37	2.42	(0.14)	–	(0.14)	15.22
2016		14.03	0.11	0.11	0.22	(0.02)	(1.29)	(1.31)	12.94
2015		16.26	0.01	(0.16)	(0.15)	–	(2.08)	(2.08)	14.03
2014		18.25	0.01	2.16	2.17	(0.02)	(4.14)	(4.16)	16.26
2013		13.99	0.05	4.31	4.36	(0.10)	–	(0.10)	18.25
R-4 shares
2018	(c)	15.27	0.04	0.32	0.36	(0.04)	(0.93)	(0.97)	14.66
2017		12.99	0.07	2.38	2.45	(0.17)	–	(0.17)	15.27
2016		14.07	0.13	0.13	0.26	(0.05)	(1.29)	(1.34)	12.99
2015		16.31	0.04	(0.17)	(0.13)	(0.03)	(2.08)	(2.11)	14.07
2014		18.30	0.04	2.16	2.20	(0.05)	(4.14)	(4.19)	16.31
2013		14.03	0.08	4.32	4.40	(0.13)	–	(0.13)	18.30
R-5 shares
2018	(c)	15.36	0.05	0.32	0.37	(0.07)	(0.93)	(1.00)	14.73
2017		13.06	0.09	2.40	2.49	(0.19)	–	(0.19)	15.36
2016		14.15	0.15	0.11	0.26	(0.06)	(1.29)	(1.35)	13.06
2015		16.39	0.06	(0.17)	(0.11)	(0.05)	(2.08)	(2.13)	14.15
2014		18.36	0.06	2.17	2.23	(0.06)	(4.14)	(4.20)	16.39
2013		14.08	0.10	4.33	4.43	(0.15)	–	(0.15)	18.36

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

2.34%(d),(e)		$69,798	1.18	%(f)	1.33%(f)	0.63	%(f)	52.0	%(f)
19.12	(e)	72,785	1.20		1.34	0.54		58.5
2.37 (e)	,(g)	65,870	1.23		1.35	1.07		131.3
(0.96) (e),(g)		70,488	1.31		1.40	0.27		106.6
14.64	(e)	77,754	1.36		1.46	0.17		85.3
31.54	(e)	65,896	1.43		1.65	0.42		98.6

2.51	(d)	821,641	0.91 (f)	,(h)	–	0.91	(f)	52.0	(f)
19.47		917,891	0.91	(h)	–	0.84		58.5
2.69		944,079	0.94	(h)	–	1.43		131.3
(0.59)		1,518,632	0.94	(h)	–	0.64		106.6
15.07		1,377,675	0.94	(h)	–	0.59		85.3
32.12		1,279,003	0.98	(h)	–	0.93		98.6

2.08	(d)	4,228	1.76 (f)	,(h)	–	0.05	(f)	52.0	(f)
18.48		4,191	1.75	(h)	–	0.00		58.5
1.78	(g)	4,475	1.79	(h)	–	0.52		131.3
(1.45	) (g)	5,378	1.80	(h)	–	(0.21)		106.6
14.13		6,852	1.80	(h)	–	(0.27)		85.3
30.99		6,643	1.84	(h)	–	0.00		98.6

2.13 (d)	,(g)	3,134	1.63 (f)	,(h)	–	0.21	(f)	52.0	(f)
18.58		5,282	1.62	(h)	–	0.12		58.5
2.00		5,592	1.66	(h)	–	0.65		131.3
(1.37)		9,423	1.67	(h)	–	(0.08)		106.6
14.30		12,046	1.67	(h)	–	(0.13)		85.3
31.14		15,229	1.71	(h)	–	0.16		98.6

2.27 (d)	,(g)	11,570	1.45 (f)	,(h)	–	0.40	(f)	52.0	(f)
18.79		15,901	1.44	(h)	–	0.32		58.5
2.13		20,452	1.48	(h)	–	0.87		131.3
(1.15)		29,970	1.49	(h)	–	0.10		106.6
14.49		37,981	1.49	(h)	–	0.05		85.3
31.32		39,275	1.53	(h)	–	0.31		98.6

2.31	(d)	11,267	1.26 (f)	,(h)	–	0.59	(f)	52.0	(f)
18.99		14,907	1.25	(h)	–	0.52		58.5
2.35	(g)	20,414	1.29	(h)	–	1.03		131.3
(0.92	) (g)	27,448	1.30	(h)	–	0.30		106.6
14.66		36,994	1.30	(h)	–	0.24		85.3
31.60		35,447	1.34	(h)	–	0.50		98.6

2.39 (d)	,(g)	32,360	1.14 (f)	,(h)	–	0.68	(f)	52.0	(f)
19.18		35,516	1.13	(h)	–	0.66		58.5
2.49		50,945	1.17	(h)	–	1.15		131.3
(0.89)		66,454	1.18	(h)	–	0.41		106.6
14.86		83,762	1.18	(h)	–	0.35		85.3
31.77		68,821	1.22	(h)	–	0.64		98.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND III
Class J shares
2018	(c)	$20.88	$0.11	($0.34)	($0.23)	($0.22)	($1.34)	($1.56)	$19.09
2017		17.47	0.20	3.52	3.72	(0.23)	(0.08)	(0.31)	20.88
2016		18.07	0.25	(0.22)	0.03	(0.17)	(0.46)	(0.63)	17.47
2015		19.52	0.18	0.03	0.21	(0.17)	(1.49)	(1.66)	18.07
2014		17.94	0.17	2.09	2.26	(0.15)	(0.53)	(0.68)	19.52
2013		13.60	0.17	4.33	4.50	(0.16)	–	(0.16)	17.94
Institutional shares
2018	(c)	22.18	0.14	(0.36)	(0.22)	(0.27)	(1.34)	(1.61)	20.35
2017		18.54	0.28	3.72	4.00	(0.28)	(0.08)	(0.36)	22.18
2016		19.16	0.31	(0.24)	0.07	(0.23)	(0.46)	(0.69)	18.54
2015		20.60	0.25	0.04	0.29	(0.24)	(1.49)	(1.73)	19.16
2014		18.88	0.26	2.20	2.46	(0.21)	(0.53)	(0.74)	20.60
2013		14.31	0.24	4.55	4.79	(0.22)	–	(0.22)	18.88
R-1 shares
2018	(c)	20.94	0.05	(0.34)	(0.29)	(0.10)	(1.34)	(1.44)	19.21
2017		17.50	0.08	3.53	3.61	(0.09)	(0.08)	(0.17)	20.94
2016		18.14	0.15	(0.23)	(0.08)	(0.10)	(0.46)	(0.56)	17.50
2015		19.65	0.07	0.05	0.12	(0.14)	(1.49)	(1.63)	18.14
2014		18.07	0.08	2.11	2.19	(0.08)	(0.53)	(0.61)	19.65
2013		13.69	0.10	4.36	4.46	(0.08)	–	(0.08)	18.07
R-2 shares
2018	(c)	21.10	0.07	(0.35)	(0.28)	(0.12)	(1.34)	(1.46)	19.36
2017		17.65	0.11	3.56	3.67	(0.14)	(0.08)	(0.22)	21.10
2016		18.27	0.17	(0.22)	(0.05)	(0.11)	(0.46)	(0.57)	17.65
2015		19.76	0.10	0.03	0.13	(0.13)	(1.49)	(1.62)	18.27
2014		18.18	0.10	2.12	2.22	(0.11)	(0.53)	(0.64)	19.76
2013		13.79	0.12	4.39	4.51	(0.12)	–	(0.12)	18.18
R-3 shares
2018	(c)	20.95	0.08	(0.34)	(0.26)	(0.16)	(1.34)	(1.50)	19.19
2017		17.53	0.15	3.53	3.68	(0.18)	(0.08)	(0.26)	20.95
2016		18.16	0.20	(0.22)	(0.02)	(0.15)	(0.46)	(0.61)	17.53
2015		19.64	0.13	0.05	0.18	(0.17)	(1.49)	(1.66)	18.16
2014		18.07	0.13	2.11	2.24	(0.14)	(0.53)	(0.67)	19.64
2013		13.73	0.14	4.37	4.51	(0.17)	–	(0.17)	18.07
R-4 shares
2018	(c)	20.76	0.10	(0.33)	(0.23)	(0.20)	(1.34)	(1.54)	18.99
2017		17.38	0.19	3.49	3.68	(0.22)	(0.08)	(0.30)	20.76
2016		18.01	0.23	(0.23)	–	(0.17)	(0.46)	(0.63)	17.38
2015		19.48	0.17	0.04	0.21	(0.19)	(1.49)	(1.68)	18.01
2014		17.92	0.16	2.10	2.26	(0.17)	(0.53)	(0.70)	19.48
2013		13.61	0.17	4.33	4.50	(0.19)	–	(0.19)	17.92
R-5 shares
2018	(c)	20.98	0.11	(0.33)	(0.22)	(0.22)	(1.34)	(1.56)	19.20
2017		17.56	0.21	3.52	3.73	(0.23)	(0.08)	(0.31)	20.98
2016		18.18	0.26	(0.23)	0.03	(0.19)	(0.46)	(0.65)	17.56
2015		19.65	0.19	0.04	0.23	(0.21)	(1.49)	(1.70)	18.18
2014		18.03	0.19	2.12	2.31	(0.16)	(0.53)	(0.69)	19.65
2013		13.70	0.20	4.33	4.53	(0.20)	–	(0.20)	18.03
R-6 shares
2018	(c)	22.29	0.15	(0.36)	(0.21)	(0.28)	(1.34)	(1.62)	20.46
2017		18.54	0.28	3.82	4.10	(0.27)	(0.08)	(0.35)	22.29
2016		19.16	0.31	(0.24)	0.07	(0.23)	(0.46)	(0.69)	18.54
2015	(h)	21.10	0.19	(0.40)	(0.21)	(0.24)	(1.49)	(1.73)	19.16

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

(1.43)%(d),(e)		$100,124	0.90	%(f)	0.95	%(f)	1.11	%(f)	78.1	%(f)
21.46	(e)	107,070	0.91		0.95		1.04		80.8
0.29	(e)	95,056	0.91		0.95		1.47		73.7
1.13	(e)	104,787	0.98		1.02		0.96		70.9
12.97	(e)	112,480	1.02		1.07		0.93		70.2
33.42	(e)	103,978	1.05		1.27		1.11		88.3

(1.31	) (d)	126,440	0.75	(f)	0.77	(f)	1.28	(f)	78.1	(f)
21.75		148,346	0.65		0.67		1.37		80.8
0.50		1,025,943	0.65		0.66		1.72		73.7
1.46		866,866	0.65		0.66		1.28		70.9
13.44		822,011	0.64		0.65		1.29		70.2
33.96		640,181	0.66		0.67		1.40		88.3

(1.70	) (d)	491	1.51 (f)	,(g)	–		0.48	(f)	78.1	(f)
20.72		722	1.51	(g)	–		0.40		80.8
(0.35)		994	1.51	(g)	–		0.88		73.7
0.60		1,496	1.51	(g)	–		0.39		70.9
12.45		1,046	1.51	(g)	–		0.41		70.2
32.79		452	1.53	(g)	–		0.64		88.3

(1.62	) (d)	1,415	1.38 (f)	,(g)	–		0.67	(f)	78.1	(f)
20.87		2,255	1.38	(g)	–		0.56		80.8
(0.18)		1,977	1.38	(g)	–		1.00		73.7
0.68		2,204	1.38	(g)	–		0.55		70.9
12.58		1,663	1.38	(g)	–		0.53		70.2
32.94		1,176	1.40	(g)	–		0.77		88.3

(1.55	) (d)	9,576	1.20 (f)	,(g)	–		0.81	(f)	78.1	(f)
21.10		12,863	1.20	(g)	–		0.77		80.8
(0.02)		17,205	1.20	(g)	–		1.17		73.7
0.93		15,024	1.20	(g)	–		0.69		70.9
12.75		9,010	1.20	(g)	–		0.69		70.2
33.18		4,319	1.22	(g)	–		0.90		88.3

(1.43	) (d)	14,406	1.01 (f)	,(g)	–		1.03	(f)	78.1	(f)
21.33		22,430	1.01	(g)	–		0.96		80.8
0.12		20,460	1.01	(g)	–		1.37		73.7
1.13		18,262	1.01	(g)	–		0.89		70.9
12.99		14,160	1.01	(g)	–		0.83		70.2
33.44		4,061	1.03	(g)	–		1.04		88.3

(1.36	) (d)	21,919	0.89 (f)	,(g)	–		1.13	(f)	78.1	(f)
21.44		24,874	0.89	(g)	–		1.08		80.8
0.27		28,552	0.89	(g)	–		1.49		73.7
1.23		27,790	0.89	(g)	–		1.03		70.9
13.19		17,886	0.89	(g)	–		1.03		70.2
33.53		11,095	0.91	(g)	–		1.26		88.3

(1.28	) (d)	888,233	0.63 (f)	,(g)	–		1.40	(f)	78.1	(f)
22.30		1,005,847	0.64	(g)	–		1.28		80.8
0.49		3,504	0.69	(g)	–		1.69		73.7
(0.94	) (d)	3,846	0.69 (f)	,(g)	–		1.06	(f)	70.9	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net		Dividends	Total
		Value,	Investment	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Operations	Income	Distributions	of Period	Total Return
MONEY MARKET FUND
Class J shares
2018	(c)	$1.00	$0.01	$0.01	($0.01)	($0.01)	$1.00	0.51%(d),(e)
2017		1.00	–	–	–	–	1.00	0.48	(e)
2016		1.00	–	–	–	–	1.00	0.00	(e)
2015		1.00	–	–	–	–	1.00	0.00	(e)
2014		1.00	–	–	–	–	1.00	0.00	(e)
2013		1.00	–	–	–	–	1.00	0.00	(e)

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of Net
	Ratio of Expenses	Ratio of Gross	Investment Income
Net Assets, End of	to Average Net	Expenses to Average	to Average Net
Period (in thousands)	Assets	Net Assets(b)	Assets

$249,295	0.58%(f)	0.73%(f)	1.03%(f)
243,195	0.58	0.73	0.43
268,364	0.50	0.76	0.00
254,240	0.20	0.83	0.00
249,914	0.17	0.82	0.00
278,536	0.21	0.82	0.00

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
OVERSEAS FUND
Institutional shares
2018	(b)	$11.53	$0.11	$0.18	$0.29	($0.21)	($0.15)	($0.36)	$11.46
2017		9.40	0.20	2.12	2.32	(0.19)	–	(0.19)	11.53
2016		10.17	0.19	(0.59)	(0.40)	(0.18)	(0.19)	(0.37)	9.40
2015		11.51	0.20	(0.73)	(0.53)	(0.28)	(0.53)	(0.81)	10.17
2014		12.11	0.25	(0.08)	0.17	(0.22)	(0.55)	(0.77)	11.51
2013		9.96	0.24	2.13	2.37	(0.22)	–	(0.22)	12.11
R-1 shares
2018	(b)	11.38	0.06	0.17	0.23	(0.08)	(0.15)	(0.23)	11.38
2017		9.30	0.12	2.10	2.22	(0.14)	–	(0.14)	11.38
2016		10.07	0.10	(0.59)	(0.49)	(0.09)	(0.19)	(0.28)	9.30
2015		11.40	0.10	(0.72)	(0.62)	(0.18)	(0.53)	(0.71)	10.07
2014		12.01	0.15	(0.08)	0.07	(0.13)	(0.55)	(0.68)	11.40
2013		9.90	0.15	2.11	2.26	(0.15)	–	(0.15)	12.01
R-2 shares
2018	(b)	11.44	0.07	0.17	0.24	(0.13)	(0.15)	(0.28)	11.40
2017		9.32	0.13	2.10	2.23	(0.11)	–	(0.11)	11.44
2016		10.09	0.12	(0.59)	(0.47)	(0.11)	(0.19)	(0.30)	9.32
2015		11.42	0.11	(0.71)	(0.60)	(0.20)	(0.53)	(0.73)	10.09
2014		12.02	0.16	(0.07)	0.09	(0.14)	(0.55)	(0.69)	11.42
2013		9.91	0.16	2.11	2.27	(0.16)	–	(0.16)	12.02
R-3 shares
2018	(b)	11.41	0.08	0.18	0.26	(0.16)	(0.15)	(0.31)	11.36
2017		9.31	0.16	2.08	2.24	(0.14)	–	(0.14)	11.41
2016		10.08	0.14	(0.59)	(0.45)	(0.13)	(0.19)	(0.32)	9.31
2015		11.41	0.13	(0.71)	(0.58)	(0.22)	(0.53)	(0.75)	10.08
2014		12.04	0.19	(0.08)	0.11	(0.19)	(0.55)	(0.74)	11.41
2013		9.92	0.20	2.09	2.29	(0.17)	–	(0.17)	12.04
R-4 shares
2018	(b)	11.46	0.09	0.17	0.26	(0.16)	(0.15)	(0.31)	11.41
2017		9.35	0.17	2.10	2.27	(0.16)	–	(0.16)	11.46
2016		10.12	0.16	(0.59)	(0.43)	(0.15)	(0.19)	(0.34)	9.35
2015		11.45	0.16	(0.72)	(0.56)	(0.24)	(0.53)	(0.77)	10.12
2014		12.07	0.21	(0.08)	0.13	(0.20)	(0.55)	(0.75)	11.45
2013		9.94	0.07	2.25	2.32	(0.19)	–	(0.19)	12.07
R-5 shares
2018	(b)	11.47	0.10	0.17	0.27	(0.18)	(0.15)	(0.33)	11.41
2017		9.36	0.18	2.10	2.28	(0.17)	–	(0.17)	11.47
2016		10.12	0.17	(0.58)	(0.41)	(0.16)	(0.19)	(0.35)	9.36
2015		11.46	0.17	(0.73)	(0.56)	(0.25)	(0.53)	(0.78)	10.12
2014		12.06	0.22	(0.07)	0.15	(0.20)	(0.55)	(0.75)	11.46
2013		9.95	0.21	2.12	2.33	(0.22)	–	(0.22)	12.06

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

2.55	%(c)	$3,400,125	1.01%(d),(e)		1.92	%(d)	48.4	%(d)
25.17		3,634,802	1.04	(e)	1.94		50.5
(3.88)		3,080,741	1.07	(e)	2.05		31.8
(4.66)		2,654,066	1.06	(e)	1.85		35.8
1.49		2,559,657	1.06	(e)	2.14		34.9
24.16		2,280,703	1.07	(e)	2.25		35.3

2.07	(c)	18	1.89 (d)	,(e)	1.10	(d)	48.4	(d)
24.16		19	1.91	(e)	1.15		50.5
(4.82)		21	1.94	(e)	1.05		31.8
(5.49)		12	1.93	(e)	0.95		35.8
0.63		12	1.93	(e)	1.24		34.9
23.09		12	1.94	(e)	1.35		35.3

2.14	(c)	14	1.76 (d)	,(e)	1.20	(d)	48.4	(d)
24.25		14	1.78	(e)	1.22		50.5
(4.63)		14	1.81	(e)	1.29		31.8
(5.36)		12	1.80	(e)	1.07		35.8
0.82		12	1.80	(e)	1.37		34.9
23.19		12	1.81	(e)	1.48		35.3

2.30	(c)	751	1.58 (d)	,(e)	1.46	(d)	48.4	(d)
24.35		650	1.60	(e)	1.50		50.5
(4.43)		321	1.63	(e)	1.49		31.8
(5.12)		281	1.62	(e)	1.25		35.8
0.94		249	1.62	(e)	1.58		34.9
23.42		172	1.63	(e)	1.85		35.3

2.32	(c)	555	1.39 (d)	,(e)	1.61	(d)	48.4	(d)
24.64		569	1.41	(e)	1.63		50.5
(4.28)		546	1.44	(e)	1.71		31.8
(4.98)		461	1.43	(e)	1.46		35.8
1.15		484	1.43	(e)	1.81		34.9
23.65		469	1.44	(e)	0.61		35.3

2.40	(c)	708	1.27 (d)	,(e)	1.73	(d)	48.4	(d)
24.75		657	1.29	(e)	1.73		50.5
(4.15	) (f)	501	1.32	(e)	1.81		31.8
(4.85	) (f)	512	1.31	(e)	1.57		35.8
1.26		554	1.31	(e)	1.87		34.9
23.75		606	1.32	(e)	1.99		35.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2018	(b)	$64.86	$0.42	$1.93	$2.35	($0.82)	($4.13)	($4.95)	$62.26
2017		58.24	0.78	11.72	12.50	(0.79)	(5.09)	(5.88)	64.86
2016		60.21	0.86	0.39	1.25	(0.87)	(2.35)	(3.22)	58.24
2015		59.67	0.86	2.64	3.50	(0.73)	(2.23)	(2.96)	60.21
2014		53.31	0.71	7.41	8.12	(0.61)	(1.15)	(1.76)	59.67
2013		42.34	0.77	11.42	12.19	(0.73)	(0.49)	(1.22)	53.31
R-1 shares
2018	(b)	63.50	0.13	1.90	2.03	(0.27)	(4.13)	(4.40)	61.13
2017		57.05	0.24	11.52	11.76	(0.22)	(5.09)	(5.31)	63.50
2016		59.14	0.37	0.38	0.75	(0.49)	(2.35)	(2.84)	57.05
2015		58.68	0.33	2.60	2.93	(0.24)	(2.23)	(2.47)	59.14
2014		52.40	0.22	7.30	7.52	(0.09)	(1.15)	(1.24)	58.68
2013		41.64	0.38	11.24	11.62	(0.37)	(0.49)	(0.86)	52.40
R-2 shares
2018	(b)	63.62	0.17	1.91	2.08	(0.39)	(4.13)	(4.52)	61.18
2017		57.24	0.34	11.51	11.85	(0.38)	(5.09)	(5.47)	63.62
2016		59.28	0.43	0.40	0.83	(0.52)	(2.35)	(2.87)	57.24
2015		58.79	0.41	2.59	3.00	(0.28)	(2.23)	(2.51)	59.28
2014		52.56	0.29	7.32	7.61	(0.23)	(1.15)	(1.38)	58.79
2013		41.78	0.41	11.30	11.71	(0.44)	(0.49)	(0.93)	52.56
R-3 shares
2018	(b)	63.61	0.23	1.89	2.12	(0.43)	(4.13)	(4.56)	61.17
2017		57.22	0.45	11.51	11.96	(0.48)	(5.09)	(5.57)	63.61
2016		59.22	0.53	0.40	0.93	(0.58)	(2.35)	(2.93)	57.22
2015		58.78	0.52	2.59	3.11	(0.44)	(2.23)	(2.67)	59.22
2014		52.58	0.38	7.32	7.70	(0.35)	(1.15)	(1.50)	58.78
2013		41.85	0.46	11.33	11.79	(0.57)	(0.49)	(1.06)	52.58
R-4 shares
2018	(b)	64.18	0.29	1.92	2.21	(0.60)	(4.13)	(4.73)	61.66
2017		57.69	0.56	11.60	12.16	(0.58)	(5.09)	(5.67)	64.18
2016		59.66	0.65	0.40	1.05	(0.67)	(2.35)	(3.02)	57.69
2015		59.17	0.63	2.62	3.25	(0.53)	(2.23)	(2.76)	59.66
2014		52.91	0.50	7.35	7.85	(0.44)	(1.15)	(1.59)	59.17
2013		42.05	0.58	11.37	11.95	(0.60)	(0.49)	(1.09)	52.91
R-5 shares
2018	(b)	64.40	0.33	1.92	2.25	(0.65)	(4.13)	(4.78)	61.87
2017		57.87	0.63	11.64	12.27	(0.65)	(5.09)	(5.74)	64.40
2016		59.86	0.72	0.39	1.11	(0.75)	(2.35)	(3.10)	57.87
2015		59.34	0.70	2.63	3.33	(0.58)	(2.23)	(2.81)	59.86
2014		53.06	0.56	7.38	7.94	(0.51)	(1.15)	(1.66)	59.34
2013		42.15	0.64	11.39	12.03	(0.63)	(0.49)	(1.12)	53.06

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

3.56	%(c)	$692,883	0.47%(d),(e)		1.31	%(d)	39.2	%(d)
22.97		1,385,593	0.47	(e)	1.30		20.1
2.27		1,399,596	0.47		1.49		34.5
6.12		1,501,149	0.46		1.45		14.0
15.62		1,507,343	0.46		1.27		8.3
29.52		1,357,704	0.48		1.63		14.3

3.11	(c)	2,323	1.35	(d)	0.41	(d)	39.2	(d)
21.93		2,547	1.33		0.41		20.1
1.38	(f)	2,904	1.33		0.65		34.5
5.21	(f)	4,282	1.33		0.56		14.0
14.60		1,635	1.34		0.39		8.3
28.39		1,424	1.35		0.82		14.3

3.18	(c)	3,806	1.22	(d)	0.54	(d)	39.2	(d)
22.06		3,807	1.20		0.57		20.1
1.54		3,393	1.20		0.76		34.5
5.33		3,797	1.20		0.70		14.0
14.77		2,155	1.21		0.52		8.3
28.56		2,228	1.22		0.88		14.3

3.26	(c)	22,889	1.04	(d)	0.72	(d)	39.2	(d)
22.30		24,316	1.02		0.76		20.1
1.70	(f)	29,886	1.02		0.94		34.5
5.53	(f)	35,202	1.02		0.88		14.0
14.97		24,394	1.03		0.70		8.3
28.79		19,700	1.04		0.97		14.3

3.37	(c)	20,277	0.85	(d)	0.92	(d)	39.2	(d)
22.53	(f)	22,400	0.83		0.93		20.1
1.90	(f)	20,833	0.83		1.13		34.5
5.73		23,003	0.83		1.07		14.0
15.17		15,267	0.84		0.90		8.3
29.05		16,588	0.85		1.22		14.3

3.43	(c)	37,070	0.73	(d)	1.04	(d)	39.2	(d)
22.67		42,983	0.71		1.06		20.1
2.03		49,392	0.71		1.25		34.5
5.86		54,410	0.71		1.19		14.0
15.32		36,551	0.72		1.00		8.3
29.20		29,179	0.73		1.35		14.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2018	(d)	$13.95	$0.26	($0.16)	$0.10	($0.36)	($0.30)	($0.66)	$13.39
2017		13.20	0.26	1.01	1.27	(0.24)	(0.28)	(0.52)	13.95
2016		13.44	0.22	0.15	0.37	(0.21)	(0.40)	(0.61)	13.20
2015		13.65	0.27	(0.22)	0.05	(0.26)	–	(0.26)	13.44
2014		13.07	0.23	0.58	0.81	(0.23)	–	(0.23)	13.65
2013		12.08	0.25	1.00	1.25	(0.26)	–	(0.26)	13.07
Institutional shares
2018	(d)	14.01	0.29	(0.18)	0.11	(0.38)	(0.30)	(0.68)	13.44
2017		13.26	0.29	1.01	1.30	(0.27)	(0.28)	(0.55)	14.01
2016		13.50	0.25	0.16	0.41	(0.25)	(0.40)	(0.65)	13.26
2015		13.71	0.32	(0.23)	0.09	(0.30)	–	(0.30)	13.50
2014		13.13	0.27	0.58	0.85	(0.27)	–	(0.27)	13.71
2013		12.14	0.30	0.99	1.29	(0.30)	–	(0.30)	13.13
R-1 shares
2018	(d)	13.92	0.21	(0.17)	0.04	(0.25)	(0.30)	(0.55)	13.41
2017		13.15	0.17	1.01	1.18	(0.13)	(0.28)	(0.41)	13.92
2016		13.38	0.15	0.14	0.29	(0.12)	(0.40)	(0.52)	13.15
2015		13.58	0.20	(0.23)	(0.03)	(0.17)	–	(0.17)	13.38
2014		13.00	0.17	0.55	0.72	(0.14)	–	(0.14)	13.58
2013		12.01	0.19	0.98	1.17	(0.18)	–	(0.18)	13.00
R-2 shares
2018	(d)	13.92	0.22	(0.17)	0.05	(0.26)	(0.30)	(0.56)	13.41
2017		13.15	0.19	1.01	1.20	(0.15)	(0.28)	(0.43)	13.92
2016		13.39	0.15	0.15	0.30	(0.14)	(0.40)	(0.54)	13.15
2015		13.58	0.22	(0.24)	(0.02)	(0.17)	–	(0.17)	13.39
2014		13.00	0.18	0.56	0.74	(0.16)	–	(0.16)	13.58
2013		12.00	0.22	0.97	1.19	(0.19)	–	(0.19)	13.00
R-3 shares
2018	(d)	13.87	0.24	(0.17)	0.07	(0.30)	(0.30)	(0.60)	13.34
2017		13.12	0.21	1.01	1.22	(0.19)	(0.28)	(0.47)	13.87
2016		13.36	0.18	0.14	0.32	(0.16)	(0.40)	(0.56)	13.12
2015		13.56	0.24	(0.22)	0.02	(0.22)	–	(0.22)	13.36
2014		12.99	0.19	0.57	0.76	(0.19)	–	(0.19)	13.56
2013		12.01	0.23	0.98	1.21	(0.23)	–	(0.23)	12.99
R-4 shares
2018	(d)	13.91	0.25	(0.17)	0.08	(0.32)	(0.30)	(0.62)	13.37
2017		13.16	0.24	1.00	1.24	(0.21)	(0.28)	(0.49)	13.91
2016		13.40	0.21	0.14	0.35	(0.19)	(0.40)	(0.59)	13.16
2015		13.60	0.28	(0.25)	0.03	(0.23)	–	(0.23)	13.40
2014		13.03	0.23	0.56	0.79	(0.22)	–	(0.22)	13.60
2013		12.03	0.24	1.00	1.24	(0.24)	–	(0.24)	13.03
R-5 shares
2018	(d)	13.94	0.26	(0.17)	0.09	(0.34)	(0.30)	(0.64)	13.39
2017		13.19	0.26	1.00	1.26	(0.23)	(0.28)	(0.51)	13.94
2016		13.43	0.22	0.15	0.37	(0.21)	(0.40)	(0.61)	13.19
2015		13.64	0.28	(0.23)	0.05	(0.26)	–	(0.26)	13.43
2014		13.06	0.24	0.57	0.81	(0.23)	–	(0.23)	13.64
2013		12.07	0.27	0.99	1.26	(0.27)	–	(0.27)	13.06

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

0.71%(e),(f)		$231,004	0.18%(g)		0.21%(g)	3.90%(g)		10.8	%(g)
9.99	(f)	248,655	0.17		0.20	1.91		13.0
2.98	(f)	245,736	0.22		0.25	1.71		15.1
0.36	(f)	249,105	0.31		0.34	1.99		32.7
6.25	(f)	255,331	0.33		0.37	1.71		24.1
10.51	(f)	235,463	0.34		0.54	2.00		15.2

0.80	(e)	517,877	0.01	(g)	–	4.21	(g)	10.8	(g)
10.15		628,211	0.00		–	2.16		13.0
3.25		768,118	0.03		–	1.94		15.1
0.65		871,781	0.04		–	2.31		32.7
6.54		1,096,931	0.04		–	2.04		24.1
10.81		1,093,311	0.04		–	2.42		15.2

0.31	(e)	5,933	0.88	(g)	–	3.15	(g)	10.8	(g)
9.22		6,335	0.88		–	1.27		13.0
2.33		7,515	0.91		–	1.19		15.1
(0.23)		12,141	0.92		–	1.48		32.7
5.61		14,995	0.91		–	1.27		24.1
9.90		18,403	0.91		–	1.53		15.2

0.38	(e)	6,151	0.75	(g)	–	3.23	(g)	10.8	(g)
9.39		6,997	0.75		–	1.40		13.0
2.37		8,387	0.78		–	1.19		15.1
(0.11)		12,072	0.79		–	1.63		32.7
5.74		15,736	0.78		–	1.39		24.1
10.09		20,762	0.78		–	1.76		15.2

0.50	(e)	36,113	0.57	(g)	–	3.62	(g)	10.8	(g)
9.56		42,175	0.57		–	1.57		13.0
2.60		50,539	0.60		–	1.37		15.1
0.12		64,152	0.61		–	1.76		32.7
5.93		74,667	0.60		–	1.47		24.1
10.20		76,245	0.60		–	1.83		15.2

0.61	(e)	19,773	0.38	(g)	–	3.76	(g)	10.8	(g)
9.77		22,920	0.38		–	1.78		13.0
2.80		29,697	0.41		–	1.61		15.1
0.26		38,245	0.42		–	2.10		32.7
6.10		59,247	0.41		–	1.71		24.1
10.52		68,271	0.41		–	1.94		15.2

0.68	(e)	45,885	0.26	(g)	–	3.88	(g)	10.8	(g)
9.87		52,651	0.26		–	1.98		13.0
2.95		73,347	0.29		–	1.70		15.1
0.39		90,554	0.30		–	2.06		32.7
6.29		108,094	0.29		–	1.77		24.1
10.59		113,248	0.29		–	2.16		15.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2018	(c)	$11.02	$0.23	($0.11)	$0.12	($0.29)	($0.50)	($0.79)	$10.35
2017		10.17	0.21	1.00	1.21	(0.20)	(0.16)	(0.36)	11.02
2016		10.76	0.19	0.08	0.27	(0.18)	(0.68)	(0.86)	10.17
2015		11.31	0.26	(0.18)	0.08	(0.27)	(0.36)	(0.63)	10.76
2014		11.13	0.22	0.54	0.76	(0.21)	(0.37)	(0.58)	11.31
2013		10.27	0.22	1.09	1.31	(0.23)	(0.22)	(0.45)	11.13
R-1 shares
2018	(c)	10.72	0.19	(0.12)	0.07	(0.19)	(0.50)	(0.69)	10.10
2017		9.90	0.12	0.97	1.09	(0.11)	(0.16)	(0.27)	10.72
2016		10.47	0.10	0.08	0.18	(0.07)	(0.68)	(0.75)	9.90
2015		11.02	0.19	(0.22)	(0.03)	(0.16)	(0.36)	(0.52)	10.47
2014		10.86	0.14	0.51	0.65	(0.12)	(0.37)	(0.49)	11.02
2013		10.03	0.14	1.05	1.19	(0.14)	(0.22)	(0.36)	10.86
R-2 shares
2018	(c)	10.79	0.18	(0.10)	0.08	(0.20)	(0.50)	(0.70)	10.17
2017		9.94	0.14	0.97	1.11	(0.10)	(0.16)	(0.26)	10.79
2016		10.52	0.12	0.07	0.19	(0.09)	(0.68)	(0.77)	9.94
2015		11.07	0.19	(0.20)	(0.01)	(0.18)	(0.36)	(0.54)	10.52
2014		10.90	0.12	0.54	0.66	(0.12)	(0.37)	(0.49)	11.07
2013		10.08	0.16	1.04	1.20	(0.16)	(0.22)	(0.38)	10.90
R-3 shares
2018	(c)	10.76	0.20	(0.11)	0.09	(0.23)	(0.50)	(0.73)	10.12
2017		9.94	0.15	0.97	1.12	(0.14)	(0.16)	(0.30)	10.76
2016		10.53	0.13	0.08	0.21	(0.12)	(0.68)	(0.80)	9.94
2015		11.09	0.21	(0.20)	0.01	(0.21)	(0.36)	(0.57)	10.53
2014		10.92	0.15	0.54	0.69	(0.15)	(0.37)	(0.52)	11.09
2013		10.09	0.16	1.07	1.23	(0.18)	(0.22)	(0.40)	10.92
R-4 shares
2018	(c)	10.84	0.20	(0.10)	0.10	(0.24)	(0.50)	(0.74)	10.20
2017		10.02	0.17	0.97	1.14	(0.16)	(0.16)	(0.32)	10.84
2016		10.60	0.15	0.09	0.24	(0.14)	(0.68)	(0.82)	10.02
2015		11.15	0.23	(0.20)	0.03	(0.22)	(0.36)	(0.58)	10.60
2014		10.98	0.18	0.53	0.71	(0.17)	(0.37)	(0.54)	11.15
2013		10.15	0.19	1.05	1.24	(0.19)	(0.22)	(0.41)	10.98
R-5 shares
2018	(c)	10.87	0.21	(0.10)	0.11	(0.26)	(0.50)	(0.76)	10.22
2017		10.04	0.18	0.98	1.16	(0.17)	(0.16)	(0.33)	10.87
2016		10.62	0.16	0.09	0.25	(0.15)	(0.68)	(0.83)	10.04
2015		11.18	0.25	(0.21)	0.04	(0.24)	(0.36)	(0.60)	10.62
2014		11.01	0.19	0.53	0.72	(0.18)	(0.37)	(0.55)	11.18
2013		10.17	0.19	1.08	1.27	(0.21)	(0.22)	(0.43)	11.01

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

1.10	%(d)	$408,081	0.01	%(e)	4.41	%(e)	12.5	%(e)
12.29		477,915	0.01		2.03		19.8
2.91		556,606	0.02		1.87		13.9
0.72		594,985	0.04		2.41		39.3
7.12		844,414	0.04		1.96		24.6
13.25		735,777	0.04	(f)	2.13		21.4

0.64	(d)	5,663	0.89	(e)	3.61	(e)	12.5	(e)
11.31		7,182	0.89		1.20		19.8
2.07		8,405	0.90		1.03		13.9
(0.23)		10,613	0.92		1.74		39.3
6.20		13,884	0.91		1.28		24.6
12.27		16,354	0.91		1.38		21.4

0.75	(d)	5,539	0.76	(e)	3.42	(e)	12.5	(e)
11.47		5,612	0.76		1.33		19.8
2.19		8,043	0.77		1.19		13.9
(0.08)		11,945	0.79		1.78		39.3
6.35		14,408	0.78		1.13		24.6
12.31		14,150	0.78		1.57		21.4

0.83	(d)	52,731	0.58	(e)	3.87	(e)	12.5	(e)
11.59		65,145	0.58		1.47		19.8
2.38		73,860	0.59		1.36		13.9
0.07		88,009	0.61		1.93		39.3
6.60		91,962	0.60		1.38		24.6
12.58		82,506	0.60		1.55		21.4

0.93	(d)	30,791	0.39	(e)	3.79	(e)	12.5	(e)
11.73		32,472	0.39		1.70		19.8
2.62		44,908	0.40		1.52		13.9
0.32		53,197	0.42		2.17		39.3
6.76		66,135	0.41		1.61		24.6
12.68		61,034	0.41		1.83		21.4

1.02	(d)	54,197	0.27	(e)	3.99	(e)	12.5	(e)
11.96		55,793	0.27		1.75		19.8
2.75		68,496	0.28		1.65		13.9
0.38		73,077	0.30		2.34		39.3
6.85		90,729	0.29		1.74		24.6
12.93		87,721	0.29		1.83		21.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2018	(d)	$14.66	$0.30	($0.09)	$0.21	($0.37)	($0.42)	($0.79)	$14.08
2017		13.32	0.24	1.56	1.80	(0.23)	(0.23)	(0.46)	14.66
2016		14.10	0.21	0.10	0.31	(0.19)	(0.90)	(1.09)	13.32
2015		14.86	0.35	(0.27)	0.08	(0.32)	(0.52)	(0.84)	14.10
2014		14.19	0.24	0.82	1.06	(0.24)	(0.15)	(0.39)	14.86
2013		12.55	0.24	1.66	1.90	(0.26)	–	(0.26)	14.19
Institutional shares
2018	(d)	14.74	0.33	(0.10)	0.23	(0.39)	(0.42)	(0.81)	14.16
2017		13.40	0.27	1.56	1.83	(0.26)	(0.23)	(0.49)	14.74
2016		14.19	0.24	0.10	0.34	(0.23)	(0.90)	(1.13)	13.40
2015		14.94	0.39	(0.26)	0.13	(0.36)	(0.52)	(0.88)	14.19
2014		14.27	0.29	0.81	1.10	(0.28)	(0.15)	(0.43)	14.94
2013		12.61	0.30	1.66	1.96	(0.30)	–	(0.30)	14.27
R-1 shares
2018	(d)	14.59	0.25	(0.09)	0.16	(0.26)	(0.42)	(0.68)	14.07
2017		13.26	0.16	1.54	1.70	(0.14)	(0.23)	(0.37)	14.59
2016		14.04	0.13	0.09	0.22	(0.10)	(0.90)	(1.00)	13.26
2015		14.79	0.28	(0.27)	0.01	(0.24)	(0.52)	(0.76)	14.04
2014		14.12	0.18	0.78	0.96	(0.14)	(0.15)	(0.29)	14.79
2013		12.48	0.19	1.64	1.83	(0.19)	–	(0.19)	14.12
R-2 shares
2018	(d)	14.57	0.26	(0.08)	0.18	(0.28)	(0.42)	(0.70)	14.05
2017		13.24	0.17	1.54	1.71	(0.15)	(0.23)	(0.38)	14.57
2016		14.02	0.15	0.08	0.23	(0.11)	(0.90)	(1.01)	13.24
2015		14.76	0.30	(0.27)	0.03	(0.25)	(0.52)	(0.77)	14.02
2014		14.10	0.18	0.80	0.98	(0.17)	(0.15)	(0.32)	14.76
2013		12.47	0.20	1.63	1.83	(0.20)	–	(0.20)	14.10
R-3 shares
2018	(d)	14.57	0.29	(0.11)	0.18	(0.31)	(0.42)	(0.73)	14.02
2017		13.24	0.19	1.55	1.74	(0.18)	(0.23)	(0.41)	14.57
2016		14.02	0.17	0.10	0.27	(0.15)	(0.90)	(1.05)	13.24
2015		14.78	0.32	(0.28)	0.04	(0.28)	(0.52)	(0.80)	14.02
2014		14.12	0.20	0.81	1.01	(0.20)	(0.15)	(0.35)	14.78
2013		12.49	0.22	1.64	1.86	(0.23)	–	(0.23)	14.12
R-4 shares
2018	(d)	14.60	0.28	(0.08)	0.20	(0.33)	(0.42)	(0.75)	14.05
2017		13.28	0.23	1.53	1.76	(0.21)	(0.23)	(0.44)	14.60
2016		14.06	0.19	0.10	0.29	(0.17)	(0.90)	(1.07)	13.28
2015		14.81	0.37	(0.30)	0.07	(0.30)	(0.52)	(0.82)	14.06
2014		14.15	0.24	0.80	1.04	(0.23)	(0.15)	(0.38)	14.81
2013		12.51	0.23	1.66	1.89	(0.25)	–	(0.25)	14.15
R-5 shares
2018	(d)	14.66	0.30	(0.10)	0.20	(0.35)	(0.42)	(0.77)	14.09
2017		13.32	0.25	1.54	1.79	(0.22)	(0.23)	(0.45)	14.66
2016		14.10	0.21	0.10	0.31	(0.19)	(0.90)	(1.09)	13.32
2015		14.86	0.36	(0.27)	0.09	(0.33)	(0.52)	(0.85)	14.10
2014		14.20	0.24	0.81	1.05	(0.24)	(0.15)	(0.39)	14.86
2013		12.55	0.26	1.66	1.92	(0.27)	–	(0.27)	14.20

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

1.45%(e),(f)		$944,809	0.16%(g)		0.19%(g)	4.22%(g)		11.4	%(g)
13.99	(f)	966,158	0.17		0.20	1.75		14.2
2.53	(f)	900,189	0.20		0.23	1.64		12.0
0.59	(f)	900,725	0.31		0.34	2.42		33.5
7.57	(f)	879,358	0.33		0.37	1.65		18.6
15.38	(f)	782,787	0.35		0.55	1.84		25.7

1.59	(e)	3,135,193	0.01	(g)	–	4.58	(g)	11.4	(g)
14.10		3,661,569	0.01		–	1.97		14.2
2.71		3,948,810	0.02		–	1.83		12.0
0.95		4,195,249	0.04		–	2.70		33.5
7.84		4,743,088	0.04		–	1.96		18.6
15.82		4,348,221	0.04		–	2.22		25.7

1.09	(e)	32,654	0.88	(g)	–	3.49	(g)	11.4	(g)
13.16		34,952	0.88		–	1.15		14.2
1.82		40,455	0.90		–	0.99		12.0
0.05		46,993	0.91		–	1.93		33.5
6.91		53,222	0.91		–	1.21		18.6
14.81		57,842	0.91		–	1.43		25.7

1.22	(e)	38,220	0.75	(g)	–	3.71	(g)	11.4	(g)
13.27		44,802	0.75		–	1.23		14.2
1.92		48,551	0.77		–	1.13		12.0
0.21		57,059	0.78		–	2.11		33.5
7.06		76,267	0.78		–	1.27		18.6
14.87		78,817	0.78		–	1.51		25.7

1.22	(e)	179,937	0.57	(g)	–	4.02	(g)	11.4	(g)
13.51		214,250	0.57		–	1.41		14.2
2.19		235,954	0.59		–	1.31		12.0
0.30		277,010	0.60		–	2.21		33.5
7.27		316,368	0.60		–	1.40		18.6
15.10		291,200	0.60		–	1.64		25.7

1.38	(e)	140,119	0.38	(g)	–	3.97	(g)	11.4	(g)
13.66		149,079	0.38		–	1.65		14.2
2.37		182,490	0.40		–	1.48		12.0
0.53		197,589	0.41		–	2.57		33.5
7.46		249,613	0.41		–	1.69		18.6
15.32		263,543	0.41		–	1.74		25.7

1.40	(e)	248,017	0.26	(g)	–	4.27	(g)	11.4	(g)
13.86		275,166	0.26		–	1.83		14.2
2.50		375,444	0.28		–	1.62		12.0
0.63		433,423	0.29		–	2.48		33.5
7.55		472,434	0.29		–	1.68		18.6
15.54		439,570	0.29		–	1.98		25.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2018	(c)	$11.77	$0.26	($0.04)	$0.22	($0.31)	($0.24)	($0.55)	$11.44
2017		10.51	0.20	1.44	1.64	(0.19)	(0.19)	(0.38)	11.77
2016		11.17	0.17	0.07	0.24	(0.17)	(0.73)	(0.90)	10.51
2015		11.76	0.29	(0.18)	0.11	(0.31)	(0.39)	(0.70)	11.17
2014		11.50	0.22	0.70	0.92	(0.22)	(0.44)	(0.66)	11.76
2013		10.22	0.22	1.49	1.71	(0.22)	(0.21)	(0.43)	11.50
R-1 shares
2018	(c)	11.47	0.21	(0.04)	0.17	(0.21)	(0.24)	(0.45)	11.19
2017		10.26	0.11	1.39	1.50	(0.10)	(0.19)	(0.29)	11.47
2016		10.92	0.09	0.05	0.14	(0.07)	(0.73)	(0.80)	10.26
2015		11.51	0.22	(0.20)	0.02	(0.22)	(0.39)	(0.61)	10.92
2014		11.28	0.14	0.66	0.80	(0.13)	(0.44)	(0.57)	11.51
2013		10.04	0.14	1.45	1.59	(0.14)	(0.21)	(0.35)	11.28
R-2 shares
2018	(c)	11.51	0.21	(0.03)	0.18	(0.22)	(0.24)	(0.46)	11.23
2017		10.28	0.12	1.41	1.53	(0.11)	(0.19)	(0.30)	11.51
2016		10.95	0.11	0.04	0.15	(0.09)	(0.73)	(0.82)	10.28
2015		11.53	0.23	(0.20)	0.03	(0.22)	(0.39)	(0.61)	10.95
2014		11.29	0.13	0.69	0.82	(0.14)	(0.44)	(0.58)	11.53
2013		10.06	0.16	1.44	1.60	(0.16)	(0.21)	(0.37)	11.29
R-3 shares
2018	(c)	11.52	0.23	(0.05)	0.18	(0.24)	(0.24)	(0.48)	11.22
2017		10.30	0.14	1.40	1.54	(0.13)	(0.19)	(0.32)	11.52
2016		10.97	0.12	0.05	0.17	(0.11)	(0.73)	(0.84)	10.30
2015		11.56	0.24	(0.19)	0.05	(0.25)	(0.39)	(0.64)	10.97
2014		11.32	0.15	0.69	0.84	(0.16)	(0.44)	(0.60)	11.56
2013		10.08	0.15	1.47	1.62	(0.17)	(0.21)	(0.38)	11.32
R-4 shares
2018	(c)	11.63	0.23	(0.03)	0.20	(0.26)	(0.24)	(0.50)	11.33
2017		10.39	0.16	1.42	1.58	(0.15)	(0.19)	(0.34)	11.63
2016		11.06	0.13	0.06	0.19	(0.13)	(0.73)	(0.86)	10.39
2015		11.65	0.27	(0.20)	0.07	(0.27)	(0.39)	(0.66)	11.06
2014		11.40	0.18	0.69	0.87	(0.18)	(0.44)	(0.62)	11.65
2013		10.14	0.18	1.48	1.66	(0.19)	(0.21)	(0.40)	11.40
R-5 shares
2018	(c)	11.68	0.25	(0.04)	0.21	(0.28)	(0.24)	(0.52)	11.37
2017		10.44	0.18	1.42	1.60	(0.17)	(0.19)	(0.36)	11.68
2016		11.10	0.15	0.06	0.21	(0.14)	(0.73)	(0.87)	10.44
2015		11.69	0.29	(0.21)	0.08	(0.28)	(0.39)	(0.67)	11.10
2014		11.43	0.20	0.69	0.89	(0.19)	(0.44)	(0.63)	11.69
2013		10.17	0.19	1.48	1.67	(0.20)	(0.21)	(0.41)	11.43

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

1.82	%(d)	$1,266,596	0.01	%(e)	4.56	%(e)	17.7	%(e)
16.08		1,316,450	0.01		1.84		22.0
2.50		1,247,487	0.02		1.69		13.7
1.01		1,139,392	0.04		2.60		49.9
8.30		1,366,540	0.04		1.90		15.8
17.40		1,067,809	0.04	(f)	2.03		22.2

1.48	(d)	14,590	0.88	(e)	3.75	(e)	17.7	(e)
14.99		15,858	0.88		1.02		22.0
1.55		14,810	0.89		0.89		13.7
0.19		16,680	0.91		2.00		49.9
7.31		18,238	0.91		1.25		15.8
16.33		18,515	0.91		1.35		22.2

1.51	(d)	16,213	0.75	(e)	3.77	(e)	17.7	(e)
15.20		15,766	0.75		1.11		22.0
1.68		18,268	0.76		1.06		13.7
0.32		21,044	0.78		2.07		49.9
7.52		21,201	0.78		1.14		15.8
16.41		19,431	0.78		1.49		22.2

1.57	(d)	153,696	0.57	(e)	4.10	(e)	17.7	(e)
15.37		175,880	0.57		1.33		22.0
1.88		172,896	0.58		1.18		13.7
0.49		173,313	0.60		2.18		49.9
7.72		162,213	0.60		1.30		15.8
16.65		127,846	0.60		1.44		22.2

1.68	(d)	91,436	0.38	(e)	3.99	(e)	17.7	(e)
15.67		91,191	0.38		1.49		22.0
2.01		96,203	0.39		1.28		13.7
0.65		80,896	0.41		2.42		49.9
7.94		89,551	0.41		1.56		15.8
16.93		72,332	0.41		1.70		22.2

1.76	(d)	139,105	0.26	(e)	4.35	(e)	17.7	(e)
15.72		141,431	0.26		1.62		22.0
2.23		143,138	0.27		1.44		13.7
0.76		125,570	0.29		2.60		49.9
8.11		143,610	0.29		1.73		15.8
17.04		133,941	0.29		1.79		22.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2018	(d)	$15.18	$0.33	$–	$0.33	($0.37)	($0.47)	($0.84)	$14.67
2017		13.38	0.21	2.09	2.30	(0.21)	(0.29)	(0.50)	15.18
2016		14.37	0.19	0.01	0.20	(0.18)	(1.01)	(1.19)	13.38
2015		15.17	0.36	(0.23)	0.13	(0.35)	(0.58)	(0.93)	14.37
2014		14.41	0.23	0.96	1.19	(0.24)	(0.19)	(0.43)	15.17
2013		12.39	0.23	2.03	2.26	(0.24)	–	(0.24)	14.41
Institutional shares
2018	(d)	15.23	0.36	(0.01)	0.35	(0.40)	(0.47)	(0.87)	14.71
2017		13.43	0.25	2.08	2.33	(0.24)	(0.29)	(0.53)	15.23
2016		14.43	0.22	–	0.22	(0.21)	(1.01)	(1.22)	13.43
2015		15.22	0.40	(0.22)	0.18	(0.39)	(0.58)	(0.97)	14.43
2014		14.46	0.28	0.95	1.23	(0.28)	(0.19)	(0.47)	15.22
2013		12.44	0.29	2.01	2.30	(0.28)	–	(0.28)	14.46
R-1 shares
2018	(d)	15.05	0.28	–	0.28	(0.26)	(0.47)	(0.73)	14.60
2017		13.28	0.13	2.05	2.18	(0.12)	(0.29)	(0.41)	15.05
2016		14.26	0.11	–	0.11	(0.08)	(1.01)	(1.09)	13.28
2015		15.07	0.28	(0.25)	0.03	(0.26)	(0.58)	(0.84)	14.26
2014		14.31	0.17	0.93	1.10	(0.15)	(0.19)	(0.34)	15.07
2013		12.31	0.19	1.98	2.17	(0.17)	–	(0.17)	14.31
R-2 shares
2018	(d)	15.10	0.28	0.01	0.29	(0.27)	(0.47)	(0.74)	14.65
2017		13.31	0.14	2.07	2.21	(0.13)	(0.29)	(0.42)	15.10
2016		14.29	0.13	–	0.13	(0.10)	(1.01)	(1.11)	13.31
2015		15.08	0.32	(0.26)	0.06	(0.27)	(0.58)	(0.85)	14.29
2014		14.33	0.19	0.93	1.12	(0.18)	(0.19)	(0.37)	15.08
2013		12.33	0.21	1.97	2.18	(0.18)	–	(0.18)	14.33
R-3 shares
2018	(d)	15.12	0.32	(0.01)	0.31	(0.31)	(0.47)	(0.78)	14.65
2017		13.34	0.17	2.06	2.23	(0.16)	(0.29)	(0.45)	15.12
2016		14.33	0.15	–	0.15	(0.13)	(1.01)	(1.14)	13.34
2015		15.13	0.34	(0.25)	0.09	(0.31)	(0.58)	(0.89)	14.33
2014		14.38	0.20	0.95	1.15	(0.21)	(0.19)	(0.40)	15.13
2013		12.37	0.21	2.01	2.22	(0.21)	–	(0.21)	14.38
R-4 shares
2018	(d)	15.62	0.32	0.01	0.33	(0.33)	(0.47)	(0.80)	15.15
2017		13.76	0.21	2.13	2.34	(0.19)	(0.29)	(0.48)	15.62
2016		14.75	0.18	–	0.18	(0.16)	(1.01)	(1.17)	13.76
2015		15.54	0.41	(0.29)	0.12	(0.33)	(0.58)	(0.91)	14.75
2014		14.76	0.25	0.95	1.20	(0.23)	(0.19)	(0.42)	15.54
2013		12.68	0.23	2.08	2.31	(0.23)	–	(0.23)	14.76
R-5 shares
2018	(d)	15.19	0.34	–	0.34	(0.36)	(0.47)	(0.83)	14.70
2017		13.40	0.23	2.05	2.28	(0.20)	(0.29)	(0.49)	15.19
2016		14.39	0.20	(0.01)	0.19	(0.17)	(1.01)	(1.18)	13.40
2015		15.19	0.37	(0.24)	0.13	(0.35)	(0.58)	(0.93)	14.39
2014		14.43	0.24	0.96	1.20	(0.25)	(0.19)	(0.44)	15.19
2013		12.41	0.26	2.01	2.27	(0.25)	–	(0.25)	14.43

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

2.19%(e),(f)		$1,221,517	0.17%(g)		0.20%(g)	4.44%(g)		20.6	%(g)
17.74	(f)	1,217,752	0.18		0.21	1.53		20.9
1.68	(f)	1,066,715	0.22		0.25	1.47		15.2
0.96	(f)	1,046,222	0.32		0.35	2.44		36.0
8.45	(f)	1,001,423	0.34		0.38	1.59		15.3
18.54	(f)	867,848	0.36		0.56	1.76		25.1

2.27	(e)	3,855,244	0.01	(g)	–	4.89	(g)	20.6	(g)
17.89		4,468,390	0.01		–	1.76		20.9
1.88		4,517,455	0.02		–	1.66		15.2
1.32		4,549,028	0.04		–	2.73		36.0
8.74		4,734,382	0.04		–	1.91		15.3
18.85		4,198,702	0.04		–	2.17		25.1

1.86	(e)	30,433	0.88	(g)	–	3.78	(g)	20.6	(g)
16.83		33,711	0.88		–	0.91		20.9
1.03		34,738	0.90		–	0.87		15.2
0.32		41,478	0.91		–	1.94		36.0
7.82		46,220	0.91		–	1.17		15.3
17.83		47,197	0.91		–	1.41		25.1

1.93	(e)	41,482	0.75	(g)	–	3.84	(g)	20.6	(g)
17.04		46,339	0.75		–	1.02		20.9
1.14		47,988	0.77		–	0.97		15.2
0.52		59,122	0.78		–	2.17		36.0
7.94		72,768	0.78		–	1.28		15.3
17.93		75,964	0.78		–	1.55		25.1

2.04	(e)	190,836	0.57	(g)	–	4.26	(g)	20.6	(g)
17.18		218,611	0.57		–	1.21		20.9
1.35		233,975	0.59		–	1.13		15.2
0.67		250,480	0.60		–	2.30		36.0
8.14		276,196	0.60		–	1.38		15.3
18.22		263,892	0.60		–	1.59		25.1

2.13	(e)	161,885	0.38	(g)	–	4.19	(g)	20.6	(g)
17.47		171,835	0.38		–	1.43		20.9
1.50		184,624	0.40		–	1.34		15.2
0.88		200,722	0.41		–	2.72		36.0
8.32		243,720	0.41		–	1.67		15.3
18.50		246,295	0.41		–	1.69		25.1

2.21	(e)	270,164	0.26	(g)	–	4.52	(g)	20.6	(g)
17.53		297,179	0.26		–	1.64		20.9
1.66		374,343	0.28		–	1.48		15.2
1.00		422,505	0.29		–	2.50		36.0
8.50		441,746	0.29		–	1.65		15.3
18.60		416,542	0.29		–	1.93		25.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2018	(c)	$12.62	$0.26	$0.08	$0.34	($0.28)	($0.39)	($0.67)	$12.29
2017		11.03	0.20	1.85	2.05	(0.17)	(0.29)	(0.46)	12.62
2016		11.52	0.16	(0.05)	0.11	(0.16)	(0.44)	(0.60)	11.03
2015		12.14	0.28	(0.12)	0.16	(0.31)	(0.47)	(0.78)	11.52
2014		11.75	0.21	0.82	1.03	(0.22)	(0.42)	(0.64)	12.14
2013		10.12	0.21	1.82	2.03	(0.22)	(0.18)	(0.40)	11.75
R-1 shares
2018	(c)	12.35	0.19	0.09	0.28	(0.18)	(0.39)	(0.57)	12.06
2017		10.80	0.10	1.82	1.92	(0.08)	(0.29)	(0.37)	12.35
2016		11.29	0.07	(0.06)	0.01	(0.06)	(0.44)	(0.50)	10.80
2015		11.92	0.23	(0.18)	0.05	(0.21)	(0.47)	(0.68)	11.29
2014		11.54	0.13	0.78	0.91	(0.11)	(0.42)	(0.53)	11.92
2013		9.95	0.14	1.76	1.90	(0.13)	(0.18)	(0.31)	11.54
R-2 shares
2018	(c)	12.34	0.19	0.10	0.29	(0.19)	(0.39)	(0.58)	12.05
2017		10.79	0.10	1.83	1.93	(0.09)	(0.29)	(0.38)	12.34
2016		11.28	0.09	(0.06)	0.03	(0.08)	(0.44)	(0.52)	10.79
2015		11.91	0.22	(0.15)	0.07	(0.23)	(0.47)	(0.70)	11.28
2014		11.54	0.12	0.81	0.93	(0.14)	(0.42)	(0.56)	11.91
2013		9.96	0.14	1.78	1.92	(0.16)	(0.18)	(0.34)	11.54
R-3 shares
2018	(c)	12.40	0.22	0.09	0.31	(0.22)	(0.39)	(0.61)	12.10
2017		10.85	0.13	1.82	1.95	(0.11)	(0.29)	(0.40)	12.40
2016		11.34	0.11	(0.06)	0.05	(0.10)	(0.44)	(0.54)	10.85
2015		11.97	0.24	(0.15)	0.09	(0.25)	(0.47)	(0.72)	11.34
2014		11.60	0.14	0.81	0.95	(0.16)	(0.42)	(0.58)	11.97
2013		10.00	0.14	1.81	1.95	(0.17)	(0.18)	(0.35)	11.60
R-4 shares
2018	(c)	12.49	0.22	0.10	0.32	(0.23)	(0.39)	(0.62)	12.19
2017		10.92	0.15	1.84	1.99	(0.13)	(0.29)	(0.42)	12.49
2016		11.41	0.12	(0.05)	0.07	(0.12)	(0.44)	(0.56)	10.92
2015		12.04	0.28	(0.16)	0.12	(0.28)	(0.47)	(0.75)	11.41
2014		11.66	0.17	0.81	0.98	(0.18)	(0.42)	(0.60)	12.04
2013		10.05	0.17	1.81	1.98	(0.19)	(0.18)	(0.37)	11.66
R-5 shares
2018	(c)	12.54	0.24	0.09	0.33	(0.25)	(0.39)	(0.64)	12.23
2017		10.97	0.16	1.84	2.00	(0.14)	(0.29)	(0.43)	12.54
2016		11.45	0.13	(0.04)	0.09	(0.13)	(0.44)	(0.57)	10.97
2015		12.08	0.29	(0.16)	0.13	(0.29)	(0.47)	(0.76)	11.45
2014		11.69	0.19	0.81	1.00	(0.19)	(0.42)	(0.61)	12.08
2013		10.08	0.18	1.81	1.99	(0.20)	(0.18)	(0.38)	11.69

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

2.71	%(d)	$983,739	0.01	%(e)	4.11	%(e)	25.2	%(e)
19.29		1,014,681	0.01		1.68		30.6
1.11		973,792	0.02		1.48		15.2
1.52		888,781	0.04		2.43		38.8
9.10		961,514	0.04		1.78		13.4
20.69		734,686	0.04	(f)	1.94		22.2

2.25	(d)	12,460	0.88	(e)	3.18	(e)	25.2	(e)
18.35		12,731	0.88		0.89		30.6
0.21		12,700	0.89		0.65		15.2
0.57		12,831	0.92		1.99		38.8
8.22		14,516	0.91		1.15		13.4
19.61		14,704	0.91		1.28		22.2

2.35	(d)	14,024	0.75	(e)	3.19	(e)	25.2	(e)
18.44		14,244	0.75		0.90		30.6
0.37		13,427	0.76		0.84		15.2
0.70		15,383	0.79		1.92		38.8
8.35		15,138	0.78		0.99		13.4
19.77		11,998	0.78		1.30		22.2

2.46	(d)	103,961	0.57	(e)	3.64	(e)	25.2	(e)
18.58		115,904	0.57		1.16		30.6
0.56		111,881	0.58		1.00		15.2
0.91		117,689	0.61		2.06		38.8
8.51		108,395	0.60		1.23		13.4
20.03		91,530	0.60		1.36		22.2

2.56	(d)	68,763	0.38	(e)	3.62	(e)	25.2	(e)
18.88		72,336	0.38		1.28		30.6
0.71		70,656	0.39		1.08		15.2
1.10		65,678	0.42		2.42		38.8
8.74		70,482	0.41		1.48		13.4
20.25		53,662	0.41		1.61		22.2

2.65	(d)	111,648	0.26	(e)	3.83	(e)	25.2	(e)
18.91		108,479	0.26		1.40		30.6
0.92		107,447	0.27		1.24		15.2
1.21		98,245	0.30		2.47		38.8
8.92		107,166	0.29		1.61		13.4
20.32		95,411	0.29		1.65		22.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2018	(d)	$16.06	$0.31	$0.15	$0.46	($0.33)	($0.59)	($0.92)	$15.60
2017		13.99	0.21	2.51	2.72	(0.19)	(0.46)	(0.65)	16.06
2016		14.78	0.18	(0.09)	0.09	(0.16)	(0.72)	(0.88)	13.99
2015		15.61	0.35	(0.19)	0.16	(0.36)	(0.63)	(0.99)	14.78
2014		14.90	0.22	1.09	1.31	(0.23)	(0.37)	(0.60)	15.61
2013		12.50	0.22	2.41	2.63	(0.23)	–	(0.23)	14.90
Institutional shares
2018	(d)	16.20	0.34	0.14	0.48	(0.36)	(0.59)	(0.95)	15.73
2017		14.10	0.24	2.53	2.77	(0.21)	(0.46)	(0.67)	16.20
2016		14.91	0.21	(0.09)	0.12	(0.21)	(0.72)	(0.93)	14.10
2015		15.74	0.41	(0.20)	0.21	(0.41)	(0.63)	(1.04)	14.91
2014		15.02	0.28	1.09	1.37	(0.28)	(0.37)	(0.65)	15.74
2013		12.59	0.28	2.42	2.70	(0.27)	–	(0.27)	15.02
R-1 shares
2018	(d)	15.98	0.25	0.16	0.41	(0.22)	(0.59)	(0.81)	15.58
2017		13.92	0.12	2.49	2.61	(0.09)	(0.46)	(0.55)	15.98
2016		14.71	0.09	(0.09)	–	(0.07)	(0.72)	(0.79)	13.92
2015		15.54	0.30	(0.22)	0.08	(0.28)	(0.63)	(0.91)	14.71
2014		14.83	0.16	1.06	1.22	(0.14)	(0.37)	(0.51)	15.54
2013		12.44	0.17	2.38	2.55	(0.16)	–	(0.16)	14.83
R-2 shares
2018	(d)	15.99	0.26	0.15	0.41	(0.24)	(0.59)	(0.83)	15.57
2017		13.93	0.13	2.50	2.63	(0.11)	(0.46)	(0.57)	15.99
2016		14.72	0.11	(0.10)	0.01	(0.08)	(0.72)	(0.80)	13.93
2015		15.54	0.34	(0.24)	0.10	(0.29)	(0.63)	(0.92)	14.72
2014		14.84	0.18	1.06	1.24	(0.17)	(0.37)	(0.54)	15.54
2013		12.45	0.19	2.38	2.57	(0.18)	–	(0.18)	14.84
R-3 shares
2018	(d)	15.96	0.29	0.14	0.43	(0.27)	(0.59)	(0.86)	15.53
2017		13.90	0.16	2.50	2.66	(0.14)	(0.46)	(0.60)	15.96
2016		14.71	0.13	(0.10)	0.03	(0.12)	(0.72)	(0.84)	13.90
2015		15.54	0.33	(0.20)	0.13	(0.33)	(0.63)	(0.96)	14.71
2014		14.84	0.19	1.08	1.27	(0.20)	(0.37)	(0.57)	15.54
2013		12.45	0.20	2.39	2.59	(0.20)	–	(0.20)	14.84
R-4 shares
2018	(d)	15.99	0.29	0.15	0.44	(0.29)	(0.59)	(0.88)	15.55
2017		13.94	0.19	2.48	2.67	(0.16)	(0.46)	(0.62)	15.99
2016		14.74	0.16	(0.09)	0.07	(0.15)	(0.72)	(0.87)	13.94
2015		15.57	0.40	(0.25)	0.15	(0.35)	(0.63)	(0.98)	14.74
2014		14.87	0.24	1.06	1.30	(0.23)	(0.37)	(0.60)	15.57
2013		12.47	0.22	2.41	2.63	(0.23)	–	(0.23)	14.87
R-5 shares
2018	(d)	16.10	0.31	0.15	0.46	(0.32)	(0.59)	(0.91)	15.65
2017		14.02	0.23	2.48	2.71	(0.17)	(0.46)	(0.63)	16.10
2016		14.83	0.18	(0.10)	0.08	(0.17)	(0.72)	(0.89)	14.02
2015		15.66	0.36	(0.18)	0.18	(0.38)	(0.63)	(1.01)	14.83
2014		14.95	0.23	1.09	1.32	(0.24)	(0.37)	(0.61)	15.66
2013		12.54	0.25	2.40	2.65	(0.24)	–	(0.24)	14.95

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

2.94%(e),(f)		$743,826	0.18%(g)		0.21%(g)	3.87%(g)		21.0	%(g)
20.15	(f)	732,742	0.19		0.22	1.39		26.6
0.78	(f)	625,617	0.24		0.27	1.28		17.9
1.15	(f)	609,315	0.35		0.38	2.34		25.2
9.04	(f)	569,314	0.38		0.42	1.45		11.5
21.35	(f)	484,414	0.40		0.60	1.63		30.1

3.01	(e)	2,676,705	0.01	(g)	–	4.33	(g)	21.0	(g)
20.45		3,129,453	0.01		–	1.64		26.6
0.94		3,052,072	0.02		–	1.50		17.9
1.47		3,056,094	0.04		–	2.68		25.2
9.38		3,109,551	0.04		–	1.81		11.5
21.87		2,718,326	0.04		–	2.07		30.1

2.58	(e)	22,402	0.88	(g)	–	3.19	(g)	21.0	(g)
19.37		22,891	0.88		–	0.82		26.6
0.08		24,595	0.90		–	0.69		17.9
0.60		28,622	0.91		–	2.00		25.2
8.43		33,659	0.91		–	1.07		11.5
20.71		33,757	0.91		–	1.26		30.1

2.63	(e)	34,375	0.75	(g)	–	3.29	(g)	21.0	(g)
19.50		36,466	0.75		–	0.87		26.6
0.19		32,821	0.77		–	0.79		17.9
0.73		37,545	0.78		–	2.29		25.2
8.58		51,404	0.78		–	1.20		11.5
20.94		55,940	0.78		–	1.40		30.1

2.74	(e)	123,882	0.57	(g)	–	3.68	(g)	21.0	(g)
19.78		144,641	0.57		–	1.10		26.6
0.36		146,325	0.59		–	0.98		17.9
0.92		158,468	0.60		–	2.24		25.2
8.78		169,617	0.60		–	1.26		11.5
21.11		151,677	0.60		–	1.50		30.1

2.83	(e)	110,445	0.38	(g)	–	3.65	(g)	21.0	(g)
19.89		119,680	0.38		–	1.32		26.6
0.62		127,949	0.40		–	1.17		17.9
1.07		134,693	0.41		–	2.64		25.2
8.97		153,985	0.41		–	1.56		11.5
21.39		153,849	0.41		–	1.59		30.1

2.89	(e)	187,543	0.26	(g)	–	3.90	(g)	21.0	(g)
20.08		202,032	0.26		–	1.54		26.6
0.66		261,210	0.28		–	1.32		17.9
1.23		295,602	0.29		–	2.39		25.2
9.11		292,483	0.29		–	1.52		11.5
21.50		260,420	0.29		–	1.84		30.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2018	(c)	$13.06	$0.27	$0.14	$0.41	($0.28)	($0.30)	($0.58)	$12.89
2017		11.25	0.19	2.12	2.31	(0.17)	(0.33)	(0.50)	13.06
2016		11.76	0.16	(0.07)	0.09	(0.16)	(0.44)	(0.60)	11.25
2015		12.39	0.29	(0.12)	0.17	(0.33)	(0.47)	(0.80)	11.76
2014		11.90	0.21	0.89	1.10	(0.22)	(0.39)	(0.61)	12.39
2013		10.06	0.20	2.00	2.20	(0.21)	(0.15)	(0.36)	11.90
R-1 shares
2018	(c)	12.65	0.20	0.15	0.35	(0.18)	(0.30)	(0.48)	12.52
2017		10.91	0.08	2.07	2.15	(0.08)	(0.33)	(0.41)	12.65
2016		11.42	0.07	(0.09)	(0.02)	(0.05)	(0.44)	(0.49)	10.91
2015		12.06	0.26	(0.19)	0.07	(0.24)	(0.47)	(0.71)	11.42
2014		11.59	0.13	0.84	0.97	(0.11)	(0.39)	(0.50)	12.06
2013		9.82	0.14	1.92	2.06	(0.14)	(0.15)	(0.29)	11.59
R-2 shares
2018	(c)	12.64	0.20	0.16	0.36	(0.19)	(0.30)	(0.49)	12.51
2017		10.90	0.09	2.06	2.15	(0.08)	(0.33)	(0.41)	12.64
2016		11.42	0.09	(0.09)	–	(0.08)	(0.44)	(0.52)	10.90
2015		12.06	0.22	(0.14)	0.08	(0.25)	(0.47)	(0.72)	11.42
2014		11.61	0.12	0.86	0.98	(0.14)	(0.39)	(0.53)	12.06
2013		9.84	0.14	1.94	2.08	(0.16)	(0.15)	(0.31)	11.61
R-3 shares
2018	(c)	12.73	0.24	0.13	0.37	(0.22)	(0.30)	(0.52)	12.58
2017		10.99	0.12	2.06	2.18	(0.11)	(0.33)	(0.44)	12.73
2016		11.51	0.10	(0.08)	0.02	(0.10)	(0.44)	(0.54)	10.99
2015		12.14	0.24	(0.13)	0.11	(0.27)	(0.47)	(0.74)	11.51
2014		11.68	0.14	0.87	1.01	(0.16)	(0.39)	(0.55)	12.14
2013		9.89	0.14	1.96	2.10	(0.16)	(0.15)	(0.31)	11.68
R-4 shares
2018	(c)	12.84	0.23	0.15	0.38	(0.23)	(0.30)	(0.53)	12.69
2017		11.07	0.13	2.10	2.23	(0.13)	(0.33)	(0.46)	12.84
2016		11.59	0.11	(0.07)	0.04	(0.12)	(0.44)	(0.56)	11.07
2015		12.22	0.30	(0.17)	0.13	(0.29)	(0.47)	(0.76)	11.59
2014		11.74	0.17	0.87	1.04	(0.17)	(0.39)	(0.56)	12.22
2013		9.94	0.18	1.96	2.14	(0.19)	(0.15)	(0.34)	11.74
R-5 shares
2018	(c)	12.88	0.24	0.15	0.39	(0.25)	(0.30)	(0.55)	12.72
2017		11.09	0.15	2.10	2.25	(0.13)	(0.33)	(0.46)	12.88
2016		11.61	0.13	(0.08)	0.05	(0.13)	(0.44)	(0.57)	11.09
2015		12.24	0.30	(0.16)	0.14	(0.30)	(0.47)	(0.77)	11.61
2014		11.77	0.18	0.88	1.06	(0.20)	(0.39)	(0.59)	12.24
2013		9.97	0.16	1.98	2.14	(0.19)	(0.15)	(0.34)	11.77

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

3.22	%(d)	$692,126	0.01	%(e)	4.12	%(e)	28.3	%(e)
21.24		704,027	0.02		1.55		33.7
0.86		634,436	0.03		1.41		14.7
1.55		546,736	0.05		2.44		33.3
9.62		536,107	0.04		1.71		8.7
22.58		399,463	0.05	(f)	1.87		23.3

2.79	(d)	7,514	0.88	(e)	3.14	(e)	28.3	(e)
20.24		7,279	0.89		0.72		33.7
(0.11)		6,930	0.90		0.63		14.7
0.67		7,540	0.92		2.22		33.3
8.75		9,350	0.92		1.11		8.7
21.44		9,201	0.92		1.28		23.3

2.85	(d)	11,325	0.75	(e)	3.22	(e)	28.3	(e)
20.35		11,164	0.76		0.74		33.7
0.04		10,083	0.77		0.81		14.7
0.77		11,626	0.79		1.90		33.3
8.83		11,165	0.79		1.01		8.7
21.65		9,204	0.79		1.29		23.3

2.94	(d)	74,234	0.57	(e)	3.71	(e)	28.3	(e)
20.47		81,183	0.58		0.99		33.7
0.26		70,524	0.59		0.91		14.7
1.04		67,285	0.61		2.02		33.3
9.02		56,544	0.61		1.19		8.7
21.79		46,505	0.61		1.35		23.3

3.03	(d)	45,442	0.38	(e)	3.65	(e)	28.3	(e)
20.79		48,122	0.39		1.07		33.7
0.40		40,967	0.40		1.00		14.7
1.23		35,086	0.42		2.56		33.3
9.21		37,009	0.42		1.43		8.7
22.11		27,277	0.42		1.68		23.3

3.11	(d)	76,468	0.26	(e)	3.80	(e)	28.3	(e)
20.99		71,697	0.27		1.24		33.7
0.50		87,897	0.28		1.17		14.7
1.34		77,534	0.30		2.57		33.3
9.37		87,269	0.30		1.51		8.7
22.13		69,834	0.30		1.52		23.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2018	(d)	$15.56	$0.30	$0.22	$0.52	($0.32)	($0.46)	($0.78)	$15.30
2017		13.38	0.17	2.62	2.79	(0.16)	(0.45)	(0.61)	15.56
2016		14.10	0.15	(0.11)	0.04	(0.14)	(0.62)	(0.76)	13.38
2015		14.91	0.31	(0.16)	0.15	(0.35)	(0.61)	(0.96)	14.10
2014		14.25	0.18	1.10	1.28	(0.21)	(0.41)	(0.62)	14.91
2013		11.81	0.20	2.45	2.65	(0.21)	–	(0.21)	14.25
Institutional shares
2018	(d)	15.99	0.34	0.21	0.55	(0.35)	(0.46)	(0.81)	15.73
2017		13.74	0.22	2.68	2.90	(0.20)	(0.45)	(0.65)	15.99
2016		14.47	0.19	(0.11)	0.08	(0.19)	(0.62)	(0.81)	13.74
2015		15.27	0.39	(0.17)	0.22	(0.41)	(0.61)	(1.02)	14.47
2014		14.57	0.26	1.12	1.38	(0.27)	(0.41)	(0.68)	15.27
2013		12.07	0.27	2.49	2.76	(0.26)	–	(0.26)	14.57
R-1 shares
2018	(d)	15.75	0.25	0.22	0.47	(0.20)	(0.46)	(0.66)	15.56
2017		13.55	0.09	2.65	2.74	(0.09)	(0.45)	(0.54)	15.75
2016		14.27	0.08	(0.11)	(0.03)	(0.07)	(0.62)	(0.69)	13.55
2015		15.08	0.28	(0.19)	0.09	(0.29)	(0.61)	(0.90)	14.27
2014		14.39	0.15	1.09	1.24	(0.14)	(0.41)	(0.55)	15.08
2013		11.92	0.16	2.46	2.62	(0.15)	–	(0.15)	14.39
R-2 shares
2018	(d)	15.76	0.25	0.23	0.48	(0.24)	(0.46)	(0.70)	15.54
2017		13.55	0.10	2.66	2.76	(0.10)	(0.45)	(0.55)	15.76
2016		14.27	0.10	(0.12)	(0.02)	(0.08)	(0.62)	(0.70)	13.55
2015		15.07	0.36	(0.25)	0.11	(0.30)	(0.61)	(0.91)	14.27
2014		14.40	0.16	1.09	1.25	(0.17)	(0.41)	(0.58)	15.07
2013		11.94	0.18	2.46	2.64	(0.18)	–	(0.18)	14.40
R-3 shares
2018	(d)	15.77	0.29	0.20	0.49	(0.26)	(0.46)	(0.72)	15.54
2017		13.56	0.14	2.65	2.79	(0.13)	(0.45)	(0.58)	15.77
2016		14.30	0.12	(0.12)	–	(0.12)	(0.62)	(0.74)	13.56
2015		15.10	0.33	(0.19)	0.14	(0.33)	(0.61)	(0.94)	14.30
2014		14.42	0.17	1.12	1.29	(0.20)	(0.41)	(0.61)	15.10
2013		11.95	0.19	2.47	2.66	(0.19)	–	(0.19)	14.42
R-4 shares
2018	(d)	15.86	0.28	0.23	0.51	(0.28)	(0.46)	(0.74)	15.63
2017		13.64	0.17	2.65	2.82	(0.15)	(0.45)	(0.60)	15.86
2016		14.37	0.15	(0.12)	0.03	(0.14)	(0.62)	(0.76)	13.64
2015		15.16	0.40	(0.23)	0.17	(0.35)	(0.61)	(0.96)	14.37
2014		14.48	0.22	1.09	1.31	(0.22)	(0.41)	(0.63)	15.16
2013		11.99	0.21	2.50	2.71	(0.22)	–	(0.22)	14.48
R-5 shares
2018	(d)	15.92	0.30	0.22	0.52	(0.31)	(0.46)	(0.77)	15.67
2017		13.67	0.20	2.65	2.85	(0.15)	(0.45)	(0.60)	15.92
2016		14.40	0.17	(0.13)	0.04	(0.15)	(0.62)	(0.77)	13.67
2015		15.20	0.35	(0.16)	0.19	(0.38)	(0.61)	(0.99)	14.40
2014		14.51	0.22	1.12	1.34	(0.24)	(0.41)	(0.65)	15.20
2013		12.03	0.23	2.48	2.71	(0.23)	–	(0.23)	14.51

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.32%(e),(f)		$233,392	0.22%(g)		0.25%(g)	3.84%(g)		23.7	%(g)
21.65	(f)	230,498	0.24		0.27	1.23		29.6
0.41	(f)	194,644	0.36		0.39	1.11		17.0
1.12	(f)	183,490	0.47		0.50	2.19		21.6
9.30	(f)	159,787	0.49		0.53	1.27		9.9
22.73	(f)	124,651	0.51		0.71	1.51		29.5

3.43	(e)	1,690,105	0.01	(g)	–	4.34	(g)	23.7	(g)
21.96		1,943,020	0.01		–	1.50		29.6
0.72		1,769,456	0.03		–	1.42		17.0
1.57		1,671,172	0.04		–	2.67		21.6
9.80		1,603,984	0.04		–	1.78		9.9
23.28		1,370,372	0.04		–	2.01		29.5

2.99	(e)	15,766	0.88	(g)	–	3.16	(g)	23.7	(g)
20.87		15,806	0.88		–	0.66		29.6
(0.12)		16,051	0.90		–	0.62		17.0
0.68		17,417	0.92		–	1.91		21.6
8.87		18,098	0.91		–	1.00		9.9
22.20		16,286	0.91		–	1.19		29.5

3.02	(e)	24,900	0.75	(g)	–	3.24	(g)	23.7	(g)
21.08		24,926	0.75		–	0.71		29.6
(0.07)		21,050	0.77		–	0.73		17.0
0.82		23,189	0.79		–	2.51		21.6
8.98		31,670	0.78		–	1.09		9.9
22.39		29,353	0.78		–	1.35		29.5

3.12	(e)	75,438	0.57	(g)	–	3.73	(g)	23.7	(g)
21.30		84,500	0.57		–	0.96		29.6
0.09		77,168	0.59		–	0.90		17.0
1.03		76,536	0.61		–	2.26		21.6
9.20		78,959	0.60		–	1.19		9.9
22.59		68,416	0.60		–	1.43		29.5

3.25	(e)	61,297	0.38	(g)	–	3.58	(g)	23.7	(g)
21.46		64,566	0.38		–	1.20		29.6
0.35		64,127	0.40		–	1.11		17.0
1.22		66,438	0.42		–	2.74		21.6
9.33		73,607	0.41		–	1.53		9.9
22.93		69,616	0.41		–	1.60		29.5

3.25	(e)	113,234	0.26	(g)	–	3.77	(g)	23.7	(g)
21.67		105,711	0.26		–	1.40		29.6
0.45		155,397	0.28		–	1.25		17.0
1.35		170,071	0.30		–	2.38		21.6
9.54		163,844	0.29		–	1.47		9.9
22.91		133,924	0.29		–	1.76		29.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2018	(c)	$13.66	$0.28	$0.20	$0.48	($0.29)	($0.19)	($0.48)	$13.66
2017		11.59	0.18	2.35	2.53	(0.17)	(0.29)	(0.46)	13.66
2016		12.04	0.15	(0.09)	0.06	(0.16)	(0.35)	(0.51)	11.59
2015		12.56	0.28	(0.09)	0.19	(0.33)	(0.38)	(0.71)	12.04
2014		11.98	0.19	0.94	1.13	(0.21)	(0.34)	(0.55)	12.56
2013		10.02	0.19	2.09	2.28	(0.21)	(0.11)	(0.32)	11.98
R-1 shares
2018	(c)	13.17	0.21	0.20	0.41	(0.18)	(0.19)	(0.37)	13.21
2017		11.21	0.06	2.27	2.33	(0.08)	(0.29)	(0.37)	13.17
2016		11.66	0.05	(0.09)	(0.04)	(0.06)	(0.35)	(0.41)	11.21
2015		12.20	0.21	(0.12)	0.09	(0.25)	(0.38)	(0.63)	11.66
2014		11.66	0.11	0.89	1.00	(0.12)	(0.34)	(0.46)	12.20
2013		9.78	0.13	2.00	2.13	(0.14)	(0.11)	(0.25)	11.66
R-2 shares
2018	(c)	13.22	0.21	0.21	0.42	(0.20)	(0.19)	(0.39)	13.25
2017		11.24	0.07	2.29	2.36	(0.09)	(0.29)	(0.38)	13.22
2016		11.70	0.07	(0.10)	(0.03)	(0.08)	(0.35)	(0.43)	11.24
2015		12.23	0.19	(0.08)	0.11	(0.26)	(0.38)	(0.64)	11.70
2014		11.70	0.09	0.92	1.01	(0.14)	(0.34)	(0.48)	12.23
2013		9.81	0.13	2.03	2.16	(0.16)	(0.11)	(0.27)	11.70
R-3 shares
2018	(c)	13.31	0.24	0.19	0.43	(0.23)	(0.19)	(0.42)	13.32
2017		11.32	0.10	2.29	2.39	(0.11)	(0.29)	(0.40)	13.31
2016		11.77	0.09	(0.09)	–	(0.10)	(0.35)	(0.45)	11.32
2015		12.31	0.22	(0.10)	0.12	(0.28)	(0.38)	(0.66)	11.77
2014		11.77	0.12	0.92	1.04	(0.16)	(0.34)	(0.50)	12.31
2013		9.86	0.12	2.07	2.19	(0.17)	(0.11)	(0.28)	11.77
R-4 shares
2018	(c)	13.42	0.24	0.22	0.46	(0.25)	(0.19)	(0.44)	13.44
2017		11.40	0.12	2.32	2.44	(0.13)	(0.29)	(0.42)	13.42
2016		11.85	0.10	(0.08)	0.02	(0.12)	(0.35)	(0.47)	11.40
2015		12.39	0.29	(0.15)	0.14	(0.30)	(0.38)	(0.68)	11.85
2014		11.83	0.15	0.93	1.08	(0.18)	(0.34)	(0.52)	12.39
2013		9.91	0.15	2.06	2.21	(0.18)	(0.11)	(0.29)	11.83
R-5 shares
2018	(c)	13.49	0.25	0.21	0.46	(0.26)	(0.19)	(0.45)	13.50
2017		11.45	0.14	2.32	2.46	(0.13)	(0.29)	(0.42)	13.49
2016		11.89	0.11	(0.07)	0.04	(0.13)	(0.35)	(0.48)	11.45
2015		12.42	0.28	(0.12)	0.16	(0.31)	(0.38)	(0.69)	11.89
2014		11.86	0.16	0.93	1.09	(0.19)	(0.34)	(0.53)	12.42
2013		9.93	0.15	2.08	2.23	(0.19)	(0.11)	(0.30)	11.86

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

3.52	%(d)	$311,485	0.02	%(e)	4.10	%(e)	26.2	%(e)
22.54		301,677	0.03		1.41		39.4
0.61		234,603	0.04		1.29		11.5
1.63		169,883	0.07	(f)	2.32		22.4
9.78		127,374	0.07	(f)	1.60		8.6
23.32		84,497	0.09	(f)	1.77		29.1

3.10	(d)	3,512	0.89	(e)	3.14	(e)	26.2	(e)
21.41		3,387	0.89	(f)	0.50		39.4
(0.20)		2,723	0.90	(f)	0.43		11.5
0.75		2,254	0.93	(f)	1.74		22.4
8.87		1,861	0.93	(f)	0.94		8.6
22.21		1,453	0.93	(f)	1.21		29.1

3.17	(d)	4,395	0.76	(e)	3.14	(e)	26.2	(e)
21.57		4,097	0.76	(f)	0.55		39.4
(0.10)		2,743	0.77	(f)	0.62		11.5
0.95		2,398	0.80	(f)	1.64		22.4
8.92		1,751	0.80	(f)	0.75		8.6
22.47		1,142	0.80	(f)	1.26		29.1

3.21	(d)	30,955	0.58	(e)	3.65	(e)	26.2	(e)
21.81		31,997	0.58	(f)	0.81		39.4
0.16		21,628	0.59	(f)	0.79		11.5
1.01		16,439	0.62	(f)	1.81		22.4
9.18		11,168	0.62	(f)	1.04		8.6
22.65		7,790	0.62	(f)	1.13		29.1

3.38	(d)	22,636	0.39	(e)	3.57	(e)	26.2	(e)
22.07		20,884	0.39	(f)	0.98		39.4
0.28		15,452	0.40	(f)	0.89		11.5
1.18		11,748	0.43	(f)	2.38		22.4
9.44		10,401	0.43	(f)	1.27		8.6
22.84		6,590	0.43	(f)	1.37		29.1

3.42	(d)	28,221	0.27	(e)	3.69	(e)	26.2	(e)
22.20		24,125	0.27	(f)	1.13		39.4
0.44		28,139	0.28	(f)	1.02		11.5
1.37		19,662	0.31	(f)	2.31		22.4
9.54		18,911	0.31	(f)	1.29		8.6
23.01		11,694	0.31	(f)	1.36		29.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2018	(d)	$14.05	$0.26	$0.21	$0.47	($0.26)	($0.09)	($0.35)	$14.17
2017		11.86	0.11	2.46	2.57	(0.13)	(0.25)	(0.38)	14.05
2016		12.19	0.12	(0.09)	0.03	(0.13)	(0.23)	(0.36)	11.86
2015		12.36	0.20	(0.06)	0.14	(0.30)	(0.01)	(0.31)	12.19
2014		11.50	0.10	0.97	1.07	(0.19)	(0.02)	(0.21)	12.36
2013	(i)	10.00	–	1.50	1.50	–	–	–	11.50
Institutional shares
2018	(d)	14.14	0.30	0.21	0.51	(0.30)	(0.09)	(0.39)	14.26
2017		11.93	0.16	2.47	2.63	(0.17)	(0.25)	(0.42)	14.14
2016		12.26	0.15	(0.09)	0.06	(0.16)	(0.23)	(0.39)	11.93
2015		12.41	0.23	(0.05)	0.18	(0.32)	(0.01)	(0.33)	12.26
2014		11.52	0.03	1.08	1.11	(0.20)	(0.02)	(0.22)	12.41
2013	(i)	10.00	0.02	1.50	1.52	–	–	–	11.52
R-1 shares
2018	(d)	13.79	0.22	0.21	0.43	(0.19)	(0.09)	(0.28)	13.94
2017		11.67	0.05	2.41	2.46	(0.09)	(0.25)	(0.34)	13.79
2016		12.03	0.02	(0.06)	(0.04)	(0.09)	(0.23)	(0.32)	11.67
2015		12.23	0.10	(0.02)	0.08	(0.27)	(0.01)	(0.28)	12.03
2014		11.45	(0.05)	1.05	1.00	(0.20)	(0.02)	(0.22)	12.23
2013	(i)	10.00	(0.04)	1.49	1.45	–	–	–	11.45
R-2 shares
2018	(d)	13.85	0.21	0.24	0.45	(0.22)	(0.09)	(0.31)	13.99
2017		11.72	0.07	2.41	2.48	(0.10)	(0.25)	(0.35)	13.85
2016		12.06	0.06	(0.08)	(0.02)	(0.09)	(0.23)	(0.32)	11.72
2015		12.26	0.14	(0.05)	0.09	(0.28)	(0.01)	(0.29)	12.06
2014		11.46	(0.04)	1.06	1.02	(0.20)	(0.02)	(0.22)	12.26
2013	(i)	10.00	(0.03)	1.49	1.46	–	–	–	11.46
R-3 shares
2018	(d)	13.98	0.26	0.20	0.46	(0.24)	(0.09)	(0.33)	14.11
2017		11.82	0.09	2.44	2.53	(0.12)	(0.25)	(0.37)	13.98
2016		12.15	0.09	(0.08)	0.01	(0.11)	(0.23)	(0.34)	11.82
2015		12.33	0.18	(0.06)	0.12	(0.29)	(0.01)	(0.30)	12.15
2014		11.50	(0.02)	1.06	1.04	(0.19)	(0.02)	(0.21)	12.33
2013	(i)	10.00	(0.02)	1.52	1.50	–	–	–	11.50
R-4 shares
2018	(d)	14.01	0.25	0.22	0.47	(0.26)	(0.09)	(0.35)	14.13
2017		11.83	0.12	2.45	2.57	(0.14)	(0.25)	(0.39)	14.01
2016		12.16	0.13	(0.10)	0.03	(0.13)	(0.23)	(0.36)	11.83
2015		12.33	0.22	(0.08)	0.14	(0.30)	(0.01)	(0.31)	12.16
2014		11.49	(0.01)	1.07	1.06	(0.20)	(0.02)	(0.22)	12.33
2013	(i)	10.00	(0.01)	1.50	1.49	–	–	–	11.49
R-5 shares
2018	(d)	14.05	0.25	0.23	0.48	(0.27)	(0.09)	(0.36)	14.17
2017		11.86	0.15	2.43	2.58	(0.14)	(0.25)	(0.39)	14.05
2016		12.19	0.13	(0.10)	0.03	(0.13)	(0.23)	(0.36)	11.86
2015		12.36	0.21	(0.06)	0.15	(0.31)	(0.01)	(0.32)	12.19
2014		11.50	–	1.08	1.08	(0.20)	(0.02)	(0.22)	12.36
2013	(i)	10.00	–	1.50	1.50	–	–	–	11.50

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

		Net Assets, End	Ratio of Expenses to		Ratio of Gross	Ratio of Net		Portfolio
		of Period (in	Average Net		Expenses to Average	Investment Income to		Turnover
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Average Net Assets		Rate

3.34%(e),(f)		$9,257	0.38	%(g)	0.57%(g)	3.66	%(g)	37.0	%(g)
22.22	(f)	8,481	0.38	(h)	–	0.87		34.2
0.26	(f)	5,164	0.39	(h)	–	1.06		15.2
1.16	(f)	4,487	0.41	(h)	–	1.59		24.5
9.38	(f)	2,226	0.41	(h)	–	0.84		16.2
15.00 (e)	,(f)	662	0.41 (g)	,(h)	–	(0.04	) (g)	42.5	(g)

3.60	(e)	223,411	0.03 (g)	,(h)	–	4.17	(g)	37.0	(g)
22.63		215,561	0.04	(h)	–	1.25		34.2
0.51		131,082	0.05	(h)	–	1.25		15.2
1.49		87,981	0.09	(h)	–	1.87		24.5
9.75		39,465	0.13	(h)	–	0.22		16.2
15.20	(e)	13	0.13 (g)	,(h)	–	0.25	(g)	42.5	(g)

3.10	(e)	1,817	0.89 (g)	,(h)	–	3.09	(g)	37.0	(g)
21.59		1,705	0.89	(h)	–	0.41		34.2
(0.32)		1,099	0.91	(h)	–	0.20		15.2
0.67		533	0.94	(h)	–	0.85		24.5
8.83		193	0.96	(h)	–	(0.43)		16.2
14.50	(e)	11	0.96 (g)	,(h)	–	(0.59	) (g)	42.5	(g)

3.21	(e)	2,044	0.76 (g)	,(h)	–	3.03	(g)	37.0	(g)
21.66		1,703	0.76	(h)	–	0.52		34.2
(0.14)		947	0.78	(h)	–	0.53		15.2
0.77		699	0.81	(h)	–	1.19		24.5
9.00		254	0.83	(h)	–	(0.33)		16.2
14.60	(e)	11	0.83 (g)	,(h)	–	(0.46	) (g)	42.5	(g)

3.28	(e)	9,513	0.58 (g)	,(h)	–	3.65	(g)	37.0	(g)
21.88		9,160	0.58	(h)	–	0.69		34.2
0.07		5,126	0.60	(h)	–	0.78		15.2
0.95		3,746	0.63	(h)	–	1.45		24.5
9.14		2,073	0.65	(h)	–	(0.17)		16.2
15.00	(e)	69	0.65 (g)	,(h)	–	(0.26	) (g)	42.5	(g)

3.33	(e)	8,133	0.39 (g)	,(h)	–	3.47	(g)	37.0	(g)
22.23		7,153	0.39	(h)	–	0.95		34.2
0.25		4,573	0.41	(h)	–	1.08		15.2
1.15		3,335	0.44	(h)	–	1.79		24.5
9.33		1,670	0.46	(h)	–	(0.07)		16.2
14.90	(e)	11	0.46 (g)	,(h)	–	(0.10	) (g)	42.5	(g)

3.43	(e)	13,704	0.27 (g)	,(h)	–	3.56	(g)	37.0	(g)
22.33		10,987	0.27	(h)	–	1.14		34.2
0.31		7,534	0.29	(h)	–	1.11		15.2
1.25		6,627	0.32	(h)	–	1.69		24.5
9.50		2,756	0.34	(h)	–	0.03		16.2
15.00	(e)	12	0.34 (g)	,(h)	–	0.02	(g)	42.5	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from March 1, 2013, date operations commenced, through October 31, 2013.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2018	(b)	$10.45	$0.01	$0.35	$0.36	($0.20)	$–	($0.20)	$10.61
2017	(f)	10.00	–	0.45	0.45	–	–	–	10.45
R-1 shares
2018	(b)	10.43	0.07	0.26	0.33	(0.20)	–	(0.20)	10.56
2017	(f)	10.00	(0.01)	0.44	0.43	–	–	–	10.43
R-2 shares
2018	(b)	10.44	0.12	0.19	0.31	(0.20)	–	(0.20)	10.55
2017	(f)	10.00	(0.01)	0.45	0.44	–	–	–	10.44
R-3 shares
2018	(b)	10.44	(0.01)	0.35	0.34	(0.20)	–	(0.20)	10.58
2017	(f)	10.00	–	0.44	0.44	–	–	–	10.44
R-4 shares
2018	(b)	10.44	0.04	0.31	0.35	(0.20)	–	(0.20)	10.59
2017	(f)	10.00	–	0.44	0.44	–	–	–	10.44
R-5 shares
2018	(b)	10.44	0.01	0.35	0.36	(0.20)	–	(0.20)	10.60
2017	(f)	10.00	–	0.44	0.44	–	–	–	10.44
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2018	(g)	10.79	0.01	–	0.01	–	–	–	10.80
Institutional shares
2018	(b)	10.96	0.22	(0.12)	0.10	(0.22)	(0.04)	(0.26)	10.80
2017		10.06	0.16	0.94	1.10	(0.17)	(0.03)	(0.20)	10.96
2016		9.86	0.16	0.19	0.35	(0.15)	–	(0.15)	10.06
2015		10.14	0.05	0.13	0.18	(0.46)	–	(0.46)	9.86
2014	(i)	10.00	–	0.14	0.14	–	–	–	10.14
R-6 shares
2018	(b)	10.98	0.10	–	0.10	(0.22)	(0.04)	(0.26)	10.82
2017		10.06	0.06	1.06	1.12	(0.17)	(0.03)	(0.20)	10.98
2016		9.86	0.19	0.16	0.35	(0.15)	–	(0.15)	10.06
2015	(j)	9.51	0.01	0.34	0.35	–	–	–	9.86

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(l)		Net Assets(k)		Assets		Turnover Rate

3.43	%(c)	$3,549	0.10%(d),(e)		–		0.20	%(d)	416.7	%(d)
4.50	(c)	10	0.10 (d)	,(e)	–		0.24	(d)	0.0	(d)

3.15	(c)	101	0.93 (d)	,(e)	–		1.39	(d)	416.7	(d)
4.30	(c)	10	0.93 (d)	,(e)	–		(0.59	) (d)	0.0	(d)

2.95	(c)	22	0.80 (d)	,(e)	–		2.27	(d)	416.7	(d)
4.40	(c)	10	0.80 (d)	,(e)	–		(0.46	) (d)	0.0	(d)

3.24	(c)	1,108	0.62 (d)	,(e)	–		(0.18	) (d)	416.7	(d)
4.40	(c)	10	0.62 (d)	,(e)	–		(0.28	) (d)	0.0	(d)

3.34	(c)	89	0.43 (d)	,(e)	–		0.84	(d)	416.7	(d)
4.40	(c)	10	0.43 (d)	,(e)	–		(0.09	) (d)	0.0	(d)

3.44	(c)	922	0.31 (d)	,(e)	–		0.12	(d)	416.7	(d)
4.40	(c)	10	0.31 (d)	,(e)	–		0.03	(d)	0.0	(d)

0.09 (c)	,(h)	719	0.30	(d)	16.58	(d)	0.61	(d)	33.3	(d)

0.84	(c)	30,566	0.05 (d)	,(e)	–		4.04	(d)	33.3	(d)
11.12		31,809	0.05	(e)	–		1.50		49.3
3.67		12,207	0.05	(e)	–		1.62		27.7
1.79		7,686	0.06	(e)	–		0.53		20.9
1.40	(c)	10	0.06 (d)	,(e)	–		0.36	(d)	0.0	(d)

0.84	(c)	13,688	0.02 (d)	,(e)	–		1.87	(d)	33.3	(d)
11.32		1,925	0.02	(e)	–		0.60		49.3
3.67		11	0.02	(e)	–		1.92		27.7
3.68	(c)	10	0.03 (d)	,(e)	–		0.56	(d)	20.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 6, 2017, date operations commenced, through October 31, 2017.
(g)	Period from March 1, 2018, date operations commenced, through April 30, 2018.
(h)	Total return is calculated without the contingent deferred sales charge.
(i)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(j)	Period from August 24, 2015, date operations commenced, through October 31, 2015.
(k)	Excludes expense reimbursement from Manager and/or Distributor.
(l)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2018	(b)	$11.04	$–	$0.01	$0.01	$–	$–	$–	$11.05
Institutional shares
2018	(f)	11.21	0.24	(0.11)	0.13	(0.23)	(0.05)	(0.28)	11.06
2017		10.11	0.16	1.15	1.31	(0.18)	(0.03)	(0.21)	11.21
2016		9.93	0.15	0.19	0.34	(0.16)	–	(0.16)	10.11
2015		10.18	0.04	0.18	0.22	(0.47)	–	(0.47)	9.93
2014	(h)	10.00	–	0.18	0.18	–	–	–	10.18
R-6 shares
2018	(f)	11.22	0.10	0.04	0.14	(0.24)	(0.05)	(0.29)	11.07
2017		10.11	0.05	1.27	1.32	(0.18)	(0.03)	(0.21)	11.22
2016		9.92	0.19	0.16	0.35	(0.16)	–	(0.16)	10.11
2015	(i)	9.48	0.01	0.43	0.44	–	–	–	9.92
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2018	(b)	11.33	–	0.02	0.02	–	–	–	11.35
Institutional shares
2018	(f)	11.44	0.24	(0.06)	0.18	(0.24)	(0.03)	(0.27)	11.35
2017		10.12	0.12	1.40	1.52	(0.18)	(0.02)	(0.20)	11.44
2016		9.97	0.10	0.23	0.33	(0.17)	(0.01)	(0.18)	10.12
2015		10.20	0.03	0.22	0.25	(0.48)	–	(0.48)	9.97
2014	(h)	10.00	–	0.20	0.20	–	–	–	10.20
R-6 shares
2018	(f)	11.45	0.14	0.04	0.18	(0.24)	(0.03)	(0.27)	11.36
2017		10.13	0.04	1.48	1.52	(0.18)	(0.02)	(0.20)	11.45
2016		9.97	0.18	0.16	0.34	(0.17)	(0.01)	(0.18)	10.13
2015	(i)	9.46	0.01	0.50	0.51	–	–	–	9.97
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2018	(b)	11.53	–	0.01	0.01	–	–	–	11.54
Institutional shares
2018	(f)	11.62	0.26	(0.04)	0.22	(0.24)	(0.05)	(0.29)	11.55
2017		10.16	0.15	1.54	1.69	(0.19)	(0.04)	(0.23)	11.62
2016		9.99	0.14	0.19	0.33	(0.16)	–	(0.16)	10.16
2015		10.21	0.02	0.24	0.26	(0.48)	–	(0.48)	9.99
2014	(h)	10.00	–	0.21	0.21	–	–	–	10.21
R-6 shares
2018	(f)	11.62	0.12	0.09	0.21	(0.24)	(0.05)	(0.29)	11.54
2017		10.16	0.03	1.66	1.69	(0.19)	(0.04)	(0.23)	11.62
2016		9.99	0.18	0.15	0.33	(0.16)	–	(0.16)	10.16
2015	(i)	9.43	–	0.56	0.56	–	–	–	9.99

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(k)		Net Assets(j)		Assets		Turnover Rate

0.09%(c),(d)		$917	0.30	%(e)	18.94	%(e)	0.25	%(e)	28.1	%(e)

1.15	(c)	100,041	0.05 (e)	,(g)	–		4.34	(e)	28.1	(e)
13.24		113,534	0.05	(g)	–		1.49		20.6
3.48		43,541	0.05	(g)	–		1.51		14.7
2.18		23,438	0.06	(g)	–		0.40		40.7
1.80	(c)	10	0.06 (e)	,(g)	–		0.31	(e)	0.0	(e)

1.17	(c)	35,210	0.02 (e)	,(g)	–		1.81	(e)	28.1	(e)
13.34		7,123	0.02	(g)	–		0.46		20.6
3.58		11	0.02	(g)	–		1.90		14.7
4.64	(c)	10	0.03 (e)	,(g)	–		0.45	(e)	40.7	(e)

0.18 (c)	,(d)	2,734	0.30	(e)	3.49	(e)	0.17	(e)	20.7	(e)

1.52	(c)	74,404	0.05 (e)	,(g)	–		4.28	(e)	20.7	(e)
15.19		77,660	0.05	(g)	–		1.10		18.3
3.32		12,863	0.05	(g)	–		0.98		25.5
2.51		2,706	0.06	(g)	–		0.33		89.0
2.00	(c)	10	0.06 (e)	,(g)	–		0.24	(e)	0.0	(e)

1.53	(c)	30,149	0.02 (e)	,(g)	–		2.43	(e)	20.7	(e)
15.17		11,946	0.02	(g)	–		0.33		18.3
3.42		11	0.02	(g)	–		1.86		25.5
5.39	(c)	11	0.03 (e)	,(g)	–		0.32	(e)	89.0	(e)

0.09 (c)	,(d)	1,458	0.30	(e)	7.30	(e)	0.05	(e)	31.7	(e)

1.91	(c)	96,156	0.04 (e)	,(g)	–		4.43	(e)	31.7	(e)
16.98		105,598	0.05	(g)	–		1.38		20.5
3.41		45,779	0.05	(g)	–		1.42		12.1
2.57		25,108	0.06	(g)	–		0.21		27.3
2.10	(c)	10	0.06 (e)	,(g)	–		0.21	(e)	0.0	(e)

1.84	(c)	51,031	0.02 (e)	,(g)	–		2.02	(e)	31.7	(e)
16.98		11,772	0.02	(g)	–		0.24		20.5
3.41		11	0.02	(g)	–		1.79		12.1
5.94	(c)	11	0.03 (e)	,(g)	–		0.23	(e)	27.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2018, date operations commenced, through April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Six months ended April 30, 2018.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(i)	Period from August 24, 2015, date operations commenced, through October 31, 2015.
(j)	Excludes expense reimbursement from Manager and/or Distributor.
(k)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2018	(b)	$11.78	$–	$0.01	$0.01	$–	$–	$–	$11.79
Institutional shares
2018	(f)	11.83	0.25	(0.01)	0.24	(0.23)	(0.04)	(0.27)	11.80
2017		10.18	0.12	1.74	1.86	(0.18)	(0.03)	(0.21)	11.83
2016		10.02	0.10	0.22	0.32	(0.16)	–	(0.16)	10.18
2015		10.22	0.01	0.26	0.27	(0.47)	–	(0.47)	10.02
2014	(h)	10.00	–	0.22	0.22	–	–	–	10.22
R-6 shares
2018	(f)	11.84	0.15	0.09	0.24	(0.23)	(0.04)	(0.27)	11.81
2017		10.18	0.02	1.85	1.87	(0.18)	(0.03)	(0.21)	11.84
2016		10.02	0.17	0.15	0.32	(0.16)	–	(0.16)	10.18
2015	(i)	9.41	–	0.61	0.61	–	–	–	10.02
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2018	(b)	11.91	–	0.01	0.01	–	–	–	11.92
Institutional shares
2018	(f)	11.94	0.25	0.02	0.27	(0.23)	(0.05)	(0.28)	11.93
2017		10.20	0.14	1.84	1.98	(0.18)	(0.06)	(0.24)	11.94
2016		10.04	0.13	0.19	0.32	(0.16)	–	(0.16)	10.20
2015		10.23	0.02	0.26	0.28	(0.47)	–	(0.47)	10.04
2014	(h)	10.00	–	0.23	0.23	–	–	–	10.23
R-6 shares
2018	(f)	11.96	0.17	0.10	0.27	(0.23)	(0.05)	(0.28)	11.95
2017		10.20	0.02	1.98	2.00	(0.18)	(0.06)	(0.24)	11.96
2016		10.04	0.17	0.15	0.32	(0.16)	–	(0.16)	10.20
2015	(i)	9.39	–	0.65	0.65	–	–	–	10.04
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2018	(b)	12.05	–	0.02	0.02	–	–	–	12.07
Institutional shares
2018	(f)	12.05	0.25	0.05	0.30	(0.23)	(0.04)	(0.27)	12.08
2017		10.18	0.10	1.98	2.08	(0.18)	(0.03)	(0.21)	12.05
2016		10.03	0.11	0.20	0.31	(0.16)	–	(0.16)	10.18
2015		10.23	0.02	0.25	0.27	(0.47)	–	(0.47)	10.03
2014	(h)	10.00	–	0.23	0.23	–	–	–	10.23
R-6 shares
2018	(f)	12.06	0.15	0.15	0.30	(0.23)	(0.04)	(0.27)	12.09
2017		10.18	0.01	2.08	2.09	(0.18)	(0.03)	(0.21)	12.06
2016		10.03	0.17	0.14	0.31	(0.16)	–	(0.16)	10.18
2015	(i)	9.34	–	0.69	0.69	–	–	–	10.03

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(k)		Net Assets(j)		Assets		Turnover Rate

0.08%(c),(d)		$807	0.30	%(e)	11.19	%(e)	0.09	%(e)	20.0	%(e)

2.06	(c)	55,359	0.05 (e)	,(g)	–		4.21	(e)	20.0	(e)
18.52		56,993	0.05	(g)	–		1.05		21.7
3.29		9,871	0.05	(g)	–		1.04		24.6
2.74		3,215	0.06	(g)	–		0.14		18.9
2.20	(c)	10	0.06 (e)	,(g)	–		0.20	(e)	0.0	(e)

2.06	(c)	27,699	0.02 (e)	,(g)	–		2.57	(e)	20.0	(e)
18.62		12,166	0.02	(g)	–		0.17		21.7
3.29		11	0.02	(g)	–		1.71		24.6
6.48	(c)	11	0.03 (e)	,(g)	–		0.11	(e)	18.9	(e)

0.08 (c)	,(d)	1,094	0.30	(e)	6.90	(e)	0.04	(e)	21.7	(e)

2.28	(c)	66,514	0.05 (e)	,(g)	–		4.19	(e)	21.7	(e)
19.80		66,565	0.05	(g)	–		1.22		21.0
3.27		23,771	0.05	(g)	–		1.36		13.0
2.83		13,492	0.06	(g)	–		0.17		36.5
2.30	(c)	10	0.06 (e)	,(g)	–		0.16	(e)	0.0	(e)

2.28	(c)	34,814	0.02 (e)	,(g)	–		2.79	(e)	21.7	(e)
19.99		15,856	0.02	(g)	–		0.15		21.0
3.27		11	0.02	(g)	–		1.70		13.0
6.92	(c)	11	0.03 (e)	,(g)	–		0.11	(e)	36.5	(e)

0.17 (c)	,(d)	395	0.30	(e)	30.32	(e)	(0.08	) (e)	18.9	(e)

2.49	(c)	36,857	0.05 (e)	,(g)	–		4.09	(e)	18.9	(e)
20.74		37,570	0.05	(g)	–		0.89		19.8
3.18		6,226	0.05	(g)	–		1.10		11.4
2.70		1,895	0.06	(g)	–		0.19		19.3
2.30	(c)	10	0.06 (e)	,(g)	–		0.10	(e)	0.0	(e)

2.49	(c)	14,958	0.02 (e)	,(g)	–		2.46	(e)	18.9	(e)
20.84		5,895	0.02	(g)	–		0.11		19.8
3.18		11	0.02	(g)	–		1.73		11.4
7.39	(c)	10	0.03 (e)	,(g)	–		0.12	(e)	19.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2018, date operations commenced, through April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Six months ended April 30, 2018.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(i)	Period from August 24, 2015, date operations commenced, through October 31, 2015.
(j)	Excludes expense reimbursement from Manager and/or Distributor.
(k)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2018	(b)	$12.12	$–	$0.04	$0.04	$–	$–	$–	$12.16
Institutional shares
2018	(f)	12.12	0.24	0.08	0.32	(0.23)	(0.06)	(0.29)	12.15
2017		10.21	0.13	2.04	2.17	(0.19)	(0.07)	(0.26)	12.12
2016		10.06	0.14	0.17	0.31	(0.16)	–	(0.16)	10.21
2015		10.24	0.02	0.27	0.29	(0.47)	–	(0.47)	10.06
2014	(h)	10.00	–	0.24	0.24	–	–	–	10.24
R-6 shares
2018	(f)	12.12	0.13	0.19	0.32	(0.23)	(0.06)	(0.29)	12.15
2017		10.21	0.01	2.16	2.17	(0.19)	(0.07)	(0.26)	12.12
2016		10.06	0.17	0.14	0.31	(0.16)	–	(0.16)	10.21
2015	(i)	9.34	–	0.72	0.72	–	–	–	10.06
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2018	(b)	12.27	–	0.03	0.03	–	–	–	12.30
Institutional shares
2018	(f)	12.23	0.24	0.10	0.34	(0.23)	(0.04)	(0.27)	12.30
2017		10.22	0.09	2.12	2.21	(0.18)	(0.02)	(0.20)	12.23
2016		10.06	0.08	0.24	0.32	(0.16)	–	(0.16)	10.22
2015		10.24	0.06	0.23	0.29	(0.47)	–	(0.47)	10.06
2014	(h)	10.00	–	0.24	0.24	–	–	–	10.24
R-6 shares
2018	(f)	12.24	0.11	0.23	0.34	(0.23)	(0.04)	(0.27)	12.31
2017		10.23	0.02	2.19	2.21	(0.18)	(0.02)	(0.20)	12.24
2016		10.06	0.17	0.16	0.33	(0.16)	–	(0.16)	10.23
2015	(i)	9.33	–	0.73	0.73	–	–	–	10.06

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(k)		Net Assets(j)		Assets		Turnover Rate

0.33%(c),(d)		$512	0.30	%(e)	13.45	%(e)	(0.07	)%(e)	16.1	%(e)

2.66	(c)	37,214	0.05 (e)	,(g)	–		3.93	(e)	16.1	(e)
21.60		35,207	0.05	(g)	–		1.17		18.3
3.16		12,592	0.05	(g)	–		1.40		12.2
2.90		7,536	0.06	(g)	–		0.23		9.6
2.40	(c)	10	0.06 (e)	,(g)	–		0.08	(e)	0.0	(e)

2.66	(c)	11,029	0.02 (e)	,(g)	–		2.19	(e)	16.1	(e)
21.60		3,207	0.02	(g)	–		0.12		18.3
3.16		11	0.02	(g)	–		1.71		12.2
7.71	(c)	11	0.03 (e)	,(g)	–		0.12	(e)	9.6	(e)

0.24 (c)	,(d)	125	0.30	(e)	44.85	(e)	(0.13	) (e)	21.9	(e)

2.79	(c)	11,494	0.05 (e)	,(g)	–		3.91	(e)	21.9	(e)
22.04		10,715	0.05	(g)	–		0.83		19.3
3.25		1,903	0.05	(g)	–		0.81		20.1
2.88		352	0.06	(g)	–		0.64		49.9
2.40	(c)	10	0.06 (e)	,(g)	–		0.06	(e)	0.0	(e)

2.79	(c)	2,504	0.02 (e)	,(g)	–		1.85	(e)	21.9	(e)
22.02		686	0.02	(g)	–		0.18		19.3
3.35		11	0.02	(g)	–		1.73		20.1
7.82	(c)	11	0.03 (e)	,(g)	–		0.12	(e)	49.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2018, date operations commenced, through April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Six months ended April 30, 2018.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(i)	Period from August 24, 2015, date operations commenced, through October 31, 2015.
(j)	Excludes expense reimbursement from Manager and/or Distributor.
(k)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2018	(b)	$12.28	$–	$0.03	$0.03	$–	$–	$–	$12.31
Institutional shares
2018	(f)	12.26	0.24	0.11	0.35	(0.23)	(0.06)	(0.29)	12.32
2017		10.22	0.10	2.16	2.26	(0.18)	(0.04)	(0.22)	12.26
2016		10.06	0.08	0.24	0.32	(0.16)	–	(0.16)	10.22
2015		10.24	0.41	(0.12)	0.29	(0.47)	–	(0.47)	10.06
2014	(h)	10.00	–	0.24	0.24	–	–	–	10.24
R-6 shares
2018	(f)	12.28	0.05	0.30	0.35	(0.23)	(0.06)	(0.29)	12.34
2017		10.23	0.08	2.19	2.27	(0.18)	(0.04)	(0.22)	12.28
2016		10.06	0.17	0.16	0.33	(0.16)	–	(0.16)	10.23
2015	(i)	9.33	–	0.73	0.73	–	–	–	10.06
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2018	(b)	10.52	–	0.03	0.03	–	–	–	10.55
Institutional shares
2018	(f)	10.44	0.09	0.23	0.32	(0.20)	–	(0.20)	10.56
2017	(j)	10.00	–	0.44	0.44	–	–	–	10.44
R-6 shares
2018	(f)	10.44	0.01	0.31	0.32	(0.20)	–	(0.20)	10.56
2017	(j)	10.00	–	0.44	0.44	–	–	–	10.44
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2018	(b)	10.26	0.03	(0.03)	–	–	–	–	10.26
Institutional shares
2018	(f)	10.51	0.23	(0.23)	–	(0.24)	(0.01)	(0.25)	10.26
2017		10.04	0.17	0.44	0.61	(0.13)	(0.01)	(0.14)	10.51
2016		9.82	0.16	0.20	0.36	(0.14)	–	(0.14)	10.04
2015		10.10	0.12	0.03	0.15	(0.43)	–	(0.43)	9.82
2014	(h)	10.00	–	0.10	0.10	–	–	–	10.10
R-6 shares
2018	(f)	10.52	0.12	(0.12)	–	(0.24)	(0.01)	(0.25)	10.27
2017		10.05	0.09	0.52	0.61	(0.13)	(0.01)	(0.14)	10.52
2016		9.82	0.20	0.17	0.37	(0.14)	–	(0.14)	10.05
2015	(i)	9.66	0.02	0.14	0.16	–	–	–	9.82

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(l)		Net Assets(k)		Assets		Turnover Rate

0.24%(c),(d)		$42	0.30	%(e)	108.89	%(e)	(0.10	)%(e)	35.1	%(e)

2.87	(c)	2,335	0.05 (e)	,(g)	–		3.90	(e)	35.1	(e)
22.59		1,834	0.05	(g)	–		0.86		50.3
3.27		440	0.05	(g)	–		0.84		21.8
2.88		129	0.06	(g)	–		4.06		70.5
2.40	(c)	10	0.06 (e)	,(g)	–		0.06	(e)	0.0	(e)

2.86	(c)	1,024	0.02 (e)	,(g)	–		0.85	(e)	35.1	(e)
22.67		56	0.02	(g)	–		0.69		50.3
3.37		11	0.02	(g)	–		1.73		21.8
7.82	(c)	11	0.03 (e)	,(g)	–		0.12	(e)	70.5	(e)

0.29 (c)	,(d)	226	0.30	(e)	18.28	(e)	(0.06	) (e)	68.7	(e)

3.04	(c)	38	0.05 (e)	,(g)	–		1.74	(e)	68.7	(e)
4.40	(c)	10	0.05 (e)	,(g)	–		0.09	(e)	0.0	(e)

3.04	(c)	4,077	0.02 (e)	,(g)	–		0.27	(e)	68.7	(e)
4.40	(c)	10	0.02 (e)	,(g)	–		0.13	(e)	0.0	(e)

0.00 (c)	,(d)	234	0.30	(e)	84.94	(e)	1.59	(e)	61.7	(e)

0.00	(c)	16,418	0.05 (e)	,(g)	–		4.42	(e)	61.7	(e)
6.15		21,814	0.05	(g)	–		1.70		40.7
3.79		8,773	0.05	(g)	–		1.58		25.5
1.54		2,804	0.06	(g)	–		1.18		116.2
1.00	(c)	10	0.06 (e)	,(g)	–		0.50	(e)	0.0	(e)

0.00	(c)	9,221	0.02 (e)	,(g)	–		2.28	(e)	61.7	(e)
6.15		2,255	0.02	(g)	–		0.86		40.7
3.90		11	0.02	(g)	–		2.03		25.5
1.66	(c)	10	0.03 (e)	,(g)	–		0.85	(e)	116.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2018, date operations commenced, through April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Six months ended April 30, 2018.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(i)	Period from August 24, 2015, date operations commenced, through October 31, 2015.
(j)	Period from September 6, 2017, date operations commenced, through October 31, 2017.
(k)	Excludes expense reimbursement from Manager and/or Distributor.
(l)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2018	(d)	$12.73	$0.22	($0.21)	$0.01	($0.33)	($0.23)	($0.56)	$12.18
2017		12.15	0.24	0.61	0.85	(0.22)	(0.05)	(0.27)	12.73
2016		11.96	0.21	0.19	0.40	(0.21)	–	(0.21)	12.15
2015		12.17	0.22	(0.21)	0.01	(0.22)	–	(0.22)	11.96
2014		11.81	0.23	0.35	0.58	(0.22)	–	(0.22)	12.17
2013		11.47	0.26	0.34	0.60	(0.26)	–	(0.26)	11.81
Institutional shares
2018	(d)	12.80	0.24	(0.22)	0.02	(0.35)	(0.23)	(0.58)	12.24
2017		12.22	0.27	0.61	0.88	(0.25)	(0.05)	(0.30)	12.80
2016		12.04	0.24	0.19	0.43	(0.25)	–	(0.25)	12.22
2015		12.25	0.27	(0.22)	0.05	(0.26)	–	(0.26)	12.04
2014		11.89	0.27	0.35	0.62	(0.26)	–	(0.26)	12.25
2013		11.55	0.30	0.34	0.64	(0.30)	–	(0.30)	11.89
R-1 shares
2018	(d)	12.77	0.18	(0.21)	(0.03)	(0.24)	(0.23)	(0.47)	12.27
2017		12.18	0.17	0.60	0.77	(0.13)	(0.05)	(0.18)	12.77
2016		11.97	0.14	0.19	0.33	(0.12)	–	(0.12)	12.18
2015		12.17	0.17	(0.23)	(0.06)	(0.14)	–	(0.14)	11.97
2014		11.81	0.17	0.34	0.51	(0.15)	–	(0.15)	12.17
2013		11.46	0.20	0.34	0.54	(0.19)	–	(0.19)	11.81
R-2 shares
2018	(d)	12.77	0.19	(0.21)	(0.02)	(0.25)	(0.23)	(0.48)	12.27
2017		12.18	0.18	0.61	0.79	(0.15)	(0.05)	(0.20)	12.77
2016		11.98	0.16	0.18	0.34	(0.14)	–	(0.14)	12.18
2015		12.18	0.18	(0.23)	(0.05)	(0.15)	–	(0.15)	11.98
2014		11.82	0.17	0.36	0.53	(0.17)	–	(0.17)	12.18
2013		11.47	0.22	0.34	0.56	(0.21)	–	(0.21)	11.82
R-3 shares
2018	(d)	12.66	0.20	(0.21)	(0.01)	(0.28)	(0.23)	(0.51)	12.14
2017		12.09	0.20	0.60	0.80	(0.18)	(0.05)	(0.23)	12.66
2016		11.90	0.18	0.18	0.36	(0.17)	–	(0.17)	12.09
2015		12.10	0.21	(0.23)	(0.02)	(0.18)	–	(0.18)	11.90
2014		11.75	0.20	0.34	0.54	(0.19)	–	(0.19)	12.10
2013		11.42	0.22	0.35	0.57	(0.24)	–	(0.24)	11.75
R-4 shares
2018	(d)	12.69	0.21	(0.21)	–	(0.30)	(0.23)	(0.53)	12.16
2017		12.12	0.23	0.60	0.83	(0.21)	(0.05)	(0.26)	12.69
2016		11.94	0.20	0.18	0.38	(0.20)	–	(0.20)	12.12
2015		12.14	0.24	(0.23)	0.01	(0.21)	–	(0.21)	11.94
2014		11.79	0.23	0.34	0.57	(0.22)	–	(0.22)	12.14
2013		11.44	0.25	0.35	0.60	(0.25)	–	(0.25)	11.79
R-5 shares
2018	(d)	12.77	0.22	(0.20)	0.02	(0.32)	(0.23)	(0.55)	12.24
2017		12.20	0.25	0.59	0.84	(0.22)	(0.05)	(0.27)	12.77
2016		12.01	0.22	0.18	0.40	(0.21)	–	(0.21)	12.20
2015		12.22	0.23	(0.21)	0.02	(0.23)	–	(0.23)	12.01
2014		11.86	0.23	0.36	0.59	(0.23)	–	(0.23)	12.22
2013		11.52	0.27	0.34	0.61	(0.27)	–	(0.27)	11.86

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

0.06%(e),(f)		$73,754	0.22%(g)		0.25%(g)	3.56%(g)		12.5	%(g)
7.17	(f)	78,254	0.20		0.23	1.97		18.6
3.42	(f)	80,677	0.26		0.29	1.80		18.2
0.08	(f)	81,357	0.36		0.39	1.84		36.8
5.02	(f)	77,956	0.37		0.41	1.88		26.8
5.30	(f)	73,093	0.37		0.57	2.22		14.6

0.18	(e)	333,290	0.02	(g)	–	3.84	(g)	12.5	(g)
7.37		409,643	0.00		–	2.21		18.6
3.63		491,823	0.04		–	2.02		18.2
0.40		505,216	0.05		–	2.23		36.8
5.33		573,524	0.04		–	2.21		26.8
5.64		543,521	0.04		–	2.57		14.6

(0.22	) (e)	3,557	0.89	(g)	–	2.83	(g)	12.5	(g)
6.38		3,589	0.87		–	1.35		18.6
2.83		4,187	0.91		–	1.20		18.2
(0.51)		5,467	0.92		–	1.43		36.8
4.40		7,563	0.92		–	1.46		26.8
4.79		9,473	0.91		–	1.77		14.6

(0.19	) (e)	4,289	0.76	(g)	–	3.00	(g)	12.5	(g)
6.59		4,452	0.74		–	1.49		18.6
2.90		6,161	0.78		–	1.30		18.2
(0.40)		7,320	0.79		–	1.46		36.8
4.54		9,709	0.79		–	1.46		26.8
4.93		9,572	0.78		–	1.93		14.6

(0.09	) (e)	20,272	0.58	(g)	–	3.24	(g)	12.5	(g)
6.74		23,715	0.56		–	1.63		18.6
3.11		26,646	0.60		–	1.48		18.2
(0.14)		29,146	0.61		–	1.71		36.8
4.68		35,215	0.61		–	1.68		26.8
5.04		38,997	0.60		–	1.95		14.6

0.00	(e)	9,654	0.39	(g)	–	3.46	(g)	12.5	(g)
6.95		11,087	0.37		–	1.87		18.6
3.23		15,566	0.41		–	1.69		18.2
0.07		16,252	0.42		–	1.98		36.8
4.89		21,059	0.42		–	1.93		26.8
5.33		22,865	0.41		–	2.18		14.6

0.13	(e)	21,523	0.27	(g)	–	3.60	(g)	12.5	(g)
7.00		25,675	0.25		–	2.02		18.6
3.43		40,472	0.29		–	1.82		18.2
0.15		45,434	0.30		–	1.92		36.8
5.08		48,096	0.30		–	1.93		26.8
5.39		45,658	0.29		–	2.34		14.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES FUND
Class J shares
2018	(c)	$22.99	$0.17	($0.54)	($0.37)	($0.23)	($0.46)	($0.69)	$21.93
2017		22.19	0.26	1.42	1.68	(0.28)	(0.60)	(0.88)	22.99
2016		22.65	0.28	0.84	1.12	(0.32)	(1.26)	(1.58)	22.19
2015		21.70	0.28	1.15	1.43	(0.26)	(0.22)	(0.48)	22.65
2014		21.18	0.19	3.54	3.73	(0.30)	(2.91)	(3.21)	21.70
2013		19.14	0.29	1.97	2.26	(0.22)	–	(0.22)	21.18
Institutional shares
2018	(c)	23.67	0.20	(0.55)	(0.35)	(0.26)	(0.46)	(0.72)	22.60
2017		22.83	0.32	1.45	1.77	(0.33)	(0.60)	(0.93)	23.67
2016		23.24	0.34	0.88	1.22	(0.37)	(1.26)	(1.63)	22.83
2015		22.26	0.35	1.19	1.54	(0.34)	(0.22)	(0.56)	23.24
2014		21.64	0.26	3.64	3.90	(0.37)	(2.91)	(3.28)	22.26
2013		19.54	0.39	2.02	2.41	(0.31)	–	(0.31)	21.64
R-1 shares
2018	(c)	23.36	0.11	(0.56)	(0.45)	(0.16)	(0.46)	(0.62)	22.29
2017		22.53	0.14	1.43	1.57	(0.14)	(0.60)	(0.74)	23.36
2016		22.98	0.14	0.86	1.00	(0.19)	(1.26)	(1.45)	22.53
2015		22.01	0.17	1.17	1.34	(0.15)	(0.22)	(0.37)	22.98
2014		21.43	0.10	3.60	3.70	(0.21)	(2.91)	(3.12)	22.01
2013		19.36	0.21	1.99	2.20	(0.13)	–	(0.13)	21.43
R-2 shares
2018	(c)	22.53	0.12	(0.53)	(0.41)	(0.18)	(0.46)	(0.64)	21.48
2017		21.78	0.16	1.38	1.54	(0.19)	(0.60)	(0.79)	22.53
2016		22.26	0.17	0.83	1.00	(0.22)	(1.26)	(1.48)	21.78
2015		21.34	0.19	1.14	1.33	(0.19)	(0.22)	(0.41)	22.26
2014		20.88	0.12	3.49	3.61	(0.24)	(2.91)	(3.15)	21.34
2013		18.87	0.23	1.94	2.17	(0.16)	–	(0.16)	20.88
R-3 shares
2018	(c)	23.08	0.15	(0.55)	(0.40)	(0.20)	(0.46)	(0.66)	22.02
2017		22.28	0.20	1.42	1.62	(0.22)	(0.60)	(0.82)	23.08
2016		22.73	0.22	0.85	1.07	(0.26)	(1.26)	(1.52)	22.28
2015		21.79	0.23	1.16	1.39	(0.23)	(0.22)	(0.45)	22.73
2014		21.25	0.16	3.56	3.72	(0.27)	(2.91)	(3.18)	21.79
2013		19.20	0.27	1.98	2.25	(0.20)	–	(0.20)	21.25
R-4 shares
2018	(c)	22.84	0.17	(0.55)	(0.38)	(0.22)	(0.46)	(0.68)	21.78
2017		22.06	0.24	1.40	1.64	(0.26)	(0.60)	(0.86)	22.84
2016		22.51	0.27	0.83	1.10	(0.29)	(1.26)	(1.55)	22.06
2015		21.58	0.27	1.15	1.42	(0.27)	(0.22)	(0.49)	22.51
2014		21.08	0.20	3.52	3.72	(0.31)	(2.91)	(3.22)	21.58
2013		19.05	0.30	1.97	2.27	(0.24)	–	(0.24)	21.08
R-5 shares
2018	(c)	22.89	0.18	(0.54)	(0.36)	(0.24)	(0.46)	(0.70)	21.83
2017		22.10	0.27	1.41	1.68	(0.29)	(0.60)	(0.89)	22.89
2016		22.56	0.28	0.85	1.13	(0.33)	(1.26)	(1.59)	22.10
2015		21.62	0.30	1.15	1.45	(0.29)	(0.22)	(0.51)	22.56
2014		21.11	0.22	3.53	3.75	(0.33)	(2.91)	(3.24)	21.62
2013		19.08	0.33	1.96	2.29	(0.26)	–	(0.26)	21.11
R-6 shares
2018	(c)	23.67	0.21	(0.55)	(0.34)	(0.27)	(0.46)	(0.73)	22.60
2017	(i)	22.20	0.31	2.09	2.40	(0.33)	(0.60)	(0.93)	23.67

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Ratio of Net
		Period (in	to Average Net		Expenses to Average	Investment Income to		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Average Net Assets		Turnover Rate

(1.66)%(d),(e)		$153,263	1.13	%(f)	1.16%(f)	1.57	%(f)	16.2	%(f)
7.76	(e)	171,525	1.10		1.13	1.17		24.3
5.14	(e)	190,646	1.13		1.16	1.22		24.8
6.66	(e)	179,043	1.20		1.23	1.24		26.2
21.39	(e)	182,382	1.27		1.31	0.95		11.1
11.85	(e)	143,710	1.29		1.49	1.41		42.1

(1.54	) (d)	1,779,394	0.89 (f)	,(g)	–	1.79	(f)	16.2	(f)
7.96		1,686,314	0.87	(g)	–	1.38		24.3
5.42	(h)	1,829,410	0.88		–	1.45		24.8
7.01	(h)	1,458,518	0.89		–	1.53		26.2
21.84		1,247,104	0.90		–	1.30		11.1
12.38		807,558	0.88		–	1.86		42.1

(1.98	) (d)	4,552	1.69	(f)	–	0.99	(f)	16.2	(f)
7.13		5,656	1.69		–	0.61		24.3
4.56		8,724	1.70		–	0.62		24.8
6.11		6,976	1.70		–	0.74		26.2
20.87		7,138	1.71		–	0.52		11.1
11.39		6,737	1.71		–	1.00		42.1

(1.86	) (d)	17,306	1.56	(f)	–	1.14	(f)	16.2	(f)
7.23		20,056	1.56		–	0.71		24.3
4.70		19,671	1.57		–	0.78		24.8
6.26		16,941	1.57		–	0.87		26.2
21.04		17,507	1.58		–	0.64		11.1
11.54		14,360	1.58		–	1.12		42.1

(1.79	) (d)	39,034	1.38	(f)	–	1.33	(f)	16.2	(f)
7.44		50,371	1.38		–	0.91		24.3
4.85	(h)	64,094	1.39		–	0.98		24.8
6.45	(h)	64,026	1.39		–	1.04		26.2
21.26		56,032	1.40		–	0.83		11.1
11.75		47,905	1.40		–	1.30		42.1

(1.71	) (d)	48,665	1.19	(f)	–	1.52	(f)	16.2	(f)
7.63		58,157	1.19		–	1.09		24.3
5.12		72,515	1.20		–	1.22		24.8
6.62		93,806	1.20		–	1.20		26.2
21.48		67,466	1.21		–	1.01		11.1
11.97		48,216	1.21		–	1.47		42.1

(1.64	) (d)	152,507	1.07	(f)	–	1.62	(f)	16.2	(f)
7.79		163,194	1.07		–	1.20		24.3
5.21		175,640	1.08		–	1.23		24.8
6.78		146,496	1.08		–	1.36		26.2
21.63		167,195	1.09		–	1.11		11.1
12.08		105,831	1.09		–	1.61		42.1

(1.50	) (d)	1,021,614	0.82 (f)	,(g)	–	1.86	(f)	16.2	(f)
11.01	(d)	1,215,600	0.82 (f)	,(g)	–	1.42	(f)	24.3	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM BALANCED PORTFOLIO
Class J shares
2018	(d)	$16.12	$0.26	$0.01	$0.27	($0.26)	($0.82)	($1.08)	$15.31
2017		14.62	0.25	1.80	2.05	(0.25)	(0.30)	(0.55)	16.12
2016		15.44	0.24	0.16	0.40	(0.24)	(0.98)	(1.22)	14.62
2015		15.96	0.31	(0.13)	0.18	(0.32)	(0.38)	(0.70)	15.44
2014		15.21	0.26	1.00	1.26	(0.26)	(0.25)	(0.51)	15.96
2013		13.36	0.25	1.87	2.12	(0.27)	–	(0.27)	15.21
Institutional shares
2018	(d)	16.39	0.29	(0.01)	0.28	(0.27)	(0.82)	(1.09)	15.58
2017		14.86	0.28	1.82	2.10	(0.27)	(0.30)	(0.57)	16.39
2016		15.66	0.27	0.17	0.44	(0.26)	(0.98)	(1.24)	14.86
2015		16.19	0.36	(0.14)	0.22	(0.37)	(0.38)	(0.75)	15.66
2014		15.42	0.30	1.03	1.33	(0.31)	(0.25)	(0.56)	16.19
2013		13.54	0.30	1.89	2.19	(0.31)	–	(0.31)	15.42
R-1 shares
2018	(d)	16.34	0.21	0.01	0.22	(0.20)	(0.82)	(1.02)	15.54
2017		14.82	0.13	1.83	1.96	(0.14)	(0.30)	(0.44)	16.34
2016		15.63	0.15	0.15	0.30	(0.13)	(0.98)	(1.11)	14.82
2015		16.15	0.23	(0.15)	0.08	(0.22)	(0.38)	(0.60)	15.63
2014		15.39	0.18	1.00	1.18	(0.17)	(0.25)	(0.42)	16.15
2013		13.51	0.19	1.88	2.07	(0.19)	–	(0.19)	15.39
R-2 shares
2018	(d)	16.30	0.22	–	0.22	(0.21)	(0.82)	(1.03)	15.49
2017		14.78	0.18	1.80	1.98	(0.16)	(0.30)	(0.46)	16.30
2016		15.59	0.15	0.17	0.32	(0.15)	(0.98)	(1.13)	14.78
2015		16.11	0.26	(0.16)	0.10	(0.24)	(0.38)	(0.62)	15.59
2014		15.34	0.20	1.01	1.21	(0.19)	(0.25)	(0.44)	16.11
2013		13.48	0.20	1.87	2.07	(0.21)	–	(0.21)	15.34
R-3 shares
2018	(d)	16.34	0.24	(0.01)	0.23	(0.22)	(0.82)	(1.04)	15.53
2017		14.80	0.19	1.83	2.02	(0.18)	(0.30)	(0.48)	16.34
2016		15.61	0.18	0.17	0.35	(0.18)	(0.98)	(1.16)	14.80
2015		16.14	0.26	(0.13)	0.13	(0.28)	(0.38)	(0.66)	15.61
2014		15.37	0.22	1.02	1.24	(0.22)	(0.25)	(0.47)	16.14
2013		13.50	0.21	1.89	2.10	(0.23)	–	(0.23)	15.37
R-4 shares
2018	(d)	16.36	0.25	0.01	0.26	(0.24)	(0.82)	(1.06)	15.56
2017		14.84	0.22	1.82	2.04	(0.22)	(0.30)	(0.52)	16.36
2016		15.64	0.22	0.17	0.39	(0.21)	(0.98)	(1.19)	14.84
2015		16.17	0.33	(0.18)	0.15	(0.30)	(0.38)	(0.68)	15.64
2014		15.40	0.26	1.01	1.27	(0.25)	(0.25)	(0.50)	16.17
2013		13.52	0.24	1.90	2.14	(0.26)	–	(0.26)	15.40
R-5 shares
2018	(d)	16.36	0.27	–	0.27	(0.25)	(0.82)	(1.07)	15.56
2017		14.84	0.26	1.80	2.06	(0.24)	(0.30)	(0.54)	16.36
2016		15.65	0.23	0.17	0.40	(0.23)	(0.98)	(1.21)	14.84
2015		16.17	0.33	(0.14)	0.19	(0.33)	(0.38)	(0.71)	15.65
2014		15.40	0.25	1.04	1.29	(0.27)	(0.25)	(0.52)	16.17
2013		13.52	0.26	1.89	2.15	(0.27)	–	(0.27)	15.40

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

1.64%(e),(f)		$1,089,555	0.43%(g)		0.46%(g)	3.41%(g)		44.9	%(g)
14.41	(f)	1,104,582	0.44		0.47	1.63		17.6
2.92	(f)	1,008,439	0.50		0.53	1.64		17.1
1.20	(f)	994,998	0.57		0.60	1.98		27.6
8.50	(f)	981,860	0.61		0.65	1.66		3.3
16.07	(f)	864,184	0.63		0.83	1.78		16.9

1.68	(e)	763,370	0.28 (g)	,(h)	–	3.61	(g)	44.9	(g)
14.56		791,221	0.28	(h)	–	1.81		17.6
3.19		763,306	0.31		–	1.84		17.1
1.39		782,696	0.31		–	2.25		27.6
8.83		787,845	0.31		–	1.91		3.3
16.42		719,100	0.33		0.33	2.11		16.9

1.30	(e)	3,141	1.15 (g)	,(h)	–	2.68	(g)	44.9	(g)
13.57		3,643	1.16		–	0.87		17.6
2.23		2,795	1.19		–	1.01		17.1
0.54		3,689	1.19		–	1.45		27.6
7.86		4,602	1.19		–	1.15		3.3
15.45		4,303	1.20		–	1.29		16.9

1.32	(e)	3,890	1.02 (g)	,(h)	–	2.80	(g)	44.9	(g)
13.73		3,691	1.03		–	1.17		17.6
2.37		4,805	1.06		–	1.06		17.1
0.64		5,570	1.06		–	1.65		27.6
8.07		9,335	1.06		–	1.28		3.3
15.51		9,478	1.07		–	1.36		16.9

1.40	(e)	29,564	0.84 (g)	,(h)	–	3.04	(g)	44.9	(g)
13.95		33,162	0.85		–	1.24		17.6
2.57		72,364	0.88		–	1.25		17.1
0.83		68,091	0.88		–	1.66		27.6
8.25		61,467	0.88		–	1.42		3.3
15.77		64,428	0.89		–	1.46		16.9

1.56	(e)	30,008	0.65 (g)	,(h)	–	3.15	(g)	44.9	(g)
14.08		32,954	0.66		–	1.43		17.6
2.80		31,676	0.69		–	1.53		17.1
0.99		40,322	0.69		–	2.08		27.6
8.44		56,036	0.69		–	1.63		3.3
16.03		48,779	0.70		–	1.66		16.9

1.62	(e)	51,466	0.53 (g)	,(h)	–	3.42	(g)	44.9	(g)
14.24		58,131	0.54		–	1.71		17.6
2.87		68,810	0.57		–	1.57		17.1
1.20		76,846	0.57		–	2.05		27.6
8.57		115,255	0.57		–	1.61		3.3
16.16		86,523	0.58		–	1.83		16.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2018	(d)	$12.37	$0.21	($0.10)	$0.11	($0.21)	($0.32)	($0.53)	$11.95
2017		11.56	0.25	0.94	1.19	(0.26)	(0.12)	(0.38)	12.37
2016		11.91	0.25	0.11	0.36	(0.24)	(0.47)	(0.71)	11.56
2015		12.27	0.27	(0.15)	0.12	(0.28)	(0.20)	(0.48)	11.91
2014		11.92	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.27
2013		11.10	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.92
Institutional shares
2018	(d)	12.41	0.22	(0.11)	0.11	(0.21)	(0.32)	(0.53)	11.99
2017		11.59	0.28	0.94	1.22	(0.28)	(0.12)	(0.40)	12.41
2016		11.94	0.27	0.11	0.38	(0.26)	(0.47)	(0.73)	11.59
2015		12.31	0.30	(0.16)	0.14	(0.31)	(0.20)	(0.51)	11.94
2014		11.96	0.29	0.57	0.86	(0.28)	(0.23)	(0.51)	12.31
2013		11.13	0.28	0.90	1.18	(0.29)	(0.06)	(0.35)	11.96
R-1 shares
2018	(d)	12.36	0.17	(0.11)	0.06	(0.16)	(0.32)	(0.48)	11.94
2017		11.55	0.16	0.95	1.11	(0.18)	(0.12)	(0.30)	12.36
2016		11.90	0.18	0.10	0.28	(0.16)	(0.47)	(0.63)	11.55
2015		12.27	0.19	(0.15)	0.04	(0.21)	(0.20)	(0.41)	11.90
2014		11.91	0.21	0.55	0.76	(0.17)	(0.23)	(0.40)	12.27
2013		11.10	0.18	0.88	1.06	(0.19)	(0.06)	(0.25)	11.91
R-2 shares
2018	(d)	12.45	0.18	(0.11)	0.07	(0.17)	(0.32)	(0.49)	12.03
2017		11.63	0.20	0.92	1.12	(0.18)	(0.12)	(0.30)	12.45
2016		11.97	0.19	0.12	0.31	(0.18)	(0.47)	(0.65)	11.63
2015		12.33	0.22	(0.17)	0.05	(0.21)	(0.20)	(0.41)	11.97
2014		11.97	0.20	0.58	0.78	(0.19)	(0.23)	(0.42)	12.33
2013		11.15	0.19	0.90	1.09	(0.21)	(0.06)	(0.27)	11.97
R-3 shares
2018	(d)	12.38	0.19	(0.11)	0.08	(0.18)	(0.32)	(0.50)	11.96
2017		11.57	0.21	0.93	1.14	(0.21)	(0.12)	(0.33)	12.38
2016		11.92	0.21	0.11	0.32	(0.20)	(0.47)	(0.67)	11.57
2015		12.29	0.24	(0.17)	0.07	(0.24)	(0.20)	(0.44)	11.92
2014		11.93	0.22	0.58	0.80	(0.21)	(0.23)	(0.44)	12.29
2013		11.12	0.23	0.87	1.10	(0.23)	(0.06)	(0.29)	11.93
R-4 shares
2018	(d)	12.40	0.19	(0.11)	0.08	(0.19)	(0.32)	(0.51)	11.97
2017		11.58	0.23	0.94	1.17	(0.23)	(0.12)	(0.35)	12.40
2016		11.93	0.23	0.11	0.34	(0.22)	(0.47)	(0.69)	11.58
2015		12.30	0.26	(0.16)	0.10	(0.27)	(0.20)	(0.47)	11.93
2014		11.95	0.25	0.57	0.82	(0.24)	(0.23)	(0.47)	12.30
2013		11.13	0.23	0.90	1.13	(0.25)	(0.06)	(0.31)	11.95
R-5 shares
2018	(d)	12.40	0.21	(0.12)	0.09	(0.20)	(0.32)	(0.52)	11.97
2017		11.58	0.25	0.94	1.19	(0.25)	(0.12)	(0.37)	12.40
2016		11.93	0.24	0.12	0.36	(0.24)	(0.47)	(0.71)	11.58
2015		12.30	0.27	(0.16)	0.11	(0.28)	(0.20)	(0.48)	11.93
2014		11.95	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.30
2013		11.13	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.95

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

0.80%(e),(f)		$626,131	0.43%(g)		0.46%(g)	3.49%(g)		33.9	%(g)
10.50	(f)	629,439	0.44		0.47	2.12		21.8
3.34	(f)	565,441	0.50		0.53	2.16		17.3
0.98	(f)	538,078	0.58		0.61	2.23		22.7
7.12	(f)	530,582	0.61		0.65	2.07		3.2
10.45	(f)	451,227	0.63		0.84	2.14		13.1

0.87	(e)	304,981	0.28 (g)	,(h)	–	3.70	(g)	33.9	(g)
10.73		328,354	0.28	(h)	–	2.32		21.8
3.52		318,123	0.32		–	2.32		17.3
1.16		290,780	0.32		–	2.49		22.7
7.40		288,691	0.32		–	2.38		3.2
10.83		268,881	0.34		0.34	2.46		13.1

0.42	(e)	2,747	1.15 (g)	,(h)	–	2.76	(g)	33.9	(g)
9.76		3,152	1.16		–	1.36		21.8
2.62		2,408	1.19		–	1.56		17.3
0.28		2,927	1.19		–	1.61		22.7
6.54		2,823	1.19		–	1.75		3.2
9.75		4,436	1.20		–	1.60		13.1

0.50	(e)	622	1.02 (g)	,(h)	–	2.94	(g)	33.9	(g)
9.84		626	1.03		–	1.70		21.8
2.80		1,194	1.06		–	1.62		17.3
0.42		1,532	1.06		–	1.79		22.7
6.68		2,756	1.06		–	1.67		3.2
9.93		3,019	1.07		–	1.64		13.1

0.59	(e)	11,716	0.84 (g)	,(h)	–	3.10	(g)	33.9	(g)
10.04		12,691	0.85		–	1.78		21.8
2.95		16,869	0.88		–	1.82		17.3
0.59		18,301	0.88		–	2.02		22.7
6.91		21,180	0.88		–	1.82		3.2
10.05		20,157	0.89		–	2.04		13.1

0.61	(e)	22,799	0.65 (g)	,(h)	–	3.18	(g)	33.9	(g)
10.35		21,100	0.66		–	1.91		21.8
3.13		15,336	0.69		–	2.02		17.3
0.77		18,067	0.69		–	2.17		22.7
7.02		20,811	0.69		–	2.06		3.2
10.34		17,604	0.70		–	1.99		13.1

0.66	(e)	24,161	0.53 (g)	,(h)	–	3.49	(g)	33.9	(g)
10.47		26,650	0.54		–	2.11		21.8
3.26		32,100	0.57		–	2.06		17.3
0.90		28,673	0.57		–	2.21		22.7
7.14		36,356	0.57		–	2.08		3.2
10.48		29,141	0.58		–	2.14		13.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2018	(d)	$18.64	$0.33	$0.13	$0.46	($0.34)	($1.23)	($1.57)	$17.53
2017		16.17	0.23	2.81	3.04	(0.22)	(0.35)	(0.57)	18.64
2016		17.66	0.18	0.13	0.31	(0.16)	(1.64)	(1.80)	16.17
2015		18.36	0.30	(0.11)	0.19	(0.31)	(0.58)	(0.89)	17.66
2014		17.08	0.21	1.46	1.67	(0.24)	(0.15)	(0.39)	18.36
2013		14.36	0.21	2.75	2.96	(0.24)	–	(0.24)	17.08
Institutional shares
2018	(d)	18.88	0.35	0.12	0.47	(0.36)	(1.23)	(1.59)	17.76
2017		16.38	0.27	2.83	3.10	(0.25)	(0.35)	(0.60)	18.88
2016		17.87	0.22	0.13	0.35	(0.20)	(1.64)	(1.84)	16.38
2015		18.57	0.36	(0.11)	0.25	(0.37)	(0.58)	(0.95)	17.87
2014		17.27	0.27	1.47	1.74	(0.29)	(0.15)	(0.44)	18.57
2013		14.52	0.26	2.78	3.04	(0.29)	–	(0.29)	17.27
R-1 shares
2018	(d)	18.54	0.26	0.14	0.40	(0.18)	(1.23)	(1.41)	17.53
2017		16.09	0.10	2.80	2.90	(0.10)	(0.35)	(0.45)	18.54
2016		17.56	0.08	0.12	0.20	(0.03)	(1.64)	(1.67)	16.09
2015		18.26	0.22	(0.13)	0.09	(0.21)	(0.58)	(0.79)	17.56
2014		16.99	0.12	1.44	1.56	(0.14)	(0.15)	(0.29)	18.26
2013		14.29	0.13	2.74	2.87	(0.17)	–	(0.17)	16.99
R-2 shares
2018	(d)	18.57	0.27	0.14	0.41	(0.19)	(1.23)	(1.42)	17.56
2017		16.11	0.19	2.74	2.93	(0.12)	(0.35)	(0.47)	18.57
2016		17.57	0.09	0.13	0.22	(0.04)	(1.64)	(1.68)	16.11
2015		18.28	0.27	(0.16)	0.11	(0.24)	(0.58)	(0.82)	17.57
2014		17.01	0.14	1.45	1.59	(0.17)	(0.15)	(0.32)	18.28
2013		14.29	0.13	2.76	2.89	(0.17)	–	(0.17)	17.01
R-3 shares
2018	(d)	18.59	0.28	0.13	0.41	(0.26)	(1.23)	(1.49)	17.51
2017		16.12	0.17	2.79	2.96	(0.14)	(0.35)	(0.49)	18.59
2016		17.62	0.12	0.13	0.25	(0.11)	(1.64)	(1.75)	16.12
2015		18.32	0.24	(0.10)	0.14	(0.26)	(0.58)	(0.84)	17.62
2014		17.05	0.18	1.45	1.63	(0.21)	(0.15)	(0.36)	18.32
2013		14.35	0.16	2.76	2.92	(0.22)	–	(0.22)	17.05
R-4 shares
2018	(d)	18.77	0.32	0.12	0.44	(0.29)	(1.23)	(1.52)	17.69
2017		16.29	0.20	2.82	3.02	(0.19)	(0.35)	(0.54)	18.77
2016		17.77	0.16	0.13	0.29	(0.13)	(1.64)	(1.77)	16.29
2015		18.48	0.31	(0.14)	0.17	(0.30)	(0.58)	(0.88)	17.77
2014		17.20	0.22	1.44	1.66	(0.23)	(0.15)	(0.38)	18.48
2013		14.46	0.21	2.76	2.97	(0.23)	–	(0.23)	17.20
R-5 shares
2018	(d)	18.74	0.35	0.11	0.46	(0.31)	(1.23)	(1.54)	17.66
2017		16.27	0.23	2.81	3.04	(0.22)	(0.35)	(0.57)	18.74
2016		17.74	0.16	0.14	0.30	(0.13)	(1.64)	(1.77)	16.27
2015		18.44	0.33	(0.13)	0.20	(0.32)	(0.58)	(0.90)	17.74
2014		17.16	0.21	1.47	1.68	(0.25)	(0.15)	(0.40)	18.44
2013		14.43	0.22	2.77	2.99	(0.26)	–	(0.26)	17.16

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

2.47%(e),(f)		$573,833	0.44%(g)		0.47%(g)	3.66%(g)		58.9	%(g)
19.42	(f)	568,263	0.45		0.48	1.32		20.9
2.15	(f)	490,030	0.51		0.54	1.11		22.4
1.14	(f)	496,991	0.59		0.62	1.68		35.6
9.93	(f)	496,391	0.62		0.66	1.19		4.0
20.95	(f)	422,288	0.65		0.85	1.33		20.2

2.52	(e)	481,878	0.28 (g)	,(h)	–	3.84	(g)	58.9	(g)
19.57		501,264	0.28	(h)	–	1.52		20.9
2.39		471,935	0.32		–	1.35		22.4
1.42		523,817	0.31		–	1.97		35.6
10.23		526,264	0.32		–	1.52		4.0
21.30		487,967	0.33		0.33	1.67		20.2

2.13	(e)	2,026	1.15 (g)	,(h)	–	2.92	(g)	58.9	(g)
18.51		3,124	1.16		–	0.59		20.9
1.48		2,542	1.19		–	0.49		22.4
0.56		3,158	1.19		–	1.25		35.6
9.28		4,246	1.19		–	0.68		4.0
20.30		4,190	1.20		–	0.83		20.2

2.19	(e)	2,198	1.02 (g)	,(h)	–	3.07	(g)	58.9	(g)
18.68		2,173	1.03		–	1.10		20.9
1.58		4,172	1.06		–	0.58		22.4
0.66		5,383	1.06		–	1.49		35.6
9.45		8,556	1.06		–	0.77		4.0
20.45		8,384	1.07		–	0.82		20.2

2.22	(e)	21,427	0.84 (g)	,(h)	–	3.12	(g)	58.9	(g)
18.90		19,487	0.85		–	0.98		20.9
1.79		27,286	0.88		–	0.78		22.4
0.84		29,621	0.88		–	1.33		35.6
9.68		26,537	0.88		–	1.02		4.0
20.60		26,667	0.89		–	1.01		20.2

2.36	(e)	13,601	0.65 (g)	,(h)	–	3.50	(g)	58.9	(g)
19.09		15,686	0.66		–	1.13		20.9
2.01		15,639	0.69		–	0.99		22.4
1.01		20,164	0.69		–	1.70		35.6
9.83		24,177	0.69		–	1.21		4.0
20.87		21,406	0.70		–	1.31		20.2

2.46	(e)	34,557	0.53 (g)	,(h)	–	3.92	(g)	58.9	(g)
19.26		40,367	0.54		–	1.35		20.9
2.10		47,063	0.57		–	1.02		22.4
1.18		47,254	0.57		–	1.81		35.6
9.95		84,381	0.57		–	1.17		4.0
21.04		67,284	0.58		–	1.37		20.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2018	(d)	$12.44	$0.20	($0.19)	$0.01	($0.20)	($0.08)	($0.28)	$12.17
2017		11.97	0.32	0.52	0.84	(0.32)	(0.05)	(0.37)	12.44
2016		12.12	0.33	0.15	0.48	(0.33)	(0.30)	(0.63)	11.97
2015		12.55	0.33	(0.30)	0.03	(0.33)	(0.13)	(0.46)	12.12
2014		12.29	0.32	0.45	0.77	(0.32)	(0.19)	(0.51)	12.55
2013		11.91	0.32	0.51	0.83	(0.34)	(0.11)	(0.45)	12.29
Institutional shares
2018	(d)	12.50	0.21	(0.19)	0.02	(0.21)	(0.08)	(0.29)	12.23
2017		12.03	0.34	0.52	0.86	(0.34)	(0.05)	(0.39)	12.50
2016		12.17	0.35	0.17	0.52	(0.36)	(0.30)	(0.66)	12.03
2015		12.60	0.37	(0.31)	0.06	(0.36)	(0.13)	(0.49)	12.17
2014		12.34	0.36	0.45	0.81	(0.36)	(0.19)	(0.55)	12.60
2013		11.96	0.37	0.50	0.87	(0.38)	(0.11)	(0.49)	12.34
R-1 shares
2018	(d)	12.45	0.16	(0.20)	(0.04)	(0.16)	(0.08)	(0.24)	12.17
2017		11.98	0.23	0.52	0.75	(0.23)	(0.05)	(0.28)	12.45
2016		12.13	0.25	0.16	0.41	(0.26)	(0.30)	(0.56)	11.98
2015		12.56	0.26	(0.31)	(0.05)	(0.25)	(0.13)	(0.38)	12.13
2014		12.30	0.25	0.45	0.70	(0.25)	(0.19)	(0.44)	12.56
2013		11.92	0.26	0.50	0.76	(0.27)	(0.11)	(0.38)	12.30
R-2 shares
2018	(d)	12.48	0.16	(0.18)	(0.02)	(0.17)	(0.08)	(0.25)	12.21
2017		12.01	0.25	0.52	0.77	(0.25)	(0.05)	(0.30)	12.48
2016		12.16	0.27	0.15	0.42	(0.27)	(0.30)	(0.57)	12.01
2015		12.59	0.27	(0.30)	(0.03)	(0.27)	(0.13)	(0.40)	12.16
2014		12.32	0.27	0.45	0.72	(0.26)	(0.19)	(0.45)	12.59
2013		11.94	0.28	0.50	0.78	(0.29)	(0.11)	(0.40)	12.32
R-3 shares
2018	(d)	12.48	0.17	(0.19)	(0.02)	(0.18)	(0.08)	(0.26)	12.20
2017		12.00	0.28	0.52	0.80	(0.27)	(0.05)	(0.32)	12.48
2016		12.15	0.29	0.15	0.44	(0.29)	(0.30)	(0.59)	12.00
2015		12.58	0.30	(0.31)	(0.01)	(0.29)	(0.13)	(0.42)	12.15
2014		12.32	0.29	0.45	0.74	(0.29)	(0.19)	(0.48)	12.58
2013		11.94	0.30	0.50	0.80	(0.31)	(0.11)	(0.42)	12.32
R-4 shares
2018	(d)	12.48	0.19	(0.19)	–	(0.19)	(0.08)	(0.27)	12.21
2017		12.01	0.30	0.52	0.82	(0.30)	(0.05)	(0.35)	12.48
2016		12.16	0.31	0.15	0.46	(0.31)	(0.30)	(0.61)	12.01
2015		12.59	0.33	(0.32)	0.01	(0.31)	(0.13)	(0.44)	12.16
2014		12.32	0.32	0.45	0.77	(0.31)	(0.19)	(0.50)	12.59
2013		11.95	0.31	0.50	0.81	(0.33)	(0.11)	(0.44)	12.32
R-5 shares
2018	(d)	12.48	0.20	(0.19)	0.01	(0.20)	(0.08)	(0.28)	12.21
2017		12.01	0.31	0.52	0.83	(0.31)	(0.05)	(0.36)	12.48
2016		12.15	0.32	0.17	0.49	(0.33)	(0.30)	(0.63)	12.01
2015		12.58	0.34	(0.31)	0.03	(0.33)	(0.13)	(0.46)	12.15
2014		12.32	0.32	0.46	0.78	(0.33)	(0.19)	(0.52)	12.58
2013		11.94	0.33	0.51	0.84	(0.35)	(0.11)	(0.46)	12.32

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

0.11%(e),(f)		$1,131,197	0.43%(g)		0.46%(g)	3.30%(g)		32.5	%(g)
7.14	(f)	1,169,968	0.44		0.47	2.62		19.1
4.26	(f)	1,024,333	0.51		0.54	2.79		10.4
0.25	(f)	849,016	0.58		0.61	2.66		17.7
6.43	(f)	723,517	0.61		0.65	2.57		2.2
7.16	(f)	589,349	0.64		0.84	2.69		10.5

0.17	(e)	214,915	0.30 (g)	,(h)	–	3.41	(g)	32.5	(g)
7.26		213,452	0.29	(h)	–	2.75		19.1
4.51		174,007	0.32		–	2.99		10.4
0.51		177,423	0.32		–	2.95		17.7
6.70		180,049	0.32		–	2.89		2.2
7.45		174,501	0.34		0.34	3.05		10.5

(0.33	) (e)	1,444	1.15 (g)	,(h)	–	2.55	(g)	32.5	(g)
6.37		1,603	1.16		–	1.86		19.1
3.57		1,100	1.19		–	2.11		10.4
(0.36)		676	1.19		–	2.10		17.7
5.80		741	1.19		–	2.05		2.2
6.56		1,044	1.20		–	2.16		10.5

(0.18	) (e)	667	1.02 (g)	,(h)	–	2.67	(g)	32.5	(g)
6.48		661	1.03		–	2.06		19.1
3.66		717	1.06		–	2.25		10.4
(0.23)		839	1.06		–	2.21		17.7
6.00		1,139	1.06		–	2.16		2.2
6.68		1,682	1.07		–	2.31		10.5

(0.18	) (e)	5,675	0.84 (g)	,(h)	–	2.85	(g)	32.5	(g)
6.76		6,057	0.85		–	2.26		19.1
3.86		8,034	0.88		–	2.49		10.4
(0.05)		10,070	0.88		–	2.43		17.7
6.12		10,483	0.88		–	2.36		2.2
6.87		10,544	0.89		–	2.47		10.5

0.00	(e)	5,371	0.65 (g)	,(h)	–	3.04	(g)	32.5	(g)
6.88		5,733	0.66		–	2.44		19.1
4.05		6,091	0.69		–	2.66		10.4
0.13		7,849	0.69		–	2.70		17.7
6.40		12,062	0.69		–	2.55		2.2
6.99		12,416	0.70		–	2.55		10.5

0.06	(e)	15,124	0.53 (g)	,(h)	–	3.23	(g)	32.5	(g)
7.01		16,290	0.54		–	2.58		19.1
4.27		20,211	0.57		–	2.71		10.4
0.26		16,871	0.57		–	2.74		17.7
6.45		20,815	0.57		–	2.61		2.2
7.20		17,297	0.58		–	2.77		10.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2018	(d)	$20.70	$0.38	$0.20	$0.58	($0.38)	($1.06)	($1.44)	$19.84
2017		17.71	0.25	3.44	3.69	(0.22)	(0.48)	(0.70)	20.70
2016		20.06	0.22	(0.06)	0.16	(0.19)	(2.32)	(2.51)	17.71
2015		21.26	0.38	(0.19)	0.19	(0.39)	(1.00)	(1.39)	20.06
2014		19.44	0.20	1.99	2.19	(0.23)	(0.14)	(0.37)	21.26
2013		15.75	0.19	3.71	3.90	(0.21)	–	(0.21)	19.44
Institutional shares
2018	(d)	20.93	0.40	0.19	0.59	(0.41)	(1.06)	(1.47)	20.05
2017		17.90	0.29	3.48	3.77	(0.26)	(0.48)	(0.74)	20.93
2016		20.26	0.26	(0.06)	0.20	(0.24)	(2.32)	(2.56)	17.90
2015		21.46	0.45	(0.20)	0.25	(0.45)	(1.00)	(1.45)	20.26
2014		19.61	0.27	2.01	2.28	(0.29)	(0.14)	(0.43)	21.46
2013		15.89	0.25	3.73	3.98	(0.26)	–	(0.26)	19.61
R-1 shares
2018	(d)	20.54	0.27	0.23	0.50	(0.12)	(1.06)	(1.18)	19.86
2017		17.55	0.12	3.43	3.55	(0.08)	(0.48)	(0.56)	20.54
2016		19.91	0.12	(0.08)	0.04	(0.08)	(2.32)	(2.40)	17.55
2015		21.10	0.48	(0.41)	0.07	(0.26)	(1.00)	(1.26)	19.91
2014		19.30	0.10	1.97	2.07	(0.13)	(0.14)	(0.27)	21.10
2013		15.65	0.09	3.69	3.78	(0.13)	–	(0.13)	19.30
R-2 shares
2018	(d)	20.64	0.33	0.18	0.51	(0.27)	(1.06)	(1.33)	19.82
2017		17.63	0.14	3.45	3.59	(0.10)	(0.48)	(0.58)	20.64
2016		19.96	0.12	(0.06)	0.06	(0.07)	(2.32)	(2.39)	17.63
2015		21.15	0.36	(0.26)	0.10	(0.29)	(1.00)	(1.29)	19.96
2014		19.36	0.11	1.98	2.09	(0.16)	(0.14)	(0.30)	21.15
2013		15.68	0.09	3.72	3.81	(0.13)	–	(0.13)	19.36
R-3 shares
2018	(d)	20.62	0.35	0.18	0.53	(0.29)	(1.06)	(1.35)	19.80
2017		17.63	0.19	3.42	3.61	(0.14)	(0.48)	(0.62)	20.62
2016		20.00	0.16	(0.07)	0.09	(0.14)	(2.32)	(2.46)	17.63
2015		21.19	0.33	(0.19)	0.14	(0.33)	(1.00)	(1.33)	20.00
2014		19.39	0.18	1.95	2.13	(0.19)	(0.14)	(0.33)	21.19
2013		15.72	0.14	3.71	3.85	(0.18)	–	(0.18)	19.39
R-4 shares
2018	(d)	20.78	0.36	0.19	0.55	(0.34)	(1.06)	(1.40)	19.93
2017		17.77	0.20	3.48	3.68	(0.19)	(0.48)	(0.67)	20.78
2016		20.12	0.20	(0.07)	0.13	(0.16)	(2.32)	(2.48)	17.77
2015		21.32	0.42	(0.25)	0.17	(0.37)	(1.00)	(1.37)	20.12
2014		19.50	0.18	2.00	2.18	(0.22)	(0.14)	(0.36)	21.32
2013		15.81	0.11	3.79	3.90	(0.21)	–	(0.21)	19.50
R-5 shares
2018	(d)	20.73	0.38	0.19	0.57	(0.35)	(1.06)	(1.41)	19.89
2017		17.74	0.26	3.43	3.69	(0.22)	(0.48)	(0.70)	20.73
2016		20.09	0.22	(0.07)	0.15	(0.18)	(2.32)	(2.50)	17.74
2015		21.28	0.39	(0.18)	0.21	(0.40)	(1.00)	(1.40)	20.09
2014		19.46	0.20	2.01	2.21	(0.25)	(0.14)	(0.39)	21.28
2013		15.78	0.21	3.70	3.91	(0.23)	–	(0.23)	19.46

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

2.80%(e),(f)		$307,838	0.45%(g)		0.48%(g)	3.75%(g)		75.2	%(g)
21.52	(f)	310,009	0.47		0.50	1.30		19.5
1.22	(f)	265,807	0.53		0.56	1.23		22.9
0.96	(f)	278,150	0.60		0.63	1.87		51.2
11.43	(f)	283,507	0.63		0.67	1.01		5.9
25.04	(f)	253,180	0.66		0.86	1.07		26.5

2.84	(e)	272,726	0.28 (g)	,(h)	–	3.95	(g)	75.2	(g)
21.76		273,691	0.29	(h)	–	1.51		19.5
1.44		243,768	0.32		–	1.49		22.9
1.25		267,751	0.31		–	2.19		51.2
11.80		280,593	0.32		–	1.34		5.9
25.43		255,114	0.33		0.33	1.41		26.5

2.44	(e)	1,430	1.15 (g)	,(h)	–	2.65	(g)	75.2	(g)
20.71		2,060	1.16		–	0.64		19.5
0.54		2,133	1.19		–	0.69		22.9
0.37		3,151	1.19		–	2.34		51.2
10.85		4,253	1.19		–	0.47		5.9
24.35		4,215	1.20		–	0.52		26.5

2.47	(e)	2,303	1.02 (g)	,(h)	–	3.32	(g)	75.2	(g)
20.91		2,451	1.03		–	0.73		19.5
0.62		2,168	1.06		–	0.70		22.9
0.55		2,830	1.06		–	1.74		51.2
10.95		4,779	1.06		–	0.55		5.9
24.51		4,290	1.07		–	0.54		26.5

2.58	(e)	11,328	0.84 (g)	,(h)	–	3.48	(g)	75.2	(g)
21.05		12,339	0.85		–	1.01		19.5
0.83		17,423	0.88		–	0.89		22.9
0.72		17,993	0.88		–	1.61		51.2
11.15		17,809	0.88		–	0.90		5.9
24.77		19,357	0.89		–	0.79		26.5

2.68	(e)	15,567	0.65 (g)	,(h)	–	3.57	(g)	75.2	(g)
21.34		15,237	0.66		–	1.07		19.5
1.03		11,621	0.69		–	1.12		22.9
0.89		14,237	0.69		–	2.05		51.2
11.36		20,035	0.69		–	0.90		5.9
24.94		15,061	0.70		–	0.63		26.5

2.78	(e)	16,726	0.53 (g)	,(h)	–	3.79	(g)	75.2	(g)
21.44		18,177	0.54		–	1.38		19.5
1.14		20,857	0.57		–	1.26		22.9
1.07		24,189	0.57		–	1.93		51.2
11.51		34,618	0.57		–	1.00		5.9
25.09		27,490	0.58		–	1.17		26.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2018.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME FUND
Class J shares
2018	(c)	$12.20	$0.11	($0.16)	($0.05)	($0.11)	$–	($0.11)	$12.04
2017		12.22	0.21	(0.02)	0.19	(0.21)	–	(0.21)	12.20
2016		12.17	0.20	0.06	0.26	(0.21)	–	(0.21)	12.22
2015		12.23	0.16	(0.06)	0.10	(0.16)	–	(0.16)	12.17
2014		12.26	0.16	(0.02)	0.14	(0.16)	(0.01)	(0.17)	12.23
2013		12.28	0.15	(0.03)	0.12	(0.14)	–	(0.14)	12.26
Institutional shares
2018	(c)	12.20	0.12	(0.16)	(0.04)	(0.12)	–	(0.12)	12.04
2017		12.22	0.24	(0.02)	0.22	(0.24)	–	(0.24)	12.20
2016		12.17	0.23	0.06	0.29	(0.24)	–	(0.24)	12.22
2015		12.23	0.20	(0.06)	0.14	(0.20)	–	(0.20)	12.17
2014		12.26	0.21	(0.02)	0.19	(0.21)	(0.01)	(0.22)	12.23
2013		12.28	0.20	(0.03)	0.17	(0.19)	–	(0.19)	12.26
R-1 shares
2018	(c)	12.20	0.07	(0.16)	(0.09)	(0.07)	–	(0.07)	12.04
2017		12.22	0.13	(0.02)	0.11	(0.13)	–	(0.13)	12.20
2016		12.17	0.13	0.06	0.19	(0.14)	–	(0.14)	12.22
2015		12.23	0.10	(0.07)	0.03	(0.09)	–	(0.09)	12.17
2014		12.26	0.10	(0.02)	0.08	(0.10)	(0.01)	(0.11)	12.23
2013		12.28	0.10	(0.03)	0.07	(0.09)	–	(0.09)	12.26
R-2 shares
2018	(c)	12.20	0.08	(0.16)	(0.08)	(0.08)	–	(0.08)	12.04
2017		12.22	0.15	(0.02)	0.13	(0.15)	–	(0.15)	12.20
2016		12.17	0.14	0.06	0.20	(0.15)	–	(0.15)	12.22
2015		12.23	0.11	(0.06)	0.05	(0.11)	–	(0.11)	12.17
2014		12.26	0.12	(0.02)	0.10	(0.12)	(0.01)	(0.13)	12.23
2013		12.28	0.12	(0.03)	0.09	(0.11)	–	(0.11)	12.26
R-3 shares
2018	(c)	12.21	0.09	(0.16)	(0.07)	(0.09)	–	(0.09)	12.05
2017		12.23	0.17	(0.02)	0.15	(0.17)	–	(0.17)	12.21
2016		12.17	0.16	0.08	0.24	(0.18)	–	(0.18)	12.23
2015		12.23	0.13	(0.06)	0.07	(0.13)	–	(0.13)	12.17
2014		12.27	0.14	(0.03)	0.11	(0.14)	(0.01)	(0.15)	12.23
2013		12.28	0.14	(0.02)	0.12	(0.13)	–	(0.13)	12.27
R-4 shares
2018	(c)	12.20	0.10	(0.16)	(0.06)	(0.10)	–	(0.10)	12.04
2017		12.23	0.20	(0.04)	0.16	(0.19)	–	(0.19)	12.20
2016		12.17	0.19	0.07	0.26	(0.20)	–	(0.20)	12.23
2015		12.23	0.16	(0.07)	0.09	(0.15)	–	(0.15)	12.17
2014		12.27	0.17	(0.03)	0.14	(0.17)	(0.01)	(0.18)	12.23
2013		12.28	0.16	(0.02)	0.14	(0.15)	–	(0.15)	12.27
R-5 shares
2018	(c)	12.21	0.11	(0.16)	(0.05)	(0.11)	–	(0.11)	12.05
2017		12.23	0.21	(0.02)	0.19	(0.21)	–	(0.21)	12.21
2016		12.18	0.20	0.06	0.26	(0.21)	–	(0.21)	12.23
2015		12.24	0.17	(0.06)	0.11	(0.17)	–	(0.17)	12.18
2014		12.27	0.18	(0.02)	0.16	(0.18)	(0.01)	(0.19)	12.24
2013		12.28	0.18	(0.02)	0.16	(0.17)	–	(0.17)	12.27

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(0.41)%(d),(e)		$126,921	0.65	%(f)	0.68%(f)	1.85	%(f)	45.1	%(f)
1.58	(e)	139,726	0.65		0.68	1.74		59.5
2.16	(e)	144,158	0.70		0.73	1.62		53.6
0.83	(e)	124,221	0.75		0.80	1.32		56.4
1.16	(e)	120,296	0.80		0.84	1.34		49.1
1.00	(e)	124,761	0.87		1.07	1.25		50.1

(0.30	) (d)	3,707,823	0.43 (f)	,(g)	–	2.07	(f)	45.1	(f)
1.81		3,636,356	0.43	(g)	–	1.97		59.5
2.44		2,346,871	0.43		–	1.89		53.6
1.14		2,180,068	0.43		–	1.63		56.4
1.52		1,936,142	0.44		–	1.69		49.1
1.43		1,134,768	0.45		0.45	1.67		50.1

(0.73	) (d)	810	1.29 (f)	,(g)	–	1.21	(f)	45.1	(f)
0.93		500	1.29	(g)	–	1.10		59.5
1.56		1,338	1.30	(g)	–	1.03		53.6
0.27		1,237	1.30	(g)	–	0.78		56.4
0.65		1,468	1.30	(g)	–	0.84		49.1
0.57		1,851	1.30	(g)	–	0.82		50.1

(0.66	) (d)	2,626	1.16 (f)	,(g)	–	1.35	(f)	45.1	(f)
1.07		2,428	1.16	(g)	–	1.23		59.5
1.70		2,358	1.17	(g)	–	1.16		53.6
0.40		1,975	1.17	(g)	–	0.90		56.4
0.78		1,957	1.17	(g)	–	0.97		49.1
0.70		1,640	1.18	(g)	–	0.94		50.1

(0.58	) (d)	13,742	0.98 (f)	,(g)	–	1.52	(f)	45.1	(f)
1.25		13,662	0.98	(g)	–	1.41		59.5
1.88	(h)	21,159	0.99	(g)	–	1.34		53.6
0.67	(h)	11,415	0.99	(g)	–	1.09		56.4
0.88		14,472	0.99	(g)	–	1.15		49.1
0.96		10,748	0.99	(g)	–	1.13		50.1

(0.48	) (d)	9,459	0.79 (f)	,(g)	–	1.71	(f)	45.1	(f)
1.36		9,181	0.79	(g)	–	1.61		59.5
2.16		13,199	0.79	(g)	–	1.53		53.6
0.78		14,049	0.79	(g)	–	1.28		56.4
1.09		14,272	0.79	(g)	–	1.35		49.1
1.17		4,377	0.79	(g)	–	1.33		50.1

(0.42	) (d)	9,891	0.67 (f)	,(g)	–	1.83	(f)	45.1	(f)
1.56		9,955	0.67	(g)	–	1.72		59.5
2.19		12,039	0.68	(g)	–	1.65		53.6
0.90		12,383	0.68	(g)	–	1.39		56.4
1.28		9,287	0.68	(g)	–	1.46		49.1
1.28		4,735	0.68	(g)	–	1.44		50.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP FUND
Class J shares
2018	(c)	$23.18	$0.02	$1.22	$1.24	($0.01)	($1.97)	($1.98)	$22.44
2017		19.26	0.01	4.48	4.49	(0.14)	(0.43)	(0.57)	23.18
2016		19.82	0.14	0.04	0.18	–	(0.74)	(0.74)	19.26
2015		20.98	(0.01)	1.32	1.31	–	(2.47)	(2.47)	19.82
2014		20.88	(0.02)	1.68	1.66	–	(1.56)	(1.56)	20.98
2013		14.97	0.06	6.01	6.07	(0.07)	(0.09)	(0.16)	20.88
Institutional shares
2018	(c)	25.74	0.06	1.34	1.40	(0.06)	(1.97)	(2.03)	25.11
2017		21.31	0.08	4.96	5.04	(0.18)	(0.43)	(0.61)	25.74
2016		21.81	0.23	0.01	0.24	–	(0.74)	(0.74)	21.31
2015		22.77	0.06	1.45	1.51	–	(2.47)	(2.47)	21.81
2014		22.51	0.06	1.81	1.87	(0.05)	(1.56)	(1.61)	22.77
2013		16.14	0.13	6.47	6.60	(0.14)	(0.09)	(0.23)	22.51
R-1 shares
2018	(c)	23.11	(0.05)	1.21	1.16	–	(1.97)	(1.97)	22.30
2017		19.20	(0.12)	4.48	4.36	(0.02)	(0.43)	(0.45)	23.11
2016		19.88	0.03	0.03	0.06	–	(0.74)	(0.74)	19.20
2015		21.13	(0.12)	1.34	1.22	–	(2.47)	(2.47)	19.88
2014		21.12	(0.13)	1.70	1.57	–	(1.56)	(1.56)	21.13
2013		15.16	(0.02)	6.08	6.06	(0.01)	(0.09)	(0.10)	21.12
R-2 shares
2018	(c)	23.32	(0.03)	1.22	1.19	–	(1.97)	(1.97)	22.54
2017		19.40	(0.09)	4.52	4.43	(0.08)	(0.43)	(0.51)	23.32
2016		20.06	0.01	0.07	0.08	–	(0.74)	(0.74)	19.40
2015		21.27	(0.10)	1.36	1.26	–	(2.47)	(2.47)	20.06
2014		21.22	(0.10)	1.71	1.61	–	(1.56)	(1.56)	21.27
2013		15.21	–	6.11	6.11	(0.01)	(0.09)	(0.10)	21.22
R-3 shares
2018	(c)	24.12	(0.01)	1.25	1.24	–	(1.97)	(1.97)	23.39
2017		20.01	(0.05)	4.67	4.62	(0.08)	(0.43)	(0.51)	24.12
2016		20.63	0.09	0.03	0.12	–	(0.74)	(0.74)	20.01
2015		21.77	(0.06)	1.39	1.33	–	(2.47)	(2.47)	20.63
2014		21.65	(0.06)	1.74	1.68	–	(1.56)	(1.56)	21.77
2013		15.54	0.03	6.23	6.26	(0.06)	(0.09)	(0.15)	21.65
R-4 shares
2018	(c)	24.96	0.01	1.31	1.32	–	(1.97)	(1.97)	24.31
2017		20.70	(0.01)	4.82	4.81	(0.12)	(0.43)	(0.55)	24.96
2016		21.27	0.11	0.06	0.17	–	(0.74)	(0.74)	20.70
2015		22.34	(0.02)	1.42	1.40	–	(2.47)	(2.47)	21.27
2014		22.14	(0.02)	1.78	1.76	–	(1.56)	(1.56)	22.34
2013		15.87	0.07	6.37	6.44	(0.08)	(0.09)	(0.17)	22.14
R-5 shares
2018	(c)	25.47	0.02	1.35	1.37	(0.01)	(1.97)	(1.98)	24.86
2017		21.10	0.02	4.92	4.94	(0.14)	(0.43)	(0.57)	25.47
2016		21.65	0.15	0.04	0.19	–	(0.74)	(0.74)	21.10
2015		22.66	–	1.46	1.46	–	(2.47)	(2.47)	21.65
2014		22.42	0.01	1.80	1.81	(0.01)	(1.56)	(1.57)	22.66
2013		16.08	0.09	6.44	6.53	(0.10)	(0.09)	(0.19)	22.42
R-6 shares
2018	(c)	25.72	0.05	1.36	1.41	(0.07)	(1.97)	(2.04)	25.09
2017	(h)	23.47	0.02	2.85	2.87	(0.19)	(0.43)	(0.62)	25.72

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

5.56%(d),(e)		$203,549	1.03	%(f)	1.06	%(f)	0.17	%(f)	44.9	%(f)
23.56	(e)	203,083	1.05		1.08		0.07		67.5
1.01	(e)	182,800	1.02		1.05		0.75		59.1
6.97	(e)	200,263	1.10		1.13		(0.06)		69.2
8.17	(e)	200,333	1.13		1.17		(0.09)		67.6
40.88	(e)	200,359	1.18		1.38		0.32		95.2

5.66	(d)	75,324	0.80 (f)	,(g)	0.89	(f)	0.47	(f)	44.9	(f)
23.89		73,867	0.80		0.88		0.32		67.5
1.20		61,357	0.80		0.82		1.12		59.1
7.34		98,042	0.79		0.79		0.26		69.2
8.54		72,583	0.79		0.79		0.25		67.6
41.38		65,062	0.80		0.80		0.70		95.2

5.22	(d)	2,913	1.63	(f)	–		(0.44	) (f)	44.9	(f)
22.86		2,917	1.65		–		(0.54)		67.5
0.38		2,535	1.64		–		0.16		59.1
6.44		2,889	1.64		–		(0.59)		69.2
7.62		2,079	1.64		–		(0.60)		67.6
40.21		2,401	1.64		–		(0.11)		95.2

5.30	(d)	10,422	1.50	(f)	–		(0.29	) (f)	44.9	(f)
23.03		12,324	1.52		–		(0.40)		67.5
0.48		11,107	1.51		–		0.05		59.1
6.60		4,161	1.51		–		(0.47)		69.2
7.78		2,956	1.51		–		(0.47)		67.6
40.35		3,018	1.51		–		0.01		95.2

5.34	(d)	13,934	1.32	(f)	–		(0.12	) (f)	44.9	(f)
23.27		14,310	1.34		–		(0.22)		67.5
0.67		12,944	1.33		–		0.45		59.1
6.79		9,368	1.33		–		(0.28)		69.2
7.96		6,628	1.33		–		(0.28)		67.6
40.62		6,143	1.33		–		0.18		95.2

5.48	(d)	15,306	1.13	(f)	–		0.08	(f)	44.9	(f)
23.44		16,508	1.15		–		(0.04)		67.5
0.89		13,799	1.14		–		0.57		59.1
6.95		9,089	1.14		–		(0.08)		69.2
8.16		4,052	1.14		–		(0.10)		67.6
40.93		4,200	1.14		–		0.37		95.2

5.57	(d)	19,360	1.01	(f)	–		0.19	(f)	44.9	(f)
23.62		20,270	1.03		–		0.10		67.5
0.97		18,947	1.02		–		0.75		59.1
7.13		18,855	1.02		–		0.02		69.2
8.27		12,020	1.02		–		0.02		67.6
41.04		11,690	1.02		–		0.49		95.2

5.69	(d)	28,898	0.77 (f)	,(g)	–		0.41	(f)	44.9	(f)
12.44	(d)	23,391	0.77 (f)	,(g)	–		0.10	(f)	67.5	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Distributions	Total
		Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period
SMALLCAP GROWTH FUND I
Class J shares
2018	(c)	$10.88	($0.05)	$0.66	$0.61	($0.83)	($0.83)	$10.66
2017		8.59	(0.09)	2.74	2.65	(0.36)	(0.36)	10.88
2016		9.52	(0.06)	0.14	0.08	(1.01)	(1.01)	8.59
2015		11.70	(0.10)	0.38	0.28	(2.46)	(2.46)	9.52
2014		12.63	(0.13)	0.74	0.61	(1.54)	(1.54)	11.70
2013		9.94	(0.13)	3.54	3.41	(0.72)	(0.72)	12.63
Institutional shares
2018	(c)	14.27	(0.04)	0.88	0.84	(0.83)	(0.83)	14.28
2017		11.13	(0.06)	3.56	3.50	(0.36)	(0.36)	14.27
2016		11.99	(0.04)	0.19	0.15	(1.01)	(1.01)	11.13
2015		14.05	(0.07)	0.47	0.40	(2.46)	(2.46)	11.99
2014		14.80	(0.08)	0.87	0.79	(1.54)	(1.54)	14.05
2013		11.47	(0.09)	4.14	4.05	(0.72)	(0.72)	14.80
R-1 shares
2018	(c)	11.91	(0.08)	0.73	0.65	(0.83)	(0.83)	11.73
2017		9.42	(0.15)	3.00	2.85	(0.36)	(0.36)	11.91
2016		10.39	(0.11)	0.15	0.04	(1.01)	(1.01)	9.42
2015		12.59	(0.15)	0.41	0.26	(2.46)	(2.46)	10.39
2014		13.52	(0.18)	0.79	0.61	(1.54)	(1.54)	12.59
2013		10.63	(0.18)	3.79	3.61	(0.72)	(0.72)	13.52
R-2 shares
2018	(c)	11.60	(0.07)	0.70	0.63	(0.83)	(0.83)	11.40
2017		9.17	(0.13)	2.92	2.79	(0.36)	(0.36)	11.60
2016		10.13	(0.10)	0.15	0.05	(1.01)	(1.01)	9.17
2015		12.32	(0.13)	0.40	0.27	(2.46)	(2.46)	10.13
2014		13.25	(0.16)	0.77	0.61	(1.54)	(1.54)	12.32
2013		10.42	(0.16)	3.71	3.55	(0.72)	(0.72)	13.25
R-3 shares
2018	(c)	12.25	(0.07)	0.75	0.68	(0.83)	(0.83)	12.10
2017		9.65	(0.12)	3.08	2.96	(0.36)	(0.36)	12.25
2016		10.59	(0.09)	0.16	0.07	(1.01)	(1.01)	9.65
2015		12.75	(0.12)	0.42	0.30	(2.46)	(2.46)	10.59
2014		13.64	(0.15)	0.80	0.65	(1.54)	(1.54)	12.75
2013		10.68	(0.15)	3.83	3.68	(0.72)	(0.72)	13.64
R-4 shares
2018	(c)	12.94	(0.06)	0.79	0.73	(0.83)	(0.83)	12.84
2017		10.15	(0.11)	3.26	3.15	(0.36)	(0.36)	12.94
2016		11.07	(0.08)	0.17	0.09	(1.01)	(1.01)	10.15
2015		13.19	(0.10)	0.44	0.34	(2.46)	(2.46)	11.07
2014		14.04	(0.13)	0.82	0.69	(1.54)	(1.54)	13.19
2013		10.96	(0.13)	3.93	3.80	(0.72)	(0.72)	14.04
R-5 shares
2018	(c)	13.47	(0.05)	0.82	0.77	(0.83)	(0.83)	13.41
2017		10.55	(0.10)	3.38	3.28	(0.36)	(0.36)	13.47
2016		11.45	(0.07)	0.18	0.11	(1.01)	(1.01)	10.55
2015		13.55	(0.09)	0.45	0.36	(2.46)	(2.46)	11.45
2014		14.36	(0.11)	0.84	0.73	(1.54)	(1.54)	13.55
2013		11.18	(0.11)	4.01	3.90	(0.72)	(0.72)	14.36
R-6 shares
2018	(c)	14.25	(0.04)	0.87	0.83	(0.83)	(0.83)	14.25
2017		11.11	(0.08)	3.58	3.50	(0.36)	(0.36)	14.25
2016		11.98	(0.06)	0.20	0.14	(1.01)	(1.01)	11.11
2015	(i)	14.24	(0.07)	0.27	0.20	(2.46)	(2.46)	11.98

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

		Net Assets, End			Ratio of Gross		Ratio of Net Investment		Portfolio
		of Period (in	Ratio of Expenses to		Expenses to Average		Income to Average Net		Turnover
Total Return		thousands)	Average Net Assets		Net Assets(b)		Assets		Rate

5.93%(d),(e),(f)		$60,376	1.29	%(g)	1.41	%(g)	(0.84	)%(g)	49.0	%(g)
31.61	(e)	58,650	1.36		1.47		(0.91)		52.3
0.95	(e)	47,535	1.35		1.45		(0.73)		57.1
3.12	(e)	52,609	1.46		1.56		(0.96)		70.0
5.00	(e)	53,357	1.50		1.67		(1.09)		66.1
36.73	(e)	30,644	1.56		1.78		(1.17)		74.7

6.07	(d)	192,220	1.02 (g)	,(h)	1.18	(g)	(0.57	) (g)	49.0	(g)
32.04		163,287	1.02		1.11		(0.53)		52.3
1.36		1,292,151	1.02		1.10		(0.39)		57.1
3.50		1,489,140	1.02		1.09		(0.52)		70.0
5.52		1,707,451	1.02		1.09		(0.61)		66.1
37.45		1,729,462	1.07		1.09		(0.68)		74.7

5.65	(d)	2,331	1.87 (g)	,(h)	–		(1.43	) (g)	49.0	(g)
30.92		2,363	1.88	(h)	–		(1.42)		52.3
0.43		2,148	1.88	(h)	–		(1.24)		57.1
2.64		2,974	1.88	(h)	–		(1.38)		70.0
4.63		3,123	1.88	(h)	–		(1.47)		66.1
36.19		2,783	1.94	(h)	–		(1.54)		74.7

5.63	(d)	3,662	1.74 (g)	,(h)	–		(1.29	) (g)	49.0	(g)
31.12		4,942	1.75	(h)	–		(1.28)		52.3
0.55		4,491	1.75	(h)	–		(1.12)		57.1
2.82		6,055	1.75	(h)	–		(1.25)		70.0
4.74		6,581	1.75	(h)	–		(1.34)		66.1
36.36		4,061	1.81	(h)	–		(1.41)		74.7

5.74	(d)	14,637	1.56 (g)	,(h)	–		(1.11	) (g)	49.0	(g)
31.34		17,282	1.57	(h)	–		(1.11)		52.3
0.73		16,020	1.57	(h)	–		(0.94)		57.1
2.99		20,155	1.57	(h)	–		(1.07)		70.0
4.92		21,440	1.57	(h)	–		(1.16)		66.1
36.70		18,858	1.63	(h)	–		(1.25)		74.7

5.83	(d)	11,702	1.37 (g)	,(h)	–		(0.92	) (g)	49.0	(g)
31.67		12,382	1.38	(h)	–		(0.91)		52.3
0.90		12,216	1.38	(h)	–		(0.75)		57.1
3.22		15,758	1.38	(h)	–		(0.89)		70.0
5.07		16,819	1.38	(h)	–		(0.97)		66.1
36.88		16,584	1.44	(h)	–		(1.05)		74.7

5.90	(d)	37,165	1.25 (g)	,(h)	–		(0.80	) (g)	49.0	(g)
31.71		40,715	1.26	(h)	–		(0.80)		52.3
1.05		34,740	1.26	(h)	–		(0.64)		57.1
3.31		36,955	1.26	(h)	–		(0.76)		70.0
5.25		37,684	1.26	(h)	–		(0.85)		66.1
37.05		31,647	1.32	(h)	–		(0.93)		74.7

6.08 (d)	,(f)	1,306,027	0.99 (g)	,(h)	–		(0.55	) (g)	49.0	(g)
32.10		1,299,913	1.01	(h)	–		(0.63)		52.3
1.27		605	1.06	(h)	–		(0.57)		57.1
2.05	(d)	10	1.06 (g)	,(h)	–		(0.59	) (g)	70.0	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2018	(c)	$26.68	$0.12	$1.03	$1.15	($0.25)	($1.50)	($1.75)	$26.08
2017		22.37	0.23	5.75	5.98	(0.22)	(1.45)	(1.67)	26.68
2016		23.02	0.21	0.98	1.19	(0.21)	(1.63)	(1.84)	22.37
2015		24.36	0.22	0.28	0.50	(0.18)	(1.66)	(1.84)	23.02
2014		23.10	0.17	1.80	1.97	(0.11)	(0.60)	(0.71)	24.36
2013		16.90	0.17	6.21	6.38	(0.18)	–	(0.18)	23.10
Institutional shares
2018	(c)	28.06	0.15	1.08	1.23	(0.30)	(1.50)	(1.80)	27.49
2017		23.44	0.30	6.04	6.34	(0.27)	(1.45)	(1.72)	28.06
2016		24.05	0.28	1.01	1.29	(0.27)	(1.63)	(1.90)	23.44
2015		25.37	0.29	0.31	0.60	(0.26)	(1.66)	(1.92)	24.05
2014		24.02	0.26	1.87	2.13	(0.18)	(0.60)	(0.78)	25.37
2013		17.58	0.26	6.44	6.70	(0.26)	–	(0.26)	24.02
R-1 shares
2018	(c)	27.53	0.04	1.06	1.10	(0.09)	(1.50)	(1.59)	27.04
2017		23.06	0.09	5.92	6.01	(0.09)	(1.45)	(1.54)	27.53
2016		23.67	0.09	1.01	1.10	(0.08)	(1.63)	(1.71)	23.06
2015		24.99	0.09	0.31	0.40	(0.06)	(1.66)	(1.72)	23.67
2014		23.71	0.05	1.84	1.89	(0.01)	(0.60)	(0.61)	24.99
2013		17.35	0.09	6.38	6.47	(0.11)	–	(0.11)	23.71
R-2 shares
2018	(c)	28.26	0.06	1.08	1.14	(0.12)	(1.50)	(1.62)	27.78
2017		23.62	0.12	6.09	6.21	(0.12)	(1.45)	(1.57)	28.26
2016		24.19	0.12	1.03	1.15	(0.09)	(1.63)	(1.72)	23.62
2015		25.51	0.13	0.29	0.42	(0.08)	(1.66)	(1.74)	24.19
2014		24.17	0.09	1.89	1.98	(0.04)	(0.60)	(0.64)	25.51
2013		17.67	0.12	6.50	6.62	(0.12)	–	(0.12)	24.17
R-3 shares
2018	(c)	28.49	0.09	1.09	1.18	(0.17)	(1.50)	(1.67)	28.00
2017		23.79	0.17	6.13	6.30	(0.15)	(1.45)	(1.60)	28.49
2016		24.36	0.17	1.03	1.20	(0.14)	(1.63)	(1.77)	23.79
2015		25.68	0.17	0.31	0.48	(0.14)	(1.66)	(1.80)	24.36
2014		24.34	0.13	1.90	2.03	(0.09)	(0.60)	(0.69)	25.68
2013		17.82	0.15	6.55	6.70	(0.18)	–	(0.18)	24.34
R-4 shares
2018	(c)	28.77	0.11	1.12	1.23	(0.22)	(1.50)	(1.72)	28.28
2017		24.01	0.22	6.18	6.40	(0.19)	(1.45)	(1.64)	28.77
2016		24.57	0.21	1.05	1.26	(0.19)	(1.63)	(1.82)	24.01
2015		25.89	0.22	0.30	0.52	(0.18)	(1.66)	(1.84)	24.57
2014		24.51	0.18	1.92	2.10	(0.12)	(0.60)	(0.72)	25.89
2013		17.93	0.19	6.59	6.78	(0.20)	–	(0.20)	24.51
R-5 shares
2018	(c)	28.93	0.13	1.12	1.25	(0.25)	(1.50)	(1.75)	28.43
2017		24.13	0.26	6.21	6.47	(0.22)	(1.45)	(1.67)	28.93
2016		24.69	0.24	1.05	1.29	(0.22)	(1.63)	(1.85)	24.13
2015		25.99	0.25	0.31	0.56	(0.20)	(1.66)	(1.86)	24.69
2014		24.61	0.21	1.92	2.13	(0.15)	(0.60)	(0.75)	25.99
2013		18.00	0.22	6.61	6.83	(0.22)	–	(0.22)	24.61
R-6 shares
2018	(c)	28.05	0.16	1.08	1.24	(0.31)	(1.50)	(1.81)	27.48
2017	(h)	26.52	0.27	2.99	3.26	(0.28)	(1.45)	(1.73)	28.05

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Ratio of Net
		Period (in	to Average Net		Expenses to Average	Investment Income to		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Average Net Assets		Turnover Rate

4.40%(d),(e)		$182,103	0.39%(f)		0.42%(f)	0.94%(f)		15.6	%(f)
27.32	(e)	182,503	0.43		0.46	0.94		14.0
5.85	(e)	149,939	0.47		0.50	0.97		20.7
2.28	(e)	139,090	0.49		0.54	0.92		19.9
8.66	(e)	145,647	0.56		0.60	0.71		19.0
38.11	(e)	140,138	0.61		0.81	0.88		14.6

4.47	(d)	351,928	0.25 (f)	,(g)	–	1.09	(f)	15.6	(f)
27.64		395,731	0.22	(g)	–	1.17		14.0
6.07		558,869	0.21		–	1.24		20.7
2.61		573,165	0.20		0.20	1.20		19.9
9.05		471,425	0.20		0.20	1.06		19.0
38.62		384,824	0.21		0.21	1.24		14.6

4.06	(d)	12,795	1.04	(f)	–	0.30	(f)	15.6	(f)
26.56		13,654	1.04		–	0.34		14.0
5.22		12,570	1.04		–	0.40		20.7
1.75		11,924	1.04		–	0.37		19.9
8.10		14,480	1.04		–	0.23		19.0
37.53		14,560	1.04		–	0.43		14.6

4.09	(d)	14,267	0.91	(f)	–	0.43	(f)	15.6	(f)
26.77		17,487	0.91		–	0.46		14.0
5.35		16,157	0.91		–	0.54		20.7
1.84		15,006	0.91		–	0.51		19.9
8.31		19,359	0.91		–	0.36		19.0
37.71		19,526	0.91		–	0.57		14.6

4.19	(d)	109,317	0.73	(f)	–	0.61	(f)	15.6	(f)
26.99		122,349	0.73		–	0.65		14.0
5.54		119,969	0.73		–	0.72		20.7
2.05		127,893	0.73		–	0.68		19.9
8.46		135,744	0.73		–	0.53		19.0
37.91		106,891	0.73		–	0.73		14.6

4.33	(d)	81,650	0.54	(f)	–	0.80	(f)	15.6	(f)
27.20		90,479	0.54		–	0.83		14.0
5.75		76,916	0.54		–	0.92		20.7
2.22		84,632	0.54		–	0.87		19.9
8.71		87,241	0.54		–	0.73		19.0
38.20		84,904	0.54		–	0.92		14.6

4.39	(d)	188,642	0.42	(f)	–	0.92	(f)	15.6	(f)
27.38		195,569	0.42		–	0.96		14.0
5.86		184,384	0.42		–	1.02		20.7
2.38		178,942	0.42		–	0.99		19.9
8.79		191,185	0.42		–	0.85		19.0
38.36		197,548	0.42		–	1.04		14.6

4.52	(d)	353,316	0.16 (f)	,(g)	–	1.16	(f)	15.6	(f)
12.82	(d)	315,680	0.17 (f)	,(g)	–	1.08	(f)	14.0	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE FUND II
Class J shares
2018	(c)	$13.42	$0.01	$0.04	$0.05	($0.01)	($0.78)	($0.79)	$12.68
2017		11.66	(0.01)	2.51	2.50	(0.02)	(0.72)	(0.74)	13.42
2016		12.49	0.02	0.43	0.45	(0.03)	(1.25)	(1.28)	11.66
2015		13.85	0.02	0.12	0.14	–	(1.50)	(1.50)	12.49
2014		13.56	(0.04)	1.21	1.17	–	(0.88)	(0.88)	13.85
2013		10.02	0.03	3.58	3.61	(0.07)	–	(0.07)	13.56
Institutional shares
2018	(c)	13.77	0.03	0.05	0.08	(0.06)	(0.78)	(0.84)	13.01
2017		11.94	0.06	2.55	2.61	(0.06)	(0.72)	(0.78)	13.77
2016		12.76	0.07	0.44	0.51	(0.08)	(1.25)	(1.33)	11.94
2015		14.10	0.08	0.13	0.21	(0.05)	(1.50)	(1.55)	12.76
2014		13.79	0.03	1.22	1.25	(0.06)	(0.88)	(0.94)	14.10
2013		10.19	0.11	3.62	3.73	(0.13)	–	(0.13)	13.79
R-1 shares
2018	(c)	12.59	(0.02)	0.04	0.02	–	(0.78)	(0.78)	11.83
2017		11.01	(0.06)	2.36	2.30	–	(0.72)	(0.72)	12.59
2016		11.88	(0.03)	0.41	0.38	–	(1.25)	(1.25)	11.01
2015		13.30	(0.04)	0.12	0.08	–	(1.50)	(1.50)	11.88
2014		13.10	(0.08)	1.16	1.08	–	(0.88)	(0.88)	13.30
2013		9.69	0.01	3.45	3.46	(0.05)	–	(0.05)	13.10
R-2 shares
2018	(c)	12.78	(0.01)	0.04	0.03	–	(0.78)	(0.78)	12.03
2017		11.15	(0.04)	2.39	2.35	–	(0.72)	(0.72)	12.78
2016		12.00	(0.02)	0.42	0.40	–	(1.25)	(1.25)	11.15
2015		13.40	(0.01)	0.11	0.10	–	(1.50)	(1.50)	12.00
2014		13.18	(0.06)	1.16	1.10	–	(0.88)	(0.88)	13.40
2013		9.74	0.03	3.47	3.50	(0.06)	–	(0.06)	13.18
R-3 shares
2018	(c)	13.23	–	0.04	0.04	–	(0.78)	(0.78)	12.49
2017		11.51	(0.02)	2.46	2.44	–	(0.72)	(0.72)	13.23
2016		12.35	–	0.43	0.43	(0.02)	(1.25)	(1.27)	11.51
2015		13.72	–	0.13	0.13	–	(1.50)	(1.50)	12.35
2014		13.46	(0.04)	1.18	1.14	–	(0.88)	(0.88)	13.72
2013		9.93	0.04	3.55	3.59	(0.06)	–	(0.06)	13.46
R-4 shares
2018	(c)	13.41	0.01	0.04	0.05	(0.01)	(0.78)	(0.79)	12.67
2017		11.65	–	2.50	2.50	(0.02)	(0.72)	(0.74)	13.41
2016		12.48	0.03	0.43	0.46	(0.04)	(1.25)	(1.29)	11.65
2015		13.83	0.03	0.12	0.15	–	(1.50)	(1.50)	12.48
2014		13.54	(0.02)	1.21	1.19	(0.02)	(0.88)	(0.90)	13.83
2013		10.00	0.07	3.56	3.63	(0.09)	–	(0.09)	13.54
R-5 shares
2018	(c)	13.55	0.02	0.04	0.06	(0.03)	(0.78)	(0.81)	12.80
2017		11.77	0.02	2.52	2.54	(0.04)	(0.72)	(0.76)	13.55
2016		12.59	0.04	0.44	0.48	(0.05)	(1.25)	(1.30)	11.77
2015		13.93	0.04	0.13	0.17	(0.01)	(1.50)	(1.51)	12.59
2014		13.64	–	1.20	1.20	(0.03)	(0.88)	(0.91)	13.93
2013		10.08	0.08	3.59	3.67	(0.11)	–	(0.11)	13.64
R-6 shares
2018	(c)	13.76	0.04	0.04	0.08	(0.06)	(0.78)	(0.84)	13.00
2017		11.93	0.03	2.58	2.61	(0.06)	(0.72)	(0.78)	13.76
2016		12.75	0.03	0.48	0.51	(0.08)	(1.25)	(1.33)	11.93
2015	(i)	14.36	0.07	(0.13)	(0.06)	(0.05)	(1.50)	(1.55)	12.75

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Ratio of Net
		Period (in	to Average Net		Expenses to Average		Investment Income to		Portfolio
Total Return		thousands)	Assets		Net Assets(b)		Average Net Assets		Turnover Rate

0.26%(d),(e)		$18,005	1.37	%(f)	1.43	%(f)	0.14	%(f)	43.0	%(f)
21.66	(e)	19,406	1.40		1.45		(0.04)		58.6
4.33	(e)	18,069	1.41		1.46		0.18		52.5
1.16	(e)	18,937	1.45		1.50		0.12		47.8
8.97	(e)	19,885	1.48		1.54		(0.27)		42.1
36.19	(e)	18,556	1.63		1.85		0.23		60.5

0.48	(d)	196,176	1.00	(f)	1.12	(f)	0.49	(f)	43.0	(f)
22.11		186,765	0.99		1.03		0.43		58.6
4.82		1,144,250	0.99		1.01		0.60		52.5
1.64		1,251,443	0.98		1.00		0.60		47.8
9.47		1,489,023	0.97		0.99		0.25		42.1
37.05		1,475,200	0.98		1.00		0.93		60.5

0.07	(d)	1,081	1.84 (f)	,(g)	–		(0.34	) (f)	43.0	(f)
21.05		1,200	1.85	(g)	–		(0.47)		58.6
3.93		1,434	1.85	(g)	–		(0.26)		52.5
0.70		1,761	1.85	(g)	–		(0.29)		47.8
8.57		1,870	1.84	(g)	–		(0.62)		42.1
35.82		2,106	1.85	(g)	–		0.07		60.5

0.15	(d)	3,158	1.71 (f)	,(g)	–		(0.21	) (f)	43.0	(f)
21.24		3,975	1.72	(g)	–		(0.36)		58.6
3.98	(h)	3,735	1.72	(g)	–		(0.14)		52.5
0.95	(h)	3,666	1.72	(g)	–		(0.12)		47.8
8.68		4,588	1.71	(g)	–		(0.48)		42.1
36.09		6,141	1.72	(g)	–		0.24		60.5

0.22	(d)	10,805	1.53 (f)	,(g)	–		(0.03	) (f)	43.0	(f)
21.41		12,261	1.54	(g)	–		(0.17)		58.6
4.23		13,501	1.54	(g)	–		0.03		52.5
1.08		11,887	1.54	(g)	–		0.01		47.8
8.84		11,532	1.53	(g)	–		(0.31)		42.1
36.35		11,825	1.54	(g)	–		0.37		60.5

0.30	(d)	6,520	1.34 (f)	,(g)	–		0.16	(f)	43.0	(f)
21.64		6,883	1.35	(g)	–		0.02		58.6
4.43		7,570	1.35	(g)	–		0.25		52.5
1.24		12,024	1.35	(g)	–		0.23		47.8
9.13		13,254	1.34	(g)	–		(0.13)		42.1
36.58		11,430	1.35	(g)	–		0.58		60.5

0.34	(d)	27,022	1.22 (f)	,(g)	–		0.29	(f)	43.0	(f)
21.78		31,863	1.23	(g)	–		0.13		58.6
4.60		23,856	1.23	(g)	–		0.35		52.5
1.41		22,508	1.23	(g)	–		0.34		47.8
9.16		22,406	1.22	(g)	–		(0.01)		42.1
36.78		21,954	1.23	(g)	–		0.72		60.5

0.50	(d)	886,095	0.96 (f)	,(g)	–		0.54	(f)	43.0	(f)
22.13		967,766	0.97	(g)	–		0.25		58.6
4.82		3,511	1.01	(g)	–		0.28		52.5
(0.27	) (d)	10	1.01 (f)	,(g)	–		0.55	(f)	47.8	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
TAX-EXEMPT BOND FUND
Institutional shares
2018	(b)	$7.25	$0.15	($0.15)	$–	($0.14)	($0.14)	$7.11
2017		7.43	0.31	(0.20)	0.11	(0.29)	(0.29)	7.25
2016		7.34	0.28	0.09	0.37	(0.28)	(0.28)	7.43
2015	(g)	7.31	0.14	0.01	0.15	(0.12)	(0.12)	7.34

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Expenses to Average Net		Investment Income
		Net Assets, End of	to Average Net		Assets (Excluding Interest Expense		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Assets		Turnover Rate

0.02	%(c)	$46,897	0.59%(d),(e)		0.52%(d),(e),(f)		4.21	%(d)	69.4	%(d)
1.54		40,449	0.52	(e)	0.48 (e)	,(f)	4.22		30.9
5.04		4,346	0.63	(e)	0.60 (e)	,(f)	3.76		33.7
2.07	(c)	345	0.62 (d)	,(e)	0.60 (d)	,(e),(f)	4.15	(d)	21.0	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Period from May 18, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2018 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybid 2065, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid		Beginning
	Beginning	Ending	During Period		Account	Ending	Expenses Paid
	Account	Account	November 1,		Value	Account	During Period November Annualized
	Value November	Value April	2017 to April		November 1,	Value April	1, 2017 to April 30,		Expense
	1, 2017	30, 2018	30, 2018	(a)	2017	30, 2018	2018	(a)	Ratio
California Municipal Fund
Institutional	$1,000.00	$993.11	$2.82		$1,000.00	$1,021.97	$2.86		0.57%

California Municipal Fund (Excluding Interest Expense and Fees)
Institutional	1,000.00	993.10	2.52		1,000.00	1,022.23	2.56		0.51

Core Plus Bond Fund
Class J	1,000.00	979.59	3.88		1,000.00	1,020.88	3.96		0.79
Institutional	1,000.00	981.07	2.21		1,000.00	1,022.56	2.26		0.45
R-1	1,000.00	976.84	6.52		1,000.00	1,018.20	6.66		1.33
R-2	1,000.00	977.28	5.88		1,000.00	1,018.84	6.01		1.20
R-3	1,000.00	979.14	5.01		1,000.00	1,019.74	5.11		1.02
R-4	1,000.00	979.52	4.07		1,000.00	1,020.68	4.16		0.83
R-5	1,000.00	979.76	3.49		1,000.00	1,021.27	3.56		0.71

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid		Beginning
	Beginning	Ending	During Period		Account	Ending	Expenses Paid
	Account	Account	November 1,		Value	Account	During Period November Annualized
	Value November	Value April	2017 to April		November 1,	Value April	1, 2017 to April 30,		Expense
	1, 2017	30, 2018	30, 2018	(a)	2017	30, 2018	2018	(a)	Ratio
Diversified International Fund
Class J	$1,000.00	$1,018.97	$5.71		$1,000.00	$1,019.14	$5.71		1.14%
Institutional	1,000.00	1,020.43	4.16		1,000.00	1,020.68	4.16		0.83
R-1	1,000.00	1,016.70	8.55		1,000.00	1,016.31	8.55		1.71
R-2	1,000.00	1,016.89	7.90		1,000.00	1,016.96	7.90		1.58
R-3	1,000.00	1,018.25	7.01		1,000.00	1,017.85	7.00		1.40
R-4	1,000.00	1,018.67	6.06		1,000.00	1,018.79	6.06		1.21
R-5	1,000.00	1,019.56	5.46		1,000.00	1,019.39	5.46		1.09

Equity Income Fund
Institutional	1,000.00	1,030.37	2.62		1,000.00	1,022.22	2.61		0.52
R-1	1,000.00	1,025.88	6.98		1,000.00	1,017.90	6.95		1.39
R-2	1,000.00	1,026.22	6.33		1,000.00	1,018.55	6.31		1.26
R-3	1,000.00	1,027.24	5.43		1,000.00	1,019.44	5.41		1.08
R-4	1,000.00	1,028.20	4.48		1,000.00	1,020.38	4.46		0.89
R-5	1,000.00	1,029.13	3.87		1,000.00	1,020.98	3.86		0.77

Finisterre Unconstrained
Emerging Markets Bond Fund
Institutional	1,000.00	1,004.47	5.57		1,000.00	1,019.24	5.61		1.12

Global Diversified Income Fund
Institutional	1,000.00	1,003.55	3.78		1,000.00	1,021.03	3.81		0.76
R-6	1,000.00	1,003.73	3.58		1,000.00	1,021.22	3.61		0.72

Global Diversified Income Fund (Excluding Dividends and Interest
Expense on Shorts and Short Sale Fees)
Institutional	1,000.00	1,003.50	3.73		1,000.00	1,021.03	3.77		0.75
R-6	1,000.00	1,003.70	3.53		1,000.00	1,021.23	3.56		0.71

Global Real Estate Securities
Fund
Institutional	1,000.00	1,040.93	4.76		1,000.00	1,020.13	4.71		0.94
R-3	1,000.00	1,038.45	7.28		1,000.00	1,017.65	7.20		1.44
R-4	1,000.00	1,039.47	6.32		1,000.00	1,018.60	6.26		1.25
R-5	1,000.00	1,039.96	5.72		1,000.00	1,019.19	5.66		1.13
R-6	1,000.00	1,041.24	4.45		1,000.00	1,020.43	4.41		0.88

Government & High Quality
Bond Fund
Class J	1,000.00	983.11	4.08		1,000.00	1,020.68	4.16		0.83
Institutional	1,000.00	984.55	2.61		1,000.00	1,022.17	2.66		0.53
R-1	1,000.00	980.86	6.34		1,000.00	1,018.40	6.46		1.29
R-2	1,000.00	980.53	5.70		1,000.00	1,019.04	5.81		1.16
R-3	1,000.00	981.41	4.81		1,000.00	1,019.93	4.91		0.98
R-4	1,000.00	983.30	3.88		1,000.00	1,020.88	3.96		0.79
R-5	1,000.00	982.94	3.29		1,000.00	1,021.47	3.36		0.67

Government Money Market
Fund
Institutional	1,000.00	1,004.73	0.50	(b)	1,000.00	1,024.10	0.70		0.14

High Yield Fund
Institutional	1,000.00	993.94	3.02		1,000.00	1,021.77	3.06		0.61
R-6	1,000.00	994.36	2.62		1,000.00	1,022.17	2.66		0.53

High Yield Fund I
Institutional	1,000.00	998.02	3.22		1,000.00	1,021.57	3.26		0.65

Income Fund
Class J	1,000.00	989.35	3.60		1,000.00	1,021.17	3.66		0.73
Institutional	1,000.00	990.11	2.81		1,000.00	1,021.97	2.86		0.57
R-1	1,000.00	987.30	6.70		1,000.00	1,018.05	6.80		1.36
R-2	1,000.00	986.91	6.06		1,000.00	1,018.70	6.16		1.23
R-3	1,000.00	987.79	5.18		1,000.00	1,019.59	5.26		1.05
R-4	1,000.00	989.76	4.24		1,000.00	1,020.53	4.31		0.86
R-5	1,000.00	989.29	3.65		1,000.00	1,021.12	3.71		0.74
R-6	1,000.00	991.60	2.37		1,000.00	1,022.41	2.41		0.48

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid		Beginning
	Beginning	Ending	During Period		Account	Ending	Expenses Paid
	Account	Account	November 1,		Value	Account	During Period November Annualized
	Value November	Value April	2017 to April		November 1,	Value April	1, 2017 to April 30,		Expense
	1, 2017	30, 2018	30, 2018	(a)	2017	30, 2018	2018	(a)	Ratio
Inflation Protection Fund
Class J	$1,000.00	$1,001.91	$5.31		$1,000.00	$1,019.49	$5.36		1.07%
Institutional	1,000.00	1,005.07	1.94		1,000.00	1,022.86	1.96		0.39
R-1	1,000.00	1,000.39	6.25		1,000.00	1,018.55	6.31		1.26
R-2	1,000.00	1,002.08	5.61		1,000.00	1,019.19	5.66		1.13
R-3	1,000.00	1,002.41	4.72		1,000.00	1,020.08	4.76		0.95
R-4	1,000.00	1,002.93	3.77		1,000.00	1,021.03	3.81		0.76
R-5	1,000.00	1,003.26	3.18		1,000.00	1,021.62	3.21		0.64

International Emerging Markets
Fund
Class J	1,000.00	1,037.91	7.73		1,000.00	1,017.21	7.65		1.53
Institutional	1,000.00	1,038.94	6.72		1,000.00	1,018.20	6.66		1.33
R-1	1,000.00	1,034.69	10.75		1,000.00	1,014.23	10.64		2.13
R-2	1,000.00	1,035.73	10.09		1,000.00	1,014.88	9.99		2.00
R-3	1,000.00	1,036.41	9.19		1,000.00	1,015.77	9.10		1.82
R-4	1,000.00	1,037.57	8.23		1,000.00	1,016.71	8.15		1.63
R-5	1,000.00	1,038.25	7.63		1,000.00	1,017.31	7.55		1.51
R-6	1,000.00	1,039.31	6.17		1,000.00	1,018.74	6.11		1.22

International Fund I
Institutional	1,000.00	1,028.53	5.03		1,000.00	1,019.84	5.01		1.00
R-1	1,000.00	1,025.05	9.09		1,000.00	1,015.82	9.05		1.81
R-2	1,000.00	1,026.01	8.44		1,000.00	1,016.46	8.40		1.68
R-3	1,000.00	1,026.50	7.54		1,000.00	1,017.36	7.50		1.50
R-4	1,000.00	1,027.51	6.59		1,000.00	1,018.30	6.56		1.31
R-5	1,000.00	1,028.03	5.98		1,000.00	1,018.89	5.96		1.19
R-6	1,000.00	1,029.08	4.63		1,000.00	1,020.23	4.61		0.92

LargeCap Growth Fund
Class J	1,000.00	1,079.17	4.85		1,000.00	1,020.13	4.71		0.94
Institutional	1,000.00	1,081.57	3.51		1,000.00	1,021.42	3.41		0.68
R-1	1,000.00	1,076.05	8.03		1,000.00	1,017.06	7.80		1.56
R-2	1,000.00	1,077.23	7.37		1,000.00	1,017.70	7.15		1.43
R-3	1,000.00	1,078.17	6.44		1,000.00	1,018.60	6.26		1.25
R-4	1,000.00	1,078.40	5.46		1,000.00	1,019.54	5.31		1.06
R-5	1,000.00	1,080.56	4.85		1,000.00	1,020.13	4.71		0.94

LargeCap Growth Fund I
Class J	1,000.00	1,095.30	4.21		1,000.00	1,020.78	4.06		0.81
Institutional	1,000.00	1,095.81	3.43		1,000.00	1,021.52	3.31		0.66
R-1	1,000.00	1,091.35	7.62		1,000.00	1,017.50	7.35		1.47
R-2	1,000.00	1,092.75	6.95		1,000.00	1,018.15	6.71		1.34
R-3	1,000.00	1,093.54	6.02		1,000.00	1,019.04	5.81		1.16
R-4	1,000.00	1,095.09	5.04		1,000.00	1,019.98	4.86		0.97
R-5	1,000.00	1,095.46	4.42		1,000.00	1,020.58	4.26		0.85
R-6	1,000.00	1,096.24	3.07		1,000.00	1,021.87	2.96		0.59

LargeCap S&P 500 Index Fund
Class J	1,000.00	1,036.19	1.82		1,000.00	1,023.01	1.81		0.36
Institutional	1,000.00	1,037.18	0.81		1,000.00	1,024.00	0.80		0.16
R-1	1,000.00	1,032.33	5.19		1,000.00	1,019.69	5.16		1.03
R-2	1,000.00	1,033.07	4.54		1,000.00	1,020.33	4.51		0.90
R-3	1,000.00	1,034.61	3.63		1,000.00	1,021.22	3.61		0.72
R-4	1,000.00	1,035.08	2.67		1,000.00	1,022.17	2.66		0.53
R-5	1,000.00	1,035.83	2.07		1,000.00	1,022.76	2.06		0.41

LargeCap Value Fund
Class J	1,000.00	1,039.61	3.79		1,000.00	1,021.08	3.76		0.75
Institutional	1,000.00	1,040.35	2.18		1,000.00	1,022.66	2.16		0.43
R-1	1,000.00	1,035.99	6.76		1,000.00	1,018.15	6.71		1.34
R-2	1,000.00	1,037.15	6.11		1,000.00	1,018.79	6.06		1.21
R-3	1,000.00	1,037.84	5.20		1,000.00	1,019.69	5.16		1.03
R-4	1,000.00	1,038.48	4.25		1,000.00	1,020.63	4.21		0.84
R-5	1,000.00	1,039.36	3.64		1,000.00	1,021.22	3.61		0.72

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid		Beginning
	Beginning	Ending	During Period		Account	Ending	Expenses Paid
	Account	Account	November 1,		Value	Account	During Period November Annualized
	Value November	Value April	2017 to April		November 1,	Value April	1, 2017 to April 30,		Expense
	1, 2017	30, 2018	30, 2018	(a)	2017	30, 2018	2018	(a)	Ratio
LargeCap Value Fund III
Class J	$1,000.00	$1,035.52	$5.15		$1,000.00	$1,019.74	$5.11		1.02%
Institutional	1,000.00	1,037.41	3.59		1,000.00	1,021.27	3.56		0.71
R-1	1,000.00	1,032.85	8.01		1,000.00	1,016.91	7.95		1.59
R-2	1,000.00	1,033.19	7.36		1,000.00	1,017.55	7.30		1.46
R-3	1,000.00	1,034.38	6.46		1,000.00	1,018.45	6.41		1.28
R-4	1,000.00	1,035.38	5.50		1,000.00	1,019.39	5.46		1.09
R-5	1,000.00	1,036.49	4.90		1,000.00	1,019.98	4.86		0.97

MidCap Fund
Class J	1,000.00	1,011.10	4.04		1,000.00	1,020.78	4.06		0.81
Institutional	1,000.00	1,011.70	3.39		1,000.00	1,021.42	3.41		0.68
R-1	1,000.00	1,007.77	7.32		1,000.00	1,017.50	7.35		1.47
R-2	1,000.00	1,008.46	6.67		1,000.00	1,018.15	6.71		1.34
R-3	1,000.00	1,009.35	5.78		1,000.00	1,019.04	5.81		1.16
R-4	1,000.00	1,010.14	4.83		1,000.00	1,019.98	4.86		0.97
R-5	1,000.00	1,010.98	4.24		1,000.00	1,020.58	4.26		0.85
R-6	1,000.00	1,012.20	2.94		1,000.00	1,021.87	2.96		0.59

MidCap Growth Fund
Class J	1,000.00	1,031.18	4.68		1,000.00	1,020.18	4.66		0.93
Institutional	1,000.00	1,031.67	3.78		1,000.00	1,021.08	3.76		0.75
R-1	1,000.00	1,027.18	7.79		1,000.00	1,017.11	7.75		1.55
R-2	1,000.00	1,027.86	7.14		1,000.00	1,017.75	7.10		1.42
R-3	1,000.00	1,028.65	6.24		1,000.00	1,018.65	6.21		1.24
R-4	1,000.00	1,030.64	5.29		1,000.00	1,019.59	5.26		1.05
R-5	1,000.00	1,030.66	4.68		1,000.00	1,020.18	4.66		0.93

MidCap Growth Fund III
Class J	1,000.00	1,054.74	6.32		1,000.00	1,018.65	6.21		1.24
Institutional	1,000.00	1,056.64	4.59		1,000.00	1,020.33	4.51		0.90
R-1	1,000.00	1,051.01	9.05		1,000.00	1,015.97	8.90		1.78
R-2	1,000.00	1,053.03	8.40		1,000.00	1,016.61	8.25		1.65
R-3	1,000.00	1,053.53	7.48		1,000.00	1,017.50	7.35		1.47
R-4	1,000.00	1,053.92	6.52		1,000.00	1,018.45	6.41		1.28
R-5	1,000.00	1,055.28	5.91		1,000.00	1,019.04	5.81		1.16

MidCap S&P 400 Index Fund
Class J	1,000.00	1,026.21	1.96		1,000.00	1,022.86	1.96		0.39
Institutional	1,000.00	1,026.85	1.11		1,000.00	1,023.70	1.10		0.22
R-1	1,000.00	1,023.00	5.22		1,000.00	1,019.64	5.21		1.04
R-2	1,000.00	1,023.77	4.57		1,000.00	1,020.28	4.56		0.91
R-3	1,000.00	1,024.71	3.66		1,000.00	1,021.17	3.66		0.73
R-4	1,000.00	1,025.51	2.71		1,000.00	1,022.12	2.71		0.54
R-5	1,000.00	1,025.98	2.11		1,000.00	1,022.71	2.11		0.42
R-6	1,000.00	1,027.81	0.80		1,000.00	1,024.00	0.80		0.16

MidCap Value Fund I
Class J	1,000.00	1,023.40	5.92		1,000.00	1,018.94	5.91		1.18
Institutional	1,000.00	1,025.14	4.57		1,000.00	1,020.28	4.56		0.91
R-1	1,000.00	1,020.79	8.82		1,000.00	1,016.07	8.80		1.76
R-2	1,000.00	1,021.28	8.17		1,000.00	1,016.71	8.15		1.63
R-3	1,000.00	1,022.67	7.27		1,000.00	1,017.60	7.25		1.45
R-4	1,000.00	1,023.13	6.32		1,000.00	1,018.55	6.31		1.26
R-5	1,000.00	1,023.95	5.72		1,000.00	1,019.14	5.71		1.14

MidCap Value Fund III
Class J	1,000.00	985.74	4.43		1,000.00	1,020.33	4.51		0.90
Institutional	1,000.00	986.93	3.69		1,000.00	1,021.08	3.76		0.75
R-1	1,000.00	983.05	7.42		1,000.00	1,017.31	7.55		1.51
R-2	1,000.00	983.83	6.79		1,000.00	1,017.95	6.90		1.38
R-3	1,000.00	984.51	5.90		1,000.00	1,018.84	6.01		1.20
R-4	1,000.00	985.68	4.97		1,000.00	1,019.79	5.06		1.01
R-5	1,000.00	986.45	4.38		1,000.00	1,020.38	4.46		0.89
R-6	1,000.00	987.24	3.10		1,000.00	1,021.67	3.16		0.63

Money Market Fund
Class J	1,000.00	1,005.08	2.88		1,000.00	1,021.92	2.91		0.58

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid		Beginning
	Beginning	Ending	During Period		Account	Ending	Expenses Paid
	Account	Account	November 1,		Value	Account	During Period November Annualized
	Value November	Value April	2017 to April		November 1,	Value April	1, 2017 to April 30,		Expense
	1, 2017	30, 2018	30, 2018	(a)	2017	30, 2018	2018	(a)	Ratio
Overseas Fund
Institutional	$1,000.00	$1,025.47	$5.07		$1,000.00	$1,019.79	$5.06		1.01%
R-1	1,000.00	1,020.71	9.47		1,000.00	1,015.42	9.44		1.89
R-2	1,000.00	1,021.39	8.82		1,000.00	1,016.07	8.80		1.76
R-3	1,000.00	1,022.99	7.93		1,000.00	1,016.96	7.90		1.58
R-4	1,000.00	1,023.21	6.97		1,000.00	1,017.90	6.95		1.39
R-5	1,000.00	1,024.01	6.37		1,000.00	1,018.50	6.36		1.27

Principal Capital Appreciation
Fund
Institutional	1,000.00	1,035.61	2.37		1,000.00	1,022.46	2.36		0.47
R-1	1,000.00	1,031.11	6.80		1,000.00	1,018.10	6.76		1.35
R-2	1,000.00	1,031.81	6.15		1,000.00	1,018.74	6.11		1.22
R-3	1,000.00	1,032.60	5.24		1,000.00	1,019.64	5.21		1.04
R-4	1,000.00	1,033.67	4.29		1,000.00	1,020.58	4.26		0.85
R-5	1,000.00	1,034.26	3.68		1,000.00	1,021.17	3.66		0.73

Principal LifeTime 2010 Fund
Class J	1,000.00	1,007.11	0.90		1,000.00	1,023.90	0.90		0.18
Institutional	1,000.00	1,007.99	0.05		1,000.00	1,024.74	0.05		0.01
R-1	1,000.00	1,003.08	4.37		1,000.00	1,020.43	4.41		0.88
R-2	1,000.00	1,003.85	3.73		1,000.00	1,021.08	3.76		0.75
R-3	1,000.00	1,005.00	2.83		1,000.00	1,021.97	2.86		0.57
R-4	1,000.00	1,006.09	1.89		1,000.00	1,022.91	1.91		0.38
R-5	1,000.00	1,006.78	1.29		1,000.00	1,023.51	1.30		0.26

Principal LifeTime 2015 Fund
Institutional	1,000.00	1,011.02	0.05		1,000.00	1,024.74	0.05		0.01
R-1	1,000.00	1,006.44	4.43		1,000.00	1,020.38	4.46		0.89
R-2	1,000.00	1,007.49	3.78		1,000.00	1,021.03	3.81		0.76
R-3	1,000.00	1,008.30	2.89		1,000.00	1,021.92	2.91		0.58
R-4	1,000.00	1,009.31	1.94		1,000.00	1,022.86	1.96		0.39
R-5	1,000.00	1,010.21	1.35		1,000.00	1,023.46	1.35		0.27

Principal LifeTime 2020 Fund
Class J	1,000.00	1,014.45	0.80		1,000.00	1,024.00	0.80		0.16
Institutional	1,000.00	1,015.91	0.05		1,000.00	1,024.74	0.05		0.01
R-1	1,000.00	1,010.89	4.39		1,000.00	1,020.43	4.41		0.88
R-2	1,000.00	1,012.16	3.74		1,000.00	1,021.08	3.76		0.75
R-3	1,000.00	1,012.22	2.84		1,000.00	1,021.97	2.86		0.57
R-4	1,000.00	1,013.83	1.90		1,000.00	1,022.91	1.91		0.38
R-5	1,000.00	1,013.96	1.30		1,000.00	1,023.51	1.30		0.26

Principal LifeTime 2025 Fund
Institutional	1,000.00	1,018.20	0.05		1,000.00	1,024.74	0.05		0.01
R-1	1,000.00	1,014.85	4.40		1,000.00	1,020.43	4.41		0.88
R-2	1,000.00	1,015.06	3.75		1,000.00	1,021.08	3.76		0.75
R-3	1,000.00	1,015.72	2.85		1,000.00	1,021.97	2.86		0.57
R-4	1,000.00	1,016.84	1.90		1,000.00	1,022.91	1.91		0.38
R-5	1,000.00	1,017.61	1.30		1,000.00	1,023.51	1.30		0.26

Principal LifeTime 2030 Fund
Class J	1,000.00	1,021.94	0.85		1,000.00	1,023.95	0.85		0.17
Institutional	1,000.00	1,022.73	0.05		1,000.00	1,024.74	0.05		0.01
R-1	1,000.00	1,018.58	4.40		1,000.00	1,020.43	4.41		0.88
R-2	1,000.00	1,019.32	3.76		1,000.00	1,021.08	3.76		0.75
R-3	1,000.00	1,020.38	2.86		1,000.00	1,021.97	2.86		0.57
R-4	1,000.00	1,021.30	1.90		1,000.00	1,022.91	1.91		0.38
R-5	1,000.00	1,022.11	1.30		1,000.00	1,023.51	1.30		0.26

Principal LifeTime 2035 Fund
Institutional	1,000.00	1,027.13	0.05		1,000.00	1,024.74	0.05		0.01
R-1	1,000.00	1,022.48	4.41		1,000.00	1,020.43	4.41		0.88
R-2	1,000.00	1,023.48	3.76		1,000.00	1,021.08	3.76		0.75
R-3	1,000.00	1,024.59	2.86		1,000.00	1,021.97	2.86		0.57
R-4	1,000.00	1,025.61	1.91		1,000.00	1,022.91	1.91		0.38
R-5	1,000.00	1,026.52	1.31		1,000.00	1,023.51	1.30		0.26

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid		Beginning
	Beginning	Ending	During Period		Account	Ending	Expenses Paid
	Account	Account	November 1,		Value	Account	During Period November Annualized
	Value November	Value April	2017 to April		November 1,	Value April	1, 2017 to April 30,		Expense
	1, 2017	30, 2018	30, 2018	(a)	2017	30, 2018	2018	(a)	Ratio
Principal LifeTime 2040 Fund
Class J	$1,000.00	$1,029.35	$0.91		$1,000.00	$1,023.90	$0.90		0.18%
Institutional	1,000.00	1,030.14	0.05		1,000.00	1,024.74	0.05		0.01
R-1	1,000.00	1,025.82	4.42		1,000.00	1,020.43	4.41		0.88
R-2	1,000.00	1,026.28	3.77		1,000.00	1,021.08	3.76		0.75
R-3	1,000.00	1,027.36	2.87		1,000.00	1,021.97	2.86		0.57
R-4	1,000.00	1,028.26	1.91		1,000.00	1,022.91	1.91		0.38
R-5	1,000.00	1,028.91	1.31		1,000.00	1,023.51	1.30		0.26

Principal LifeTime 2045 Fund
Institutional	1,000.00	1,032.16	0.05		1,000.00	1,024.74	0.05		0.01
R-1	1,000.00	1,027.91	4.42		1,000.00	1,020.43	4.41		0.88
R-2	1,000.00	1,028.55	3.77		1,000.00	1,021.08	3.76		0.75
R-3	1,000.00	1,029.40	2.87		1,000.00	1,021.97	2.86		0.57
R-4	1,000.00	1,030.31	1.91		1,000.00	1,022.91	1.91		0.38
R-5	1,000.00	1,031.06	1.31		1,000.00	1,023.51	1.30		0.26

Principal LifeTime 2050 Fund
Class J	1,000.00	1,033.22	1.11		1,000.00	1,023.70	1.10		0.22
Institutional	1,000.00	1,034.26	0.05		1,000.00	1,024.74	0.05		0.01
R-1	1,000.00	1,029.93	4.43		1,000.00	1,020.43	4.41		0.88
R-2	1,000.00	1,030.17	3.78		1,000.00	1,021.08	3.76		0.75
R-3	1,000.00	1,031.20	2.87		1,000.00	1,021.97	2.86		0.57
R-4	1,000.00	1,032.49	1.91		1,000.00	1,022.91	1.91		0.38
R-5	1,000.00	1,032.54	1.31		1,000.00	1,023.51	1.30		0.26

Principal LifeTime 2055 Fund
Institutional	1,000.00	1,035.16	0.10		1,000.00	1,024.70	0.10		0.02
R-1	1,000.00	1,031.00	4.48		1,000.00	1,020.38	4.46		0.89
R-2	1,000.00	1,031.70	3.83		1,000.00	1,021.03	3.81		0.76
R-3	1,000.00	1,032.07	2.92		1,000.00	1,021.92	2.91		0.58
R-4	1,000.00	1,033.83	1.97		1,000.00	1,022.86	1.96		0.39
R-5	1,000.00	1,034.23	1.36		1,000.00	1,023.46	1.35		0.27

Principal LifeTime 2060 Fund
Class J	1,000.00	1,033.36	1.92		1,000.00	1,022.91	1.91		0.38
Institutional	1,000.00	1,036.04	0.15		1,000.00	1,024.65	0.15		0.03
R-1	1,000.00	1,031.01	4.48		1,000.00	1,020.38	4.46		0.89
R-2	1,000.00	1,032.09	3.83		1,000.00	1,021.03	3.81		0.76
R-3	1,000.00	1,032.77	2.92		1,000.00	1,021.92	2.91		0.58
R-4	1,000.00	1,033.32	1.97		1,000.00	1,022.86	1.96		0.39
R-5	1,000.00	1,034.29	1.36		1,000.00	1,023.46	1.35		0.27

Principal LifeTime 2065 Fund
Institutional	1,000.00	1,034.34	0.50		1,000.00	1,024.30	0.50		0.10
R-1	1,000.00	1,031.49	4.68		1,000.00	1,020.18	4.66		0.93
R-2	1,000.00	1,029.53	4.03		1,000.00	1,020.83	4.01		0.80
R-3	1,000.00	1,032.44	3.12		1,000.00	1,021.72	3.11		0.62
R-4	1,000.00	1,033.40	2.17		1,000.00	1,022.66	2.16		0.43
R-5	1,000.00	1,034.37	1.56		1,000.00	1,023.26	1.56		0.31

Principal LifeTime Hybrid 2015
Fund
Class J	1,000.00	1,000.93	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	1,008.41	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	1,008.40	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Hybrid 2020
Fund
Class J	1,000.00	1,000.91	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	1,011.46	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	1,011.67	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Hybrid 2025
Fund
Class J	1,000.00	1,001.77	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	1,015.23	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	1,015.28	0.10		1,000.00	1,024.70	0.10		0.02

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid		Beginning
	Beginning	Ending	During Period		Account	Ending	Expenses Paid
	Account	Account	November 1,		Value	Account	During Period November Annualized
	Value November	Value April	2017 to April		November 1,	Value April	1, 2017 to April 30,		Expense
	1, 2017	30, 2018	30, 2018	(a)	2017	30, 2018	2018	(a)	Ratio
Principal LifeTime Hybrid 2030
Fund
Class J	$1,000.00	$1,000.87	$0.49	(c)	$1,000.00	$1,023.31	$1.51		0.30%
Institutional	1,000.00	1,019.07	0.20		1,000.00	1,024.60	0.20		0.04
R-6	1,000.00	1,018.35	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Hybrid 2035
Fund
Class J	1,000.00	1,000.85	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	1,020.55	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	1,020.55	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Hybrid 2040
Fund
Class J	1,000.00	1,000.84	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	1,022.82	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	1,022.83	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Hybrid 2045
Fund
Class J	1,000.00	1,001.66	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	1,024.93	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	1,024.91	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Hybrid 2050
Fund
Class J	1,000.00	1,003.30	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	1,026.57	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	1,026.57	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Hybrid 2055
Fund
Class J	1,000.00	1,002.44	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	1,027.93	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	1,027.91	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Hybrid 2060
Fund
Class J	1,000.00	1,002.44	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	1,028.68	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	1,028.64	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Hybrid 2065
Fund
Class J	1,000.00	1,002.85	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	1,030.38	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	1,030.38	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Hybrid
Income Fund
Class J	1,000.00	1,000.00	0.49	(c)	1,000.00	1,023.31	1.51		0.30
Institutional	1,000.00	999.95	0.25		1,000.00	1,024.55	0.25		0.05
R-6	1,000.00	999.95	0.10		1,000.00	1,024.70	0.10		0.02

Principal LifeTime Strategic
Income Fund
Class J	1,000.00	1,000.64	1.09		1,000.00	1,023.70	1.10		0.22
Institutional	1,000.00	1,001.82	0.10		1,000.00	1,024.70	0.10		0.02
R-1	1,000.00	997.75	4.41		1,000.00	1,020.38	4.46		0.89
R-2	1,000.00	998.06	3.77		1,000.00	1,021.03	3.81		0.76
R-3	1,000.00	999.06	2.87		1,000.00	1,021.92	2.91		0.58
R-4	1,000.00	1,000.03	1.93		1,000.00	1,022.86	1.96		0.39
R-5	1,000.00	1,001.26	1.34		1,000.00	1,023.46	1.35		0.27

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid		Beginning
	Beginning	Ending	During Period		Account	Ending	Expenses Paid
	Account	Account	November 1,		Value	Account	During Period November Annualized
	Value November	Value April	2017 to April		November 1,	Value April	1, 2017 to April 30,		Expense
	1, 2017	30, 2018	30, 2018	(a)	2017	30, 2018	2018	(a)	Ratio
Real Estate Securities Fund
Class J	$1,000.00	$983.41	$5.56		$1,000.00	$1,019.19	$5.66		1.13%
Institutional	1,000.00	984.58	4.38		1,000.00	1,020.38	4.46		0.89
R-1	1,000.00	980.23	8.30		1,000.00	1,016.41	8.45		1.69
R-2	1,000.00	981.37	7.66		1,000.00	1,017.06	7.80		1.56
R-3	1,000.00	982.12	6.78		1,000.00	1,017.95	6.90		1.38
R-4	1,000.00	982.95	5.85		1,000.00	1,018.89	5.96		1.19
R-5	1,000.00	983.62	5.26		1,000.00	1,019.49	5.36		1.07
R-6	1,000.00	984.97	4.04		1,000.00	1,020.73	4.11		0.82

SAM Balanced Portfolio
Class J	1,000.00	1,016.38	2.15		1,000.00	1,022.66	2.16		0.43
Institutional	1,000.00	1,016.84	1.40		1,000.00	1,023.41	1.40		0.28
R-1	1,000.00	1,012.99	5.74		1,000.00	1,019.09	5.76		1.15
R-2	1,000.00	1,013.23	5.09		1,000.00	1,019.74	5.11		1.02
R-3	1,000.00	1,013.99	4.19		1,000.00	1,020.63	4.21		0.84
R-4	1,000.00	1,015.57	3.25		1,000.00	1,021.57	3.26		0.65
R-5	1,000.00	1,016.23	2.65		1,000.00	1,022.17	2.66		0.53

SAM Conservative Balanced
Portfolio
Class J	1,000.00	1,008.01	2.14		1,000.00	1,022.66	2.16		0.43
Institutional	1,000.00	1,008.74	1.39		1,000.00	1,023.41	1.40		0.28
R-1	1,000.00	1,004.24	5.71		1,000.00	1,019.09	5.76		1.15
R-2	1,000.00	1,004.95	5.07		1,000.00	1,019.74	5.11		1.02
R-3	1,000.00	1,005.88	4.18		1,000.00	1,020.63	4.21		0.84
R-4	1,000.00	1,006.06	3.23		1,000.00	1,021.57	3.26		0.65
R-5	1,000.00	1,006.64	2.64		1,000.00	1,022.17	2.66		0.53

SAM Conservative Growth
Portfolio
Class J	1,000.00	1,024.68	2.21		1,000.00	1,022.61	2.21		0.44
Institutional	1,000.00	1,025.21	1.41		1,000.00	1,023.41	1.40		0.28
R-1	1,000.00	1,021.29	5.76		1,000.00	1,019.09	5.76		1.15
R-2	1,000.00	1,021.89	5.11		1,000.00	1,019.74	5.11		1.02
R-3	1,000.00	1,022.23	4.21		1,000.00	1,020.63	4.21		0.84
R-4	1,000.00	1,023.55	3.26		1,000.00	1,021.57	3.26		0.65
R-5	1,000.00	1,024.56	2.66		1,000.00	1,022.17	2.66		0.53

SAM Flexible Income Portfolio
Class J	1,000.00	1,001.11	2.13		1,000.00	1,022.66	2.16		0.43
Institutional	1,000.00	1,001.70	1.49		1,000.00	1,023.31	1.51		0.30
R-1	1,000.00	996.70	5.69		1,000.00	1,019.09	5.76		1.15
R-2	1,000.00	998.19	5.05		1,000.00	1,019.74	5.11		1.02
R-3	1,000.00	998.23	4.16		1,000.00	1,020.63	4.21		0.84
R-4	1,000.00	999.96	3.22		1,000.00	1,021.57	3.26		0.65
R-5	1,000.00	1,000.57	2.63		1,000.00	1,022.17	2.66		0.53

SAM Strategic Growth Portfolio
Class J	1,000.00	1,028.03	2.26		1,000.00	1,022.56	2.26		0.45
Institutional	1,000.00	1,028.36	1.41		1,000.00	1,023.41	1.40		0.28
R-1	1,000.00	1,024.38	5.77		1,000.00	1,019.09	5.76		1.15
R-2	1,000.00	1,024.74	5.12		1,000.00	1,019.74	5.11		1.02
R-3	1,000.00	1,025.82	4.22		1,000.00	1,020.63	4.21		0.84
R-4	1,000.00	1,026.82	3.27		1,000.00	1,021.57	3.26		0.65
R-5	1,000.00	1,027.78	2.66		1,000.00	1,022.17	2.66		0.53

Short-Term Income Fund
Class J	1,000.00	995.87	3.22		1,000.00	1,021.57	3.26		0.65
Institutional	1,000.00	996.98	2.13		1,000.00	1,022.66	2.16		0.43
R-1	1,000.00	992.72	6.37		1,000.00	1,018.40	6.46		1.29
R-2	1,000.00	993.36	5.73		1,000.00	1,019.04	5.81		1.16
R-3	1,000.00	994.25	4.85		1,000.00	1,019.93	4.91		0.98
R-4	1,000.00	995.19	3.91		1,000.00	1,020.88	3.96		0.79
R-5	1,000.00	995.78	3.32		1,000.00	1,021.47	3.36		0.67

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid		Beginning
	Beginning	Ending	During Period		Account	Ending	Expenses Paid
	Account	Account	November 1,		Value	Account	During Period November Annualized
	Value November	Value April	2017 to April		November 1,	Value April	1, 2017 to April 30,		Expense
	1, 2017	30, 2018	30, 2018	(a)	2017	30, 2018	2018	(a)	Ratio
SmallCap Fund
Class J	$1,000.00	$1,055.56	$5.25		$1,000.00	$1,019.69	$5.16		1.03%
Institutional	1,000.00	1,056.59	4.08		1,000.00	1,020.83	4.01		0.80
R-1	1,000.00	1,052.17	8.29		1,000.00	1,016.71	8.15		1.63
R-2	1,000.00	1,053.04	7.64		1,000.00	1,017.36	7.50		1.50
R-3	1,000.00	1,053.36	6.72		1,000.00	1,018.25	6.61		1.32
R-4	1,000.00	1,054.83	5.76		1,000.00	1,019.19	5.66		1.13
R-5	1,000.00	1,055.70	5.15		1,000.00	1,019.79	5.06		1.01
R-6	1,000.00	1,056.94	3.93		1,000.00	1,020.98	3.86		0.77

SmallCap Growth Fund I
Class J	1,000.00	1,059.30	6.59		1,000.00	1,018.40	6.46		1.29
Institutional	1,000.00	1,060.66	5.21		1,000.00	1,019.74	5.11		1.02
R-1	1,000.00	1,056.52	9.54		1,000.00	1,015.52	9.35		1.87
R-2	1,000.00	1,056.29	8.87		1,000.00	1,016.17	8.70		1.74
R-3	1,000.00	1,057.41	7.96		1,000.00	1,017.06	7.80		1.56
R-4	1,000.00	1,058.28	6.99		1,000.00	1,018.00	6.85		1.37
R-5	1,000.00	1,058.99	6.38		1,000.00	1,018.60	6.26		1.25
R-6	1,000.00	1,060.75	5.06		1,000.00	1,019.89	4.96		0.99

SmallCap S&P 600 Index Fund
Class J	1,000.00	1,044.00	1.98		1,000.00	1,022.86	1.96		0.39
Institutional	1,000.00	1,044.66	1.27		1,000.00	1,023.55	1.25		0.25
R-1	1,000.00	1,040.57	5.26		1,000.00	1,019.64	5.21		1.04
R-2	1,000.00	1,040.93	4.60		1,000.00	1,020.28	4.56		0.91
R-3	1,000.00	1,041.92	3.70		1,000.00	1,021.17	3.66		0.73
R-4	1,000.00	1,043.30	2.74		1,000.00	1,022.12	2.71		0.54
R-5	1,000.00	1,043.86	2.13		1,000.00	1,022.71	2.11		0.42
R-6	1,000.00	1,045.21	0.81		1,000.00	1,024.00	0.80		0.16

SmallCap Value Fund II
Class J	1,000.00	1,002.61	6.80		1,000.00	1,018.00	6.85		1.37
Institutional	1,000.00	1,004.80	4.97		1,000.00	1,019.84	5.01		1.00
R-1	1,000.00	1,000.70	9.13		1,000.00	1,015.67	9.20		1.84
R-2	1,000.00	1,001.49	8.49		1,000.00	1,016.31	8.55		1.71
R-3	1,000.00	1,002.24	7.60		1,000.00	1,017.21	7.65		1.53
R-4	1,000.00	1,003.03	6.65		1,000.00	1,018.15	6.71		1.34
R-5	1,000.00	1,003.37	6.06		1,000.00	1,018.74	6.11		1.22
R-6	1,000.00	1,005.01	4.77		1,000.00	1,020.03	4.81		0.96

Tax-Exempt Bond Fund
Institutional	1,000.00	1,000.20	2.93		1,000.00	1,021.87	2.96		0.59

Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Institutional	1,000.00	1,002.20	2.58		1,000.00	1,022.18	2.61		0.52

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 20, 2017 to April 30, 2018), multiplied by 131/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 1, 2018 to April 30, 2018), multiplied by 60/365 (to reflect the period since inception).

PRINCIPAL FUNDS,INC.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2017, January 2018, February 2018, March 2018, April 2018 and May 2018 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	December 2017
Fund	Net Income	Realized Gain	Capital Sources
Diversified International Fund	48.59%	0.00%	51.41%
Finisterre Unconstrained Emerging Markets Bond Fund	13.57	86.43	0.00
Global Real Estate Securities Fund	22.00	78.00	0.00
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	35.62	0.00	64.38
High Yield Fund I	98.30	0.00	1.70
Income Fund	0.00	0.00	100.00
Inflation Protection Fund	97.54	0.00	2.46
International Emerging Markets Fund	44.68	0.00	55.32
International Fund I	86.57	0.00	13.43
LargeCap Growth Fund	97.08	2.92	0.00
LargeCap Value Fund III	99.47	0.53	0.00
Overseas Fund	95.04	4.96	0.00
Principal LifeTime 2010 Fund	99.02	0.98	0.00
Principal LifeTime 2015 Fund	99.02	0.98	0.00
Principal LifeTime 2020 Fund	99.01	0.99	0.00
Principal LifeTime 2025 Fund	99.04	0.96	0.00
Principal LifeTime 2030 Fund	99.03	0.97	0.00
Principal LifeTime 2035 Fund	99.06	0.94	0.00
Principal LifeTime 2040 Fund	99.05	0.95	0.00
Principal LifeTime 2045 Fund	99.05	0.95	0.00
Principal LifeTime 2050 Fund	99.00	1.00	0.00
Principal LifeTime 2055 Fund	99.05	0.95	0.00
Principal LifeTime 2060 Fund	99.02	0.98	0.00
Principal LifeTime 2065 Fund	98.73	1.27	0.00
Principal LifeTime Hybrid 2015 Fund	99.06	0.94	0.00
Principal LifeTime Hybrid 2020 Fund	99.07	0.93	0.00
Principal LifeTime Hybrid 2025 Fund	99.08	0.92	0.00
Principal LifeTime Hybrid 2030 Fund	99.00	1.00	0.00
Principal LifeTime Hybrid 2035 Fund	98.99	1.01	0.00
Principal LifeTime Hybrid 2040 Fund	99.02	0.98	0.00
Principal LifeTime Hybrid 2045 Fund	99.03	0.97	0.00
Principal LifeTime Hybrid 2050 Fund	99.02	0.98	0.00
Principal LifeTime Hybrid 2055 Fund	98.98	1.02	0.00
Principal LifeTime Hybrid 2060 Fund	99.01	0.99	0.00
Principal LifeTime Hybrid 2065 Fund	99.21	0.79	0.00
Principal LifeTime Hybrid Income Fund	99.02	0.98	0.00
Principal LifeTime Strategic Income Fund	99.05	0.95	0.00
SAM Conservative Balanced Portfolio	99.76	0.24	0.00
SAM Flexible Income Portfolio	99.68	0.32	0.00
Short-Term Income Fund	93.61	0.00	6.39
SmallCap Fund	0.00	100.00	0.00

	PRINCIPAL FUNDS, INC.
	(unaudited)

	January 2018
Fund	Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund	0.00%	100.00%	0.00%
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	33.42	0.00	66.58
High Yield Fund I	97.70	0.00	2.30
Income Fund	0.00	0.00	100.00
SAM Flexible Income Portfolio	79.66	20.34	0.00
Short-Term Income Fund	90.95	0.00	9.05

	February 2018
Fund	Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund	0.00%	100.00%	0.00%
Global Diversified Income Fund	96.65	0.00	3.35
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	30.58	0.00	69.42
High Yield Fund I	96.85	0.00	3.15
Income Fund	0.00	0.00	100.00
SAM Flexible Income Portfolio	65.35	34.65	0.00
Short-Term Income Fund	98.96	0.00	1.04

	March 2018
Fund	Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund	0.00%	100.00%	0.00%
Global Real Estate Securities Fund	0.00	100.00	0.00
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	28.57	0.00	71.43
High Yield Fund I	96.44	0.00	3.56
Income Fund	0.00	0.00	100.00
SAM Flexible Income Portfolio	83.39	16.61	0.00
Short-Term Income Fund	97.54	0.00	2.46

	April 2018
Fund	Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund	0.00%	100.00%	0.00%
Global Diversified Income Fund	67.08	32.92	0.00
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	70.68	0.00	29.32
Income Fund	0.00	0.00	100.00
SAM Flexible Income Portfolio	94.18	5.82	0.00

	May 2018
Fund	Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund	0.00%	40.23%	59.77%
Global Diversified Income Fund	88.29	0.00	11.71
Government & High Quality Bond Fund	0.00	0.00	100.00
High Yield Fund	67.98	0.00	32.02
Income Fund	0.00	0.00	100.00
SAM Flexible Income Portfolio	78.09	21.91	0.00

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

PRINCIPAL FUNDS,INC.
(unaudited)

Notices are posted monthly on our website at principalfunds.com/sources-of-distribution. You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	135	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948
Leroy T. Barnes, Jr.	Retired.	135	McClatchy
Director since 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.
Craig Damos	President, The Damos Company	135	Hardin Construction
Director since 2008
Member, Audit Committee
Member, 15(c) Committee
1954
Mark A. Grimmett	Formerly, Executive Vice	135	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Fritz S. Hirsch	Formerly, CEO, MAM USA	135	Focus Products Group;
Director since 2005			MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951
Tao Huang	Retired.	135	Armstrong World
Director since March 2012			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962
Karen (“Karrie”) McMillan	Managing Director, Patomak	135	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute
Elizabeth A. Nickels	Formerly, Executive Director,	135	Charlotte Russe; Follet
Director since 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman		SpartanNash; Spectrum
1962	Miller Healthcare		Health Systems
Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte	135	Brown Advisory; B/E
Director since 2018	Consulting, Inc.		Aerospace; WP Carey;
Member, Operations Committee			Nalco (and its successor
1959			Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	135	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	135	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	135	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”)
1959	since 2017
Chief Operating Officer, PGI since 2017
Director, PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005
Chair, Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Assistant Counsel (2010-2017)
Vice President, Counsel and Assistant	Counsel, PFD (2009-2013)
Secretary	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2009-2013, 2014-2017)
1973	Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Ashley Fuhrmeister	Council, PLIC since 2017
Assistant Counsel	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1982
Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morley since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC (2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2007-2013, 2014-2017)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Of Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)
Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company (TLIC)
1981	(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated March 31, 2018, and the Statement of Additional Information dated March 31, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Management Agreement with Principal Global Investors, LLC (the “Manager”) related to the Government Money Market Fund; (2) an Amended Subadvisory Agreement with Eagle Asset Management, Inc. related to the MidCap Growth Fund III; (3) an Amended Subadvisory Agreement with Columbus Circle Investors related to the LargeCap Growth Fund; (3) an Amended Subadvisory Agreement with Columbus Circle Investors related to the MidCap Growth Fund; (4) an Amended Subadvisory Agreement with Origin Asset Management LLP related to the International Fund I; (5) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Global Diversified Income Fund; (6) an Amended Subadvisory Agreement with Post Advisory Group, Inc. related to the Global Diversified Income Fund; (7) an Amended Subadvisory Agreement with Spectrum Asset Management, Inc. related to the Global Diversified Income Fund; (8) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Global Real Estate Securities Fund; (9) an Amended Subadvisory Agreement with Finisterre Capital LLP related to the Finisterre Unconstrained Emerging Markets Bond Fund; (10) an Amended Subadvisory Agreement with Dimensional Fund Advisors, LP related to the SmallCap Value Fund II; (11) an Amended Subadvisory Agreement with T. Rowe Price Associates, Inc. related to the LargeCap Growth Fund; and (12) an Amended Subadvisory Agreement with Logan Circle Partners, L.P. related to the Global Diversified Income Fund.

Management Agreement for Government Money Market Fund

On December 12, 2017, the Board met to consider, on behalf of the newly established Government Money Market Fund (the “Fund”), the approval of a management agreement (the “Management Agreement”) between PFI, for the Fund, and the Manager.

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Management Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager and Principal Management Corporation, the previous investment adviser to the Principal Funds (as defined below) that merged with and into the Manager on May 1, 2017, have had a long-term relationship with PFI that the Manager serves as the investment adviser to the existing series of PFI, (the “Principal Funds”), all of which are overseen by the Board; and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2017 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; and (3) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund because no track record was available. However, the Board took note that the Manager has managed another money market fund that is a series of PFI, the performance of which is reviewed by the Board.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management fee. The Board received information from the Manager, based upon data supplied by Broadridge, comparing the proposed management fee for the Fund to advisory fees of funds in a peer group provided by Broadridge. The Board also considered that the Fund is proposed to be used as a cash sweep vehicle for certain series of PFI and that, therefore, the fees paid to the Manager for the management of the Fund would be in addition to the fees received by the Manager for managing the assets of the series of PFI that use the cash sweep vehicle. The Board also received information from the Manager, based upon data obtained from The Bank of New York Mellon (“BNYM”), comparing the proposed management fee for the Fund to the advisory fees paid by the unaffiliated money market funds in which such series of PFI currently invest through BNYM’s Short Term Investment Fund. In addition, the Board considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management fee, the Board considered the Manager’s discussion of expected gross revenues and expenses relating to the Fund. On the basis of the information provided, the Board concluded that the proposed management fee for the Fund was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Manager. The Board noted the Manager’s statement that its profit margin may vary depending on the assets of other series of PFI that are invested in the Fund, as well as the Manager’s description of the measures it will put in place to mitigate potential conflicts of interest. The Board also noted the Manager’s statement that there would be no other known fall-out benefits to the Manager in connection with its management of the Fund. The Board concluded that, on the basis of the information provided, the proposed management fee for the Fund was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Fund. In addition, the Board concluded that the fees charged under the Management Agreement would be for services in addition to, rather than duplicative of, the services currently performed under the management agreements for the series of PFI that would invest in the Fund.

Eagle Asset Management, Inc. Subadvisory Agreement

On December 12, 2017 the Board considered for the MidCap Growth Fund III (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Eagle Asset Management, Inc. (the “Subadvisor”). The amendment to the Subadvisory Agreement limited the amount of cash and cash equivalents that are included in the net assets of the Fund’s subadvisory fee schedule which could result in a decrease in the subadvisory fee rate under certain circumstances.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, any change in the subadvisory fee rate payable with respect to the Fund would not change the management fee paid by the Fund. The Board considered the Manager’s stated belief that the quality and the quantity of services to be performed by the Subadvisor under the proposed amended Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than the change described above.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreement at this time and, accordingly, recommended to the approval of the amended Subadvisory Agreement.

Approval of Amended Subadvisory Agreements for LargeCap Growth Fund, MidCap Growth Fund, International Fund I, Global Diversified Income Fund, Global Real Estate Securities Fund and Finisterre Unconstrained Emerging Markets Bond Fund

On December 12, 2017, the Board considered:

For LargeCap Growth Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Columbus Circle Investors (“CCI” or a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For MidCap Growth Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and CCI in connection with a proposal to change the methodology for calculating the subadvisory fee;
For International Fund I (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Origin Asset Management LLP (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For Global Diversified Income Fund (a “Fund”) the approval of:
(1) an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Principal Real Estate Investors, LLC (“PREI” or a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at current asset levels and an increase in the subadvisory fee rate applicable at certain greater asset levels,
(2) an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Post Advisory Group, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee, and
(3) an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Spectrum Asset Management, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;
For Global Real Estate Securities Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and PREI in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at all asset levels; and
For Finisterre Unconstrained Emerging Markets Bond Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Finisterre Capital LLP (a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at all asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendments to the Funds’ respective Subadvisory Agreements and noted that because the subadvisory fees were paid by the Manager, the changes in the subadvisory fee schedules would not change the management fees paid by the Funds. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services provided by each Subadvisor to the applicable Fund(s) and that each Subadvisor’s obligations under the applicable Subadvisory Agreement(s) would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and, in certain circumstances, the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement(s) and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement at this time and, accordingly, recommended the approval of each amended Subadvisory Agreement.

Dimensional Fund Advisors, LP Amended Subadvisory Agreement

On December 12, 2017, the Board Funds met to consider for SmallCap Value Fund II (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Dimensional Fund Advisors, LP (the “Subadvisor”) in connection with a proposal to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at certain asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the changes in the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

T. Rowe Price Associates, Inc. Amended Subadvisory Agreement

On December 12, 2017, the Board met to consider for LargeCap Growth Fund (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and T. Rowe Price Associates, Inc. (the “Subadvisor”). The proposed amendment to the Subadvisory Agreement would amend the subadvisory fee schedule, as compared to the fee schedule in effect prior to the September 2017 renewal of the Subadvisory Agreement, which would result in a decrease in the subadvisory fee rate at current asset levels and an increase in the subadvisory fee rate applicable at significantly lower asset levels.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the changes in the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Logan Circle Partners, L.P. Amended Subadvisory Agreement

On March 13, 2018, the Board met to consider for Global Diversified Income Fund (the “Fund”) the approval of an amended fee schedule under the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Logan Circle Partners, L.P. (the “Subadvisor”) with respect to the emerging markets debt investment sleeve of the Fund in connection with a proposal to reduce the Subadvisor’s fee.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed change in the subadvisory fee schedule. The Board considered the Manager’s representation that the change in the subadvisory fee schedule would not reduce the quality or extent of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the subadvisory agreement then in effect and had concluded, based upon the information provided, that the terms of that subadvisory agreement were reasonable and that approval of that subadvisory agreement was in the best interests of the Fund. In addition, the Board noted that, as part of the annual contract renewal, they had noted that a change in control transaction with respect to the Subadvisor was expected to become effective in September 2017, and that this change in control would result in the “assignment” (as defined in the Investment Company Act of 1940, as amended) of the subadvisory agreement then in effect, causing the agreement’s automatic termination. The Board had considered the Manager’s statements that there were no anticipated changes to the portfolio management team that managed the Fund’s emerging markets debt investment sleeve or to the investment philosophy and process the team employs; that the change in control transaction was not expected to impact the nature, quality or extent of the services that the Subadvisor provided to the Fund; and that the subadvisory fee schedule would not change in connection with the change in control transaction. Accordingly, the Board had concluded that the Subadvisory Agreement should be approved to take effect upon the termination of the subadvisory agreement then in effect upon the effectiveness of the change in control transaction.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

principalfunds.com

Investing involves risk, including possible loss of principal.

     This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV382-14 | © 2018 Principal Financial Services, Inc. | 04/2018 | t17042406ea

Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.